UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08236

Northern Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Name and Address of Agent for Service: Michael D. Mabry Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, Pennsylvania 19103	with a copy to: Kevin P. O’Rourke Jose J. Del Real, Esq. The Northern Trust Company 50 South LaSalle Street Chicago, Illinois 60603

Registrant’s telephone number, including area code: (800) 595-9111

Date of fiscal year end: March 31

Date of reporting period: September 30, 2021

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

NORTHERN FUNDS FIXED INCOME AND MONEY MARKET FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2021

NORTHERN FUNDS

MANAGED BY NORTHERN TRUST

FIXED INCOME AND MONEY MARKET FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

6	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

16	FINANCIAL HIGHLIGHTS

37	SCHEDULES OF INVESTMENTS

37	ARIZONA TAX-EXEMPT FUND (Ticker Symbol: NOAZX)

43	BOND INDEX FUND (Ticker Symbol: NOBOX)

121	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NCITX)

131	CALIFORNIA TAX-EXEMPT FUND (Ticker Symbol: NCATX)

138	CORE BOND FUND (Ticker Symbol: NOCBX)

153	FIXED INCOME FUND (Ticker Symbol: NOFIX)

170	HIGH YIELD FIXED INCOME FUND (Ticker Symbol: NHFIX)

186	HIGH YIELD MUNICIPAL FUND (Ticker Symbol: NHYMX)

206	INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NOITX)

234	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND (Ticker Symbol: NMEDX)

247	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (Ticker Symbol: NMHYX)

279	SHORT BOND FUND (Ticker Symbol: BSBAX)

293	SHORT-INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NSITX)

307	SHORT-INTERMEDIATE U.S. GOVERNMENT FUND (Ticker Symbol: NSIUX)

309	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (Ticker Symbol: NTAUX)

334	TAX-EXEMPT FUND (Ticker Symbol: NOTEX)

357	ULTRA-SHORT FIXED INCOME FUND (Ticker Symbol: NUSFX)

370	U.S. GOVERNMENT FUND (Ticker Symbol: NOUGX)

372	U.S. GOVERNMENT MONEY MARKET FUND (Ticker Symbol: NOGXX)

376	U.S. GOVERNMENT SELECT MONEY MARKET FUND (Ticker Symbol: NOSXX)

379	U.S. TREASURY INDEX FUND (Ticker Symbol: BTIAX)

383	NOTES TO THE FINANCIAL STATEMENTS

404	FUND EXPENSES

407	APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

416	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust.

You could lose money by investing in the U.S. Government Money Market and U.S. Government Select Money Market Funds. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The U.S. Government Money Market and U.S. Government Select Money Market Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

NOT FDIC INSURED
May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT    1    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ARIZONA TAX-EXEMPT FUND	BOND INDEX FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND	CORE BOND FUND
ASSETS:

Investments, at value	$162,498	$3,089,643	$535,198	$213,410	$198,096

Investments in affiliates, at value	6,145	91,556	13,611	7,150	9,430

Foreign currencies, at value	—	—	—	—	—

Due from broker (Note 2)	—	—	—	—	—

Interest income receivable	1,578	14,842	5,000	2,109	972

Receivable for foreign tax reclaims	—	—	—	—	14

Receivable for securities sold	983	22,795	—	—	2,948

Receivable for fund shares sold	167	3,263	14	245	37

Receivable from investment adviser	4	19	5	4	2

Unrealized appreciation on bilateral interest rate swap agreements	—	—	—	—	—

Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	—

Prepaid and other assets	3	10	6	5	12

Total Assets	171,378	3,222,128	553,834	222,923	211,511
LIABILITIES:

Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—	—

Payable for securities purchased	—	36,884	—	—	2,053

Unfunded loan commitments (Note 2)	—	—	—	—	—

Payable for when-issued securities	2,449	68,008	4,014	—	—

Payable for fund shares redeemed	344	1,160	41	62	305

Distributions payable to shareholders	67	1,216	201	79	68

Due to broker (Note 2)	—	—	—	—	—

Payable to affiliates:

Management fees	12	67	39	16	13

Custody fees	1	31	2	1	4

Shareholder servicing fees	11	11	16	13	—

Transfer agent fees	5	102	18	7	7

Accrued Trustee fees	4	10	4	4	4

Accrued other liabilities	17	53	17	16	18

Total Liabilities	2,910	107,542	4,352	198	2,472
Net Assets	$168,468	$3,114,586	$549,482	$222,725	$209,039
ANALYSIS OF NET ASSETS:

Capital stock	$164,631	$2,995,380	$529,564	$211,566	$209,044

Distributable earnings (loss)	3,837	119,206	19,918	11,159	(5)

Net Assets	$168,468	$3,114,586	$549,482	$222,725	$209,039

Shares Outstanding ($.0001 par value, unlimited authorization)	15,557	287,320	50,337	18,878	19,779

Net Asset Value, Redemption and Offering Price Per Share	$10.83	$10.84	$10.92	$11.80	$10.57

Investments, at cost	$157,449	$2,983,974	$514,807	$202,956	$196,895

Investments in affiliates, at cost	6,145	91,556	13,611	7,150	9,430

Foreign currencies, at cost	—	—	—	—	—

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    2    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$780,535	$3,821,396	$734,807	$2,767,379	$133,428	$164,257

25,623	87,392	44,609	308,629	7,630	8,641

—	160	—	—	787	—

—	—	—	—	461	—

5,429	56,771	7,824	26,930	2,074	2,653

20	—	—	—	55	—

8,261	14,949	1,663	4,962	415	2,242

152	676	1,174	5,241	—	127

6	27	30	13	2	3

—	—	—	—	9	—

—	—	—	—	195	—

7	9	6	13	2	14

820,033	3,981,380	790,113	3,113,167	145,058	177,937

—	—	—	—	233	—

5,185	17,892	875	23,084	852	1,437

—	—	—	—	—	6

—	49,995	15,649	57,618	—	2,290

244	2,973	9	1,044	13	115

366	3,752	435	979	—	—

—	—	—	—	146	—

58	495	99	210	20	24

11	22	—	17	13	3

5	7	3	13	—	2

26	126	25	98	5	6

14	19	4	14	1	2

18	44	23	39	30	31

5,927	75,325	17,122	83,116	1,313	3,916
$814,106	$3,906,055	$772,991	$3,030,051	$143,745	$174,021

$798,578	$4,354,459	$747,572	$2,928,363	$163,232	$222,424

15,528	(448,404)	25,419	101,688	(19,487)	(48,403)

$814,106	$3,906,055	$772,991	$3,030,051	$143,745	$174,021

76,631	572,143	85,055	279,944	16,388	18,255

$10.62	$6.83	$9.09	$10.82	$8.77	$9.53

$765,335	$3,708,528	$707,246	$2,680,078	$143,106	$165,595

25,623	87,392	44,609	308,629	7,630	8,641

—	153	—	—	824	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    3     FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	SHORT BOND FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	TAX-EXEMPT FUND

ASSETS:

Investments, at value	$475,677	$815,978	$60,100	$4,267,615	$1,750,536

Investments in affiliates, at value	8,910	100,802	58	151,338	206,261

Repurchase agreements, at value	—	—	—	—	—

Cash and cash equivalents	—	—	—	—	—

Interest income receivable	1,851	7,587	160	27,300	17,389

Receivable for securities sold	—	—	1,930	—	11,609

Receivable for fund shares sold	8,231	145	—	7,400	1,385

Receivable from investment adviser	39	7	8	16	12

Prepaid and other assets	12	16	4	22	9

Total Assets	494,720	924,535	62,260	4,453,691	1,987,201
LIABILITIES:

Payable for securities purchased	3,372	17,755	—	54,137	10,161

Payable for when-issued securities	1,000	15,640	—	61,264	40,155

Payable for fund shares redeemed	33	176	29	10,861	568

Distributions payable to shareholders	94	145	2	370	697

Payable to affiliates:

Management fees	30	63	4	159	137

Custody fees	1	31	1	40	11

Shareholder servicing fees	1	13	1	2	23

Transfer agent fees	16	29	2	138	63

Accrued Trustee fees	4	4	8	9	8

Accrued other liabilities	18	16	22	42	30

Total Liabilities	4,569	33,872	69	127,022	51,853
Net Assets	$490,151	$890,663	$62,191	$4,326,669	$1,935,348

ANALYSIS OF NET ASSETS:

Capital stock	$496,780	$876,733	$66,264	$4,309,950	$1,877,700

Distributable earnings (loss)	(6,629)	13,930	(4,073)	16,719	57,648

Net Assets	$490,151	$890,663	$62,191	$4,326,669	$1,935,348

Shares Outstanding ($.0001 par value, unlimited authorization)	25,744	85,536	6,216	424,250	176,339

Net Asset Value, Redemption and Offering Price Per Share	$19.04	$10.41	$10.00	$10.20	$10.98
Investments, at cost	$471,997	$809,875	$60,246	$4,254,462	$1,704,022

Investments in affiliates, at cost	8,823	100,802	58	151,338	206,261

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    4    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND	U.S. TREASURY INDEX FUND

$3,746,644	$42,761	$8,863,625	$1,890,344	$95,146
158,039	60	—	—	767
—	—	8,159,500	1,786,300	—
—	—	163,551	1,594	—
9,385	103	13,869	3,076	360
35,686	1,934	—	—	1,673
6,947	1	14,985	1,523	1
15	6	818	176	2
32	4	32	18	11
3,956,748	44,869	17,216,380	3,683,031	97,960

60,000	—	—	—	2,229
31,120	—	—	—	—
1,910	1,620	64,653	1,388	84
395	3	—	—	25

143	3	942	201	2
21	1	132	31	2
6	1	—	—	—
124	1	276	58	3
5	3	26	20	4
47	18	153	44	16
93,771	1,650	66,182	1,742	2,365
$3,862,977	$43,219	$17,150,198	$3,681,289	$95,595

$3,841,882	$44,084	$17,149,778	$3,681,256	$92,986
21,095	(865)	420	33	2,609
$3,862,977	$43,219	$17,150,198	$3,681,289	$95,595
374,402	4,439	17,149,811	3,681,296	4,235
$10.32	$9.74	$1.00	$1.00	$22.57

$3,733,941	$42,912	$8,863,625	$1,890,344	$93,134
158,039	60	—	—	767

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT     5    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ARIZONA TAX-EXEMPT FUND	BOND INDEX FUND	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	CALIFORNIA TAX-EXEMPT FUND

INVESTMENT INCOME:

Interest Income (Note 6)	$2,146	$30,470	$6,456	$2,782

Dividend income	—	—	—	—

Dividend income from investments in affiliates	2	5	5	3

Total Investment Income	2,148	30,475	6,461	2,785

EXPENSES:

Management fees	371	2,100	1,179	476

Custody fees	7	147	20	9

Transfer agent fees	33	622	106	43

Blue sky fees	11	21	5	5

Printing fees	5	16	5	5

Audit fees	10	18	10	10

Legal fees	11	21	11	11

Shareholder servicing fees	55	52	52	41

Trustee fees	4	14	3	3

Other	6	21	6	7

Total Expenses	513	3,032	1,397	610

Less expenses contractually reimbursed by investment adviser	(118)	(584)	(157)	(105)

Net Expenses	395	2,448	1,240	505
Net Investment Income (Loss)	1,753	28,027	5,221	2,280
NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	38	11,980	145	246

Interest rate swap agreements	—	—	—	—

Foreign currency transactions	—	—	—	—

Forward foreign currency exchange contracts	—	—	—	—

Net changes in unrealized appreciation (depreciation) on:

Investments	(541)	22,957	(1,556)	(319)

Interest rate swap agreements	—	—	—	—

Foreign currency translations	—	—	—	—

Forward foreign currency exchange contracts	—	—	—	—

Net Gains (Losses)	(503)	34,937	(1,411)	(73)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,250	$62,964	$3,810	$2,207

(1)	Net of $3 and $58, respectively, in foreign withholding taxes.

(2)	Net of foreign capital gains tax paid of $13.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    6    NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

CORE BOND FUND	FIXED INCOME FUND	HIGH YIELD FIXED INCOME FUND	HIGH YIELD MUNICIPAL FUND	INTERMEDIATE TAX-EXEMPT FUND	MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND

$1,732	$9,637	$105,799 (1)	$12,758	$33,139	$4,069 (1)	$4,971

—	—	321	—	—	—	12

3	8	16	11	28	1	1

1,735	9,645	106,136	12,769	33,167	4,070	4,984

403	1,779	13,777	2,687	6,500	625	710

14	38	129	21	111	39	18

41	159	690	134	595	28	33

10	13	15	15	12	11	11

6	6	18	5	13	9	9

10	10	18	10	18	10	21

11	11	21	11	21	11	11

1	17	115	22	68	—	2

3	3	14	3	14	4	3

6	5	23	6	23	9	6

505	2,041	14,820	2,914	7,375	746	824

(75)	(174)	(824)	(814)	(400)	(55)	(90)

430	1,867	13,996	2,100	6,975	691	734
1,305	7,778	92,140	10,669	26,192	3,379	4,250

783	4,515	12,568	4,067	9,689	17 (2)	3,290

—	—	—	—	—	(4)	—

—	—	—	—	—	(77)	—

—	—	—	—	—	(281)	—

2,821	11,163	8,832	3,724	(11,434)	(1,665)	(707)

—	—	—	—	—	(64)	—

—	—	(1)	—	—	(24)	—

—	—	—	—	—	400	—

3,604	15,678	21,399	7,791	(1,745)	(1,698)	2,583
$4,909	$23,456	$113,539	$18,460	$24,447	$1,681	$6,833

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    7    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	SHORT BOND FUND	SHORT- INTERMEDIATE TAX-EXEMPT FUND	SHORT- INTERMEDIATE U.S. GOVERNMENT FUND	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

INVESTMENT INCOME:

Interest Income (Note 6)	$3,420	$5,873	$124	$16,706

Dividend income from investments in affiliates	55	12	—	30

Total Investment Income	3,475	5,885	124	16,736
EXPENSES:

Management fees	889	1,963	117	4,992

Custody fees	17	35	4	171

Transfer agent fees	90	176	12	865

Blue sky fees	11	10	13	15

Printing fees	6	5	6	14

Audit fees	10	10	10	18

Legal fees	11	11	11	21

Shareholder servicing fees	—	54	2	7

Trustee fees	4	3	3	14

Other	6	6	7	19

Total Expenses	1,044	2,273	185	6,136

Less expenses voluntarily reimbursed by investment adviser	—	—	—	—

Less expenses contractually reimbursed by investment adviser	(107)	(213)	(55)	(496)

Less custodian credits	—	—	—	—

Net Expenses	937	2,060	130	5,640
Net Investment Income (Loss)	2,538	3,825	(6)	11,096
NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	692	3,550	(2)	910

Futures contracts	—	—	(6)	—

Net changes in unrealized appreciation (depreciation) on:

Investments	(910)	(5,162)	(32)	(6,512)

Investments in affiliates	(77)	—	—	—

Futures contracts	—	—	(6)	—

Net Gains (Losses)	(295)	(1,612)	(46)	(5,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,243	$2,213	$(52)	$5,494

(3)	Includes nonrecurring litigation proceeds of approximately $864,000 and $8,351,000, respectively.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    8    NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

TAX-EXEMPT FUND	ULTRA-SHORT FIXED INCOME FUND	U.S. GOVERNMENT FUND	U.S. GOVERNMENT MONEY MARKET FUND	U.S. GOVERNMENT SELECT MONEY MARKET FUND	U.S. TREASURY INDEX FUND

$22,982	$14,981	$156	$7,113 (3)	$9,665 (3)	$748

13	17	1	—	—	—

22,995	14,998	157	7,113	9,665	748

4,266	4,210	93	28,727	6,032	64

72	134	4	660	147	6

385	725	9	1,654	347	19

12	14	10	23	13	10

10	15	6	34	11	6

15	21	10	51	21	10

18	25	11	61	24	11

85	23	1	—	—	—

10	17	4	56	17	3

16	22	6	90	24	5

4,889	5,206	154	31,356	6,636	134

—	—	—	(24,063)	(5,095)	—

(373)	(465)	(50)	(785)	(208)	(55)

—	—	—	(1)	—	—

4,516	4,741	104	6,507	1,333	79
18,479	10,257	53	606	8,332	669

6,384	3,199	103	44	10	136

—	—	(8)	—	—	—

(3,664)	(1,642)	84	—	—	1,025

—	—	—	—	—	—

—	—	29	—	—	—

2,720	1,557	208	44	10	1,161
$21,199	$11,814	$261	$650	$8,342	$1,830

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    9    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ARIZONA TAX-EXEMPT FUND		BOND INDEX FUND		CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

Amounts in thousands	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021
OPERATIONS:

Net investment income (loss) (Note 6)	$1,753	$3,457	$28,027	$63,013	$5,221	$11,202

Net realized gains (losses) (Note 6)	38	(405)	11,980	40,948	145	(581)

Net change in unrealized appreciation (depreciation)	(541)	1,218	22,957	(101,453)	(1,556)	10,349

Net Increase (Decrease) in Net Assets Resulting from Operations	1,250	4,270	62,964	2,508	3,810	20,970

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	467	32,158	(167,415)	417,337	17,278	31,507

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	467	32,158	(167,415)	417,337	17,278	31,507

DISTRIBUTIONS PAID:

Distributable earnings	(1,753)	(3,457)	(33,181)	(103,699)	(5,223)	(12,144)

Total Distributions Paid	(1,753)	(3,457)	(33,181)	(103,699)	(5,223)	(12,144)

Total Increase (Decrease) in Net Assets	(36)	32,971	(137,632)	316,146	15,865	40,333

NET ASSETS:

Beginning of period	168,504	135,533	3,252,218	2,936,072	533,617	493,284

End of period	$168,468	$168,504	$3,114,586	$3,252,218	$549,482	$533,617

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    10    NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2021

CALIFORNIA TAX-EXEMPT FUND		CORE BOND FUND		FIXED INCOME FUND		HIGH YIELD FIXED INCOME FUND

SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021

$2,280	$5,126	$1,305	$2,899	$7,778	$16,147	$92,140	$193,223

246	1,120	783	2,755	4,515	13,928	12,568	(112,460)

(319)	2,246	2,821	(1,314)	11,163	17,796	8,831	762,381

2,207	8,492	4,909	4,340	23,456	47,871	113,539	843,144

4,759	22,426	(47,104)	62,049	(21,842)	(41,918)	554,655	(475,014)

4,759	22,426	(47,104)	62,049	(21,842)	(41,918)	554,655	(475,014)

(2,283)	(6,194)	(1,858)	(8,131)	(9,769)	(25,518)	(92,409)	(191,107)
(2,283)	(6,194)	(1,858)	(8,131)	(9,769)	(25,518)	(92,409)	(191,107)
4,683	24,724	(44,053)	58,258	(8,155)	(19,565)	575,785	177,023

218,042	193,318	253,092	194,834	822,261	841,826	3,330,270	3,153,247

$222,725	$218,042	$209,039	$253,092	$814,106	$822,261	$3,906,055	$3,330,270

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    11    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	HIGH YIELD MUNICIPAL FUND		INTERMEDIATE TAX-EXEMPT FUND		MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

Amounts in thousands	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021

OPERATIONS:

Net investment income (loss) (Note 6)	$10,669	$19,458	$26,192	$57,230	$3,379	$7,338

Net realized gains (losses) (Note 6)	4,067	(1,408)	9,689	19,039	(345)	(5,460)

Net change in unrealized appreciation (depreciation)	3,724	37,680	(11,434)	43,321	(1,353)	23,661

Net Increase (Decrease) in Net Assets Resulting from Operations	18,460	55,730	24,447	119,590	1,681	25,539

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	166,263	52,831	(41,564)	12,650	912	(11,786)

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	166,263	52,831	(41,564)	12,650	912	(11,786)

DISTRIBUTIONS PAID:

Distributable earnings	(10,669)	(19,458)	(26,198)	(76,825)	(3,912)	(1,403)

Total Distributions Paid	(10,669)	(19,458)	(26,198)	(76,825)	(3,912)	(1,403)

Total Increase (Decrease) in Net Assets	174,054	89,103	(43,315)	55,415	(1,319)	12,350

NET ASSETS:

Beginning of period	598,937	509,834	3,073,366	3,017,951	145,064	132,714

End of period	$772,991	$598,937	$3,030,051	$3,073,366	$143,745	$145,064

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    12    NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2021

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND		SHORT BOND FUND		SHORT- INTERMEDIATE TAX-EXEMPT FUND		SHORT- INTERMEDIATE U.S. GOVERNMENT FUND

SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021

$4,250	$11,761	$2,538	$6,729	$3,825	$10,053	$(6)	$17

3,290	(13,782)	692	2,364	3,550	12,195	(8)	409

(707)	46,172	(987)	7,469	(5,162)	7,762	(38)	(635)

6,833	44,151	2,243	16,562	2,213	30,010	(52)	(209)

(2,812)	(71,396)	53,607	55,919	(25,349)	31,637	(1,527)	5,612

(2,812)	(71,396)	53,607	55,919	(25,349)	31,637	(1,527)	5,612

(4,617)	(12,426)	(2,798)	(7,185)	(3,825)	(24,498)	(39)	(95)

(4,617)	(12,426)	(2,798)	(7,185)	(3,825)	(24,498)	(39)	(95)

(596)	(39,671)	53,052	65,296	(26,961)	37,149	(1,618)	5,308

174,617	214,288	437,099	371,803	917,624	880,475	63,809	58,501

$174,021	$174,617	$490,151	$437,099	$890,663	$917,624	$62,191	$63,809

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    13    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND		TAX-EXEMPT FUND		ULTRA-SHORT FIXED INCOME FUND

Amounts in thousands	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021

OPERATIONS:

Net investment income (loss) (Note 6)	$11,096	$32,804	$18,479	$39,710	$10,257	$29,951

Net realized gains (losses) (Note 6)	910	6,014	6,384	12,787	3,199	8,461

Net change in unrealized appreciation (depreciation)	(6,512)	27,047	(3,664)	24,314	(1,642)	42,673

Net Increase (Decrease) in Net Assets Resulting from Operations	5,494	65,865	21,199	76,811	11,814	81,085

CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from capital share transactions	(528,830)	1,097,096	(87,659)	350,966	171,223	1,457,215

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(528,830)	1,097,096	(87,659)	350,966	171,223	1,457,215

DISTRIBUTIONS PAID:

Distributable earnings	(11,099)	(39,416)	(18,483)	(47,187)	(10,807)	(36,740)

Total Distributions Paid	(11,099)	(39,416)	(18,483)	(47,187)	(10,807)	(36,740)

Total Increase (Decrease) in Net Assets	(534,435)	1,123,545	(84,943)	380,590	172,230	1,501,560

NET ASSETS:

Beginning of period	4,861,104	3,737,559	2,020,291	1,639,701	3,690,747	2,189,187

End of period	$4,326,669	$4,861,104	$1,935,348	$2,020,291	$3,862,977	$3,690,747

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    14    NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021, (UNAUDITED)
OR THE FISCAL YEAR ENDED MARCH 31, 2021

U.S. GOVERNMENT FUND		U.S. GOVERNMENT MONEY MARKET FUND		U.S. GOVERNMENT SELECT MONEY MARKET FUND		U.S. TREASURY INDEX FUND

SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021

$53	$58	$606	$4,422	$8,332	$959	$669	$1,635

95	(124)	44	389	10	28	136	1,235

113	(884)	—	—	—	—	1,025	(8,411)

261	(950)	650	4,811	8,342	987	1,830	(5,541)

(10,311)	16,544	(368,256)	931,395	(229,980)	308,791	(5,941)	4,505

(10,311)	16,544	(368,256)	931,395	(229,980)	308,791	(5,941)	4,505

(74)	(1,630)	(605)	(4,456)	(8,325)	(969)	(668)	(1,635)

(74)	(1,630)	(605)	(4,456)	(8,325)	(969)	(668)	(1,635)
(10,124)	13,964	(368,211)	931,750	(229,963)	308,809	(4,779)	(2,671)

53,343	39,379	17,518,409	16,586,659	3,911,252	3,602,443	100,374	103,045

$43,219	$53,343	$17,150,198	$17,518,409	$3,681,289	$3,911,252	$95,595	$100,374

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    15    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

ARIZONA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.86	$10.77		$10.65		$10.43		$10.54		$10.96

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	0.25		0.28		0.31		0.31		0.29

Net realized and unrealized gains (losses)	(0.03)	0.09		0.12		0.22		(0.11)		(0.30)

Total from Investment Operations	0.08	0.34		0.40		0.53		0.20		(0.01)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.25)		(0.28)		(0.31)		(0.31)		(0.29)

From net realized gains	—	—		—		—		—		(0.12)

Total Distributions Paid	(0.11)	(0.25)		(0.28)		(0.31)		(0.31)		(0.41)

Net Asset Value, End of Period	$10.83	$10.86		$10.77		$10.65		$10.43		$10.54

Total Return(1)	0.74%	3.19%		3.86%		5.15%		1.95%		(0.17)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$168,468	$168,504		$135,533		$118,657		$111,621		$102,928

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.46%	0.46	%(3)	0.46	%(3)	0.47	%(3)	0.46	%(3)	0.46	%(3)

Expenses, before reimbursements and credits	0.59%	0.58%		0.60%		0.60%		0.61%		0.62%

Net investment income, net of reimbursements and credits	2.03%	2.29	%(3)	2.56	%(3)	3.03	%(3)	2.89	%(3)	2.65	%(3)

Net investment income, before reimbursements and credits	1.90%	2.17%		2.42%		2.90%		2.74%		2.49%

Portfolio Turnover Rate	13.76%	17.20%		63.33%		52.94%		85.89%		83.45%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $10,000, $9,000 and $13,000 , which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively and less than $16,000, which represents less than 0.02 percent of average net assets for the fiscal year ended March 31, 2017. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    16    NORTHERN FUNDS SEMIANNUAL REPORT

BOND INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.75	$11.05		$10.45		$10.31		$10.47		$10.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.09	0.22		0.28		0.28		0.26		0.25

Net realized and unrealized gains (losses)	0.11	(0.17)		0.65		0.15		(0.14)		(0.24)

Total from Investment Operations	0.20	0.05		0.93		0.43		0.12		0.01

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.25)		(0.30)		(0.29)		(0.28)		(0.27)

From net realized gains	—	(0.10)		(0.03)		—		—		(0.01)

Total Distributions Paid	(0.11)	(0.35)		(0.33)		(0.29)		(0.28)		(0.28)

Net Asset Value, End of Period	$10.84	$10.75		$11.05		$10.45		$10.31		$10.47

Total Return(1)	1.88%	0.36%		9.01%		4.33%		1.13%		0.14%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,114,586	$3,252,218		$2,936,072		$3,020,198		$2,769,946		$2,496,618

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.15%	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)

Expenses, before reimbursements and credits	0.19%	0.19%		0.18%		0.17%		0.17%		0.17%

Net investment income, net of reimbursements and credits	1.73%	1.91	%(3)	2.63	%(3)	2.78	%(3)	2.50	%(3)	2.35	%(3)

Net investment income, before reimbursements and credits	1.69%	1.87%		2.60%		2.76%		2.48%		2.33%

Portfolio Turnover Rate	23.10%	75.38%		53.74%		70.72%		44.51%		65.28%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $92,000, $83,000, $109,000, $97,000 and $126,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    17    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.94	$10.74		$10.68		$10.47		$10.57		$11.03

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	0.24		0.27		0.28		0.28		0.26

Net realized and unrealized gains (losses)	(0.02)	0.22		0.06		0.21		(0.10)		(0.36)

Total from Investment Operations	0.09	0.46		0.33		0.49		0.18		(0.10)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.11)	(0.24)		(0.27)		(0.28)		(0.28)		(0.26)

From net realized gains	—	(0.02)		—	(1)	—		—		(0.10)

Total Distributions Paid	(0.11)	(0.26)		(0.27)		(0.28)		(0.28)		(0.36)

Net Asset Value, End of Period	$10.92	$10.94		$10.74		$10.68		$10.47		$10.57

Total Return(2)	0.78%	4.29%		3.11%		4.78%		1.67%		(0.87)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$549,482	$533,617		$493,284		$498,887		$494,372		$470,326

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.45%	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45	%(4)	0.45	%(4)

Expenses, before reimbursements and credits	0.51%	0.50%		0.50%		0.49%		0.50%		0.51%

Net investment income, net of reimbursements and credits	1.91%	2.18	%(4)	2.48	%(4)	2.69	%(4)	2.61	%(4)	2.42	%(4)

Net investment income, before reimbursements and credits	1.85%	2.13%		2.43%		2.65%		2.56%		2.36%

Portfolio Turnover Rate	7.74%	16.87%		31.63%		28.54%		52.17%		64.62%

(1)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $19,000, $26,000, $22,000, $25,000 and $28,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    18    NORTHERN FUNDS SEMIANNUAL REPORT

CALIFORNIA TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$11.80	$11.65		$11.56		$11.40		$11.48		$12.06

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12	0.29		0.33		0.40		0.39		0.35

Net realized and unrealized gains (losses)	—	0.21		0.16		0.16		(0.08)		(0.45)

Total from Investment Operations	0.12	0.50		0.49		0.56		0.31		(0.10)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.12)	(0.29)		(0.33)		(0.40)		(0.39)		(0.35)

From net realized gains	—	(0.06)		(0.07)		—		—		(0.13)

Total Distributions Paid	(0.12)	(0.35)		(0.40)		(0.40)		(0.39)		(0.48)

Net Asset Value, End of Period	$11.80	$11.80		$11.65		$11.56		$11.40		$11.48

Total Return(1)	1.04%	4.32%		4.27%		5.01%		2.69%		(0.83)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$222,725	$218,042		$193,318		$179,416		$181,272		$177,857

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.46%	0.45	%(3)	0.46	%(3)	0.46	%(3)	0.46	%(3)	0.46	%(3)

Expenses, before reimbursements and credits	0.55%	0.55%		0.55%		0.56%		0.58%		0.61%

Net investment income, net of reimbursements and credits	2.06%	2.46	%(3)	2.78	%(3)	3.50	%(3)	3.36	%(3)	2.95	%(3)

Net investment income, before reimbursements and credits	1.97%	2.36%		2.69%		3.40%		3.24%		2.80%

Portfolio Turnover Rate	16.59%	28.48%		55.08%		34.83%		83.27%		97.34%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $16,000, $11,000, $21,000 and $16,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    19    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

CORE BOND FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.43	$10.47		$10.08		$10.02		$10.15		$10.40

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.06	0.15		0.23		0.28		0.26		0.19

Net realized and unrealized gains (losses)	0.17	0.18		0.43		0.08		(0.11)		(0.15)

Total from Investment Operations	0.23	0.33		0.66		0.36		0.15		0.04

LESS DISTRIBUTIONS PAID:

From net investment income	(0.09)	(0.19)		(0.27)		(0.30)		(0.28)		(0.22)

From net realized gains	—	(0.18)		—		—		—		(0.07)

Total Distributions Paid	(0.09)	(0.37)		(0.27)		(0.30)		(0.28)		(0.29)

Net Asset Value, End of Period	$10.57	$10.43		$10.47		$10.08		$10.02		$10.15

Total Return(1)	2.24%	3.08%		6.57%		3.75%		1.45%		0.36%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$209,039	$253,092		$194,834		$255,171		$266,835		$259,951

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.41%	0.40	%(3)	0.41	%(3)	0.41	%(3)	0.41	%(3)	0.40	%(3)

Expenses, before reimbursements and credits	0.48%	0.47%		0.47%		0.46%		0.46%		0.46%

Net investment income, net of reimbursements and credits	1.23%	1.26	%(3)	2.33	%(3)	2.91	%(3)	2.49	%(3)	1.87	%(3)

Net investment income, before reimbursements and credits	1.16%	1.19%		2.27%		2.86%		2.44%		1.81%

Portfolio Turnover Rate	111.80%	326.11%		485.45%		327.61%		424.59%		517.18%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $15,000, $11,000, $18,000 and $57,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01 and 0.02 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    20    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.45	$10.18		$9.97		$9.94		$10.12		$10.23

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.10 (1)	0.19		0.27		0.32		0.31		0.24

Net realized and unrealized gains (losses)	0.20	0.38		0.24		0.06		(0.16)		(0.08)

Total from Investment Operations	0.30	0.57		0.51		0.38		0.15		0.16

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.13)	(0.24)		(0.30)		(0.35)		(0.33)		(0.27)

From net realized gains	—	(0.06)		—		—		—		—

Total Distributions Paid	(0.13)	(0.30)		(0.30)		(0.35)		(0.33)		(0.27)

Net Asset Value, End of Period	$10.62	$10.45		$10.18		$9.97		$9.94		$10.12

Total Return(3)	2.84%	5.63	%(4)	5.11%		3.98%		1.38%		1.58%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$814,106	$822,261		$841,826		$848,130		$1,190,331		$1,180,510

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits	0.45%	0.45	%(6)	0.45	%(6)	0.45	%(6)	0.45	%(6)	0.45	%(6)

Expenses, before reimbursements and credits	0.49%	0.49%		0.49%		0.48%		0.48%		0.48%

Net investment income, net of reimbursements and credits	1.88%	1.83	%(6)	2.66	%(6)	3.41	%(6)	2.95	%(6)	2.40	%(6)

Net investment income, before reimbursements and credits	1.84%	1.79%		2.62%		3.38%		2.92%		2.37%

Portfolio Turnover Rate	85.67%	261.29%		439.40%		283.15%		364.76%		454.23%

(1)

The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 2.83%. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.62%.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $25,000, $55,000, $32,000, $81,000 and $207,000, which represent less than 0.01, less than 0.01, less than 0.01, less than 0.01 and 0.02 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    21    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

HIGH YIELD FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$6.78	$5.57		$6.60		$6.72		$6.84		$6.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.18 (1)	0.36		0.40		0.42		0.42		0.40

Net realized and unrealized gains (losses)	0.05	1.21		(1.02)		(0.12)		(0.12)		0.42

Total from Investment Operations	0.23	1.57		(0.62)		0.30		0.30		0.82

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.18)	(0.36)		(0.41)		(0.42)		(0.42)		(0.40)

Total Distributions Paid	(0.18)	(0.36)		(0.41)		(0.42)		(0.42)		(0.40)

Net Asset Value, End of Period	$6.83	$6.78		$5.57		$6.60		$6.72		$6.84

Total Return(3)	3.37%	28.40%		(9.96)%		4.64%		4.32%		13.07%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,906,055	$3,330,270		$3,153,247		$3,795,975		$3,556,517		$4,431,999

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits	0.78%	0.78	%(5)	0.78	%(5)	0.78	%(5)	0.80	%(5)	0.80	%(5)

Expenses, before reimbursements and credits	0.83%	0.83%		0.82%		0.81%		0.81%		0.81%

Net investment income, net of reimbursements and credits	5.14%	5.62	%(5)	6.10	%(5)	6.34	%(5)	6.00	%(5)	5.98	%(5)

Net investment income, before reimbursements and credits	5.09%	5.57%		6.06%		6.31%		5.99%		5.97%

Portfolio Turnover Rate	16.98%	54.82%		47.65%		52.19%		95.52%		117.53%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $70,000, $94,000, $198,000, $196,000 and $261,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    22    NORTHERN FUNDS SEMIANNUAL REPORT

HIGH YIELD MUNICIPAL FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$8.95	$8.31		$8.70		$8.69		$8.69		$9.02

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.32		0.34		0.37		0.35		0.32

Net realized and unrealized gains (losses)	0.14	0.64		(0.39)		0.01		—		(0.33)

Total from Investment Operations	0.28	0.96		(0.05)		0.38		0.35		(0.01)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.14)	(0.32)		(0.34)		(0.37)		(0.35)		(0.32)

Total Distributions Paid	(0.14)	(0.32)		(0.34)		(0.37)		(0.35)		(0.32)

Net Asset Value, End of Period	$9.09	$8.95		$8.31		$8.70		$8.69		$8.69

Total Return(1)	3.13%	11.75%		(0.68)%		4.47%		4.03%		(0.10)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$772,991	$598,937		$509,834		$443,469		$412,599		$476,835

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.60%	0.60	%(3)	0.60	%(3)	0.61	%(3)	0.80	%(3)	0.80	%(3)

Expenses, before reimbursements and credits	0.84%	0.84%		0.84%		0.83%		0.83%		0.82%

Net investment income, net of reimbursements and credits	3.06%	3.71	%(3)	3.87	%(3)	4.27	%(3)	3.96	%(3)	3.60	%(3)

Net investment income, before reimbursements and credits	2.82%	3.47%		3.63%		4.05%		3.93%		3.58%

Portfolio Turnover Rate	10.02%	33.75%		47.62%		51.81%		9.69%		39.67%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $18,000, $24,000, $16,000, $12,000 and $42,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    23    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.83	$10.68		$10.57		$10.37		$10.40		$10.82

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.09	0.21		0.24		0.25		0.22		0.21

Net realized and unrealized gains (losses)	(0.01)	0.22		0.15		0.20		(0.03)		(0.26)

Total from Investment Operations	0.08	0.43		0.39		0.45		0.19		(0.05)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.09)	(0.21)		(0.24)		(0.25)		(0.22)		(0.21)

From net realized gains	—	(0.07)		(0.04)		—		—		(0.16)

Total Distributions Paid	(0.09)	(0.28)		(0.28)		(0.25)		(0.22)		(0.37)

Net Asset Value, End of Period	$10.82	$10.83		$10.68		$10.57		$10.37		$10.40

Total Return(1)	0.76%	4.01%		3.72%		4.47%		1.75%		(0.48)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,030,051	$3,073,366		$3,017,951		$2,774,081		$2,935,140		$2,752,569

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.48%	0.48%		0.47%		0.47%		0.48%		0.49%

Net investment income, net of reimbursements and credits	1.70%	1.90	%(3)	2.23	%(3)	2.46	%(3)	2.03	%(3)	1.94	%(3)

Net investment income, before reimbursements and credits	1.67%	1.87%		2.21%		2.44%		2.00%		1.90%

Portfolio Turnover Rate	47.11%	82.72%		127.62%		115.01%		120.62%		106.67%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $104,000, $267,000, $380,000, $278,000 and $261,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    24    NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$8.91	$7.62		$9.05		$9.68		$9.32		$8.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.22 (1)	0.44	(2)	0.52		0.51		0.55		0.53

Net realized and unrealized gains (losses)	(0.11)	0.93	(3)	(1.70)		(0.85)		0.30		0.03

Total from Investment Operations	0.11	1.37		(1.18)		(0.34)		0.85		0.56

LESS DISTRIBUTIONS PAID:

From net investment income(4)	(0.25)	(0.08)		(0.25)		(0.29)		(0.49)		(0.13)

Return of capital	—	—		—		—		—		—	(5)

Total Distributions Paid	(0.25)	(0.08)		(0.25)		(0.29)		(0.49)		(0.13)

Net Asset Value, End of Period	$8.77	$8.91		$7.62		$9.05		$9.68		$9.32

Total Return(6)	1.14%	17.93%		(13.20)%		(3.39)%		9.30%		6.32%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$143,745	$145,064		$132,714		$174,193		$189,630		$98,397

Ratio to average net assets of:(7)

Expenses, net of reimbursements and credits	0.94%	0.94	%(8)(9)	0.94	%(9)	0.95	%(9)	0.94	%(9)	0.95	%(9)

Expenses, before reimbursements and credits	1.01%	1.03%		1.02%		1.05%		1.05%		1.14%

Net investment income, net of reimbursements and credits	4.59%	4.45	%(9)	5.44	%(9)	5.67	%(9)	5.36	%(9)	5.48	%(9)

Net investment income, before reimbursements and credits	4.52%	4.36	%(8)	5.36%		5.57%		5.25%		5.29%

Portfolio Turnover Rate	22.00%	71.26%		73.25%		82.84%		99.56%		210.59%

(1)	The Northern Trust Company reimbursed the Fund approximately $4,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Northern Trust Company reimbursed the Fund approximately $56,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	The Northern Trust Company reimbursed the Fund approximately $58,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)	Per share amounts from distributions paid from return of capital were less than $0.01 per share.

(6)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(7)	Annualized for periods less than one year.

(8)	Net expense ratio and gross investment income ratio have been restated from what was previously reported as 0.97% and 4.39%, respectively.

(9)

The net expenses and net investment income ratios include additional reimbursements of management or advisory fees, as applicable, incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $9,000, $11,000, $13,000 and $8,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    25    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$9.41	$7.97		$9.56		$9.81		$10.01		$9.01

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.24 (1)	0.58		0.63		0.60		0.63		0.63

Net realized and unrealized gains (losses)	0.14	1.46		(1.59)		(0.25)		(0.20)		0.91

Total from Investment Operations	0.38	2.04		(0.96)		0.35		0.43		1.54

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.26)	(0.60)		(0.63)		(0.60)		(0.63)		(0.54)

Total Distributions Paid	(0.26)	(0.60)		(0.63)		(0.60)		(0.63)		(0.54)

Net Asset Value, End of Period	$9.53	$9.41		$7.97		$9.56		$9.81		$10.01

Total Return(3)	4.05%	26.25%		(10.79)%		3.75%		4.37%		17.41%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$174,021	$174,617		$214,288		$365,996		$265,410		$322,859

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits	0.86%	0.85	%(5)	0.86	%(5)	0.86	%(5)	0.86	%(5)	0.87	%(5)(6)

Expenses, before reimbursements and credits	0.96%	0.95%		0.95%		0.98%		0.99%		0.99	%(6)

Net investment income, net of reimbursements and credits	4.96%	6.27	%(5)	6.57	%(5)	6.23	%(5)	6.26	%(5)	6.51	%(5)(6)

Net investment income, before reimbursements and credits	4.86%	6.17%		6.48%		6.11%		6.13%		6.39	%(6)

Portfolio Turnover Rate	41.70%	91.41%		63.55%		80.62%		66.18%		92.50%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $7,000, $18,000, $31,000, $18,000 and $25,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.85%. Prior to June 15, 2016, the expense limitation had been 0.90%.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    26    NORTHERN FUNDS SEMIANNUAL REPORT

SHORT BOND FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$19.06	$18.59	$18.67	$18.60	$18.85	$18.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	0.32	0.45	0.49	0.34	0.27

Net realized and unrealized gains (losses)	(0.01)	0.49	(0.07)	0.07	(0.25)	—

Total from Investment Operations	0.10	0.81	0.38	0.56	0.09	0.27

LESS DISTRIBUTIONS PAID:

From net investment income	(0.12)	(0.34)	(0.46)	(0.49)	(0.34)	(0.28)

Total Distributions Paid	(0.12)	(0.34)	(0.46)	(0.49)	(0.34)	(0.28)

Net Asset Value, End of Period	$19.04	$19.06	$18.59	$18.67	$18.60	$18.85

Total Return(1)	0.50%	4.34%	2.04%	3.07%	0.45%	1.45%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$490,151	$437,099	$371,803	$424,702	$487,524	$494,467

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits(3)	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

Expenses, before reimbursements and credits	0.45%	0.45%	0.44%	0.43%	0.43%	0.43%

Net investment income, net of reimbursements and credits(3)	1.09%	1.64%	2.40%	2.65%	1.79%	1.43%

Net investment income, before reimbursements and credits	1.04%	1.59%	2.36%	2.62%	1.76%	1.40%

Portfolio Turnover Rate	27.10%	57.85%	95.09%	125.76%	158.65%	242.73%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $6,000, $10,000, $11,000, $13,000 and $29,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2021 and the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    27    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

SHORT-INTERMEDIATE TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.43	$10.35		$10.37		$10.20		$10.33		$10.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.04	0.12		0.18		0.16		0.12		0.12

Net realized and unrealized gains (losses)	(0.02)	0.24		0.04		0.17		(0.11)		(0.13)

Total from Investment Operations	0.02	0.36		0.22		0.33		0.01		(0.01)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.04)	(0.12)		(0.18)		(0.16)		(0.13)		(0.12)

From net realized gains	—	(0.16)		(0.06)		—		(0.01)		(0.02)

Total Distributions Paid	(0.04)	(0.28)		(0.24)		(0.16)		(0.14)		(0.14)

Net Asset Value, End of Period	$10.41	$10.43		$10.35		$10.37		$10.20		$10.33

Total Return(1)	0.23%	3.47%		2.07%		3.29%		0.07%		(0.10)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$890,663	$917,624		$880,475		$962,980		$909,193		$1,047,250

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.50%	0.50%		0.49%		0.48%		0.48%		0.48%

Net investment income, net of reimbursements and credits	0.84%	1.11	%(3)	1.71	%(3)	1.59	%(3)	1.21	%(3)	1.18	%(3)

Net investment income, before reimbursements and credits	0.79%	1.06%		1.67%		1.56%		1.18%		1.15%

Portfolio Turnover Rate	48.05%	98.82%		126.29%		135.35%		36.55%		21.23%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $46,000, $63,000, $79,000, $96,000 and $46,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    28    NORTHERN FUNDS SEMIANNUAL REPORT

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.02	$10.06		$9.60		$9.61		$9.81		$9.97

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	— (1)	0.01		0.14		0.21		0.13		0.07

Net realized and unrealized gains (losses)	(0.01)	(0.03)		0.47		0.02		(0.18)		(0.15)

Total from Investment Operations	(0.01)	(0.02)		0.61		0.23		(0.05)		(0.08)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.01)	(0.02)		(0.15)		(0.24)		(0.15)		(0.08)

Total Distributions Paid	(0.01)	(0.02)		(0.15)		(0.24)		(0.15)		(0.08)

Net Asset Value, End of Period	$10.00	$10.02		$10.06		$9.60		$9.61		$9.81

Total Return(2)	(0.03)%	(0.26)%		6.34%		2.47%		(0.55)%		(0.74)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$62,191	$63,809		$58,501		$60,828		$113,917		$132,812

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.42%	0.41	%(4)	0.42	%(4)	0.42	%(4)	0.41	%(4)	0.41	%(4)

Expenses, before reimbursements and credits	0.60%	0.54%		0.62%		0.57%		0.51%		0.49%

Net investment income (loss), net of reimbursements and credits	(0.02)%	0.02	%(4)	1.41	%(4)	2.30	%(4)	1.32	%(4)	0.71	%(4)

Net investment income (loss), before reimbursements and credits	(0.20)%	(0.11)%		1.21%		2.15%		1.22%		0.63%

Portfolio Turnover Rate	105.13%	445.85%		838.97%		739.25%		504.54%		905.27%

(1)	Per share amounts were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $4,000, $8,000, $8,000, $14,000 and $31,000, which represent less than 0.01, 0.01, 0.01, 0.01 and 0.02 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    29     FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.21	$10.14		$10.14		$10.09		$10.13		$10.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.03	0.08		0.16		0.15		0.10		0.08

Net realized and unrealized gains (losses)	(0.01)	0.08		0.01		0.05		(0.04)		0.01

Total from Investment Operations	0.02	0.16		0.17		0.20		0.06		0.09

LESS DISTRIBUTIONS PAID:

From net investment income	(0.03)	(0.08)		(0.16)		(0.15)		(0.10)		(0.08)

From net realized gains	—	(0.01)		(0.01)		—		—	(1)	—

Total Distributions Paid	(0.03)	(0.09)		(0.17)		(0.15)		(0.10)		(0.08)

Net Asset Value, End of Period	$10.20	$10.21		$10.14		$10.14		$10.09		$10.13

Total Return(2)	0.15%	1.59%		1.61%		2.06%		0.60%		0.94%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$4,326,669	$4,861,104		$3,737,559		$4,008,207		$3,908,876		$3,544,536

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.25%	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)

Expenses, before reimbursements and credits	0.27%	0.27%		0.27%		0.26%		0.26%		0.26%

Net investment income, net of reimbursements and credits	0.49%	0.74	%(4)	1.52	%(4)	1.55	%(4)	1.00	%(4)	0.84	%(4)

Net investment income, before reimbursements and credits	0.47%	0.72%		1.50%		1.54%		0.99%		0.83%

Portfolio Turnover Rate	33.59%	79.08%		70.19%		62.06%		54.39%		51.98%

(1)	Per share amounts were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $139,000, $175,000, $81,000, $72,000 and $64,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    30    NORTHERN FUNDS SEMIANNUAL REPORT

TAX-EXEMPT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.96	$10.76		$10.63		$10.49		$10.55		$10.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.10	0.24		0.30		0.35		0.33		0.31

Net realized and unrealized gains (losses)	0.02	0.24		0.16		0.14		(0.06)		(0.33)

Total from Investment Operations	0.12	0.48		0.46		0.49		0.27		(0.02)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.10)	(0.24)		(0.30)		(0.35)		(0.33)		(0.31)

From net realized gains	—	(0.04)		(0.03)		—		—		(0.01)

Total Distributions Paid	(0.10)	(0.28)		(0.33)		(0.35)		(0.33)		(0.32)

Net Asset Value, End of Period	$10.98	$10.96		$10.76		$10.63		$10.49		$10.55

Total Return(1)	1.11%	4.46%		4.33%		4.78%		2.57%		(0.16)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,935,348	$2,020,291		$1,639,701		$1,168,191		$1,075,258		$1,077,256

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45%	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)	0.45	%(3)

Expenses, before reimbursements and credits	0.49%	0.49%		0.49%		0.47%		0.48%		0.48%

Net investment income, net of reimbursements and credits	1.85%	2.13	%(3)	2.73	%(3)	3.35	%(3)	3.12	%(3)	2.91	%(3)

Net investment income, before reimbursements and credits	1.81%	2.09%		2.69%		3.33%		3.09%		2.88%

Portfolio Turnover Rate	49.87%	91.58%		122.55%		116.37%		103.25%		99.52%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $118,000, $183,000, $84,000, $64,000 and $103,000, which represent less than 0.02 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    31     FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

ULTRA-SHORT FIXED INCOME FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.31	$10.10		$10.19		$10.15		$10.21		$10.18

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.03	0.11		0.24		0.23		0.15		0.12

Net realized and unrealized gains (losses)	0.01	0.23		(0.09)		0.04		(0.06)		0.03

Total from Investment Operations	0.04	0.34		0.15		0.27		0.09		0.15

LESS DISTRIBUTIONS PAID:

From net investment income	(0.03)	(0.11)		(0.24)		(0.23)		(0.15)		(0.12)

From net realized gains	—	(0.02)		—		—	(1)	—	(1)	—

Total Distributions Paid	(0.03)	(0.13)		(0.24)		(0.23)		(0.15)		(0.12)

Net Asset Value, End of Period	$10.32	$10.31		$10.10		$10.19		$10.15		$10.21

Total Return(2)	0.39%	3.29%		1.45%		2.75%		0.96%		1.45%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,862,977	$3,690,747		$2,189,187		$2,424,799		$2,590,298		$2,207,740

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.25%	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)	0.25	%(4)

Expenses, before reimbursements and credits	0.28%	0.28%		0.28%		0.27%		0.26%		0.26%

Net investment income, net of reimbursements and credits	0.55%	0.94	%(4)	2.33	%(4)	2.30	%(4)	1.51	%(4)	1.15	%(4)

Net investment income, before reimbursements and credits	0.52%	0.91%		2.30%		2.28%		1.50%		1.14%

Portfolio Turnover Rate	34.10%	73.99%		75.95%		59.63%		58.41%		52.98%

(1)	Per share amounts were less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $142,000, $43,000, $44,000, $56,000 and $74,000 which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    32    NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$9.71	$10.17		$9.50		$9.43		$9.64		$9.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.01	0.01		0.14		0.21		0.14		0.09

Net realized and unrealized gains (losses)	0.03	(0.16)		0.68		0.09		(0.20)		(0.21)

Total from Investment Operations	0.04	(0.15)		0.82		0.30		(0.06)		(0.12)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.01)	(0.03)		(0.15)		(0.23)		(0.15)		(0.11)

From net realized gains	—	(0.28)		—		—		—	(1)	—

Total Distributions Paid	(0.01)	(0.31)		(0.15)		(0.23)		(0.15)		(0.11)

Net Asset Value, End of Period	$9.74	$9.71		$10.17		$9.50		$9.43		$9.64

Total Return(2)	0.47%	(1.58)%		8.66%		3.29%		(0.62)%		(1.26)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$43,219	$53,343		$39,379		$36,008		$22,927		$24,013

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.43%	0.42	%(4)	0.43	%(4)	0.47	%(4)	0.47	%(4)	0.45	%(4)

Expenses, before reimbursements and credits	0.63%	0.57%		0.73%		0.93%		0.90%		0.90%

Net investment income, net of reimbursements and credits	0.21%	0.11	%(4)	1.43	%(4)	2.33	%(4)	1.41	%(4)	0.94	%(4)

Net investment income (loss), before reimbursements and credits	0.01%	(0.04)%		1.13%		1.87%		0.98%		0.49%

Portfolio Turnover Rate	121.10%	517.52%		854.95%		1,074.68%		429.23%		665.24%

(1)	Per share amount from distributions paid from net realized gains was less than $0.01 per share.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $4,000, $4,000, $3,000 and $4,000, which represent less than 0.01, less than 0.01, 0.01, less than 0.01 and 0.02 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    33     FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. GOVERNMENT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	—	(1)	—	(1)	0.02	0.02	0.01	— (1)

Net realized and unrealized gains (losses)(2)	—		—		—	—	—	—

Total from Investment Operations	—		—		0.02	0.02	0.01	—

LESS DISTRIBUTIONS PAID:

From net investment income	—	(3)	—	(3)	(0.02)	(0.02)	(0.01)	— (3)

Total Distributions Paid	—		—		(0.02)	(0.02)	(0.01)	—

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(4)	0.00	%(5)(6)	0.03	%(7)	1.70%	1.79%	0.78%	0.12%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$17,150,198		$17,518,409		$16,586,659	$19,213,579	$15,995,919	$16,481,941

Ratio to average net assets of:(8)

Expenses, net of reimbursements and credits(9)	0.07%		0.22%		0.35%	0.35%	0.35%	0.35%

Expenses, before reimbursements and credits	0.36%		0.36%		0.36%	0.36%	0.36%	0.36%

Net investment income, net of reimbursements and credits(9)	0.01	%(5)	0.03%		1.70%	1.80%	0.77%	0.15%

Net investment income (loss), before reimbursements and credits	(0.28	)%(5)	(0.11)%		1.69%	1.79%	0.76%	0.14%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)

During the six months ended September 30, 2021, the Fund received monies related to certain nonrecurring litigation proceeds that had no effect on the Fund’s total return. If these monies were not received, the net investment income ratio and gross investment income ratio would have been 0.00% and -0.29%, respectively.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $24,063,000. Total return excluding the voluntary reimbursement would have been -0.14%. See Note 5.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $22,397,000. Total return excluding the voluntary reimbursement would have been -0.10%.

(8)	Annualized for periods less than one year.

(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    34    NORTHERN FUNDS SEMIANNUAL REPORT

U.S. GOVERNMENT SELECT MONEY MARKET FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	—	(1)	—	(1)	0.02	0.02	0.01	— (1)

Net realized and unrealized gains (losses)(2)	—		—		—	—	—	—

Total from Investment Operations	—		—		0.02	0.02	0.01	—

LESS DISTRIBUTIONS PAID:

From net investment income	—	(3)	—	(3)	(0.02)	(0.02)	(0.01)	— (3)

Total Distributions Paid	—		—		(0.02)	(0.02)	(0.01)	—

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(4)	0.24	%(5)(6)	0.03	%(7)	1.69%	1.79%	0.78%	0.15%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$3,681,289		$3,911,252		$3,602,443	$3,791,180	$3,778,047	$3,281,067

Ratio to average net assets of:(8)

Expenses, net of reimbursements and credits(9)	0.07%		0.23%		0.35%	0.35%	0.35%	0.35%

Expenses, before reimbursements and credits	0.36%		0.36%		0.37%	0.37%	0.37%	0.36%

Net investment income, net of reimbursements and credits(9)	0.46	%(5)	0.02%		1.69%	1.78%	0.80%	0.14%

Net investment income (loss), before reimbursements and credits	0.17	%(5)	(0.11)%		1.67%	1.76%	0.78%	0.13%

(1)	Per share amounts from net investment income were less than $0.01 per share.

(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.

(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)

During the six months ended September 30, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.29%, respectively.

(6)

Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $5,095,000. Total return excluding the voluntary reimbursement would have been 0.10%. See Note 5.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $4,729,000. Total return excluding the voluntary reimbursement would have been -0.10%.

(8)	Annualized for periods less than one year.

(9)	The impact on Net Assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    35     FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. TREASURY INDEX FUND
Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021	FISCAL YEAR ENDED MAR 31, 2020	FISCAL YEAR ENDED MAR 31, 2019	FISCAL YEAR ENDED MAR 31, 2018	FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$22.31	$23.79	$21.43	$21.03	$21.35	$22.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.33	0.45	0.43	0.38	0.34

Net realized and unrealized gains (losses)	0.26	(1.48)	2.36	0.40	(0.32)	(0.70)

Total from Investment Operations	0.42	(1.15)	2.81	0.83	0.06	(0.36)

LESS DISTRIBUTIONS PAID:

From net investment income	(0.16)	(0.33)	(0.45)	(0.43)	(0.38)	(0.34)

From net realized gains	—	—	—	—	—	(0.08)

Total Distributions Paid	(0.16)	(0.33)	(0.45)	(0.43)	(0.38)	(0.42)

Net Asset Value, End of Period	$22.57	$22.31	$23.79	$21.43	$21.03	$21.35

Total Return(1)	1.86%	(4.89)%	13.29%	4.03%	0.24%	(1.63)%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$95,595	$100,374	$103,045	$84,809	$81,477	$108,599

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.16%	0.16%(3)	0.16%(3)	0.18%(3)	0.17%(3)	0.16%(3)

Expenses, before reimbursements and credits	0.27%	0.26%	0.28%	0.32%	0.28%	0.25%

Net investment income, net of reimbursements and credits	1.37%	1.40%(3)	2.04%(3)	2.08%(3)	1.74%(3)	1.53%(3)

Net investment income, before reimbursements and credits	1.26%	1.30%	1.92%	1.94%	1.63%	1.44%

Portfolio Turnover Rate	16.67%	59.23%	50.28%	37.64%	34.21%	38.93%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    36    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 96.3%

Arizona – 96.3%

Arizona Board of Regents Refunding COPS, University of Arizona Project,

5.00%, 6/1/28	$400	$500

Arizona Board of Regents Revenue Bonds, Series B,

5.00%, 7/1/43	1,000	1,267

Arizona Board of Regents Revenue Refunding Bonds, Series C, Arizona State University,

5.00%, 7/1/38	1,000	1,304

Arizona Board of Regents State University System Revenue Bonds, Series A,

5.00%, 7/1/31	550	615

5.00%, 7/1/34	750	838

5.00%, 7/1/35	750	838

Arizona Board of Regents State University System Revenue Refunding Bonds, Series A, Green Bonds,

5.00%, 7/1/35	1,000	1,156

5.00%, 7/1/41	1,000	1,155

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,

5.00%, 7/1/31	1,000	1,217

5.00%, 7/1/36	495	595

Arizona Board of Regents University System Revenue Bonds, Series A,

5.00%, 6/1/32	1,500	1,733

5.00%, 6/1/41	1,000	1,291

Arizona Board of Regents University System Revenue Refunding Bonds,

5.00%, 6/1/33	1,710	2,031

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,

5.00%, 2/1/24	200	221

Arizona State Health Facilities Authority Revenue Bonds, Series A, Banner Health, Prerefunded,

4.00%, 1/1/22(1)	3,500	3,533

Arizona State Health Facilities Authority Revenue Refunding Bonds, Series A, Banner Health Obligation,

5.00%, 1/1/22	175	177

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

Arizona State IDA Education Revenue Bonds, Series B-Social, Jerome Facility Project,

4.00%, 7/1/36	$225	$242

Arizona State IDA Lease Revenue Bonds, Series A,

3.00%, 9/1/50	1,030	1,074

Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,

5.00%, 11/1/29	1,000	1,291

5.00%, 2/1/30	1,000	1,297

Arizona State Lottery Revenue Refunding Bonds,

5.00%, 7/1/28	390	494

Arizona State Refunding COPS, Series A,

5.00%, 10/1/29	200	261

Arizona State Transportation Board Revenue GARVEE Bonds, Series A,

5.00%, 7/1/23	1,000	1,084

Bullhead City Excise Tax Revenue Bonds, Second Series,

2.70%, 7/1/51	1,500	1,457

Flagstaff G.O. Unlimited Bonds,

5.00%, 7/1/22	1,500	1,554

Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,

5.00%, 7/1/28	500	602

5.00%, 7/1/29	750	901

5.00%, 7/1/30	500	599

5.00%, 7/1/31	600	719

Glendale IDA Revenue Refunding Bonds, Midwestern University,

5.00%, 5/15/32	500	631

Glendale Union School District No.205 G.O. Unlimited Bonds, Series A (AGM Insured),

5.00%, 7/1/23	525	568

Glendale Water & Sewer Subordinate Lien Revenue Bonds,

5.00%, 7/1/39	2,090	2,716

Goodyear G.O. Unlimited Refunding Bonds,

5.00%, 7/1/30	400	528

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    37    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),

3.35%, 1/1/28	$840	$962

Litchfield Pledged Obligations Revenue Bonds,

7/1/51(2)	800	770

Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),

4.00%, 7/1/33	300	360

4.00%, 7/1/36	425	505

Maricopa County Elementary School District No. 1 Phoenix G.O. Unlimited Bonds, Series C, School Improvement Project of 2006 (BAM Insured),

5.00%, 7/1/30	605	735

5.00%, 7/1/34	1,100	1,321

Maricopa County Elementary School District No. 25 Liberty G.O. Unlimited Bonds, Series A (AGM Insured),

5.00%, 7/1/30	725	926

Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,

5.00%, 7/1/31	275	344

5.00%, 7/1/32	250	312

Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series B, School Improvement Project of 2010,

5.25%, 7/1/28(3)	940	1,022

5.50%, 7/1/29(3)	485	530

5.50%, 7/1/30(3)	375	410

Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),

5.00%, 7/1/38	1,000	1,192

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

Maricopa County Elementary School District No. 65 Littleton G.O. Unlimited Bonds, Series D (BAM Insured),

4.00%, 7/1/33	$600	$722

Maricopa County Elementary School District No. 66 Roosevelt G.O. Unlimited Bonds, Series A (AGM Insured),

4.00%, 7/1/31	400	485

Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),

5.00%, 7/1/35	625	766

5.00%, 7/1/36	1,175	1,436

Maricopa County Elementary School District No. 92 Pendergast Elementary G.O. Unlimited Bonds, Series D, Project of 2016,

5.00%, 7/1/28	1,850	2,336

Maricopa County Elementary School District No. 92 Pendergast G.O. Unlimited Bonds, Series E,

4.00%, 7/1/30	1,000	1,224

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, Series C,

4.00%, 7/1/37	380	449

Maricopa County High School District No. 214 Tolleson Union High G.O. Unlimited Bonds, Series B, School Improvement Project of 2019,

7/1/33(2)	600	671

Maricopa County IDA Education Revenue Bonds, Highland Prep Projects, Series A (State Intercept Program),

4.00%, 7/1/56	1,190	1,344

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,

5.00%, 7/1/39	1,285	1,606

5.00%, 7/1/47	1,000	1,230

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    38    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, Honorhealth,

5.00%, 9/1/42	$4,000	$4,881

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,

5.00%, 1/1/38	1,250	1,495

Maricopa County Industrial Development Authority Hospital Revenue Bonds, Series A, Honor Health,

3.00%, 9/1/51	2,000	2,083

Maricopa County Kyrene Elementary School District No. 28 G.O. Unlimited Bonds, Series B, School Improvement Bonds Project of 2017,

4.00%, 7/1/37	375	445

Maricopa County School District No. 3 Tempe Elementary G.O. Limited Refunding Bonds,

4.00%, 7/1/23	680	724

Maricopa County School District No. 3 Tempe Elementary G.O. Unlimited Bonds, Series A, School Improvement Project,

5.00%, 7/1/26	2,250	2,701

Maricopa County School District No. 31 Balsz G.O. Unlimited Bonds, Series A, School Improvement Project of 2018 (AGM Insured),

5.00%, 7/1/31	1,575	1,955

4.00%, 7/1/37	500	578

Maricopa County Special Health Care District G.O. Unlimited Bonds,

5.00%, 7/1/32	1,000	1,241

5.00%, 7/1/35	1,000	1,233

4.00%, 7/1/38	2,500	2,866

Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,

5.00%, 7/1/31	1,000	1,331

5.00%, 7/1/32	1,500	1,989

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series A,

5.00%, 7/1/22	1,375	1,425

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

5.00%, 7/1/27	$215	$266

Maricopa County Unified School District No. 4 Mesa G.O. Unlimited Bonds, Series D, Project of 2018,

5.00%, 7/1/30	1,000	1,319

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds,

4.00%, 7/1/28	500	599

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,

5.00%, 7/1/28	525	646

5.00%, 7/1/29	650	798

5.00%, 7/1/31	500	611

Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series C,

5.00%, 7/1/24	1,000	1,128

Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series C,

5.00%, 7/1/32	1,600	1,992

Maricopa County Unified School District No. 48 Scottsdale G.O. Unlimited Bonds, Series D,

4.00%, 7/1/31	525	644

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series A,

4.00%, 7/1/28	1,000	1,026

Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2011,

4.50%, 7/1/27	1,700	1,818

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series A,

5.00%, 7/1/31	1,000	1,284

Maricopa County Unified School District No. 80 Chandler G.O. Unlimited Bonds, Series C, School Improvement Project of 2015,

5.00%, 7/1/30	1,335	1,679

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    39    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

Maricopa County Unified School District No. 95 Queen Creek G.O. Limited Refunding Bonds,

5.00%, 7/1/26	$400	$465

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds,

4.00%, 7/1/39	1,130	1,329

Maricopa County Unified School District No. 95 Queen Creek G.O. Unlimited Bonds, School Improvement,

5.00%, 7/1/37	650	759

Mesa G.O. Unlimited Refunding Bonds,

5.00%, 7/1/30	3,000	3,962

5.00%, 7/1/31	1,000	1,353

Mesa Street & Highway Revenue Refunding Bonds (AGM Insured),

5.00%, 7/1/23	1,000	1,083

Mesa Utility System Revenue Bonds,

5.00%, 7/1/26	240	289

3.00%, 7/1/44	500	534

Mesa Utility System Revenue Bonds (BAM Insured),

5.00%, 7/1/23	1,000	1,082

Mesa Utility System Revenue Refunding Bonds, Series B,

5.00%, 7/1/30	290	373

Mesa Utility System Revenue Refunding Bonds, Series C,

5.00%, 7/1/22	675	699

5.00%, 7/1/23	1,000	1,083

Northern Arizona University Revenue Refunding Bonds, Series B (BAM Insured),

5.00%, 6/1/38	2,000	2,531

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,

5.00%, 7/1/44	1,545	1,909

4.00%, 7/1/49	1,000	1,145

5.00%, 7/1/49	1,000	1,228

Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,

5.00%, 7/1/34	4,000	4,874

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,

5.00%, 7/1/29	$1,160	$1,505

4.00%, 7/1/45	1,000	1,171

Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,

5.00%, 7/1/34	325	402

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,

5.00%, 7/1/44	2,850	3,628

5.00%, 7/1/45	1,000	1,293

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,

5.00%, 7/1/24(1)	1,000	1,129

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,

4.00%, 7/1/28	1,000	1,092

Phoenix G.O. Unlimited Refunding Bonds,

5.00%, 7/1/24	400	451

5.00%, 7/1/27	200	241

Pima County COPS,

5.00%, 12/1/22	650	686

Pima County COPS, Series B,

5.00%, 12/1/22	190	201

Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,

3.00%, 4/1/51	1,000	1,042

Pima County IDA Taxable Revenue Bonds, Tucson Medical Center,

1.20%, 4/1/25	265	264

1.40%, 4/1/26	270	267

Pima County Metropolitan Domestic Water Improvement District Water Utility System Senior Lien Revenue Refunding Bonds,

4.00%, 1/1/25	715	794

Pima County Sewer System Revenue Bonds,

5.00%, 7/1/25	1,000	1,082

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    40    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

Pima County Unified School District No. 1 Tucson G.O. Limited Refunding Bonds,

5.00%, 7/1/26	$330	$394

Pima County Unified School District No. 10 Amphitheater G.O. Unlimited Bonds, Series D, School Improvement Project of 2007,

5.00%, 7/1/24	1,005	1,088

Pima County Unified School District No. 20 G.O. Unlimited Bonds, Vail School Improvement (BAM Insured),

5.00%, 7/1/26	1,685	2,018

Pima County Unified School District No. 6 G.O. Unlimited Bonds, Marana School Improvement (FHLMC Insured),

4.00%, 7/1/29	675	753

Pima County Vail Unified School District No. 20 G.O. Limited Refunding Bonds (BAM Insured),

4.00%, 7/1/30	350	427

Pinal County Unified School District No. 43 Apache Junction G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 7/1/22	1,000	1,034

Prescott Valley Pledged Revenue Refunding Bonds, Series A,

5.00%, 1/1/23	750	793

5.00%, 1/1/24	700	771

5.00%, 1/1/25	625	714

Queen Creek Excise Tax & State Shared Revenue Bonds, Series B,

5.00%, 8/1/47	2,540	2,726

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,

5.00%, 1/1/31	1,000	1,240

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,

5.00%, 12/1/36	1,105	1,272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 96.3% continued

Arizona – 96.3% continued

Santa Cruz County Unified School District No. 35 G.O. Unlimited Bonds, Series A, Project of 2019 (AGM Insured),

5.00%, 7/1/28	$500	$626

Santa Cruz County Unified School District No. 35 G.O. Unlimited Bonds, Series B, Project of 2019 (AGM Insured),

4.00%, 7/1/24	200	219

Scottsdale G.O. Unlimited Bonds, Series C, Projects of 2015,

5.00%, 7/1/24	100	113

Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,

5.00%, 7/1/30	2,675	3,387

Tempe G.O. Unlimited Bonds,

5.00%, 7/1/33	1,125	1,435

Tempe Water and Sewer Revenue Bonds,

5.00%, 7/1/41	1,140	1,481

Tucson G.O. Unlimited Bonds, Series A,

5.00%, 7/1/26	285	344

Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),

4.00%, 7/15/26	450	513

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,

3.13%, 8/1/43	2,450	2,578

4.00%, 8/1/43	1,000	1,146

Yavapai County Jail District Revenue Bonds (BAM Insured),

5.00%, 7/1/30	850	1,064

5.00%, 7/1/31	1,000	1,250

		162,236

Total Municipal Bonds

(Cost $157,187)		162,236

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    41    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ARIZONA TAX-EXEMPT FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	6,144,548	$6,145

Total Investment Companies

(Cost $6,145)		6,145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

Pima County COPS, Series B, 5.00%, 12/1/21	$260	$262

Total Short-Term Investments

(Cost $262)		262

Total Investments – 100.1%

(Cost $163,594)		168,643

Liabilities less Other Assets – (0.1%)		(175)

NET ASSETS – 100.0%		$168,468

(1)	Maturity date represents the prerefunded date.
(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(3)	Security has converted to a fixed rate as of July 1, 2015, and is a fixed rate going forward.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

BAM - Build America Mutual

COPS - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

IDA - Industrial Development Authority

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Municipal Bonds	96.3%

Investment Companies	3.6%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$—	$162,236	$—	$162,236

Investment Companies	6,145	—	—	6,145

Short-Term Investments	—	262	—	262

Total Investments	$6,145	$162,498	$—	$168,643

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    42    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

BOND INDEX FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 1.6%

Auto Floor Plan – 0.0%

Ford Credit Floorplan Master Owner Trust, Series 2018-2, Class A

3.17%, 3/15/25	$50	$52

Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A

4.06%, 11/15/30	100	113

Ford Credit Floorplan Master Owner Trust, Series 2019-2, Class A

3.06%, 4/15/26	150	159

Ford Credit Floorplan Master Owner Trust, Series 2019-4, Class A

2.44%, 9/15/26	400	419

Ford Credit Floorplan Master Owner Trust, Series 2020-2, Class A

1.06%, 9/15/27	200	199

		942

Automobile – 0.2%

Ally Auto Receivables Trust, Series 2019-4, Class A4

1.92%, 1/15/25	100	102

AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C

1.06%, 8/18/26	100	101

AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A3

0.37%, 8/18/25	100	100

AmeriCredit Automobile Receivables Trust, Series 2021-1, Class B

0.68%, 10/19/26	100	100

AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D

1.21%, 12/18/26	100	99

BMW Vehicle Lease Trust, Series 2021-2, Class A3

0.33%, 12/26/24	100	100

Capital One Prime Auto Receivables Trust, Series 2020-1, Class A4

1.63%, 8/15/25	100	102

CarMax Auto Owner Trust, Series 2019-2, Class A4

2.77%, 12/16/24	200	206

CarMax Auto Owner Trust, Series 2019-3, Class A4

2.30%, 4/15/25	100	103

See Notes to the Financial Statements.

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Automobile – 0.2% continued

CarMax Auto Owner Trust, Series 2020-4, Class A3

0.50%, 8/15/25	$100	$100

CarMax Auto Owner Trust, Series 2021-4, Class A3

0.56%, 9/15/26	200	199

Drive Auto Receivables Trust, Series 2021-2, Class B

0.58%, 12/15/25	100	100

Drive Auto Receivables Trust, Series 2021-2, Class C

0.87%, 10/15/27	100	100

Drive Auto Receivables Trust, Series 2021-2, Class D

1.39%, 3/15/29	100	100

Exeter Automobile Receivables Trust, Series 2021-3A, Class C

0.96%, 10/15/26	200	200

Ford Credit Auto Lease Trust, Series 2021-B, Class A3

0.37%, 10/15/24	100	100

Ford Credit Auto Owner Trust, Series 2019-B, Class A4

2.24%, 10/15/24	100	102

Ford Credit Auto Owner Trust, Series 2020-C, Class A3

0.41%, 7/15/25	200	200

Ford Credit Auto Owner Trust, Series 2020-C, Class A4

0.51%, 8/15/26	100	99

Ford Credit Auto Owner Trust, Series 2020-C, Class B

0.79%, 8/15/26	100	100

Ford Credit Auto Owner Trust, Series 2021-A, Class A3

0.30%, 8/15/25	100	100

GM Financial Automobile Leasing Trust, Series 2021-2, Class A3

0.34%, 5/20/24	100	100

GM Financial Consumer Automobile Receivables Trust, Series 2020-3, Class A3

0.45%, 4/16/25	200	200

NORTHERN FUNDS SEMIANNUAL REPORT    43    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Automobile – 0.2% continued

GM Financial Consumer Automobile Receivables Trust, Series 2020-4, Class A3

0.38%, 8/18/25	$100	$100

GM Financial Consumer Automobile Receivables Trust, Series 2021-3, Class A3

0.48%, 6/16/26	100	100

GM Financial Leasing Trust, Series 2021-1, Class A4

0.33%, 2/20/25	100	100

Harley-Davidson Motorcycle Trust, Series 2021-B, Class A3

0.56%, 11/16/26	100	100

Honda Auto Receivables Owner Trust, Series 2020-3, Class A3

0.37%, 10/18/24	150	150

Honda Auto Receivables Owner Trust, Series 2021-1, Class A3

0.27%, 4/21/25	100	100

Honda Auto Receivables Owner Trust, Series 2021-1, Class A4

0.42%, 1/21/28	100	100

Honda Auto Receivables Owner Trust, Series 2021-2, Class A3

0.33%, 8/15/25	100	100

Hyundai Auto Receivables Trust, Series 2021-B, Class A3

0.38%, 1/15/26	100	100

Hyundai Auto Receivables Trust, Series 2021-B, Class A4

0.60%, 2/16/27	100	99

Mercedes-Benz Auto Receivables Trust, Series 2021-1, Class A3

0.46%, 6/15/26	100	100

Nissan Auto Receivables Owner Trust, Series 2019-C, Class A4

1.95%, 5/15/26	100	103

Santander Drive Auto Receivables Trust, Series 2020-3, Class D

1.64%, 11/16/26	75	76

Santander Drive Auto Receivables Trust, Series 2020-4, Class C

1.01%, 1/15/26	100	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Automobile – 0.2% continued

Santander Drive Auto Receivables Trust, Series 2021-1, Class C

0.75%, 2/17/26	$50	$50

Santander Drive Auto Receivables Trust, Series 2021-2, Class D

1.35%, 7/15/27	100	100

Toyota Auto Receivables Owner Trust, Series 2019-D, Class A4

1.99%, 2/18/25	100	102

Toyota Auto Receivables Owner Trust, Series 2020-D, Class A3

0.35%, 1/15/25	100	100

Toyota Auto Receivables Owner Trust, Series 2021-B, Class A3

0.26%, 11/17/25	100	100

Toyota Auto Receivables Owner Trust, Series 2021-C, Class A3

0.43%, 1/15/26	100	100

Toyota Auto Receivables Owner Trust, Series 2021-C, Class A4

0.72%, 1/15/27	100	100

World Omni Auto Receivables Trust, Series 2019-C, Class A4

2.03%, 12/15/25	100	102

World Omni Auto Receivables Trust, Series 2020-C, Class A3

0.48%, 11/17/25	200	200

World Omni Auto Receivables Trust, Series 2021-C, Class A3

0.44%, 8/17/26	100	100

World Omni Automobile Lease Securitization Trust, Series 2021-A, Class A3

0.42%, 8/15/24	100	100

World Omni Select Auto Trust, Series 2021-A, Class A3

0.53%, 3/15/27	100	100

		5,496

Commercial Mortgage-Backed Securities – 1.2%

Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A4

3.17%, 7/15/49	300	322

BANK, Series 2017-BNK7, Class A5

3.44%, 9/15/60	250	273

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    44    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

BANK, Series 2017-BNK9, Class A4

3.54%, 11/15/54	$250	$275

BANK, Series 2018-BN10, Class A5

3.69%, 2/15/61	100	111

BANK, Series 2018-BN11, Class A3

4.05%, 3/15/61	200	226

BANK, Series 2018-BN12, Class A4

4.26%, 5/15/61	300	343

BANK, Series 2018-BN13, Class A5

4.22%, 8/15/61	100	114

BANK, Series 2018-BN14, Class A4

4.23%, 9/15/60	200	229

BANK, Series 2018-BN15, Class A4

4.41%, 11/15/61	300	347

BANK, Series 2019-BN18, Class A3

3.33%, 5/15/62	200	216

BANK, Series 2019-BN19, Class A3

3.18%, 8/15/61	300	325

BANK, Series 2019-BN20, Class A3

3.01%, 9/15/62	250	268

BANK, Series 2020-BN25, Class A5

2.65%, 1/15/63	200	209

BANK, Series 2020-BN26, Class A4

2.40%, 3/15/63	400	411

BANK, Series 2020-BN27, Class A5

2.14%, 4/15/63	1,000	1,007

BANK, Series 2020-BN28, Class A4

1.84%, 3/15/63	500	490

BANK, Series 2021-BNK31, Class A4

2.04%, 2/15/54	200	199

Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4

3.58%, 5/15/52	200	222

Barclays Commercial Mortgage Trust, Series 2019-C4, Class A5

2.92%, 8/15/52	100	106

BBCMS Mortgage Trust, Series 2018-C2, Class A5

4.31%, 12/15/51	150	173

BBCMS Mortgage Trust, Series 2020-C6, Class A4

2.64%, 2/15/53	200	209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

Benchmark Mortgage Trust, Series 2018-B2, Class A5

3.88%, 2/15/51	$150	$168

Benchmark Mortgage Trust, Series 2018-B3, Class A5

4.03%, 4/10/51	100	113

Benchmark Mortgage Trust, Series 2018-B5, Class A4

4.21%, 7/15/51	200	229

Benchmark Mortgage Trust, Series 2018-B7, Class A2

4.38%, 5/15/53	300	318

Benchmark Mortgage Trust, Series 2018-B7, Class A4

4.51%, 5/15/53	783	914

Benchmark Mortgage Trust, Series 2018-B8, Class A5

4.23%, 1/15/52	100	115

Benchmark Mortgage Trust, Series 2019-B12, Class A5

3.12%, 8/15/52	125	135

Benchmark Mortgage Trust, Series 2020-B16, Class A5

2.73%, 2/15/53	200	210

Benchmark Mortgage Trust, Series 2020-B17, Class A5

2.29%, 3/15/53	200	203

Benchmark Mortgage Trust, Series 2020-B18, Class A5

1.93%, 7/15/53	500	494

Benchmark Mortgage Trust, Series 2020-B19, Class A5

1.85%, 9/15/53	500	491

Benchmark Mortgage Trust, Series 2020-B20, Class A5

2.03%, 10/15/53	250	248

Benchmark Mortgage Trust, Series 2020-IG1, Class A3

2.69%, 9/15/43	100	104

Benchmark Mortgage Trust, Series 2021-B23, Class A5

2.07%, 2/15/54	200	199

CD Mortgage Trust, Series 2017-CD4, Class A4

3.51%, 5/10/50	250	273

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    45    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

CD Mortgage Trust, Series 2017-CD5, Class A4

3.43%, 8/15/50	$250	$273

CD Mortgage Trust, Series 2017-CD6, Class A5

3.46%, 11/13/50	200	219

CD Mortgage Trust, Series 2018-CD7, Class A4

4.28%, 8/15/51	200	230

CD Mortgage Trust, Series 2019-CD8, Class A4

2.91%, 8/15/57	150	159

CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3

3.87%, 1/10/48	300	329

CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4

3.28%, 5/10/58	250	268

CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4

3.46%, 8/15/50	250	273

Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4

3.02%, 9/10/45	368	373

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class A4

4.37%, 9/10/46	350	373

Citigroup Commercial Mortgage Trust, Series 2013-GC15, Class AS

4.65%, 9/10/46	100	106

Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4

3.64%, 10/10/47	100	107

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5

3.14%, 2/10/48	200	212

Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5

3.72%, 9/15/48	200	218

Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4

3.21%, 5/10/49	250	269

Citigroup Commercial Mortgage Trust, Series 2016-C3, Class A4

3.15%, 11/15/49	150	162

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5

3.62%, 2/10/49	$300	$327

Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4

3.31%, 4/10/49	250	270

Citigroup Commercial Mortgage Trust, Series 2016-P3, Class A4

3.33%, 4/15/49	250	269

Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4

3.47%, 9/15/50	250	274

Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4

4.01%, 3/10/51	100	113

Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4

4.23%, 6/10/51	200	229

Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4

4.41%, 11/10/51	200	232

Commercial Mortgage Trust, Series 2013-CR12, Class A4

4.05%, 10/10/46	300	319

Commercial Mortgage Trust, Series 2013-LC6, Class A4

2.94%, 1/10/46	114	116

Commercial Mortgage Trust, Series 2014-CR14, Class A3

3.96%, 2/10/47	420	445

Commercial Mortgage Trust, Series 2014-CR19, Class A5

3.80%, 8/10/47	300	323

Commercial Mortgage Trust, Series 2014-UBS5, Class A4

3.84%, 9/10/47	500	538

Commercial Mortgage Trust, Series 2014-UBS6, Class A5

3.64%, 12/10/47	250	269

Commercial Mortgage Trust, Series 2015-CR24, Class A5

3.70%, 8/10/48	500	543

Commercial Mortgage Trust, Series 2015-DC1, Class A5

3.35%, 2/10/48	200	214

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    46    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

Commercial Mortgage Trust, Series 2015-LC19, Class A4

3.18%, 2/10/48	$500	$533

Commercial Mortgage Trust, Series 2015-PC1, Class A5

3.90%, 7/10/50	200	218

Commercial Mortgage Trust, Series 2018-COR3, Class A3

4.23%, 5/10/51	200	227

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A4

3.51%, 4/15/50	225	241

CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4

3.72%, 8/15/48	500	542

CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5

3.09%, 1/15/49	100	106

CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5

3.50%, 11/15/49	200	217

CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4

4.42%, 11/15/51	300	344

CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5

4.03%, 4/15/51	100	112

CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A3

2.56%, 3/15/53	200	206

DBJPM Mortgage Trust, Series 2017-C6, Class A5

3.33%, 6/10/50	250	272

DBJPM Mortgage Trust, Series 2020-C9, Class A5

1.93%, 8/15/53	100	99

GS Mortgage Securities Trust, Series 2012-GCJ9, Class A3

2.77%, 11/10/45	170	173

GS Mortgage Securities Trust, Series 2014-GC20, Class A5

4.00%, 4/10/47	100	106

GS Mortgage Securities Trust, Series 2014-GC24, Class A5

3.93%, 9/10/47	300	324

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

GS Mortgage Securities Trust, Series 2014-GC26, Class A5

3.63%, 11/10/47	$250	$269

GS Mortgage Securities Trust, Series 2016-GS3, Class A4

2.85%, 10/10/49	200	212

GS Mortgage Securities Trust, Series 2017-GS7, Class A4

3.43%, 8/10/50	250	273

GS Mortgage Securities Trust, Series 2017-GS8, Class A4

3.47%, 11/10/50	200	219

GS Mortgage Securities Trust, Series 2018-GS9, Class A4

3.99%, 3/10/51	150	169

GS Mortgage Securities Trust, Series 2019-GC40, Class A4

3.16%, 7/10/52	150	162

GS Mortgage Securities Trust, Series 2020-GC45, Class A5

2.91%, 2/13/53	300	319

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class AS

3.37%, 12/15/47	50	52

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C19, Class A4

4.00%, 4/15/47	500	533

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20, Class A5

3.80%, 7/15/47	500	532

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C24, Class A5

3.64%, 11/15/47	200	215

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C30, Class A5

3.82%, 7/15/48	200	217

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C2, Class A4

3.14%, 6/15/49	100	106

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    47    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-C4, Class A3

3.14%, 12/15/49	$150	$162

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5

2.87%, 8/15/49	200	211

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS

3.14%, 8/15/49	100	106

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5

3.69%, 3/15/50	300	329

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C7, Class A5

3.41%, 10/15/50	200	220

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5

3.72%, 3/15/50	350	386

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5

3.45%, 9/15/50	100	109

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4

3.39%, 6/13/52	200	218

JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5

2.18%, 5/13/53	1,000	1,008

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4

4.30%, 8/15/46(1) (2)	200	211

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4

3.10%, 5/15/46	200	206

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A5

4.06%, 2/15/47	$200	$214

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class A5

3.53%, 10/15/48	100	109

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4

3.33%, 5/15/49	250	270

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A5

2.86%, 9/15/49	100	106

Morgan Stanley Capital I Trust, Series 2018-H3, Class A5

4.18%, 7/15/51	150	170

Morgan Stanley Capital I Trust, Series 2018-H4, Class A4

4.31%, 12/15/51	100	115

Morgan Stanley Capital I Trust, Series 2018-L1, Class A4

4.41%, 10/15/51	200	230

Morgan Stanley Capital I Trust, Series 2019-H7, Class A4

3.26%, 7/15/52	250	271

Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4

2.04%, 7/15/53	500	497

Morgan Stanley Capital I Trust, Series 2020-L4, Class A3

2.70%, 2/15/53	200	209

Morgan Stanley Capital I, Series 2017-HR2, Class A4

3.59%, 12/15/50	200	221

UBS Commercial Mortgage Trust, Series 2017-C1, Class A4

3.46%, 6/15/50	250	271

UBS Commercial Mortgage Trust, Series 2017-C2, Class A4

3.49%, 8/15/50	250	272

UBS Commercial Mortgage Trust, Series 2017-C3, Class A4

3.43%, 8/15/50	175	189

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    48    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

UBS Commercial Mortgage Trust,

Series 2017-C6, Class A5

3.58%, 12/15/50	$100	$110

UBS Commercial Mortgage Trust,

Series 2017-C7, Class A4

3.68%, 12/15/50	150	165

UBS Commercial Mortgage Trust,

Series 2018-C10, Class A4

4.31%, 5/15/51	200	228

UBS Commercial Mortgage Trust,

Series 2018-C11, Class A5

4.24%, 6/15/51	150	170

UBS Commercial Mortgage Trust,

Series 2018-C13, Class A4

4.33%, 10/15/51	200	229

UBS Commercial Mortgage Trust,

Series 2018-C14, Class A4

4.45%, 12/15/51	100	115

UBS Commercial Mortgage Trust,

Series 2018-C8, Class A4

3.98%, 2/15/51	150	168

UBS Commercial Mortgage Trust,

Series 2018-C9, Class A4

4.12%, 3/15/51	100	112

Wells Fargo Commercial Mortgage

Trust, Series 2012-LC5, Class A3

2.92%, 10/15/45	132	134

Wells Fargo Commercial Mortgage

Trust, Series 2015-C26, Class A4

3.17%, 2/15/48	100	106

Wells Fargo Commercial Mortgage

Trust, Series 2015-C30, Class A4

3.66%, 9/15/58	250	272

Wells Fargo Commercial Mortgage

Trust, Series 2015-LC20, Class A5

3.18%, 4/15/50	200	213

Wells Fargo Commercial Mortgage

Trust, Series 2015-NXS2, Class A5

3.77%, 7/15/58	300	327

Wells Fargo Commercial Mortgage

Trust, Series 2015-NXS4, Class A4

3.72%, 12/15/48	350	382

Wells Fargo Commercial Mortgage

Trust, Series 2016-C32, Class A4

3.56%, 1/15/59	200	217

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

Wells Fargo Commercial Mortgage

Trust, Series 2016-C33, Class A4

3.43%, 3/15/59	$250	$271

Wells Fargo Commercial Mortgage

Trust, Series 2016-C35, Class A4

2.93%, 7/15/48	100	106

Wells Fargo Commercial Mortgage

Trust, Series 2016-C36, Class A4

3.07%, 11/15/59	250	266

Wells Fargo Commercial Mortgage

Trust, Series 2016-LC24, Class A4

2.94%, 10/15/49	200	213

Wells Fargo Commercial Mortgage

Trust, Series 2016-NXS6, Class A4

2.92%, 11/15/49	150	159

Wells Fargo Commercial Mortgage

Trust, Series 2017-C39, Class A5

3.42%, 9/15/50	250	273

Wells Fargo Commercial Mortgage

Trust, Series 2017-C40, Class A4

3.58%, 10/15/50	100	110

Wells Fargo Commercial Mortgage

Trust, Series 2017-C42, Class A4

3.59%, 12/15/50	100	110

Wells Fargo Commercial Mortgage

Trust, Series 2018-C43, Class A4

4.01%, 3/15/51	150	169

Wells Fargo Commercial Mortgage

Trust, Series 2018-C44, Class A5

4.21%, 5/15/51	155	177

Wells Fargo Commercial Mortgage

Trust, Series 2018-C48, Class A5

4.30%, 1/15/52	100	115

Wells Fargo Commercial Mortgage

Trust, Series 2019-C50, Class A5

3.73%, 5/15/52	200	223

Wells Fargo Commercial Mortgage

Trust, Series 2020-C55, Class A5

2.73%, 2/15/53	100	105

Wells Fargo Commercial Mortgage

Trust, Series 2020-C56, Class A5

2.45%, 6/15/53	500	514

WFRBS Commercial Mortgage Trust,

Series 2013-C12, Class AS

3.56%, 3/15/48	50	52

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    49    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Commercial Mortgage-Backed Securities – 1.2% continued

WFRBS Commercial Mortgage Trust, Series 2013-C12, Class ASB

2.84%, 3/15/48	$114	$115

WFRBS Commercial Mortgage Trust, Series 2013-C13, Class A4

3.00%, 5/15/45	500	514

WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5

3.34%, 6/15/46	150	156

WFRBS Commercial Mortgage Trust, Series 2014-C25, Class A5

3.63%, 11/15/47	250	269

WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5

4.05%, 3/15/47	100	107

		38,621

Credit Card – 0.1%

American Express Credit Account Master Trust, Series 2018-2, Class A

3.01%, 10/15/25	150	156

BA Credit Card Trust, Series 2020-A1, Class A1

0.34%, 5/15/26	150	150

BA Credit Card Trust, Series 2021-A1, Class A1

0.44%, 9/15/26	200	200

Barclays Dryrock Issuance Trust, Series 2021-1, Class A

0.63%, 7/15/27	200	199

Capital One Multi-Asset Execution Trust, Series 2019-A3, Class A3

2.06%, 8/15/28	250	261

Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1

0.55%, 7/15/26	150	150

Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2

1.39%, 7/15/30	150	148

Chase Issuance Trust, Series 2020-A1, Class A1

1.53%, 1/15/25	200	203

Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3

6.15%, 6/15/39	150	208

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Credit Card – 0.1% continued

Citibank Credit Card Issuance Trust, Series 2018-A3, Class A3

3.29%, 5/23/25	$100	$105

Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7

3.96%, 10/13/30	200	232

Discover Card Execution Note Trust, Series 2018-A1, Class A1

3.03%, 8/15/25	200	208

Discover Card Execution Note Trust, Series 2021-A1, Class A1

0.58%, 9/15/26	150	150

Discover Card Execution Note Trust, Series 2021-A2, Class A2

1.03%, 9/15/28	100	99

Synchrony Credit Card Master Note Trust, Series 2018-2, Class A

3.47%, 5/15/26	100	105

		2,574

Other – 0.1%

AEP Texas Central Transition Funding lll LLC, Series 2012-1, Class A3

2.84%, 3/1/26	79	82

CenterPoint Energy Restoration Bond Co. LLC, Series 2009-1, Class A3

4.24%, 8/15/23	25	25

CenterPoint Energy Transition Bond Co. IV LLC, Series 2012-1, Class A3

3.03%, 10/15/25	119	124

CNH Equipment Trust, Series 2021-B, Class A3

0.44%, 8/17/26	150	150

Entergy Texas Restoration Funding LLC, Series 2009-A, Class A3

4.38%, 11/1/23	25	25

John Deere Owner Trust, Series 2021-B, Class A3

0.52%, 3/16/26	150	150

John Deere Owner Trust, Series 2021-B, Class A4

0.74%, 5/15/28	75	75

PSNH Funding LLC 3, Series 2018-1, Class A3

3.81%, 2/1/35	100	115

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    50    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 1.6% continued

Other – 0.1% continued

Verizon Master Trust, Series 2021-1, Class A

0.50%, 5/20/27	$200	$200

Verizon Owner Trust, Series 2020-B, Class A

0.47%, 2/20/25	200	200

Verizon Owner Trust, Series 2020-C, Class A

0.41%, 4/21/25	400	401

		1,547

Total Asset-Backed Securities

(Cost $47,176)		49,180

CORPORATE BONDS – 22.0%

Advertising & Marketing – 0.0%

Interpublic Group of (The) Cos., Inc.,

4.75%, 3/30/30	300	353

Omnicom Group, Inc./Omnicom Capital, Inc.,

3.60%, 4/15/26	525	575

		928

Aerospace & Defense – 0.6%

Boeing (The) Co.,

4.51%, 5/1/23	813	859

2.85%, 10/30/24	110	115

4.88%, 5/1/25	300	334

2.20%, 2/4/26	187	188

2.95%, 2/1/30	250	255

6.13%, 2/15/33	135	171

6.63%, 2/15/38	100	134

5.88%, 2/15/40	1,175	1,481

5.81%, 5/1/50	1,060	1,413

General Dynamics Corp.,

2.25%, 11/15/22	500	508

2.13%, 8/15/26	350	365

4.25%, 4/1/40	1,000	1,219

2.85%, 6/1/41	160	163

L3Harris Technologies, Inc.,

4.40%, 6/15/28	449	512

Lockheed Martin Corp.,

3.55%, 1/15/26	600	660

3.60%, 3/1/35	135	153

4.07%, 12/15/42	868	1,040

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Aerospace & Defense – 0.6% continued

3.80%, 3/1/45	$230	$267

4.09%, 9/15/52	20	24

Northrop Grumman Corp.,

3.25%, 1/15/28	1,000	1,082

5.05%, 11/15/40	250	321

4.75%, 6/1/43	250	318

4.03%, 10/15/47	60	70

Precision Castparts Corp.,

2.50%, 1/15/23	500	511

3.90%, 1/15/43	100	115

4.38%, 6/15/45	350	425

Raytheon Technologies Corp.,

3.50%, 3/15/27	500	549

4.13%, 11/16/28	750	854

7.50%, 9/15/29	100	138

6.05%, 6/1/36	600	827

6.13%, 7/15/38	175	246

5.70%, 4/15/40	500	683

4.70%, 12/15/41	100	126

4.50%, 6/1/42	450	552

3.75%, 11/1/46	750	833

		17,511

Airlines – 0.1%

Southwest Airlines Co. Pass Through Trust, Series 2007-1,

6.15%, 8/1/22	72	74

United Airlines Pass Through Trust, Series 2019-1, Class AA,

4.15%, 8/25/31	1,639	1,764

		1,838

Apparel & Textile Products – 0.1%

NIKE, Inc.,

2.38%, 11/1/26	250	264

2.75%, 3/27/27	1,000	1,074

3.25%, 3/27/40	75	82

3.38%, 11/1/46	500	554

		1,974

Auto Parts Manufacturing – 0.0%

Aptiv Corp.,

4.15%, 3/15/24	300	322

BorgWarner, Inc.,

4.38%, 3/15/45	170	199

		521

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    51    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Automobiles Manufacturing – 0.4%

American Honda Finance Corp.,

2.60%, 11/16/22	$45	$46

3.63%, 10/10/23	500	531

2.40%, 6/27/24	80	83

Daimler Finance North America LLC,

8.50%, 1/18/31	175	265

General Motors Co.,

6.13%, 10/1/25	1,000	1,172

5.00%, 4/1/35	500	590

6.25%, 10/2/43	1,050	1,414

6.75%, 4/1/46	145	207

5.40%, 4/1/48	267	331

General Motors Financial Co., Inc.,

3.70%, 5/9/23	1,050	1,096

2.70%, 8/20/27	740	769

5.65%, 1/17/29	150	181

Harley-Davidson, Inc.,

4.63%, 7/28/45	670	717

Toyota Motor Credit Corp.,

2.70%, 1/11/23	625	644

2.90%, 3/30/23	3,000	3,115

2.25%, 10/18/23	545	565

		11,726

Banks – 0.9%

Bank of America N.A.,

6.00%, 10/15/36	250	342

Discover Bank,

2.70%, 2/6/30	250	259

Fifth Third Bancorp,

3.65%, 1/25/24	570	608

8.25%, 3/1/38	275	456

HSBC Bank U.S.A. N.A.,

7.00%, 1/15/39	350	541

HSBC U.S.A., Inc.,

3.50%, 6/23/24	1,000	1,073

Huntington National Bank (The),

3.55%, 10/6/23	1,000	1,059

KeyBank N.A.,

1.25%, 3/10/23	1,500	1,520

3.30%, 6/1/25	250	271

M&T Bank Corp.,

3.55%, 7/26/23	100	105

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Banks – 0.9% continued

PNC Bank N.A.,

2.70%, 11/1/22	$750	$768

2.95%, 1/30/23	500	516

3.80%, 7/25/23	1,000	1,057

PNC Financial Services Group (The), Inc.,

2.85%, 11/9/22	100	103

3.15%, 5/19/27	1,000	1,095

Truist Bank,

3.00%, 2/2/23	1,361	1,407

2.75%, 5/1/23	350	363

3.63%, 9/16/25	250	273

4.05%, 11/3/25	600	668

3.80%, 10/30/26	250	279

Truist Financial Corp.,

2.85%, 10/26/24	573	609

3.70%, 6/5/25	427	467

U.S. Bancorp,

3.60%, 9/11/24	350	379

2.38%, 7/22/26	455	481

3.90%, 4/26/28	545	619

U.S. Bank N.A.,

2.80%, 1/27/25	250	265

Wells Fargo & Co.,

3.45%, 2/13/23	125	130

4.13%, 8/15/23	200	213

3.30%, 9/9/24	1,095	1,178

3.00%, 2/19/25	655	695

3.00%, 4/22/26	800	858

3.00%, 10/23/26	600	643

4.30%, 7/22/27	110	125

(Variable, ICE LIBOR USD 3M + 1.31%), 3.58%, 5/22/28 (3)	585	641

(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (3)	565	583

3.90%, 5/1/45	950	1,106

4.40%, 6/14/46	850	1,010

(Variable, U.S. SOFR + 4.50%), 5.01%, 4/4/51 (3)	2,500	3,355

Wells Fargo Bank N.A.,

5.85%, 2/1/37	250	339

6.60%, 1/15/38	300	436

		26,895

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    52    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Biotechnology – 0.2%

Amgen, Inc.,

3.20%, 11/2/27	$100	$109

2.45%, 2/21/30	150	153

5.15%, 11/15/41	126	161

2.77%, 9/1/53	1,876	1,736

Baxalta, Inc.,

4.00%, 6/23/25	225	246

Biogen, Inc.,

4.05%, 9/15/25	55	61

2.25%, 5/1/30	40	40

3.25%, 2/15/51 (4)	112	110

Gilead Sciences, Inc.,

3.50%, 2/1/25	250	269

3.65%, 3/1/26	2,000	2,192

4.00%, 9/1/36	1,000	1,150

4.80%, 4/1/44	245	308

4.50%, 2/1/45	150	182

4.75%, 3/1/46	210	264

		6,981

Cable & Satellite – 0.7%

Charter Communications Operating LLC/Charter Communications Operating Capital,

4.91%, 7/23/25	625	703

3.75%, 2/15/28	1,790	1,960

5.05%, 3/30/29	305	357

2.80%, 4/1/31	715	717

5.75%, 4/1/48	520	657

4.80%, 3/1/50	980	1,100

3.90%, 6/1/52	1,000	996

Comcast Corp.,

3.38%, 2/15/25	145	156

2.35%, 1/15/27	570	598

3.30%, 2/1/27	965	1,053

4.15%, 10/15/28	968	1,113

2.65%, 2/1/30	482	503

3.40%, 4/1/30	1,370	1,509

4.25%, 1/15/33	775	906

7.05%, 3/15/33	140	203

4.20%, 8/15/34	775	908

5.65%, 6/15/35	1,005	1,342

4.00%, 8/15/47	40	46

4.00%, 11/1/49	46	53

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Cable & Satellite – 0.7% continued

2.89%, 11/1/51 (4)	$44	$42

4.05%, 11/1/52	361	420

2.94%, 11/1/56 (4)	1,213	1,146

2.99%, 11/1/63 (4)	2,279	2,136

TCI Communications, Inc.,

7.88%, 2/15/26	755	962

Time Warner Cable LLC,

6.55%, 5/1/37	68	92

7.30%, 7/1/38	705	1,011

6.75%, 6/15/39	130	178

5.50%, 9/1/41	75	92

Time Warner Entertainment Co. L.P.,

8.38%, 7/15/33	260	386

		21,345

Chemicals – 0.3%

Air Products and Chemicals, Inc.,

2.75%, 2/3/23	250	258

Dow Chemical (The) Co.,

4.55%, 11/30/25	4	4

7.38%, 11/1/29	46	63

4.25%, 10/1/34	470	542

9.40%, 5/15/39	174	312

5.25%, 11/15/41	400	519

DuPont de Nemours, Inc.,

4.73%, 11/15/28	580	682

5.32%, 11/15/38	208	268

5.42%, 11/15/48	1,000	1,376

Eastman Chemical Co.,

4.80%, 9/1/42	200	241

4.65%, 10/15/44	100	120

Ecolab, Inc.,

2.70%, 11/1/26	70	75

2.75%, 8/18/55 (4)	455	437

International Flavors & Fragrances, Inc.,

5.00%, 9/26/48	67	87

Linde, Inc.,

2.70%, 2/21/23	250	257

Lubrizol (The) Corp.,

6.50%, 10/1/34	50	73

LYB International Finance III LLC,

3.38%, 5/1/30	240	261

Mosaic (The) Co.,

3.25%, 11/15/22	36	37

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    53    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Chemicals – 0.3% continued

5.45%, 11/15/33	$250	$313

4.88%, 11/15/41	100	119

PPG Industries, Inc.,

3.20%, 3/15/23	500	518

RPM International, Inc.,

3.75%, 3/15/27	100	109

Sherwin-Williams (The) Co.,

3.45%, 6/1/27	205	225

2.95%, 8/15/29	642	682

2.30%, 5/15/30	153	154

4.55%, 8/1/45	30	37

Westlake Chemical Corp.,

3.60%, 8/15/26	950	1,043

		8,812

Commercial Finance – 0.2%

Air Lease Corp.,

3.00%, 9/15/23	113	118

4.25%, 9/15/24	258	280

3.25%, 3/1/25	163	172

2.88%, 1/15/26	257	269

1.88%, 8/15/26	78	78

2.10%, 9/1/28	131	127

4.63%, 10/1/28	255	286

3.25%, 10/1/29	500	520

GATX Corp.,

3.50%, 3/15/28	500	540

5.20%, 3/15/44	35	44

GE Capital Funding LLC,

4.40%, 5/15/30	3,000	3,476

		5,910

Communications Equipment – 0.5%

Apple, Inc.,

2.40%, 5/3/23	5	5

3.00%, 2/9/24	1,320	1,392

2.85%, 5/11/24	1,570	1,657

2.75%, 1/13/25	1,265	1,340

2.50%, 2/9/25	55	58

2.45%, 8/4/26	225	238

3.35%, 2/9/27	370	408

3.20%, 5/11/27	540	592

2.90%, 9/12/27	1,625	1,762

2.20%, 9/11/29	1,000	1,030

3.85%, 5/4/43	230	269

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Communications Equipment – 0.5% continued

4.45%, 5/6/44	$75	$95

4.38%, 5/13/45	195	246

4.65%, 2/23/46	250	325

3.75%, 11/13/47	25	29

2.95%, 9/11/49	700	712

2.65%, 5/11/50	2,000	1,923

Cisco Systems, Inc.,

2.20%, 9/20/23	235	243

2.95%, 2/28/26	375	406

5.90%, 2/15/39	600	867

5.50%, 1/15/40	90	126

Corning, Inc.,

5.75%, 8/15/40	170	228

5.35%, 11/15/48	500	683

Juniper Networks, Inc.,

5.95%, 3/15/41	100	132

		14,766

Construction Materials Manufacturing – 0.1%

Carlisle Cos., Inc.,

2.75%, 3/1/30	500	516

Martin Marietta Materials, Inc.,

3.45%, 6/1/27	500	545

Owens Corning,

3.40%, 8/15/26	400	432

3.88%, 6/1/30	500	551

		2,044

Consumer Finance – 0.6%

American Express Co.,

2.65%, 12/2/22	632	649

3.70%, 8/3/23	500	529

3.00%, 10/30/24	220	235

3.63%, 12/5/24	1,125	1,220

3.13%, 5/20/26	500	542

Capital One Financial Corp.,

3.20%, 1/30/23	400	414

3.75%, 4/24/24	1,000	1,073

3.30%, 10/30/24	1,050	1,126

3.75%, 7/28/26	505	554

3.75%, 3/9/27	250	277

Discover Financial Services,

4.50%, 1/30/26	500	560

Fiserv, Inc.,

3.85%, 6/1/25	45	49

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    54    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Consumer Finance – 0.6% continued

3.50%, 7/1/29	$1,865	$2,031

4.40%, 7/1/49	500	599

Mastercard, Inc.,

3.35%, 3/26/30	3,000	3,337

3.80%, 11/21/46	500	584

PayPal Holdings, Inc.,

2.85%, 10/1/29	1,500	1,601

Synchrony Financial,

4.25%, 8/15/24	570	616

3.95%, 12/1/27	635	700

Visa, Inc.,

3.15%, 12/14/25	1,250	1,355

4.15%, 12/14/35	1,000	1,205

3.65%, 9/15/47	125	144

		19,400

Consumer Products – 0.2%

Church & Dwight Co., Inc.,

3.95%, 8/1/47	100	117

Colgate-Palmolive Co.,

2.25%, 11/15/22	1,150	1,176

2.10%, 5/1/23	400	411

Estee Lauder (The) Cos., Inc.,

6.00%, 5/15/37	100	142

4.38%, 6/15/45	150	187

4.15%, 3/15/47	70	87

Kimberly-Clark Corp.,

6.63%, 8/1/37	350	533

3.20%, 7/30/46	125	134

Procter & Gamble (The) Co.,

3.10%, 8/15/23	250	263

3.00%, 3/25/30	1,500	1,642

Unilever Capital Corp.,

2.00%, 7/28/26	1,000	1,038

5.90%, 11/15/32	125	169

		5,899

Containers & Packaging – 0.1%

International Paper Co.,

5.00%, 9/15/35	445	551

7.30%, 11/15/39	45	69

6.00%, 11/15/41	480	671

5.15%, 5/15/46	250	328

Packaging Corp. of America,

4.50%, 11/1/23	100	107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Containers & Packaging – 0.1% continued

3.65%, 9/15/24	$250	$268

WestRock MWV LLC,

7.95%, 2/15/31	100	142

WRKCo, Inc.,

4.90%, 3/15/29	350	414

		2,550

Design, Manufacturing & Distribution – 0.0%

Arrow Electronics, Inc.,

3.88%, 1/12/28	250	270

Diversified Banks – 1.8%

Bank of America Corp.,

3.30%, 1/11/23	930	965

4.10%, 7/24/23	52	55

(Variable, ICE LIBOR USD 3M + 0.79%), 3.00%, 12/20/23 (3)	1,379	1,421

4.13%, 1/22/24	100	108

(Variable, ICE LIBOR USD 3M + 0.78%), 3.55%, 3/5/24 (3)	1,320	1,376

(Variable, ICE LIBOR USD 3M + 0.94%), 3.86%, 7/23/24 (3)	1,000	1,058

4.20%, 8/26/24	280	306

4.00%, 1/22/25	1,595	1,733

3.95%, 4/21/25	1,375	1,498

(Variable, ICE LIBOR USD 3M + 0.81%), 3.37%, 1/23/26 (3)	1,000	1,068

(Variable, ICE LIBOR USD 3M + 0.64%), 2.02%, 2/13/26 (3)	760	780

4.45%, 3/3/26	500	560

3.50%, 4/19/26	147	161

4.25%, 10/22/26	100	113

(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (3)	13	13

(Variable, ICE LIBOR USD 3M + 1.04%), 3.42%, 12/20/28 (3)	1,086	1,177

(Variable, U.S. SOFR + 1.06%), 2.09%, 6/14/29 (3)	114	114

(Variable, ICE LIBOR USD 3M + 1.21%), 3.97%, 2/7/30 (3)	585	655

(Variable, ICE LIBOR USD 3M + 0.99%), 2.50%, 2/13/31 (3)	5,000	5,060

(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	380	387

6.11%, 1/29/37	150	202

5.00%, 1/21/44	390	512

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    55    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Diversified Banks – 1.8% continued

(Variable, ICE LIBOR USD 3M + 1.19%), 3.95%, 1/23/49 (3)	$790	$913

(Variable, ICE LIBOR USD 3M + 1.52%), 4.33%, 3/15/50 (3)	755	926

(Variable, ICE LIBOR USD 3M + 3.15%), 4.08%, 3/20/51 (3)	810	958

Citigroup, Inc.,

3.38%, 3/1/23	150	156

3.88%, 10/25/23	109	117

3.75%, 6/16/24	909	982

3.88%, 3/26/25	1,730	1,879

5.50%, 9/13/25	350	404

4.60%, 3/9/26	205	232

(Variable, U.S. SOFR + 2.84%), 3.11%, 4/8/26 (3)	2,000	2,123

3.20%, 10/21/26	596	643

4.30%, 11/20/26	825	927

4.45%, 9/29/27	170	193

(Variable, ICE LIBOR USD 3M + 1.39%), 3.67%, 7/24/28 (3)	710	780

(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	3,000	3,464

(Variable, U.S. SOFR + 2.11%), 2.57%, 6/3/31 (3)	750	764

6.63%, 6/15/32	100	134

6.00%, 10/31/33	350	458

6.13%, 8/25/36	125	171

8.13%, 7/15/39	680	1,162

5.88%, 1/30/42	30	43

4.75%, 5/18/46	530	666

JPMorgan Chase & Co.,

(Variable, ICE LIBOR USD 3M + 0.89%), 3.80%, 7/23/24 (3)	40	42

3.88%, 9/10/24	2,250	2,446

3.90%, 7/15/25	1,315	1,438

7.75%, 7/15/25	54	67

(Variable, U.S. SOFR + 1.59%), 2.01%, 3/13/26 (3)	40	41

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (3)	3,000	3,086

3.20%, 6/15/26	500	540

2.95%, 10/1/26	485	520

(Variable, U.S. SOFR + 0.89%), 1.58%, 4/22/27 (3)	70	70

8.00%, 4/29/27	750	992

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Diversified Banks – 1.8% continued

3.63%, 12/1/27	$705	$770

(Variable, ICE LIBOR USD 3M + 1.34%),3.78%,2/1/28 (3)	500	551

(Variable, ICE LIBOR USD 3M + 0.95%), 3.51%, 1/23/29 (3)	500	544

(Variable, U.S. SOFR + 2.52%), 2.96%, 5/13/31 (3)	545	567

6.40%, 5/15/38	359	522

5.60%, 7/15/41	405	558

(Variable, U.S. SOFR + 1.51%), 2.53%, 11/19/41 (3)	785	743

5.40%, 1/6/42	100	137

5.63%, 8/16/43	150	208

4.95%, 6/1/45	630	824

(Variable, ICE LIBOR USD 3M + 1.58%), 4.26%, 2/22/48 (3)	285	344

(Variable, ICE LIBOR USD 3M + 1.38%), 3.96%, 11/15/48 (3)	740	858

(Variable, ICE LIBOR USD 3M + 1.22%), 3.90%, 1/23/49 (3)	1,500	1,722

(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,500	1,524

		56,531

Educational Services – 0.1%

California Institute of Technology,

4.70%, 11/1/11 (5)	110	156

Duke University,

2.68%, 10/1/44	200	200

Emory University,

2.97%, 9/1/50	500	520

Johns Hopkins University,

4.08%, 7/1/53	100	127

Massachusetts Institute of Technology,

5.60%, 7/1/11 (5)	190	327

4.68%, 7/1/14 (6)	15	22

3.89%, 7/1/16 (7)	300	363

Northwestern University,

4.64%, 12/1/44	50	65

President and Fellows of Harvard College,

2.52%, 10/15/50	1,000	986

Trustees of the University of Pennsylvania (The),

4.67%, 9/1/12 (8)	100	144

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    56    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Educational Services – 0.1% continued

University of Southern California,

2.81%, 10/1/50	$500	$511

		3,421

Electrical Equipment Manufacturing – 0.1%

Carrier Global Corp.,

2.72%, 2/15/30	1,000	1,034

Otis Worldwide Corp.,

3.36%, 2/15/50	500	523

Rockwell Automation, Inc.,

4.20%, 3/1/49	100	124

		1,681

Entertainment Content – 0.4%

Discovery Communications LLC,

2.95%, 3/20/23	58	60

3.95%, 6/15/25	230	251

3.95%, 3/20/28	248	275

4.13%, 5/15/29	237	265

3.63%, 5/15/30	975	1,057

5.30%, 5/15/49	145	181

Fox Corp.,

5.58%, 1/25/49	1,000	1,347

NBCUniversal Media LLC,

4.45%, 1/15/43	397	479

ViacomCBS, Inc.,

3.88%, 4/1/24	245	261

3.70%, 8/15/24	565	606

4.75%, 5/15/25	260	292

4.20%, 5/19/32	1,000	1,144

4.38%, 3/15/43	490	561

5.85%, 9/1/43	300	409

5.25%, 4/1/44	30	38

Walt Disney (The) Co.,

3.70%, 9/15/24	915	990

6.40%, 12/15/35	31	45

4.13%, 12/1/41	105	124

3.70%, 12/1/42	395	447

4.95%, 10/15/45	500	662

2.75%, 9/1/49	1,000	960

3.60%, 1/13/51	2,000	2,228

		12,682

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Exploration & Production – 0.2%

Burlington Resources LLC,

7.40%, 12/1/31	$120	$175

5.95%, 10/15/36	125	171

Cimarex Energy Co.,

4.38%, 3/15/29	200	226

ConocoPhillips,

5.90%, 5/15/38	280	383

4.88%, 10/1/47 (4)	1,000	1,301

ConocoPhillips Co.,

4.95%, 3/15/26	120	138

6.95%, 4/15/29	465	621

Devon Energy Corp.,

5.85%, 12/15/25	660	764

EOG Resources, Inc.,

2.63%, 3/15/23	670	688

3.15%, 4/1/25	145	155

Hess Corp.,

7.13%, 3/15/33	690	933

Marathon Oil Corp.,

6.80%, 3/15/32	175	229

5.20%, 6/1/45	500	596

		6,380

Financial Services – 1.1%

Ameriprise Financial, Inc.,

3.70%, 10/15/24	500	544

3.00%, 4/2/25	250	266

2.88%, 9/15/26	435	465

Ares Capital Corp.,

3.88%, 1/15/26	620	663

Bank of New York Mellon (The) Corp.,

2.20%, 8/16/23	285	294

3.25%, 5/16/27	500	546

(Variable, ICE LIBOR USD 3M + 1.07%), 3.44%, 2/7/28 (3)	1,000	1,100

BlackRock, Inc.,

3.50%, 3/18/24	250	268

2.40%, 4/30/30	500	518

1.90%, 1/28/31	220	220

Charles Schwab (The) Corp.,

2.65%, 1/25/23	175	180

3.63%, 4/1/25	250	270

3.45%, 2/13/26	280	306

3.20%, 3/2/27	500	545

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    57    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Financial Services – 1.1% continued

CME Group, Inc.,

3.75%, 6/15/28	$300	$339

5.30%, 9/15/43	45	63

Goldman Sachs Group (The), Inc.,

3.63%, 1/22/23	90	94

4.00%, 3/3/24	235	253

3.75%, 5/22/25	2,690	2,915

(Variable, ICE LIBOR USD 3M + 1.20%), 3.27%, 9/29/25 (3)	186	199

3.75%, 2/25/26	2,575	2,826

3.50%, 11/16/26	500	540

(Variable, U.S. SOFR + 0.79%), 1.09%, 12/9/26 (3)	55	54

5.95%, 1/15/27	80	96

3.85%, 1/26/27	125	137

(Variable, U.S. SOFR + 0.80%), 1.43%, 3/9/27 (3)	314	313

(Variable, ICE LIBOR USD 3M + 1.51%), 3.69%, 6/5/28 (3)	1,000	1,101

(Variable, ICE LIBOR USD 3M + 1.16%), 3.81%, 4/23/29 (3)	70	77

6.75%, 10/1/37	615	881

(Variable, ICE LIBOR USD 3M + 1.43%), 4.41%, 4/23/39 (3)	1,020	1,226

6.25%, 2/1/41	300	437

(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (3)	1,000	1,034

4.80%, 7/8/44	350	448

Intercontinental Exchange, Inc.,

2.65%, 9/15/40	1,620	1,545

Jefferies Group LLC,

5.13%, 1/20/23	315	333

Legg Mason, Inc.,

5.63%, 1/15/44	269	372

Morgan Stanley,

4.10%, 5/22/23	580	612

3.88%, 4/29/24	476	514

3.70%, 10/23/24	310	336

4.00%, 7/23/25	2,204	2,428

6.25%, 8/9/26	100	122

3.63%, 1/20/27	124	137

3.95%, 4/23/27	1,190	1,323

(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (3)	980	983

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Financial Services – 1.1% continued

(Variable, ICE LIBOR USD 3M + 1.34%), 3.59%, 7/22/28 (3)	$1,000	$1,097

(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	63

6.38%, 7/24/42	300	454

4.30%, 1/27/45	1,095	1,335

(Variable, U.S. SOFR + 4.84%), 5.60%, 3/24/51 (3)	1,000	1,483

Owl Rock Capital Corp.,

3.75%, 7/22/25	300	316

State Street Corp.,

3.10%, 5/15/23	225	235

3.70%, 11/20/23	340	364

3.30%, 12/16/24	330	357

		33,627

Food & Beverage – 0.7%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,

4.90%, 2/1/46	1,980	2,434

Anheuser-Busch InBev Worldwide, Inc.,

4.75%, 1/23/29	915	1,077

3.50%, 6/1/30	2,085	2,284

8.20%, 1/15/39	750	1,227

8.00%, 11/15/39	310	503

4.95%, 1/15/42	190	235

4.60%, 4/15/48	1,017	1,214

4.50%, 6/1/50	503	600

Brown-Forman Corp.,

4.50%, 7/15/45	200	254

Campbell Soup Co.,

3.65%, 3/15/23	86	89

Coca-Cola (The) Co.,

1.75%, 9/6/24	80	83

3.38%, 3/25/27	661	732

1.65%, 6/1/30	99	97

Conagra Brands, Inc.,

1.38%, 11/1/27	85	83

7.00%, 10/1/28	200	260

4.85%, 11/1/28	100	117

5.30%, 11/1/38	1,000	1,272

Constellation Brands, Inc.,

4.40%, 11/15/25	188	211

3.60%, 2/15/28	184	202

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    58    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Food & Beverage – 0.7% continued

3.15%, 8/1/29	$480	$513

2.25%, 8/1/31	66	65

5.25%, 11/15/48	167	219

General Mills, Inc.,

2.60%, 10/12/22	140	143

3.65%, 2/15/24	75	79

2.88%, 4/15/30	650	683

Hershey (The) Co.,

2.30%, 8/15/26	365	384

Ingredion, Inc.,

3.20%, 10/1/26	250	270

J.M. Smucker (The) Co.,

3.50%, 3/15/25	500	540

4.38%, 3/15/45	250	299

Kellogg Co.,

4.50%, 4/1/46	750	923

Keurig Dr. Pepper, Inc.,

2.55%, 9/15/26	185	195

4.42%, 12/15/46	450	540

Molson Coors Beverage Co.,

3.00%, 7/15/26	170	182

5.00%, 5/1/42	275	336

4.20%, 7/15/46	300	332

PepsiCo, Inc.,

2.75%, 4/30/25	500	531

2.63%, 3/19/27	160	171

2.63%, 7/29/29	195	207

2.75%, 3/19/30	205	219

3.38%, 7/29/49	1,000	1,094

Tyson Foods, Inc.,

5.15%, 8/15/44	455	588

		21,487

Forest & Paper Products Manufacturing – 0.0%

Georgia-Pacific LLC,

8.00%, 1/15/24	500	583

7.75%, 11/15/29	500	709

		1,292

Hardware – 0.2%

Dell International LLC/EMC Corp.,

5.45%, 6/15/23	273	293

5.85%, 7/15/25	2,000	2,327

4.90%, 10/1/26	77	89

5.30%, 10/1/29	225	272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Hardware – 0.2% continued

8.35%, 7/15/46	$900	$1,460

Hewlett Packard Enterprise Co.,

4.40%, 10/15/22	830	858

4.65%, 10/1/24	1,315	1,453

1.75%, 4/1/26	160	162

6.35%, 10/15/45	200	268

HP, Inc.,

6.00%, 9/15/41	275	355

NetApp, Inc.,

3.30%, 9/29/24	160	170

		7,707

Health Care Facilities & Services – 0.7%

Advocate Health & Hospitals Corp.,

3.01%, 6/15/50	265	272

AHS Hospital Corp.,

5.02%, 7/1/45	100	135

AmerisourceBergen Corp.,

3.25%, 3/1/25	135	144

4.25%, 3/1/45	60	69

4.30%, 12/15/47	1,000	1,161

Ascension Health,

2.53%, 11/15/29	750	786

Cardinal Health, Inc.,

3.75%, 9/15/25	250	272

4.60%, 3/15/43	35	41

4.50%, 11/15/44	710	803

Cigna Corp.,

4.38%, 10/15/28	2,382	2,753

2.38%, 3/15/31	518	523

4.80%, 7/15/46	580	724

CommonSpirit Health,

3.82%, 10/1/49	1,000	1,112

CVS Health Corp.,

2.75%, 12/1/22	850	868

3.70%, 3/9/23	4	4

3.88%, 7/20/25	148	162

4.30%, 3/25/28	322	367

3.25%, 8/15/29	1,580	1,698

4.78%, 3/25/38	170	208

5.30%, 12/5/43	750	984

5.13%, 7/20/45	275	354

5.05%, 3/25/48	1,440	1,854

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    59    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Health Care Facilities & Services – 0.7% continued

Dignity Health,

5.27%, 11/1/64	$200	$270

HCA, Inc.,

4.50%, 2/15/27	1,780	2,004

2.38%, 7/15/31	250	246

5.50%, 6/15/47	330	428

5.25%, 6/15/49	170	217

Laboratory Corp. of America Holdings,

4.70%, 2/1/45	300	367

McKesson Corp.,

2.70%, 12/15/22	120	123

Memorial Sloan-Kettering Cancer Center,

4.13%, 7/1/52	100	125

NYU Langone Hospitals,

4.37%, 7/1/47	500	591

Quest Diagnostics, Inc.,

3.45%, 6/1/26	115	125

Sutter Health,

4.09%, 8/15/48	500	594

		20,384

Home & Office Products Manufacturing – 0.0%

Leggett & Platt, Inc.,

3.50%, 11/15/27	818	876

Home Improvement – 0.0%

Whirlpool Corp.,

3.70%, 5/1/25	250	271

4.50%, 6/1/46	60	71

		342

Homebuilders – 0.0%

D.R. Horton, Inc.,

2.60%, 10/15/25	510	535

Industrial Other – 0.3%

3M Co.,

3.25%, 2/14/24	456	484

3.05%, 4/15/30	2,000	2,161

Dover Corp.,

2.95%, 11/4/29	10	11

General Electric Co.,

3.45%, 5/15/24	520	553

3.45%, 5/1/27	625	685

6.75%, 3/15/32	150	205

6.88%, 1/10/39	40	60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Industrial Other – 0.3% continued

Honeywell International, Inc.,

3.35%, 12/1/23	$260	$276

2.50%, 11/1/26	780	828

3.81%, 11/21/47	125	148

Illinois Tool Works, Inc.,

3.50%, 3/1/24	250	266

3.90%, 9/1/42	700	815

Parker-Hannifin Corp.,

3.30%, 11/21/24	500	536

3.25%, 6/14/29	500	538

4.20%, 11/21/34	200	230

4.45%, 11/21/44	500	605

WW Grainger, Inc.,

4.60%, 6/15/45	300	384

		8,785

Integrated Oils – 0.3%

BP Capital Markets America, Inc.,

3.22%, 11/28/23	680	717

3.80%, 9/21/25	605	665

3.12%, 5/4/26	535	579

3.02%, 1/16/27	790	849

3.54%, 4/6/27	300	331

4.23%, 11/6/28	100	115

3.63%, 4/6/30	110	123

Chevron Corp.,

2.36%, 12/5/22	270	275

2.57%, 5/16/23	170	175

2.90%, 3/3/24	29	31

3.33%, 11/17/25	140	152

2.95%, 5/16/26	1,465	1,578

Chevron U.S.A., Inc.,

1.02%, 8/12/27	31	30

5.25%, 11/15/43	1,000	1,349

Exxon Mobil Corp.,

2.44%, 8/16/29	580	605

2.61%, 10/15/30	385	403

3.00%, 8/16/39	200	207

3.57%, 3/6/45	590	646

4.33%, 3/19/50	1,500	1,837

		10,667

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    60    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Internet Media – 0.0%

Alphabet, Inc.,

2.05%, 8/15/50	$75	$65

2.25%, 8/15/60	1,000	874

		939

Leisure Products Manufacturing – 0.0%

Hasbro, Inc.,

3.90%, 11/19/29	110	121

6.35%, 3/15/40	250	346

		467

Life Insurance – 0.3%

Aflac, Inc.,

3.60%, 4/1/30	1,000	1,118

Equitable Holdings, Inc.,

5.00%, 4/20/48	1,000	1,274

Lincoln National Corp.,

3.63%, 12/12/26	265	291

6.30%, 10/9/37	100	140

MetLife, Inc.,

3.00%, 3/1/25	830	884

6.38%, 6/15/34	485	690

6.40%, 12/15/36	150	193

4.13%, 8/13/42	460	546

4.72%, 12/15/44	370	473

Principal Financial Group, Inc.,

4.63%, 9/15/42	40	50

Prudential Financial, Inc.,

5.70%, 12/14/36	200	269

3.00%, 3/10/40	1,500	1,543

(Variable, ICE LIBOR USD 3M + 3.04%), 5.20%, 3/15/44 (3)	275	294

3.91%, 12/7/47	344	399

3.94%, 12/7/49	335	395

Voya Financial, Inc.,

4.80%, 6/15/46	1,000	1,262

		9,821

Machinery Manufacturing – 0.2%

Caterpillar Financial Services Corp.,

3.75%, 11/24/23	1,000	1,072

2.15%, 11/8/24	210	219

Caterpillar, Inc.,

3.40%, 5/15/24	790	844

3.80%, 8/15/42	185	217

4.30%, 5/15/44	235	299

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Machinery Manufacturing – 0.2% continued

3.25%, 9/19/49	$220	$239

Deere & Co.,

5.38%, 10/16/29	250	315

3.75%, 4/15/50	1,500	1,790

Eaton Corp.,

3.10%, 9/15/27	250	271

John Deere Capital Corp.,

2.80%, 3/6/23	500	518

3.05%, 1/6/28	250	271

Trane Technologies Global Holding Co. Ltd.,

5.75%, 6/15/43	150	215

		6,270

Managed Care – 0.3%

Aetna, Inc.,

2.75%, 11/15/22	400	408

6.63%, 6/15/36	40	58

6.75%, 12/15/37	150	221

4.50%, 5/15/42	100	120

3.88%, 8/15/47	143	159

Anthem, Inc.,

3.50%, 8/15/24	545	583

2.38%, 1/15/25	755	787

6.38%, 6/15/37	500	706

4.63%, 5/15/42	525	644

3.60%, 3/15/51	300	328

Humana, Inc.,

3.95%, 3/15/27	85	95

Kaiser Foundation Hospitals,

3.27%, 11/1/49	500	534

UnitedHealth Group, Inc.,

3.50%, 2/15/24	40	43

3.75%, 7/15/25	655	721

3.45%, 1/15/27	1,500	1,654

2.88%, 8/15/29	160	172

5.80%, 3/15/36	250	346

6.63%, 11/15/37	640	954

6.88%, 2/15/38	170	260

4.75%, 7/15/45	500	655

3.13%, 5/15/60	1,000	1,023

		10,471

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    61    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Mass Merchants – 0.1%

Costco Wholesale Corp.,

2.75%, 5/18/24	$750	$791

Dollar General Corp.,

3.25%, 4/15/23	900	933

Dollar Tree, Inc.,

3.70%, 5/15/23	165	173

Target Corp.,

2.25%, 4/15/25	1,000	1,043

Walmart, Inc.,

2.35%, 12/15/22	500	511

3.30%, 4/22/24	625	666

2.38%, 9/24/29	147	156

		4,273

Medical Equipment & Devices Manufacturing – 0.4%

Abbott Laboratories,

2.95%, 3/15/25	1,000	1,065

1.15%, 1/30/28	565	550

4.75%, 11/30/36	555	706

4.75%, 4/15/43	650	855

Agilent Technologies, Inc.,

3.88%, 7/15/23	250	264

Baxter International, Inc.,

3.50%, 8/15/46	350	375

Becton Dickinson and Co.,

4.69%, 12/15/44	239	298

4.67%, 6/6/47	1,000	1,249

Boston Scientific Corp.,

3.85%, 5/15/25	128	140

7.38%, 1/15/40	540	856

Medtronic, Inc.,

3.50%, 3/15/25	232	252

4.38%, 3/15/35	913	1,123

4.63%, 3/15/45	406	530

Stryker Corp.,

3.38%, 11/1/25	250	271

3.50%, 3/15/26	1,000	1,091

4.10%, 4/1/43	50	57

4.38%, 5/15/44	200	243

Thermo Fisher Scientific, Inc.,

3.20%, 8/15/27	160	174

4.50%, 3/25/30	1,000	1,183

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Medical Equipment & Devices Manufacturing – 0.4% continued

Zimmer Biomet Holdings, Inc.,

3.55%, 4/1/25	$120	$129

		11,411

Metals & Mining – 0.2%

Barrick North America Finance LLC,

5.70%, 5/30/41	500	675

Newmont Corp.,

5.88%, 4/1/35	100	133

4.88%, 3/15/42	150	189

Nucor Corp.,

4.00%, 8/1/23	250	264

2.98%, 12/15/55 (4)	1,275	1,245

Southern Copper Corp.,

3.88%, 4/23/25	100	108

7.50%, 7/27/35	300	429

6.75%, 4/16/40	90	125

5.88%, 4/23/45	1,000	1,352

Steel Dynamics, Inc.,

3.45%, 4/15/30	500	538

		5,058

Oil & Gas Services & Equipment – 0.1%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,

4.08%, 12/15/47	210	237

Halliburton Co.,

3.80%, 11/15/25	123	135

4.85%, 11/15/35	275	324

6.70%, 9/15/38	780	1,063

7.45%, 9/15/39	160	233

4.75%, 8/1/43	15	17

		2,009

Pharmaceuticals – 1.1%

AbbVie, Inc.,

3.25%, 10/1/22	1,000	1,022

3.85%, 6/15/24	1,000	1,076

3.80%, 3/15/25	750	814

3.60%, 5/14/25	155	168

3.20%, 5/14/26	250	270

4.25%, 11/14/28	97	112

3.20%, 11/21/29	273	294

4.70%, 5/14/45	3,340	4,121

Bristol-Myers Squibb Co.,

2.90%, 7/26/24	574	609

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    62    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Pharmaceuticals – 1.1% continued

3.88%, 8/15/25	$361	$398

3.90%, 2/20/28	840	950

5.00%, 8/15/45	380	511

4.35%, 11/15/47	900	1,129

GlaxoSmithKline Capital, Inc.,

3.38%, 5/15/23	1,000	1,050

3.88%, 5/15/28	1,000	1,132

5.38%, 4/15/34	150	199

6.38%, 5/15/38	530	782

4.20%, 3/18/43	20	24

Johnson & Johnson,

2.45%, 3/1/26	500	532

0.95%, 9/1/27	2,000	1,960

1.30%, 9/1/30	2,000	1,928

4.38%, 12/5/33	250	308

5.95%, 8/15/37	100	145

4.85%, 5/15/41	400	531

3.70%, 3/1/46	970	1,139

Merck & Co., Inc.,

2.75%, 2/10/25	805	852

3.40%, 3/7/29	1,000	1,107

3.60%, 9/15/42	25	28

3.70%, 2/10/45	60	69

2.45%, 6/24/50	1,000	931

Mylan, Inc.,

5.40%, 11/29/43	585	723

Novartis Capital Corp.,

3.40%, 5/6/24	191	205

1.75%, 2/14/25	99	102

2.20%, 8/14/30	1,500	1,538

4.40%, 5/6/44	250	319

Pfizer, Inc.,

2.95%, 3/15/24	250	264

3.40%, 5/15/24	150	161

2.63%, 4/1/30	2,000	2,112

7.20%, 3/15/39	700	1,122

4.13%, 12/15/46	750	913

Pharmacia LLC,

6.60%, 12/1/28	125	166

Utah Acquisition Sub, Inc.,

3.95%, 6/15/26	285	314

Wyeth LLC,

5.95%, 4/1/37	725	1,020

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.0% continued

Pharmaceuticals – 1.1% continued

Zoetis, Inc.,

3.25%, 2/1/23	$500	$515

3.95%, 9/12/47	450	523

4.45%, 8/20/48	40	50

		34,238

Pipeline – 0.9%

Boardwalk Pipelines L.P.,

4.45%, 7/15/27	1,650	1,860

Enable Midstream Partners L.P.,

4.40%, 3/15/27	90	100

4.15%, 9/15/29	115	125

Enbridge Energy Partners L.P.,

7.50%, 4/15/38	50	74

Energy Transfer L.P.,

4.05%, 3/15/25	25	27

5.95%, 12/1/25	175	203

3.90%, 7/15/26	125	136

4.20%, 4/15/27	560	619

5.50%, 6/1/27	266	312

5.25%, 4/15/29	255	299

6.63%, 10/15/36	900	1,181

7.50%, 7/1/38	310	431

4.95%, 1/15/43	1,000	1,092

5.30%, 4/1/44	15	17

5.35%, 5/15/45	80	93

Enterprise Products Operating LLC,

3.35%, 3/15/23	110	114

3.90%, 2/15/24	820	875

3.95%, 2/15/27	500	556

3.13%, 7/31/29	1,710	1,837

2.80%, 1/31/30	300	313

6.88%, 3/1/33	50	70

7.55%, 4/15/38	515	788

5.95%, 2/1/41	40	54

4.20%, 1/31/50	1,000	1,127

Kinder Morgan Energy Partners L.P.,

4.30%, 5/1/24	170	183

7.30%, 8/15/33	175	246

6.55%, 9/15/40	205	284

7.50%, 11/15/40	305	451

6.38%, 3/1/41	35	48

5.63%, 9/1/41	310	389

5.40%, 9/1/44	250	310

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    63    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.0% continued

Pipeline – 0.9% continued

Magellan Midstream Partners L.P.,

5.00%, 3/1/26	$500	$570

5.15%, 10/15/43	20	25

MPLX L.P.,

4.13%, 3/1/27	1,355	1,513

4.70%, 4/15/48	1,000	1,155

ONEOK Partners L.P.,

3.38%, 10/1/22	30	31

4.90%, 3/15/25	40	44

6.65%, 10/1/36	80	107

6.20%, 9/15/43	20	26

ONEOK, Inc.,

4.55%, 7/15/28	35	40

7.15%, 1/15/51	1,000	1,448

Phillips 66 Partners L.P.,

3.61%, 2/15/25	76	81

3.55%, 10/1/26	470	506

Plains All American Pipeline L.P./PAA Finance Corp.,

4.50%, 12/15/26	1,330	1,487

6.65%, 1/15/37	80	105

5.15%, 6/1/42	130	146

Sabine Pass Liquefaction LLC,

5.63%, 3/1/25	340	386

5.00%, 3/15/27	445	512

4.50%, 5/15/30	610	703

Southern Union Co.,

8.25%, 11/15/29	25	33

Spectra Energy Partners L.P.,

3.38%, 10/15/26	360	390

5.95%, 9/25/43	300	414

Tennessee Gas Pipeline Co. LLC,

7.00%, 3/15/27	505	640

7.00%, 10/15/28	545	704

7.63%, 4/1/37	5	7

Williams (The) Cos., Inc.,

4.55%, 6/24/24	1,452	1,584

3.75%, 6/15/27	548	603

6.30%, 4/15/40	995	1,356

5.80%, 11/15/43	200	264

		29,094

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 22.0% continued

Power Generation – 0.1%

Exelon Generation Co. LLC,

6.25%, 10/1/39	$1,000	$1,277

5.75%, 10/1/41	430	524

		1,801

Property & Casualty Insurance – 0.5%

Allstate (The) Corp.,

4.50%, 6/15/43	45	56

(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	303

American International Group, Inc.,

3.75%, 7/10/25	895	974

4.20%, 4/1/28	460	524

3.40%, 6/30/30	485	529

4.50%, 7/16/44	30	37

4.80%, 7/10/45	15	19

4.38%, 6/30/50	1,000	1,231

4.38%, 1/15/55	105	129

Assurant, Inc.,

4.90%, 3/27/28	215	249

Berkshire Hathaway Finance Corp.,

1.45%, 10/15/30	700	675

5.75%, 1/15/40	255	365

4.40%, 5/15/42	100	124

4.30%, 5/15/43	440	535

Berkshire Hathaway, Inc.,

2.75%, 3/15/23	30	31

3.13%, 3/15/26	745	809

Chubb (The) Corp.,

6.00%, 5/11/37	50	72

6.50%, 5/15/38	85	128

Chubb INA Holdings, Inc.,

3.15%, 3/15/25	295	317

3.35%, 5/3/26	1,000	1,091

6.70%, 5/15/36	50	75

4.15%, 3/13/43	100	120

Hanover Insurance Group (The), Inc.,

4.50%, 4/15/26	200	224

Hartford Financial Services Group (The), Inc.,

5.95%, 10/15/36	285	388

Loews Corp.,

2.63%, 5/15/23	250	258

4.13%, 5/15/43	75	88

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    64    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Property & Casualty Insurance – 0.5% continued

Marsh & McLennan Cos., Inc.,

3.50%, 6/3/24	$75	$80

3.50%, 3/10/25	385	414

3.75%, 3/14/26	75	82

4.38%, 3/15/29	260	302

5.88%, 8/1/33	880	1,179

Progressive (The) Corp.,

2.45%, 1/15/27	250	265

4.20%, 3/15/48	500	614

Transatlantic Holdings, Inc.,

8.00%, 11/30/39	70	108

Travelers (The) Cos., Inc.,

6.25%, 6/15/37	375	544

5.35%, 11/1/40	10	14

4.00%, 5/30/47	1,015	1,217

3.05%, 6/8/51	80	83

Willis North America, Inc.,

2.95%, 9/15/29	2,000	2,091

		16,344

Railroad – 0.4%

Burlington Northern Santa Fe LLC,

3.75%, 4/1/24	355	380

3.40%, 9/1/24	80	86

3.00%, 4/1/25	325	347

3.65%, 9/1/25	200	219

6.20%, 8/15/36	455	643

5.75%, 5/1/40	1,145	1,605

4.38%, 9/1/42	975	1,200

5.15%, 9/1/43	280	378

CSX Corp.,

3.35%, 11/1/25	25	27

2.60%, 11/1/26	25	27

3.80%, 3/1/28	770	861

6.00%, 10/1/36	100	139

6.15%, 5/1/37	190	266

6.22%, 4/30/40	365	528

5.50%, 4/15/41	50	67

3.35%, 9/15/49	1,000	1,052

Norfolk Southern Corp.,

2.90%, 2/15/23	625	642

3.80%, 8/1/28	100	112

3.95%, 10/1/42	20	23

4.45%, 6/15/45	275	337

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Railroad – 0.4% continued

3.94%, 11/1/47	$524	$597

3.16%, 5/15/55	137	137

Union Pacific Corp.,

3.50%, 6/8/23	80	84

3.65%, 2/15/24	524	557

3.25%, 8/15/25	30	32

2.40%, 2/5/30	300	308

3.80%, 10/1/51	1,500	1,733

		12,387

Real Estate – 0.7%

Alexandria Real Estate Equities, Inc.,

3.95%, 1/15/28	2,000	2,245

American Campus Communities Operating Partnership L.P.,

3.75%, 4/15/23	250	260

4.13%, 7/1/24	100	109

American Tower Corp.,

3.50%, 1/31/23	210	219

4.00%, 6/1/25	115	125

3.38%, 10/15/26	85	92

3.13%, 1/15/27	185	197

3.95%, 3/15/29	40	44

3.80%, 8/15/29	1,500	1,663

AvalonBay Communities, Inc.,

4.35%, 4/15/48	500	628

Boston Properties L.P.,

3.85%, 2/1/23	60	62

3.13%, 9/1/23	135	141

3.80%, 2/1/24	910	967

2.90%, 3/15/30	90	93

Brandywine Operating Partnership L.P.,

4.55%, 10/1/29	235	263

Camden Property Trust,

2.95%, 12/15/22	150	153

Crown Castle International Corp.,

3.15%, 7/15/23	200	209

4.30%, 2/15/29	1,000	1,135

5.20%, 2/15/49	500	643

CubeSmart L.P.,

3.13%, 9/1/26	250	266

Digital Realty Trust L.P.,

3.60%, 7/1/29	500	547

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    65    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Real Estate – 0.7% continued

Duke Realty L.P.,

1.75%, 7/1/30	$500	$480

Equinix, Inc.,

2.15%, 7/15/30	2,000	1,961

ERP Operating L.P.,

3.50%, 3/1/28	1,000	1,098

4.50%, 6/1/45	55	69

Essex Portfolio L.P.,

3.25%, 5/1/23	50	52

3.88%, 5/1/24	200	214

4.00%, 3/1/29	300	337

Healthcare Realty Trust, Inc.,

2.40%, 3/15/30	255	256

Healthpeak Properties, Inc.,

3.40%, 2/1/25	13	14

3.25%, 7/15/26	630	683

Host Hotels & Resorts L.P.,

4.00%, 6/15/25	97	104

3.38%, 12/15/29	118	121

Kilroy Realty L.P.,

4.38%, 10/1/25	200	222

Kimco Realty Corp.,

4.25%, 4/1/45	759	873

Mid-America Apartments L.P.,

3.75%, 6/15/24	100	107

Office Properties Income Trust,

4.50%, 2/1/25	150	161

Piedmont Operating Partnership L.P.,

4.45%, 3/15/24	100	107

Realty Income Corp.,

4.65%, 8/1/23	185	197

3.00%, 1/15/27	240	257

Simon Property Group L.P.,

3.30%, 1/15/26	106	115

1.75%, 2/1/28	54	54

2.45%, 9/13/29	1,636	1,671

2.65%, 7/15/30	585	603

2.20%, 2/1/31	229	226

6.75%, 2/1/40	690	1,025

Ventas Realty L.P.,

3.75%, 5/1/24	60	64

3.50%, 2/1/25	150	161

5.70%, 9/30/43	100	133

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Real Estate – 0.7% continued

Welltower, Inc.,

2.05%, 1/15/29	$320	$318

4.13%, 3/15/29	600	676

		22,420

Refining & Marketing – 0.1%

HollyFrontier Corp.,

4.50%, 10/1/30	250	272

Marathon Petroleum Corp.,

3.63%, 9/15/24	175	188

4.70%, 5/1/25	130	145

5.13%, 12/15/26	210	244

6.50%, 3/1/41	466	645

Phillips 66,

4.65%, 11/15/34	395	471

5.88%, 5/1/42	140	192

4.88%, 11/15/44	165	208

Valero Energy Corp.,

7.50%, 4/15/32	765	1,062

		3,427

Restaurants – 0.1%

McDonald’s Corp.,

3.63%, 5/1/43	209	231

4.88%, 12/9/45	542	689

4.45%, 3/1/47	350	427

4.20%, 4/1/50	400	477

Starbucks Corp.,

3.85%, 10/1/23	200	212

4.30%, 6/15/45	200	234

3.50%, 11/15/50	2,000	2,123

		4,393

Retail - Consumer Discretionary – 0.5%

Advance Auto Parts, Inc.,

1.75%, 10/1/27	175	174

Amazon.com, Inc.,

2.50%, 11/29/22	150	153

2.40%, 2/22/23	500	514

2.80%, 8/22/24	1,000	1,060

5.20%, 12/3/25	500	581

4.80%, 12/5/34	1,050	1,338

4.95%, 12/5/44	255	344

4.25%, 8/22/57	500	635

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    66    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Retail - Consumer Discretionary – 0.5% continued

AutoZone, Inc.,

3.13%, 7/15/23	$135	$141

3.75%, 6/1/27	129	144

3.75%, 4/18/29	121	135

eBay, Inc.,

2.75%, 1/30/23	46	47

1.40%, 5/10/26	46	46

2.70%, 3/11/30	500	521

2.60%, 5/10/31	18	18

4.00%, 7/15/42	235	264

Home Depot (The), Inc.,

2.13%, 9/15/26	275	288

2.50%, 4/15/27	495	525

3.30%, 4/15/40	2,000	2,167

5.40%, 9/15/40	680	931

5.95%, 4/1/41	405	579

4.88%, 2/15/44	405	530

3.13%, 12/15/49	155	162

Lowe’s Cos., Inc.,

3.13%, 9/15/24	550	585

4.50%, 4/15/30	1,000	1,172

3.00%, 10/15/50	1,000	975

O’Reilly Automotive, Inc.,

3.60%, 9/1/27	1,000	1,111

TJX (The) Cos., Inc.,

2.50%, 5/15/23	205	211

2.25%, 9/15/26	105	110

		15,461

Retail - Consumer Staples – 0.1%

Archer-Daniels-Midland Co.,

2.50%, 8/11/26	305	324

3.75%, 9/15/47	295	346

Bunge Ltd. Finance Corp.,

3.25%, 8/15/26	615	662

Sysco Corp.,

3.75%, 10/1/25	1,000	1,095

3.30%, 7/15/26	120	130

5.38%, 9/21/35	250	318

		2,875

Semiconductors – 0.5%

Altera Corp.,

4.10%, 11/15/23	1,340	1,439

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Semiconductors – 0.5% continued

Applied Materials, Inc.,

3.90%, 10/1/25	$500	$554

1.75%, 6/1/30	500	492

5.85%, 6/15/41	100	146

Broadcom, Inc.,

4.15%, 11/15/30	2,270	2,515

2.45%, 2/15/31 (4)	1,285	1,244

Intel Corp.,

2.70%, 12/15/22	80	82

3.70%, 7/29/25	815	892

2.00%, 8/12/31	50	50

4.80%, 10/1/41	80	102

3.73%, 12/8/47	578	645

3.25%, 11/15/49	307	318

4.75%, 3/25/50	562	734

3.05%, 8/12/51	131	130

3.10%, 2/15/60	220	216

4.95%, 3/25/60	136	191

3.20%, 8/12/61	119	120

KLA Corp.,

4.65%, 11/1/24	300	331

Lam Research Corp.,

1.90%, 6/15/30	1,000	997

Maxim Integrated Products, Inc.,

3.38%, 3/15/23	50	52

NVIDIA Corp.,

3.50%, 4/1/50	1,000	1,120

QUALCOMM, Inc.,

3.25%, 5/20/27	720	790

4.80%, 5/20/45	795	1,045

Texas Instruments, Inc.,

2.90%, 11/3/27	1,000	1,091

		15,296

Software & Services – 1.0%

Adobe, Inc.,

1.90%, 2/1/25	250	258

2.15%, 2/1/27	265	278

Autodesk, Inc.,

3.50%, 6/15/27	135	148

Citrix Systems, Inc.,

3.30%, 3/1/30	200	204

Equifax, Inc.,

3.30%, 12/15/22	365	375

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    67    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Software & Services – 1.0% continued

2.35%, 9/15/31	$980	$965

International Business Machines Corp.,

2.88%, 11/9/22	235	242

3.63%, 2/12/24	170	182

3.00%, 5/15/24	1,789	1,898

7.00%, 10/30/25	385	474

3.45%, 2/19/26	435	476

1.70%, 5/15/27	211	214

6.50%, 1/15/28	100	128

1.95%, 5/15/30	415	410

4.00%, 6/20/42	320	369

4.25%, 5/15/49	500	606

Microsoft Corp.,

3.63%, 12/15/23	208	221

2.88%, 2/6/24	645	679

2.70%, 2/12/25	42	44

2.40%, 8/8/26	2,670	2,836

3.30%, 2/6/27	1,505	1,665

2.53%, 6/1/50	870	837

2.92%, 3/17/52	820	848

2.68%, 6/1/60	723	701

3.04%, 3/17/62	1,178	1,244

Moody’s Corp.,

4.88%, 2/15/24	250	272

Oracle Corp.,

2.50%, 10/15/22	210	215

2.63%, 2/15/23	65	67

2.95%, 11/15/24	29	31

2.50%, 4/1/25	326	341

2.95%, 5/15/25	885	939

1.65%, 3/25/26	30	30

2.65%, 7/15/26	3,100	3,267

3.25%, 11/15/27	548	595

2.30%, 3/25/28	352	360

2.88%, 3/25/31	1,090	1,122

3.80%, 11/15/37	5	5

5.38%, 7/15/40	590	743

4.13%, 5/15/45	365	393

4.00%, 7/15/46	330	350

3.60%, 4/1/50	1,000	1,001

4.38%, 5/15/55	25	28

3.85%, 4/1/60	1,000	1,016

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Software & Services – 1.0% continued

Roper Technologies, Inc.,

1.00%, 9/15/25	$2,000	$1,989

3.85%, 12/15/25	220	241

3.80%, 12/15/26	235	261

		29,568

Supermarkets & Pharmacies – 0.1%

Kroger (The) Co.,

2.65%, 10/15/26	1,135	1,204

7.50%, 4/1/31	200	283

6.90%, 4/15/38	100	145

5.40%, 7/15/40	400	522

Walgreens Boots Alliance, Inc.,

3.45%, 6/1/26	132	143

		2,297

Tobacco – 0.3%

Altria Group, Inc.,

2.63%, 9/16/26	95	100

4.80%, 2/14/29	410	471

2.45%, 2/4/32	240	230

4.25%, 8/9/42	295	307

4.50%, 5/2/43	410	435

5.38%, 1/31/44	370	436

5.95%, 2/14/49	220	279

BAT Capital Corp.,

3.22%, 9/6/26	1,819	1,939

4.70%, 4/2/27	857	968

3.56%, 8/15/27	458	493

2.26%, 3/25/28	128	127

4.91%, 4/2/30	383	439

4.54%, 8/15/47	435	451

Philip Morris International, Inc.,

2.50%, 11/2/22	250	255

2.63%, 3/6/23	100	103

3.38%, 8/11/25	250	270

3.88%, 8/21/42	150	163

4.13%, 3/4/43	405	452

4.88%, 11/15/43	100	123

4.25%, 11/10/44	350	400

Reynolds American, Inc.,

4.45%, 6/12/25	320	353

7.25%, 6/15/37	250	336

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    68    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Tobacco – 0.3% continued

6.15%, 9/15/43	$65	$80

5.85%, 8/15/45	795	954

		10,164

Transportation & Logistics – 0.2%

Cummins, Inc.,

1.50%, 9/1/30	500	478

4.88%, 10/1/43	90	118

FedEx Corp.,

3.40%, 2/15/28	780	860

3.90%, 2/1/35	100	113

4.10%, 4/15/43	50	56

4.10%, 2/1/45	50	56

4.95%, 10/17/48	1,000	1,267

Ryder System, Inc.,

3.35%, 9/1/25	500	539

United Parcel Service, Inc.,

2.50%, 4/1/23	2,000	2,063

5.20%, 4/1/40	30	40

3.63%, 10/1/42	105	119

3.40%, 11/15/46	290	319

4.25%, 3/15/49	130	163

5.30%, 4/1/50	500	722

		6,913

Travel & Lodging – 0.0%

Marriott International, Inc.,

3.13%, 6/15/26	130	139

Utilities – 1.9%

AEP Transmission Co. LLC,

4.00%, 12/1/46	200	234

3.65%, 4/1/50	500	558

Alabama Power Co.,

3.85%, 12/1/42	60	68

Ameren Illinois Co.,

3.25%, 3/1/25	500	534

American Water Capital Corp.,

3.40%, 3/1/25	35	38

2.95%, 9/1/27	1,000	1,076

6.59%, 10/15/37	105	154

4.30%, 12/1/42	75	91

4.30%, 9/1/45	520	624

3.25%, 6/1/51	70	72

Appalachian Power Co.,

7.00%, 4/1/38	75	111

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Utilities – 1.9% continued

Arizona Public Service Co.,

3.15%, 5/15/25	$500	$534

4.50%, 4/1/42	230	278

4.20%, 8/15/48	250	297

Atmos Energy Corp.,

4.15%, 1/15/43	250	288

4.13%, 10/15/44	75	87

Baltimore Gas and Electric Co.,

2.40%, 8/15/26	130	136

3.75%, 8/15/47	475	537

Berkshire Hathaway Energy Co.,

5.15%, 11/15/43	500	652

CenterPoint Energy Houston Electric LLC,

2.40%, 9/1/26	50	52

3.00%, 2/1/27	150	161

3.55%, 8/1/42	40	45

4.25%, 2/1/49	500	621

CenterPoint Energy Resources Corp.,

5.85%, 1/15/41	50	69

CMS Energy Corp.,

3.00%, 5/15/26	40	43

3.45%, 8/15/27	500	547

4.88%, 3/1/44	500	637

Commonwealth Edison Co.,

6.45%, 1/15/38	200	289

3.80%, 10/1/42	90	102

4.60%, 8/15/43	100	125

Connecticut Light and Power (The) Co.,

2.50%, 1/15/23	420	429

4.00%, 4/1/48	250	298

Consolidated Edison Co. of New York, Inc.,

5.30%, 3/1/35	150	189

5.85%, 3/15/36	100	133

6.20%, 6/15/36	200	276

6.75%, 4/1/38	100	146

5.50%, 12/1/39	85	112

5.70%, 6/15/40	450	608

4.20%, 3/15/42	1,763	2,025

3.95%, 3/1/43	120	135

4.45%, 3/15/44	100	120

3.85%, 6/15/46	100	111

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    69    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Utilities – 1.9% continued

Dominion Energy South Carolina, Inc.,

6.05%, 1/15/38	$265	$369

5.10%, 6/1/65	50	72

Dominion Energy, Inc.,

4.25%, 6/1/28	1,000	1,136

5.25%, 8/1/33	250	313

5.95%, 6/15/35	750	1,005

7.00%, 6/15/38	20	29

4.90%, 8/1/41	35	44

4.05%, 9/15/42	100	113

DTE Electric Co.,

4.05%, 5/15/48	500	594

Duke Energy Carolinas LLC,

6.45%, 10/15/32	106	144

6.10%, 6/1/37	150	205

4.25%, 12/15/41	210	249

3.75%, 6/1/45	350	390

Duke Energy Corp.,

3.75%, 4/15/24	100	107

2.65%, 9/1/26	2,000	2,110

3.75%, 9/1/46	120	128

Duke Energy Florida LLC,

6.35%, 9/15/37	340	492

3.40%, 10/1/46	290	310

Duke Energy Indiana LLC,

6.12%, 10/15/35	500	678

6.35%, 8/15/38	25	36

6.45%, 4/1/39	225	326

4.90%, 7/15/43	1,000	1,267

Duke Energy Progress LLC,

4.10%, 3/15/43	200	233

Entergy Louisiana LLC,

5.40%, 11/1/24	150	170

3.05%, 6/1/31	950	1,012

Entergy Texas, Inc.,

4.50%, 3/30/39	250	294

Evergy Kansas Central, Inc.,

4.13%, 3/1/42	275	319

Evergy Metro, Inc.,

5.30%, 10/1/41	50	67

Eversource Energy,

2.80%, 5/1/23	105	108

3.15%, 1/15/25	100	106

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Utilities – 1.9% continued

3.30%, 1/15/28	$165	$179

Exelon Corp.,

5.63%, 6/15/35	75	97

4.70%, 4/15/50	100	126

Florida Power & Light Co.,

5.65%, 2/1/37	335	456

5.95%, 2/1/38	150	213

5.96%, 4/1/39	250	358

5.69%, 3/1/40	30	42

4.13%, 2/1/42	250	301

4.05%, 6/1/42	100	119

Georgia Power Co.,

2.65%, 9/15/29	910	948

4.30%, 3/15/42	60	70

4.30%, 3/15/43	100	117

Indiana Michigan Power Co.,

6.05%, 3/15/37	200	274

ITC Holdings Corp.,

3.35%, 11/15/27	200	217

MidAmerican Energy Co.,

3.50%, 10/15/24	100	107

4.80%, 9/15/43	100	129

4.40%, 10/15/44	150	184

3.15%, 4/15/50	2,000	2,093

National Fuel Gas Co.,

3.75%, 3/1/23	250	259

National Grid U.S.A.,

5.80%, 4/1/35	425	533

National Rural Utilities Cooperative Finance Corp.,

2.85%, 1/27/25	1,000	1,056

8.00%, 3/1/32	50	74

4.30%, 3/15/49	125	153

Nevada Power Co.,

6.65%, 4/1/36	100	146

NextEra Energy Capital Holdings, Inc.,

2.25%, 6/1/30	2,000	2,011

NiSource, Inc.,

5.95%, 6/15/41	77	106

5.25%, 2/15/43	100	130

4.80%, 2/15/44	580	717

5.65%, 2/1/45	200	274

Northern States Power Co.,

5.35%, 11/1/39	1,065	1,446

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    70    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Utilities – 1.9% continued

4.13%, 5/15/44	$200	$238

NSTAR Electric Co.,

2.38%, 10/15/22	100	102

Oglethorpe Power Corp.,

5.38%, 11/1/40	150	188

Oklahoma Gas and Electric Co.,

4.15%, 4/1/47	200	236

Oncor Electric Delivery Co. LLC,

7.50%, 9/1/38	145	233

Pacific Gas and Electric Co.,

4.55%, 7/1/30	3,000	3,244

4.50%, 7/1/40	1,000	1,021

PacifiCorp,

5.25%, 6/15/35	50	64

6.10%, 8/1/36	200	276

5.75%, 4/1/37	540	728

6.25%, 10/15/37	275	388

6.00%, 1/15/39	60	84

4.13%, 1/15/49	50	59

Potomac Electric Power Co.,

3.60%, 3/15/24	150	159

PPL Electric Utilities Corp.,

6.25%, 5/15/39	275	395

4.13%, 6/15/44	100	118

Public Service Electric and Gas Co.,

3.00%, 5/15/25	500	531

3.95%, 5/1/42	50	58

3.65%, 9/1/42	30	33

Puget Energy, Inc.,

3.65%, 5/15/25	500	534

Puget Sound Energy, Inc.,

6.27%, 3/15/37	75	104

5.64%, 4/15/41	340	460

San Diego Gas & Electric Co.,

3.60%, 9/1/23	200	211

4.50%, 8/15/40	150	184

Sempra Energy,

2.88%, 10/1/22	60	61

2.90%, 2/1/23	500	515

3.55%, 6/15/24	250	266

3.25%, 6/15/27	150	162

6.00%, 10/15/39	250	344

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Utilities – 1.9% continued

Southern (The) Co.,

4.40%, 7/1/46	$1,000	$1,176

Southern California Edison Co.,

6.65%, 4/1/29	300	367

6.00%, 1/15/34	100	129

5.35%, 7/15/35	586	728

5.55%, 1/15/37	275	337

5.95%, 2/1/38	710	920

6.05%, 3/15/39	50	67

5.50%, 3/15/40	150	188

3.90%, 3/15/43	150	160

4.13%, 3/1/48	90	98

Southern California Gas Co.,

3.75%, 9/15/42	250	279

4.30%, 1/15/49	125	154

Southern Co. Gas Capital Corp.,

5.88%, 3/15/41	600	824

4.40%, 5/30/47	250	294

Southern Power Co.,

5.25%, 7/15/43	60	75

Southwest Gas Corp.,

3.80%, 9/29/46	250	268

Southwestern Electric Power Co.,

2.75%, 10/1/26	130	137

4.10%, 9/15/28	250	282

3.90%, 4/1/45	170	186

Tampa Electric Co.,

4.10%, 6/15/42	50	58

Union Electric Co.,

3.90%, 9/15/42	50	57

4.00%, 4/1/48	250	294

Virginia Electric and Power Co.,

6.00%, 5/15/37	15	21

6.35%, 11/30/37	40	57

8.88%, 11/15/38	300	527

4.65%, 8/15/43	150	187

4.45%, 2/15/44	75	91

3.80%, 9/15/47	125	141

WEC Energy Group, Inc.,

3.55%, 6/15/25	235	254

Wisconsin Public Service Corp.,

4.75%, 11/1/44	100	127

3.30%, 9/1/49	150	157

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    71    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Utilities – 1.9% continued

Xcel Energy, Inc.,

6.50%, 7/1/36	$100	$142

		58,781

Waste & Environment Services & Equipment – 0.0%

Republic Services, Inc.,

3.38%, 11/15/27	296	323

3.95%, 5/15/28	550	621

		944

Wireless Telecommunications Services – 1.0%

AT&T, Inc.,

3.60%, 7/15/25	109	119

1.65%, 2/1/28	535	531

4.30%, 2/15/30	1,258	1,444

2.75%, 6/1/31	426	437

2.25%, 2/1/32	1,090	1,061

2.55%, 12/1/33	3,455	3,399

6.25%, 3/29/41	175	242

5.55%, 8/15/41	168	219

5.15%, 3/15/42	55	68

4.80%, 6/15/44	32	38

4.85%, 7/15/45	45	55

4.75%, 5/15/46	120	144

5.15%, 11/15/46	978	1,238

4.50%, 3/9/48	574	661

5.15%, 2/15/50	170	214

3.65%, 6/1/51	691	704

3.30%, 2/1/52	309	299

3.80%, 12/1/57	2,618	2,674

3.85%, 6/1/60	148	153

T-Mobile U.S.A., Inc.,

3.75%, 4/15/27	3,000	3,305

3.88%, 4/15/30	1,000	1,104

4.50%, 4/15/50	2,000	2,332

Verizon Communications, Inc.,

4.13%, 3/16/27	458	520

3.00%, 3/22/27	210	225

4.33%, 9/21/28	1,692	1,945

4.02%, 12/3/29	1,305	1,479

3.15%, 3/22/30	1,065	1,139

1.68%, 10/30/30	432	411

4.52%, 9/15/48	2,000	2,454

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 22.0% continued

Wireless Telecommunications Services – 1.0% continued

2.99%, 10/30/56	$1,757	$1,622

3.70%, 3/22/61	1,000	1,056

		31,292

Total Corporate Bonds

(Cost $639,667)		684,320

FOREIGN ISSUER BONDS – 7.2%

Advertising & Marketing – 0.0%

WPP Finance 2010,

3.75%, 9/19/24	150	163

Auto Parts Manufacturing – 0.0%

Aptiv PLC,

4.25%, 1/15/26	1,000	1,114

Banks – 0.5%

Cooperatieve Rabobank U.A.,

3.95%, 11/9/22	250	260

4.63%, 12/1/23	1,000	1,084

3.38%, 5/21/25	500	542

5.75%, 12/1/43	250	350

Credit Suisse A.G.,

3.63%, 9/9/24	384	414

1.25%, 8/7/26	366	361

Deutsche Bank A.G.,

(Variable, U.S. SOFR + 2.58%), 3.96%, 11/26/25 (3)	2,000	2,163

Lloyds Banking Group PLC,

(Variable, ICE LIBOR USD 3M + 0.81%), 2.91%, 11/7/23 (3)	105	108

4.58%, 12/10/25	2,095	2,338

4.34%, 1/9/48	500	589

National Australia Bank Ltd.,

3.00%, 1/20/23	1,000	1,035

3.38%, 1/14/26	1,000	1,094

Santander UK PLC,

4.00%, 3/13/24	250	270

Sumitomo Mitsui Banking Corp.,

3.00%, 1/18/23	210	217

3.65%, 7/23/25	500	546

Svenska Handelsbanken AB,

3.90%, 11/20/23	250	269

Westpac Banking Corp.,

2.85%, 5/13/26	1,000	1,076

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    72    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Banks – 0.5% continued

2.70%, 8/19/26	$1,000	$1,072

3.35%, 3/8/27	500	549

		14,337

Cable & Satellite – 0.0%

Grupo Televisa S.A.B.,

6.63%, 1/15/40	570	791

Casinos & Gaming – 0.0%

Sands China Ltd.,

5.40%, 8/8/28	1,000	1,104

Chemicals – 0.1%

LYB International Finance B.V.,

4.00%, 7/15/23	105	111

5.25%, 7/15/43	565	728

LyondellBasell Industries N.V.,

4.63%, 2/26/55	35	42

Nutrien Ltd.,

3.15%, 10/1/22	200	204

3.00%, 4/1/25	180	191

5.88%, 12/1/36	50	67

5.63%, 12/1/40	250	338

6.13%, 1/15/41	100	142

		1,823

Commercial Finance – 0.0%

AerCap Ireland Capital DAC/AerCap

Global Aviation Trust,

3.50%, 1/15/25	389	409

Design, Manufacturing & Distribution – 0.0%

Flex Ltd.,

5.00%, 2/15/23	572	606

Diversified Banks – 1.1%

Banco Santander S.A.,

3.31%, 6/27/29	1,600	1,730

Bank of Montreal,

2.55%, 11/6/22	160	164

3.30%, 2/5/24	140	149

Bank of Nova Scotia (The),

2.70%, 8/3/26	1,000	1,061

Barclays PLC,

3.68%, 1/10/23	250	252

(Variable, ICE LIBOR USD 3M +

1.36%), 4.34%, 5/16/24 (3)	800	847

(Variable, ICE LIBOR USD 3M +

1.61%), 3.93%, 5/7/25 (3)	705	757

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Diversified Banks – 1.1% continued

4.38%, 1/12/26	$155	$173

5.20%, 5/12/26	345	394

4.34%, 1/10/28	200	224

5.25%, 8/17/45	730	976

BNP Paribas S.A.,

3.25%, 3/3/23	250	260

HSBC Holdings PLC,

(Variable, ICE LIBOR USD 3M +

1.21%), 3.80%, 3/11/25 (3)	2,000	2,133

(Variable, U.S. SOFR + 1.40%),

2.63%, 11/7/25 (3)	2,000	2,086

4.30%, 3/8/26	2,000	2,227

6.50%, 9/15/37	300	416

6.80%, 6/1/38	1,150	1,638

Mitsubishi UFJ Financial Group, Inc.,

2.19%, 2/25/25	2,500	2,586

3.29%, 7/25/27	750	819

3.74%, 3/7/29	1,500	1,672

Mizuho Financial Group, Inc.,

(Variable, ICE LIBOR USD 3M +

1.00%), 3.92%, 9/11/24 (3)	3,000	3,186

(Variable, ICE LIBOR USD 3M +

1.07%), 2.59%, 5/25/31 (3)	1,000	1,011

Natwest Group PLC,

(Variable, ICE LIBOR USD 3M +

1.55%), 4.52%, 6/25/24 (3)	500	532

(Variable, ICE LIBOR USD 3M +

1.76%), 4.27%, 3/22/25 (3)	250	270

(Variable, ICE LIBOR USD 3M +

1.75%), 4.89%, 5/18/29 (3)	2,000	2,329

Royal Bank of Canada,

3.70%, 10/5/23	500	532

4.65%, 1/27/26	600	681

Sumitomo Mitsui Financial Group, Inc.,

2.70%, 7/16/24	2,000	2,101

3.54%, 1/17/28	1,250	1,368

2.13%, 7/8/30	1,000	985

Toronto-Dominion Bank (The),

3.25%, 3/11/24	500	531

		34,090

Electrical Equipment Manufacturing – 0.0%

Johnson Controls International PLC,

4.63%, 7/2/44	105	128

5.13%, 9/14/45	35	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    73    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Electrical Equipment Manufacturing – 0.0% continued

4.95%, 7/2/64	$110	$145

Tyco Electronics Group S.A.,

7.13%, 10/1/37	50	75

		394

Exploration & Production – 0.1%

Burlington Resources LLC,

7.20%, 8/15/31	320	454

Canadian Natural Resources Ltd.,

3.85%, 6/1/27	1,695	1,854

7.20%, 1/15/32	15	20

6.45%, 6/30/33	135	177

6.75%, 2/1/39	200	278

		2,783

Financial Services – 0.2%

Brookfield Finance, Inc.,

4.35%, 4/15/30	2,000	2,310

Credit Suisse Group A.G.,

4.55%, 4/17/26	1,740	1,955

4.88%, 5/15/45	500	626

GE Capital International Funding Co.

Unlimited Co.,

3.37%, 11/15/25	205	222

4.42%, 11/15/35	1,000	1,200

Invesco Finance PLC,

4.00%, 1/30/24	100	107

3.75%, 1/15/26	1,000	1,098

		7,518

Food & Beverage – 0.0%

Coca-Cola Femsa S.A.B. de C.V.,

5.25%, 11/26/43	150	197

Diageo Capital PLC,

3.88%, 4/29/43	175	205

		402

Government Agencies – 0.1%

FMS Wertmanagement,

2.75%, 3/6/23	1,500	1,553

Government Development Banks – 0.7%

Export Development Canada,

2.75%, 3/15/23	1,000	1,036

Export-Import Bank of Korea,

2.63%, 5/26/26	1,000	1,063

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Government Development Banks – 0.7% continued

Japan Bank for International

Cooperation,

2.38%, 11/16/22	$1,000	$1,023

2.50%, 5/23/24	2,000	2,099

2.75%, 11/16/27	1,699	1,834

3.50%, 10/31/28	301	341

1.88%, 4/15/31	750	761

Korea Development Bank (The),

3.38%, 3/12/23	300	312

Kreditanstalt fuer Wiederaufbau,

2.00%, 10/4/22	250	255

2.13%, 1/17/23	1,000	1,025

2.63%, 2/28/24	1,000	1,052

1.38%, 8/5/24	3,000	3,069

0.38%, 7/18/25	1,500	1,478

2.88%, 4/3/28	1,215	1,334

0.00%, 4/18/36 (9)	500	380

Landwirtschaftliche Rentenbank,

2.00%, 1/13/25	1,000	1,043

2.38%, 6/10/25	1,000	1,058

Svensk Exportkredit AB,

0.75%, 4/6/23	2,000	2,013

		21,176

Government Regional – 0.4%

Province of Alberta Canada,

3.35%, 11/1/23	2,000	2,121

Province of British Columbia Canada,

2.00%, 10/23/22	300	306

7.25%, 9/1/36	175	288

Province of Ontario Canada,

3.40%, 10/17/23	2,000	2,121

3.20%, 5/16/24	4,000	4,275

2.50%, 4/27/26	260	277

2.00%, 10/2/29	240	247

Province of Quebec Canada,

2.63%, 2/13/23	875	903

7.50%, 7/15/23	300	337

7.13%, 2/9/24	100	115

2.50%, 4/9/24	91	95

2.88%, 10/16/24	250	267

7.50%, 9/15/29	375	535

		11,887

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    74    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Integrated Oils – 0.4%

BP Capital Markets America, Inc.,

3.38%, 2/8/61	$500	$497

BP Capital Markets PLC,

3.99%, 9/26/23	30	32

3.28%, 9/19/27	385	422

Cenovus Energy, Inc.,

4.40%, 4/15/29	85	95

Equinor ASA,

2.45%, 1/17/23	280	288

7.75%, 6/15/23	350	393

3.25%, 11/10/24	125	134

3.13%, 4/6/30	2,000	2,176

2.38%, 5/22/30	370	380

4.25%, 11/23/41	350	422

Shell International Finance B.V.,

2.25%, 1/6/23	345	354

2.88%, 5/10/26	100	108

2.50%, 9/12/26	1,335	1,416

2.38%, 11/7/29	25	26

4.13%, 5/11/35	1,010	1,191

3.63%, 8/21/42	430	478

4.55%, 8/12/43	60	75

4.38%, 5/11/45	390	479

3.75%, 9/12/46	230	262

3.13%, 11/7/49	290	300

Suncor Energy, Inc.,

7.15%, 2/1/32	200	276

5.95%, 12/1/34	50	65

5.95%, 5/15/35	430	559

6.80%, 5/15/38	130	184

TotalEnergies Capital International S.A.,

3.70%, 1/15/24	415	445

3.75%, 4/10/24	330	356

2.83%, 1/10/30	2,000	2,133

		13,546

Internet Media – 0.0%

Baidu, Inc.,

3.50%, 11/28/22	200	206

Life Insurance – 0.0%

AXA S.A.,

8.60%, 12/15/30	75	113

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Machinery Manufacturing – 0.0%

Trane Technologies Luxembourg Finance S.A.,

3.50%, 3/21/26	$250	$272

4.65%, 11/1/44	35	44

		316

Medical Equipment & Devices Manufacturing – 0.1%

DH Europe Finance II S.a.r.l.,

2.60%, 11/15/29	2,000	2,086

Koninklijke Philips N.V.,

6.88%, 3/11/38	225	336

5.00%, 3/15/42	100	130

		2,552

Metals & Mining – 0.1%

BHP Billiton Finance U.S.A. Ltd.,

4.13%, 2/24/42	600	711

Rio Tinto Alcan, Inc.,

6.13%, 12/15/33	100	139

5.75%, 6/1/35	100	137

Rio Tinto Finance U.S.A. PLC,

4.75%, 3/22/42	150	192

4.13%, 8/21/42	300	361

		1,540

Pharmaceuticals – 0.1%

AstraZeneca PLC,

3.13%, 6/12/27	100	109

1.38%, 8/6/30	1,000	951

6.45%, 9/15/37	450	667

4.00%, 9/18/42	250	297

Sanofi,

3.63%, 6/19/28	250	284

Shire Acquisitions Investments Ireland DAC,

3.20%, 9/23/26	225	243

Takeda Pharmaceutical Co. Ltd.,

4.40%, 11/26/23	300	323

3.18%, 7/9/50	204	207

		3,081

Pipeline – 0.1%

Enbridge, Inc.,

4.50%, 6/10/44	40	46

TransCanada PipeLines Ltd.,

5.85%, 3/15/36	200	261

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    75    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Pipeline – 0.1% continued

6.20%, 10/15/37	$445	$607

4.75%, 5/15/38	1,003	1,194

6.10%, 6/1/40	375	509

		2,617

Property & Casualty Insurance – 0.1%

Aon PLC,

3.50%, 6/14/24	500	534

Arch Capital Group Ltd.,

3.64%, 6/30/50	500	545

Aspen Insurance Holdings Ltd.,

4.65%, 11/15/23	270	292

Fairfax Financial Holdings Ltd.,

4.85%, 4/17/28	250	285

XLIT Ltd.,

4.45%, 3/31/25	210	233

5.25%, 12/15/43	250	343

		2,232

Railroad – 0.0%

Canadian National Railway Co.,

2.75%, 3/1/26	250	266

6.90%, 7/15/28	25	33

6.25%, 8/1/34	15	21

6.20%, 6/1/36	40	56

6.38%, 11/15/37	20	29

Canadian Pacific Railway Co.,

5.95%, 5/15/37	710	974

		1,379

Real Estate – 0.0%

National Retail Properties, Inc.,

3.00%, 4/15/52	500	473

Retail - Consumer Discretionary – 0.1%

Alibaba Group Holding Ltd.,

3.40%, 12/6/27	335	359

4.40%, 12/6/57	2,000	2,299

Amazon.com, Inc.,

3.10%, 5/12/51	1,000	1,045

		3,703

Semiconductors – 0.1%

Broadcom Corp./Broadcom Cayman Finance Ltd.,

3.88%, 1/15/27	2,090	2,297

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Semiconductors – 0.1% continued

NXP B.V./NXP Funding LLC/NXP

U.S.A., Inc.,

3.40%, 5/1/30 (4)	$2,000	$2,171

		4,468

Software & Services – 0.0%

Thomson Reuters Corp.,

5.50%, 8/15/35	150	194

5.65%, 11/23/43	285	388

		582

Sovereigns – 1.1%

Canada Government International Bond,

2.00%, 11/15/22	500	510

Chile Government International Bond,

3.13%, 1/21/26	500	534

3.50%, 1/25/50	210	210

3.10%, 1/22/61	500	450

Hungary Government International Bond,

5.75%, 11/22/23	2,000	2,210

5.38%, 3/25/24	390	433

Indonesia Government International Bond,

3.50%, 1/11/28	500	542

5.35%, 2/11/49	1,000	1,287

Israel Government International Bond,

4.50%, 1/30/43	200	250

3.88%, 7/3/50	1,500	1,709

Korea International Bond,

3.88%, 9/11/23	200	213

2.75%, 1/19/27	200	214

3.50%, 9/20/28	500	560

Mexico Government International Bond,

4.00%, 10/2/23	30	32

3.25%, 4/16/30	1,964	2,011

2.66%, 5/24/31	1,036	999

7.50%, 4/8/33	100	140

6.75%, 9/27/34	750	986

6.05%, 1/11/40	820	1,003

4.75%, 3/8/44	1,000	1,064

5.55%, 1/21/45	500	585

4.60%, 1/23/46	500	518

4.35%, 1/15/47	500	501

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    76    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Sovereigns – 1.1% continued

Panama Government International Bond,

4.00%, 9/22/24	$575	$616

3.75%, 3/16/25	500	537

3.88%, 3/17/28	500	543

6.70%, 1/26/36	550	731

4.50%, 5/15/47	250	273

4.50%, 4/1/56	1,000	1,088

Peruvian Government International Bond,

7.35%, 7/21/25	500	604

6.55%, 3/14/37	500	674

5.63%, 11/18/50	600	812

Philippine Government International Bond,

4.20%, 1/21/24	1,000	1,072

10.63%, 3/16/25	500	658

5.50%, 3/30/26	200	234

7.75%, 1/14/31	500	720

6.38%, 10/23/34	500	690

5.00%, 1/13/37	500	616

3.70%, 2/2/42	500	529

Republic of Italy Government International Bond,

2.88%, 10/17/29	2,000	2,069

5.38%, 6/15/33	175	220

Republic of Poland Government International Bond,

3.00%, 3/17/23	1,000	1,037

4.00%, 1/22/24	150	162

Uruguay Government International Bond,

7.63%, 3/21/36	250	373

4.13%, 11/20/45	400	466

5.10%, 6/18/50	750	953

		32,638

Supermarkets & Pharmacies – 0.0%

Koninklijke Ahold Delhaize N.V.,

5.70%, 10/1/40	116	159

Supranationals – 1.5%

African Development Bank,

3.00%, 9/20/23	750	789

Asian Development Bank,

2.50%, 11/2/27	500	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Supranationals – 1.5% continued

1.88%, 1/24/30	$5,000	$5,151

Asian Infrastructure Investment Bank (The),

0.50%, 5/28/25	2,000	1,984

European Bank for Reconstruction & Development,

2.75%, 3/7/23	500	518

European Investment Bank,

2.50%, 3/15/23	2,500	2,582

0.25%, 9/15/23	2,000	1,998

3.25%, 1/29/24	250	266

2.63%, 3/15/24	2,000	2,105

2.25%, 6/24/24	2,000	2,093

2.50%, 10/15/24	1,000	1,058

2.13%, 4/13/26	1,500	1,579

4.88%, 2/15/36	200	275

Inter-American Development Bank,

2.50%, 1/18/23	5,000	5,149

3.00%, 2/21/24	150	159

2.13%, 1/15/25	500	524

2.00%, 6/2/26	803	839

1.13%, 7/20/28	197	194

3.13%, 9/18/28	1,000	1,116

3.88%, 10/28/41	200	254

International Bank for Reconstruction & Development,

2.50%, 11/25/24	600	635

2.13%, 3/3/25	700	734

0.63%, 4/22/25	3,000	2,990

0.38%, 7/28/25	5,000	4,925

2.50%, 7/29/25	500	532

0.50%, 10/28/25	3,000	2,960

4.75%, 2/15/35	25	33

International Finance Corp.,

2.88%, 7/31/23	2,000	2,094

Nordic Investment Bank,

2.25%, 5/21/24	1,000	1,046

		45,120

Wireless Telecommunications Services – 0.2%

America Movil S.A.B. de C.V.,

6.13%, 11/15/37	505	690

Orange S.A.,

9.00%, 3/1/31	610	950

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    77    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 7.2% continued

Wireless Telecommunications Services – 0.2% continued

Rogers Communications, Inc.,

3.00%, 3/15/23	$80	$82

3.63%, 12/15/25	1,000	1,090

4.50%, 3/15/43	45	52

5.45%, 10/1/43	85	110

5.00%, 3/15/44	45	55

Vodafone Group PLC,

4.13%, 5/30/25	895	990

7.88%, 2/15/30	15	21

6.15%, 2/27/37	1,065	1,457

4.38%, 2/19/43	95	110

5.25%, 5/30/48	135	175

		5,782

Wireline Telecommunications Services – 0.1%

Bell Telephone Co. of Canada or Bell Canada (The),

4.46%, 4/1/48	500	608

British Telecommunications PLC,

9.63%, 12/15/30	100	153

Deutsche Telekom International Finance B.V.,

8.75%, 6/15/30	400	596

Telefonica Emisiones S.A.,

4.10%, 3/8/27	1,010	1,135

5.21%, 3/8/47	320	400

5.52%, 3/1/49	500	654

		3,546

Total Foreign Issuer Bonds

(Cost $213,376)		224,203

U.S. GOVERNMENT AGENCIES – 30.0% (10)

Fannie Mae – 13.6%

0.25%, 5/22/23	3,000	3,001

0.25%, 7/10/23	1,000	1,000

2.88%, 9/12/23	1,500	1,576

0.25%, 11/27/23	4,000	3,995

1.75%, 7/2/24	2,000	2,070

2.63%, 9/6/24	1,000	1,063

0.50%, 6/17/25	4,000	3,976

2.13%, 4/24/26	1,000	1,053

7.13%, 1/15/30	1,500	2,154

6.63%, 11/15/30	200	286

5.63%, 7/15/37	500	746

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Fannie Mae-Aces, Series 2012-M17, Class A2, 2.18%, 11/25/22	$80	$82

Fannie Mae-Aces, Series 2012-M2, Class A2, 2.72%, 2/25/22	30	30

Fannie Mae-Aces, Series 2012-M4, Class 1A2, 2.98%, 4/25/22	11	11

Fannie Mae-Aces, Series 2012-M5, Class A2, 2.72%, 2/25/22	18	18

Fannie Mae-Aces, Series 2012-M9, Class A2, 2.48%, 4/25/22	34	35

Fannie Mae-Aces, Series 2013-M14, Class A2, 3.33%, 10/25/23	132	139

Fannie Mae-Aces, Series 2013-M6, Class 2A, 2.62%, 3/25/23(1) (2)	64	66

Fannie Mae-Aces, Series 2013-M9, Class A2, 2.39%, 1/25/23	56	57

Fannie Mae-Aces, Series 2014-M13, Class A2, 3.02%, 8/25/24	69	73

Fannie Mae-Aces, Series 2014-M3, Class A2, 3.50%, 1/25/24	180	191

Fannie Mae-Aces, Series 2014-M9, Class A2, 3.10%, 7/25/24	87	92

Fannie Mae-Aces, Series 2015-M1, Class A2, 2.53%, 9/25/24	135	141

Fannie Mae-Aces, Series 2015-M11, Class A2, 2.92%, 4/25/25(1) (2)	500	531

Fannie Mae-Aces, Series 2015-M3, Class A2, 2.72%, 10/25/24	224	235

Fannie Mae-Aces, Series 2016-M3, Class A2, 2.70%, 2/25/26	98	104

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    78    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Fannie Mae-Aces, Series 2016-M4, Class A2, 2.58%, 3/25/26	$100	$106

Fannie Mae-Aces, Series 2016-M5, Class A2, 2.47%, 4/25/26	250	262

Fannie Mae-Aces, Series 2016-M7, Class AV2, 2.16%, 10/25/23	178	182

Fannie Mae-Aces, Series 2016-M9, Class A2, 2.29%, 6/25/26	100	104

Fannie Mae-Aces, Series 2017-M1, Class A2, 2.50%, 10/25/26(1) (2)	88	92

Fannie Mae-Aces, Series 2017-M11, Class A2, 2.98%, 8/25/29	125	137

Fannie Mae-Aces, Series 2017-M14, Class A2, 2.96%, 11/25/27(1) (2)	250	270

Fannie Mae-Aces, Series 2017-M2, Class A2, 2.89%, 2/25/27(1) (2)	95	102

Fannie Mae-Aces, Series 2017-M4, Class A2, 2.64%, 12/25/26(1) (2)	136	145

Fannie Mae-Aces, Series 2017-M5, Class A2, 3.22%, 4/25/29(1) (2)	118	130

Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	300	326

Fannie Mae-Aces, Series 2018-M1, Class A2, 3.08%, 12/25/27(1) (2)	230	250

Fannie Mae-Aces, Series 2018-M10, Class A2, 3.48%, 7/25/28(1) (2)	200	223

Fannie Mae-Aces, Series 2018-M12, Class A2, 3.77%, 8/25/30(1) (2)	110	127

Fannie Mae-Aces, Series 2018-M13, Class A2, 3.82%, 9/25/30(1) (2)	200	232

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Fannie Mae-Aces, Series 2018-M14, Class A2, 3.70%, 8/25/28(1) (2)	$700	$791

Fannie Mae-Aces, Series 2018-M2, Class A2, 3.00%, 1/25/28(1) (2)	125	136

Fannie Mae-Aces, Series 2018-M3, Class A2, 3.19%, 2/25/30(1) (2)	100	111

Fannie Mae-Aces, Series 2018-M4, Class A2, 3.16%, 3/25/28(1) (2)	94	102

Fannie Mae-Aces, Series 2018-M8, Class A2, 3.44%, 6/25/28(1) (2)	100	111

Fannie Mae-Aces, Series 2019-M1, Class A2, 3.67%, 9/25/28(1) (2)	650	736

Fannie Mae-Aces, Series 2019-M18, Class A2, 2.47%, 8/25/29	200	212

Fannie Mae-Aces, Series 2019-M4, Class A2, 3.61%, 2/25/31	150	173

Fannie Mae-Aces, Series 2019-M7, Class A2, 3.14%, 4/25/29	200	221

Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%, 6/25/29	200	219

Fannie Mae-Aces, Series 2020-M1, Class A2, 2.44%, 10/25/29	150	159

Fannie Mae-Aces, Series 2020-M20, Class A2, 1.44%, 10/25/29	500	493

Fannie Mae-Aces, Series 2020-M29, Class A2, 1.49%, 5/25/30	500	491

Fannie Mae-Aces, Series 2020-M42, Class A2, 1.27%, 7/25/30	200	194

Fannie Mae-Aces, Series 2020-M46, Class A2, 1.32%, 5/25/30	500	490

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    79    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Fannie Mae-Aces, Series 2020-M52, Class A2, 1.36%, 10/25/30(1) (2)	$350	$341

Fannie Mae-Aces, Series 2021-M11, Class A2, 1.51%, 3/25/31(1) (2)	200	195

Pool #256792, 6.50%, 6/1/22	1	1

Pool #256925, 6.00%, 10/1/37	9	11

Pool #256959, 6.00%, 11/1/37	54	63

Pool #257042, 6.50%, 1/1/38	112	131

Pool #257106, 4.50%, 1/1/28	2	2

Pool #257237, 4.50%, 6/1/28	12	13

Pool #707791, 5.00%, 6/1/33	55	63

Pool #725425, 5.50%, 4/1/34	23	27

Pool #730811, 4.50%, 8/1/33	43	47

Pool #735222, 5.00%, 2/1/35	13	15

Pool #735358, 5.50%, 2/1/35	58	68

Pool #735502, 6.00%, 4/1/35	8	10

Pool #737853, 5.00%, 9/1/33	127	143

Pool #745336, 5.00%, 3/1/36	274	313

Pool #745418, 5.50%, 4/1/36	20	23

Pool #745754, 5.00%, 9/1/34	176	200

Pool #745826, 6.00%, 7/1/36	76	90

Pool #747383, 5.50%, 10/1/33	55	62

Pool #755632, 5.00%, 4/1/34	45	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #772730, 5.00%, 4/1/34	$49	$56

Pool #790406, 6.00%, 9/1/34	32	38

Pool #793666, 5.50%, 9/1/34	27	30

Pool #796250, 5.50%, 11/1/34	29	33

Pool #800471, 5.50%, 10/1/34	131	152

Pool #817795, 6.00%, 8/1/36	14	16

Pool #826057, 5.00%, 7/1/35	35	40

Pool #826585, 5.00%, 8/1/35	64	72

Pool #828523, 5.00%, 7/1/35	26	30

Pool #831676, 6.50%, 8/1/36	8	9

Pool #833067, 5.50%, 9/1/35	102	118

Pool #833163, 5.00%, 9/1/35	41	46

Pool #845425, 6.00%, 2/1/36	25	30

Pool #868435, 6.00%, 4/1/36	72	84

Pool #869710, 6.00%, 4/1/36	29	34

Pool #871135, 6.00%, 1/1/37	18	21

Pool #881818, 6.50%, 8/1/36	12	14

Pool #885769, 6.00%, 6/1/36	3	3

Pool #885866, 6.00%, 6/1/36	68	79

Pool #888100, 5.50%, 9/1/36	95	110

Pool #888205, 6.50%, 2/1/37	21	25

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    80    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #889224, 5.50%, 1/1/37	$106	$123

Pool #889390, 6.00%, 3/1/23	1	1

Pool #889401, 6.00%, 3/1/38	46	54

Pool #889415, 6.00%, 5/1/37	212	250

Pool #889579, 6.00%, 5/1/38	100	119

Pool #889630, 6.50%, 3/1/38	13	14

Pool #889970, 5.00%, 12/1/36	76	87

Pool #890234, 6.00%, 10/1/38	53	63

Pool #890329, 4.00%, 4/1/26	334	355

Pool #890796, 3.50%, 12/1/45	1,522	1,639

Pool #893363, 5.00%, 6/1/36	19	22

Pool #893366, 5.00%, 4/1/35	33	37

Pool #898417, 6.00%, 10/1/36	15	18

Pool #899079, 5.00%, 3/1/37	22	25

Pool #902414, 5.50%, 11/1/36	64	74

Pool #906090, 5.50%, 1/1/37	70	80

Pool #910147, 5.00%, 3/1/22(11)	—	—

Pool #918515, 5.00%, 6/1/37	43	48

Pool #923123, 5.00%, 4/1/36	9	10

Pool #923166, 7.50%, 1/1/37	5	6

Pool #928261, 4.50%, 3/1/36	46	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #928584, 6.50%, 8/1/37	$187	$222

Pool #928909, 6.00%, 12/1/37(12)	—	1

Pool #928915, 6.00%, 11/1/37	5	6

Pool #930606, 4.00%, 2/1/39	221	243

Pool #931195, 4.50%, 5/1/24	26	27

Pool #932023, 5.00%, 1/1/38	39	44

Pool #932741, 4.50%, 4/1/40	166	186

Pool #934466, 5.50%, 9/1/23	12	12

Pool #940623, 5.50%, 8/1/37	11	13

Pool #943388, 6.00%, 6/1/37	84	99

Pool #943617, 6.00%, 8/1/37	39	45

Pool #945876, 5.50%, 8/1/37	5	5

Pool #947216, 6.00%, 10/1/37	30	36

Pool #949391, 5.50%, 8/1/22(11)	—	—

Pool #953018, 6.50%, 10/1/37	40	46

Pool #953910, 6.00%, 11/1/37	22	27

Pool #955771, 6.50%, 10/1/37	17	19

Pool #959604, 6.50%, 11/1/37	7	8

Pool #959880, 5.50%, 11/1/37	14	16

Pool #962687, 5.00%, 4/1/38	54	61

Pool #963735, 4.50%, 6/1/23	12	12

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    81    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #965389,

6.00%, 10/1/23	$10	$10

Pool #968037,

6.00%, 1/1/38	25	28

Pool #969632,

6.50%, 1/1/38	17	19

Pool #970013,

4.50%, 6/1/38	72	78

Pool #972452,

5.50%, 3/1/38	70	82

Pool #975365,

5.00%, 6/1/23	5	5

Pool #976963,

5.50%, 2/1/38	591	682

Pool #981704,

5.00%, 6/1/23	15	16

Pool #981854,

5.50%, 7/1/38	30	35

Pool #984075,

4.50%, 6/1/23	4	4

Pool #986760,

5.50%, 7/1/38	169	198

Pool #992472,

6.00%, 10/1/38	9	10

Pool #992491,

4.50%, 10/1/23	7	7

Pool #995018,

5.50%, 6/1/38	33	38

Pool #995203,

5.00%, 7/1/35	229	261

Pool #995266,

5.00%, 12/1/23	31	32

Pool #995879,

6.00%, 4/1/39	44	52

Pool #AA0649,

5.00%, 12/1/38	151	173

Pool #AA2939,

4.50%, 4/1/39	291	328

Pool #AA4482,

4.00%, 4/1/39	200	221

Pool #AA4562,

4.50%, 9/1/39	276	311

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AA8978,

4.50%, 7/1/39	$51	$56

Pool #AA9357,

4.50%, 8/1/39	178	199

Pool #AB1048,

4.50%, 5/1/40	236	263

Pool #AB2067,

3.50%, 1/1/41	414	452

Pool #AB2092,

4.00%, 1/1/41	244	270

Pool #AB2272,

4.50%, 2/1/41	311	349

Pool #AB2693,

4.50%, 4/1/41	208	233

Pool #AB2768,

4.50%, 4/1/41	234	262

Pool #AB3035,

5.00%, 5/1/41	391	447

Pool #AB3246,

5.00%, 7/1/41	69	79

Pool #AB4057,

4.00%, 12/1/41	784	867

Pool #AB4293,

3.50%, 1/1/42	430	467

Pool #AB5049,

4.00%, 4/1/42	603	662

Pool #AB6016,

3.50%, 8/1/42	281	304

Pool #AB6293,

3.50%, 9/1/27	506	543

Pool #AB6472,

2.00%, 10/1/27	226	234

Pool #AB7076,

3.00%, 11/1/42	1,332	1,422

Pool #AB7503,

3.00%, 1/1/43	489	519

Pool #AB7733,

3.00%, 1/1/43	1,016	1,084

Pool #AB8787,

2.00%, 3/1/28	493	509

Pool #AB9019,

3.00%, 4/1/43	521	558

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    82    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AB9136,

2.50%, 4/1/43	$58	$61

Pool #AB9363,

3.50%, 5/1/43	1,317	1,434

Pool #AB9990,

3.00%, 7/1/33	123	131

Pool #AC2947,

5.50%, 9/1/39	331	373

Pool #AC2969,

5.00%, 9/1/39	955	1,092

Pool #AC3263,

4.50%, 9/1/29	75	83

Pool #AC3312,

4.50%, 10/1/39	396	439

Pool #AC4861,

4.50%, 11/1/24	53	55

Pool #AC5040,

4.00%, 10/1/24	34	36

Pool #AC6118,

4.50%, 11/1/39	106	118

Pool #AC6742,

4.50%, 1/1/40	478	536

Pool #AC8518,

5.00%, 12/1/39	160	182

Pool #AC9581,

5.50%, 1/1/40	438	507

Pool #AD0119,

6.00%, 7/1/38	128	152

Pool #AD0585,

4.50%, 12/1/39	269	305

Pool #AD0639,

6.00%, 12/1/38	50	59

Pool #AD0969,

5.50%, 8/1/37	168	195

Pool #AD5241,

4.50%, 7/1/40	126	141

Pool #AD5525,

5.00%, 6/1/40	176	201

Pool #AD5556,

4.00%, 6/1/25	36	38

Pool #AD7859,

5.00%, 6/1/40	94	107

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AE0949,

4.00%, 2/1/41	$421	$464

Pool #AE0971,

4.00%, 5/1/25	21	23

Pool #AE0981,

3.50%, 3/1/41	313	338

Pool #AE1807,

4.00%, 10/1/40	484	534

Pool #AE3873,

4.50%, 10/1/40	105	118

Pool #AE5436,

4.50%, 10/1/40	123	138

Pool #AE7758,

3.50%, 11/1/25	56	59

Pool #AH0525,

4.00%, 12/1/40	424	467

Pool #AH1295,

3.50%, 1/1/26	111	119

Pool #AH3226,

5.00%, 2/1/41	47	53

Pool #AH4158,

4.00%, 1/1/41	83	92

Pool #AH4450,

3.00%, 1/1/26	56	58

Pool #AH5573,

4.00%, 2/1/41	454	502

Pool #AH5614,

3.50%, 2/1/26	115	123

Pool #AH8854,

4.50%, 4/1/41	138	153

Pool #AI1247,

4.00%, 4/1/26	52	56

Pool #AI3470,

4.50%, 6/1/41	153	169

Pool #AI4361,

(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 8.15% Cap), 2.18%, 9/1/41(2)	5	5

Pool #AI4380,

(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 7.93% Cap), 2.18%, 11/1/41(2)	6	6

Pool #AI5603,

4.50%, 7/1/41	109	122

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    83    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AI7743,

4.00%, 8/1/41	$64	$70

Pool #AI9137,

2.50%, 11/1/27	688	721

Pool #AI9555,

4.00%, 9/1/41	229	253

Pool #AI9828,

(Floating, ICE LIBOR USD 1Y + 1.82%, 1.82% Floor, 7.91% Cap), 2.25%, 11/1/41(2)	4	4

Pool #AJ4093,

3.50%, 10/1/26	29	31

Pool #AJ4408,

4.50%, 10/1/41	92	103

Pool #AJ6086,

3.00%, 12/1/26	91	96

Pool #AJ9152,

3.50%, 12/1/26	388	415

Pool #AJ9218,

4.00%, 2/1/42	391	432

Pool #AJ9326,

3.50%, 1/1/42	752	826

Pool #AJ9355,

3.00%, 1/1/27	211	222

Pool #AK4813,

3.50%, 3/1/42	241	261

Pool #AK4945,

3.50%, 2/1/42	211	229

Pool #AK7766,

2.50%, 3/1/27	254	266

Pool #AK9444,

4.00%, 3/1/42	48	53

Pool #AL0442,

5.50%, 6/1/40	52	60

Pool #AL0766,

4.00%, 9/1/41	641	711

Pool #AL1449,

4.00%, 1/1/42	667	735

Pool #AL1849,

6.00%, 2/1/39	211	249

Pool #AL1939,

3.50%, 6/1/42	679	741

Pool #AL2243,

4.00%, 3/1/42	529	582

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AL2303,

4.50%, 6/1/26	$41	$43

Pool #AL2326,

4.50%, 4/1/42	1,221	1,370

Pool #AL2397,

(Floating, ICE LIBOR USD 1Y + 1.75%, 1.75% Floor, 7.71% Cap), 2.01%, 8/1/42(2)	18	19

Pool #AL2438,

3.00%, 9/1/27	573	608

Pool #AL2893,

3.50%, 12/1/42	1,918	2,108

Pool #AL3396,

2.50%, 3/1/28	257	270

Pool #AL3803,

3.00%, 6/1/28	431	455

Pool #AL4408,

4.50%, 11/1/43	740	831

Pool #AL4462,

2.50%, 6/1/28	446	467

Pool #AL4908,

4.00%, 2/1/44	566	627

Pool #AL5167,

3.50%, 1/1/34	143	155

Pool #AL5254,

3.00%, 11/1/27	305	321

Pool #AL5377,

4.00%, 6/1/44	1,606	1,787

Pool #AL5734,

3.50%, 9/1/29	427	459

Pool #AL5785,

4.00%, 9/1/44	929	1,037

Pool #AL6488,

3.50%, 8/1/43	361	394

Pool #AL7807,

3.00%, 11/1/30	1,388	1,475

Pool #AL8469,

3.50%, 4/1/31	242	262

Pool #AL8908,

3.00%, 8/1/46	509	547

Pool #AL8951,

3.00%, 8/1/46	432	463

Pool #AL9582,

3.00%, 12/1/31	627	665

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    84    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AO0752,

3.00%, 4/1/42	$292	$312

Pool #AO0800,

3.00%, 4/1/27	206	217

Pool #AO2973,

3.50%, 5/1/42	941	1,042

Pool #AO4136,

3.50%, 6/1/42	399	432

Pool #AO7970,

2.50%, 6/1/27	144	151

Pool #AO8031,

3.50%, 7/1/42	1,234	1,344

Pool #AO8629,

3.50%, 7/1/42	172	187

Pool #AP6273,

3.00%, 10/1/42	360	384

Pool #AQ6784,

3.50%, 12/1/42	435	473

Pool #AQ8185,

2.50%, 1/1/28	93	97

Pool #AQ8647,

3.50%, 12/1/42	588	637

Pool #AR1706,

2.50%, 1/1/28	1,520	1,591

Pool #AR3054,

3.00%, 1/1/28	351	373

Pool #AR3792,

3.00%, 2/1/43	312	333

Pool #AR8151,

3.00%, 3/1/43	653	697

Pool #AR9188,

2.50%, 3/1/43	91	95

Pool #AR9582,

3.00%, 3/1/43	258	279

Pool #AS0018,

3.00%, 7/1/43	1,244	1,328

Pool #AS0275,

3.00%, 8/1/33	165	176

Pool #AS3294,

4.00%, 9/1/44	644	706

Pool #AS3600,

3.00%, 10/1/29	815	865

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AS3657,

4.50%, 10/1/44	$394	$432

Pool #AS4085,

4.00%, 12/1/44	282	312

Pool #AS4306,

3.00%, 1/1/45	368	388

Pool #AS4458,

3.50%, 2/1/45	1,657	1,785

Pool #AS4715,

3.00%, 4/1/45	511	545

Pool #AS5090,

2.50%, 6/1/30	201	211

Pool #AS5324,

2.50%, 7/1/30	374	391

Pool #AS5500,

3.00%, 7/1/35	173	184

Pool #AS5666,

4.00%, 8/1/45	433	473

Pool #AS5892,

3.50%, 10/1/45	471	506

Pool #AS6192,

3.50%, 11/1/45	1,291	1,388

Pool #AS6262,

3.50%, 11/1/45	590	634

Pool #AS6332,

3.50%, 12/1/45	686	738

Pool #AS6398,

3.50%, 12/1/45	477	513

Pool #AS6730,

3.50%, 2/1/46	738	792

Pool #AS6887,

2.50%, 3/1/31	405	426

Pool #AS7149,

3.00%, 5/1/46	837	903

Pool #AS7157,

3.00%, 5/1/46	308	326

Pool #AS7247,

4.00%, 5/1/46	180	195

Pool #AS7343,

3.00%, 6/1/46	311	329

Pool #AS7480,

2.00%, 7/1/31	105	108

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    85    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AS7580,

3.00%, 7/1/46	$374	$395

Pool #AS8067,

3.00%, 10/1/46	811	869

Pool #AS8074,

3.00%, 10/1/46	289	305

Pool #AS8178,

3.00%, 10/1/36	105	111

Pool #AS8194,

2.50%, 10/1/31	1,424	1,498

Pool #AS8424,

3.00%, 12/1/36	169	179

Pool #AS8483,

3.00%, 12/1/46	524	556

Pool #AS8591,

2.00%, 1/1/32	224	232

Pool #AS8614,

3.50%, 1/1/32	163	176

Pool #AS8699,

4.00%, 1/1/47	1,089	1,176

Pool #AS8787,

2.00%, 2/1/32	126	130

Pool #AS8960,

4.00%, 3/1/47	334	365

Pool #AS9505,

3.00%, 4/1/32	386	408

Pool #AS9615,

4.50%, 5/1/47	314	342

Pool #AT0666,

3.50%, 4/1/43	336	367

Pool #AT2720,

3.00%, 5/1/43	695	747

Pool #AT3164,

3.00%, 4/1/43	1,077	1,150

Pool #AT3180,

3.00%, 5/1/43	1,337	1,428

Pool #AT5026,

3.00%, 5/1/43	1,174	1,254

Pool #AU1657,

2.50%, 7/1/28	240	252

Pool #AU1689,

3.50%, 8/1/43	1,551	1,695

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #AU1808,

3.00%, 8/1/43	$1,041	$1,111

Pool #AU3164,

3.00%, 8/1/33	160	171

Pool #AU5918,

3.00%, 9/1/43	840	895

Pool #AU5919,

3.50%, 9/1/43	551	600

Pool #AV0691,

4.00%, 12/1/43	1,186	1,313

Pool #AV2339,

4.00%, 12/1/43	262	290

Pool #AW8167,

3.50%, 2/1/42	251	271

Pool #AW8595,

3.00%, 8/1/29	194	206

Pool #AX2163,

3.50%, 11/1/44	311	336

Pool #AX4413,

4.00%, 11/1/44	482	531

Pool #AX4839,

3.50%, 11/1/44	487	525

Pool #AX6139,

4.00%, 11/1/44	834	920

Pool #AY0544,

2.50%, 8/1/27	550	575

Pool #AY3062,

3.00%, 11/1/26	197	208

Pool #AY9555,

3.00%, 5/1/45	479	504

Pool #AZ1449,

3.00%, 7/1/45	314	330

Pool #AZ2936,

3.00%, 9/1/45	227	239

Pool #AZ2947,

4.00%, 9/1/45	502	552

Pool #AZ4775,

3.50%, 10/1/45	316	340

Pool #AZ6684,

3.00%, 2/1/31	493	523

Pool #BA2911,

3.00%, 11/1/30	185	195

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    86    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #BC0326,

3.50%, 12/1/45	$235	$253

Pool #BC0822,

3.50%, 4/1/46	1,982	2,129

Pool #BC1105,

3.50%, 2/1/46	868	933

Pool #BC1510,

3.00%, 8/1/46	306	323

Pool #BC9096,

3.50%, 12/1/46	402	430

Pool #BE3171,

2.50%, 2/1/32	427	448

Pool #BH1130,

3.50%, 4/1/32	311	333

Pool #BH5784,

3.00%, 11/1/32	1,577	1,682

Pool #BH7032,

3.50%, 12/1/47	204	217

Pool #BH7106,

3.50%, 1/1/48	412	436

Pool #BH9215,

3.50%, 1/1/48	781	829

Pool #BJ0648,

3.50%, 3/1/48	452	480

Pool #BJ9181,

5.00%, 5/1/48	437	483

Pool #BJ9260,

4.00%, 4/1/48	360	387

Pool #BJ9977,

4.00%, 5/1/48	262	285

Pool #BK0276,

4.00%, 9/1/48	130	140

Pool #BK0920,

4.00%, 7/1/48	659	706

Pool #BK0922,

4.50%, 7/1/48	126	137

Pool #BK3044,

2.50%, 9/1/50	608	628

Pool #BK4740,

4.00%, 8/1/48	207	222

Pool #BK4764,

4.00%, 8/1/48	192	206

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #BK4816,

4.00%, 9/1/48	$324	$347

Pool #BM1687,

4.00%, 1/1/47	1,455	1,584

Pool #BM1787,

4.00%, 9/1/47	952	1,047

Pool #BM2001,

3.50%, 12/1/46	123	132

Pool #BM3286,

4.50%, 11/1/47	84	93

Pool #BM4151,

2.50%, 6/1/32	1,354	1,416

Pool #BM5288,

3.50%, 1/1/34	242	258

Pool #BM5466,

2.50%, 10/1/43	486	506

Pool #BM5804,

5.00%, 1/1/49	534	586

Pool #BN1176,

4.50%, 11/1/48	201	218

Pool #BN1628,

4.50%, 11/1/48	144	156

Pool #BN5947,

3.50%, 6/1/49	250	267

Pool #BN6097,

4.00%, 6/1/49	1,242	1,330

Pool #BN6683,

3.50%, 6/1/49	420	444

Pool #BN8985,

2.00%, 3/1/51	393	396

Pool #BN9007,

2.00%, 3/1/51	2,590	2,607

Pool #BO1012,

3.50%, 8/1/49	204	216

Pool #BO1021,

3.50%, 8/1/49	206	218

Pool #BO1169,

3.50%, 7/1/49	119	126

Pool #BO1444,

3.00%, 10/1/49	295	311

Pool #BO1461,

3.00%, 10/1/49	174	184

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    87    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #BO3181,

2.50%, 10/1/49	$619	$639

Pool #BO4708,

3.00%, 11/1/49	567	594

Pool #BO8620,

3.00%, 12/1/49	609	640

Pool #BP4660,

2.50%, 5/1/50	199	205

Pool #BP6496,

2.00%, 7/1/35	996	1,026

Pool #BP6626,

2.00%, 8/1/50	1,027	1,031

Pool #BP6683,

2.50%, 9/1/50	764	788

Pool #BP7273,

2.50%, 8/1/50	437	451

Pool #BP7585,

2.00%, 9/1/50	3,446	3,458

Pool #BQ0202,

2.50%, 8/1/50	643	667

Pool #BQ1147,

2.50%, 10/1/50	854	886

Pool #BQ1351,

2.50%, 8/1/50	727	753

Pool #BQ4077,

2.00%, 12/1/50	984	994

Pool #BQ4966,

2.00%, 10/1/35	1,326	1,367

Pool #BQ5056,

2.00%, 10/1/50	380	383

Pool #BQ5979,

2.00%, 11/1/50	1,779	1,788

Pool #BR4450,

1.50%, 2/1/36	937	949

Pool #BR6042,

2.00%, 2/1/51	2,206	2,214

Pool #BR9755,

2.00%, 4/1/51	1,678	1,700

Pool #BR9761,

2.00%, 4/1/51	1,268	1,272

Pool #BT1034,

2.00%, 7/1/51	2,167	2,174

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #BT4528,

9/1/51(13)	$11,320	$11,916

Pool #BT9031,

2.00%, 8/1/41	997	1,014

Pool #CA0110,

3.50%, 8/1/47	396	419

Pool #CA0619,

4.00%, 10/1/47	117	126

Pool #CA0620,

4.00%, 10/1/47	1,463	1,573

Pool #CA0656,

3.50%, 11/1/47	1,015	1,095

Pool #CA0859,

3.50%, 12/1/47	802	852

Pool #CA0917,

3.50%, 12/1/47	603	651

Pool #CA1370,

4.00%, 3/1/48	365	397

Pool #CA1378,

4.00%, 3/1/48	306	329

Pool #CA1564,

4.50%, 4/1/48	145	157

Pool #CA1711,

4.50%, 5/1/48	415	450

Pool #CA1902,

4.50%, 6/1/48	479	524

Pool #CA1909,

4.50%, 6/1/48	208	225

Pool #CA1951,

4.00%, 7/1/48	221	237

Pool #CA1952,

4.50%, 6/1/48	116	126

Pool #CA2056,

4.50%, 7/1/48	136	147

Pool #CA2200,

4.50%, 8/1/48	1,309	1,445

Pool #CA2208,

4.50%, 8/1/48	142	154

Pool #CA2256,

3.50%, 8/1/33	232	249

Pool #CA2366,

3.50%, 9/1/48	145	154

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    88    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #CA2375,

4.00%, 9/1/48	$602	$644

Pool #CA2559,

4.00%, 11/1/33	289	308

Pool #CA2616,

3.50%, 11/1/48	980	1,065

Pool #CA2729,

4.50%, 11/1/48	662	714

Pool #CA3640,

4.00%, 6/1/49	547	591

Pool #CA4029,

4.00%, 8/1/49	1,476	1,582

Pool #CA4143,

3.00%, 9/1/49	5,301	5,592

Pool #CA4420,

3.00%, 10/1/49	539	573

Pool #CA4792,

3.00%, 12/1/49	342	359

Pool #CA5020,

3.50%, 1/1/50	820	868

Pool #CA5452,

3.00%, 3/1/50	1,095	1,149

Pool #CA5508,

3.00%, 4/1/50	1,353	1,416

Pool #CA6072,

2.50%, 6/1/50	538	555

Pool #CA6074,

2.50%, 6/1/50	768	792

Pool #CA6144,

2.50%, 6/1/50	833	860

Pool #CA6290,

3.00%, 7/1/50	665	703

Pool #CA6305,

2.50%, 7/1/50	1,466	1,513

Pool #CA6339,

2.50%, 7/1/50	1,450	1,496

Pool #CA6346,

2.50%, 7/1/50	767	793

Pool #CA6563,

2.50%, 8/1/35	716	747

Pool #CA6601,

2.50%, 8/1/50	612	631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #CA6951,

2.50%, 9/1/50	$518	$536

Pool #CA6962,

2.50%, 9/1/50	768	794

Pool #CA6986,

2.00%, 9/1/50	2,602	2,621

Pool #CA7019,

2.00%, 9/1/50	1,503	1,508

Pool #CA7216,

2.00%, 10/1/50	3,051	3,072

Pool #CA7232,

2.50%, 10/1/50	1,621	1,673

Pool #CA7600,

2.50%, 11/1/50	1,619	1,671

Pool #CA7697,

1.50%, 11/1/50	3,898	3,790

Pool #CA7736,

2.50%, 11/1/50	1,674	1,727

Pool #CA8043,

2.50%, 12/1/50	929	962

Pool #CA9143,

2.00%, 2/1/36	1,133	1,174

Pool #CA9355,

2.00%, 3/1/41	576	584

Pool #CA9418,

1.50%, 3/1/36	663	672

Pool #CB0325,

2.00%, 4/1/51	1,861	1,867

Pool #FM1496,

3.50%, 9/1/49	3,340	3,533

Pool #FM1708,

3.00%, 12/1/45	333	357

Pool #FM1742,

3.00%, 10/1/49	340	361

Pool #FM1938,

4.50%, 9/1/49	730	790

Pool #FM2305,

3.50%, 2/1/50	945	1,014

Pool #FM2715,

3.00%, 3/1/50	225	238

Pool #FM2778,

3.00%, 3/1/50	1,443	1,532

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    89    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #FM2963,

3.00%, 2/1/50	$6,220	$6,612

Pool #FM3125,

3.50%, 3/1/50	1,490	1,585

Pool #FM3225,

3.00%, 5/1/50	822	878

Pool #FM3610,

4.00%, 6/1/50	610	654

Pool #FM3747,

2.50%, 8/1/50	1,265	1,310

Pool #FM3969,

2.50%, 8/1/43	482	502

Pool #FM4055,

2.50%, 8/1/50	8,455	8,755

Pool #FM4149,

3.00%, 9/1/50	4,440	4,721

Pool #FM4193,

2.50%, 9/1/50	869	901

Pool #FM4476,

2.00%, 10/1/50	2,031	2,045

Pool #FM4544,

2.00%, 10/1/50	1,121	1,125

Pool #FM4598,

2.00%, 11/1/40	265	268

Pool #FM4633,

2.00%, 10/1/50	1,107	1,119

Pool #FM4734,

2.00%, 11/1/35	1,354	1,400

Pool #FM4762,

2.00%, 11/1/50	1,663	1,688

Pool #FM4799,

2.00%, 11/1/50	893	900

Pool #FM4868,

2.00%, 11/1/50	1,571	1,587

Pool #FM4934,

2.00%, 11/1/35	891	924

Pool #FM4951,

1.50%, 11/1/35	728	738

Pool #FM5026,

2.00%, 12/1/50	1,504	1,517

Pool #FM5087,

2.00%, 12/1/50	695	698

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #FM5210,

2.00%, 12/1/50	$2,774	$2,821

Pool #FM5534,

2.00%, 1/1/41	375	380

Pool #FM5570,

2.00%, 1/1/36	2,191	2,275

Pool #FM5580,

1.50%, 1/1/36	909	921

Pool #FM5849,

2.00%, 12/1/50	1,065	1,074

Pool #FM6055,

2.00%, 2/1/51	2,343	2,352

Pool #FM6099,

2.00%, 2/1/51	2,325	2,333

Pool #FM6338,

2.00%, 2/1/51	1,514	1,520

Pool #FM6496,

2.00%, 2/1/51	668	676

Pool #FM6511,

2.00%, 3/1/36	2,556	2,651

Pool #FM6550,

2.00%, 3/1/51	463	468

Pool #FM6943,

2.00%, 4/1/51	1,550	1,569

Pool #FM6964,

2.00%, 5/1/51	1,260	1,275

Pool #FM6991,

2.00%, 4/1/51	1,841	1,854

Pool #FM7078,

2.00%, 4/1/51	1,473	1,495

Pool #FM7080,

2.00%, 4/1/51	783	792

Pool #FM7360,

2.00%, 5/1/41	487	497

Pool #FM7411,

2.00%, 5/1/51	3,543	3,573

Pool #FM7429,

1.50%, 5/1/36	2,038	2,066

Pool #FM7622,

2.00%, 5/1/51	982	995

Pool #FM8146,

2.00%, 7/1/36	1,969	2,040

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    90    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #FM8848,

9/1/41(13)	$996	$1,047

Pool #MA0361,

4.00%, 3/1/30	68	73

Pool #MA0667,

4.00%, 3/1/31	189	205

Pool #MA0706,

4.50%, 4/1/31	224	245

Pool #MA0711,

3.50%, 4/1/31	119	126

Pool #MA0804,

4.00%, 7/1/31	130	142

Pool #MA0976,

3.50%, 2/1/32	262	278

Pool #MA1107,

3.50%, 7/1/32	346	370

Pool #MA1138,

3.50%, 8/1/32	192	206

Pool #MA1141,

3.00%, 8/1/32	92	98

Pool #MA1200,

3.00%, 10/1/32	524	554

Pool #MA1239,

3.50%, 11/1/32	268	287

Pool #MA1432,

3.00%, 5/1/33	558	594

Pool #MA1511,

2.50%, 7/1/33	168	174

Pool #MA1764,

4.00%, 1/1/34	234	257

Pool #MA2320,

3.00%, 7/1/35	404	430

Pool #MA2473,

3.50%, 12/1/35	165	178

Pool #MA2489,

2.50%, 12/1/30	630	659

Pool #MA2512,

4.00%, 1/1/46	228	250

Pool #MA2670,

3.00%, 7/1/46	882	930

Pool #MA2672,

3.00%, 7/1/36	204	216

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #MA2705,

3.00%, 8/1/46	$638	$673

Pool #MA2737,

3.00%, 9/1/46	289	306

Pool #MA2738,

3.00%, 9/1/36	297	314

Pool #MA2771,

3.00%, 10/1/46	317	336

Pool #MA2775,

2.50%, 10/1/31	211	220

Pool #MA2781,

2.50%, 10/1/46	221	230

Pool #MA2804,

3.00%, 11/1/36	392	415

Pool #MA2817,

2.50%, 11/1/36	153	158

Pool #MA2841,

2.50%, 12/1/36	65	67

Pool #MA2863,

3.00%, 1/1/47	5,095	5,385

Pool #MA2895,

3.00%, 2/1/47	307	325

Pool #MA2929,

3.50%, 3/1/47	1,333	1,422

Pool #MA3028,

3.50%, 6/1/37	302	323

Pool #MA3057,

3.50%, 7/1/47	534	569

Pool #MA3058,

4.00%, 7/1/47	207	224

Pool #MA3059,

3.50%, 7/1/37	52	56

Pool #MA3073,

4.50%, 7/1/47	459	500

Pool #MA3127,

3.00%, 9/1/37	121	128

Pool #MA3150,

4.50%, 10/1/47	263	287

Pool #MA3181,

3.50%, 11/1/37	86	91

Pool #MA3182,

3.50%, 11/1/47	646	688

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    91    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #MA3184,

4.50%, 11/1/47	$81	$88

Pool #MA3185,

3.00%, 11/1/37	138	146

Pool #MA3188,

3.00%, 11/1/32	473	500

Pool #MA3211,

4.00%, 12/1/47	134	145

Pool #MA3239,

4.00%, 1/1/48	577	624

Pool #MA3276,

3.50%, 2/1/48	536	571

Pool #MA3281,

4.00%, 2/1/38	327	352

Pool #MA3334,

4.50%, 4/1/48	444	480

Pool #MA3385,

4.50%, 6/1/48	165	179

Pool #MA3412,

3.50%, 7/1/38	149	158

Pool #MA3413,

4.00%, 7/1/38	56	60

Pool #MA3443,

4.00%, 8/1/48	142	152

Pool #MA3444,

4.50%, 8/1/48	151	163

Pool #MA3467,

4.00%, 9/1/48	135	145

Pool #MA3492,

4.00%, 10/1/38	46	49

Pool #MA3547,

3.00%, 12/1/33	280	295

Pool #MA3590,

4.00%, 2/1/39	48	52

Pool #MA3685,

3.00%, 6/1/49	217	228

Pool #MA3692,

3.50%, 7/1/49	176	186

Pool #MA3695,

3.00%, 7/1/34	103	108

Pool #MA3744,

3.00%, 8/1/49	241	252

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #MA3765,

2.50%, 9/1/49	$462	$477

Pool #MA3870,

2.50%, 12/1/49	225	232

Pool #MA3871,

3.00%, 12/1/49	237	248

Pool #MA3896,

2.50%, 1/1/35	1,497	1,562

Pool #MA3898,

3.50%, 1/1/35	575	613

Pool #MA3902,

2.50%, 1/1/50	221	229

Pool #MA3934,

3.00%, 2/1/40	165	173

Pool #MA3958,

3.00%, 3/1/40	173	181

Pool #MA4013,

2.50%, 5/1/35	322	336

Pool #MA4014,

3.00%, 5/1/35	536	566

Pool #MA4016,

2.50%, 5/1/40	555	572

Pool #MA4042,

2.00%, 6/1/35	679	700

Pool #MA4053,

2.50%, 6/1/35	1,254	1,306

Pool #MA4071,

2.00%, 7/1/40	365	368

Pool #MA4072,

2.50%, 7/1/40	334	345

Pool #MA4074,

2.00%, 7/1/35	1,034	1,066

Pool #MA4076,

3.00%, 7/1/35	1,172	1,236

Pool #MA4078,

2.50%, 7/1/50	1,813	1,871

Pool #MA4093,

2.00%, 8/1/40	196	198

Pool #MA4094,

2.50%, 8/1/40	357	369

Pool #MA4096,

2.50%, 8/1/50	1,126	1,162

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    92    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Fannie Mae – 13.6% continued

Pool #MA4099,

2.50%, 8/1/35	$1,234	$1,286

Pool #MA4100,

2.00%, 8/1/50	2,025	2,032

Pool #MA4119,

2.00%, 9/1/50	2,363	2,371

Pool #MA4122,

1.50%, 9/1/35	392	396

Pool #MA4123,

2.00%, 9/1/35	1,461	1,506

Pool #MA4128,

2.00%, 9/1/40	565	570

Pool #MA4129,

2.50%, 9/1/40	376	389

Pool #MA4153,

2.50%, 10/1/40	164	169

Pool #MA4154,

1.50%, 10/1/35	588	595

Pool #MA4155,

2.00%, 10/1/35	1,564	1,612

Pool #MA4176,

2.00%, 11/1/40	966	976

Pool #MA4228,

1.50%, 1/1/36	890	900

Pool #MA4232,

2.00%, 1/1/41	461	467

Pool #MA4254,

1.50%, 2/1/51	614	597

Pool #MA4266,

1.50%, 2/1/41	1,225	1,210

Pool #MA4278,

1.50%, 3/1/36	276	279

Pool #MA4310,

1.50%, 4/1/41	386	380

Pool #MA4333,

2.00%, 5/1/41	682	692

Pool #MA4342,

1.50%, 5/1/41	195	192

Pool TBA,

10/1/51(13)	42,000	42,084

		423,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Federal Farm Credit Bank – 0.1%

1.38%, 10/11/22	$1,000	$1,013

0.73%, 5/27/25	2,000	1,997

		3,010

Federal Home Loan Bank – 0.2%

1.88%, 12/9/22	3,000	3,062

1.38%, 2/17/23	3,500	3,559

5.50%, 7/15/36	500	729

		7,350

Freddie Mac – 8.8%

Federal Home Loan Mortgage Corp.,

0.38%, 5/5/23	2,000	2,004

2.75%, 6/19/23	1,000	1,043

0.25%, 6/26/23	1,000	1,000

0.25%, 8/24/23	2,500	2,499

0.25%, 12/4/23	3,000	2,994

0.38%, 9/23/25	2,500	2,459

6.75%, 3/15/31	1,200	1,742

Freddie Mac Multifamily Structured Pass Through Certificates, Series K029, Class A2,

3.32%, 2/25/23(1) (2)	250	259

Freddie Mac Multifamily Structured Pass Through Certificates, Series K030, Class A2,

3.25%, 4/25/23	300	311

Freddie Mac Multifamily Structured Pass Through Certificates, Series K031, Class A2,

3.30%, 4/25/23	227	236

Freddie Mac Multifamily Structured Pass Through Certificates, Series K032, Class A2,

3.31%, 5/25/23	365	381

Freddie Mac Multifamily Structured Pass Through Certificates, Series K033, Class A2,

3.06%, 7/25/23	350	365

Freddie Mac Multifamily Structured Pass Through Certificates, Series K036, Class A2,

3.53%, 10/25/23	1,000	1,056

Freddie Mac Multifamily Structured Pass Through Certificates, Series K038, Class A2,

3.39%, 3/25/24	295	314

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    93    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K040, Class A2,

3.24%, 9/25/24	$300	$321

Freddie Mac Multifamily Structured Pass Through Certificates, Series K041, Class A2,

3.17%, 10/25/24	300	321

Freddie Mac Multifamily Structured Pass Through Certificates, Series K042, Class A2,

2.67%, 12/25/24	200	211

Freddie Mac Multifamily Structured Pass Through Certificates, Series K043, Class A2,

3.06%, 12/25/24	200	214

Freddie Mac Multifamily Structured Pass Through Certificates, Series K046, Class A2,

3.21%, 3/25/25	250	269

Freddie Mac Multifamily Structured Pass Through Certificates, Series K047, Class A2,

3.33%, 5/25/25	500	541

Freddie Mac Multifamily Structured Pass Through Certificates, Series K051, Class A2,

3.31%, 9/25/25	300	326

Freddie Mac Multifamily Structured Pass Through Certificates, Series K053, Class A2,

3.00%, 12/25/25	300	323

Freddie Mac Multifamily Structured Pass Through Certificates, Series K054, Class A2,

2.75%, 1/25/26	250	267

Freddie Mac Multifamily Structured Pass Through Certificates, Series K055, Class A2,

2.67%, 3/25/26	500	534

Freddie Mac Multifamily Structured Pass Through Certificates, Series K056, Class A2,

2.53%, 5/25/26	400	425

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K058, Class A2,

2.65%, 8/25/26	$250	$268

Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A2,

3.12%, 9/25/26	100	109

Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,

3.24%, 4/25/27	350	386

Freddie Mac Multifamily Structured Pass Through Certificates, Series K066, Class A2,

3.12%, 6/25/27	350	384

Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,

3.19%, 7/25/27	250	275

Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,

3.24%, 8/25/27	150	166

Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,

3.19%, 9/25/27	200	220

Freddie Mac Multifamily Structured Pass Through Certificates, Series K070, Class A2,

3.30%, 11/25/27	150	166

Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,

3.44%, 12/25/27	150	168

Freddie Mac Multifamily Structured Pass Through Certificates, Series K073, Class A2,

3.35%, 1/25/28	150	167

Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,

3.60%, 1/25/28	150	170

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    94    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,

3.65%, 2/25/28	$150	$170

Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,

3.90%, 4/25/28	200	230

Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,

3.85%, 5/25/28	200	229

Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,

3.85%, 6/25/28	150	172

Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,

3.93%, 6/25/28	200	231

Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,

3.93%, 7/25/28	200	231

Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,

3.90%, 8/25/28	200	231

Freddie Mac Multifamily Structured Pass Through Certificates, Series K082, Class A2,

3.92%, 9/25/28	350	405

Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,

4.05%, 9/25/28	200	233

Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,

3.86%, 11/25/28	200	231

Freddie Mac Multifamily Structured Pass Through Certificates, Series K088, Class A2,

3.69%, 1/25/29	100	115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K090, Class A2,

3.42%, 2/25/29	$500	$565

Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,

3.51%, 3/25/29	150	170

Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,

3.30%, 4/25/29	300	336

Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,

2.98%, 5/25/29	200	220

Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,

2.90%, 6/25/29	300	329

Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,

2.54%, 10/25/29	250	268

Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,

2.25%, 2/25/52	250	262

Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,

1.87%, 3/25/53	200	204

Freddie Mac Multifamily Structured Pass Through Certificates, Series K109, Class A2,

1.56%, 4/25/30	500	499

Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,

1.48%, 4/25/30	500	496

Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,

1.35%, 5/25/30	500	490

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    95    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,

1.31%, 5/25/30	$500	$489

Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,

1.34%, 6/25/30	500	490

Freddie Mac Multifamily Structured Pass Through Certificates, Series K116, Class A2,

1.38%, 7/25/30	150	147

Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,

1.41%, 8/25/30	100	98

Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,

1.57%, 9/25/30	250	249

Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,

1.52%, 11/25/30	200	198

Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,

1.91%, 5/25/31	300	307

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,

3.72%, 1/25/31	100	116

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,

3.79%, 1/25/34	100	118

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,

3.47%, 3/25/31	100	114

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,

3.54%, 3/25/34	100	115

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,

2.99%, 5/25/31	$100	$110

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,

3.06%, 4/25/34	100	110

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,

1.94%, 2/25/35	100	98

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,

1.72%, 7/25/35	200	191

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,

1.86%, 10/25/35	150	146

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,

2.01%, 12/25/35	150	148

Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,

2.44%, 2/25/36	150	155

Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,

3.42%, 4/25/32	100	113

Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,

3.75%, 4/25/33	100	117

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,

3.99%, 5/25/33	100	118

Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,

3.99%, 8/25/33	100	119

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    96    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Freddie Mac Multifamily Structured Pass Through Certificates, Series K719, Class A2,

2.73%, 6/25/22	$33	$34

Freddie Mac Multifamily Structured Pass Through Certificates, Series K722, Class A2,

2.41%, 3/25/23	250	256

Freddie Mac Multifamily Structured Pass Through Certificates, Series K723, Class A2,

2.45%, 8/25/23	244	252

Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2,

3.14%, 10/25/24	200	212

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,

3.59%, 1/25/25	200	215

Freddie Mac Multifamily Structured Pass Through Certificates, Series K731, Class A2,

3.60%, 2/25/25	150	161

Freddie Mac Multifamily Structured Pass Through Certificates, Series K732, Class A2,

3.70%, 5/25/25	400	434

Freddie Mac Multifamily Structured Pass Through Certificates, Series K733, Class A2,

3.75%, 8/25/25	500	545

Freddie Mac Multifamily Structured Pass Through Certificates, Series K734, Class A2,

3.21%, 2/25/26	200	216

Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2,

2.86%, 5/25/26	150	161

Freddie Mac Multifamily Structured Pass Through Certificates, Series K740, Class A2,

1.47%, 9/25/27	400	404

Pool #QA0127,

3.50%, 6/1/49	969	1,033

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #QA1132,

3.50%, 7/1/49	$366	$387

Pool #QA1263,

3.50%, 7/1/49	363	387

Pool #QA1752,

3.50%, 8/1/49	1,802	1,904

Pool #QA1883,

4.00%, 8/1/49	607	656

Pool #QA3149,

3.00%, 10/1/49	438	466

Pool #QA4699,

3.00%, 11/1/49	310	324

Pool #QA8043,

3.00%, 3/1/50	2,286	2,428

Pool #QB0211,

2.50%, 6/1/50	651	672

Pool #QB2516,

2.50%, 8/1/50	503	519

Pool #QB2682,

2.50%, 8/1/50	561	579

Pool #QB2966,

2.50%, 9/1/50	205	212

Pool #QB3199,

2.00%, 9/1/50	898	901

Pool #QB4467,

2.00%, 10/1/50	1,658	1,674

Pool #QB5079,

2.00%, 11/1/50	1,962	1,988

Pool #QB5128,

2.00%, 10/1/50	1,251	1,255

Pool #QB5507,

2.00%, 11/1/50	932	942

Pool #QB6246,

2.00%, 12/1/50	450	457

Pool #QB6448,

2.00%, 12/1/50	1,294	1,298

Pool #QB8132,

2.00%, 1/1/51	5,364	5,416

Pool #QB9266,

2.00%, 3/1/51	587	592

Pool #QB9410,

2.00%, 1/1/51	1,748	1,754

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    97    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #QC1443,

2.00%, 5/1/51	$2,343	$2,372

Pool #QC1809,

2.00%, 5/1/51	579	581

Pool #QC2062,

2.00%, 5/1/51	891	900

Pool #QC3259,

2.00%, 6/1/51	3,375	3,425

Pool #QK0622,

1.50%, 2/1/41	663	655

Pool #QN0818,

2.50%, 10/1/34	400	417

Pool #QN4614,

1.50%, 12/1/35	300	304

Pool #QN5018,

2.00%, 1/1/36	1,657	1,720

Pool #QN5065,

1.50%, 1/1/36	923	935

Pool #QN5866,

2.00%, 4/1/36	1,066	1,108

Pool #QN6394,

1.50%, 5/1/36	2,122	2,148

Pool #RA1196,

4.00%, 8/1/49	1,561	1,670

Pool #RA1343,

3.00%, 9/1/49	3,329	3,517

Pool #RA1493,

3.00%, 10/1/49	6,075	6,457

Pool #RA1501,

3.00%, 10/1/49	220	231

Pool #RA2010,

3.50%, 1/1/50	421	445

Pool #RA2117,

3.00%, 2/1/50	448	477

Pool #RA2386,

3.00%, 4/1/50	1,155	1,226

Pool #RA2457,

3.00%, 4/1/50	721	766

Pool #RA2730,

2.50%, 6/1/50	386	401

Pool #RA2790,

2.50%, 6/1/50	638	658

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #RA2853,

2.50%, 6/1/50	$844	$871

Pool #RA2959,

2.50%, 7/1/50	826	852

Pool #RA3086,

2.50%, 7/1/50	635	655

Pool #RA3306,

2.50%, 8/1/50	500	517

Pool #RA3517,

2.00%, 9/1/50	1,210	1,216

Pool #RA3524,

2.00%, 9/1/50	2,500	2,523

Pool #RA3563,

2.00%, 9/1/50	1,251	1,257

Pool #RA3578,

2.00%, 9/1/50	1,653	1,658

Pool #RA3580,

2.00%, 9/1/50	1,556	1,570

Pool #RA3653,

1.50%, 10/1/50	751	734

Pool #RA3662,

2.50%, 10/1/50	903	932

Pool #RA3663,

2.50%, 10/1/50	850	882

Pool #RA3723,

2.00%, 10/1/50	1,615	1,620

Pool #RA3765,

2.50%, 10/1/50	865	893

Pool #RA3908,

1.50%, 11/1/50	685	666

Pool #RA4209,

1.50%, 12/1/50	2,162	2,102

Pool #RA4218,

2.50%, 12/1/50	10,240	10,618

Pool #RA5204,

2.00%, 5/1/51	1,776	1,794

Pool #RA5373,

2.00%, 6/1/51	889	897

Pool #RB0452,

2.00%, 2/1/41	972	986

Pool #RB5032,

2.50%, 2/1/40	109	112

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    98    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #RB5033,

3.00%, 2/1/40	$425	$445

Pool #RB5043,

2.50%, 4/1/40	200	207

Pool #RB5048,

2.50%, 5/1/40	107	111

Pool #RB5059,

2.50%, 7/1/40	135	140

Pool #RB5066,

2.50%, 8/1/40	360	372

Pool #RB5072,

2.50%, 9/1/40	375	387

Pool #RB5076,

2.00%, 8/1/40	710	716

Pool #RB5078,

2.50%, 10/1/40	242	250

Pool #RB5085,

2.00%, 11/1/40	620	628

Pool #RB5090,

2.00%, 12/1/40	726	736

Pool #RB5095,

2.00%, 1/1/41	460	465

Pool #RB5100,

2.00%, 2/1/41	373	377

Pool #RB5110,

1.50%, 5/1/41	1,364	1,347

Pool #RB5111,

2.00%, 5/1/41	584	593

Pool #RB5131,

10/1/41(13)	996	1,013

Pool #RC1857,

1.50%, 2/1/36	1,641	1,661

Pool #RC1926,

1.50%, 4/1/36	770	780

Pool #RC2045,

2.00%, 6/1/36	386	398

Pool #SB0048,

3.00%, 8/1/34	812	864

Pool #SB0330,

2.00%, 5/1/35	537	553

Pool #SB0434,

2.00%, 10/1/35	912	940

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #SB0507,

2.00%, 3/1/36	$1,626	$1,686

Pool #SB8045,

2.50%, 5/1/35	269	281

Pool #SB8046,

3.00%, 5/1/35	517	546

Pool #SB8049,

2.50%, 6/1/35	885	925

Pool #SB8052,

2.00%, 7/1/35	694	717

Pool #SB8057,

2.00%, 8/1/35	844	870

Pool #SB8058,

2.50%, 8/1/35	1,021	1,064

Pool #SB8061,

2.00%, 9/1/35	1,485	1,531

Pool #SB8062,

2.50%, 9/1/35	695	726

Pool #SB8067,

1.50%, 9/1/35	369	373

Pool #SB8068,

1.50%, 10/1/35	398	402

Pool #SB8069,

2.00%, 10/1/35	1,173	1,209

Pool #SB8073,

1.50%, 11/1/35	509	515

Pool #SB8078,

1.50%, 12/1/35	1,048	1,059

Pool #SB8083,

1.50%, 1/1/36	606	612

Pool #SB8501,

2.00%, 8/1/35	928	963

Pool #SD0163,

3.00%, 12/1/49	891	944

Pool #SD0261,

3.00%, 2/1/50	363	383

Pool #SD0262,

3.50%, 2/1/50	588	635

Pool #SD0410,

2.50%, 8/1/50	1,663	1,720

Pool #SD0414,

2.50%, 8/1/50	326	338

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    99    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #SD0467,

2.00%, 12/1/50	$671	$678

Pool #SD0537,

2.00%, 3/1/51	3,597	3,632

Pool #SD0608,

2.50%, 5/1/51	3,903	4,097

Pool #SD7512,

3.00%, 2/1/50	717	763

Pool #SD7536,

2.50%, 2/1/51	7,495	7,814

Pool #SD7537,

2.00%, 3/1/51	3,765	3,789

Pool #SD7539,

2.00%, 4/1/51	3,766	3,814

Pool #SD7541,

2.00%, 5/1/51	2,535	2,563

Pool #SD8019,

4.50%, 10/1/49	651	704

Pool #SD8023,

2.50%, 11/1/49	420	434

Pool #SD8029,

2.50%, 12/1/49	465	480

Pool #SD8037,

2.50%, 1/1/50	467	482

Pool #SD8083,

2.50%, 8/1/50	1,023	1,056

Pool #SD8090,

2.00%, 9/1/50	2,912	2,922

Pool #SD8097,

2.00%, 8/1/50	2,586	2,595

Pool #SD8104,

1.50%, 11/1/50	4,675	4,545

Pool #SD8112,

1.50%, 12/1/50	1,388	1,349

Pool #ZA1036,

4.50%, 2/1/40	109	122

Pool #ZA1159,

3.50%, 4/1/42	298	327

Pool #ZA1165,

3.50%, 4/1/42	473	512

Pool #ZA1254,

3.00%, 10/1/42	1,320	1,409

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #ZA1334,

3.50%, 7/1/42	$157	$170

Pool #ZA1361,

3.50%, 5/1/43	227	246

Pool #ZA1375,

4.00%, 9/1/44	145	159

Pool #ZA1378,

3.50%, 10/1/44	211	228

Pool #ZA2773,

2.50%, 8/1/27	107	112

Pool #ZA3862,

2.50%, 5/1/31	388	409

Pool #ZA4194,

3.00%, 4/1/43	295	319

Pool #ZA4214,

3.00%, 5/1/43	472	510

Pool #ZA4715,

4.00%, 9/1/46	1,246	1,373

Pool #ZA5107,

4.00%, 11/1/47	282	303

Pool #ZA5642,

4.00%, 9/1/48	372	399

Pool #ZA5950,

4.50%, 11/1/48	839	905

Pool #ZI6135,

5.00%, 9/1/34	466	531

Pool #ZI6854,

4.50%, 12/1/37	48	53

Pool #ZI7645,

5.00%, 6/1/38	156	176

Pool #ZI8519,

4.50%, 2/1/39	27	30

Pool #ZI9157,

4.50%, 9/1/39	700	784

Pool #ZI9349,

4.50%, 10/1/39	368	411

Pool #ZI9657,

4.50%, 1/1/40	449	503

Pool #ZI9862,

4.50%, 3/1/40	215	240

Pool #ZI9939,

4.50%, 4/1/40	159	178

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    100    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #ZJ0631,

4.50%, 10/1/40	$194	$215

Pool #ZJ1046,

4.00%, 1/1/41	236	262

Pool #ZJ1052,

4.00%, 1/1/41	193	213

Pool #ZJ1228,

4.00%, 2/1/41	331	365

Pool #ZJ1359,

4.50%, 3/1/41	164	184

Pool #ZK5468,

2.00%, 5/1/28	490	507

Pool #ZK7259,

2.50%, 4/1/30	437	459

Pool #ZK7533,

2.50%, 7/1/30	270	283

Pool #ZL1714,

4.50%, 7/1/41	243	272

Pool #ZL1806,

4.50%, 8/1/41	568	630

Pool #ZL1922,

4.00%, 9/1/41	90	99

Pool #ZL2350,

3.50%, 11/1/41	110	119

Pool #ZL3211,

3.50%, 6/1/42	423	463

Pool #ZL3245,

4.00%, 6/1/42	678	747

Pool #ZL3535,

3.50%, 8/1/42	753	834

Pool #ZL3551,

3.50%, 8/1/42	620	675

Pool #ZL4634,

3.00%, 1/1/43	2,042	2,178

Pool #ZL4709,

3.00%, 1/1/43	444	474

Pool #ZL5074,

3.00%, 2/1/43	189	202

Pool #ZL5915,

3.50%, 5/1/43	885	961

Pool #ZL5927,

3.00%, 5/1/43	246	266

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #ZL6381,

3.00%, 6/1/43	$430	$459

Pool #ZL6467,

3.00%, 7/1/43	318	339

Pool #ZL6676,

3.00%, 8/1/43	627	669

Pool #ZL6920,

3.50%, 8/1/43	150	163

Pool #ZL7780,

4.00%, 2/1/44	360	398

Pool #ZL8299,

3.50%, 7/1/44	1,019	1,099

Pool #ZL8300,

4.00%, 7/1/44	746	821

Pool #ZL8709,

4.00%, 11/1/44	329	364

Pool #ZM0489,

4.00%, 11/1/45	301	328

Pool #ZM0617,

3.50%, 12/1/45	338	367

Pool #ZM1120,

3.00%, 5/1/46	1,542	1,652

Pool #ZM1194,

3.00%, 6/1/46	399	421

Pool #ZM1933,

3.00%, 10/1/46	435	460

Pool #ZM2167,

3.00%, 11/1/46	652	688

Pool #ZM2286,

3.50%, 12/1/46	1,221	1,304

Pool #ZM3525,

3.50%, 6/1/47	162	175

Pool #ZM3933,

3.50%, 8/1/47	612	660

Pool #ZM4305,

3.50%, 9/1/47	662	705

Pool #ZM4601,

3.50%, 10/1/47	822	876

Pool #ZM4711,

4.00%, 11/1/47	1,218	1,313

Pool #ZM4736,

3.50%, 11/1/47	235	250

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    101    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #ZM4908,

3.50%, 11/1/47	$468	$498

Pool #ZM5133,

3.50%, 12/1/47	198	210

Pool #ZM5397,

3.50%, 1/1/48	475	505

Pool #ZM5659,

3.50%, 2/1/48	408	434

Pool #ZM5917,

4.00%, 3/1/48	332	357

Pool #ZM6682,

4.50%, 5/1/48	284	309

Pool #ZM7370,

4.00%, 7/1/48	200	214

Pool #ZM7378,

5.00%, 7/1/48	279	308

Pool #ZM7849,

4.00%, 8/1/48	72	77

Pool #ZM8045,

4.00%, 9/1/48	306	328

Pool #ZM8575,

4.50%, 10/1/48	262	283

Pool #ZN1506,

3.50%, 11/1/48	917	996

Pool #ZN3447,

3.50%, 2/1/49	208	223

Pool #ZS0932,

4.50%, 8/1/34	13	15

Pool #ZS0971,

5.00%, 12/1/35	132	151

Pool #ZS1567,

5.00%, 8/1/37	15	18

Pool #ZS2391,

5.00%, 9/1/38	32	36

Pool #ZS2499,

5.00%, 3/1/38	77	88

Pool #ZS2533,

4.50%, 2/1/39	80	90

Pool #ZS2827,

4.50%, 11/1/39	188	210

Pool #ZS2905,

4.50%, 4/1/40	245	273

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #ZS3554,

3.50%, 7/1/42	$281	$306

Pool #ZS3596,

4.00%, 6/1/42	689	758

Pool #ZS3613,

4.00%, 8/1/42	399	438

Pool #ZS3792,

2.50%, 7/1/43	366	381

Pool #ZS4078,

3.50%, 1/1/45	412	450

Pool #ZS4100,

3.50%, 3/1/45	730	790

Pool #ZS4127,

4.50%, 7/1/44	202	225

Pool #ZS4472,

3.50%, 2/1/42	285	308

Pool #ZS4522,

3.00%, 7/1/43	1,085	1,158

Pool #ZS4536,

3.50%, 10/1/43	404	439

Pool #ZS4584,

3.00%, 9/1/44	146	155

Pool #ZS4590,

3.00%, 11/1/44	1,515	1,603

Pool #ZS4600,

4.00%, 1/1/45	454	500

Pool #ZS4607,

3.50%, 3/1/45	554	596

Pool #ZS4617,

3.00%, 6/1/45	273	289

Pool #ZS4618,

3.50%, 6/1/45	450	484

Pool #ZS4621,

3.00%, 7/1/45	658	697

Pool #ZS4627,

4.00%, 8/1/45	157	172

Pool #ZS4629,

3.00%, 9/1/45	2,000	2,116

Pool #ZS4630,

3.50%, 9/1/45	313	337

Pool #ZS4634,

4.00%, 10/1/45	190	207

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    102    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #ZS4639,

4.00%, 11/1/45	$188	$205

Pool #ZS4642,

3.50%, 12/1/45	633	681

Pool #ZS4655,

3.50%, 3/1/46	311	337

Pool #ZS4667,

3.00%, 6/1/46	428	453

Pool #ZS4671,

3.00%, 8/1/46	950	1,004

Pool #ZS4677,

3.00%, 9/1/46	267	282

Pool #ZS4682,

3.00%, 10/1/46	352	373

Pool #ZS4703,

3.00%, 2/1/47	268	285

Pool #ZS4722,

3.50%, 6/1/47	285	303

Pool #ZS4730,

3.50%, 8/1/47	111	118

Pool #ZS4740,

4.00%, 10/1/47	538	578

Pool #ZS4743,

3.50%, 11/1/47	710	755

Pool #ZS4745,

4.50%, 11/1/47	542	590

Pool #ZS4747,

3.50%, 12/1/47	196	209

Pool #ZS4748,

4.00%, 12/1/47	561	605

Pool #ZS4749,

4.50%, 12/1/47	188	204

Pool #ZS4752,

4.00%, 1/1/48	458	494

Pool #ZS4759,

3.50%, 3/1/48	440	468

Pool #ZS4769,

4.00%, 5/1/48	248	266

Pool #ZS4773,

4.50%, 6/1/48	85	93

Pool #ZS4781,

4.50%, 7/1/48	210	227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #ZS4785,

4.00%, 8/1/48	$198	$212

Pool #ZS6948,

2.50%, 11/1/28	267	280

Pool #ZS8023,

2.00%, 8/1/32	75	77

Pool #ZS8495,

2.50%, 8/1/28	1,083	1,134

Pool #ZS8628,

2.00%, 11/1/31	122	126

Pool #ZS8639,

2.00%, 1/1/32	43	44

Pool #ZS9449,

3.50%, 8/1/45	440	477

Pool #ZS9495,

3.50%, 10/1/45	697	761

Pool #ZS9580,

3.50%, 12/1/45	602	651

Pool #ZS9618,

3.50%, 3/1/46	1,176	1,283

Pool #ZS9805,

3.00%, 9/1/46	642	685

Pool #ZS9813,

3.00%, 9/1/46	685	734

Pool #ZS9827,

3.00%, 10/1/46	570	612

Pool #ZS9828,

3.00%, 10/1/46	563	602

Pool #ZT0000,

3.00%, 1/1/47	2,343	2,522

Pool #ZT0074,

3.50%, 3/1/47	1,738	1,863

Pool #ZT0495,

4.50%, 8/1/48	98	107

Pool #ZT0524,

4.50%, 9/1/48	431	470

Pool #ZT0542,

4.00%, 7/1/48	761	837

Pool #ZT0712,

4.00%, 10/1/48	277	297

Pool #ZT0787,

4.00%, 10/1/48	266	285

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    103    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac – 8.8% continued

Pool #ZT1702,

4.00%, 1/1/49	$568	$609

Pool #ZT2091,

3.00%, 6/1/34	128	135

		273,471

Freddie Mac Gold – 0.8%

Pool #A16753,

5.00%, 11/1/33	30	34

Pool #A17665,

5.00%, 1/1/34	33	38

Pool #A27950,

5.50%, 11/1/34	111	127

Pool #A31136,

5.50%, 1/1/35	135	152

Pool #A39306,

5.50%, 11/1/35	65	75

Pool #A46224,

5.00%, 7/1/35	11	12

Pool #A48104,

5.00%, 1/1/36	46	52

Pool #A57604,

5.00%, 3/1/37	66	76

Pool #A58718,

5.50%, 3/1/37	12	13

Pool #A59081,

5.50%, 4/1/37	69	80

Pool #A61560,

5.50%, 10/1/36	132	154

Pool #A61597,

5.50%, 12/1/35	15	17

Pool #A64474,

5.50%, 9/1/37	9	11

Pool #A67116,

7.00%, 10/1/37	14	17

Pool #A68761,

5.50%, 9/1/37	115	129

Pool #A69303,

6.00%, 11/1/37	15	18

Pool #A73778,

5.00%, 2/1/38	46	53

Pool #A74134,

7.00%, 2/1/38	19	21

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac Gold – 0.8% continued

Pool #A81606,

6.00%, 9/1/38	$16	$18

Pool #A83008,

5.50%, 11/1/38	163	190

Pool #A91541,

5.00%, 3/1/40	103	117

Pool #C91009,

5.00%, 11/1/26	3	3

Pool #C91247,

5.00%, 4/1/29	60	66

Pool #C91354,

4.00%, 1/1/31	192	207

Pool #C91370,

4.50%, 5/1/31	103	112

Pool #C91388,

3.50%, 2/1/32	118	126

Pool #C91402,

4.00%, 10/1/31	167	181

Pool #C91408,

3.50%, 11/1/31	116	123

Pool #C91485,

3.50%, 8/1/32	184	197

Pool #C91811,

4.00%, 1/1/35	91	99

Pool #C91826,

3.00%, 5/1/35	127	134

Pool #C91858,

3.00%, 12/1/35	135	143

Pool #C91879,

3.00%, 6/1/36	151	160

Pool #C91891,

3.00%, 9/1/36	184	196

Pool #C91904,

2.50%, 11/1/36	110	114

Pool #C91908,

3.00%, 1/1/37	73	78

Pool #C91949,

3.00%, 9/1/37	150	159

Pool #C91955,

3.00%, 10/1/37	133	141

Pool #C91970,

3.50%, 1/1/38	172	183

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    104    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac Gold – 0.8% continued

Pool #C91971,

4.00%, 1/1/38	$73	$79

Pool #C92003,

3.50%, 7/1/38	89	95

Pool #C92010,

4.00%, 8/1/38	140	151

Pool #D97564,

5.00%, 1/1/28	81	89

Pool #D99094,

3.00%, 3/1/32	111	119

Pool #E03033,

3.00%, 2/1/27	190	200

Pool #E04044,

3.50%, 8/1/27	322	344

Pool #G02064,

5.00%, 2/1/36	60	68

Pool #G02069,

5.50%, 3/1/36	9	11

Pool #G02386,

6.00%, 11/1/36	97	115

Pool #G02391,

6.00%, 11/1/36	3	4

Pool #G02540,

5.00%, 11/1/34	32	36

Pool #G02649,

6.00%, 1/1/37	4	5

Pool #G02789,

6.00%, 4/1/37	370	433

Pool #G02911,

6.00%, 4/1/37	5	6

Pool #G02973,

6.00%, 6/1/37	12	14

Pool #G03121,

5.00%, 6/1/36	41	46

Pool #G03134,

5.50%, 8/1/36	23	27

Pool #G03218,

6.00%, 9/1/37	15	17

Pool #G03351,

6.00%, 9/1/37	25	30

Pool #G03513,

6.00%, 11/1/37	29	34

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac Gold – 0.8% continued

Pool #G03600,

7.00%, 11/1/37	$14	$18

Pool #G03737,

6.50%, 11/1/37	194	227

Pool #G03992,

6.00%, 3/1/38	37	43

Pool #G04287,

5.00%, 5/1/38	53	60

Pool #G04459,

5.50%, 6/1/38	44	52

Pool #G04611,

6.00%, 7/1/38	106	126

Pool #G04650,

6.50%, 9/1/38	59	69

Pool #G05733,

5.00%, 11/1/39	150	172

Pool #G05969,

5.00%, 8/1/40	69	78

Pool #G05971,

5.50%, 8/1/40	366	427

Pool #G06020,

5.50%, 12/1/39	351	410

Pool #G06767,

5.00%, 10/1/41	294	336

Pool #G06947,

6.00%, 5/1/40	102	121

Pool #G08189,

7.00%, 3/1/37	20	23

Pool #G08192,

5.50%, 4/1/37	22	25

Pool #G08341,

5.00%, 4/1/39	392	449

Pool #G12837,

4.50%, 4/1/22(11)	—	—

Pool #G12868,

5.00%, 11/1/22	5	5

Pool #G12869,

5.00%, 9/1/22	2	2

Pool #G13136,

4.50%, 5/1/23	8	9

Pool #G13151,

6.00%, 3/1/23	2	2

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    105    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac Gold – 0.8% continued

Pool #G13201,

4.50%, 7/1/23	$6	$6

Pool #G13433,

5.50%, 1/1/24	8	8

Pool #G14168,

5.50%, 12/1/24	7	7

Pool #G14239,

4.00%, 9/1/26	318	338

Pool #G14554,

4.50%, 7/1/26	20	22

Pool #G14891,

3.00%, 10/1/28	164	174

Pool #G15134,

3.00%, 5/1/29	118	125

Pool #G15468,

3.50%, 12/1/29	235	254

Pool #G16562,

3.50%, 8/1/33	390	417

Pool #G16600,

3.00%, 7/1/33	1,591	1,694

Pool #G16774,

3.50%, 2/1/34	239	255

Pool #G16786,

4.00%, 4/1/34	285	303

Pool #G18220,

6.00%, 11/1/22	1	1

Pool #G18420,

3.00%, 1/1/27	241	254

Pool #G18438,

2.50%, 6/1/27	131	137

Pool #G18442,

3.50%, 8/1/27	213	229

Pool #G18571,

2.50%, 10/1/30	210	220

Pool #G18601,

3.00%, 5/1/31	279	295

Pool #G18626,

2.50%, 1/1/32	1,676	1,754

Pool #G18664,

3.50%, 10/1/32	172	184

Pool #G18681,

3.00%, 3/1/33	544	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac Gold – 0.8% continued

Pool #G30327,

4.50%, 1/1/27	$10	$11

Pool #G30835,

3.50%, 12/1/35	164	177

Pool #G31020,

2.50%, 2/1/37	40	41

Pool #G31057,

3.00%, 2/1/38	230	243

Pool #G67713,

4.00%, 6/1/48	832	912

Pool #J03736,

5.50%, 11/1/21(11)	—	—

Pool #J05307,

4.50%, 8/1/22	1	1

Pool #J06465,

6.00%, 11/1/22(11)	—	—

Pool #J06476,

5.50%, 11/1/22	2	2

Pool #J08202,

5.00%, 7/1/23	2	2

Pool #J08454,

5.00%, 8/1/23	4	4

Pool #J08913,

5.50%, 10/1/23	3	3

Pool #J09148,

5.00%, 12/1/23	15	16

Pool #J09305,

5.00%, 2/1/24	18	18

Pool #J09463,

5.00%, 3/1/24	17	18

Pool #J11136,

4.00%, 11/1/24	10	11

Pool #J12098,

4.50%, 4/1/25	119	125

Pool #J14808,

3.50%, 3/1/26	177	189

Pool #J16932,

3.00%, 10/1/26	128	135

Pool #J17055,

3.00%, 11/1/26	93	97

Pool #J17232,

3.00%, 11/1/26	110	117

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    106    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Freddie Mac Gold – 0.8% continued

Pool #J17932,

3.00%, 3/1/27	$166	$176

Pool #J20834,

2.50%, 10/1/27	259	271

Pool #J21601,

2.50%, 12/1/27	964	1,009

Pool #J22069,

2.50%, 1/1/28	66	69

Pool #J22986,

2.50%, 3/1/28	532	559

Pool #J30435,

3.00%, 1/1/30	299	317

Pool #J32244,

3.00%, 7/1/30	1,111	1,176

Pool #J34252,

3.50%, 4/1/31	50	54

Pool #K90071,

3.00%, 2/1/33	361	385

Pool #K90641,

3.50%, 6/1/33	38	41

Pool #K90791,

3.00%, 7/1/33	215	230

Pool #K91490,

3.50%, 1/1/34	320	343

Pool #K92325,

3.00%, 1/1/35	228	243

Pool #V60268,

3.00%, 9/1/28	506	538

Pool #V60886,

2.50%, 8/1/30	142	149

Pool #V60902,

2.50%, 8/1/30	121	128

Pool #V61347,

2.50%, 10/1/31	434	456

		23,921

Government National Mortgage Association I – 0.4%

Pool #510835,

5.50%, 2/15/35	13	15

Pool #553463,

3.50%, 1/15/42	366	395

Pool #597889,

5.50%, 6/15/33	98	110

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association I – 0.4% continued

Pool #614169,

5.00%, 7/15/33	$24	$27

Pool #616879,

3.50%, 2/15/42	286	310

Pool #617739,

6.00%, 10/15/37	6	7

Pool #634431,

6.00%, 9/15/34	14	16

Pool #641416,

5.50%, 4/15/35	98	111

Pool #646341,

6.00%, 11/15/36	9	11

Pool #648538,

5.00%, 12/15/35	54	62

Pool #651753,

5.50%, 3/15/36	6	7

Pool #670030,

3.00%, 7/15/45	254	267

Pool #675211,

6.50%, 3/15/38	6	7

Pool #675484,

5.50%, 6/15/38	29	33

Pool #676360,

6.50%, 10/15/37	3	3

Pool #682899,

6.00%, 9/15/40	105	118

Pool #687824,

5.50%, 8/15/38	59	69

Pool #687900,

5.00%, 9/15/38	79	89

Pool #687901,

5.00%, 9/15/38	50	57

Pool #692309,

6.00%, 1/15/39	20	23

Pool #697645,

5.50%, 10/15/38	25	30

Pool #698236,

5.00%, 6/15/39	147	168

Pool #698336,

4.50%, 5/15/39	147	166

Pool #699277,

6.00%, 9/15/38	5	6

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    107    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association I – 0.4% continued

Pool #700918,

5.50%, 11/15/38	$45	$52

Pool #700972,

5.50%, 11/15/38	15	17

Pool #701196,

6.00%, 10/15/38	5	5

Pool #703677,

5.50%, 6/15/39	99	114

Pool #704185,

5.50%, 1/15/39	21	24

Pool #704514,

4.50%, 5/15/39	287	329

Pool #704624,

4.50%, 7/15/39	977	1,132

Pool #717175,

4.50%, 6/15/39	161	184

Pool #719262,

5.00%, 8/15/40	82	95

Pool #720065,

4.50%, 6/15/39	540	618

Pool #720202,

4.50%, 7/15/39	127	144

Pool #723231,

4.00%, 10/15/39	119	131

Pool #723339,

5.00%, 9/15/39	70	81

Pool #726085,

4.00%, 11/15/24	32	34

Pool #728629,

4.50%, 1/15/40	220	251

Pool #733663,

4.50%, 5/15/40	502	566

Pool #736768,

3.00%, 11/15/42	630	668

Pool #737286,

4.50%, 5/15/40	190	216

Pool #737416,

3.50%, 9/15/25	26	27

Pool #738134,

3.50%, 4/15/26	63	67

Pool #738247,

4.50%, 4/15/41	74	84

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association I – 0.4% continued

Pool #745215,

4.00%, 7/15/25	$27	$28

Pool #747643,

4.50%, 8/15/40	298	337

Pool #760874,

3.50%, 2/15/26	70	75

Pool #768800,

4.50%, 6/15/41	42	47

Pool #773939,

4.00%, 11/15/41	240	263

Pool #778957,

3.50%, 3/15/42	380	414

Pool #782131,

5.50%, 12/15/36	24	28

Pool #782150,

5.50%, 4/15/37	32	38

Pool #782259,

5.00%, 2/15/36	64	75

Pool #782272,

5.50%, 2/15/38	57	67

Pool #782498,

6.00%, 12/15/38	26	31

Pool #782565,

5.00%, 2/15/39	646	749

Pool #782584,

5.00%, 3/15/39	33	38

Pool #782675,

4.50%, 6/15/24	23	24

Pool #782696,

5.00%, 6/15/39	143	164

Pool #782831,

6.00%, 12/15/39	19	23

Pool #783176,

4.00%, 11/15/40	387	427

Pool #783467,

4.00%, 10/15/41	1,071	1,189

Pool #783740,

2.50%, 12/15/27	93	97

Pool #AA5391,

3.50%, 6/15/42	21	23

Pool #AA6089,

3.00%, 2/15/43	266	286

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    108    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association I – 0.4% continued

Pool #AB2761,

3.50%, 8/15/42	$75	$81

Pool #AB2891,

3.00%, 9/15/42	97	104

Pool #AD8781,

3.00%, 3/15/43	213	228

Pool #AD9016,

3.00%, 4/15/43	193	204

Pool #AL1763,

3.50%, 1/15/45	101	109

		12,095

Government National Mortgage Association II – 6.0%

Pool #3570,

6.00%, 6/20/34	29	34

Pool #3665,

5.50%, 1/20/35	75	86

Pool #3852,

6.00%, 5/20/36	13	15

Pool #3879,

6.00%, 7/20/36	36	42

Pool #3910,

6.00%, 10/20/36	18	21

Pool #3994,

5.00%, 6/20/37	12	13

Pool #4018,

6.50%, 8/20/37	47	56

Pool #4026,

5.00%, 9/20/37	16	18

Pool #4027,

5.50%, 9/20/37	7	8

Pool #4040,

6.50%, 10/20/37	10	12

Pool #4098,

5.50%, 3/20/38	56	64

Pool #4116,

6.50%, 4/20/38	22	27

Pool #4170,

6.00%, 6/20/38	44	51

Pool #4194,

5.50%, 7/20/38	97	110

Pool #4243,

5.00%, 9/20/38	23	27

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #4244,

5.50%, 9/20/38	$28	$32

Pool #4245,

6.00%, 9/20/38	15	17

Pool #4269,

6.50%, 10/20/38	21	25

Pool #4290,

5.50%, 11/20/38	18	22

Pool #4344,

6.00%, 1/20/39	34	40

Pool #4345,

6.50%, 1/20/39	25	29

Pool #4425,

5.50%, 4/20/39	61	71

Pool #4559,

5.00%, 10/20/39	119	136

Pool #4561,

6.00%, 10/20/39	74	87

Pool #4617,

4.50%, 1/20/40	34	38

Pool #4619,

5.50%, 1/20/40	135	158

Pool #4713,

4.50%, 6/20/40	99	109

Pool #4747,

5.00%, 7/20/40	90	103

Pool #4881,

3.50%, 12/20/40	381	410

Pool #4882,

4.00%, 12/20/40	854	935

Pool #4923,

4.50%, 1/20/41	90	100

Pool #5050,

4.00%, 5/20/26	59	63

Pool #5081,

4.00%, 6/20/41	141	154

Pool #5082,

4.50%, 6/20/41	145	162

Pool #5083,

5.00%, 6/20/41	620	707

Pool #5114,

4.00%, 7/20/41	543	595

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    109    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #5141,

5.00%, 8/20/41	$87	$99

Pool #5175,

4.50%, 9/20/41	85	95

Pool #5176,

5.00%, 9/20/41	420	479

Pool #5202,

3.50%, 10/20/41	228	247

Pool #5203,

4.00%, 10/20/41	138	151

Pool #5232,

3.50%, 11/20/41	429	463

Pool #5264,

5.50%, 12/20/41	11	13

Pool #5280,

4.00%, 1/20/42	157	172

Pool #5304,

3.50%, 2/20/42	157	170

Pool #5317,

5.50%, 2/20/42	76	89

Pool #5326,

3.00%, 3/20/27	168	176

Pool #5331,

3.50%, 3/20/42	250	271

Pool #626951,

3.00%, 6/20/45	554	606

Pool #737602,

4.00%, 11/20/40	202	222

Pool #752757,

4.50%, 11/20/40	256	282

Pool #755677,

4.00%, 12/20/40	134	146

Pool #766711,

4.00%, 5/20/42	603	653

Pool #782433,

6.00%, 10/20/38	61	72

Pool #783976,

3.50%, 4/20/43	1,865	2,015

Pool #784345,

3.50%, 7/20/47	544	603

Pool #AA5970,

3.00%, 1/20/43	721	770

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #AA6054,

3.00%, 2/20/43	$1,088	$1,169

Pool #AA6149,

3.00%, 3/20/43	705	753

Pool #AA6160,

3.50%, 3/20/43	233	254

Pool #AA6243,

3.50%, 4/20/43	84	91

Pool #AB9443,

3.50%, 11/20/42	312	332

Pool #AD1755,

3.50%, 2/20/43	444	479

Pool #AD8825,

3.50%, 3/20/43	242	261

Pool #AF5097,

4.00%, 8/20/43	634	691

Pool #AJ0645,

3.50%, 7/20/44	204	220

Pool #AJ0789,

3.50%, 8/20/45	1,633	1,764

Pool #AJ3643,

4.00%, 10/20/44	547	596

Pool #AK6867,

3.50%, 1/20/45	1,089	1,176

Pool #AO7525,

3.50%, 8/20/45	1,253	1,354

Pool #AO7682,

4.00%, 8/20/45	482	521

Pool #BB6965,

3.50%, 7/20/47	377	408

Pool #BE9902,

4.50%, 6/20/48	255	274

Pool #MA0006,

2.50%, 4/20/27	62	64

Pool #MA0022,

3.50%, 4/20/42	249	269

Pool #MA0088,

3.50%, 5/20/42	562	608

Pool #MA0220,

3.50%, 7/20/42	292	316

Pool #MA0318,

3.50%, 8/20/42	544	588

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    110    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #MA0321,

5.00%, 8/20/42	$134	$153

Pool #MA0391,

3.00%, 9/20/42	1,225	1,297

Pool #MA0392,

3.50%, 9/20/42	243	263

Pool #MA0698,

3.00%, 1/20/43	290	307

Pool #MA0826,

3.00%, 3/20/28	78	82

Pool #MA0850,

2.50%, 3/20/43	118	124

Pool #MA0851,

3.00%, 3/20/43	420	445

Pool #MA0852,

3.50%, 3/20/43	505	546

Pool #MA0933,

3.00%, 4/20/43	511	541

Pool #MA0934,

3.50%, 4/20/43	167	181

Pool #MA1011,

3.00%, 5/20/43	493	522

Pool #MA1012,

3.50%, 5/20/43	455	491

Pool #MA1064,

2.50%, 6/20/28	259	270

Pool #MA1089,

3.00%, 6/20/43	523	554

Pool #MA1224,

3.50%, 8/20/43	377	408

Pool #MA1285,

3.50%, 9/20/43	220	238

Pool #MA1839,

4.00%, 4/20/44	117	128

Pool #MA1920,

4.00%, 5/20/44	125	137

Pool #MA2224,

4.00%, 9/20/44	694	757

Pool #MA2444,

3.00%, 12/20/44	83	87

Pool #MA2521,

3.50%, 1/20/45	357	382

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #MA2522,

4.00%, 1/20/45	$149	$162

Pool #MA2677,

3.00%, 3/20/45	172	181

Pool #MA2753,

3.00%, 4/20/45	470	495

Pool #MA2754,

3.50%, 4/20/45	191	204

Pool #MA2891,

3.00%, 6/20/45	520	548

Pool #MA2892,

3.50%, 6/20/45	180	192

Pool #MA2935,

3.00%, 7/20/30	332	350

Pool #MA2960,

3.00%, 7/20/45	422	444

Pool #MA3034,

3.50%, 8/20/45	524	559

Pool #MA3104,

3.00%, 9/20/45	589	621

Pool #MA3106,

4.00%, 9/20/45	457	499

Pool #MA3172,

3.00%, 10/20/45	111	117

Pool #MA3173,

3.50%, 10/20/45	2,161	2,304

Pool #MA3174,

4.00%, 10/20/45	253	272

Pool #MA3244,

3.50%, 11/20/45	398	425

Pool #MA3245,

4.00%, 11/20/45	938	1,023

Pool #MA3310,

3.50%, 12/20/45	867	925

Pool #MA3378,

4.50%, 1/20/46	582	646

Pool #MA3521,

3.50%, 3/20/46	760	809

Pool #MA3522,

4.00%, 3/20/46	219	234

Pool #MA3596,

3.00%, 4/20/46	431	454

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    111    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #MA3597,

3.50%, 4/20/46	$770	$816

Pool #MA3662,

3.00%, 5/20/46	711	749

Pool #MA3663,

3.50%, 5/20/46	463	492

Pool #MA3664,

4.00%, 5/20/46	210	228

Pool #MA3735,

3.00%, 6/20/46	865	910

Pool #MA3736,

3.50%, 6/20/46	605	643

Pool #MA3777,

2.50%, 7/20/31	82	86

Pool #MA3778,

3.00%, 7/20/31	113	119

Pool #MA3802,

3.00%, 7/20/46	1,026	1,080

Pool #MA3803,

3.50%, 7/20/46	887	942

Pool #MA3873,

3.00%, 8/20/46	391	412

Pool #MA3874,

3.50%, 8/20/46	415	441

Pool #MA3912,

2.50%, 9/20/31	120	126

Pool #MA3936,

3.00%, 9/20/46	908	956

Pool #MA3937,

3.50%, 9/20/46	1,286	1,367

Pool #MA4002,

2.50%, 10/20/46	64	66

Pool #MA4003,

3.00%, 10/20/46	603	634

Pool #MA4067,

2.50%, 11/20/46	520	539

Pool #MA4068,

3.00%, 11/20/46	2,878	3,030

Pool #MA4101,

2.50%, 12/20/31	65	68

Pool #MA4125,

2.50%, 12/20/46	36	37

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #MA4196,

3.50%, 1/20/47	$625	$664

Pool #MA4322,

4.00%, 3/20/47	255	273

Pool #MA4382,

3.50%, 4/20/47	200	210

Pool #MA4509,

3.00%, 6/20/47	929	983

Pool #MA4512,

4.50%, 6/20/47	377	409

Pool #MA4624,

3.00%, 8/20/32	91	96

Pool #MA4652,

3.50%, 8/20/47	844	894

Pool #MA4718,

3.00%, 9/20/47	2,218	2,329

Pool #MA4719,

3.50%, 9/20/47	1,344	1,424

Pool #MA4778,

3.50%, 10/20/47	838	893

Pool #MA4838,

4.00%, 11/20/47	123	132

Pool #MA4900,

3.50%, 12/20/47	848	899

Pool #MA4901,

4.00%, 12/20/47	1,689	1,810

Pool #MA4962,

3.50%, 1/20/48	796	845

Pool #MA4963,

4.00%, 1/20/48	303	325

Pool #MA5021,

4.50%, 2/20/48	450	485

Pool #MA5077,

3.50%, 3/20/48	912	966

Pool #MA5137,

4.00%, 4/20/48	133	143

Pool #MA5191,

3.50%, 5/20/48	523	554

Pool #MA5264,

4.00%, 6/20/48	323	344

Pool #MA5265,

4.50%, 6/20/48	348	374

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    112    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #MA5266,

5.00%, 6/20/48	$468	$505

Pool #MA5330,

4.00%, 7/20/48	428	457

Pool #MA5331,

4.50%, 7/20/48	715	764

Pool #MA5398,

4.00%, 8/20/48	301	320

Pool #MA5399,

4.50%, 8/20/48	339	363

Pool #MA5466,

4.00%, 9/20/48	720	768

Pool #MA5467,

4.50%, 9/20/48	400	429

Pool #MA5528,

4.00%, 10/20/48	418	446

Pool #MA5529,

4.50%, 10/20/48	400	427

Pool #MA5564,

3.50%, 11/20/33	206	221

Pool #MA5595,

4.00%, 11/20/48	146	155

Pool #MA5653,

5.00%, 12/20/48	551	595

Pool #MA5818,

4.50%, 3/20/49	423	452

Pool #MA5931,

4.00%, 5/20/49	815	869

Pool #MA5985,

3.50%, 6/20/49	817	860

Pool #MA6040,

4.00%, 7/20/49	974	1,039

Pool #MA6217,

2.50%, 10/20/49	325	335

Pool #MA6218,

3.00%, 10/20/49	3,652	3,820

Pool #MA6282,

2.50%, 11/20/49	857	885

Pool #MA6283,

3.00%, 11/20/49	1,931	2,020

Pool #MA6310,

3.00%, 12/20/34	81	85

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #MA6337,

2.50%, 12/20/49	$255	$264

Pool #MA6338,

3.00%, 12/20/49	2,879	3,011

Pool #MA6339,

3.50%, 12/20/49	1,662	1,746

Pool #MA6408,

2.50%, 1/20/50	668	690

Pool #MA6409,

3.00%, 1/20/50	812	849

Pool #MA6410,

3.50%, 1/20/50	1,672	1,756

Pool #MA6655,

2.50%, 5/20/50	521	538

Pool #MA6709,

2.50%, 6/20/50	2,425	2,505

Pool #MA6765,

2.50%, 7/20/50	2,774	2,866

Pool #MA6819,

2.50%, 8/20/50	1,537	1,587

Pool #MA6820,

3.00%, 8/20/50	1,297	1,356

Pool #MA6865,

2.50%, 9/20/50	4,762	4,919

Pool #MA6866,

3.00%, 9/20/50	8,287	8,669

Pool #MA6930,

2.00%, 10/20/50	1,629	1,653

Pool #MA6931,

2.50%, 10/20/50	3,819	3,945

Pool #MA6994,

2.00%, 11/20/50	2,119	2,151

Pool #MA6995,

2.50%, 11/20/50	3,566	3,682

Pool #MA7051,

2.00%, 12/20/50	2,803	2,845

Pool #MA7052,

2.50%, 12/20/50	2,187	2,259

Pool #MA7107,

2.50%, 1/20/36	272	286

Pool #MA7135,

2.00%, 1/20/51	3,517	3,570

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    113    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 30.0% (10) continued

Government National Mortgage Association II – 6.0% continued

Pool #MA7136,

2.50%, 1/20/51	$2,505	$2,582

Pool #MA7164,

2.00%, 2/20/36	188	194

Pool #MA7192,

2.00%, 2/20/51	4,408	4,475

Pool #MA7193,

2.50%, 2/20/51	1,128	1,165

Pool #MA7254,

2.00%, 3/20/51	4,833	4,907

Pool #MA7311,

2.00%, 4/20/51	2,921	2,966

Pool #MA7312,

2.50%, 4/20/51	1,940	2,003

Pool #MA7367,

2.50%, 5/20/51	1,077	1,111

Pool #MA7417,

2.00%, 6/20/51	4,937	5,013

Pool #MA7418,

2.50%, 6/20/51	1,974	2,039

Pool #MA7471,

2.00%, 7/20/51	8,938	9,072

Pool #MA7472,

2.50%, 7/20/51	2,976	3,072

Pool #MA7588,

2.00%, 9/20/51	2,000	2,031

Pool #MA7589,

2.50%, 9/20/51	4,000	4,135

Pool #MA7648,

10/20/51(13)	1,500	1,523

Pool #MA7649,

10/20/51(13)	1,900	1,965

		187,944

Tennessee Valley Authority – 0.1%

5.25%, 9/15/39	1,650	2,341

Total U.S. Government Agencies
(Cost $917,971)		933,312

U.S. GOVERNMENT OBLIGATIONS – 37.8%

U.S. Treasury Bonds – 7.9%

4.50%, 2/15/36	1,000	1,366

4.38%, 2/15/38	1,000	1,369

4.50%, 8/15/39	2,000	2,809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 37.8% continued

U.S. Treasury Bonds – 7.9% continued

4.38%, 11/15/39	$2,000	$2,772

4.63%, 2/15/40	2,000	2,859

1.13%, 5/15/40	5,000	4,322

4.38%, 5/15/40	2,000	2,783

1.13%, 8/15/40	3,500	3,012

1.38%, 11/15/40	10,000	8,983

1.88%, 2/15/41	10,000	9,781

2.25%, 5/15/41	5,000	5,199

1.75%, 8/15/41	6,000	5,736

3.75%, 8/15/41	4,000	5,185

3.13%, 2/15/42	2,000	2,386

2.75%, 8/15/42	3,000	3,376

2.75%, 11/15/42	4,000	4,498

3.63%, 2/15/44	5,000	6,436

3.38%, 5/15/44	5,000	6,215

3.13%, 8/15/44	5,000	5,984

3.00%, 11/15/44	5,000	5,870

2.50%, 2/15/45	5,000	5,400

3.00%, 5/15/45	5,000	5,883

3.00%, 11/15/45	5,000	5,894

2.50%, 2/15/46	3,000	3,244

2.50%, 5/15/46	7,000	7,574

2.25%, 8/15/46	5,000	5,164

2.88%, 11/15/46	5,000	5,792

3.00%, 5/15/47	5,000	5,931

2.75%, 8/15/47	5,000	5,675

2.75%, 11/15/47	5,000	5,681

3.00%, 2/15/48	8,000	9,512

3.13%, 5/15/48	5,000	6,084

3.00%, 8/15/48	9,000	10,723

3.00%, 2/15/49	5,000	5,977

2.88%, 5/15/49	10,000	11,698

2.25%, 8/15/49	5,000	5,183

2.38%, 11/15/49	6,000	6,386

2.00%, 2/15/50	8,000	7,859

1.25%, 5/15/50	9,000	7,363

1.38%, 8/15/50	10,000	8,438

1.63%, 11/15/50	8,000	7,187

1.88%, 2/15/51	3,000	2,861

2.38%, 5/15/51	5,500	5,870

2.00%, 8/15/51	5,000	4,912

		247,232

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    114    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 37.8% continued

U.S. Treasury Notes – 29.9%

1.88%, 10/31/22	$10,000	$10,190

0.13%, 11/30/22	10,000	9,998

2.00%, 11/30/22	10,000	10,217

2.13%, 12/31/22	10,000	10,246

0.13%, 1/31/23	10,000	9,995

0.13%, 2/28/23	10,000	9,993

1.50%, 2/28/23	10,000	10,188

2.63%, 2/28/23	10,000	10,346

0.13%, 3/31/23	10,000	9,990

1.63%, 4/30/23	10,000	10,224

2.75%, 4/30/23	15,000	15,602

0.13%, 5/15/23	20,000	19,971

2.75%, 5/31/23	20,000	20,840

0.13%, 6/30/23	10,000	9,983

0.13%, 7/31/23	10,000	9,979

0.13%, 8/15/23	10,000	9,975

0.13%, 8/31/23	10,000	9,973

2.75%, 8/31/23	15,000	15,710

2.88%, 10/31/23	10,000	10,532

2.75%, 11/15/23	5,000	5,257

2.63%, 12/31/23	5,000	5,255

0.13%, 1/15/24	10,000	9,946

0.13%, 2/15/24	10,000	9,943

2.38%, 2/29/24	20,000	20,954

0.25%, 3/15/24	10,000	9,965

0.38%, 4/15/24	20,000	19,977

2.50%, 5/15/24	20,000	21,078

2.00%, 5/31/24	5,000	5,205

2.00%, 6/30/24	15,000	15,628

0.38%, 8/15/24	5,000	4,982

2.38%, 8/15/24	10,000	10,537

1.50%, 9/30/24	5,000	5,146

1.50%, 10/31/24	10,000	10,294

2.25%, 11/15/24	10,000	10,525

1.50%, 11/30/24	10,000	10,293

1.38%, 1/31/25	10,000	10,252

2.75%, 2/28/25	15,000	16,076

0.38%, 4/30/25	15,000	14,834

2.13%, 5/15/25	10,000	10,509

0.25%, 6/30/25	15,000	14,733

0.25%, 7/31/25	10,000	9,809

0.25%, 8/31/25	10,000	9,796

3.00%, 9/30/25	10,000	10,871

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 37.8% continued

U.S. Treasury Notes – 29.9% continued

0.38%, 11/30/25	$10,000	$9,809

2.63%, 12/31/25	10,000	10,739

0.38%, 1/31/26	10,000	9,785

1.63%, 2/15/26	10,000	10,318

0.50%, 2/28/26	10,000	9,831

0.75%, 3/31/26	10,000	9,929

0.75%, 4/30/26	10,000	9,923

1.63%, 5/15/26	10,000	10,313

0.88%, 6/30/26	10,000	9,965

0.63%, 7/31/26	10,000	9,840

1.50%, 8/15/26	10,000	10,252

0.75%, 8/31/26	5,000	4,946

1.63%, 9/30/26	10,000	10,311

2.00%, 11/15/26	10,000	10,492

1.75%, 12/31/26	5,000	5,185

2.25%, 2/15/27	10,000	10,622

1.13%, 2/28/27	10,000	10,034

0.50%, 4/30/27	10,000	9,676

0.50%, 5/31/27	10,000	9,661

2.25%, 8/15/27	10,000	10,629

0.50%, 8/31/27	10,000	9,625

0.50%, 10/31/27	10,000	9,597

2.25%, 11/15/27	10,000	10,630

0.63%, 12/31/27	10,000	9,648

2.75%, 2/15/28	10,000	10,940

1.25%, 3/31/28	10,000	10,000

1.25%, 4/30/28	10,000	9,993

2.88%, 5/15/28	10,000	11,029

1.00%, 7/31/28	10,000	9,806

2.88%, 8/15/28	10,000	11,046

1.13%, 8/31/28	10,000	9,881

1.25%, 9/30/28	10,000	9,958

3.13%, 11/15/28	10,000	11,235

2.63%, 2/15/29	10,000	10,903

2.38%, 5/15/29	10,000	10,734

1.63%, 8/15/29	5,000	5,093

1.75%, 11/15/29	5,000	5,138

1.50%, 2/15/30	5,000	5,032

0.63%, 5/15/30	10,000	9,334

0.63%, 8/15/30	10,000	9,303

0.88%, 11/15/30	15,000	14,235

1.13%, 2/15/31	15,000	14,529

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    115    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 37.8% continued

U.S. Treasury Notes – 29.9% continued

1.63%, 5/15/31	$15,000	$15,176

1.25%, 8/15/31	10,000	9,758

		930,700

Total U.S. Government Obligations
(Cost $1,150,121)		1,177,932

MUNICIPAL BONDS – 0.6%

Arizona – 0.0%

Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,

4.84%, 1/1/41	110	143

California – 0.3%

Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,

7.04%, 4/1/50	150	264

Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,

6.91%, 10/1/50	150	265

California State G.O. Unlimited Bonds, Build America Bonds,

7.30%, 10/1/39	920	1,454

7.63%, 3/1/40	405	673

7.60%, 11/1/40	400	690

California State Various Purpose Taxable G.O. Unlimited Bonds, Build America Bonds,

7.55%, 4/1/39	585	986

East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,

5.87%, 6/1/40	300	434

Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,

6.75%, 8/1/49	150	253

Los Angeles Unified School District G.O. Unlimited Bonds, Series RY, Build America Bonds,

6.76%, 7/1/34	290	410

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

California – 0.3% continued

Los Angeles Unified School District Taxable G.O. Unlimited Bonds, Series KR, Build America Bonds,

5.75%, 7/1/34	$335	$443

San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,

6.14%, 5/1/49	100	150

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,

6.95%, 11/1/50	75	125

University of California Revenue Bonds, Build America Bonds,

5.95%, 5/15/45	150	211

University of California Taxable General Revenue Bonds, Series AD,

4.86%, 5/15/12(8)	1,000	1,405

		7,763

Connecticut – 0.0%

Connecticut State Taxable G.O. Unlimited Bonds, Series A,

5.85%, 3/15/32	300	395

District of Columbia – 0.0%

District of Columbia Income Tax Secured Revenue Bonds, Series E, Build America Bonds,

5.59%, 12/1/34	30	39

Georgia – 0.0%

Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,

6.66%, 4/1/57	98	149

Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,

6.64%, 4/1/57	67	101

7.06%, 4/1/57	292	430

		680

Illinois – 0.0%

Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,

6.90%, 12/1/40	300	424

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    116    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

Illinois – 0.0% continued

Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,

6.20%, 12/1/40	$140	$192

Illinois State Taxable Pension G.O. Unlimited Bonds,

5.10%, 6/1/33	705	822

		1,438

Massachusetts – 0.0%

Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,

4.50%, 8/1/31	250	301

Massachusetts State School Building Authority Sales TRB, Build America Bonds,

5.72%, 8/15/39	100	138

		439

Mississippi – 0.0%

Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,

5.25%, 11/1/34	100	128

Nevada – 0.0%

Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,

6.82%, 7/1/45	200	310

New Jersey – 0.0%

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,

6.56%, 12/15/40	200	297

New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,

7.41%, 1/1/40	125	204

Rutgers State University Revenue Bonds, Build America Bonds,

5.67%, 5/1/40	145	195

		696

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

New York – 0.1%

Metropolitan Transportation Authority Dedicated Tax Fund Taxable Revenue Bonds, Build America Bonds,

7.34%, 11/15/39	$75	$122

Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,

6.81%, 11/15/40	60	88

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,

5.75%, 6/15/41	200	296

5.72%, 6/15/42	250	372

New York City Transitional Finance Authority Future Taxable Revenue Bonds, Build America Bonds,

5.77%, 8/1/36	300	381

New York G.O. Unlimited Bonds, Build America Bonds,

5.52%, 10/1/37	100	136

New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,

5.60%, 3/15/40	250	336

New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,

5.63%, 3/15/39	75	96

New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,

5.77%, 3/15/39	100	125

Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,

5.65%, 11/1/40	350	491

Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,

5.65%, 11/1/40	200	280

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    117    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

New York – 0.1% continued

Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,

4.93%, 10/1/51	$250	$349

		3,072

Ohio – 0.1%

American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,

6.45%, 2/15/44	200	292

American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,

8.08%, 2/15/50	300	557

Ohio State University Revenue Bonds, Series C, Build America Bonds,

4.91%, 6/1/40	190	252

Ohio State University Taxable Revenue Bonds, Series A,

4.80%, 6/1/11(5)	200	285

Ohio State Water Quality Development Authority Pollution Control Taxable Revenue Bonds, Series B-2, Loan Fund,

4.88%, 12/1/34	90	107

		1,493

Oregon – 0.0%

Oregon State Department of Transportation Highway Subordinate Lien User Taxable Revenue Bonds, Series A, Build America Bonds,

5.83%, 11/15/34	200	274

Pennsylvania – 0.0%

State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,

5.00%, 9/15/27	200	236

Tennessee – 0.0%

Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,

6.73%, 7/1/43	100	145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

Texas – 0.1%

Dallas Area Rapid Transit Sales TRB, Build America Bonds,

5.02%, 12/1/48	$180	$247

Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),

6.45%, 2/15/35	200	210

Houston Pension Taxable G.O. Limited Refunding Bonds, Series A,

6.29%, 3/1/32	245	310

North Texas Tollway Authority Revenue Bonds, Build America Bonds,

6.72%, 1/1/49	125	207

San Antonio Electric & Gas Revenue Bonds, Build America Bonds,

5.99%, 2/1/39	200	286

Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,

5.52%, 4/1/39	200	288

Texas Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,

5.18%, 4/1/30	300	366

University of Texas Revenue Bonds, Series C, Build America Bonds,

4.79%, 8/15/46	100	133

		2,047

Utah – 0.0%

Utah State G.O. Unlimited Bonds, Series B, Build America Bonds,

3.54%, 7/1/25	95	100

Virginia – 0.0%

University of Virginia University Taxable Revenue Refunding Bonds,

2.26%, 9/1/50	1,000	920

Washington – 0.0%

Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,

5.49%, 11/1/39	80	111

Washington State Convention Center Public Facilities District Revenue Bonds, Build America Bonds,

6.79%, 7/1/40	100	129

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    118    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.6% continued

Washington – 0.0% continued

Washington State G.O. Unlimited Bonds, Series F, Build America Bonds,

5.14%, 8/1/40	$100	$138

		378

Total Municipal Bonds

(Cost $15,624)		20,696

	NUMBER OF SHARES	VALUE (000S)

OTHER – 0.0%

Escrow Lehman Brothers Holdings Capital Trust VII(14) (15)	50,000	$—

Total Other

(Cost $39)		—

INVESTMENT COMPANIES – 2.9%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	91,556,093	91,556

Total Investment Companies

(Cost $91,556)		91,556

Total Investments – 102.1%

(Cost $3,075,530)		3,181,199

Liabilities less Other Assets – (2.1%)		(66,613)

NET ASSETS – 100.0%		$3,114,586

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(2)	Variable rate security. Rate as of September 30, 2021 is disclosed.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.

(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(5)	Century bond maturing in 2111.

(6)	Century bond maturing in 2114.

(7)	Century bond maturing in 2116.

(8)	Century bond maturing in 2112.

(9)	Zero coupon bond.

(10)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(11)	Principal Amount and Value rounds to less than one thousand.

(12)	Principal rounds to less than a thousand.

(13)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(14)	Issuer has defaulted on terms of debt obligation.

(15)	Level 3 asset that is worthless, bankrupt or has been delisted.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(17)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

PSF - Permanent School Fund

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    119    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

BOND INDEX FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Asset-backed securities	1.6%

Corporate bonds	22.0%

Foreign Issuer Bonds	7.2%

U.S. Government Agencies	30.0%

U.S. Government Obligations	37.8%

Municipal Bonds	0.6%

Other	0.0%
Investment Companies	2.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-Backed Securities:

Automobile	$—	$5,296	$200	$5,496

All Other Industries(1)	—	43,684	—	43,684

Total Asset-Backed Securities	—	48,980	200	49,180
Corporate Bonds(1)	—	684,320	—	684,320
Foreign Issuer Bonds(1)	—	224,203	—	224,203
U.S. Government Agencies(1)	—	933,312	—	933,312
U.S. Government Obligations(1)	—	1,177,932	—	1,177,932
Municipal Bonds(1)	—	20,696	—	20,696
Investment Companies	91,556	—	—	91,556

Total Investments	$91,556	$3,089,443	$200	$3,181,199

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    120    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 94.2%

California – 94.2%

Alameda County Joint Powers Authority Lease Revenue Bonds, Series A, Multiple Capital Projects,

4.00%, 12/1/24	$850	$917

Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,

5.00%, 8/1/42	2,000	2,434

Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,

3.00%, 8/1/42	3,950	4,162

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,

5.00%, 8/1/43	1,000	1,174

Anaheim Housing & Public Improvement Authority Revenue Refunding Bonds, Series B,

5.00%, 10/1/28	2,000	2,135

Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,

5.00%, 8/1/44	1,700	2,106

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,

5.00%, 4/1/44	2,000	2,474

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,

2.95%, 4/1/26(1) (2) (3)	19,975	21,774

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area Toll,

2.00%, 4/1/24(1) (2) (3)	7,620	7,855

2.13%, 4/1/25(1) (2) (3)	16,700	17,484

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 8/1/31(1) (2) (3)	3,500	4,242

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,

5.00%, 6/1/29	310	397

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

5.00%, 6/1/30	$300	$391

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,

5.00%, 6/1/27	325	398

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,

4.00%, 3/20/33	973	1,147

California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,

3.50%, 11/20/35	1,737	2,015

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),

3.75%, 3/25/35	2,000	2,371

California School Finance Authority Educational Facilities Revenue Bonds, Series A,

4.00%, 7/1/40	800	911

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,

5.00%, 7/1/39	1,000	1,211

California School Finance Authority School Facility Revenue Refunding Bonds, Granada Hills Charter Obligated Group,

4.00%, 7/1/38	465	518

California State Department of Veterans Affairs Home Purchase Taxable Revenue Refunding Bonds, Series A,

0.59%, 6/1/24	1,350	1,352

0.92%, 12/1/25	1,000	998

California State Department of Water Resources Central Valley Project Revenue Bonds, Series AR, Prerefunded,

4.00%, 6/1/24(4)	1,795	1,974

California State Earthquake Authority Taxable Revenue Bonds, Series B,

1.33%, 7/1/22	1,500	1,511

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    121    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,

3.00%, 11/1/44	$3,000	$3,129

4.00%, 11/1/49	1,900	2,140

California State G.O. Unlimited Bonds,

5.00%, 3/1/26	1,250	1,443

California State G.O. Unlimited Refunding Bonds,

5.00%, 9/1/27	1,845	2,234

5.00%, 10/1/27	1,850	2,310

5.00%, 8/1/28	4,000	4,964

5.00%, 10/1/28	3,000	3,826

5.00%, 3/1/35	3,500	4,497

California State G.O. Unlimited Refunding Bonds, Bid Group C,

5.00%, 8/1/27	2,000	2,416

5.00%, 8/1/28	7,000	8,453

California State G.O. Unlimited Refunding Bonds, Series C,

5.00%, 9/1/26	3,500	4,108

California State G.O. Unlimited Various Purpose Refunding Bonds,

5.00%, 10/1/26	2,750	3,130

5.00%, 3/1/32	1,125	1,458

California State Health Facilities Financing Authority Revenue Bonds, Series A, Sutter Health, Prerefunded,

5.00%, 11/15/25(4)	1,200	1,425

California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,

5.00%, 11/15/27	250	296

California State Health Facilities Financing Authority Revenue Refunding Bonds, Children’s Hospital of Orange County,

5.00%, 11/1/28	700	897

California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,

2.00%, 10/1/25(1) (2) (3)	2,450	2,597

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series B, Sutter Health,

5.00%, 11/15/35	$2,500	$3,020

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,

5.00%, 11/15/26(4)	1,215	1,484

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,

5.00%, 11/15/46	1,785	2,125

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, Stanford Health Care,

3.00%, 8/15/25(1) (2) (3)	600	659

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,

5.00%, 11/1/39	550	663

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,

5.00%, 5/15/36	1,000	1,240

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,

1.20%, 6/1/28(1) (2) (3)	3,000	3,009

California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),

2.65%, 8/1/36	3,423	3,607

California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,

4.00%, 10/1/46	500	577

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    122    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,

3.00%, 10/1/46	$1,000	$1,034

California State Municipal Finance Authority Revenue Bonds, Series A, National University,

5.00%, 4/1/36	2,245	2,761

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/39	1,500	1,827

California State University Revenue Bonds, Series A,

5.00%, 11/1/31	2,670	3,480

California State University Taxable Revenue Refunding Bonds, Series B,

1.14%, 11/1/26	1,175	1,169

California State Various Purpose G.O. Unlimited Bonds,

5.00%, 10/1/23	500	548

5.00%, 11/1/28	4,000	4,996

4.00%, 10/1/34	3,500	4,262

5.25%, 10/1/39	1,500	1,793

California State Various Purpose G.O. Unlimited Bonds, Bid Group B,

5.00%, 11/1/31	3,500	4,620

California State Various Purpose G.O. Unlimited Bonds, Bidding Group,

5.00%, 9/1/28	5,000	6,052

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,

5.75%, 8/1/23(4)	1,000	1,100

Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,

4.00%, 8/1/48	1,000	1,112

Contra Costa Community College District G.O. Unlimited Bonds, Series B-2,

3.00%, 8/1/35	775	863

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,

1.51%, 4/1/26	$1,000	$1,001

Davis Joint Unified School District G.O. Unlimited Bonds (BAM Insured),

3.00%, 8/1/31	2,025	2,236

Desert Community College District G.O. Unlimited Bonds, Riverside & Imperial County, Prerefunded,

5.00%, 8/1/23(4)	1,125	1,224

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/39	1,330	1,620

El Camino Community College District G.O. Unlimited CABS, Series C, Election of 2002,

0.00%, 8/1/23(5)	9,940	9,890

Evergreen School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/46	1,000	1,216

Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,

2.00%, 8/1/35	3,985	3,967

Fremont Union High School District Santa Clara County G.O. Unlimited Bonds, Series A,

3.00%, 8/1/39	2,000	2,172

Hartnell Community College District G.O. Unlimited Bonds, Series B,

3.00%, 8/1/45	2,500	2,642

Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),

4.00%, 8/1/45	2,000	2,317

Imperial Irrigation District Electric Revenue Bonds, Series B-1,

5.00%, 11/1/46	2,500	2,955

Kern Community College District G.O. Unlimited CABS-BANS,

0.00%, 8/1/23(5)	2,250	2,239

Lodi Unified School District G.O. Unlimited Bonds, Series 2020, Election of 2016,

3.00%, 8/1/43	2,750	2,906

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    123    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

Long Beach Community College District G.O. Unlimited Refunding Bonds, Series F,

5.00%, 6/1/27	$1,100	$1,279

Long Beach Harbor Revenue Bonds, Series A (AMT),

5.00%, 5/15/30	1,300	1,576

Long Beach Harbor Revenue Refunding Bonds, Series C,

5.00%, 5/15/47	3,000	3,599

Long Beach Unified School District G.O. Unlimited Bonds, Series F, Election of 2008,

3.00%, 8/1/38	3,270	3,535

Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,

3.00%, 8/1/39	3,600	3,846

Los Angeles County Metropolitan Transportation Authority Measure R Junior Subordinate Sales Tax Revenue Refunding Bonds, Green Bonds,

5.00%, 6/1/37	2,000	2,601

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Multiple Capital Projects II,

5.00%, 8/1/24	945	982

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,

5.00%, 12/1/29	1,665	1,964

Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series E-1,

5.00%, 12/1/44	3,405	4,279

Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,

5.00%, 12/1/29	2,630	3,103

5.00%, 12/1/31	2,000	2,354

Los Angeles County TRANS,

4.00%, 6/30/22	2,700	2,778

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,

5.00%, 5/15/23	500	538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

5.00%, 5/15/24	$500	$560

5.00%, 5/15/30	1,465	1,847

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.25%, 5/15/31	2,000	2,508

5.00%, 5/15/44	1,500	1,833

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,

5.00%, 5/15/46	1,000	1,247

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series D (AMT),

5/15/32(6)	3,000	3,938

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/27	7,435	9,114

5.00%, 5/15/28	7,630	9,552

5.00%, 5/15/29	1,000	1,247

Los Angeles Department of Airports Senior Revenue Bonds, Series B,

5.00%, 5/15/27	640	743

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,

5.00%, 7/1/40	2,500	3,204

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,

4.00%, 7/1/29	2,075	2,561

5.00%, 7/1/43	1,850	2,284

5.00%, 7/1/46	3,000	3,844

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series C,

5.00%, 7/1/41	1,000	1,282

Los Angeles Harbor Department Revenue Refunding Bonds, Series A (AMT), Private Activity,

5.00%, 8/1/25	6,750	7,828

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    124    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,

4.00%, 7/1/24	$1,000	$1,102

4.00%, 7/1/25	3,000	3,400

5.00%, 7/1/29	1,500	1,872

5.00%, 7/1/30	190	236

Los Angeles Unified School District G.O. Unlimited Bonds, Series C,

5.00%, 7/1/29	500	650

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,

5.00%, 7/1/24	2,360	2,665

5.00%, 7/1/26	5,440	6,564

3.00%, 7/1/27	1,000	1,128

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series B,

5.00%, 7/1/26	700	845

Los Angeles Wastewater System Revenue, Subseries A, Green Bonds,

5.00%, 6/1/38	1,100	1,362

Los Rios Community College District G.O. Unlimited Bonds, Series D,

3.00%, 8/1/44	2,000	2,120

Los Rios Community College District G.O. Unlimited Bonds, Series E,

3.00%, 8/1/35	1,450	1,595

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,

2.50%, 7/1/27	6,650	7,304

Modesto Irrigation District Financing Authority Electric System Revenue Bonds, Series A,

5.00%, 10/1/26	1,490	1,746

5.00%, 10/1/27	1,130	1,322

5.00%, 10/1/28	2,770	3,238

Modesto Irrigation District Financing Authority Electric System Revenue Refunding Bonds, Series B,

5.00%, 10/1/28	2,150	2,724

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

Modesto Irrigation District Financing Authority Revenue Refunding Bonds, Series G, Domestic Water Project (AGM Insured),

5.00%, 9/1/22	$1,445	$1,509

Monterey County Public Facilities Financing COPS,

5.00%, 10/1/27	1,000	1,177

5.00%, 10/1/28	670	788

Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),

3.00%, 8/1/39	1,655	1,731

3.00%, 8/1/40	2,325	2,425

3.00%, 8/1/41	2,590	2,698

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/25	1,690	1,905

Natomas Unified School District G.O. Unlimited Bonds, Election of 2014 (BAM Insured),

5.00%, 8/1/33	1,185	1,412

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),

4.00%, 8/1/45	3,000	3,369

Natomas Unified School District G.O. Unlimited Refunding Bonds (BAM Insured),

5.00%, 8/1/31	3,620	4,327

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(1) (2) (3)	2,000	2,175

Oakland Unified School District Alameda County G.O. Unlimited Bonds, Series A,

5.00%, 8/1/22	750	779

5.00%, 8/1/24	600	677

Orange County Local Transportation Authority Sales TRB,

5.00%, 2/15/33	3,000	3,800

Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,

5.00%, 10/15/24	2,700	3,079

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    125    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

Oxnard Union High School District G.O. Unlimited Bonds, Series A, Election of 2018,

5.00%, 8/1/42	$3,000	$3,521

Oxnard Union High School District G.O. Unlimited Bonds, Series B,

5.00%, 8/1/45	2,000	2,457

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,

2.00%, 8/1/27	1,970	2,077

Paso Robles Joint Unified School District G.O. Unlimited Bonds, Series A,

4.00%, 8/1/43	4,220	4,856

4.00%, 8/1/46	5,950	6,813

Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,

3.00%, 9/1/39	800	855

3.00%, 9/1/40	875	930

Placentia-Yorba Linda Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 8/1/26	1,000	1,172

Placentia-Yorba Linda Unified School District Taxable G.O. Unlimited Refunding Bonds, Series B,

1.07%, 8/1/26	650	646

Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernandino County,

3.00%, 7/1/30	2,295	2,519

Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,

3.00%, 6/1/41	2,230	2,376

Richmond Joint Powers Financing Authority Revenue Refunding Bonds, Series A, Civic Center Project (AGM Insured),

5.00%, 11/1/24	600	677

5.00%, 11/1/25	1,000	1,164

5.00%, 11/1/26	750	894

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Prerefunded,

5.25%, 11/1/23(4)	$150	$165

Riverside County Asset Leasing Corp. Lease Revenue Bonds, Series 2013 A, Public Defender & Probation Building, Unrefunded Balance,

5.25%, 11/1/24	650	714

Riverside County TRANS,

2.00%, 6/30/22	2,300	2,332

Riverside County Transportation Commission Revenue Refunding Bonds, Series A,

3.00%, 6/1/26	5,500	5,835

Riverside County Transportation Commission Sales Tax Revenue Refunding Bonds, Series B,

5.00%, 6/1/30	2,500	3,125

Riverside Public Financing Authority Local Measure A Sales Tax Revenue COPS, Riverside Payment Rehabilitation (AGM Insured),

5.25%, 6/1/24	615	666

Sacramento City Unified School District G.O. Unlimited Bonds, Measure Q, Election of 2021 (AGM Insured),

4.00%, 8/1/41	850	997

Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),

4.00%, 7/1/27	350	410

Sacramento County Airport System Revenue Refunding Bonds, Series A,

5.00%, 7/1/29	565	709

5.00%, 7/1/31	500	622

Sacramento County Airport System Revenue Refunding Bonds, Series B,

5.00%, 7/1/29	680	853

Sacramento County Sanitation Districts Financing Authority Revenue Refunding Bonds,

5.00%, 12/1/33	2,000	2,711

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    126    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,

5.00%, 11/15/26	$1,000	$1,177

San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,

5.00%, 7/1/29	850	1,036

5.00%, 7/1/37	1,000	1,205

San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,

3.00%, 10/1/22	1,750	1,799

San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Ballpark,

5.00%, 10/15/30	1,040	1,213

San Diego Unified School District G.O. Unlimited Bonds, Series D-2, Election of 2018,

3.00%, 7/1/37	1,715	1,901

San Diego Unified School District G.O. Unlimited Bonds, Series I, Election of 2012,

5.00%, 7/1/41	3,380	4,143

San Diego Unified School District G.O. Unlimited Refunding Bonds, Series E-2, Election of 1998 (AGM Insured),

5.50%, 7/1/27	1,500	1,910

San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Green Bonds,

5.00%, 8/1/31	2,000	2,612

San Francisco Bay Area Rapid Transit District Sales Tax Revenue Refunding Bonds, Series A,

5.00%, 7/1/32	1,500	1,741

San Francisco Bay Area Rapid Transit District Sales TRB, Series A,

3.00%, 7/1/44	2,000	2,095

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/38	3,000	3,705

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

5.00%, 5/1/50	$1,355	$1,638

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),

5.00%, 5/1/24	1,095	1,125

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),

5.00%, 5/1/25	1,000	1,157

San Francisco City & County COPS, Multiple Capital Projects,

2.00%, 10/1/33	2,800	2,825

San Francisco City & County G.O. Unlimited Bonds, Series C,

3.00%, 6/15/30	5,415	5,725

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Series D, Green Bonds,

5.00%, 11/1/32	1,375	1,708

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,

3.25%, 6/15/32	1,500	1,584

San Francisco City and County G.O. Unlimited Refunding Bonds, Series R1,

5.00%, 6/15/22	1,000	1,034

San Francisco County Transportation Authority Sales TRB,

3.00%, 2/1/30	5,000	5,465

San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,

1.30%, 3/1/28	725	714

San Jacinto Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),

5.00%, 8/1/26	1,055	1,187

San Jose Airport Revenue Refunding Bonds, Series A (AMT),

5.00%, 3/1/22	1,495	1,524

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    127    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

San Jose G.O. Unlimited Refunding Bonds, Series C,

5.00%, 9/1/31	$1,900	$2,437

San Mateo Foster City School District G.O. Unlimited Bonds, Series A,

3.00%, 8/1/40	500	539

San Mateo-Foster City Public Financing Authority Wastewater Revenue Bonds, Series B,

5.00%, 8/1/25	1,995	2,345

San Rafael Elementary School District G.O. Unlimited Bonds, Series B, Election of 2015,

4.50%, 8/1/42	1,750	2,073

Santa Clara County Financing Authority Revenue Bonds, Series A,

3.00%, 5/1/39	2,000	2,174

Santa Clara County Financing Authority Revenue Refunding Bonds, Series Q,

3.00%, 5/15/35	2,500	2,657

Santa Clarita Community College District G.O. Unlimited Bonds,

3.00%, 8/1/44	1,000	1,051

Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured),

5.00%, 8/1/43	1,145	1,348

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),

5.00%, 8/1/43	1,000	1,177

Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,

0.50%, 3/1/26	3,000	2,981

South San Francisco Public Facilities Financing Authority Revenue Bonds, Community Civic Campus and Multiple Capital Lease Projects,

4.00%, 6/1/41	1,000	1,186

Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,

5.00%, 8/1/43	2,000	2,456

Stockton Public Financing Authority Parking Revenue Refunding Bonds,

5.00%, 3/1/32	555	677

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

5.00%, 3/1/33	$600	$730

5.00%, 3/1/47	1,125	1,321

Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,

4.00%, 6/1/35	500	603

4.00%, 6/1/36	750	900

Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,

5.00%, 10/1/29	465	599

5.00%, 10/1/34	600	765

Turlock Irrigation District First Priority Subordinated Revenue Refunding Bonds,

5.00%, 1/1/28	625	702

University of California General Revenue Bonds, Series AF, Prerefunded,

5.00%, 5/15/23(4)	1,220	1,313

University of California Regents Medical Center Pooled Taxable Revenue Refunding Bonds, Series M,

2.46%, 5/15/26	1,785	1,872

Ventura County Public Financing Authority Lease Revenue Bonds, Series B,

5.00%, 11/1/24	1,060	1,165

Ventura Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 8/1/29	640	838

5.00%, 8/1/30	680	883

5.00%, 8/1/31	710	917

Visalia Unified School District COPS (AGM Insured),

3.00%, 5/1/27	1,525	1,527

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),

5.13%, 9/1/29	1,645	1,651

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    128    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 94.2% continued

California – 94.2% continued

Yucaipa Valley Water District Water System Revenue Refunding Bonds, Series A, 5.00%, 9/1/26	$1,000	$1,171

		517,787

Total Municipal Bonds

(Cost $497,391)		517,787

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	13,610,986	$13,611

Total Investment Companies

(Cost $13,611)		13,611

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 3.2%

California State School Cash Reserve Program Authority TRANS, Series A,

2.00%, 6/30/22	$2,000	$2,026

Irvine Assessment District No. 87-8 Improvement Bond Act 1915 Adjustable Special Assessment (State Street B&T Co. LOC),

0.08%, 10/1/21(1) (3) (9)	679	679

Livermore-Amador Valley Water Management Agency Sewer Revenue Refunding Bonds,

4.00%, 8/1/22	1,535	1,584

Los Angeles County Schools Pooled Financing Program COPS, Series B-3,

2.00%, 12/30/21	1,000	1,005

Los Angeles County Schools Pooled Financing Program TRANS,

2.00%, 12/30/21	750	753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 3.2% continued

San Diego County & School District TRANS, Series A,

0.25%, 6/30/22	$7,500	$7,506

San Diego Unified School District TRANS, Series A,

4.00%, 6/30/22	3,750	3,858

Total Short-Term Investments

(Cost $17,416)		17,411

Total Investments – 99.9%

(Cost $528,418)		548,809

Other Assets less Liabilities – 0.1%		673

NET ASSETS – 100.0%		$549,482

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2021 is disclosed.
(9)

Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    129    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

G.O. - General Obligation

HFA - Housing Finance Authority

LLC - Limited Liability Company

LOC - Letter of Credit

MFH - Multi-Family Housing

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	94.2%

Investment Companies	2.5%

Short-Term Investments	3.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$—	$517,787	$—	$517,787

Investment Companies	13,611	—	—	13,611

Short-Term Investments	—	17,411	—	17,411
Total Investments	$13,611	$535,198	$—	$548,809

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    130    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 86.9%

California – 86.9%

Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,

5.00%, 8/1/42	$500	$609

Alameda County Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,

3.00%, 8/1/42	3,000	3,161

Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,

4.00%, 8/1/46	1,000	1,121

Bay Area Toll Authority Subordinate Toll Bridge Revenue Bonds, Series S-4, Prerefunded,

5.25%, 4/1/23(1)	1,250	1,345

Bay Area Toll Authority Subordinate Toll Bridge Revenue Refunding Bonds, Series S-H,

5.00%, 4/1/49	1,000	1,230

Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,

2.95%, 4/1/26(2) (3) (4)	5,500	5,995

Beaumont Unified School District G.O. Unlimited Bonds, Series D, Election of 2008 (BAM Insured),

5.25%, 8/1/44	1,500	1,821

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 8/1/31(2) (3) (4)	1,500	1,818

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,

4.00%, 6/1/35	885	1,066

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,

5.00%, 6/1/29	310	397

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,

4.00%, 3/20/33	973	1,147

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,

3.50%, 11/20/35	$1,241	$1,439

California School Finance Authority Educational Facilities Revenue Bonds, Granada Hills Charter Obligated Group,

5.00%, 7/1/54	1,200	1,350

California School Finance Authority Educational Facilities Revenue Bonds, Series A,

4.00%, 7/1/50	1,135	1,272

California State Educational Facilities Authority Sustainability Revenue Refunding Bonds, Stanford University,

5.00%, 4/1/51	2,000	3,059

California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,

4.00%, 11/1/49	1,000	1,126

California State G.O. Unlimited Bonds,

3.00%, 12/1/46	300	320

California State G.O. Unlimited Refunding Bonds,

5.00%, 12/1/26	2,000	2,442

5.00%, 10/1/28	3,000	3,826

California State G.O. Unlimited Refunding Bonds, Series C,

5.00%, 9/1/26	500	587

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Prerefunded,

5.00%, 11/15/26(1)	410	501

California State Health Facilities Financing Authority Revenue Refunding Bonds, Sutter Health, Unrefunded Balance,

5.00%, 11/15/46	590	702

California State Infrastructure & Economic Development Bank Revenue Bonds, Equitable School Revolving Fund,

5.00%, 11/1/44	625	745

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    131    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,

5.00%, 5/15/42	$1,000	$1,226

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,

1.75%, 8/1/26(2) (3) (4)	3,500	3,635

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,

1.20%, 6/1/28(2) (3) (4)	2,000	2,006

California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,

4.00%, 10/1/51	250	288

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,

3.00%, 10/1/49	1,000	1,029

California State Municipal Finance Authority Revenue Bonds, Series A, National University,

5.00%, 4/1/40	1,000	1,219

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/39	1,000	1,218

5.00%, 5/15/43	1,000	1,208

California State Public Works Board Lease Revenue Refunding Bonds, Series G, Various Capital Projects,

5.00%, 11/1/22	1,000	1,052

California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,

5.00%, 11/1/21	250	251

California State University Systemwide Revenue Bonds, Series C,

4.00%, 11/1/45	2,260	2,631

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

California State University Systemwide Revenue Refunding Bonds, Prerefunded,

5.00%, 11/1/24(1)	$2,500	$2,861

California State University Taxable Revenue Refunding Bonds, Series B,

1.14%, 11/1/26	475	473

California State Various Purpose G.O. Unlimited Bonds,

4.00%, 10/1/34	2,000	2,435

California State Various Purpose G.O. Unlimited Bonds, Bid Group B,

5.00%, 11/1/31	1,500	1,980

Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,

3.00%, 8/1/42	550	585

Centinela Valley Union High School District G.O. Unlimited Bonds, Series B, Election of 2008, Prerefunded,

5.75%, 8/1/23(1)	570	627

6.00%, 8/1/23(1)	1,000	1,104

Compton Unified School District G.O. Unlimited Bonds, Series B (BAM Insured),

4.00%, 6/1/49	1,675	1,881

Corona-Norco Unified School District G.O. Unlimited Bonds, Series C,

4.00%, 8/1/49	1,000	1,143

CSCDA Taxable Revenue Refunding Bonds, Front Porch Community,

1.51%, 4/1/26	625	626

Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,

4.00%, 8/1/44	500	569

Evergreen School District G.O. Unlimited Bonds, Election of 2014,

5.00%, 8/1/46	1,300	1,581

Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,

4.00%, 1/15/46	250	285

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    132    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

Fremont Unified School District Alameda County G.O. Unlimited Bonds, Series D,

2.00%, 8/1/35	$1,610	$1,603

Hartnell Community College District G.O. Unlimited Bonds, Series B,

3.00%, 8/1/45	1,500	1,585

Hayward Unified School District G.O. Unlimited Bonds (AGM Insured),

4.00%, 8/1/50	1,000	1,153

Imperial Irrigation District Electric Revenue Bonds, Series B-1,

5.00%, 11/1/46	1,500	1,773

Lancaster Financing Authority Revenue Bonds, Measure M & R Street Improvements Project,

4.00%, 6/1/49	2,830	3,257

Los Angeles Community College District G.O. Unlimited Bonds, Series K, Election of 2008,

3.00%, 8/1/39	1,400	1,496

Los Angeles County TRANS,

4.00%, 6/30/22	1,100	1,132

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,

5.00%, 5/15/31	1,000	1,255

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.00%, 5/15/44	500	611

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,

5.00%, 5/15/46	500	623

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),

5.00%, 5/15/29	4,000	4,988

5.00%, 5/15/31	5,000	6,190

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,

5.00%, 7/1/40	1,000	1,282

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,

5.00%, 7/1/51	$1,000	$1,276

Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series C,

5.00%, 7/1/41	1,000	1,282

Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,

5.00%, 7/1/33	1,000	1,311

4.00%, 7/1/44	2,000	2,309

Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,

5.00%, 7/1/24	3,000	3,388

Los Rios Community College District G.O. Unlimited Bonds, Series D,

3.00%, 8/1/44	1,000	1,060

Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,

5.00%, 8/1/42	1,450	1,786

Manteca Redevelopment Agency Successor Agency Tax Allocation Refunding Bonds, Series A (BAM Insured),

4.00%, 10/1/39	500	577

Mesa Water District COPS,

4.00%, 3/15/45	1,150	1,346

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series A,

5.00%, 7/1/22	1,000	1,036

Metropolitan Water District of Southern California Subordinate Revenue Refunding Bonds, Series B,

4.00%, 8/1/23	395	421

Monterey County Financing Authority Revenue Refunding Bonds,

5.00%, 9/1/37	1,170	1,452

Napa Valley Unified School District TRANS,

2.00%, 6/30/22	2,000	2,028

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    133    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),

4.00%, 8/1/49	$1,000	$1,120

New Haven Unified School District G.O. Unlimited Bonds, Series C, Alameda County,

3.00%, 8/1/49	1,520	1,595

Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,

0.00%, 8/1/33(5)	10,000	8,162

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(2) (3) (4)	2,000	2,175

Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,

5.00%, 10/15/24	1,800	2,053

Oxnard Union High School District G.O. Unlimited Bonds, Series B,

5.00%, 8/1/45	1,000	1,228

Palm Springs Unified School District G.O. Unlimited Bonds, Series A,

2.00%, 8/1/24	1,000	1,048

Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,

3.00%, 8/1/31	2,435	2,632

Palomar Pomerado Health G.O. Unlimited Convertible CABS, Series A, Election of 2004 (AGC Insured),

7.00%, 8/1/38	5,000	6,982

Perris Union High School District G.O. Unlimited Bonds, Series C, Election of 2012,

3.00%, 9/1/45	1,865	1,955

Placentia-Yorba Linda Unified School District Taxable G.O. Unlimited Refunding Bonds, Series B,

1.07%, 8/1/26	350	348

Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,

3.00%, 6/1/51	1,750	1,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

Riverside County TRANS,

2.00%, 6/30/22	$900	$913

Ross Valley Public Financing Authority Revenue Bonds, Sanitary District No. 1 of Marin County,

5.00%, 1/1/36	275	313

5.00%, 1/1/37	215	244

Sacramento Municipal Utility District Revenue Bonds, Series A,

5.00%, 8/15/37	55	59

San Diego Association of Governments Capital Grant Receipts Revenue Bonds, Mid Coast Corridor, Green Bonds,

1.80%, 11/15/27	1,000	1,044

San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,

3.00%, 10/1/22	750	771

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/38	1,000	1,235

5.00%, 5/1/42	1,500	1,790

5.00%, 5/1/49	1,000	1,210

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

5.00%, 5/1/45	1,000	1,216

5.00%, 5/1/50	1,500	1,813

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Series D (AMT),

5.00%, 5/1/25	1,000	1,157

San Francisco City & County COPS, Multiple Capital Projects,

5.00%, 10/1/22	3,000	3,144

2.00%, 10/1/33	1,200	1,211

San Francisco City & County G.O. Unlimited Bonds, Series C,

3.00%, 6/15/30	1,000	1,057

San Francisco City & County G.O. Unlimited Bonds, Series D,

5.00%, 6/15/23	950	982

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    134    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,

3.00%, 11/1/50	$600	$636

San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,

3.25%, 6/15/32	2,500	2,641

San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,

3.00%, 6/15/45	1,000	1,050

San Jose Airport Revenue Refunding Bonds, Series B,

5.00%, 3/1/31	1,000	1,325

San Jose G.O. Unlimited Bonds, Series A-1,

5.00%, 9/1/42	1,310	1,634

San Mateo Foster City School District G.O. Unlimited Bonds, Series A,

3.00%, 8/1/41	300	323

San Mateo-Foster City Public Financing Authority Wastewater Revenue Bonds, Series B,

5.00%, 8/1/25	750	882

Santa Ana College Improvement District No. 1 Rancho Santiago Community College District G.O. Unlimited Bonds,

3.00%, 8/1/39	2,130	2,240

Santa Clara County Financing Authority Revenue Bonds, Series A,

3.00%, 5/1/39	1,000	1,087

Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),

5.00%, 8/1/43	500	589

Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,

0.50%, 3/1/26	2,000	1,987

South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured),

5.00%, 9/1/32	15	20

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

South Bayside Waste Management Authority Solid Waste Enterprise Revenue Refunding Bonds, Shoreway Environmental Center, Green Bonds (AGM Insured), Unrefunded Balance,

5.00%, 9/1/32	$485	$611

Stockton Public Financing Authority Parking Revenue Refunding Bonds,

5.00%, 3/1/32	250	305

5.00%, 3/1/33	245	298

5.00%, 3/1/47	500	587

Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,

4.00%, 6/1/37	700	838

Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,

5.00%, 10/1/45	1,000	1,240

Union Sanitry District Financing Authority Revenue Bonds, Series A,

3.00%, 9/1/22	1,760	1,806

University of California General Revenue Bonds, Series A,

5.00%, 5/15/38	600	645

University of California General Revenue Bonds, Series AF, Prerefunded,

5.00%, 5/15/23(1)	430	463

University of California Revenue Refunding Bonds, Series O, Limited Project,

5.00%, 5/15/58	2,500	3,047

Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,

4.00%, 8/1/45	1,200	1,326

Ventura Unified School District G.O. Unlimited Refunding Bonds,

5.00%, 8/1/27	585	730

5.00%, 8/1/28	620	794

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    135    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CALIFORNIA TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 86.9% continued

California – 86.9% continued

Western Riverside Water & Wastewater Finance Authority Western Municipal Water District Improvement Revenue Bonds (AGC Insured),

5.13%, 9/1/29	$2,000	$2,008

		193,610

Total Municipal Bonds

(Cost $183,150)		193,610

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(6) (7)	7,150,219	$7,150

Total Investment Companies

(Cost $7,150)		7,150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 8.9%

California School Finance Authority Revenue Notes, School and Community College District Deferrals,

3.00%, 12/30/21	$2,500	$2,518

California State Public Works Board Lease Revenue Bonds, Series D, Various Capital Projects,

5.00%, 11/1/21	1,380	1,385

California State School Cash Reserve Program Authority TRANS, Series A,

2.00%, 6/30/22	1,000	1,013

Livermore-Amador Valley Water Management Agency Sewer Revenue Refunding Bonds,

4.00%, 8/1/22	2,000	2,063

Los Angeles County Schools Pooled Financing Program COPS, Series B-3,

2.00%, 12/30/21	1,000	1,005

Los Angeles TRANS,

4.00%, 6/23/22	3,500	3,599

San Diego County & School District TRANS, Series A,

0.25%, 6/30/22	4,500	4,503

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 8.9% continued

San Diego Unified School District TRANS, Series A,

4.00%, 6/30/22	$1,600	$1,646

San Francisco City & County G.O. Unlimited Bonds, Series 2021, Transportation and Road Improvement 2014,

5.00%, 6/15/22	2,000	2,068

Total Short-Term Investments

(Cost $19,806)		19,800

Total Investments – 99.0%

(Cost $210,106)		220,560

Other Assets less Liabilities – 1.0%		2,165

NET ASSETS – 100.0%		$222,725

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(5)	Zero coupon bond.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

G.O. - General Obligation

HFA - Housing Finance Authority

LLC - Limited Liability Company

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    136    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

TRANS - Tax and Revenue Anticipation Notes

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	86.9%

Investment Companies	3.2%

Short-Term Investments	8.9%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds	$—	$193,610	$—	$193,610

Investment Companies	7,150	—	—	7,150

Short-Term Investments	—	19,800	—	19,800
Total Investments	$7,150	$213,410	$—	$220,560

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    137    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 2.5%

Commercial Mortgage-Backed Securities – 2.5%

BANK, Series 2019-BN16, Class A4

4.01%, 2/15/52	$1,000	$1,138

Benchmark Mortgage Trust, Series 2018-B2, Class A2

3.66%, 2/15/51	765	788

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5

3.14%, 2/10/48	920	976

DBJPM Mortgage Trust, Series 2016-C3, Class A5

2.89%, 8/10/49	320	340

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP5, Class A5

3.72%, 3/15/50	1,370	1,510

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A4

3.10%, 5/15/46	100	103

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5

3.64%, 10/15/48	375	408

		5,263

Total Asset-Backed Securities

(Cost $5,038)		5,263

CORPORATE BONDS – 35.0%

Aerospace & Defense – 1.0%

Boeing (The) Co.,

2.20%, 2/4/26	540	544

2.95%, 2/1/30	175	178

5.81%, 5/1/50	290	387

3.95%, 8/1/59	140	144

Huntington Ingalls Industries, Inc.,

2.04%, 8/16/28 (1)	510	503

Northrop Grumman Corp.,

2.93%, 1/15/25	135	143

Teledyne Technologies, Inc.,

2.25%, 4/1/28	110	112

		2,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Airlines – 0.4%

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,

6.50%, 6/20/27 (1)	$310	$337

Southwest Airlines Co.,

5.13%, 6/15/27	350	409

		746

Apparel & Textile Products – 0.1%

VF Corp.,

2.95%, 4/23/30	240	253

Automobiles Manufacturing – 0.7%

General Motors Co.,

6.75%, 4/1/46	220	314

General Motors Financial Co., Inc.,

2.70%, 8/20/27	550	571

Hyundai Capital America,

2.00%, 6/15/28 (1)	310	305

Stellantis Finance U.S., Inc.,

1.71%, 1/29/27 (1)	298	297

		1,487

Banks – 0.5%

PNC Financial Services Group (The), Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (2) (3)	304	303

Wells Fargo & Co.,

3.00%, 10/23/26	400	429

(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (2)	220	227

		959

Biotechnology – 0.5%

Amgen, Inc.,

3.13%, 5/1/25	295	315

2.20%, 2/21/27	315	326

2.30%, 2/25/31	135	136

Gilead Sciences, Inc.,

2.60%, 10/1/40	185	176

		953

Cable & Satellite – 0.8%

Charter Communications Operating LLC/Charter Communications Operating Capital,

5.05%, 3/30/29	250	293

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    138    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Cable & Satellite – 0.8% continued

6.38%, 10/23/35	$575	$756

Comcast Corp.,

1.50%, 2/15/31	148	140

Cox Communications, Inc.,

2.95%, 10/1/50 (1)	205	193

Time Warner Cable LLC,

5.88%, 11/15/40	200	252

		1,634

Chemicals – 0.7%

Avery Dennison Corp.,

2.65%, 4/30/30	200	205

Dow Chemical (The) Co.,

3.63%, 5/15/26	200	219

LYB International Finance III LLC,

2.25%, 10/1/30	100	100

NewMarket Corp.,

2.70%, 3/18/31	330	330

PPG Industries, Inc.,

2.55%, 6/15/30	90	92

RPM International, Inc.,

4.55%, 3/1/29	260	297

Sherwin-Williams (The) Co.,

3.95%, 1/15/26	200	222

		1,465

Commercial Finance – 0.5%

Air Lease Corp.,

1.88%, 8/15/26	185	184

2.10%, 9/1/28	240	233

3.00%, 2/1/30	130	132

GATX Corp.,

4.00%, 6/30/30	185	206

3.10%, 6/1/51	125	118

GE Capital Funding LLC,

3.45%, 5/15/25 (1)	250	270

		1,143

Communications Equipment – 0.1%

Motorola Solutions, Inc.,

2.30%, 11/15/30	280	275

Construction Materials Manufacturing – 0.2%

Carlisle Cos., Inc.,

2.75%, 3/1/30	210	217

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Construction Materials Manufacturing – 0.2% continued

Martin Marietta Materials, Inc.,

2.50%, 3/15/30	$300	$305

		522

Consumer Finance – 1.0%

Ally Financial, Inc.,

5.80%, 5/1/25	320	368

Fidelity National Information Services, Inc.,

1.15%, 3/1/26	325	322

3.10%, 3/1/41	60	61

Fiserv, Inc.,

3.20%, 7/1/26	445	480

Global Payments, Inc.,

1.20%, 3/1/26	310	307

2.90%, 5/15/30	255	263

Western Union (The) Co.,

2.75%, 3/15/31	360	361

		2,162

Consumer Services – 0.3%

Block Financial LLC,

2.50%, 7/15/28	270	274

3.88%, 8/15/30	275	299

		573

Containers & Packaging – 0.2%

Berry Global, Inc.,

1.57%, 1/15/26 (1)	115	115

Graphic Packaging International LLC,

1.51%, 4/15/26 (1)	245	245

Packaging Corp. of America,

3.40%, 12/15/27	109	119

		479

Department Stores – 0.1%

Nordstrom, Inc.,

5.00%, 1/15/44	200	196

Design, Manufacturing & Distribution – 0.2%

Jabil, Inc.,

1.70%, 4/15/26	260	261

3.60%, 1/15/30	140	152

		413

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    139    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Diversified Banks – 2.4%

Bank of America Corp.,

(Variable, ICE LIBOR USD 3M + 2.66%), 4.30%, 1/28/25 (2) (3)	$595	$605

(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (2)	100	102

(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (2)	520	530

Citigroup, Inc.,

(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (2)	340	341

(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (2)	370	402

(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (2)	385	445

(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (2)	275	278

JPMorgan Chase & Co.,

(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (2) (3)	650	678

3.88%, 9/10/24	165	179

(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (2) (3)	415	424

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (2)	300	309

(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (2)	370	363

(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (2)	435	420

		5,076

Educational Services – 0.1%

Massachusetts Institute of Technology,

2.99%, 7/1/50	50	54

President and Fellows of Harvard College,

4.88%, 10/15/40	50	68

		122

Electrical Equipment Manufacturing – 0.7%

Acuity Brands Lighting, Inc.,

2.15%, 12/15/30	295	288

Hubbell, Inc.,

2.30%, 3/15/31	240	241

Keysight Technologies, Inc.,

4.55%, 10/30/24	83	92

3.00%, 10/30/29	280	296

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Electrical Equipment Manufacturing – 0.7% continued

Vontier Corp.,

1.80%, 4/1/26 (1)	$250	$248

2.40%, 4/1/28 (1)	250	246

		1,411

Entertainment Content – 0.7%

Discovery Communications LLC,

3.63%, 5/15/30	300	325

ViacomCBS, Inc.,

3.70%, 6/1/28	290	321

4.95%, 5/19/50	135	169

Walt Disney (The) Co.,

1.75%, 1/13/26	445	457

2.20%, 1/13/28	255	264

		1,536

Exploration & Production – 0.7%

ConocoPhillips,

6.50%, 2/1/39	100	146

Diamondback Energy, Inc.,

3.13%, 3/24/31	370	384

Hess Corp.,

7.13%, 3/15/33	265	358

5.80%, 4/1/47	380	495

		1,383

Financial Services – 2.4%

Ares Capital Corp.,

4.25%, 3/1/25	215	231

Ares Finance Co. III LLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (2)	513	531

Charles Schwab (The) Corp.,

(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (2) (3)	185	197

FMR LLC,

6.45%, 11/15/39 (1)	175	255

FS KKR Capital Corp.,

4.13%, 2/1/25	635	678

Goldman Sachs BDC, Inc.,

3.75%, 2/10/25	195	206

Goldman Sachs Group (The), Inc.,

3.50%, 4/1/25	310	333

Intercontinental Exchange, Inc.,

2.65%, 9/15/40	300	286

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    140    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Financial Services – 2.4% continued

Jefferies Group LLC,

2.75%, 10/15/32	$225	$225

Morgan Stanley,

(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (2)	275	284

(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (2)	187	188

(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (2)	540	557

(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (2)	405	386

Nasdaq, Inc.,

1.65%, 1/15/31	320	301

Oaktree Specialty Lending Corp.,

2.70%, 1/15/27	300	301

State Street Corp.,

(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (2)	95	104

		5,063

Food & Beverage – 0.9%

Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,

3.65%, 2/1/26	205	225

Coca-Cola (The) Co.,

7.38%, 7/29/93	72	133

Conagra Brands, Inc.,

1.38%, 11/1/27	200	195

Constellation Brands, Inc.,

2.88%, 5/1/30	195	203

Flowers Foods, Inc.,

2.40%, 3/15/31	120	120

Hormel Foods Corp.,

1.80%, 6/11/30	165	162

McCormick & Co., Inc.,

1.85%, 2/15/31	220	213

Pernod Ricard International Finance LLC,

1.25%, 4/1/28 (1)	200	191

Smithfield Foods, Inc.,

2.63%, 9/13/31 (1)	310	301

Tyson Foods, Inc.,

4.35%, 3/1/29	155	179

		1,922

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Funds & Trusts – 0.2%

Blackstone Private Credit Fund,

2.63%, 12/15/26(1)	$320	$319

Hardware – 1.0%

Dell International LLC/EMC Corp.,

5.85%, 7/15/25	560	651

8.10%, 7/15/36	200	303

Hewlett Packard Enterprise Co.,

4.65%, 10/1/24	235	260

6.35%, 10/15/45	200	269

HP, Inc.,

2.65%, 6/17/31 (1)	520	515

		1,998

Health Care Facilities & Services – 1.1%

Cardinal Health, Inc.,

4.90%, 9/15/45	290	346

Cigna Corp.,

1.25%, 3/15/26	330	329

2.38%, 3/15/31	240	242

Fresenius Medical Care U.S. Finance III, Inc.,

1.88%, 12/1/26 (1)	209	210

Laboratory Corp. of America Holdings,

1.55%, 6/1/26	460	461

2.70%, 6/1/31	305	312

Quest Diagnostics, Inc.,

2.80%, 6/30/31	90	94

Universal Health Services, Inc.,

2.65%, 1/15/32 (1)	310	307

		2,301

Home Improvement – 0.0%

Masco Corp.,

1.50%, 2/15/28	110	107

Homebuilders – 0.5%

D.R. Horton, Inc.,

1.30%, 10/15/26	185	183

1.40%, 10/15/27	300	294

MDC Holdings, Inc.,

6.00%, 1/15/43	500	629

		1,106

Integrated Oils – 0.2%

BP Capital Markets America, Inc.,

1.75%, 8/10/30	130	126

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    141    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Integrated Oils – 0.2% continued

Exxon Mobil Corp.,

4.23%, 3/19/40	$190	$226

		352

Internet Media – 0.1%

Expedia Group, Inc.,

2.95%, 3/15/31	125	126

Leisure Products Manufacturing – 0.1%

Brunswick Corp.,

2.40%, 8/18/31	270	261

Life Insurance – 0.8%

Athene Global Funding,

2.50%, 3/24/28 (1)	370	379

Brighthouse Financial Global Funding,

1.55%, 5/24/26 (1)	315	317

Global Atlantic Fin Co.,

3.13%, 6/15/31 (1)	220	222

Protective Life Corp.,

8.45%, 10/15/39	430	692

		1,610

Machinery Manufacturing – 0.4%

CNH Industrial Capital LLC,

1.88%, 1/15/26	615	623

IDEX Corp.,

3.00%, 5/1/30	90	95

2.63%, 6/15/31	85	87

Xylem, Inc.,

2.25%, 1/30/31	120	120

		925

Managed Care – 0.2%

Anthem, Inc.,

2.38%, 1/15/25	175	183

UnitedHealth Group, Inc.,

2.30%, 5/15/31	155	158

		341

Mass Merchants – 0.2%

Dollar General Corp.,

3.50%, 4/3/30	335	369

Medical Equipment & Devices Manufacturing – 0.3%

Alcon Finance Corp.,

2.60%, 5/27/30 (1)	210	214

Boston Scientific Corp.,

1.90%, 6/1/25	185	190

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Medical Equipment & Devices Manufacturing – 0.3% continued

DENTSPLY SIRONA, Inc.,

3.25%, 6/1/30	$260	$277

		681

Metals & Mining – 0.3%

Glencore Funding LLC,

1.63%, 4/27/26 (1)	315	314

3.88%, 10/27/27 (1)	115	125

Southern Copper Corp.,

6.75%, 4/16/40	100	139

		578

Oil & Gas Services & Equipment – 0.2%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,

4.08%, 12/15/47	85	96

Halliburton Co.,

2.92%, 3/1/30	100	103

5.00%, 11/15/45	100	120

NOV, Inc.,

3.60%, 12/1/29	155	163

		482

Pharmaceuticals – 0.1%

Mylan, Inc.,

5.20%, 4/15/48	175	215

Pipeline – 1.1%

Boardwalk Pipelines L.P.,

4.80%, 5/3/29	240	275

Energy Transfer L.P.,

4.20%, 9/15/23	205	218

3.90%, 7/15/26	285	311

Kinder Morgan, Inc.,

4.30%, 6/1/25	200	221

2.00%, 2/15/31	200	193

MPLX L.P.,

4.88%, 6/1/25	305	341

4.13%, 3/1/27	200	223

4.50%, 4/15/38	200	223

ONEOK, Inc.,

4.00%, 7/13/27	300	332

		2,337

Power Generation – 0.2%

Liberty Utilities Finance GP 1,

2.05%, 9/15/30 (1)	360	348

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    142    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Power Generation – 0.2% continued

NRG Energy, Inc.,

2.45%, 12/2/27 (1)	$115	$117

		465

Property & Casualty Insurance – 0.4%

Berkshire Hathaway Finance Corp.,

1.85%, 3/12/30	30	30

Brown & Brown, Inc.,

2.38%, 3/15/31	270	269

Chubb INA Holdings, Inc.,

3.35%, 5/3/26	100	109

1.38%, 9/15/30	50	47

Marsh & McLennan Cos., Inc.,

3.75%, 3/14/26	100	110

4.90%, 3/15/49	100	135

Progressive (The) Corp.,

3.20%, 3/26/30	50	55

Willis North America, Inc.,

2.95%, 9/15/29	50	52

		807

Railroad – 0.1%

Union Pacific Corp.,

2.38%, 5/20/31	108	110

Real Estate – 2.1%

American Campus Communities Operating Partnership L.P.,

2.85%, 2/1/30	100	103

American Tower Corp.,

3.13%, 1/15/27	230	245

AvalonBay Communities, Inc.,

2.30%, 3/1/30	100	102

Boston Properties L.P.,

3.20%, 1/15/25	405	430

2.55%, 4/1/32	440	439

Brixmor Operating Partnership L.P.,

4.05%, 7/1/30	145	162

Crown Castle International Corp.,

1.05%, 7/15/26	370	362

Equinix, Inc.,

3.20%, 11/18/29	247	262

2.50%, 5/15/31	280	282

ERP Operating L.P.,

3.25%, 8/1/27	30	33

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Real Estate – 2.1% continued

Essex Portfolio L.P.,

2.65%, 3/15/32	$180	$182

Healthcare Realty Trust, Inc.,

2.40%, 3/15/30	85	85

Healthcare Trust of America Holdings L.P.,

3.75%, 7/1/27	50	55

Healthpeak Properties, Inc.,

3.25%, 7/15/26	165	179

Kimco Realty Corp.,

2.70%, 10/1/30	100	103

Office Properties Income Trust,

2.65%, 6/15/26	275	277

Omega Healthcare Investors, Inc.,

3.38%, 2/1/31	100	102

Realty Income Corp.,

4.13%, 10/15/26	200	224

Safehold Operating Partnership L.P.,

2.80%, 6/15/31	50	50

Simon Property Group L.P.,

2.65%, 7/15/30	200	206

STORE Capital Corp.,

2.75%, 11/18/30	100	101

Ventas Realty L.P.,

4.40%, 1/15/29	55	63

VEREIT Operating Partnership L.P.,

3.40%, 1/15/28	90	97

Welltower, Inc.,

2.70%, 2/15/27	100	106

Weyerhaeuser Co.,

4.00%, 11/15/29	205	232

		4,482

Refining & Marketing – 0.3%

Marathon Petroleum Corp.,

3.80%, 4/1/28	315	345

Phillips 66,

2.15%, 12/15/30	200	195

		540

Restaurants – 0.1%

Starbucks Corp.,

2.00%, 3/12/27	190	195

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    143    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Retail - Consumer Discretionary – 0.9%

Advance Auto Parts, Inc.,

1.75%, 10/1/27	$230	$229

AutoNation, Inc.,

2.40%, 8/1/31	190	185

Best Buy Co., Inc.,

1.95%, 10/1/30	305	297

eBay, Inc.,

3.60%, 6/5/27	97	108

Genuine Parts Co.,

1.88%, 11/1/30	200	191

Ross Stores, Inc.,

4.60%, 4/15/25	260	291

0.88%, 4/15/26	300	295

Tractor Supply Co.,

1.75%, 11/1/30	195	187

		1,783

Semiconductors – 0.7%

Broadcom, Inc.,

3.15%, 11/15/25	300	321

4.30%, 11/15/32	440	493

3.50%, 2/15/41 (1)	120	118

KLA Corp.,

5.65%, 11/1/34	115	148

Qorvo, Inc.,

3.38%, 4/1/31 (1)	310	327

Skyworks Solutions, Inc.,

1.80%, 6/1/26	45	46

3.00%, 6/1/31	85	87

		1,540

Software & Services – 1.5%

Broadridge Financial Solutions, Inc.,

2.90%, 12/1/29	236	247

Citrix Systems, Inc.,

4.50%, 12/1/27	240	266

Equifax, Inc.,

3.10%, 5/15/30	270	286

Fortinet, Inc.,

1.00%, 3/15/26	120	118

2.20%, 3/15/31	130	129

Infor, Inc.,

1.75%, 7/15/25 (1)	210	213

Leidos, Inc.,

3.63%, 5/15/25	95	102

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Software & Services – 1.5% continued

Moody’s Corp.,

4.25%, 2/1/29	$157	$181

Oracle Corp.,

2.30%, 3/25/28	150	153

3.65%, 3/25/41	245	253

3.60%, 4/1/50	215	215

3.95%, 3/25/51	230	243

Roper Technologies, Inc.,

3.80%, 12/15/26	110	122

2.00%, 6/30/30	175	171

ServiceNow, Inc.,

1.40%, 9/1/30	95	89

Vmware, Inc.,

1.80%, 8/15/28	180	177

4.70%, 5/15/30	200	236

		3,201

Supermarkets & Pharmacies – 0.3%

7-Eleven, Inc.,

1.80%, 2/10/31 (1)	240	229

Walgreens Boots Alliance, Inc.,

3.20%, 4/15/30	460	492

		721

Tobacco – 0.9%

Altria Group, Inc.,

3.40%, 2/4/41	485	459

BAT Capital Corp.,

4.70%, 4/2/27	630	712

Philip Morris International, Inc.,

1.75%, 11/1/30	320	308

Reynolds American, Inc.,

5.85%, 8/15/45	310	372

		1,851

Transportation & Logistics – 0.5%

JB Hunt Transport Services, Inc.,

3.88%, 3/1/26	310	343

Penske Truck Leasing Co. L.P./PTL Finance Corp.,

4.00%, 7/15/25 (1)	490	535

Ryder System, Inc.,

2.90%, 12/1/26	100	107

		985

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    144    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Travel & Lodging – 0.1%

Marriott International, Inc.,

3.13%, 6/15/26	$200	$214

Utilities – 3.2%

AES (The) Corp.,

1.38%, 1/15/26	340	335

Ameren Corp.,

3.50%, 1/15/31	500	544

Avangrid, Inc.,

3.80%, 6/1/29	265	295

Berkshire Hathaway Energy Co.,

1.65%, 5/15/31	170	163

2.85%, 5/15/51	235	225

CenterPoint Energy, Inc.,

2.95%, 3/1/30	415	434

Dominion Energy, Inc.,

3.07%, 8/15/24	165	174

DTE Energy Co.,

1.05%, 6/1/25	370	367

Duke Energy Corp.,

0.90%, 9/15/25	500	496

4.20%, 6/15/49	185	211

Entergy Texas, Inc.,

1.75%, 3/15/31	145	137

Eversource Energy,

1.65%, 8/15/30	335	318

Exelon Corp.,

5.63%, 6/15/35	380	492

NextEra Energy Capital Holdings, Inc.,

3.50%, 4/1/29	50	55

2.25%, 6/1/30	310	312

NiSource, Inc.,

3.60%, 5/1/30	200	219

Pacific Gas and Electric Co.,

4.55%, 7/1/30	235	254

Public Service Enterprise Group, Inc.,

0.80%, 8/15/25	370	364

San Diego Gas & Electric Co.,

1.70%, 10/1/30	200	192

Southern (The) Co.,

3.70%, 4/30/30	310	340

Southern California Gas Co.,

2.60%, 6/15/26	200	211

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 35.0% continued

Utilities – 3.2% continued

Southern Co. Gas Capital Corp.,

1.75%, 1/15/31	$360	$343

Xcel Energy, Inc.,

2.60%, 12/1/29	230	238

		6,719

Wireless Telecommunications Services – 1.7%

AT&T, Inc.,

2.55%, 12/1/33	332	327

6.55%, 6/15/34	560	755

T-Mobile U.S.A., Inc.,

3.50%, 4/15/25	490	528

3.40%, 10/15/52 (1)	320	312

3.60%, 11/15/60	225	221

Verizon Communications, Inc.,

2.10%, 3/22/28	180	183

1.75%, 1/20/31	295	280

2.55%, 3/21/31	215	218

4.40%, 11/1/34	305	361

3.40%, 3/22/41	360	376

		3,561

Total Corporate Bonds

(Cost $71,848)		73,066

FOREIGN ISSUER BONDS – 13.1%

Banks – 2.3%

Australia & New Zealand Banking Group Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	645	670

BPCE S.A.,

3.50%, 10/23/27 (1)	185	200

(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (2)	335	325

Deutsche Bank A.G.,

(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (2)	367	372

Intesa Sanpaolo S.p.A.,

3.88%, 1/12/28 (1)	210	225

Lloyds Banking Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (2)	190	197

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    145    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.1% continued

Banks – 2.3% continued

National Australia Bank Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	$255	$274

Nationwide Building Society,

1.00%, 8/28/25 (1)	520	517

Santander UK Group Holdings PLC,

(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (2)	453	451

UniCredit S.p.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 6/3/32 (1) (2)	519	526

Westpac Banking Corp.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (2)	495	513

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (2)	270	293

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.75%), 2.67%, 11/15/35 (2)	250	245

		4,808

Biotechnology – 0.3%

Royalty Pharma PLC,

1.75%, 9/2/27	205	204

3.30%, 9/2/40	90	90

3.55%, 9/2/50	250	245

		539

Casinos & Gaming – 0.1%

Sands China Ltd.,

2.85%, 3/8/29(1)	312	301

Chemicals – 0.1%

Nutrien Ltd.,

4.00%, 12/15/26	100	112

Commercial Finance – 0.5%

AerCap Ireland Capital DAC/AerCap

Global Aviation Trust,

1.75%, 1/30/26	205	203

4.63%, 10/15/27	185	207

Aircastle Ltd.,

4.25%, 6/15/26	215	235

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.1% continued

Commercial Finance – 0.5% continued

Avolon Holdings Funding Ltd.,

3.25%, 2/15/27 (1)	$295	$304

		949

Communications Equipment – 0.2%

Xiaomi Best Time International Ltd.,

4.10%, 7/14/51(1)	518	525

Design, Manufacturing & Distribution – 0.4%

Flex Ltd.,

4.75%, 6/15/25	375	416

4.88%, 6/15/29	300	345

		761

Diversified Banks – 2.9%

Barclays PLC,

(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (2)	400	420

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (2)	400	403

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.90%), 3.56%, 9/23/35 (2)	502	521

BNP Paribas S.A.,

(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (2)	200	198

(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	150	157

Credit Agricole S.A.,

3.25%, 1/14/30 (1)	250	262

2.81%, 1/11/41 (1)	311	297

HSBC Holdings PLC,

4.30%, 3/8/26	600	668

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (2) (3)	165	165

Mitsubishi UFJ Financial Group, Inc.,

3.85%, 3/1/26	400	442

Natwest Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (2)	500	531

Societe Generale S.A.,

2.63%, 10/16/24 (1)	500	520

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (2)	310	312

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    146    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.1% continued

Diversified Banks – 2.9% continued

3.63%, 3/1/41 (1)	$250	$255

Standard Chartered PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (2)	165	162

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 2/18/36 (1) (2)	307	305

Sumitomo Mitsui Financial Group, Inc.,

2.13%, 7/8/30	400	394

		6,012

Electrical Equipment Manufacturing – 0.3%

Johnson Controls International PLC,

5.13%, 9/14/45	34	44

Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,

2.00%, 9/16/31	300	292

Siemens Financieringsmaatschappij N.V.,

1.20%, 3/11/26 (1)	365	364

		700

Exploration & Production – 0.2%

Canadian Natural Resources Ltd.,

2.95%, 7/15/30	200	207

Santos Finance Ltd.,

3.65%, 4/29/31 (1)	210	214

		421

Financial Services – 1.3%

Credit Suisse Group A.G.,

(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	565	576

(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	235	263

(Variable, U.S. SOFR + 1.73%), 3.09%, 5/14/32 (1) (2)	312	319

LSEGA Financing PLC,

1.38%, 4/6/26 (1)	370	369

2.00%, 4/6/28 (1)	185	186

Nomura Holdings, Inc.,

2.61%, 7/14/31	456	454

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.1% continued

Financial Services – 1.3% continued

UBS Group A.G.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.10%, 2/11/32 (1) (2)	$625	$608

		2,775

Food & Beverage – 0.2%

Coca-Cola Europacific Partners PLC,

1.50%, 1/15/27 (1)	161	160

Coca-Cola Femsa S.A.B. de C.V.,

1.85%, 9/1/32	205	194

		354

Forest & Paper Products Manufacturing – 0.2%

Suzano Austria GmbH,

3.13%, 1/15/32	423	409

Hardware – 0.1%

Lenovo Group Ltd.,

3.42%, 11/2/30(1)	105	109

Integrated Oils – 0.4%

Cenovus Energy, Inc.,

6.75%, 11/15/39	275	374

5.40%, 6/15/47	200	246

Qatar Petroleum,

3.13%, 7/12/41 (1)	31	31

TotalEnergies Capital International S.A.,

2.83%, 1/10/30	200	213

		864

Internet Media – 0.6%

Baidu, Inc.,

1.72%, 4/9/26	400	401

Prosus N.V.,

3.83%, 2/8/51 (1)	180	164

Tencent Holdings Ltd.,

2.99%, 1/19/23 (1)	305	313

2.88%, 4/22/31 (1)	324	330

		1,208

Life Insurance – 0.2%

Athene Holding Ltd.,

3.50%, 1/15/31	310	332

Medical Equipment & Devices Manufacturing – 0.1%

Smith & Nephew PLC,

2.03%, 10/14/30	285	278

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    147    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.1% continued

Metals & Mining – 0.3%

Barrick PD Australia Finance Pty. Ltd.,

5.95%, 10/15/39	$50	$69

Teck Resources Ltd.,

6.25%, 7/15/41	300	400

Vale Overseas Ltd.,

3.75%, 7/8/30	100	104

		573

Oil & Gas Services & Equipment – 0.0%

Schlumberger Investment S.A.,

2.65%, 6/26/30	100	103

Pharmaceuticals – 0.1%

GlaxoSmithKline Capital PLC,

3.00%, 6/1/24	190	202

Shire Acquisitions Investments Ireland DAC,

3.20%, 9/23/26	105	113

		315

Pipeline – 0.0%

Enbridge, Inc.,

1.60%, 10/4/26	64	64

Retail - Consumer Discretionary – 0.1%

Alibaba Group Holding Ltd.,

2.70%, 2/9/41	280	257

Retail - Consumer Staples – 0.3%

Viterra Finance B.V.,

2.00%, 4/21/26(1)	555	559

Semiconductors – 0.3%

Broadcom Corp./Broadcom Cayman Finance Ltd.,

3.88%, 1/15/27	505	555

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,

2.70%, 5/1/25 (1)	95	99

		654

Sovereigns – 0.9%

Colombia Government International

Bond,

3.00%, 1/30/30	250	236

Indonesia Government International

Bond,

3.85%, 10/15/30	200	223

Israel Government International Bond,

2.75%, 7/3/30	200	213

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.1% continued

Sovereigns – 0.9% continued

Mexico Government International Bond,

3.25%, 4/16/30	$250	$256

4.50%, 1/31/50	250	256

Panama Government International Bond,

4.50%, 4/16/50	200	218

Peruvian Government International Bond,

2.84%, 6/20/30	150	151

Philippine Government International Bond,

3.75%, 1/14/29	250	278

Uruguay Government International Bond,

5.10%, 6/18/50	100	127

		1,958

Wireless Telecommunications Services – 0.4%

Orange S.A.,

5.38%, 1/13/42	100	134

Rogers Communications, Inc.,

2.90%, 11/15/26	200	212

Vodafone Group PLC,

4.38%, 5/30/28	200	230

4.25%, 9/17/50	200	230

		806

Wireline Telecommunications Services – 0.3%

British Telecommunications PLC,

5.13%, 12/4/28	330	386

Telefonica Emisiones S.A.,

4.10%, 3/8/27	300	337

		723

Total Foreign Issuer Bonds

(Cost $27,459)		27,469

U.S. GOVERNMENT AGENCIES – 17.2% (4)

Fannie Mae – 12.5%

Pool #535714,

7.50%, 1/1/31	3	4

Pool #555599,

7.00%, 4/1/33	9	10

Pool #555691,

5.00%, 7/1/33	219	250

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    148    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.2% (4) continued

Fannie Mae – 12.5% continued

Pool #712130,

7.00%, 6/1/33	$4	$5

Pool #889641,

5.50%, 8/1/37	165	191

Pool #995802,

5.50%, 12/1/35	168	195

Pool #AB5209,

3.00%, 5/1/32	311	332

Pool #AD0248,

5.50%, 11/1/37	290	335

Pool #AD0494,

5.50%, 8/1/37	173	197

Pool #AD0925,

5.00%, 4/1/40	157	179

Pool #AL0065,

4.50%, 4/1/41	555	619

Pool #AL5119,

4.00%, 4/1/34	185	204

Pool #AL6041,

4.00%, 8/1/33	1,041	1,133

Pool #AL7497,

3.50%, 9/1/40	307	332

Pool #AL8352,

3.00%, 10/1/44	354	377

Pool #AQ5150,

2.50%, 11/1/42	851	885

Pool #AS3655,

4.50%, 10/1/44	215	237

Pool #AS5722,

3.50%, 9/1/45	99	107

Pool #AS6520,

3.50%, 1/1/46	343	368

Pool #AS6730,

3.50%, 2/1/46	443	475

Pool #AS7088,

2.50%, 5/1/31	152	159

Pool #AS7568,

4.50%, 7/1/46	662	724

Pool #AS8576,

4.50%, 12/1/46	215	236

Pool #AS8984,

4.50%, 3/1/47	150	163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.2% (4) continued

Fannie Mae – 12.5% continued

Pool #BD7081,

4.00%, 3/1/47	$542	$587

Pool #BH6175,

3.50%, 7/1/47	105	112

Pool #BJ0686,

4.00%, 4/1/48	198	213

Pool #BM1761,

4.00%, 8/1/44	176	195

Pool #BM4056,

4.00%, 3/1/45	207	228

Pool #BM5168,

2.50%, 6/1/46	370	385

Pool #BM5969,

3.00%, 11/1/46	1,207	1,287

Pool #BM5984,

5.00%, 5/1/49	128	141

Pool #BM5996,

5.00%, 12/1/48	87	96

Pool #BP6499,

3.00%, 7/1/50	431	453

Pool #BP6675,

2.50%, 9/1/40	614	636

Pool #CA6422,

3.00%, 7/1/50	569	596

Pool #FM1303,

3.00%, 1/1/48	647	694

Pool #FM1472,

3.50%, 3/1/34	105	112

Pool #FM1572,

3.00%, 9/1/48	166	176

Pool #FM2053,

3.50%, 8/1/44	984	1,071

Pool #FM2671,

4.00%, 1/1/48	169	184

Pool #FM3173,

3.50%, 7/1/47	536	580

Pool #FM3201,

3.50%, 4/1/34	256	273

Pool #FM3266,

3.00%, 4/1/48	1,089	1,162

Pool #FM3727,

3.00%, 7/1/50	466	490

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    149    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.2% (4) continued

Fannie Mae – 12.5% continued

Pool #FM4172,

3.50%, 12/1/36	$1,182	$1,262

Pool #FM4491,

3.50%, 12/1/36	1,270	1,363

Pool #FM4605,

3.00%, 8/1/37	1,198	1,273

Pool #FM5237,

5.00%, 7/1/47	237	270

Pool #FM5383,

4.00%, 6/1/45	695	765

Pool #MA2232,

3.50%, 4/1/35	293	315

Pool #MA2864,

3.50%, 1/1/47	445	476

Pool #MA3088,

4.00%, 8/1/47	341	368

Pool #MA3183,

4.00%, 11/1/47	681	734

Pool #MA3184,

4.50%, 11/1/47	650	709

Pool #MA3211,

4.00%, 12/1/47	718	774

Pool #MA3448,

5.00%, 8/1/48	224	247

Pool #MA4186,

3.00%, 10/1/35	200	212

		26,156

Freddie Mac – 2.4%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,

3.59%, 1/25/25	460	495

Freddie Mac REMICS, Series 3013, Class HZ,

5.00%, 8/15/35	316	356

Pool #1B3575,

(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.40% Cap), 2.05%, 9/1/37(5)	4	4

Pool #1G2296,

(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap),

2.46%, 11/1/37(5)	10	10

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.2% (4) continued

Freddie Mac – 2.4% continued

Pool #RD5026,

3.00%, 4/1/30	$114	$120

Pool #SB0084,

3.00%, 2/1/32	563	597

Pool #SB0216,

3.00%, 12/1/32	147	155

Pool #SB0328,

3.00%, 6/1/34	459	484

Pool #SD0033,

3.00%, 12/1/47	216	232

Pool #ZK7457,

3.50%, 2/1/29	220	235

Pool #ZM4714,

3.50%, 11/1/47	698	744

Pool #ZM5332,

3.00%, 1/1/48	350	368

Pool #ZS4687,

2.50%, 11/1/46	203	210

Pool #ZT1333,

2.50%, 10/1/31	916	964

		4,974

Freddie Mac Gold – 0.8%

Pool #G16396,

3.50%, 2/1/33	120	128

Pool #G60948,

3.00%, 1/1/47	234	252

Pool #Q15842,

3.00%, 2/1/43	441	473

Pool #Q42460,

4.00%, 6/1/46	86	94

Pool #Q44452,

3.00%, 11/1/46	617	651

Pool #Q63667,

4.50%, 5/1/49	159	172

		1,770

Government National Mortgage Association – 0.2%

Government National Mortgage Association, Series 2017-95, Class QG,

2.50%, 8/20/46	344	360

Government National Mortgage Association I – 0.2%

Pool #604183,

5.50%, 4/15/33	2	2

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    150    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.2% (4) continued

Government National Mortgage Association I – 0.2% continued

Pool #633627,

5.50%, 9/15/34	$3	$3

Pool #757013,

3.50%, 12/15/40	386	412

		417

Government National Mortgage Association II – 1.1%

Pool #784801,

3.50%, 6/20/47	421	452

Pool #MA0089,

4.00%, 5/20/42	600	662

Pool #MA0782,

3.00%, 2/20/43	482	511

Pool #MA1287,

4.50%, 9/20/43	110	123

Pool #MA1996,

4.00%, 6/20/44	111	121

Pool #MA2755,

4.00%, 4/20/45	86	93

Pool #MA3666,

5.00%, 5/20/46	209	238

		2,200

Total U.S. Government Agencies

(Cost $35,352)		35,877

U.S. GOVERNMENT OBLIGATIONS – 26.9%

U.S. Treasury Bonds – 7.9%

1.75%, 8/15/41	6,208	5,934

1.88%, 2/15/51	2,610	2,489

2.38%, 5/15/51	2,402	2,563

2.00%, 8/15/51	5,685	5,585

		16,571

U.S. Treasury Notes – 17.5%

0.13%, 8/31/23	27,455	27,382

0.38%, 8/15/24	4,859	4,842

0.75%, 8/31/26	3,388	3,352

1.25%, 8/15/31	1,028	1,003

		36,579

U.S. Treasury Strips – 1.5%

1.46%, 2/15/51(6)	5,910	3,171

Total U.S. Government Obligations

(Cost $57,098)		56,321

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 0.1%

Florida – 0.1%

Miami-Dade County Seaport Subordinate Taxable Revenue Refunding Bonds, Series B-3,

1.86%, 10/1/30	$100	$100

Total Municipal Bonds

(Cost $100)		100

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(7) (8)	9,429,642	$9,430

Total Investment Companies

(Cost $9,430)		9,430

Total Investments – 99.3%

(Cost $206,325)		207,526

	Other Assets less Liabilities – 0.7%	1,513

NET ASSETS – 100.0%		$209,039

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(5)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(6)	Discount rate at the time of purchase.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    151    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

CORE BOND FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS
Asset-backed securities	2.5%

Corporate bonds	35.0%

Foreign Issuer Bonds	13.1%

U.S. Government Agencies	17.2%

U.S. Government Obligations	26.9%

Municipal Bonds	0.1%

Investment Companies	4.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities	$—	$5,263	$—	$5,263

Corporate Bonds(1)	—	73,066	—	73,066

Foreign Issuer Bonds(1)	—	27,469	—	27,469

U.S. Government Agencies(1)	—	35,877	—	35,877

U.S. Government Obligations(1)	—	56,321	—	56,321

Municipal Bonds	—	100	—	100

Investment Companies	9,430	—	—	9,430
Total Investments	$9,430	$198,096	$—	$207,526

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    152    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BAC KED SECURITIES – 2.3%

Commercial Mortgage-Backed Securities – 2.3%

BANK, Series 2019-BN16, Class A4

4.01%, 2/15/52	$3,900	$4,436

Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A5

3.14%, 2/10/48	5,805	6,161

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-C5, Class A5

3.69%, 3/15/50	2,400	2,633

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5

3.64%, 10/15/48	4,910	5,344

		18,574

Total Asset-Backed Securities

(Cost $17,386)		18,574

CORPORATE BONDS – 45.0%

Aerospace & Defense – 1.3%

Boeing (The) Co.,

2.20%, 2/4/26	1,760	1,773

2.95%, 2/1/30	730	744

5.81%, 5/1/50	1,180	1,573

3.95%, 8/1/59	595	611

Howmet Aerospace, Inc.,

6.88%, 5/1/25	1,854	2,169

Huntington Ingalls Industries, Inc.,

2.04%, 8/16/28 (1)	1,950	1,924

Northrop Grumman Corp.,

2.93%, 1/15/25	845	895

Raytheon Technologies Corp.,

3.65%, 8/16/23	489	517

Teledyne Technologies, Inc.,

2.25%, 4/1/28	350	356

		10,562

Airlines – 0.5%

Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,

6.50%, 6/20/27 (1)	1,255	1,365

Southwest Airlines Co.,

5.13%, 6/15/27	1,530	1,789

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Airlines – 0.5% continued

United Airlines Pass Through Trust, Series 2020-1, Class B,

4.88%, 1/15/26	$878	$926

		4,080

Apparel & Textile Products – 0.3%

VF Corp.,

2.40%, 4/23/25	1,750	1,823

2.95%, 4/23/30	545	574

		2,397

Automobiles Manufacturing – 1.1%

Ford Motor Co.,

9.00%, 4/22/25	2,520	3,030

General Motors Co.,

6.75%, 4/1/46	830	1,184

General Motors Financial Co., Inc.,

2.70%, 8/20/27	2,235	2,322

Hyundai Capital America,

2.00%, 6/15/28 (1)	1,230	1,208

Stellantis Finance U.S., Inc.,

1.71%, 1/29/27 (1)	1,172	1,168

		8,912

Banks – 0.5%

CIT Bank N.A.,

(Variable, U.S. SOFR + 1.72%),

2.97%, 9/27/25 (2)	750	788

PNC Financial Services Group (The), Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.60%), 3.40%, 9/15/26 (2) (3)	1,187	1,184

Wells Fargo & Co.,

3.00%, 10/23/26	1,000	1,072

(Variable, U.S. SOFR + 2.10%),
2.39%, 6/2/28 (2)	960	990

		4,034

Biotechnology – 0.4%

Amgen, Inc.,

3.13%, 5/1/25	1,255	1,340

2.20%, 2/21/27	1,235	1,278

Gilead Sciences, Inc.,

2.60%, 10/1/40	620	590

		3,208

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    153    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Cable & Satellite – 1.0%

Charter Communications Operating LLC/Charter Communications Operating Capital,

5.05%, 3/30/29	$790	$925

6.38%, 10/23/35	2,370	3,116

Comcast Corp.,

1.50%, 2/15/31	592	562

Cox Communications, Inc.,

2.95%, 10/1/50 (1)	845	795

CSC Holdings LLC,

4.63%, 12/1/30 (1)	2,580	2,446

		7,844

Casinos & Gaming – 0.4%

Boyd Gaming Corp.,

4.75%, 12/1/27	2,470	2,546

Genting New York LLC/GENNY Capital, Inc.,

3.30%, 2/15/26 (1)	650	644

		3,190

Chemicals – 0.7%

Avery Dennison Corp.,

2.65%, 4/30/30	1,105	1,131

Dow Chemical (The) Co.,

3.63%, 5/15/26	700	767

LYB International Finance III LLC,

2.25%, 10/1/30	300	300

NewMarket Corp.,

2.70%, 3/18/31	1,060	1,061

RPM International, Inc.,

4.55%, 3/1/29	895	1,023

Sherwin-Williams (The) Co.,

3.95%, 1/15/26	800	886

Valvoline, Inc.,

3.63%, 6/15/31 (1)	670	662

		5,830

Commercial Finance – 0.5%

Air Lease Corp.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.08%), 4.65%, 6/15/26 (2) (3)	1,305	1,365

1.88%, 8/15/26	725	723

2.10%, 9/1/28	980	952

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Commercial Finance – 0.5% continued

GATX Corp.,

4.00%, 6/30/30	$760	$848

3.10%, 6/1/51	395	373

		4,261

Communications Equipment – 0.1%

Motorola Solutions, Inc.,

2.30%, 11/15/30	625	614

Construction Materials Manufacturing – 0.3%

Carlisle Cos., Inc.,

2.75%, 3/1/30	1,065	1,099

Martin Marietta Materials, Inc.,

2.50%, 3/15/30	1,135	1,155

		2,254

Consumer Finance – 1.5%

Ally Financial, Inc.,

5.80%, 5/1/25	1,060	1,219

Fidelity National Information Services, Inc.,

1.15%, 3/1/26	1,060	1,051

3.10%, 3/1/41	195	197

Fiserv, Inc.,

3.20%, 7/1/26	1,920	2,073

Global Payments, Inc.,

1.20%, 3/1/26	1,005	995

2.90%, 5/15/30	1,000	1,032

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,

4.25%, 2/1/27 (1)	1,950	1,930

Square, Inc.,

2.75%, 6/1/26 (1)	640	649

3.50%, 6/1/31 (1)	640	656

Starwood Property Trust, Inc.,

3.63%, 7/15/26 (1)	1,280	1,290

Western Union (The) Co.,

2.75%, 3/15/31	1,160	1,162

		12,254

Consumer Services – 0.3%

Block Financial LLC,

2.50%, 7/15/28	1,090	1,105

3.88%, 8/15/30	1,130	1,229

		2,334

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    154    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Containers & Packaging – 0.8%

Berry Global, Inc.,

1.57%, 1/15/26 (1)	$415	$415

Flex Acquisition Co., Inc.,

7.88%, 7/15/26 (1)	1,830	1,912

Graphic Packaging International LLC,

1.51%, 4/15/26 (1)	790	790

Mauser Packaging Solutions Holding Co.,

7.25%, 4/15/25 (1)	2,805	2,788

Packaging Corp. of America,

3.40%, 12/15/27	585	637

		6,542

Department Stores – 0.2%

Nordstrom, Inc.,

4.25%, 8/1/31	650	658

5.00%, 1/15/44	790	775

		1,433

Design, Manufacturing & Distribution – 0.2%

Jabil, Inc.,

1.70%, 4/15/26	1,025	1,031

3.60%, 1/15/30	480	520

		1,551

Diversified Banks – 2.4%

Bank of America Corp.,

(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (2) (3)	910	1,039

(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (2)	1,095	1,118

(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (2)	1,805	1,838

Citigroup, Inc.,

(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (2)	1,320	1,324

(Variable, ICE LIBOR USD 3M + 1.15%), 3.52%, 10/27/28 (2)	1,200	1,305

(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (2)	1,140	1,316

(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (2)	1,080	1,091

JPMorgan Chase & Co.,

(Variable, U.S. SOFR + 3.38%), 5.00%, 8/1/24 (2) (3)	2,470	2,578

3.88%, 9/10/24	1,940	2,109

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Diversified Banks – 2.4% continued

(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (2) (3)	$1,770	$1,810

(Variable, U.S. SOFR + 1.85%), 2.08%, 4/22/26 (2)	1,275	1,311

(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (2)	1,200	1,177

(Variable, U.S. SOFR + 1.07%), 1.95%, 2/4/32 (2)	1,400	1,351

		19,367

Educational Services – 0.1%

Massachusetts Institute of Technology,

2.99%, 7/1/50	200	216

President and Fellows of Harvard College,

4.88%, 10/15/40	200	271

		487

Electrical Equipment Manufacturing – 0.6%

Acuity Brands Lighting, Inc.,

2.15%, 12/15/30	1,145	1,118

Hubbell, Inc.,

2.30%, 3/15/31	770	773

Keysight Technologies, Inc.,

4.55%, 10/30/24	409	452

3.00%, 10/30/29	690	728

Vontier Corp.,

1.80%, 4/1/26 (1)	800	794

2.40%, 4/1/28 (1)	800	788

		4,653

Entertainment Content – 0.6%

Discovery Communications LLC,

3.63%, 5/15/30	1,000	1,085

ViacomCBS, Inc.,

4.95%, 5/19/50	810	1,014

Walt Disney (The) Co.,

1.75%, 1/13/26	1,850	1,898

2.20%, 1/13/28	1,045	1,080

		5,077

Exploration & Production – 1.6%

ConocoPhillips,

6.50%, 2/1/39	350	510

CrownRock L.P./CrownRock Finance, Inc.,

5.00%, 5/1/29 (1)	1,290	1,347

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    155    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Exploration & Production – 1.6% continued

Diamondback Energy, Inc.,

3.13%, 3/24/31	$1,200	$1,246

Hess Corp.,

7.13%, 3/15/33	900	1,217

5.60%, 2/15/41	1,290	1,612

5.80%, 4/1/47	1,485	1,934

Ovintiv, Inc.,

6.50%, 8/15/34	1,235	1,666

SM Energy Co.,

5.63%, 6/1/25	1,665	1,675

WPX Energy, Inc.,

4.50%, 1/15/30	1,593	1,720

		12,927

Financial Services – 3.2%

Ares Capital Corp.,

4.25%, 3/1/25	925	993

Ares Finance Co. III LLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.24%), 4.13%, 6/30/51 (1) (2)	2,045	2,116

Charles Schwab (The) Corp.,

(Variable, ICE LIBOR USD 3M + 2.58%), 5.00%, 12/1/27 (2) (3)	693	737

FMR LLC,

6.45%, 11/15/39 (1)	1,265	1,840

FS KKR Capital Corp.,

4.13%, 2/1/25	2,620	2,799

Goldman Sachs BDC, Inc.,

3.75%, 2/10/25	830	879

Goldman Sachs Group (The), Inc.,

(Variable, ICE LIBOR USD 3M + 2.87%), 5.00%, 11/10/22 (2) (3)	1,795	1,813

3.50%, 4/1/25	1,320	1,419

Icahn Enterprises L.P./Icahn Enterprises

Finance Corp.,

4.75%, 9/15/24	2,000	2,080

5.25%, 5/15/27	1,465	1,520

Intercontinental Exchange, Inc.,

2.65%, 9/15/40	1,235	1,178

Jefferies Group LLC,

2.75%, 10/15/32	840	842

Morgan Stanley,

(Variable, U.S. SOFR + 1.99%), 2.19%, 4/28/26 (2)	1,160	1,198

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Financial Services – 3.2% continued

(Variable, U.S. SOFR + 0.88%), 1.59%, 5/4/27 (2)	$722	$724

(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (2)	1,525	1,452

Nasdaq, Inc.,

1.65%, 1/15/31	1,060	999

Oaktree Specialty Lending Corp.,

2.70%, 1/15/27	1,180	1,184

Prospect Capital Corp.,

3.71%, 1/22/26	1,930	1,988

State Street Corp.,

(Variable, U.S. SOFR + 2.65%), 3.15%, 3/30/31 (2)	405	443

		26,204

Food & Beverage – 0.8%

Anheuser-Busch Cos.

LLC/Anheuser-Busch InBev

Worldwide, Inc.,

3.65%, 2/1/26	1,075	1,179

Conagra Brands, Inc.,

1.38%, 11/1/27	765	745

Flowers Foods, Inc.,

2.40%, 3/15/31	385	385

McCormick & Co., Inc.,

1.85%, 2/15/31	705	681

NBM U.S. Holdings, Inc.,

7.00%, 5/14/26	1,825	1,942

Pernod Ricard International

Finance LLC,

1.63%, 4/1/31 (1)	690	651

Smithfield Foods, Inc.,

2.63%, 9/13/31 (1)	1,240	1,206

		6,789

Forest & Paper Products Manufacturing – 0.1%

Mercer International, Inc.,

5.13%, 2/1/29	505	516

Funds & Trusts – 0.2%

Blackstone Private Credit Fund,

2.63%, 12/15/26(1)	1,240	1,236

Hardware – 1.2%

Dell International LLC/EMC Corp.,

5.85%, 7/15/25	2,435	2,833

8.10%, 7/15/36	1,315	1,994

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    156    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Hardware – 1.2% continued

Hewlett Packard Enterprise Co.,

4.65%, 10/1/24	$1,000	$1,105

6.35%, 10/15/45	1,235	1,658

HP, Inc.,

2.65%, 6/17/31 (1)	2,045	2,025

		9,615

Health Care Facilities & Services – 1.5%

Cardinal Health, Inc.,

4.90%, 9/15/45	1,180	1,409

Cigna Corp.,

1.25%, 3/15/26	1,050	1,048

2.38%, 3/15/31	770	777

DaVita, Inc.,

4.63%, 6/1/30 (1)	3,000	3,086

Fresenius Medical Care U.S. Finance III, Inc.,

1.88%, 12/1/26 (1)	819	823

Laboratory Corp. of America Holdings,

1.55%, 6/1/26	1,820	1,823

2.70%, 6/1/31	1,185	1,211

Quest Diagnostics, Inc.,

2.80%, 6/30/31	645	673

Universal Health Services, Inc.,

2.65%, 1/15/32 (1)	1,250	1,238

		12,088

Home Improvement – 0.0%

Masco Corp.,

1.50%, 2/15/28	350	341

Homebuilders – 0.5%

D.R. Horton, Inc.,

1.30%, 10/15/26	718	710

1.40%, 10/15/27	1,140	1,117

MDC Holdings, Inc.,

6.00%, 1/15/43	1,975	2,486

		4,313

Integrated Oils – 0.1%

BP Capital Markets America, Inc.,

1.75%, 8/10/30	470	457

Exxon Mobil Corp.,

4.23%, 3/19/40	635	754

		1,211

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Internet Media – 0.1%

Expedia Group, Inc.,

2.95%, 3/15/31	$395	$399

Leisure Products Manufacturing – 0.1%

Brunswick Corp.,

2.40%, 8/18/31	1,000	967

Life Insurance – 1.5%

Athene Global Funding,

2.50%, 3/24/28 (1)	1,185	1,213

Brighthouse Financial Global Funding,

1.55%, 5/24/26 (1)	1,235	1,240

Global Atlantic Fin Co.,

3.13%, 6/15/31 (1)	820	829

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.80%), 4.70%, 10/15/51 (1) (2)	1,291	1,335

Ohio National Financial Services, Inc.,

5.80%, 1/24/30 (1)	2,095	2,398

Protective Life Corp.,

8.45%, 10/15/39	3,475	5,593

		12,608

Machinery Manufacturing – 0.4%

CNH Industrial Capital LLC,

1.88%, 1/15/26	2,285	2,316

IDEX Corp.,

3.00%, 5/1/30	360	380

2.63%, 6/15/31	360	366

Xylem, Inc.,

2.25%, 1/30/31	575	575

		3,637

Managed Care – 0.6%

Anthem, Inc.,

3.50%, 8/15/24	1,500	1,605

2.38%, 1/15/25	715	745

Centene Corp.,

4.63%, 12/15/29	1,870	2,038

UnitedHealth Group, Inc.,

2.30%, 5/15/31	618	630

		5,018

Mass Merchants – 0.2%

Dollar General Corp.,

3.50%, 4/3/30	1,765	1,941

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    157    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Medical Equipment & Devices Manufacturing – 0.3%

Alcon Finance Corp.,

2.60%, 5/27/30 (1)	$750	$766

Boston Scientific Corp.,

1.90%, 6/1/25	750	769

DENTSPLY SIRONA, Inc.,

3.25%, 6/1/30	1,025	1,092

		2,627

Metals & Mining – 0.7%

Glencore Funding LLC,

1.63%, 4/27/26 (1)	1,240	1,234

3.88%, 10/27/27 (1)	630	687

Kaiser Aluminum Corp.,

4.63%, 3/1/28 (1)	1,795	1,853

Novelis Corp.,

4.75%, 1/30/30 (1)	1,000	1,053

Southern Copper Corp.,

6.75%, 4/16/40	400	557

		5,384

Oil & Gas Services & Equipment – 0.2%

Halliburton Co.,

2.92%, 3/1/30	400	414

5.00%, 11/15/45	300	359

NOV, Inc.,

3.60%, 12/1/29	440	463

		1,236

Pharmaceuticals – 0.1%

Mylan, Inc.,

5.20%, 4/15/48	865	1,065

Pipeline – 2.3%

Boardwalk Pipelines L.P.,

4.80%, 5/3/29	965	1,105

Cheniere Energy Partners L.P.,

4.00%, 3/1/31 (1)	1,290	1,351

Energy Transfer L.P.,

4.20%, 9/15/23	1,005	1,068

3.90%, 7/15/26	1,685	1,840

EQM Midstream Partners L.P.,

6.50%, 7/15/48	2,160	2,457

ITT Holdings LLC,

6.50%, 8/1/29 (1)	2,560	2,582

Kinder Morgan, Inc.,

4.30%, 6/1/25	600	663

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Pipeline – 2.3% continued

2.00%, 2/15/31	$1,300	$1,253

MPLX L.P.,

4.88%, 6/1/25	1,185	1,324

4.13%, 3/1/27	700	782

4.50%, 4/15/38	700	781

ONEOK, Inc.,

4.00%, 7/13/27	1,250	1,385

Western Midstream Operating L.P.,

6.50%, 2/1/50	1,590	1,871

		18,462

Power Generation – 0.9%

Calpine Corp.,

4.50%, 2/15/28 (1)	2,185	2,229

Liberty Utilities Finance GP 1,

2.05%, 9/15/30 (1)	1,070	1,035

NRG Energy, Inc.,

2.45%, 12/2/27 (1)	415	421

3.63%, 2/15/31 (1)	2,025	1,989

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,

4.50%, 8/15/28 (1)	660	688

Terraform Global Operating LLC,

6.13%, 3/1/26 (1)	1,035	1,065

		7,427

Property & Casualty Insurance – 0.6%

Brown & Brown, Inc.,

2.38%, 3/15/31	1,155	1,151

Chubb INA Holdings, Inc.,

3.35%, 5/3/26	400	436

1.38%, 9/15/30	150	142

Liberty Mutual Group, Inc.,

4.30%, 2/1/61 (1)	1,950	1,853

Marsh & McLennan Cos., Inc.,

3.75%, 3/14/26	400	440

4.90%, 3/15/49	300	404

Progressive (The) Corp.,

3.20%, 3/26/30	250	273

Willis North America, Inc.,

2.95%, 9/15/29	200	209

		4,908

Publishing & Broadcasting – 0.5%

Lamar Media Corp.,

3.63%, 1/15/31	1,010	1,010

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    158    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Publishing & Broadcasting – 0.5% continued

News Corp.,

3.88%, 5/15/29 (1)	$880	$904

TEGNA, Inc.,

5.00%, 9/15/29	1,850	1,906

		3,820

Railroad – 0.1%

Union Pacific Corp.,

2.38%, 5/20/31	405	415

Real Estate – 3.5%

American Campus Communities Operating Partnership L.P.,

2.85%, 2/1/30	1,044	1,072

American Tower Corp.,

3.13%, 1/15/27	885	943

AvalonBay Communities, Inc.,

2.30%, 3/1/30	250	254

Boston Properties L.P.,

2.55%, 4/1/32	1,420	1,418

Brixmor Operating Partnership L.P.,

4.05%, 7/1/30	600	670

Crown Castle International Corp.,

1.05%, 7/15/26	1,200	1,174

EPR Properties,

4.50%, 4/1/25	1,500	1,602

4.50%, 6/1/27	2,215	2,405

Equinix, Inc.,

3.20%, 11/18/29	1,015	1,077

2.50%, 5/15/31	1,100	1,107

ERP Operating L.P.,

3.25%, 8/1/27	80	87

Essex Portfolio L.P.,

2.65%, 3/15/32	845	854

Healthcare Realty Trust, Inc.,

2.40%, 3/15/30	1,860	1,867

Healthpeak Properties, Inc.,

3.25%, 7/15/26	655	711

Iron Mountain, Inc.,

4.88%, 9/15/27 (1)	1,765	1,832

iStar, Inc.,

4.75%, 10/1/24	1,700	1,798

Kimco Realty Corp.,

2.70%, 10/1/30	500	514

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Real Estate – 3.5% continued

MPT Operating Partnership L.P./MPT Finance Corp.,

3.50%, 3/15/31	$1,940	$1,979

Office Properties Income Trust,

2.65%, 6/15/26	1,090	1,100

Realty Income Corp.,

4.13%, 10/15/26	500	561

Safehold Operating Partnership L.P.,

2.80%, 6/15/31	190	191

SBA Communications Corp.,

3.13%, 2/1/29 (1)	1,150	1,111

Simon Property Group L.P.,

2.65%, 7/15/30	750	773

STORE Capital Corp.,

2.75%, 11/18/30	760	764

Ventas Realty L.P.,

4.40%, 1/15/29	1,600	1,829

VEREIT Operating Partnership L.P.,

3.40%, 1/15/28	375	405

2.20%, 6/15/28	770	779

		28,877

Refining & Marketing – 0.5%

CVR Energy, Inc.,

5.75%, 2/15/28 (1)	1,995	1,977

Marathon Petroleum Corp.,

3.80%, 4/1/28	785	860

Murphy Oil U.S.A., Inc.,

4.75%, 9/15/29	1,000	1,059

Phillips 66,

2.15%, 12/15/30	500	488

		4,384

Restaurants – 0.3%

Golden Nugget, Inc.,

6.75%, 10/15/24 (1)	1,920	1,923

Starbucks Corp.,

2.00%, 3/12/27	815	836

		2,759

Retail - Consumer Discretionary – 0.7%

Advance Auto Parts, Inc.,

1.75%, 10/1/27	860	856

AutoNation, Inc.,

2.40%, 8/1/31	730	712

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    159    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Retail - Consumer Discretionary – 0.7% continued

Best Buy Co., Inc.,

1.95%, 10/1/30	$640	$623

eBay, Inc.,

3.60%, 6/5/27	395	437

Genuine Parts Co.,

1.88%, 11/1/30	770	736

Ross Stores, Inc.,

4.60%, 4/15/25	1,100	1,228

0.88%, 4/15/26	1,130	1,111

		5,703

Semiconductors – 0.7%

Broadcom, Inc.,

3.15%, 11/15/25	1,270	1,357

4.30%, 11/15/32	2,060	2,309

3.50%, 2/15/41 (1)	440	435

Qorvo, Inc.,

3.38%, 4/1/31 (1)	1,220	1,286

Skyworks Solutions, Inc.,

1.80%, 6/1/26	175	177

3.00%, 6/1/31	360	368

		5,932

Software & Services – 1.5%

Citrix Systems, Inc.,

4.50%, 12/1/27	660	730

Equifax, Inc.,

3.10%, 5/15/30	1,150	1,216

Fortinet, Inc.,

1.00%, 3/15/26	360	355

2.20%, 3/15/31	400	396

Infor, Inc.,

1.75%, 7/15/25 (1)	865	876

Leidos, Inc.,

3.63%, 5/15/25	430	464

Moody’s Corp.,

4.25%, 2/1/29	440	505

Oracle Corp.,

2.30%, 3/25/28	975	997

3.65%, 3/25/41	785	812

3.60%, 4/1/50	975	976

3.95%, 3/25/51	1,185	1,250

Roper Technologies, Inc.,

3.80%, 12/15/26	456	507

2.00%, 6/30/30	690	676

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Software & Services – 1.5% continued

ServiceNow, Inc.,

1.40%, 9/1/30	$380	$356

Vmware, Inc.,

1.80%, 8/15/28	720	709

4.70%, 5/15/30	1,130	1,332

		12,157

Supermarkets & Pharmacies – 0.3%

7-Eleven, Inc.,

1.80%, 2/10/31 (1)	790	752

Walgreens Boots Alliance, Inc.,

3.20%, 4/15/30	1,805	1,933

		2,685

Tobacco – 0.8%

Altria Group, Inc.,

3.40%, 2/4/41	1,580	1,496

BAT Capital Corp.,

4.70%, 4/2/27	2,045	2,310

Philip Morris International, Inc.,

1.75%, 11/1/30	1,020	983

Reynolds American, Inc.,

5.85%, 8/15/45	1,172	1,406

		6,195

Transportation & Logistics – 0.5%

JB Hunt Transport Services, Inc.,

3.88%, 3/1/26	1,010	1,118

Penske Truck Leasing Co. L.P./PTL Finance Corp.,

4.00%, 7/15/25 (1)	2,090	2,284

Ryder System, Inc.,

2.90%, 12/1/26	380	405

		3,807

Travel & Lodging – 0.1%

Marriott International, Inc.,

3.13%, 6/15/26	600	642

Utilities – 2.1%

AES (The) Corp.,

1.38%, 1/15/26	1,275	1,258

Avangrid, Inc.,

3.80%, 6/1/29	1,060	1,180

Berkshire Hathaway Energy Co.,

1.65%, 5/15/31	645	618

2.85%, 5/15/51	865	827

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    160    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Utilities – 2.1% continued

CenterPoint Energy, Inc.,

2.95%, 3/1/30	$785	$821

Dominion Energy, Inc.,

3.07%, 8/15/24	660	698

DTE Energy Co.,

1.05%, 6/1/25	980	972

Entergy Texas, Inc.,

1.75%, 3/15/31	537	509

Eversource Energy,

1.65%, 8/15/30	500	475

Exelon Corp.,

5.63%, 6/15/35	1,480	1,916

NextEra Energy Capital Holdings, Inc.,

3.50%, 4/1/29	595	650

2.25%, 6/1/30	610	613

NiSource, Inc.,

3.60%, 5/1/30	500	548

Pacific Gas and Electric Co.,

4.55%, 7/1/30	665	719

Public Service Enterprise Group, Inc.,

0.80%, 8/15/25	980	964

San Diego Gas & Electric Co.,

1.70%, 10/1/30	765	737

Southern (The) Co.,

3.70%, 4/30/30	950	1,043

Southern California Gas Co.,

2.60%, 6/15/26	650	687

Southern Co. Gas Capital Corp.,

1.75%, 1/15/31	1,160	1,104

Xcel Energy, Inc.,

2.60%, 12/1/29	410	424

		16,763

Wireless Telecommunications Services – 2.2%

AT&T, Inc.,

2.55%, 12/1/33	1,066	1,049

6.55%, 6/15/34	2,357	3,177

Sprint Capital Corp.,

6.88%, 11/15/28	2,040	2,611

Sprint Corp.,

7.13%, 6/15/24	1,705	1,941

T-Mobile U.S.A., Inc.,

3.50%, 4/15/25	2,095	2,257

3.40%, 10/15/52 (1)	1,230	1,199

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 45.0% continued

Wireless Telecommunications Services – 2.2% continued

3.60%, 11/15/60	$850	$836

Verizon Communications, Inc.,

2.10%, 3/22/28	580	589

1.75%, 1/20/31	1,135	1,079

2.55%, 3/21/31	710	719

4.40%, 11/1/34	1,285	1,522

3.40%, 3/22/41	1,160	1,211

		18,190

Wireline Telecommunications Services – 0.2%

Level 3 Financing, Inc.,

4.63%, 9/15/27(1)	1,850	1,903

Total Corporate Bonds

(Cost $353,809)		366,035

FOREIGN ISSUER BONDS – 16.4%

Airlines – 0.2%

Air Canada,

3.88%, 8/15/26(1)	1,950	1,968

Banks – 3.1%

Australia & New Zealand Banking Group Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.29%), 2.95%, 7/22/30 (1) (2)	2,200	2,287

BPCE S.A.,

3.50%, 10/23/27 (1)	575	620

(Variable, U.S. SOFR + 1.31%), 2.28%, 1/20/32 (1) (2)	1,275	1,238

Deutsche Bank A.G.,

(Variable, U.S. SOFR + 2.76%), 3.73%, 1/14/32 (2)	1,920	1,982

(Variable, U.S. SOFR + 1.72%), 3.04%, 5/28/32 (2)	1,441	1,462

Intesa Sanpaolo S.p.A.,

3.88%, 1/12/28 (1)	810	869

4.20%, 6/1/32 (1)	3,964	4,064

Lloyds Banking Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26 (2)	800	830

National Australia Bank Ltd.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.88%), 3.93%, 8/2/34 (1) (2)	540	581

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    161    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 16.4% continued

Banks – 3.1% continued

Nationwide Building Society,

1.00%, 8/28/25 (1)	$2,200	$2,185

Santander UK Group Holdings PLC,

(Variable, U.S. SOFR + 0.99%), 1.67%, 6/14/27 (2)	1,794	1,787

UniCredit S.p.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.55%), 3.13%, 6/3/32 (1) (2)	2,031	2,058

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.75%), 5.46%, 6/30/35 (1) (2)	1,940	2,140

Westpac Banking Corp.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.35%), 2.89%, 2/4/30 (2)	2,130	2,206

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.00%), 4.11%, 7/24/34 (2)	270	293

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.75%), 2.67%, 11/15/35 (2)	790	774

		25,376

Biotechnology – 0.2%

Royalty Pharma PLC,

1.75%, 9/2/27	345	344

3.30%, 9/2/40	505	503

3.55%, 9/2/50	805	791

		1,638

Cable & Satellite – 0.4%

LCPR Senior Secured Financing DAC,

6.75%, 10/15/27 (1)	600	636

UPC Holding B.V.,

5.50%, 1/15/28 (1)	2,625	2,748

		3,384

Casinos & Gaming – 0.1%

Sands China Ltd.,

2.85%, 3/8/29(1)	1,224	1,178

Chemicals – 0.0%

Nutrien Ltd.,

4.00%, 12/15/26	300	335

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 16.4% continued

Commercial Finance – 0.5%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,

1.75%, 1/30/26	$760	$752

4.63%, 10/15/27	1,000	1,115

Aircastle Ltd.,

4.25%, 6/15/26	710	776

Avolon Holdings Funding Ltd.,

3.25%, 2/15/27 (1)	1,220	1,258

		3,901

Communications Equipment – 0.3%

Xiaomi Best Time International Ltd.,

4.10%, 7/14/51(1)	2,041	2,069

Design, Manufacturing & Distribution – 0.4%

Flex Ltd.,

4.75%, 6/15/25	1,625	1,804

4.88%, 6/15/29	1,125	1,294

		3,098

Diversified Banks – 3.0%

Barclays PLC,

(Variable, U.S. SOFR + 2.71%), 2.85%, 5/7/26 (2)	1,250	1,313

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	1,221	1,220

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.90%), 2.65%, 6/24/31 (2)	1,250	1,259

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.90%), 3.56%, 9/23/35 (2)	1,984	2,058

BNP Paribas S.A.,

(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (2)	780	773

(Variable, U.S. SOFR + 1.51%), 3.05%, 1/13/31 (1) (2)	670	702

Credit Agricole S.A.,

3.25%, 1/14/30 (1)	1,000	1,049

2.81%, 1/11/41 (1)	1,218	1,162

Deutsche Bank A.G.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%),
6.00%, 10/30/25 (2) (3)	1,800	1,895

HSBC Holdings PLC,

4.30%, 3/8/26	1,500	1,670

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    162    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 16.4% continued

Diversified Banks – 3.0% continued

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.00%, 3/9/26 (2) (3)	$545	$546

Mitsubishi UFJ Financial Group, Inc.,

3.85%, 3/1/26	1,250	1,380

Natwest Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (2) (3)	650	653

Societe Generale S.A.,

2.63%, 10/16/24 (1)	1,825	1,899

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.93%), 4.75%, 5/26/26 (1) (2) (3)	1,200	1,226

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.51%), 5.38%, 11/18/30 (1) (2) (3)	1,200	1,285

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 2.89%, 6/9/32 (1) (2)	1,227	1,234

3.63%, 3/1/41 (1)	805	820

Standard Chartered PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.46%, 1/14/27 (1) (2)	615	605

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.30%), 3.27%, 2/18/36 (1) (2)	1,225	1,215

Sumitomo Mitsui Financial Group, Inc.,

2.13%, 7/8/30	800	788

		24,752

Electrical Equipment Manufacturing – 0.3%

Johnson Controls International PLC,

5.13%, 9/14/45	115	150

Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A.,

2.00%, 9/16/31	1,110	1,081

Siemens Financieringsmaatschappij N.V.,

1.20%, 3/11/26 (1)	1,160	1,156

		2,387

Exploration & Production – 0.2%

Canadian Natural Resources Ltd.,

2.95%, 7/15/30	700	725

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 16.4% continued

Exploration & Production – 0.2% continued

Santos Finance Ltd.,

3.65%, 4/29/31 (1)	$830	$845

		1,570

Financial Services – 1.3%

Credit Suisse Group A.G.,

(Variable, U.S. SOFR + 2.04%), 2.19%, 6/5/26 (1) (2)	2,340	2,384

(Variable, U.S. SOFR + 3.73%), 4.19%, 4/1/31 (1) (2)	965	1,081

(Variable, U.S. SOFR + 1.73%), 3.09%, 5/14/32 (1) (2)	1,227	1,255

LSEGA Financing PLC,

1.38%, 4/6/26 (1)	1,195	1,193

2.00%, 4/6/28 (1)	597	600

Nomura Holdings, Inc.,

2.61%, 7/14/31	1,800	1,793

UBS Group A.G.,

(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.10%, 2/11/32 (1) (2)	1,985	1,931

		10,237

Food & Beverage – 0.9%

Coca-Cola Europacific Partners PLC,

1.50%, 1/15/27 (1)	629	624

Coca-Cola Femsa S.A.B. de C.V.,

1.85%, 9/1/32	845	800

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

6.50%, 4/15/29 (1)	4,000	4,470

5.50%, 1/15/30 (1)	1,575	1,752

		7,646

Forest & Paper Products Manufacturing – 0.3%

Suzano Austria GmbH,

3.13%, 1/15/32	2,549	2,462

Hardware – 0.1%

Lenovo Group Ltd.,

3.42%, 11/2/30 (1)	425	443

Seagate HDD Cayman,

3.13%, 7/15/29 (1)	525	508

		951

Integrated Oils – 0.2%

Cenovus Energy, Inc.,

6.75%, 11/15/39	395	537

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    163    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 16.4% continued

Integrated Oils – 0.2% continued

5.40%, 6/15/47	$790	$969

Qatar Petroleum,

3.13%, 7/12/41 (1)	123	123

		1,629

Internet Media – 0.5%

Baidu, Inc.,

1.72%, 4/9/26	1,405	1,408

Prosus N.V.,

3.83%, 2/8/51 (1)	645	587

Tencent Holdings Ltd.,

2.99%, 1/19/23 (1)	925	949

2.88%, 4/22/31 (1)	1,272	1,298

		4,242

Life Insurance – 0.2%

Athene Holding Ltd.,

3.50%, 1/15/31	1,140	1,221

Medical Equipment & Devices Manufacturing – 0.1%

Smith & Nephew PLC,

2.03%, 10/14/30	1,070	1,044

Metals & Mining – 0.6%

Barrick PD Australia Finance Pty. Ltd.,

5.95%, 10/15/39	250	343

New Gold, Inc.,

6.38%, 5/15/25 (1)	367	378

Teck Resources Ltd.,

6.25%, 7/15/41	2,815	3,757

		4,478

Oil & Gas Services & Equipment – 0.1%

Schlumberger Investment S.A.,

2.65%, 6/26/30	400	413

Pharmaceuticals – 0.3%

Bausch Health Cos., Inc.,

6.13%, 4/15/25 (1)	1,244	1,270

GlaxoSmithKline Capital PLC,

3.00%, 6/1/24	830	880

Shire Acquisitions Investments Ireland DAC,

3.20%, 9/23/26	440	474

		2,624

Pipeline – 0.0%

Enbridge, Inc.,

1.60%, 10/4/26	261	262

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 16.4% continued

Property & Casualty Insurance – 0.3%

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,

7.63%, 10/15/25(1) (4)	$2,060	$2,187

Retail - Consumer Discretionary – 0.1%

Alibaba Group Holding Ltd.,

2.70%, 2/9/41	895	823

Retail - Consumer Staples – 0.3%

Viterra Finance B.V.,

2.00%, 4/21/26(1)	2,110	2,125

Semiconductors – 0.3%

Broadcom Corp./Broadcom Cayman Finance Ltd.,

3.88%, 1/15/27	1,900	2,088

NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,

2.70%, 5/1/25 (1)	410	428

		2,516

Sovereigns – 0.8%

Indonesia Government International Bond,

3.85%, 10/15/30	800	892

Israel Government International Bond,

2.75%, 7/3/30	800	850

Mexico Government International Bond,

3.25%, 4/16/30	1,000	1,024

4.50%, 1/31/50	1,000	1,023

Panama Government International Bond,

4.50%, 4/16/50	750	816

Peruvian Government International Bond,

2.84%, 6/20/30	600	605

Philippine Government International Bond,

3.75%, 1/14/29	750	835

Uruguay Government International Bond,

5.10%, 6/18/50	300	381

		6,426

Travel & Lodging – 0.2%

Carnival Corp.,

4.00%, 8/1/28(1)	1,940	1,959

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    164    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 16.4% continued

Waste & Environment Services & Equipment – 0.2%

GFL Environmental, Inc.,

4.00%, 8/1/28(1)	$1,355	$1,345

Wireless Telecommunications Services – 0.6%

Altice France S.A.,

7.38%, 5/1/26 (1)	400	415

Connect Finco S.a.r.l./Connect U.S. Finco LLC,

6.75%, 10/1/26 (1)	1,685	1,763

Orange S.A.,

5.38%, 1/13/42	250	334

Rogers Communications, Inc.,

2.90%, 11/15/26	600	637

Vodafone Group PLC,

4.38%, 5/30/28	700	804

4.25%, 9/17/50	600	691

		4,644

Wireline Telecommunications Services – 0.3%

British Telecommunications PLC,

5.13%, 12/4/28	1,075	1,257

Telefonica Emisiones S.A.,

4.10%, 3/8/27	1,000	1,123

		2,380

Total Foreign Issuer Bonds

(Cost $131,368)		133,270

U.S. GOVERNMENT AGENCIES – 17.3% (5)

Fannie Mae – 11.9%

Pool #535714,

7.50%, 1/1/31	12	14

Pool #545003,

8.00%, 5/1/31	1	1

Pool #545437,

7.00%, 2/1/32	26	29

Pool #545556,

7.00%, 4/1/32	15	17

Pool #555189,

7.00%, 12/1/32	96	110

Pool #581806,

7.00%, 7/1/31	40	45

Pool #585617,

7.00%, 5/1/31(6)	—	—

Pool #889641,

5.50%, 8/1/37	706	817

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGEN CIES - 17.3% (5) continued

Fannie Mae – 11.9% continued

Pool #995802,

5.50%, 12/1/35	$722	$836

Pool #AB5209,

3.00%, 5/1/32	2,695	2,877

Pool #AB9546,

3.50%, 6/1/28	88	95

Pool #AD0248,

5.50%, 11/1/37	1,245	1,439

Pool #AD0494,

5.50%, 8/1/37	743	846

Pool #AD0925,

5.00%, 4/1/40	78	89

Pool #AK9457,

3.50%, 3/1/32	143	155

Pool #AL3063,

3.50%, 1/1/28	327	351

Pool #AL5119,

4.00%, 4/1/34	1,215	1,336

Pool #AL7497,

3.50%, 9/1/40	1,494	1,615

Pool #AL8352,

3.00%, 10/1/44	2,994	3,192

Pool #AL8876,

3.00%, 10/1/44	424	454

Pool #AO2961,

4.00%, 5/1/42	231	255

Pool #AQ9360,

2.50%, 1/1/28	92	96

Pool #AS1991,

3.50%, 3/1/29	413	444

Pool #AS3655,

4.50%, 10/1/44	808	890

Pool #AS6520,

3.50%, 1/1/46	1,496	1,606

Pool #AS7088,

2.50%, 5/1/31	1,780	1,863

Pool #AS7568,

4.50%, 7/1/46	1,015	1,111

Pool #AS8576,

4.50%, 12/1/46	1,029	1,131

Pool #AS8984,

4.50%, 3/1/47	982	1,072

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    165    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.3% (5) continued

Fannie Mae – 11.9% continued

Pool #BH6175,

3.50%, 7/1/47	$570	$609

Pool #BJ0686,

4.00%, 4/1/48	792	850

Pool #BJ3524,

4.00%, 11/1/47	2,059	2,217

Pool #BM1761,

4.00%, 8/1/44	251	278

Pool #BM1762,

3.00%, 11/1/45	2,809	2,995

Pool #BM1901,

3.00%, 6/1/45	3,156	3,365

Pool #BM4056,

4.00%, 3/1/45	704	775

Pool #BM5168,

2.50%, 6/1/46	658	685

Pool #BM5969,

3.00%, 11/1/46	5,554	5,922

Pool #BM5984,

5.00%, 5/1/49	231	254

Pool #BM5996,

5.00%, 12/1/48	157	172

Pool #BP6499,

3.00%, 7/1/50	2,153	2,265

Pool #BP6675,

2.50%, 9/1/40	2,265	2,344

Pool #CA6422,

3.00%, 7/1/50	2,306	2,414

Pool #FM1303,

3.00%, 1/1/48	2,753	2,957

Pool #FM1438,

3.00%, 8/1/38	617	656

Pool #FM1472,

3.50%, 3/1/34	82	88

Pool #FM1572,

3.00%, 9/1/48	859	910

Pool #FM2671,

4.00%, 1/1/48	544	593

Pool #FM3173,

3.50%, 7/1/47	2,257	2,442

Pool #FM3201,

3.50%, 4/1/34	1,390	1,484

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.3% (5) continued

Fannie Mae – 11.9% continued

Pool #FM3266,

3.00%, 4/1/48	$3,508	$3,742

Pool #FM3727,

3.00%, 7/1/50	2,329	2,449

Pool #FM4172,

3.50%, 12/1/36	4,866	5,195

Pool #FM4491,

3.50%, 12/1/36	3,793	4,072

Pool #FM4605,

3.00%, 8/1/37	2,936	3,122

Pool #FM5383,

4.00%, 6/1/45	2,759	3,033

Pool #MA0878,

4.00%, 10/1/31	576	626

Pool #MA2522,

3.50%, 2/1/46	1,977	2,125

Pool #MA2642,

3.50%, 6/1/46	2,328	2,498

Pool #MA2864,

3.50%, 1/1/47	1,248	1,336

Pool #MA3004,

4.00%, 5/1/37	533	581

Pool #MA3088,

4.00%, 8/1/47	1,055	1,138

Pool #MA3183,

4.00%, 11/1/47	2,700	2,912

Pool #MA3184,

4.50%, 11/1/47	2,156	2,351

Pool #MA3211,

4.00%, 12/1/47	2,871	3,097

Pool #MA3448,

5.00%, 8/1/48	966	1,064

Pool #MA4186,

3.00%, 10/1/35	736	778

		97,180

Freddie Mac – 2.4%

Freddie Mac Multifamily Structured Pass Through Certificates, Series K730, Class A2,

3.59%, 1/25/25	1,790	1,925

Pool #1B3575,

(Floating, ICE LIBOR USD 1Y + 1.80%, 1.80% Floor, 11.40% Cap), 2.05%, 9/1/37(7)	51	51

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    166    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.3% (5) continued

Freddie Mac – 2.4% continued

Pool #1G2296,

(Floating, ICE LIBOR USD 1Y + 2.09%, 2.09% Floor, 11.34% Cap), 2.46%, 11/1/37(7)	$103	$104

Pool #RD5026,

3.00%, 4/1/30	752	793

Pool #SB0084,

3.00%, 2/1/32	2,227	2,362

Pool #SB0216,

3.00%, 12/1/32	830	878

Pool #SB0328,

3.00%, 6/1/34	1,858	1,964

Pool #SD0033,

3.00%, 12/1/47	970	1,042

Pool #ZK7457,

3.50%, 2/1/29	2,571	2,752

Pool #ZM4714,

3.50%, 11/1/47	2,283	2,431

Pool #ZM5332,

3.00%, 1/1/48	841	882

Pool #ZS4687,

2.50%, 11/1/46	703	728

Pool #ZT1333,

2.50%, 10/1/31	3,313	3,488

		19,400

Freddie Mac Gold – 1.4%

Pool #A87842,

4.50%, 8/1/39	283	318

Pool #C00910,

7.50%, 1/1/30	91	106

Pool #G07068,

5.00%, 7/1/41	398	455

Pool #G08731,

2.50%, 11/1/46	1,500	1,553

Pool #G15612,

3.50%, 12/1/29	99	107

Pool #G16396,

3.50%, 2/1/33	1,401	1,502

Pool #G18643,

2.50%, 5/1/32	123	129

Pool #G60948,

3.00%, 1/1/47	413	445

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 17.3% (5) continued

Freddie Mac Gold – 1.4% continued

Pool #G61723,

3.50%, 1/1/43	$125	$139

Pool #Q15842,

3.00%, 2/1/43	1,893	2,029

Pool #Q42460,

4.00%, 6/1/46	346	376

Pool #Q44452,

3.00%, 11/1/46	3,064	3,233

Pool #Q63667,

4.50%, 5/1/49	527	569

		10,961

Government National Mortgage Association – 0.3%

Freddie Mac REMICS, Series 3013,

Class HZ,

5.00%, 8/15/35	1,078	1,212

Government National Mortgage

Association, Series 2017-95,

Class QG,

2.50%, 8/20/46	1,457	1,526

		2,738

Government National Mortgage Association I – 0.2%

Pool #757013,

3.50%, 12/15/40	1,544	1,648

Government National Mortgage Association II – 1.1%

Pool #784801,

3.50%, 6/20/47	860	925

Pool #MA0089,

4.00%, 5/20/42	1,793	1,977

Pool #MA0782,

3.00%, 2/20/43	3,597	3,808

Pool #MA1996,

4.00%, 6/20/44	348	380

Pool #MA3666,

5.00%, 5/20/46	791	899

Pool #MA4008,

5.50%, 10/20/46	118	139

Pool #MA6870,

5.00%, 9/20/50	804	875

		9,003

Total U.S. Government Agencies

(Cost $138,826)		140,930

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    167    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

	U.S. GOVERNMENT OBLIGATIONS – 14.9%

U.S. Treasury Bonds – 6.3%

1.75%, 8/15/41	$11,848	$11,326

1.88%, 2/15/51	10,215	9,741

2.38%, 5/15/51	9,281	9,905

2.00%, 8/15/51	21,176	20,802

		51,774

U.S. Treasury Notes – 7.1%

0.13%, 8/31/23	57,744	57,591

U.S. Treasury Strips – 1.5%

1.46%, 2/15/51(8)	22,296	11,962

Total U.S. Government Obligations

(Cost $123,546)		121,327

MUNICIPAL BONDS – 0.0%

Florida – 0.0%

Miami-Dade County Seaport

Subordinate Taxable Revenue

Refunding Bonds, Series B-3,

1.86%, 10/1/30	400	399

Total Municipal Bonds

(Cost $400)		399

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	25,622,804	$25,623

Total Investment Companies

(Cost $25,623)		25,623

Total Investments – 99.0%

(Cost $790,958)		806,158

Other Assets less Liabilities – 1.0%		7,948

NET ASSETS – 100.0%		$814,106

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Principal Amount and Value rounds to less than one thousand. (7) Variable rate security. Rate as of September 30, 2021 is disclosed. (8) Discount rate at the time of purchase.
(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(10)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    168    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS
Asset-backed securities	2.3%

Corporate bonds	45.0%

Foreign Issuer Bonds	16.4%

U.S. Government Agencies	17.3%

U.S. Government Obligations	14.9%

Municipal Bonds	0.0%

Investment Companies	3.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Asset-Backed Securities(1)	$—	$18,574	$—	$18,574

Corporate Bonds(1)	—	366,035	—	366,035

Foreign Issuer Bonds(1)	—	133,270	—	133,270

U.S. Government Agencies(1)	—	140,930	—	140,930

U.S. Government Obligations(1)	—	121,327	—	121,327

Municipal Bonds	—	399	—	399

Investment Companies	25,623	—	—	25,623
Total Investments	$25,623	$780,535	$—	$806,158

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    169    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 77. 9%

Advertising & Marketing – 0.6%

Advantage Sales & Marketing, Inc.,

6.50%, 11/15/28 (1)	$8,000	$8,338

Outfront Media Capital LLC/Outfront

Media Capital Corp.,

4.25%, 1/15/29 (1)	4,825	4,783

Terrier Media Buyer, Inc.,

8.88%, 12/15/27 (1)	11,350	12,001

		25,122

Aerospace & Defense – 1.2%

Howmet Aerospace, Inc.,

6.88%, 5/1/25	5,625	6,581

SSL Robotics LLC,

9.75%, 12/31/23 (1)	5,222	5,659

TransDigm, Inc.,

5.50%, 11/15/27	11,225	11,534

Triumph Group, Inc.,

8.88%, 6/1/24 (1)	4,461	4,907

7.75%, 8/15/25	16,750	16,570

		45,251

Airlines – 0.9%

American Airlines Group, Inc.,

3.75%, 3/1/25 (1)	7,600	6,848

Delta Air Lines, Inc.,

7.00%, 5/1/25 (1)	7,950	9,272

Mileage Plus Holdings LLC/Mileage

Plus Intellectual Property Assets Ltd.,

6.50%, 6/20/27 (1)	8,350	9,080

United Airlines, Inc.,

4.38%, 4/15/26 (1)	4,775	4,900

4.63%, 4/15/29 (1)	4,350	4,496

		34,596

Auto Parts Manufacturing – 1.1%

American Axle & Manufacturing, Inc.,

6.88%, 7/1/28	6,000	6,398

Dana, Inc.,

4.25%, 9/1/30	4,500	4,628

Meritor, Inc.,

6.25%, 6/1/25 (1)	7,950	8,357

Real Hero Merger Sub 2, Inc.,

6.25%, 2/1/29 (1)	8,750	9,078

Tenneco, Inc.,

7.88%, 1/15/29 (1)	2,200	2,456

5.13%, 4/15/29 (1)	3,575	3,655

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Auto Parts Manufacturing – 1.1% continued

Titan International, Inc.,

7.00%, 4/30/28 (1)	$8,075	$8,509

		43,081

Automobiles Manufacturing – 2.2%

Ford Motor Co.,

8.50%, 4/21/23	5,600	6,160

9.00%, 4/22/25	7,575	9,109

9.63%, 4/22/30	2,825	3,999

Ford Motor Credit Co. LLC,

5.58%, 3/18/24	4,628	4,974

3.66%, 9/8/24	4,275	4,414

4.06%, 11/1/24	3,800	3,996

5.13%, 6/16/25	2,000	2,173

4.13%, 8/4/25	8,200	8,671

4.39%, 1/8/26	9,725	10,369

4.13%, 8/17/27	12,000	12,726

5.11%, 5/3/29	6,318	7,060

General Motors Financial Co., Inc.,

(Variable, ICE LIBOR USD 3M +

3.60%), 5.75%, 9/30/27 (2) (3)	11,975	13,082

		86,733

Biotechnology – 0.2%

HCRX Investments Holdco L.P.,

4.50%, 8/1/29(1)	7,275	7,311

Cable & Satellite – 3.7%

CCO Holdings LLC/CCO Holdings

Capital Corp.,

5.00%, 2/1/28 (1)	33,387	34,853

4.50%, 5/1/32	6,100	6,283

4.25%, 1/15/34 (1)	4,025	3,987

CSC Holdings LLC,

6.50%, 2/1/29 (1)	17,100	18,519

5.75%, 1/15/30 (1)	10,425	10,600

4.63%, 12/1/30 (1)	6,800	6,446

DIRECTV Holdings LLC/DIRECTV

Financing Co., Inc.,

5.88%, 8/15/27 (1)	11,825	12,342

DISH DBS Corp.,

7.75%, 7/1/26	21,917	24,749

GCI LLC,

4.75%, 10/15/28 (1)	9,000	9,448

Hughes Satellite Systems Corp.,

6.63%, 8/1/26	7,030	7,993

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    170    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Cable & Satellite – 3.7% continued

Midcontinent

Communications/Midcontinent

Finance Corp.,

5.38%, 8/15/27 (1)	$6,150	$6,399

Radiate Holdco LLC/Radiate Finance,

Inc.,

6.50%, 9/15/28 (1)	3,000	3,059

		144,678

Casinos & Gaming – 2.7%

Affinity Gaming,

6.88%, 12/15/27 (1)	6,300	6,626

Boyd Gaming Corp.,

4.75%, 12/1/27	8,350	8,606

Caesars Entertainment, Inc.,

6.25%, 7/1/25 (1)	7,100	7,475

8.13%, 7/1/27 (1)	6,975	7,842

4.63%, 10/15/29 (1)	9,850	9,973

Caesars Resort Collection LLC/CRC

Finco, Inc.,

5.75%, 7/1/25 (1)	8,250	8,697

5.25%, 10/15/25 (1)	3,236	3,280

Everi Holdings, Inc.,

5.00%, 7/15/29 (1)	5,875	6,020

Full House Resorts, Inc.,

8.25%, 2/15/28 (1)	4,425	4,757

Midwest Gaming

Borrower LLC/Midwest Gaming Finance Corp.,

4.88%, 5/1/29 (1)	4,450	4,533

Penn National Gaming, Inc.,

4.13%, 7/1/29 (1)	4,500	4,448

Premier Entertainment Sub LLC/Premier

Entertainment Finance Corp.,

5.88%, 9/1/31 (1)	3,250	3,283

Raptor Acquisition Corp./Raptor Co-Issuer LLC,

4.88%, 11/1/26 (1)	4,650	4,749

Scientific Games International, Inc.,

8.25%, 3/15/26 (1)	15,060	15,982

Station Casinos LLC,

4.50%, 2/15/28 (1)	8,950	9,092

		105,363

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Chemicals – 0.9%

CVR Partners L.P./CVR Nitrogen Finance Corp.,

6.13%, 6/15/28 (1)	$5,125	$5,375

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,

9.00%, 7/1/28 (1)	6,575	7,249

LSB Industries, Inc.,

10/15/28 (1) (4)	5,675	5,724

LSF11 A5 HoldCo LLC,

10/15/29 (1) (4)	3,800	3,800

Unifrax Escrow Issuer Corp.,

5.25%, 9/30/28 (1)	4,000	4,050

WR Grace Holdings LLC,

5.63%, 8/15/29 (1)	8,325	8,575

		34,773

Coal Operations – 0.2%

Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,

7.50%, 5/1/25(1)	6,567	6,674

Commercial Finance – 1.1%

Burford Capital Global Finance LLC,

6.25%, 4/15/28 (1)	9,350	9,909

Fortress Transportation and

Infrastructure Investors LLC,

9.75%, 8/1/27 (1)	8,375	9,485

Jefferies Finance LLC/JFIN Co-Issuer

Corp.,

5.00%, 8/15/28 (1)	11,250	11,405

Midcap Financial Issuer Trust,

6.50%, 5/1/28 (1)	5,050	5,275

Voyager Aviation Holdings LLC,

8.50%, 5/9/26 (1) (5)	5,679	5,184

		41,258

Communications Equipment – 1.2%

Avaya, Inc.,

6.13%, 9/15/28 (1)	5,475	5,757

CommScope, Inc.,

6.00%, 3/1/26 (1)	4,050	4,205

7.13%, 7/1/28 (1)	5,500	5,612

Plantronics, Inc.,

4.75%, 3/1/29 (1)	11,500	10,768

Viasat, Inc.,

5.63%, 4/15/27 (1)	6,575	6,854

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    171    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Communications Equipment – 1.2% continued

6.50%, 7/15/28 (1)	$7,775	$8,189

Viavi Solutions, Inc.,

3.75%, 10/1/29 (1)	3,925	3,934

		45,319

Construction Materials Manufacturing – 0.4%

Forterra Finance LLC/FRTA Finance Corp.,

6.50%, 7/15/25 (1)	4,775	5,109

Standard Industries, Inc.,

3.38%, 1/15/31 (1)	5,825	5,544

Summit Materials LLC/Summit Materials Finance Corp.,

6.50%, 3/15/27 (1)	6,683	7,009

		17,662

Consumer Finance – 4.0%

Ally Financial, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (2) (3)	5,575	5,803

(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (2) (3)	2,150	2,247

Credit Acceptance Corp.,

6.63%, 3/15/26	8,263	8,635

Curo Group Holdings Corp.,

7.50%, 8/1/28 (1)	11,675	11,794

Discover Financial Services,

(Variable, ICE LIBOR USD 3M + 3.08%), 5.50%, 10/30/27 (2) (3)	8,825	9,566

Enova International, Inc.,

8.50%, 9/15/25 (1)	12,950	13,371

Finance of America Funding LLC,

7.88%, 11/15/25 (1)	5,255	5,112

FirstCash, Inc.,

4.63%, 9/1/28 (1)	8,400	8,715

Freedom Mortgage Corp.,

8.13%, 11/15/24 (1)	10,848	10,997

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,

4.25%, 2/1/27 (1)	12,850	12,722

LFS Topco LLC,

5.88%, 10/15/26 (1)	7,445	7,668

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Consumer Finance – 4.0% continued

Navient Corp.,

5.00%, 3/15/27	$14,100	$14,523

OneMain Finance Corp.,

6.88%, 3/15/25	5,175	5,815

5.38%, 11/15/29	13,225	14,334

4.00%, 9/15/30	2,900	2,886

Provident Funding Associates L.P./PFG Finance Corp.,

6.38%, 6/15/25 (1)	5,197	5,288

Starwood Property Trust, Inc.,

3.63%, 7/15/26 (1)	4,450	4,483

United Wholesale Mortgage LLC,

5.50%, 4/15/29 (1)	4,900	4,757

World Acceptance Corp.,

7.00%, 11/1/26 (1)	7,975	7,864

		156,580

Consumer Products – 0.2%

Edgewell Personal Care Co.,

5.50%, 6/1/28 (1)	3,800	4,013

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,

5.00%, 12/31/26 (1)	5,175	5,168

		9,181

Consumer Services – 1.7%

ADT Security (The) Corp.,

4.13%, 8/1/29 (1)	4,025	4,000

Allied Universal Holdco LLC/Allied Universal Finance Corp.,

6.63%, 7/15/26 (1)	7,275	7,692

6.00%, 6/1/29 (1)	4,733	4,671

APX Group, Inc.,

6.75%, 2/15/27 (1)	8,135	8,642

5.75%, 7/15/29 (1)	6,525	6,441

CPI Acquisition, Inc.,

8.63%, 3/15/26 (1)	7,382	8,009

Prime Security Services Borrower LLC/Prime Finance, Inc.,

6.25%, 1/15/28 (1)	16,375	16,928

StoneMor, Inc.,

8.50%, 5/15/29 (1)	8,525	8,759

		65,142

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    172    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Containers & Packaging – 0.7%

Flex Acquisition Co., Inc.,

7.88%, 7/15/26 (1)	$3,924	$4,101

Graham Packaging Co., Inc.,

7.13%, 8/15/28 (1)	4,950	5,256

Mauser Packaging Solutions Holding Co.,

7.25%, 4/15/25 (1)	6,192	6,154

Owens-Brockway Glass Container, Inc.,

6.63%, 5/13/27 (1)	4,535	4,860

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,

4.38%, 10/15/28 (1)	6,475	6,499

		26,870

Department Stores – 0.3%

Macy’s Retail Holdings LLC,

4.50%, 12/15/34	5,725	5,631

NMG Holding Co., Inc./Neiman Marcus Group LLC,

7.13%, 4/1/26 (1)	4,650	4,935

		10,566

Design, Manufacturing & Distribution – 0.4%

Brightstar Escrow Corp.,

9.75%, 10/15/25 (1)	10,200	10,940

Imola Merger Corp.,

4.75%, 5/15/29 (1)	5,050	5,224

		16,164

Electrical Equipment Manufacturing – 0.4%

WESCO Distribution, Inc.,

7.13%, 6/15/25 (1)	7,475	7,977

7.25%, 6/15/28 (1)	6,100	6,756

		14,733

Entertainment Content – 1.1%

Allen Media LLC/Allen Media Co-Issuer, Inc.,

10.50%, 2/15/28 (1)	22,110	22,707

Diamond Sports Group LLC/Diamond Sports Finance Co.,

5.38%, 8/15/26 (1)	9,775	6,452

6.63%, 8/15/27 (1)	17,925	7,842

Univision Communications, Inc.,

4.50%, 5/1/29	5,900	5,996

		42,997

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Entertainment Resources – 0.7%

AMC Entertainment Holdings, Inc.,

12.00%, 6/15/26 (1) (6)	$7,850	$7,595

Boyne U.S.A., Inc.,

4.75%, 5/15/29 (1)	5,700	5,885

Powdr Corp.,

6.00%, 8/1/25 (1)	14,375	15,094

		28,574

Exploration & Production – 5.9%

Antero Resources Corp.,

8.38%, 7/15/26 (1)	2,997	3,395

Apache Corp.,

4.88%, 11/15/27	6,700	7,307

4.38%, 10/15/28	9,000	9,731

4.25%, 1/15/30	5,000	5,388

Berry Petroleum Co. LLC,

7.00%, 2/15/26 (1)	14,600	14,869

California Resources Corp.,

7.13%, 2/1/26 (1)	6,925	7,308

Colgate Energy Partners III LLC,

5.88%, 7/1/29 (1)	4,250	4,282

Comstock Resources, Inc.,

6.75%, 3/1/29 (1)	3,750	4,050

Continental Resources, Inc.,

5.75%, 1/15/31 (1)	6,425	7,766

CrownRock L.P./CrownRock Finance, Inc.,

5.00%, 5/1/29 (1)	4,925	5,142

Endeavor Energy Resources L.P./EER Finance, Inc.,

6.63%, 7/15/25 (1)	4,000	4,215

Energy Ventures Gom LLC/EnVen Finance Corp.,

11.75%, 4/15/26 (1)	5,800	5,974

EQT Corp.,

7.50%, 2/1/30	6,214	7,999

Hilcorp Energy I L.P./Hilcorp Finance Co.,

6.25%, 11/1/28 (1)	8,742	9,059

Laredo Petroleum, Inc.,

9.50%, 1/15/25	11,240	11,647

Murphy Oil Corp.,

6.38%, 7/15/28	5,050	5,340

Northern Oil and Gas, Inc.,

8.13%, 3/1/28 (1)	3,000	3,205

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    173    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Exploration & Production – 5.9% continued

Occidental Petroleum Corp.,

6.95%, 7/1/24	$5,625	$6,356

3.50%, 6/15/25	1,628	1,692

8.00%, 7/15/25	3,950	4,716

5.55%, 3/15/26	14,050	15,596

3.40%, 4/15/26	10,420	10,687

3.50%, 8/15/29	16,375	16,655

6.63%, 9/1/30	13,375	16,485

6.13%, 1/1/31	3,750	4,502

Range Resources Corp.,

8.25%, 1/15/29 (1)	5,800	6,525

SM Energy Co.,

5.63%, 6/1/25	12,210	12,280

Southwestern Energy Co.,

6.45%, 1/23/25	12,663	13,943

5.38%, 2/1/29 (1)	5,650	6,044

		232,158

Financial Services – 1.8%

Advisor Group Holdings, Inc.,

10.75%, 8/1/27 (1)	11,875	13,122

Aretec Escrow Issuer, Inc.,

7.50%, 4/1/29 (1)	9,450	9,733

Coinbase Global, Inc.,

3.38%, 10/1/28 (1)	4,000	3,843

3.63%, 10/1/31 (1)	5,650	5,371

Jefferson Capital Holdings LLC,

6.00%, 8/15/26 (1)	16,700	17,154

Nationstar Mortgage Holdings, Inc.,

6.00%, 1/15/27 (1)	5,875	6,150

NFP Corp.,

6.88%, 8/15/28 (1)	7,110	7,260

PRA Group, Inc.,

7.38%, 9/1/25 (1)	8,325	8,908

		71,541

Food & Beverage – 2.4%

Kraft Heinz Foods Co.,

4.63%, 1/30/29	7,175	8,191

5.00%, 7/15/35	4,075	5,011

5.00%, 6/4/42	19,005	23,307

5.20%, 7/15/45	18,400	23,047

4.38%, 6/1/46	2,350	2,674

NBM U.S. Holdings, Inc.,

7.00%, 5/14/26	11,525	12,263

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Food & Beverage – 2.4% continued

Post Holdings, Inc.,

4.50%, 9/15/31 (1)	$6,150	$6,077

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,

4.63%, 3/1/29 (1)	8,575	8,639

Triton Water Holdings, Inc.,

6.25%, 4/1/29 (1)	4,525	4,598

		93,807

Forest & Paper Products Manufacturing – 0.2%

Schweitzer-Mauduit International, Inc.,

6.88%, 10/1/26(1)	9,050	9,413

Hardware – 0.5%

NCR Corp.,

6.13%, 9/1/29 (1)	14,490	15,722

TTM Technologies, Inc.,

4.00%, 3/1/29 (1)	4,400	4,382

		20,104

Health Care Facilities & Services – 3.4%

AdaptHealth LLC,

6.13%, 8/1/28 (1)	3,825	4,064

5.13%, 3/1/30 (1)	6,275	6,278

CHS/Community Health Systems, Inc.,

6.63%, 2/15/25 (1)	16,410	17,169

6.88%, 4/15/29 (1)	4,050	4,059

6.13%, 4/1/30 (1)	10,450	10,155

DaVita, Inc.,

4.63%, 6/1/30 (1)	9,750	10,029

HCA, Inc.,

5.88%, 2/1/29	22,830	27,434

Legacy LifePoint Health LLC,

4.38%, 2/15/27 (1)	6,425	6,409

MEDNAX, Inc.,

6.25%, 1/15/27 (1)	9,815	10,318

Prime Healthcare Services, Inc.,

7.25%, 11/1/25 (1)	9,100	9,760

Surgery Center Holdings, Inc.,

6.75%, 7/1/25 (1)	4,350	4,426

10.00%, 4/15/27 (1)	5,350	5,778

Tenet Healthcare Corp.,

6.13%, 10/1/28 (1)	15,525	16,309

		132,188

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    174    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Home & Office Products Manufacturing – 0.6%

CD&R Smokey Buyer, Inc.,

6.75%, 7/15/25 (1)	$6,560	$6,941

Newell Brands, Inc.,

5.88%, 4/1/36	13,750	17,078

		24,019

Home Improvement – 0.7%

Interface, Inc,

5.50%, 12/1/28 (1)	5,500	5,775

Patrick Industries, Inc.,

7.50%, 10/15/27 (1)	7,025	7,570

4.75%, 5/1/29 (1)	4,750	4,845

PGT Innovations, Inc.,

4.38%, 10/1/29 (1)	10,550	10,629

		28,819

Homebuilders – 0.9%

Beazer Homes U.S.A., Inc.,

5.88%, 10/15/27	8,600	9,009

Forestar Group, Inc.,

5.00%, 3/1/28 (1)	3,562	3,678

LGI Homes, Inc.,

4.00%, 7/15/29 (1)	8,625	8,603

M/I Homes, Inc.,

3.95%, 2/15/30 (1)	9,900	9,925

Taylor Morrison Communities, Inc.,

5.13%, 8/1/30 (1)	4,425	4,762

		35,977

Industrial Other – 1.2%

Ahern Rentals, Inc.,

7.38%, 5/15/23 (1)	10,175	9,717

APi Group DE, Inc.,

4.13%, 7/15/29 (1)	3,700	3,626

Brundage-Bone Concrete Pumping Holdings, Inc.,

6.00%, 2/1/26 (1)	9,750	10,164

Dycom Industries, Inc.,

4.50%, 4/15/29 (1)	3,550	3,565

NESCO Holdings II, Inc.,

5.50%, 4/15/29 (1)	5,275	5,471

Resideo Funding, Inc.,

4.00%, 9/1/29 (1)	7,885	7,700

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Industrial Other – 1.2% continued

VM Consolidated, Inc.,

5.50%, 4/15/29 (1)	$5,925	$6,025

		46,268

Internet Media – 1.0%

Endure Digital, Inc.,

6.00%, 2/15/29 (1)	6,225	5,914

GrubHub Holdings, Inc.,

5.50%, 7/1/27 (1)	6,850	7,107

Millennium Escrow Corp.,

6.63%, 8/1/26 (1)	5,650	5,819

TripAdvisor, Inc.,

7.00%, 7/15/25 (1)	9,235	9,789

Uber Technologies, Inc.,

6.25%, 1/15/28 (1)	10,075	10,805

		39,434

Investment Companies – 0.6%

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

5.25%, 5/15/27	14,350	14,888

4.38%, 2/1/29	7,025	7,016

		21,904

Leisure Products Manufacturing – 0.3%

Mattel, Inc.,

5.88%, 12/15/27 (1)	5,650	6,123

Vista Outdoor, Inc.,

4.50%, 3/15/29 (1)	6,050	6,135

		12,258

Machinery Manufacturing – 0.3%

Amsted Industries, Inc.,

5.63%, 7/1/27 (1)	6,850	7,148

GrafTech Finance, Inc.,

4.63%, 12/15/28 (1)	5,600	5,747

		12,895

Manufactured Goods – 0.4%

Anagram International, Inc./Anagram Holdings LLC,

10.00%, 8/15/26 (1) (6)	2,327	2,280

FXI Holdings, Inc.,

12.25%, 11/15/26 (1)	12,525	14,216

		16,496

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    175    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Medical Equipment & Devices Manufacturing – 0.2%

Mozart Debt Merger Sub, Inc.,

10/1/29(1) (4)	$8,250	$8,250

Metals & Mining – 1.5%

Allegheny Technologies, Inc.,

5.13%, 10/1/31	825	831

Arconic Corp.,

6.13%, 2/15/28 (1)	6,050	6,413

Carpenter Technology Corp.,

6.38%, 7/15/28	6,575	7,073

Cleveland-Cliffs, Inc.,

9.88%, 10/17/25 (1)	3,521	4,040

4.88%, 3/1/31 (1)	2,800	2,891

Coeur Mining, Inc.,

5.13%, 2/15/29 (1)	5,900	5,664

Commercial Metals Co.,

3.88%, 2/15/31	4,550	4,575

Joseph T Ryerson & Son, Inc.,

8.50%, 8/1/28 (1)	3,546	3,932

Kaiser Aluminum Corp.,

4.50%, 6/1/31 (1)	5,100	5,227

Novelis Corp.,

4.75%, 1/30/30 (1)	7,150	7,527

TMS International Corp.,

6.25%, 4/15/29 (1)	4,100	4,285

United States Steel Corp.,

6.88%, 3/1/29	4,150	4,425

		56,883

Oil & Gas Services & Equipment – 0.5%

Oceaneering International, Inc.,

6.00%, 2/1/28	9,045	9,186

U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,

6.88%, 4/1/26	8,466	8,815

		18,001

Pharmaceuticals – 1.3%

Bausch Health Americas, Inc.,

8.50%, 1/31/27 (1)	14,415	15,355

Horizon Therapeutics U.S.A., Inc.,

5.50%, 8/1/27 (1)	9,450	10,017

JPR Royalty Sub LLC,

14.00%, 9/1/20 (1) (5) (7) (8)	8,000	—

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Pharmaceuticals – 1.3% continued

Lannett Co., Inc.,

7.75%, 4/15/26 (1)	$5,825	$5,359

Organon & Co./Organon Foreign Debt Co-Issuer B.V.,

5.13%, 4/30/31 (1)	9,225	9,690

Par Pharmaceutical, Inc.,

7.50%, 4/1/27 (1)	8,813	8,978

		49,399

Pipeline – 5.4%

Cheniere Energy Partners L.P.,

3.25%, 1/31/32 (1)	4,025	4,038

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,

5.63%, 5/1/27 (1)	11,246	11,574

DCP Midstream Operating L.P.,

5.63%, 7/15/27	8,708	9,905

5.13%, 5/15/29	4,550	5,120

Delek Logistics Partners L.P./Delek Logistics Finance Corp.,

7.13%, 6/1/28 (1)	3,375	3,596

EnLink Midstream Partners L.P.,

(Variable, ICE LIBOR USD 3M + 4.11%), 6.00%, 12/15/22 (2) (3)	16,300	12,492

EQM Midstream Partners L.P.,

6.00%, 7/1/25 (1)	9,250	10,140

4.75%, 1/15/31 (1)	4,975	5,174

Genesis Energy L.P./Genesis Energy Finance Corp.,

8.00%, 1/15/27	4,750	4,809

Global Partners L.P./GLP Finance Corp.,

6.88%, 1/15/29	5,800	6,020

Harvest Midstream I L.P.,

7.50%, 9/1/28 (1)	4,110	4,378

Holly Energy Partners L.P./Holly Energy Finance Corp.,

5.00%, 2/1/28 (1)	5,325	5,400

ITT Holdings LLC,

6.50%, 8/1/29 (1)	9,300	9,381

Martin Midstream Partners L.P./Martin Midstream Finance Corp.,

11.50%, 2/28/25 (1)	6,802	7,057

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    176    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Pipeline – 5.4% continued

NGL Energy Operating LLC/NGL Energy Finance Corp.,

7.50%, 2/1/26 (1)	$9,175	$9,347

NGL Energy Partners L.P./NGL Energy Finance Corp.,

7.50%, 11/1/23	12,882	12,519

7.50%, 4/15/26	6,625	5,929

NuStar Logistics L.P.,

6.00%, 6/1/26	6,580	7,106

PBF Logistics L.P./PBF Logistics Finance Corp.,

6.88%, 5/15/23	10,916	10,643

Plains All American Pipeline L.P.,

(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (2) (3)	12,100	10,951

Rattler Midstream L.P.,

5.63%, 7/15/25 (1)	8,325	8,669

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,

6.50%, 7/15/27	8,025	8,653

4.00%, 1/15/32 (1)	8,725	9,017

Venture Global Calcasieu Pass LLC,

4.13%, 8/15/31 (1)	8,025	8,366

Western Midstream Operating L.P.,

4.35%, 2/1/25	6,150	6,490

4.75%, 8/15/28	11,190	12,200

5.30%, 2/1/30	3,385	3,741

		212,715

Power Generation – 1.2%
Calpine Corp.,

5.13%, 3/15/28	12,662	12,823

5.00%, 2/1/31 (1)	4,350	4,350

NRG Energy, Inc.,

5.75%, 1/15/28	12,045	12,813

Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,

4.50%, 8/15/28 (1)	3,125	3,258

Vistra Operations Co. LLC,

5.63%, 2/15/27 (1)	8,875	9,186

4.38%, 5/1/29 (1)	4,500	4,528

		46,958

Property & Casualty Insurance – 0.6%
AmWINS Group, Inc.,

4.88%, 6/30/29 (1)	9,700	9,836

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Property & Casualty Insurance – 0.6% continued

NMI Holdings, Inc.,

7.38%, 6/1/25 (1)	$5,200	$5,935

USI, Inc.,

6.88%, 5/1/25 (1)	6,254	6,365

		22,136

Publishing & Broadcasting – 3.1%

Audacy Capital Corp.,

6.75%, 3/31/29 (1)	5,700	5,745

Beasley Mezzanine Holdings LLC,

8.63%, 2/1/26 (1)	15,100	15,402

Clear Channel Outdoor Holdings, Inc.,

7.75%, 4/15/28 (1)	4,800	5,052

7.50%, 6/1/29 (1)	4,200	4,368

Clear Channel Worldwide Holdings, Inc.,

5.13%, 8/15/27 (1)	8,975	9,287

Cumulus Media New Holdings, Inc.,

6.75%, 7/1/26 (1)	9,285	9,610

Gray Television, Inc.,

7.00%, 5/15/27 (1)	6,450	6,918

iHeartCommunications, Inc.,

5.25%, 8/15/27 (1)	5,500	5,715

Mav Acquisition Corp.,

5.75%, 8/1/28 (1)	6,150	6,042

Meredith Corp.,

6.88%, 2/1/26	8,855	9,143

Nexstar Media, Inc.,

5.63%, 7/15/27 (1)	4,950	5,237

Sinclair Television Group, Inc.,

4.13%, 12/1/30 (1)	6,475	6,329

TEGNA, Inc.,

5.00%, 9/15/29	11,129	11,463

Townsquare Media, Inc.,

6.88%, 2/1/26 (1)	9,434	9,897

Urban One, Inc.,

7.38%, 2/1/28 (1)	11,425	12,250

		122,458

Real Estate – 2.3%

American Finance Trust, Inc./American Finance Operating Partner L.P.,

4.50%, 9/30/28 (1)	7,425	7,425

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    177    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Real Estate – 2.3% continued

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,

4.50%, 4/1/27 (1)	$8,150	$8,068

Diversified Healthcare Trust,

4.38%, 3/1/31	7,247	7,010

HAT Holdings I LLC/HAT Holdings II LLC,

6.00%, 4/15/25 (1)	7,425	7,759

Howard Hughes (The) Corp.,

5.38%, 8/1/28 (1)	5,500	5,796

IIP Operating Partnership L.P.,

5.50%, 5/25/26 (1)	5,525	5,794

Kennedy-Wilson, Inc.,

5.00%, 3/1/31	7,700	7,873

MGM Growth Properties Operating Partnership L.P./MGP Finance Co-Issuer, Inc.,

4.63%, 6/15/25 (1)	4,975	5,360

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,

4.88%, 5/15/29 (1)	4,850	4,992

RHP Hotel Properties L.P./RHP Finance Corp.,

4.50%, 2/15/29 (1)	4,275	4,284

Service Properties Trust,

5.50%, 12/15/27	8,795	9,373

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,

7.88%, 2/15/25 (1)	6,100	6,445

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,

6.50%, 2/15/29 (1)	4,700	4,835

XHR L.P.,

6.38%, 8/15/25 (1)	4,025	4,270

		89,284

Real Estate Investment Trusts – 0.1%

iStar, Inc.,

4.75%, 10/1/24	2,787	2,947

Refining & Marketing – 0.6%

CITGO Petroleum Corp.,

7.00%, 6/15/25 (1)	8,125	8,308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Refining & Marketing – 0.6% continued

CVR Energy, Inc.,

5.75%, 2/15/28 (1)	$9,040	$8,957

PBF Holding Co. LLC/PBF Finance Corp.,

6.00%, 2/15/28	12,125	7,738

		25,003

Renewable Energy – 0.2%

Renewable Energy Group, Inc.,

5.88%, 6/1/28(1)	6,500	6,719

Restaurants – 1.0%

Carrols Restaurant Group, Inc.,

5.88%, 7/1/29 (1)	6,050	5,694

Golden Nugget, Inc.,

6.75%, 10/15/24 (1)	16,910	16,932

GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,

7.00%, 8/15/28 (1)	8,300	8,238

IRB Holding Corp.,

6.75%, 2/15/26 (1)	9,773	10,042

		40,906

Retail - Consumer Discretionary – 3.9%

Academy Ltd.,

6.00%, 11/15/27 (1)	4,975	5,373

Ambience Merger Sub, Inc.,

4.88%, 7/15/28 (1)	5,725	5,725

Bath & Body Works, Inc.,

9.38%, 7/1/25 (1)	1,700	2,157

5.25%, 2/1/28	3,100	3,419

6.63%, 10/1/30 (1)	5,125	5,817

6.75%, 7/1/36	9,925	12,307

Builders FirstSource, Inc.,

4.25%, 2/1/32 (1)	3,300	3,374

Carvana Co.,

5.88%, 10/1/28 (1)	5,250	5,421

Gap (The), Inc.,

3.88%, 10/1/31 (1)	2,400	2,400

Group 1 Automotive, Inc.,

4.00%, 8/15/28 (1)	3,175	3,231

Ken Garff Automotive LLC,

4.88%, 9/15/28 (1)	5,445	5,595

LBM Acquisition LLC,

6.25%, 1/15/29 (1)	5,275	5,272

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    178    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Retail - Consumer Discretionary – 3.9% continued

LCM Investments Holdings II LLC,

4.88%, 5/1/29 (1)	$4,025	$4,130

Lithia Motors, Inc.,

4.63%, 12/15/27 (1)	6,560	6,904

LSF9 Atlantis Holdings LLC/Victra Finance Corp.,

7.75%, 2/15/26 (1)	10,775	11,174

Metis Merger Sub LLC,

6.50%, 5/15/29 (1)	6,925	6,735

Michaels (The) Cos., Inc.,

5.25%, 5/1/28 (1)	4,525	4,667

7.88%, 5/1/29 (1)	9,525	9,899

Party City Holdings, Inc.,

(Floating, ICE LIBOR USD 6M + 5.00%), 5.75%, 7/15/25 (1) (9)	4,088	3,833

PetSmart, Inc./PetSmart Finance Corp.,

4.75%, 2/15/28 (1)	1,925	1,978

7.75%, 2/15/29 (1)	5,075	5,538

Sonic Automotive, Inc.,

6.13%, 3/15/27	8,956	9,308

Staples, Inc.,

7.50%, 4/15/26 (1)	14,896	15,108

Victoria’s Secret & Co.,

4.63%, 7/15/29 (1)	9,325	9,504

White Cap Buyer LLC,

6.88%, 10/15/28 (1)	4,825	5,090

		153,959

Software & Services – 2.5%

Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,

5.00%, 5/1/28 (1)	5,900	5,871

Ahead DB Holdings LLC,

6.63%, 5/1/28 (1)	2,750	2,771

Austin BidCo, Inc.,

7.13%, 12/15/28 (1)	6,450	6,498

Castle U.S. Holding Corp.,

9.50%, 2/15/28 (1)	8,280	8,653

Consensus Cloud Solutions, Inc.,

10/15/26 (1) (4)	2,350	2,415

10/15/28 (1) (4)	4,800	4,981

HealthEquity, Inc.,

10/1/29 (1) (4)	5,750	5,836

LogMeIn, Inc,

5.50%, 9/1/27 (1)	5,950	6,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Software & Services – 2.5% continued

MicroStrategy, Inc.,

6.13%, 6/15/28 (1)	$6,425	$6,489

Open Text Holdings, Inc.,

4.13%, 2/15/30 (1)	5,900	6,062

Rocket Software, Inc.,

6.50%, 2/15/29 (1)	13,850	13,712

Sabre GLBL, Inc.,

9.25%, 4/15/25 (1)	7,075	8,177

7.38%, 9/1/25 (1)	5,900	6,288

Unisys Corp.,

6.88%, 11/1/27 (1)	6,805	7,434

Vericast Corp.,

11.00%, 9/15/26 (1)	4,850	5,093

		96,334

Supermarkets & Pharmacies – 0.3%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,

7.50%, 3/15/26(1)	10,100	10,908

Technology – 0.6%

Iron Mountain, Inc.,

4.88%, 9/15/29 (1)	10,814	11,328

5.25%, 7/15/30 (1)	9,700	10,294

		21,622

Tobacco – 0.2%

Vector Group Ltd.,

5.75%, 2/1/29(1)	8,850	8,850

Transportation & Logistics – 1.0%

Allison Transmission, Inc.,

5.88%, 6/1/29 (1)	6,275	6,828

Cargo Aircraft Management, Inc.,

4.75%, 2/1/28 (1)	14,100	14,579

Western Global Airlines LLC,

10.38%, 8/15/25 (1)	13,175	14,756

XPO Logistics, Inc.,

6.25%, 5/1/25 (1)	3,725	3,932

		40,095

Travel & Lodging – 0.8%

First Student Bidco, Inc./First Transit Parent, Inc.,

4.00%, 7/31/29 (1)	8,125	8,013

Hilton Domestic Operating Co., Inc.,

5.38%, 5/1/25 (1)	2,700	2,821

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    179    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Travel & Lodging – 0.8% continued

5.75%, 5/1/28 (1)	$10,400	$11,201

Travel + Leisure Co.,

6.63%, 7/31/26 (1)	6,475	7,374

		29,409

Utilities – 0.4%

Talen Energy Supply LLC,

6.63%, 1/15/28(1)	15,375	14,260

Waste & Environment Services & Equipment – 0.5%

Covanta Holding Corp.,

5.00%, 9/1/30	7,125	7,196

Madison IAQ LLC,

4.13%, 6/30/28 (1)	6,150	6,150

5.88%, 6/30/29 (1)	5,075	5,113

		18,459

Wireless Telecommunications Services – 1.0%

Sprint Capital Corp.,

6.88%, 11/15/28	14,853	19,012

8.75%, 3/15/32	13,200	19,719

		38,731

Wireline Telecommunications Services – 2.6%

Cablevision Lightpath LLC,

5.63%, 9/15/28 (1)	4,300	4,316

Cincinnati Bell, Inc.,

7.00%, 7/15/24 (1)	9,925	10,101

Consolidated Communications, Inc.,

6.50%, 10/1/28 (1)	4,392	4,771

Frontier Communications Holdings LLC,

5.88%, 10/15/27 (1)	7,975	8,473

6.75%, 5/1/29 (1)	5,750	6,059

Level 3 Financing, Inc.,

4.63%, 9/15/27 (1)	10,225	10,519

3.75%, 7/15/29 (1)	5,825	5,630

Lumen Technologies, Inc.,

5.13%, 12/15/26 (1)	11,050	11,464

4.50%, 1/15/29 (1)	9,925	9,617

Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,

4/30/27 (1) (4)	6,575	6,575

6.00%, 2/15/28 (1)	8,000	7,957

Windstream Escrow LLC/Windstream Escrow Finance Corp.,

7.75%, 8/15/28 (1)	9,125	9,531

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 77.9% continued

Wireline Telecommunications Services – 2.6% continued

Zayo Group Holdings, Inc.,

6.13%, 3/1/28 (1)	$6,150	$6,235

		101,248

Total Corporate Bonds

(Cost $2,949,987)		3,041,443

FOREIGN ISSUER BONDS – 19.4%

Aerospace & Defense – 1.0%

Bombardier, Inc.,

7.50%, 12/1/24 (1)	15,757	16,387

Rolls-Royce PLC,

5.75%, 10/15/27 (1)	8,250	9,116

TransDigm UK Holdings PLC,

6.88%, 5/15/26	14,650	15,401

		40,904

Airlines – 1.1%

Air Canada,

3.88%, 8/15/26 (1)	10,275	10,368

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,

5.50%, 4/20/26 (1)	8,150	8,568

5.75%, 4/20/29 (1)	8,150	8,781

Delta Air Lines, Inc./SkyMiles IP Ltd.,

4.75%, 10/20/28 (1)	7,350	8,195

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,

5.75%, 1/20/26 (1)	5,925	6,199

		42,111

Auto Parts Manufacturing – 0.3%

IHO Verwaltungs GmbH,

6.00%, (100% Cash), 5/15/27(1) (6)	9,400	9,798

Banks – 0.1%

ING Groep N.V.,

(Variable, USD Swap 5Y + 4.45%),

6.50%, 4/16/25(2) (3)	3,546	3,913

Cable & Satellite – 1.1%

Altice Financing S.A.,

5.00%, 1/15/28 (1)	8,850	8,533

5.75%, 8/15/29 (1)	10,550	10,219

LCPR Senior Secured Financing DAC,

6.75%, 10/15/27 (1)	9,065	9,609

VTR Comunicaciones S.p.A.,

4.38%, 4/15/29 (1)	3,425	3,528

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    180    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 19.4% continued

Cable & Satellite – 1.1% continued

Ziggo Bond Co. B.V.,

6.00%, 1/15/27(1)	$11,275	$11,656

		43,545

Casinos & Gaming – 0.9%

International Game Technology PLC,

5.25%, 1/15/29(1)	8,525	9,111

Melco Resorts Finance Ltd.,

5.63%, 7/17/27(1)	11,325	11,495

Studio City Finance Ltd.,

5.00%, 1/15/29(1)	4,975	4,587

Wynn Macau Ltd.,

5.50%, 10/1/27(1)	11,982	11,443

		36,636

Chemicals – 0.3%

Diamond BC B.V.,

4.63%, 10/1/29(1)	5,775	5,862

Methanex Corp.,

5.13%, 10/15/27	4,375	4,730

SPCM S.A.,

3.38%, 3/15/30(1)	1,700	1,699

		12,291

Commercial Finance – 0.6%

AerCap Holdings N.V.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.54%), 5.88%, 10/10/79(2)	10,375	10,826

VistaJet Malta Finance PLC/XO Management Holding, Inc.,

10.50%, 6/1/24(1)	13,425	14,583

		25,409

Containers & Packaging – 0.2%

ARD Finance S.A.,

6.50%, (100% Cash), 6/30/27(1) (6)	9,175	9,747

Diversified Banks – 1.2%

Barclays PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24 (2) (3)	11,075	12,508

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (2) (3)	5,750	5,746

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 19.4% continued

Diversified Banks – 1.2% continued

BNP Paribas S.A.,

(Variable, USD Swap 5Y + 5.15%), 7.38%, 8/19/25(1) (2) (3)	$6,450	$7,482

Credit Agricole S.A.,

(Variable, USD Swap 5Y + 4.90%), 7.88%, 1/23/24(1) (2) (3)	5,168	5,756

Deutsche Bank A.G.,

(Variable, USD Swap 5Y + 5.00%), 7.50%, 4/30/25(2) (3)	6,125	6,734

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25(2) (3)	4,950	5,210

Natwest Group PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31(2) (3)	4,450	4,471

		47,907

Electrical Equipment Manufacturing – 0.1%

TK Elevator Holdco GmbH,

7.63%, 7/15/28(1)	4,825	5,157

Exploration & Production – 0.3%

MEG Energy Corp.,

5.88%, 2/1/29(1)	4,475	4,576

Strathcona Resources Ltd.,

6.88%, 8/1/26(1)	6,400	6,340

		10,916

Food & Beverage – 0.8%

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

6.50%, 4/15/29(1)	11,125	12,432

5.50%, 1/15/30(1)	6,000	6,673

Minerva Luxembourg S.A.,

4.38%, 3/18/31(1)	5,200	5,023

Sigma Holdco B.V.,

7.88%, 5/15/26	6,630	6,547

		30,675

Hardware – 0.1%

Seagate HDD Cayman,

3.38%, 7/15/31(1)	2,200	2,145

Homebuilders – 0.2%

Empire Communities Corp.,

7.00%, 12/15/25(1)	6,325	6,610

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    181    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 19.4% continued

Machinery Manufacturing – 0.2%

Husky III Holding Ltd.,

13.00%, (100% Cash),

2/15/25(1) (6)	$7,140	$7,586

Metals & Mining – 1.1%

Constellium S.E.,

3.75%, 4/15/29 (1)	4,350	4,237

First Quantum Minerals Ltd.,

7.25%, 4/1/23 (1)	6,475	6,589

6.50%, 3/1/24 (1)	6,250	6,328

FMG Resources Pty. Ltd., Series 2006,

4.38%, 4/1/31 (1)	3,750	3,875

New Gold, Inc.,

6.38%, 5/15/25 (1)	4,575	4,712

Taseko Mines Ltd.,

7.00%, 2/15/26 (1)	5,250	5,322

Vedanta Resources Ltd.,

6.38%, 7/30/22 (1)	11,510	11,481

		42,544

Oil & Gas Services & Equipment – 0.6%

Nabors Industries Ltd.,

7.25%, 1/15/26 (1)	8,400	8,170

Shelf Drilling Holdings Ltd.,

8.88%, 11/15/24 (1)	3,225	3,306

Transocean Pontus Ltd.,

6.13%, 8/1/25 (1)	6,146	6,146

Weatherford International Ltd.,

6.50%, 9/15/28 (1)	5,675	5,845

		23,467

Pharmaceuticals – 1.6%

Bausch Health Cos., Inc.,

5.00%, 1/30/28 (1)	6,500	6,167

4.88%, 6/1/28 (1)	5,650	5,855

5.25%, 1/30/30 (1)	13,725	12,799

Cheplapharm Arzneimittel GmbH,

5.50%, 1/15/28 (1)	9,075	9,402

Endo Dac/Endo Finance LLC/Endo Finco, Inc.,

9.50%, 7/31/27 (1)	8,277	8,295

6.00%, 6/30/28 (1)	9,705	6,939

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 19.4% continued

Pharmaceuticals – 1.6% continued

Teva Pharmaceutical Finance Netherlands III B.V.,

7.13%, 1/31/25	$7,625	$8,340

6.75%, 3/1/28	4,780	5,461

		63,258

Power Generation – 0.3%

Drax Finco PLC,

6.63%, 11/1/25(1)	11,102	11,463

Property & Casualty Insurance – 0.6%

Ardonagh Midco 2 PLC,

11.50%, 1/15/27 (1) (6)	10,612	11,594

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,

7.63%, (100% Cash), 10/15/25 (1) (6)	9,425	10,008

		21,602

Publishing & Broadcasting – 0.2%

Clear Channel International B.V.,

6.63%, 8/1/25(1)	7,075	7,367

Refining & Marketing – 0.4%

eG Global Finance PLC,

6.75%, 2/7/25 (1)	9,660	9,878

Parkland Corp.,

4.50%, 10/1/29 (1)	6,200	6,284

		16,162

Renewable Energy – 0.1%

Atlantica Sustainable Infrastructure PLC,

4.13%, 6/15/28(1)	5,125	5,297

Restaurants – 0.2%

1011778 B.C. ULC/New Red Finance, Inc.,

4.00%, 10/15/30(1)	9,525	9,430

Semiconductors – 0.3%

ams A.G.,

7.00%, 7/31/25(1)	9,350	10,028

Software & Services – 0.2%

ION Trading Technologies S.a.r.l.,

5.75%, 5/15/28(1)	6,300	6,424

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    182    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 19.4% continued

Technology – 0.4%

Sixsigma Networks Mexico S.A. de C.V.,

7.50%, 5/2/25(1)	$15,525	$15,098

Travel & Lodging – 1.8%

Carnival Corp.,

7.63%, 3/1/26 (1)	8,975	9,581

5.75%, 3/1/27 (1)	12,325	12,741

4.00%, 8/1/28 (1)	3,225	3,257

NCL Corp. Ltd.,

5.88%, 3/15/26 (1)	6,400	6,560

NCL Finance Ltd.,

6.13%, 3/15/28 (1)	3,850	3,994

Royal Caribbean Cruises Ltd.,

9.13%, 6/15/23 (1)	7,250	7,879

4.25%, 7/1/26 (1)	2,450	2,400

5.50%, 8/31/26 (1)	7,975	8,198

Viking Cruises Ltd.,

13.00%, 5/15/25 (1)	4,865	5,601

5.88%, 9/15/27 (1)	11,176	10,813

		71,024

Trucking & Leasing – 0.3%

Fly Leasing Ltd.,

7.00%, 10/15/24(1)	12,490	12,396

Wireless Telecommunications Services – 2.2%

Altice France S.A.,

7.38%, 5/1/26 (1)	12	13

5.13%, 7/15/29 (1)	6,450	6,324

10/15/29 (1) (4)	12,400	12,275

C&W Senior Financing DAC,

6.88%, 9/15/27 (1)	7,676	8,069

Connect Finco S.a.r.l./Connect U.S. Finco LLC,

6.75%, 10/1/26 (1)	13,025	13,627

Digicel Group Holdings Ltd.,

10.00%, 4/1/24 (6)	12,503	12,503

Telesat Canada/Telesat LLC,

5.63%, 12/6/26 (1)	5,725	5,496

6.50%, 10/15/27 (1)	12,000	10,401

Vmed O2 UK Financing I PLC,

4.25%, 1/31/31 (1)	9,200	9,177

4.75%, 7/15/31 (1)	6,375	6,513

		84,398

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 19.4% continued

Wireline Telecommunications Services – 0.6%

Altice France Holding S.A.,

10.50%, 5/15/27 (1)	$11,675	$12,768

Telecom Italia Capital S.A.,

6.38%, 11/15/33	9,451	10,998

		23,766

Total Foreign Issuer Bonds

(Cost $737,309)		759,074

TERM LOANS – 0.5%

Pharmaceuticals – 0.5%

Alvogen Pharma U.S., Inc., January 2020 Loan,

(Floating, ICE LIBOR USD 3M + 5.25%, 1.00% Floor), 6.25%, 12/31/23(9)	18,795	18,121

Total Term Loans

(Cost $18,754)		18,121

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 0.0%

Airlines – 0.0%

Voyager Aviation Holdings LLC(5) (8) (10) *	2,621	$—

Total Common Stocks

(Cost $3)		—

PREFERRED STOCKS – 0.1%

Banks – 0.0%

GMAC Capital Trust I, (Variable, ICE LIBOR USD 3M + 5.79%), 5.91%(9)	46,835	1,185

Specialized Finance – 0.1%

Cayenne Aviation LLC(5) (10) (11) *	15,725	1,573

Total Preferred Stocks

(Cost $2,475)		2,758

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    183    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD FIXED INCOME FUND continued

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(12) (13)	87,392,436	$87,392

Total Investment Companies

(Cost $87,392)		87,392

Total Investments – 100.1%

(Cost $3,795,920)		3,908,788

Liabilities less Other Assets – (0.1%)		(2,733)

NET ASSETS – 100.0%		$3,906,055

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.
(3)	Perpetual bond. Maturity date represents next call date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(5)

Restricted security that has been deemed illiquid. At September 30, 2021, the value of these restricted illiquid securities amounted to approximately $6,757,000 or 0.2% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Cayenne Aviation LLC	5/18/21	$1,573

JPR Royalty Sub LLC, 14.00%, 9/1/20	3/10/11	8,000

Voyager Aviation Holdings LLC, 8.50%, 5/9/26	5/3/21	5,227

Voyager Aviation Holdings LLC	5/18/21	3

(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Level 3 asset that is worthless, bankrupt or has been delisted.
(9)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(10)	Restricted security.
(11)	Level 3 asset.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(13)	7-day current yield as of September 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate bonds	77.9%

Foreign Issuer Bonds	19.4%

Term Loans	0.5%

Preferred stocks	0.1%

Investment Companies	2.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    184    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds(1)	$ —	$3,041,443	$ —	$3,041,443

Foreign Issuer Bonds(1)	—	759,074	—	759,074

Term Loans	—	18,121	—	18,121

Preferred Stocks:

Banks	—	1,185	—	1,185

Specialized Finance	—	—	1,573	1,573

Total Preferred Stocks	—	1,185	1,573	2,758

Investment Companies	87,392	—	—	87,392

Total Investments	$87,392	$3,819,823	$1,573	$3,908,788

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    185    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 95.0%

Alabama – 1.1%

Hoover IDB Environmental Improvement Revenue Bonds (AMT), United States Steel Corp.,

5.75%, 10/1/49	$1,000	$1,186

Lower Alabama Gas District Gas Project Revenue Bonds, Series A,

5.00%, 9/1/46	5,000	7,112

		8,298

Arizona – 5.3%

Arizona State IDA Economic Development Revenue Bonds, Legacy Cares, Inc., Project,

7.75%, 7/1/50	1,500	1,782

Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project,

5.63%, 7/1/48(1) (2)	2,000	2,278

Arizona State IDA Education Revenue Bonds, Candeo Schools, Inc., Project (School District Credit Program),

4.00%, 7/1/47	700	772

Arizona State IDA Education Revenue Bonds, Christian University Project,

5.63%, 10/1/49(1)	1,300	1,391

Arizona State IDA Education Revenue Bonds, Doral Academy of Nevada - Fire Mesa,

5.00%, 7/15/49	1,675	1,879

Arizona State IDA Education Revenue Bonds, Odyssey Preparatory Academy Project,

4.38%, 7/1/39	1,000	1,077

5.00%, 7/1/49	1,000	1,112

Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,

4.00%, 7/1/61	1,250	1,362

Arizona State IDA Education Revenue Refunding Bonds, Doral Academy of Northern,

4.00%, 7/15/51(1)	500	543

Arizona State IDA Education Revenue Refunding Bonds, Series A, Cadence Campus Project,

4.00%, 7/15/50	1,000	1,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Arizona – 5.3% continued

Arizona State Industrial Development Authority Economic Development Revenue Bonds, Series A, Legacy Cares, Inc., Project,

5.50%, 7/1/31	$100	$108

6.00%, 7/1/51	400	438

Arizona State Industrial Development Authority Education Revenue Bonds, Somerset Academy of Las Vegas-Aliante & Skye Canyon Campus Projects,

4.00%, 12/15/51	700	751

Chandler Industrial Development Authority Variable Revenue Bonds (AMT), Intel Corp.,

5.00%, 6/3/24(3) (4) (5)	1,000	1,117

Glendale IDA Senior Living Facilities Revenue Bonds, Royal Oaks Inspirata Pointe Project,

5.00%, 5/15/56	1,000	1,126

La Paz County IDA Education Facility Lease Revenue Bonds, Charter School Solutions-Harmony Public Schools,

5.00%, 2/15/36	1,400	1,567

5.00%, 2/15/46	3,500	3,868

Maricopa County IDA Education Revenue Bonds, Social Bonds, Arizona Autism Charter,

7/1/61(1) (6)	1,250	1,334

Maricopa County IDA Educational Facilities Revenue Bonds, Ottawa University,

5.50%, 10/1/51	1,000	1,114

Maricopa County IDA Educational Revenue Bonds, Arizona Autism Chart Schools Project,

5.00%, 7/1/50	750	871

Maricopa County Industrial Development Authority Hospital Revenue Bonds, Series A, Honor Health,

3.00%, 9/1/51	1,000	1,041

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds, Airport, Series B (AMT),

4.00%, 7/1/44	2,000	2,269

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    186    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Arizona – 5.3% continued

5.00%, 7/1/49	$1,000	$1,217

Phoenix IDA Education Facility Revenue Refunding Bonds, Great Hearts Academies,

5.00%, 7/1/46	2,650	2,908

Phoenix IDA Student Housing Revenue Bonds, Downtown Phoenix Student Housing II LLC,

5.00%, 7/1/59	1,000	1,174

Salt Verde Financial Corp. Senior Gas Revenue Bonds,

5.00%, 12/1/37	3,000	4,128

Tempe IDA Revenue Bonds, Friendship Village of Tempe Project,

5.00%, 12/1/50	1,500	1,677

Tempe Industrial Development Authority Revenue Refunding Bonds, Friendship Village Project,

12/1/46(6)	1,000	1,081

		41,047

California – 12.8%

Antelope Valley Healthcare District, Revenue Refunding Bonds, Series A,

5.25%, 3/1/36	1,020	1,137

California Community Housing Agency Essential Housing Revenue Bonds, Summit at Sausalito Apartments,

4.00%, 2/1/50(1)	1,000	1,051

3.00%, 2/1/57(1)	1,000	942

California Community Housing Agency Essential Housing Revenue Bonds, Verdant at Green Valley Project,

5.00%, 8/1/49(1)	2,000	2,240

California Community Housing Agency Essential Housing Senior Revenue Bonds, Glendale Properties,

4.00%, 2/1/56	1,000	1,076

California Community Housing Agency Essential Housing Subordinate Revenue Bonds, Series A, Glendale Properties,

4.00%, 8/1/47	1,000	1,063

California Community Housing Agency Revenue Bonds, Series A, Annadel Apartments Project,

5.00%, 4/1/49	2,000	2,221

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.8% continued

California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Merced County Tobacco Funding,

5.00%, 6/1/50	$500	$590

California PFA Educational Facilities Revenue Bonds, Crossroads Christian Schools Project,

5.00%, 1/1/56	500	517

California PFA Educational Facilities Revenue Bonds, Trinity Classical Academy,

5.00%, 7/1/54(1)	1,500	1,558

California Public Finance Authority Senior Living Revenue Bonds, Enso Village Project, Green Bonds,

5.00%, 11/15/56	245	279

California School Finance Authority Educational Facilities Revenue Bonds, Series A, Kipp Socal Public School Projects,

5.00%, 7/1/49	2,000	2,387

California State Municipal Finance Authority Educational Revenue Bonds, Stream Charter School Project,

5.00%, 6/15/51	1,000	1,088

California State Municipal Finance Authority Revenue Bonds, Barlow Respiratory Hospital,

4.00%, 9/1/50	2,000	2,265

California State Municipal Finance Authority Revenue Bonds, Series A,

5.00%, 12/1/54	500	560

California State Municipal Finance Authority Revenue Bonds, Series A, Baptist University,

5.00%, 11/1/46	3,000	3,442

California State Municipal Finance Authority Revenue Refunding Bonds, The Master’s University,

5.00%, 8/1/48	510	583

California State Municipal Finance Authority Senior Lien Revenue Bonds (AMT), LINXS APM Project,

5.00%, 12/31/43	5,000	5,991

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    187    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.8% continued

California State Municipal Finance Authority Special Facility Revenue Bonds (AMT), United Airlines, Inc., Project,

4.00%, 7/15/29	$3,000	$3,392

California State Municipal Finance Authority Student Housing Revenue Bonds, Series A, Claremont Collegiate Project,

5.00%, 7/1/52(1)	1,000	1,120

California State Pollution Control Financing Authority Solid Waste Disposal Subordinate Green Revenue Bonds (AMT), Calplant I Project,

7.50%, 12/1/39(7)	3,000	915

California State Pollution Control Financing Authority Water Furnishing Revenue Refunding Bonds, San Diego County Water Authority,

5.00%, 11/21/45	1,000	1,187

California State School Finance Authority Charter Revenue Refunding Bonds, Aspire Public School, Prerefunded,

5.00%, 8/1/25(8)	425	498

California State School Finance Authority Charter School Revenue Bonds, Series A, Classical Academies Project,

5.00%, 10/1/50	1,000	1,168

California State Various Purpose G.O. Unlimited Bonds,

4.00%, 10/1/34	2,500	3,044

CSCDA College Housing Revenue Bonds, NCCD-Hooper Street, LLC-California College,

5.25%, 7/1/49	1,700	1,820

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Altana Glendale Social Bonds,

4.00%, 10/1/56	1,000	1,057

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, City of Orange Portfolio,

4.00%, 3/1/57(1)	1,500	1,589

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.8% continued

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Parallel-Anaheim Social Bonds,

4.00%, 8/1/56	$1,000	$1,057

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Renaissance at City Center, Series A,

5.00%, 7/1/51	2,250	2,568

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Series A,

5.00%, 1/1/54	1,500	1,713

CSCDA Community Improvement Authority Essential Housing Revenue Bonds, Social Bonds, Series A-2,

4.00%, 10/1/56	1,000	1,051

CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Pasadena Project Social Bonds,

3.00%, 12/1/56	1,000	941

CSCDA Revenue Bonds, California Baptist University, Prerefunded,

7.25%, 11/1/21(8)	2,000	2,011

CSCDA Revenue Refunding Bonds, Series A, California Baptist University,

5.00%, 11/1/32	500	596

5.00%, 11/1/41	1,000	1,168

CSCDA Special Tax Revenue Bonds, Community Facilities District No. 2016-02 Delta Coves,

4.00%, 9/1/50	1,000	1,115

CSCDA Special TRB, Improvement Area No. 1,

4.00%, 9/1/51	1,000	1,104

CSCDA Statewide Revenue Special Assessment Bonds,

4.00%, 9/2/50	500	557

Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,

4.00%, 1/15/46	750	856

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    188    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.8% continued

Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Refunding Bonds, Series A-1,

5.00%, 6/1/47	$5,000	$5,139

Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds,

1.40%, 6/1/25	875	878

Metropolitan Water District of Southern California Revenue Bonds, Series A,

5.00%, 10/1/51	3,000	3,870

Metropolitan Water District of Southern California Revenue Refunding Bonds, Series C,

5.00%, 7/1/38	5,000	6,509

Ontario Special Tax Bonds, Tevelde Facilities,

4.00%, 9/1/51	1,000	1,131

River Islands Public Financing Authority Special Tax Bonds, Community Facilities District No. 2021-1,

4.00%, 9/1/51	1,000	1,061

River Islands Public Financing Authority Special Tax Refunding Bonds, Phase 2 Public Improvement,

4.00%, 9/1/51	1,000	1,094

Roseville Special Tax Bonds, The Ranch At Sierra Vista Community Facilities District No. 1 (Public Facilities),

4.00%, 9/1/50	150	166

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/49	4,000	4,842

San Francisco City & County Community Facilities District 2016-1 Special Tax Bonds, Series 2021,

4.00%, 9/1/51	1,000	1,113

San Francisco City & County G.O. Unlimited Bonds, Series 2020, Health and Recovery,

4.00%, 6/15/46	5,000	5,819

San Luis Obispo Community Facilities District No. 2019-1 Special Tax Bonds,

4.00%, 9/1/51	695	782

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

California – 12.8% continued

Santa Paula Special Tax Bonds, Harvest Community Facilities District No. 1 Improvement,

4.00%, 9/1/50	$1,000	$1,104

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities,

5.00%, 6/1/48	1,500	1,856

Whittier Union High School District G.O. Unlimited Bonds, Series A,

3.00%, 8/1/46	3,855	4,076

		98,957

Colorado – 4.3%

Brighton Crossing Metropolitan District No. 6 G.O. Limited Bonds, Series A,

5.00%, 12/1/50	1,000	1,095

Canyon Pines Metropolitan District Special Improvement District No.1 Revenue Special Assessment Bonds,

3.75%, 12/1/40	1,000	944

Cascade Ridge Metropolitan District G.O. Limited Bonds,

5.00%, 12/1/51	1,205	1,192

Chambers Highpoint Metropolitan District No. 2 G.O. Limited Bonds,

5.00%, 12/1/51	500	521

Cielo Metropolitan District G.O. Limited Bonds,

5.25%, 12/1/50	1,000	1,043

Clear Creek Transit Metropolitan District No.2 G.O. Limited Bonds, Series A,

5.00%, 12/1/50	570	619

Colorado Educational & Cultural Authority Revenue Bonds, Aspen View Academy Project,

4.00%, 5/1/61	500	540

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Science Technology English & Math,

5.00%, 11/1/54	1,500	1,582

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    189    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Colorado – 4.3% continued

Colorado Health Facilities Authority Hospital Revenue and Improvement Refunding Bonds, Christian Living Neighborhoods,

1/1/42(6)	$1,000	$1,096

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane,

5.00%, 12/31/56	2,000	2,255

Colorado Springs Utilities Revenue Refunding Bonds, Series A,

4.00%, 11/15/50	2,500	2,930

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/44	5,000	6,087

Legato Community Authority Limited Tax Supported Revenue Bonds, Senior Series A-1,

5.00%, 12/1/51	750	807

Nine Mile Metropolitan District Revenue Bonds,

5.13%, 12/1/40	1,000	1,105

Prairie Center Metropolitan District No. 3 Limited Property Tax Supported Revenue Refunding Bonds, Series A,

5.00%, 12/15/41	3,000	3,253

Silver Peaks Metropolitan District No. 3 Senior Lien G.O. Limited Bonds, Series A,

5.00%, 12/1/50	500	538

STC Metropolitan District No. 2 Revenue G.O. Limited Refunding Bonds, Series A,

5.00%, 12/1/38	1,000	1,093

Transport Metropolitan District No. 3 MDD G.O. Limited Bonds, Series 2021-A-1,

5.00%, 12/1/51	1,500	1,661

Westerly Metropolitan District No. 4 Senior G.O. Limited Bonds, Series A,

5.00%, 12/1/50	1,000	1,090

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Colorado – 4.3% continued

Windler Public Improvement Authority Limited Tax Supported Revenue Bonds, Series A-1,

4.13%, 12/1/51	$3,500	$3,461

		32,912

Connecticut – 0.5%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series A, Mclean Issue,

5.00%, 1/1/55	500	552

Hamden Revenue Refunding Bonds, Whitney Center Project,

5.00%, 1/1/50	1,000	1,074

Steel Point Infrastructure Improvement District Special Obligation Revenue Tax Allocation Bonds, Steelpointe Harbor Project,

4/1/51 (6)	1,200	1,222

West Hartford Connecticut G.O. Unlimited Taxable Bonds, Series B,

1.40%, 7/1/27	1,000	1,001

		3,849

District of Columbia – 0.6%

District of Columbia Revenue Bonds,

5.00%, 7/1/49	2,550	3,007

District of Columbia Revenue Bonds, Latin American Montessori Bilingual Public Charter School Issue,

5.00%, 6/1/50	1,000	1,165

District of Columbia Rocketship DC Obligated Group Revenue Bonds,

5.00%, 6/1/61	500	576

		4,748

Florida – 7.3%

Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics,

4.00%, 12/1/49	2,000	2,289

Broward County School District G.O. Unlimited Bonds,

5.00%, 7/1/49	5,000	6,427

Capital Trust Agency Air Cargo Revenue Refunding Bonds, Series A, Aero Miami FX,

5.35%, 7/1/29	2,420	2,429

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    190    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Florida – 7.3% continued

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Liza Jackson Preparatory School,

5.00%, 8/1/55	$1,000	$1,177

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Lutz Preparatory School Inc., Project,

4.00%, 6/1/51	400	441

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Pepin Academies, Inc., Project,

5.75%, 7/1/55(1)	1,000	1,086

Capital Trust Agency Educational Facilities Educational Facilities Revenue Bonds, Team Success A School of Excellence,

5.00%, 6/1/55	2,000	2,140

Capital Trust Agency Educational Facilities Revenue Bonds, Academir Charter Schools, Inc. Project,

4.00%, 7/1/51	750	806

Capital Trust Agency Student Housing Revenue Bonds, University Bridge, LLC Student Housing Project,

5.25%, 12/1/43	3,000	3,499

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	2,000	2,361

Florida Development Finance Corp. Surface Transportation Facilities Revenue Refunding Bonds (AMT), Virgin Trains U.S.A. Pass,

6.38%, 1/1/26(3) (4) (5)	4,000	4,083

Florida State Development Finance Corp. Educational Facilities Revenue Bonds, 2017 Foundation for Global Understanding, Inc. Project,

7/1/51 (6)	750	780

Florida State Development Finance Corp. Educational Facility Revenue Bonds, Pepin Academics of Pasco County, Inc., Project,

5.00%, 1/1/50(1)	1,000	1,075

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Florida – 7.3% continued

Florida State Development Finance Corp. Educational Facility Revenue Refunding Bonds, Renaissance Charter School,

5.00%, 9/15/50	$1,500	$1,651

Florida State Development Finance Corp. Senior Living Revenue Refunding Bonds, Glenridge on Palmer Ranch,

5.00%, 6/1/51	2,000	2,277

Florida State Development Finance Corp. Solid Waste Disposal Revenue Bonds (AMT), Waste Pro U.S.A., Inc., Project,

5.00%, 5/1/29	1,500	1,605

Florida State Development Finance Corp., Revenue Bonds, Educational Facilities River City Science Academy Projects,

4.00%, 7/1/55	500	527

Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,

5.00%, 3/1/42	2,000	2,316

Lake County Retirement Facility Revenue Refunding Bonds, Lakeside at Waterman Village Project,

5.75%, 8/15/55	1,000	1,127

Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,

4.00%, 11/15/51	2,000	2,274

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),

4.00%, 10/1/45	1,175	1,356

Ocean Highway & Port Authority Florida Port Facilities Revenue Bonds (AMT), Worldwide Terminals Fenandina Project,

5.50%, 12/1/49(1)	1,500	1,520

Palm Beach County Health Facilities Authority Hospital Revenue Bonds, Baptist Health South Florida,

4.00%, 8/15/49	1,500	1,703

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    191    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Florida – 7.3% continued

Palm Beach County Revenue Bonds, Palm Beach Atlantic University,

5.00%, 4/1/39(1)	$1,750	$2,006

Palm Beach County Revenue Bonds, Series A, Lynn University Housing Project,

5.00%, 6/1/57	1,500	1,764

Pinellas County IDA Revenue Bonds, 2017 Foundation for Global Understanding Project,

5.00%, 7/1/39	4,000	4,546

Saint Johns County IDA Senior Living Revenue Refunding Bonds, Series A, Vicar’s Landing Project,

4.00%, 12/15/50	500	542

Seminole County IDA Educational Facilities Revenue Bonds, Galileo Schools for Gifted Learning,

4.00%, 6/15/51(1)	665	732

Sterling Hill Community Development District Capital Improvement Special Assessment Revenue Bonds, Series B,

5.50%, 11/1/10(7)	143	85

Venice Retirement Community Revenue Improvement Bonds, Village on the Isle Project,

5.00%, 1/1/47	1,000	1,114

Village Community Development District No. 13 Special Assessment Revenue Bonds,

3.50%, 5/1/51(1)	1,000	1,037

		56,775

Georgia – 2.3%

Atlanta Development Authority Senior Health Care Facilities Revenue Bonds, Georgia Proton Treatment Center,

6.75%, 1/1/35	3,000	2,260

Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,

2.75%, 1/1/52(9)	1,215	1,214

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,

4.00%, 2/15/51	5,000	5,679

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Georgia – 2.3% continued

Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,

4.00%, 12/1/28(3) (4) (5)	$1,000	$1,181

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,

5.00%, 5/15/49	4,000	5,823

White County Development Authority Revenue Bonds, Truett McConnell University Project,

5.25%, 10/1/49	1,500	1,574

		17,731

Guam – 0.3%

Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F,

1/1/42(6)	1,000	1,117

Guam Government Department of Education Revenue Refunding COPS, John F. Kennedy High School Refunding & Energy Efficiency Project,

5.00%, 2/1/40	1,000	1,129

		2,246

Illinois – 5.0%

Belleville Tax Increment & Sales Tax Allocation Revenue Refunding Bonds, Carlyle/Green Mount Redevelopment,

3.75%, 7/1/41	1,000	1,015

Chicago O’Hare International Airport Revenue Senior Lien General Revenue Bonds, Series B,

5.00%, 1/1/48	5,000	6,055

Chicago Waterworks Second Lien Revenue Bonds,

5.00%, 11/1/29	2,500	2,978

Illinois Finance Authority Revenue Refunding Bonds, Plymouth Place, Inc.,

5.00%, 5/15/51	410	476

5.00%, 5/15/56	440	508

Illinois State Finance Authority Health Services Facilities Lease Revenue Bonds, University of Illinois Health Services,

4.00%, 10/1/50	1,480	1,655

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    192    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Illinois – 5.0% continued

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,

5.00%, 1/1/44	$5,000	$5,932

Illinois State Finance Authority Revenue Refunding Bonds, Friendship Village Schaumburg,

5.13%, 2/15/45	1,500	1,081

Illinois State Finance Authority Revenue Refunding Bonds, Illinois Institute of Technology,

5.00%, 9/1/40	2,000	2,432

Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,

3.00%, 5/15/50	500	524

Illinois State Finance Authority Revenue Refunding Bonds, Rosalind Franklin University,

5.00%, 8/1/42	1,100	1,271

Illinois State Finance Authority Student Housing & Academic Facilities Revenue Bonds, CHF - Chicago, LLC - University of Illinois at Chicago Project,

5.00%, 2/15/47	5,000	5,692

Illinois State G.O. Unlimited Bonds,

5.50%, 5/1/30	1,000	1,303

Illinois State G.O. Unlimited Refunding Bonds,

5.00%, 2/1/29	1,000	1,181

Illinois State Housing Development Authority Revenue Bonds, Series A (FHLMC, FNMA, GNMA Insured),

4.13%, 10/1/38	1,055	1,166

Illinois State Toll Highway Authority Revenue Bonds, Series A,

5.00%, 1/1/44	3,000	3,687

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,

5.00%, 6/15/30	500	621

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Illinois – 5.0% continued

Upper Illinois River Valley Development Authority Revenue Refunding Bonds, Prairie Crossing Charter,

5.00%, 1/1/45	$250	$263

5.00%, 1/1/55(1)	625	654

		38,494

Indiana – 1.7%

Finance Authority Educational Facilities Revenue Bonds, Seven Oaks Classical School Project,

5.00%, 6/1/51	520	561

5.00%, 6/1/56	455	487

Goshen MFH Revenue Bonds, Green Oaks of Goshen Project, Housing Choice Voucher Program (Housing & Urban Development Sector 8 Program),

5.00%, 8/1/41 (1)	1,000	990

Housing & Community Development Authority Multifamily Revenue Bonds, Series A, Vita of Marion Project,

5.25%, 4/1/41	1,000	1,050

Indiana State Finance Authority Exempt Facilities Revenue Bonds (AMT), Res Polyflow Indiana, Green Bonds,

7.00%, 3/1/39	4,000	3,785

Indiana State Finance Authority Revenue Bonds, Kipp Indianapolis Inc., Project,

5.00%, 7/1/55	510	569

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,

5.00%, 10/1/41	4,625	5,997

		13,439

Iowa – 0.9%

Iowa State Finance Authority Revenue Bonds, Series A, Lifespace Communities,

5.00%, 5/15/48	4,000	4,579

Iowa State Finance Authority Revenue Refunding Bonds, Lifespace Communities Inc.,

4.00%, 5/15/53	1,000	1,101

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    193    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Iowa – 0.9% continued

Iowa State Finance Authority Senior Living Facilities Revenue Refunding Bonds, Sunrise Retirement Community Project,

5.00%, 9/1/51	$1,000	$1,062

		6,742

Kansas – 0.3%

Shawnee Education Facilities Revenue Bonds, Maranatha Christian Academy Project, Series A,

5.00%, 8/1/56(1)	2,000	2,094

Kentucky – 0.9%

Kentucky Public Transportation Infrastructure Authority First Tier Toll Revenue Bonds, Series A, Downtown Crossing Project,

5.75%, 7/1/49	2,500	2,732

Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health,

5.25%, 6/1/50	2,500	2,791

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Owensboro Health, Inc.,

5.00%, 6/1/45	1,500	1,739

		7,262

Louisiana – 1.3%

Calcasieu Parish Memorial Hospital Service District Revenue Refunding Bonds, Lake Charles Memorial Hospital Project,

5.00%, 12/1/34	2,000	2,404

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,

2.50%, 4/1/36	2,000	2,030

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,

5.00%, 5/15/46	1,000	1,177

4.00%, 5/15/49	1,000	1,139

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Louisiana – 1.3% continued

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Prerefunded,

5.00%, 5/15/26(8)	$50	$60

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Jefferson Parish Gomesa Project,

4.00%, 11/1/44	1,000	1,079

Saint James Parish Revenue Bonds, Series 2, Nustar Logistics L.P. Project,

6.35%, 7/1/40	1,000	1,320

Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp. Project,

2.38%, 7/1/26(3) (4) (5)	1,000	1,052

		10,261

Maine – 0.7%

Maine State Health & Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center, Prerefunded,

5.00%, 7/1/23(8)	5,000	5,408

Maryland – 1.2%

Baltimore Senior Lien Special Obligation Tax Allocation Refunding Bonds, Harbor Point Project,

3.63%, 6/1/46	1,750	1,815

Frederick County Subordinate Special Tax Obligation Revenue Bonds, Series C,

4.00%, 7/1/50	1,000	1,120

Maryland Economic Development Corp. Senior Student Housing Revenue Bonds, Morgan State University Project,

5.00%, 7/1/56	250	302

Maryland Economic Development Corp. Special Obligation Tax Allocation, Port Covington Project,

4.00%, 9/1/50	500	562

Maryland State Department of Transportation Baltimore Washington International Revenue Bonds (AMT),

5.00%, 8/1/46	1,500	1,880

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    194    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Maryland – 1.2% continued

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Series A, Adventist Healthcare,

6.25%, 1/1/31	$1,550	$1,572

6.13%, 1/1/36	2,000	2,028

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare,

4.00%, 1/1/38	300	343

		9,622

Massachusetts – 3.4%

Lowell Massachusetts Collegiate Charter Revenue Bonds,

5.00%, 6/15/49	1,250	1,337

Massachusetts State Clean Water Trust Sustainability Revenue Bonds, Series 23B,

5.00%, 2/1/38	5,000	6,527

Massachusetts State Development Finance Agency Revenue Bonds, Series A, UMASS Boston Student Housing,

5.00%, 10/1/41	5,000	5,603

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series S, Milford Regional Medical Center,

5.00%, 7/15/46	150	180

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,

5.00%, 7/1/32	1,000	1,179

Massachusetts State School Building Authority Sales TRB, Series A, Social Bonds,

3.00%, 8/15/50	5,000	5,270

Massachusetts State Transportation Fund Revenue Refunding Bonds, Commonwealth Transportation,

5.00%, 6/1/42	5,000	6,475

		26,571

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Michigan – 4.7%

Detroit G.O. Unlimited Bonds, Series A, Social Bonds,

5.00%, 4/1/50	$1,000	$1,204

Grand Rapids Charter Township Revenue Refunding Bonds, Porter Hills Presbyterian,

5.00%, 5/15/44	1,000	1,156

Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),

2.00%, 5/1/41	1,285	1,191

Kalamazoo County G.O. Limited Bonds,

2.13%, 5/1/42	1,000	945

Michigan Mathematics & Science Initiative Revenue Refunding Bonds,

4.00%, 1/1/51	1,000	1,088

Michigan State Finance Authority Ltd. Obligation Revenue Refunding Bonds, Kettering University Project,

4.00%, 9/1/50	650	726

Michigan State Finance Authority Revenue Refunding Bonds, Senior Series B-1, Class 2,

5.00%, 6/1/49	1,000	1,181

Michigan State Finance Authority Revenue Refunding Bonds, Series A,

3.00%, 12/1/49	2,000	2,097

Michigan State Finance Authority Revenue Refunding Bonds, Local Government Loan Program,

5.00%, 7/1/30	2,000	2,244

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, Recycle,

4.00%, 10/1/26(3) (4) (5)	500	555

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds (AMT), I-75 Improvement Project,

5.00%, 6/30/48	5,000	5,925

Michigan State Strategic Fund Ltd. Obligation Revenue Bonds, Holland Home,

5.00%, 11/15/42	2,500	2,804

Michigan State Strategic Fund Ltd. Obligation Taxable Revenue Bonds, Flint Water Advocacy,

1.88%, 9/1/29	2,000	1,988

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    195    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Michigan – 4.7% continued

Michigan State Trunk Line Fund Revenue Bonds,

4.00%, 11/15/46	$6,000	$7,029

Tipton Academy Public School Academy Revenue Bonds,

4.00%, 6/1/51	1,000	998

Wayne County Airport Authority Revenue Bonds, Series D,

5.00%, 12/1/45	4,355	5,070

		36,201

Minnesota – 0.8%

Apple Valley Senior Housing Revenue Bonds, Orchard Path Phase II Project,

4.00%, 9/1/61	500	523

Duluth Economic Development Authority Health Care Facilities Revenue Refunding Bonds, St. Luke’s Hospital of Duluth,

3.00%, 6/15/44	300	305

Duluth Economic Development Authority Revenue Refunding Bonds, Benedictine Health System,

4.00%, 7/1/41	550	591

Minneapolis Charter School Lease Revenue Bonds, Series A, Kipp North Star Project,

5.75%, 7/1/55	1,000	1,161

Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue Refunding Bonds, Hmong College Preparatory Academy Project,

5.00%, 9/1/55	1,000	1,170

Wayzata Senior Housing Revenue Refunding Bonds, Folkestone Senior Living Community,

5.00%, 8/1/54	1,500	1,601

Woodbury Charter School Lease Revenue Bonds, Woodbury Leadership Project,

4.00%, 7/1/51	660	711

		6,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Mississippi – 0.3%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,

2.38%, 6/1/44	$1,000	$987

Tunica County Urban Renewal Revenue Refunding Bonds, Utility Districts Project,

6.00%, 10/1/40	1,000	1,053

		2,040

Missouri – 1.1%

Cape Girardeau County Industrial Development Authority Health Care Facilities Revenue Bonds, Southeasthealth,

4.00%, 3/1/46	650	723

Joplin IDA Sales TRB, 32nd Street Place Community Improvement District,

4.25%, 11/1/50	1,000	1,006

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Bethesda Health Group, Inc.,

4.00%, 8/1/41	410	478

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Wright Memorial Hospital,

5.00%, 9/1/32	1,145	1,399

5.00%, 9/1/34	1,315	1,597

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, Lutheran Senior Services Project,

4.00%, 2/1/48	2,000	2,232

Plaza At Noah’s Ark Community Improvement District Tax Increment & Improvement District Revenue Refunding Bonds,

3.00%, 5/1/30	500	504

3.13%, 5/1/35	400	399

		8,338

Nebraska – 0.4%

Central Plains Energy Project Gas Project Revenue Refunding Bonds, Series A, Project No. 3,

5.00%, 9/1/42	2,000	2,872

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    196    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Nevada – 0.2%

Las Vegas Special Improvement District No. 616 and Special Improvement District No. 81 Special Assessment Bonds,

3.13%, 6/1/51	$500	$505

Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds,

4.00%, 6/1/49	550	591

Las Vegas Special Improvement District No. 815 Special Assessment Bonds,

5.00%, 12/1/49	250	290

		1,386

New Hampshire – 0.1%

National Finance Authority Revenue Refunding Bonds, Series B (AMT), Green Bonds,

3.75%, 7/2/40(1) (3) (4) (5)	600	635

New Jersey – 2.6%

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC,

5.00%, 1/1/48	1,000	1,032

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

4.00%, 6/15/49	2,250	2,554

New Jersey State EDA Special Facility Revenue Bonds (AMT), Continental Airlines, Inc., Project,

5.63%, 11/15/30	2,000	2,206

New Jersey State Educational Facilities Authority Revenue Bonds, Series A, Green Bonds,

3.00%, 7/1/50	750	770

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A,

6/15/42(6)	1,000	1,136

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA,

4.00%, 6/15/50	500	572

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

New Jersey – 2.6% continued

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,

5.00%, 6/15/45	$2,250	$2,557

South Jersey Transportation Authority Transportation System Revenue Bonds, Series A,

4.00%, 11/1/50	500	564

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,

5.00%, 6/1/46	7,070	8,371

		19,762

New Mexico – 0.7%

Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan,

1.15%, 6/1/24(3) (4) (5)	1,000	1,011

Los Ranchos de Albuquerque Educational Facilities Revenue Refunding Bonds, Albuquerque Academy Project,

4.00%, 9/1/40	1,000	1,140

New Mexico Hospital Equipment Loan Council First Mortgage Revenue Bonds, La Vida Expansion Project,

5.00%, 7/1/49	3,000	3,347

		5,498

New York – 4.7%

Build NYC Resource Corp. Revenue Bonds, New Dawn Charter Schools Project,

5.75%, 2/1/49	1,000	1,084

Dutchess County Local Development Corp. Revenue Refunding Bonds, Series A, Bard College Project,

5.00%, 7/1/51	1,000	1,192

Metropolitan Transportation Authority Revenue Bonds, Series C-1, Green Bonds,

5.00%, 11/15/50	1,000	1,197

Metropolitan Transportation Authority Revenue Refunding Bonds, Climate Bond Certified,

4.00%, 11/15/45	1,000	1,115

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    197    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

New York – 4.7% continued

New York City Housing Development Corp. Multi-Family Housing Revenue Refunding Bonds, Sustainable Development (FHA Insured),

2.15%, 11/1/36	$1,000	$981

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,

4.00%, 8/1/48	2,400	2,777

New York G.O. Unlimited Bonds, Series A-1,

3.00%, 8/1/50	2,000	2,091

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminals,

5.00%, 1/1/34	5,000	5,983

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), LaGuardia Airport Terminal B Redevelopment,

5.00%, 7/1/46	5,000	5,546

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), John F. Kennedy International Airport,

5.25%, 8/1/31	940	1,115

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,

4.00%, 12/1/42	1,250	1,414

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

5.00%, 3/15/50	4,195	5,235

New York Transportation Development Corp. Special Facility Revenue Refunding Bonds (AMT), American Airlines, Inc.,

3.00%, 8/1/31	500	535

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 220 (AMT),

4.00%, 11/1/59	1,500	1,708

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

New York – 4.7% continued

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT),

4.00%, 7/15/60	$2,000	$2,265

Western Regional Off-Track Betting Corp. Revenue Refunding Bonds,

4.13%, 12/1/41(1)	500	493

Yonkers Economic Development Corp. Educational Revenue Bonds, Charter School Educational Excellence Project,

5.00%, 10/15/49	1,155	1,325

		36,056

North Carolina – 0.7%

Charlotte Airport Revenue Refunding Bonds, Series B (AMT),

3.00%, 7/1/46	3,000	3,156

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers,

5.00%, 7/1/49	600	668

North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,

5.00%, 1/1/49	1,500	1,814

		5,638

North Dakota – 0.1%

Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System,

4.00%, 12/1/51	1,000	1,133

Ohio – 2.9%

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Series B-2, Senior Class 2,

5.00%, 6/1/55	5,000	5,660

Cleveland-Cuyahoga County Port Authority Tax Increment Financing Subordinate Tax Allocation Revenue Refunding Bonds, Flats East Bank Project,

4.50%, 12/1/55	1,000	1,059

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    198    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Ohio – 2.9% continued

Franklin County Health Care Facilities Revenue Refunding Bonds, Wesley Communities Obligated Group Project,

5.25%, 11/15/55	$1,000	$1,129

Jefferson County Port Authority Economic Development Revenue Bonds (AMT), JSW Steel U.S.A., Ohio Inc., Project,

3.50%, 12/1/51	1,000	1,021

Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc.,

5.13%, 12/1/49	1,000	1,089

Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,

3.00%, 12/1/40	475	487

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT),

5.00%, 7/1/49(1)	2,000	2,297

Ohio State Air Quality Development Authority Exempt Facilities Revenue Bonds (AMT), Pratt Paper LLC Project,

4.50%, 1/15/48	2,000	2,314

Ohio State Higher Educational Facility Revenue Refunding Bonds, Judson Obligated Group,

5.00%, 12/1/50	1,000	1,157

Port of Greater Cincinnati Development Authority Revenue Bonds,

4.25%, 12/1/50	2,190	2,214

Toledo-Lucas County Port Authority Facilities Revenue Refunding Bonds, CSX Transportation, Inc., Project,

6.45%, 12/15/21(10)	4,000	4,047

		22,474

Oklahoma – 1.9%

Norman Regional Hospital Authority Revenue Bonds, Norman Regional Hospital Authority,

4.00%, 9/1/45	5,000	5,603

Oklahoma Agricultural & Mechanical Colleges University Taxable Revenue Refunding Bonds, Series B,

1.76%, 9/1/28	1,325	1,335

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Oklahoma – 1.9% continued

Oklahoma State Development Finance Authority Revenue Refunding Bonds (AMT), Gilcrease Expressway West Project,

1.63%, 7/6/23	$5,000	$5,040

Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project,

5.00%, 8/1/49	2,000	2,348

		14,326

Oregon – 0.8%

University of Oregon General Revenue Bonds, Series A,

5.00%, 4/1/50	5,000	6,249

Pennsylvania – 3.6%

Berks County Municipal Authority University Revenue Bonds, Alvernia University Project,

5.00%, 10/1/49	1,000	1,108

Franklin County IDA Revenue Bonds, Menno-Haven, Inc., Project,

5.00%, 12/1/54	1,000	1,068

Lancaster County Hospital Authority Revenue Refunding Bonds, Saint Anne’s Retirement Community Inc., Project,

5.00%, 3/1/40	500	568

5.00%, 3/1/50	500	562

Lehigh County Industrial Development Authority Charter School Revenue Bonds, Seven Generations Project,

4.00%, 5/1/51	1,000	1,056

Mercer County IDA College Revenue Refunding Bonds, Thiel College Project,

6.13%, 10/1/50	995	1,105

Northampton County IDA Revenue Refunding Bonds, Morningstar Senior,

5.00%, 11/1/49	1,000	1,128

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Shippensburg University, Prerefunded,

6.25%, 10/1/21(8)	2,000	2,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    199    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Pennsylvania – 3.6% continued

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series A-1,

5.00%, 12/1/46	$3,000	$3,504

Philadelphia Authority for Industrial Development Charter School Revenue Bonds, Philadelphia Electrical & Technology Charter High School,

4.00%, 6/1/51	800	866

4.00%, 6/1/56	850	916

Philadelphia Authority For Industrial Development Revenue Bonds, Alliance for Progress Charter,

5.00%, 6/15/39	920	999

5.00%, 6/15/49	1,385	1,487

Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds,

5.00%, 3/15/45	3,000	3,256

Philadelphia Authority For Industrial Development University of the Arts Revenue Refunding Bonds, Independence Charter School West Project,

5.00%, 6/15/50	1,350	1,465

Philadelphia Water & Wastewater Revenue Bonds, Series A, Prerefunded,

5.00%, 7/1/24(8)	4,000	4,509

Westmoreland County IDA Revenue Refunding Bonds, Redstone Presbyterian Senior Care,

5/15/47(6)	2,000	2,128

		27,725

Puerto Rico – 0.4%

Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,

4.75%, 7/1/53	3,000	3,357

Rhode Island – 1.0%

Tobacco Settlement Financing Corp. Revenue Refunding Bonds, Series A,

5.00%, 6/1/40	7,000	7,793

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

South Carolina – 0.8%

Berkeley County Assessment Revenue Special Assessment Bonds, Nexton Improvement District,

4.38%, 11/1/49	$1,000	$1,114

Hardeeville Assessment Revenue Special Assessment Bonds,

4.00%, 5/1/52	1,000	983

South Carolina EDA Educational Facilities Revenue Refunding Bonds, Green Charter Schools,

4.00%, 6/1/56(1)	1,065	1,115

South Carolina State Jobs-EDA Economic Development Revenue Bonds, Hilton Head Christian Academy,

5.00%, 1/1/55	1,500	1,566

South Carolina State Jobs-EDA Economic Development Revenue Bonds, Series 2019A, Bishop Gadsden Episcopal Retirement Community,

5.00%, 4/1/54	1,000	1,133

		5,911

Tennessee – 0.5%

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Trevecca Nazarene University Project,

4.00%, 10/1/51	1,000	1,087

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,

5.00%, 10/1/37	375	456

4.00%, 10/1/49	1,000	1,105

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University,

5.00%, 10/1/48	1,115	1,323

		3,971

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    200    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Texas – 6.5%

Arlington Higher Education Finance Corp. Revenue Bonds, Basis Texas Charter Schools, Inc.,

4.00%, 6/15/50	$1,000	$1,015

Arlington Higher Education Finance Corp. Revenue Bonds, Newman International Academy,

5.00%, 8/15/51	500	537

Arlington Higher Education Finance Corp. Revenue Refunding Bonds, Series A,

4.00%, 8/15/46	500	541

Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier,

5.00%, 1/1/34	1,000	1,116

Baytown Municipal Development District Revenue Bonds, First Line Hotel,

4.00%, 10/1/50	1,000	1,086

Baytown Municipal Development District Revenue Bonds, Second Line Hotel,

5.00%, 10/1/50	500	540

Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds,

5.00%, 12/1/40	1,500	1,608

5.00%, 12/1/45	2,000	2,130

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Revenue Bonds (AMT), Gladieux Metals Recycling,

7.00%, 3/1/39	300	326

Brazoria County Industrial Development Corp. Solid Waste Disposal Facilities Subordinate Revenue Bonds (AMT), Gladieux Metals Recycling,

8.50%, 3/1/39	2,000	2,030

Central Texas Regional Mobility Authority Revenue Bonds, Series B,

4.00%, 1/1/51	650	736

Conroe Local Government Corp. Hotel Revenue Bonds, Conroe Convention Center Hotel,

4.00%, 10/1/50	500	542

5.00%, 10/1/50(1)	1,000	1,080

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Texas – 6.5% continued

Edinburg Economic Development Corp. Sales TRB, Series A,

3.38%, 8/15/46	$355	$339

Houston Airport System Revenue Bonds (AMT), United Airlines, Inc. Terminal,

4.00%, 7/15/41	1,000	1,064

Houston Higher Education Finance Corp. University Revenue Bonds, Houston Baptist University Project,

4.00%, 10/1/51	500	543

Mission Economic Development Corp. Senior Lien Revenue Refunding Bonds (AMT), Natgasoline,

4.63%, 10/1/31	2,000	2,103

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Morningside Ministries Project,

5.00%, 1/1/55	1,000	1,101

New Hope Cultural Education Facilities Finance Corp. Retirement Facility Revenue Bonds, Presbyterian Village North Project,

5.25%, 10/1/55	1,000	1,106

New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue Refunding Bonds, Wichita Falls Retirement Foundation,

1/1/41(6)	1,270	1,369

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, CHF-Collegiate Housing San Antonio, Prerefunded,

5.00%, 4/1/26(8)	3,000	3,562

New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue Bonds, Series A, Blinn College Project,

5.00%, 7/1/57	1,000	1,126

Newark Higher Education Finance Corp. Education Revenue Bonds, Series A, TLC Academy,

4.00%, 8/15/51	1,095	1,155

4.00%, 8/15/56	1,130	1,185

North Texas Tollway Authority Revenue Bonds, Series B,

3.00%, 1/1/51	1,825	1,898

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    201    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Texas – 6.5% continued

San Antonio Electric & Gas Junior Lien Revenue Bonds, Prerefunded,

5.00%, 2/1/23(8)	$2,500	$2,657

Tarrant County Cultural Educational Facilities Finance Corp. Retirement Facilities Revenue Bonds, Series B, Buckner Retirement Services,

5.00%, 11/15/46	4,000	4,568

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,

5.00%, 12/15/32	500	669

Texas State Private Activity Bond Surface Transportation Corp. Revenue Bonds (AMT), Segment 3C Project,

5.00%, 6/30/58	1,500	1,793

Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,

4.00%, 6/30/40	500	579

Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Bonds (AMT), Blueridge Transportation,

5.00%, 12/31/40	2,750	3,084

5.00%, 12/31/45	1,250	1,393

Texas Water Development Board State Revolving Funds Revenue Bonds,

4.00%, 8/1/37	5,000	6,049

		50,630

Utah – 1.1%

Black Desert Public Infrastructure District Senior G.O. Limited Bonds, Series A,

4.00%, 3/1/51	2,500	2,503

Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds,

4.00%, 8/1/50	1,000	1,038

Mida Mountain Village Public Infrastructure District Special Assessment Revenue Bonds, Series A,

5.00%, 8/1/50	1,000	1,127

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Utah – 1.1% continued

Military Installation Development Authority Tax Allocation Revenue Bonds, Series A-1,

4.00%, 6/1/52	$1,000	$1,014

Utah Infrastructure Agency Tax-Exempt Telecommunications Revenue Bonds,

4.00%, 10/15/42	1,000	1,124

3.00%, 10/15/45	1,000	1,013

Utah State Charter School Finance Authority Charter School Revenue Bonds, Mountain West Montessori Academy,

5.00%, 6/15/49	825	917

		8,736

Vermont – 0.9%

Vermont State EDA Mortgage Revenue Refunding Bonds, Wake Robin Corp. Project,

5/1/45(6)	2,545	2,728

Vermont State Educational & Health Buildings Financing Agency Revenue Refunding Bonds, Middlebury College Project,

4.00%, 11/1/50	4,000	4,593

		7,321

Virginia – 1.7%

Arlington County G.O. Unlimited Bonds,

5.00%, 6/15/40	4,770	6,259

Virginia College Building Authority Educational Facilities Revenue Refunding Bonds, Regent University Project,

3.00%, 6/1/41	400	411

Virginia Small Business Financing Authority Private Activity Senior Revenue Bonds (AMT), Transform 66-P3 Project,

5.00%, 12/31/49	1,000	1,188

Virginia State College Building Authority Educational Facilities Revenue Bonds, Marymount University Project, Green Bonds,

5.25%, 7/1/35	270	294

5.00%, 7/1/45	2,515	2,690

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    202    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Virginia – 1.7% continued

Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Express Lanes LLC,

5.00%, 1/1/40	$1,000	$1,011

Virginia State Small Business Financing Authority Solid Waste Disposal Facilities Revenue Bonds (AMT), Covanta Project,

5.00%, 7/1/38(3) (4) (5)	1,000	1,051

		12,904

Washington – 2.7%

Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,

4.00%, 7/1/42	3,000	3,579

Tacoma Electric System Revenue Refunding Bonds, Green Bonds,

4.00%, 1/1/51	2,000	2,327

Washington State G.O. Unlimited Bonds, Series E,

5.00%, 6/1/43	5,550	7,143

Washington State Higher Education Facilities Authority Revenue Bonds, Whitworth University Project,

4.00%, 10/1/49	2,250	2,443

Washington State Housing Finance Commission Nonprofit Housing Revenue Refunding Bonds, The Hearthstone Project,

5.00%, 7/1/48(1)	525	558

5.00%, 7/1/53(1)	500	530

Washington State Housing Finance Commission Nonprofit Revenue Bonds, Series A, Spokane International Academy Project,

5.00%, 7/1/50	710	793

Washington State Housing Finance Commission Revenue Bonds, Rockwood Retirement Communities Project,

5.00%, 1/1/55	2,000	2,146

Washington State Housing Finance Commission Revenue Bonds, Series A, Transforming Age Project,

5.00%, 1/1/55	1,000	1,116

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Washington – 2.7% continued

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,

3.50%, 12/20/35	$498	$574

		21,209

West Virginia – 0.6%

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds (AMT), Senior-Arch Resources,

5.00%, 7/1/25(3) (4) (5)	1,000	1,086

West Virginia State Hospital Finance Authority, Revenue Refunding Bonds, Cabell Huntington Hospital,

5.00%, 1/1/43	3,000	3,602

		4,688

Wisconsin – 2.9%

PFA Charter School Revenue Bonds, Freedom Classical Academy, Inc.,

5.00%, 1/1/56(1)	1,000	1,066

PFA Charter School Revenue Bonds, Series A, Eno River Project,

5.00%, 6/15/54(1)	1,375	1,543

PFA Education Revenue Bonds, North Carolina Leadership Academy,

5.00%, 6/15/49(1)	520	560

PFA Educational Facilities Revenue Bonds, Charter Day School, Inc., Project,

5.00%, 12/1/55	1,530	1,709

PFA Educational Facilities Revenue Bonds, Series A, Kipp Charlotte, Inc.,

5.00%, 10/15/50(1)	1,000	1,096

PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,

4.00%, 7/1/46	1,000	1,139

4.00%, 7/1/51	875	989

PFA Retirement Facilities First Mortgage Revenue Bonds, Series A,

5.25%, 3/1/55(1)	1,000	1,143

PFA Retirement Facilities Revenue Refunding Bonds, Friend’s Homes,

5.00%, 9/1/54	1,500	1,698

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    203    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

HIGH YIELD MUNICIPAL FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 95.0% continued

Wisconsin – 2.9% continued

PFA Revenue Refunding Bonds, Ultimate Medical Academy,

5.00%, 10/1/34	$1,000	$1,200

PFA Senior Revenue Bonds, Wonderful Foundations Charter School Portfolio Projects,

5.00%, 1/1/55	1,500	1,678

PFA Student Housing Revenue Bonds, NC A&T Real Estate Foundation, LLC Project,

5.00%, 6/1/49	1,000	1,176

Public Finance Authority Educational Facility Revenue Refunding Bonds, Estancia Valley Classical,

4.25%, 7/1/51(1)	1,345	1,329

Public Finance Authority Hospital Revenue Refunding Bonds, Series 2021A, UNC Health Southeastern,

4.00%, 2/1/51	2,000	2,253

Public Finance Authority Revenue Bonds, Texas Biomedical Research Institute,

3.00%, 6/1/48	1,000	1,010

Public Finance Authority Special Facility Revenue Bonds (AMT), Sky Harbour Capital LLC AV,

4.25%, 7/1/54	1,500	1,544

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, St. Camillus Health System,

5.00%, 11/1/54	1,000	1,108

		22,241

Wyoming – 0.4%

Campbell County Solid Waste Facilities Revenue Refunding Bonds, Basin Electric Power Cooperative,

3.63%, 7/15/39	3,000	3,195

Total Municipal Bonds

(Cost $707,246)		734,807

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 5.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(11) (12)	44,609,280	$44,609

Total Investment Companies

(Cost $44,609)		44,609

Total Investments – 100.8%

(Cost $751,855)		779,416

Liabilities less Other Assets – (0.8%)		(6,425)

NET ASSETS – 100.0%		$772,991

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At September 30, 2021, the value of this restricted illiquid security amounted to approximately $2,278,000 or 0.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Arizona State IDA Education Revenue Bonds, Academies of Math & Science Project, 5.63%, 7/1/48	11/8/18	$1,993

(3)	Maturity date represents the puttable date.
(4)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(5)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Maturity date represents the prerefunded date.
(9)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(10)	Security has converted to a fixed rate as of December 15, 1999, and will continue at a fixed rate going forward.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BANS - Bond Anticipation Notes

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    204    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

IDA - Industrial Development Authority

IDB - Industrial Development Board

L.P. - Limited Partnership

LLC - Limited Liability Company

MFH - Multi-Family Housing

NCCD - National Campus and Community Development Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

Q-SBLF - Qualified School Bond Loan Fund

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	95.0%

Investment Companies	5.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$—	$734,807	$—	$734,807

Investment Companies	44,609	—	—	44,609

Total Investments	$44,609	$734,807	$—	$779,416

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    205    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 0.3%

Health Care Facilities & Services – 0.3%

Baylor Scott & White Holdings,

0.83%, 11/15/25	$3,000	$2,930

Bon Secours Mercy Health, Inc.,

3.46%, 6/1/30	500	546

Seattle Children’s Hospital,

1.21%, 10/1/27	5,000	4,863

		8,339

Waste & Environment Services & Equipment – 0.0%

Nature Conservancy (The),

1.30%, 7/1/28	1,350	1,311

Total Corporate Bonds

(Cost $9,850)		9,650

MUNICIPAL BONDS – 84.0%

Alabama – 0.8%

Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,

4.00%, 12/1/31(1) (2) (3)	7,500	9,152

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series A, Project No. 2,

4.00%, 6/1/24(1) (2) (3)	7,500	8,139

Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 2, Series B,

4.00%, 12/1/31(1) (2) (3)	5,000	6,057

		23,348

Alaska – 0.6%

Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,

5.00%, 6/1/30	5,000	6,117

Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project Bond,

4.00%, 6/1/36	5,000	5,413

Anchorage Electric Utility Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 12/1/24(4)	5,000	5,728

		17,258

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Arizona – 3.3%

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,

5.00%, 7/1/42	$1,000	$1,180

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,

2/1/32(5)	1,000	1,328

Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,

4.00%, 7/1/36	315	358

4.00%, 7/1/41	800	896

Arizona State Transportation Board Excise Tax Revenue Refunding Bonds,

5.00%, 7/1/25	10,000	11,262

Arizona State Transportation Board Highway Revenue Refunding Bonds,

5.00%, 7/1/28	12,000	13,487

Arizona State University Revenue Bonds, Series A, Green Bonds,

5.00%, 7/1/41	10,995	13,788

Bullhead City Excise Tax Revenue Bonds, Second Series,

2.70%, 7/1/51	2,500	2,429

Chandler Excise TRB,

5.00%, 7/1/27	5,000	5,399

Chandler Industrial Development Authority Variable Revenue Bonds (AMT), Intel Corp.,

5.00%, 6/3/24(1) (2) (3)	1,000	1,117

La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,

4.00%, 2/15/41	425	474

4.00%, 2/15/46	335	371

Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,

5.00%, 7/1/35	1,775	2,151

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,

5.00%, 7/1/47	1,500	1,845

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    206    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Arizona – 3.3% continued

Maricopa County IDA Revenue Bonds, Series B, Banner Health,

5.00%, 10/18/22(1) (2) (3)	$500	$525

Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,

4.00%, 1/1/36	180	202

Maricopa County Special Health Care District G.O. Unlimited Bonds,

4.00%, 7/1/38	2,500	2,866

Maricopa County Special Health Care District G.O. Unlimited Bonds, Series D,

5.00%, 7/1/32	5,000	6,631

Maricopa County Unified School District No. 69 Paradise Valley School Improvement Project 2015 G.O. Unlimited Bonds, Series C,

5.00%, 7/1/26	1,500	1,805

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,

4.00%, 7/1/44	2,000	2,303

Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),

5.50%, 7/1/38	2,500	3,721

Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,

5.00%, 7/1/30	2,000	2,388

Salt River Project Agricultural Improvement & Power District Electric Revenue Refunding Bonds, Series A,

5.00%, 12/1/23	10,000	10,077

Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds,

5.00%, 1/1/47	5,080	6,381

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A,

5.00%, 12/1/35	5,000	5,765

		98,749

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

California – 9.7%

Bay Area Toll Authority Toll Bridge Revenue Bonds, Prerefunded,

5.00%, 4/1/22(4)	$1,145	$1,173

Burbank Unified School District G.O. Unlimited Convertible CABS, Series A, Prerefunded,

(Step to 5.00% on 8/1/23), 0.00%, 2/1/25(4) (6)	3,500	3,702

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,

4.00%, 8/1/31(1) (2) (3)	20,000	24,239

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,

4.00%, 3/20/33	1,946	2,293

California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,

3.50%, 11/20/35	3,475	4,031

California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),

3.75%, 3/25/35	5,000	5,928

California State Department of Water Resources Central Valley Project Revenue Bonds, Series BA, Water System,

5.00%, 12/1/32	2,000	2,583

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AM, Prerefunded,

5.00%, 6/1/23(4)	1,000	1,080

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,

5.75%, 5/1/30	80	80

California State G.O. Unlimited Refunding Bonds,

5.00%, 11/1/29	10,000	13,046

5.00%, 11/1/30	2,500	3,313

California State G.O. Unlimited Various Purpose Refunding Bonds,

4.00%, 10/1/27	10,000	11,900

5.00%, 10/1/27	6,500	8,115

5.00%, 10/1/29	5,000	6,512

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    207    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

California – 9.7% continued

5.00%, 4/1/30	$1,500	$1,966

5.00%, 4/1/33	15,000	19,098

5.00%, 4/1/33	9,000	10,007

California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,

4.00%, 4/1/36	2,000	2,361

California State Health Facilities Financing Authority Variable Revenue Refunding Bonds, St. Joseph Health System,

1.70%, 10/18/22(1) (2) (3)	2,750	2,792

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,

5.00%, 5/15/36	6,130	7,517

5.00%, 5/15/37	3,440	4,208

California State Taxable G.O. Unlimited Bonds,

3.50%, 4/1/28	6,750	7,533

California State Various Purpose G.O. Unlimited Bonds,

5.00%, 10/1/22	5,000	5,240

2.38%, 10/1/51	3,000	2,858

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,

(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(6)	11,850	14,683

CSCDA Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,

5.00%, 5/15/29	1,250	1,477

CSCDA Taxable Revenue Refunding Bonds, Green Bonds,

1.46%, 2/1/28	650	647

Cupertino Union School District Crossover G.O. Unlimited Refunding Bonds, Series A, Prerefunded,

5.00%, 8/1/23(4)	435	473

Glendale Electric Works Revenue Bonds,

5.00%, 2/1/43	5,000	5,399

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

California – 9.7% continued

Long Beach Harbor Revenue Bonds, Series A,

5.00%, 5/15/37	$1,000	$1,263

Los Angeles Community College District G.O. Unlimited Refunding Bonds, Series A, Prerefunded,

5.00%, 8/1/24(4)	10,000	11,336

5.00%, 8/1/24(4)	1,310	1,485

Los Angeles County TRANS,

4.00%, 6/30/22	10,000	10,290

Los Angeles Department of Airports Airport Los Angeles International Subordinate Revenue Refunding Bonds (AMT),

5.00%, 5/15/31	2,000	2,518

Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,

5.00%, 5/15/35	600	707

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series D (AMT),

5/15/32(5)	6,165	8,094

5/15/46(5)	5,000	5,754

Los Angeles Department of Airports Airport Subordinate Taxable Revenue Refunding Bonds, Subseries E,

5/15/27(5)	1,050	1,041

Los Angeles Department of Airports Subordinate Revenue Bonds, Series C (AMT),

5.00%, 5/15/35	10,000	12,219

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,

5.00%, 7/1/46	1,500	1,916

Los Angeles Department of Water & Power System Revenue Bonds, Series D,

5.00%, 7/1/39	2,500	2,800

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,

4.00%, 7/1/24(1) (2) (3)	7,500	8,157

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    208    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

California – 9.7% continued

Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,

5.00%, 10/15/24	$6,600	$7,527

Palomar Community College District G.O. Unlimited Convertible CABS, Election,

(Step to 6.38% on 8/1/30), 0.00%, 8/1/45(6)	6,250	6,786

Riverside & Bernardino Counties College District, G.O. Unlimited Bonds, Election of 2004, Series E, Prerefunded,

0.00%, 2/1/25(4) (7)	5,855	3,277

Riverside Community College District Taxable G.O. Unlimited Refunding Bonds,

1.40%, 8/1/27	1,000	1,004

Riverside Sewer Revenue Refunding Bonds, Series A,

5.00%, 8/1/37	3,260	4,053

Sacramento County Airport System Revenue Refunding Bonds, Series C (AMT),

5.00%, 7/1/35	6,000	7,318

San Francisco California City & County Airport Commission International Revenue Refunding Bonds, Series H (AMT),

5.00%, 5/1/27	5,000	6,108

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),

5.00%, 5/1/35	3,500	4,357

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),

5.00%, 5/1/39	2,355	2,902

San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds,

4.00%, 11/1/33	2,500	2,774

San Mateo Union High School District G.O. Unlimited Convertible CABS, Election 2010,

(Step to 6.70% on 9/1/28), 0.00%, 9/1/41(6)	5,000	5,841

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

California – 9.7% continued

Santa Clara Valley Water District COPS, Series C,

5.00%, 6/1/24	$650	$732

		294,513

Colorado – 2.3%

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),

5.25%, 12/1/40	4,775	5,811

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,

5.25%, 12/1/26(4)	225	277

Arvada Sales & Use TRB,

5.00%, 12/1/31	3,000	3,796

Colorado Springs Utilities Revenue Bonds, Series A-4,

5.00%, 11/15/43	6,500	7,977

Colorado State COPS ,Series A,

4.00%, 12/15/36	10,000	11,686

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventhealth Obligated Group,

5.00%, 11/15/37	1,000	1,270

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,

4.00%, 11/15/41	1,000	1,110

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/34	1,000	1,251

5.00%, 8/1/35	2,500	3,121

5.00%, 8/1/35	1,060	1,324

4.00%, 8/1/49	2,000	2,243

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,

5.00%, 12/1/42	1,000	1,224

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    209    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Colorado – 2.3% continued

Denver City & County Airport System Subordinate Revenue Bonds, Series B,

5.25%, 11/15/28	$1,500	$1,653

5.25%, 11/15/29	1,740	1,916

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,

5.00%, 12/1/43	3,000	3,629

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series B,

5.00%, 12/1/43	5,000	6,162

Denver City & County Dedicated TRB, Series A-1,

5.00%, 8/1/48	2,750	3,202

Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series A (NATL Insured State Aid Withholding),

5.50%, 12/1/22	5,000	5,310

La Plata County School District No. 9-R Durango G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 11/1/29	2,740	3,575

Regional Transportation District Private Activity Revenue Refunding Bonds, Denver Transit Partners,

4.00%, 1/15/33	900	1,079

University of Colorado Enterprise Revenue Bonds, Series A, Prerefunded,

5.00%, 6/1/23(4)	1,000	1,079

		68,695

Connecticut – 1.1%

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,

5.00%, 2/1/23(1) (2) (3)	5,000	5,317

Connecticut State Housing Mortgage Finance Program Authority Revenue Refunding Bonds, Series E-1,

2.35%, 11/15/40	2,850	2,839

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Connecticut – 1.1% continued

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,

5.00%, 9/1/31	$1,000	$1,128

Connecticut State Special Tax Obligation Revenue Bonds, Series B,

5.00%, 10/1/31	5,000	6,292

5.00%, 10/1/35	5,000	6,247

Connecticut State Special Tax Obligation Transportation Revenue Refunding Bonds, Series B,

3.00%, 12/1/22	1,725	1,733

University of Connecticut Revenue Bonds, Series A,

5.25%, 11/15/47	8,000	9,799

		33,355

Delaware – 0.1%

Delaware State G.O. Unlimited Bonds, Series A,

5.00%, 1/1/29	2,000	2,570

District of Columbia – 1.4%

District of Columbia G.O. Unlimited Bonds, Series C,

5.00%, 6/1/34	2,500	2,797

District of Columbia Water & Sewer Authority Public Utility Subordinate Lien Revenue Refunding Bonds, Series C,

5.00%, 10/1/39	5,000	5,631

Metropolitan Washington Airports Authority System Revenue Bonds, Series C (AMT),

5.00%, 10/1/26	2,000	2,000

Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),

5.00%, 10/1/26	2,500	3,009

5.00%, 10/1/30	2,630	3,221

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/28	3,000	3,264

5.00%, 10/1/28	2,510	2,624

5.00%, 10/1/29	5,000	6,397

5.00%, 10/1/30	2,500	3,230

5.00%, 10/1/46	3,000	3,772

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    210    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

District Of Columbia – 1.4% continued

Washington Metropolitan Area Transit Authority Gross Revenue Bonds,

5.00%, 7/1/38	$3,000	$3,614

5.00%, 7/1/43	2,000	2,389

		41,948

Florida – 4.2%

Broward County Airport System Revenue Bonds (AMT),

5.00%, 10/1/37	1,500	1,801

Broward County Airport System Revenue Bonds, Series A (AMT),

5.00%, 10/1/30	2,000	2,542

Broward County Airport System Revenue Bonds, Series C, Prerefunded,

5.25%, 10/1/23(4)	6,185	6,798

Broward County Airport System Revenue Bonds, Series Q-1, Prerefunded,

5.00%, 10/1/22(4)	1,295	1,357

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,

5.00%, 9/1/24	330	331

5.00%, 9/1/25	330	331

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,

5.00%, 9/1/23	835	838

Broward County School District G.O. Unlimited Bonds,

5.00%, 7/1/35	6,180	7,654

Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B,

4.00%, 7/1/35	6,500	7,367

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,

5.00%, 4/1/48	2,000	2,361

Florida Municipal Power Agency Revenue Refunding Bonds, Series A, St. Lucie Project,

10/1/30(5)	1,100	1,308

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Florida – 4.2% continued

Florida State Atlantic University Finance Corp. Capital Improvement Revenue Refunding Bonds, Series A,

5.00%, 7/1/27	$2,000	$2,453

Florida State Department Transportation G.O. Unlimited Refunding Bonds,

3.00%, 7/1/30	5,000	5,071

Florida State Municipal Power Agency Revenue Refunding Bonds, Series A,

5.00%, 10/1/31	1,000	1,197

Florida State Ports Financing Commission Revenue Refunding Bonds, Series B (AMT), State Transportation Trust Fund, Prerefunded,

5.38%, 10/1/22(4)	3,395	3,395

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,

4.50%, 7/1/43	5,000	5,295

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,

5.00%, 10/1/44	2,500	2,810

Hillsborough County Aviation Authority Subordinate Revenue Bonds, Series B, Tampa International Airport,

5.00%, 10/1/44	4,000	4,510

Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,

4.00%, 8/1/45	3,000	3,469

Jacksonville Sales Tax Revenue Refunding Bonds,

5.00%, 10/1/30	5,500	5,758

Lee County School Board Refunding COPS,

5.00%, 8/1/22	800	832

Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,

4.00%, 11/15/46	2,000	2,288

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),

5.00%, 10/1/27	1,320	1,488

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    211    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Florida – 4.2% continued

Miami-Dade County Aviation Revenue Refunding Bonds, Series B,

5.00%, 10/1/37	$650	$734

Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,

2.37%, 10/1/23	2,700	2,797

Miami-Dade County Housing Finance Authority Multifamily Housing Variable Revenue Bonds, Platform 3750 II LLC,

0.25%, 8/1/23(1) (2) (3)	2,500	2,501

Miami-Dade County School Board COPS, Series A, Prerefunded,

5.00%, 5/1/23(4)	5,000	5,369

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AGM Insured) (AMT),

4.00%, 10/1/45	2,325	2,683

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),

3.00%, 10/1/50	6,000	6,235

Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,

1.15%, 10/1/25	500	500

Miami-Dade County Water & Sewer System Revenue Bonds,

5.00%, 10/1/32	1,250	1,661

Miami-Dade County Water & Sewer System Revenue Refunding Bonds, Series B (AGM Insured),

5.25%, 10/1/22	2,500	2,626

Orange County HFA Multifamily Variable Revenue Bonds, Dunwoodie Place Apartments,

0.20%, 9/1/23(1) (2) (3)	2,200	2,197

Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),

0.35%, 10/1/22(1) (2) (3)	5,000	5,001

Orlando Utilities Commission Utility System Revenue Bonds, Series B,

1.25%, 10/1/28(1) (2) (3)	1,000	1,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Florida – 4.2% continued

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,

5.00%, 10/1/21(4)	$80	$80

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,

5.00%, 10/1/31	4,920	4,920

Pasco County School Board COPS, Series A (BAM Insured),

5.00%, 8/1/43	5,000	6,049

Reedy Creek Improvement District G.O. Limited Bonds, Series A, Prerefunded,

5.25%, 6/1/23(4)	5,000	5,418

5.25%, 6/1/23(4)	5,000	5,418

		126,444

Georgia – 3.3%

Atlanta Airport Revenue Refunding Bonds, Series B,

7/1/38(5)	5,000	5,993

7/1/39(5)	1,750	2,092

Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,

5.00%, 6/1/32	1,250	1,486

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,

2.50%, 2/15/51	7,500	7,076

3.00%, 2/15/51	5,000	5,189

Georgia State G.O. Unlimited Bonds, Series A,

5.00%, 7/1/31	10,965	13,811

4.00%, 7/1/36	5,000	5,883

Georgia State G.O. Unlimited Refunding Bonds, Series A, Bidding Group 1,

5.00%, 7/1/32	10,000	13,477

Georgia State G.O. Unlimited Refunding Bonds, Series F,

5.00%, 1/1/28	5,745	7,007

Georgia State Housing & Finance Authority Revenue Bonds, Series B,

3.25%, 12/1/49	2,500	2,618

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    212    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Georgia – 3.3% continued

Gwinnett County School District G.O. Unlimited Bonds,

5.00%, 2/1/40	$5,000	$6,255

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,

4.00%, 9/1/23(1) (2) (3)	14,500	15,411

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,

4.00%, 12/1/23(1) (2) (3)	9,755	10,444

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,

5.50%, 7/1/60	2,500	2,871

		99,613

Hawaii – 1.3%

Hawaii State Airports System Revenue Bonds, Series A (AMT),

5.00%, 7/1/28	1,025	1,281

5.00%, 7/1/30	1,250	1,551

5.00%, 7/1/43	5,000	6,062

Hawaii State G.O. Unlimited Refunding Bonds, Series EP,

5.00%, 8/1/26	10,000	11,283

Honolulu City & County G.O. Unlimited Bonds, Series A,

5.00%, 10/1/35	4,825	5,601

Honolulu City & County Wastewater System Revenue Refunding Bonds, Senior Series B, First Bond Resolution,

5.00%, 7/1/27	11,755	13,693

		39,471

Illinois – 3.3%

Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,

5.00%, 1/1/32	2,300	2,837

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series A (AMT),

5.50%, 1/1/30	2,025	2,148

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,

5.25%, 1/1/34	2,500	2,646

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Illinois – 3.3% continued

Chicago O’Hare International Airport Revenue Refunding Bonds, Series B,

5.00%, 1/1/29	$5,000	$5,700

Chicago O’Hare International Airport Senior Lien General Revenue Bonds, Series C (AMT),

5.25%, 1/1/27	500	529

Chicago O’Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B (AMT), Prerefunded,

5.00%, 1/1/22(4)	5,000	5,058

Chicago O’Hare International Airport Senior Lien Revenue Refunding Bonds, Series A,

5.00%, 1/1/34	10,000	12,710

Cook County Sales Tax Revenue Refunding Bonds,

5.00%, 11/15/33	5,000	6,131

5.25%, 11/15/35	5,000	6,208

Cook Kane Lake & Mchenry Counties Community College District No. 512 G.O. Unlimited Bonds,

4.00%, 12/15/30	5,000	5,964

Dupage County Forest Preserve District G.O. Unlimited Refunding Bonds,

5.00%, 1/1/23	1,000	1,060

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,

5.00%, 10/1/44	1,030	1,255

Illinois State Finance Authority Revenue Bonds, Township High School District,

4.00%, 12/1/32	1,940	2,334

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,

4.25%, 1/1/44	5,000	5,674

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,

5.00%, 11/15/38	1,955	2,233

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    213    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Illinois – 3.3% continued

Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,

5.00%, 10/1/25	$2,000	$2,354

Illinois State Finance Authority Variable Revenue Bonds, Series B, The Carle Foundation,

5.00%, 8/15/31(1) (2) (3)	3,850	5,120

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,

4.00%, 2/1/33	7,000	7,819

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,

5.00%, 1/1/33	1,720	2,047

5.00%, 1/1/41	3,000	3,534

Lake Cook Kane & Mchenry County Community Unit School District No. 220 G.O. Unlimited Bonds, Barrington,

5.00%, 12/1/30	3,835	5,083

Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),

4.00%, 11/1/31	1,000	1,191

Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,

2.00%, 12/15/31	4,765	4,921

University of Illinois Revenues Auxiliary Facilities System Revenue Bonds, Series A,

5.00%, 4/1/33	1,885	2,079

Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, Prerefunded,

5.25%, 12/1/23(4)	2,500	2,767

		99,402

Indiana – 1.4%

Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),

4.00%, 1/15/30	2,180	2,659

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Indiana – 1.4% continued

Center Grove Multi-Facility School Building Corp. Revenue Bonds, Series C (State Intercept Program),

5.50%, 7/10/32	$1,100	$1,485

Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,

5.25%, 10/1/31	5,750	5,750

5.25%, 10/1/38	2,980	2,980

4.25%, 10/1/44	10,000	10,840

Indiana State Finance Authority Hospital Revenue Refunding Bonds, Series A, University Health Obligated Group,

5.00%, 12/1/40	4,000	4,581

Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,

4.00%, 11/15/46	2,500	2,821

Indiana State University Revenue Bonds, Series S, Student Fee,

4.00%, 10/1/37	1,855	2,110

Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),

5.00%, 7/15/27	1,025	1,259

5.00%, 7/15/30	1,190	1,546

4.00%, 7/15/31	1,080	1,327

Porter County Jail Building Corp. First Mortgage Revenue Refunding Bonds (AGM Insured),

5.50%, 1/10/24	1,135	1,207

Vinton-Tecumseh School Building Corp. Revenue Bonds (State Intercept Program),

5.00%, 1/15/30	1,125	1,439

5.00%, 7/15/30	1,150	1,483

		41,487

Iowa – 0.2%

Cedar Rapids Community School District Infrastructure Sales Services Revenue Refunding Bonds, Series B,

5.00%, 7/1/22	1,900	1,967

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    214    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Iowa – 0.2% continued

Iowa State Finance Authority Revenue Bonds, Series A, Green Bonds,

5.00%, 8/1/33	$1,130	$1,480

Pefa Inc., Iowa Gas Project Revenue Bonds,

5.00%, 9/1/26(1) (2) (3)	2,500	2,961

		6,408

Kansas – 0.8%

Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,

4.00%, 10/1/22	5,000	5,191

Leawood G.O. Unlimited Temporary Notes,

1.50%, 9/1/22	15,000	15,181

Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,

0.20%, 6/15/24	5,000	4,979

		25,351

Kentucky – 3.6%

Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,

2.00%, 2/1/32	5,250	5,372

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),

4.00%, 5/1/38	5,000	5,588

Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),

4.00%, 6/1/31	3,935	4,474

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, Commonspirit Health,

5.00%, 8/1/34	750	938

5.00%, 8/1/35	550	687

5.00%, 8/1/36	750	933

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series C-1, Gas Supply,

4.00%, 6/1/25(1) (2) (3)	15,000	16,706

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Kentucky – 3.6% continued

Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,

4.00%, 2/1/28(1) (2) (3)	$10,000	$11,697

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,

4.00%, 1/1/25(1) (2) (3)	26,725	29,434

Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds (AMT), Gas & Electric,

1.35%, 11/1/27	2,500	2,508

Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds, Gas & Electric,

2.00%, 10/1/33	15,000	15,023

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,

5.00%, 5/15/34	3,000	3,015

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Refunding Bonds, Series B,

5.00%, 5/15/24	500	560

Louisville & Jefferson County Metropolitan Sewer District & Drainage System Subordinated BANS,

5.00%, 10/20/21	10,000	10,026

Trimble County Pollution Control Variable Revenue Refunding Bonds (AMT), Louisville Gas and Electric Co.,

1.30%, 9/1/27(1) (2) (3)	1,000	998

		107,959

Louisiana – 1.6%

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,

1.30%, 2/1/28(1) (2) (3)	2,500	2,535

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    215    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Louisiana – 1.6% continued

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,

2.50%, 4/1/36	$7,500	$7,612

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,

5.00%, 5/15/28	400	500

5.00%, 5/15/30	700	908

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,

5.00%, 5/15/47	2,925	3,370

Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,

5.00%, 4/1/45	5,000	6,197

Louisiana State G.O. Unlimited Bonds,

4.00%, 5/1/32	2,500	2,786

Louisiana State G.O. Unlimited Bonds, Series A, Prerefunded,

4.00%, 5/15/23(4)	6,500	6,898

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,

4.00%, 5/1/32	5,000	5,105

Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,

5.00%, 5/1/45	4,000	4,833

Louisiana State Highway Improvement Revenue Bonds, Series A, Prerefunded,

5.00%, 6/15/24(4)	5,390	6,073

Louisiana State Highway Improvement Revenue Taxable Refunding Bonds, Series A,

0.90%, 6/15/26	500	495

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,

5.00%, 10/1/30	1,505	1,829

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Louisiana – 1.6% continued

Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,

2.20%, 7/1/26(1) (2) (3)	$1,000	$1,044

		50,185

Maine – 0.1%

Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,

6/15/35(5)	3,730	4,806

Maryland – 2.5%

Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,

5.00%, 10/1/31	1,455	1,890

Howard County G.O. Unlimited Refunding Bonds, Series D,

5.00%, 2/15/30	2,500	3,119

5.00%, 2/15/31	10,000	12,470

Maryland State & Local Facilities Loan G.O. Unlimited Bonds, Series 2,

5.00%, 8/1/30	10,000	12,621

Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,

3.00%, 10/1/31	10,000	11,186

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,

2.50%, 10/1/33	5,000	5,291

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,

5.00%, 10/1/27	10,000	12,121

Maryland State Forward Delivery G.O. Unlimited Refunding Bonds, Series D,

8/1/27(5)	3,000	3,287

Maryland State Second G.O. Unlimited Bonds, Series A-Bid Group 2,

5.00%, 8/1/33	5,000	6,704

Saint Mary’s County G.O. Unlimited Bonds,

5.00%, 8/1/24	500	566

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    216    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Maryland – 2.5% continued

Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),

5.00%, 6/1/37	$5,000	$5,959

		75,214

Massachusetts – 2.2%

Bay Transportation Authority Sales Taxable Revenue Refunding Bonds, Subordinate Series A-1,

5.00%, 7/1/31	1,000	1,348

Boston G.O. Unlimited Bonds, Series A,

5.00%, 3/1/36	1,000	1,258

Boston Water & Sewer Commission Senior Lien General Revenue Refunding Bonds, Series A, Prerefunded,

3.50%, 11/1/22(4)	4,030	4,174

Clean Water Trust Revenue Bonds, Series 23A, Green Bond,

5.00%, 2/1/30	1,830	2,410

Lincoln School G.O. Unlimited Bonds,

3.50%, 3/1/44	2,000	2,236

Massachusetts G.O. Limited Refunding Bonds, Series A (AMBAC Insured),

5.50%, 8/1/30	1,200	1,635

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,

0.00%, 7/1/29(7)	3,000	2,644

Massachusetts State Clean Water Trust Sustainability Revenue Bonds, Series 23B,

5.00%, 2/1/40	5,000	6,495

Massachusetts State Development Finance Agency Revenue Bonds, Series V,

5.00%, 7/1/55	5,500	8,482

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Northeastern University, Series A,

5.00%, 10/1/32	1,715	2,241

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Massachusetts – 2.2% continued

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,

5.00%, 7/1/29	$1,625	$2,015

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A-2,

5.00%, 7/1/39	1,500	1,889

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,

5.00%, 7/1/29	500	625

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Mass Institute Technology,

5.50%, 7/1/32	785	1,115

Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,

5.00%, 11/15/39	5,000	5,996

Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),

5.50%, 1/1/34	2,500	3,398

Massachusetts State Water Resources Authority General Revenue Bonds, Series B,

5.00%, 8/1/43	5,000	6,184

Quincy G.O. Limited BANS,

1.00%, 6/10/22	5,000	5,029

University of Massachusetts Building Authority Project Revenue Bonds, Senior-Series 1, Prerefunded,

4.00%, 11/1/22(4)	7,500	7,811

		66,985

Michigan – 2.3%

Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),

5.00%, 5/1/27	1,540	1,841

Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A, (Q-SBLF Insured),

5.00%, 5/1/27	400	473

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    217    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Michigan – 2.3% continued

Grosse Pointe Public School System G.O. Unlimited Bonds,

3.00%, 5/1/34	$1,815	$2,011

Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),

3.00%, 5/1/34	1,175	1,299

Kalamazoo County G.O. Limited Bonds,

3.00%, 5/1/33	2,220	2,477

Mason Public Schools District G.O. Unlimited Bonds (Q-SBLF Insured),

5.00%, 5/1/22	1,100	1,130

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A,

5.00%, 10/15/29	5,000	5,449

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, Prerefunded,

5.00%, 10/15/21(4)	10,000	10,015

Michigan State Finance Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds, Prerefunded,

5.00%, 10/1/22(4)	3,970	4,162

Michigan State Finance Authority Hospital Revenue Refunding Bonds, Trinity Health Credit Group, Prerefunded,

5.00%, 12/1/22(4)	1,000	1,056

Michigan State Finance Authority Variable Revenue Refunding Bonds, Mclaren Healthcare,

1.20%, 4/13/28(1) (2) (3)	1,250	1,249

Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,

1.00%, 12/1/25	1,000	1,000

Michigan State Strategic Fund Ltd. Obligation Taxable Revenue Bonds, Flint Water Advocacy,

1.12%, 9/1/25	1,900	1,901

Michigan State Trunk Line Fund Revenue Bonds,

5.00%, 11/15/34	10,000	13,273

4.00%, 11/15/46	6,000	7,029

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Michigan – 2.3% continued

University of Michigan Taxable Revenue Refunding Bonds, Series B,

1.37%, 4/1/27	$1,000	$1,003

Wayne County Airport Authority Revenue Bonds, Series D,

5.00%, 12/1/34	3,400	3,984

Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),

5.00%, 12/1/32	9,690	11,389

		70,741

Minnesota – 1.2%

Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,

5.00%, 12/1/21	20,000	20,155

Minnesota State G.O. Unlimited Bonds, Series A,

5.00%, 8/1/38	1,500	1,879

Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,

5.00%, 9/1/30	8,000	10,629

Minnesota State Municipal Power Agency Electric Revenue Refunding Bonds, Series A,

5.00%, 10/1/29	1,000	1,131

Minnesota State Various Purpose G.O. Unlimited Bonds, Prerefunded,

5.00%, 8/1/22(4)	245	255

Saint Paul Independent School District No. 625 G.O. Unlimited Refunding Bonds, Series D (School District Credit Program),

5.00%, 2/1/22	1,770	1,798

		35,847

Mississippi – 0.2%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,

2.38%, 6/1/44	1,000	987

Mississippi State G.O. Unlimited Bonds, Series A,

5.00%, 11/1/32	3,500	4,228

		5,215

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    218    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Missouri – 0.7%

Kansas City IDA Airport Special Obligation Revenue Bonds, Kansas City International Airport Terminal Modernization Project,

4.00%, 3/1/35	$2,250	$2,660

Kansas City Sanitation Sewer System Revenue Bonds, Subseries A,

4.00%, 1/1/42	3,000	3,476

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series A,

5.00%, 5/1/30	5,000	6,125

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,

5.00%, 1/1/26	1,480	1,732

Missouri State Environmental Improvement & Energy Resources Authority Water Pollution State Revolving Funds Revenue Refunding Bonds, Escrowed to Maturity,

5.00%, 7/1/23	125	135

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, Mercy Health,

5.00%, 6/1/30	2,500	3,139

Platte County School District No. 3 G.O. Unlimited Bonds,

5.25%, 3/1/34	2,710	3,672

Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),

0.00%, 3/1/27(7)	2,100	1,891

		22,830

Nebraska – 0.6%

Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,

5.00%, 1/15/27	3,760	4,379

Omaha Public Power District Electric Revenue Refunding Bonds, Series A,

4.00%, 2/1/42	5,000	5,762

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Nebraska – 0.6% continued

Omaha Public Power District Electric Revenue Bonds, Series A,

5.00%, 2/1/30	$4,740	$6,060

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,

5.00%, 2/1/22(4)	3,000	3,047

		19,248

Nevada – 0.8%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,

4.25%, 7/1/34	2,500	2,736

Clark County G.O. Limited Bonds (AMBAC Insured),

3.00%, 11/1/33	3,415	3,420

Clark County School District Building G.O. Limited Bonds, Series B (AGM, CR Insured),

5.00%, 6/15/31	6,000	7,562

Clark County School District G.O. Limited Bonds, Series B (AGM Insured),

5.00%, 6/15/31	1,000	1,276

Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,

3.00%, 6/15/26	1,265	1,271

Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),

3.25%, 10/1/42	6,500	6,984

		23,249

New Hampshire – 0.1%

Nashua G.O. Unlimited Refunding Bonds,

4.00%, 9/1/32	1,895	2,325

New Jersey – 1.2%

Bergen County G.O. Unlimited BANS, Series A,

1.00%, 6/9/22	10,000	10,061

Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),

2.00%, 8/15/35	6,250	6,074

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    219    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New Jersey – 1.2% continued

Morris County G.O. Unlimited,

2.00%, 2/1/32	$4,360	$4,462

New Jersey State EDA Revenue Refunding Bonds, Series II, School Facilities Construction, Prerefunded,

5.00%, 3/1/22(4)	3,290	3,355

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,

5.00%, 6/15/28	1,440	1,795

5.00%, 6/15/34	500	629

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, RWJ Barnabas Health Obligated Group,

3.00%, 7/1/51	5,000	5,187

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,

5.00%, 6/15/34	1,000	1,239

5.25%, 6/15/43	2,500	3,108

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, Transportation System,

5.00%, 12/15/27	1,500	1,856

		37,766

New Mexico – 0.1%

Central New Mexico Community College G.O. Limited Bonds, Series A,

4.00%, 8/15/28	2,100	2,479

New York – 14.8%

Long Island Power Authority Electric System Revenue Refunding Bonds, Series A,

4.00%, 9/1/33	3,000	3,670

Monroe County Industrial Development Corp. Revenue Refunding Bonds, Series B, University of Rochester Project,

5.00%, 7/1/26	2,500	3,011

Nassau County G.O. Limited RANS, Series B,

2.00%, 1/7/22	5,000	5,025

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New York – 14.8% continued

New York City Housing Development Corp. MFH Adjustable Revenue Bonds, Sustainable Development,

1.13%, 11/1/24(1) (2) (3)	$1,000	$1,004

New York City Housing Development Corp. MFH Revenue Bonds, Series B1B,

3.88%, 11/1/28	4,060	4,169

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),

2.95%, 2/1/26(1) (2) (3)	4,000	4,290

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,

5.00%, 6/15/46	5,000	5,367

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,

5.00%, 6/15/49	3,865	4,856

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1,

4.00%, 6/15/51	5,000	5,785

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series CC-1, Second General Resolution,

4.00%, 6/15/42	3,000	3,521

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,

3.50%, 6/15/42	1,000	1,214

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB-1,

3.00%, 6/15/44	2,200	2,330

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,

5.00%, 6/15/40	5,000	6,116

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    220    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New York – 14.8% continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,

5.00%, 6/15/29	$3,500	$4,129

5.25%, 6/15/36	2,500	3,072

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,

5.00%, 6/15/31	4,765	5,527

5.00%, 6/15/39	8,000	9,219

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),

5.00%, 7/15/43	3,000	3,684

New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-3 Subseries S-3A (State Aid Withholding),

5.00%, 7/15/36	5,000	6,216

5.00%, 7/15/37	10,000	12,417

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Fiscal 2015,

5.00%, 8/1/32	2,500	2,819

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,

5.00%, 2/1/31	5,000	5,078

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds, Series B,

5.00%, 11/1/25	1,000	1,004

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,

5.00%, 8/1/40	2,000	2,472

5.00%, 8/1/42	1,500	1,846

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Unrefunded Balance,

5.00%, 2/1/30	5,000	5,078

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New York – 14.8% continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,

5.00%, 11/1/30	$2,500	$3,323

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,

4.00%, 5/1/43	10,000	11,593

4.00%, 5/1/46	2,500	2,880

New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1,

5.00%, 11/1/34	5,000	6,587

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series 2,

5.00%, 11/1/21	10,000	10,037

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,

4.00%, 8/1/39	3,800	4,499

4.00%, 8/1/45	5,000	5,824

2.50%, 8/1/48	2,500	2,419

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,

5.00%, 5/1/41	5,000	6,127

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,

4.00%, 2/1/43	2,500	2,901

4.00%, 2/1/46	2,500	2,880

4.00%, 2/1/49	12,500	14,361

New York City Transitional Finance Authority Subordinate Taxable Revenue Bonds, Series B-2,

1.55%, 8/1/28	5,000	4,899

New York G.O. Unlimited Bonds, Series A-1,

5.00%, 8/1/34	4,525	5,904

4.00%, 8/1/42	6,000	7,002

5.00%, 8/1/47	5,000	6,281

3.00%, 8/1/50	3,500	3,660

4.00%, 8/1/50	5,000	5,747

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    221    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New York – 14.8% continued

New York G.O. Unlimited Bonds, Series D, Subseries D1,

5.00%, 12/1/39	$10,000	$12,363

New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,

5.00%, 11/1/25	5	5

New York G.O. Unlimited Bonds, Series E-1,

5.25%, 3/1/34	2,750	3,439

5.00%, 3/1/37	3,700	4,519

4.00%, 3/1/41	5,000	5,695

4.00%, 3/1/42	5,000	5,683

New York G.O. Unlimited Bonds, Series H,

5.00%, 8/1/30	5,000	5,426

New York G.O. Unlimited Bonds, Subseries F-1,

5.00%, 4/1/36	1,150	1,413

5.00%, 4/1/43	2,000	2,411

New York G.O. Unlimited Refunding Bonds, Series E,

5.00%, 8/1/28	1,045	1,259

New York State Dorm Authority Non State Supported Debt Revenue Bonds, Series A, Columbia University,

5.00%, 10/1/47	3,490	5,236

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,

5.25%, 10/1/23	170	171

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,

5.00%, 7/1/36	2,500	3,112

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,

5.00%, 10/1/31	665	840

5.00%, 10/8/32	575	724

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New York – 14.8% continued

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, School Districts Financing Program (AGM Insured State Aid Withholding),

5.00%, 10/1/22	$1,585	$1,658

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series C, Rockefeller,

4.00%, 7/1/49	1,000	1,168

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B, Education (AMBAC Insured),

5.50%, 3/15/30	7,040	9,539

New York State Dormitory Authority Sales Tax Revenue Refunding Bonds, Series E, Group 3,

5.00%, 3/15/42	5,000	6,196

New York State Dormitory Authority Sales TRB, Series A, Group B,

5.00%, 3/15/28	1,910	2,309

New York State Dormitory Authority Sales TRB, Series A, Group C,

5.00%, 3/15/44	3,755	4,502

New York State Dormitory Authority Sales TRB, Series A, Prerefunded,

5.00%, 3/15/23(4)	10,000	10,695

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,

5.25%, 3/15/39	2,000	2,524

4.00%, 3/15/47	5,000	5,787

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,

4.00%, 3/15/47	5,000	5,789

4.00%, 3/15/48	2,000	2,314

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,

3.25%, 3/15/36	3,000	3,146

New York State Dormitory Authority State Personal Income Tax Taxable Revenue Refunding Bonds, Series F,

3.03%, 2/15/33	2,500	2,695

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    222    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New York – 14.8% continued

New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,

5.00%, 2/15/43	$2,000	$2,372

New York State Dormitory Authority State Personal Income TRB, Series B,

5.00%, 3/15/33	1,490	1,522

New York State Dormitory Authority State Supported Debt Department of Health Revenue Refunding Bonds, Series A,

5.00%, 7/1/23	645	698

New York State HFA Revenue Bonds, Series F,

1.10%, 11/1/26	1,500	1,515

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),

0.75%, 11/1/25	3,000	3,002

New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMa Insured),

0.65%, 11/1/25(1) (2) (3)	2,500	2,496

New York State Housing Finance Agency Sustainability Revenue Bonds, Series K,

1.45%, 5/1/23	5,000	5,014

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,

2.05%, 4/1/33	3,000	2,970

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Bid Group 4,

4.00%, 3/15/52	2,500	2,863

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Group 2,

4.00%, 3/15/40	2,500	2,934

New York State Thruway Authority Revenue Bonds, Series N, Group 1,

5.00%, 1/1/39	10,000	12,575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New York – 14.8% continued

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/30	$350	$445

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,

5.00%, 12/1/31	550	701

New York State Urban Development Corp. General Purpose Personal Income TRB,

5.00%, 3/15/37	5,000	6,203

5.00%, 3/15/40	2,500	3,084

New York State Urban Development Corp. Personal Income TRB, Series A-1,

5.00%, 3/15/43	1,500	1,595

New York State Urban Development Corp. Personal Income TRB, Series E,

5.00%, 3/15/25	1,550	1,657

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,

3.00%, 3/15/48	5,000	5,207

New York State Urban Development Corp. Taxable General Personal Income TRB,

3.90%, 3/15/33	5,000	5,569

New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,

1.40%, 8/1/27	5,000	4,980

Oneida County Local Development Corp. Revenue Refunding Bonds, Hamilton College Project,

5.00%, 7/1/51	2,000	3,016

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 185 (AMT),

5.00%, 9/1/26	1,130	1,269

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    223    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

New York – 14.8% continued

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),

5.00%, 9/15/28	$2,000	$2,498

5.00%, 9/15/29	5,000	6,206

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),

2.00%, 10/1/32	4,975	4,918

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015,

5.00%, 10/15/22	1,000	1,050

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,

4.00%, 10/15/24(4)	1,000	1,112

5.00%, 10/15/24(4)	2,500	2,854

5.00%, 10/15/24(4)	2,500	2,854

Schalmont Central School District G.O. Unlimited BANS, Series A (State Aid Withholding),

1.25%, 9/1/22	5,000	5,047

Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,

(Floating, U.S. SOFR + 0.38%), 0.41%, 2/1/24(1) (3)	1,500	1,501

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,

2.50%, 5/15/51	7,500	7,118

3.00%, 5/15/51	5,000	5,189

Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,

5.00%, 9/1/39	1,500	1,891

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,

5.00%, 12/15/37	2,500	2,935

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,

5.00%, 12/15/41	1,000	1,100

		448,421

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

North Carolina – 1.2%

Charlotte COPS, Series B,

3.00%, 6/1/22	$7,430	$7,446

Charlotte G.O. Unlimited Refunding Bonds, Series B,

5.00%, 7/1/27	3,500	3,789

Charlotte Water & Sewer System Revenue Refunding Bonds,

5.00%, 7/1/30	1,000	1,329

5.00%, 7/1/31	5,000	6,275

4.00%, 7/1/36	6,790	7,566

Charlotte-Mecklenburg Hospital Authority Health Care System Revenue Refunding Bonds, Series A, Atrium Health,

5.00%, 1/15/35	5,000	6,252

Durham Housing Authority MFH Revenue Bonds, JJ Henderson,

0.30%, 6/1/23(1) (2) (3)	3,000	2,995

University of North Carolina at Chapel Hill Hospital Revenue Bonds, University of North Carolina Hospital,

5.00%, 2/1/49	1,500	2,265

		37,917

Ohio – 0.6%

Akron Income Tax Revenue Refunding Bonds,

12/1/32(5)	1,285	1,491

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Project,

5.00%, 11/15/49	2,500	3,788

Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,

5.00%, 12/1/29	100	124

4.00%, 12/1/35	300	344

Ohio State Higher Education G.O. Unlimited Infrastructure Improvement Bonds, Series A,

4.00%, 2/1/32	2,500	2,572

Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,

5.00%, 11/1/39	1,365	1,689

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    224    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Ohio – 0.6% continued

Ohio State Turnpike Commission Revenue Refunding Bonds, Series A,

5.00%, 2/15/28	$2,000	$2,438

Ohio State University Revenue Bonds, Series A,

5.00%, 12/1/39	5,000	5,651

		18,097

Oregon – 0.3%

Clackamas Community College District G.O. Unlimited Bonds, Series B,

5.00%, 6/15/36	1,600	1,942

Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),

2.50%, 8/15/35	2,500	2,573

Metropolitan Dedicated TRB, Oregon Convention Center Hotel,

5.00%, 6/15/42	2,065	2,463

Oregon State Taxable G.O. Unlimited Bonds, Series D, Article XI-Q State Project,

0.50%, 5/1/22	685	686

Oregon State Taxable G.O. Unlimited Refunding Bonds, Series G, Higher Education,

0.80%, 8/1/25	500	500

		8,164

Pennsylvania – 2.8%

Commonwealth Financing Authority Taxable Revenue Bonds, Series A,

3.81%, 6/1/41	2,000	2,297

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,

5.00%, 6/1/25	1,000	1,158

5.00%, 6/1/26	1,500	1,789

5.00%, 6/1/27	3,000	3,669

5.00%, 6/1/31	2,000	2,453

Monroe County G.O. Unlimited, Series A,

4.00%, 7/15/33	2,720	3,252

Montgomery County G.O. Unlimited Refunding Bonds,

5.00%, 3/1/22	915	933

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Pennsylvania – 2.8% continued

Neshaminy School District G.O. Limited Bonds, Series B (State Aid Withholding), Prerefunded,

5.00%, 11/1/23(4)	$5,000	$5,494

Pennsylvania State G.O. Unlimited Bonds, First Series,

3.00%, 5/15/34	5,500	6,121

Pennsylvania State G.O. Unlimited Bonds, Series 1,

4.00%, 3/15/35	5,000	5,531

Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded,

4.00%, 6/1/22(4)	5,000	5,127

4.00%, 6/1/22(4)	5,555	5,696

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,

5.00%, 8/15/29	4,500	5,822

5.00%, 8/15/37	5,000	6,079

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,

5.00%, 4/1/31	1,845	2,348

Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A,

4.00%, 12/1/51	2,500	2,947

Pennsylvania State Turnpike Commission Revenue Bonds, Series A,

5.00%, 12/1/38	5,000	5,672

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,

5.00%, 12/1/37	11,635	14,498

Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,

5.00%, 12/1/32	1,200	1,586

Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),

(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.70%,12/1/23(1) (3)	3,500	3,528

		86,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    225    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Rhode Island – 0.2%

Rhode Island Housing & Mortgage Finance Corp. Variable Revenue Bonds, Sustainability Bonds (HUD Sector 8 Program),

0.45%, 10/1/23(1) (2) (3)	$1,000	$1,000

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series B, Consolidated Capital Development Loan,

5.00%, 10/15/27	2,630	2,762

Rhode Island State Housing & Mortgage Finance Corp. Revenue Refunding Bonds, Series 75-A, Social Bonds,

1.75%, 10/1/31	2,700	2,662

		6,424

South Carolina – 1.8%

Beaufort-Jasper Water & Sewer Authority South Carolina Waterworks & Sewer System Revenue Bonds, Series A,

5.00%, 3/1/30	1,000	1,279

Charleston County Capital Improvement Transportation Sales Tax G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,

5.00%, 11/1/21(4)	2,500	2,509

Charleston County School District G.O. Unlimited BANS, Series C, Phase V (SCSDE Insured),

4.00%, 5/11/22	4,460	4,566

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,

4.00%, 2/1/24(1) (2) (3)	10,000	10,764

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),

5.38%, 1/1/25	4,815	5,555

Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series B,

1/1/34(5)	2,500	2,942

SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,

5.00%, 12/1/25	500	575

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

South Carolina – 1.8% continued

South Carolina State Transportation Infrastructure Bank Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 10/1/21(4)	$1,270	$1,270

South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series 2003B,

(Floating, ICE LIBOR USD 1M + 0.45%), 0.51%, 10/1/31(1) (3)	24,520	24,520

South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series 2003B, Unrefunded Balance,

(Floating, ICE LIBOR USD 1M + 0.45%), 0.51%, 10/1/31(1) (3)	245	245

		54,225

Tennessee – 0.9%

Chattanooga Health Educational & Housing Facility Board Revenue Refunding Bonds, Series A, Commonspirit Health,

4.00%, 8/1/36	1,000	1,155

4.00%, 8/1/38	1,000	1,149

Knox County G.O. Unlimited Bonds,

4.00%, 6/1/28	1,000	1,121

Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,

5.00%, 10/1/31	1,000	1,322

Metropolitan Government Nashville & Davidson County G.O. Unlimited & Improvement Bonds,

5.00%, 7/1/29	5,000	6,316

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,

5.00%, 10/1/38	1,000	1,213

Tennergy Corp. Gas Revenue Bonds, Series A,

5.00%, 10/1/24(1) (2) (3)	10,000	11,271

Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,

4.00%, 11/1/25(1) (2) (3)	2,500	2,802

		26,349

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    226    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Texas – 3.6%

Austin G.O. Limited Refunding Bonds,

9/1/29(5)	$2,060	$2,676

Brownsville Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),

5.00%, 2/15/22	100	102

Central Regional Mobility Authority Revenue Refunding Bonds,

5.00%, 1/1/46	500	578

Central Regional Mobility Authority Senior Lien Revenue Bonds,

5.00%, 1/1/43	1,930	2,301

Central Texas Regional Mobility Authority Revenue Bonds, Series B,

5.00%, 1/1/38	800	1,017

5.00%, 1/1/39	900	1,141

Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,

5.00%, 12/1/32	10,000	12,923

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

0.88%, 8/1/25(1) (2) (3)	1,195	1,208

Frisco Improvement G.O. Limited Refunding Bonds,

5.00%, 2/15/28	5,755	6,849

Harlandale Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),

0.75%, 8/15/25(1) (2) (3)	5,000	5,002

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,

0.90%, 5/15/25(1) (2) (3)	2,500	2,501

Harris County Cultural Educational Facilities Finance Corp. Revenue Bonds, Series A, Memorial Hermann Health System, Prerefunded,

5.00%, 12/1/24(4)	3,500	4,010

Little Elm Independent School District Variable G.O. Unlimited Bonds, School Building (PSF, Gtd.),

0.68%, 8/15/25(1) (2) (3)	1,750	1,741

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Texas – 3.6% continued

Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series (AGM Insured), Escrowed to Maturity,

4.75%, 1/1/28	$3,815	$4,348

North Texas State Municipal Water District Upper East Fork Wastewater Interceptor Revenue Bonds,

2.25%, 6/1/46	1,500	1,421

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,

5.00%, 1/1/35	3,000	4,233

5.00%, 1/1/38	3,000	3,671

5.00%, 1/1/39	5,000	6,107

Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),

5.00%, 2/15/30	1,640	2,048

Pasadena Independent School District Variable G.O. Unlimited Bonds, Series B, School Building (PSF, Gtd.),

1.50%, 8/15/24(1) (2) (3)	1,500	1,543

San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,

4.00%, 4/1/41	1,000	1,137

San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,

1.75%, 12/1/25(1) (2) (3)	1,000	1,048

Texas State A&M University Financing System Revenue Bonds, Series D, Prerefunded,

5.00%, 5/15/23(4)	5,000	5,386

Texas State A&M University Revenue Refunding Bonds, Series C,

4.00%, 5/15/31	1,655	1,869

Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission,

5.00%, 10/1/23	70	77

Texas State G.O. Unlimited Refunding Bonds, Series B,

2.00%, 8/1/35	1,000	981

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,

5.00%, 12/15/30	2,750	3,586

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    227    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Texas – 3.6% continued

5.00%, 12/15/31	$2,200	$2,915

Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,

4.00%, 12/31/31	3,000	3,589

Texas State Transportation Commission Mobility Fund G.O. Unlimited Refunding Bonds, Prerefunded,

4.00%, 4/1/24(4)	5,000	5,462

5.00%, 4/1/24(4)	1,500	1,676

Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,

4/1/26(1) (2) (3) (5)	5,000	4,969

Texas State Water Development Board TRB, Series B,

2.28%, 10/15/27	315	330

2.33%, 10/15/28	295	309

University of Texas Revenue Bonds, Series B,

5.00%, 8/15/49	5,000	7,506

University of Texas Revenue Refunding Bonds, Series I,

5.00%, 8/15/22	750	782

Wichita Falls Independent School District G.O. Unlimited Bonds (PSF, Gtd.),

4.00%, 2/1/29	850	1,027

Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),

2.25%, 8/15/41(2) (3)	1,750	1,772

		109,841

Utah – 0.6%

Salt Lake City Airport Revenue Bonds, Series A (AMT),

4.00%, 7/1/51	3,500	3,993

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 6/15/25(4)	2,000	2,337

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Utah – 0.6% continued

Utah State Transit Authority Sales Tax Revenue Refunding Bonds, Series C (AGM Insured),

5.25%, 6/15/32	$10,000	$13,486

		19,816

Vermont – 0.0%

Vermont State G.O. Unlimited Bonds, Series B,

5.00%, 8/15/22	1,425	1,485

Virginia – 2.2%

Fairfax County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 10/1/31	5,280	6,790

Hampton Roads Sanitation District Wastewater Revenue Refunding Bonds, Series A, Prerefunded,

5.00%, 7/1/24(4)	3,465	3,906

Henrico County G.O. Unlimited Bonds (State Aid Withholding),

5.00%, 8/1/31	3,550	4,609

Henrico County Water & Sewer System Revenue Bonds,

4.00%, 5/1/46	10,000	11,453

Loudoun County Public Improvement G.O. Unlimited Bonds, Series A (State Aid Withholding),

5.00%, 12/1/22	1,360	1,371

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,

5.00%, 10/1/22(4)	1,500	1,572

Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,

5.00%, 7/1/47	1,500	2,242

Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,

5.00%, 7/1/30(1) (2) (3)	4,425	5,695

Upper Occoquan Sewage Authority Regional Revenue Refunding Bonds, Prerefunded,

5.00%, 7/1/25(4)	5,000	5,849

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    228    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Virginia – 2.2% continued

Virginia Public Building Authority Public Facilities Taxable Revenue Refunding Bonds, Series B,

0.99%, 8/1/26	$635	$632

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,

4.38%, 2/1/23(4)	2,015	2,126

4.50%, 2/1/23(4)	5,500	5,813

Virginia State HDA Revenue Bonds, Series D,

1.60%, 5/1/31	880	869

1.70%, 5/1/32	895	887

Virginia State Public School Authority Special Obligation Prince William County Revenue Bonds (State Aid Withholding),

5.00%, 3/1/30	5,365	6,739

Virginia State Resources Authority Clean Water State Revolving Fund Subordinate Revenue Refunding Bonds,

5.50%, 10/1/22	1,000	1,053

Virginia State Small Business Financing Authority Revenue Bonds (AMT), 95 Express Lanes LLC Project,

5.00%, 1/1/44	1,000	1,011

Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,

4.00%, 1/1/45	2,000	2,253

3.38%, 1/1/51	1,000	1,055

		65,925

Washington – 2.4%

Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, Series S-1,

5.00%, 11/1/46	2,500	3,721

Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,

5.00%, 7/1/22	5,000	5,180

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Washington – 2.4% continued

King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),

5.00%, 12/1/30	$10,000	$12,099

Port of Seattle Revenue Refunding Bonds, Series A,

5.00%, 8/1/27	2,430	2,524

5.00%, 8/1/30	3,000	3,115

Seattle Drainage & Wastewater System Revenue Refunding Bonds, Series B,

4.00%, 9/1/44	2,635	3,157

Seattle Solid Waste Revenue Refunding & Improvement Bonds,

4.00%, 6/1/31	1,865	2,116

Washington State G.O. Unlimited Bonds, Series C,

5.00%, 2/1/32	10,000	12,378

Washington State G.O. Unlimited Refunding Bonds, Series D,

4.00%, 7/1/32	4,740	5,904

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,

4.00%, 7/1/28	5,000	5,135

Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,

5.00%, 8/1/33	4,000	4,909

Washington State Health Care Facilities Authority Variable Revenue Refunding Bonds, Providence St. Joseph Health,

10/1/30(1) (2) (3) (5)	5,000	6,091

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,

3.50%, 12/20/35	995	1,149

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,

5.00%, 2/1/38	3,000	3,303

Washington State Various Purpose G.O. Unlimited Bonds, Series D,

2.75%, 2/1/27	1,160	1,169

		71,950

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    229    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

West Virginia – 0.1%

West Virginia State University Revenue Bonds, Series A, West Virginia University Projects, Prerefunded,

5.00%, 10/1/22(4)	$1,745	$1,829

Wisconsin – 1.5%

PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,

5.00%, 7/1/40	325	408

5.00%, 7/1/41	375	469

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,

3.00%, 6/1/45	2,500	2,637

PMA Levy & Aid Anticipation Notes Program Taxable Revenue Notes,

9/28/22(5)	5,000	5,080

Public Finance Authority Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,

2.35%, 2/1/29	2,000	1,972

Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, Green Bonds,

5.00%, 6/1/29	2,500	3,253

Wisconsin State G.O. Unlimited Bonds, Series A,

5.00%, 5/1/40	5,000	5,921

Wisconsin State G.O. Unlimited Bonds, Series B,

4.00%, 5/1/30	3,250	3,803

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,

4.00%, 11/15/36	3,000	3,399

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,

5.00%, 10/1/28	670	795

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,

5.00%, 4/1/36	3,875	4,799

4.00%, 4/1/39	5,000	5,767

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 84.0% continued

Wisconsin – 1.5% continued

Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,

3.00%, 3/1/39	$775	$811

Wisconsin State Housing & EDA Revenue Bonds, Series A,

1.60%, 11/1/22(1) (2) (3)	4,000	4,004

Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),

0.50%, 11/1/24(1) (2) (3)	2,000	1,998

		45,116

Wyoming – 0.0%

Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,

4.00%, 5/1/36	200	239

4.00%, 5/1/38	425	504

		743

Total Municipal Bonds

(Cost $2,458,372)		2,545,763

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 10.2%

Northern Institutional Funds - U.S. Government Portfolio (Shares),

0.00%(8) (9)	308,628,699	$308,629

Total Investment Companies

(Cost $308,629)		308,629

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 7.0%

Anchorage G.O. Unlimited TANS,

1.50%, 12/15/21	$5,000	$5,014

Baltimore County G.O. Unlimited BANS,

4.00%, 3/23/22	10,000	10,186

Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,

4.00%, 7/1/22(1) (2) (3)	5,000	5,114

Broward County School District TANS,

2.00%, 6/30/22	25,000	25,352

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    230    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.0% continued

California State Educational Facilities Authority Adjustable Revenue Bonds, California Institute of Technology,

0.05%, 10/8/21(1) (3) (10)	$1,600	$1,600

California State Educational Facilities Authority Variable Revenue Bonds, Series B, California Institute of Technology,

0.05%, 10/8/21(1) (3) (10)	650	650

Charleston County School District G.O. Unlimited BANS, Series A (SCSDE Insured),

5.00%, 11/16/21	10,000	10,061

Cobb County School District Short-Term Construction G.O. Limited Notes,

1.50%, 12/15/21	3,300	3,309

Cook County Community Consolidated School District No. 34 TRB,

5.00%, 12/1/21	1,700	1,713

District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,

1.45%, 8/1/22(1) (2) (3)	2,500	2,524

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series A (PSF, Gtd.),

1.95%, 8/1/22(1) (2) (3)	2,075	2,103

Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),

0.27%, 10/1/21(1) (2) (3)	3,600	3,600

Jersey City G.O. Unlimited BANS, Series A,

1.50%, 1/12/22	5,000	5,019

Los Angeles County Schools Pooled Financing Program COPS, Series B-1,

2.00%, 12/30/21	12,490	12,548

Los Angeles TRANS,

4.00%, 6/23/22	25,000	25,706

Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,

5.00%, 9/1/22	2,500	2,611

Montgomery County Variable G.O. Unlimited Bonds, Series E,

0.08%, 10/1/21(1) (3) (10)	12,595	12,595

Nassau County G.O. Limited RANS, Series A,

2.00%, 12/10/21	10,000	10,036

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.0% continued

Nassau County G.O. Limited TANS, Series B,

2.00%, 12/10/21	$10,000	$10,036

New York City Municipal Water Finance Authority Water & Sewer System Adjustable Revenue Bonds, Subseries A-2,

0.04%, 10/1/21(1) (3) (10)	15,320	15,320

Ohio State University Variable Revenue Bonds, Series B-1,

0.05%, 10/8/21(1) (3) (10)	1,925	1,925

Ohio State Water Development Authority Water Pollution Control Variable Revenue Bonds, Series A,

0.04%, 10/8/21(1) (3) (10)	2,140	2,140

Rochester G.O. Limited BANS, Series II,

2.00%, 8/3/22	5,000	5,078

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B,

2.00%, 12/1/21(1) (2) (3)	1,500	1,502

San Diego Unified School District TRANS, Series A,

4.00%, 6/30/22	10,150	10,443

Texas State Transportation Commission Central Turnpike System Taxable Revenue Refunding Bonds, Series B,

1.98%, 8/15/22(1) (2) (3)	750	759

Westchester County G.O. Limited TANS, Series B,

2.00%, 10/18/21	25,000	25,022

Total Short-Term Investments

(Cost $211,856)		211,966

Total Investments – 101.5%

(Cost $2,988,707)		3,076,008

Liabilities less Other Assets – (1.5%)		(45,957)

NET ASSETS – 100.0%		$3,030,051

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(6)	Step coupon bond. Rate as of September 30, 2021 is disclosed.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2021 is disclosed.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    231    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

INTERMEDIATE TAX-EXEMPT FUND continued

(10)

Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

CSCDA - California Statewide Communities Development Authority

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

Gtd. - Guaranteed

HDA - Housing Develoment Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Corporate bonds	0.3%

Municipal Bonds	84.0%

Investment Companies	10.2%

Short-Term Investments	7.0%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    232    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds(1)	$ —	$ 9,650	$—	$ 9,650

Municipal Bonds(1)	—	2,545,763	—	2,545,763

Investment Companies	308,629	—	—	308,629

Short-Term Investments	—	211,966	—	211,966

Total Investments	$308,629	$2,767,379	$—	$3,076,008
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    233    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

CONVERTIBLE BONDS – 0.0%

Bermuda – 0.0%

Digicel Group Holdings Ltd.,

7.00%, 10/20/21 (2) (3) (4)	$80	$66

Total Convertible Bonds

(Cost $19)		66

CORPORATE BONDS – 1.8%

United States – 1.8%

Citigroup Global Markets Holdings, Inc.,

14.31%, 10/17/23 (EGP)(5)	12,500	801

JPMorgan Chase Bank N.A.,

2.68%, 5/21/30 (CNY)(4)	9,000	1,360

7.50%, 8/17/32 (IDR)(5) (6)	4,849,000	363

		2,524

Total Corporate Bonds

(Cost $2,447)		2,524

FOREIGN ISSUER BONDS – 91.0%

Angola – 1.1%

Angolan Government International Bond,

8.25%, 5/9/28 (4)	400	416

9.38%, 5/8/48 (4)	865	895

9.13%, 11/26/49 (4)	200	204

		1,515

Argentina – 2.0%

Argentine Republic Government

International Bond,

1.00%, 7/9/29	329	125

(Step to 0.75% on 7/9/23), 0.50%, 7/9/30 (7)	1,423	522

(Step to 1.50% on 7/9/22), 1.13%, 7/9/35 (7)	3,148	1,030

(Step to 3.88% on 7/9/22), 2.00%, 1/9/38 (7)	429	167

(Step to 3.50% on 7/9/22), 2.50%, 7/9/41 (7)	395	145

Provincia de Buenos Aires,

(Step to 5.25% on 9/1/22), 3.90%, 9/1/37 (4) (7)	488	223

YPF S.A.,

(Step to 9.00% on 1/1/23), 4.00%, 2/12/26 (4) (7)	269	238

(Step to 9.00% on 1/1/23), 2.50%, 6/30/29 (4) (7)	669	458

		2,908

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Azerbaijan – 0.8%

Republic of Azerbaijan International Bond,

3.50%, 9/1/32 (4)	$612	$626

Southern Gas Corridor CJSC,

6.88%, 3/24/26 (4)	200	236

State Oil Co. of the Azerbaijan Republic,

6.95%, 3/18/30 (4)	200	247

		1,109

Bahrain – 0.5%

Bahrain Government International Bond,

5.45%, 9/16/32 (4)	450	438

Oil and Gas Holding (The) Co. BSCC,

8.38%, 11/7/28 (4)	200	231

		669

Bermuda – 0.5%

Digicel Group Holdings Ltd.,

10.00%, 4/1/24 (3)	374	375

8.00%, 4/1/25 (3) (4)	268	239

Digicel International Finance Ltd./Digicel

international Holdings Ltd.,

8.75%, 5/25/24 (4)	31	32

8.00%, 12/31/26 (4)	65	62

		708

Brazil – 6.1%

Banco do Brasil S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.40%), 6.25%, 4/15/24 (2) (4) (8)	500	499

Brazil Letras do Tesouro Nacional,

0.00%, 7/1/23 (BRL)(9)	3,020	473

0.00%, 1/1/24 (BRL)(9)	5,780	857

Brazil Notas do Tesouro Nacional, Serie F,

10.00%, 1/1/23 (BRL)	3,200	592

10.00%, 1/1/25 (BRL)	7,958	1,455

10.00%, 1/1/27 (BRL)	6,311	1,134

10.00%, 1/1/29 (BRL)	5,834	1,029

10.00%, 1/1/31 (BRL)	1,556	268

Brazilian Government International Bond,

8.25%, 1/20/34	38	50

7.13%, 1/20/37	103	124

5.00%, 1/27/45	600	559

5.63%, 2/21/47	200	200

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    234    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Brazil – 6.1% continued

Oi S.A.,

(100% Cash), 10.00%, 7/27/25 (3) (4)	$1,615	$1,516

		8,756

Canada – 0.2%

First Quantum Minerals Ltd.,

7.50%, 4/1/25 (4)	290	297

Cayman Islands – 0.3%

Central China Real Estate Ltd.,

7.75%, 5/24/24 (4)	400	246

Fantasia Holdings Group Co. Ltd.,

12.25%, 10/18/22 (4) (10)	200	66

10.88%, 1/9/23 (4) (10)	200	63

		375

Chile – 1.6%

Bonos de la Tesoreria de la Republica,

1.90%, 9/1/30 (CLP)	1	18

2.00%, 3/1/35 (CLP)	1	53

Bonos de la Tesoreria de la Republica en

pesos,

4.00%, 3/1/23 (CLP)	240,000	295

4.50%, 3/1/26 (CLP)	330,000	397

5.00%, 10/1/28 (CLP)	270,000	324

5.00%, 3/1/35 (CLP)	245,000	281

Chile Government International Bond,

3.10%, 1/22/61	246	222

Corp. Nacional del Cobre de Chile,

5.63%, 10/18/43 (4)	200	260

4.88%, 11/4/44 (4)	200	238

Empresa Nacional del Petroleo,

4.50%, 9/14/47 (4)	200	201

		2,289

China – 4.4%

CFLD Cayman Investment Ltd.,

9.00%, 7/31/21 (4) (10)	425	179

6.90%, 1/13/23 (4) (10)	300	126

China Evergrande Group,

8.25%, 3/23/22 (4) (10)	305	79

11.50%, 1/22/23 (4) (10)	200	49

7.50%, 6/28/23 (4) (10)	1,270	305

10.50%, 4/11/24 (4) (10)	450	108

8.75%, 6/28/25 (4) (10)	600	144

China Government Bond,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

China – 4.4% continued

2.88%, 11/5/23 (CNY)	$2,900	$452

3.02%, 10/22/25 (CNY)	6,210	973

3.27%, 11/19/30 (CNH)	6,500	1,036

3.72%, 4/12/51 (CNY)	1,400	229

Kaisa Group Holdings Ltd.,

8.50%, 6/30/22 (4)	415	360

11.95%, 10/22/22 (4)	200	172

11.50%, 1/30/23 (4)	200	169

10.88%, 7/23/23 (4)	200	166

9.38%, 6/30/24 (4)	465	355

11.70%, 11/11/25 (4)	200	153

11.65%, 6/1/26 (4)	201	153

Scenery Journey Ltd.,

11.50%, 10/24/22 (4) (10)	520	95

12.00%, 10/24/23 (4) (10)	200	35

Sinopec Group Overseas Development

2012 Ltd.,

4.88%, 5/17/42 (4)	200	248

Sunac China Holdings Ltd.,

7.95%, 8/8/22 (4)	200	183

7.95%, 10/11/23 (4)	200	168

Yuzhou Group Holdings Co. Ltd.,

8.50%, 2/4/23 (4)	200	171

7.38%, 1/13/26 (4)	200	133

6.35%, 1/13/27 (4)	200	129

		6,370

Colombia – 3.4%

Colombia Government International Bond,

8.13%, 5/21/24	103	119

3.88%, 4/25/27	200	207

4.50%, 3/15/29	300	316

7.38%, 9/18/37	100	123

6.13%, 1/18/41	165	181

5.63%, 2/26/44	200	209

5.00%, 6/15/45	450	439

Colombian TES,

10.00%, 7/24/24 (COP)	2,000,000	586

6.25%, 11/26/25 (COP)	1,354,400	356

5.75%, 11/3/27 (COP)	1,206,300	298

6.00%, 4/28/28 (COP)	6,366,100	1,574

7.00%, 3/26/31 (COP)	416,300	104

7.00%, 6/30/32 (COP)	703,200	175

7.25%, 10/18/34 (COP)	131,700	33

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    235    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Colombia – 3.4% continued

6.25%, 7/9/36 (COP)	$156,400	$35

7.25%, 10/26/50 (COP)	140,800	33

Empresas Publicas de Medellin ESP,

8.38%, 11/8/27 (COP)(4)	693,000	172

		4,960

Costa Rica – 0.6%

Costa Rica Government International Bond,

6.44%, 11/21/29 (4)	395	417

6.13%, 2/19/31 (4)	200	205

5.63%, 4/30/43 (4)	200	177

		799

Croatia – 0.2%

Croatia Government International Bond,

6.00%, 1/26/24 (4)	200	223

Czech Republic – 1.7%

Czech Republic Government Bond,

0.45%, 10/25/23 (CZK)(4)	42,500	1,887

0.95%, 5/15/30 (CZK)(4)	6,500	272

1.20%, 3/13/31 (CZK)	3,100	131

2.00%, 10/13/33 (CZK)	3,250	147

4.20%, 12/4/36 (CZK)(4)	390	23

		2,460

Dominican Republic – 2.3%

Dominican Republic International Bond,

5.50%, 1/27/25 (4)	550	601

6.88%, 1/29/26 (4)	230	266

4.88%, 9/23/32 (4)	530	540

7.45%, 4/30/44 (4)	190	226

6.85%, 1/27/45 (4)	800	892

6.50%, 2/15/48 (4)	200	214

5.88%, 1/30/60 (4)	566	554

		3,293

Ecuador – 1.7%

Ecuador Government International Bond,

(Step to 5.50% on 7/31/22), 5.00%, 7/31/30 (6) (7)	349	294

0.00%, 7/31/30 (6) (9)	67	36

(Step to 2.50% on 7/31/22), 1.00%, 7/31/35 (6) (7)	2,375	1,574

(Step to 1.50% on 7/31/22), 0.50%, 7/31/40 (6) (7)	828	490

		2,394

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Egypt – 2.6%

Egypt Government Bond,

14.05%, 7/21/22 (EGP)	$704	$45

14.14%, 10/20/22 (EGP)	431	28

14.31%, 10/13/23 (EGP)	620	40

14.48%, 4/6/26 (EGP)	2,840	182

14.56%, 7/6/26 (EGP)	1,372	88

Egypt Government International Bond,

6.59%, 2/21/28 (4)	300	302

7.60%, 3/1/29 (4)	425	442

5.88%, 2/16/31 (4)	200	184

7.63%, 5/29/32 (4)	200	200

8.50%, 1/31/47 (4)	600	581

7.90%, 2/21/48 (4)	700	641

8.70%, 3/1/49 (4)	200	195

8.88%, 5/29/50 (4)	400	397

Egypt Treasury Bills,

11.95%, 11/30/21 (EGP)(11)	2,525	158

11.78%, 2/8/22 (EGP)(11)	1,600	98

11.61%, 5/10/22 (EGP)(11)	3,125	186

		3,767

El Salvador – 0.5%

El Salvador Government International Bond,

8.63%, 2/28/29 (4)	412	314

8.25%, 4/10/32	79	59

7.65%, 6/15/35 (4)	39	28

7.63%, 2/1/41 (4)	150	105

7.12%, 1/20/50 (4)	150	103

9.50%, 7/15/52 (4)	150	117

		726

Gabon – 0.1%

Gabon Government International Bond,

6.63%, 2/6/31 (4)	200	197

Ghana – 0.9%

Ghana Government International Bond,

10.75%, 10/14/30 (4)	400	484

8.63%, 4/7/34 (4)	200	191

7.88%, 2/11/35 (4)	200	180

8.88%, 5/7/42 (4)	200	187

8.95%, 3/26/51 (4)	215	197

		1,239

Guatemala – 0.5%

Guatemala Government Bond,

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    236    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Guatemala – 0.5% continued

5.38%, 4/24/32 (4)	$375	$426

6.13%, 6/1/50 (4)	200	230

		656

Honduras – 0.3%

Honduras Government International Bond,

6.25%, 1/19/27 (4)	150	162

5.63%, 6/24/30 (4)	300	312

		474

Hungary – 1.7%

Hungary Government Bond,

1.50%, 8/24/22 (HUF)	220,000	710

1.50%, 8/23/23 (HUF)	118,500	382

2.50%, 10/24/24 (HUF)	115,000	374

3.00%, 10/27/27 (HUF)	60,000	196

3.00%, 8/21/30 (HUF)	114,090	366

Hungary Government International Bond,

5.75%, 11/22/23	248	274

5.38%, 3/25/24	176	195

		2,497

India – 0.1%

Export-Import Bank of India,

4.00%, 1/14/23 (4)	200	208

Indonesia – 7.7%

Indonesia Asahan Aluminium Persero PT,

6.76%, 11/15/48 (4)	200	257

Indonesia Government International Bond,

4.75%, 2/11/29	500	582

8.50%, 10/12/35 (4)	100	156

6.63%, 2/17/37 (4)	550	749

7.75%, 1/17/38 (4)	200	297

5.25%, 1/17/42 (4)	850	1,032

5.13%, 1/15/45 (4)	200	242

5.95%, 1/8/46 (4)	200	270

5.25%, 1/8/47 (4)	200	249

Indonesia Treasury Bond,

6.50%, 6/15/25 (IDR)	1,793,000	132

8.38%, 9/15/26 (IDR)	7,471,000	593

7.00%, 5/15/27 (IDR)	2,449,000	184

6.13%, 5/15/28 (IDR)	1,732,000	124

9.00%, 3/15/29 (IDR)	3,155,000	258

8.25%, 5/15/29 (IDR)	2,589,000	204

10.50%, 8/15/30 (IDR)	2,813,000	252

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Indonesia – 7.7% continued

7.00%, 9/15/30 (IDR)	$4,673,000	$343

6.50%, 2/15/31 (IDR)	7,800,000	552

7.75%, 4/15/31 (IDR)	1,177,000	90

8.75%, 5/15/31 (IDR)	11,474,000	940

9.50%, 7/15/31 (IDR)	13,412,000	1,142

8.38%, 3/15/34 (IDR)	2,949,000	234

7.50%, 6/15/35 (IDR)	974,000	72

8.25%, 5/15/36 (IDR)	14,780,000	1,155

7.50%, 5/15/38 (IDR)	1,561,000	114

8.38%, 4/15/39 (IDR)	1,310,000	103

Perusahaan Penerbit SBSN Indonesia III,

4.55%, 3/29/26 (4)	200	226

4.40%, 3/1/28 (4)	250	284

Perusahaan Perseroan Persero PT

Perusahaan Listrik Negara,

5.50%, 11/22/21 (4)	200	201

		11,037

Ivory Coast – 0.7%

Ivory Coast Government International Bond,

5.88%, 10/17/31 (EUR)(4)	119	144

4.88%, 1/30/32 (EUR)(4)	102	115

5.75%, 12/31/32 (4)	92	93

6.13%, 6/15/33 (4)	540	572

6.88%, 10/17/40 (EUR)(4)	125	155

		1,079

Kazakhstan – 0.9%

Development Bank of Kazakhstan JSC,

4.13%, 12/10/22 (4)	200	207

Kazakhstan Government International Bond,

8.05%, 5/20/24 (KZT)(4) (12)	150,000	340

6.50%, 7/21/45 (4)	400	579

KazMunayGas National Co. JSC,

5.38%, 4/24/30 (4)	200	237

		1,363

Kenya – 0.6%

Republic of Kenya Government International

Bond,

6.88%, 6/24/24 (4)	550	604

8.00%, 5/22/32 (4)	200	221

		825

Lebanon – 0.3%

Lebanon Government International Bond,

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    237    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Lebanon – 0.3% continued

6.38%, 3/9/20 (4) (10)	$267	$45

5.80%, 4/14/20 (10)	188	31

6.15%, 6/19/20 (10)	326	55

8.25%, 4/12/21 (4) (10)	443	77

6.10%, 10/4/22 (4) (10)	645	109

6.00%, 1/27/23 (4) (10)	231	39

6.60%, 11/27/26 (4) (10)	97	16

6.85%, 3/23/27 (4) (10)	212	36

7.00%, 3/23/32 (4) (10)	143	24

7.05%, 11/2/35 (4) (10)	11	2

7.25%, 3/23/37 (4) (10)	349	65

		499

Malaysia – 2.8%

Malaysia Government Bond,

3.80%, 9/30/22 (MYR)	5,321	1,297

3.90%, 11/30/26 (MYR)	2,050	512

3.73%, 6/15/28 (MYR)	2,400	588

3.89%, 8/15/29 (MYR)	720	178

3.83%, 7/5/34 (MYR)	2,879	682

4.25%, 5/31/35 (MYR)	877	217

4.92%, 7/6/48 (MYR)	203	54

Petronas Capital Ltd.,

4.55%, 4/21/50 (4)	200	245

3.40%, 4/28/61 (6)	200	201

		3,974

Mexico – 7.3%

Banco Mercantil del Norte S.A.,

(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.47%), 7.50%, 6/27/29 (2) (4) (8)	200	223

Braskem Idesa S.A.P.I.,

7.45%, 11/15/29 (4)	230	244

Comision Federal de Electricidad,

8.18%, 12/23/27 (MXN)	2,060	95

Mexican Bonos,

8.00%, 12/7/23 (MXN)	34,230	1,717

10.00%, 12/5/24 (MXN)	12,900	686

5.75%, 3/5/26 (MXN)	2,800	130

7.50%, 6/3/27 (MXN)	20,640	1,017

8.50%, 5/31/29 (MXN)	12,234	635

7.75%, 5/29/31 (MXN)	6,000	298

10.00%, 11/20/36 (MXN)	6,600	388

8.50%, 11/18/38 (MXN)	7,680	397

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Mexico – 7.3% continued

7.75%, 11/13/42 (MXN)	$5,000	$240

Mexico Government International Bond,

2.66%, 5/24/31	453	437

4.75%, 4/27/32	1,300	1,462

6.05%, 1/11/40	60	73

4.75%, 3/8/44	38	40

5.55%, 1/21/45	114	133

3.77%, 5/24/61	425	377

3.75%, 4/19/71	200	173

5.75%, 10/12/10 (13)	424	482

Petroleos Mexicanos,

7.19%, 9/12/24 (MXN)(4)	3,090	142

6.75%, 9/21/47	416	363

6.35%, 2/12/48	160	135

7.69%, 1/23/50	371	351

6.95%, 1/28/60	316	276

		10,514

Mongolia – 0.3%

Development Bank of Mongolia LLC,

7.25%, 10/23/23 (4)	200	213

Mongolia Government International Bond,

5.63%, 5/1/23 (4)	200	210

Mongolian Mining Corp.,

2.34%, 4/1/22 (2) (3)	60	26

		449

Morocco – 0.4%

Morocco Government International Bond,

4.25%, 12/11/22 (4)	210	218

2.38%, 12/15/27 (4)	300	294

		512

Mozambique – 0.3%

Mozambique International Bond,

(Step to 9.00% on 9/15/23), 5.00%, 9/15/31 (4) (7)	500	433

Netherlands – 0.6%

Metinvest B.V.,

7.65%, 10/1/27 (4)	200	218

7.75%, 10/17/29 (4)	200	218

Petrobras Global Finance B.V.,

6.90%, 3/19/49	90	100

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    238    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Netherlands – 0.6% continued

5.50%, 6/10/51	$100	$93

6.85%, 6/5/15 (14)	190	196

		825

Nigeria – 0.6%

Nigeria Government International Bond,

6.13%, 9/28/28 (4)	200	201

7.70%, 2/23/38 (4)	200	198

7.63%, 11/28/47 (4)	200	193

8.25%, 9/28/51 (6)	200	202

		794

Oman – 1.2%

Oman Government International Bond,

5.63%, 1/17/28 (4)	200	209

6.00%, 8/1/29 (4)	200	211

6.25%, 1/25/31 (4)	200	214

6.50%, 3/8/47 (4)	400	389

6.75%, 1/17/48 (4)	711	706

		1,729

Pakistan – 1.1%

Pakistan Government International Bond,

8.25%, 4/15/24 (4)	200	214

6.88%, 12/5/27 (4)	281	283

7.38%, 4/8/31 (4)	340	340

7.38%, 4/8/31 (6)	250	250

Third Pakistan International Sukuk (The) Co.

Ltd.,

5.50%, 10/13/21 (4)	300	300

5.63%, 12/5/22 (4)	200	205

		1,592

Panama – 1.0%

Panama Government International Bond,

8.88%, 9/30/27	449	612

9.38%, 4/1/29	73	106

3.16%, 1/23/30	294	303

6.70%, 1/26/36	138	183

4.30%, 4/29/53	200	211

		1,415

Papua New Guinea – 0.1%

Papua New Guinea Government

International Bond,

8.38%, 10/4/28 (4)	200	201

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Paraguay – 0.8%

Paraguay Government International Bond,

5.00%, 4/15/26 (4)	$200	$222

4.95%, 4/28/31 (4)	399	450

5.60%, 3/13/48 (4)	200	231

5.40%, 3/30/50 (4)	200	230

		1,133

Peru – 1.5%

Peru Government Bond,

6.15%, 8/12/32 (PEN)	1,300	305

5.40%, 8/12/34 (PEN)	565	118

5.35%, 8/12/40 (PEN)	1,076	207

Peru LNG S.r.l.,

5.38%, 3/22/30 (4)	200	162

Peruvian Government International Bond,

7.35%, 7/21/25	118	143

6.95%, 8/12/31 (PEN)(4)	1,271	319

8.75%, 11/21/33	190	293

6.90%, 8/12/37 (PEN)(4)	167	39

5.63%, 11/18/50	119	161

2.78%, 12/1/60	131	110

3.23%, 7/28/21 (15)	75	62

Petroleos del Peru S.A.,

5.63%, 6/19/47 (6)	200	200

		2,119

Philippines – 0.4%

Philippine Government International Bond,

10.63%, 3/16/25	78	103

9.50%, 2/2/30	144	223

7.75%, 1/14/31	100	144

6.38%, 10/23/34	100	138

		608

Poland – 2.4%

Republic of Poland Government Bond,

2.25%, 4/25/22 (PLN)	1,400	357

2.50%, 1/25/23 (PLN)	6,000	1,551

2.50%, 7/25/26 (PLN)	1,550	410

2.50%, 7/25/27 (PLN)	2,361	624

2.75%, 10/25/29 (PLN)	1,945	518

		3,460

Qatar – 2.1%

Qatar Government International Bond,

3.25%, 6/2/26 (4)	200	216

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    239    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Qatar – 2.1% continued

4.50%, 4/23/28 (4)	$268	$313

4.00%, 3/14/29 (4)	450	513

3.75%, 4/16/30 (4)	596	672

5.10%, 4/23/48 (4)	625	831

4.82%, 3/14/49 (4)	200	258

Qatar Petroleum,

3.13%, 7/12/41 (4)	200	200

		3,003

Romania – 2.0%

Romania Government Bond,

3.40%, 3/8/22 (RON)	800	188

4.25%, 6/28/23 (RON)	850	203

5.80%, 7/26/27 (RON)	3,170	827

4.15%, 10/24/30 (RON)	990	233

Romanian Government International Bond,

6.75%, 2/7/22 (4)	94	96

4.38%, 8/22/23 (4)	168	179

3.62%, 5/26/30 (EUR)(4)	47	62

3.00%, 2/14/31 (4)	30	31

6.13%, 1/22/44 (4)	24	31

5.13%, 6/15/48 (4)	600	712

3.38%, 1/28/50 (EUR)(4)	121	138

4.00%, 2/14/51 (4)	206	206

		2,906

Russia – 4.1%

Russian Federal Bond - OFZ,

7.75%, 9/16/26 (RUB)	27,969	395

7.95%, 10/7/26 (RUB)	41,071	583

8.15%, 2/3/27 (RUB)	33,765	485

6.00%, 10/6/27 (RUB)	69,000	897

7.05%, 1/19/28 (RUB)	15,962	218

6.90%, 5/23/29 (RUB)	50,511	684

7.65%, 4/10/30 (RUB)	61,948	878

8.50%, 9/17/31 (RUB)	23,979	360

7.70%, 3/23/33 (RUB)	63,231	897

7.25%, 5/10/34 (RUB)	5,593	76

Russian Foreign Bond - Eurobond,

4.38%, 3/21/29 (4)	200	227

5.25%, 6/23/47 (4)	200	254

		5,954

Rwanda – 0.1%

Rwanda International Government Bond,

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Rwanda – 0.1% continued

5.50%, 8/9/31 (4)	$200	$209

Saudi Arabia – 0.6%

Saudi Government International Bond,

5.00%, 4/17/49 (4)	200	250

5.25%, 1/16/50 (4)	200	259

3.75%, 1/21/55 (4)	200	209

3.45%, 2/2/61 (6)	200	196

		914

South Africa – 5.1%

Republic of South Africa Government Bond,

10.50%, 12/21/26 (ZAR)	5,869	438

8.00%, 1/31/30 (ZAR)	8,774	542

7.00%, 2/28/31 (ZAR)	3,155	176

8.25%, 3/31/32 (ZAR)	44,945	2,672

8.88%, 2/28/35 (ZAR)	6,562	387

6.25%, 3/31/36 (ZAR)	2,511	115

8.50%, 1/31/37 (ZAR)	17,032	949

6.50%, 2/28/41 (ZAR)	1,752	76

8.75%, 1/31/44 (ZAR)	1,848	101

8.75%, 2/28/48 (ZAR)	17,957	983

Republic of South Africa Government

International Bond,

4.30%, 10/12/28	540	543

5.00%, 10/12/46	200	177

5.65%, 9/27/47	200	190

		7,349

Sri Lanka – 0.2%

Sri Lanka Government International Bond,

6.75%, 4/18/28 (4)	200	121

7.85%, 3/14/29 (4)	200	121

		242

Thailand – 2.2%

Thailand Government Bond,

2.40%, 12/17/23 (THB)	36,000	1,107

2.88%, 12/17/28 (THB)	2,733	88

3.78%, 6/25/32 (THB)	15,989	555

3.40%, 6/17/36 (THB)	8,124	271

3.30%, 6/17/38 (THB)	30,606	1,007

2.00%, 6/17/42 (THB)	2,650	71

2.88%, 6/17/46 (THB)	1,156	36

3.60%, 6/17/67 (THB)	1,084	37

		3,172

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    240    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Turkey – 1.8%

Turkey Government Bond,

10.70%, 8/17/22 (TRY)	$2,500	$267

12.60%, 10/1/25 (TRY)	570	55

10.60%, 2/11/26 (TRY)	838	74

11.00%, 2/24/27 (TRY)	2,139	185

11.70%, 11/13/30 (TRY)	570	47

Turkey Government International Bond,

3.25%, 3/23/23	200	199

5.75%, 3/22/24	200	205

4.75%, 1/26/26	226	218

5.13%, 2/17/28	300	284

5.88%, 6/26/31	205	192

4.88%, 4/16/43	545	423

5.75%, 5/11/47	535	443

		2,592

Ukraine – 2.7%

State Agency of Roads of Ukraine,

6.25%, 6/24/28 (4)	200	198

Ukraine Government Bond,

17.25%, 1/5/22 (UAH)	274	11

17.00%, 5/11/22 (UAH)	442	17

15.84%, 2/26/25 (UAH)	1,835	75

Ukraine Government International Bond,

7.75%, 9/1/23 (4)	100	107

15.84%, 2/26/25 (UAH)(4)	15,200	619

7.75%, 9/1/25 (4)	165	180

7.75%, 9/1/26 (4)	250	272

9.75%, 11/1/28 (4)	200	235

6.88%, 5/21/29 (4)	700	711

7.38%, 9/25/32 (4)	1,248	1,281

7.25%, 3/15/33 (4)	212	215

		3,921

United Arab Emirates – 0.5%

Abu Dhabi Government International Bond,

3.13%, 9/30/49 (4)	200	201

3.88%, 4/16/50 (4)	200	229

Emirate of Dubai Government International

Bonds,

5.25%, 1/30/43 (4)	200	229

		659

United Kingdom – 1.0%

Standard Chartered Bank,

19.25%, 1/20/27 (GHS)(4) (5)	2,600	444

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

United Kingdom – 1.0% continued

Tullow Oil PLC,

10.25%, 5/15/26 (4)	$200	$209

Vedanta Resources Finance II PLC,

13.88%, 1/21/24 (4)	200	216

8.95%, 3/11/25 (4)	200	200

Vedanta Resources Ltd.,

6.38%, 7/30/22 (4)	210	209

6.13%, 8/9/24 (4)	200	179

		1,457

Uruguay – 1.2%

Uruguay Government International Bond,

8.50%, 3/15/28 (UYU)(4)	3,171	77

4.38%, 12/15/28 (UYU)	601	36

8.25%, 5/21/31 (UYU)	13,639	323

7.88%, 1/15/33	51	75

7.63%, 3/21/36	99	148

3.88%, 7/2/40 (UYU)	17,091	497

4.13%, 11/20/45	104	121

5.10%, 6/18/50	116	147

4.98%, 4/20/55	192	240

Uruguay Monetary Regulation Bill,

6.66%, 10/15/21 (UYU)(11)	545	13

6.59%, 12/3/21 (UYU)(11)	366	9

6.76%, 3/2/22 (UYU)(11)	1,019	23

		1,709

Uzbekistan – 0.8%

Republic of Uzbekistan International Bond,

14.50%, 11/25/23 (UZS)(4)	4,230,000	396

4.75%, 2/20/24 (4)	511	536

5.38%, 2/20/29 (4)	200	218

		1,150

Venezuela – 0.5%

Petroleos de Venezuela S.A.,

8.50%, 10/27/20 (4) (10) (12)	1,480	400

9.00%, 11/17/21 (4) (10) (12)	172	10

12.75%, 2/17/22 (4) (10) (12)	92	5

5.38%, 4/12/27 (4) (10) (12)	77	4

9.75%, 5/17/35 (4) (10) (12)	222	13

Venezuela Government International Bond,

7.75%, 10/13/19 (4) (10) (12)	72	7

12.75%, 8/23/22 (4) (10) (12)	151	16

9.00%, 5/7/23 (4) (10) (12)	62	7

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    241    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)(1)	VALUE (000S)

FOREIGN ISSUER BONDS – 91.0% continued

Venezuela – 0.5% continued

8.25%, 10/13/24 (4) (10) (12)	$141	$15

11.75%, 10/21/26 (4) (10) (12)	632	69

9.25%, 9/15/27 (10)	186	20

9.25%, 5/7/28 (4) (10) (12)	102	11

11.95%, 8/5/31 (4) (10) (12)	1,045	112

		689

Vietnam – 0.5%

Viet Nam Debt & Asset Trading Corp.,

1.00%, 10/10/25 (4)	300	272

Vietnam Government International Bond,

4.80%, 11/19/24 (4)	400	443

		715

Zambia – 0.5%

Zambia Government International Bond,

5.38%, 9/20/22 (4) (10)	785	592

8.97%, 7/30/27 (4) (10)	200	155

		747

Total Foreign Issuer Bonds

(Cost $140,640)		130,838

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 5.3%

Northern Institutional Funds -

U.S. Government Portfolio (Shares),

0.00%(16) (17)	7,629,895	$7,630

Total Investment Companies

(Cost $7,630)		7,630

Total Investments – 98.1%

(Cost $150,736)		141,058

Other Assets less Liabilities – 1.9%		2,687

Net Assets – 100.0%		$143,745

(1)	Principal amount is in USD unless otherwise indicated.

(2)	Perpetual bond. Maturity date represents next call date.

(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.

(4)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(5)	Level 3 asset.
(6)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(7)	Step coupon bond. Rate as of September 30, 2021 is disclosed.

(8)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.

(9)	Zero coupon bond.

(10)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.

(11)	Discount rate at the time of purchase.

(12)

Restricted security that has been deemed illiquid. At September 30, 2021, the value of these restricted illiquid securities amounted to approximately $1,009,000 or 0.7% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Kazakhstan Government International Bond,

8.05%, 5/20/24	6/25/21	$340

Petroleos de Venezuela S.A., 5.38%, 4/12/27	7/19/16-6/14/17	30

Petroleos de Venezuela S.A., 8.50%, 10/27/20	4/4/17-11/14/18	1,199

Petroleos de Venezuela S.A., 9.00%, 11/17/21	1/19/16-6/14/17	100

Petroleos de Venezuela S.A., 9.75%, 5/17/35	6/20/16-6/14/17	105

Petroleos de Venezuela S.A., 12.75%, 2/17/22	3/10/16-6/14/17	51

Venezuela Government International Bond,
7.75%, 10/13/19	6/14/17-8/11/17	43

Venezuela Government International Bond,
8.25%, 10/13/24	6/14/17-8/11/17	63

Venezuela Government International Bond,
9.00%, 5/7/23	6/14/17-8/11/17	29

Venezuela Government International Bond,
9.25%, 5/7/28	8/11/17-5/15/18	31

Venezuela Government International Bond,
11.75%, 10/21/26	3/3/17-11/13/17	333

Venezuela Government International Bond,
11.95%, 8/5/31	3/3/17-7/27/18	480

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    242    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Venezuela Government International Bond,

12.75%, 8/23/22	4/29/16-7/27/18	$49

(13)	Century bond maturing in 2110.

(14)	Century bond maturing in 2115.

(15)	Century bond maturing in 2121.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(17)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y – 10 Year

B.V. – Besloten Vennootschap (Dutch: Private Limited Liability Company)

CETIP – Central of Custody and Financial Settlement of Securities

CFETS – China Foreign Exchange Trade System

CMT – Constant Maturity

LLC – Limited Liability Company

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

SBSN – Surat Berharga Syariah Negara

USD – United States Dollar

BRL - Brazilian Real

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EGP - Egyptian Pound

EUR - Euro

GHS - Ghanaian Cedi

HUF - Hungarian Forint

IDR - Indonesian Rupiah

KZT - Kazakhstan Tenge

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

THB - Thai Baht

TRY - Turkish Lira

UAH - Ukraine Hryvnia

UYU - Uruguayan Peso

UZS - Uzbekistan Som

ZAR - South African Rand

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Barclays	Korean Won	478,525	United States Dollar	416	10/14/21	$ 12

Barclays	South African Rand	5,664	United States Dollar	371	1/12/22	1

Barclays	United States Dollar	79	Indonesian Rupiah	1,148,004	10/29/21	1

Barclays	United States Dollar	304	Russian Ruble	23,039	10/29/21	11

Barclays	United States Dollar	542	Russian Ruble	40,654	1/31/22	4

BNP	Brazilian Real	988	United States Dollar	185	10/4/21	4

BNP	United States Dollar	2,121	Chinese Offshore Yuan	13,806	11/10/21	13

BNP	United States Dollar	226	Colombian Peso	891,095	10/29/21	8

BNP	United States Dollar	775	Russian Ruble	58,227	10/29/21	21

BNP	United States Dollar	40	South African Rand	603	10/29/21	—	*

Citibank	Brazilian Real	931	United States Dollar	176	10/4/21	5

Citibank	Chilean Peso	125,659	United States Dollar	165	10/29/21	10

Citibank	Peruvian Nuevo Sol	116	United States Dollar	29	10/29/21	1

JPMorgan Chase	Brazilian Real	5,544	United States Dollar	1,023	10/4/21	6

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    243    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

JPMorgan Chase	Brazilian Real	3,782	United States Dollar	705	11/3/21	$14

JPMorgan Chase	Euro	561	United States Dollar	663	10/13/21	13

JPMorgan Chase	Indonesian Rupiah	306,720	United States Dollar	21	1/12/22	— *

JPMorgan Chase	South African Rand	6,041	United States Dollar	415	10/29/21	15

JPMorgan Chase	United States Dollar	70	Colombian Peso	267,890	10/29/21	— *

Merrill Lynch	United States Dollar	738	Russian Ruble	54,459	11/30/21	3

Morgan Stanley	Mexican Peso	9,902	United States Dollar	490	10/29/21	12

Morgan Stanley	Polish Zloty	394	United States Dollar	100	1/31/22	1

Morgan Stanley	United States Dollar	28	Chinese Offshore Yuan	182	11/10/21	— *

Morgan Stanley	United States Dollar	267	Indonesian Rupiah	3,876,090	10/29/21	3

Santander	Mexican Peso	16,986	United States Dollar	845	10/29/21	26

Standard Chartered Bank	Brazilian Real	1,652	United States Dollar	314	10/4/21	11

Standard Chartered Bank	United States Dollar	30	Indonesian Rupiah	433,950	10/29/21	— *

Subtotal Appreciation						195

Barclays	Chinese Offshore Yuan	2,818	United States Dollar	431	11/10/21	(5)

Barclays	United States Dollar	402	Czech Koruna	8,749	11/30/21	(3)

Barclays	United States Dollar	598	Mexican Peso	12,218	10/29/21	(9)

Barclays	United States Dollar	346	Thai Baht	11,413	10/29/21	(9)

Barclays	United States Dollar	64	Turkish Lira	555	10/28/21	(3)

BNP	Chinese Offshore Yuan	4,640	United States Dollar	709	11/10/21	(8)

BNP	United States Dollar	182	Brazilian Real	988	10/4/21	— *

BNP	United States Dollar	132	Brazilian Real	723	11/3/21	— *

BNP	United States Dollar	392	Czech Koruna	8,560	10/29/21	(1)

BNP	United States Dollar	143	Czech Koruna	3,084	11/30/21	(3)

BNP	United States Dollar	593	Hungarian Forint	176,568	10/29/21	(24)

BNP	United States Dollar	479	Hungarian Forint	142,159	1/31/22	(23)

BNP	United States Dollar	127	Korean Won	149,895	10/14/21	— *

BNP	United States Dollar	171	Mexican Peso	3,424	10/29/21	(6)

BNP	United States Dollar	587	Polish Zloty	2,316	1/31/22	(5)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	United States Dollar	113	Romanian Leu	477	10/29/21	$(2)

BNP	United States Dollar	88	South African Rand	1,260	10/29/21	(4)

Citibank	Colombian Peso	1,306,017	United States Dollar	338	10/29/21	(4)

Citibank	Russian Ruble	13,172	United States Dollar	180	10/29/21	— *

Citibank	United States Dollar	171	Brazilian Real	931	10/4/21	— *

Citibank	United States Dollar	401	Czech Koruna	8,712	1/31/22	(5)

JPMorgan Chase	Indonesian Rupiah	306,720	United States Dollar	21	10/12/21	— *

JPMorgan Chase	United States Dollar	1,036	Brazilian Real	5,544	10/4/21	(19)

JPMorgan Chase	United States Dollar	394	Czech Koruna	8,560	10/29/21	(3)

JPMorgan Chase	United States Dollar	21	Indonesian Rupiah	306,720	10/12/21	— *

JPMorgan Chase	United States Dollar	293	Korean Won	330,417	10/14/21	(14)

JPMorgan Chase	United States Dollar	219	Mexican Peso	4,393	10/29/21	(7)

JPMorgan Chase	United States Dollar	186	Polish Zloty	722	10/29/21	(5)

JPMorgan Chase	United States Dollar	589	Polish Zloty	2,316	1/31/22	(8)

JPMorgan Chase	United States Dollar	14	Romanian Leu	57	10/29/21	— *

Merrill Lynch	United States Dollar	198	Mexican Peso	3,992	10/29/21	(5)

Merrill Lynch	United States Dollar	93	Peruvian Nuevo Sol	369	10/29/21	(3)

Merrill Lynch	United States Dollar	220	Romanian Leu	927	11/29/21	(4)

Merrill Lynch	United States Dollar	62	Turkish Lira	555	11/30/21	(1)

Morgan Stanley	Chinese Offshore Yuan	549	United States Dollar	84	11/10/21	(1)

Morgan Stanley	United States Dollar	355	Chilean Peso	279,563	10/29/21	(11)

Morgan Stanley	United States Dollar	560	Polish Zloty	2,187	10/29/21	(10)

Morgan Stanley	United States Dollar	303	Russian Ruble	22,131	10/29/21	(1)

Morgan Stanley	United States Dollar	483	Thai Baht	16,098	11/30/21	(7)

Morgan Stanley	United States Dollar	70	Thai Baht	2,323	1/31/22	(1)

Morgan Stanley	United States Dollar	48	Turkish Lira	419	10/28/21	(1)

Santander	Colombian Peso	787,713	United States Dollar	205	10/29/21	(1)

Santander	United States Dollar	244	Mexican Peso	4,875	10/29/21	(9)

Santander	United States Dollar	235	Peruvian Nuevo Sol	960	10/29/21	(3)

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    244    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Standard Chartered Bank	Indonesian Rupiah	2,880,283	United States Dollar	197	10/29/21	$(3)

Standard Chartered Bank	United States Dollar	304	Brazilian Real	1,652	10/4/21	(1)

Standard Chartered Bank	United States Dollar	114	Malaysian Ringgit	478	10/29/21	— *

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Standard Chartered Bank	United States Dollar	58	Philippine Peso	2,909	10/29/21	$ (1)

Subtotal Depreciation						(233)

Total						$ (38)

*  Amount rounds to less than one thousand.

As of September 30, 2021, the Fund had the following bilateral interest rate swap agreements outstanding:

COUNTERPARTY	PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX		NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
BNP	Kuala Lumpur Interbank Offered Rate 3 Month(1)	3.94	%(1)	2,500,000	MYR	4/20/22	$9	$—	$9
Total									$9

(1)  Payment frequency is quarterly.

As of September 30, 2021, the Fund had the following centrally cleared interest rate swap agreements outstanding:

PAY RATE INDEX/ PAY RATE	RECEIVE RATE/ RECEIVE RATE INDEX	NOTIONAL AMOUNT	NOTIONAL CURRENCY	EXPIRATION DATE	VALUE (000S)	PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
CFETS China Fixing Repo
Rates 7 Day(2)	2.65%(2)	4,500,000	CNY	12/16/25	$5	$—	$5

CFETS China Fixing Repo
Rates 7 Day(2)	2.66%(2)	1,260,000	CNY	12/17/25	2	—	2

Subtotal Appreciation							7

Brazil CETIP InterBank
Deposit Rate(3)	6.68%(3)	7,216,791	BRL	1/2/25	(100)	—	(100)

Brazil CETIP InterBank
Deposit Rate(3)	5.92%(3)	3,020,269	BRL	1/2/25	(46)	—	(46)

Subtotal Depreciation							(146)

Total							$(139)
(1)

Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

(2)	Payment frequency is quarterly.

(3)	Payment Frequency is at maturity.

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS
United States Dollar	55.1%

All other currencies less than 5%	43.0

Total Investments	98.1

Other Assets less Liabilities	1.9

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    245    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Convertible Bonds	$ —	$ 66	$ —	$ 66

Corporate Bonds	—	1,360	1,164	2,524

Foreign Issuer Bonds:

United Kingdom	—	1,013	444	1,457

All Other Countries(1)	—	129,381	—	129,381

Total Foreign Issuer Bonds	—	130,394	444	130,838

Investment Companies	7,630	—	—	7,630

Total Investments	$7,630	$131,820	$1,608	$141,058

OTHER FINANCIAL INSTRUMENTS
Assets

Forward Foreign Currency Exchange Contracts	$ —	$ 195	$ —	$ 195

Bilateral Interest Rate Swap Agreements	—	9	—	9

Centrally Cleared Interest Rate Swap Agreements	—	7	—	7

Liabilities

Forward Foreign Currency Exchange Contracts	—	(233)	—	(233)

Centrally Cleared Interest Rate Swap Agreements	—	(146)	—	(146)

Total Other Financial Instruments	$ —	$ (168)	$ —	$ (168)

(1)	Classifications as defined in the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/21 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/21 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/21 (000S)

Corporate Bonds	$789	$(1)	$–	$13	$–	$–	$363	$–	$1,164	$28

Foreign Issuer Bonds

Russia	218	–	–	–	–	–	–	(218)	–	–

United Kingdom	457	–	–	(13)	–	–	–	–	444	(13)

Total	$1,464	$(1)	$–	$–	$–	$–	$363	$(218)	$1,608	$15

The Fund valued the securities included in the Balance as of 9/30/21 above using prices provided by a third party provider.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    246    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CONVERTIBLE BONDS – 0.1%

Cable & Satellite – 0.1%

DISH Network Corp.,

3.38%, 8/15/26	$191	$199

Exploration & Production – 0.0%

Gulfport Energy Corp.,

10.00%, 8/2/21(1) (2) (3) (4) (5)	—	20

Wireless Telecommunications Services – 0.0%

Digicel Group Holdings Ltd.,

7.00%, 10/21/21(1) (4) (6)	8	6

Total Convertible Bonds

(Cost $173)		225

CORPORATE BONDS – 74.5%

Advertising & Marketing – 0.1%

Outfront Media Capital LLC/Outfront Media Capital Corp.,

5.00%, 8/15/27 (1)	75	77

4.25%, 1/15/29 (1)	25	25

		102

Aerospace & Defense – 1.3%

Howmet Aerospace, Inc.,

5.13%, 10/1/24	50	55

5.90%, 2/1/27	25	29

5.95%, 2/1/37	100	125

Spirit AeroSystems, Inc.,

5.50%, 1/15/25 (1)	25	26

7.50%, 4/15/25 (1)	170	180

4.60%, 6/15/28	25	25

TransDigm, Inc.,

6.25%, 3/15/26 (1)	250	261

6.38%, 6/15/26	295	304

7.50%, 3/15/27	280	293

5.50%, 11/15/27	555	570

4.63%, 1/15/29	25	25

4.88%, 5/1/29	390	391

Triumph Group, Inc.,

8.88%, 6/1/24 (1)	21	23

7.75%, 8/15/25	25	25

		2,332

Airlines – 0.4%

American Airlines Group, Inc.,

3.75%, 3/1/25 (1)	135	121

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Airlines – 0.4% continued

American Airlines, Inc.,

11.75%, 7/15/25 (1)	$75	$93

Delta Air Lines, Inc.,

3.80%, 4/19/23	50	52

7.38%, 1/15/26	25	29

United Airlines Holdings, Inc.,

4.25%, 10/1/22	50	51

United Airlines Pass Through Trust, Series 2020-1, Class A,

5.88%, 10/15/27	23	26

United Airlines Pass Through Trust, Series 2020-1, Class B,

4.88%, 1/15/26	150	158

United Airlines, Inc.,

4.38%, 4/15/26 (1)	25	26

4.63%, 4/15/29 (1)	50	52

		608

Apparel & Textile Products – 0.1%

Crocs, Inc.,

4.25%, 3/15/29 (1)	80	82

4.13%, 8/15/31 (1)	115	116

		198

Auto Parts Manufacturing – 1.6%

Adient U.S. LLC,

9.00%, 4/15/25 (1)	75	81

Cooper-Standard Automotive, Inc.,

13.00%, 6/1/24 (1)	25	27

5.63%, 11/15/26 (1)	50	41

Dana, Inc.,

4.25%, 9/1/30	25	26

Dealer Tire LLC/DT Issuer LLC,

8.00%, 2/1/28 (1)	170	178

Dornoch Debt Merger Sub, Inc.,

10/15/29 (1) (7)	580	580

Goodyear Tire & Rubber (The) Co.,

9.50%, 5/31/25	150	165

5.00%, 5/31/26	85	87

5.00%, 7/15/29 (1)	130	138

5.25%, 4/30/31	165	177

5.25%, 7/15/31 (1)	50	53

Real Hero Merger Sub 2, Inc.,

6.25%, 2/1/29 (1)	410	425

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    247    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Auto Parts Manufacturing – 1.6% continued

Tenneco, Inc.,

5.00%, 7/15/26	$75	$74

7.88%, 1/15/29 (1)	75	84

5.13%, 4/15/29 (1)	50	51

Wheel Pros, Inc.,

6.50%, 5/15/29 (1)	535	518

		2,705

Automobiles Manufacturing – 2.5%

Ford Motor Co.,

8.50%, 4/21/23	200	220

9.00%, 4/22/25	265	319

9.63%, 4/22/30	1,105	1,564

7.45%, 7/16/31	420	548

4.75%, 1/15/43	240	252

5.29%, 12/8/46	180	200

Ford Motor Credit Co. LLC,

5.13%, 6/16/25	200	217

4.13%, 8/4/25	200	212

5.11%, 5/3/29	605	676

4.00%, 11/13/30	200	208

		4,416

Biotechnology – 0.0%

HCRX Investments Holdco L.P.,

4.50%, 8/1/29(1)	25	25

Cable & Satellite – 3.5%

Cable One, Inc.,

4.00%, 11/15/30 (1)	25	25

CCO Holdings LLC/CCO Holdings Capital Corp.,

5.00%, 2/1/28 (1)	320	334

4.75%, 3/1/30 (1)	125	131

4.50%, 8/15/30 (1)	320	330

4.25%, 2/1/31 (1)	215	219

4.50%, 5/1/32	310	319

4.50%, 6/1/33 (1)	100	102

4.25%, 1/15/34 (1)	150	149

CSC Holdings LLC,

7.50%, 4/1/28 (1)	665	719

5.75%, 1/15/30 (1)	1,155	1,174

4.63%, 12/1/30 (1)	200	190

4.50%, 11/15/31 (1)	200	197

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Cable & Satellite – 3.5% continued

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,

5.88%, 8/15/27 (1)	$125	$130

DISH DBS Corp.,

5.88%, 11/15/24	25	27

7.38%, 7/1/28	180	191

5.13%, 6/1/29	215	211

GCI LLC,

4.75%, 10/15/28 (1)	25	26

Midcontinent Communications/Midcontinent Finance Corp.,

5.38%, 8/15/27 (1)	50	52

Radiate Holdco LLC/Radiate Finance, Inc.,

4.50%, 9/15/26 (1)	25	26

6.50%, 9/15/28 (1)	310	316

Sirius XM Radio, Inc.,

3.13%, 9/1/26 (1)	75	76

5.00%, 8/1/27 (1)	165	172

5.50%, 7/1/29 (1)	338	365

4.13%, 7/1/30 (1)	372	374

3.88%, 9/1/31 (1)	255	249

		6,104

Casinos & Gaming – 2.0%

Affinity Gaming,

6.88%, 12/15/27 (1)	50	53

Boyd Gaming Corp.,

8.63%, 6/1/25 (1)	25	27

4.75%, 6/15/31 (1)	290	299

Caesars Entertainment, Inc.,

6.25%, 7/1/25 (1)	100	105

8.13%, 7/1/27 (1)	265	298

4.63%, 10/15/29 (1)	215	218

Caesars Resort Collection LLC/CRC Finco, Inc.,

5.75%, 7/1/25 (1)	90	95

5.25%, 10/15/25 (1)	114	116

Churchill Downs, Inc.,

5.50%, 4/1/27 (1)	50	52

4.75%, 1/15/28 (1)	25	26

Downstream Development Authority of the Quapaw Tribe of Oklahoma,

10.50%, 2/15/23 (1)	100	104

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    248    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Casinos & Gaming – 2.0% continued

Everi Holdings, Inc.,

5.00%, 7/15/29 (1)	$25	$26

Full House Resorts, Inc.,

8.25%, 2/15/28 (1)	50	54

Golden Entertainment, Inc.,

7.63%, 4/15/26 (1)	125	132

Inn of the Mountain Gods Resort & Casino,

9.25%, 11/30/23 (4)	59	57

Jacobs Entertainment, Inc.,

7.88%, 2/1/24 (1)	75	77

MGM Resorts International,

6.00%, 3/15/23	125	132

5.50%, 4/15/27	108	117

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,

4.88%, 5/1/29 (1)	180	183

Mohegan Gaming & Entertainment,

7.88%, 10/15/24 (1)	75	79

8.00%, 2/1/26 (1)	75	78

Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc.,

8.50%, 11/15/27 (1)	25	27

Penn National Gaming, Inc.,

4.13%, 7/1/29 (1)	25	25

Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,

5.63%, 9/1/29 (1)	50	51

5.88%, 9/1/31 (1)	50	51

Raptor Acquisition Corp./Raptor Co-Issuer LLC,

4.88%, 11/1/26 (1)	105	107

Scientific Games International, Inc.,

8.63%, 7/1/25 (1)	25	27

8.25%, 3/15/26 (1)	60	64

7.00%, 5/15/28 (1)	125	135

7.25%, 11/15/29 (1)	25	28

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,

5.50%, 3/1/25 (1)	616	628

5.25%, 5/15/27 (1)	50	50

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Casinos & Gaming – 2.0% continued

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,

5.13%, 10/1/29 (1)	$25	$25

		3,546

Chemicals – 1.5%

Avient Corp.,

5.75%, 5/15/25 (1)	50	53

Chemours (The) Co.,

4.63%, 11/15/29 (1)	25	24

Cornerstone Chemical Co.,

6.75%, 8/15/24 (1)	50	43

CVR Partners L.P./CVR Nitrogen Finance Corp.,

6.13%, 6/15/28 (1)	25	26

HB Fuller Co.,

4.25%, 10/15/28	130	132

Hexion, Inc.,

7.88%, 7/15/27 (1)	170	181

Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,

9.00%, 7/1/28 (1)	25	28

Innophos Holdings, Inc.,

9.38%, 2/15/28 (1)	50	54

Iris Holdings, Inc.,

8.75%, 2/15/26 (1) (4)	25	25

LSB Industries, Inc.,

10/15/28 (1) (7)	25	25

LSF11 A5 HoldCo LLC,

10/15/29 (1) (7)	25	25

Minerals Technologies, Inc.,

5.00%, 7/1/28 (1)	25	26

Olin Corp.,

9.50%, 6/1/25 (1)	50	62

5.63%, 8/1/29	100	110

Olympus Water U.S. Holding Corp.,

10/1/28 (1) (7)	200	197

Polar U.S. Borrower LLC/Schenectady International Group, Inc.,

6.75%, 5/15/26 (1)	25	25

SCIH Salt Holdings, Inc.,

4.88%, 5/1/28 (1)	220	221

6.63%, 5/1/29 (1)	295	283

TPC Group, Inc.,

10.50%, 8/1/24 (1)	50	46

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    249    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Chemicals – 1.5% continued

Tronox, Inc.,

6.50%, 5/1/25 (1)	$50	$53

4.63%, 3/15/29 (1)	205	204

Unifrax Escrow Issuer Corp.,

7.50%, 9/30/29 (1)	25	26

Univar Solutions U.S.A., Inc.,

5.13%, 12/1/27 (1)	295	310

WR Grace Holdings LLC,

4.88%, 6/15/27 (1)	50	51

5.63%, 8/15/29 (1)	355	366

		2,596

Coal Operations – 0.0%

Murray Energy Corp.,

12.00%, 4/15/24(1) (2) (8) (9)	486	—

Commercial Finance – 0.2%

AerCap Global Aviation Trust,

(Variable, ICE LIBOR USD 3M + 4.30%), 6.50%, 6/15/45 (1) (10)	169	183

Fortress Transportation and Infrastructure Investors LLC,

6.50%, 10/1/25 (1)	50	52

9.75%, 8/1/27 (1)	50	57

5.50%, 5/1/28 (1)	50	50

Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc.,

6.38%, 12/15/22 (1)	50	50

		392

Communications Equipment – 1.4%

CommScope Technologies LLC,

6.00%, 6/15/25 (1)	242	245

5.00%, 3/15/27 (1)	410	390

CommScope, Inc.,

8.25%, 3/1/27 (1)	365	382

7.13%, 7/1/28 (1)	235	240

4.75%, 9/1/29 (1)	100	100

Viasat, Inc.,

5.63%, 9/15/25 (1)	420	425

6.50%, 7/15/28 (1)	600	632

Viavi Solutions, Inc.,

3.75%, 10/1/29 (1)	25	25

		2,439

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Construction Materials Manufacturing – 0.2%

Advanced Drainage Systems, Inc.,

5.00%, 9/30/27 (1)	$25	$26

New Enterprise Stone & Lime Co., Inc.,

6.25%, 3/15/26 (1)	25	26

7/15/28 (1) (7)	160	162

7/15/28 (1) (7)	75	82

SRM Escrow Issuer LLC,

6.00%, 11/1/28 (1)	75	79

Summit Materials LLC/Summit Materials Finance Corp.,

5.25%, 1/15/29 (1)	50	52

		427

Consumer Finance – 1.5%

Ally Financial, Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (6) (10)	50	52

Blackstone Mortgage Trust, Inc.,

1/15/27 (1) (7)	50	50

Curo Group Holdings Corp.,

7.50%, 8/1/28 (1)	25	25

Enact Holdings, Inc.,

6.50%, 8/15/25 (1)	50	55

FirstCash, Inc.,

4.63%, 9/1/28 (1)	50	52

Freedom Mortgage Corp.,

7.63%, 5/1/26 (1)	50	51

6.63%, 1/15/27 (1)	50	49

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,

4.25%, 2/1/27 (1)	50	49

4.75%, 6/15/29 (1)	25	25

LFS Topco LLC,

5.88%, 10/15/26 (1)	130	134

MGIC Investment Corp.,

5.25%, 8/15/28	125	133

MoneyGram International, Inc.,

5.38%, 8/1/26 (1)	90	91

Nationstar Mortgage Holdings, Inc.,

6.00%, 1/15/27 (1)	25	26

5.50%, 8/15/28 (1)	75	77

5.13%, 12/15/30 (1)	25	25

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    250    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Consumer Finance – 1.5% continued

Navient Corp.,

6.13%, 3/25/24	$75	$80

6.75%, 6/25/25	150	164

6.75%, 6/15/26	50	55

5.00%, 3/15/27	25	26

5.63%, 8/1/33	25	24

OneMain Finance Corp.,

7.13%, 3/15/26	235	272

3.50%, 1/15/27	215	215

6.63%, 1/15/28	75	86

5.38%, 11/15/29	120	130

PennyMac Financial Services, Inc.,

4.25%, 2/15/29 (1)	50	48

5.75%, 9/15/31 (1)	25	25

Provident Funding Associates L.P./PFG Finance Corp.,

6.38%, 6/15/25 (1)	50	51

Square, Inc.,

3.50%, 6/1/31 (1)	150	154

Starwood Property Trust, Inc.,

3.63%, 7/15/26 (1)	140	141

United Wholesale Mortgage LLC,

5.50%, 4/15/29 (1)	50	49

World Acceptance Corp.,

7.00%, 11/1/26 (1)	165	163

		2,577

Consumer Products – 0.4%

Central Garden & Pet Co.,

4.13%, 10/15/30	25	26

4.13%, 4/30/31 (1)	25	25

Edgewell Personal Care Co.,

5.50%, 6/1/28 (1)	75	79

4.13%, 4/1/29 (1)	50	50

Energizer Holdings, Inc.,

4.75%, 6/15/28 (1)	90	92

4.38%, 3/31/29 (1)	90	89

Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.,

5.00%, 12/31/26 (1)	25	25

7.00%, 12/31/27 (1)	25	24

Spectrum Brands, Inc.,

5.75%, 7/15/25	2	2

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Consumer Products – 0.4% continued

5.50%, 7/15/30 (1)	$210	$233

3.88%, 3/15/31 (1)	25	25

		670

Consumer Services – 2.0%

ADT Security (The) Corp.,

4.13%, 8/1/29 (1)	250	248

4.88%, 7/15/32 (1)	25	25

Allied Universal Holdco LLC/Allied Universal Finance Corp.,

6.63%, 7/15/26 (1)	125	132

9.75%, 7/15/27 (1)	50	54

6.00%, 6/1/29 (1)	200	197

AMN Healthcare, Inc.,

4.00%, 4/15/29 (1)	50	52

APX Group, Inc.,

6.75%, 2/15/27 (1)	240	255

5.75%, 7/15/29 (1)	255	252

Aramark Services, Inc.,

6.38%, 5/1/25 (1)	50	53

5.00%, 2/1/28 (1)	370	380

ASGN, Inc.,

4.63%, 5/15/28 (1)	300	310

Carriage Services, Inc.,

4.25%, 5/15/29 (1)	535	536

Korn Ferry,

4.63%, 12/15/27 (1)	245	254

Prime Security Services Borrower LLC/Prime Finance, Inc.,

5.25%, 4/15/24 (1)	25	27

5.75%, 4/15/26 (1)	155	168

6.25%, 1/15/28 (1)	375	388

Rent-A-Center, Inc.,

6.38%, 2/15/29	25	27

Service Corp. International,

4.00%, 5/15/31	50	52

TKC Holdings, Inc.,

10.50%, 5/15/29 (1)	25	27

WASH Multifamily Acquisition, Inc.,

5.75%, 4/15/26 (1)	25	26

		3,463

Containers & Packaging – 2.1%

Graham Packaging Co., Inc.,

7.13%, 8/15/28 (1)	190	202

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    251    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Containers & Packaging – 2.1% continued

Greif, Inc.,

6.50%, 3/1/27 (1)	$50	$52

Mauser Packaging Solutions Holding Co.,

7.25%, 4/15/25 (1)	175	174

Owens-Brockway Glass Container, Inc.,

6.63%, 5/13/27 (1)	25	27

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,

4.38%, 10/15/28 (1)	195	196

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LLC,

4.00%, 10/15/27 (1)	175	173

Plastipak Holdings, Inc.,

6.25%, 10/15/25 (1)	1,100	1,120

Sealed Air Corp.,

4.00%, 12/1/27 (1)	25	26

Trident TPI Holdings, Inc.,

9.25%, 8/1/24 (1)	725	762

6.63%, 11/1/25 (1)	865	879

TriMas Corp.,

4.13%, 4/15/29 (1)	50	51

		3,662

Department Stores – 0.1%

Macy’s Retail Holdings LLC,

5.88%, 4/1/29 (1)	50	54

4.50%, 12/15/34	50	49

5.13%, 1/15/42	50	48

		151

Design, Manufacturing & Distribution – 0.5%

Brightstar Escrow Corp.,

9.75%, 10/15/25 (1)	25	27

Imola Merger Corp.,

4.75%, 5/15/29 (1)	735	760

		787

Distributors - Consumer Discretionary – 0.2%

IAA, Inc.,

5.50%, 6/15/27 (1)	50	52

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Distributors - Consumer Discretionary – 0.2% continued

KAR Auction Services, Inc.,

5.13%, 6/1/25 (1)	$290	$294

		346

Diversified Banks – 0.2%

Bank of America Corp.,

(Variable, ICE LIBOR USD 3M + 2.93%), 5.88%, 3/15/28 (6) (10)	50	57

Citigroup, Inc.,

(Variable, ICE LIBOR USD 3M + 4.07%), 5.95%, 1/30/23 (6) (10)	50	52

(Variable, U.S. SOFR + 3.23%), 4.70%, 1/30/25 (6) (10)	75	77

JPMorgan Chase & Co.,

(Variable, ICE LIBOR USD 3M + 3.30%), 6.00%, 8/1/23 (6) (10)	125	132

(Variable, U.S. SOFR + 3.13%), 4.60%, 2/1/25 (6) (10)	25	25

		343

Educational Services – 0.1%

Adtalem Global Education, Inc.,

5.50%, 3/1/28 (1)	100	101

Graham Holdings Co.,

5.75%, 6/1/26 (1)	25	26

		127

Electrical Equipment Manufacturing – 0.2%

BWX Technologies, Inc.,

4.13%, 4/15/29 (1)	25	26

TK Elevator U.S. Newco, Inc.,

5.25%, 7/15/27 (1)	280	293

WESCO Distribution, Inc.,

7.13%, 6/15/25 (1)	50	53

7.25%, 6/15/28 (1)	25	28

		400

Entertainment Content – 0.9%

Allen Media LLC/Allen Media Co-Issuer, Inc.,

10.50%, 2/15/28 (1)	25	26

AMC Networks, Inc.,

4.25%, 2/15/29	215	214

Diamond Sports Group LLC/Diamond Sports Finance Co.,

5.38%, 8/15/26 (1)	100	66

6.63%, 8/15/27 (1)	75	33

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    252    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Entertainment Content – 0.9% continued

Lions Gate Capital Holdings LLC,

5.50%, 4/15/29 (1)	$955	$987

Univision Communications, Inc.,

5.13%, 2/15/25 (1)	50	51

9.50%, 5/1/25 (1)	50	54

6.63%, 6/1/27 (1)	25	27

4.50%, 5/1/29	75	76

		1,534

Entertainment Resources – 2.5%

AMC Entertainment Holdings, Inc.,

10.50%, 4/24/26 (1)	15	16

12.00%, 6/15/26 (1) (4)	142	137

Boyne U.S.A., Inc.,

4.75%, 5/15/29 (1)	25	26

Carlson Travel, Inc.,

6.75%, 12/15/25 (2) (11)	340	303

11.50%, 12/15/26 (2) (11)	386	127

Cedar Fair L.P.,

5.25%, 7/15/29	140	144

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp.,

5.38%, 6/1/24	25	25

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,

5.50%, 5/1/25 (1)	65	68

5.38%, 4/15/27	125	128

6.50%, 10/1/28	195	209

Cinemark U.S.A., Inc.,

5.88%, 3/15/26 (1)	225	227

5.25%, 7/15/28 (1)	230	227

Life Time, Inc.,

5.75%, 1/15/26 (1)	275	285

8.00%, 4/15/26 (1)	335	355

Live Nation Entertainment, Inc.,

5.63%, 3/15/26 (1)	50	52

6.50%, 5/15/27 (1)	135	148

4.75%, 10/15/27 (1)	245	249

3.75%, 1/15/28 (1)	25	25

SeaWorld Parks & Entertainment, Inc.,

5.25%, 8/15/29 (1)	425	435

Six Flags Theme Parks, Inc.,

7.00%, 7/1/25 (1)	95	101

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Entertainment Resources – 2.5% continued

Sterling Entertainment Group LLC,

10.25%, 1/15/25 (3)	$1,110	$1,096

		4,383

Exploration & Production – 4.4%

Aethon United BR L.P./Aethon United Finance Corp.,

8.25%, 2/15/26 (1)	50	54

Antero Resources Corp.,

7.63%, 2/1/29 (1)	25	28

5.38%, 3/1/30 (1)	150	158

Apache Corp.,

4.25%, 1/15/30	50	54

5.10%, 9/1/40	150	168

4.25%, 1/15/44	25	25

5.35%, 7/1/49	25	28

Ascent Resources Utica Holdings LLC/ARU Finance Corp.,

7.00%, 11/1/26 (1)	125	129

9.00%, 11/1/27 (1)	133	182

8.25%, 12/31/28 (1)	55	60

5.88%, 6/30/29 (1)	160	163

Callon Petroleum Co.,

6.13%, 10/1/24	125	123

8.25%, 7/15/25	25	24

8.00%, 8/1/28 (1)	50	49

Centennial Resource Production LLC,

5.38%, 1/15/26 (1)	50	49

Chaparral Energy, Inc.,

9.00%, 2/14/25 (1) (2) (3)	17	36

Chesapeake Energy Corp.,

5.88%, 2/1/29 (1)	25	27

CNX Resources Corp.,

7.25%, 3/14/27 (1)	100	106

6.00%, 1/15/29 (1)	50	53

Colgate Energy Partners III LLC,

5.88%, 7/1/29 (1)	135	136

Comstock Resources, Inc.,

7.50%, 5/15/25 (1)	18	19

6.75%, 3/1/29 (1)	211	228

5.88%, 1/15/30 (1)	315	328

Continental Resources, Inc.,

4.50%, 4/15/23	6	6

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    253    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Exploration & Production – 4.4% continued

CrownRock L.P./CrownRock Finance, Inc.,

5.63%, 10/15/25 (1)	$75	$77

5.00%, 5/1/29 (1)	25	26

Devon Energy Corp.,

5.88%, 6/15/28 (1)	15	17

Endeavor Energy Resources L.P./EER Finance, Inc.,

5.75%, 1/30/28 (1)	50	53

EQT Corp.,

6.63%, 2/1/25	25	29

3.13%, 5/15/26 (1)	25	26

3.90%, 10/1/27	75	81

5.00%, 1/15/29	25	28

7.50%, 2/1/30	25	32

Gulfport Energy Corp.,

8.00%, 5/17/26 (1)	44	48

Hilcorp Energy I L.P./Hilcorp Finance Co.,

6.25%, 11/1/28 (1)	95	98

5.75%, 2/1/29 (1)	132	136

6.00%, 2/1/31 (1)	140	144

Laredo Petroleum, Inc.,

9.50%, 1/15/25	100	104

7.75%, 7/31/29 (1)	75	75

Magnolia Oil & Gas

Operating LLC/Magnolia Oil & Gas Finance Corp.,

6.00%, 8/1/26 (1)	75	77

Matador Resources Co.,

5.88%, 9/15/26	125	129

Moss Creek Resources Holdings, Inc.,

7.50%, 1/15/26 (1)	50	46

10.50%, 5/15/27 (1)	25	25

Murphy Oil Corp.,

6.88%, 8/15/24	17	17

5.75%, 8/15/25	75	77

6.38%, 7/15/28	50	53

7.05%, 5/1/29	25	28

6.38%, 12/1/42	50	50

Northern Oil and Gas, Inc.,

8.13%, 3/1/28 (1)	75	80

Oasis Petroleum, Inc.,

6.38%, 6/1/26 (1)	25	26

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Exploration & Production – 4.4% continued

Occidental Petroleum Corp.,

8.00%, 7/15/25	$25	$30

5.88%, 9/1/25	50	56

5.50%, 12/1/25	25	28

5.55%, 3/15/26	150	166

3.40%, 4/15/26	25	26

3.20%, 8/15/26	25	26

8.50%, 7/15/27	50	63

6.38%, 9/1/28	50	58

8.88%, 7/15/30	450	611

6.13%, 1/1/31	125	150

7.50%, 5/1/31	155	202

6.45%, 9/15/36	560	705

6.20%, 3/15/40	100	118

6.60%, 3/15/46	325	408

4.40%, 8/15/49	25	25

Ovintiv, Inc.,

8.13%, 9/15/30	25	34

Penn Virginia Escrow LLC,

9.25%, 8/15/26 (1)	50	51

Range Resources Corp.,

9.25%, 2/1/26	50	55

8.25%, 1/15/29 (1)	50	56

Rockcliff Energy II LLC,

5.50%, 10/15/29(1)	125	127

SM Energy Co.,

5.00%, 1/15/24	25	25

5.63%, 6/1/25	85	85

6.63%, 1/15/27	50	51

6.50%, 7/15/28	25	26

Southwestern Energy Co.,

6.45%, 1/23/25	54	59

5.38%, 2/1/29 (1)	25	27

5.38%, 3/15/30	50	54

Talos Production, Inc.,

12.00%, 1/15/26	50	54

Tap Rock Resources LLC,

7.00%, 10/1/26 (1)	225	230

Vine Energy Holdings LLC,

6.75%, 4/15/29 (1)	235	254

		7,675

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    254    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Financial Services – 1.6%

AG Issuer LLC,

6.25%, 3/1/28 (1)	$75	$79

Compass Group Diversified Holdings LLC,

5.25%, 4/15/29 (1)	50	52

Goldman Sachs Group (The), Inc.,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 4.95%, 2/10/25 (6) (10)	50	53

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,

4.75%, 9/15/24	250	260

6.38%, 12/15/25	25	26

6.25%, 5/15/26	100	105

5.25%, 5/15/27	150	156

4.38%, 2/1/29	25	25

Jefferson Capital Holdings LLC,

6.00%, 8/15/26 (1)	50	51

LPL Holdings, Inc.,

4.00%, 3/15/29 (1)	165	169

NFP Corp.,

8/15/28 (1) (7)	475	483

6.88%, 8/15/28 (1)	1,335	1,363

		2,822

Food & Beverage – 1.1%

Darling Ingredients, Inc.,

5.25%, 4/15/27 (1)	50	52

Kraft Heinz Foods Co.,

5.00%, 7/15/35	50	61

6.88%, 1/26/39	50	74

7.13%, 8/1/39 (1)	25	38

5.00%, 6/4/42	25	31

5.20%, 7/15/45	50	63

Nathan’s Famous, Inc.,

6.63%, 11/1/25 (1)	50	51

Pilgrim’s Pride Corp.,

4.25%, 4/15/31 (1)	145	156

3.50%, 3/1/32 (1)	95	97

Post Holdings, Inc.,

5.75%, 3/1/27 (1)	75	78

5.63%, 1/15/28 (1)	130	136

4.63%, 4/15/30 (1)	200	201

4.50%, 9/15/31 (1)	230	227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Food & Beverage – 1.1% continued

Primo Water Holdings, Inc.,

4.38%, 4/30/29 (1)	$50	$50

Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,

4.63%, 3/1/29 (1)	575	579

Triton Water Holdings, Inc.,

6.25%, 4/1/29 (1)	50	51

		1,945

Forest & Paper Products Manufacturing – 0.1%

Mercer International, Inc.,

5.13%, 2/1/29	145	148

Hardware – 0.3%

Diebold Nixdorf, Inc.,

8.50%, 4/15/24	25	26

9.38%, 7/15/25 (1)	25	27

NCR Corp.,

5.75%, 9/1/27 (1)	75	79

5.00%, 10/1/28 (1)	50	51

5.13%, 4/15/29 (1)	100	103

6.13%, 9/1/29 (1)	50	54

TTM Technologies, Inc.,

4.00%, 3/1/29 (1)	50	50

Xerox Holdings Corp.,

5.00%, 8/15/25 (1)	50	53

5.50%, 8/15/28 (1)	50	52

		495

Health Care Facilities & Services – 5.0%

Acadia Healthcare Co., Inc.,

5.50%, 7/1/28 (1)	75	79

5.00%, 4/15/29 (1)	95	99

AdaptHealth LLC,

5.13%, 3/1/30 (1)	25	25

AHP Health Partners, Inc.,

5.75%, 7/15/29 (1)	25	25

Air Methods Corp.,

8.00%, 5/15/25 (1)	50	48

Cano Health LLC,

6.25%, 10/1/28 (1)	50	50

Charles River Laboratories International, Inc.,

4.00%, 3/15/31 (1)	25	26

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    255    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Health Care Facilities & Services – 5.0% continued

CHS/Community Health Systems, Inc.,

6.63%, 2/15/25 (1)	$165	$173

8.00%, 3/15/26 (1)	170	180

5.63%, 3/15/27 (1)	115	120

8.00%, 12/15/27 (1)	204	222

6.88%, 4/1/28 (1)	28	27

6.00%, 1/15/29 (1)	120	127

6.88%, 4/15/29 (1)	215	215

6.13%, 4/1/30 (1)	435	423

4.75%, 2/15/31 (1)	75	75

DaVita, Inc.,

4.63%, 6/1/30 (1)	515	530

3.75%, 2/15/31 (1)	50	49

Encompass Health Corp.,

4.75%, 2/1/30	75	79

Envision Healthcare Corp.,

8.75%, 10/15/26 (1)	1,325	1,076

HCA, Inc.,

5.38%, 9/1/26	25	29

Legacy LifePoint Health LLC,

6.75%, 4/15/25 (1)	80	84

LifePoint Health, Inc.,

5.38%, 1/15/29 (1)	25	24

ModivCare Escrow Issuer, Inc.,

5.00%, 10/1/29 (1)	25	26

Owens & Minor, Inc.,

4.50%, 3/31/29 (1)	50	50

Prime Healthcare Services, Inc.,

7.25%, 11/1/25 (1)	75	80

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,

9.75%, 12/1/26 (1)	25	26

RP Escrow Issuer LLC,

5.25%, 12/15/25 (1)	25	26

Select Medical Corp.,

6.25%, 8/15/26 (1)	75	79

Surgery Center Holdings, Inc.,

6.75%, 7/1/25 (1)	840	855

10.00%, 4/15/27 (1)	450	486

Team Health Holdings, Inc.,

6.38%, 2/1/25 (1)	795	768

Tenet Healthcare Corp.,

4.63%, 9/1/24 (1)	25	26

4.88%, 1/1/26 (1)	75	78

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Health Care Facilities & Services – 5.0% continued

6.25%, 2/1/27 (1)	$100	$104

5.13%, 11/1/27 (1)	1,120	1,168

6.13%, 10/1/28 (1)	755	793

4.25%, 6/1/29 (1)	50	51

6.88%, 11/15/31	25	29

U.S. Acute Care Solutions LLC,

6.38%, 3/1/26 (1)	75	79

Vizient, Inc.,

6.25%, 5/15/27 (1)	170	178

		8,687

Home & Office Products Manufacturing – 0.1%

Newell Brands, Inc.,

4.70%, 4/1/26	75	83

5.88%, 4/1/36	50	62

6.00%, 4/1/46	25	32

Scotts Miracle-Gro (The) Co.,

4.00%, 4/1/31 (1)	50	50

Tempur Sealy International, Inc.,

4.00%, 4/15/29 (1)	25	26

		253

Home Improvement – 0.5%

Cornerstone Building Brands, Inc.,

6.13%, 1/15/29 (1)	320	340

CP Atlas Buyer, Inc.,

7.00%, 12/1/28 (1)	50	50

Griffon Corp.,

5.75%, 3/1/28	100	105

JELD-WEN, Inc.,

6.25%, 5/15/25 (1)	50	53

Patrick Industries, Inc.,

7.50%, 10/15/27 (1)	50	54

4.75%, 5/1/29 (1)	25	26

PGT Innovations, Inc.,

4.38%, 10/1/29 (1)	50	50

Victors Merger Corp.,

6.38%, 5/15/29 (1)	25	24

Werner FinCo L.P./Werner FinCo, Inc.,

8.75%, 7/15/25 (1)	75	78

		780

Homebuilders – 0.7%

Adams Homes, Inc.,

7.50%, 2/15/25 (1)	50	52

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    256    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Homebuilders – 0.7% continued

Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,

6.63%, 1/15/28 (1)	$50	$53

4.63%, 8/1/29 (1)	25	25

4.63%, 4/1/30 (1)	25	25

Beazer Homes U.S.A., Inc.,

6.75%, 3/15/25	50	51

5.88%, 10/15/27	75	78

7.25%, 10/15/29	50	55

Century Communities, Inc.,

3.88%, 8/15/29 (1)	25	25

Forestar Group, Inc.,

3.85%, 5/15/26 (1)	25	25

5.00%, 3/1/28 (1)	25	26

KB Home,

7.63%, 5/15/23	25	27

6.88%, 6/15/27	25	30

4.00%, 6/15/31	25	26

LGI Homes, Inc.,

4.00%, 7/15/29 (1)	25	25

Meritage Homes Corp.,

6.00%, 6/1/25	75	85

Picasso Finance Sub, Inc.,

6.13%, 6/15/25 (1)	19	20

Shea Homes L.P./Shea Homes Funding Corp.,

4.75%, 2/15/28 (1)	175	180

4.75%, 4/1/29 (1)	25	26

STL Holding Co. LLC,

7.50%, 2/15/26 (1)	50	53

Taylor Morrison Communities, Inc.,

5.75%, 1/15/28 (1)	50	56

Tri Pointe Homes, Inc.,

5.25%, 6/1/27	50	54

5.70%, 6/15/28	25	27

Weekley Homes LLC/Weekley Finance Corp.,

4.88%, 9/15/28 (1)	50	52

Williams Scotsman International, Inc.,

4.63%, 8/15/28 (1)	50	52

		1,128

Industrial Other – 1.0%

Ahern Rentals, Inc.,

7.38%, 5/15/23 (1)	100	95

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Industrial Other – 1.0% continued

Alta Equipment Group, Inc.,

5.63%, 4/15/26 (1)	$25	$26

APi Group DE, Inc.,

4.13%, 7/15/29 (1)	50	49

Artera Services LLC,

9.03%, 12/4/25 (1)	25	27

BCPE Empire Holdings, Inc.,

7.63%, 5/1/27 (1)	405	403

Brand Industrial Services, Inc.,

8.50%, 7/15/25 (1)	75	75

H&E Equipment Services, Inc.,

3.88%, 12/15/28 (1)	25	25

IEA Energy Services LLC,

6.63%, 8/15/29 (1)	320	317

Installed Building Products, Inc.,

5.75%, 2/1/28 (1)	25	26

NESCO Holdings II, Inc.,

5.50%, 4/15/29 (1)	50	52

Resideo Funding, Inc.,

4.00%, 9/1/29 (1)	190	186

TopBuild Corp.,

2/15/32 (1) (7)	25	25

United Rentals North America, Inc.,

3.75%, 1/15/32	135	136

VM Consolidated, Inc.,

5.50%, 4/15/29 (1)	215	219

		1,661

Internet Media – 0.8%

Arches Buyer, Inc.,

4.25%, 6/1/28 (1)	25	26

Cars.com, Inc.,

6.38%, 11/1/28 (1)	185	195

Endure Digital, Inc.,

6.00%, 2/15/29 (1)	435	413

Go Daddy Operating Co. LLC/GD Finance Co., Inc.,

5.25%, 12/1/27 (1)	75	78

3.50%, 3/1/29 (1)	50	50

Match Group Holdings II LLC,

5.00%, 12/15/27 (1)	50	52

4.63%, 6/1/28 (1)	50	52

5.63%, 2/15/29 (1)	105	113

10/1/31 (1) (7)	95	94

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    257    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER YIELD OPPORTUNITY continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Internet Media – 0.8% continued

Millennium Escrow Corp.,

6.63%, 8/1/26 (1)	$25	$26

Netflix, Inc.,

5.50%, 2/15/22	25	26

6.38%, 5/15/29	50	63

5.38%, 11/15/29 (1)	25	30

Uber Technologies, Inc.,

7.50%, 5/15/25 (1)	50	53

8.00%, 11/1/26 (1)	25	27

7.50%, 9/15/27 (1)	25	27

6.25%, 1/15/28 (1)	50	54

4.50%, 8/15/29 (1)	50	50

		1,429

Iron & Steel – 1.5%

Specialty Steel Supply, Inc.,

11.00%, 11/15/26(2) (3) (11)	2,670	2,670

Leisure Products Manufacturing – 0.1%

MajorDrive Holdings IV LLC,

6.38%, 6/1/29 (1)	50	48

Mattel, Inc.,

3.38%, 4/1/26 (1)	25	26

Winnebago Industries, Inc.,

6.25%, 7/15/28 (1)	75	81

		155

Life Insurance – 0.1%

Genworth Holdings, Inc.,

4.90%, 8/15/23	125	128

Machinery Manufacturing – 0.8%

GrafTech Finance, Inc.,

4.63%, 12/15/28 (1)	25	26

Granite U.S. Holdings Corp.,

11.00%, 10/1/27 (1)	25	27

Hillenbrand, Inc.,

3.75%, 3/1/31	50	50

JPW Industries Holding Corp.,

9.00%, 10/1/24 (1)	860	900

Manitowoc (The) Co., Inc.,

9.00%, 4/1/26 (1)	50	53

Terex Corp.,

5.00%, 5/15/29 (1)	225	233

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Machinery Manufacturing – 0.8% continued

Titan International, Inc.,

7.00%, 4/30/28 (1)	$50	$53

		1,342

Managed Care – 0.1%

Centene Corp.,

4.25%, 12/15/27	75	78

2.45%, 7/15/28	25	25

3.00%, 10/15/30	100	103

Molina Healthcare, Inc.,

3.88%, 11/15/30 (1)	25	26

		232

Manufactured Goods – 0.9%

FXI Holdings, Inc.,

7.88%, 11/1/24 (1)	125	128

12.25%, 11/15/26 (1)	48	54

Material Sciences Corp.,

9.75%, 1/9/24 (3)	1,263	1,263

Park-Ohio Industries, Inc.,

6.63%, 4/15/27	50	50

Roller Bearing Co. of America, Inc.,

10/15/29 (1) (7)	90	92

		1,587

Medical Equipment & Devices Manufacturing – 0.4%

Avantor Funding, Inc.,

4.63%, 7/15/28 (1)	25	26

Mozart Debt Merger Sub, Inc.,

4/1/29 (1) (7)	155	155

10/1/29 (1) (7)	260	260

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics S.A.,

7.38%, 6/1/25 (1)	30	32

7.25%, 2/1/28 (1)	198	212

		685

Metals & Mining – 1.8%

Allegheny Technologies, Inc.,

5.88%, 12/1/27	50	53

4.88%, 10/1/29	210	211

5.13%, 10/1/31	75	76

Arconic Corp.,

6.00%, 5/15/25 (1)	25	26

Big River Steel LLC/BRS Finance Corp.,

6.63%, 1/31/29 (1)	352	381

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    258    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Metals & Mining – 1.8% continued

Carpenter Technology Corp.,

6.38%, 7/15/28	$75	$81

Century Aluminum Co.,

7.50%, 4/1/28 (1)	830	880

Cleveland-Cliffs, Inc.,

9.88%, 10/17/25 (1)	59	68

6.75%, 3/15/26 (1)	140	149

5.88%, 6/1/27	75	78

4.63%, 3/1/29 (1)	25	25

4.88%, 3/1/31 (1)	25	26

Coeur Mining, Inc.,

5.13%, 2/15/29 (1)	25	24

Compass Minerals International, Inc.,

6.75%, 12/1/27 (1)	25	26

Freeport-McMoRan, Inc.,

4.13%, 3/1/28	75	78

4.38%, 8/1/28	25	26

4.25%, 3/1/30	100	106

4.63%, 8/1/30	50	54

5.45%, 3/15/43	50	61

Joseph T Ryerson & Son, Inc.,

8.50%, 8/1/28 (1)	384	426

Novelis Corp.,

3.25%, 11/15/26 (1)	25	25

TMS International Corp.,

6.25%, 4/15/29 (1)	270	282

United States Steel Corp.,

6.88%, 3/1/29	50	53

		3,215

Oil & Gas Services & Equipment – 0.5%

Archrock Partners L.P./Archrock Partners Finance Corp.,

6.25%, 4/1/28 (1)	75	78

Basic Energy Services, Inc.,

10.75%, 10/15/23 (1) (8)	25	3

Bristow Group, Inc.,

6.88%, 3/1/28 (1)	75	78

ChampionX Corp.,

6.38%, 5/1/26	24	25

Exterran Energy Solutions L.P./EES Finance Corp.,

8.13%, 5/1/25	75	71

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Oil & Gas Services & Equipment – 0.5% continued

Global Marine, Inc.,

7.00%, 6/1/28	$25	$17

Nabors Industries, Inc.,

5.75%, 2/1/25	75	69

Nine Energy Service, Inc.,

8.75%, 11/1/23 (1)	25	12

Solaris Midstream Holdings LLC,

7.63%, 4/1/26 (1)	180	193

U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,

6.88%, 4/1/26	140	146

6.88%, 9/1/27	135	143

		835

Pharmaceuticals – 0.3%

Bausch Health Americas, Inc.,

8.50%, 1/31/27 (1)	125	133

Organon & Co./Organon Foreign Debt Co-Issuer B.V.,

5.13%, 4/30/31 (1)	200	210

P&L Development LLC/PLD Finance Corp.,

7.75%, 11/15/25 (1)	75	78

Par Pharmaceutical, Inc.,

7.50%, 4/1/27 (1)	111	113

Prestige Brands, Inc.,

5.13%, 1/15/28 (1)	25	26

3.75%, 4/1/31 (1)	25	24

		584

Pipeline – 5.7%

Antero Midstream Partners L.P./Antero Midstream Finance Corp.,

7.88%, 5/15/26 (1)	310	339

5.75%, 3/1/27 (1)	180	186

5.38%, 6/15/29 (1)	115	118

Blue Racer Midstream LLC/Blue Racer Finance Corp.,

7.63%, 12/15/25 (1)	100	108

Buckeye Partners L.P.,

4.50%, 3/1/28 (1)	95	96

5.85%, 11/15/43	155	155

Cheniere Energy Partners L.P.,

4.50%, 10/1/29	270	287

4.00%, 3/1/31 (1)	100	105

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    259    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Pipeline – 5.7% continued

3.25%, 1/31/32 (1)	$125	$125

Cheniere Energy, Inc.,

4.63%, 10/15/28	25	26

CQP Holdco L.P./BIP-V Chinook Holdco LLC,

5.50%, 6/15/31 (1)	890	947

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.,

6.00%, 2/1/29 (1)	75	78

DCP Midstream Operating L.P.,

5.13%, 5/15/29	125	141

(Variable, ICE LIBOR USD 3M + 3.85%), 5.85%, 5/21/43 (1) (10)	215	200

5.60%, 4/1/44	125	146

Delek Logistics Partners L.P./Delek Logistics Finance Corp.,

6.75%, 5/15/25	25	26

7.13%, 6/1/28 (1)	50	53

Energy Transfer L.P.,

(Variable, ICE LIBOR USD 3M + 4.03%), 6.25%, 2/15/23 (6) (10)	75	67

EnLink Midstream LLC,

5.63%, 1/15/28 (1)	25	27

5.38%, 6/1/29	75	79

EnLink Midstream Partners L.P.,

4.40%, 4/1/24	25	26

5.60%, 4/1/44	75	72

5.05%, 4/1/45	25	23

5.45%, 6/1/47	75	72

EQM Midstream Partners L.P.,

4.75%, 7/15/23	91	95

4.00%, 8/1/24	25	26

6.00%, 7/1/25 (1)	140	153

4.13%, 12/1/26	140	144

6.50%, 7/1/27 (1)	300	337

5.50%, 7/15/28	275	302

4.50%, 1/15/29 (1)	105	109

4.75%, 1/15/31 (1)	100	104

Genesis Energy L.P./Genesis Energy Finance Corp.,

6.50%, 10/1/25	125	124

6.25%, 5/15/26	70	69

8.00%, 1/15/27	75	76

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Pipeline – 5.7% continued

7.75%, 2/1/28	$50	$50

Global Partners L.P./GLP Finance Corp.,

7.00%, 8/1/27	95	99

6.88%, 1/15/29	70	73

Harvest Midstream I L.P.,

7.50%, 9/1/28 (1)	750	799

Hess Midstream Operations L.P.,

5.63%, 2/15/26 (1)	75	78

5.13%, 6/15/28 (1)	75	78

Holly Energy Partners L.P./Holly Energy Finance Corp.,

5.00%, 2/1/28 (1)	25	25

ITT Holdings LLC,

6.50%, 8/1/29 (1)	220	222

New Fortress Energy, Inc.,

6.75%, 9/15/25 (1)	275	265

6.50%, 9/30/26 (1)	535	512

NGL Energy Operating LLC/NGL Energy Finance Corp.,

7.50%, 2/1/26 (1)	100	102

NuStar Logistics L.P.,

6.00%, 6/1/26	25	27

PBF Logistics L.P./PBF Logistics Finance Corp.,

6.88%, 5/15/23	100	97

Plains All American Pipeline L.P.,

(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (6) (10)	150	136

Rockies Express Pipeline LLC,

3.60%, 5/15/25 (1)	25	26

4.95%, 7/15/29 (1)	25	26

6.88%, 4/15/40 (1)	25	28

Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,

5.50%, 8/15/22	87	86

5.75%, 4/15/25	125	114

Summit Midstream Partners L.P.,

9.50%, 12/15/22 (6)	63	52

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,

7.50%, 10/1/25 (1)	125	135

6.00%, 3/1/27 (1)	85	89

5.50%, 1/15/28 (1)	165	169

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    260    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Pipeline – 5.7% continued

6.00%, 12/31/30 (1)	$195	$200

6.00%, 9/1/31 (1)	320	322

Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,

5.88%, 4/15/26	50	52

5.00%, 1/15/28	50	52

5.50%, 3/1/30	50	55

4.88%, 2/1/31	75	81

4.00%, 1/15/32 (1)	50	52

Venture Global Calcasieu Pass LLC,

3.88%, 8/15/29 (1)	125	129

4.13%, 8/15/31 (1)	125	130

Western Midstream Operating L.P.,

5.30%, 2/1/30	295	326

5.45%, 4/1/44	75	86

5.30%, 3/1/48	150	173

		9,987

Power Generation – 1.5%

Calpine Corp.,

4.50%, 2/15/28 (1)	205	209

5.13%, 3/15/28	140	142

4.63%, 2/1/29 (1)	423	417

5.00%, 2/1/31 (1)	494	494

Clearway Energy Operating LLC,

5.00%, 9/15/26	100	103

4.75%, 3/15/28 (1)	25	26

3.75%, 1/15/32 (1)	25	25

Leeward Renewable Energy Operations LLC,

4.25%, 7/1/29 (1)	135	137

NRG Energy, Inc.,

6.63%, 1/15/27	36	37

3.63%, 2/15/31 (1)	280	275

3.88%, 2/15/32 (1)	165	163

TerraForm Power Operating LLC,

5.00%, 1/31/28 (1)	25	27

4.75%, 1/15/30 (1)	50	52

Vistra Operations Co. LLC,

5.50%, 9/1/26 (1)	25	26

5.00%, 7/31/27 (1)	170	176

4.38%, 5/1/29 (1)	330	332

		2,641

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Property & Casualty Insurance – 2.4%

Acrisure LLC/Acrisure Finance, Inc.,

7.00%, 11/15/25 (1)	$125	$127

Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,

6.75%, 10/15/27 (1)	555	574

AmWINS Group, Inc.,

4.88%, 6/30/29 (1)	225	228

AssuredPartners, Inc.,

7.00%, 8/15/25 (1)	1,165	1,184

5.63%, 1/15/29 (1)	175	176

BroadStreet Partners, Inc.,

5.88%, 4/15/29 (1)	140	139

GTCR AP Finance, Inc.,

8.00%, 5/15/27 (1)	305	322

HUB International Ltd.,

7.00%, 5/1/26 (1)	1,215	1,256

NMI Holdings, Inc.,

7.38%, 6/1/25 (1)	25	29

Radian Group, Inc.,

4.50%, 10/1/24	25	27

4.88%, 3/15/27	75	82

		4,144

Publishing & Broadcasting – 1.4%

Audacy Capital Corp.,

6.75%, 3/31/29 (1)	25	25

Clear Channel Outdoor Holdings, Inc.,

7.75%, 4/15/28 (1)	265	279

7.50%, 6/1/29 (1)	420	437

Clear Channel Worldwide Holdings, Inc.,

5.13%, 8/15/27 (1)	75	77

Gray Television, Inc.,

4.75%, 10/15/30 (1)	150	147

iHeartCommunications, Inc.,

6.38%, 5/1/26	27	28

5.25%, 8/15/27 (1)	50	52

Lamar Media Corp.,

4.00%, 2/15/30	75	77

Mav Acquisition Corp.,

5.75%, 8/1/28 (1)	160	157

8.00%, 8/1/29 (1)	205	196

News Corp.,

3.88%, 5/15/29 (1)	75	77

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    261    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Publishing & Broadcasting – 1.4% continued

Nexstar Media, Inc.,

4.75%, 11/1/28 (1)	$75	$78

Scripps Escrow II, Inc.,

5.38%, 1/15/31 (1)	535	526

Scripps Escrow, Inc.,

5.88%, 7/15/27 (1)	25	26

Sinclair Television Group, Inc.,

5.13%, 2/15/27 (1)	50	50

5.50%, 3/1/30 (1)	25	25

4.13%, 12/1/30 (1)	50	49

TEGNA, Inc.,

4.63%, 3/15/28	50	51

5.00%, 9/15/29	75	77

		2,434

Railroad – 0.1%

Watco Cos. LLC/Watco Finance Corp.,

6.50%, 6/15/27(1)	140	150

Real Estate – 4.0%

American Finance Trust, Inc./American Finance Operating Partner L.P.,

4.50%, 9/30/28 (1)	305	305

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,

4.50%, 4/1/27 (1)	50	50

Cushman & Wakefield U.S. Borrower LLC,

6.75%, 5/15/28 (1)	25	27

Diversified Healthcare Trust,

9.75%, 6/15/25	25	27

4.38%, 3/1/31	75	73

EPR Properties,

4.50%, 6/1/27	110	119

4.95%, 4/15/28	120	132

3.75%, 8/15/29	80	82

Five Point Operating Co. L.P./Five Point Capital Corp.,

7.88%, 11/15/25 (1)	50	52

GEO Group (The), Inc.,

6.00%, 4/15/26	25	20

Greystar Real Estate Partners LLC,

5.75%, 12/1/25 (1)	50	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Real Estate – 4.0% continued

HAT Holdings I LLC/HAT Holdings II LLC,

3.38%, 6/15/26 (1)	$25	$25

3.75%, 9/15/30 (1)	25	25

Howard Hughes (The) Corp.,

5.38%, 8/1/28 (1)	50	53

4.13%, 2/1/29 (1)	50	50

Iron Mountain, Inc.,

4.88%, 9/15/27 (1)	250	260

5.25%, 3/15/28 (1)	180	188

5.00%, 7/15/28 (1)	135	141

4.88%, 9/15/29 (1)	330	346

5.25%, 7/15/30 (1)	245	260

4.50%, 2/15/31 (1)	25	25

5.63%, 7/15/32 (1)	240	257

Kennedy-Wilson, Inc.,

4.75%, 2/1/30	25	25

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,

7.50%, 6/1/25 (1)	170	181

5.88%, 10/1/28 (1)	165	174

4.88%, 5/15/29 (1)	25	26

Realogy Group LLC/Realogy Co-Issuer Corp.,

7.63%, 6/15/25 (1)	250	267

9.38%, 4/1/27 (1)	390	429

5.75%, 1/15/29 (1)	529	549

RHP Hotel Properties L.P./RHP Finance Corp.,

4.75%, 10/15/27	275	285

4.50%, 2/15/29 (1)	65	65

RLJ Lodging Trust L.P.,

3.75%, 7/1/26 (1)	50	50

4.00%, 9/15/29 (1)	210	210

Service Properties Trust,

5.00%, 8/15/22	25	25

4.65%, 3/15/24	33	33

4.35%, 10/1/24	187	189

5.25%, 2/15/26	50	50

4.75%, 10/1/26	100	99

4.95%, 2/15/27	100	100

3.95%, 1/15/28	25	24

4.95%, 10/1/29	175	171

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    262    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Real Estate – 4.0% continued

4.38%, 2/15/30	$75	$71

Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,

7.13%, 12/15/24 (1)	180	184

7.88%, 2/15/25 (1)	240	254

1/15/30 (1) (7)	25	25

Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,

4.75%, 4/15/28 (1)	50	51

6.50%, 2/15/29 (1)	535	550

VICI Properties L.P./VICI Note Co., Inc.,

4.25%, 12/1/26 (1)	138	144

3.75%, 2/15/27 (1)	25	26

XHR L.P.,

6.38%, 8/15/25 (1)	50	53

4.88%, 6/1/29 (1)	100	103

		6,981

Refining & Marketing – 0.3%

Citgo Holding, Inc.,

9.25%, 8/1/24 (1)	175	176

CITGO Petroleum Corp.,

7.00%, 6/15/25 (1)	50	51

6.38%, 6/15/26 (1)	75	77

Murphy Oil U.S.A., Inc.,

4.75%, 9/15/29	50	53

PBF Holding Co. LLC/PBF Finance Corp.,

9.25%, 5/15/25 (1)	25	24

6.00%, 2/15/28	50	32

Sunoco L.P./Sunoco Finance Corp.,

6.00%, 4/15/27	75	78

		491

Renewable Energy – 0.1%

Sunnova Energy Corp.,

5.88%, 9/1/26(1)	120	122

Restaurants – 0.3%

Carrols Restaurant Group, Inc.,

5.88%, 7/1/29 (1)	25	24

CEC Entertainment LLC,

6.75%, 5/1/26 (1)	25	25

Golden Nugget, Inc.,

6.75%, 10/15/24 (1)	275	275

8.75%, 10/1/25 (1)	50	52

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Restaurants – 0.3% continued

GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,

7.00%, 8/15/28 (1)	$75	$74

IRB Holding Corp.,

7.00%, 6/15/25 (1)	25	27

Sizzling Platter LLC/Sizzling Platter Finance Corp.,

8.50%, 11/28/25 (1)	75	77

		554

Retail - Consumer Discretionary – 3.4%

Abercrombie & Fitch Management Co.,

8.75%, 7/15/25 (1)	25	27

Ambience Merger Sub, Inc.,

7.13%, 7/15/29 (1)	25	25

Asbury Automotive Group, Inc.,

4.75%, 3/1/30	25	26

Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,

4.75%, 4/1/28 (1)	100	103

5.38%, 3/1/29 (1)	25	26

Bath & Body Works, Inc.,

9.38%, 7/1/25 (1)	15	19

7.50%, 6/15/29	25	28

6.63%, 10/1/30 (1)	315	358

6.88%, 11/1/35	25	31

6.75%, 7/1/36	100	124

BCPE Ulysses Intermediate, Inc.,

7.75%, 4/1/27 (1) (4)	25	25

Beacon Roofing Supply, Inc.,

4.50%, 11/15/26 (1)	25	26

4.13%, 5/15/29 (1)	25	25

Builders FirstSource, Inc.,

6.75%, 6/1/27 (1)	101	107

5.00%, 3/1/30 (1)	25	27

4.25%, 2/1/32 (1)	380	389

Carvana Co.,

5.63%, 10/1/25 (1)	220	227

5.50%, 4/15/27 (1)	260	265

4.88%, 9/1/29 (1)	200	198

Foot Locker, Inc.,

4.00%, 10/1/29 (1)	115	115

Foundation Building Materials, Inc.,

6.00%, 3/1/29 (1)	25	24

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    263    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Retail - Consumer Discretionary – 3.4% continued

Gap (The), Inc.,

3.63%, 10/1/29 (1)	$130	$130

3.88%, 10/1/31 (1)	150	150

GYP Holdings III Corp.,

4.63%, 5/1/29 (1)	85	86

Ken Garff Automotive LLC,

4.88%, 9/15/28 (1)	25	26

LBM Acquisition LLC,

6.25%, 1/15/29 (1)	50	50

LCM Investments Holdings II LLC,

4.88%, 5/1/29 (1)	290	298

Lithia Motors, Inc.,

4.63%, 12/15/27 (1)	125	132

3.88%, 6/1/29 (1)	25	26

LSF9 Atlantis Holdings LLC/Victra Finance Corp.,

7.75%, 2/15/26 (1)	50	52

Metis Merger Sub LLC,

6.50%, 5/15/29 (1)	50	49

Michaels (The) Cos., Inc.,

5.25%, 5/1/28 (1)	25	26

7.88%, 5/1/29 (1)	75	78

Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.,

7.88%, 10/1/22 (1)	115	95

Park River Holdings, Inc.,

5.63%, 2/1/29 (1)	25	24

Party City Holdings, Inc.,

8.75%, 2/15/26 (1)	50	52

PetSmart, Inc./PetSmart Finance Corp.,

4.75%, 2/15/28 (1)	250	257

QVC, Inc.,

4.75%, 2/15/27	50	53

Sonic Automotive, Inc.,

6.13%, 3/15/27	75	78

Specialty Building Products Holdings LLC/SBP Finance Corp.,

6.38%, 9/30/26 (1)	410	430

SRS Distribution, Inc.,

4.63%, 7/1/28 (1)	395	403

6.13%, 7/1/29 (1)	60	62

Staples, Inc.,

7.50%, 4/15/26 (1)	50	51

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued
Retail - Consumer Discretionary – 3.4% continued

10.75%, 4/15/27 (1)	$100	$97

Victoria’s Secret & Co.,

4.63%, 7/15/29 (1)	25	25

White Cap Buyer LLC,

6.88%, 10/15/28 (1)	865	913

White Cap Parent LLC,

8.25%, 3/15/26 (1) (4)	50	52

		5,890

Retail - Consumer Staples – 0.6%

C&S Group Enterprises LLC,

5.00%, 12/15/28 (1)	25	24

Performance Food Group, Inc.,

6.88%, 5/1/25 (1)	60	64

5.50%, 10/15/27 (1)	405	424

4.25%, 8/1/29 (1)	175	175

U.S. Foods, Inc.,

4.75%, 2/15/29 (1)	260	267

United Natural Foods, Inc.,

6.75%, 10/15/28 (1)	25	27

		981

Semiconductors – 0.2%

Amkor Technology, Inc.,

6.63%, 9/15/27 (1)	50	54

ON Semiconductor Corp.,

3.88%, 9/1/28 (1)	180	186

Synaptics, Inc.,

4.00%, 6/15/29 (1)	50	51

		291

Software & Services – 2.9%

Ahead DB Holdings LLC,

6.63%, 5/1/28 (1)	185	186

Ascend Learning LLC,

6.88%, 8/1/25 (1)	50	51

Boxer Parent Co., Inc.,

7.13%, 10/2/25 (1)	25	27

9.13%, 3/1/26 (1)	25	26

Castle U.S. Holding Corp.,

9.50%, 2/15/28 (1)	100	104

Clarivate Science Holdings Corp.,

4.88%, 7/1/29 (1)	185	185

Exela Intermediate LLC/Exela Finance, Inc.,

10.00%, 7/15/23 (1)	75	58

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    264    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Software & Services – 2.9% continued

HealthEquity, Inc.,

10/1/29 (1) (7)	$165	$167

J2 Global, Inc.,

4.63%, 10/15/30 (1)	345	367

LogMeIn, Inc,

5.50%, 9/1/27 (1)	75	76

MicroStrategy, Inc.,

6.13%, 6/15/28 (1)	50	50

MPH Acquisition Holdings LLC,

5.50%, 9/1/28 (1)	520	519

5.75%, 11/1/28 (1)	610	575

MSCI, Inc.,

3.63%, 11/1/31 (1)	25	26

Nielsen Finance LLC/Nielsen Finance Co.,

5.63%, 10/1/28 (1)	270	280

5.88%, 10/1/30 (1)	475	500

Open Text Holdings, Inc.,

4.13%, 2/15/30 (1)	75	77

Playtika Holding Corp.,

4.25%, 3/15/29 (1)	560	562

Presidio Holdings, Inc.,

8.25%, 2/1/28 (1)	335	361

Rackspace Technology Global, Inc.,

5.38%, 12/1/28 (1)	500	491

Rocket Software, Inc.,

6.50%, 2/15/29 (1)	25	25

Sabre GLBL, Inc.,

9.25%, 4/15/25 (1)	50	58

Science Applications International Corp.,

4.88%, 4/1/28 (1)	50	52

SS&C Technologies, Inc.,

5.50%, 9/30/27 (1)	75	79

Twilio, Inc.,

3.88%, 3/15/31	25	26

Vericast Corp.,

11.00%, 9/15/26 (1)	50	53

Veritas U.S., Inc./Veritas Bermuda Ltd.,

7.50%, 9/1/25 (1)	100	104

Verscend Escrow Corp.,

9.75%, 8/15/26 (1)	25	26

		5,111

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Supermarkets & Pharmacies – 0.2%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,

5.75%, 3/15/25	$5	$5

3.25%, 3/15/26 (1)	75	76

7.50%, 3/15/26 (1)	25	27

4.63%, 1/15/27 (1)	50	53

Ingles Markets, Inc.,

4.00%, 6/15/31 (1)	50	51

Rite Aid Corp.,

7.50%, 7/1/25 (1)	34	34

8.00%, 11/15/26 (1)	52	52

SEG Holding LLC/SEG Finance Corp.,

5.63%, 10/15/28 (1)	100	104

		402

Tobacco – 0.0%

Turning Point Brands, Inc.,

5.63%, 2/15/26(1)	25	26

Transportation & Logistics – 0.1%

Cargo Aircraft Management, Inc.,

4.75%, 2/1/28 (1)	25	26

Wabash National Corp.,

10/15/28 (1) (7)	95	95

Western Global Airlines LLC,

10.38%, 8/15/25 (1)	50	56

XPO Logistics, Inc.,

6.25%, 5/1/25 (1)	25	26

		203

Travel & Lodging – 0.4%

First Student Bidco, Inc./First Transit Parent, Inc.,

4.00%, 7/31/29 (1)	25	25

Hilton Domestic Operating Co., Inc.,

5.75%, 5/1/28 (1)	50	54

3.63%, 2/15/32 (1)	50	49

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,

5.00%, 6/1/29 (1)	100	102

4.88%, 7/1/31 (1)	75	75

Marriott Ownership Resorts, Inc.,

4.50%, 6/15/29 (1)	25	25

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    265    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Travel & Lodging – 0.4% continued

Travel + Leisure Co.,

6.63%, 7/31/26 (1)	$75	$85

4.63%, 3/1/30 (1)	25	26

Wyndham Hotels & Resorts, Inc.,

4.38%, 8/15/28 (1)	220	230

		671

Utilities – 0.5%

AmeriGas Partners L.P./AmeriGas Finance Corp.,

5.50%, 5/20/25	25	28

5.75%, 5/20/27	25	28

Ferrellgas L.P./Ferrellgas Finance Corp.,

5.38%, 4/1/26 (1)	75	73

5.88%, 4/1/29 (1)	75	73

FirstEnergy Corp.,

5.35%, 7/15/47	250	305

NextEra Energy Operating Partners L.P.,

3.88%, 10/15/26 (1)	50	53

PG&E Corp.,

5.00%, 7/1/28	50	51

Suburban Propane Partners L.P./Suburban Energy Finance Corp.,

5.00%, 6/1/31 (1)	25	26

Talen Energy Supply LLC,

10.50%, 1/15/26 (1)	115	63

7.25%, 5/15/27 (1)	40	38

6.63%, 1/15/28 (1)	50	46

7.63%, 6/1/28 (1)	35	33

		817

Waste & Environment Services & Equipment – 0.2%

Covanta Holding Corp.,

5.00%, 9/1/30	50	51

Harsco Corp.,

5.75%, 7/31/27 (1)	260	269

Madison IAQ LLC,

4.13%, 6/30/28 (1)	25	25

5.88%, 6/30/29 (1)	50	50

		395

Wireless Telecommunications Services – 0.5%

Hughes Satellite Systems Corp.,

6.63%, 8/1/26	50	57

Sprint Capital Corp.,

6.88%, 11/15/28	130	166

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Wireless Telecommunications Services – 0.5% continued

8.75%, 3/15/32	$215	$321

Sprint Corp.,

7.13%, 6/15/24	50	57

7.63%, 3/1/26	50	61

T-Mobile U.S.A., Inc.,

2.63%, 4/15/26	175	179

2.63%, 2/15/29	110	111

		952

Wireline Telecommunications Services – 2.1%

Consolidated Communications, Inc.,

5.00%, 10/1/28 (1)	130	134

6.50%, 10/1/28 (1)	145	157

Embarq Corp.,

8.00%, 6/1/36	125	134

Frontier Communications Holdings LLC,

5.88%, 10/15/27 (1)	185	196

5.00%, 5/1/28 (1)	180	189

6.75%, 5/1/29 (1)	95	100

5.88%, 11/1/29	290	294

GTT Communications, Inc.,

7.88%, 12/31/24 (2) (11)	1,650	165

Level 3 Financing, Inc.,

4.63%, 9/15/27 (1)	510	525

4.25%, 7/1/28 (1)	100	101

3.75%, 7/15/29 (1)	220	213

Lumen Technologies, Inc.,

7.50%, 4/1/24	25	28

4.50%, 1/15/29 (1)	400	387

5.38%, 6/15/29 (1)	330	337

Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.,

4/30/27 (1) (7)	140	140

6.00%, 2/15/28 (1)	150	149

10.75%, 6/1/28 (1)	90	101

Windstream Escrow LLC/Windstream Escrow Finance Corp.,

7.75%, 8/15/28 (1)	50	52

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    266    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 74.5% continued

Wireline Telecommunications Services – 2.1% continued

Zayo Group Holdings, Inc.,

4.00%, 3/1/27 (1)	$50	$50

6.13%, 3/1/28 (1)	205	208

		3,660

Total Corporate Bonds

(Cost $126,979)		129,692

FOREIGN ISSUER BONDS – 13.6%

Aerospace & Defense – 0.1%

Bombardier, Inc.,

7.50%, 12/1/24 (1)	75	78

7.50%, 3/15/25 (1)	25	25

7.88%, 4/15/27 (1)	75	78

		181

Airlines – 0.4%

Air Canada,

3.88%, 8/15/26 (1)	175	177

American Airlines, Inc./AAdvantage Loyalty IP Ltd.,

5.50%, 4/20/26 (1)	215	226

5.75%, 4/20/29 (1)	250	269

Delta Air Lines, Inc./SkyMiles IP Ltd.,

4.50%, 10/20/25 (1)	25	27

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,

5.75%, 1/20/26 (1)	25	26

Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,

8.00%, 9/20/25 (1)	30	33

		758

Auto Parts Manufacturing – 0.0%

Clarios Global L.P.,

6.75%, 5/15/25 (1)	46	48

Clarios Global L.P./Clarios U.S. Finance Co.,

8.50%, 5/15/27 (1)	25	27

		75

Automobiles Manufacturing – 0.3%

Jaguar Land Rover Automotive PLC,

7.75%, 10/15/25 (1)	200	216

5.50%, 7/15/29 (1)	330	322

		538

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Cable & Satellite – 0.5%

Altice Financing S.A.,

5.00%, 1/15/28 (1)	$200	$193

UPC Broadband Finco B.V.,

4.88%, 7/15/31 (1)	200	205

Virgin Media Vendor Financing Notes IV DAC,

5.00%, 7/15/28 (1)	200	206

Ziggo B.V.,

4.88%, 1/15/30 (1)	200	206

		810

Casinos & Gaming – 0.3%

Gateway Casinos & Entertainment Ltd.,

8.25%, 3/1/24 (1)	75	76

International Game Technology PLC,

4.13%, 4/15/26 (1)	400	416

		492

Chemicals – 0.5%

Diamond BC B.V.,

4.63%, 10/1/29 (1)	230	233

Methanex Corp.,

5.13%, 10/15/27	25	27

NOVA Chemicals Corp.,

4.88%, 6/1/24 (1)	80	84

5.25%, 6/1/27 (1)	293	308

4.25%, 5/15/29 (1)	25	25

Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc.,

5.38%, 9/1/25 (1)	100	102

5.13%, 4/1/29 (1)	50	50

		829

Commercial Finance – 0.4%

Global Aircraft Leasing Co. Ltd.,

6.50%, 9/15/24 (1) (4)	656	644

VistaJet Malta Finance PLC/XO Management Holding, Inc.,

10.50%, 6/1/24 (1)	50	54

		698

Construction Materials Manufacturing – 0.2%

Cemex S.A.B. de C.V.,

5.45%, 11/19/29(1)	250	271

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    267    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Consumer Finance – 0.0%

Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,

4.00%, 6/15/29(1)	$50	$48

Consumer Services – 0.5%

Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,

4.63%, 6/1/28 (1)	435	435

Garda World Security Corp.,

4.63%, 2/15/27 (1)	115	115

6.00%, 6/1/29 (1)	285	279

		829

Containers & Packaging – 1.0%

ARD Finance S.A.,

6.50%, 6/30/27 (1) (4)	200	212

Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,

3.25%, 9/1/28 (1)	210	209

Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,

5.25%, 8/15/27 (1)	200	204

Cascades, Inc./Cascades U.S.A., Inc.,

5.38%, 1/15/28 (1)	50	53

Intelligent Packaging Holdco Issuer L.P.,

9.00%, 1/15/26 (1) (4)	25	26

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC,

6.00%, 9/15/28 (1)	725	760

Trivium Packaging Finance B.V., 8.50%, 8/15/27 (1)	205	220

		1,684

Diversified Banks – 0.1%

Barclays PLC,

(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.67%), 8.00%, 6/15/24(6) (10)	200	226

Electrical Equipment Manufacturing – 0.1%

Sensata Technologies B.V.,

4.00%, 4/15/29(1)	200	204

Entertainment Resources – 0.3%

Motion Bondco DAC,

6.63%, 11/15/27(1)	440	442

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Exploration & Production – 0.4%

Energean Israel Finance Ltd.,

5.38%, 3/30/28	$25	$26

5.88%, 3/30/31	25	26

Leviathan Bond Ltd.,

6.13%, 6/30/25	25	27

6.50%, 6/30/27	25	27

MEG Energy Corp.,

7.13%, 2/1/27 (1)	75	79

5.88%, 2/1/29 (1)	50	51

OGX Austria GmbH,

8.50%, 6/1/18 (8) (12)	2,420	—

8.38%, 4/1/22 (1) (2) (8) (12)	1,800	—

Teine Energy Ltd.,

6.88%, 4/15/29 (1)	400	406

		642

Food & Beverage – 0.2%

Cooke Omega Investments, Inc./Alpha VesselCo Holdings, Inc.,

8.50%, 12/15/22 (1)	75	76

Herbalife Nutrition Ltd./HLF Financing, Inc.,

7.88%, 9/1/25 (1)	75	81

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,

5.50%, 1/15/30 (1)	125	139

		296

Homebuilders – 0.1%

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,

5.00%, 6/15/29 (1)	50	51

4.88%, 2/15/30 (1)	50	51

Empire Communities Corp.,

7.00%, 12/15/25 (1)	25	26

Mattamy Group Corp.,

4.63%, 3/1/30 (1)	75	77

		205

Iron & Steel – 0.0%

Algoma Steel Parent S.C.A.,

0.00%, 11/30/47(2) (11) (12)	49	—

Machinery Manufacturing – 0.5%

Husky III Holding Ltd.,

13.00%, 2/15/25 (1) (4)	50	53

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    268    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Machinery Manufacturing – 0.5% continued

Titan Acquisition Ltd./Titan Co-Borrower LLC,

7.75%, 4/15/26 (1)	$880	$899

		952

Metals & Mining – 1.8%

Alcoa Nederland Holding B.V.,

6.13%, 5/15/28 (1)	200	217

Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,

8.75%, 7/15/26 (1)	1,470	1,555

Constellium S.E.,

5.63%, 6/15/28 (1)	285	300

3.75%, 4/15/29 (1)	250	244

First Quantum Minerals Ltd.,

6.50%, 3/1/24 (1)	400	405

FMG Resources Pty. Ltd., Series 2006,

5.13%, 5/15/24 (1)	60	64

4.38%, 4/1/31 (1)	100	103

Hudbay Minerals, Inc.,

4.50%, 4/1/26 (1)	125	124

6.13%, 4/1/29 (1)	155	162

IAMGOLD Corp.,

5.75%, 10/15/28 (1)	25	25

Mountain Province Diamonds, Inc.,

8.00%, 12/15/22 (1)	25	22

Northwest Acquisitions ULC/Dominion Finco, Inc.,

7.13%, 11/1/22 (1) (2) (8) (9)	1,905	—

		3,221

Oil & Gas Services & Equipment – 0.4%

Ensign Drilling, Inc.,

9.25%, 4/15/24 (1)	75	72

Nabors Industries Ltd.,

7.50%, 1/15/28 (1)	50	47

Noble Finance Co.,

11.00%, 2/15/28 (1) (4)	1	1

11.00%, 2/15/28 (4)	10	11

Precision Drilling Corp.,

7.13%, 1/15/26 (1)	75	77

6.88%, 1/15/29 (1)	25	26

Shelf Drilling Holdings Ltd.,

8.88%, 11/15/24 (1)	25	26

8.25%, 2/15/25 (1)	50	39

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Oil & Gas Services & Equipment – 0.4% continued

TechnipFMC PLC,

6.50%, 2/1/26 (1)	$120	$129

Transocean Guardian Ltd.,

5.88%, 1/15/24 (1)	50	50

Transocean Sentry Ltd.,

5.38%, 5/15/23 (1)	46	45

Transocean, Inc.,

7.25%, 11/1/25 (1)	50	42

11.50%, 1/30/27 (1)	39	40

8.00%, 2/1/27 (1)	25	20

Weatherford International Ltd.,

11.00%, 12/1/24 (2) (11)	75	79

		704

Pharmaceuticals – 0.9%

Bausch Health Cos., Inc.,

6.13%, 4/15/25 (1)	130	133

9.00%, 12/15/25 (1)	150	158

7.00%, 1/15/28 (1)	25	26

5.00%, 1/30/28 (1)	75	71

5.00%, 2/15/29 (1)	75	70

7.25%, 5/30/29 (1)	50	51

5.25%, 1/30/30 (1)	440	410

Endo Dac/Endo Finance LLC/Endo Finco, Inc.,

9.50%, 7/31/27 (1)	50	50

6.00%, 6/30/28 (1)	116	83

Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc.,

6.13%, 4/1/29 (1)	50	50

Jazz Securities DAC,

4.38%, 1/15/29 (1)	200	207

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC,

5.75%, 8/1/22 (1) (2) (8)	200	99

10.00%, 4/15/25 (1) (2) (8)	75	81

		1,489

Refining & Marketing – 0.2%

eG Global Finance PLC,

6.75%, 2/7/25 (1)	200	205

Parkland Corp.,

5.88%, 7/15/27 (1)	50	53

4.50%, 10/1/29 (1)	100	101

		359

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    269    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Restaurants – 0.3%

1011778 B.C. ULC/New Red Finance, Inc.,

4.38%, 1/15/28 (1)	$25	$25

4.00%, 10/15/30 (1)	495	490

		515

Semiconductors – 0.1%

ams A.G.,

7.00%, 7/31/25(1)	200	214

Software & Services – 0.1%

Camelot Finance S.A.,

4.50%, 11/1/26 (1)	50	52

Elastic N.V.,

4.13%, 7/15/29 (1)	25	25

Nielsen Co. Luxembourg (The) S.a.r.l.,

5.00%, 2/1/25 (1)	25	26

Open Text Corp.,

3.88%, 2/15/28 (1)	50	51

		154

Transportation & Logistics – 0.0%

Seaspan Corp.,

5.50%, 8/1/29(1)	75	77

Travel & Lodging – 1.8%

Carnival Corp.,

10.50%, 2/1/26 (1)	50	58

7.63%, 3/1/26 (1)	260	278

5.75%, 3/1/27 (1)	875	905

9.88%, 8/1/27 (1)	170	196

6.65%, 1/15/28	50	53

NCL Corp. Ltd.,

12.25%, 5/15/24 (1)	25	30

3.63%, 12/15/24 (1)	170	162

10.25%, 2/1/26 (1)	50	57

5.88%, 3/15/26 (1)	400	410

NCL Finance Ltd.,

6.13%, 3/15/28 (1)	60	62

Royal Caribbean Cruises Ltd.,

5.25%, 11/15/22	25	26

9.13%, 6/15/23 (1)	25	27

11.50%, 6/1/25 (1)	17	19

5.50%, 8/31/26 (1)	25	26

7.50%, 10/15/27	70	81

3.70%, 3/15/28	50	48

5.50%, 4/1/28 (1)	500	511

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Travel & Lodging – 1.8% continued

Viking Cruises Ltd.,

6.25%, 5/15/25 (1)	$75	$75

5.88%, 9/15/27 (1)	50	48

7.00%, 2/15/29 (1)	25	25

Viking Ocean Cruises Ship VII Ltd.,

5.63%, 2/15/29 (1)	25	25

VOC Escrow Ltd.,

5.00%, 2/15/28 (1)	50	49

		3,171

Utilities – 0.0%

Superior Plus L.P./Superior General Partner, Inc.,

4.50%, 3/15/29(1)	50	52

Waste & Environment Services & Equipment – 0.1%

GFL Environmental, Inc.,

4.38%, 8/15/29(1)	100	101

Wireless Telecommunications Services – 1.4%

Altice France S.A.,

8.13%, 2/1/27 (1)	400	431

5.50%, 1/15/28 (1)	200	203

5.13%, 7/15/29 (1)	200	196

Connect Finco S.a.r.l./Connect U.S. Finco LLC,

6.75%, 10/1/26 (1)	500	523

Digicel Group Holdings Ltd.,

10.00%, 4/1/24 (4)	137	137

8.00%, 4/1/25 (1) (4)	47	42

Intelsat Jackson Holdings S.A.,

8.50%, 10/15/24 (1) (8)	75	43

9.75%, 7/15/25 (1) (8)	50	27

Intelsat Luxembourg S.A.,

8.13%, 6/1/23 (8) (9)	50	—

Telesat Canada/Telesat LLC,

5.63%, 12/6/26 (1)	25	24

4.88%, 6/1/27 (1)	50	46

6.50%, 10/15/27 (1)	25	22

Vmed O2 UK Financing I PLC,

4.25%, 1/31/31 (1)	200	200

4.75%, 7/15/31 (1)	415	424

Vodafone Group PLC,

(Variable, USD Swap 5Y + 4.87%),

7.00%, 4/4/79 (10)	50	61

		2,379

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    270    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 13.6% continued

Wireline Telecommunications Services – 0.6%

Altice France Holding S.A.,

6.00%, 2/15/28 (1)	$865	$831

Telecom Italia Capital S.A.,

6.38%, 11/15/33	75	87

6.00%, 9/30/34	75	84

Telecom Italia S.p.A.,

5.30%, 5/30/24 (1)	25	27

		1,029

Total Foreign Issuer Bonds

(Cost $28,867)		23,645

TERM LOANS – 3.4%

Airlines – 0.0%

United AirLines, Inc., Class B Term Loan,

(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 4/21/28(13)	25	25

Cable & Satellite – 0.0%

DirecTV Financing LLC, Closing Date Term Loan,

(Floating, ICE LIBOR USD 3M + 5.00%, 0.75% Floor), 5.75%, 8/2/27(13)	25	25

Casinos & Gaming – 0.1%

Boyd Gaming Corp., Refinancing Term B Loan,

(Floating, ICE LIBOR USD 1W + 2.25%), 2.32%, 9/15/23 (13)	33	33

Golden Nugget Online Gaming, Inc., 2020 Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 12.00%, 1.00% Floor), 13.00%, 10/4/23 (13)	25	27

Golden Nugget, Inc., Initial B Term Loan,

(Floating, ICE LIBOR USD 2M + 2.50%, 0.75% Floor), 3.25%, 10/4/23 (13)	31	31

(Floating, ICE LIBOR USD 3M + 2.50%, 0.75% Floor), 3.25%, 10/4/23 (13)	37	36

		127

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 3.4% continued

Chemicals – 0.1%

Consolidated Communications, Inc., Term B-1 Loan,

(Floating, ICE LIBOR USD 1M + 3.50%, 0.75% Floor), 4.25%, 10/2/27 (13)	$50	$50

Consolidated Energy Finance S.A., Initial Term Loan,

(Floating, ICE LIBOR USD 6M + 2.50%), 2.66%, 5/7/25 (13)	73	71

Solenis Holdings LLC, Initial Dollar Term Loan,

(Floating, ICE LIBOR USD 1M + 4.00%), 4.08%, 6/26/25 (13)	2	2

Solenis Holdings LLC, Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 8.50%), 8.58%, 6/26/26 (13)	105	105

		228

Construction Materials Manufacturing – 0.1%

U.S. Silica Co., Term Loan,

(Floating, ICE LIBOR USD 1M + 4.00%, 1.00% Floor), 5.00%, 5/1/25(13)	165	161

Consumer Discretionary Services – 0.0%

Raptor Acquisition Corp., Term Loan,

(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 4.75%, 11/1/26(13)	25	25

Consumer Products – 0.1%

Sunshine Luxembourg VII S.a.r.l., Facility B3 Loan,

(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 10/1/26(13)	106	107

Consumer Services – 0.0%

WW International, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 3.50%, 0.50% Floor), 4.00%, 4/13/28(13)	25	25

Containers & Packaging – 0.1%

Flex Acquisition Company, Inc., 2021 Specified Refinancing Term Loan,

(Floating, ICE LIBOR USD 3M + 3.50%, 0.50% Floor), 4.00%, 3/2/28 (13)	84	83

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    271    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 3.4% continued

Containers & Packaging – 0.1% continued

Mauser Packaging Solutions Holding Co., Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 3.25%), 3.33%, 4/3/24 (13)	$21	$21

		104

Distributors - Consumer Discretionary – 0.2%

American Tire Distributors, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 6.00%, 1.00% Floor), 7.00%, 9/1/23 (11) (13)	197	197

(Floating, ICE LIBOR USD 3M + 7.50%, 1.00% Floor), 8.50%, 9/2/24 (11) (13)	12	12

(Floating, ICE LIBOR USD 1M + 7.50%, 1.00% Floor), 8.50%, 9/2/24 (11) (13)	116	116

		325

Entertainment Content – 0.0%

Allen Media LLC, Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 5.50%), 5.63%, 2/10/27 (13)	49	49

Diamond Sports Group LLC, Term Loan,

(Floating, ICE LIBOR USD 1M + 3.25%), 3.34%, 8/24/26 (13)	49	30

		79

Entertainment Resources – 0.0%

UFC Holdings LLC, Term B-3 Loan,

(Floating, ICE LIBOR USD 3M + 2.75%, 0.75% Floor), 3.50%, 4/29/26(13)	66	66

Exploration & Production – 0.1%

Ascent Resources Utica Holdings LLC/Aru Finance Corp., Term Loan,

(Floating, ICE LIBOR USD 3M + 9.00%, 1.00% Floor), 10.00%, 11/1/25(13)	213	233

Health Care Facilities & Services – 0.4%

ADMI Corp., Amendment No. 4 Refinancing Term Loan,

(Floating, ICE LIBOR USD 1M + 3.13%, 0.50% Floor), 3.63%, 12/23/27 (13)	74	74

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 3.4% continued

Health Care Facilities & Services – 0.4% continued

Gainwell Acquisition Corp., Term B Loan,

(Floating, ICE LIBOR USD 3M + 4.00%, 0.75% Floor), 4.75%, 10/1/27 (13)	$343	$343

National Mentor Holdings, Inc., Delayed Draw Term Loan, 3/2/28 (13) (14) (15)	6	6

National Mentor Holdings, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 3.75%, 0.75% Floor), 4.50%, 3/2/28 (13)	3	3

Team Health Holdings, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 1M + 2.75%, 1.00% Floor), 3.75%, 2/6/24 (13)	224	218

		644

Internet Media – 0.0%

Endurance International Group Holdings, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 3.50%, 0.75% Floor), 4.25%, 2/10/28(13)	25	25

Medical Equipment & Devices Manufacturing – 0.1%

Mozart Debt Merger Sub Inc., Term Loan,

9/30/28(13) (15)	97	97

Metals & Mining – 0.4%

RA Acquisition Purchaser LLC, Notes,

(Floating, ICE LIBOR USD 3M + 10.00%, 1.00% Floor), 11.00%, 5/31/23(3) (11) (13)	608	608

Oil & Gas Services & Equipment – 0.0%

ChampionX Holding, Inc., Term Loan,

(Floating, ICE LIBOR USD 3M + 5.00%, 1.00% Floor), 6.00%, 6/3/27(13)	70	71

Oil, Gas & Coal – 0.0%

Parker Drilling Co., Initial Loan,

(Floating, ICE LIBOR USD 3M + 11.00% Cash, 2.00% PIK), 13.00%, 3/26/24(4) (13)	16	15

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    272    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 3.4% continued

Power Generation – 0.1%

Granite Generation LLC, Term Loan,

(Floating, ICE LIBOR USD 3M + 3.75%, 1.00% Floor), 4.75%, 11/9/26 (13)	$18	$18

(Floating, ICE LIBOR USD 1M + 3.75%, 1.00% Floor), 4.75%, 11/9/26 (13)	94	92

		110

Property & Casualty Insurance – 0.6%

Asurion LLC, New B-4 Term Loan,

1/20/29 (13) (15)	90	90

(Floating, ICE LIBOR USD 1M + 5.25%), 5.33%, 1/20/29 (13)	490	487

Asurion LLC, New B-8 Term Loan,

(Floating, ICE LIBOR USD 1M + 3.25%), 3.33%, 12/23/26 (13)	448	441

Hub International Ltd., B-3 Incremental Term Loan,

(Floating, ICE LIBOR USD 3M + 3.25%, 0.75% Floor), 4.00%, 4/25/25 (13)	98	98

		1,116

Publishing & Broadcasting – 0.0%

Clear Channel Outdoor Holdings, Inc., Term B Loan,

(Floating, ICE LIBOR USD 3M + 3.50%), 3.63%, 8/21/26(13)	24	24

Restaurants – 0.0%

1011778 B.C. Unlimited Liability Co., Term B-4 Loan,

(Floating, ICE LIBOR USD 1M + 1.75%), 1.84%, 11/19/26(13)	33	32

Retail - Consumer Discretionary – 0.3%

Great Outdoors Group LLC, Term B-1 Loan,

(Floating, ICE LIBOR USD 3M + 4.25%, 0.75% Floor), 5.00%, 3/6/28 (13)	456	457

Staples, Inc., 2019 Refinancing New Term B-1 Loan,

(Floating, ICE LIBOR USD 3M + 5.00%), 5.13%, 4/16/26 (13)	73	70

		527

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

TERM LOANS - 3.4% continued

Software & Services – 0.4%

athenahealth, Inc., Term B-1 Loan,

(Floating, ICE LIBOR USD 3M + 4.25%), 4.38%, 2/11/26 (13)	$169	$169

Ivanti Software, Inc., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 4.75%, 1.00% Floor), 5.75%, 12/1/27 (13)	239	239

Redstone Holdco 2 L.P., Initial Term Loan,

(Floating, ICE LIBOR USD 3M + 4.75%, 0.75% Floor), 5.50%, 4/27/28 (13)	170	167

Verscend Holding Corp., Term B-1 Loan,

(Floating, ICE LIBOR USD 1M + 4.00%), 4.08%, 8/27/25 (13)	56	57

		632

Wireless Telecommunications Services – 0.0%

Altice France S.A., Incremental Term Loan,

(Floating, ICE LIBOR USD 3M + 4.00%), 4.12%, 8/14/26(13)	46	46

Wireline Telecommunications Services – 0.3%

Intrado Corp., Initial Term B Loan,

(Floating, ICE LIBOR USD 3M + 4.00%, 1.00% Floor), 5.00%, 10/10/24(13)	453	446

Total Term Loans

(Cost $5,878)		5,923

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 2.7%

Chemicals – 0.1%

Utex Industries, Inc.(3) (11) *	2,200	$179

Construction Materials – 0.0%

Hardwood Holdings LLC(3) (11) *	187	5

Distributors – 0.9%

ATD New Holdings, Inc.(11) *	22,076	1,512

Energy Equipment & Services – 0.0%

Diamond Offshore Drilling, Inc.*	3,490	20

FTS International, Inc., Class A*	1,528	38

Noble Finance Co.(2) (11) *	103	3

Parker Drilling Co.*	917	3

		64

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    273    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 2.7% continued

Gas Utilities – 0.0%

Ferrellgas Partners L.P., Class B*	182	$44

Metals & Mining – 1.3%

Algoma Steel Parent GP S.A.(2) (11) (12) *	4,899	—

Algoma Steel Parent S.C.A.(2) (3) (11) *	4,899	132

Real Alloy Parent, Inc.(3) (11) *	48	2,040

		2,172

Oil, Gas & Consumable Fuels – 0.1%

Bruin Blocker LLC(9) *	9,827	—

Chaparral Energy, Inc.(3) *	1,057	34

Cloud Peak Energy, Inc.(12) *	20	—

Gulfport Energy Operating Corp.*	1,274	104

Superior Energy Services(3) *	1,213	48

		186

Professional Services – 0.3%

Skillsoft Corp.(11) *	36,863	430

Total Common Stocks

(Cost $3,452)		4,592

MASTER LIMITED PARTNERSHIPS – 0.1%

Oil, Gas & Consumable Fuels – 0.1%

Summit Midstream Partners L.P.*	1,834	65

Total Master Limited Partnerships

(Cost $61)		65

PREFERRED STOCKS – 0.0%

Oil, Gas & Consumable Fuels – 0.0%

Global Partners L.P./MA, 9.50%	1,375	37

Total Preferred Stocks

(Cost $34)		37

OTHER – 0.0%

Escrow Appvion, Inc.(11) (12) *	225,000	—

Escrow Cloud Peak Energy, Inc.(11) (12) *	250,000	—

Escrow GenOn Energy, Inc.(11) (12) *	25,000	—

Escrow Gulfport Energy Operating Corp.(2) (11) *	150,000	8

Escrow Hercules Offshore, Inc.(11) (12) *	3,570	—

Escrow Hertz (The) Corp.(12) *	125,000	—

EscrowWashington Mutual Bank(11) *	250,000	3

RP Escrow Issuer LLC(2) (11) *	1,100,000	14

Total Other

(Cost $133)		25

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Appvion, Inc. Class A, Exp. 6/13/23, Strike $0.00(2) (11) (12) *	219	$—

Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00(2) (11) (12) *	219	—

California Resources Corp., Exp. 10/27/24, Strike $36.00*	66	1

Denbury, Inc., Exp. 9/18/25, Strike $32.59*	1,236	42

iHeartMedia, Inc., Exp. 5/1/39, Strike $0.00*	419	10

Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(11) (12) *	5,500	—

Total Warrants

(Cost $18)		53

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 5.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(16) (17)	8,641,453	$8,641

Total Investment Companies

(Cost $8,641)		8,641

Total Investments – 99.4%

(Cost $174,236)		172,898

Other Assets less Liabilities – 0.6%		1,123

NET ASSETS – 100.0%		$174,021

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)

Restricted security that has been deemed illiquid. At September 30, 2021, the value of these restricted illiquid securities amounted to approximately $3,737,000 or 2.1% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Algoma Steel Parent GP S.A.	3/31/20	$47

Algoma Steel Parent S.C.A.	3/31/20	47

Algoma Steel Parent S.C.A.,

0.00%, 11/30/47	3/31/20	176

Appvion, Inc. Class A, Exp. 6/13/23,

Strike $0.00	8/24/18	—

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    274    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Appvion, Inc. Class B, Exp. 6/13/23, Strike $0.00	8/24/18	$—

Carlson Travel, Inc., 6.75%, 12/15/25	1/20/21-3/9/21	312

Carlson Travel, Inc., 11.50%, 12/15/26	11/22/19-12/15/20	383

Chaparral Energy, Inc., 9.00%, 2/14/25	12/10/20	17

Escrow Gulfport Energy Operating Corp.	5/18/21	—

GTT Communications, Inc., 7.88%, 12/31/24	12/19/18-2/6/20	1,518

Gulfport Energy Corp., 10.00%, 8/2/21	6/9/21	3

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 5.75%, 8/1/22	7/10/18-2/9/21	104

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, 10.00%, 4/15/25	10/15/20-10/16/20	82

Murray Energy Corp., 12.00%, 4/15/24	7/3/18-4/18/19	397

Noble Finance Co.	2/2/21	1

Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, 11/1/22	10/6/17-11/18/19	1,733

OGX Austria GmbH, 8.38%, 4/1/22	5/30/12-4/18/13	1,497

RP Escrow Issuer LLC	12/18/20	—

Specialty Steel Supply, Inc., 11.00%, 11/15/26	6/2/21	2,670

Weatherford International Ltd., 11.00%, 12/1/24	6/8/21-9/10/21	79

(3)	Level 3 asset.
(4)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(5)	Principal amount is less than one thousand.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(8)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(9)	Value rounds to less than one thousand.
(10)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.
(11)	Restricted security.
(12)	Level 3 asset that is worthless, bankrupt or has been delisted.
(13)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(14)

Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2.

(15)	Position is unsettled. Contract rate was not determined at September 30, 2021 and does not take effect until settlement date.
(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of September 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1W - 1 Week

2M - 2 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PIK - Payment In-Kind

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. - Societas Europaea (German: Public Company)

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    275    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	99.4%

Total Investments	99.4

Other Assets less Liabilities	0.6

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Convertible Bonds:

Exploration & Production	$—	$—		$20	$20

All Other Industries(1)	—	205		—	205

Total Convertible Bonds	—	205		20	225

Corporate Bonds:

Entertainment Resources	—	3,287		1,096	4,383

Exploration & Production	—	7,639		36	7,675

Iron & Steel	—	—		2,670	2,670

Manufactured Goods	—	324		1,263	1,587

All Other Industries(1)	—	113,377		—	113,377

Total Corporate Bonds	—	124,627		5,065	129,692

Foreign Issuer Bonds(1)	—	23,645		—	23,645

Term Loans:

Metals & Mining	—	—		608	608

All Other Industries(1)	—	5,315		—	5,315

Total Term Loans	—	5,315		608	5,923

Common Stocks:

Distributors	—	1,512		—	1,512

Energy Equipment & Services	41	23		—	64

Gas Utilities	—	44		—	44

Oil, Gas & Consumable Fuels	104	—	*	82	186

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Professional Services	$430	$—	$—	$430

All Other Industries(1)	—	—	2,356	2,356

Total Common Stocks	575	1,579	2,438	4,592

Preferred Stocks	37	—	—	37

Master Limited Partnerships	65	—	—	65

Other	—	8	17	25

Warrants	1	52	—	53

Investment Companies	8,641	—	—	8,641

Total Investments	$9,319	$155,431	$8,148	$172,898

*	Amounts round to less than a thousand.
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    276    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	BALANCE AS OF 3/31/21 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000S)	REALIZED GAIN (LOSS) (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	PURCHASES (000S)	SALES (000S)	TRANSFERS INTO LEVEL 3 (000S)	TRANSFERS OUT OF LEVEL 3 (000S)	BALANCE AS OF 9/30/21 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/21 (000S)

Convertible Bonds

Exploration & Production	$–	$–	$–	$17	$3	$–	$–	$–	$20	$17

Corporate Bonds

Entertainment Resources	1,095	1	–	–	–	–	–	–	1,096	–

Exploration & Production	16	–	–	21	–	–	–	–	37	21

Iron & Steel	2,631	–	–	39	2,670	(2,670)	–	–	2,670	–

Managed Care	6,166	9	596	(605)	–	(6,166)

Manufactured Goods	1,509	11	5	–	–	(262)	–	–	1,263	–

Term Loans

Internet Media	1,319	1	28	12	–	(1,360)	–	–	–	–

Metals & Mining	644	–	–	27	–	(63)	–	–	608	27

Common Stocks

Chemicals	124	–	–	55	–	–	–	–	179	55

Construction Materials	–	–	–	(8)	13	–	–	–	5	(8)

IT Services	1,160	–	372	(381)	–	(1,151)	–	–	–	–

Metals & Mining	2,011	–	–	161	–	–	–	–	2,172	161

Oil, Gas & Consumable Fuels	–	–	–	(27)	75	–	34	–	82	(98)

Other	16	–	–	2	–	(2)	–	–	16	2

Total	$16,691	$22	$1,001	$(687)	$2,761	$(11,674)	$34	$–	$8,148	$177

Securities valued at $242 included in the Balance as of 9/30/21 above were valued using evaluated prices provided by a third party provider. Securities valued at $7,906 included in the Balance as of 9/30/21 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee. Valuation using evaluated prices by a third party provider was also responsible for the security that was transferred into level 3, as noted above.

	FAIR VALUE AT 9/30/21 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)

Corporate Bonds	$5,065	Market Approach	Yield(1)	2.1% -16.4% (5.1%)

		Market Approach	Estimated Recovery Value(2)	Not Applicable

Term Loans	$608	Market Approach	Yield(1)	3.7% - 6.5% (4.7%)

Common Stocks	$2,219	Discounted Cash Flow /Market Approach	Discount Rate / EBITDA Multiple(3)	10.3% / 5.1x

Other	$14	Market Approach	Estimated Recovery Value(2)	Not Applicable

(1)

The significant unobservable inputs that were used in the fair value measurement are: Yield. Significant decreases (increases) in yield would have resulted in a significantly higher (lower) fair value measurement.

(2)

The significant unobservable inputs that can be used in the fair value measurement are: Estimated Recovery Value. Significant increases (decreases) in estimated recovery value in isolation would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    277    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

(3)

The significant unobservable inputs that can be used in the fair value measurement are: Discount Rate and EBITDA Multiple. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS     278    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT BOND FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 14.9%

Auto Floor Plan – 0.1%

GMF Floorplan Owner Revolving Trust, Series 2020-2, Class A
0.69%, 10/15/25(1)	$500	$501

Automobile – 2.6%

AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	1,000	1,000

CarMax Auto Owner Trust, Series 2020-1, Class A3
1.89%, 12/16/24	550	558

Enterprise Fleet Financing LLC, Series 2020-1, Class A3
1.86%, 12/22/25(1)	2,250	2,305

Ford Credit Auto Lease Trust, Series 2020-A, Class A3
1.85%, 3/15/23	798	801

GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	340	342

GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3
1.84%, 9/16/24	636	641

Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3
1.95%, 7/17/23(1)	2,129	2,140

Santander Drive Auto Receivables Trust, Series 2021-2, Class A2
0.28%, 4/15/24	845	846

Santander Drive Auto Receivables Trust, Series 2021-3, Class A2
0.29%, 5/15/24	2,000	2,000

Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(1)	971	972

Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	17	17

World Omni Auto Receivables Trust, Series 2021-B, Class A2
0.20%, 7/15/24	1,000	1,000

		12,622

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 14.9% continued

Commercial Mortgage-Backed Securities – 6.7%

Benchmark Mortgage Trust, Series 2019-B12, Class A2
3.00%, 8/15/52	$750	$786

Citigroup Commercial Mortgage Trust, Series 2016-C1, Class A4
3.21%, 5/10/49	2,250	2,422

GS Mortgage Securities Trust, Series 2016-GS2, Class A4
3.05%, 5/10/49	4,435	4,735

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-C28, Class A4
3.23%, 10/15/48	4,090	4,341

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4
4.26%, 10/15/46	575	608

Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A5
3.45%, 2/15/48	4,415	4,739

Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4
3.70%, 11/15/48	4,335	4,725

Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class A4
3.72%, 12/15/48	5,175	5,650

Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4
3.43%, 3/15/59	2,270	2,460

Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class A6
3.64%, 1/15/59	2,225	2,429

		32,895

Credit Card – 3.8%

Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1
2.84%, 12/15/24	1,005	1,015

Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	5,000	4,991

Discover Card Execution Note Trust, Series 2019-A1, Class A1
3.04%, 7/15/24	3,700	3,731

Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	1,300	1,297

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    279    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 14.9% continued

Credit Card – 3.8% continued

Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.43%, 10/15/23(2)	$1,000	$1,000

Master Credit Card Trust II, Series 2020-1A, Class A
1.99%, 9/21/24(1)	2,200	2,254

Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	3,210	3,250

World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	1,000	1,019

		18,557

Other – 1.7%

CNH Equipment Trust, Series 2018-A, Class A3
3.12%, 7/17/23	339	341

CNH Equipment Trust, Series 2019-A, Class A3
3.01%, 4/15/24	1,401	1,419

CNH Equipment Trust, Series 2019-B, Class A3
2.52%, 8/15/24	1,318	1,334

John Deere Owner Trust, Series 2019-A, Class A3
2.91%, 7/17/23	752	759

Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	2,760	2,754

Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	1,550	1,570

		8,177

Total Asset-Backed Securities
(Cost $72,698)		72,752

CORPORATE BONDS – 41.1%

Aerospace & Defense – 0.5%

Boeing (The) Co.,
4.51%, 5/1/23	1,000	1,056
1.95%, 2/1/24	1,300	1,330

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Aerospace & Defense – 0.5% continued

Howmet Aerospace, Inc.,
5.13%, 10/1/24	$200	$221

		2,607

Airlines – 0.6%

American Airlines Group, Inc.,
3.75%, 3/1/25 (1)	1,100	991

Delta Air Lines, Inc.,
2.90%, 10/28/24	480	491

Southwest Airlines Co.,
4.75%, 5/4/23	1,000	1,065

United Airlines Pass Through Trust, Series 2020-1, Class B,
4.88%, 1/15/26	448	473

		3,020

Apparel & Textile Products – 0.2%

VF Corp.,
2.05%, 4/23/22	1,000	1,009

Automobiles Manufacturing – 4.0%

American Honda Finance Corp.,
0.88%, 7/7/23	1,790	1,804

BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	800	839

Daimler Finance North America LLC,
2.20%, 10/30/21 (1)	1,050	1,051
0.75%, 3/1/24 (1)	600	601

Ford Motor Credit Co. LLC,
4.25%, 9/20/22	500	511
3.38%, 11/13/25	800	822

General Motors Co.,
5.40%, 10/2/23	1,000	1,091

General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 0.76%), 0.81%, 3/8/24 (2)	2,000	2,019
3.50%, 11/7/24	1,050	1,124

Hyundai Capital America,
1.25%, 9/18/23 (1)	410	414
0.80%, 1/8/24 (1)	800	797
0.88%, 6/14/24 (1)	700	696

Nissan Motor Acceptance Co. LLC,
(Floating, ICE LIBOR USD 3M + 0.64%), 0.75%, 3/8/24 (1) (2)	1,300	1,303

Toyota Motor Credit Corp.,
0.45%, 1/11/24	3,000	2,993

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    280    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Automobiles Manufacturing – 4.0% continued

Volkswagen Group of America Finance LLC,
2.90%, 5/13/22 (1)	$2,050	$2,082
3.13%, 5/12/23 (1)	630	654
0.88%, 11/22/23 (1)	1,000	1,005

		19,806

Banks – 1.1%

CIT Bank N.A.,
(Variable, U.S. SOFR + 1.72%), 2.97%, 9/27/25 (3)	450	473

Citizens Financial Group, Inc.,
4.30%, 2/11/31	930	1,008

Fifth Third Bancorp,
2.38%, 1/28/25	265	276

KeyBank N.A.,
1.25%, 3/10/23	600	608
(Variable, U.S. SOFR + 0.34%),
0.42%, 1/3/24 (3)	1,300	1,300
(Variable, U.S. SOFR + 0.32%),
0.43%, 6/14/24 (3)	1,500	1,499

Wells Fargo & Co., (Variable, U.S. SOFR + 0.51%),
0.81%, 5/19/25 (3)	380	380

		5,544

Biotechnology – 0.3%

Gilead Sciences, Inc.,
0.75%, 9/29/23	1,545	1,545

Cable & Satellite – 0.1%

Cable One, Inc.,
4.00%, 11/15/30(1)	680	677

Chemicals – 0.7%

Avery Dennison Corp.,
0.85%, 8/15/24	730	730

DuPont de Nemours, Inc.,
4.21%, 11/15/23	890	956

Eastman Chemical Co.,
3.50%, 12/1/21	1,110	1,116

Westlake Chemical Corp.,
0.88%, 8/15/24	400	400

		3,202

Commercial Finance – 0.6%

Air Lease Corp.,
3.50%, 1/15/22	986	995

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Commercial Finance – 0.6% continued

0.80%, 8/18/24	$980	$974

Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,096

		3,065

Construction Materials Manufacturing – 0.1%

Martin Marietta Materials, Inc.,
0.65%, 7/15/23	470	471

Consumer Finance – 2.9%

Ally Financial, Inc.,
3.88%, 5/21/24	1,000	1,076

American Express Co.,
2.50%, 7/30/24	1,540	1,619

Capital One Financial Corp.,
3.50%, 6/15/23	1,000	1,051

Fidelity National Information Services, Inc.,
0.60%, 3/1/24	340	339

Fiserv, Inc.,
2.75%, 7/1/24	260	274

Global Payments, Inc.,
2.65%, 2/15/25	500	523

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	1,100	1,089

OneMain Finance Corp.,
3.50%, 1/15/27	650	650

PayPal Holdings, Inc.,
1.35%, 6/1/23	1,050	1,067
2.40%, 10/1/24	660	694

Square, Inc.,
2.75%, 6/1/26 (1)	1,850	1,875

Starwood Property Trust, Inc.,
3.63%, 7/15/26 (1)	500	504

Synchrony Financial,
2.85%, 7/25/22	230	234
4.25%, 8/15/24	1,940	2,096

United Wholesale Mortgage LLC,
5.50%, 4/15/29 (1)	1,000	971

		14,062

Consumer Products – 0.2%

Unilever Capital Corp.,
0.63%, 8/12/24	800	801

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    281    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Containers & Packaging – 0.3%

Graphic Packaging International LLC,
4.75%, 7/15/27(1)	$1,180	$1,277

Department Stores – 0.2%

Nordstrom, Inc.,
2.30%, 4/8/24	1,000	1,000

Diversified Banks – 2.3%

Bank of America Corp.,
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%),
0.53%, 5/28/24 (2)	5,000	5,014
(Floating, U.S. SOFR + 0.73%),
0.78%, 10/24/24 (2)	1,640	1,656
(Floating, ICE LIBOR USD 3M +
0.76%), 0.88%, 9/15/26 (2)	895	894

Citigroup, Inc.,
(Floating, ICE LIBOR USD 3M + 0.69%), 0.82%, 10/27/22 (2)	1,010	1,016
(Variable, U.S. SOFR + 0.67%), 0.98%, 5/1/25 (3)	1,200	1,204

JPMorgan Chase & Co., (Floating, U.S. SOFR + 0.58%),
0.63%, 6/23/25 (2)	500	503
(Variable, U.S. SOFR + 0.70%), 1.04%, 2/4/27 (3)	760	745

		11,032

Electrical Equipment Manufacturing – 0.5%

Amphenol Corp.,
2.05%, 3/1/25	780	805

Keysight Technologies, Inc.,
4.55%, 10/30/24	850	940

Otis Worldwide Corp.,
2.06%, 4/5/25	815	842

		2,587

Entertainment Content – 0.2%

Fox Corp.,
3.67%, 1/25/22	700	707

Exploration & Production – 0.7%

EQT Corp.,
6.63%, 2/1/25	1,100	1,259

Occidental Petroleum Corp.,
2.70%, 2/15/23	1,070	1,083

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Exploration & Production – 0.7% continued

Pioneer Natural Resources Co.,
1.13%, 1/15/26	$1,160	$1,145

		3,487

Financial Services – 2.5%

Ares Capital Corp.,
4.20%, 6/10/24	950	1,019
2.15%, 7/15/26	400	401

Charles Schwab (The) Corp.,
(Floating, U.S. SOFR + 0.50%),
0.55%, 3/18/24 (2)	2,000	2,016

Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	576

Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 1.05%), 1.17%, 6/5/23 (2)	1,255	1,263
(Variable, U.S. SOFR + 0.61%), 0.86%, 2/12/26 (3)	610	604

Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
4.75%, 9/15/24	950	988

Intercontinental Exchange, Inc.,
0.70%, 6/15/23	230	231
3.45%, 9/21/23	830	876

Morgan Stanley,
3.70%, 10/23/24	1,000	1,085
(Variable, U.S. SOFR + 1.15%), 2.72%, 7/22/25 (3)	230	241

Nasdaq, Inc.,
0.45%, 12/21/22	510	510

National Securities Clearing Corp.,
0.40%, 12/7/23 (1)	2,000	2,001

TD Ameritrade Holding Corp.,
2.95%, 4/1/22	400	403

		12,214

Food & Beverage – 1.9%

Cargill, Inc.,
0.40%, 2/2/24 (1)	900	898

Conagra Brands, Inc.,
0.50%, 8/11/23	690	690

Hershey (The) Co.,
0.90%, 6/1/25	590	590

Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	700	701

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    282    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Food & Beverage – 1.9% continued

Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	$660	$725

McCormick & Co., Inc.,
2.70%, 8/15/22	1,410	1,436
0.90%, 2/15/26	450	442

Nestle Holdings, Inc.,
0.61%, 9/14/24 (1)	2,300	2,301

Tyson Foods, Inc.,
4.50%, 6/15/22	1,330	1,355

		9,138

Forest & Paper Products Manufacturing – 0.5%

Georgia-Pacific LLC,
0.63%, 5/15/24 (1)	2,100	2,098

Mercer International, Inc.,
5.13%, 2/1/29	250	255

		2,353

Funds & Trusts – 0.2%

Blackstone Private Credit Fund,
1.75%, 9/15/24(1)	900	899

Hardware – 0.4%

Dell International LLC/EMC Corp.,
5.45%, 6/15/23	460	493

Hewlett Packard Enterprise Co.,
4.40%, 10/15/22	555	574
4.45%, 10/2/23	1,000	1,071

		2,138

Health Care Facilities & Services – 0.7%

Cigna Corp.,
1.25%, 3/15/26	580	579

CVS Health Corp.,
2.63%, 8/15/24	1,200	1,260

HCA, Inc.,
4.75%, 5/1/23	1,150	1,222
5.00%, 3/15/24	500	549

		3,610

Homebuilders – 0.6%

D.R. Horton, Inc.,
2.50%, 10/15/24	750	786

Forestar Group, Inc.,
5.00%, 3/1/28 (1)	1,100	1,136

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Homebuilders – 0.6% continued

Lennar Corp.,
4.75%, 11/15/22	$800	$826

		2,748

Industrial Other – 0.3%

Parker-Hannifin Corp.,
2.70%, 6/14/24	900	945

WW Grainger, Inc.,
1.85%, 2/15/25	650	670

		1,615

Internet Media – 0.2%

Expedia Group, Inc.,
3.60%, 12/15/23	1,000	1,059

Life Insurance – 2.7%

AIG Global Funding,
0.45%, 12/8/23 (1)	640	640

Athene Global Funding,
3.00%, 7/1/22 (1)	400	408
0.95%, 1/8/24 (1)	1,900	1,909

Brighthouse Financial Global Funding,
0.60%, 6/28/23 (1)	860	861
(Floating, U.S. SOFR + 0.76%), 0.81%, 4/12/24 (1) (2)	400	403

GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 0.55%, 9/13/24 (1)	2,400	2,410

Metropolitan Life Global Funding I,
0.90%, 6/8/23 (1)	340	343
0.40%, 1/7/24 (1)	1,600	1,592

Principal Life Global Funding II,
0.50%, 1/8/24 (1)	1,200	1,198
2.25%, 11/21/24 (1)	930	968

Protective Life Global Funding,
0.63%, 10/13/23 (1)	200	201
0.47%, 1/12/24 (1)	1,100	1,095
0.78%, 7/5/24 (1)	500	500

Security Benefit Global Funding,
1.25%, 5/17/24	700	705

		13,233

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    283    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Machinery Manufacturing – 0.2%

CNH Industrial Capital LLC,
1.95%, 7/2/23	$210	$215
4.20%, 1/15/24	730	783

		998

Managed Care – 0.5%

Anthem, Inc.,
2.38%, 1/15/25	1,180	1,229

UnitedHealth Group, Inc.,
2.38%, 8/15/24	1,170	1,226

		2,455

Mass Merchants – 0.3%

Dollar Tree, Inc.,
3.70%, 5/15/23	1,340	1,405

Medical Equipment & Devices Manufacturing – 0.2%

Alcon Finance Corp.,
2.75%, 9/23/26 (1)	400	422

Stryker Corp.,
0.60%, 12/1/23	520	520

		942

Oil & Gas Services & Equipment – 0.1%

Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.,
2.77%, 12/15/22	430	442

Pharmaceuticals – 1.0%

GlaxoSmithKline Capital, Inc.,
3.38%, 5/15/23	1,000	1,049

Horizon Therapeutics U.S.A., Inc.,
5.50%, 8/1/27 (1)	1,000	1,060

Viatris, Inc.,
1.13%, 6/22/22 (1)	2,600	2,614

		4,723

Pipeline – 0.4%

Energy Transfer L.P./Regency Energy Finance Corp.,
5.88%, 3/1/22	690	696

ONEOK, Inc.,
2.20%, 9/15/25	500	511

Plains All American Pipeline L.P.,
(Variable, ICE LIBOR USD 3M + 4.11%), 6.13%, 11/15/22 (3) (4)	525	475

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Pipeline – 0.4% continued

Southern Natural Gas Co. LLC,
0.63%, 4/28/23 (1)	$290	$290

		1,972

Power Generation – 0.3%

Calpine Corp.,
4.50%, 2/15/28 (1)	900	918

NRG Energy, Inc.,
3.75%, 6/15/24 (1)	300	320

Terraform Global Operating LLC,
6.13%, 3/1/26 (1)	395	406

		1,644

Property & Casualty Insurance – 0.4%

Allstate (The) Corp.,
3.15%, 6/15/23	1,000	1,047

Aon Corp.,
2.20%, 11/15/22	1,000	1,020

		2,067

Publishing & Broadcasting – 0.1%

News Corp.,
3.88%, 5/15/29(1)	300	308

Real Estate – 2.7%

American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	1,898	1,976

American Tower Corp.,
2.40%, 3/15/25	945	983
1.30%, 9/15/25	940	940

Boston Properties L.P.,
3.85%, 2/1/23	1,000	1,037

Corporate Office Properties L.P.,
2.25%, 3/15/26	400	410

Crown Castle International Corp.,
3.15%, 7/15/23	1,575	1,644

Equinix, Inc.,
2.63%, 11/18/24	975	1,021

Healthpeak Properties, Inc.,
3.25%, 7/15/26	1,150	1,248

Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	480	498

iStar, Inc.,
4.75%, 10/1/24	540	571

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    284    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Real Estate – 2.7% continued

MPT Operating Partnership L.P./MPT Finance Corp.,
4.63%, 8/1/29	$1,100	$1,180

Simon Property Group L.P.,
2.00%, 9/13/24	870	900

Welltower, Inc.,
3.63%, 3/15/24	650	693

		13,101

Refining & Marketing – 1.3%

CVR Energy, Inc.,
5.25%, 2/15/25 (1)	1,100	1,089

Phillips 66,
4.30%, 4/1/22	891	909
3.70%, 4/6/23	300	314
3.85%, 4/9/25	1,900	2,071

Valero Energy Corp.,
2.70%, 4/15/23	390	402
1.20%, 3/15/24	1,340	1,355

		6,140

Retail - Consumer Discretionary – 0.4%

Carvana Co.,
5.50%, 4/15/27 (1)	750	766

eBay, Inc.,
1.90%, 3/11/25	1,300	1,339

		2,105

Retail - Consumer Staples – 0.3%

Bunge Ltd. Finance Corp.,
1.63%, 8/17/25	1,310	1,324

Semiconductors – 0.8%

Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 10/1/24 (2)	200	200

Microchip Technology, Inc.,
0.98%, 9/1/24 (1)	920	919

NVIDIA Corp.,
0.58%, 6/14/24	600	601

Skyworks Solutions, Inc.,
0.90%, 6/1/23	1,960	1,964

		3,684

Software & Services – 1.2%

Autodesk, Inc.,
3.60%, 12/15/22	1,000	1,029

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Software & Services – 1.2% continued

Oracle Corp.,
2.95%, 11/15/24	$2,000	$2,121

PTC, Inc.,
4.00%, 2/15/28 (1)	1,190	1,221

Roper Technologies, Inc.,
0.45%, 8/15/22	120	120
2.35%, 9/15/24	470	492

Vmware, Inc.,
0.60%, 8/15/23	930	931

		5,914

Supermarkets & Pharmacies – 0.1%

7-Eleven, Inc.,
0.95%, 2/10/26(1)	600	589

Transportation & Logistics – 0.5%

Cargo Aircraft Management, Inc.,
4.75%, 2/1/28 (1)	1,200	1,241

PACCAR Financial Corp.,
0.80%, 6/8/23	120	120

Ryder System, Inc.,
2.88%, 6/1/22	1,090	1,106

		2,467

Travel & Lodging – 0.3%

Hyatt Hotels Corp.,
1.80%, 10/1/24	1,500	1,503

Utilities – 3.2%

Ameren Corp.,
2.50%, 9/15/24	420	439

Ameren Illinois Co.,
0.38%, 6/15/23	530	529

American Electric Power Co., Inc.,
3.65%, 12/1/21	1,115	1,121
1.00%, 11/1/25	675	667

Black Hills Corp.,
1.04%, 8/23/24	1,020	1,020

CenterPoint Energy, Inc.,
(Floating, U.S. SOFR + 0.65%), 0.70%, 5/13/24 (2)	740	742

Cleco Power LLC,
(Floating, ICE LIBOR USD 3M + 0.50%), 0.62%, 6/15/23 (1) (2)	700	700

DTE Energy Co.,
1.05%, 6/1/25	1,660	1,647

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    285    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 41.1% continued

Utilities – 3.2% continued

Duke Energy Corp.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 6/10/23 (2)	$1,400	$1,402
3.75%, 4/15/24	1,000	1,067

Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 0.35%, 6/28/24 (2)	1,000	1,001

NextEra Energy Capital Holdings, Inc.,
0.65%, 3/1/23	880	883

OGE Energy Corp.,
0.70%, 5/26/23	700	700

ONE Gas, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.72%, 3/11/23 (2)	732	732

PPL Electric Utilities Corp.,
(Floating, U.S. SOFR + 0.33%), 0.38%, 6/24/24 (2)	550	551

WEC Energy Group, Inc.,
0.80%, 3/15/24	810	812

Xcel Energy, Inc.,
0.50%, 10/15/23	1,740	1,742

		15,755

Waste & Environment Services & Equipment – 0.6%

Republic Services, Inc.,
2.50%, 8/15/24	1,680	1,759

Stericycle, Inc.,
5.38%, 7/15/24 (1)	630	646

Waste Management, Inc.,
0.75%, 11/15/25	600	592

		2,997

Wireless Telecommunications Services – 0.5%

T-Mobile U.S.A., Inc.,
3.50%, 4/15/25	1,700	1,832

Verizon Communications, Inc.,
0.85%, 11/20/25	790	781

		2,613

Wireline Telecommunications Services – 0.2%

Level 3 Financing, Inc.,
4.63%, 9/15/27(1)	1,100	1,132

Total Corporate Bonds

(Cost $198,858)		201,186

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS – 20.6%

Airlines – 0.2%

Air Canada,
3.88%, 8/15/26(1)	$980	$989

Banks – 6.6%

ANZ New Zealand International Ltd.,
3.40%, 3/19/24 (1)	1,000	1,067

Bank of New Zealand,
2.00%, 2/21/25 (1)	1,170	1,204

Banque Federative du Credit Mutuel S.A.,
0.65%, 2/27/24 (1)	800	799

BPCE S.A.,
1.00%, 1/20/26 (1)	490	482

Commonwealth Bank of Australia,
7/7/25 (1) (2) (5)	1,000	1,002
(Floating, U.S. SOFR + 0.52%), 0.57%, 6/15/26 (1)	2,700	2,715

Cooperatieve Rabobank U.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 1.34%, 6/24/26 (1) (3)	1,950	1,948

Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.87%), 2.13%, 11/24/26 (3)	1,450	1,473

Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 0.48%, 5/21/24 (1)	1,500	1,503
2.05%, 2/10/25 (1)	1,500	1,543

ING Groep N.V.,
1.06%, 4/1/27	1,400	1,414

Lloyds Banking Group PLC,
4.05%, 8/16/23	500	532
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.00%), 2.44%, 2/5/26	1,110	1,151

Macquarie Bank Ltd.,
2.30%, 1/22/25 (1)	1,000	1,040

National Bank of Canada,
2.10%, 2/1/23	1,400	1,431
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.40%), 0.55%, 11/15/24 (3)	1,200	1,198

Nationwide Building Society,
0.55%, 1/22/24 (1)	1,470	1,465

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    286    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 20.6% continued

Banks – 6.6% continued

NatWest Markets PLC,
0.80%, 8/12/24 (1)	$1,400	$1,397

Nordea Bank Abp,
0.63%, 5/24/24 (1)	1,300	1,298

Skandinaviska Enskilda Banken AB,
0.65%, 9/9/24 (1)	900	897

Svenska Handelsbanken AB,
0.55%, 6/11/24 (1)	1,700	1,696

Westpac Banking Corp.,
2.35%, 2/19/25	1,170	1,224
(Floating, U.S. SOFR + 0.52%), 0.57%, 6/3/26 (2)	4,000	4,022

		32,501

Cable & Satellite – 0.3%

Sky Ltd.,
3.75%, 9/16/24(1)	1,490	1,619

Commercial Finance – 0.7%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,100	1,089

Avolon Holdings Funding Ltd.,
2.88%, 2/15/25 (1)	1,000	1,029

Fly Leasing Ltd.,
7.00%, 10/15/24 (1)	370	367

SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (1)	900	951

		3,436

Containers & Packaging – 0.2%

Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27(1)	1,000	1,018

Diversified Banks – 5.0%

Bank of Montreal,
(Floating, U.S. SOFR + 0.35%), 0.40%, 12/8/23 (2)	1,050	1,054
(Floating, U.S. SOFR + 0.62%), 0.67%, 9/15/26 (2)	2,600	2,610

Bank of Nova Scotia (The),
1.63%, 5/1/23	1,000	1,020
4.50%, 12/16/25	300	337

Barclays PLC,
1.01%, 12/10/24 (3)	685	688

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 20.6% continued

Diversified Banks – 5.0% continued

BNP Paribas S.A.,
2.82%, 11/19/25 (1) (3)	$1,110	$1,163
(Variable, U.S. SOFR + 1.00%), 1.32%, 1/13/27 (1) (3)	500	492

Credit Agricole S.A.,
(Floating, ICE LIBOR USD 3M + 1.02%), 1.15%, 4/24/23 (1) (2)	1,045	1,059
3.25%, 10/4/24 (1)	800	853

HSBC Holdings PLC,
3.26%, 3/13/23	1,000	1,013
0.73%, 8/17/24	1,490	1,491
1.59%, 5/24/27 (3)	1,300	1,291

Macquarie Group Ltd.,
(Floating, U.S. SOFR + 0.92%), 0.97%, 9/23/27 (1) (2)	2,000	2,014

Mitsubishi UFJ Financial Group, Inc.,
2.80%, 7/18/24	1,000	1,054
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.55%), 0.95%, 7/19/25 (3)	1,450	1,452

Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.72%, 9/8/24 (2)	1,500	1,508

Natwest Group PLC,
1.64%, 6/14/27 (3)	500	500

Royal Bank of Canada,
1.15%, 6/10/25	550	551
(Floating, U.S. SOFR + 0.57%), 0.62%, 4/27/26 (2)	1,000	1,004

Societe Generale S.A.,
2.63%, 10/16/24 (1)	1,000	1,040

Sumitomo Mitsui Financial Group, Inc.,
0.51%, 1/12/24	200	199
2.45%, 9/27/24	1,200	1,254

Toronto-Dominion Bank (The),
0.45%, 9/11/23	800	800

		24,447

Exploration & Production – 0.5%

Canadian Natural Resources Ltd.,
2.95%, 1/15/23	1,000	1,029

Sinopec Group Overseas Development 2018 Ltd.,
2.50%, 11/12/24 (1)	1,495	1,561

		2,590

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    287    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 20.6% continued

Financial Services – 1.0%

LSEGA Financing PLC,
0.65%, 4/6/24 (1)	$900	$898

Sumitomo Mitsui Trust Bank Ltd.,
(Floating, U.S. SOFR + 0.44%), 0.49%, 9/16/24 (1) (2)	1,900	1,904

UBS A.G.,
0.38%, 6/1/23 (1)	630	629
0.70%, 8/9/24 (1)	400	400

UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.83%), 1.01%, 7/30/24 (1) (3)	1,000	1,006

		4,837

Food & Beverage – 0.2%

JBS U.S.A. LUX S.A./JBS U.S.A. Food Co./JBS U.S.A. Finance, Inc.,
5.50%, 1/15/30(1)	725	806

Government Agencies – 0.2%

Kommunalbanken AS,
0.38%, 9/11/25(1)	1,100	1,080

Government Development Banks – 0.4%

Kreditanstalt fuer Wiederaufbau,
0.50%, 9/20/24	1,860	1,856

Government Local – 0.2%

Japan Finance Organization for Municipalities,
1.75%, 9/5/24(1)	1,020	1,049

Hardware – 0.2%

Seagate HDD Cayman,
4.88%, 3/1/24	600	647
3.13%, 7/15/29 (1)	235	227

		874

Industrial Other – 0.1%

Element Fleet Management Corp.,
1.60%, 4/6/24(1)	700	710

Integrated Oils – 0.4%

BP Capital Markets PLC,
3.81%, 2/10/24	1,510	1,621

Saudi Arabian Oil Co.,
1.25%, 11/24/23 (1)	200	201

		1,822

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 20.6% continued

Medical Equipment & Devices Manufacturing – 0.2%

DH Europe Finance II S.a.r.l.,
2.20%, 11/15/24	$840	$875

Metals & Mining – 0.3%

FMG Resources Pty. Ltd., Series 2006,
5.13%, 5/15/24 (1)	1,000	1,068

Glencore Finance Canada Ltd.,
4.95%, 11/15/21 (1)	600	602

		1,670

Pharmaceuticals – 1.0%

AstraZeneca PLC,
0.70%, 4/8/26	3,079	3,014

Bausch Health Cos., Inc.,
6.13%, 4/15/25 (1)	843	860

GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	1,000	1,002

		4,876

Pipeline – 0.1%

Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 2/17/23 (2)	160	161
2.50%, 1/15/25	510	531

		692

Power Generation – 0.3%

Drax Finco PLC,
6.63%, 11/1/25(1)	1,200	1,239

Property & Casualty Insurance – 0.2%

Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc.,
7.63%, (100% Cash),
10/15/25(1) (6)	740	786

Railroad – 0.2%

Canadian Pacific Railway Co.,
4.50%, 1/15/22	1,000	1,012

Software & Services – 0.2%

Open Text Corp.,
3.88%, 2/15/28(1)	1,100	1,122

Supranationals – 0.6%

European Investment Bank,
0.38%, 7/24/24	3,000	2,987

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    288    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 20.6% continued

Travel & Lodging – 0.0%

Royal Caribbean Cruises Ltd.,
5.25%, 11/15/22	$176	$180

Wireless Telecommunications Services – 0.6%

America Movil S.A.B. de C.V.,
3.13%, 7/16/22	800	817

Rogers Communications, Inc.,
0.73%, 3/22/22	1,000	1,003

Vodafone Group PLC,
2.95%, 2/19/23	1,000	1,033

		2,853

Wireline Telecommunications Services – 0.7%

Altice France Holding S.A.,
6.00%, 2/15/28 (1)	1,000	960

Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	2,000	2,001

NTT Finance Corp.,
0.58%, 3/1/24 (1)	200	200

		3,161

Total Foreign Issuer Bonds

(Cost $100,402)		101,087

U.S. GOVERNMENT AGENCIES – 7.5% (7)

Fannie Mae – 2.8%

Pool #555649,
7.50%, 10/1/32	11	13

Pool #AD0915,
5.50%, 12/1/38	24	28

Pool #AI3471,
5.00%, 6/1/41	68	77

Pool #BA6574,
3.00%, 1/1/31	842	890

Pool #BC0266,
3.50%, 2/1/31	748	806

Pool #BC1465,
2.50%, 7/1/31	456	477

Pool #BE0514,
2.50%, 11/1/31	1,370	1,434

Pool #BM1239,
3.50%, 2/1/32	821	880

Pool #BM4485,
3.00%, 9/1/30	1,589	1,675

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 7.5% (7) continued

Fannie Mae – 2.8% continued

Pool #BM5017,
3.00%, 3/1/30	$770	$815

Pool #BM5525,
4.00%, 3/1/31	283	300

Pool #BM5708,
3.00%, 12/1/29	131	138

Pool #FM1773,
3.00%, 12/1/31	747	786

Pool #FM1849,
3.50%, 12/1/33	734	785

Pool #FM1852,
3.00%, 7/1/33	900	951

Pool #FM1897,
3.00%, 9/1/32	742	781

Pool #FM3308,
3.00%, 4/1/32	2,375	2,499

Pool #MA3090,
3.00%, 8/1/32	357	378

		13,713

Freddie Mac – 4.3%

Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	1,000	1,000
0.25%, 8/24/23	4,300	4,298

Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	654	682

Pool #SB0084,
3.00%, 2/1/32	2,395	2,541

Pool #SB0093,
2.50%, 12/1/31	4,112	4,301

Pool #SB0215,
3.00%, 2/1/32	826	871

Pool #SB0216,
3.00%, 12/1/32	1,408	1,488

Pool #SB0329,
3.00%, 9/1/32	1,844	1,949

Pool #ZA2807,
2.50%, 2/1/28	129	135

Pool #ZK9070,
3.00%, 11/1/32	692	733

Pool #ZS6689,
2.50%, 4/1/28	404	424

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    289    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 7.5% (7) continued

Freddie Mac – 4.3% continued

Pool #ZS8598,
3.00%, 2/1/31	$973	$1,030

Pool #ZS8675,
2.50%, 11/1/32	1,448	1,515

		20,967

Freddie Mac Gold – 0.3%

Pool #A92650,
5.50%, 6/1/40	57	66

Pool #E04360,
2.50%, 4/1/28	465	488

Pool #G18641,
3.00%, 4/1/32	268	284

Pool #G18647,
3.00%, 6/1/32	647	683

		1,521

Freddie Mac Non Gold – 0.0%

Pool #1B3617,
(Floating, ICE LIBOR USD 1Y + 1.92%, 1.92% Floor, 11.10% Cap), 2.34%, 10/1/37(2)	75	77

Government National Mortgage Association – 0.1%

Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	645	676

Total U.S. Government Agencies

(Cost $36,441)		36,954

U.S. GOVERNMENT OBLIGATIONS – 11.6%

U.S. Treasury Floating Rate Notes – 3.9%
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.15%, 4/30/22(2)	19,000	19,013

U.S. Treasury Notes – 7.7%
0.13%, 4/30/22	14,200	14,204
0.13%, 12/31/22	6,000	5,998
1.38%, 2/15/23	2,700	2,745
0.13%, 5/15/23	6,000	5,991

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 11.6% continued

U.S. Treasury Notes – 7.7% continued
0.13%, 10/15/23	$4,000	$3,986
0.38%, 4/15/24	5,000	4,994

		37,918

Total U.S. Government Obligations

(Cost $56,908)		56,931

MUNICIPAL BONDS – 1.4%

California – 0.2%

California State Taxable G.O. Unlimited Refunding Bonds, Bid Group B,
2.50%, 10/1/22	910	931

Florida – 0.5%

Florida State Board of Administration Finance Corp. Taxable Revenue Bonds, Series A,
1.26%, 7/1/25	1,100	1,112

Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	500	501

Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	1,035	1,035

		2,648

New York – 0.7%

New York State Thruway Authority Taxable Revenue Refunding Bonds, Series M,
2.12%, 1/1/24	640	660

New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.59%, 8/1/23	500	502

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	2,000	2,026

		3,188

Total Municipal Bonds

(Cost $6,690)		6,767

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    290    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.8%

FlexShares® Disciplined Duration MBS Index Fund(8)	202,000	$4,747

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	4,163,029	4,163

Total Investment Companies

(Cost $8,823)		8,910

Total Investments – 98.9%

(Cost $480,820)		484,587
Other Assets less Liabilities – 1.1%		5,564

NET ASSETS – 100.0%		$490,151

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(6)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(7)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(8)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(9)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MBS - Mortgage Backed Securities

MMY - Money Market Yield

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS
Asset-backed securities	14.9%

Corporate bonds	41.1%

Foreign Issuer Bonds	20.6%

U.S. Government Agencies	7.5%

U.S. Government Obligations	11.6%

Municipal Bonds	1.4%

Investment Companies	1.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    291    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT BOND FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Asset-Backed Securities(1)	$—	$72,752	$—	$72,752
Corporate Bonds(1)	—	201,186	—	201,186
Foreign Issuer Bonds(1)	—	101,087	—	101,087
U.S. Government Agencies(1)	—	36,954	—	36,954
U.S. Government Obligations(1)	—	56,931	—	56,931
Municipal Bonds(1)	—	6,767	—	6,767
Investment Companies	8,910	—	—	8,910
Total Investments	$8,910	$475,677	$—	$484,587

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    292    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 81.2%

Alabama – 0.3%

Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 6/1/24	$400	$437
4.00%, 6/1/25	470	527

Lower Gas District Gas Project Revenue Bonds,
4.00%, 12/1/25(1) (2) (3)	1,500	1,690

		2,654

Arizona – 0.3%

Arizona State IDA Revenue Bonds, Lincoln South Beltway Project,
5.00%, 8/1/23	1,250	1,355

Arizona State Transportation Board Excise TRB, Maricopa County Regional Area,
5.00%, 7/1/22	500	518

Bullhead City Excise Tax Revenue Bonds, Second Series,
1.15%, 7/1/27	375	371
1.30%, 7/1/28	500	493

		2,737

Arkansas – 0.1%

Bryant School District No. 25 Refunding G.O. Limited Bonds (State Aid Withholding),
1.00%, 2/1/25	1,195	1,210

California – 6.5%

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,309

California State Department of Veterans Affairs Home Purchase Taxable Revenue Refunding Bonds, Series A,
0.87%, 6/1/25	1,500	1,501

California State Department of Water Resources Central Valley Project Water System Revenue Bonds, Series AS, Escrowed to Maturity,
5.00%, 12/1/21	90	91

California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	2,700	3,267
5.00%, 12/1/27	2,750	3,448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

California – 6.5% continued
5.00%, 11/1/28	$2,800	$3,578

California State G.O. Unlimited Refunding Bonds, Bid Group B,
5.00%, 11/1/27	5	6

California State G.O. Unlimited Various Purpose Refunding Bonds,
5.00%, 10/1/27	8,500	10,612
5.00%, 4/1/33	5,000	5,560

California State Municipal Finance Authority Insured Revenue Bonds, NCROC-Paradise Valley TEMPS 50 (California Mortgage Insured),
2.00%, 7/1/24	1,200	1,201

Fremont Unified School District G.O. Unlimited TRB, Series B,
2.00%, 8/1/27	1,140	1,179

Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds,
1.40%, 6/1/25	3,425	3,437

Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
8/1/26(4)	805	893
8/1/28(4)	935	1,124

Los Angeles County Development Authority Multifamily Housing Variable Revenue Bonds, Sunny Garden Apartments (HUD Sector 8 Program),
0.20%, 1/1/23(1) (2) (3)	3,000	2,997

Los Angeles County TRANS,
4.00%, 6/30/22	8,200	8,438

Los Angeles Department of Airports Airport Subordinate Taxable Revenue Refunding Bonds, Subseries E,
5/15/27(4)	1,050	1,041

Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,
5.00%, 10/15/24	5,000	5,702

Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/26	1,025	1,178

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    293    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

California – 6.5% continued

San Francisco Municipal Transportation Agency Taxable Revenue Refunding Bonds, Series A,
1.10%, 3/1/27	$1,600	$1,578

		58,140

Colorado – 1.0%

Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Refunding Bonds (State Aid Withholding),
5.00%, 12/1/24	1,000	1,055

Boulder Larimer & Weld Counties St. Vrain Valley School District No. RE-1 G.O. Unlimited Refunding Bonds (State Aid Withholding),
4.00%, 12/15/24	2,025	2,040

Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbel,
5.00%, 11/20/25(1) (2) (3)	3,000	3,550

Colorado State Health Facilities Authority Hospital Variable Revenue Refunding Bonds, Adventhealth Obligation,
5.00%, 11/19/26(1) (2) (3)	1,000	1,211

Weld County School District No. 6 Greeley G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/21	575	579

		8,435

Connecticut – 1.0%

Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,181

Connecticut State G.O. Unlimited Refunding Bonds, Series F,
5.00%, 9/15/23	2,000	2,187

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C-2, Yale University,
5.00%, 2/1/23(1) (2) (3)	5,000	5,317

		8,685

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Delaware – 0.3%

New Castle County Taxable G.O. Unlimited Refunding Bonds, Series B,
7/15/25(4)	$2,825	$2,825

District of Columbia – 0.2%

Washington Convention & Sports Authority Dedicated Tax Revenue Senior Lien Taxable Revenue Refunding Bonds, Series C,
1.19%, 10/1/25	2,000	2,004

Florida – 2.1%

Broward County Airport System Revenue Refunding Bonds, Series B (AMT),
5.00%, 10/1/27	3,500	4,314

Cape Coral Water & Sewer Revenue Refunding Bonds (AGM Insured), Prerefunded,
5.00%, 10/1/21(5)	2,055	2,055

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/23	475	513

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/27	3,115	3,852

Fort Lauderdale Water & Sewer Revenue Refunding Bonds,
5.00%, 9/1/23	2,305	2,514

Jacksonville Sales Tax Revenue Refunding Bonds,
5.00%, 10/1/27	2,000	2,095

Miami-Dade County Housing Finance Authority Multifamily Housing Variable Revenue Bonds, Sunset Bay Apartments,
0.25%, 12/1/22(1) (2) (3)	2,500	2,499

Sarasota County Infrastructure Sales Surtax Revenue Refunding Bonds,
5.00%, 10/1/21	1,000	1,000

		18,842

Georgia – 2.6%

Atlanta Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,000	1,265

Georgia State G.O. Unlimited Refunding Bonds, Series E,
5.00%, 12/1/27	2,000	2,443

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    294    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Georgia – 2.6% continued

Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/25	$2,000	$2,330
5.00%, 6/1/26	1,230	1,478

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/23(1) (2) (3)	5,000	5,314

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(1) (2) (3)	3,400	3,640

Main Street Natural Gas, Inc. Gas Supply Variable Revenue Bonds, Series B,
4.00%, 12/2/24(1) (2) (3)	5,000	5,510

Northwest Housing Authority MFH Revenue Bonds, Spring Grove Apartments Project (HUD Sector 8 Program),
0.25%, 10/1/23(1) (2) (3)	1,450	1,447

		23,427

Hawaii – 3.1%

Hawaii State G.O. Unlimited Bonds, Series EH, Unrefunded Balance,
5.00%, 8/1/28	2,000	2,168

Hawaii State G.O. Unlimited Bonds, Series FT,
5.00%, 1/1/28	2,100	2,628

Hawaii State G.O. Unlimited Refunding Bonds, Series EF,
5.00%, 11/1/21	5,000	5,018

Hawaii State Taxable G.O. Unlimited Bonds, Series GE,
10/1/25(4)	3,200	3,203

Hawaii State Taxable G.O. Unlimited Refunding Bonds, Series GJ,
8/1/25(4)	3,250	3,252

Honolulu City & County Adjustable G.O. Unlimited Bonds, Honolulu Rail Transit Project,
5.00%, 9/1/23(1) (2) (3)	5,000	5,386

Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	725	874

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Hawaii – 3.1% continued

Honolulu G.O. Unlimited Bonds, Honolulu Rail Transit Project,
5.00%, 3/1/27	$4,400	$5,400

		27,929

Illinois – 0.3%

Champaign Coles Et al. Counties Community College District No. 505 G.O. Unlimited Refunding Bonds, Series B, Parkland College,
5.00%, 12/1/24	1,315	1,494

Cook County Community College District No. 504 Triton G.O. Unlimited Bonds, Alternative Revenue Source,
5.00%, 6/1/22	1,150	1,185

		2,679

Indiana – 1.5%

Carmel Clay School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/25	1,825	2,056

Carmel in Local Public Improvement Bond Bank Revenue Bonds, Series A,
4.00%, 7/15/28	900	1,071

Finance Wastewater Utilities Revenue Refunding Bonds, First Lien CWA Authority, Project S,
5.00%, 10/1/25	2,500	2,943
5.00%, 10/1/27	1,200	1,492

Indiana Finance Authority Water Utility Second Lien Revenue Bonds, Citizens Energy Group,
2.95%, 10/1/22	1,750	1,787

Indiana State Finance Authority Health System Revenue Refunding Bonds, Indiana University Health,
5.00%, 12/1/22	4,000	4,224

		13,573

Iowa – 0.8%

Ankeny Community School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/25	1,815	2,099

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    295    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Iowa – 0.8% continued

University of Iowa Facilities Corp. Revenue Refunding Bonds,
5.00%, 6/1/22	$2,240	$2,311
5.00%, 6/1/23	2,470	2,665

		7,075

Kansas – 2.2%

Leawood G.O. Unlimited Temporary Notes,
1.50%, 9/1/22	8,625	8,728

Manhattan G.O. Unlimited Bonds, Series 01,
1.88%, 6/15/23	1,375	1,377

Manhattan G.O. Unlimited Temporary Notes, Series 2020-03,
0.75%, 6/15/24	6,635	6,637

Scott County Unified School District No. 466 G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 9/1/25(5)	1,000	1,175

Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,233

		19,150

Kentucky – 1.2%

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply,
4.00%, 1/1/25(1) (2) (3)	8,725	9,610

Louisville & Jefferson County Metro Government G.O. Unlimited Bonds, Series A,
5.00%, 10/1/27	1,050	1,308

		10,918

Louisiana – 1.6%

Lafayette Parish G.O. Unlimited Refunding Bonds,
5.00%, 3/1/24	500	555

Lafayette Public Power Authority Electric Revenue Bonds,
5.00%, 11/1/26	1,900	1,995

Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
5.00%, 4/1/26	1,550	1,843

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Louisiana – 1.6% continued

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/29	$6,810	$6,951

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, LCTCS Act 360 Project (BAM Insured),
5.00%, 10/1/25	2,495	2,917

		14,261

Maine – 0.1%

Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),
1.30%, 7/1/26	1,000	999

Maryland – 1.1%

Maryland State Department of Transportation Consolidated Revenue Refunding Bonds, Series B,
5.00%, 12/1/27	5,000	6,257

Maryland State G.O. Unlimited Bonds, First Series,
5.00%, 6/1/26	3,000	3,366

		9,623

Massachusetts – 4.1%

Concord G.O. Limited Refunding Bonds, Municipal Purpose Loan,
4.00%, 9/15/23	500	537

Massachusetts State Clean Water Trust Revenue Bonds, Series 22, Green Bonds,
5.00%, 8/1/27	2,000	2,491

Massachusetts State Department of Transportation Metropolitan Highway System Variable Revenue Refunding Bonds, Subordinate Contracts,
5.00%, 1/1/23(1) (2) (3)	10,000	10,583

Massachusetts State G.O. Limited bonds, Series A, Prerefunded,
4.50%, 12/1/21(5)	2,000	2,014

Massachusetts State G.O. Limited Refunding Bonds, Series E,
3.00%, 12/1/27	1,190	1,348

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    296    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Massachusetts – 4.1% continued

Massachusetts State HFA Sustainability Revenue Bonds, Series A-2 (HUD Sector 8 Program),
0.45%, 12/1/24	$725	$724

Massachusetts State School Building Authority Sales Tax Revenue Refunding Bonds, Senior Series A, Prerefunded,
5.00%, 8/15/22(5)	10,000	10,420

Massachusetts State School Building Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 8/15/23	1,575	1,641

Massachusetts State Variable G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/23(1) (2) (3)	5,000	5,396

Wellesley G.O. Unlimited Refunding Bonds,
5.00%, 4/1/25	1,215	1,410

		36,564

Michigan – 1.8%

Grand Valley State University Revenue Bonds,
5.00%, 12/1/24	750	855

Michigan State Finance Authority Adjustable Revenue Refunding Bonds, Trinity Health,
5.00%, 2/1/25(1) (2) (3)	3,000	3,443

Michigan State Finance Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 7/1/24(1) (2) (3)	5,000	5,499

Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Corp.,
5.00%, 12/1/22	2,000	2,112

Michigan State Strategic Fund Ltd. Obligation Taxable Revenue Bonds, Flint Water Advocacy,
1.12%, 9/1/25	1,900	1,901

Romeo Community School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
2.00%, 5/1/22	2,025	2,046

		15,856

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Minnesota – 4.1%

Lakeville Independent School District No. 194 G.O. Unlimited Bonds, Series A (School District Credit Program),
3.00%, 2/1/26	$450	$496
3.00%, 2/1/27	1,410	1,573

Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/21	11,625	11,715

Metropolitan Council Minneapolis-Saint Paul Metropolitan Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/27	5,000	6,262
5.00%, 12/1/28	1,500	1,924

Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/27	10,100	12,589

Minnesota State Trunk Highway G.O. Unlimited Bonds, Series B, Escrowed to Maturity,
5.00%, 10/1/21	2,030	2,030

		36,589

Missouri – 1.3%

Columbia School District G.O. Unlimited Refunding Bonds,
5.00%, 3/1/26	2,825	3,255

Curators of the University of Missouri System Facilities Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	2,320	2,644

Fort Zumwalt School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/24	1,480	1,610

Lees Summit Moser G.O. Unlimited Bonds, Series A,
3.00%, 4/1/28	2,925	2,954

Saint Charles School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
4.00%, 3/1/25	1,050	1,177

		11,640

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    297    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Nevada – 1.5%

Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/26	$5,000	$5,984

Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
3.00%, 6/15/22	550	561
5.00%, 6/15/27	1,000	1,230

Nevada State System of Higher Education University Revenue Bonds, Series B,
5.00%, 7/1/26	5,000	5,397

		13,172

New Jersey – 2.8%

Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/22	1,227	1,245
2.00%, 8/15/24	4,250	4,424
2.00%, 8/15/26	5,500	5,757

Mercer County G.O. Unlimited Refunding Bonds,
2.00%, 2/15/23	3,490	3,572

New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	3,373

New Jersey State Turnpike Authority Revenue Taxable Refunding Bonds, Series B,
0.90%, 1/1/25	1,000	1,001

Passaic County G.O. Unlimited Bonds, Series A & C,
2.00%, 11/1/26	1,380	1,459

Union County G.O. Unlimited Bonds,
2.00%, 3/1/27	1,875	2,000

Union County G.O. Unlimited Refunding Bonds,
2.00%, 1/15/23	385	394

Washington Township Gloucester County G.O. Unlimited Bonds,
2.00%, 5/15/26	1,405	1,487

		24,712

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

New York – 12.1%

Brighton Central School District G.O. Unlimited Bonds (State Aid Withholding),
2.00%, 6/15/25	$1,440	$1,517
2.00%, 6/15/26	1,520	1,613
2.00%, 6/15/27	1,330	1,417

City of Fargo North Dakota G.O. Limited Refunding Bonds, Series A,
2.00%, 4/1/27	1,000	1,059

Commack Union Free School District G.O. Unlimited Bonds, Series A (State Aid Withholding),
1.00%, 6/15/25	1,400	1,416

Dutchess County New York Public Improvement G.O. Limited Bonds, Series B,
2.00%, 4/1/26	1,175	1,240

Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/28	1,000	1,264

Metropolitan Transportation Authority Revenue BANS, Series B-1,
5.00%, 5/15/22	1,610	1,656

Metropolitan Transportation Authority Revenue Bonds, Series D, Prerefunded,
5.00%, 11/15/21(5)	2,500	2,514

New York City Housing Development Corp. MFH Revenue Bonds, Series L, Sustainable Neighborhood Bonds,
2.75%, 12/29/23(1) (2) (3)	3,000	3,084

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries E-1,
5.00%, 2/1/26	2,000	2,031

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,248

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/23	1,000	1,087
5.00%, 2/1/29	3,295	3,648

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    298    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

New York – 12.1% continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Series A,
5.00%, 11/1/23	$960	$963

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds, Series B,
5.00%, 11/1/26	5,925	6,230
5.00%, 11/1/27	5,150	5,415

New York City Transitional Finance Authority Revenue Future Tax Secured Subordinate Revenue Bonds, Series G,
5.00%, 11/1/25	3,620	3,890

New York City Transitional Finance Authority Subordinate Taxable Revenue Bonds, Series B-2,
1.36%, 8/1/27	2,650	2,601

New York City Transitional Finance Authority Subordinate Taxable Revenue Refunding Bonds, Series A-2,
0.84%, 11/1/25	5,000	4,952

New York G.O. Limited Bonds, Series F-4, Fiscal 2015,
5.00%, 12/1/25(1) (2) (3)	3,750	4,342

New York G.O. Unlimited Bonds, Series H,
5.00%, 8/1/22	1,260	1,310

New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	731

New York G.O. Unlimited Bonds, Series J-5, Fiscal 2008,
5.00%, 8/1/28	1,000	1,267

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/22	1,500	1,572

New York State Dormitory Authority State Personal Income Tax General Purpose Revenue Bonds, Series D, Unrefunded Balance,
5.00%, 2/15/27	1,225	1,247

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

New York – 12.1% continued

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/24	$645	$719
5.00%, 3/15/29	2,600	3,351

New York State Dormitory Authority State Personal Income Taxable Revenue Bonds,
1.54%, 3/15/27	5,750	5,774

New York State Dormitory Authority State Supported Debt Third General Resolution Revenue Bonds, State University,
5.00%, 5/15/26	2,840	2,924

New York State HFA Revenue Bonds, Series E, Sustainability Bonds,
1.10%, 5/1/26	2,500	2,514

New York State HFA Revenue Bonds, Series F,
1.10%, 11/1/26	1,350	1,364

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA Insured),
2.10%, 5/1/23	2,000	2,002
2.13%, 11/1/23	1,000	1,010

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series J,
2.50%, 5/1/22	875	876

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMa, FHA Insured),
0.75%, 11/1/25	4,000	4,003

New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,973

New York State Urban Development Corp. Personal Income TRB, Series E,
5.00%, 3/15/28	2,175	2,322
5.00%, 3/15/29	2,675	2,856

South Glens Falls Central School District G.O. Unlimited Bonds, Series A (State Aid Withholding),
2.00%, 7/15/27	2,655	2,805

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    299    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

New York – 12.1% continued

Triborough Bridge & Tunnel Authority General Revenue Refunding Bonds, Series B,
5.00%, 11/15/25	$7,500	$7,894

Uniondale Union Free School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 5/1/23	1,675	1,801
5.00%, 5/1/24	1,955	2,190

Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,720

		107,412

North Carolina – 0.8%

Forsyth County G.O. Unlimited Refunding Bonds,
3.00%, 4/1/28	2,870	3,272

North Carolina State G.O. Unlimited Bonds, Series A, Public Improvement Connect NC,
5.00%, 6/1/27	2,000	2,477

Wake County G.O. Unlimited Refunding Bonds, Series A,
5.00%, 4/1/22	1,500	1,536

		7,285

North Dakota – 0.0%

City of Fargo North Dakota G.O. Unlimited Refunding Bonds, Series A,
3.00%, 5/1/25	220	235

Ohio – 2.9%

Akron Income Tax Revenue Refunding Bonds,
12/1/26(4)	1,120	1,272

Cuyahoga County Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/21	1,115	1,124

Ohio State Common Schools G.O. Unlimited Bonds, Series B, Prerefunded,
5.00%, 6/15/22(5)	2,205	2,280

Ohio State Conservation Projects G.O. Unlimited Bonds, Series A,
4.00%, 3/1/28	2,460	2,945

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Ohio – 2.9% continued

Ohio State G.O. Unlimited Bonds, Series A,
5.00%, 6/15/26	$3,500	$3,736

Ohio State Higher Education G.O. Unlimited Bonds, Series A,
5.00%, 5/1/22	1,500	1,542

Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	6,075

Ohio State Infrastructure Improvement G.O. Limited Bonds, Series A,
3.00%, 9/1/27	3,000	3,160

University of Cincinnati Revenue Bonds, Series A, Prerefunded,
5.00%, 6/1/23(5)	3,280	3,541

		25,675

Oklahoma – 1.2%

Oklahoma County Finance Authority Educational Facilities Lease Revenue Bonds, Midwest City-Del City Public School,
5.00%, 10/1/25	1,000	1,167

Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
1.00%, 7/1/24	2,000	2,036

Tulsa County Independent School District No. 1 G.O. Unlimited Bonds, Series B,
0.15%, 9/1/23	7,825	7,791

		10,994

Oregon – 0.3%

Oregon State G.O. Unlimited Bonds, Series L, Escrowed to Maturity,
5.00%, 11/1/21	905	908

Portland Water System Second Lien Revenue Refunding Bonds,
5.00%, 10/1/27	1,640	1,752

		2,660

Pennsylvania – 1.2%

Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,379

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    300    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Pennsylvania – 1.2% continued

Easton Area School District Refunding G.O. Limited Bonds, Series A (State Aid Withholding),
4.00%, 4/1/26	$1,600	$1,841

Pennsylvania State G.O. Unlimited Bonds, Series 1, Prerefunded,
4.00%, 6/1/22(5)	1,000	1,025
5.00%, 4/1/23(5)	1,000	1,071

Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A, Motor License Fund-Enhanced, Prerefunded,
5.00%, 12/1/22(5)	2,435	2,570

Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	1,700	2,006

		10,892

South Carolina – 0.2%

County Square Redevelopment Corp. Installment Purchase Revenue BANS, Greenville County Project,
2.00%, 3/3/22	2,000	2,016

Tennessee – 1.7%

Hardin County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 6/1/24	540	607

Knox County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	2,170	2,691

Metropolitan Government of Nashville & Davidson County, G.O. Unlimited Refunding Bonds, Prerefunded,
5.00%, 7/1/23(5)	6,055	6,560

Tennergy Corp. Gas Revenue Bonds, Series A,
5.00%, 10/1/24(1) (2) (3)	4,500	5,072

		14,930

Texas – 5.6%

Beaumont Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/23	1,150	1,224

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Texas – 5.6% continued

Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Prerefunded,
5.00%, 12/1/22(5)	$750	$792

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series A,
5.00%, 11/1/26	1,500	1,822

Ector County Independent School District G.O. Unlimited Bonds, School Building (PSF, Gtd.), Prerefunded,
5.00%, 8/15/23(5)	615	669

El Paso Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,000	1,089
5.00%, 8/15/27	1,000	1,242

Fort Bend Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	2,685	2,793

Fort Bend Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.88%, 8/1/25(1) (2) (3)	1,195	1,208

Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
10/3/22(4)	2,000	1,999

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(1) (2) (3)	2,000	2,001

Houston Utility System First Lien Revenue Refunding Bonds, Series B,
5.00%, 11/15/21	4,165	4,188

Laredo Certificates Obligation G.O. Limited Bonds,
5.00%, 2/15/23	500	532

Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	975

Leander G.O. Limited Refunding Bonds,
5.00%, 8/15/22	500	520

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    301    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Texas – 5.6% continued

Leander Independent School District G.O. Unlimited Bonds, Series A, School Building (PSF, Gtd.),
5.00%, 8/15/23	$1,000	$1,088

Leander Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 8/15/28	750	953

Lewisville Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/15/23	1,330	1,449

McAllen Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
4.00%, 2/15/26	1,000	1,148

Midway Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/26	1,500	1,806
4.00%, 8/1/27	1,425	1,677

North Central Texas State Housing Finance Corp. Variable Revenue Bonds, Bluebonnet Ridge Apartment,
0.38%, 8/1/24(1) (2) (3)	1,750	1,746

Northside Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
1.60%, 8/1/24(1) (2) (3)	1,480	1,526

Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,224

San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2) (3)	3,500	3,546

San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/25	645	671

Southwest Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/1/28	915	1,144

Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/26	2,355	2,662
4.00%, 8/1/27	2,135	2,409

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Texas – 5.6% continued

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	$1,400	$1,688

Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
3.00%, 9/1/28	900	984

Travis County Certificates Obligation G.O. Limited Bonds,
2.00%, 3/1/23	2,075	2,128
1.00%, 3/1/24	800	813

West Harris County Regional Water Authority System Revenue Refunding Bonds, Series A,
5.00%, 12/15/21	500	505

		50,221

Utah – 1.0%

Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	4,095	4,368

Utah County Hospital Revenue Bonds, Series B, IHC Health Services, Inc.,
5.00%, 8/1/24(1) (2) (3)	3,850	4,347

		8,715

Virginia – 2.6%

Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/27	4,555	5,650

Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System,
5.00%, 5/15/23(1) (2) (3)	9,125	9,814

Hampton Roads Transportation Accountability Commission Senior Lien Revenue BANS,
5.00%, 7/1/26	5,000	6,028

Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program (State Intercept Program),
5.00%, 11/1/22	1,110	1,168

		22,660

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    302    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Washington – 6.1%

Franklin County School District No. 1 Pasco G.O. Unlimited Bonds (School Board Guaranty Program),
4.00%, 12/1/28	$1,500	$1,587

Franklin County School District No. 1 Pasco G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,340	1,535

King County Lake Washington School District No. 414 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	3,000	3,636

King County School District No. 411 Issaquah G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/24	1,045	1,102

Pierce County Bethel School District No. 403 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/21	850	855
4.00%, 12/1/22	800	836
4.00%, 12/1/27	1,250	1,491

Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	723

Pierce County School District No. 83 University Place G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	3,205	3,671

Seattle G.O. Limited Refunding Bonds, Series A,
4.00%, 4/1/27	2,775	3,188

Snohomish County School District No. 15 Edmonds G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/21	750	756

Snohomish County School District No. 201 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/23	1,200	1,209

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Washington – 6.1% continued

Spokane County School District No. 81 Spokane G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	$2,200	$2,668

Thurston & Pierce Counties Community Schools G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/23	685	754

Walla Walla County School District No. 250 College Place G.O. Unlimited Bonds (School Board Guaranty Program),
4.25%, 12/1/28	2,445	2,508

Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,890

Washington State G.O. Unlimited Bonds, Series E,
5.00%, 6/1/27	5,855	7,253

Washington State G.O. Unlimited Refunding Bonds, Motor Vehicle Fuel Tax,
5.00%, 7/1/25	1,000	1,036
5.00%, 7/1/26	5,000	5,176

Washington State G.O. Unlimited Refunding Bonds, Series R-2013A,
5.00%, 7/1/24	750	777

Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/22	775	787

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-2012C,
4.00%, 7/1/28	7,495	7,698

Washington State Various Purpose G.O. Unlimited Refunding Bonds, Series R-C,
4.00%, 7/1/27	1,840	1,952

		54,088

West Virginia – 0.3%

West Virginia State University Revenue Bonds, Series B, Virginia University Projects, Prerefunded,
4.75%, 10/1/21(5)	2,595	2,595

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    303    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 81.2% continued

Wisconsin – 3.3%

Gateway Technical College District G.O. Unlimited Promissory Notes, Series A-20,
3.00%, 4/1/26	$825	$910

Janesville G.O. Unlimited Promissory Notes, Series A,
2.00%, 2/1/22	455	458

Wisconsin State G.O. Unlimited Refunding Bonds,
5.00%, 11/1/21	1,000	1,004

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2021-2,
5.00%, 5/1/27	5,000	6,166

Wisconsin State G.O. Unlimited Refunding Bonds, Series 3, Prerefunded,
5.00%, 11/1/22(5)	3,925	4,130

Wisconsin State G.O. Unlimited Refunding Bonds, Series 4,
5.00%, 5/1/26	645	736

Wisconsin State Housing & EDA Revenue Bonds, Series A,
1.60%, 11/1/22(1) (2) (3)	1,000	1,001

Wisconsin State Housing & EDA Variable Revenue Refunding Bonds, Series B (HUD Sector 8 Program),
0.40%, 11/1/23(1) (2) (3)	2,010	2,010

Wisconsin State Transportation Revenue Bonds, Series A,
5.00%, 7/1/28	4,000	4,827

Wisconsin State Transportation Revenue Refunding Bonds, Series 1, Prerefunded,
5.00%, 7/1/23(5)	7,505	8,131

		29,373

Total Municipal Bonds

(Cost $717,449)		723,450

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 11.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	100,802,086	$100,802

Total Investment Companies

(Cost $100,802)		100,802

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 10.4%

Colorado Education Loan Program TRANS, Series A,
4.00%, 6/29/22	$15,000	$15,433

Colorado Education Loan Program TRANS, Series A,
2.00%, 6/29/22	5,000	5,070

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-1, Yale University Issue,
2.00%, 2/8/22(1) (2) (3)	7,075	7,120

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(1) (2) (3)	4,250	4,287

Goose Creek Consolidated Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.45%, 8/15/22(1) (2) (3)	4,000	4,009

Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, Prerefunded,
1.65%, 1/1/22(2) (3) (5)	6,000	6,021

King County Variable G.O. Limited Refunding Bonds, Series A,
0.10%, 10/1/21(1) (3) (8)	9,950	9,950

Michigan State Finance Authority Revenue Notes, Series A-1 (State Aid Withholding),
3.00%, 7/20/22	3,500	3,580

New York City Housing Development Corp. Multi-Family Housing Variable Revenue Notes, Series H,
0.12%, 3/15/22(1) (2) (3)	1,000	1,000

New York State HFA Variable Revenue Refunding Bonds, Affordable Housing (SonyMA Insured),
1.88%, 11/1/21(1) (2) (3)	90	90

North East Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
0.25%, 8/1/22(1) (2) (3)	3,500	3,500

Ohio State University Variable Revenue Bonds, Series B-1,
0.05%, 10/8/21(1) (3) (8)	5,325	5,325

Ohio State Variable G.O. Unlimited Bonds, Series B, Common Schools,
0.05%, 10/8/21(1) (3) (8)	8,460	8,460

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    304    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 10.4% continued

Palacios Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 2/15/22	$1,000	$1,014

San Antonio Electric & Gas Variable Revenue Refunding Bonds, Series B,
2.00%, 12/1/21(1) (2) (3)	2,000	2,003

South Carolina Association of Governmental Organizations COPS, Series B (SCSDE Insured),
3.00%, 3/1/22	15,000	15,181

Texas State Variable G.O. Unlimited Refunding Bonds, Water Financial Assistance,
1.85%, 8/1/22(1) (2) (3)	485	485

Total Short-Term Investments

(Cost $92,426)		92,528

Total Investments – 102.9%

(Cost $910,677)		916,780

Liabilities less Other Assets – (2.9%)		(26,117)

NET ASSETS – 100.0%		$890,663

(1)	Maturity date represents the puttable date.
(2)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(3)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(5)	Maturity date represents the prerefunded date.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2021 is disclosed.
(8)

Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCTCS - Louisiana Community and Technical College System

MFH - Multi-Family Housing

NCROC - Northern California Retired Officers Community

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SCSDE - South Carolina State Department of Education

SonyMA - State of New York Mortgage Agency

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Municipal Bonds	81.2%

Investment Companies	11.3%

Short-Term Investments	10.4%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    305    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE TAX-EXEMPT FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Municipal Bonds(1)	$—	$723,450	$—	$723,450

Investment Companies	100,802	—	—	100,802

Short-Term Investments	—	92,528	—	92,528

Total Investments	$100,802	$815,978	$—	$916,780

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    306    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 6.5% (1)

Fannie Mae – 3.9%

Pool #555649,
7.50%, 10/1/32	$22	$24

Pool #BH9277,
3.50%, 2/1/48	186	198

Pool #BM1239,
3.50%, 2/1/32	153	165

Pool #BM5017,
3.00%, 3/1/30	175	185

Pool #FM1472,
3.50%, 3/1/34	210	225

Pool #FM1842,
3.50%, 6/1/34	115	123

Pool #FM1849,
3.50%, 12/1/33	459	490

Pool #FM1852,
3.00%, 7/1/33	205	216

Pool #FM1897,
3.00%, 9/1/32	553	582

Pool #FM3308,
3.00%, 4/1/32	175	184

Pool #MA3027,
4.00%, 6/1/47	57	61

		2,453

Freddie Mac – 1.3%

Pool #SB0084,
3.00%, 2/1/32	342	363

Pool #SB0215,
3.00%, 2/1/32	188	199

Pool #SB0216,
3.00%, 12/1/32	206	217

Pool #ZS7735,
2.00%, 1/1/32	4	4

		783

Freddie Mac Gold – 0.9%

Pool #C91831,
3.00%, 6/1/35	148	158

Pool #C91868,
3.50%, 4/1/36	162	175

Pool #D99701,
3.00%, 11/1/32	231	246

		579

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 6.5% (1) continued

Government National Mortgage Association – 0.3%

Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$165	$172

Government National Mortgage Association I – 0.1%

Pool #676682,
4.50%, 6/15/25	37	38

Pool #782618,
4.50%, 4/15/24	12	13

Pool #783245,
5.00%, 9/15/24	13	14

Pool #783489,
5.00%, 6/15/25	5	5

		70

Total U.S. Government Agencies

(Cost $3,950)		4,057

U.S. GOVERNMENT OBLIGATIONS – 89.3%

U.S. Treasury Notes – 89.3%
0.25%, 4/15/23	1,155	1,156
1.63%, 5/31/23	3,274	3,350
0.13%, 8/31/23	6,816	6,798
0.13%, 9/15/23	4,116	4,103
2.88%, 10/31/23	1,100	1,159
2.88%, 11/30/23	1,655	1,746
2.50%, 1/31/24	1,575	1,653
0.38%, 4/15/24	1,020	1,019
2.00%, 4/30/24	1,480	1,540
0.25%, 5/15/24	2,371	2,360
1.75%, 7/31/24	1,390	1,440
0.38%, 8/15/24	8,918	8,886
1.88%, 8/31/24	1,350	1,404
2.13%, 9/30/24	1,355	1,420
2.25%, 11/15/24	1,275	1,342
2.50%, 1/31/25	1,205	1,280
2.75%, 2/28/25	1,175	1,259
2.88%, 4/30/25	725	781
2.88%, 5/31/25	1,105	1,192
0.25%, 7/31/25	1,140	1,118
2.13%, 5/31/26	1,311	1,383
0.88%, 6/30/26	2,453	2,444
1.88%, 6/30/26	1,298	1,354

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    307    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

SHORT-INTERMEDIATE U.S. GOVERNMENT FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 89.3% continued

U.S. Treasury Notes – 89.3% continued
1.88%, 7/31/26	$1,277	$1,332
0.75%, 8/31/26	4,068	4,024

		55,543

Total U.S. Government Obligations

(Cost $55,796)		55,543

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
0.00%(2) (3)	58,295	$58

Total Investment Companies

(Cost $58)		58

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.8%

U.S. Treasury Bill,
0.05%, 12/30/21(4) (5)	$500	$500

Total Short-Term Investments

(Cost $500)		500

Total Investments – 96.7%

(Cost $60,304)		60,158

Other Assets less Liabilities – 3.3%		2,033

NET ASSETS – 100.0%		$62,191

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged related to the Fund’s investment in futures contracts during the period. As of September 30, 2021, the Fund did not hold any open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	6.5%

U.S. Government Obligations	89.3%

Investment Companies	0.1%

Short-Term Investments	0.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Agencies(1)	$—	$4,057	$—	$4,057

U.S. Government Obligations(1)	—	55,543	—	55,543

Investment Companies	58	—	—	58

Short-Term Investments	—	500	—	500

Total Investments	$58	$60,100	$—	$60,158

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    308    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 18.1%

Aerospace & Defense – 0.6%

Boeing (The) Co.,
1.43%, 2/4/24	$22,190	$22,223

Huntington Ingalls Industries, Inc.,
0.67%, 8/16/23 (1)	5,000	4,999

		27,222

Airlines – 0.1%

Southwest Airlines Co.,
4.75%, 5/4/23	5,000	5,323

Automobiles Manufacturing – 2.7%

American Honda Finance Corp.,
1.95%, 5/20/22	5,000	5,055

BMW U.S. Capital LLC,
3.80%, 4/6/23 (1)	8,900	9,336

General Motors Financial Co., Inc.,
1.70%, 8/18/23	14,110	14,377
1.05%, 3/8/24	7,000	7,030

Hyundai Capital America,
1.25%, 9/18/23 (1)	20,000	20,173
0.88%, 6/14/24 (1)	8,100	8,057

Nissan Motor Acceptance Co. LLC,
1.13%, 9/16/24 (1)	4,500	4,492

Toyota Motor Credit Corp.,
1.15%, 5/26/22	16,000	16,100
(Floating, U.S. SOFR + 0.29%), 0.34%, 9/13/24 (2)	10,200	10,213

Volkswagen Group of America Finance LLC,
0.75%, 11/23/22 (1)	10,000	10,029
3.13%, 5/12/23 (1)	11,850	12,311

		117,173

Banks – 2.3%

Capital One N.A.,
2.15%, 9/6/22	12,500	12,706

KeyBank N.A.,
(Floating, U.S. SOFR + 0.34%), 0.39%, 1/3/24 (2)	5,000	5,009

M&T Bank Corp.,
(Floating, ICE LIBOR USD 3M + 0.68%), 0.81%, 7/26/23 (2)	12,708	12,825

Synchrony Bank,
3.00%, 6/15/22	7,500	7,623

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 18.1% continued

Banks – 2.3% continued

Truist Bank,
(Floating, U.S. SOFR + 0.20%), 0.25%, 1/17/24 (2)	$20,800	$20,821

Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 6/9/25 (2)	15,000	15,059

U.S. Bank N.A.,
1.80%, 1/21/22	10,000	10,034
2.65%, 5/23/22	15,000	15,206

		99,283

Biotechnology – 0.3%

Gilead Sciences, Inc.,
(Floating, ICE LIBOR USD 3M + 0.52%), 0.65%, 9/29/23(2)	10,900	10,900

Chemicals – 0.1%

Avery Dennison Corp.,
0.85%, 8/15/24	4,840	4,841

Commercial Finance – 0.7%

Air Lease Corp.,
(Floating, ICE LIBOR USD 3M + 0.35%), 0.47%, 12/15/22 (2)	20,000	20,037
0.80%, 8/18/24	10,000	9,940

		29,977

Construction Materials Manufacturing – 0.1%

Martin Marietta Materials, Inc.,
0.65%, 7/15/23	5,860	5,871

Consumer Finance – 0.5%

American Express Co.,
3.70%, 11/5/21	11,413	11,414

Capital One Financial Corp.,
(Floating, ICE LIBOR USD 3M + 0.72%), 0.85%, 1/30/23 (2)	5,000	5,040

PayPal Holdings, Inc.,
2.20%, 9/26/22	5,000	5,096

		21,550

Diversified Banks – 0.9%

Bank of America Corp.,
(Variable, U.S. SOFR + 0.41%), 0.52%, 6/14/24 (3)	7,170	7,167

Citigroup, Inc.,
(Variable, U.S. SOFR + 0.87%), 2.31%, 11/4/22 (3)	10,000	10,015

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    309    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 18.1% continued

Diversified Banks – 0.9% continued
(Floating, U.S. SOFR + 0.67%), 0.72%, 5/1/25 (2)	$4,700	$4,741

JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 0.82%, 9/22/27 (2)	16,400	16,541

		38,464

Electrical Equipment Manufacturing – 0.1%

Otis Worldwide Corp.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.58%, 4/5/23(2)	2,400	2,400

Entertainment Content – 0.1%

Fox Corp.,
3.67%, 1/25/22	2,900	2,930

Financial Services – 1.4%

Bank of New York Mellon (The) Corp.,
1.85%, 1/27/23	10,000	10,191

Goldman Sachs Group (The), Inc.,
(Floating, U.S. SOFR + 0.54%), 0.59%, 11/17/23 (2)	20,100	20,171
(Variable, U.S. SOFR + 0.51%), 0.66%, 9/10/24 (3)	5,000	5,001

Morgan Stanley,
(Variable, U.S. SOFR + 0.47%), 0.56%, 11/10/23 (3)	5,000	5,006
(Variable, U.S. SOFR + 0.46%), 0.53%, 1/25/24 (3)	15,000	15,011

Nasdaq, Inc.,
0.45%, 12/21/22	6,000	6,000

		61,380

Food & Beverage – 0.2%

Conagra Brands, Inc.,
0.50%, 8/11/23	5,760	5,760

Mondelez International, Inc.,
0.63%, 7/1/22	5,000	5,014

		10,774

Integrated Oils – 0.3%

BP Capital Markets America, Inc.,
2.94%, 4/6/23	3,400	3,528

Exxon Mobil Corp.,
1.57%, 4/15/23	10,000	10,194

		13,722

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 18.1% continued

Life Insurance – 2.5%

Athene Global Funding,
1.20%, 10/13/23 (1)	$15,000	$15,191
0.95%, 1/8/24 (1)	30,700	30,848

Metropolitan Life Global Funding I,
(Floating, U.S. SOFR + 0.30%), 0.35%, 9/27/24 (1) (2)	18,800	18,816

New York Life Global Funding,
(Floating, U.S. SOFR + 0.48%), 0.53%, 6/9/26 (1) (2)	20,000	20,091

Principal Life Global Funding II,
(Floating, U.S. SOFR + 0.38%), 0.43%, 8/23/24 (1) (2)	12,000	12,045

Security Benefit Global Funding,
1.25%, 5/17/24	9,300	9,363

		106,354

Machinery Manufacturing – 1.4%

Caterpillar Financial Services Corp.,
0.95%, 5/13/22	5,000	5,024
(Floating, U.S. SOFR + 0.25%), 0.30%, 5/17/24 (2)	20,000	20,054
(Floating, U.S. SOFR + 0.27%), 0.32%, 9/13/24 (2)	15,700	15,747

CNH Industrial Capital LLC,
1.95%, 7/2/23	7,900	8,075

John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.12%), 0.17%, 7/10/23 (2)	13,500	13,523

		62,423

Managed Care – 0.1%

Humana, Inc.,
0.65%, 8/3/23	5,000	5,003

Pharmaceuticals – 0.1%

Bristol-Myers Squibb Co.,
0.54%, 11/13/23	5,000	5,001

Real Estate – 0.1%

Public Storage,
(Floating, U.S. SOFR + 0.47%), 0.52%, 4/23/24(2)	5,000	5,008

Refining & Marketing – 0.2%

Phillips 66,
3.70%, 4/6/23	5,500	5,761

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    310    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 18.1% continued

Refining & Marketing – 0.2% continued

Valero Energy Corp.,
2.70%, 4/15/23	$4,920	$5,079

		10,840

Restaurants – 0.1%

Starbucks Corp.,
1.30%, 5/7/22	3,330	3,350

Semiconductors – 0.1%

Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 10/1/24(2)	5,080	5,092

Software & Services – 0.2%

salesforce.com, Inc.,
0.63%, 7/15/24	5,540	5,550

Vmware, Inc.,
1.00%, 8/15/24	2,000	2,007

		7,557

Supermarkets & Pharmacies – 0.2%

7-Eleven, Inc.,
0.80%, 2/10/24(1)	7,100	7,096

Tobacco – 0.1%

Philip Morris International, Inc.,
1.13%, 5/1/23	4,540	4,598

Utilities – 1.6%

American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.61%, 11/1/23 (2)	13,400	13,409

Black Hills Corp.,
1.04%, 8/23/24	10,700	10,701

CenterPoint Energy, Inc.,
(Floating, U.S. SOFR + 0.65%), 0.70%, 5/13/24 (2)	5,910	5,922

Duke Energy Corp.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 6/10/23 (2)	9,200	9,212

Florida Power & Light Co.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 5/10/23 (2)	10,000	10,001

NextEra Energy Capital Holdings, Inc.,
2.90%, 4/1/22	5,000	5,066
0.65%, 3/1/23	7,750	7,776

Southern (The) Co.,
0.60%, 2/26/24	3,000	2,994

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 18.1% continued

Utilities – 1.6% continued

WEC Energy Group, Inc.,
0.80%, 3/15/24	$5,000	$5,015

		70,096

Wireless Telecommunications Services – 1.0%

AT&T, Inc.,
0.90%, 3/25/24	30,000	30,047

Verizon Communications, Inc.,
0.75%, 3/22/24	11,750	11,795

		41,842

Total Corporate Bonds

(Cost $781,144)		786,070

FOREIGN ISSUER BONDS – 9.8%

Banks – 5.0%

ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (1)	10,000	10,213

Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR + 0.41%), 0.46%, 2/4/25 (1) (2)	43,000	43,029

Barclays Bank PLC,
1.70%, 5/12/22	13,600	13,707

Commonwealth Bank of Australia,
7/7/25 (1) (2) (4)	26,300	26,340

Credit Suisse A.G.,
2.80%, 4/8/22	3,400	3,446

Deutsche Bank A.G.,
0.90%, 5/28/24	5,000	4,995

ING Groep N.V.,
(Floating, ICE LIBOR USD 3M + 1.15%), 1.28%, 3/29/22 (2)	10,030	10,087
(Floating, ICE LIBOR USD 3M + 1.00%), 1.13%, 10/2/23 (2)	5,900	5,988
1.06%, 4/1/27 (2)	33,800	34,148

Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (3)	5,500	5,535

National Australia Bank Ltd.,
1.88%, 12/13/22	5,000	5,097

NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 0.58%, 8/12/24 (1) (2)	12,500	12,571

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    311    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.8% continued

Banks – 5.0% continued
(Floating, U.S. SOFR + 0.76%), 0.81%, 9/29/26 (1) (2)	$32,800	$32,874

Nordea Bank Abp,
(Floating, ICE LIBOR USD 3M + 0.94%), 1.06%, 8/30/23 (1) (2)	5,800	5,882

		213,912

Diversified Banks – 4.5%

Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.45%), 0.70%, 6/30/24 (3)	10,000	10,018

Bank of Montreal,
(Floating, U.S. SOFR + 0.35%), 0.40%, 12/8/23 (2)	5,000	5,017
(Floating, U.S. SOFR + 0.62%), 0.67%, 9/15/26 (2)	34,600	34,731

Bank of Nova Scotia (The),
(Floating, U.S. SOFR + 0.55%), 0.60%, 9/15/23 (2)	25,000	25,169
(Floating, U.S. SOFR + 0.38%), 0.43%, 7/31/24 (2)	10,000	10,025
(Floating, U.S. SOFR + 0.61%), 0.66%, 9/15/26 (2)	24,770	24,844

Canadian Imperial Bank of Commerce,
0.45%, 6/22/23	5,000	5,000
(Floating, U.S. SOFR + 0.40%), 0.45%, 12/14/23 (2)	5,000	5,012

HSBC Holdings PLC,
0.73%, 8/17/24 (3)	10,000	10,007

Mitsubishi UFJ Financial Group, Inc.,
2.62%, 7/18/22	14,000	14,258

Royal Bank of Canada,
1.95%, 1/17/23	15,000	15,316
1.60%, 4/17/23	10,000	10,193

Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.35%), 0.40%, 9/10/24 (2)	25,000	25,089

		194,679

Food & Beverage – 0.2%

Mondelez International Holdings Netherlands B.V.,
2.13%, 9/19/22(1)	9,000	9,163

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 9.8% continued

Pipeline – 0.1%

Enbridge, Inc.,
0.55%, 10/4/23	$6,060	$6,062

Total Foreign Issuer Bonds

(Cost $421,036)		423,816

MUNICIPAL BONDS – 63.0%

Alabama – 2.2%

Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series-B-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.62%), 0.67%, 12/1/23(2) (5)	60,000	60,212

Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Barry Plant,
2.90%, 12/12/23(2) (5) (6)	1,000	1,052

Montgomery G.O. Unlimited Refunding Bonds, Series B, Warrants,
3.00%, 12/1/22	1,400	1,445

South East Alabama State Gas Supply District Gas Supply Revenue Bonds, Series C, SIFMA Index-Project No. 1,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.70%, 4/1/24(2) (5)	26,000	26,128

Southeast Energy Authority Revenue Bonds, A Cooperative District Commodity Supply Project No. 1, Series A,
4.00%, 10/1/22	355	368
4.00%, 10/1/23	425	455

University of Alabama University General Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,760	5,965

		95,625

Alaska – 0.1%

Alaska State International Airports Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/22	500	524
5.00%, 10/1/23	1,525	1,668

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    312    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Alaska – 0.1% continued

Alaska State Municipal Bond Bank Authority Revenue Refunding Bonds, Series One,
5.00%, 12/1/23	$1,495	$1,646

Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
4.00%, 6/1/23	500	529
5.00%, 6/1/24	580	647

		5,014

Arizona – 0.2%

Maricopa County IDA Variable Revenue Refunding Bonds, Series B, Banner Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.57%), 0.62%, 10/18/24(2) (5)	8,040	8,085

California – 6.7%

Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.50%, 4/1/26(2) (5)	8,750	8,848

California State Department of Water Resources Central Valley Project Water System Variable Revenue Bonds, Series AT,
(Floating, SIFMA Municipal Swap Index Yield + 0.37%), 0.42%, 12/1/22(2) (5)	25,230	25,270

California State G.O. Unlimited Bonds,
2.00%, 11/1/22	7,000	7,139

California State G.O. Unlimited Floating Rate Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 0.43%, 12/1/22(2) (5)	20,000	20,005

California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/23	8,000	8,733
5.00%, 12/1/23	9,000	9,932

California State Index Floating Rate G.O. Unlimited Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.48%, 12/1/23(2) (5)	30,000	30,065

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

California – 6.7% continued

California State Infrastructure & Economic Development Bank Sustainability Variable Revenue Refunding Bonds, California Academy of Sciences,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 0.40%, 8/1/24(2) (5)	$12,000	$12,043

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,
0.70%, 12/1/23(2) (5) (6)	20,000	20,116

California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
5.00%, 5/15/24	500	558

California State Various Purpose G.O. Unlimited Bonds,
5.00%, 10/1/22	17,500	18,341
5.00%, 10/1/23	7,500	8,216
5.00%, 10/1/24	4,500	5,138

Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Series A, Capital Equipment,
5.00%, 11/1/21	2,195	2,203

Los Angeles Unified School District G.O. Unlimited Bonds, Series RYQ,
5.00%, 7/1/22	15,000	15,539

Metropolitan Water District of Southern California Variable Subordinate Revenue Bonds, Series C,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.19%, 5/21/24(2) (5)	7,000	7,001

Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series E,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.19%, 5/21/24(2) (5)	5,000	5,001

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    313    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

California – 6.7% continued

Metropolitan Water District of Southern California Variable Subordinate Revenue Refunding Bonds, Series D,
(Floating, SIFMA Municipal Swap Index Yield + 0.14%), 0.19%, 5/21/24(2) (5)	$3,880	$3,881

Orange County Transportation Authority Revenue BANS, I-405 Improvement Project,
5.00%, 10/15/24	33,000	37,637

Sacramento City Unified School District G.O. Unlimited Refunding Bonds (AGM Insured),
4.00%, 7/1/22	675	694
4.00%, 7/1/24	1,000	1,096

Sacramento Municipal Utility District Adjustable Subordinate Revenue Bonds, Series A,
5.00%, 10/17/23(2) (5) (6)	1,950	2,089

San Diego County Regional Transportation Commission Sales Tax Subordinate Revenue Refunding Bonds, Series A,
3.00%, 10/1/22	7,500	7,710
5.00%, 10/1/22	30,950	32,431

Southern California Public Power Authority Revenue Refunding Bonds, Green Bond, Milford Wind Corridor Phase II Project,
5.00%, 7/1/23	1,105	1,196

		290,882

Colorado – 0.8%

Colorado State COPS, Series A,
5.00%, 12/15/21	2,000	2,019
5.00%, 9/1/22	2,000	2,088
5.00%, 12/15/22	2,250	2,380
5.00%, 9/1/23	1,000	1,091

Denver City & County G.O. Unlimited Bonds, Series C,
5.00%, 8/1/22	20,000	20,801

E-470 Public Highway Authority Variable Revenue Refunding Bonds, Series B,
(Floating, U.S. SOFR + 0.35%), 0.38%, 9/1/24(2) (5)	5,880	5,886

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Colorado – 0.8% continued

El Paso County School District No. 49 Falcon COPS,
5.00%, 12/15/22	$200	$211
5.00%, 12/15/23	225	248

		34,724

Connecticut – 2.0%

Connecticut State Forward Delivery G.O. Unlimited, Social Bonds,
5.00%, 7/15/23	4,500	4,884
5.00%, 7/15/24	6,525	7,377

Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/22	2,500	2,520
3.00%, 1/15/23	2,750	2,850

Connecticut State G.O. Unlimited Bonds, Series C,
3.00%, 6/1/22	1,000	1,019

Connecticut State G.O. Unlimited Refunding Bonds, Series B,
5.00%, 1/15/22	5,000	5,069

Connecticut State G.O. Unlimited, Series B, Social Bonds,
4.00%, 6/1/24	2,350	2,582

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2014A,
1.10%, 2/7/23(2) (5) (6)	10,000	10,113

Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series 2010A, Yale University,
0.25%, 2/9/24(2) (5) (6)	8,750	8,729

Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series X-2, Yale University,
0.25%, 2/9/24(2) (5) (6)	10,000	9,971

Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Series 2015-A,
0.38%, 7/12/24(2) (5) (6)	13,690	13,673

Connecticut State HFA Housing Finance Mortgage Program Revenue Bonds, Series E-E2 (HUD Sector 8 Program),
1.40%, 11/15/21	2,525	2,528
1.40%, 5/15/22	1,685	1,695

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    314    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Connecticut – 2.0% continued

New Canaan Housing Authority MFH Revenue Bonds,
0.44%, 3/1/23(2) (5) (6)	$12,500	$12,513

		85,523

Delaware – 0.9%

Delaware State G.O. Unlimited Bonds,
5.00%, 2/1/22	10,000	10,159

Delaware State G.O. Unlimited Bonds, Series A,
5.00%, 1/1/22	13,000	13,153
5.00%, 1/1/23	15,000	15,898

University of Delaware Revenue Bonds,
5.00%, 11/1/21	1,600	1,606

		40,816

District of Columbia – 1.1%

District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, 218 Vine Street Apartments Project,
0.30%, 7/1/23(2) (5) (6)	5,000	5,008

District of Columbia Income Tax Secured Revenue Bonds, Series C,
5.00%, 5/1/23	1,250	1,345

District of Columbia Income Tax Secured Revenue Refunding Bonds, Series C,
5.00%, 10/1/21	21,000	21,000
5.00%, 10/1/22	13,195	13,829

District of Columbia Revenue Bonds, Federal Highway Grant Anticipation,
5.00%, 12/1/21	2,000	2,015
5.00%, 12/1/22	4,230	4,461

		47,658

Florida – 2.1%

Alachua County Facilities School Board COPS,
5.00%, 7/1/22	1,350	1,398

Citizens Property Insurance Corp. Senior Secured Revenue Bonds, Series A-1,
5.00%, 6/1/22	9,160	9,449

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	2,000	2,064

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Florida – 2.1% continued

Florida State Board of Education G.O. Unlimited Refunding Bonds, Series C,
5.00%, 6/1/23	$20,965	$22,635

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/22	1,480	1,527

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series D,
5.00%, 6/1/22	4,385	4,525

Florida State Housing Finance Corp. Revenue Bonds, Series 1 (GNMA, FNMA, FHLMC Insured),
1.35%, 1/1/22	780	782

Florida State Turnpike Authority Turnpike Revenue Bonds, Series B,
5.00%, 7/1/22	3,000	3,108

Florida State Turnpike Authority Turnpike Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	5,680	5,884

Hillsborough County G.O. Unlimited Refunding Bonds, Environmental Lands Acquisition & Protection Program,
5.00%, 7/1/22	1,000	1,036

Jacksonville Special Revenue Refunding Bonds, Series A,
5.00%, 10/1/22	3,570	3,740

Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	2,225	2,331

Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/23	2,250	2,458

Miami-Dade County Aviation Revenue Refunding Bonds, Series A,
5.00%, 10/1/23	2,500	2,735

Miami-Dade County IDA Solid Waste Disposal Revenue Bonds (AMT), Waste Management Inc., Florida Project,
0.40%, 8/1/23(7)	2,500	2,499

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    315    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Florida – 2.1% continued

Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management Inc., Florida Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.38%), 0.43%, 7/1/24(2) (5)	$10,000	$10,033

Orange County Water & Wastewater Revenue Bonds,
5.00%, 10/1/22	4,605	4,826
5.00%, 10/1/23	4,840	5,301

Polk County School District Sales TRB,
5.00%, 10/1/21	1,750	1,750

Volusia County School Board COPS,
5.00%, 8/1/22	2,905	3,020

		91,101

Georgia – 2.0%

Atlanta Urban Residential Finance Authority MFH Revenue Bonds, London Townhomes,
0.44%, 3/1/23(2) (5) (6)	10,000	10,012

Brookhaven Development Authority Revenue Bonds, Children’s Healthcare of Atlanta,
5.00%, 7/1/22	1,000	1,036

Cobb County Water & Sewerage Revenue Refunding Bonds,
5.00%, 7/1/22	2,000	2,072

Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project,
5.00%, 2/15/22	3,000	3,052
5.00%, 2/15/23	3,750	3,993

Georgia State G.O. Unlimited Bonds, Series A-Group 1,
5.00%, 8/1/22	15,000	15,601
5.00%, 8/1/23	25,000	27,192

Georgia State Road & Tollway Authority Federal Highway Reimbursement GARVEE Bonds,
5.00%, 6/1/22	1,500	1,548
5.00%, 6/1/23	1,000	1,079

Georgia State Road & Tollway Authority GARVEE Bonds,
5.00%, 6/1/22	3,000	3,095

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Georgia – 2.0% continued

5.00%, 6/1/23	$2,000	$2,158

Henry County Water Authority Water & Sewerage Revenue Refunding Bonds,
4.00%, 2/1/23	650	683

Main Street Natural Gas Inc., Gas Supply Revenue Bonds, Series C,
4.00%, 12/1/22	400	417
4.00%, 12/1/23	750	809

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(2) (5) (6)	2,500	2,676

Municipal Electric Authority of Georgia Subordinated Revenue Refunding Bonds, Project One,
5.00%, 1/1/22	2,500	2,529
5.00%, 1/1/23	3,940	4,168

Private Colleges & Universities Authority Revenue Refunding Bonds, Series A, Emory University,
5.00%, 9/1/22	3,000	3,132

		85,252

Hawaii – 0.1%

Hawaii State G.O. Unlimited Refunding Bonds, Series EY,
5.00%, 10/1/23	5,000	5,475

Illinois – 0.3%

Chicago O’Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B (AMT), Prerefunded,
5.00%, 1/1/22(8)	5,000	5,058

Chicago Transit Authority Capital Grant Receipts Revenue Refunding Bonds, Section 5307,
5.00%, 6/1/23	550	592
5.00%, 6/1/24	475	531

Elgin Corporate Purpose G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/15/23	1,000	1,102

Illinois State Finance Authority Green Revenue Bonds,
5.00%, 1/1/22	1,000	1,012
5.00%, 7/1/22	750	777
5.00%, 1/1/23	1,285	1,362
5.00%, 7/1/23	1,305	1,414

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    316    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Illinois – 0.3% continued

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 0.80%, 7/1/23(2) (5)	$1,535	$1,536

		13,384

Indiana – 0.1%

Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series A,
5.00%, 6/1/22	1,300	1,340
5.00%, 6/1/23	1,400	1,507

Ivy Technology Community College Revenue Refunding Bonds, Series W, Student Fee,
5.00%, 7/1/22	600	621

Whitley County Consolidated Schools G.O. Limited Bonds (State Intercept Program),
2.50%, 1/1/23	1,055	1,081

		4,549

Iowa – 0.1%

Ames G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/24	1,840	2,068

Kansas – 0.8%

Johnson County Unified School District No. 229 G.O. Unlimited Bonds, Series A,
3.00%, 10/1/21	13,560	13,560

Topeka Utility Revenue Refunding Bonds, Series A (BAM Insured),
4.00%, 8/1/23	7,900	8,441
4.00%, 8/1/24	2,305	2,544

Wichita City G.O. Unlimited Temporary Notes, Series 306,
10/15/22(4)	8,690	9,024

		33,569

Kentucky – 0.5%

Asset/Liability Commission General Revenue Refunding Bonds, Series A,
5.00%, 11/1/22	4,500	4,734
5.00%, 11/1/23	4,350	4,767

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Kentucky – 0.5% continued

Kentucky Rural Water Finance Corp. Public Projects Construction Revenue Notes,
0.43%, 12/1/21	$6,500	$6,500

Kentucky State Housing Corp. Multifamily Variable Revenue Bonds, Cambridge Square Project,
0.30%, 2/1/24(2) (5) (6)	4,000	3,995

		19,996

Louisiana – 0.6%

Louisiana Stadium & Exposition District Revenue BANS,
4.00%, 7/3/23	1,500	1,575

Louisiana State G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	5,000	5,099

Louisiana State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/22	6,000	6,264

Louisiana State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/23	5,000	5,437

Louisiana State GARVEE Bonds,
5.00%, 9/1/23	4,600	5,018

Louisiana State Housing Corp. MFH Revenue Bonds, Stone Vista Apartments Project,
0.32%, 12/1/22(2) (5) (6)	3,725	3,723

		27,116

Maine – 0.0%

Portland G.O. Unlimited Refunding Bonds,
4.00%, 4/1/24	700	764

South Portland G.O. Limited Refunding Bonds,
4.00%, 7/15/24	900	992

		1,756

Maryland – 1.6%

Anne Arundel County Consolidated General Improvements G.O. Limited Bonds,
5.00%, 4/1/22	2,000	2,048

Anne Arundel County G.O. Limited Bonds,
5.00%, 10/1/21	5,000	5,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    317    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Maryland – 1.6% continued

Anne Arundel County G.O. Limited Bonds, Consolidated Water and Sewer,
5.00%, 10/1/22	$2,470	$2,588

Baltimore County Consolidated Public Improvement G.O. Unlimited Bonds,
5.00%, 3/1/22	4,500	4,590

Howard County Maryland G.O. Unlimited Bonds, Consolidated Public Improvement Project,
5.00%, 8/15/23	3,155	3,437

Maryland Department of Transportation Consolidated Transportation Revenue Bonds, Second Issue,
5.00%, 6/1/23	1,000	1,080

Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Series B,
0.25%, 9/1/23	445	444
0.35%, 3/1/24	500	498
0.40%, 9/1/24	1,100	1,096

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
5.00%, 10/1/22	5,500	5,766
5.00%, 10/1/23	16,800	18,401

Maryland Transportation Authority Revenue Refunding Bonds, Series A, Transportation Facilities Project,
5.00%, 7/1/23	1,000	1,083

Montgomery County G.O. Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project,
5.00%, 8/1/23	5,000	5,436
5.00%, 8/1/24	5,000	5,663

Washington Suburban Sanitary District Revenue Refunding Bonds (County Gtd.),
5.00%, 6/1/22	9,365	9,664

		66,794

Massachusetts – 0.2%

Boston G.O. Unlimited Bonds, Series A,
5.00%, 3/1/22	3,455	3,524

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Massachusetts – 0.2% continued

Massachusetts State Consolidated Loans G.O. Limited Bonds, Series E,
5.00%, 11/1/22	$1,775	$1,867

Worcester G.O. Limited Bonds, Series A,
4.00%, 2/1/23	3,955	4,151

		9,542

Michigan – 1.0%

Michigan State Strategic Fund Exempt Facilities Adjustable Revenue Bonds (AMT), Waste Management Inc., Project,
0.58%, 8/1/24(2) (5) (6)	3,000	2,986

Michigan State Trunk Line Fund Revenue Bonds,
5.00%, 11/15/22	2,200	2,319
5.00%, 11/15/23	4,455	4,904

Michigan State Trunk Line Revenue Refunding Bonds, Series A,
5.00%, 11/15/22	1,250	1,317

Romulus Community School G.O. Unlimited Refunding Bonds , Series A (Q-SBLF Insured),
4.00%, 5/1/24	1,270	1,384

Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,
3.00%, 5/1/23	4,425	4,617
3.00%, 5/1/24	3,375	3,597

University of Michigan General Revenue Refunding Bonds, University Revenues SIFMA,
(Floating, SIFMA Municipal Swap Index Yield + 0.27%), 0.29%, 4/1/22(2) (5)	16,345	16,347

West Bloomfield School District Building and Site G.O. Unlimited Bonds (AGM Insured),
3.00%, 5/1/22	3,100	3,149
3.00%, 5/1/23	1,000	1,042

		41,662

Minnesota – 2.0%

Hennepin County G.O. Unlimited Bonds, Series B,
5.00%, 12/15/21	6,350	6,411

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    318    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Minnesota – 2.0% continued

Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
0.38%, 12/1/22	$25,000	$25,009
0.45%, 12/1/23	8,160	8,163

Minneapolis G.O. Unlimited Refunding Bonds,
3.00%, 12/1/21	4,000	4,018
3.00%, 12/1/22	11,695	12,080

Minnesota Housing Finance Agency Residential Housing Variable Revenue Refunding Bonds (GNMA, FNMA, FHLMC Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 0.60%, 12/12/23(2) (5)	5,400	5,427

Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/22	8,000	8,322

Minnesota State G.O. Unlimited Bonds, Series E,
2.00%, 8/1/23	11,500	11,880

Minnesota State Rural Water Finance Authority Public Projects Construction Notes Revenue Bonds,
0.25%, 8/1/22	2,750	2,750

Mounds View Independent School District No. 621 G.O. Limited Refunding Bonds, Series A (Minnesota School District Credit Program),
5.00%, 2/1/22	4,295	4,363

		88,423

Missouri – 0.3%

Missouri State Board of Public Buildings Special Obligation Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	4,000	4,192

Missouri State Highways & Transit Commission State Road Federal Reimbursement GARVEE Refunding Bonds, Series S,
5.00%, 5/1/22	9,000	9,251

		13,443

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Nebraska – 0.6%

Central Plains Energy Project Gas Project Revenue Bonds, Project No. 4,
5.00%, 1/1/24(2) (5) (6)	$3,000	$3,277

Douglas County School District No. 1 G.O. Unlimited Refunding Bonds, Series B,
5.00%, 12/15/21	7,000	7,067

Nebraska State Investment Finance Authority Single Family Housing Revenue Bonds, Series C,
2.05%, 3/1/22	1,450	1,459

Nebraska State Public Power District Revenue Refunding Bonds, Series C,
1/1/23(4)	1,500	1,588

Omaha Various Purpose G.O. Unlimited Refunding Bonds, Series A,
4.00%, 4/15/22	1,100	1,123

University of Nebraska Facilities Corp. Revenue Refunding Bonds, Series B,
4.00%, 10/1/22	9,500	9,862

		24,376

Nevada – 0.7%

Clark County Airport Subordinate Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/1/23	2,400	2,594
5.00%, 7/1/24	2,000	2,245

Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/23	3,300	3,568
5.00%, 6/15/24	6,935	7,797

Las Vegas Valley Water District G.O. Limited Bonds, Series A,
5.00%, 6/1/22	6,200	6,398

Nevada State G.O. Limited Refunding Capital Improvement Bonds,
5.00%, 5/1/22	7,050	7,247

Washoe County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 4/1/22	1,000	1,024

		30,873

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    319    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

New Hampshire – 0.0%

Manchester Public Improvement G.O. Unlimited Bonds, Series A,
4.00%, 6/15/23	$1,000	$1,064

New Jersey – 1.8%

Clifton General Improvement G.O. Unlimited Refunding Bonds (BAM Insured),
2.00%, 8/15/22	1,000	1,015
2.00%, 8/15/23	750	773
3.00%, 8/15/24	500	536

Essex County G.O. Unlimited Bonds, Series A and C,
2.00%, 8/15/24	2,280	2,387

Fair Lawn G.O. Unlimited Bonds,
2.00%, 9/1/23	2,020	2,089
2.00%, 9/1/24	1,980	2,077

Gloucester County Improvement Authority Revenue Bonds, Rowan University Student Center Project,
0.60%, 3/1/24	2,400	2,401

Hudson County G.O. Unlimited Bonds,
2.00%, 11/15/21	6,000	6,013

Hudson County Improvement Authority Secured Lease Revenue Bonds, Hudson County Courthouse Project,
4.00%, 10/1/23	1,000	1,073

Monmouth County Improvement Authority Governmental Pooled Loan Revenue Bonds, Series C (County Gtd.),
5.00%, 12/1/21	1,000	1,008

Monmouth County Improvement Authority Revenue Bonds, Series B (County Gtd.),
5.00%, 12/1/21	2,775	2,796

New Jersey State Economic Development Authority Revenue Refunding Bonds, Series GGG, School Facilities Construction,
5.25%, 9/1/24	7,600	8,597

New Jersey State Economic Development Authority Self Designated Revenue Social Bonds,
5.00%, 6/15/22	200	207
5.00%, 6/15/23	270	291

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

New Jersey – 1.8% continued

New Jersey State Educational Facilities Authority Revenue Bonds, Series B,
5.00%, 3/1/24	$5,000	$5,572

New Jersey State G.O. Unlimited Bonds,
2.00%, 6/1/22	10,000	10,118
2.00%, 6/1/23	16,295	16,751

New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
4.00%, 6/1/23	10,000	10,610

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, Transportation Program,
5.00%, 6/15/22	1,000	1,033

River Vale Township School District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 6/15/23	1,625	1,644
1.00%, 6/15/24	1,130	1,149

Waldwick New Jersey District G.O. Unlimited Bonds (School Board Resource Fund Insured),
1.00%, 7/15/23	970	981
1.00%, 7/15/24	595	604

		79,725

New Mexico – 0.9%

Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/22	6,035	6,253

Albuquerque G.O. Unlimited Refunding Bonds, Series D,
5.00%, 7/1/22	12,500	12,950

Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan,
1.10%, 6/1/23(2) (5) (6)	9,000	9,067

New Mexico Mortgage Finance Authority SFM Program Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured),
0.20%, 1/1/23	505	504
0.25%, 7/1/23	555	554

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    320    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

New Mexico – 0.9% continued

New Mexico State G.O. Unlimited Bonds,
5.00%, 3/1/22	$11,000	$11,219

		40,547

New York – 6.0%

Erie County Industrial Development Agency School Facility Revenue Refunding Bonds, School District & Buffalo City Project (State Aid Withholding),
5.00%, 5/1/24	2,350	2,632

Kingston City School District G.O. Unlimited BANS (State Aid Withholding),
2.00%, 11/12/21	22,700	22,746

Metropolitan Transportation Authority Dedicated Tax Fund Revenue BANS, Series A,
5.00%, 3/1/22	30,000	30,582

Metropolitan Transportation Authority Revenue Bonds, Subseries D-2,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.50%, 11/15/22(2) (5)	20,275	20,313

Metropolitan Transportation Authority Revenue Refunding Bonds, Green Bonds, Series C-1,
5.00%, 11/15/23	3,000	3,279

Metropolitan Transportation Authority Variable Revenue Bonds, Series A-2,
5.00%, 11/15/22(2) (5) (6)	1,000	1,050

Metropolitan Transportation Authority Variable Revenue Bonds, Subseries D-1,
(Floating, U.S. SOFR + 0.33%), 0.36%, 4/1/24(2) (5)	5,000	4,981

Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 0.46%, 11/1/26(2)	2,000	1,997

Monroe County Industrial Development Corp. Revenue Bonds, University of Rochester Project,
5.00%, 7/1/22	2,000	2,072
5.00%, 7/1/23	1,000	1,084

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

New York – 6.0% continued

New York City Housing Development Corp. MFH Sustainability Revenue Bonds, Series C-3-A,
0.20%, 5/1/22	$2,000	$2,000

New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries D,
5.00%, 11/1/23	8,000	8,791

New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/22	10,500	11,048

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Refunding Bonds,
5.00%, 11/1/23	4,500	4,945

New York City Transitional Finance Authority Revenue Refunding Bonds, Series A-1,
5.00%, 11/1/23	14,570	16,011

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
5.00%, 2/1/23	1,000	1,064

New York G.O. Limited, Series F-1,
5.00%, 3/1/23	1,500	1,602

New York G.O. Unlimited Refunding Bonds, Series J,
5.00%, 8/1/22	17,000	17,679

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series H (State Aid Withholding),
4.00%, 10/1/22	1,000	1,038

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/22	10,000	10,218

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 1,
5.00%, 3/15/23	42,780	45,752

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
4.00%, 2/15/22	4,000	4,057

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    321    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

New York – 6.0% continued

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 235 (AMT), Social Bonds,
0.40%, 4/1/23	$480	$480
0.55%, 10/1/23	760	759
0.65%, 4/1/24	710	709

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/22	250	263
5.00%, 12/1/23	1,000	1,091

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/22	850	894
5.00%, 12/1/23	1,000	1,093

New York State Urban Development Corp. Revenue Refunding Bonds, State Personal Income Tax,
5.00%, 3/15/22	3,000	3,065
5.00%, 3/15/23	4,000	4,279

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	20,000	20,257

Triborough Bridge & Tunnel Authority General Variable Revenue Refunding Bonds, Subseries B-4A-R,
(Floating, U.S. SOFR + 0.38%), 0.41%, 2/1/24(2) (5)	4,000	4,002

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-1A,
5.00%, 5/15/23	3,000	3,232

Westchester County Industrial Development Agency MFH Revenue Bonds, EG Mt. Vernon Preservation, L.P. (FNMA Insured),
0.30%, 12/1/22(2) (5) (6)	5,000	5,001

		260,066

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

North Carolina – 3.0%

Cary G.O. Unlimited Bonds, 5.00%, 9/1/23	$4,750	$5,185

Charlotte Airport Revenue Refunding Bonds, Series A,
5.00%, 7/1/24	4,000	4,505

Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series D, Atrium Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.65%, 12/1/23(2) (5)	42,000	42,142

Forsyth County Public Improvement G.O. Unlimited Bonds, Series B,
5.00%, 3/1/22	1,000	1,020

North Carolina State Capital Facilities Finance Agency Educational Facilities Taxable Revenue Bonds, Series B, Campbell University,
0.88%, 10/1/22	700	700
1.05%, 10/1/23	950	949

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	5,000	5,071

North Carolina State G.O. Unlimited Bonds, Series A,
5.00%, 6/1/23	9,900	10,690

North Carolina State G.O. Unlimited Bonds, Series A, Connect NC Bonds,
5.00%, 6/1/22	3,955	4,082

North Carolina State GARVEE Bonds,
5.00%, 3/1/22	7,010	7,149

North Carolina Turnpike Authority Triangle Expressway System Revenue BANS,
5.00%, 2/1/24	30,340	33,430

Wake County G.O. Unlimited Refunding Bonds,
5.00%, 4/1/24	12,000	13,419

		128,342

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    322    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

North Dakota – 0.3%

Cass County Joint Water Resource District G.O. Unlimited Bonds, Series A,
0.48%, 5/1/24	$12,990	$13,007

University of North Dakota COPS, Series A (AGM Insured),
5.00%, 6/1/24	1,000	1,123

		14,130

Ohio – 2.0%

American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Series A,
5.00%, 2/15/22	6,000	6,105

Cincinnati G.O. Unlimited Refunding Bonds,
5.00%, 12/1/21	2,285	2,303
5.00%, 12/1/22	1,000	1,056

Columbus G.O. Unlimited Bonds, Series A,
5.00%, 4/1/23	5,000	5,359

Franklin County Hospital Facilities Variable Revenue Bonds, Series B, OhioHealth Corp.,
(Floating, SIFMA Municipal Swap Index Yield + 0.43%), 0.48%, 11/15/21(2) (5)	10,000	10,001

Gahanna-Jefferson City School District COPS, School Facilities Project (BAM Insured),
2.00%, 12/1/22	655	669
2.00%, 12/1/23	360	373

Hamilton County Health Care Facilities Revenue Bonds, Christ Hospital Project, Prerefunded,
5.50%, 6/1/22(8)	6,000	6,210

Ohio State Common Schools G.O. Unlimited Bonds, Series A,
5.00%, 6/15/23	700	757

Ohio State Common Schools G.O. Unlimited Refunding Bonds, Series A,
5.00%, 9/15/23	1,000	1,093

Ohio State Hospital Variable Revenue Bonds, Cleveland Clinic Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.45%, 6/1/23(2) (5)	35,000	35,036

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Ohio – 2.0% continued

Ohio State Major New Infrastructure Project Revenue Bonds, Series 2019-1,
4.00%, 12/15/21	$2,000	$2,015
5.00%, 12/15/22	2,000	2,115

Ohio State Water Development Authority Water PCR Bonds, Series B,
5.00%, 6/1/22	2,750	2,838
5.00%, 12/1/22	6,000	6,335
5.00%, 6/1/23	5,300	5,722

		87,987

Oklahoma – 0.4%

Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
1.25%, 6/1/24	13,000	13,288

Oklahoma Municipal Power Authority Power Supply System Revenue Bonds, Series A (AGM Insured),
5.00%, 1/1/24	1,815	2,004

		15,292

Oregon – 0.2%

Oregon State Health & Science University Revenue Refunding Bonds, Series A,
5.00%, 7/1/22	850	880

Oregon State Housing & Community Services Department Housing Development Variable Revenue Bonds, Baldwin Apartments Project,
0.25%, 9/1/23(2) (5) (6)	8,630	8,617

		9,497

Pennsylvania – 3.7%

Allegheny County Port Authority Revenue Refunding Bonds, Special Revenue Transportation Bonds,
5.00%, 3/1/22	6,685	6,815
5.00%, 3/1/23	9,000	9,597

Delaware County G.O. Unlimited Refunding Bonds,
5.00%, 10/1/21	1,000	1,000

Geisinger Authority Health System Revenue Refunding Bonds,
5.00%, 4/1/22	3,500	3,583

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    323    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Pennsylvania – 3.7% continued

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (AMT), Waste Management, Inc. Project,
0.58%, 8/1/24(2) (5) (6)	$5,500	$5,474

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Series A (Waste Management, Inc., Project,
2.15%, 11/1/21(7)	2,250	2,253

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc. Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 0.45%, 6/3/24(2) (5)	7,500	7,526

Pennsylvania State G.O. Unlimited Bonds, First Series 2020,
5.00%, 5/1/22	6,000	6,168

Pennsylvania State G.O. Unlimited Bonds, Series D-2,
5.00%, 8/15/22	1,500	1,563

Pennsylvania State Housing Finance Agency SFM Floating Revenue Bonds, Series 127 C,
(Floating, ICE LIBOR USD 1M + 0.57%), 0.63%, 10/1/23(2) (5)	7,000	7,025

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
0.16%, 4/1/23	750	749
0.18%, 10/1/23	750	748
5.00%, 4/1/24	750	836

Pennsylvania State Housing Finance Agency SFM Variable Revenue Bonds, Series 126B,
(Floating, ICE LIBOR USD 1M + 0.60%), 0.66%, 6/1/23(2) (5)	26,250	26,323

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Pennsylvania – 3.7% continued

Pennsylvania State Turnpike Commission Turnpike Variable Revenue Refunding Bonds, Series A-1,
(Floating, SIFMA Municipal Swap Index Yield + 0.60%), 0.65%, 12/1/23(2)	$15,000	$15,106

Philadelphia Airport Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 7/1/24	1,200	1,346

Philadelphia G.O. Unlimited Bonds, Series A,
5.00%, 5/1/23	5,145	5,534

Philadelphia State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/23	750	815

Pittsburgh & Allegheny County Sports & Exhibition Authority Sale Revenue Refunding Bonds, (AGM Insured),
4.00%, 2/1/22	1,200	1,215
4.00%, 2/1/23	1,775	1,860

Pittsburgh Water & Sewer Authority Revenue Refunding Bonds, Series C (AGM Insured),
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.70%, 12/1/23(2) (5)	5,000	5,040

University of Pittsburgh of the Commonwealth System of Higher Education Variable Revenue Bonds, Pitt Asset Notes,
(Floating, SIFMA Municipal Swap Index Yield + 0.36%), 0.41%, 2/15/24(2)	48,000	48,201

		158,777

Rhode Island – 0.1%

Rhode Island State & Providence Plantations G.O. Unlimited Bonds, Series C,
4.00%, 1/15/22	2,000	2,022

Rhode Island State & Providence Plantations G.O. Unlimited Refunding Bonds, Series E,
4.00%, 1/15/22	1,000	1,011

		3,033

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    324    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

South Carolina – 0.1%

Beaufort County School District G.O. Unlimited Bonds, Series A (SCSDE Insured),
5.00%, 3/1/23	$1,950	$2,081

Tennessee – 0.9%

Bedford County G.O. Unlimited Refunding Bonds,
5.00%, 6/1/23	1,135	1,224

Chattanooga Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Battery Heights Apartments Project,
0.20%, 8/1/23(2) (5) (6)	2,000	1,996

Memphis G.O. Unlimited Refunding Bonds,
5.00%, 5/1/22	22,000	22,608

Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Memphis Towers Apartments Project,
0.25%, 12/1/22(2) (5) (6)	6,250	6,256

Memphis Sanitary Sewerage System Revenue Refunding Bonds, Series B,
5.00%, 10/1/22	1,435	1,504
5.00%, 10/1/23	1,100	1,205

Morristown G.O. Unlimited Refunding Bonds, Series A,
2.00%, 3/1/23	1,130	1,157
2.00%, 3/1/24	2,350	2,440

Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 3/1/23	375	394
4.00%, 3/1/24	350	380

		39,164

Texas – 7.5%

Alamo Community College District G.O. Limited Bonds, Maintenance Tax Notes,
4.00%, 2/15/22	4,250	4,309

Arlington Higher Education Finance Corp. Revenue Bonds, Series A, Harmony Public Schools (PSF, Gtd.),
4.00%, 2/15/24	105	114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Texas – 7.5% continued

Austin Community College District G.O. Limited Bonds, Maintenance Tax Notes,
5.00%, 8/1/23	$2,000	$2,174

Austin G.O. Limited Refunding & Improvement Bonds,
5.00%, 9/1/22	2,005	2,093
5.00%, 9/1/23	1,000	1,091

Austin Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 8/1/24	1,750	1,980

Bexar County G.O. Limited Refunding Bonds,
5.00%, 6/15/22	800	827

Cameron County Housing Finance Corp. Multifamily Housing Variable Revenue Bonds, Sunfield Country Apartments,
0.28%, 8/1/23(2) (5) (6)	6,000	5,992

Carrollton-Farmers Branch Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
2.00%, 2/15/24	910	948

Clear Creek Independent School District Variable G.O. Unlimited Bonds (PSF, Gtd.),
0.50%, 8/15/23(2) (5) (6)	5,000	4,995
0.28%, 8/15/24(2) (5) (6)	4,000	3,985

Clifton Higher Education Finance Corp. Education Revenue Bonds, Idea Public Schools (PSF, Gtd.),
5.00%, 8/15/22	1,715	1,786

Cypress-Fairbanks Independent School District Variable G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
0.28%, 8/15/24(2) (5) (6)	9,240	9,201

Cypress-Fairbanks Independent School District Variable G.O. Unlimited Bonds, Series B-2 (PSF, Gtd.),
0.28%, 8/15/24(2) (5) (6)	10,700	10,655

Dallas G.O. Limited Bonds, Equipment Acquisition Contract,
5.00%, 2/15/22	2,460	2,503

Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/22	12,550	12,772

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    325    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Texas – 7.5% continued

Dickinson Independent School District Variable G.O. Unlimited Refunding Bonds (PSF, Gtd.),
0.25%, 8/1/23(2) (5) (6) (9) (10)	$6,940	$6,923

El Paso Independent School District Adjustable G.O. Unlimited Bonds, Maintenance Tax Notes,
2.00%, 8/1/23(2) (5) (6)	3,600	3,708

Fort Bend County Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/22	875	892

Fort Worth G.O. Limited Bonds,
4.00%, 3/1/23	2,000	2,107

Fort Worth G.O. Limited Refunding Bonds,
4.00%, 3/1/23	9,175	9,667

Fort Worth Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/24	1,000	1,111

Fort Worth Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 2/15/23	5,755	6,133

Goose Creek Consolidated Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
10/3/22(2) (4) (5) (6)	7,650	7,645

Harris County Cultural Educational Facilities Finance Corp. Variable Revenue Refunding Bonds, Memorial Hermann,
5.00%, 12/1/22(2) (5) (6)	2,500	2,636

Harris County G.O. Limited Refunding Bonds, Series A,
5.00%, 10/1/23	8,060	8,825

Harris County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/23	1,000	1,065

Harris County Metropolitan Transit Authority Sales & Use Tax Contractual Obligations Revenue Bonds,
5.00%, 11/1/22	1,000	1,052

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Texas – 7.5% continued

Houston Community College G.O. Limited Refunding Bonds, Series A,
3.00%, 2/15/22	$3,000	$3,031
4.00%, 2/15/23	2,840	2,985

Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/23	5,000	5,339

Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention and Entertainment Facilities Department,
4.00%, 9/1/22	175	181
4.00%, 9/1/23	185	198

Houston Independent School District Public Facilities Corp. Lease Revenue Refunding Bonds,
5.00%, 9/15/22	1,500	1,569

Houston Independent School District Variable G.O. Limited Bonds, Series A-2 (PSF, Gtd.),
2.25%, 6/1/22(2) (5) (6)	14,000	14,182

Humble Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/22	4,060	4,132

Irving G.O. Limited Refunding Bonds,
5.50%, 8/15/23	1,000	1,098

Love Field Airport Modernization Corp., General Airport Revenue Refunding Bonds (AMT),
5.00%, 11/1/22	1,000	1,050
5.00%, 11/1/23	1,650	1,806

Lower Colorado River Authority Transmission Contract Revenue Bonds, LCRA Transmission Services,
5.00%, 5/15/22	1,000	1,030
5.00%, 5/15/23	1,000	1,077

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/22	1,000	1,030

Lubbock Electric Light & Power System Revenue Bonds,
5.00%, 4/15/23	1,375	1,475
5.00%, 4/15/24	875	978

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    326    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Texas – 7.5% continued

Matagorda County Navigation District No. 1 Variable Revenue Bonds (AMT), Central Power & Light Company Project,
0.90%, 9/1/23(2) (5) (6)	$4,250	$4,261

North Texas Tollway Authority Revenue Bonds, Escrowed to Maturity,
5.00%, 1/1/22	815	824

North Texas Tollway Authority Revenue Bonds, Unrefunded Balance,
5.00%, 1/1/22	1,035	1,047

Odessa Housing Finance Corp. MFH Variable Revenue Bonds, Vera in Odessa Apartments (FHA Insured),
0.35%, 3/1/23(2) (5) (6)	16,000	16,011

Plano City G.O. Limited Refunding Bonds,
3.00%, 9/1/22	1,065	1,092

San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/23	5,300	5,638

San Antonio G.O. Limited Bonds,
5.00%, 8/1/23	3,445	3,746

San Antonio Tax Notes G.O. Limited Bonds,
5.00%, 8/1/23	11,490	12,495

Sherman Independent School District Variable G.O. Unlimited Bonds, School Building, Unrefunded Balance (PSF, Gtd.),
2.00%, 8/1/23(2) (5) (6)	11,445	11,764

Tarrant Regional Water District Water Revenue Refunding & Improvement Bonds, Prerefunded,
5.00%, 3/1/22(8)	21,040	21,458

Texas State Department of Multi-family Housing & Community Affairs Variable Revenue Bonds, Corona Del Valle (Housing & Urban Development Sector 8 Program),
0.37%, 8/1/23(2) (5) (6)	3,000	2,998

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/22	2,000	2,110
5.00%, 12/15/23	2,000	2,198

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Texas – 7.5% continued

Texas State Municipal Power Agency Revenue Refunding Bonds (AGM Insured),
3.00%, 9/1/22	$650	$666
3.00%, 9/1/23	750	789

Texas State PFA G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/21	5,000	5,000

Texas State Transportation Commission Highway Improvement G.O. Unlimited, Prerefunded,
5.00%, 4/1/22(8)	22,000	22,526

Texas State Water Development Board Revenue Bonds,
5.00%, 10/15/21	1,875	1,878
5.00%, 4/15/22	1,450	1,487
5.00%, 10/15/22	2,700	2,834

Texas State Water Development Board Revenue Bonds, Master Trust,
3.00%, 10/15/22	2,000	2,058
4.00%, 4/15/23	985	1,042
4.00%, 10/15/23	2,000	2,154

Tomball Independent School District Variable G.O. Unlimited Bonds, School Building, Series B-2 (PSF, Gtd.),
0.26%, 8/15/24(2) (5) (6)	4,700	4,679

Travis County Housing Finance Corp. Revenue Bonds, Enclave on Ross Apartments,
0.23%, 2/1/24(2) (5) (6)	8,250	8,229

Travis County Housing Finance Corp. Variable Revenue Bonds, Cascades at Onion Creek Apartments,
0.35%, 2/1/23(2) (5) (6)	22,000	22,005

University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/22	2,500	2,564
5.00%, 4/15/23	1,850	1,983

Waco G.O. Limited Refunding Bonds,
5.00%, 2/1/22	2,000	2,032

		325,918

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    327    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Utah – 0.7%

Alpine School District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 3/15/22	$12,825	$13,106

Canyons School District Local Building Authority Revenue Bonds,
5.00%, 6/15/23	2,865	3,098

Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/24	1,000	1,122

Salt Lake County G.O. Unlimited Bonds,
5.00%, 12/15/21	3,350	3,382
5.00%, 12/15/22	3,975	4,206

Utah State G.O. Unlimited Bonds, Series B,
5.00%, 7/1/22	3,500	3,626

		28,540

Virginia – 3.6%

Arlington County G.O. Unlimited Bonds,
5.00%, 6/15/22	4,595	4,751

Arlington County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 8/1/22	6,690	6,958
5.00%, 8/1/23	5,735	6,238

Fairfax County G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
4.00%, 10/1/21	18,880	18,880
4.00%, 10/1/22	10,000	10,381

Hampton Roads Transportation Accountability Commission Revenue BANS, Series A,
5.00%, 7/1/22	41,800	43,294

Harrisonburg G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding),
5.00%, 7/15/23	3,360	3,646

King George County IDA Waste Management Inc., King George Land Revenue Bonds (AMT),
2.50%, 6/1/23(2) (6)	2,000	2,068

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Virginia – 3.6% continued

Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/21	$9,000	$9,070

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment,
5.00%, 2/1/22	2,000	2,032
5.00%, 2/1/23	2,000	2,128

Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College Program,
5.00%, 2/1/22	5,690	5,780

Virginia State G.O. Unlimited Refunding Bonds, Series B, Escrowed to Maturity,
5.00%, 6/1/22	1,315	1,357

Virginia State G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance,
5.00%, 6/1/22	5,710	5,892

Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/22	2,000	2,080

Virginia State Public Building Authority Public Facilities Revenue Refunding Bonds, Series B,
5.00%, 8/1/22	4,000	4,160

Virginia State Public School Authority School Financing Revenue Refunding Bonds,
5.00%, 8/1/22	9,000	9,360

Virginia State Public School Authority School Technology & Security Notes Revenue Bonds, Series VIII,
5.00%, 4/15/23	5,970	6,409

Virginia State Public School Authority Special Obligation Prince Revenue Bonds (State Aid Withholding),
4.00%, 10/1/21	5,330	5,330
4.00%, 10/1/22	5,275	5,476

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    328    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Virginia – 3.6% continued

Virginia State Resources Authority Infrastructure Subordinate Revenue Refunding Bonds, Virginia Pooled Financing (Moral Obligation Insured),
5.00%, 11/1/23	$1,000	$1,098

Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
5.00%, 1/1/22	500	506
5.00%, 1/1/23	500	528

		157,422

Washington – 2.6%

Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2A, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 0.35%, 11/1/21(2) (5)	10,000	10,000

Central Puget Sound Regional Transit Authority Variable Sales & Use TRB, Series S-2B, Green Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 0.50%, 11/1/23(2) (5)	12,500	12,537

Port of Seattle First Lien Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 9/1/23	2,000	2,179

Seattle Municipal Light & Power Improvement Revenue Bonds,
5.00%, 4/1/22	3,420	3,501

Seattle Municipal Light & Power Improvement Revenue Refunding & Improvement Bonds, Series B,
5.00%, 2/1/22	11,400	11,580

Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 0.30%, 11/1/26(2) (5)	7,520	7,520

Washington Federal Highway Grant Anticipation Revenue Bonds, Senior 520 Corridor Program,
5.00%, 9/1/23	3,000	3,272

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Washington – 2.6% continued

Washington State G.O. Unlimited Refunding Bonds, Series R-2020A,
5.00%, 1/1/22	$3,500	$3,541

Washington State G.O. Unlimited Refunding Bonds, Series R-2020B,
5.00%, 1/1/22	2,750	2,783

Washington State G.O. Unlimited Refunding Bonds, Series R-2020C,
5.00%, 7/1/22	3,465	3,590

Washington State G.O. Unlimited Refunding Bonds, Series R-2020D,
5.00%, 7/1/22	10,405	10,781

Washington State G.O. Unlimited Refunding Bonds, Series R-2021B,
5.00%, 1/1/22	21,735	21,992

Washington State G.O. Unlimited Refunding Bonds, Series R-2021C,
5.00%, 8/1/23	15,500	16,862

		110,138

Wisconsin – 2.2%

Madison G.O. Unlimited Promissory Notes, Series A,
10/1/22(4)	8,130	8,271
10/1/23(4)	8,130	8,408

Madison G.O. Unlimited Refunding Promissory Notes, Series A,
4.00%, 10/1/22	4,895	5,081
4.00%, 10/1/23	7,100	7,631

Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,
2.00%, 6/1/23	2,475	2,548
2.00%, 6/1/24	2,580	2,694

Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 4/1/24	12,515	13,912

Milwaukee G.O. Unlimited Promissory Refunding Notes, Series N4,
5.00%, 4/1/23	1,725	1,847

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
5.00%, 6/1/22	275	284
5.00%, 6/1/23	345	372

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    329    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 63.0% continued

Wisconsin – 2.2% continued

Wisconsin G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/23	$1,100	$1,209

Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, Green Bonds,
5.00%, 6/1/23	4,350	4,698
5.00%, 6/1/24	4,570	5,147

Wisconsin State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/22	13,180	13,550
5.00%, 5/1/23	4,720	5,078

Wisconsin State G.O. Unlimited Refunding Bonds, Series 2,
5.00%, 11/1/21	6,210	6,233

Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health,
(Floating, SIFMA Municipal Swap Index Yield + 0.65%), 0.70%, 7/31/24(2) (5)	5,000	5,047

Wisconsin State Housing & EDA Home Ownership Revenue Bonds, Social Bonds, Series A,
0.30%, 3/1/23	1,600	1,598
0.35%, 9/1/23	1,295	1,294
0.45%, 3/1/24	525	524

		95,426

Total Municipal Bonds

(Cost $2,720,368)		2,724,855

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
0.00%(11) (12)	151,338,272	$151,338

Total Investment Companies

(Cost $151,338)		151,338

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 7.7%

Alaska State International Airports Revenue Refunding Bonds, Series C (AMT),
5.00%, 10/1/21	$450	$450

Alvin Independent School District Variable G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.25%, 8/15/22(2) (5) (6)	7,500	7,564

Asset/Liability Commission General Revenue Refunding Bonds, Series A,
4.00%, 11/1/21	3,500	3,510

Bedford County G.O. Unlimited Refunding Bonds,
5.00%, 6/1/22	795	820

Black Belt Energy Gas District Alabama Gas Supply Revenue Bonds, Series A,
4.00%, 7/1/22(2) (5) (6)	11,125	11,379

Clark County School District G.O. Limited Bonds, Series A,
5.00%, 6/15/22	3,440	3,556

Clear Creek Independent School District G.O. Unlimited Bonds, Series B (PSF, Gtd.),
1.35%, 8/15/22(2) (5) (6)	14,000	14,118

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series U-2, Yale University Issue,
2.00%, 2/8/22(2) (5) (6)	10,000	10,063

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A-1, Yale University,
1.45%, 7/1/22(2) (5) (6)	21,000	21,198

Contra Costa County Schools Pooled Cross Fiscal Year 2020-21 TRANS, Series A,
2.00%, 12/1/21	1,650	1,654

Cypress-Fairbanks Independent School District G.O. Unlimited Bonds, Series B-1 (PSF, Gtd.),
1.25%, 8/15/22(2) (5) (6)	4,500	4,539

District of Columbia Housing Finance Agency MFH Revenue Bonds, The Strand Residences Project,
1.45%, 8/1/22(2) (5) (6)	1,500	1,514

El Paso County School District No. 49 Falcon COPS,
5.00%, 12/15/21	250	252

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    330    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.7% continued

Gahanna-Jefferson City School District COPS, School Facilities Project (BAM Insured),
2.00%, 12/1/21	$715	$717

Gilbert G.O. Unlimited Refunding Bonds,
5.00%, 7/1/22	12,500	12,951

Hawaii State G.O. Unlimited Bonds, Series GA,
5.00%, 10/1/21	11,500	11,500

Humboldt County PCR Variable Revenue Refunding Bonds, Sierra Pacific Power Company,
1.85%, 4/15/22(2) (5) (6)	10,000	10,081

Illinois Development Finance Authority Solid Waste Disposal Revenue Bonds (AMT), Waste Management, Inc., Project,
0.55%, 11/1/21(2) (5) (6)	6,000	6,002

Illinois State Housing Development Authority MFH Revenue Bonds, Heather Ridge,
1.90%, 10/1/21(2) (5) (6)	4,500	4,500

Illinois State Housing Development Authority MFH Variable Revenue Bonds, Northpoint Illinois Preservation,
0.33%, 8/1/22(2) (5) (6)	10,000	10,007

Indiana State Finance Authority Hospital Revenue Bonds, Indiana University Health Obligated Group, Prerefunded,
1.65%, 1/1/22(2) (6) (8)	5,000	5,018

Los Angeles County Schools Pooled Financing Program TRANS,
2.00%, 12/30/21	21,000	21,098

Louisa IDA Variable PCR Bonds, Virginia Electric,
1.80%, 4/1/22(2) (5) (6)	3,750	3,778

Louisiana State Gas & Fuels Second Lien Variable Revenue Refunding Bonds, Series D,
0.55%, 5/1/22(2) (5) (6)	20,000	20,005

Lubbock Electric Light & Power System Revenue Bonds,
5.00%, 4/15/22	1,750	1,795

Massachusetts State HFA Variable Revenue Bonds, Chestnut Park Project,
2.40%, 12/1/21(2) (5) (6)	3,000	3,011

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.7% continued

Memphis Health Educational & Housing Facility Board MFH Variable Revenue Bonds, Burkle & Main Apartment,
1.40%, 5/1/22(2) (5) (6)	$2,500	$2,517

Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management,
0.55%, 11/1/21(2) (5) (6)	2,750	2,751

Miami-Dade County IDA Solid Waste Disposal Variable Revenue Bonds, Waste Management,
0.45%, 11/1/21(2) (5) (6)	5,100	5,101

Milwaukee Area Technical College District G.O. Unlimited Bonds, Series C,
2.00%, 12/1/21	7,485	7,507

Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/22	8,085	8,443

Montgomery G.O. Unlimited Refunding Bonds, Series B, Warrants,
3.00%, 12/1/21	1,800	1,808

New London City G.O. Unlimited BANS,
2.00%, 3/17/22	12,600	12,706

New York City Housing Development Corp. MFH Revenue Bonds, Series G, Sustainable Neighborhood Bonds,
2.00%, 12/31/21(2) (5) (6)	375	377

New York City Housing Development Corp. MFH Variable Revenue Bonds, Series C-2, Sustainable Development Bonds,
0.23%, 4/29/22(2) (5) (6)	2,500	2,499

New York City Housing Development Corp. Multi-Family Housing Variable Revenue Notes, Series H,
0.12%, 3/15/22(2) (5) (6)	8,780	8,777

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/21	1,100	1,108

North Carolina State Capital Facilities Finance Agency Educational Facilities Taxable Revenue Bonds, Series B, Campbell University,
0.71%, 10/1/21	700	700

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    331    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 7.7% continued

Northern Tobacco Securitization Corp. Settlement Revenue Refunding Senior Bonds, Series A, Class 1,
3.00%, 6/1/22	$600	$610

Nuveen AMT-Free Quality Municipal Income Fund Tax Exempt Preferreds,
0.25%, 10/8/21(2) (5) (13)	15,000	15,000

Ohio State HFA MFH Revenue Bonds, Series A (GNMA, FHA Insured),
0.40%, 9/1/22(2) (5) (6)	3,970	3,972

Oregon Business Development Commission Economic Development Revenue Bonds (AMT),
5.00%, 3/1/22(2) (5) (6)	43,400	44,206

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Revenue Bonds, Waste Management Project,
2.80%, 12/1/21(2) (5) (6)	2,500	2,510

Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/21	2,000	2,018

Texas State PFA G.O. Unlimited Bonds, Series A,
4.00%, 10/1/21	6,000	6,000

Texas State Transportation Commission State Highway Fund Revenue Refunding Bonds, First Tier, Series B,
4.00%, 10/1/21(2) (5) (6)	3,035	3,035

Topeka Utility Revenue Refunding Bonds, Series A (BAM Insured),
4.00%, 8/1/22	7,795	8,041

Traverse City Area Public Schools G.O. Unlimited Bonds, Series II,
3.00%, 5/1/22	2,075	2,108

Total Short-Term Investments

(Cost $331,914)		332,874

Total Investments – 102.1%

(Cost $4,405,800)		4,418,953
Liabilities less Other Assets – (2.1%)		(92,284)

NET ASSETS – 100.0%		$4,326,669

(1)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(2)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(5)	Maturity date represents the puttable date.
(6)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(7)	Security has converted to a fixed rate as of May 1, 2019, and will continue at a fixed rate going forward.
(8)	Maturity date represents the prerefunded date.
(9)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(10)	Variable rate is calculated based on the issuer’s annual income.
(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2021 is disclosed.
(13)

Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CMT - Constant Maturity

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    332    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

IDA - Industrial Development Authority

IDB - Industrial Development Board

L.P. - Limited Partnership

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MFH - Multi-Family Housing

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PLC - Public Limited Company

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

S.A. - Société Anonyme (French: Public Limited Company)

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate bonds	18.1%

Foreign Issuer Bonds	9.8%

Municipal Bonds	63.0%

Investment Companies	3.5%

Short-Term Investments	7.7%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds(1)	$—	$786,070	$—	$786,070

Foreign Issuer Bonds(1)	—	423,816	—	423,816

Municipal Bonds(1)	—	2,724,855	—	2,724,855

Investment Companies	151,338	—	—	151,338

Short-Term Investments	—	332,874	—	332,874

Total Investments	$151,338	$4,267,615	$—	$4,418,953

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    333    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS – 82.2%

Alabama – 0.8%

Birmingham G.O. Unlimited Convertible CABS, Series A, Prerefunded,
5.00%, 3/1/27(1)	$815	$869

Birmingham G.O. Unlimited Convertible CABS, Series A, Unrefunded Balance,
5.00%, 3/1/27	185	197

Black Belt Energy Gas District Alabama Gas Prepay Revenue Bonds, Series A-1, Project No. 5,
4.00%, 10/1/26(2) (3) (4)	2,500	2,872

Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds,
4.00%, 12/1/31(2) (3) (4)	5,000	6,101

City of Madison Board of Education Special Tax School Warrants,
4.00%, 2/1/44	4,540	5,207

		15,246

Arizona – 2.5%

Arizona Board of Regents State University System Revenue Bonds, Series B, Green Bonds,
5.00%, 7/1/42	2,000	2,361

Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,388

Arizona IDA Hospital Revenue Bonds, Phoenix Children’s Hospital,
4.00%, 2/1/50	2,000	2,300

Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/61	1,250	1,362

Arizona State IDA Lease Revenue Bonds, Series A,
3.00%, 9/1/50	1,600	1,668

Arizona State Transportation Board Highway Revenue Refunding Bonds,
5.00%, 7/1/30	1,485	1,773

Arizona State University Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	1,000	1,249

Bullhead City Excise Tax Revenue Bonds, Second Series,
2.70%, 7/1/51	2,500	2,429

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Arizona – 2.5% continued

La Paz County IDA Education Facility Lease Revenue Bonds, Harmony Public Schools Project,
4.00%, 2/15/51	$580	$641

Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
4.00%, 7/1/50	5,000	5,718

Phoenix Civic Airport Improvement Corp. Junior Lien Airport Revenue Bonds,
4.00%, 7/1/44	5,000	5,758

Phoenix Civic Improvement Corp. District Convertible Revenue CABS, Series B, Civic Plaza (NATL Insured),
5.50%, 7/1/38	2,500	3,721

Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 7/1/24(1)	5,000	5,644

Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	1,042

Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/39	4,000	4,864

Scottsdale Taxable G.O. Unlimited Refunding Bonds,
1.34%, 7/1/30	1,470	1,427

Student & Academic Services LLC Lease Revenue Bonds, Northern Arizona Capital Facilities (BAM Insured),
5.00%, 6/1/44	2,000	2,197

Yavapai County IDA Hospital Facility Revenue Refunding Bonds, Yavapai Regional Medical,
3.13%, 8/1/43	1,000	1,052

		47,594

California – 8.2%

California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(2) (3) (4)	20,000	24,239

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    334    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

California – 8.2% continued

California HFA Municipal Certificates Revenue Bonds, Series 2, Class A,
4.00%, 3/20/33	$973	$1,147

California HFA Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,475	4,030

California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	1,200

California State Educational Facilities Authority Revenue Bonds, Series A, University of San Francisco,
5.25%, 10/1/55	2,000	3,190

California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75

California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	700	847
5.00%, 11/1/30	1,350	1,789

California State G.O. Unlimited Various Purpose Refunding Bonds,
4.00%, 10/1/27	5,000	5,950
5.00%, 4/1/38	5,000	5,538

California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(2) (3) (4)	5,000	5,015

California State Municipal Finance Authority Revenue Bonds, Humangood, California Obligated Group,
3.00%, 10/1/46	1,000	1,034

California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,417

California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	1,000	1,037

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

California – 8.2% continued

California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 11/1/23	$1,000	$1,099

California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,977
2.38%, 10/1/51	4,000	3,811

Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series B, Election,
6.00%, 5/1/34	2,500	2,861

Central Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/43	1,000	1,175

Chino Valley Unified School District G.O. Limited Bonds, Series B,
4.00%, 8/1/45	500	584

Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
5.00%, 8/1/51	1,100	1,389

CSCDA Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC,
5.00%, 5/15/32	1,000	1,174

Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series D (AMT),
5/15/51(5)	10,000	11,445

Los Angeles Department of Airports Airport Subordinated Revenue Refunding Bonds,
5.00%, 5/15/36	2,745	3,463
5.00%, 5/15/43	5,000	6,220

Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,710

Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/46	445	568

Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/39	1,000	1,265

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    335    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

California – 8.2% continued

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	$1,445	$1,652

Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.00%, 7/1/43	5,000	6,159

Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/39	2,070	2,535

Metropolitan Water District of Southern California Revenue Bonds, Series A,
5.00%, 10/1/46	2,500	3,239

Moreno Valley Unified School District G.O. Unlimited, Series C (BAM Insured),
3.00%, 8/1/50	2,000	2,124

Morgan Hill Redevelopment Agency Successor Agency Taxable Allocation Refunding Bonds,
1.81%, 9/1/30	2,000	1,982

Natomas Unified School District G.O. Unlimited Bonds, Series A (AGM Insured),
4.00%, 8/1/49	1,000	1,120

Newport Mesa Unified School District G.O. Unlimited Refunding CABS Bonds,
0.00%, 8/1/41(6)	2,000	1,049

Northern Energy Authority Commodity Supply Revenue Bonds, Series A,
4.00%, 7/1/24(2) (3) (4)	2,500	2,719

Oakland Unified School District Alameda County G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 8/1/28	1,000	1,166

Palomar Community College District G.O. Unlimited Convertible CABS, Election,
(Step to 6.38% on 8/1/30), 0.29%, 8/1/45(7) (8)	3,750	4,072

Porterville Water COPS, Water System Financing Project (AGM Insured),
4.00%, 8/15/50	1,000	1,155

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

California – 8.2% continued

Riverside Community College District Taxable G.O. Unlimited Refunding Bonds,
1.40%, 8/1/27	$725	$727

San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,790

San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds,
5.00%, 5/1/36	3,300	4,143

San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series B, Regional Water,
5.00%, 11/1/50	5,000	6,089

San Jose Unified School District Santa Clara County Taxable G.O. Unlimited Refunding Bonds,
1.22%, 8/1/28	1,000	983

San Juan Unified School District G.O. Unlimited Bonds, Series N, Election of 2012,
4.00%, 8/1/29	2,000	2,292

Santa Monica Community College District Taxable G.O. Unlimited Refunding Bonds,
1.70%, 8/1/30	1,000	992
1.85%, 8/1/31	400	399

Sequoia Union High School District Taxable G.O. Unlimited Refunding Bonds,
2.61%, 7/1/35	1,000	1,031

Solano County Community College G.O. Unlimited Bonds, Series A, District Election of 2012,
(Step to 5.13% on 8/1/23), 1.42%, 8/1/41(7) (8)	3,200	3,732

University of California Revenue Refunding Bonds, Series Q, Limited Project,
5.00%, 5/15/46	4,000	5,090

Vacaville Unified School District G.O. Unlimited Series D,
4.00%, 8/1/45	500	581

		159,070

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    336    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Colorado – 3.3%

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.25%, 12/1/40	$4,775	$5,810

Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(1)	225	277

Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	6,468

Aurora Water Revenue Refunding Bonds, Green Bonds, Prerefunded,
5.00%, 8/1/26(1)	4,000	4,844

Colorado State COPS ,Series A,
4.00%, 12/15/37	10,000	11,656

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,997

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System Sunbelt,
4.00%, 11/15/41	1,000	1,109

Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Series A, Commonspirit Health,
4.00%, 8/1/49	3,680	4,127

Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	3,400	4,163

Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,420

Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(6)	2,750	1,627
0.00%, 8/1/39(6)	2,805	1,513

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Colorado – 3.3% continued

Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	$1,500	$1,759

El Paso County School District No. 12 Cheyenne Mountain G.O. Unlimited Bonds (State Aid Withholding), Prerefunded,
5.25%, 9/15/24(1)	5,000	5,726

Jefferson County School District No. R-001 G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/37	5,000	6,264

Regional Transportation District Private Activity Revenue Refunding Bonds, Denver Transit Partners,
4.00%, 7/15/39	800	1,024

Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,560

		64,344

Connecticut – 0.6%

Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University,
4.00%, 7/1/45	1,500	1,702

Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	3,000	3,475

Connecticut State Special Tax Obligation Revenue Bonds, Series B,
5.00%, 10/1/31	2,500	3,146

University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,675

		11,998

District of Columbia – 1.6%

District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 6/1/43	5,000	6,128

District of Columbia G.O. Unlimited Bonds, Series C,
5.00%, 6/1/38	1,000	1,115

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    337    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

District Of Columbia – 1.6% continued

District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Bonds, Series A, Green Bonds,
5.00%, 10/1/45	$2,500	$2,889

Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Series A, Dulles Metrorail & Capital Improvement,
5.00%, 10/1/44	2,000	2,455

Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	5,000	5,228
5.00%, 10/1/43	4,000	4,924
5.00%, 10/1/46	2,000	2,515

Washington Metropolitan Area Transit Authority Gross Revenue Bonds,
5.00%, 7/1/38	1,800	2,168
5.00%, 7/1/43	3,000	3,583

		31,005

Florida – 5.4%

Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,989

Broward County Airport System Revenue Bonds, Series C, Prerefunded,
5.25%, 10/1/23(1)	5,000	5,495

Broward County Port Facilities Revenue Refunding Bonds, Series A (AGM Insured), Unrefunded Balance,
5.00%, 9/1/24	410	411
5.00%, 9/1/25	330	331

Broward County Port Facilities Revenue Refunding Bonds, Series B (AMT), Unrefunded Balance,
5.00%, 9/1/23	820	823

Central Florida Expressway Authority Senior Lien Revenue Bonds, Series B,
5.00%, 7/1/44	2,500	3,086

Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,361

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Florida – 5.4% continued

Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	$1,000	$1,264

Florida State Department Transportation G.O. Unlimited Refunding Bonds,
3.00%, 7/1/30	2,500	2,536

Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	2,273

Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Florida Institute of Technology,
4.00%, 10/1/44	1,750	1,907

Florida State Higher Educational Facilities Financial Authority Revenue Bonds, Ringling College Project,
5.00%, 3/1/49	3,000	3,526

Florida State Turnpike Authority Revenue Bonds, Series C, Department of Transportation,
4.50%, 7/1/43	3,000	3,177

Gainesville Utilities System Revenue Bonds, Green Bonds, Series A-1,
5.00%, 10/1/46	1,500	1,930

Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	1,965	2,349

Hillsborough County Aviation Authority Customer Facilities Charge Revenue Bonds, Series A, Tampa International Airport,
5.00%, 10/1/44	2,500	2,811

Hillsborough County IDA Hospital Revenue Bonds, Series A, Tampa General Hospital Project,
3.50%, 8/1/55	1,150	1,234

Miami Beach Health Facilities Authority Mt. Sinai Medical Center of Florida Revenue Bonds,
3.00%, 11/15/51	3,500	3,566

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    338    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Florida – 5.4% continued

4.00%, 11/15/51	$2,000	$2,274

Miami-Dade County Aviation Revenue Refunding Bonds,
5.00%, 10/1/41	450	534

Miami-Dade County Aviation Revenue Refunding Bonds (AMT),
5.00%, 10/1/27	2,000	2,255

Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,772

Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
2.37%, 10/1/23	2,000	2,072

Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A,
5.00%, 7/1/39	4,025	4,477

Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	10,500	10,911

Miami-Dade County Special Obligation Subordinate Taxable Revenue Refunding Bonds, Series 2,
2.14%, 10/1/30	750	744

Miami-Dade County Transit System Sales Surtax Revenue Bonds, Prerefunded,
5.00%, 7/1/22(1)	10,000	10,361

Orange County HFA Multifamily Variable Revenue Bonds, Jernigan Gardens Project (HUD Sector 8 Program),
0.35%, 10/1/22(2) (3) (4)	5,000	5,001

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Prerefunded,
5.00%, 10/1/21(1)	75	75

Palm Beach County Solid Waste Authority Revenue Refunding Bonds, Unrefunded Balance,
5.00%, 10/1/31	4,925	4,925

Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,630

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Florida – 5.4% continued

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Bonds,
5.00%, 10/1/38	$5,000	$5,447

Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/36	1,750	2,095

Tampa-Hillsborough County Expressway Authority Taxable Revenue Refunding Bonds, Series B (BAM Insured),
2.64%, 7/1/36	1,000	1,013
2.69%, 7/1/37	1,470	1,487

		105,142

Georgia – 2.0%

Burke County Development Authority Variable PCR Refunding Bonds, Georgia Transmission Corp.,
2.75%, 1/1/52(9)	2,200	2,199

Gainesville & Hall County Hospital Authority Revenue Anticipation Certificates, Northeast Georgia Health System, Inc. Project,
2.50%, 2/15/51	2,500	2,359
3.00%, 2/15/51	5,000	5,189
4.00%, 2/15/51	5,000	5,679

Georgia Road & Tollway Authority Taxable Revenue Refunding Bonds (State Gtd.),
1.90%, 7/15/34	2,000	1,988

Georgia State G.O. Unlimited Bonds, Series A-Tranche 2,
5.00%, 7/1/31	2,000	2,581

Georgia State Housing & Finance Authority Revenue Bonds, Series B,
3.25%, 12/1/49	5,000	5,237

Gwinnett County School District G.O. Unlimited Bonds,
5.00%, 2/1/40	5,000	6,255

Main Street Natural Gas, Inc. Gas Supply Revenue Bonds, Series A,
5.00%, 5/15/43	500	599
5.00%, 5/15/49	1,000	1,456

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    339    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Georgia – 2.0% continued

Main Street Natural Gas,Inc.Gas Supply Revenue Bonds, Subseries C,
4.00%, 12/1/23(2) (3) (4)	$1,650	$1,766

Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,871

		38,179

Hawaii – 0.5%

Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/48	4,000	4,834

Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,457

Honolulu City & County Wastewater System Taxable Revenue Refunding Bonds, Series A,
1.00%, 7/1/27	1,265	1,238
1.47%, 7/1/30	1,500	1,454

		9,983

Idaho – 0.2%

Idaho State Health Facilities Authority Hospital Revenue Bonds, Trinity Health Credit Group,
4.00%, 12/1/43	2,000	2,296

University of Idaho Revenue Refunding Bonds, Series A (AGM Insured),
5.00%, 4/1/40	1,285	1,656

		3,952

Illinois – 4.1%

Chicago Midway Airport Second Lien Revenue Refunding Bonds, Series B,
5.25%, 1/1/34	2,500	2,646

Chicago O’Hare International Airport Revenue Refunding Bonds, Series A, Passenger Facilities Charge,
5.00%, 1/1/23	2,000	2,028

Chicago O’Hare International Airport Senior Lien General Revenue Bonds, Series D,
5.00%, 1/1/39	1,015	1,071

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Illinois – 4.1% continued

Chicago O’Hare International Airport Senior Lien General Revenue Refunding Bonds, Series B,
5.00%, 1/1/41	$3,100	$3,606

Cook County Sales Tax Revenue Refunding Bonds,
4.00%, 11/15/38	5,000	5,631

Du Page County Revenue Refunding Bonds, Morton Abroretum Project,
3.00%, 5/15/47	1,500	1,531

Illinois Housing Development Authority Multifamily Revenue Bonds, Series C (FHA Insured),
2.75%, 7/1/51	5,000	4,957

Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	1,740	1,988

Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,514

Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/28	1,500	1,915

Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/37	5,745	6,801

Illinois State Finance Authority Revenue Refunding Bonds, Edward-Elmhurst Healthcare,
4.25%, 1/1/44	5,000	5,674
5.00%, 1/1/44	2,500	2,966

Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	2,707

Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
3.00%, 5/15/50	2,500	2,619
4.00%, 5/15/50	3,150	3,587

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    340    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Illinois – 4.1% continued

Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	$1,500	$1,713

Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/33	2,250	3,141

Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
4.00%, 2/1/33	4,750	5,306

Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/41	2,000	2,356

Lake Cook Kane & Mchenry County Community Unit School District No. 220 G.O. Unlimited Bonds, Barrington,
3.00%, 12/1/33	2,500	2,784

Regional Transportation Authority Revenue Bonds, Series A (AGM Insured),
5.75%, 6/1/34	3,400	4,656

Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	5,241

Will, Grundy, Etc. Counties Community College District No. 525 G.O. Unlimited Refunding Bonds, Alternative Revenue Source, Prerefunded,
5.25%, 12/1/23(1)	2,500	2,767

		79,205

Indiana – 0.8%

Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(2) (3) (4)	1,500	1,478

Indiana Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(2) (3) (4)	1,125	1,114

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Indiana – 0.8% continued

Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
5.25%, 10/1/38	$3,150	$3,150
4.25%, 10/1/44	3,000	3,252

Indiana State Health & Educational Facilities Financing Authority Ascension Senior Credit Group Revenue Refunding Bonds,
4.00%, 11/15/46	2,900	3,272

Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	2,000	2,470

		14,736

Iowa – 0.2%

Pefa Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(2) (3) (4)	2,500	2,961

Kansas – 0.4%

Johnson County Unified School District No. 512 Shawnee Mission G.O. Unlimited Refunding Bonds, Series A,
4.00%, 10/1/22	2,000	2,077

Manhattan G.O. Unlimited Temporary Notes, Series 2021-01,
0.20%, 6/15/24	5,000	4,979

		7,056

Kentucky – 2.4%

Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(2) (3) (4)	1,500	1,509

Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.13%, 10/1/34	5,200	5,318

Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	5,588

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    341    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Kentucky – 2.4% continued

Kentucky Bond Development Corp. Educational Facilities Revenue Refunding Bonds, Transylvania University Project,
4.00%, 3/1/49	$330	$371

Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C, Gas Supply,
4.00%, 2/1/28(2) (3) (4)	10,000	11,696

Louisville & Jefferson County Metro Government Pollution Control Revenue Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	10,000	10,015

Louisville & Jefferson County Metropolitan Sewer District & Drain System Revenue Bonds, Series A,
5.00%, 5/15/34	2,000	2,010

Louisville & Jefferson County Metropolitan Sewer District & Drainage System Subordinated BANS,
5.00%, 10/20/21	10,000	10,026

		46,533

Louisiana – 2.3%

Lafayette Parish School Board Sales TRB, Prerefunded,
5.00%, 4/1/27(1)	2,165	2,666

Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	7,358

Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,304

Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University of Louisiana,
5.00%, 4/1/45	5,000	6,197

Louisiana State G.O. Unlimited Bonds,
4.00%, 5/1/32	2,500	2,786

Louisiana State Gas & Fuels First Lien Revenue Refunding Bonds, Series A,
4.50%, 5/1/39	2,500	2,793

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Louisiana – 2.3% continued

4.00%, 5/1/41	$5,000	$5,446

Louisiana State Gas & Fuels Revenue Refunding Bonds, Series A-1,
4.00%, 5/1/32	5,000	5,105

Louisiana State Gas & Fuels Tax Second Lien Revenue Refunding Bonds, Series C,
5.00%, 5/1/45	1,000	1,208

Louisiana State Highway Improvement Revenue Taxable Refunding Bonds, Series A,
1.54%, 6/15/29	1,880	1,865

Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman’s Hospital Foundation Project,
5.00%, 10/1/31	1,510	1,829

Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,909

		45,466

Maine – 0.1%

Maine Health & Higher Educational Facilities Authority Taxable Revenue Refunding Bonds, Series B (AGM Insured State Intercept),
2.09%, 7/1/29	1,000	1,007

Maryland – 0.6%

Howard County G.O. Unlimited Bonds, Series A,
5.00%, 2/15/30	1,000	1,214

Maryland State Department of Transportation Baltimore Washington International Revenue Bonds (AMT),
5.00%, 8/1/46	3,000	3,760

Maryland State Department of Transportation Consolidated Transportation Revenue Bonds,
2.50%, 10/1/33	1,850	1,958

Maryland State G.O. Unlimited Bonds, Group 2, State and Local Facilities,
5.00%, 8/1/35	2,965	3,861

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    342    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Maryland – 0.6% continued

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Lifebridge Health,
5.00%, 7/1/44	$1,100	$1,299

		12,092

Massachusetts – 3.8%

Lincoln School G.O. Unlimited Bonds,
3.50%, 3/1/44	3,810	4,260

Massachusetts Bay Transportation Authority Assessment Revenue Refunding Bonds, Series A,
5.00%, 7/1/41	2,800	2,895

Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(6)	2,500	2,203

Massachusetts State Bay Transportation Authority Sales TRB, Senior Series B,
5.25%, 7/1/33	1,900	2,591

Massachusetts State College Building Authority, Revenue Bonds, Series B, Green Bonds (State Intercept Program), Prerefunded,
5.00%, 5/1/24(1)	1,000	1,120

Massachusetts State Development Finance Agency Revenue Bonds, Series V,
5.00%, 7/1/55	5,500	8,482

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series A, Harvard University,
5.00%, 7/15/40	1,000	1,428

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/36	445	540
5.00%, 7/1/38	340	411

Massachusetts State HFA Sustainability Revenue Bonds, Series A-1 (FHA Insured),
3.00%, 12/1/50	500	516

Massachusetts State Housing Finance Agency Revenue Bonds, Series H,
4.40%, 12/1/46	1,000	1,085

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Massachusetts – 3.8% continued

Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	$2,725	$3,143

Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,432

Massachusetts State School Building Authority Sales Subordinate TRB, Series A,
5.25%, 2/15/48	5,000	6,199

Massachusetts State School Building Authority Sales TRB, Senior Series A, Prerefunded,
5.00%, 5/15/23(1)	2,370	2,553

Massachusetts State School Building Authority Senior Lien Sales TRB, Series A, Prerefunded,
5.00%, 5/15/23(1)	3,015	3,248

Massachusetts State School Building Authority Senior Lien Sales TRB, Series B,
5.00%, 11/15/36	1,500	1,799
5.00%, 11/15/39	2,500	2,998

Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,964

Massachusetts State Special Obligation Dedicated Revenue Refunding Bonds, (NATL Insured),
5.50%, 1/1/34	2,500	3,398

Massachusetts State Transportation Fund Rail Enhancement & Accelerated Revenue Bonds,
5.00%, 6/1/42	7,820	9,525

Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	1,455	1,800

Quincy G.O. Limited BANS,
1.00%, 6/10/22	5,000	5,030

		72,620

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    343    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Michigan – 2.2%

Detroit City School District G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/32	$1,000	$1,302
5.00%, 5/1/33	1,000	1,297

Grand Rapids Public Schools Building & Site G.O. Unlimited Refunding Bonds (AGM Insured),
5.00%, 5/1/25	1,000	1,156

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	2,000	2,329

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I-A, Prerefunded,
5.50%, 10/15/21(1)	3,565	3,571

Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series II-A, Prerefunded,
5.38%, 10/15/21(1)	5,000	5,008

Michigan State Finance Authority Revenue Refunding Bonds, Series H-1, Partially Prerefunded,
5.00%, 10/1/39	5,000	5,609

Michigan State Trunk Line Fund Revenue Bonds,
5.00%, 11/15/33	2,500	3,330
4.00%, 11/15/46	10,000	11,716

Michigan State University Revenue Bonds, Series B, Board of Trustees,
5.00%, 2/15/44	2,000	2,452

Wayne County Airport Authority Revenue Bonds, Series D,
5.00%, 12/1/45	2,000	2,328

Wayne County Airport Authority Revenue Refunding Bonds, Series G,
5.00%, 12/1/34	2,625	3,078

		43,176

Minnesota – 1.6%

Metropolitan Council Minneapolis-Saint Paul Area G.O. Unlimited GANS, Series C,
5.00%, 12/1/21	20,000	20,155

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Minnesota – 1.6% continued

Minneapolis Special School District No. 1 G.O. Unlimited Bonds, Series B, Long-Term Facilities Maintenance (School District Credit Program),
5.00%, 2/1/28	$275	$334

Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/30	8,000	10,630

		31,119

Mississippi – 0.1%

Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc. Project,
2.38%, 6/1/44	1,000	988

Missouri – 0.6%

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B,
5.00%, 5/1/33	1,000	1,150
5.00%, 5/1/45	3,395	3,849

Metropolitan Saint Louis Sewer District Wastewater System Revenue Refunding & Improvement Bonds, Series B, Prerefunded,
5.00%, 5/1/25(1)	1,605	1,860

Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,895

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke’s Health System,
5.00%, 11/15/43	1,280	1,545

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, St. Luke’s Health System,
4.00%, 11/15/50	1,000	1,144

		12,443

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    344    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Montana – 0.0%

Montana Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA Insured HUD VA),
3.90%, 12/1/48	$80	$86

Nebraska – 1.2%

Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children’s Hospital Obligated Group,
5.00%, 11/15/36	1,000	1,184
5.00%, 11/15/37	1,000	1,182

Nebraska State Public Power District Revenue Refunding Bonds, Series D,
1/1/44(5)	1,625	1,894

Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
4.00%, 2/1/42	5,000	5,762
5.00%, 2/1/42	4,250	5,161

Omaha Public Power District Electric Revenue Bonds, Series B,
4.00%, 2/1/46	5,000	5,044

Omaha Public Power District Electric Revenue Bonds, Series B, Prerefunded,
5.00%, 2/1/22(1)	2,210	2,245

		22,472

Nevada – 0.4%

Clark County Airport System Subordinate Lien Revenue Refunding Bonds Series A-2,
4.25%, 7/1/36	5,000	5,472

Clark County School District Building G.O. Limited Bonds, Series A,
4.00%, 6/15/36	2,000	2,294

		7,766

New Jersey – 0.8%

New Jersey State EDA Revenue Bonds, Transit Transportation Project,
5.00%, 11/1/34	2,000	2,508

New Jersey State EDA Revenue School Facilities Construction Revenue Bonds,
5.00%, 6/15/34	500	629
4.00%, 6/15/44	2,250	2,570

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

New Jersey – 0.8% continued

New Jersey State Health Care Facilities Financing Authority Revenue Bonds, RWJ Barnabas Health Obligated Group,
2.63%, 7/1/51	$5,000	$4,831

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program,
5.25%, 6/15/43	4,500	5,595

		16,133

New York – 17.3%

Long Island Power Authority Electric System Revenue Refunding Bonds, Series A,
4.00%, 9/1/33	3,000	3,670

Nassau County G.O. Limited RANS, Series B,
2.00%, 1/7/22	5,000	5,025

New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	1,750	1,811

New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	2,000	2,042

New York City Housing Development Corp. Multi-Family Housing Revenue Refunding Bonds, Sustainable Development (FHA Insured),
2.15%, 11/1/36	900	883

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution,
5.00%, 6/15/50	1,500	1,896

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Fiscal 2014,
5.00%, 6/15/46	2,000	2,147

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1,
5.00%, 6/15/48	10,000	12,612

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    345    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

New York – 17.3% continued

New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB, Second Generation, Fiscal 2013,
5.00%, 6/15/47	$2,500	$2,642

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Second General Resolution,
5.00%, 6/15/40	5,000	6,225

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series BB-1,
3.00%, 6/15/44	2,200	2,330

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE,
5.25%, 6/15/36	2,000	2,457
5.00%, 6/15/39	1,800	2,173

New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series GG,
5.00%, 6/15/39	2,000	2,305

New York City Municipal Water Finance Authority Water & Sewer System Subordinate Revenue Refunding Bonds, Subseries FF-2,
5.00%, 6/15/40	3,500	4,409

New York City Transitional Finance Authority Building Aid Fiscal 2015 Revenue Bonds, Series S (State Aid Withholding),
5.00%, 7/15/36	1,500	1,742

New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,684

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	309

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

New York – 17.3% continued

New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds, Fiscal 2017,
5.00%, 2/1/40	$7,485	$8,963
5.00%, 2/1/43	8,310	9,907

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	4,989

New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C Subseries C-1,
4.00%, 5/1/46	2,500	2,880

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	5,249

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series B-1,
2.50%, 8/1/48	2,500	2,419
3.00%, 8/1/48	2,000	2,103
4.00%, 8/1/48	3,450	3,993

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	5,000	6,127

New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E-1,
4.00%, 2/1/43	7,895	9,162
4.00%, 2/1/46	8,950	10,311

New York City Transitional Finance Authority Subordinate Revenue Bonds, Subseries B-1,
5.00%, 11/1/34	500	586

New York G.O. Unlimited Bonds, Series A-1,
4.00%, 8/1/42	4,000	4,668
5.00%, 8/1/47	8,500	10,677
3.00%, 8/1/50	2,400	2,510
4.00%, 8/1/50	5,000	5,747

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    346    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

New York – 17.3% continued

New York G.O. Unlimited Bonds, Series E-1,
4.00%, 3/1/42	$2,500	$2,841

New York G.O. Unlimited Bonds, Series F-1, Unrefunded Balance,
5.00%, 3/1/37	80	85

New York G.O. Unlimited Bonds, Series I, Subseries 1-I,
5.00%, 3/1/28	1,510	1,674

New York G.O. Unlimited Bonds, Subseries A-1,
4.75%, 8/1/38	3,500	3,760

New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/43	2,000	2,411

New York G.O. Unlimited Refunding Bonds, Series F-1, Prerefunded,
5.00%, 3/1/23(1)	4,920	5,253

New York State Dorm Authority Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/47	2,000	3,001

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGC State Aid Withholding), Unrefunded Balance,
5.25%, 10/1/23	165	166

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series 2020, School Districts Financing Program (AGM Insured),
5.00%, 10/1/33	1,000	1,252

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A,
5.00%, 7/1/36	2,500	3,112

New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A-2, Columbia University,
5.00%, 10/1/46	500	746

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

New York – 17.3% continued

New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series B, Columbia University,
5.00%, 10/1/38	$4,500	$5,580

New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series B,
5.00%, 2/15/37	2,530	3,084

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Columbia University,
5.00%, 10/1/50	4,000	6,115

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.00%, 3/15/33	2,000	2,409
5.25%, 3/15/38	5,000	6,323
5.25%, 3/15/39	2,500	3,155
4.00%, 3/15/47	15,000	17,360
5.00%, 3/15/49	5,000	6,279

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A, Group 5,
4.00%, 3/15/47	5,000	5,789

New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	2,035	2,134

New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,372

New York State Environmental Facilities Corp. Clean & Drinking Water Revenue Bonds, Municipal Water Revolving Funds,
5.00%, 6/15/42	4,000	4,840

New York State Environmental Facilities Corp. Clean & Drinking Water Revolving Funds Pooled Financing Program Revenue Bonds, Series B, Escrowed to Maturity,
5.50%, 4/15/35	5,000	7,094

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    347    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

New York – 17.3% continued

New York State Environmental Facilities Corp. Revenue Bonds, Series C, Green Bonds,
5.00%, 8/15/37	$1,200	$1,469

New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	5,544

New York State Housing Finance Agency Affordable Housing Revenue Bonds, Series E (SonyMA, FNMA Insured),
4.15%, 11/1/47	1,000	1,071

New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	1,555	1,539

New York State Power Authority Revenue Refunding Bonds, Series A,
4.00%, 11/15/45	3,000	3,503

New York State Thruway Authority General Revenue Junior Indebtedness Obligations Subordinate Revenue Bonds, Series B,
4.00%, 1/1/45	2,000	2,284

New York State Thruway Authority Personal Income Tax Revenue Refunding Bonds, Series A-1, Bid Group 4,
4.00%, 3/15/52	2,500	2,863

New York State Thruway Authority Revenue Bonds, Series J,
5.00%, 1/1/27	50	55

New York State Thruway Authority Revenue Bonds, Series N, Group 1,
5.00%, 1/1/39	10,000	12,575

New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	701

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

New York – 17.3% continued

New York State Urban Development Corp. Personal Income TRB, Series A-1,
5.00%, 3/15/43	$3,000	$3,189

New York State Urban Development Corp. Taxable General Personal Income TRB,
3.90%, 3/15/33	5,000	5,569

New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
1.82%, 8/1/30	2,000	1,963

Oneida County Local Development Corp. Revenue Refunding Bonds, Hamilton College Project,
5.00%, 7/1/51	3,000	4,523

Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 217,
5.00%, 11/1/44	2,000	2,500

Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds, Series 186 (AMT),
5.00%, 10/15/44	3,000	3,326

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,249

Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 277 (AMT),
3.00%, 10/1/28	5,000	5,590
2.00%, 10/1/31	4,000	3,991

Sales Tax Asset Receivable Corp. Revenue Refunding Bonds, Series A, Fiscal 2015, Prerefunded,
5.00%, 10/15/24(1)	500	571

Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Revenue Bonds, Series C-3,
2.50%, 5/15/51	7,500	7,118
3.00%, 5/15/51	5,000	5,189

Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute Project, Forward Delivery,
4.00%, 9/1/40	1,250	1,459

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    348    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

New York – 17.3% continued

Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	$2,500	$2,935

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	3,082
5.00%, 12/15/40	1,000	1,231

Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds, Series TE,
5.00%, 12/15/41	3,500	3,850

Westchester County G.O. Limited Bonds, Series A,
4.00%, 12/1/29	625	728

		335,155

North Carolina – 0.9%

Charlotte Airport Revenue Bonds (AMT), Charlotte Douglas International,
4.00%, 7/1/39	1,255	1,445

Charlotte COPS, Series B,
3.00%, 6/1/22	725	727

Charlotte Refunding COPS, Convention Facility Project,
4.00%, 6/1/49	3,000	3,474

North Carolina Capital Facilities Finance Agency Educational Revenue Bonds, Wake Forest University,
5.00%, 1/1/48	1,000	1,192

North Carolina State Eastern Municipal Power Agency System Revenue Refunding Bonds, Series B (NATL, IBC Insured), Escrowed to Maturity,
6.00%, 1/1/22	6,015	6,100

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	995	1,027

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	619

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

North Carolina – 0.9% continued

University of North Carolina at Chapel Hill Hospital Revenue Bonds, University of North Carolina Hospital,
5.00%, 2/1/49	$1,000	$1,510

Western Carolina University Revenue Bonds, Series B,
4.00%, 4/1/45	1,000	1,145

		17,239

North Dakota – 0.1%

Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,531

Ohio – 1.1%

Akron Income Tax Revenue Refunding Bonds,
12/1/33(5)	1,325	1,533

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children’s Hospital Project,
5.00%, 11/15/49	3,500	5,303

Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	251

Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,154

Ohio Turnpike & Infrastructure Commission Senior Lien Revenue Bonds, Series A, Prerefunded,
5.00%, 2/15/23(1)	10,000	10,646

Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	2,080

		20,967

Oklahoma – 0.1%

Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C,
4.00%, 1/1/42	2,000	2,276

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    349    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Oregon – 1.1%

Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A, (School Board Guaranty Program),
0.00%, 6/15/38(6)	$7,500	$4,172

Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(6)	1,000	612

Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Project (AGM Insured),
4.00%, 8/15/45	1,000	1,162

Oregon State Department of Transportation Highway User Tax Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 11/15/24(1)	1,100	1,260

Oregon State G.O. Unlimited Bonds, Article XI-M and XI-N Seismic Grant Program,
5.00%, 6/1/30	1,005	1,325

Oregon State Health & Science University Revenue Refunding Bonds, Series A,
4.00%, 7/1/44	1,000	1,151

Oregon State Health & Science University Revenue Refunding Bonds, Series B,
5.00%, 7/1/38	2,035	2,404

Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,480

Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	4,303

Washington Multnomah & Yamhill Counties Hillsboro School District No. 1J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/35	2,000	2,435

		21,304

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Pennsylvania – 2.2%

Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds (AGM Insured),
4.00%, 6/1/39	$5,000	$5,672

Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	947
5.00%, 5/1/35	865	996

Franklin County G.O. Unlimited Refunding Bonds,
4.00%, 11/1/33	1,075	1,234

Manheim Central School District G.O. Limited Bonds, Series B (State Aid Withholding),
4.00%, 5/1/40	1,000	1,151

Monroe County G.O. Unlimited, Series A,
4.00%, 7/15/33	2,000	2,391

Pennsylvania State G.O. Unlimited Bonds, First Series,
3.00%, 5/15/34	2,000	2,226

Pennsylvania State G.O. Unlimited Bonds, Series 1,
4.00%, 3/15/35	2,500	2,765

Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	6,179

Pennsylvania State Housing Finance Agency SFM Social Revenue Bonds, Series 135A,
2.50%, 10/1/50	6,000	5,874

Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding Bonds, Series A,
4.00%, 12/1/51	2,500	2,947

Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	3,053

Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/48	2,000	2,457

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    350    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Pennsylvania – 2.2% continued

Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	$1,525	$1,768

Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	2,156

Springfield School District Delaware County G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 3/1/43	1,500	1,746

		43,562

Rhode Island – 0.4%

Rhode Island Infrastructure Bank Municipal Road & Bridge Revolving Fund Revenue Bonds, Series A,
5.00%, 10/1/29	1,430	1,829

Rhode Island Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	6,024

		7,853

South Carolina – 2.0%

Charleston County School District G.O. Unlimited BANS, Series C, Phase V (SCSDE Insured),
4.00%, 5/11/22	10,000	10,237

Patriots Energy Group Financing Agency South Carolina Gas Supply Revenue Bonds, Series A,
4.00%, 2/1/24(2) (3) (4)	2,000	2,153

Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,856

Piedmont Municipal Power Agency Electric Revenue Bonds, Series 2004 (BHAC, CR MBIA Insured),
5.38%, 1/1/25	5,750	6,634

Piedmont Municipal Power Agency Electric Revenue Refunding Bonds, Series B,
1/1/34(5)	2,500	2,942

South Carolina State Jobs-EDA Hospital Facilities Revenue Refunding Bonds, Bon Secours Mercy Health,
4.00%, 12/1/44	2,000	2,315

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

South Carolina – 2.0% continued

South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series 2003B,
(Floating, ICE LIBOR USD 1M + 0.45%), 0.51%, 10/1/31(2) (4)	$9,630	$9,630

South Carolina Transportation Infrastructure Bank Revenue Refunding Bonds, Series 2003B, Unrefunded Balance,
(Floating, ICE LIBOR USD 1M + 0.45%), 0.51%, 10/1/31(2) (4)	270	270

University of South Carolina Higher Education Revenue Bonds, Series A, Campus Village Project,
5.00%, 5/1/46	2,000	2,543

		39,580

Tennessee – 0.7%

Metropolitan Government Nashville & Davidson County Electric Revenue Bonds, Series A,
5.00%, 5/15/46	2,485	3,192

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Lipscomb University Project,
5.25%, 10/1/58	1,500	1,804

Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT),
4.00%, 7/1/49	2,000	2,259

Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(2) (3) (4)	5,000	5,896

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	95	98

Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 2B,
3.95%, 1/1/38	150	157

		13,406

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    351    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Texas – 3.4%

Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	$500	$586

Austin G.O. Limited Refunding Bonds,
9/1/29(5)	1,750	2,273

Central Regional Mobility Authority Revenue Refunding Bonds,
5.00%, 1/1/46	750	866

Central Texas Regional Mobility Authority Revenue Bonds, Series B,
4.00%, 1/1/51	650	736

Dallas Area Rapid Transit Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 12/1/31	3,425	4,036

Fort Bend County Toll Road Senior Lien Revenue Bonds (BAM Insured),
3.00%, 3/1/51	1,500	1,580

Harris County Cultural Education Facilities Finance Corp. Variable Revenue Bonds, Series A, Texas Medical Center,
0.90%, 5/15/25(2) (3) (4)	2,500	2,501

Houston Airport System Subordinate Revenue Bonds, Series A (AMT),
4.00%, 7/1/47	2,000	2,263

Lower Colorado River Authority Revenue Refunding Bonds,
5.00%, 5/15/39	2,500	2,673

Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	3,102

North Texas State Municipal Water District Upper East Fork Wastewater Interceptor Revenue Bonds,
2.25%, 6/1/46	1,000	948

North Texas Tollway Authority Revenue Refunding Bonds,
4.25%, 1/1/49	1,500	1,707

North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/39	2,500	3,054

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Texas – 3.4% continued

Northside Texas Independent School District Building G.O. Unlimited Bonds, Series A (PSF, Gtd.), Prerefunded,
4.00%, 6/1/22(1)	$4,390	$4,502

Plano City Waterworks and Sewer System Revenue Bonds,
5.00%, 5/1/29	1,155	1,486

San Antonio Education Facilities Corp. Revenue Refunding Bonds, University of the Incarnated Word,
4.00%, 4/1/51	500	559

Texas State Department of Housing & Community Affairs Revenue Bonds, Series A (GNMA Insured),
3.38%, 9/1/39	2,730	2,921

Texas State G.O. Unlimited Refunding Bonds, Series A, Transportation Commission, Prerefunded,
5.00%, 10/1/24(1)	5,000	5,698

Texas State Private Activity Bond Surface Transportation Corp. Revenue Refunding Bonds, LBJ Infrastructure Group,
4.00%, 6/30/40	1,000	1,157

Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
4/1/26(2) (3) (4) (5)	5,000	4,969

Texas State Water Development Board TRB, Series B,
3.03%, 10/15/39	750	778

University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	5,588

University of Texas University Revenue Refunding Bonds, Series A,
3.50%, 8/15/50	1,850	2,202
5.00%, 8/15/50	4,000	6,044

West Harris County Regional Water Authority System Revenue Refunding Bonds (BAM Insured),
12/15/51(5)	3,000	3,481

		65,710

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    352    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Utah – 0.8%

Davis County School District G.O. Unlimited Bonds, Utah School Bond Guaranty Program (School Board Guaranty Program),
3.00%, 6/1/30	$3,330	$3,569

Park City Sales TRB,
4.00%, 12/15/31	2,200	2,618

Provo G.O. Unlimited Refunding Bonds,
5.00%, 1/1/26	500	593

Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/42	3,000	3,568
4.00%, 7/1/51	5,000	5,704

		16,052

Virginia – 1.4%

Arlington County IDA Revenue Refunding Bonds, Virginia Hospital Center,
4.00%, 7/1/45	2,000	2,319

Fairfax County Sewer Revenue Bonds, Series A,
5.00%, 7/15/46	2,415	3,151

Loudoun County G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/29	5,000	6,557

Norfolk G.O. Unlimited Bonds, Series A, Prerefunded,
5.00%, 10/1/26(1)	500	609

Norfolk G.O. Unlimited Refunding Bonds, Series A (State Aid Withholding), Prerefunded,
5.00%, 10/1/22(1)	500	524

Roanoke EDA Hospital Revenue Refunding Bonds, Series A, Carilion Clinic Obligated Group,
5.00%, 7/1/47	2,000	2,989

Virginia State College Building Authority Educational Facilities Revenue Bonds, 21st Century College & Equipment, Prerefunded,
4.50%, 2/1/23(1)	5,000	5,284

Virginia State Commonwealth Transportation Board Revenue Bonds, Capital Projects,
4.00%, 5/15/37	2,000	2,044

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Virginia – 1.4% continued

Virginia State Small Business Financing Authority Revenue Refunding Bonds, National Senior Campuses,
3.38%, 1/1/51	$3,000	$3,165

		26,642

Washington – 2.1%

Central Puget Sound Regional Transit Authority Revenue Bonds, Green Bonds, Series S-1,
5.00%, 11/1/46	2,500	3,721

Central Puget Sound Regional Transit Authority Sales & Use Tax Revenue Refunding & Improvement Bonds, Series S-1, Green Bonds,
5.00%, 11/1/50	5,000	5,759

Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station,
5.00%, 7/1/22	3,250	3,367

North Bend Water & Sewer Revenue Refunding Bonds,
4.00%, 8/1/51	1,000	1,183

Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	652

Washington State G.O. Unlimited Bonds, Series B,
5.00%, 2/1/37	5,000	5,705

Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	2,230	2,760

Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,624

Washington State Health Care Facilities Authority Variable Revenue Refunding Bonds, Providence St. Joseph Health,
10/1/30(2) (3) (4) (5)	5,000	6,091

Washington State Housing Finance Commission Social Certificate Revenue Bonds, Series A-1,
3.50%, 12/20/35	995	1,149

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    353    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Washington – 2.1% continued

Washington State Motor Fuel Tax G.O. Unlimited Bonds, Series E,
5.00%, 2/1/38	$2,000	$2,202

Washington State University Revenue Refunding Bonds,
5.00%, 4/1/40	1,320	1,493

Washington State Various Purpose G.O. Unlimited Bonds, Series A,
5.00%, 8/1/39	1,500	1,855

		41,561

West Virginia – 0.3%

Marshall University Revenue Refunding Bonds, Series A (AGM Insured),
4.00%, 5/1/50	5,000	5,715

Wisconsin – 1.6%

PFA Healthcare Facilities Revenue Bonds, Appalachian Regional Healthcare System Obligated,
4.00%, 7/1/46	750	854

PFA Hospital Revenue Refunding Bonds, Renown Regional Medical Center Project,
3.00%, 6/1/45	2,500	2,637

PMA Levy & Aid Anticipation Notes Program Taxable Revenue Notes,
9/28/22(5)	5,000	5,081

Public Finance Authority Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	1,140	1,124

Public Finance Authority Revenue Bonds, Texas Biomedical Research Institute,
3.00%, 6/1/48	2,000	2,020

University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	4,000	4,601

Wisconsin State Environmental Improvement Fund Revenue Bonds, Series A, Green Bonds,
5.00%, 6/1/29	3,325	4,326

Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/40	3,000	3,553

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 82.2% continued

Wisconsin – 1.6% continued

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Children’s Hospital of Wisconsin,
3.00%, 8/15/50	$1,000	$1,050

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/35	1,025	1,197

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	1,500	1,593

Wisconsin State Housing & EDA Revenue Bonds, Series A,
4.45%, 5/1/57	2,305	2,572

		30,608

Total Municipal Bonds

(Cost $1,545,008)		1,591,533

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 10.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares),
0.00%(10) (11)	206,260,608	$206,261

Total Investment Companies

(Cost $206,261)		206,261

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 8.2%

Anchorage G.O. Unlimited TANS,
1.50%, 12/15/21	$2,250	$2,256

Baltimore County G.O. Unlimited BANS,
4.00%, 3/23/22	9,000	9,167

Broward County School District TANS,
2.00%, 6/30/22	25,000	25,352

Charleston County School District G.O. Unlimited BANS, Series A (SCSDE Insured),
5.00%, 11/16/21	10,000	10,061

Colorado Education Loan Program TRANS, Series A,
4.00%, 6/29/22	5,000	5,145

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    354    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 8.2% continued

Colorado Education Loan Program TRANS, Series A,
3.50%, 6/29/22	$5,000	$5,126

Hennepin County Variable G.O. Unlimited Refunding Bonds, Series B,
0.05%, 10/8/21(2) (4) (12)	4,535	4,535

Jersey City G.O. Unlimited BANS, Series A,
1.50%, 1/12/22	5,000	5,019

Los Angeles County Schools Pooled Financing Program COPS, Series B-1,
2.00%, 12/30/21	10,000	10,047

Los Angeles TRANS,
4.00%, 6/23/22	25,000	25,706

Minnesota State G.O. Unlimited Bonds, Series A, Bidding Group 1,
5.00%, 9/1/22	3,285	3,430

Nassau County G.O. Limited RANS, Series A,
2.00%, 12/10/21	10,000	10,036

New York City Transitional Finance Authority Future Tax Secured Adjustable Subordinate Revenue Bonds,
0.09%, 10/1/21(2) (4) (12)	4,500	4,500

San Diego Unified School District TRANS, Series A,
4.00%, 6/30/22	10,100	10,391

Utah County Hospital Revenue Bonds, Series C, IHC Health Services, Inc.,
0.05%, 10/1/21(2) (4) (12)	3,210	3,210

Westchester County G.O. Limited TANS, Series B,
2.00%, 10/18/21	25,000	25,022

Total Short-Term Investments

(Cost $159,014)		159,003

Total Investments – 101.1%

(Cost $1,910,283)		1,956,797
Liabilities less Other Assets – (1.1%)		(21,449)

NET ASSETS – 100.0%		$1,935,348

(1)	Maturity date represents the prerefunded date.
(2)	Maturity date represents the puttable date.
(3)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(4)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(6)	Zero coupon bond.
(7)	Discount rate at the time of purchase.
(8)	Step coupon bond. Rate as of September 30, 2021 is disclosed.
(9)	Security has converted to a fixed rate as of May 3, 2021, and will continue at a fixed rate going forward.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of September 30, 2021 is disclosed.
(12)

Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

BHAC - Berkshire Hathaway Assurance Corporation

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CR - Custody Receipt

CSCDA - California Statewide Communities Development Authority

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GANS - Grant Anticipation Notes

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IBC - Insured Bond Certificates

ICE - Intercontinental Exchange

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    355    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

TAX-EXEMPT FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MBIA - Municipal Bonds Insurance Association

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

RANS - Revenue Anticipation Notes

SCSDE - South Carolina State Department of Education

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency

SRF - Special Revenue Fund

TANS - Tax Anticipation Notes

TRANS - Tax and Revenue Anticipation Notes

TRB - Tax Revenue Bonds

USD - United States Dollar

VA - Veterans Affairs

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS
Municipal Bonds	82.2%
Investment Companies	10.7%
Short-Term Investments	8.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Bonds(1)	$—	$1,591,533	$—	$1,591,533
Investment Companies	206,261	—	—	206,261
Short-Term Investments	—	159,003	—	159,003

Total Investments	$206,261	$1,750,536	$—	$1,956,797

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    356    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES – 7.0%

Auto Floor Plan – 0.4%

Ford Credit Floorplan Master Owner Trust, Series 2019-1, Class A
2.84%, 3/15/24	$4,300	$4,350

Nissan Master Owner Trust Receivables, Series 2019-B, Class A
(Floating, ICE LIBOR USD 1M + 0.43%), 0.51%, 11/15/23(1)	9,100	9,104

		13,454

Automobile – 2.6%

AmeriCredit Automobile Receivables Trust, Series 2020-2, Class A2A
0.60%, 12/18/23	1,104	1,105

AmeriCredit Automobile Receivables Trust, Series 2020-3, Class A2
0.42%, 3/18/24	7,186	7,190

AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A2
0.28%, 6/18/24	6,038	6,039

AmeriCredit Automobile Receivables Trust, Series 2021-2, Class A2
0.26%, 11/18/24	7,900	7,902

BMW Vehicle Lease Trust, Series 2021-2, Class A2
0.19%, 11/27/23	3,000	3,000

CarMax Auto Owner Trust, Series 2020-3, Class A2A
0.49%, 6/15/23	2,518	2,519

Chesapeake Funding II LLC, Series 2019-1A, Class A1
2.94%, 4/15/31(2)	2,056	2,082

Ford Credit Auto Owner Trust, Series 2020-C, Class A2
0.25%, 9/15/23	4,374	4,375

GM Financial Automobile Leasing Trust, Series 2020-1, Class A3
1.67%, 12/20/22	1,969	1,977

GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A2A
1.50%, 3/16/23	11	11

Santander Drive Auto Receivables Trust, Series 2020-4, Class A2
0.42%, 9/15/23	2,635	2,635

Santander Drive Auto Receivables Trust, Series 2021-1, Class A2
0.29%, 11/15/23	4,228	4,227

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 7.0% continued

Automobile – 2.6% continued

Santander Drive Auto Receivables Trust, Series 2021-2, Class A2
0.28%, 4/15/24	$3,382	$3,383

Santander Drive Auto Receivables Trust, Series 2021-3, Class A2
0.29%, 5/15/24	14,000	14,003

Santander Retail Auto Lease Trust, Series 2021-B, Class A2
0.31%, 1/22/24(2)	14,500	14,495

Tesla Auto Lease Trust, Series 2020-A, Class A2
0.55%, 5/22/23(2)	1,043	1,044

Tesla Auto Lease Trust, Series 2021-A, Class A2
0.36%, 3/20/25(2)	13,695	13,703

Volkswagen Auto Loan Enhanced Trust, Series 2020-1, Class A2A
0.93%, 12/20/22	125	125

World Omni Auto Receivables Trust, Series 2021-B, Class A2
0.20%, 7/15/24	5,000	5,000

World Omni Automobile Lease Securitization Trust, Series 2020-B, Class A2
0.32%, 9/15/23	3,974	3,976

		98,791

Credit Card – 3.2%

American Express Credit Account Master Trust, Series 2017-5, Class A
(Floating, ICE LIBOR USD 1M + 0.38%), 0.46%, 2/18/25(1)	2,000	2,005

BA Credit Card Trust, Series 2021-A1, Class A1
0.44%, 9/15/26	4,500	4,489

Barclays Dryrock Issuance Trust, Series 2019-1, Class A
1.96%, 5/15/25	3,500	3,549

Capital One Multi-Asset Execution Trust, Series 2021-A1, Class A1
0.55%, 7/15/26	34,140	34,082

Discover Card Execution Note Trust, Series 2019-A3, Class A
1.89%, 10/15/24	15,000	15,264

Discover Card Execution Note Trust, Series 2021-A1, Class A1
0.58%, 9/15/26	14,400	14,366

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    357    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

ASSET-BACKED SECURITIES - 7.0% continued

Credit Card – 3.2% continued

Golden Credit Card Trust, Series 2019-2A, Class A
(Floating, ICE LIBOR USD 1M + 0.35%, 0.35% Floor), 0.43%, 10/15/23(1)	$17,000	$17,002

Synchrony Card Funding LLC, Series 2019-A1, Class A
2.95%, 3/15/25	11,500	11,643

World Financial Network Credit Card Master Trust, Series 2019-A, Class A
3.14%, 12/15/25	12,745	12,885

World Financial Network Credit Card Master Trust, Series 2019-B, Class A
2.49%, 4/15/26	4,000	4,066

World Financial Network Credit Card Master Trust, Series 2019-C, Class A
2.21%, 7/15/26	6,000	6,113

		125,464

Other – 0.8%

HPEFS Equipment Trust, Series 2019-1A, Class A3
2.21%, 9/20/29(2)	225	225

John Deere Owner Trust, Series 2020-B, Class A2
0.41%, 3/15/23	1,325	1,326

Verizon Master Trust, Series 2021-1, Class A
0.50%, 5/20/27	20,640	20,598

Verizon Owner Trust, Series 2019-A, Class A1A
2.93%, 9/20/23	1,902	1,919

Verizon Owner Trust, Series 2020-A, Class A1A
1.85%, 7/22/24	8,500	8,612

		32,680

Total Asset-Backed Securities

(Cost $268,990)		270,389

CORPORATE BONDS – 46.5%

Aerospace & Defense – 0.4%

Boeing (The) Co.,
2.35%, 10/30/21	499	499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Aerospace & Defense – 0.4% continued
1.17%, 2/4/23	$4,400	$4,410
1.95%, 2/1/24	9,958	10,191

		15,100

Airlines – 0.5%

Southwest Airlines Co.,
4.75%, 5/4/23	16,650	17,725

Apparel & Textile Products – 0.2%

VF Corp.,
2.05%, 4/23/22	7,425	7,495

Automobiles Manufacturing – 5.6%

American Honda Finance Corp.,
0.88%, 7/7/23	27,590	27,806
(Floating, ICE LIBOR USD 3M + 0.42%), 0.53%, 9/8/23 (1)	5,582	5,618
(Floating, ICE LIBOR USD 3M + 0.28%), 0.40%, 1/12/24 (1)	6,000	6,016

BMW U.S. Capital LLC,
3.80%, 4/6/23 (2)	6,700	7,028
(Floating, U.S. SOFR + 0.53%), 0.58%, 4/1/24 (1) (2)	14,200	14,350
(Floating, U.S. SOFR + 0.38%), 0.43%, 8/12/24 (1) (2)	30,200	30,355

Daimler Finance North America LLC,
(Floating, ICE LIBOR USD 3M + 0.90%), 1.02%, 2/15/22 (1) (2)	2,602	2,610
0.75%, 3/1/24 (2)	13,450	13,475

General Motors Financial Co., Inc.,
3.70%, 5/9/23	620	647
1.70%, 8/18/23	3,160	3,220
(Floating, U.S. SOFR + 0.76%), 0.81%, 3/8/24 (1)	7,400	7,471
3.50%, 11/7/24	4,000	4,281

Hyundai Capital America,
2.38%, 2/10/23 (2)	4,565	4,665
1.25%, 9/18/23 (2)	18,180	18,337
0.80%, 1/8/24 (2)	9,400	9,359
0.88%, 6/14/24 (2)	9,900	9,848

Nissan Motor Acceptance Co. LLC,
(Floating, ICE LIBOR USD 3M + 0.89%), 1.02%, 1/13/22 (1) (2)	3,519	3,525
1.13%, 9/16/24 (2)	4,200	4,192

Toyota Motor Credit Corp.,
(Floating, ICE LIBOR USD 3M + 0.69%), 0.81%, 1/11/22 (1)	400	401

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    358    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Automobiles Manufacturing – 5.6% continued
2.90%, 3/30/23	$1,000	$1,038

Volkswagen Group of America Finance LLC,
2.90%, 5/13/22 (2)	10,000	10,156
0.75%, 11/23/22 (2)	13,700	13,740
3.13%, 5/12/23 (2)	17,270	17,942

		216,080

Banks – 2.3%

Capital One N.A.,
2.15%, 9/6/22	2,500	2,541

Citizens Bank N.A.,
3.25%, 2/14/22	1,150	1,160

KeyBank N.A.,
2.40%, 6/9/22	5,941	6,028
(Floating, U.S. SOFR + 0.34%), 0.39%, 1/3/24 (1)	17,650	17,680
(Variable, U.S. SOFR + 0.32%), 0.43%, 6/14/24 (3)	11,500	11,494

PNC Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.50%), 0.63%, 7/27/22 (1)	3,470	3,483
(Floating, ICE LIBOR USD 3M + 0.43%), 0.55%, 12/9/22 (1)	7,500	7,506

Truist Financial Corp.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 6/9/25 (1)	40,000	40,158

		90,050

Biotechnology – 0.5%

Gilead Sciences, Inc.,
0.75%, 9/29/23	8,105	8,105

Roche Holdings, Inc.,
(Floating, U.S. SOFR + 0.24%), 0.29%, 3/5/24 (1) (2)	10,800	10,826

		18,931

Cable & Satellite – 0.3%

Charter Communications Operating LLC/Charter Communications Operating Capital,
(Floating, ICE LIBOR USD 3M + 1.65%), 1.78%, 2/1/24 (1)	9,100	9,358

Comcast Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 0.76%, 4/15/24 (1)	1,300	1,316

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Cable & Satellite – 0.3% continued

Cox Communications, Inc.,
2.95%, 6/30/23 (2)	$2,755	$2,852

		13,526

Chemicals – 0.9%

Avery Dennison Corp.,
0.85%, 8/15/24	11,590	11,593

LYB International Finance III LLC,
(Floating, ICE LIBOR USD 3M + 1.00%), 1.13%, 10/1/23 (1)	19,660	19,672

Westlake Chemical Corp.,
0.88%, 8/15/24	3,700	3,705

		34,970

Commercial Finance – 0.8%

Air Lease Corp.,
3.50%, 1/15/22	4,222	4,259
(Floating, ICE LIBOR USD 3M + 0.35%), 0.47%, 12/15/22 (1)	5,000	5,009
2.25%, 1/15/23	4,300	4,394
3.88%, 7/3/23	800	841
0.70%, 2/15/24	7,765	7,716
0.80%, 8/18/24	10,100	10,039

		32,258

Construction Materials Manufacturing – 0.2%

Martin Marietta Materials, Inc.,
0.65%, 7/15/23	8,790	8,807

Consumer Finance – 2.0%

Capital One Bank U.S.A. N.A.,
(Variable, U.S. SOFR + 0.62%), 2.01%, 1/27/23 (3)	12,480	12,543
3.38%, 2/15/23	5,000	5,200

Capital One Financial Corp.,
3.50%, 6/15/23	4,600	4,834

Fidelity National Information Services, Inc.,
0.60%, 3/1/24	17,300	17,274

PayPal Holdings, Inc.,
1.35%, 6/1/23	16,520	16,795

Synchrony Financial,
4.25%, 8/15/24	18,560	20,056

		76,702

Consumer Products – 0.3%

Clorox (The) Co.,
3.80%, 11/15/21	1,500	1,506

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    359    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Consumer Products – 0.3% continued

Unilever Capital Corp.,
0.63%, 8/12/24	$10,465	$10,481

		11,987

Diversified Banks – 4.2%

Bank of America Corp.,
(Floating, ICE LIBOR USD 3M + 0.79%), 0.91%, 3/5/24 (1)	14,140	14,265
(Floating, Bloomberg Short-Term Bank Yield Index 3M + 0.43%), 0.53%, 5/28/24 (1)	40,000	40,112
(Floating, U.S. SOFR + 0.73%), 0.78%, 10/24/24 (1)	14,790	14,933

Citigroup, Inc.,
(Variable, ICE LIBOR USD 3M + 0.72%), 3.14%, 1/24/23 (3)	2,825	2,849
(Floating, ICE LIBOR USD 3M + 1.10%), 1.22%, 5/17/24 (1)	110	112
(Floating, U.S. SOFR + 0.67%), 0.72%, 5/1/25 (1)	14,100	14,224

JPMorgan Chase & Co.,
3.25%, 9/23/22	2,561	2,636
(Variable, ICE LIBOR USD 3M + 0.70%), 3.21%, 4/1/23 (3)	8,300	8,416
(Variable, ICE LIBOR USD 3M + 0.94%), 2.78%, 4/25/23 (3)	1,000	1,013
(Floating, ICE LIBOR USD 3M + 0.89%), 1.03%, 7/23/24 (1)	31,330	31,727
(Floating, ICE LIBOR USD 3M + 0.85%), 0.97%, 1/10/25 (1)	1,305	1,321
(Variable, U.S. SOFR + 0.49%), 0.77%, 8/9/25 (3)	9,000	8,963
(Floating, U.S. SOFR + 0.77%), 0.82%, 9/22/27 (1)	21,100	21,280

		161,851

Electrical Equipment Manufacturing – 0.2%

Otis Worldwide Corp.,
(Floating, ICE LIBOR USD 3M + 0.45%), 0.58%, 4/5/23(1)	6,200	6,201

Entertainment Content – 0.1%

Walt Disney (The) Co.,
1.65%, 9/1/22	2,300	2,330
2.35%, 12/1/22	38	39

		2,369

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Financial Services – 3.8%

Ameriprise Financial, Inc.,
3.00%, 3/22/22	$2,680	$2,714

Ares Capital Corp.,
3.50%, 2/10/23	500	517

Charles Schwab (The) Corp.,
(Floating, U.S. SOFR + 0.50%), 0.55%, 3/18/24 (1)	13,860	13,970
0.75%, 3/18/24	6,680	6,712

Goldman Sachs Group (The), Inc.,
(Floating, ICE LIBOR USD 3M + 0.75%), 0.88%, 2/23/23 (1)	7,160	7,216
(Floating, ICE LIBOR USD 3M + 1.00%), 1.13%, 7/24/23 (1)	2,000	2,014
(Floating, U.S. SOFR + 0.54%), 0.59%, 11/17/23 (1)	1,852	1,858
(Floating, U.S. SOFR + 0.58%), 0.63%, 3/8/24 (1)	20,700	20,754
(Floating, U.S. SOFR + 0.81%), 0.86%, 3/9/27 (1)	30,000	30,043

Intercontinental Exchange, Inc.,
0.70%, 6/15/23	7,665	7,698

Morgan Stanley,
2.75%, 5/19/22	1,250	1,270
3.13%, 1/23/23	1,800	1,863
(Variable, U.S. SOFR + 0.62%), 0.73%, 4/5/24 (3)	19,600	19,665

National Securities Clearing Corp.,
0.40%, 12/7/23 (2)	29,000	29,015

State Street Corp.,
(Variable, ICE LIBOR USD 3M + 0.64%), 2.65%, 5/15/23 (3)	825	837

TD Ameritrade Holding Corp.,
2.95%, 4/1/22	63	64

		146,210

Food & Beverage – 1.9%

Cargill, Inc.,
1.38%, 7/23/23 (2)	500	509
0.40%, 2/2/24 (2)	26,500	26,437

General Mills, Inc.,
(Floating, ICE LIBOR USD 3M + 1.01%), 1.14%, 10/17/23 (1)	670	682

Keurig Dr. Pepper, Inc.,
0.75%, 3/15/24	16,700	16,713

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    360    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Food & Beverage – 1.9% continued

Nestle Holdings, Inc.,
0.61%, 9/14/24 (2)	$29,700	$29,709

		74,050

Hardware – 0.7%

Dell International LLC/EMC Corp.,
5.45%, 6/15/23	18,500	19,842

Hewlett Packard Enterprise Co.,
2.25%, 4/1/23	2,600	2,664
4.45%, 10/2/23	5,601	5,999

		28,505

Health Care Facilities & Services – 0.3%

Cigna Corp.,
(Floating, ICE LIBOR USD 3M + 0.89%), 1.02%, 7/15/23 (1)	5,300	5,365

CVS Health Corp.,
3.70%, 3/9/23	253	264

HCA, Inc.,
5.00%, 3/15/24	4,100	4,500

		10,129

Homebuilders – 0.1%

D.R. Horton, Inc.,
4.38%, 9/15/22	2,000	2,053

Lennar Corp.,
4.88%, 12/15/23	2,850	3,075

		5,128

Industrial Other – 0.2%

3M Co.,
2.00%, 6/26/22	715	725

General Electric Co.,
3.15%, 9/7/22	7,200	7,388

Honeywell International, Inc.,
1.85%, 11/1/21	300	300

		8,413

Integrated Oils – 0.9%

BP Capital Markets America, Inc.,
2.94%, 4/6/23	2,200	2,283

Chevron Corp.,
1.14%, 5/11/23	8,262	8,371

Chevron U.S.A., Inc.,
(Floating, ICE LIBOR USD 3M + 0.20%), 0.33%, 8/11/23 (1)	21,867	21,938

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Integrated Oils – 0.9% continued

Exxon Mobil Corp.,
1.90%, 8/16/22	$400	$406
1.57%, 4/15/23	55	56

		33,054

Life Insurance – 7.2%

AIG Global Funding,
0.45%, 12/8/23 (2)	25,230	25,225

Athene Global Funding,
1.20%, 10/13/23 (2)	21,900	22,179
(Floating, ICE LIBOR USD 3M + 0.73%), 0.86%, 1/8/24 (1) (2)	35,000	35,228

Brighthouse Financial Global Funding,
0.60%, 6/28/23 (2)	13,940	13,950
(Floating, U.S. SOFR + 0.76%), 0.81%, 4/12/24 (1) (2)	4,300	4,330

GA Global Funding Trust,
(Floating, U.S. SOFR + 0.50%), 0.55%, 9/13/24 (1) (2)	20,000	20,080

MassMutual Global Funding II,
(Floating, ICE LIBOR USD 3M + 0.15%), 0.29%, 1/7/22 (1) (2)	2,286	2,287
0.85%, 6/9/23 (2)	11,000	11,094

Metropolitan Life Global Funding I,
1.95%, 1/13/23 (2)	1,000	1,020
0.90%, 6/8/23 (2)	9,900	9,996
(Floating, U.S. SOFR + 0.32%), 0.37%, 1/7/24 (1) (2)	25,700	25,780

New York Life Global Funding,
(Floating, U.S. SOFR + 0.36%), 0.41%, 10/21/23 (1) (2)	35,000	35,167

Northwestern Mutual Global Funding,
(Floating, U.S. SOFR + 0.33%), 0.38%, 3/25/24 (1) (2)	22,100	22,150

Principal Life Global Funding II,
(Floating, U.S. SOFR + 0.45%), 0.50%, 4/12/24 (1) (2)	7,000	7,025

Protective Life Global Funding,
0.63%, 10/13/23 (2)	20,800	20,864
0.78%, 7/5/24 (2)	13,300	13,306

Security Benefit Global Funding,
1.25%, 5/17/24	9,300	9,362

		279,043

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    361    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Machinery Manufacturing – 0.4%

Caterpillar Financial Services Corp.,
(Floating, ICE LIBOR USD 3M + 0.51%), 0.63%, 5/15/23 (1)	$1,300	$1,309

CNH Industrial Capital LLC,
3.88%, 10/15/21	3,438	3,442
1.95%, 7/2/23	7,850	8,024

John Deere Capital Corp.,
3.20%, 1/10/22	1,690	1,704

		14,479

Managed Care – 0.6%

Humana, Inc.,
0.65%, 8/3/23	4,275	4,278

UnitedHealth Group, Inc.,
0.55%, 5/15/24	17,000	17,001

		21,279

Mass Merchants – 0.0%

Dollar Tree, Inc.,
3.70%, 5/15/23	270	283

Medical Equipment & Devices Manufacturing – 0.2%

Abbott Laboratories,
2.55%, 3/15/22	500	506
3.40%, 11/30/23	3,236	3,440

Stryker Corp.,
0.60%, 12/1/23	4,660	4,660

		8,606

Metals & Mining – 0.2%

Glencore Funding LLC,
4.13%, 3/12/24(2)	7,000	7,499

Pharmaceuticals – 0.5%

AbbVie, Inc.,
2.30%, 11/21/22	10,000	10,206

Bristol-Myers Squibb Co.,
0.54%, 11/13/23	8,500	8,502

		18,708

Pipeline – 0.1%

Southern Natural Gas Co. LLC,
0.63%, 4/28/23(2)	3,580	3,578

Property & Casualty Insurance – 0.2%

Allstate (The) Corp.,
(Floating, ICE LIBOR USD 3M + 0.63%), 0.76%, 3/29/23 (1)	2,880	2,902

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Property & Casualty Insurance – 0.2% continued

Aon Corp.,
2.20%, 11/15/22	$5,540	$5,653

		8,555

Real Estate – 0.5%

American Campus Communities Operating Partnership L.P.,
3.75%, 4/15/23	17,930	18,665

Refining & Marketing – 1.2%

Marathon Petroleum Corp.,
4.50%, 5/1/23	12,268	12,965

Phillips 66,
4.30%, 4/1/22	4,335	4,422
3.70%, 4/6/23	4,000	4,190
(Floating, ICE LIBOR USD 3M + 0.62%), 0.74%, 2/15/24 (1)	26,300	26,314

		47,891

Retail - Consumer Discretionary – 0.1%

Advance Auto Parts, Inc.,
4.50%, 12/1/23	750	801

AutoZone, Inc.,
3.70%, 4/15/22	1,200	1,212

eBay, Inc.,
2.75%, 1/30/23	2,900	2,984

		4,997

Semiconductors – 0.9%

Analog Devices, Inc.,
(Floating, U.S. SOFR + 0.25%), 0.30%, 10/1/24 (1)	8,320	8,340

NVIDIA Corp.,
0.31%, 6/15/23	24,520	24,524

		32,864

Software & Services – 0.6%

Autodesk, Inc.,
3.60%, 12/15/22	1,031	1,061

Equifax, Inc.,
3.95%, 6/15/23	2,100	2,214

International Business Machines Corp.,
1.88%, 8/1/22	449	455

Oracle Corp.,
2.40%, 9/15/23	19,990	20,682

		24,412

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    362    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Supermarkets & Pharmacies – 0.5%

7-Eleven, Inc.,
0.80%, 2/10/24(2)	$18,000	$17,991

Tobacco – 0.0%

Philip Morris International, Inc.,
2.38%, 8/17/22	1,000	1,017

Transportation & Logistics – 0.4%

PACCAR Financial Corp.,
2.00%, 9/26/22	3,260	3,320
2.65%, 4/6/23	4,000	4,132
0.35%, 8/11/23	7,090	7,087

Ryder System, Inc.,
2.88%, 6/1/22	279	283

United Parcel Service, Inc.,
2.20%, 9/1/24	500	522

		15,344

Utilities – 5.4%

Ameren Illinois Co.,
0.38%, 6/15/23	11,000	10,980

American Electric Power Co., Inc.,
(Floating, ICE LIBOR USD 3M + 0.48%), 0.61%, 11/1/23 (1)	15,000	15,010

Black Hills Corp.,
1.04%, 8/23/24	10,180	10,181

CenterPoint Energy Resources Corp.,
0.70%, 3/2/23	9,910	9,910

CenterPoint Energy, Inc.,
3.85%, 2/1/24	1,500	1,596
(Floating, U.S. SOFR + 0.65%), 0.70%, 5/13/24 (1)	6,080	6,092

Cleco Power LLC,
(Floating, ICE LIBOR USD 3M + 0.50%), 0.62%, 6/15/23 (1) (2)	9,300	9,301

Consolidated Edison, Inc.,
0.65%, 12/1/23	29,100	29,069

Consumers Energy Co.,
0.35%, 6/1/23	5,320	5,317

Dominion Energy, Inc.,
(Floating, ICE LIBOR USD 3M + 0.53%), 0.65%, 9/15/23 (1)	16,600	16,604

DTE Energy Co.,
2.25%, 11/1/22	4,200	4,284

Entergy Louisiana LLC,
0.62%, 11/17/23	11,400	11,402

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS - 46.5% continued

Utilities – 5.4% continued

Eversource Energy,
(Floating, U.S. SOFR + 0.25%), 0.30%, 8/15/23 (1)	$9,400	$9,396

Mississippi Power Co.,
(Floating, U.S. SOFR + 0.30%), 0.35%, 6/28/24 (1)	8,000	8,007

NextEra Energy Capital Holdings, Inc.,
2.90%, 4/1/22	4,000	4,053

OGE Energy Corp.,
0.70%, 5/26/23	5,780	5,780

Ohio Power Co.,
5.38%, 10/1/21	1,000	1,000

ONE Gas, Inc.,
(Floating, ICE LIBOR USD 3M + 0.61%), 0.72%, 3/11/23 (1)	13,863	13,864

PPL Electric Utilities Corp.,
(Floating, ICE LIBOR USD 3M + 0.25%), 0.38%, 9/28/23 (1)	6,150	6,150
(Floating, U.S. SOFR + 0.33%), 0.38%, 6/24/24 (1)	10,140	10,150

Southern (The) Co.,
0.60%, 2/26/24	11,580	11,556

Virginia Electric and Power Co.,
2.95%, 1/15/22	2,400	2,403

WEC Energy Group, Inc.,
0.80%, 3/15/24	6,420	6,440

		208,545

Wireless Telecommunications Services – 1.1%

AT&T, Inc.,
(Floating, U.S. SOFR + 0.64%), 0.69%, 3/25/24 (1)	9,730	9,748
(Floating, ICE LIBOR USD 3M + 1.18%), 1.29%, 6/12/24 (1)	5,000	5,122

Verizon Communications, Inc.,
(Floating, U.S. SOFR + 0.79%), 0.84%, 3/20/26 (1)	27,000	27,457

		42,327

Total Corporate Bonds

(Cost $1,789,981)		1,795,624

FOREIGN ISSUER BONDS – 36.0%

Auto Parts Manufacturing – 0.0%

Toyota Industries Corp.,
3.11%, 3/12/22(2)	1,900	1,920

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    363    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 36.0% continued

Automobiles Manufacturing – 0.3%

Nissan Motor Co. Ltd.,
3.04%, 9/15/23(2)	$10,000	$10,403

Banks – 16.2%

ANZ New Zealand International Ltd.,
1.90%, 2/13/23 (2)	11,500	11,745
3.40%, 3/19/24 (2)	7,000	7,467

Australia & New Zealand Banking Group Ltd.,
2.55%, 11/23/21	1,219	1,223
2.63%, 5/19/22	10	10
(Floating, ICE LIBOR USD 3M + 0.58%), 0.71%, 11/9/22 (1) (2)	2,193	2,207

Banque Federative du Credit Mutuel S.A.,
2.13%, 11/21/22 (2)	17,495	17,853
(Floating, ICE LIBOR USD 3M + 0.96%), 1.09%, 7/20/23 (1) (2)	7,050	7,156
(Floating, U.S. SOFR + 0.41%), 0.46%, 2/4/25 (1) (2)	35,000	35,024

Barclays Bank PLC,
1.70%, 5/12/22	5,510	5,553

Commonwealth Bank of Australia,
7/7/25 (1) (2) (4)	22,800	22,834
(Floating, U.S. SOFR + 0.52%), 0.57%, 6/15/26 (1) (2)	29,500	29,667

Cooperatieve Rabobank U.A.,
3.88%, 2/8/22	1,000	1,013
(Floating, ICE LIBOR USD 3M + 0.48%), 0.60%, 1/10/23 (1)	3,000	3,016
(Floating, U.S. SOFR + 0.30%), 0.35%, 1/12/24 (1)	14,700	14,741

Credit Suisse A.G.,
(Floating, U.S. SOFR + 0.45%),
0.50%, 2/4/22 (1)	10,650	10,663
0.50%, 2/2/24	11,850	11,807

DBS Group Holdings Ltd.,
2.85%, 4/16/22 (2)	7,600	7,699

Deutsche Bank A.G.,
4.25%, 10/14/21	10,270	10,281
5.00%, 2/14/22	700	711
(Variable, U.S. SOFR + 2.16%), 2.22%, 9/18/24 (3)	10,013	10,263

DNB Bank ASA,
(Floating, ICE LIBOR USD 3M + 0.62%), 0.74%, 12/2/22 (1) (2)	6,600	6,638

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 36.0% continued

Banks – 16.2% continued
2.15%, 12/2/22 (2)	$8,035	$8,219

Federation des Caisses Desjardins du Quebec,
(Floating, U.S. SOFR + 0.43%), 0.48%, 5/21/24 (1) (2)	27,400	27,458

ING Groep N.V.,
1.06%, 4/1/27 (1)	27,000	27,278

Lloyds Banking Group PLC,
3.00%, 1/11/22	400	403
(Variable, ICE LIBOR USD 3M + 1.25%), 2.86%, 3/17/23 (3)	18,900	19,110
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 1.33%, 6/15/23 (3)	4,100	4,126
4.05%, 8/16/23	7,000	7,453

Macquarie Bank Ltd.,
2.10%, 10/17/22 (2)	6,000	6,115
0.44%, 12/16/22 (2)	18,500	18,526
(Floating, U.S. SOFR + 0.30%), 0.35%, 4/6/23 (1) (2)	25,000	24,981

National Australia Bank Ltd.,
3.70%, 11/4/21	3,560	3,570
(Floating, ICE LIBOR USD 3M + 0.89%), 1.01%, 1/10/22 (1) (2)	2,914	2,921
2.80%, 1/10/22	3,531	3,556

National Bank of Canada,
2.10%, 2/1/23	500	511
0.75%, 8/6/24	42,500	42,387

Nationwide Building Society,
0.55%, 1/22/24 (2)	14,000	13,952

NatWest Markets PLC,
(Floating, U.S. SOFR + 0.53%), 0.58%, 8/12/24 (1) (2)	10,700	10,761
(Floating, U.S. SOFR + 0.76%), 0.81%, 9/29/26 (1) (2)	32,900	32,975

Nordea Bank Abp,
1.00%, 6/9/23 (2)	13,685	13,834
(Floating, ICE LIBOR USD 3M +
0.94%), 1.06%, 8/30/23 (1) (2)	200	203
3.75%, 8/30/23 (2)	5,000	5,307
0.63%, 5/24/24 (2)	27,900	27,854

Santander UK PLC,
(Floating, ICE LIBOR USD 3M + 0.66%), 0.78%, 11/15/21 (1)	3,000	3,002

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    364    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 36.0% continued

Banks – 16.2% continued

Skandinaviska Enskilda Banken AB,
2.20%, 12/12/22 (2)	$5,400	$5,522
(Floating, ICE LIBOR USD 3M + 0.32%), 0.44%, 9/1/23 (1) (2)	18,600	18,661
0.65%, 9/9/24 (2)	9,900	9,862

Svenska Handelsbanken AB,
0.63%, 6/30/23 (2)	10,600	10,651
0.55%, 6/11/24 (2)	22,200	22,145

Swedbank AB,
1.30%, 6/2/23 (2)	5,480	5,557
0.60%, 9/25/23 (2)	19,500	19,530

Westpac Banking Corp.,
2.80%, 1/11/22	935	942
(Floating, ICE LIBOR USD 3M + 0.39%), 0.52%, 1/13/23 (1)	7,643	7,678
2.00%, 1/13/23	2,690	2,748

		625,369

Cable & Satellite – 0.0%

Sky Ltd.,
3.75%, 9/16/24(2)	1,000	1,087

Central Bank – 0.1%

Bank of England Euro Note,
0.50%, 4/28/23(2)	4,700	4,717

Commercial Finance – 0.3%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.30%, 1/23/23	1,665	1,716
3.15%, 2/15/24	5,000	5,214

SMBC Aviation Capital Finance DAC,
4.13%, 7/15/23 (2)	5,927	6,262

		13,192

Diversified Banks – 11.8%

Bank of Montreal,
0.63%, 7/9/24	4,605	4,595
(Floating, U.S. SOFR + 0.62%), 0.67%, 9/15/26 (1)	25,800	25,898

Bank of Nova Scotia (The),
(Floating, ICE LIBOR USD 3M + 0.64%), 0.76%, 3/7/22 (1)	1,923	1,928
1.95%, 2/1/23	4,000	4,085
1.63%, 5/1/23	7,040	7,184
(Floating, U.S. SOFR + 0.38%), 0.43%, 7/31/24 (1)	20,000	20,050

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 36.0% continued

Diversified Banks – 11.8% continued
(Floating, U.S. SOFR + 0.55%), 0.60%, 3/2/26 (1)	$40,000	$40,080

Barclays PLC,
3.68%, 1/10/23	500	504

BNP Paribas S.A.,
2.95%, 5/23/22 (2)	5,100	5,187
3.50%, 3/1/23 (2)	4,910	5,118
3.80%, 1/10/24 (2)	1,100	1,173

Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.80%), 0.85%, 3/17/23 (1)	19,500	19,673
0.45%, 6/22/23	7,750	7,750
(Floating, ICE LIBOR USD 3M + 0.66%), 0.77%, 9/13/23 (1)	8,800	8,907
3.50%, 9/13/23	1,250	1,325

Credit Agricole S.A.,
3.75%, 4/24/23 (2)	19,710	20,731
3.25%, 10/4/24 (2)	5,000	5,333

HSBC Holdings PLC,
3.26%, 3/13/23 (3)	7,900	8,000
0.73%, 8/17/24 (3)	14,930	14,940
(Floating, ICE LIBOR USD 3M + 1.38%), 1.49%, 9/12/26 (1)	22,816	23,554

Macquarie Group Ltd.,
(Variable, ICE LIBOR USD 3M + 1.02%), 3.19%, 11/28/23 (2) (3)	2,646	2,724
(Floating, U.S. SOFR + 0.92%), 0.97%, 9/23/27 (1) (2)	13,000	13,089

Mitsubishi UFJ Financial Group, Inc.,
3.22%, 3/7/22	5,170	5,236
2.62%, 7/18/22	27,730	28,241
3.46%, 3/2/23	7,514	7,839

Mizuho Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 0.84%), 0.97%, 7/16/23 (1)	2,100	2,111
(Floating, ICE LIBOR USD 3M + 0.85%), 0.96%, 9/13/23 (1)	7,800	7,849
(Floating, ICE LIBOR USD 3M + 0.61%), 0.72%, 9/8/24 (1)	20,100	20,207

Royal Bank of Canada,
(Floating, ICE LIBOR USD 3M + 0.36%), 0.49%, 1/17/23 (1)	2,500	2,511
(Floating, U.S. SOFR + 0.45%), 0.50%, 10/26/23 (1)	10,000	10,057
0.43%, 1/19/24	6,300	6,274

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    365    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 36.0% continued

Diversified Banks – 11.8% continued
(Floating, U.S. SOFR + 0.57%), 0.62%, 4/27/26 (1)	$35,900	$36,044

Societe Generale S.A.,
2.63%, 10/16/24 (2)	14,505	15,091

Sumitomo Mitsui Financial Group, Inc.,
(Floating, ICE LIBOR USD 3M + 1.14%),1.27%, 10/19/21 (1)	716	716
2.78%, 10/18/22	2,261	2,320
0.51%, 1/12/24	2,500	2,492

Toronto-Dominion Bank (The),
(Floating, U.S. SOFR + 0.24%), 0.29%, 1/6/23 (1)	10,000	10,019
0.45%, 9/11/23	6,000	6,001
(Floating, U.S. SOFR + 0.36%), 0.41%, 3/4/24 (1)	20,000	20,062
(Floating, U.S. SOFR + 0.59%), 0.64%, 9/10/26 (1)	30,000	30,133

		455,031

Electrical Equipment Manufacturing – 0.8%

Siemens Financieringsmaatschappij N.V.,

(Floating, U.S. SOFR + 0.43%),
0.48%, 3/11/24(1) (2)	30,750	31,010

Financial Services – 3.1%

Credit Suisse Group A.G.,
(Variable, ICE LIBOR USD 3M + 1.20%), 3.00%, 12/14/23 (2) (3)	10,000	10,270

LSEGA Financing PLC,
0.65%, 4/6/24 (2)	21,900	21,846

Sumitomo Mitsui Trust Bank Ltd.,
0.80%, 9/12/23 (2)	13,000	13,079
0.85%, 3/25/24 (2)	7,200	7,217
(Floating, U.S. SOFR + 0.44%), 0.49%, 9/16/24 (1) (2)	12,400	12,429

UBS A.G.,
0.38%, 6/1/23 (2)	5,040	5,034
(Floating, U.S. SOFR + 0.36%), 0.41%, 2/9/24 (1) (2)	9,000	9,032
0.45%, 2/9/24 (2)	11,450	11,397
0.70%, 8/9/24 (2)	9,700	9,688

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 36.0% continued

Financial Services – 3.1% continued

UBS Group A.G.,
3.49%, 5/23/23 (2)	$7,776	$7,926
(Variable, ICE LIBOR USD 3M + 0.95%), 2.86%, 8/15/23 (2) (3)	10,000	10,211

		118,129

Food & Beverage – 0.5%

Coca-Cola Europacific Partners PLC,
0.50%, 5/5/23(2)	20,000	19,979

Government Development Banks – 0.7%

BNG Bank N.V.,
0.75%, 4/17/23 (2)	9,200	9,267

Japan Bank for International Cooperation,
1.63%, 10/17/22	4,400	4,462
1.75%, 1/23/23	6,400	6,520

Svensk Exportkredit AB,
0.75%, 4/6/23	6,300	6,342

		26,591

Government Regional – 0.1%

Kommuninvest I Sverige AB,
0.50%, 2/2/22(2)	2,800	2,803

Industrial Other – 0.1%

Element Fleet Management Corp.,
1.60%, 4/6/24(2)	5,800	5,883

Integrated Oils – 0.2%

Saudi Arabian Oil Co.,
1.25%, 11/24/23 (2)	8,196	8,249

Shell International Finance B.V.,
0.38%, 9/15/23	1,050	1,051

		9,300

Medical Equipment & Devices Manufacturing – 0.1%

DH Europe Finance II S.a.r.l.,
2.05%, 11/15/22	2,400	2,446

Pharmaceuticals – 0.4%

GlaxoSmithKline Capital PLC,
0.53%, 10/1/23	4,445	4,452

Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/23	10,021	10,447

		14,899

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    366    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

FOREIGN ISSUER BONDS - 36.0% continued

Pipeline – 0.1%

Enbridge, Inc.,
(Floating, U.S. SOFR + 0.40%), 0.45%, 2/17/23(1)	$2,730	$2,738

Sovereigns – 0.2%

Denmark Government International Bond,
0.13%, 10/27/22(2)	8,000	7,992

Supranationals – 0.2%

Nordic Investment Bank,
0.38%, 5/19/23	6,500	6,511

Wireless Telecommunications Services – 0.2%

America Movil S.A.B. de C.V.,
3.13%, 7/16/22	1,300	1,328

Rogers Communications, Inc.,
0.73%, 3/22/22 (1)	1,500	1,504
4.10%, 10/1/23	4,900	5,197

		8,029

Wireline Telecommunications Services – 0.6%

Bell Telephone Co. of Canada or Bell Canada (The),
0.75%, 3/17/24	15,800	15,805

NTT Finance Corp.,
0.58%, 3/1/24 (2)	5,800	5,792

		21,597

Total Foreign Issuer Bonds

(Cost $1,385,762)		1,389,626

U.S. GOVERNMENT AGENCIES – 2.4% (5)

Fannie Mae – 0.7%
2.25%, 4/12/22	3,705	3,747
2.38%, 1/19/23	5,000	5,141
0.25%, 5/22/23	10,000	10,004

Pool #FM3019,
3.50%, 2/1/35	3,802	4,077

Pool #MA3932,
3.50%, 2/1/35	3,365	3,593

		26,562

Federal Farm Credit Bank – 0.5%
0.25%, 5/6/22	10,000	10,011
0.25%, 2/26/24	9,150	9,126

		19,137

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 2.4% (5) continued

Freddie Mac – 1.2%

Federal Home Loan Mortgage Corp.,
0.13%, 7/25/22	$10,530	$10,534
0.38%, 4/20/23	20,000	20,056
0.38%, 5/5/23	10,240	10,260

Pool #ZS8641,
2.50%, 2/1/32	4,967	5,199

		46,049

Government National Mortgage Association – 0.0%

Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	3,117	3,192

Total U.S. Government Agencies

(Cost $94,657)		94,940

U.S. GOVERNMENT OBLIGATIONS – 4.4%

U.S. Treasury Floating Rate Notes – 0.8%
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.09%, 7/31/22(1)	29,000	29,013

U.S. Treasury Notes – 3.6%
2.63%, 12/15/21	9,000	9,048
1.38%, 1/31/22	9,585	9,627
2.13%, 5/15/22	10,000	10,128
1.75%, 7/15/22	5,000	5,065
1.88%, 8/31/22	18,000	18,295
1.63%, 11/15/22	7,000	7,118
1.63%, 12/15/22	50,000	50,897
0.13%, 1/31/23	1,870	1,869
1.38%, 2/15/23	7,300	7,421
0.13%, 1/15/24	20,000	19,893

		139,361

Total U.S. Government Obligations

(Cost $167,056)		168,374

MUNICIPAL BONDS – 0.7%

California – 0.1%

California State Earthquake Authority Taxable Revenue Bonds, Series B,
1.33%, 7/1/22	3,000	3,022

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    367    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

ULTRA-SHORT FIXED INCOME FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

MUNICIPAL BONDS - 0.7% continued

Florida – 0.2%

Miami-Dade County Taxable Capital Asset Acquisition Special Obligation Revenue Bonds,
0.38%, 4/1/23	$7,830	$7,830

New York – 0.4%

New York State Transportation Development Corp. Special Facilities Taxable Revenue Refunding Bonds , Terminal 4 John F. Kennedy International Airport,
1.61%, 12/1/22	1,000	1,011

New York Taxable G.O. Unlimited Refunding Bonds, Series D, Fiscal 2021,
0.43%, 8/1/22	1,680	1,683

New York Taxable G.O. Unlimited Refunding Bonds, Series E, Fiscal 2021,
0.59%, 8/1/23	4,000	4,016

Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series AAA,
1.09%, 7/1/23	10,000	10,129

		16,839

Total Municipal Bonds

(Cost $27,495)		27,691

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 4.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	158,038,841	$158,039

Total Investment Companies

(Cost $158,039)		158,039

Total Investments – 101.1%

(Cost $3,891,980)		3,904,683
Liabilities less Other Assets – (1.1%)		(41,706)

NET ASSETS – 100.0%		$3,862,977

(1)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2021.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2021.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

A.G. - Aktiengesellschaft (German: Stock Corporation)

AB - Aktiebolag (Sweden: Corporation)

ASA - Aksjeselskap (Norway: Stock Company)

B.V. - Besloten Vennootschap (Dutch: Private Limited Liability Company)

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

ICE - Intercontinental Exchange

L.P. - Limited Partnership

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

MMY - Money Market Yield

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    368    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Asset-backed securities	7.0%

Corporate bonds	46.5%

Foreign Issuer Bonds	36.0%

U.S. Government Agencies	2.4%

U.S. Government Obligations	4.4%

Municipal Bonds	0.7%

Investment Companies	4.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Asset-Backed Securities(1)	$ —	$ 270,389	$—	$ 270,389

Corporate Bonds(1)	—	1,795,624	—	1,795,624

Foreign Issuer Bonds(1)	—	1,389,626	—	1,389,626

U.S. Government Agencies(1)	—	94,940	—	94,940

U.S. Government Obligations(1)	—	168,374	—	168,374

Municipal Bonds(1)	—	27,691	—	27,691

Investment Companies	158,039	—	—	158,039

Total Investments	$158,039	$3,746,644	$—	$3,904,683
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    369    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 6.2% (1)

Fannie Mae – 3.5%

Pool #555649,
7.50%, 10/1/32	$22	$25

Pool #BH9277,
3.50%, 2/1/48	182	194

Pool #BM1239,
3.50%, 2/1/32	97	104

Pool #BM5017,
3.00%, 3/1/30	103	109

Pool #FM1472,
3.50%, 3/1/34	123	131

Pool #FM1842,
3.50%, 6/1/34	68	72

Pool #FM1849,
3.50%, 12/1/33	275	294

Pool #FM1852,
3.00%, 7/1/33	121	128

Pool #FM1897,
3.00%, 9/1/32	347	365

Pool #FM3308,
3.00%, 4/1/32	103	108

		1,530

Freddie Mac – 1.2%

Pool #SB0084,
3.00%, 2/1/32	228	242

Pool #SB0215,
3.00%, 2/1/32	111	117

Pool #SB0216,
3.00%, 12/1/32	132	140

Pool #ZS7735,
2.00%, 1/1/32	2	2

		501

Freddie Mac Gold – 1.0%

Pool #C91831,
3.00%, 6/1/35	110	118

Pool #C91868,
3.50%, 4/1/36	122	131

Pool #D99701,
3.00%, 11/1/32	173	184

		433

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 6.2% (1) continued

Government National Mortgage Association - 0.3%

Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$124	$130

Government National Mortgage Association I – 0.2%

Pool #676682,
4.50%, 6/15/25	37	38

Pool #782618,
4.50%, 4/15/24	12	13

Pool #783245,
5.00%, 9/15/24	13	14

Pool #783489,
5.00%, 6/15/25	5	5

		70

Total U.S. Government Agencies

(Cost $2,593)		2,664

U.S. GOVERNMENT OBLIGATIONS – 91.6%

U.S. Treasury Inflation Indexed Notes – 0.0%
0.50%, 4/15/24	5	6
0.13%, 7/15/30	5	6

		12

U.S. Treasury Notes – 91.6%
0.25%, 4/15/23	615	615
1.63%, 5/31/23	855	875
0.13%, 8/31/23	4,460	4,448
0.13%, 9/15/23	1,331	1,327
2.88%, 10/31/23	720	758
2.88%, 11/30/23	705	744
2.50%, 1/31/24	670	703
1.75%, 7/31/24	740	767
0.38%, 8/15/24	5,629	5,609
1.88%, 8/31/24	720	749
2.13%, 9/30/24	700	733
2.25%, 11/15/24	675	710
2.50%, 1/31/25	640	680
2.75%, 2/28/25	750	804
2.88%, 4/30/25	840	905
2.88%, 5/31/25	825	890
0.25%, 7/31/25	850	834
0.75%, 8/31/26	7,344	7,265
1.13%, 2/29/28	3,185	3,165
2.88%, 8/15/28	1,261	1,393

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    370    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 91.6% continued

U.S. Treasury Notes – 91.6% continued
3.13%, 11/15/28	$1,208	$1,357
2.63%, 2/15/29	1,191	1,299
1.75%, 11/15/29	414	425
1.25%, 8/15/31	2,593	2,530

		39,585

Total U.S. Government Obligations

(Cost $39,819)		39,597

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	59,855	$60

Total Investment Companies

(Cost $60)		60

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 1.2%

U.S. Treasury Bill,
0.04%, 12/30/21(4) (5)	$500	$500

Total Short-Term Investments

(Cost $500)		500

Total Investments – 99.1%

(Cost $42,972)		42,821

Other Assets less Liabilities – 0.9%		398

NET ASSETS – 100.0%		$43,219

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged related to the Fund’s investment in futures contracts during the period. As of September 30, 2021, the Fund did not hold any open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	6.2%

U.S. Government Obligations	91.6%

Investment Companies	0.1%

Short-Term Investments	1.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

U.S. Government Agencies(1)	$—	$2,664	$—	$2,664

U.S. Government Obligations(1)	—	39,597	—	39,597

Investment Companies	60	—	—	60

Short-Term Investments	—	500	—	500

Total Investments	$60	$42,761	$—	$42,821

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    371    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 22.0% (1)

Federal Farm Credit Bank – 3.6%

FFCB Discount Notes,
0.05%, 10/1/21(2)	$4,305	$4,304
0.12%, 10/14/21(2)	7,500	7,500
0.10%, 1/7/22(2)	30,000	29,992

FFCB Notes,
(Floating, U.S. SOFR + 0.06%),
0.11%, 10/1/21(3)	20,000	20,000
(Floating, U.S. SOFR + 0.06%),
0.11%, 10/1/21(3)	50,000	50,000
(Floating, U.S. SOFR + 0.06%),
0.11%, 10/1/21(3)	24,000	24,000
(Floating, U.S. SOFR + 0.06%),
0.11%, 10/1/21(3)	40,000	40,000
(Floating, U.S. SOFR + 0.08%),
0.13%, 10/1/21(3)	16,345	16,345
(Floating, U.S. SOFR + 0.08%),
0.13%, 10/1/21(3)	30,000	30,000
(Floating, U.S. Federal Funds + 0.05%), 0.13%, 10/1/21(3)	15,000	14,998
(Floating, U.S. Federal Funds + 0.06%), 0.14%, 10/1/21(3)	25,000	24,998
(Floating, U.S. Federal Funds + 0.07%), 0.15%, 10/1/21(3)	55,000	54,998
(Floating, U.S. SOFR + 0.15%),
0.20%, 10/1/21(3)	30,000	30,000
(Floating, U.S. SOFR + 0.18%),
0.23%, 10/1/21(3)	15,000	15,000
(Floating, U.S. SOFR + 0.19%),
0.24%, 10/1/21(3)	35,000	35,000
(Floating, U.S. SOFR + 0.20%),
0.25%, 10/1/21(3)	80,000	80,000
(Floating, U.S. Federal Funds + 0.22%), 0.30%, 10/1/21(3)	25,000	25,000
(Floating, U.S. SOFR + 0.32%),
0.37%, 10/1/21(3)	60,000	60,000
(Floating, U.S. SOFR + 0.35%),
0.40%, 10/1/21(3)	40,000	40,000
(Floating, U.S. Federal Funds + 0.40%), 0.48%, 10/1/21(3)	15,000	15,000

		617,135

Federal Home Loan Bank – 14.1%

FHLB Bonds,
0.05%, 12/1/21	150,000	149,999
0.05%, 12/7/21	225,000	224,999
0.05%, 12/17/21	135,000	134,998
0.05%, 2/5/22	225,000	224,998

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 22.0% (1) continued

Federal Home Loan Bank – 14.1% continued
0.05%, 2/19/22	$165,000	$164,998
0.05%, 3/1/22	100,000	99,999
0.05%, 3/26/22	220,000	219,997
0.06%, 3/30/22	15,000	15,000
0.05%, 4/2/22	95,000	94,999
0.05%, 4/8/22	225,000	224,996
0.05%, 4/13/22	225,000	224,996

FHLB Discount Notes,
0.05%, 12/11/21(2)	200,000	199,981
0.05%, 3/23/22(2)	75,000	74,982

FHLB Notes,
(Floating, U.S. SOFR + 0.08%), 0.13%, 10/1/21(3)	45,000	45,000
(Floating, U.S. SOFR + 0.08%), 0.13%, 10/1/21(3)	50,000	50,000
(Floating, U.S. SOFR + 0.09%), 0.14%, 10/1/21(3)	125,000	125,000
(Floating, U.S. SOFR + 0.16%), 0.21%, 10/1/21(3)	65,000	65,000
0.05%, 10/4/21(3) (4)	75,000	75,000

		2,414,942

Federal Home Loan Mortgage Corporation – 0.8%

FHLMC Notes,
(Floating, U.S. SOFR + 0.10%), 0.15%, 10/1/21(3)	45,000	45,000
(Floating, U.S. SOFR + 0.14%), 0.19%, 10/1/21(3)	90,000	90,000

		135,000

Federal National Mortgage Association – 3.5%

FNMA Notes,
(Floating, U.S. SOFR + 0.19%), 0.24%, 10/1/21(3)	175,000	175,000
(Floating, U.S. SOFR + 0.19%), 0.24%, 10/1/21(3)	75,000	75,000
(Floating, U.S. SOFR + 0.23%), 0.28%, 10/1/21(3)	50,000	50,009
(Floating, U.S. SOFR + 0.31%), 0.36%, 10/1/21(3)	75,000	75,000
(Floating, U.S. SOFR + 0.32%), 0.37%, 10/1/21(3)	75,000	75,000

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    372    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 22.0% (1) continued

Federal National Mortgage Association – 3.5% continued
(Floating, U.S. SOFR + 0.35%), 0.40%, 10/1/21(3)	$75,000	$75,000
(Floating, U.S. SOFR + 0.39%), 0.44%, 10/1/21(3)	85,000	85,000

		610,009

Total U.S. Government Agencies

(Cost $3,777,086)		3,777,086

U.S. GOVERNMENT OBLIGATIONS – 29.7%

U.S. Treasury Bills – 8.7%

U.S. Treasury Bill
0.05%, 1/28/22(2)	140,000	139,977

U.S. Treasury Bills,
0.04%, 12/3/21(2)	175,000	174,980
0.11%, 12/3/21(2)	70,000	69,992
0.12%, 12/3/21(2)	50,000	49,994
0.05%, 1/21/22(2)	65,000	64,989
0.05%, 2/4/22(2)	245,000	244,955
0.06%, 2/4/22(2)	10,000	9,998
0.05%, 2/18/22(2)	330,000	329,936
0.06%, 2/18/22(2)	20,000	19,996
0.05%, 2/25/22(2)	110,000	109,977
0.06%, 2/25/22(2)	20,000	19,996
0.05%, 3/4/22(2)	75,000	74,983
0.06%, 3/4/22(2)	85,000	84,981
0.05%, 3/25/22(2)	20,000	19,995
0.06%, 3/25/22(2)	80,000	79,978

		1,494,727

U.S. Treasury Floating Rate Notes – 6.1%
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.06%, 10/1/21(3)	240,540	240,552
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.07%, 10/1/21(3)	235,000	235,010
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.09%, 10/1/21(3)	444,955	445,099
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.15%, 10/1/21(3)	112,675	112,740

		1,033,401

U.S. Treasury Notes – 14.9%
2.00%, 11/16/21	25,000	25,058

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 29.7% continued

U.S. Treasury Notes – 14.9% continued
2.88%, 11/16/21	$107,080	$107,444
1.50%, 12/1/21	95,000	95,215
1.75%, 12/1/21	205,000	205,555
1.88%, 12/1/21	60,000	60,173
2.50%, 1/16/22	60,000	60,424
1.38%, 2/1/22	35,000	35,148
1.50%, 2/1/22	75,000	75,349
1.88%, 2/1/22	180,000	181,067
2.50%, 2/16/22	60,000	60,542
1.75%, 3/1/22	95,145	95,812
1.88%, 3/1/22	10,180	10,256
0.38%, 4/1/22	70,000	70,103
1.75%, 4/1/22	70,000	70,575
1.88%, 4/1/22	50,000	50,445
0.13%, 5/1/22	35,000	35,013
1.75%, 5/1/22	105,000	106,033
1.88%, 5/1/22	100,000	101,053
1.75%, 5/16/22	174,810	176,646
1.75%, 6/1/22	41,510	41,975
1.88%, 6/1/22	488,210	494,079
1.75%, 6/16/22	20,000	20,237
0.13%, 7/1/22	30,000	30,005
2.13%, 7/1/22	310,000	314,750
1.75%, 7/16/22	35,000	35,454

		2,558,411

Total U.S. Government Obligations

(Cost $5,086,539)		5,086,539

Investments, at Amortized Cost

($8,863,625)		8,863,625

REPURCHASE AGREEMENTS – 47.6% (5)
BNY Mellon Capital Markets LLC, dated 9/30/21, repurchase price $550,001,
0.06%, 10/1/21	550,000	550,000
Citigroup Global Markets, Inc., dated 9/30/21, repurchase price $114,500,
0.06%, 10/1/21	114,500	114,500
Federal Reserve Bank of New York, dated 9/30/21, repurchase price $5,875,008,
0.05%, 10/1/21	5,875,000	5,875,000

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    373    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS - 47.6% (5) continued

JPMorgan Securities LLC, dated 9/30/21, repurchase price $150,009,
0.07%, 1/3/22	$150,000	$150,000

NatWest Markets PLC, dated 9/28/21, repurchase price $1,250,013,
0.06%, 10/6/21	1,250,000	1,250,000

Nomura Securities International, Inc., dated 9/30/21, repurchase price $70,000,
0.05%, 10/1/21	70,000	70,000

Royal Bank of Canada, New York Branch, dated 9/30/21, repurchase price $150,009,
0.06%, 10/7/21	150,000	150,000

		8,159,500

Total Repurchase Agreements

(Cost $8,159,500)		8,159,500

Total Investments – 99.3%

(Cost $17,023,125)		17,023,125
Other Assets less Liabilities – 0.7%		127,073

NET ASSETS – 100.0%		$17,150,198

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of September 30, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)

Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

FHLB	$100,669	0.00%—3.38%	10/6/21—6/8/29

FHLMC	$16,912	0.25%—4.50%	3/1/23—9/1/51

FNMA	$29,805	0.25%—6.50%	8/26/22—2/1/51

GNMA	$270,861	2.25%—6.00%	9/20/31—9/20/51

U.S. Treasury Bills	$242,233	0.00%	10/5/21—5/19/22

U.S. Treasury Bonds	$196,687	0.00%—7.63%	11/15/22—8/15/51

U.S. Treasury Notes	$7,350,788	0.08%—3.13%	10/31/21—8/15/31
Total	$8,207,955

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LLC – Limited Liability Company

MMY – Money Market Yield

PLC – Public Limited Company

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	%OF NET ASSETS

U.S. Government Agencies	22.0%

U.S. Government Obligations	29.7%

Repurchase Agreements	47.6%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    374    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2021:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$17,023,125	$—	$17,023,125
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    375    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES – 21.3% (1)

Federal Farm Credit Bank – 6.1%

FFCB Discount Notes,
0.05%, 10/1/21(2)	$930	$930
0.12%, 10/14/21(2)	3,000	3,000
0.10%, 1/7/22(2)	10,000	9,997

FFCB Notes,
(Floating, U.S. SOFR + 0.06%), 0.11%, 10/1/21(3)	5,000	5,000
(Floating, U.S. SOFR + 0.06%), 0.11%, 10/1/21(3)	10,000	10,000
(Floating, U.S. SOFR + 0.06%), 0.11%, 10/1/21(3)	5,000	5,000
(Floating, U.S. SOFR + 0.06%), 0.11%, 10/1/21(3)	10,000	10,000
(Floating, U.S. SOFR + 0.08%), 0.13%, 10/1/21(3)	10,000	10,000
(Floating, U.S. SOFR + 0.08%), 0.13%, 10/1/21(3)	3,410	3,410
(Floating, U.S. SOFR + 0.08%), 0.13%, 10/1/21(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.05%), 0.13%, 10/1/21(3)	5,000	4,999
(Floating, U.S. SOFR + 0.09%), 0.14%, 10/1/21(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.06%), 0.14%, 10/1/21(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.07%), 0.15%, 10/1/21(3)	10,000	10,000
(Floating, U.S. SOFR + 0.15%), 0.20%, 10/1/21(3)	5,000	5,000
(Floating, U.S. SOFR + 0.18%), 0.23%, 10/1/21(3)	3,000	3,000
(Floating, U.S. SOFR + 0.18%), 0.23%, 10/1/21(3)	25,000	24,999
(Floating, U.S. SOFR + 0.19%), 0.24%, 10/1/21(3)	6,000	6,000
(Floating, U.S. SOFR + 0.20%), 0.25%, 10/1/21(3)	16,000	16,000
(Floating, U.S. Federal Funds + 0.22%), 0.30%, 10/1/21(3)	5,000	5,000
(Floating, U.S. SOFR + 0.32%), 0.37%, 10/1/21(3)	10,000	10,000
(Floating, U.S. SOFR + 0.35%), 0.40%, 10/1/21(3)	40,000	40,000

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT AGENCIES - 21.3% (1) continued

Federal Farm Credit Bank – 6.1% continued

(Floating, U.S. SOFR + 0.38%), 0.43%, 10/1/21(3)	$20,000	$20,000

(Floating, U.S. Federal Funds + 0.40%), 0.48%, 10/1/21(3)	5,000	5,000

		222,335

Federal Home Loan Bank – 15.2%

FHLB Bonds,
0.05%, 12/1/21	30,000	30,000
0.05%, 12/7/21	45,000	45,000
0.05%, 12/17/21	30,000	29,999
0.05%, 1/29/22	50,000	50,000
0.05%, 2/19/22	35,000	35,000
0.05%, 3/1/22	25,000	25,000
0.05%, 3/26/22	45,000	44,999
0.06%, 3/30/22	5,000	5,000
0.05%, 4/2/22	20,000	20,000
0.05%, 4/8/22	45,000	44,999
0.05%, 4/13/22	45,000	44,999

FHLB Discount Notes,
0.05%, 12/11/21(2)	40,000	39,996
0.05%, 3/23/22(2)	15,000	14,996

FHLB Notes,
(Floating, U.S. SOFR + 0.08%), 0.13%, 10/1/21(3)	10,000	10,000
(Floating, U.S. SOFR + 0.08%), 0.13%, 10/1/21(3)	11,000	11,000
(Floating, U.S. SOFR + 0.09%), 0.14%, 10/1/21(3)	25,000	25,000
(Floating, U.S. SOFR + 0.16%), 0.21%, 10/1/21(3)	15,000	15,000
(Floating, U.S. SOFR + 0.17%), 0.22%, 10/1/21(3)	30,000	30,000
(Floating, U.S. SOFR + 0.19%), 0.24%, 10/1/21(3)	25,000	25,000
0.05%, 10/4/21(3) (4)	15,000	15,000

		560,988

Total U.S. Government Agencies

(Cost $783,323)		783,323

U.S. GOVERNMENT OBLIGATIONS – 30.1%

U.S. Treasury Bills – 7.7%

U.S. Treasury Bill
0.05%, 1/28/22(2)	35,000	34,994

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    376    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 30.1% continued

U.S. Treasury Bills – 7.7% continued

U.S. Treasury Bills,
0.04%, 12/3/21(2)	$25,000	$24,997
0.11%, 12/3/21(2)	15,000	14,998
0.12%, 12/3/21(2)	10,000	9,999
0.05%, 1/21/22(2)	10,000	9,998
0.05%, 2/4/22(2)	55,000	54,990
0.06%, 2/4/22(2)	2,000	2,000
0.05%, 2/18/22(2)	45,000	44,991
0.06%, 2/18/22(2)	5,000	4,999
0.05%, 2/25/22(2)	25,000	24,995
0.06%, 2/25/22(2)	5,000	4,999
0.05%, 3/4/22(2)	15,000	14,996
0.06%, 3/4/22(2)	10,000	9,998
0.05%, 3/25/22(2)	5,000	4,999
0.06%, 3/25/22(2)	20,000	19,994

		281,947

U.S. Treasury Floating Rate Notes – 7.0%
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.06%, 10/1/21(3)	48,170	48,172
(Floating, U.S. Treasury 3M Bill MMY + 0.03%), 0.07%, 10/1/21(3)	45,000	45,002
(Floating, U.S. Treasury 3M Bill MMY + 0.06%), 0.09%, 10/1/21(3)	115,625	115,662
(Floating, U.S. Treasury 3M Bill MMY + 0.11%), 0.15%, 10/1/21(3)	35,590	35,610
(Floating, U.S. Treasury 3M Bill MMY + 0.15%), 0.19%, 10/1/21(3)	15,000	14,999

		259,445

U.S. Treasury Notes – 15.4%
2.00%, 11/16/21	5,000	5,012
2.88%, 11/16/21	24,370	24,453
1.50%, 12/1/21	20,000	20,045
1.75%, 12/1/21	55,000	55,149
1.88%, 12/1/21	10,000	10,029
2.50%, 1/16/22	10,000	10,071
1.38%, 2/1/22	10,000	10,042
1.50%, 2/1/22	15,000	15,070
1.88%, 2/1/22	40,000	40,237
2.50%, 2/16/22	10,000	10,090

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 30.1% continued

U.S. Treasury Notes – 15.4% continued
1.75%, 3/1/22	$22,770	$22,930
1.88%, 3/1/22	2,165	2,181
0.38%, 4/1/22	20,000	20,029
1.75%, 4/1/22	15,000	15,124
1.88%, 4/1/22	10,000	10,089
0.13%, 5/1/22	5,000	5,002
1.75%, 5/1/22	20,000	20,197
1.88%, 5/1/22	25,000	25,263
1.75%, 5/16/22	40,640	41,067
1.75%, 6/1/22	8,870	8,969
1.88%, 6/1/22	107,095	108,383
1.75%, 6/16/22	5,000	5,059
0.13%, 7/1/22	5,000	5,001
2.13%, 7/1/22	70,000	71,072
1.75%, 7/16/22	5,000	5,065

		565,629

Total U.S. Government Obligations

(Cost $1,107,021)		1,107,021

Investments, at Amortized Cost

($1,890,344)		1,890,344

REPURCHASE AGREEMENTS – 48.5% (5)

Bank of America N.A., dated 9/30/21, repurchase price $315,000,
0.06%, 10/1/21	315,000	315,000

Barclays Capital, Inc., dated 9/30/21, repurchase price $100,004,
0.06%, 10/7/21	100,000	100,000

Barclays Capital, Inc., dated 9/30/21, repurchase price $405,001,
0.05%, 10/1/21	405,000	405,000

Barclays Capital, Inc., dated 9/30/21, repurchase price $50,002,
0.06%, 10/7/21	50,000	50,000

Citigroup Global Markets, Inc., dated 9/30/21, repurchase price $56,300,
0.06%, 10/1/21	56,300	56,300

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    377    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

REPURCHASE AGREEMENTS - 48.5% (5) continued

Federal Reserve Bank of New York, dated 9/30/21, repurchase price $810,001,
0.05%, 10/1/21	$810,000	$810,000

HSBC Securities (USA), Inc., dated 9/30/21, repurchase price $50,000,
0.05%, 10/1/21	50,000	50,000

		1,786,300

Total Repurchase Agreements

(Cost $1,786,300)		1,786,300

Total Investments – 99.9%

(Cost $3,676,644)		3,676,644
Other Assets less Liabilities – 0.1%		4,645

NET ASSETS – 100.0%		$3,681,289

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)

Variable rate security. Rate as of September 30, 2021 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)

Rate is determined by a remarketing agent and, in the agent’s judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES

GNMA	$954,090	2.00%–4.50%	7/20/50–9/20/51

U.S. Treasury Bills	$7,059	0.00%	10/21/21–12/2/21

U.S. Treasury Bonds	$8,328	0.25%–2.00%	2/15/50–8/15/51

U.S. Treasury Notes	$845,614	0.13%–2.75%	6/15/22–5/15/29

Total	$1,815,091

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

GNMA – Government National Mortgage Association

MMY – Money Market Yield

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Agencies	21.3%

U.S. Government Obligations	30.1%

Repurchase Agreements	48.5%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of September 30, 2021:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by

U.S. Government Select Money Market Fund(1)	$—	$3,676,644	$—	$3,676,644
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    378    NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS – 99.5%

U.S. Treasury Bonds – 21.4%
6.00%, 2/15/26	$10	$12
6.50%, 11/15/26	75	96
6.38%, 8/15/27	65	84
6.13%, 11/15/27	75	97
5.50%, 8/15/28	50	64
5.25%, 11/15/28	100	127
6.13%, 8/15/29	50	68
6.25%, 5/15/30	75	105
5.38%, 2/15/31	100	135
4.50%, 2/15/36	110	150
4.75%, 2/15/37	25	35
5.00%, 5/15/37	50	72
4.38%, 2/15/38	50	68
4.50%, 5/15/38	95	132
3.50%, 2/15/39	100	125
4.25%, 5/15/39	100	136
4.50%, 8/15/39	100	140
4.38%, 11/15/39	100	139
4.63%, 2/15/40	100	143
1.13%, 5/15/40	450	389
4.38%, 5/15/40	115	160
1.13%, 8/15/40	550	473
3.88%, 8/15/40	150	197
1.38%, 11/15/40	525	472
4.25%, 11/15/40	100	137
1.88%, 2/15/41	750	734
4.75%, 2/15/41	145	212
2.25%, 5/15/41	710	738
4.38%, 5/15/41	140	196
1.75%, 8/15/41	200	191
3.75%, 8/15/41	150	194
3.13%, 11/15/41	145	173
3.13%, 2/15/42	100	119
3.00%, 5/15/42	155	181
2.75%, 8/15/42	130	146
2.75%, 11/15/42	265	298
3.13%, 2/15/43	205	244
2.88%, 5/15/43	225	258
3.63%, 8/15/43	250	321
3.75%, 11/15/43	230	301
3.63%, 2/15/44	150	193
3.38%, 5/15/44	250	311
3.13%, 8/15/44	325	389

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.5% continued

U.S. Treasury Bonds – 21.4% continued
3.00%, 11/15/44	$255	$299
2.50%, 2/15/45	350	378
3.00%, 5/15/45	175	206
2.88%, 8/15/45	275	317
3.00%, 11/15/45	80	94
2.50%, 2/15/46	300	324
2.50%, 5/15/46	250	271
2.25%, 8/15/46	325	336
2.88%, 11/15/46	100	116
3.00%, 2/15/47	300	356
3.00%, 5/15/47	150	178
2.75%, 8/15/47	300	341
2.75%, 11/15/47	350	398
3.00%, 2/15/48	390	464
3.13%, 5/15/48	325	395
3.00%, 8/15/48	400	477
3.38%, 11/15/48	400	510
3.00%, 2/15/49	450	538
2.88%, 5/15/49	500	585
2.25%, 8/15/49	500	518
2.38%, 11/15/49	425	452
2.00%, 2/15/50	415	408
1.25%, 5/15/50	650	532
1.38%, 8/15/50	700	591
1.63%, 11/15/50	650	584
1.88%, 2/15/51	725	691
2.38%, 5/15/51	800	854
2.00%, 8/15/51	275	270

		20,438

U.S. Treasury Notes – 78.1%
1.38%, 10/15/22	250	253
0.13%, 10/31/22	400	400
1.88%, 10/31/22	225	229
2.00%, 10/31/22	200	204
1.63%, 11/15/22	555	564
0.13%, 11/30/22	500	500
2.00%, 11/30/22	450	460
1.63%, 12/15/22	300	305
0.13%, 12/31/22	500	500
2.13%, 12/31/22	375	384
1.50%, 1/15/23	400	407
0.13%, 1/31/23	150	150
1.75%, 1/31/23	275	281

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    379    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.5% continued

U.S. Treasury Notes – 78.1% continued
2.38%, 1/31/23	$250	$257
1.38%, 2/15/23	300	305
2.00%, 2/15/23	325	333
0.13%, 2/28/23	500	500
1.50%, 2/28/23	250	255
2.63%, 2/28/23	200	207
0.50%, 3/15/23	400	402
0.13%, 3/31/23	450	450
1.50%, 3/31/23	200	204
2.50%, 3/31/23	350	362
0.25%, 4/15/23	385	385
0.13%, 4/30/23	600	599
1.63%, 4/30/23	175	179
2.75%, 4/30/23	250	260
0.13%, 5/15/23	400	399
1.75%, 5/15/23	525	538
0.13%, 5/31/23	500	499
1.63%, 5/31/23	200	205
2.75%, 5/31/23	250	261
0.25%, 6/15/23	285	285
1.38%, 6/30/23	250	255
2.63%, 6/30/23	225	234
0.13%, 7/15/23	390	389
0.13%, 7/31/23	500	499
1.25%, 7/31/23	325	331
2.75%, 7/31/23	225	235
0.13%, 8/15/23	350	349
2.50%, 8/15/23	300	313
0.13%, 8/31/23	250	249
1.38%, 8/31/23	250	255
2.75%, 8/31/23	200	209
0.13%, 9/15/23	330	329
0.25%, 9/30/23	500	500
1.38%, 9/30/23	250	255
2.88%, 9/30/23	130	137
0.13%, 10/15/23	435	433
1.63%, 10/31/23	300	308
2.88%, 10/31/23	350	369
0.25%, 11/15/23	550	549
2.75%, 11/15/23	600	631
2.13%, 11/30/23	300	312
2.88%, 11/30/23	250	264
0.13%, 12/15/23	450	448

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.5% continued

U.S. Treasury Notes – 78.1% continued
2.25%, 12/31/23	$250	$261
2.63%, 12/31/23	300	315
0.13%, 1/15/24	500	497
2.25%, 1/31/24	300	313
2.50%, 1/31/24	250	262
0.13%, 2/15/24	600	597
2.75%, 2/15/24	450	475
2.13%, 2/29/24	200	208
2.38%, 2/29/24	300	314
0.25%, 3/15/24	550	548
2.13%, 3/31/24	600	626
0.38%, 4/15/24	600	599
2.00%, 4/30/24	250	260
2.25%, 4/30/24	300	314
0.25%, 5/15/24	750	746
2.50%, 5/15/24	575	606
2.00%, 5/31/24	300	312
1.75%, 6/30/24	275	285
2.00%, 6/30/24	300	313
0.38%, 7/15/24	600	598
1.75%, 7/31/24	250	259
2.13%, 7/31/24	250	262
0.38%, 8/15/24	100	100
2.38%, 8/15/24	525	553
1.25%, 8/31/24	200	204
1.88%, 8/31/24	250	260
0.38%, 9/15/24	250	249
1.50%, 9/30/24	200	206
2.13%, 9/30/24	300	314
1.50%, 10/31/24	300	309
2.25%, 10/31/24	300	316
2.25%, 11/15/24	550	579
1.50%, 11/30/24	300	309
2.13%, 11/30/24	200	210
1.75%, 12/31/24	400	415
2.25%, 12/31/24	250	263
1.38%, 1/31/25	350	359
2.50%, 1/31/25	200	213
2.00%, 2/15/25	625	654
1.13%, 2/28/25	350	356
2.75%, 2/28/25	215	230
0.50%, 3/31/25	400	398
2.63%, 3/31/25	150	160

See Notes to the Financial Statements.

FIXED INCOME AND MONEY MARKET FUNDS    380    NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.5% continued

U.S. Treasury Notes – 78.1% continued
0.38%, 4/30/25	$450	$445
2.88%, 4/30/25	300	323
2.13%, 5/15/25	550	578
0.25%, 5/31/25	300	295
2.88%, 5/31/25	325	350
0.25%, 6/30/25	400	393
2.75%, 6/30/25	250	269
0.25%, 7/31/25	550	539
2.88%, 7/31/25	225	243
2.00%, 8/15/25	550	576
0.25%, 8/31/25	500	490
2.75%, 8/31/25	300	323
0.25%, 9/30/25	500	489
3.00%, 9/30/25	300	326
0.25%, 10/31/25	500	489
3.00%, 10/31/25	200	218
2.25%, 11/15/25	645	682
0.38%, 11/30/25	555	544
2.88%, 11/30/25	300	325
0.38%, 12/31/25	400	392
2.63%, 12/31/25	300	322
0.38%, 1/31/26	350	342
2.63%, 1/31/26	150	161
1.63%, 2/15/26	550	567
0.50%, 2/28/26	500	492
2.50%, 2/28/26	350	375
0.75%, 3/31/26	500	496
2.25%, 3/31/26	250	265
0.75%, 4/30/26	600	595
2.38%, 4/30/26	225	240
1.63%, 5/15/26	550	567
0.75%, 5/31/26	650	645
2.13%, 5/31/26	175	185
0.88%, 6/30/26	500	498
1.88%, 6/30/26	325	339
0.63%, 7/31/26	550	541
1.88%, 7/31/26	300	313
1.50%, 8/15/26	520	533
0.75%, 8/31/26	150	148
1.38%, 8/31/26	200	204
0.88%, 9/30/26	450	448
1.63%, 9/30/26	150	155
1.63%, 10/31/26	200	206

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.5% continued

U.S. Treasury Notes – 78.1% continued
2.00%, 11/15/26	$500	$525
1.63%, 11/30/26	250	258
1.75%, 12/31/26	200	207
1.50%, 1/31/27	225	230
2.25%, 2/15/27	410	436
1.13%, 2/28/27	200	201
0.63%, 3/31/27	180	176
0.50%, 4/30/27	275	266
2.38%, 5/15/27	500	535
0.50%, 5/31/27	250	242
0.50%, 6/30/27	450	434
0.38%, 7/31/27	500	479
2.25%, 8/15/27	500	531
0.50%, 8/31/27	350	337
0.38%, 9/30/27	500	477
0.50%, 10/31/27	550	528
2.25%, 11/15/27	450	478
0.63%, 11/30/27	550	531
0.63%, 12/31/27	450	434
0.75%, 1/31/28	500	486
2.75%, 2/15/28	550	602
1.13%, 2/29/28	650	646
1.25%, 3/31/28	650	650
1.25%, 4/30/28	600	600
2.88%, 5/15/28	625	689
1.25%, 5/31/28	650	649
1.25%, 6/30/28	600	599
1.00%, 7/31/28	600	588
2.88%, 8/15/28	590	652
1.13%, 8/31/28	200	198
1.25%, 9/30/28	450	448
3.13%, 11/15/28	575	646
2.63%, 2/15/29	600	654
2.38%, 5/15/29	500	537
1.63%, 8/15/29	450	458
1.75%, 11/15/29	375	385
1.50%, 2/15/30	525	528
0.63%, 5/15/30	800	747
0.63%, 8/15/30	1,000	930
0.88%, 11/15/30	1,125	1,068
1.13%, 2/15/31	1,150	1,114

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT    381    FIXED INCOME AND MONEY MARKET FUNDS

SCHEDULE OF INVESTMENTS

U.S. TREASURY INDEX FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

U.S. GOVERNMENT OBLIGATIONS - 99.5% continued

U.S. Treasury Notes – 78.1% continued
1.63%, 5/15/31	$1,100	$1,113
1.25%, 8/15/31	500	488

		74,708

Total U.S. Government Obligations

(Cost $93,134)		95,146

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.8%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	767,280	$767

Total Investment Companies

(Cost $767)		767

Total Investments – 100.3%

(Cost $93,901)		95,913
Liabilities less Other Assets – (0.3%)		(318)

NET ASSETS – 100.0%		$95,595

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2021 is disclosed.

Percentages shown are based on Net Assets.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

U.S. Government Obligations	99.5%

Investment Companies	0.8%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
U.S. Government Obligations(1)	$ —	$95,146	$—	$95,146

Investment Companies	767	—	—	767

Total Investments	$767	$95,146	$—	$95,913
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

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FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2021 (UNAUDITED)

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 41 funds as of September 30, 2021, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Multi-Manager Emerging Markets Debt Opportunity, Multi-Manager High Yield Opportunity, Short Bond, Short-Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market, U.S. Government Select Money Market and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt, California Intermediate Tax-Exempt and California Tax-Exempt Funds, which are non-diversified portfolios. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds in accordance with criteria established by the U.S. Securities and Exchange Commission (“SEC”).

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each class is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS Securities for the Funds other than the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.

The investments held by U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than exchange traded funds, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Centrally cleared and bilateral swap agreements are generally valued using an independent pricing service. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a

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FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) CREDIT ENHANCEMENTS Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.

C) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. The Multi-Manager Emerging Markets Debt Opportunity Fund may also use these investments for non-hedging purposes in order to seek exposure to certain countries or currencies. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract positions and investment strategies utilized during the six months ended September 30, 2021, were as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Short-Intermediate U.S. Government	Long	Hedging/Liquidity

U.S. Government	Long	Hedging/Liquidity

At September 30, 2021, the aggregate market value of assets pledged related to each Fund’s investment in futures contracts for the Short-Intermediate U.S Government and U.S. Government Funds was approximately $500,000 and $500,000, respectively. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency

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FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to forward foreign currency exchange transactions that were outstanding as of September 30, 2021 for the Multi-Manager Emerging Markets Debt Opportunity Fund, approximately $210,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities.

F) CREDIT DEFAULT SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in credit default swap agreements for hedging purposes or to gain exposure to certain countries or currencies. The Fund enters into credit default swap agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment should a credit default event on the referenced obligation occur. In the event of a credit default event, as defined under the terms of each particular swap agreement, if the Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event should occur, the maximum potential amount of future payments the seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the swap.

The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which the Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative agreement are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.

The resulting values for credit default agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for credit default swaps sold and, conversely, increasing market values for credit default swaps purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

When entering into a credit default swap agreement as a buyer of protection, the Fund may pay an upfront premium to enter into the agreement. When selling protection, the Fund may receive this upfront premium paid from the buyer. During the term of the credit default swap agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on credit default

NORTHERN FUNDS SEMIANNUAL REPORT    385    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

swap agreements, with any interest payments already having been made being recognized as realized gain or loss on credit default swap agreements. This treatment will occur until the credit default swap is sold or reaches its expiration. Any upfront payments made or received upon entering into a credit default swap agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on credit default swap agreements. Unrealized appreciation (depreciation) on credit default swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditworthiness of the counterparty. In addition, the sub-advisers of the Multi-Manager Emerging Markets Debt Opportunity Fund may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk. No credit default swap agreements were held during the six months ended September 30, 2021.

G) INTEREST RATE SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may invest in interest rate swap agreements for hedging purposes or to gain exposure to certain countries or currencies. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals at agreed upon fixed rates or at rates based upon, or calculated by, reference to changes in specified prices or interest rates for a specified notional amount.

Interest payments earned or charged under the terms of the interest rate swap agreements are recorded as realized gain (loss) on interest rate swap agreements. The swap interest receivable or payable as of September 30, 2021, if any, is included as unrealized appreciation (depreciation) on bilateral interest rate swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral interest rate swap agreements and variation margin on centrally cleared interest rate swap agreements, if any, is included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.

Risks may arise as a result of the failure of the counterparty to the interest rate swap agreement to comply with the terms of the agreement. The loss incurred by the failure of the counterparty is generally limited to the swap interest payment to be received by the Fund and/or the termination value at the end of the agreement. Therefore, the sub-adviser considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. The sub-adviser may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying counterparties used to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each interest rate swap agreement, collateral may be posted between the Fund and its counterparties to mitigate credit risk.

Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty.

For bilateral interest rate swap transactions that were outstanding as of September 30, 2021, no collateral had been posted by either the Multi-Manager Emerging Markets Debt Opportunity Fund or any counterparty. For centrally cleared interest rate swap transactions that were outstanding as of September 30, 2021, the fair value of cash pledged to cover margin requirements for open positions for the Multi-Manager Emerging Markets Debt Opportunity Fund was approximately $251,000. Such amount is included in Due from broker on the Statements of Assets and Liabilities. The fair value of foreign currencies received as collateral for open positions for the Multi-Manager Emerging Markets Debt Opportunity Fund was approximately $146,000. Such amount is included in Due to broker on the Statements of Assets and Liabilities. During the six months ended September 30, 2021, the Multi-Manager Emerging Markets Debt Opportunity Fund entered into bilateral and centrally cleared interest rate swap agreements to gain country exposure. Further information on the impact of these positions on the Fund’s financial statements can be found in Note 10.

   FIXED INCOME AND MONEY MARKET FUNDS    386    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

H) CURRENCY SWAP AGREEMENTS The Multi-Manager Emerging Markets Debt Opportunity Fund may enter into currency swap agreements to manage its exposure to currency risk. Currency swaps usually involve the delivery of the entire principal amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. To the extent that the amount payable by a Fund under a swap is covered by segregated cash or liquid assets, the Funds, NTI and the Funds’ sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) believe that transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.

A Fund will not enter into a currency swap unless the unsecured commercial paper, senior debt or the claims-paying ability of the other party thereto is rated either A or A-1 or better by S&P Global’s Rating Services or Fitch Ratings, or A or Prime-1 or better by Moody’s Investor Services, Inc. or a comparable rating from another organization that is recognized as a nationally recognized statistical rating organization or, if unrated by such rating organization, is determined to be of comparable quality by NTI or the Sub-Advisers. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The use of currency swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If NTI or the Sub-Advisers are incorrect in their forecasts of currency exchange rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

Interest payments earned or charged under the terms of the currency swap agreements are recorded as realized gain (loss) on currency swap agreements. The swap interest receivable or payable as of September 30, 2021, if any, is included as unrealized gains and losses on currency swap agreements on the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund. Unrealized appreciation (depreciation) on currency swap agreements, if any, are included in the Statements of Assets and Liabilities of the Multi-Manager Emerging Markets Debt Opportunity Fund, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations. No currency swap agreements were held during the six months ended September 30, 2021.

I) WHEN-ISSUED/DELAYED DELIVERY SECURITIES Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. At the time a Fund enters into this type of transaction, it is required to segregate collateral of cash or liquid assets having a fair value at least equal to the amount of the commitment. The Funds identify securities as segregated with a value that meets or exceeds the value of the commitments. When-issued securities at September 30, 2021, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.

On January 6, 2014, certain Funds entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds as of September 30, 2021.

J) MORTGAGE DOLLAR ROLLS Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.

For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.

K) TERM LOANS The High Yield Municipal, High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds may purchase assignments of, and participations in, term loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The Fund may also enter into lending arrangements involving unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value.

The High Yield Municipal Fund may purchase the securities of distressed companies, including companies engaged in restructurings or bankruptcy proceedings. Investments in distressed companies may include senior obligations of an issuer

NORTHERN FUNDS SEMIANNUAL REPORT    387    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

issued in connection with a restructuring under Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” or “DIP” financings). Debtor-in-possession financings generally allow the issuer to continue its operations while reorganizing. Such financings constitute senior liens on unencumbered collateral (i.e., collateral not subject to other creditors’ claims). There is risk that the issuer under a debtor-in-possession financing will not emerge from Chapter 11 and be forced to liquidate its assets under Chapter 7 of the U.S. Bankruptcy Code. In the event of liquidation, the Fund’s only recourse would be against the collateral securing the debtor-in-possession financing.

L) REPURCHASE AGREEMENTS The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund have entered into such repurchase agreements at September 30, 2021, as reflected in their accompanying Schedules of Investments.

Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market entered into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at September 30, 2021.

The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, Netting Arrangements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty. As of September 30, 2021, the Funds have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT

U.S. Government Money Market	BNY Mellon	$ 550,000	$ (550,000)	$–

	Citigroup	114,500	(114,500)	–

	Federal Reserve Bank of New York	5,875,000	(5,875,000)	–

	JPMorgan	150,000	(150,000)	–

	NatWest	1,250,000	(1,250,000)	–

	Nomura Securities	70,000	(70,000)	–

	Royal Bank of Canada	150,000	(150,000)	–

	Total	$8,159,500	$(8,159,500)	$–

U.S. Government Select Money Market	Bank of America	$ 315,000	$ (315,000)	$–

	Barclays Capital	555,000	(555,000)	–

	Citigroup	56,300	(56,300)	–

      FIXED INCOME AND MONEY MARKET FUNDS    388    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT

	Federal Reserve Bank of New York	$ 810,000	$ (810,000)	$–

	HSBC Securities	50,000	(50,000)	–

	Total	$1,786,300	$(1,786,300)	$–

Additional information about netting arrangements under the Netting Arrangements can be found in Note 10.

M) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.

N) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expenses are recognized on an accrual basis.

O) REDEMPTION FEES The High Yield Fixed Income, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2021, were as follows:

Amounts in thousands	REDEMPTION FEES

High Yield Fixed Income	–*

*	Amounts round to less than $1,000.

Redemption fees for the fiscal year ended March 31, 2021, were as follows:

Amounts in thousands	REDEMPTION FEES

High Yield Fixed Income	$32,000

Multi-Manager Emerging Markets Debt Opportunity	$6,000

Multi-Manager High Yield Opportunity	–*

*	Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods. There were no redemption fees for the six months ended September 30, 2021, for the Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds.

P) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Arizona Tax-Exempt	Daily	Monthly

Bond Index	Daily	Monthly

California Intermediate Tax-Exempt	Daily	Monthly

California Tax-Exempt	Daily	Monthly

Core Bond	Daily	Monthly

Fixed Income	Daily	Monthly

High Yield Fixed Income	Daily	Monthly

High Yield Municipal	Daily	Monthly

Intermediate Tax-Exempt	Daily	Monthly

NORTHERN FUNDS SEMIANNUAL REPORT    389    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

	DECLARATION FREQUENCY	PAYMENT FREQUENCY

Multi-Manager Emerging Markets Debt Opportunity	Quarterly	Quarterly

Multi-Manager High Yield Opportunity	Monthly	Monthly

Short Bond	Daily	Monthly

Short-Intermediate Tax-Exempt	Daily	Monthly

Short-Intermediate U.S. Government	Daily	Monthly

Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly

Tax-Exempt	Daily	Monthly

Ultra-Short Fixed Income	Daily	Monthly

U.S. Government	Daily	Monthly

U.S. Government Money Market	Daily	Monthly

U.S. Government Select Money Market	Daily	Monthly

U.S. Treasury Index	Daily	Monthly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, deferral of certain realized losses, expired capital loss carryforwards and paydowns. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.

At March 31, 2021, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Bond Index	$ 9,276	$(9,276)	$ –

Core Bond	1,081	(984)	(97)

Fixed Income	4,092	(4,092)	–

High Yield Fixed Income	6,014	(6,014)	–

Multi-Manager Emerging Markets Debt Opportunity	(4,408)	4,408	–

Multi-Manager High Yield Opportunity	206	(213)	7

Short Bond	466	(428)	(38)

Short-Intermediate Tax-Exempt	20	(20)	–

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Short-Intermediate U.S. Government	$77	$(77)	$–

Ultra-Short Fixed Income	381	(381)	–

U.S. Government	33	(33)	–

U.S. Government Money Market	403	(403)	–

U.S. Government Select Money Market	34	(34)	–

Q) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income, tax-exempt income and capital gains to its shareholders.

For the period from November 1, 2020 through March 31, 2021, the following Funds incurred net capital losses and/or late year ordinary losses for which each Fund intends to treat as having been incurred in the following fiscal year:

Amounts in thousands

Core Bond	$959

Fixed Income	648

Tax-Exempt	1,833

U.S. Government	736

During the fiscal year ended March 31, 2021, the Fixed Income, Short Bond, Short-Intermediate U.S. Government and U.S. Treasury Index Funds utilized approximately $5,602,000, $1,931,000, $284,000 and $486,000, respectively, in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Arizona Tax-Exempt	$ 1,241	$ –

California Intermediate Tax-Exempt	–	581

High Yield Fixed Income	138,040	438,090

High Yield Municipal	6,209	–

Multi-Manager Emerging Markets Debt Opportunity	–	8,925

Multi-Manager High Yield Opportunity	479	49,372

Short Bond	2,249	8,364

Short-Intermediate U.S. Government	2,536	1,318

     FIXED INCOME AND MONEY MARKET FUNDS    390    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

At March 31, 2021, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Arizona Tax-Exempt	$62	$–	$–	$5,590

Bond Index	–	1,235	7,320	82,200

California Intermediate Tax-Exempt	199	–	–	21,917

California Tax-Exempt	91	–	466	10,773

Core Bond	–	–	–	(2,014)

Fixed Income	–	181	–	2,703

High Yield Fixed Income	–	11,727	–	98,177

High Yield Municipal	447	1	–	23,836

Intermediate Tax-Exempt	810	2,264	3,308	98,086

Multi-Manager Emerging Markets Debt Opportunity	–	1,015	–	(9,344)

Multi-Manager High Yield Opportunity	–	633	–	(1,400)

Short Bond	–	–	–	4,659

Short-Intermediate Tax-Exempt	–	2,487	1,945	11,263

Short-Intermediate U.S. Government	–	5	–	(128)

Tax-Advantaged Ultra-Short Fixed Income	200	2,701	207	19,665

Tax-Exempt	486	7,193	–	49,843

Ultra-Short Fixed Income	–	3,229	3,330	13,972

U.S. Government	–	76	23	(411)

U.S. Government Money Market	–	396	–	–

U.S. Government Select Money Market	–	33	–	–

U.S. Treasury Index	–	26	708	744

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2021, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$3,451	$4	$–

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Bond Index	$–	$73,167	$30,647

California Intermediate Tax-Exempt	11,203	32	938

California Tax-Exempt	5,103	130	969

Core Bond	–	7,794	340

Fixed Income	–	25,535	–

High Yield Fixed Income	–	192,141	–

High Yield Municipal	19,440	36	–

Intermediate Tax-Exempt	56,719	15,544	4,842

Multi-Manager Emerging Markets Debt Opportunity	–	1,403	–

Multi-Manager High Yield Opportunity	–	12,426	–

Short Bond	–	7,226	–

Short-Intermediate Tax-Exempt	10,076	7,781	6,733

Short-Intermediate U.S. Government	–	99	–

Tax-Advantaged Ultra-Short Fixed Income	23,446	14,043	2,593

Tax-Exempt	39,127	2,788	5,325

Ultra-Short Fixed Income	–	34,578	2,534

U.S. Government	–	1,632	–

U.S. Government Money Market	–	13,555	–

U.S. Government Select Money Market	–	2,890	–

U.S. Treasury Index	–	1,641	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM

Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Arizona Tax-Exempt	$3,232	$ 121	$ –

Bond Index	–	89,033	2,541

California Intermediate Tax-Exempt	12,372	337	94

California Tax-Exempt	5,094	262	1,200

Core Bond	–	5,492	–

Fixed Income	–	24,458	–

High Yield Fixed Income	–	234,921	–

High Yield Municipal	19,706	286	–

Intermediate Tax-Exempt	63,369	13,844	642

Multi-Manager Emerging Markets Debt Opportunity	–	4,297	–

Multi-Manager High Yield Opportunity	–	20,934	–

NORTHERN FUNDS SEMIANNUAL REPORT    391    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	DISTRIBUTIONS FROM
	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Short Bond	$—	$9,601	$—

Short-Intermediate Tax-Exempt	15,358	4,657	665

Short-Intermediate U.S. Government	—	863	—

Tax-Advantaged Ultra-Short Fixed Income	42,812	19,399	80

Tax-Exempt	36,760	6,670	—

Ultra-Short Fixed Income	—	56,840	—

U.S. Government	—	543	—

U.S. Government Money Market	—	292,087	—

U.S. Government Select Money Market	—	54,461	—

U.S. Treasury Index	—	1,863	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of March 31, 2021, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

R) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2021.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2021.

4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 16, 2020, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

During the six months ended September 30, 2021, the following Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Multi-Manager High Yield Opportunity	$4,300	1.35%

No other Fund had any borrowings or incurred any interest expenses during the six months ended September 30, 2021. There were no outstanding loan amounts at September 30, 2021.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory services, administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. NTI has also contractually agreed to reimburse acquired fund fees and

FIXED INCOME AND MONEY MARKET FUNDS    392    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

expenses related to investments in non-money market mutual funds or exchange traded funds managed by NTI for the Short Bond Fund. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at September 30, 2021 were approximately $25,000 and $7,000 for the U.S. Government Money Market and U.S. Government Select Money Market Funds, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities.

At September 30, 2021, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Bond Index	0.13%	0.15%

U.S. Government Money Market	0.33%	0.35%

U.S. Government Select Money Market	0.33%	0.35%

U.S. Treasury Index	0.13%	0.15%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Arizona Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

California Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Core Bond	0.38%	0.369%	0.358%	0.40%

Fixed Income	0.43%	0.417%	0.404%	0.45%

High Yield Fixed Income	0.79%	0.766%	0.743%	0.78%

High Yield Municipal	0.77%	0.747%	0.725%	0.60%

Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Multi-Manager Emerging Markets Debt Opportunity	0.85%	0.825%	0.80%	0.93%

Multi-Manager High Yield Opportunity	0.83%	0.805%	0.781%	0.85%

Short Bond	0.38%	0.369%	0.358%	0.40%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION

Short-Intermediate Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Short-Intermediate U.S. Government	0.38%	0.369%	0.358%	0.40%

Tax-Advantaged Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

Tax-Exempt	0.43%	0.417%	0.404%	0.45%

Ultra-Short Fixed Income	0.23%	0.223%	0.216%	0.25%

U.S. Government	0.38%	0.369%	0.358%	0.40%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2022. The contractual reimbursement arrangements will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees for the Funds. From time to time, including to avoid a negative yield for the U.S. Government Money Market and U.S. Government Select Money Market Funds. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. During the six months ended September 30, 2021, NTI reimbursed additional expenses in order to avoid a negative yield for the U.S. Government Money Market and U.S. Government Select Money Market Funds. The amounts voluntarily reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at September 30, 2021 were approximately $793,000 and $169,000 for the U.S. Government Money Market and U.S. Government Select Money Market Funds, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement or waiver is paid monthly to the Funds by NTI.

In addition, during the six months ended September 30, 2021, NTI reimbursed certain additional expenses that may be excepted expenses.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.

NORTHERN FUNDS SEMIANNUAL REPORT    393    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds are managed by NTI and one or more investment sub-advisers unaffiliated with NTI (each a “Sub-Adviser” and together, the “Sub-Advisers”). In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any investment sub-advisers to the Funds (collectively, the Sub-Advisers) and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.

As of September 30, 2021, Ashmore Investment Management Limited and Global Evolution USA, LLC are the Sub-Advisers for the Multi-Manager Emerging Markets Debt Opportunity Fund.

As of September 30, 2021, DDJ Capital Management, LLC, Neuberger Berman Investment Advisers LLC and Nomura Corporate Research and Asset Management Inc. are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.

NTI is responsible for payment of sub-advisory fees to the Sub-Advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund except for U.S. Government Money Market and U.S. Select Government Money Market Funds which is computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2021, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25%. For the six months ended September 30, 2021, NTI reimbursed each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2021, the following Fund engaged in purchases and/or sales of securities from an affiliated entity:

FIXED INCOME AND MONEY MARKET FUNDS    394    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

Amount in thousands	PURCHASES	SALES

Multi-Manager Emerging Markets Debt Opportunity	$470	$—

During the six months ended September 30, 2021, the Fixed Income Fund, High Yield Fixed Income Fund, Multi-Manager Emerging Markets Debt Opportunity Fund and Multi-Manager High Yield Opportunity Fund received reimbursements from Northern Trust of approximately $1,000, $1,000, $4,000 and $1,000 in connection with errors. These reimbursements are included in Net investment income in the Statements of Operations and Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. These cash contributions represents less than $0.01 per share for each of the Funds.

During the fiscal year ended March 31, 2021, the Multi-Manager Emerging Markets Debt Opportunity Fund received reimbursements from Northern Trust of approximately $114,000 in connection with errors. These reimbursements are included in Net investment income and Net realized gains on investments in the Statements of Operations and Statements of Changes in Net Assets and in Net investment income and Net realized and unrealized gain in the Financial Highlights. These cash contributions represent less than $0.01 per share and had no effect on the Fund’s total return.

Certain uninvested cash balances of U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Funds’ Statements of Operations as Income from affiliates.

Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2021, the Multi-Manager Emerging Markets Debt Opportunity Fund paid Northern Trust approximately $1,000. This amount is included in Interest income on the Fund’s Statements of Operations.

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Arizona Tax-Exempt	$—	$22,254	$—	$29,012

Bond Index	669,488	62,706	767,688	126,484

California Intermediate Tax-Exempt	—	70,924	—	38,559

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

California Tax-Exempt	$—	$35,949	$—	$32,009

Core Bond	191,208	30,690	217,703	33,643

Fixed Income	525,231	144,408	550,816	126,453

High Yield Fixed Income	—	1,146,141	—	591,611

High Yield Municipal	—	240,184	—	64,228

Intermediate Tax-Exempt	—	1,190,726	—	1,277,485

Multi-Manager Emerging Markets Debt Opportunity	—	29,625	—	33,083

Multi-Manager High Yield Opportunity	—	67,163	—	72,101

Short Bond	14,044	146,963	50,613	64,224

Short-Intermediate Tax-Exempt	—	348,922	—	368,506

Short-Intermediate U.S. Government	62,281	—	62,273	—

Tax-Advantaged Ultra-Short Fixed Income	—	1,409,576	28,225	1,527,200

Tax-Exempt	—	776,145	—	930,217

Ultra-Short Fixed Income	23,789	1,224,140	4,224	1,157,811

U.S. Government	55,449	—	60,406	—

U.S. Treasury Index	16,111	—	22,485	—

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.

At September 30, 2021, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$5,836	$(787)	$5,049	$163,594
Bond Index	129,261	(24,075)	105,186	3,076,013

NORTHERN FUNDS SEMIANNUAL REPORT    395    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

California Intermediate Tax-Exempt	$21,739	$(1,377)	$20,362	$528,447

California Tax-Exempt	11,111	(657)	10,454	210,106

Core Bond	3,019	(1,876)	1,143	206,383

Fixed Income	21,058	(6,069)	14,989	791,169

High Yield Fixed Income	165,309	(57,360)	107,949	3,800,839

High Yield Municipal	34,626	(7,128)	27,498	751,918

Intermediate Tax-Exempt	99,981	(13,330)	86,651	2,989,357

Multi-Manager Emerging Markets Debt Opportunity	4,142	(14,373)	(10,231)	151,121

Multi-Manager High Yield Opportunity	7,943	(9,778)	(1,835)	174,733

Short Bond	4,755	(988)	3,767	480,820

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Short-Intermediate Tax-Exempt	$8,854	$(2,753)	$6,101	$910,679

Short-Intermediate U.S. Government	108	(255)	(147)	60,305

Tax-Advantaged Ultra-Short Fixed Income	14,668	(1,515)	13,153	4,405,800

Tax-Exempt	57,766	(11,462)	46,304	1,910,493

Ultra-Short Fixed Income	14,565	(1,864)	12,701	3,891,982

U.S. Government	84	(248)	(164)	42,985

U.S. Government Money Market	—	—	—	17,023,125

U.S. Government Select Money Market	—	—	—	3,676,644

U.S. Treasury Index	2,857	(1,069)	1,788	94,125

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares class for the six months ended September 30, 2021, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	1,548		$16,941		87	$ 953	(1,591)	$(17,427)	44	$467

Bond Index	18,933		206,236		593	6,466	(34,850)	(380,117)	(15,324)	(167,415)

California Intermediate Tax-Exempt	5,922		65,335		82	907	(4,440)	(48,964)	1,564	17,278

California Tax-Exempt	1,516		18,097		62	734	(1,182)	(14,072)	396	4,759

Core Bond	1,375		14,581		46	485	(5,915)	(62,170)	(4,494)	(47,104)

Fixed Income	4,433		47,082		214	2,279	(6,698)	(71,203)	(2,051)	(21,842)

High Yield Fixed Income	114,366		782,017		1,527	10,428	(34,797)	(237,790)	81,096	554,655

High Yield Municipal	23,164		212,520		116	1,063	(5,171)	(47,320)	18,109	166,263

Intermediate Tax-Exempt	18,649		203,639		178	1,945	(22,618)	(247,148)	(3,791)	(41,564)

Multi-Manager Emerging Markets Debt Opportunity	855		7,835		405	3,674	(1,146)	(10,597)	114	912

Multi-Manager High Yield Opportunity	2,476		23,629		147	1,393	(2,927)	(27,834)	(304)	(2,812)

Short Bond	5,630		107,422		53	1,019	(2,873)	(54,834)	2,810	53,607

Short-Intermediate Tax-Exempt	5,721		59,819		51	529	(8,198)	(85,697)	(2,426)	(25,349)

Short-Intermediate U.S. Government	922		9,267		1	9	(1,077)	(10,803)	(154)	(1,527)

Tax-Advantaged Ultra-Short Fixed Income	112,139		1,144,979		170	1,740	(164,085)	(1,675,549)	(51,776)	(528,830)

Tax-Exempt	12,423		137,650		200	2,218	(20,540)	(227,527)	(7,917)	(87,659)

Ultra-Short Fixed Income	93,237		962,357		554	5,720	(77,206)	(796,854)	16,585	171,223

U.S. Government	503		4,916		4	40	(1,560)	(15,267)	(1,053)	(10,311)

U.S. Government Money Market	32,627,703	*	32,627,703	*	71	71	(32,996,030)	(32,996,030)	(368,256)	(368,256)

FIXED INCOME AND MONEY MARKET FUNDS    396    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

U.S. Government Select Money Market	5,804,793	$5,804,793	850	$850	(6,035,623)	$(6,035,623)	(229,980)	$(229,980)

U.S. Treasury Index	795	18,028	29	666	(1,088)	(24,635)	(264)	(5,941)

*

Number includes assets of approximately $153,535,000 received in connection with fund reorganization. The number of shares issued by the Fund in exchange for such assets was approximately 153,489,000. For further information on the reorganization see Note 15.

Transactions in Shares class for the fiscal year ended March 31, 2021, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Arizona Tax-Exempt	4,674	$51,159	153	$1,666	(1,901)	$(20,667)	2,926	$32,158

Bond Index	98,630	1,105,705	3,735	41,729	(65,425)	(730,097)	36,940	417,337

California Intermediate Tax-Exempt	10,252	112,491	211	2,314	(7,637)	(83,298)	2,826	31,507

California Tax-Exempt	3,523	41,711	213	2,540	(1,845)	(21,825)	1,891	22,426

Core Bond	11,396	123,991	466	5,041	(6,200)	(66,983)	5,662	62,049

Fixed Income	22,711	242,001	838	8,999	(27,566)	(292,918)	(4,017)	(41,918)

High Yield Fixed Income	160,320	998,486	3,225	20,621	(238,172)	(1,494,121)	(74,627)	(475,014)

High Yield Municipal	25,762	223,988	247	2,137	(20,408)	(173,294)	5,601	52,831

Intermediate Tax-Exempt	64,440	701,449	1,867	20,443	(65,257)	(709,242)	1,050	12,650

Multi-Manager Emerging Markets Debt Opportunity	3,969	34,263	145	1,337	(5,254)	(47,386)	(1,140)	(11,786)

Multi-Manager High Yield Opportunity	8,450	72,243	389	3,454	(17,165)	(147,093)	(8,326)	(71,396)

Short Bond	7,368	140,429	124	2,357	(4,554)	(86,867)	2,938	55,919

Short-Intermediate Tax-Exempt	19,629	207,317	1,317	13,820	(18,037)	(189,500)	2,909	31,637

Short-Intermediate U.S. Government	3,475	35,048	3	26	(2,921)	(29,462)	557	5,612

Tax-Advantaged Ultra-Short Fixed Income	401,410	4,103,483	1,182	12,074	(295,311)	(3,018,461)	107,281	1,097,096

Tax-Exempt	61,337	673,302	1,024	11,314	(30,538)	(333,650)	31,823	350,966

Ultra-Short Fixed Income	285,775	2,952,047	1,980	20,448	(146,785)	(1,515,280)	140,970	1,457,215

U.S. Government	2,977	30,248	141	1,394	(1,496)	(15,098)	1,622	16,544

U.S. Government Money Market	73,747,179	73,747,179	1,462	1,462	(72,817,246)	(72,817,246)	931,395	931,395

U.S. Government Select Money Market	13,724,719	13,724,719	367	367	(13,416,295)	(13,416,295)	308,791	308,791

U.S. Treasury Index	2,178	51,508	69	1,625	(2,079)	(48,628)	168	4,505

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2021, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Arizona Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$8,422	$35,078	$37,355	$–	$–	$2	$6,145	6,144,548

Bond Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	80,397	276,422	265,263	–	–	5	91,556	91,556,093

NORTHERN FUNDS SEMIANNUAL REPORT    397    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

California Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$31,807	$88,053	$106,249	$–	$–	$5	$13,611	13,610,986

California Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,669	39,923	47,442	–	–	3	7,150	7,150,219

Core Bond	Northern Institutional Funds - U.S. Government Portfolio (Shares)	30,263	113,114	133,947	–	–	3	9,430	9,429,642

Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	36,173	284,290	294,840	–	–	8	25,623	25,622,804

High Yield Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	46,727	901,760	861,095	–	–	16	87,392	87,392,436

High Yield Municipal	Northern Institutional Funds - U.S. Government Portfolio (Shares)	45,175	154,886	155,452	–	–	11	44,609	44,609,280

Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	246,853	752,795	691,019	–	–	28	308,629	308,628,699

Multi-Manager Emerging Markets Debt Opportunity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	5,681	49,319	47,370	–	–	1	7,630	7,629,895

Multi-Manager High Yield Opportunity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,003	73,882	73,244	–	–	1	8,641	8,641,453

Short Bond	FlexShares® Disciplined Duration MBS Index Fund	4,824	–	–	(77)	–	54	4,747	202,000

	Northern Institutional Funds - U.S. Government Portfolio (Shares)	13,255	128,774	137,866	–	–	1	4,163	4,163,029

	Total	$18,079	$128,774	$137,866	$(77)	$–	$55	$8,910	4,365,029

Short-Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$81,465	$325,510	$306,173	$–	$–	$12	$100,802	100,802,086

Short-Intermediate U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	49	48,464	48,455	–	–	–	58	58,295

  FIXED INCOME AND MONEY MARKET FUNDS    398    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME		VALUE, END OF PERIOD	SHARES, END OF PERIOD

Tax-Advantaged Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$327,433	$1,633,692	$1,809,787	$–	$–	$30		$151,338	151,338,272

Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	147,184	608,701	549,624	–	–	13		206,261	206,260,608

Ultra-Short Fixed Income	Northern Institutional Funds - U.S. Government Portfolio (Shares)	131,487	1,190,418	1,163,866	–	–	17		158,039	158,038,841

U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,020	44,643	46,603	–	–	1		60	59,855

U.S. Treasury Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	839	18,969	19,041	–	–	–	*	767	767,280

*	Amount rounds to less than one thousand.

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2021:

		ASSETS			LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	$195		Unrealized depreciation on forward foreign currency exchange contracts	$(233)

	Interest rate contracts	Net Assets - Net unrealized appreciation	7	**	Net Assets - Net unrealized depreciation	(146	)**

	Interest rate contracts	Unrealized appreciation on bilateral interest rate swap agreements	9		Unrealized depreciation on bilateral interest rate swap agreements	–

**

Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

NORTHERN FUNDS SEMIANNUAL REPORT    399    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

As of September 30, 2021, gross amounts of assets and liabilities for forward foreign exchange contracts and swap agreements not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity	Barclays	$ 29	$ (29)	$ –	$ –

	BNP	55	(55)	–	–

	Citibank	16	(9)	–	7

	JPMorgan Chase	48	(48)	–	–

	Merrill Lynch	3	(3)	–	–

	Morgan Stanley	16	(16)	–	–

	Santander	26	(13)	–	13

	Standard Chartered Bank	11	(5)	–	6

	Total	$204	$(178)	$ –	$ 26

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT

Multi-Manager Emerging Markets Debt Opportunity	Barclays	$(29)	$ 29	$ –	$ –

	BNP	(76)	55	–	(21)

	Citibank	(9)	9	–	–

	JPMorgan Chase	(56)	48	8	–

	Merrill Lynch	(13)	3	10	–

	Morgan Stanley	(32)	16	–	(16)

	Santander	(13)	13	–	–

	Standard Chartered Bank	(5)	5	–	–

	Total	$(233)	$178	$18	$(37)

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2021:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	$(281)

	Interest rate contracts	Net realized gains (losses) on interest rate swap agreements	(4)

Short-Intermediate U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	(6)

U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	(8)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Multi-Manager Emerging Markets Debt Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$400

	Interest rate contracts	Net change in unrealized appreciation (depreciation) on interest rate swap agreements	(64)

      FIXED INCOME AND MONEY MARKET FUNDS    400    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Short-Intermediate U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ (6)

U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	29

Volume of derivative activity for the six months ended September 30, 2021*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS

	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Multi-Manager Emerging Markets Debt Opportunity	610	$176,797	–	$–	–	$ –

Short-Intermediate U.S. Government	–	–	–	–	2	399

U.S. Government	–	–	–	–	2	1,115

*	Activity for the period is measured by number of trades during the period and average notional amount for futures interest rate contracts.

**	Amounts in thousands.

11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 is September 8, 2022. Management is evaluating the impact of the adoption of Rule 2a-5 on the financial statements.

13. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated

NORTHERN FUNDS SEMIANNUAL REPORT    401    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

14. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

15. REORGANIZATION

At a meeting held on December 10, 2020, the Board of the Trust approved a Plan of Reorganization (the “Plan”) providing for the reorganization of Money Market Fund of Northern Funds (the “Acquired Fund”) into the U.S. Government Money Market Fund of Northern Funds (the “Acquiring Fund”). After considering the recommendation of NTI, the Board concluded that the reorganization would be in the best interests of each Fund and their shareholders and shareholders’ interests will not be diluted as a result of the reorganization. The reorganization was not effected on a tax-free basis for federal income tax purposes and is not expected to result in the recognition of capital gains or losses by shareholders of the Acquired Fund. At the time of the reorganization, each Fund offered and redeemed shares at $1.00 per share by valuing its portfolio investments at amortized cost. Pursuant to the Plan, all of the assets of the Acquired Fund were transferred to the Acquiring Fund, as shown in the table below, in exchange for shares of the Acquiring Fund of equal aggregate value and the Acquiring Fund’s assumption of all of the current and future liabilities of the Acquired Fund. Immediately following the reorganization, holders of shares of the Acquired Fund held shares of the Acquiring Fund having aggregate net asset value equal to the aggregate net asset value of the shares held in the Acquired Fund immediately prior to the reorganization. The reorganization was completed on April 9, 2021, following the approval of the reorganization by shareholders of the Money Market Fund.

	ACQUIRED FUND	ACQUIRING FUND

Amounts in thousands, except Exchange Ratio	MONEY MARKET U.S. GOVERNMENT MONEY MARKET

Exchange Ratio	1.000	N/A

Shares before the Reorganization	153,489	17,706,675

Net Assets before the Reorganization	153,535	17,707,020

Aggregated Net Assets immediately after the Reorganization	–	17,860,555

Assuming the reorganization had been completed on April 1, 2021, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the six months ended September 30, 2021 are as follows:

Amounts in thousands	NET INVESTMENT INCOME	NET REALIZED GAINS ON INVESTMENTS	NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS

U.S. Government Money Market	$606	$44	$650

      FIXED INCOME AND MONEY MARKET FUNDS    402    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

Because the combined investment funds have been managed as a single integrated fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s Statement of Operations since April 9, 2021.

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT    403    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on exchanges and redemptions; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2021 through September 30, 2021.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2021 - 9/30/2021 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 389), if any, in the High Yield Fixed Income, Multi-Manager Emerging Markets Debt Opportunity and Multi-Manager High Yield Opportunity Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 394), which may result in different expense ratios in the Financial Highlights.

Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ARIZONA TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.46%	$1,000.00	$1,007.40	$2.31

Hypothetical (5% return before expenses)	0.46%	$1,000.00	$1,022.76	$2.33

BOND INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021
Actual	0.15%	$1,000.00	$1,018.80	$0.76
Hypothetical (5% return before expenses)	0.15%	$1,000.00	$1,024.32	$0.76

CALIFORNIA INTERMEDIATE TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.45%	$1,000.00	$1,007.80	$2.26

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

CALIFORNIA TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.46%	$1,000.00	$1,010.40	$2.32

Hypothetical (5% return before expenses)	0.46%	$1,000.00	$1,022.76	$2.33

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2021 through September 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

   FIXED INCOME AND MONEY MARKET FUNDS    404    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

CORE BOND

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.41%	$1,000.00	$1,022.40	$2.08

Hypothetical (5% return before expenses)	0.41%	$1,000.00	$1,023.01	$2.08

FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.45%	$1,000.00	$1,028.40	$2.29

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

HIGH YIELD FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.78%	$1,000.00	$1,033.70	$3.98

Hypothetical (5% return before expenses)	0.78%	$1,000.00	$1,021.16	$3.95

HIGH YIELD MUNICIPAL

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.60%	$1,000.00	$1,031.30	$3.06

Hypothetical (5% return before expenses)	0.60%	$1,000.00	$1,022.06	$3.04

INTERMEDIATE TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.45%	$1,000.00	$1,007.60	$2.26

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

MULTI-MANAGER EMERGING MARKETS DEBT OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.94%	$1,000.00	$1,011.40	$4.74

Hypothetical (5% return before expenses)	0.94%	$1,000.00	$1,020.36	$4.76

MULTI-MANAGER HIGH YIELD OPPORTUNITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.86%	$1,000.00	$1,040.50	$4.40

Hypothetical (5% return before expenses)	0.86%	$1,000.00	$1,020.76	$4.36

SHORT BOND

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.40%	$1,000.00	$1,005.00	$2.01

Hypothetical (5% return before expenses)	0.40%	$1,000.00	$1,023.06	$2.03

SHORT-INTERMEDIATE TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.45%	$1,000.00	$1,002.30	$2.26

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

SHORT-INTERMEDIATE U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.42%	$1,000.00	$ 999.70	$2.11

Hypothetical (5% return before expenses)	0.42%	$1,000.00	$1,022.96	$2.13

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.25%	$1,000.00	$1,001.50	$1.25

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2021 through September 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT    405    FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FUND EXPENSES (continued)	SEPTEMBER 30, 2021 (UNAUDITED)

TAX-EXEMPT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.45%	$1,000.00	$1,011.10	$2.27

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

ULTRA-SHORT FIXED INCOME

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.25%	$1,000.00	$1,003.90	$1.26

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27

U.S. GOVERNMENT

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.43%	$1,000.00	$1,004.70	$2.16

Hypothetical (5% return before expenses)	0.43%	$1,000.00	$1,022.91	$2.18

U.S. GOVERNMENT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.07%	$1,000.00	$1,000.00	$0.35

Hypothetical (5% return before expenses)	0.07%	$1,000.00	$1,024.72	$0.36

U.S. GOVERNMENT SELECT MONEY MARKET

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.07%	$1,000.00	$1,002.40	$0.35

Hypothetical (5% return before expenses)	0.07%	$1,000.00	$1,024.72	$0.36

U.S. TREASURY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.16%	$1,000.00	$1,018.60	$0.81

Hypothetical (5% return before expenses)	0.16%	$1,000.00	$1,024.27	$0.81

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2021 through September 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

    FIXED INCOME AND MONEY MARKET FUNDS    406    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENT	SEPTEMBER 30, 2021 (UNAUDITED)

All Funds except Multi-Manager High Yield Opportunity and Multi-Manager Emerging Markets Debt Opportunity Funds

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, High Yield Municipal, Intermediate Tax-Exempt, Short Bond, Short-Intermediate Tax-Exempt, Short-Intermediate U.S. Government, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market, U.S. Government Select Money Market and U.S. Treasury Index Funds (each a “Fund” and collectively, the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the management agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2021 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at a Board meeting held on February 10-11, 2021 and a Board meeting held on April 8, 2021 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Funds’ Management Agreement. They discussed with counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Board meetings and at this meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The

Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern and its affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and actual management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer expense groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to its other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their service relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees also considered the Funds’ relationships to other mutual funds and exchange-traded funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

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FIXED INCOME AND MONEY MARKET FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the Funds’ regular reporting on stress testing with respect to the money market and fixed income Funds. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issue raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Funds’ and their shareholders, including to address additional regulatory and reporting requirements. The Trustees took into account that each of the U.S. Government Money Market and U.S. Government Select Money Market Funds had maintained a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that
Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. The Trustees also took into account the low interest rate environment in which the money market Funds had been and were operating and any actions taken by Northern with respect to the money market Funds to prevent negative yields this year and in past years. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Funds to the performance of other registered funds and to rankings issued by Broadridge for certain time periods. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks.

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three-and five-year periods ended January 31, 2021, with the exception of:

◾	the Bond Index Fund, Core Bond Fund, and U.S. Government Fund, which were each in the fifth quintile for the one-year period and the fourth quintile for the three- and five-year periods;

◾	the Arizona Tax-Exempt Fund, which was in the fourth quintile for the one-year period;

◾	the High Yield Municipal Fund and the Short-Intermediate Tax-Exempt Fund, which were each in the fourth quintile for the five-year period;

◾	the Tax-Advantaged Ultra-Short Fixed Income Fund, which was in the fourth quintile for the three-and five-year periods; and

◾	the U.S. Treasury Index Fund, which was in the fifth quintile for the one-and three-year periods and in the fourth quintile for the five-year period.

They also considered that the U.S. Government Money Market and U.S. Government Select Money Market Funds outperformed their respective benchmarks for the one-, three-and five-year periods ended January 31, 2021, and all of the other non-index Funds underperformed against their respective benchmarks for those time periods, except:

◾	the Short-Intermediate Tax-Exempt Fund, which outperformed its benchmark for the one- and three-year periods;

FIXED INCOME AND MONEY MARKET FUNDS    408    NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

◾	the Fixed Income Fund, which outperformed its benchmark for the one- and five-year periods; and

◾	the Ultra-Short Fixed Income Fund, Tax-Advantaged Ultra-Short Fixed Income Fund and Short Bond Fund, which outperformed their respective benchmarks for the one-, three-and five - year periods.

◾	The Trustees took into account the portfolio managers’ discussions for the reasons for tracking differences of the index Funds and considered that each of them was appropriately tracking its respective index.

They also considered that none of the Funds were in the least desirable less return, more expenses portion of the Broadridge three-year performance and expenses comparison, due to underperformance relative to its peer expense group for the three-year period.

The Trustees took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base that the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause certain fixed income Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted the quarterly in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that Northern was devoting appropriate resources to improving the Funds’ performance and monitoring any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. They also noted that Northern had waived expenses for each of the money market Funds in the past year to avoid negative yield. In addition, the Trustees considered actions taken by Northern in past years to reduce Fund expenses, such as other voluntary expense reimbursements , service provider and management fee reductions and reductions in the contractual expense limitations with respect to certain Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market

Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer expense group and expense universe. In comparing the Funds’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees noted:

◾	With respect to the fixed income Funds, contractual management fees were equal to or lower than the Funds’ respective peer expense group median contractual management fees and actual management fees were equal to or lower than the Funds’ respective peer expense group and peer universe median actual management fees, respectively, with the exception of the High Yield Fixed Income Fund, High Yield Municipal Fund and Intermediate Tax-Exempt Fund, whose contractual and actual management fees were higher than their respective peer expense group and expense universe median contractual and actual management fees, respectively; the Core Bond Fund, whose actual management fee was higher than its peer expense group median; the Bond Index Fund, whose contractual management fee was higher than its peer expense group median and actual management fee was higher than its peer expense universe median; the Fixed Income Fund and the Short Bond Fund, whose actual management fees were higher than their respective peer expense universe medians; and the Short-Intermediate Tax-Exempt Fund, whose contractual management fee was higher than its peer expense group median and actual management fee was higher than its peer expense universe median All of the fixed income Funds’ actual expenses, after reimbursement and fee waivers, were in the first or second quintile of their respective peer expense group and expense universe, with the exception of the Bond Index Fund, which was in the third quintile of its peer expense universe, High Yield Fixed Income Fund, which was in the third quintile of its peer expense group, and the High Yield Municipal Fund, which was in the third quintile of its peer expense group and expense universe.

◾	With respect to the U.S. Government Money Market and U.S. Government Select Money Market Funds, contractual management fees were higher than the Funds’ respective peer expense group median contractual management fees, and actual management fees were higher than the Funds’ respective peer expense group and peer expense universe median actual management fees, respectively. Each money market Fund’s actual expenses, after reimbursement and fee waivers, were in the second and third quintile of their respective peer expense group and expense universe, respectively.

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APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses and/or waived fees for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated funds in which the Funds invested in the prior year.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders.

They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees considered that the Fixed Income Funds (other than Bond Index Fund and U.S. Treasury Index Fund) had breakpoints, thus ensuring that as these Funds grew, shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that five fixed income Funds had the specified asset levels as of January 31, 2021, at which one or more breakpoints on their management fees were triggered. The Trustees agreed that breakpoints were not necessary with respect to the money market Funds at this time based on the level of management fees and contractual expense reimbursements. With respect to the money market Funds, the Trustees also considered the voluntary fee waivers and expense reimbursements made by Northern to the Funds to prevent negative yield this year and in past years. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Funds’ asset levels and other factors including those discussed above and that renewal of the Management Agreement should be approved.

Multi-Manager High Yield Opportunity and Multi-Manager Emerging Markets Debt Opportunity

The Board of the Trust oversees the management of the Trust, including review of the investment performance and expenses of the Multi-Manager High Yield Opportunity and Multi-Manager Emerging Markets Debt Opportunity Funds (each a “Multi-Manager Fund” and collectively, the Multi-Manager Funds”) at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue (i) the management agreement (the “Multi-Manager Management Agreement”) between the Trust, on behalf of the Multi-Manager

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Funds, and Northern; and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Multi-Manager Funds.

The Management and Sub-Advisory Agreements were re-approved with respect to the Multi-Manager Funds by the Board, including all of the Independent Trustees voting separately, at the Annual Contract Meeting.

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement and Northern and its affiliates, and information relating to the Sub-Advisory Agreements each Sub-Advisor and their affiliates. This information included written materials and verbal presentations at the February and April Board Meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

Management Agreement

In evaluating the Multi-Manager Management Agreement, the Trustees discussed with counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Board meetings and at this meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that their evaluation process with respect to Northern and the Multi-Manager Management Agreement was on-going throughout the year.

The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and credit research, stress testing, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (vii) information regarding purchases and redemptions of the Multi-Manager Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the shareholders in the Multi-Manager Funds. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Multi-Manager Funds by Northern and its affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Multi- Manager Management Agreement and the multi-manager exemptive order; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and actual management fees and total expenses (after expense reimbursements and fee waivers) of the Multi-Manager Funds in comparison to those borne by mutual fund peer expense groups and categories selected by Broadridge; (iv) the management fees charged to the Multi-Manager Funds compared to the management fees charged by Northern to its other comparable institutional accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their service relationships with the Multi-Manager Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Multi-Manager Funds with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Multi-Manager Management Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Multi-Manager Funds. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Multi-Manager Funds by Northern and its affiliates. These services include acting as the Multi-Manager Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Funds and the Trust. The Trustees understood that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

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APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

The Trustees considered, in evaluating whether to approve the Multi-Manager Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Funds. They considered that Northern provided overall general investment management services to the Multi-Manager Funds, including managing the day-to-day operations of the Multi-Manager Funds, and also had the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was also responsible for, among other things: (i) selecting each Multi-Manager Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) overseeing the sub-advisers’ compliance programs and compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Fund, in addition to providing the foregoing services.

In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. The Trustees also considered that at the time of the meeting, Northern supervised a significant number of sub-advisers. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, they noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They also took into account information regarding the effectiveness and resources of the compliance and due diligence teams.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to the fixed income Multi-Manager Funds’ regular reporting on stress testing. The Trustees also reviewed the compliance and administrative services provided to the Multi- Manager Funds by Northern and its affiliates, including its oversight of the Multi-Manager Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the CCO regarding the Multi-Manager Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Multi-Manager Funds, as well as Northern’s responses to any compliance or operational issue raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Multi-Manager Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Multi-Manager Funds and their shareholders, including to address additional regulatory and reporting requirements.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of investment approach with respect to the Multi-Manager Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to continue to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of each of the Multi-Manager Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Multi-Manager Funds that had been in existence for the applicable periods, the Trustees received information on the Multi-Manager Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Multi-Manager Funds to the performance of other registered funds and to rankings issued by Broadridge. The Multi-Manager Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile

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position and fifth is the least desirable. The Trustees also reviewed the Multi-Manager Funds’ investment performance relative to their performance benchmarks.

The Trustees noted that the Multi-Manager Emerging Markets Debt Opportunity Fund had performance in the fifth quintile for the one-, three- and five-year periods and the Multi-Manager High Yield Opportunity Fund had performance in the fourth quintile for the three-year period.

They also considered the performance of the Multi-Manager Funds against their respective benchmarks for the one-, three- and five-year periods ended January 31, 2021, including that the Multi-Manager High Yield Opportunity Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods, and Multi-Manager Emerging Markets Debt Opportunity Fund underperformed its benchmark for the one-, three- and five-year periods.

They took into account that the Multi-Manager Emerging Markets Debt Opportunity Fund and Multi-Manager High Yield Opportunity Fund appeared in the least desirable less return, more expenses portion of the Broadridge three-year performance and expense comparison, due to underperformance relative to its peer expense group for the three-year period.

The Trustees also took into account senior management’s and the portfolio managers’ discussion of the Multi-Manager Funds’ performance and explanations for differences in investment parameters of certain Multi-Manager Funds and their peers. They also considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees expected and believed also that Northern was appropriately monitoring underperforming sub-advisers and Multi-Manager Funds. They noted the in-depth performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Funds that were underperforming.

The Trustees concluded, based on the information received, that Northern was devoting appropriate resources to improving the Multi-Manager Funds’ performance and monitoring any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Multi-Manager Funds’ contractual and actual management (after expense reimbursements) fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also considered actions taken by Northern to reduce Fund expenses, such as service provider and management fee reductions on several of the Multi-Manager Funds over recent years. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into an Northern- affiliated money market Portfolio, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees that were received by Northern from the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Multi-Manager Funds under the Multi-Manager Management Agreement and the Multi-Manager Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Multi-Manager Funds against its respective Broadridge peer expense group and expense universe. In comparing the Multi-Manager Funds’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Multi-Manager Funds’ management fees include both advisory and administrative costs.

Among other data, the Trustees noted that for all of the Multi-Manager Funds the contractual management fees were higher than their respective Broadridge peer expense group median contractual management fees, and actual management fees were higher than their respective Broadridge peer expense group and expense universe median actual management fees, respectively. They also noted that the actual expenses after reimbursement for the Multi-Manager Emerging Markets Debt Opportunity Fund was in the third quintile of its peer expense group and expense universe, and the Multi-Manager High Yield Opportunity Fund was in the third quintile of its peer expense group and fourth quintile of its peer expense universe.

The Trustees received information describing the Multi-Manager Funds’ advisory fee structure and the amount retained by Northern after payment of the sub-advisory fees and the services provided by Northern under the Multi-Manager Management Agreement and in overseeing the sub-advisers. The Trustees also took into account that each of the Multi-Manager Funds utilized multiple sub-advisers.

They also reviewed information comparing the Multi-Manager Funds’ fee rates to the fee rates charged by Northern to other similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Multi-Manager Fund. For Multi-Manager Funds with applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Multi-Manager Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of

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APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Funds.

In addition, the Trustees considered the amount of assets in each Multi-Manager Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis and both before and after distribution and certain non-distribution costs. It was noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Multi-Manager Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Multi-Manager Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee for all of the Multi-Manager Funds have breakpoints, thus ensuring that as a Multi-Manager Fund’s assets grew, its shareholders would receive reduced fee rates. They took into account management’s discussion of the Multi-Manager Funds’ fee structure and considered Northern’s view that the Multi-Manager Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

The Trustees determined, on the basis of the foregoing, that the Multi-Manager Funds current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of some of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Funds and Northern’s other clients.

After deliberation, the Trustees concluded with respect to each of the Multi-Manager Funds that the management fee paid by each of the Funds was reasonable in light of the services provided by Northern, its costs and the Multi-Manager Funds’ asset levels, and other factors including those discussed above and that renewal of the Multi-Manager Management Agreement should be approved.

Sub-Advisory Agreements

The Trustees next considered the Sub-Advisory Agreements for the Multi-Manager Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs and each sub-adviser’s compliance policies and procedures (including their codes of ethics) and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Funds, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing sub-advisory agreements. The Trustees also reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.

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In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fund. The Trustees also placed emphasis on the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its advisory fees and fees paid to the sub-adviser by its other institutional accounts with similar strategies, if any. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Fund, they did not consider the sub-advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the sub-advisers out of its advisory fees. The Trustees considered that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to each Fund’s applicable performance benchmark. It was noted that each sub-adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that most of the sub-advisers’ performance records were generally satisfactory and where there had been sub-adviser underperformance in the past, Northern had acted quickly to make changes to improve Fund performance, including by replacing sub-advisers.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager Funds’ assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Funds primarily at the management fee level given that Northern pays the sub-advisers out of its own management fees.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Funds and soft dollar usage. The Trustees also considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/ or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided by each of them and that the sub-advisory agreements with respect to the Multi-Manager Funds should be reapproved for an additional one-year period.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Each of the Funds, except the U.S. Government Money Market and U.S. Government Select Money Market Funds, files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s web site at sec.gov.

The U.S. Government Money Market and U.S. Government Select Money Market Funds file detailed month-end portfolio holdings information on Form N-MFP with the U.S. Securities and Exchange Commission (“SEC”) each month and posts a complete schedule of portfolio holdings on its website (northerntrust.com/) as of the last business day of each month for the previous six months. The U.S. Government Money Market and U.S. Government Select Money Market Funds’ Forms N-MFP are available electronically on the SEC’s website (sec.gov).

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

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NORTHERN FUNDS EQUITY FUNDS

SEMI-ANNUAL REPORT

SEPTEMBER 30, 2021

NORTHERN FUNDS®

MANAGED BY NORTHERN TRUST

EQUITY FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES

6	STATEMENTS OF OPERATIONS

10	STATEMENTS OF CHANGES IN NET ASSETS

16	FINANCIAL HIGHLIGHTS

39	SCHEDULES OF INVESTMENTS

39	ACTIVE M EMERGING MARKETS EQUITY FUND (Ticker Symbol: NMMEX)

44	ACTIVE M INTERNATIONAL EQUITY FUND (Ticker Symbol: NMIEX)

52	EMERGING MARKETS EQUITY INDEX FUND (Ticker Symbol: NOEMX)

76	GLOBAL REAL ESTATE INDEX FUND (Ticker Symbol: NGREX)

87	GLOBAL SUSTAINABILITY INDEX FUND (Ticker Symbols: Class I: NSRIX, Class K: NSRKX)

99	GLOBAL TACTICAL ASSET ALLOCATION FUND (Ticker Symbol: BBALX)

101	INCOME EQUITY FUND (Ticker Symbol: NOIEX)

105	INTERNATIONAL EQUITY FUND (Ticker Symbol: NOIGX)

110	INTERNATIONAL EQUITY INDEX FUND (Ticker Symbol: NOINX)

124	LARGE CAP CORE FUND (Ticker Symbol: NOLCX)

129	LARGE CAP VALUE FUND (Ticker Symbol: NOLVX)

133	MID CAP INDEX FUND (Ticker Symbol: NOMIX)

140	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (Ticker Symbol: NMFIX)

143	MULTI-MANAGER GLOBAL REAL ESTATE FUND (Ticker Symbol: NMMGX)

146	NORTHERN ENGAGE360TM FUND (Ticker Symbol: NENGX)

154	SMALL CAP CORE FUND (Ticker Symbols: Class I: NSGRX, Class K: NSCKX)

177	SMALL CAP INDEX FUND (Ticker Symbol: NSIDX)

204	SMALL CAP VALUE FUND (Ticker Symbol: NOSGX)

214	STOCK INDEX FUND (Ticker Symbol: NOSIX)

223	U.S. QUALITY ESG FUND (Ticker Symbols: Class I: NUEIX, Class K: NUESK)

228	NOTES TO THE FINANCIAL STATEMENTS

252	FUND EXPENSES

255	APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS

264	FOR MORE INFORMATION

This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds summary prospectus or prospectus, which contains more complete information about a fund’s investment objectives, risks, fees and expenses. Investors are reminded to read a summary prospectus or prospectus carefully before investing or sending money.

Northern Funds are distributed by Northern Funds Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101, not affiliated with Northern Trust. NOT FDIC INSURED
May lose value / No bank guarantee

NORTHERN FUNDS SEMIANNUAL REPORT	1	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	ACTIVE M EMERGING MARKETS EQUITY FUND	ACTIVE M INTERNATIONAL EQUITY FUND	EMERGING MARKETS EQUITY INDEX FUND	GLOBAL REAL ESTATE INDEX FUND
ASSETS:
Investments, at value	$376,805	$677,987	$2,221,518	$1,465,585
Investments in affiliates, at value	18,442	12,176	45,594	14,387
Cash held at broker (restricted $4,069, $966, $818, $108, and $0, respectively)	—	—	4,641	966
Foreign currencies held at broker, at value (restricted $117, $486, $149 and $ 4,579, respectively)	—	—	—	227
Foreign currencies, at value	1,872	2,347	16,800	2,910
Dividend income receivable	805	1,385	3,518	4,982
Receivable for foreign tax reclaims	38	1,978	98	957
Receivable for securities sold	751	3,191	—	383
Receivable for variation margin on futures contracts	107	3	546	35
Receivable for fund shares sold	39	100	1,127	406
Receivable from investment adviser	12	7	17	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	118	48
Prepaid and other assets	306	15	20	11
Total Assets	399,177	699,189	2,293,997	1,490,897
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	12
Payable for securities purchased	2,444	2,542	1,537	128
Payable for variation margin on futures contracts	—	34	—	213
Payable for fund shares redeemed	165	1,251	1,224	1,051
Due to broker (Note 2)	—	—	20	—
Payable to affiliates:
Management fees	71	96	80	100
Custody fees	40	21	29	35
Shareholder servicing fees	27	1	261	29
Transfer agent fees	13	23	75	50
Accrued Trustee fees	2	2	8	6
Outstanding options written, at value (premiums received $(14))	—	—	—	—
Deferred foreign capital gains tax payable	1,537	—	13,211	384
Accrued other liabilities	144	43	115	50
Total Liabilities	4,443	4,013	16,560	2,058
Net Assets	$394,734	$695,176	$2,277,437	$1,488,839
ANALYSIS OF NET ASSETS:
Capital stock	$258,606	$479,790	$1,822,884	$1,227,228
Distributable earnings (loss)	136,128	215,386	454,553	261,611
Net Assets	$394,734	$695,176	$2,277,437	$1,488,839
Net Assets:
Shares	$394,734	$695,176	$2,277,437	$1,488,839
Class K	—	—	—	—
Class I	—	—	—	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	18,491	51,242	166,801	132,437
Class K	—	—	—	—
Class I	—	—	—	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$ 21.35	$ 13.57	$ 13.65	$11.24
Class K	—	—	—	—
Class I	—	—	—	—
Investments, at cost	$316,439	$512,871	$1,458,526	$981,564
Investments in affiliates, at cost	18,442	12,176	45,594	14,387
Foreign currencies held at broker, at cost	—	—	—	230
Foreign currencies, at cost	1,872	2,401	16,908	2,931

See Notes to the Financial Statements.

EQUITY FUNDS	2	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	GLOBAL TACTICAL ASSET ALLOCATION FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	INTERNATIONAL EQUITY INDEX FUND	LARGE CAP CORE FUND

$1,130,579	$18,175	$160,075	$108,191	$5,446,382	$283,016
28,338	102,643	1,178	351	20,028	1,685

818	—	—	108	498	—

1,923	—	—	149	5,358	—
3,590	—	—	1,046	15,159	—
1,407	—	191	389	13,728	141
836	—	—	540	13,946	—
1	—	—	—	6	—
16	—	—	4	133	—
89,106	—	109	55	1,775	316
—	3	4	3	—	5
15	—	—	—	198	—
18	12	4	4	13	4
1,256,647	120,833	161,561	110,840	5,517,224	285,167

64	—	—	—	586	—
14,509	—	—	—	1,693	—
194	—	16	12	175	23
85,772	13	9	—	731	92
—	—	—	—	—	—

35	5	26	9	167	21
71	—	—	15	26	9
114	2	13	1	2	3
38	4	5	4	184	9
3	4	4	9	16	16
—	—	5	—	—	—
—	—	—	—	—	—
45	18	31	44	94	27
100,845	46	109	94	3,674	200
$1,155,802	$120,787	$161,452	$110,746	$5,513,550	$284,967

$720,405	$101,752	$ 92,806	$138,658	$4,243,095	$153,483
435,397	19,035	68,646	(27,912)	1,270,455	131,484
$1,155,802	$120,787	$161,452	$110,746	$5,513,550	$284,967

—	120,787	161,452	110,746	5,513,550	284,967
681,028	—	—	—	—	—
474,774	—	—	—	—	—

—	8,534	10,202	11,034	380,083	10,386
33,752	—	—	—	—	—
23,540	—	—	—	—	—

—	14.15	15.83	10.04	14.51	27.44
20.18	—	—	—	—	—
20.17	—	—	—	—	—
$748,997	$ 18,048	$110,538	$ 95,336	$3,497,068	$180,608
28,103	86,594	1,178	351	20,028	1,685
1,970	—	—	152	5,470	—
3,612	—	—	1,055	15,280	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	3	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	LARGE CAP VALUE FUND	MID CAP INDEX FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND
ASSETS:
Investments, at value	$65,128	$2,456,282	$1,046,689	$193,535
Investments in affiliates, at value	319	27,896	26,666	9,027
Foreign currencies, at value	—	—	1,654	—
Dividend income receivable	51	2,778	1,157	626
Receivable for foreign tax reclaims	—	—	1,319	48
Receivable for securities sold	—	—	5,053	1,924
Receivable for variation margin on futures contracts	—	13	—	—
Receivable for fund shares sold	75	1,030	39	13
Receivable from investment adviser	3	16	—	3
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—
Prepaid and other assets	10	8	14	17
Total Assets	65,586	2,488,023	1,082,591	205,193
LIABILITIES:
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—
Payable for securities purchased	—	1,346	4,153	2,169
Payable for variation margin on futures contracts	5	578	122	—
Payable for fund shares redeemed	20	451	277	—
Payable to affiliates:
Management fees	6	54	162	30
Custody fees	2	4	12	14
Shareholder servicing fees	—	3	5	—
Transfer agent fees	2	83	37	7
Accrued Trustee fees	7	6	3	2
Accrued other liabilities	29	32	20	24
Total Liabilities	71	2,557	4,791	2,246
Net Assets	$65,515	$2,485,466	$1,077,800	$202,947
ANALYSIS OF NET ASSETS:
Capital stock	$53,484	$1,384,900	$ 938,448	$165,508
Distributable earnings (loss)	12,031	1,100,566	139,352	37,439
Net Assets	$65,515	$2,485,466	$1,077,800	$202,947
Net Assets:
Shares	$65,515	$2,485,466	$1,077,800	$202,947
Class K	—	—	—	—
Class I	—	—	—	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	3,053	102,838	82,349	16,184
Class K	—	—	—	—
Class I	—	—	—	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$ 21.46	$ 24.17	$ 13.09	$ 12.54
Class K	—	—	—	—
Class I	—	—	—	—
Investments, at cost	$58,341	$1,570,494	$ 955,877	$155,518
Investments in affiliates, at cost	319	27,896	26,666	9,027
Foreign currencies, at cost	—	—	1,662	—

(1)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See Notes to the Financial Statements.

EQUITY FUNDS	4	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

NORTHERN ENGAGE360TM FUND	SMALL CAP CORE FUND	SMALL CAP INDEX FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	U.S. QUALITY ESG FUND

$340,027	$518,603	$1,560,026	$2,598,705	$11,802,696	$413,935
10,555	19,679	11,541	41,982	70,388	2,965
3,755	—	—	—	—	—
580	406	1,164	3,350	7,257	221
357	—	—	—	—	—
481	903	14,978	—	—	—
7	—	1	—	2	—
—	142	1,469	787	3,838	316
4	5	9	63	56	4
91	—	—	—	—	—
22	24	32	31	44	25
355,879	539,762	1,589,220	2,644,918	11,884,281	417,466

91	—	—	—	—	—
761	428	137	—	—	—
57	201	298	485	1,026	31
—	84	117	4,915	1,154	900
41	42	35	418	160	26
13	6	—	6	5	1
—	58	12	435	12	—
12	18	52	86	396	13
1	4	7	12	27	—
18	57	21	79	80	50
994	898	679	6,436	2,860	1,021
$354,885	$538,864	$1,588,541	$2,638,482	$11,881,421	$416,445

$243,378	$254,978	$ 837,378	$1,469,048	$ 3,530,698	$321,192
111,507	283,886	751,163	1,169,434	8,350,723	95,253
$354,885	$538,864	$1,588,541	$2,638,482	$11,881,421	$416,445

354,885	—	1,588,541	2,638,482	11,881,421	—
—	293,195	—	—	—	415,874
—	245,669	—	—	—	571

25,034	—	92,445	113,444	246,530	—
—	8,872	—	—	—	23,665
—	7,442	—	—	—	32

14.18	—	17.18	23.26	48.19	—
—	33.05	—	—	—	17.57
—	33.01	—	—	—	17.57	(1)
$258,229	$308,448	$ 954,742	$1,821,330	$3,644,936	$341,267
10,555	19,679	11,541	41,982	66,600	2,965
3,794	—	—	—	—	—

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	5	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND	EMERGING MARKETS EQUITY INDEX FUND		GLOBAL REAL ESTATE INDEX FUND

INVESTMENT INCOME:

Dividend income	$4,593	(1)	$8,150 (1)	$35,590	(1)	$27,574 (1)

Non-cash dividend income	—		—	—		—

Dividend income from investments in affiliates	—		3	6		—

Interest income (Note 6)	45		11	10		7

Total Investment Income	4,638		8,164	35,606		27,581

EXPENSES:

Management fees	2,348		2,943	2,555		3,064

Custody fees	153		90	760		142

Transfer agent fees	84		138	468		295

Registration fees	12		11	15		13

Printing fees	9		7	15		12

Professional fees	21		21	33		27

Shareholder servicing fees (Shares)	67		8	236		74

Shareholder servicing fees (Class I)	—		—	—		—

Trustee fees	4		3	11		7

Other	58		32	68		26

Total Expenses	2,756		3,253	4,161		3,660

Less expenses reimbursed by investment adviser	(358)		(212)	(492)		—

Net Expenses	2,398		3,041	3,669		3,660

Net Investment Income	2,240		5,123	31,937		23,921

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	26,581	(2)	35,747	49,380	(2)	2,991 (4)

Investments in affiliates	—		—	—		—

Options written	—		—	—		—

Futures contracts	(364)		1,378	(510)		975

Foreign currency transactions	(259)		(75)	(500)		(21)

Forward foreign currency exchange contracts	—		—	(54)		(74)

Net changes in unrealized appreciation (depreciation) on:

Investments	(43,072	)(3)	(1,579)	(189,003	)(3)	70,206 (3)

Investments in affiliates	—		—	—		—

Options written	—		—	—		—

Futures contracts	(140)		(362)	(2,279)		(561)

Foreign currency translations	43		(22)	130		(31)

Forward foreign currency exchange contracts	—		—	168		93

Net Gains (Losses)	(17,211)		35,087	(142,668)		73,578

Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,971)		$40,210	$(110,731)		$97,499

(1)	Net of $616, $946, $4,188, $1,367, $575, $199 and $7,823, respectively, in foreign withholding taxes.

(2)	Net of foreign capital gains tax paid of $449 and $14, respectively.

(3)	Net change in unrealized of deferred foreign capital gains tax of $(609), $(6,823) and $(384), respectively.

(4)	Includes nonrecurring litigation proceeds of approximately $1,729,000.

See Notes to the Financial Statements.

EQUITY FUNDS	6	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX FUND	GLOBAL TACTICAL ASSET ALLOCATION FUND	INCOME EQUITY FUND	INTERNATIONAL EQUITY FUND	INTERNATIONAL EQUITY INDEX FUND	LARGE CAP CORE FUND

$9,666 (1)	$134	$1,878	$2,115 (1)	$80,202 (1)	$2,322

1,303	—	—	—	14,807	—

10	1,388	—	—	3	—

—	1	—	2	6	—

10,979	1,523	1,878	2,117	95,018	2,322

983	144	779	274	5,119	632

97	1	7	28	337	22

210	24	32	22	1,095	55

15	10	12	11	18	11

32	7	19	19	18	19

21	21	21	21	46	21

—	29	58	2	102	23

133	—	—	—	—	—

3	3	3	3	17	4

14	5	7	18	60	5

1,508	244	938	398	6,812	792

—	(83)	(111)	(95)	—	(140)

1,508	161	827	303	6,812	652

9,471	1,362	1,051	1,814	88,206	1,670

18,475	32	15,879	2,024	15,916	20,698

—	1,485	—	—	—	—

—	—	173	—	—	—

2,264	—	123	190	5,330	216

(21)	—	—	(34)	(58)	—

106	—	—	—	(508)	—

48,283	222	(5,852)	18	122,251	2,279

14	1,368	—	—	—	—

—	—	(14)	—	—	—

(734)	—	(57)	(73)	(1,428)	(107)

(41)	—	—	(5)	(246)	—

(38)	—	—	—	(32)	—

68,308	3,107	10,252	2,120	141,225	23,086

$77,779	$4,469	$11,303	$3,934	$229,431	$24,756

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	7	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	LARGE CAP VALUE FUND	MID CAP INDEX FUND	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND	MULTI-MANAGER GLOBAL REAL ESTATE FUND

INVESTMENT INCOME:

Dividend income	$745	$18,133	$24,774 (1)	$2,687	(1)

Non-cash dividend income	—	—	1,907	—

Dividend income from investments in affiliates	—	4	—	1

Interest income (Note 6)	—	2	11	1

Total Investment Income	745	18,139	26,692	2,689
EXPENSES:

Management fees	178	1,697	5,329	906

Custody fees	8	92	83	29

Transfer agent fees	13	502	229	39

Registration fees	10	17	11	10

Printing fees	19	12	9	9

Professional fees	21	33	22	21

Shareholder servicing fees (Shares)	15	94	31	1

Shareholder servicing fees (Class I)	—	—	—	—

Trustee fees	3	11	4	4

Other	6	17	8	13

Total Expenses	273	2,475	5,726	1,032

Less expenses reimbursed by investment adviser	(82)	(498)	—	(98)

Net Expenses	191	1,977	5,726	934

Net Investment Income	554	16,162	20,966	1,755

NET REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gains (losses) on:

Investments	6,088	101,295	41,395	6,862	(2)

Investments in affiliates	—	—	—	—

Futures contracts	75	796	1,331	—

Foreign currency transactions	—	—	(133)	(13)

Forward foreign currency exchange contracts	—	—	—	—

Net changes in unrealized appreciation (depreciation) on:

Investments	(3,326)	(71,712)	(25,325)	11,537

Investments in affiliates	—	—	—	—

Futures contracts	(26)	(668)	(540)	—

Foreign currency translations	—	—	(49)	2

Forward foreign currency exchange contracts	—	—	—	—

Net Gains (Losses)	2,811	29,711	16,679	18,388

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,365	$45,873	$37,645	$20,143

(1)	Net of $1,146, $74, and $282, respectively, in foreign withholding taxes.

(2)	Includes nonrecurring litigation proceeds of approximately $858,000.

See Notes to the Financial Statements.

EQUITY FUNDS	8	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)

NORTHERN ENGAGE360TM FUND	SMALL CAP CORE FUND	SMALL CAP INDEX FUND	SMALL CAP VALUE FUND	STOCK INDEX FUND	U.S. QUALITY ESG FUND

$3,873 (1)	$3,304	$8,668	$24,258	$ 82,792	$2,264

1,070	—	—	—	—	—

2	2	5	7	115	—

—	1	1	2	5	—

4,945	3,307	8,674	24,267	82,912	2,264

1,261	1,294	1,066	13,747	4,828	644

44	31	60	105	372	17

71	106	316	557	2,323	67

11	15	11	22	21	13

9	33	9	68	27	25

21	21	27	39	76	21

—	—	25	1,824	61	—

—	128	—	—	—	—

5	4	7	14	35	4

7	5	12	22	50	4

1,429	1,637	1,533	16,398	7,793	795

(130)	(154)	(290)	(1,902)	(1,692)	(115)

1,299	1,483	1,243	14,496	6,101	680

3,646	1,824	7,431	9,771	76,811	1,584

18,638	49,509	124,151	270,971	123,277	17,057

—	—	—	—	5	—

1,034	(312)	(178)	2,847	30,221	177

(84)	—	—	—	—	—

134	—	—	—	—	—

(7,570)	(43,484)	(137,381)	(303,422)	801,343	6,924

—	—	—	—	183	—

(382)	287	675	(1,872)	(7,356)	(89)

9	—	—	—	—	—

(131)	—	—	—	—	—

11,648	6,000	(12,733)	(31,476)	947,673	24,069

$15,294	$7,824	$(5,302)	$(21,705)	$1,024,484	$25,653

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	9	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	ACTIVE M EMERGING MARKETS EQUITY FUND		ACTIVE M INTERNATIONAL EQUITY FUND		EMERGING MARKETS EQUITY INDEX FUND

Amounts in thousands	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021
OPERATIONS:

Net investment income (Note 6)	$2,240	$2,833	$5,123	$5,639	$31,937	$35,383

Net realized gains (losses) (Note 6)	25,958	86,190	37,050	35,380	48,316	130,370

Net change in unrealized appreciation (depreciation)	(43,169)	92,625	(1,963)	234,068	(190,984)	699,253

Net Increase (Decrease) in Net Assets Resulting from Operations	(14,971)	181,648	40,210	275,087	(110,731)	865,006
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(29,104)	(50,970)	(28,162)	(144,908)	(24,611)	10,513

Net increase in net assets resulting from Class K transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(29,104)	(50,970)	(28,162)	(144,908)	(24,611)	10,513
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(30,239)	—	(5,234)	—	(56,778)

Total Distributions to Shares Shareholders	—	(30,239)	—	(5,234)	—	(56,778)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—

Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—

Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	(44,075)	100,439	12,048	124,945	(135,342)	818,741

NET ASSETS:

Beginning of period	438,809	338,370	683,128	558,183	2,412,779	1,594,038

End of period	$394,734	$438,809	$695,176	$683,128	$2,277,437	$2,412,779

(1)	On July 31, 2020, the balances of the Shares class for Global Sustainability Index Fund were transferred to either Class K or Class I, as appropriate, due to a class conversion. See Note 8.

See Notes to the Financial Statements.

EQUITY FUNDS	10	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2021

GLOBAL REAL ESTATE INDEX FUND		GLOBAL SUSTAINABILITY INDEX FUND			GLOBAL TACTICAL ASSET ALLOCATION FUND		INCOME EQUITY FUND

SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021		SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021

$23,921	$37,378	$9,471	$15,216		$1,362	$2,679	$1,051	$2,041

3,871	(104,275)	20,824	28,548		1,517	5,391	16,175	12,495

69,707	485,190	47,484	314,587		1,590	23,223	(5,923)	41,683

97,499	418,293	77,779	358,351		4,469	31,293	11,303	56,219

(19,451)	(731,592)	—	(856,563	)(1)	(3,633)	(4,183)	1,113	(11,159)

—	—	127,580	429,774		—	—	—	—

—	—	(38,188)	382,628		—	—	—	—

(19,451)	(731,592)	89,392	(44,161)		(3,633)	(4,183)	1,113	(11,159)

(21,382)	(34,956)	—	—		(776)	(7,567)	(872)	(10,714)

(21,382)	(34,956)	—	—		(776)	(7,567)	(872)	(10,714)

—	—	—	(7,680)		—	—	—	—

—	—	—	(7,680)		—	—	—	—

—	—	—	(7,719)		—	—	—	—

—	—	—	(7,719)		—	—	—	—

56,666	(348,255)	167,171	298,791		60	19,571	11,544	34,346

1,432,173	1,780,428	988,631	689,840		120,727	101,156	149,908	115,562

$1,488,839	$1,432,173	$1,155,802	$988,631		$120,787	$120,727	$161,452	$149,908

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	11	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	INTERNATIONAL EQUITY FUND		INTERNATIONAL EQUITY INDEX FUND		LARGE CAP CORE FUND

Amounts in thousands	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021
OPERATIONS:

Net investment income (Note 6)	$1,814	$2,748	$88,206	$105,725	$1,670	$3,288

Net realized gains (losses) (Note 6)	2,180	(12,140)	20,680	(71,364)	20,914	10,737

Net change in unrealized appreciation (depreciation)	(60)	46,176	120,545	1,630,534	2,172	80,672

Net Increase (Decrease) in Net Assets Resulting from Operations	3,934	36,784	229,431	1,664,895	24,756	94,697
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	780	(47,177)	(95,556)	(281,903)	(8,845)	14,501

Net increase in net assets resulting from Class K transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	780	(47,177)	(95,556)	(281,903)	(8,845)	14,501
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(5,764)	—	(103,477)	(1,489)	(3,348)

Total Distributions to Shares Shareholders	—	(5,764)	—	(103,477)	(1,489)	(3,348)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—

Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	—	—	—

Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	4,714	(16,157)	133,875	1,279,515	14,422	105,850

NET ASSETS:

Beginning of period	106,032	122,189	5,379,675	4,100,160	270,545	164,695

End of period	$110,746	$106,032	$5,513,550	$5,379,675	$284,967	$270,545

See Notes to the Financial Statements.

EQUITY FUNDS	12	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2021

LARGE CAP VALUE FUND		MID CAP INDEX FUND		MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		MULTI-MANAGER GLOBAL REAL ESTATE FUND

SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021

$554	$1,131	$16,162	$26,386	$20,966	$19,198	$1,755	$2,654

6,163	682	102,091	183,976	42,593	5,760	6,849	604

(3,352)	24,288	(72,380)	1,054,165	(25,914)	214,102	11,539	38,498

3,365	26,101	45,873	1,264,527	37,645	239,060	20,143	41,756

(1,671)	(7,211)	(84,134)	(334,614)	(109,064)	54,342	2,991	43,914

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

(1,671)	(7,211)	(84,134)	(334,614)	(109,064)	54,342	2,991	43,914

—	(855)	—	(106,696)	(18,375)	(22,028)	(1,379)	(3,046)

—	(855)	—	(106,696)	(18,375)	(22,028)	(1,379)	(3,046)

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

1,694	18,035	(38,261)	823,217	(89,794)	271,374	21,755	82,624

63,821	45,786	2,523,727	1,700,510	1,167,594	896,220	181,192	98,568

$65,515	$63,821	$2,485,466	$2,523,727	$1,077,800	$1,167,594	$202,947	$181,192

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	13	EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	NORTHERN ENGAGE360TM FUND		SMALL CAP CORE FUND			SMALL CAP INDEX FUND

Amounts in thousands	SEP 30, 2021	MAR 31, 2021	SEP 30, 2021	MAR 31, 2021		SEP 30, 2021	MAR 31, 2021
OPERATIONS:

Net investment income (Note 6)	$3,646	$3,623	$1,824	$2,703		$7,431	$11,603

Net realized gains (losses) (Note 6)	19,722	14,385	49,197	43,979		123,973	78,349

Net change in unrealized appreciation (depreciation)	(8,074)	123,214	(43,197)	213,822		(136,706)	717,378

Net Increase (Decrease) in Net Assets Resulting from Operations	15,294	141,222	7,824	260,504		(5,302)	807,330
CAPITAL SHARE TRANSACTIONS:

Net increase (decrease) in net assets resulting from Shares transactions	(60,908)	17,046	—	(430,293	)(2)	(13,052)	(37,120)

Net increase in net assets resulting from Class K transactions	—	—	1,349	205,564		—	—

Net increase (decrease) in net assets resulting from Class I transactions	—	—	(12,314)	185,357		—	—

Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(60,908)	17,046	(10,965)	(39,372)		(13,052)	(37,120)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:

Distributable earnings	—	(3,438)	—	—		—	(50,744)

Total Distributions to Shares Shareholders	—	(3,438)	—	—		—	(50,744)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:

Distributable earnings	—	—	—	(12,622)		—	—

Total Distributions to Class K Shareholders	—	—	—	(12,622)		—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:

Distributable earnings	—	—	—	(10,571)		—	—

Total Distributions to Class I Shareholders	—	—	—	(10,571)		—	—
Total Increase (Decrease) in Net Assets	(45,614)	154,830	(3,141)	197,939		(18,354)	719,466

NET ASSETS:

Beginning of period	400,499	245,669	542,005	344,066		1,606,895	887,429

End of period	$354,885	$400,499	$538,864	$542,005		$1,588,541	$1,606,895

*	Amount rounds to less than one thousand.

(2)	On July 31, 2020, the balances of the Shares class for Small Cap Core and U.S. Quality ESG Funds were transferred to either Class K or Class I, as appropriate, due to a class conversion. See Note 8.

(3)	See Note 6.

See Notes to the Financial Statements.

EQUITY FUNDS	14	NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED) OR THE FISCAL YEAR ENDED MARCH 31, 2021

SMALL CAP VALUE FUND		STOCK INDEX FUND			U.S. QUALITY ESG FUND

SEP 30, 2021	MAR 31, 2021	SEP 30, 2021		MAR 31, 2021	SEP 30, 2021	MAR 31, 2021

$9,771	$25,947	$76,811		$151,246	$1,584	$2,297

273,818	175,053	153,503		377,342	17,234	8,062

(305,294)	1,222,954	794,170		3,684,199	6,835	74,507

(21,705)	1,423,954	1,024,484		4,212,787	25,653	84,866

(314,074)	(474,603)	(293,616	)(3)	(512,680)	—	(137,880	)(2)

—	—	—		—	93,553	249,096

—	—	—		—	486	71

(314,074)	(474,603)	(293,616)		(512,680)	94,039	111,287

—	(51,990)	(74,878)		(407,898)	—	(473)

—	(51,990)	(74,878)		(407,898)	—	(473)

—	—	—		—	(1,533)	(3,167)

—	—	—		—	(1,533)	(3,167)

—	—	—		—	(1)	—	*

—	—	—		—	(1)	—	*
(335,779)	897,361	655,990		3,292,209	118,158	192,513

2,974,261	2,076,900	11,225,431		7,933,222	298,287	105,774

$2,638,482	$2,974,261	$11,881,421		$11,225,431	$416,445	$298,287

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	15	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$22.17	$14.61		$19.49		$22.55		$18.05		$15.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12 (1)	0.15	(2)	0.59		0.42		0.28		0.20

Net realized and unrealized gains (losses)	(0.94)	8.93	(3)	(3.84)		(3.30)		4.22		2.79

Total from Investment Operations	(0.82)	9.08		(3.25)		(2.88)		4.50		2.99

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—	(0.20)		(0.88)		(0.18)		—		(0.30)

From net realized gains	—	(1.32)		(0.75)		—		—		—

Total Distributions Paid	—	(1.52)		(1.63)		(0.18)		—		(0.30)

Net Asset Value, End of Period	$21.35	$22.17		$14.61		$19.49		$22.55		$18.05

Total Return(5)	(3.70)%	62.55%		(18.77)%		(12.71)%		24.93%		19.75%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$394,734	$438,809		$338,370		$816,363		$1,268,985		$962,121

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	1.10%	1.10	%(7)	1.10	%(7)	1.10	%(7)	1.10	%(7)	1.15	%(7)(8)

Expenses, before reimbursements and credits	1.27%	1.25%		1.26%		1.21%		1.21%		1.28	%(8)

Net investment income, net of reimbursements and credits	1.04%	0.72	%(7)	1.85	%(7)	1.61	%(7)	1.34	%(7)	1.13	%(7)(8)

Net investment income, before reimbursements and credits	0.87%	0.57%		1.69%		1.50%		1.23%		1.00	%(8)

Portfolio Turnover Rate	43.69%	134.29%		81.32%		80.98%		36.14%		59.52%

(1)	The Northern Trust Company reimbursed the Fund approximately $14,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)

The Northern Trust Company reimbursed the Fund approximately $41,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 62.53%. See Note 6.

(3)

The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $3,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $10,000, $17,000, $42,000 and $46,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019 and 2018, respectively, and approximately $36,000, which represents less than 0.005 percent of average net assets for the fiscal year ended March 31, 2017. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 1.10%. Prior to June 15, 2016, the expense limitation had been 1.35%.

See Notes to the Financial Statements.

EQUITY FUNDS	16	NORTHERN FUNDS SEMIANNUAL REPORT

ACTIVE M INTERNATIONAL EQUITY FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$12.81	$8.09		$10.38		$11.70		$9.95		$9.35

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11 (1)	0.13	(2)	0.21		0.22		0.17		0.16

Net realized and unrealized gains (losses)	0.65	4.69	(3)	(1.85)		(0.91)		1.74		0.60

Total from Investment Operations	0.76	4.82		(1.64)		(0.69)		1.91		0.76

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—	(0.10)		(0.26)		(0.29)		(0.16)		(0.16)

From net realized gains	—	—		(0.39)		(0.34)		—		—

Total Distributions Paid	—	(0.10)		(0.65)		(0.63)		(0.16)		(0.16)

Net Asset Value, End of Period	$13.57	$12.81		$8.09		$10.38		$11.70		$9.95

Total Return(5)	5.93%	59.61%		(17.49)%		(5.32)%		19.17%		8.27%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$695,176	$683,128		$558,183		$915,696		$1,390,844		$1,156,348

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	0.85%	0.85	%(7)	0.85	%(7)	0.84	%(7)	0.84	%(7)	0.92	%(7)(8)

Expenses, before reimbursements and credits	0.91%	0.92%		0.93%		0.94%		0.93%		1.01	%(8)

Net investment income, net of reimbursements and credits	1.43%	0.93	%(7)	1.86	%(7)	1.75	%(7)	1.49	%(7)	1.41	%(7)(8)

Net investment income, before reimbursements and credits	1.37%	0.86%		1.78%		1.65%		1.40%		1.32	%(8)

Portfolio Turnover Rate	15.18%	51.34%		39.52%		35.11%		65.70%		115.17%

(1)	The Northern Trust Company reimbursed the Fund approximately $11,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)

The Northern Trust Company reimbursed the Fund approximately $26,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 59.59%. See Note 6.

(3)

The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $6,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $17,000, $45,000, $66,000, $77,000 and $71,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.84%. Prior to June 15, 2016, the expense limitation had been 1.20%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	17	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

EMERGING MARKETS EQUITY INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$14.32	$9.25		$11.70		$13.10		$10.68		$9.28

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.19 (1)	0.20	(2)	0.37		0.30		0.24		0.20

Net realized and unrealized gains (losses)	(0.86)	5.20		(2.43)		(1.41)		2.40		1.38

Total from Investment Operations	(0.67)	5.40		(2.06)		(1.11)		2.64		1.58

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.33)		(0.39)		(0.29)		(0.22)		(0.18)

Total Distributions Paid	—	(0.33)		(0.39)		(0.29)		(0.22)		(0.18)

Net Asset Value, End of Period	$13.65	$14.32		$9.25		$11.70		$13.10		$10.68

Total Return(4)	(4.68)%	58.51%		(18.36)%		(8.20)%		24.84%		17.30%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,277,437	$2,412,779		$1,594,038		$2,790,805		$3,255,089		$2,296,815

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits	0.30%	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)	0.30	%(6)

Expenses, before reimbursements and credits	0.34%	0.34%		0.35%		0.35%		0.34%		0.35%

Net investment income, net of reimbursements and credits	2.62%	1.76	%(6)	3.07	%(6)	2.35	%(6)	2.00	%(6)	1.95	%(6)

Net investment income, before reimbursements and credits	2.58%	1.72%		3.02%		2.30%		1.96%		1.90%

Portfolio Turnover Rate	9.66%	74.68%		45.08%		54.69%		27.03%		30.14%

(1)	The Northern Trust Company reimbursed the Fund approximately $10,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)

The Northern Trust Company reimbursed the Fund approximately $151,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 58.44%. See Note 6.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $21,000, $26,000, $31,000, $34,000 and $32,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	18	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL REAL ESTATE INDEX FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$10.67		$8.22		$11.05		$10.35		$9.99		$10.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.17	(1)	0.04		0.34		0.34		0.33		0.25

Net realized and unrealized gains (losses)	0.56		2.64		(2.67)		0.72		0.38		0.02

Total from Investment Operations	0.73		2.68		(2.33)		1.06		0.71		0.27

LESS DISTRIBUTIONS PAID:

From net investment income(2)	(0.16)		(0.23)		(0.50)		(0.36)		(0.35)		(0.36)

Total Distributions Paid	(0.16)		(0.23)		(0.50)		(0.36)		(0.35)		(0.36)

Net Asset Value, End of Period	$11.24		$10.67		$8.22		$11.05		$10.35		$9.99

Total Return(3)	6.71	%(4)	33.25	%(5)	(22.11)%		10.55%		7.10%		2.81%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,488,839		$1,432,173		$1,780,428		$2,091,233		$1,881,555		$1,889,797

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	0.48%		0.48	%(7)	0.49	%(7)	0.50	%(7)	0.50	%(7)	0.50	%(7)

Expenses, before reimbursements and credits	0.48%		0.48%		0.49%		0.53%		0.53%		0.53%

Net investment income, net of reimbursements and credits	3.12%		2.55	%(7)	2.81	%(7)	3.17	%(7)	3.21	%(7)	2.52	%(7)

Net investment income, before reimbursements and credits	3.12%		2.55%		2.81%		3.14%		3.18%		2.49%

Portfolio Turnover Rate	3.25%		7.27%		6.91%		27.17%		9.53%		5.96%

(1)	The Northern Trust Company reimbursed the Fund approximately $7,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	During the six months ended September 30, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 6.58%.

(5)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.11%.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $8,000, $32,000, $16,000, $16,000 and $24,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	19	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL SUSTAINABILITY INDEX FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$18.67	$15.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16 (2)	0.19

Net realized and unrealized gains	1.35	3.27

Total from Investment Operations	1.51	3.46

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.29)

From net realized gains	—	—	(4)

Total Distributions Paid	—	(0.29)

Net Asset Value, End of Period	$20.18	$18.67

Total Return(5)	8.09%	22.44%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$681,028	$513,860

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	0.25%	0.25%

Expenses, before reimbursements and credits	0.25%	0.27	%(7)

Net investment income, net of reimbursements and credits	1.75%	1.62	%(8)

Net investment income, before reimbursements and credits	1.75%	1.60	%(7)(8)

Portfolio Turnover Rate	7.49%	29.04%

(1)	For the period from July 31, 2020 (commencement of class operations) through March 31, 2021.

(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)	Per share amounts were less than $0.01 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, which represent less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to March 31, 2021. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced operation of Class K shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	20	NORTHERN FUNDS SEMIANNUAL REPORT

GLOBAL SUSTAINABILITY INDEX FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$18.66	$15.50

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.21 (2)	0.19

Net realized and unrealized gains	1.30	3.26

Total from Investment Operations	1.51	3.45

LESS DISTRIBUTIONS PAID:

From net investment income(3)	—	(0.29)

From net realized gains	—	—	(4)

Total Distributions Paid	—	(0.29)

Net Asset Value, End of Period	$20.17	$18.66

Total Return(5)	8.09%	22.35%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$474,774	$474,771

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	0.30%	0.30%

Expenses, before reimbursements and credits	0.30%	0.31	%(7)

Net investment income, net of reimbursements and credits	1.70%	1.57	%(8)

Net investment income, before reimbursements and credits	1.70%	1.56	%(7)(8)

Portfolio Turnover Rate	7.49%	29.04%

(1)	For the period from July 31, 2020 (commencement of class operations) through March 31, 2021.

(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)	Per share amounts were less than $0.01 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, which represent less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to March 31, 2021. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced operation of Class I shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	21	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

GLOBAL TACTICAL ASSET ALLOCATION FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$13.74	$11.11		$12.69		$13.02		$12.41		$11.54

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16 (1)	0.31		0.36		0.38		0.33		0.32

Net realized and unrealized gains (losses)	0.34	3.18		(1.60)		(0.25)		0.72		0.90

Net increase from payment by affiliate on affiliate transactions	—	—		—		0.03	(2)	—		—

Total from Investment Operations	0.50	3.49		(1.24)		0.16		1.05		1.22

LESS DISTRIBUTIONS PAID:

From net investment income	(0.09)	(0.32)		(0.34)		(0.39)		(0.33)		(0.35	)(3)

From net realized gains	—	(0.54)		—		(0.10)		(0.11)		—

Total Distributions Paid	(0.09)	(0.86)		(0.34)		(0.49)		(0.44)		(0.35)

Net Asset Value, End of Period	$14.15	$13.74		$11.11		$12.69		$13.02		$12.41

Total Return(4)	3.64%	31.94%		(10.14)%		1.46	%(2)	8.55%		10.73%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$120,787	$120,727		$101,156		$91,468		$94,045		$84,298

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits(6)	0.26%	0.26	%(7)	0.26	%(7)	0.28	%(7)	0.27	%(7)	0.27	%(7)

Expenses, before reimbursements and credits(6)	0.39%	0.40%		0.40%		0.42%		0.44%		0.49%

Net investment income, net of reimbursements and credits	2.18%	2.32	%(7)	2.85	%(7)	2.99	%(7)	2.53	%(7)	2.67	%(7)

Net investment income, before reimbursements and credits	2.05%	2.18%		2.71%		2.85%		2.36%		2.45%

Portfolio Turnover Rate	16.18%	50.89%		48.38%		87.64%		25.39%		27.84%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	Northern Trust Investments, Inc. reimbursed the Fund approximately $209,000. Without this reimbursement the total return would have been 1.25%.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the fiscal year ended March 31, 2021, less than $2,000, which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2020 and 2019 and less than $1,000, which represents less than 0.01 percent of average net assets for the fiscal years ended March 31, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	22	NORTHERN FUNDS SEMIANNUAL REPORT

INCOME EQUITY FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$14.81	$10.42		$12.95		$13.96		$13.39		$12.22

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.10	0.20		0.26		0.28		0.27		0.27

Net realized and unrealized gains (losses)	1.00	5.28		(1.63)		0.56		1.36		1.29

Total from Investment Operations	1.10	5.48		(1.37)		0.84		1.63		1.56

LESS DISTRIBUTIONS PAID:

From net investment income	(0.08)	(0.25)		(0.26)		(0.28)		(0.27)		(0.27)

From net realized gains	—	(0.84)		(0.90)		(1.57)		(0.79)		(0.12)

Total Distributions Paid	(0.08)	(1.09)		(1.16)		(1.85)		(1.06)		(0.39)

Net Asset Value, End of Period	$15.83	$14.81		$10.42		$12.95		$13.96		$13.39

Total Return(1)	7.46%	53.57%		(12.44	)%(2)	7.66	%(3)	12.08%		12.94%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$161,452	$149,908		$115,562		$187,632		$217,214		$230,511

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits	1.01%	1.01	%(5)	1.02	%(5)	1.01	%(5)	1.01	%(5)	1.01	%(5)

Expenses, before reimbursements and credits	1.14%	1.18%		1.12%		1.12%		1.11%		1.15%

Net investment income, net of reimbursements and credits	1.28%	1.51	%(5)	1.89	%(5)	2.01	%(5)	1.88	%(5)	2.07	%(5)

Net investment income, before reimbursements and credits	1.15%	1.34%		1.79%		1.90%		1.78%		1.93%

Portfolio Turnover Rate	30.46%	27.94%		76.34%		40.94%		23.14%		32.17%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	During the fiscal year ended March 31, 2020, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been (12.98)%.

(3)	During the fiscal year ended March 31, 2019, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 7.16%.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $2,000, $3,000 and $5,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	23	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

INTERNATIONAL EQUITY FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$9.68	$7.14		$9.36		$10.16		$9.06		$8.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16 (1)	0.45		0.37		0.37		0.21		0.14

Net realized and unrealized gains (losses)	0.20	2.63		(2.23)		(0.94)		1.01		0.93

Total from Investment Operations	0.36	3.08		(1.86)		(0.57)		1.22		1.07

LESS DISTRIBUTIONS PAID:

From net investment income(2)	—	(0.54)		(0.36)		(0.23)		(0.12)		(0.13)

Total Distributions Paid	—	(0.54)		(0.36)		(0.23)		(0.12)		(0.13)

Net Asset Value, End of Period	$10.04	$9.68		$7.14		$9.36		$10.16		$9.06

Total Return(3)	3.72%	43.53%		(20.78)%		(5.36)%		13.50%		13.32%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$110,746	$106,032		$122,189		$203,688		$262,902		$154,784

Ratio to average net assets of:(4)

Expenses, net of reimbursements and credits	0.53%	0.52	%(5)	0.55	%(5)	0.51	%(5)	0.51	%(5)	0.93	%(5)(6)

Expenses, before reimbursements and credits	0.70%	0.75%		0.67%		0.69%		0.81%		1.23%

Net investment income, net of reimbursements and credits	3.19%	2.73	%(5)	3.14	%(5)	3.18	%(5)	2.53	%(5)	1.67	%(5)(6)

Net investment income, before reimbursements and credits	3.02%	2.50%		3.02%		3.00%		2.23%		1.37%

Portfolio Turnover Rate	11.66%	63.81%		33.97%		59.45%		101.53%		101.07%

(1)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(3)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.

(5)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $1,000, $1,000, $3,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)

Effective January 1, 2017, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.50%. Prior to January 1, 2017, the expense limitation had been 1.06%.

See Notes to the Financial Statements.

EQUITY FUNDS	24	NORTHERN FUNDS SEMIANNUAL REPORT

INTERNATIONAL EQUITY INDEX FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$13.92	$9.84		$11.86		$12.77		$11.39		$10.49

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.23 (1)	0.28		0.35	(2)	0.39		0.30		0.33

Net realized and unrealized gains (losses)	0.36	4.08		(1.98)		(0.93)		1.40	(3)	0.91

Total from Investment Operations	0.59	4.36		(1.63)		(0.54)		1.70		1.24

LESS DISTRIBUTIONS PAID:

From net investment income(4)	—	(0.28)		(0.39)		(0.37)		(0.32)		(0.34)

Total Distributions Paid	—	(0.28)		(0.39)		(0.37)		(0.32)		(0.34)

Net Asset Value, End of Period	$ 14.51	$ 13.92		$ 9.84		$ 11.86		$ 12.77		$ 11.39

Total Return(5)	4.24%	44.22%		(14.46)%		(3.89)%		14.88%		12.07%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$5,513,550	$5,379,675		$4,100,160		$5,333,685		$6,209,334		$4,401,667

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	0.24%	0.24	%(7)	0.25	%(7)	0.25%		0.25	%(7)	0.25	%(7)

Expenses, before reimbursements and credits	0.24%	0.24%		0.26%		0.30%		0.30%		0.30%

Net investment income, net of reimbursements and credits	3.10%	2.26	%(7)	2.85	%(7)	3.15	%(7)	2.58	%(7)	2.98	%(7)

Net investment income, before reimbursements and credits	3.10%	2.26%		2.84%		3.10%		2.53%		2.93%

Portfolio Turnover Rate	4.16%	21.26%		10.17%		26.95%		31.54%		28.03%

(1)	The Northern Trust Company reimbursed the Fund approximately $6,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)	The Northern Trust Company reimbursed the Fund approximately $69,000. The reimbursement represents less than $0.01 per share and had no effect on the Fund’s total return.

(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $137,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.

(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $12,000, $30,000, $36,000, $55,000 and $32,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	25	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

LARGE CAP CORE FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$25.24	$16.46		$19.36		$18.88		$16.98		$15.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.31		0.39		0.34		0.31		0.30

Net realized and unrealized gains (losses)	2.18	8.79		(2.44)		0.65		2.11		1.88

Total from Investment Operations	2.34	9.10		(2.05)		0.99		2.42		2.18

LESS DISTRIBUTIONS PAID:

From net investment income	(0.14)	(0.32)		(0.39)		(0.34)		(0.31)		(0.30)

From net realized gains	—	—		(0.46)		(0.17)		(0.21)		—

Total Distributions Paid	(0.14)	(0.32)		(0.85)		(0.51)		(0.52)		(0.30)

Net Asset Value, End of Period	$ 27.44	$ 25.24		$ 16.46		$ 19.36		$ 18.88		$ 16.98

Total Return(1)	9.28%	55.62%		(11.28)%		5.45%		14.34%		14.60%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$284,967	$270,545		$164,695		$245,220		$244,798		$127,255

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.45%	0.45	%(3)	0.46	%(3)	0.46	%(3)	0.46	%(3)	0.49	%(3)(4)

Expenses, before reimbursements and credits	0.55%	0.57%		0.56%		0.56%		0.58%		0.63%

Net investment income, net of reimbursements and credits	1.17%	1.47	%(3)	1.85	%(3)	1.76	%(3)	1.75	%(3)	1.85	%(3)(4)

Net investment income, before reimbursements and credits	1.07%	1.35%		1.75%		1.66%		1.63%		1.71%

Portfolio Turnover Rate	24.97%	38.54%		37.90%		45.92%		50.70%		66.77%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $1,000, $2,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to Financial Statements) to 0.45%. Prior to June 15, 2016, the expense limitation had been 0.60%.

See Notes to the Financial Statements.

EQUITY FUNDS	26	NORTHERN FUNDS SEMIANNUAL REPORT

LARGE CAP VALUE FUND	SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$20.39	$12.85		$16.42		$15.83		$15.22		$12.95

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.19	0.38		0.41		0.34		0.35		0.27

Net realized and unrealized gains (losses)	0.88	7.42		(3.62)		0.50		0.64		2.22

Total from Investment Operations	1.07	7.80		(3.21)		0.84		0.99		2.49

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.26)		(0.36)		(0.25)		(0.38)		(0.22)

Total Distributions Paid	—	(0.26)		(0.36)		(0.25)		(0.38)		(0.22)

Net Asset Value, End of Period	$21.46	$ 20.39		$ 12.85		$ 16.42		$ 15.83		$ 15.22

Total Return(1)	5.25%	61.02%		(20.16)%		5.52%		6.43%		19.29%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$65,515	$63,821		$45,786		$85,581		$89,814		$93,854

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.57%	0.57	%(3)	0.55	%(3)	0.59	%(3)	0.58	%(3)	0.63	%(3)(4)

Expenses, before reimbursements and credits	0.81%	0.89%		0.83%		0.83%		0.90%		1.12%

Net investment income, net of reimbursements and credits	1.65%	2.05	%(3)	2.04	%(3)	1.95	%(3)	2.08	%(3)	1.80	%(3)(4)

Net investment income, before reimbursements and credits	1.41%	1.73%		1.76%		1.71%		1.76%		1.31%

Portfolio Turnover Rate	44.71%	74.86%		80.40%		96.45%		110.59%		71.22%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000 and approximately $1,000, $2,000, $1,000 and $1,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)

Effective June 15, 2016, the investment adviser agreed to increase the expense reimbursements it provides to the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.55%. Prior to June 15, 2016, the expense limitation had been 0.85%.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	27	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

MID CAP INDEX FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017
Net Asset Value, Beginning of Period	$23.76	$13.59		$17.95		$19.17		$18.59		$16.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.16	0.26		0.28		0.27		0.26		0.23

Net realized and unrealized gains (losses)	0.25	10.91		(4.21)		(0.04)		1.76		3.12

Total from Investment Operations	0.41	11.17		(3.93)		0.23		2.02		3.35

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.26)		(0.27)		(0.28)		(0.24)		(0.24)

From net realized gains	—	(0.74)		(0.16)		(1.17)		(1.20)		(0.91)

Total Distributions Paid	—	(1.00)		(0.43)		(1.45)		(1.44)		(1.15)

Net Asset Value, End of Period	$ 24.17	$ 23.76		$ 13.59		$ 17.95		$ 19.17		$ 18.59

Total Return(1)	1.73%	83.26%		(22.61)%		2.38%		10.80%		20.71%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,485,466	$2,523,727		$1,700,510		$2,294,736		$2,320,034		$2,175,963

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.15%	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)

Expenses, before reimbursements and credits	0.19%	0.19%		0.18%		0.17%		0.18%		0.18%

Net investment income, net of reimbursements and credits	1.24%	1.25	%(3)	1.52	%(3)	1.39	%(3)	1.35	%(3)	1.35	%(3)

Net investment income, before reimbursements and credits	1.20%	1.21%		1.49%		1.37%		1.32%		1.32%

Portfolio Turnover Rate	8.21%	18.73%		18.15%		20.59%		16.02%		19.71%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $17,000, $72,000, $77,000, $44,000 and $87,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	28	NORTHERN FUNDS SEMIANNUAL REPORT

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND		SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$ 12.92	$ 10.48		$ 12.09		$ 12.83		$ 12.97		$ 11.76

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.25 (1)	0.21		0.31		0.36		0.38		0.28

Net realized and unrealized gains (losses)	0.14	2.47	(2)	(1.61)		0.08		0.51		1.22

Total from Investment Operations	0.39	2.68		(1.30)		0.44		0.89		1.50

LESS DISTRIBUTIONS PAID:

From net investment income(3)	(0.22)	(0.20)		(0.31)		(0.43)		(0.44)		(0.29)

From net realized gains	—	(0.04)		—		(0.75)		(0.59)		—

Total Distributions Paid	(0.22)	(0.24)		(0.31)		(1.18)		(1.03)		(0.29)

Net Asset Value, End of Period	$ 13.09	$ 12.92		$ 10.48		$ 12.09		$ 12.83		$ 12.97

Total Return(4)	2.94%	25.81%		(11.09)%		4.24%		6.62%		12.96%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,077,800	$1,167,594		$896,220		$1,009,594		$1,205,762		$1,248,307

Ratio to average net assets of:(5)

Expenses, net of reimbursements and credits	0.96%	0.96	%(6)	0.98	%(6)	1.00	%(6)	1.00	%(6)	1.00	%(6)

Expenses, before reimbursements and credits	0.96%	0.96%		0.98%		1.02%		1.02%		1.02%

Net investment income, net of reimbursements and credits	3.52%	1.78	%(6)	2.45	%(6)	2.81	%(6)	2.59	%(6)	2.24	%(6)

Net investment income, before reimbursements and credits	3.52%	1.78%		2.45%		2.79%		2.57%		2.22%

Portfolio Turnover Rate	16.04%	60.11%		80.41%		38.64%		44.40%		81.27%

(1)

The Northern Trust Company reimbursed the Fund approximately $12,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 2.93%. See Note 6.

(2)

The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $5,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $41,000, $77,000, $66,000, $97,000 and $52,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	29	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

MULTI-MANAGER GLOBAL
REAL ESTATE FUND					SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017
Net Asset Value, Beginning of Period	$11.37		$8.67		$11.12		$10.38		$10.63		$11.91

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.11	(1)	0.21		0.29		0.31		0.07		0.30

Net realized and unrealized gains (losses)	1.15		2.68	(2)	(2.28)		1.01		0.35		(0.04)

Total from Investment Operations	1.26		2.89		(1.99)		1.32		0.42		0.26

LESS DISTRIBUTIONS PAID:

From net investment income(3)	(0.09)		(0.19)		(0.46)		(0.46)		(0.57)		(0.48)

From net realized gains	—		—		—		(0.12)		(0.10)		(1.06)

Total Distributions Paid	(0.09)		(0.19)		(0.46)		(0.58)		(0.67)		(1.54)

Net Asset Value, End of Period	$12.54		$11.37		$8.67		$11.12		$10.38		$10.63

Total Return(4)	11.03	%(5)	33.59	%(6)	(18.86)%		13.28%		3.93%		2.72%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$202,947		$181,192		$98,568		$98,914		$76,973		$218,174

Ratio to average net assets of:(7)

Expenses, net of reimbursements and credits	0.92%		0.92	%(8)	0.94	%(8)	0.94	%(8)	0.92	%(8)	0.96	%(8)(9)

Expenses, before reimbursements and credits	1.01%		1.04%		1.10%		1.20%		1.09%		1.10	%(9)

Net investment income, net of reimbursements and credits	1.72%		1.73	%(8)	2.18	%(8)	2.47	%(8)	2.97	%(8)	1.79	%(8)(9)

Net investment income, before reimbursements and credits	1.63%		1.61%		2.02%		2.21%		2.80%		1.65	%(9)

Portfolio Turnover Rate	20.35%		81.36%		62.47%		66.43%		144.67%		167.04%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(2)

The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.

(4)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)

During the six months ended September 30, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 10.57%.

(6)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.09%.

(7)	Annualized for periods less than one year.

(8)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $5,000, $3,000, $8,000 and $16,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(9)

Effective June 15, 2016, the investment adviser reduced the management fee paid by the Fund and agreed to increase the expense reimbursement it provides the Fund by contractually limiting the Fund’s total expenses (other than certain excepted expenses noted in the Notes to the Financial Statements) to 0.91%. Prior to June 15, 2016, the expense limitation had been 1.10%.

See Notes to the Financial Statements.

EQUITY FUNDS	30	NORTHERN FUNDS SEMIANNUAL REPORT

NORTHERN ENGAGE360TM FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		PERIOD ENDED MAR 31, 2018(1)
Net Asset Value, Beginning of Period	$13.64	$8.78		$10.03		$10.17		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.15 (2)	0.12		0.15		0.09		0.05

Net realized and unrealized gains (losses)	0.39	4.86	(3)	(1.24)		(0.14)		0.13

Total from Investment Operations	0.54	4.98		(1.09)		(0.05)		0.18

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.12)		(0.16)		(0.09)		(0.01)

From net realized gains	—	—		—		—	(4)	—

Total Distributions Paid	—	(0.12)		(0.16)		(0.09)		(0.01)

Net Asset Value, End of Period	$14.18	$13.64		$8.78		$10.03		$10.17

Total Return(5)	3.96%	56.79%		(11.22)%		(0.36)%		1.80%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$354,885	$400,499		$245,669		$229,838		$98,123

Ratio to average net assets of:(6)

Expenses, net of reimbursements and credits	0.70%	0.70	%(7)	0.70	%(7)	0.70	%(7)	0.70	%(7)

Expenses, before reimbursements and credits	0.77%	0.77%		0.80%		0.88%		1.08%

Net investment income, net of reimbursements and credits	1.97%	1.08	%(7)	1.57	%(7)	1.60	%(7)	1.54	%(7)(8)

Net investment income, before reimbursements and credits	1.90%	1.01%		1.47%		1.42%		1.16	%(8)

Portfolio Turnover Rate	15.19%	41.71%		32.99%		48.63%		7.21%

(1)	Commenced investment operations on November 20, 2017.

(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)

The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(4)	Per share amounts from distributions paid from net realized gains were less than $0.01 per share.

(5)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $16,000, $11,000 and $2,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020 and 2019 and for the period from November 20, 2017 (commencement of operations) to March 31, 2018, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	As the Fund commenced investment operations on November 20, 2017, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	31	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP CORE FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)	PERIOD ENDED MARCH 31, 2021(1)
Net Asset Value, Beginning of Period	$32.58	$23.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.12	0.13

Net realized and unrealized gains	0.35	10.42

Total from Investment Operations	0.47	10.55

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.21)

From net realized gains	—	(1.22)

Total Distributions Paid	—	(1.43)

Net Asset Value, End of Period	$33.05	$32.58

Total Return(2)	1.44%	45.82%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$293,195	$287,618

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.49%	0.49	%(4)

Expenses, before reimbursements and credits	0.55%	0.57%

Net investment income, net of reimbursements and credits	0.71%	0.67	%(4)(5)

Net investment income, before reimbursements and credits	0.65%	0.59	%(5)

Portfolio Turnover Rate	13.73%	26.59%

(1)	For the period from July 31, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to March 31, 2021. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class K shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	32	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP CORE FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$32.56	$23.46

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.14	0.12

Net realized and unrealized gains	0.31	10.41

Total from Investment Operations	0.45	10.53

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.21)

From net realized gains	—	(1.22)

Total Distributions Paid	—	(1.43)

Net Asset Value, End of Period	$33.01	$32.56

Total Return(2)	1.38%	45.72%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$245,669	$254,387

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.59%	0.59	%(4)

Expenses, before reimbursements and credits	0.65%	0.67%

Net investment income, net of reimbursements and credits	0.61%	0.57	%(4)(5)

Net investment income, before reimbursements and credits	0.55%	0.49	%(5)

Portfolio Turnover Rate	13.73%	26.59%

(1)	For the period from July 31, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, which represents less than 0.01 percent of average net assets for the period July 31, 2020 (commencement of class operations) to March 31, 2021. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class I shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	33	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

SMALL CAP INDEX FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$17.24	$9.18		$12.34		$13.60		$12.97		$10.70

INCOME (LOSS) FROM

INVESTMENT OPERATIONS:

Net investment income	0.08	0.12		0.14		0.16		0.15		0.14

Net realized and unrealized gains (losses)	(0.14)	8.48		(3.07)		(0.11)		1.38		2.64

Total from Investment Operations	(0.06)	8.60		(2.93)		0.05		1.53		2.78

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.15)		(0.14)		(0.15)		(0.15)		(0.13)

From net realized gains	—	(0.39)		(0.09)		(1.16)		(0.75)		(0.38)

Total Distributions Paid	—	(0.54)		(0.23)		(1.31)		(0.90)		(0.51)

Net Asset Value, End of Period	$17.18	$17.24		$9.18		$12.34		$13.60		$12.97

Total Return(1)	(0.35)%	94.41%		(24.28)%		1.97%		11.68%		26.11%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$1,588,541	$1,606,895		$887,429		$1,167,092		$1,214,764		$1,183,557

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	0.15%	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)	0.15	%(3)

Expenses, before reimbursements and credits	0.19%	0.19%		0.19%		0.18%		0.18%		0.18%

Net investment income, net of reimbursements and credits	0.91%	0.93	%(3)	1.13	%(3)	1.13	%(3)	1.04	%(3)	1.16	%(3)

Net investment income, before reimbursements and credits	0.87%	0.89%		1.09%		1.10%		1.01%		1.13%

Portfolio Turnover Rate	16.90%	20.62%		18.36%		20.81%		13.03%		19.37%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $14,000, $32,000, $32,000, $25,000 and $28,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	34	NORTHERN FUNDS SEMIANNUAL REPORT

SMALL CAP VALUE FUND				SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)	FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017
Net Asset Value, Beginning of Period	$23.46	$13.49		$20.18		$22.71		$24.00		$19.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.09	0.20		0.22		0.21		0.20		0.19

Net realized and unrealized gains (losses)	(0.29)	10.15		(5.45)		(0.59)		0.79		4.55

Total from Investment Operations	(0.20)	10.35		(5.23)		(0.38)		0.99		4.74

LESS DISTRIBUTIONS PAID:

From net investment income	—	(0.22)		(0.23)		(0.16)		(0.21)		(0.22)

From net realized gains	—	(0.16)		(1.23)		(1.99)		(2.07)		(0.33)

Total Distributions Paid	—	(0.38)		(1.46)		(2.15)		(2.28)		(0.55)

Net Asset Value, End of Period	$23.26	$23.46		$13.49		$20.18		$22.71		$24.00

Total Return(1)	(0.85)%	77.32%		(28.43)%		(0.45)%		3.76%		23.82%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$2,638,482	$2,974,261		$2,076,900		$2,972,451		$3,538,528		$3,777,051

Ratio to average net assets of:(2)

Expenses, net of reimbursements and credits	1.00%	1.00	%(3)	1.00	%(3)	1.00	%(3)	1.00	%(3)	1.00	%(3)

Expenses, before reimbursements and credits	1.13%	1.13%		1.10%		1.12%		1.13%		1.22%

Net investment income, net of reimbursements and credits	0.68%	1.05	%(3)	1.09	%(3)	0.86	%(3)	0.82	%(3)	0.89%

Net investment income, before reimbursements and credits	0.55%	0.92%		0.99%		0.74%		0.69%		0.67%

Portfolio Turnover Rate	16.21%	27.79%		14.18%		16.02%		18.65%		11.48%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.

(3)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $59,000, $138,000, $110,000, $119,000 and $184,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	35	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

STOCK INDEX FUND					SHARES

Selected per share data	SIX MONTHS ENDED SEP 30, 2021 (UNAUDITED)		FISCAL YEAR ENDED MAR 31, 2021		FISCAL YEAR ENDED MAR 31, 2020		FISCAL YEAR ENDED MAR 31, 2019		FISCAL YEAR ENDED MAR 31, 2018		FISCAL YEAR ENDED MAR 31, 2017

Net Asset Value, Beginning of Period	$44.44		$29.61		$32.74		$31.35		$28.44		$24.94

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.31		0.61		0.65		0.61		0.58		0.53

Net realized and unrealized gains (losses)	3.74		15.87		(2.87)		2.18		3.35		3.68

Total from Investment Operations	4.05		16.48		(2.22)		2.79		3.93		4.21

LESS DISTRIBUTIONS PAID:

From net investment income	(0.30)		(0.61)		(0.65)		(0.61)		(0.57)		(0.52)

From net realized gains	—		(1.04)		(0.26)		(0.79)		(0.45)		(0.19)

Total Distributions Paid	(0.30)		(1.65)		(0.91)		(1.40)		(1.02)		(0.71)

Net Asset Value, End of Period	$48.19		$44.44		$29.61		$32.74		$31.35		$28.44

Total Return(1)	9.11	%(2)	56.22%		(7.10)%		9.38%		13.87%		17.06%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$11,881,421		$11,225,431		$7,933,222		$8,512,061		$7,787,749		$7,544,579

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.10%		0.10	%(4)	0.10	%(4)	0.10	%(4)	0.10	%(4)	0.10	%(4)

Expenses, before reimbursements and credits	0.13%		0.13%		0.12%		0.11%		0.12%		0.11%

Net investment income, net of reimbursements and credits	1.27%		1.54	%(4)	1.88	%(4)	1.89	%(4)	1.86	%(4)	1.98	%(4)

Net investment income, before reimbursements and credits	1.24%		1.51%		1.86%		1.88%		1.84%		1.97%

Portfolio Turnover Rate	1.31%		4.66%		5.15%		6.68%		6.76%		3.88%

(1)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	The Northern Trust Company reimbursed the Fund approximately $2,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return. See Note 6.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $85,000, $205,000, $185,000, $153,000 and $61,000, which represent less than 0.01 percent of average net assets for the fiscal years ended March 31, 2021, 2020, 2019, 2018 and 2017, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.

EQUITY FUNDS	36	NORTHERN FUNDS SEMIANNUAL REPORT

U.S. QUALITY ESG FUND	CLASS K

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$16.12	$13.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.07	0.10

Net realized and unrealized gains	1.45	3.21

Total from Investment Operations	1.52	3.31

LESS DISTRIBUTIONS PAID:

From net investment income	(0.07)	(0.11)

From net realized gains	—	(0.08)

Total Distributions Paid	(0.07)	(0.19)

Net Asset Value, End of Period	$17.57	$16.12

Total Return(2)	9.44%	25.59%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$415,874	$298,204

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits(4)	0.39%	0.39%

Expenses, before reimbursements and credits	0.46%	0.51%

Net investment income, net of reimbursements and credits(4)	0.90%	1.06	%(5)

Net investment income, before reimbursements and credits	0.83%	0.94	%(5)

Portfolio Turnover Rate	21.63%	28.66%

(1)	For the period from July 31, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)

The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000 and $3,000, which represent less than 0.01 percent of average net assets for the six months ended September 30, 2021 and for the period July 31, 2020 (commencement of class operations) to March 31, 2021, respectively. Absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	As the Fund commenced operation of Class K shares on July 31, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	37	EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. QUALITY ESG FUND	CLASS I

Selected per share data	SIX MONTHS ENDED SEPTEMBER 30, 2021 (UNAUDITED)	PERIOD ENDED MARCH 31, 2021(1)

Net Asset Value, Beginning of Period	$16.12	$13.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:

Net investment income	0.08	0.08

Net realized and unrealized gains	1.44	2.56

Total from Investment Operations	1.52	2.64

LESS DISTRIBUTIONS PAID:

From net investment income	(0.07)	(0.10)

From net realized gains	—	(0.08)

Total Distributions Paid	(0.07)	(0.18)

Net Asset Value, End of Period	$17.57	$16.12

Total Return(2)	9.43%	19.46%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, in thousands, end of period	$571	$83

Ratio to average net assets of:(3)

Expenses, net of reimbursements and credits	0.49%	0.49%

Expenses, before reimbursements and credits	0.56%	0.61%

Net investment income, net of reimbursements and credits	0.85%	0.91	%(4)

Net investment income, before reimbursements and credits	0.78%	0.79	%(4)

Portfolio Turnover Rate	21.63%	28.66%

(1)	For the period from August 24, 2020 (commencement of class operations) through March 31, 2021.

(2)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.

(4)	As the Fund commenced operation of Class I shares on August 24, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.

EQUITY FUNDS	38	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND	SEPTEMBER 30, 2021 (UNAUDITED

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 90.8% (1)

Argentina – 0.7%

MercadoLibre, Inc.*	1,572	$2,640

Australia – 0.1%

IDP Education Ltd.	8,411	207

Brazil – 4.9%

Ambev S.A. ADR	1,486,527	4,103

CSN Mineracao S.A.	1,010,700	1,182

Hapvida Participacoes e Investimentos S.A.	113,300	283

Hypera S.A.*	75,500	444

Localiza Rent a Car S.A.	43,700	440

Notre Dame Intermedica Participacoes S.A.	12,000	164

Pagseguro Digital Ltd., Class A*	21,656	1,120

Petroleo Brasileiro S.A. ADR	220,551	2,280

Suzano S.A.*	514,153	5,098

Vale S.A. ADR	173,991	2,427

WEG S.A.	252,300	1,830

		19,371

Canada – 0.3%

First Quantum Minerals Ltd.	60,500	1,120

China – 17.4%

Airtac International Group	15,400	482

Alibaba Group Holding Ltd.*	111,400	2,072

Alibaba Group Holding Ltd. ADR*	22,048	3,264

ANTA Sports Products Ltd.	95,000	1,780

Baidu, Inc. ADR*	3,340	513

Centre Testing International Group Co. Ltd., Class A	317,900	1,247

China International Capital Corp. Ltd., Class H	860,800	2,252

China Longyuan Power Group Corp. Ltd., Class H	846,000	2,067

China Merchants Bank Co. Ltd., Class H	218,000	1,730

Chinasoft International Ltd.*	908,000	1,587

Chongqing Brewery Co. Ltd., Class A*	29,700	596

Contemporary Amperex Technology Co. Ltd., Class A	49,700	4,045

Dongfeng Motor Group Co. Ltd., Class H	3,388,924	3,023

Ganfeng Lithium Co. Ltd., Class H	79,200	1,371

JD.com, Inc. ADR*	26,328	1,902

JD.com, Inc., Class A*	101,800	3,699

Li Ning Co. Ltd.	332,000	3,830

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 90.8% (1) continued

China – 17.4% continued

LONGi Green Energy Technology Co. Ltd., Class A	152,640	$1,939

Meituan, Class B*	58,000	1,811

NARI Technology Co. Ltd., Class A	179,000	993

NetEase, Inc.	146,700	2,520

NetEase, Inc. ADR	16,864	1,440

Shenzhen Inovance Technology Co. Ltd., Class A	135,700	1,323

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	29,000	1,726

Silergy Corp.	14,300	2,100

Tencent Holdings Ltd.	155,800	9,135

Want Want China Holdings Ltd.	3,284,969	2,481

Wuliangye Yibin Co. Ltd., Class A	14,000	476

WuXi AppTec Co. Ltd., Class H	76,900	1,795

Wuxi Biologics Cayman, Inc.*	160,500	2,594

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	111,000	1,184

Xtep International Holdings Ltd.	639,000	883

Yum China Holdings, Inc.	2,840	165

Zai Lab Ltd. ADR*	7,900	833

		68,858

Egypt – 0.8%

Commercial International Bank Egypt S.A.E.*	1,092,989	2,966

France – 0.7%

Hermes International	173	239

LVMH Moet Hennessy Louis Vuitton S.E.	731	523

Sartorius Stedim Biotech	1,601	894

Teleperformance	2,960	1,164

		2,820

Germany – 0.1%

BioNTech S.E. ADR*	1,240	339

Hong Kong – 1.7%

AIA Group Ltd.	259,400	2,987

Bosideng International Holdings Ltd.	1,062,000	750

Hong Kong Exchanges & Clearing Ltd.	12,100	734

SITC International Holdings Co. Ltd.	215,000	766

Techtronic Industries Co. Ltd.	81,000	1,588

		6,825

Hungary – 0.7%

OTP Bank Nyrt.*	47,756	2,800

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	39	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 90.8% (1) continued

India – 14.1%

Apollo Hospitals Enterprise Ltd.	8,896	$535

Asian Paints Ltd.	57,980	2,516

Axis Bank Ltd.*	224,174	2,309

Bajaj Finance Ltd.	30,100	3,090

Escorts Ltd.	82,645	1,635

Fortis Healthcare Ltd.*	72,824	256

HDFC Bank Ltd.	156,763	3,361

HDFC Bank Ltd. ADR	12,535	916

Hero MotoCorp Ltd.	115,857	4,389

Housing Development Finance Corp. Ltd.	118,788	4,347

ICICI Bank Ltd. ADR	157,358	2,969

Indian Energy Exchange Ltd.	72,390	624

Info Edge India Ltd.	1,931	167

Infosys Ltd.	8,601	191

Infosys Ltd. ADR	216,300	4,813

Maruti Suzuki India Ltd.	18,924	1,868

Mindtree Ltd.	27,008	1,521

Motherson Sumi Systems Ltd.	382,613	1,152

Reliance Industries Ltd.	153,704	5,198

Tata Consultancy Services Ltd.	233,987	11,848

Tata Motors Ltd. ADR*	45,800	1,027

UltraTech Cement Ltd.	10,224	1,018

		55,750

Indonesia – 1.5%

Astra International Tbk PT	9,323,608	3,562

Bank Central Asia Tbk PT	668,500	1,635

Bank Jago Tbk PT*	186,500	197

Vale Indonesia Tbk PT	1,246,500	394

		5,788

Japan – 0.1%

Tokyo Electron Ltd.	680	300

Malaysia – 0.0%

IHH Healthcare Bhd.	115,000	184

Mexico – 6.8%

Alfa S.A.B. de C.V., Class A	2,834,888	1,968

America Movil S.A.B. de C.V., Class L ADR	232,700	4,112

Cemex S.A.B. de C.V. ADR (Participation Certificate)*	127,113	911

Cemex S.A.B. de C.V., Series CPO*	2,557,900	1,848

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	39,020	728

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 90.8% (1) continued

Mexico – 6.8% continued

Grupo Financiero Banorte S.A.B. de C.V., Series O	558,600	$3,580

Grupo Mexico S.A.B. de C.V., Series B	1,052,097	4,184

Nemak S.A.B. de C.V.*	1,167,624	297

Wal-Mart de Mexico S.A.B. de C.V.	2,669,700	9,047

		26,675

Netherlands – 0.4%

ASML Holding N.V.	2,296	1,694

Peru – 1.3%

Cia de Minas Buenaventura S.A.A. ADR*	166,226	1,124

Credicorp Ltd.	37,791	4,192

		5,316

Poland – 0.4%

Dino Polska S.A.*	20,395	1,702

Russia – 2.2%

LUKOIL PJSC ADR	52,278	4,977

Sberbank of Russia PJSC ADR	184,713	3,432

Yandex N.V., Class A*	4,385	350

		8,759

Singapore – 0.8%

DBS Group Holdings Ltd.	27,600	613

Sea Ltd. ADR*	7,790	2,483

		3,096

South Africa – 5.1%

Anglo American Platinum Ltd.	26,526	2,296

AngloGold Ashanti Ltd.	33,623	535

Aspen Pharmacare Holdings Ltd.	144,921	2,606

Bid Corp. Ltd.*	120,728	2,596

Bidvest Group (The) Ltd.	340,239	4,398

Capitec Bank Holdings Ltd.	8,030	970

Clicks Group Ltd.	14,591	268

FirstRand Ltd.	146,669	622

Impala Platinum Holdings Ltd.	30,311	339

Naspers Ltd., Class N	5,736	945

Standard Bank Group Ltd.	266,718	2,533

Truworths International Ltd.	523,135	1,930

		20,038

South Korea – 14.6%

Amorepacific Corp.	19,431	2,897

Dentium Co. Ltd.	6,237	398

Hana Financial Group, Inc.	7,481	289

See Notes to the Financial Statements.

EQUITY FUNDS	40	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 90.8% (1) continued

South Korea – 14.6% continued

Hyundai Mobis Co. Ltd.	9,940	$2,095

Hyundai Motor Co.	65,595	10,930

KakaoBank Corp.*	19,754	1,141

Kia Corp.	50,189	3,391

LG Chem Ltd.	748	489

LG Household & Health Care Ltd.	704	791

NAVER Corp.	6,437	2,097

Orion Corp.	28,912	2,843

POSCO	23,905	6,644

Samsung Biologics Co. Ltd.*	3,827	2,801

Samsung Electronics Co. Ltd.	263,469	16,398

Shinhan Financial Group Co. Ltd.	93,054	3,125

SK Hynix, Inc.	7,927	683

SK IE Technology Co. Ltd.*	2,294	436

		57,448

Sweden – 0.3%

Atlas Copco AB, Class A	10,247	621

Epiroc AB, Class A	20,218	417

		1,038

Switzerland – 0.5%

Straumann Holding A.G. (Registered)	547	979

TE Connectivity Ltd.	7,070	970

		1,949

Taiwan – 9.1%

Delta Electronics, Inc.	51,000	459

Giant Manufacturing Co. Ltd.	22,000	249

Hon Hai Precision Industry Co. Ltd.	1,622,796	6,065

Makalot Industrial Co. Ltd.	193,000	1,693

MediaTek, Inc.	82,000	2,643

momo.com, Inc.	8,000	464

Nien Made Enterprise Co. Ltd.	76,000	1,074

Realtek Semiconductor Corp.	9,800	173

Taiwan Semiconductor Manufacturing Co. Ltd.	404,000	8,331

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	111,300	12,427

United Microelectronics Corp.	157,000	358

United Microelectronics Corp. ADR	58,800	672

Vanguard International Semiconductor Corp.	276,000	1,485

		36,093

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 90.8% (1) continued

Thailand – 0.9%

CP ALL PCL (Registered)	1,010,400	$1,896

PTT Exploration & Production PCL NVDR	419,700	1,451

		3,347

Turkey – 0.5%

Turkcell Iletisim Hizmetleri A.S.	1,090,714	1,880

United Arab Emirates – 0.7%

Emaar Properties PJSC	2,485,015	2,757

United Kingdom – 0.2%

Endava PLC ADR*	6,980	948

United States – 3.0%

Copa Holdings S.A., Class A*	36,202	2,946

Danaher Corp.	2,801	853

EPAM Systems, Inc.*	1,486	848

Estee Lauder (The) Cos., Inc., Class A	3,926	1,177

Microsoft Corp.	5,679	1,601

NVIDIA Corp.	3,180	659

Samsonite International S.A.*	365,400	783

Tenaris S.A. ADR	122,245	2,581

Visa, Inc., Class A	2,081	463

		11,911

Uruguay – 0.9%

Dlocal Ltd.*	20,341	1,110

Globant S.A.*	9,080	2,551

		3,661

Total Common Stocks

(Cost $299,138)		358,280

PARTICIPATION (EQUITY LINKED) NOTES – 0.8%

United Kingdom – 0.8%

Al Rajhi Bank, Issued by HSBC Bank PLC, Expires 9/12/22	88,908	2,906

Leejam Sports Co., Issued by HSBC Bank PLC, Expires 1/17/23	16,382	456

		3,362

Total Participation (Equity Linked) Notes

(Cost $2,710)		3,362

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	41	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M EMERGING MARKETS EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 2.2% (1)

Brazil – 1.5%

Banco Bradesco S.A. ADR*	665,050	$2,547

Itau Unibanco Holding S.A. ADR, 0.77%(2)	671,451	3,539

		6,086

Colombia – 0.3%

Bancolombia S.A. ADR, 0.7%(2)	28,033	970

South Korea – 0.4%

Samsung Electronics Co. Ltd., 2.16%(2)	29,432	1,723

Total Preferred Stocks

(Cost $8,251)		8,779

INVESTMENT COMPANIES – 5.8%

iShares Core S&P 500 ETF	10,200	4,394

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	18,442,202	18,442

Total Investment Companies

(Cost $22,792)		22,836

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.5%

U.S. Treasury Bill, 0.04%, 1/27/22(5) (6)	$1,990	$1,990

Total Short-Term Investments

(Cost $1,990)		1,990

Total Investments – 100.1%

(Cost $334,881)		395,247

Liabilities less Other Assets – (0.1%)		(513)

Net Assets – 100.0%		$394,734

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(4)	7-day current yield as of September 30, 2021 is disclosed.

(5)	Discount rate at the time of purchase.

(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S&P – Standard & Poor’s

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

MSCI Emerging Markets Index (United States Dollar)	223	$13,888	Long	12/21	$(168)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	42	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	29.7%

Korean Won	15.0

Hong Kong Dollar	13.2

Indian Rupee	11.7

Taiwan Dollar	6.5

Mexican Peso	5.5

South African Rand	5.1

All other currencies less than 5%	13.4

Total Investments	100.1

Liabilities less Other Assets	(0.1)

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$2,640	$—	$—	$2,640

Brazil	19,371	—	—	19,371

Canada	1,120	—	—	1,120

China	8,117	60,741	—	68,858

Germany	339	—	—	339

India	9,725	46,025	—	55,750

Mexico	26,675	—	—	26,675

Peru	5,316	—	—	5,316

Russia	350	8,409	—	8,759

Singapore	2,483	613	—	3,096

South Korea	1,141	56,307	—	57,448

Switzerland	970	979	—	1,949

Taiwan	13,099	22,994	—	36,093

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

United Kingdom	$948	$—	$—	$948

United States	11,128	783	—	11,911

Uruguay	3,661	—	—	3,661

All Other Countries(1)	—	54,346	—	54,346

Total Common Stocks	107,083	251,197	—	358,280

Participation (Equity Linked) Notes	3,362	—	—	3,362

Preferred Stocks:

South Korea	—	1,723	—	1,723

All Other Countries(1)	7,056	—	—	7,056

Total Preferred Stocks	7,056	1,723	—	8,779

Investment Companies	22,836	—	—	22,836

Short-Term Investments	—	1,990	—	1,990

Total Investments	$140,337	$254,910	$—	$395,247

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(168)	$—	$—	$(168)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	43	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1)

Argentina – 1.2%

MercadoLibre, Inc.*	4,662	$7,829

YPF S.A. ADR*	38,355	179

		8,008

Australia – 2.9%

Ansell Ltd.	16,222	398

Atlassian Corp. PLC, Class A*	12,805	5,012

Bank of Queensland Ltd.	68,439	457

Beach Energy Ltd.	430,221	461

Charter Hall Group	66,810	817

CSL Ltd.	42,398	8,941

CSR Ltd.	72,475	290

Elders Ltd.	55,005	485

JB Hi-Fi Ltd.	11,484	375

Mineral Resources Ltd.	21,594	689

OZ Minerals Ltd.	39,304	626

Pendal Group Ltd.	84,674	499

Seven Group Holdings Ltd.	23,923	352

Shopping Centres Australasia Property Group	165,154	321

Super Retail Group Ltd.	36,241	319

Technology One Ltd.	47,023	383

		20,425

Austria – 0.2%

Erste Group Bank A.G.	29,085	1,270

Belgium – 0.2%

Ageas S.A./N.V.	28,951	1,433

Brazil – 0.5%

Cia de Saneamento Basico do Estado de Sao Paulo*	148,022	1,046

Magazine Luiza S.A.*	879,300	2,319

		3,365

Canada – 5.3%

Air Canada*	139,100	2,540

ARC Resources Ltd.	151,702	1,422

ATS Automation Tooling Systems, Inc.*	17,678	561

Ballard Power Systems, Inc.*	8,962	126

Barrick Gold Corp.	71,460	1,290

Boardwalk Real Estate Investment Trust	11,147	416

BRP, Inc.	9,316	862

Cameco Corp.	34,936	759

Canadian Pacific Railway Ltd.	108,800	7,080

Canadian Western Bank	17,386	503

Canfor Corp.*	14,671	322

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

Canada – 5.3% continued

CI Financial Corp.	22,494	$457

Descartes Systems Group (The), Inc.*	5,477	446

Dundee Precious Metals, Inc.	67,212	404

Finning International, Inc.	25,202	622

Fortuna Silver Mines, Inc.*	43,764	172

Kinross Gold Corp.	125,474	673

Lululemon Athletica, Inc.*	16,302	6,597

Northland Power, Inc.	14,416	453

Parex Resources, Inc.	39,704	722

Shopify, Inc., Class A*	5,686	7,709

Stella-Jones, Inc.	9,428	318

TFI International, Inc.	10,638	1,088

Tilray, Inc., Class 2*	17,149	194

Tourmaline Oil Corp.	21,073	736

Tricon Residential, Inc.	49,088	655

		37,127

China – 3.0%

Alibaba Group Holding Ltd. ADR*	12,611	1,867

Beijing Capital International Airport Co. Ltd., Class H*	1,056,000	622

Dongfeng Motor Group Co. Ltd., Class H	1,626,355	1,451

Li Ning Co. Ltd.	387,000	4,464

Shenzhou International Group Holdings Ltd.	198,300	4,145

Tencent Holdings Ltd.	40,640	2,383

Wuxi Biologics Cayman, Inc.*	353,309	5,711

		20,643

Denmark – 1.4%

Drilling Co. of 1972 (The) A/S*	2,329	88

DSV A/S	35,323	8,433

Netcompany Group A/S	2,944	339

Pandora A/S	3,442	417

Royal Unibrew A/S	3,845	463

		9,740

Finland – 0.6%

Kemira OYJ	17,673	271

Metso Outotec OYJ	41,658	379

Nokia OYJ*	398,462	2,192

TietoEVRY OYJ	13,929	418

Valmet OYJ	21,595	781

		4,041

See Notes to the Financial Statements.

EQUITY FUNDS	44	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

France – 10.0%

Airbus S.E.*	16,272	$2,136

Alstom S.A.	54,487	2,067

Arkema S.A.	3,600	476

AXA S.A.	226,348	6,297

BNP Paribas S.A.	49,120	3,146

Cie de Saint-Gobain	46,592	3,138

Danone S.A.	34,358	2,345

Dassault Aviation S.A.	6,550	735

Dassault Systemes S.E.	30,605	1,605

Eiffage S.A.	7,442	751

Elis S.A.*	21,308	408

Engie S.A.	199,391	2,617

Faurecia S.E.	14,785	689

Kering S.A.	1,599	1,137

Klepierre S.A.*	27,471	612

Korian S.A.	12,278	428

La Francaise des Jeux S.A.E.M(2)	7,316	376

LVMH Moet Hennessy Louis Vuitton S.E.	11,333	8,104

Nexans S.A.	6,555	613

Nexity S.A.	11,439	545

Orange S.A.	139,592	1,512

Pernod Ricard S.A.	26,433	5,781

Publicis Groupe S.A.	7,982	538

Renault S.A.*	27,406	978

Rexel S.A.*	89,951	1,731

RTL Group S.A.	17,447	1,043

Sanofi	43,587	4,196

SCOR S.E.	27,890	799

Societe Generale S.A.	68,156	2,140

SOITEC*	3,036	659

Sopra Steria Group	2,788	517

TotalEnergies S.E.	180,737	8,661

Valeo	41,211	1,150

Vinci S.A.	16,431	1,702

		69,632

Germany – 5.5%

adidas A.G.	9,918	3,125

alstria office REIT-A.G.	25,573	465

Aurubis A.G.	5,005	379

BASF S.E.	45,411	3,460

Bayer A.G. (Registered)	24,101	1,315

Bechtle A.G.	8,598	590

Brenntag S.E.	4,309	402

Carl Zeiss Meditec A.G. (Bearer)	2,250	432

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

Germany – 5.5% continued

CECONOMY A.G.*	97,360	$421

Continental A.G.*	12,248	1,343

Covestro A.G.(2)	4,913	337

Daimler A.G. (Registered)	26,734	2,377

Dermapharm Holding S.E.	3,649	352

Deutsche Pfandbriefbank A.G.	42,030	478

DWS Group GmbH & Co. KGaA	9,306	392

Freenet A.G.	21,380	561

Fresenius S.E. & Co. KGaA	48,214	2,318

Gerresheimer A.G.	5,498	540

Infineon Technologies A.G.	8,454	348

LANXESS A.G.	5,891	401

METRO A.G.	20,118	262

ProSiebenSat.1 Media S.E.	32,150	592

Rheinmetall A.G.	5,566	546

RWE A.G.	88,605	3,132

SAP S.E.	47,945	6,495

Siemens A.G. (Registered)	15,109	2,484

Siemens Healthineers A.G.(2)	55,001	3,579

TAG Immobilien A.G.	22,330	654

United Internet A.G. (Registered)	9,530	371

Vitesco Technologies Group A.G.(3) *	1	—

		38,151

Hong Kong – 1.4%

AIA Group Ltd.	587,911	6,769

ASM Pacific Technology Ltd.	26,400	288

China High Precision Automation Group Ltd.(4) *	982,000	—

CK Asset Holdings Ltd.	239,199	1,375

Hysan Development Co. Ltd.	100,000	325

Pacific Basin Shipping Ltd.	857,000	397

Towngas China Co. Ltd.*	442,000	275

United Laboratories International Holdings (The) Ltd.	362,000	240

		9,669

India – 0.4%

HDFC Bank Ltd. ADR	41,547	3,037

Indonesia – 0.3%

Bank Mandiri Persero Tbk PT	5,157,170	2,192

Ireland – 5.9%

Accenture PLC, Class A	30,602	9,790

AerCap Holdings N.V.*	9,336	540

AIB Group PLC*	6,066	16

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	45	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

Ireland – 5.9% continued

AIB Group PLC (London Exchange)*	365,865	$990

Bank of Ireland Group PLC*	94,869	559

Bank of Ireland Group PLC (London Exchange)*	217,922	1,250

Dalata Hotel Group PLC*	74,260	349

Experian PLC	222,070	9,225

Glanbia PLC	21,813	359

ICON PLC*	46,746	12,249

Medtronic PLC	26,000	3,259

Ryanair Holdings PLC ADR*	21,314	2,346

		40,932

Israel – 0.3%

Inmode Ltd.*	8,306	1,324

Perion Network Ltd.*	17,993	312

Radware Ltd.*	9,932	335

		1,971

Italy – 3.7%

ACEA S.p.A.	21,904	468

Assicurazioni Generali S.p.A.	96,661	2,057

Banca Mediolanum S.p.A.	44,035	476

BPER Banca	272,212	609

Buzzi Unicem S.p.A.	18,624	425

De’ Longhi S.p.A.	8,519	306

Enel S.p.A.	467,212	3,587

Eni S.p.A.	209,113	2,784

Ferrari N.V.	27,096	5,672

Interpump Group S.p.A.	6,599	427

Reply S.p.A.	4,253	784

Saipem S.p.A.*	251,653	617

UniCredit S.p.A.	558,966	7,394

		25,606

Japan – 13.4%

Alfresa Holdings Corp.	45,380	680

Alps Alpine Co. Ltd.	57,260	622

ASKUL Corp.	20,800	303

BayCurrent Consulting, Inc.	2,700	1,356

Benesse Holdings, Inc.	3,905	88

Capcom Co. Ltd.	18,600	517

Chiyoda Corp.*	57,211	201

CKD Corp.	15,800	337

Daihen Corp.	8,600	379

Dai-ichi Life Holdings, Inc.	88,220	1,921

DeNA Co. Ltd.	45,341	842

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

Japan – 13.4% continued

Denka Co. Ltd.	13,100	$460

Eiken Chemical Co. Ltd.	19,600	369

Eisai Co. Ltd.	9,713	731

FANUC Corp.	15,500	3,393

Food & Life Cos Ltd.	11,400	526

Freee K.K.*	2,700	197

Fuji Corp.	21,600	553

Fuji Media Holdings, Inc.	30,568	324

Fuji Soft, Inc.	6,100	320

FULLCAST Holdings Co. Ltd.	14,300	291

Gree, Inc.	122,810	677

H.U. Group Holdings, Inc.	17,300	468

Hino Motors Ltd.	169,710	1,592

Honda Motor Co. Ltd.	118,806	3,664

Inpex Corp.	191,031	1,495

Internet Initiative Japan, Inc.	22,800	793

Invincible Investment Corp.	787	307

Isuzu Motors Ltd.	151,537	1,991

Izumi Co. Ltd.	7,600	254

Japan Airlines Co. Ltd.*	71,530	1,703

JGC Holdings Corp.	104,322	976

Kamigumi Co. Ltd.	33,930	714

Kanamoto Co. Ltd.	11,000	258

Kaneka Corp.	10,600	444

Kenedix Office Investment Corp.	54	371

Keyence Corp.	11,420	6,843

Kintetsu World Express, Inc.	17,200	438

Komeri Co. Ltd.	12,800	310

Kumagai Gumi Co. Ltd.	12,000	309

Lasertec Corp.	28,200	6,406

Maeda Corp.	37,800	305

Mitsubishi Estate Co. Ltd.	107,793	1,717

Mitsubishi Heavy Industries Ltd.	22,587	610

Mitsubishi Motors Corp.*	135,960	372

Mitsubishi UFJ Financial Group, Inc.	484,292	2,828

Morinaga Milk Industry Co. Ltd.	7,200	447

Murata Manufacturing Co. Ltd.	32,600	2,902

NEC Networks & System Integration Corp.	28,900	546

Nichirei Corp.	9,900	259

Nikon Corp.	91,676	1,023

Nippon Accommodations Fund, Inc.	72	404

Nippon Electric Glass Co. Ltd.	23,400	555

Nippon Television Holdings, Inc.	56,783	641

See Notes to the Financial Statements.

EQUITY FUNDS	46	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

Japan – 13.4% continued

Nissan Motor Co. Ltd.*	270,799	$1,358

Nomura Holdings, Inc.	129,332	636

North Pacific Bank Ltd.	114,400	261

Oisix ra daichi, Inc.*	8,300	368

Ono Pharmaceutical Co. Ltd.	63,080	1,439

Open House Co. Ltd.	14,500	849

Outsourcing, Inc.	17,700	320

Rengo Co. Ltd.	56,600	442

Resona Holdings, Inc.	487,854	1,942

Resorttrust, Inc.	18,900	372

Sankyu, Inc.	6,600	305

Sanwa Holdings Corp.	29,400	382

Sawai Group Holdings Co. Ltd.	8,300	386

Shimamura Co. Ltd.	14,950	1,404

Shinko Electric Industries Co. Ltd.	31,600	1,051

Ship Healthcare Holdings, Inc.	16,100	416

Sompo Holdings, Inc.	28,100	1,217

Starts Corp., Inc.	12,600	300

Subaru Corp.	20,600	383

Sumitomo Electric Industries Ltd.	72,970	973

Sumitomo Forestry Co. Ltd.	18,600	357

Sumitomo Heavy Industries Ltd.	27,560	714

Sumitomo Mitsui Financial Group, Inc.	122,215	4,276

Sumitomo Mitsui Trust Holdings, Inc.	53,480	1,832

T&D Holdings, Inc.	179,925	2,457

Taiheiyo Cement Corp.	34,610	720

Taiyo Yuden Co. Ltd.	10,200	600

Takeda Pharmaceutical Co. Ltd.	193,016	6,398

Takeuchi Manufacturing Co. Ltd.	15,100	349

THK Co. Ltd.	46,559	1,027

Tokyo Seimitsu Co. Ltd.	8,400	346

Tokyotokeiba Co. Ltd.	6,200	244

TOPPAN, Inc.	33,060	562

Toyo Tire Corp.	31,100	556

Valor Holdings Co. Ltd.	14,500	314

Zenkoku Hosho Co. Ltd.	10,400	507

Zeon Corp.	19,900	280

		93,375

Jordan – 0.0%

Hikma Pharmaceuticals PLC	10,385	342

Macau – 0.2%

Sands China Ltd.*	745,600	1,528

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

Malaysia – 0.1%

CIMB Group Holdings Bhd.	621,522	$708

Mexico – 0.4%

America Movil S.A.B. de C.V., Class L ADR	96,297	1,702

Grupo Financiero Banorte S.A.B. de C.V., Series O	102,118	654

Wal-Mart de Mexico S.A.B. de C.V.	188,623	639

		2,995

Netherlands – 5.2%

ABN AMRO Bank N.V. - C.V.A.*	123,610	1,779

Adyen N.V.(2) *	1,936	5,383

Akzo Nobel N.V.	18,404	2,004

ArcelorMittal S.A.	35,079	1,059

ASM International N.V.	2,900	1,132

ASML Holding N.V.	2,946	2,173

ASML Holding N.V. (Registered)	11,156	8,312

ASR Nederland N.V.	13,737	625

Euronext N.V.	5,781	652

Fugro N.V.*	32,409	338

ING Groep N.V.	278,738	4,046

PostNL N.V.	119,204	575

Royal Dutch Shell PLC, Class A	50,400	1,123

Royal Dutch Shell PLC, Class B	233,372	5,170

SBM Offshore N.V.	20,286	360

Signify N.V.	14,440	717

VEON Ltd. ADR*	304,713	634

		36,082

Norway – 0.3%

Norsk Hydro ASA	205,732	1,535

Sparebanken Vest	27,058	293

		1,828

Peru – 0.1%

Credicorp Ltd.	8,285	919

Russia – 0.5%

Gazprom PJSC ADR	197,637	1,946

LUKOIL PJSC ADR	5,241	499

Sberbank of Russia PJSC ADR	50,120	931

		3,376

Singapore – 0.1%

Frasers Logistics & Commercial Trust	433,000	483

South Africa – 0.4%

Gold Fields Ltd. ADR	79,958	649

Impala Platinum Holdings Ltd.	8,676	97

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	47	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

South Africa – 0.4% continued

MTN Group Ltd.*	119,161	$1,118

Old Mutual Ltd.	889,004	972

		2,836

South Korea – 2.7%

AfreecaTV Co. Ltd.	6,496	817

Cosmax, Inc.*	2,651	274

Coway Co. Ltd.	16,741	1,042

Hankook Tire & Technology Co. Ltd.	23,005	828

KB Financial Group, Inc.	50,320	2,340

KT Corp. ADR	145,005	1,975

LEENO Industrial, Inc.	2,093	311

LOTTE Fine Chemical Co. Ltd.	4,013	307

Maeil Dairies Co. Ltd.	4,027	244

Neowiz*	17,751	343

Osstem Implant Co. Ltd.	9,085	1,018

Partron Co. Ltd.	33,245	259

PharmaResearch Co. Ltd.	6,242	441

Samsung Electronics Co. Ltd.	62,649	3,899

Samsung Engineering Co. Ltd.*	24,547	520

SFA Engineering Corp.	8,896	277

Shinhan Financial Group Co. Ltd.	57,073	1,917

SK Hynix, Inc.	15,185	1,309

Soulbrain Co. Ltd.	1,856	427

WONIK IPS Co. Ltd.	6,889	231

		18,779

Spain – 3.2%

Acciona S.A.	3,350	556

Acerinox S.A.	29,728	379

Aena S.M.E. S.A.*	14,586	2,516

Amadeus IT Group S.A.*	153,916	10,111

Applus Services S.A.	33,674	318

Banco Bilbao Vizcaya Argentaria S.A.*	243,004	1,603

Bankinter S.A.	91,574	536

CaixaBank S.A.	1,473,760	4,570

Cia de Distribucion Integral Logista Holdings S.A.	19,123	402

Laboratorios Farmaceuticos Rovi S.A.	9,054	585

Merlin Properties Socimi S.A.*	41,744	428

Viscofan S.A.	4,355	285

		22,289

Sweden – 2.4%

Arjo AB, Class B	33,485	413

Atlas Copco AB, Class A	89,807	5,448

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

Sweden – 2.4% continued

Dometic Group AB	30,955	$465

Evolution AB	45,583	6,929

G5 Entertainment AB	6,790	309

Getinge AB, Class B	18,418	732

Kindred Group PLC SDR	43,928	660

Swedbank AB, Class A	67,084	1,357

Wihlborgs Fastigheter AB	17,434	347

		16,660

Switzerland – 8.2%

Adecco Group A.G. (Registered)	57,037	2,856

Alcon, Inc.	75,435	6,111

Bossard Holding A.G., Class A (Registered)	1,055	329

Bucher Industries A.G. (Registered)	1,230	584

Cie Financiere Richemont S.A., Class A (Registered)	19,506	2,011

Coca-Cola HBC A.G. - CDI*	9,151	294

Credit Suisse Group A.G. (Registered)	208,969	2,072

Forbo Holding A.G. (Registered)	200	394

Holcim Ltd.*	52,775	2,539

Julius Baer Group Ltd.	18,703	1,237

Logitech International S.A. (Registered)	8,810	780

Lonza Group A.G. (Registered)	8,119	6,083

Medmix A.G.*	2,717	128

Nestle S.A. (Registered)	51,401	6,185

Novartis A.G. (Registered)	49,636	4,072

PSP Swiss Property A.G. (Registered)	4,639	558

Roche Holding A.G. (Genusschein)	9,052	3,303

Sika A.G. (Registered)	20,299	6,420

Sulzer A.G. (Registered)	2,717	257

Swissquote Group Holding S.A. (Registered)	1,809	331

Tecan Group A.G. (Registered)	1,357	766

Temenos A.G. (Registered)	15,056	2,045

UBS Group A.G. (Registered)	225,887	3,610

Vontobel Holding A.G. (Registered)	7,835	662

Wizz Air Holdings PLC*	6,798	453

Zur Rose Group A.G.*	596	237

Zurich Insurance Group A.G.	6,364	2,595

		56,912

Taiwan – 1.6%

Catcher Technology Co. Ltd.	194,181	1,161

Hon Hai Precision Industry Co. Ltd.	353,764	1,322

See Notes to the Financial Statements.

EQUITY FUNDS	48	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

Taiwan – 1.6% continued

Shin Kong Financial Holding Co. Ltd.	1,914,064	$634

Taiwan Semiconductor Manufacturing Co. Ltd. ADR	73,874	8,248

		11,365

Thailand – 0.3%

Kasikornbank PCL (Registered)	68,301	268

Kasikornbank PCL NVDR	400,071	1,570

		1,838

Turkey – 0.2%

Turk Telekomunikasyon A.S.	727,047	611

Turkcell Iletisim Hizmetleri A.S.	434,584	749

		1,360

United Kingdom – 9.5%

888 Holdings PLC	81,921	473

Anglo American PLC	57,557	1,985

AstraZeneca PLC	25,823	3,109

Atlantica Sustainable Infrastructure PLC	9,532	329

Babcock International Group PLC*	173,665	862

BAE Systems PLC	309,821	2,342

Barclays PLC	720,781	1,838

BP PLC	1,763,216	7,987

British American Tobacco PLC	64,739	2,259

British Land (The) Co. PLC	141,412	934

BT Group PLC*	678,111	1,456

Bunzl PLC	32,440	1,072

Cairn Energy PLC	159,524	398

Centrica PLC*	934,424	713

Close Brothers Group PLC	21,506	444

Compass Group PLC*	87,702	1,794

Computacenter PLC	20,020	723

Cranswick PLC	8,288	396

CVS Group PLC*	6,174	199

Electrocomponents PLC	27,253	392

Endeavour Mining PLC	36,205	815

Future PLC	21,590	1,059

IG Group Holdings PLC	32,489	351

IMI PLC	30,327	676

Inchcape PLC	26,056	283

Intermediate Capital Group PLC	13,920	383

J Sainsbury PLC	428,284	1,640

Kingfisher PLC	216,546	980

Land Securities Group PLC	97,829	911

LondonMetric Property PLC	105,955	341

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.6% (1) continued

United Kingdom – 9.5% continued

Marks & Spencer Group PLC*	426,402	$1,042

Micro Focus International PLC	62,899	346

OSB Group PLC	74,817	503

Pets at Home Group PLC	76,296	491

Prudential PLC	116,953	2,270

Redrow PLC	63,964	570

RELX PLC	35,434	1,021

RELX PLC	18,994	548

Rolls-Royce Holdings PLC*	3,462,884	6,515

Royal Mail PLC	81,031	459

Safestore Holdings PLC	41,651	586

Sage Group (The) PLC	276,217	2,636

Serco Group PLC	232,746	418

Spirent Communications PLC	88,972	333

Standard Chartered PLC	286,724	1,680

Synthomer PLC	62,967	418

Tate & Lyle PLC	37,580	350

Travis Perkins PLC	18,165	372

Tritax Big Box REIT PLC	103,447	296

Unilever PLC	80,005	4,325

UNITE Group (The) PLC	19,987	291

Vistry Group PLC	30,889	506

WPP PLC	191,719	2,576

		65,696

United States – 5.0%

Aon PLC, Class A	31,033	8,868

EPAM Systems, Inc.*	9,682	5,523

Jackson Financial, Inc., Class A*	3,748	97

Mettler-Toledo International, Inc.*	4,124	5,680

Nexteer Automotive Group Ltd.	281,000	287

Ovintiv, Inc.	37,525	1,233

Reliance Worldwide Corp. Ltd.	100,920	370

ResMed, Inc.	31,017	8,175

STERIS PLC	22,856	4,669

		34,902

Total Common Stocks

(Cost $506,472)		671,515

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	49	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

ACTIVE M INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 0.2% (1)

Germany – 0.2%

Volkswagen A.G., 2.54%(5)	6,718	$1,505

Total Preferred Stocks

(Cost $1,425)		1,505

INVESTMENT COMPANIES – 1.8%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(6) (7)	12,176,181	12,176

Vanguard FTSE Developed Markets ETF	10,059	508

Total Investment Companies

(Cost $12,691)		12,684

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.7%

U.S. Treasury Bill, 0.04%, 1/27/22(8) (9)	$4,459	$4,459

Total Short-Term Investments

(Cost $4,459)		4,459

Total Investments – 99.3%

(Cost $525,047)		690,163

Other Assets less Liabilities – 0.7%		5,013

Net Assets – 100.0%		$695,176

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Value rounds to less than one thousand.

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.

(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(7)	7-day current yield as of September 30, 2021 is disclosed.

(8)	Discount rate at the time of purchase.

(9)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)

SDR – Swedish Depositary Receipt

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

MSCI EAFE Index (United States Dollar)	75	$8,501	Long	12/21	$(374)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	50	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	27.2%

United States Dollar	21.2

Japanese Yen	13.4

British Pound	11.6

Swiss Franc	8.1

All other currencies less than 5%	17.8

Total Investments	99.3

Other Assets less Liabilities	0.7

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$8,008		$—	$—	$8,008

Australia	5,012		15,413	—	20,425

Brazil	3,365		—	—	3,365

Canada	37,127		—	—	37,127

China	1,867		18,776	—	20,643

Germany	—	*	38,151	—	38,151

India	3,037		—	—	3,037

Ireland	28,184		12,748	—	40,932

Israel	1,971		—	—	1,971

Mexico	2,995		—	—	2,995

Netherlands	8,946		27,136	—	36,082

Peru	919		—	—	919

South Africa	649		2,187	—	2,836

South Korea	1,975		16,804	—	18,779

Switzerland	128		56,784	—	56,912

Taiwan	8,248		3,117	—	11,365

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

United Kingdom	$1,144	$64,552	$—	$65,696

United States	34,245	657	—	34,902

All Other Countries(1)	—	267,370	—	267,370

Total Common Stocks	147,820	523,695	—	671,515

Preferred Stocks	—	1,505	—	1,505

Investment Companies	12,684	—	—	12,684

Short-Term Investments	—	4,459	—	4,459

Total Investments	$160,504	$529,659	$—	$690,163

OTHER FINANCIAL INSTRUMENTS

Liabilities Futures Contracts	$(374)	$—	$—	$(374)

(1)	Classifications as defined in the Schedule of Investments.

*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	51	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1)

Argentina – 0.0%

Adecoagro S.A.*	27,803	$251

YPF S.A. ADR*	56,831	265

		516

Australia – 0.0%

MMG Ltd.*	884,000	365

Brazil – 3.2%

Ambev S.A.	1,322,260	3,722

Americanas S.A.*	123,682	701

Atacadao S.A.	140,900	457

B3 S.A. - Brasil Bolsa Balcao	1,730,546	4,061

Banco Bradesco S.A.*	419,606	1,377

Banco BTG Pactual S.A.*	320,400	1,471

Banco do Brasil S.A.	246,744	1,314

Banco Inter S.A.*	98,910	847

Banco Santander Brasil S.A.	118,436	772

BB Seguridade Participacoes S.A.	199,401	729

BRF S.A.*	184,120	918

CCR S.A.	350,800	756

Centrais Eletricas Brasileiras S.A.	92,400	650

Cia de Saneamento Basico do Estado de Sao Paulo*	98,971	699

Cia Siderurgica Nacional S.A.	199,090	1,052

Cosan S.A.	294,588	1,232

CPFL Energia S.A.	66,100	327

Energisa S.A.	52,700	426

Engie Brasil Energia S.A.	58,047	400

Equatorial Energia S.A.	257,970	1,201

Hapvida Participacoes e Investimentos S.A.	320,100	799

Hypera S.A.*	105,758	621

JBS S.A.	244,736	1,662

Klabin S.A.*	205,041	909

Localiza Rent a Car S.A.	168,566	1,696

Lojas Renner S.A.	248,315	1,562

Magazine Luiza S.A.*	818,500	2,158

Natura & Co. Holding S.A.*	248,301	2,080

Notre Dame Intermedica Participacoes S.A.	144,000	1,967

Petrobras Distribuidora S.A.	318,600	1,368

Petroleo Brasileiro S.A.	1,053,378	5,426

Raia Drogasil S.A.*	309,135	1,320

Rede D’Or Sao Luiz S.A.	112,000	1,394

Rumo S.A.*	374,600	1,158

Suzano S.A.*	214,656	2,128

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Brazil – 3.2% continued

Telefonica Brasil S.A.	144,873	$1,129

TIM S.A.*	248,395	534

TOTVS S.A.	131,700	872

Ultrapar Participacoes S.A.	207,548	563

Vale S.A.	1,116,869	15,556

Via S/A*	366,100	518

WEG S.A.	470,048	3,409

		71,941

Chile – 0.3%

Banco de Chile	12,070,365	1,114

Banco de Credito e Inversiones S.A.	15,238	556

Banco Santander Chile	19,059,252	955

Cencosud S.A.	415,782	804

Cencosud Shopping S.A.	146,864	172

Cia Cervecerias Unidas S.A.	42,416	378

Colbun S.A.	2,261,870	367

Empresas CMPC S.A.	322,858	608

Empresas COPEC S.A.	109,878	912

Enel Americas S.A.	6,129,482	725

Enel Chile S.A.	7,939,909	376

Falabella S.A.	216,338	758

		7,725

China – 31.0%

21Vianet Group, Inc. ADR*	26,060	451

360 DigiTech, Inc. ADR*	24,485	498

360 Security Technology, Inc., Class A*	112,500	206

3SBio, Inc.*	355,000	348

51job, Inc. ADR*	8,571	596

AAC Technologies Holdings, Inc.	208,000	987

Addsino Co. Ltd., Class A	27,600	64

Advanced Micro-Fabrication Equipment, Inc. China, Class A*	10,146	238

AECC Aero-Engine Control Co. Ltd., Class A	19,700	73

AECC Aviation Power Co. Ltd., Class A	45,500	375

Agile Group Holdings Ltd.	336,000	313

Agora, Inc. ADR*	13,681	397

Agricultural Bank of China Ltd., Class A	1,324,500	603

Agricultural Bank of China Ltd., Class H	7,395,367	2,528

Aier Eye Hospital Group Co. Ltd., Class A	91,215	751

Air China Ltd., Class A*	107,800	124

Air China Ltd., Class H*	512,705	339

See Notes to the Financial Statements.

EQUITY FUNDS	52	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Airtac International Group	38,000	$1,189

Akeso, Inc.*	81,000	443

Alibaba Group Holding Ltd.*	4,275,780	79,530

A-Living Smart City Services Co. Ltd.	162,500	575

Aluminum Corp. of China Ltd., Class A*	210,100	250

Aluminum Corp. of China Ltd., Class H*	1,137,435	855

Angel Yeast Co. Ltd., Class A	14,100	109

Anhui Conch Cement Co. Ltd., Class A	67,500	425

Anhui Conch Cement Co. Ltd., Class H	343,075	1,845

Anhui Gujing Distillery Co. Ltd., Class A	6,500	240

Anhui Gujing Distillery Co. Ltd., Class B	30,900	403

Anhui Honglu Steel Construction Group Co. Ltd., Class A	8,900	60

Anhui Kouzi Distillery Co. Ltd., Class A	9,600	75

ANTA Sports Products Ltd.	303,432	5,686

Apeloa Pharmaceutical Co. Ltd., Class A	20,200	119

Asymchem Laboratories Tianjin Co. Ltd., Class A	4,100	282

Autobio Diagnostics Co. Ltd., Class A	8,550	71

Autohome, Inc. ADR	20,894	981

Avary Holding Shenzhen Co. Ltd., Class A	25,400	131

AVIC Electromechanical Systems Co. Ltd., Class A	56,100	115

AVIC Industry-Finance Holdings Co. Ltd., Class A	127,300	75

AviChina Industry & Technology Co. Ltd., Class H	740,313	467

AVICOPTER PLC, Class A	9,300	80

Baidu, Inc. ADR*	77,975	11,989

Bank of Beijing Co. Ltd., Class A	366,100	247

Bank of Chengdu Co. Ltd., Class A	70,400	129

Bank of China Ltd., Class A	627,000	296

Bank of China Ltd., Class H	22,357,652	7,871

Bank of Communications Co. Ltd., Class A	681,400	473

Bank of Communications Co. Ltd., Class H	2,414,117	1,424

Bank of Hangzhou Co. Ltd., Class A	102,020	234

Bank of Jiangsu Co. Ltd., Class A	183,244	165

Bank of Nanjing Co. Ltd., Class A	179,496	250

Bank of Ningbo Co. Ltd., Class A	103,500	563

Bank of Shanghai Co. Ltd., Class A	244,571	277

Baoshan Iron & Steel Co. Ltd., Class A	376,996	505

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Baozun, Inc. ADR*	17,675	$310

BBMG Corp., Class A	179,000	78

BeiGene Ltd. ADR*	12,842	4,662

Beijing BDStar Navigation Co. Ltd., Class A*	11,600	72

Beijing Capital International Airport Co. Ltd., Class H*	538,000	317

Beijing Dabeinong Technology Group Co. Ltd., Class A	76,900	90

Beijing E-Hualu Information Technology Co. Ltd., Class A*	11,160	51

Beijing Enlight Media Co. Ltd., Class A	44,100	68

Beijing Kingsoft Office Software, Inc., Class A	6,266	274

Beijing New Building Materials PLC, Class A	31,900	156

Beijing Roborock Technology Co. Ltd., Class A	1,075	118

Beijing Shiji Information Technology Co. Ltd., Class A	22,400	90

Beijing Shunxin Agriculture Co. Ltd., Class A	14,500	79

Beijing Sinnet Technology Co. Ltd., Class A	23,000	46

Beijing Tiantan Biological Products Corp. Ltd., Class A	24,240	120

Beijing United Information Technology Co. Ltd., Class A	5,900	104

Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	6,600	226

Beijing Yanjing Brewery Co. Ltd., Class A	48,500	49

Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,100	96

Beijing-Shanghai High Speed Railway Co. Ltd., Class A	658,400	483

Betta Pharmaceuticals Co. Ltd., Class A	6,800	98

BGI Genomics Co. Ltd., Class A	7,800	106

Bilibili, Inc. ADR*	45,796	3,030

BOC International China Co. Ltd., Class A	30,800	71

BOE Technology Group Co. Ltd., Class A	579,500	453

Burning Rock Biotech Ltd. ADR*	12,281	220

BYD Co. Ltd., Class A	31,200	1,205

BYD Co. Ltd., Class H	220,699	6,816

BYD Electronic International Co. Ltd.	192,500	673

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	53	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

By-health Co. Ltd., Class A	27,200	$119

C&S Paper Co. Ltd., Class A	22,500	60

Caitong Securities Co. Ltd., Class A	61,700	103

CanSino Biologics, Inc., Class A*	1,522	80

CanSino Biologics, Inc., Class H*	22,600	796

CGN Power Co. Ltd., Class H	3,046,000	926

Chacha Food Co. Ltd., Class A	8,700	63

Changchun High & New Technology

Industry Group, Inc., Class A	6,800	288

Changjiang Securities Co. Ltd., Class A	81,800	96

Changzhou Xingyu Automotive Lighting

Systems Co. Ltd., Class A	4,700	131

Chaozhou Three-Circle Group Co. Ltd., Class A	30,900	177

Chifeng Jilong Gold Mining Co. Ltd., Class A*	35,900	86

China Aoyuan Group Ltd.	373,000	196

China Baoan Group Co. Ltd., Class A	42,500	125

China Bohai Bank Co. Ltd., Class H	837,500	326

China Cinda Asset Management Co. Ltd., Class H	2,153,000	364

China CITIC Bank Corp. Ltd., Class H	2,536,286	1,144

China Communications Services Corp. Ltd., Class H	735,035	407

China Conch Venture Holdings Ltd.	443,000	2,040

China Construction Bank Corp., Class A	172,000	159

China Construction Bank Corp., Class H	27,115,693	19,234

China CSSC Holdings Ltd., Class A	73,600	286

China East Education Holdings Ltd.*	159,500	162

China Eastern Airlines Corp. Ltd., Class A*	159,400	116

China Everbright Bank Co. Ltd., Class A	685,500	358

China Everbright Bank Co. Ltd., Class H	887,000	313

China Evergrande Group	561,411	211

China Feihe Ltd.	1,018,000	1,715

China Fortune Land Development Co. Ltd., Class A*	70,850	44

China Galaxy Securities Co. Ltd., Class A	73,900	119

China Galaxy Securities Co. Ltd., Class H	934,000	541

China Great Wall Securities Co. Ltd., Class A	38,900	71

China Greatwall Technology Group Co. Ltd., Class A	57,400	117

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

China Hongqiao Group Ltd.	647,000	$814

China Huarong Asset Management Co. Ltd., Class H(2) *	2,851,000	323

China International Capital Corp. Ltd., Class A	13,800	121

China International Capital Corp. Ltd., Class H	409,600	1,072

China Jushi Co. Ltd., Class A	67,322	182

China Lesso Group Holdings Ltd.	308,000	491

China Life Insurance Co. Ltd., Class A	47,800	220

China Life Insurance Co. Ltd., Class H	2,082,544	3,396

China Literature Ltd.*	115,800	879

China Longyuan Power Group Corp. Ltd., Class H	950,473	2,323

China Medical System Holdings Ltd.	389,000	703

China Meidong Auto Holdings Ltd.	158,000	791

China Merchants Bank Co. Ltd., Class A	352,879	2,756

China Merchants Bank Co. Ltd., Class H	1,093,933	8,683

China Merchants Energy Shipping Co. Ltd., Class A	140,040	119

China Merchants Property Operation & Service Co. Ltd., Class A	18,200	44

China Merchants Securities Co. Ltd., Class A	126,310	355

China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	114,700	230

China Minsheng Banking Corp. Ltd., Class A	610,540	369

China Minsheng Banking Corp. Ltd., Class H	1,721,654	690

China Molybdenum Co. Ltd., Class A	293,400	271

China Molybdenum Co. Ltd., Class H	957,000	585

China National Building Material Co. Ltd., Class H	1,118,000	1,508

China National Chemical Engineering Co. Ltd., Class A	77,100	129

China National Medicines Corp. Ltd., Class A	12,900	58

China National Nuclear Power Co. Ltd., Class A	228,698	255

China National Software & Service Co. Ltd., Class A	9,200	70

China Northern Rare Earth Group High-Tech Co. Ltd., Class A	62,500	423

China Oilfield Services Ltd., Class H	524,757	496

See Notes to the Financial Statements.

EQUITY FUNDS	54	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

China Pacific Insurance Group Co. Ltd., Class A	118,600	$495

China Pacific Insurance Group Co. Ltd., Class H	732,937	2,155

China Petroleum & Chemical Corp., Class A	564,900	386

China Petroleum & Chemical Corp., Class H	6,742,628	3,318

China Railway Group Ltd., Class A	360,800	316

China Railway Group Ltd., Class H	1,145,827	570

China Railway Signal & Communication Corp. Ltd., Class A	110,341	88

China Resources Mixc Lifestyle Services Ltd.	157,800	873

China Resources Pharmaceutical Group Ltd.	415,000	204

China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	21,100	92

China Shenhua Energy Co. Ltd., Class A	113,300	397

China Shenhua Energy Co. Ltd., Class H	942,136	2,201

China South Publishing & Media Group Co. Ltd., Class A	35,800	50

China Southern Airlines Co. Ltd., Class A*	176,800	158

China Southern Airlines Co. Ltd., Class H*	504,530	284

China State Construction Engineering Corp. Ltd., Class A	733,280	545

China Tourism Group Duty Free Corp. Ltd., Class A	33,400	1,344

China Tower Corp. Ltd., Class H	12,052,000	1,578

China TransInfo Technology Co. Ltd., Class A	27,400	63

China United Network Communications Ltd., Class A	473,700	301

China Vanke Co. Ltd., Class A	165,000	544

China Vanke Co. Ltd., Class H	471,472	1,289

China Yangtze Power Co. Ltd., Class A	393,800	1,338

China Yuhua Education Corp. Ltd.	426,000	206

China Zheshang Bank Co. Ltd., Class A	275,100	151

Chinasoft International Ltd.*	726,000	1,268

Chindata Group Holdings Ltd. ADR*	24,364	205

Chongqing Brewery Co. Ltd., Class A*	7,500	150

Chongqing Changan Automobile Co. Ltd., Class A	104,160	265

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Chongqing Fuling Zhacai Group Co. Ltd., Class A*	15,300	$72

Chongqing Rural Commercial Bank Co. Ltd., Class A	136,800	82

Chongqing Rural Commercial Bank Co. Ltd., Class H	684,434	249

Chongqing Zhifei Biological Products Co. Ltd., Class A	27,400	674

CIFI Ever Sunshine Services Group Ltd.	214,000	425

CIFI Holdings Group Co. Ltd.	940,973	638

CITIC Ltd.	1,646,803	1,736

CITIC Securities Co. Ltd., Class A	166,300	645

CITIC Securities Co. Ltd., Class H	639,000	1,624

Contemporary Amperex Technology Co. Ltd., Class A	39,000	3,174

COSCO SHIPPING Energy Transportation Co. Ltd., Class A	59,600	63

COSCO SHIPPING Holdings Co. Ltd., Class A*	223,080	591

COSCO SHIPPING Holdings Co. Ltd., Class H*	924,650	1,400

Country Garden Holdings Co. Ltd.	2,149,879	2,213

Country Garden Services Holdings Co. Ltd.	429,000	3,367

CRRC Corp. Ltd., Class A	402,600	387

CSC Financial Co. Ltd., Class A	73,400	348

CSPC Pharmaceutical Group Ltd.	2,519,360	2,991

Daan Gene Co. Ltd., Class A	24,160	69

Dada Nexus Ltd. ADR*	16,875	338

Dali Foods Group Co. Ltd.	593,000	355

Daqo New Energy Corp. ADR*	16,281	928

DaShenLin Pharmaceutical Group Co. Ltd., Class A	15,120	99

DHC Software Co. Ltd., Class A	10,900	13

DiDi Global, Inc. ADR*	87,876	685

Dong-E-E-Jiao Co. Ltd., Class A	11,200	60

Dongfang Electric Corp. Ltd., Class A	60,600	172

Dongfeng Motor Group Co. Ltd., Class H	777,169	693

Dongxing Securities Co. Ltd., Class A	35,200	61

East Money Information Co. Ltd., Class A	170,084	901

Ecovacs Robotics Co. Ltd., Class A	7,800	183

ENN Energy Holdings Ltd.	220,879	3,617

ENN Natural Gas Co. Ltd., Class A	31,600	89

Eve Energy Co. Ltd., Class A	32,596	500

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	55	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Everbright Securities Co. Ltd., Class A	65,098	$155

Fangda Carbon New Material Co. Ltd., Class A	55,582	86

FAW Jiefang Group Co. Ltd., Class A	49,000	81

Fiberhome Telecommunication Technologies Co. Ltd., Class A	23,200	63

Financial Street Holdings Co. Ltd., Class A	40,800	38

First Capital Securities Co. Ltd., Class A	72,300	80

Flat Glass Group Co. Ltd., Class A	20,100	142

Flat Glass Group Co. Ltd., Class H	115,000	541

Focus Media Information Technology Co. Ltd., Class A	248,400	280

Foshan Haitian Flavouring & Food Co. Ltd., Class A	60,324	1,025

Fosun International Ltd.	673,865	819

Founder Securities Co. Ltd., Class A	133,500	168

Foxconn Industrial Internet Co. Ltd., Class A	121,600	218

Fu Jian Anjoy Foods Co. Ltd., Class A	4,100	122

Fujian Sunner Development Co. Ltd., Class A	25,600	86

Fuyao Glass Industry Group Co. Ltd., Class A	34,392	224

Fuyao Glass Industry Group Co. Ltd., Class H	164,400	875

Ganfeng Lithium Co. Ltd., Class A	18,800	470

Ganfeng Lithium Co. Ltd., Class H	74,600	1,291

Gaotu Techedu, Inc. ADR*	34,885	107

G-bits Network Technology Xiamen Co. Ltd., Class A	1,300	79

GCL System Integration Technology Co. Ltd., Class A*	78,000	49

GDS Holdings Ltd. ADR*	24,423	1,383

GEM Co. Ltd., Class A	78,800	135

Gemdale Corp., Class A	77,700	135

Genscript Biotech Corp.*	326,000	1,244

GF Securities Co. Ltd., Class A	98,593	320

GF Securities Co. Ltd., Class H	311,800	544

Giant Network Group Co. Ltd., Class A	39,100	63

Gigadevice Semiconductor Beijing, Inc., Class A	10,780	240

GoerTek, Inc., Class A	56,900	377

GOME Retail Holdings Ltd.*	3,522,970	329

Gotion High-tech Co. Ltd., Class A*	20,200	148

Great Wall Motor Co. Ltd., Class A	41,600	339

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Great Wall Motor Co. Ltd., Class H	878,296	$3,192

Greenland Holdings Corp. Ltd., Class A	160,125	116

Greentown China Holdings Ltd.	253,000	380

Greentown Service Group Co. Ltd.	414,000	445

GRG Banking Equipment Co. Ltd., Class A	41,400	63

Guangdong Haid Group Co. Ltd., Class A	27,200	284

Guangdong Hongda Blasting Co. Ltd., Class A	12,100	51

Guangdong Kinlong Hardware Products Co. Ltd., Class A	6,400	136

Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	11,200	32

Guanghui Energy Co. Ltd., Class A*	102,200	135

Guangzhou Automobile Group Co. Ltd., Class H	843,664	736

Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	21,900	101

Guangzhou Haige Communications Group, Inc. Co., Class A	35,000	55

Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,000	111

Guangzhou R&F Properties Co. Ltd., Class H	485,214	371

Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	11,900	144

Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,240	333

Guangzhou Wondfo Biotech Co. Ltd., Class A	7,670	51

Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	61,965	81

Guolian Securities Co. Ltd., Class A	33,300	68

Guosen Securities Co. Ltd., Class A	104,800	191

Guotai Junan Securities Co. Ltd., Class A	129,400	355

Guoyuan Securities Co. Ltd., Class A	79,560	95

Haidilao International Holding Ltd.	302,000	1,143

Haier Smart Home Co. Ltd., Class A	115,397	465

Haier Smart Home Co. Ltd., Class H	624,000	2,192

Haitian International Holdings Ltd.	180,000	559

Haitong Securities Co. Ltd., Class A	166,200	310

Haitong Securities Co. Ltd., Class H	726,433	663

See Notes to the Financial Statements.

EQUITY FUNDS	56	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Hang Zhou Great Star Industrial Co. Ltd., Class A*	19,900	$85

Hangzhou First Applied Material Co. Ltd., Class A	15,060	296

Hangzhou Oxygen Plant Group Co. Ltd., Class A	16,400	72

Hangzhou Robam Appliances Co. Ltd., Class A	16,300	85

Hangzhou Silan Microelectronics Co. Ltd., Class A	22,900	200

Hangzhou Tigermed Consulting Co. Ltd., Class A	6,400	171

Hangzhou Tigermed Consulting Co. Ltd., Class H	35,900	762

Hansoh Pharmaceutical Group Co. Ltd.	340,000	862

Hefei Meiya Optoelectronic Technology, Inc., Class A	9,700	57

Heilongjiang Agriculture Co. Ltd., Class A	30,600	72

Hello Group, Inc. ADR	46,604	493

Henan Shuanghui Investment & Development Co. Ltd., Class A	49,100	206

Hengan International Group Co. Ltd.	173,898	931

Hengli Petrochemical Co. Ltd., Class A	99,660	397

HengTen Networks Group Ltd.*	788,000	232

Hengyi Petrochemical Co. Ltd., Class A	57,330	101

Hesteel Co. Ltd., Class A	142,400	61

Hithink RoyalFlush Information Network Co. Ltd., Class A	9,300	171

Hongfa Technology Co. Ltd., Class A	12,800	124

Hua Hong Semiconductor Ltd.*	153,000	792

Huaan Securities Co. Ltd., Class A	80,990	67

Huadian Power International Corp. Ltd., Class A	121,800	89

Huadong Medicine Co. Ltd., Class A	32,720	150

Huafon Chemical Co. Ltd., Class A	78,500	148

Huagong Tech Co. Ltd., Class A	17,300	78

Hualan Biological Engineering, Inc., Class A	34,070	147

Huaneng Power International, Inc., Class A	126,200	161

Huaneng Power International, Inc., Class H	1,080,501	581

Huatai Securities Co. Ltd., Class A	126,600	333

Huatai Securities Co. Ltd., Class H	446,600	688

Huaxi Securities Co. Ltd., Class A	45,200	67

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Huaxia Bank Co. Ltd., Class A	206,490	$178

Huaxin Cement Co. Ltd., Class A	23,400	74

Huayu Automotive Systems Co. Ltd., Class A	54,500	191

Huazhu Group Ltd. ADR*	49,727	2,280

Hubei Biocause Pharmaceutical Co. Ltd., Class A	71,100	37

Huizhou Desay Sv Automotive Co. Ltd., Class A	7,900	102

Humanwell Healthcare Group Co. Ltd., Class A	29,700	93

Hunan Valin Steel Co. Ltd., Class A	105,500	108

Hundsun Technologies, Inc., Class A	25,389	225

HUYA, Inc. ADR*	22,142	185

Iflytek Co. Ltd., Class A	39,900	324

I-Mab ADR*	9,233	669

Imeik Technology Development Co. Ltd., Class A	3,000	275

Industrial & Commercial Bank of China Ltd., Class A	1,082,600	781

Industrial & Commercial Bank of China Ltd., Class H	15,895,023	8,775

Industrial Bank Co. Ltd., Class A	355,300	1,007

Industrial Securities Co. Ltd., Class A	128,600	194

Ingenic Semiconductor Co. Ltd., Class A	7,600	149

Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	873,200	428

Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	131,000	116

Inner Mongolia Yili Industrial Group Co. Ltd., Class A	94,500	547

Innovent Biologics, Inc.*	326,500	3,159

Inspur Electronic Information Industry Co. Ltd., Class A	14,156	62

Intco Medical Technology Co. Ltd., Class A	8,850	80

iQIYI, Inc. ADR*	81,803	657

JA Solar Technology Co. Ltd., Class A	26,500	268

Jafron Biomedical Co. Ltd., Class A	13,500	122

Jason Furniture Hangzhou Co. Ltd., Class A	10,600	98

JCET Group Co. Ltd., Class A	27,100	133

JD Health International, Inc.*	97,250	928

JD.com, Inc. ADR*	243,612	17,599

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	57	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	42,400	$42

Jiangsu Eastern Shenghong Co. Ltd., Class A	54,800	237

Jiangsu Expressway Co. Ltd., Class H	344,000	348

Jiangsu Hengli Hydraulic Co. Ltd., Class A	21,868	286

Jiangsu Hengrui Medicine Co. Ltd., Class A	108,585	843

Jiangsu King’s Luck Brewery JSC Ltd., Class A	24,100	169

Jiangsu Shagang Co. Ltd., Class A	28,700	30

Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,700	681

Jiangsu Yangnong Chemical Co. Ltd., Class A	5,300	85

Jiangsu Yoke Technology Co. Ltd., Class A	7,700	91

Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	19,800	99

Jiangsu Zhongnan Construction Group Co. Ltd., Class A	79,600	54

Jiangsu Zhongtian Technology Co. Ltd., Class A	52,400	74

Jiangxi Copper Co. Ltd., Class A	33,099	123

Jiangxi Copper Co. Ltd., Class H	318,000	562

Jiangxi Zhengbang Technology Co. Ltd., Class A	52,600	77

Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	20,000	52

Jinke Properties Group Co. Ltd., Class A	89,000	71

Jinxin Fertility Group Ltd.*	356,000	529

JiuGui Liquor Co. Ltd., Class A	5,500	211

Jiumaojiu International Holdings Ltd.	208,000	628

Joincare Pharmaceutical Group Industry Co. Ltd., Class A	34,700	61

Joinn Laboratories China Co. Ltd., Class A	5,320	130

Jointown Pharmaceutical Group Co. Ltd., Class A	23,300	56

Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	15,400	75

Joyoung Co. Ltd., Class A	13,200	44

Juewei Food Co. Ltd., Class A	11,600	115

Kaisa Group Holdings Ltd.*	808,000	219

KE Holdings, Inc. ADR*	100,186	1,829

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Kingdee International Software Group Co. Ltd.*	727,000	$2,407

Kingfa Sci & Tech Co. Ltd., Class A	43,600	99

Kingsoft Cloud Holdings Ltd. ADR*	15,374	435

Kingsoft Corp. Ltd.	273,903	1,080

Kuaishou Technology*	77,400	818

Kuang-Chi Technologies Co. Ltd., Class A*	35,800	124

Kunlun Tech Co. Ltd., Class A	19,700	52

Kweichow Moutai Co. Ltd., Class A	21,195	6,005

KWG Group Holdings Ltd.	378,500	368

Lakala Payment Co. Ltd., Class A	20,200	77

Laobaixing Pharmacy Chain JSC, Class A	7,840	57

LB Group Co. Ltd., Class A	43,700	193

Lenovo Group Ltd.	2,060,000	2,210

Lens Technology Co. Ltd., Class A	86,300	278

Leo Group Co. Ltd., Class A	116,300	45

Lepu Medical Technology Beijing Co. Ltd., Class A	32,100	133

Leyard Optoelectronic Co. Ltd., Class A	43,700	69

Li Auto, Inc. ADR*	152,571	4,011

Li Ning Co. Ltd.	629,500	7,262

Liaoning Cheng Da Co. Ltd., Class A	26,300	100

Lingyi iTech Guangdong Co., Class A	118,000	118

Livzon Pharmaceutical Group, Inc., Class A	10,600	64

Logan Group Co. Ltd.	383,000	399

Longfor Group Holdings Ltd.	510,731	2,347

LONGi Green Energy Technology Co. Ltd., Class A	90,422	1,148

Lufax Holding Ltd. ADR*	48,572	339

Luxi Chemical Group Co. Ltd., Class A	31,300	90

Luxshare Precision Industry Co. Ltd., Class A	113,705	627

Luzhou Laojiao Co. Ltd., Class A	25,100	859

Maccura Biotechnology Co. Ltd., Class A	12,500	56

Mango Excellent Media Co. Ltd., Class A	29,570	198

Maxscend Microelectronics Co. Ltd., Class A	5,700	308

Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	74,176	85

Meituan, Class B*	1,134,600	35,430

See Notes to the Financial Statements.

EQUITY FUNDS	58	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Metallurgical Corp. of China Ltd., Class A	307,400	$204

Microport Scientific Corp.	181,000	1,014

Midea Group Co. Ltd., Class A	60,200	649

Ming Yang Smart Energy Group Ltd., Class A	32,200	124

Ming Yuan Cloud Group Holdings Ltd.*	109,000	374

Minth Group Ltd.	216,000	735

Montage Technology Co. Ltd., Class A	12,199	112

Muyuan Foods Co. Ltd., Class A	89,678	714

NanJi E-Commerce Co. Ltd., Class A	42,000	43

Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	20,904	116

Nanjing Securities Co. Ltd., Class A	54,800	84

NARI Technology Co. Ltd., Class A	95,502	529

National Silicon Industry Group Co. Ltd., Class A*	33,524	146

NAURA Technology Group Co. Ltd., Class A	8,500	477

NavInfo Co. Ltd., Class A*	33,500	57

NetEase, Inc. ADR	113,161	9,664

New China Life Insurance Co. Ltd., Class A	35,900	222

New China Life Insurance Co. Ltd., Class H	256,652	756

New Hope Liuhe Co. Ltd., Class A*	72,400	165

New Oriental Education & Technology Group, Inc. ADR*	433,968	890

Ninestar Corp., Class A	20,400	117

Ningbo Joyson Electronic Corp., Class A	21,800	59

Ningbo Tuopu Group Co. Ltd., Class A	18,100	101

Ningxia Baofeng Energy Group Co. Ltd., Class A	103,300	255

NIO, Inc. ADR*	383,220	13,654

Noah Holdings Ltd. ADR*	9,530	354

Nongfu Spring Co. Ltd., Class H	115,000	581

Northeast Securities Co. Ltd., Class A	40,300	54

Offcn Education Technology Co. Ltd., Class A*	37,500	63

Offshore Oil Engineering Co. Ltd., Class A	50,500	37

OFILM Group Co. Ltd., Class A	45,000	58

OneConnect Financial Technology Co. Ltd. ADR*	32,950	135

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Oppein Home Group, Inc., Class A	8,620	$173

Orient Securities Co. Ltd., Class A	102,687	239

Ovctek China, Inc., Class A	16,100	204

Pacific Securities (The) Co. Ltd., Class A*	117,300	59

Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	131,000	95

People’s Insurance Co. Group of China (The) Ltd., Class A	103,700	81

People’s Insurance Co. Group of China (The) Ltd., Class H	2,400,535	745

Perfect World Co. Ltd., Class A	33,450	78

PetroChina Co. Ltd., Class A	371,700	344

PetroChina Co. Ltd., Class H	5,889,438	2,757

Pharmaron Beijing Co. Ltd., Class A	11,300	375

Pharmaron Beijing Co. Ltd., Class H	38,200	908

PICC Property & Casualty Co. Ltd., Class H	1,901,359	1,835

Pinduoduo, Inc. ADR*	123,667	11,213

Ping An Bank Co. Ltd., Class A	332,700	924

Ping An Healthcare and Technology Co. Ltd.*	130,200	843

Ping An Insurance Group Co. of China Ltd., Class A	172,935	1,287

Ping An Insurance Group Co. of China Ltd., Class H	1,793,406	12,169

Poly Developments and Holdings Group Co. Ltd., Class A	205,400	446

Poly Property Services Co. Ltd., Class H	32,400	193

Postal Savings Bank of China Co. Ltd., Class A	454,300	355

Postal Savings Bank of China Co. Ltd., Class H	2,262,000	1,560

Power Construction Corp. of China Ltd., Class A	278,300	363

Powerlong Real Estate Holdings Ltd.	410,000	307

Proya Cosmetics Co. Ltd., Class A	3,400	91

Qianhe Condiment and Food Co. Ltd., Class A	16,920	51

Qingdao Rural Commercial Bank Corp., Class A	80,300	48

Raytron Technology Co. Ltd., Class A	7,223	98

RiseSun Real Estate Development Co. Ltd., Class A	74,300	55

Riyue Heavy Industry Co. Ltd., Class A	15,700	84

RLX Technology, Inc. ADR*	171,352	775

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	59	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Rongsheng Petro Chemical Co. Ltd., Class A	172,500	$497

SAIC Motor Corp. Ltd., Class A	134,193	396

Sailun Group Co. Ltd., Class A	51,700	91

Sanan Optoelectronics Co. Ltd., Class A	78,600	386

Sangfor Technologies, Inc., Class A	6,700	243

Sany Heavy Equipment International Holdings Co. Ltd.	311,000	367

Sany Heavy Industry Co. Ltd., Class A	144,500	569

SDIC Capital Co. Ltd., Class A	102,752	139

SDIC Power Holdings Co. Ltd., Class A	114,300	213

Sealand Securities Co. Ltd., Class A	95,440	60

Seazen Group Ltd.*	624,000	497

Seazen Holdings Co. Ltd., Class A	38,194	220

SF Holding Co. Ltd., Class A	77,600	785

SG Micro Corp., Class A	3,900	200

Shaanxi Coal Industry Co. Ltd., Class A	180,700	413

Shandong Buchang Pharmaceuticals Co. Ltd., Class A	19,856	57

Shandong Gold Mining Co. Ltd., Class A	60,137	183

Shandong Gold Mining Co. Ltd., Class H	172,500	306

Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	36,140	183

Shandong Linglong Tyre Co. Ltd., Class A	27,700	151

Shandong Nanshan Aluminum Co. Ltd., Class A	188,800	127

Shandong Pharmaceutical Glass Co. Ltd., Class A	14,900	68

Shandong Sun Paper Industry JSC Ltd., Class A	53,800	99

Shandong Weigao Group Medical Polymer Co. Ltd., Class H	712,116	1,257

Shanghai Bailian Group Co. Ltd., Class A	27,100	61

Shanghai Bairun Investment Holding Group Co. Ltd., Class A	12,600	144

Shanghai Baosight Software Co. Ltd., Class A	18,500	187

Shanghai Construction Group Co. Ltd., Class A	174,100	109

Shanghai Electric Group Co. Ltd., Class A	161,200	129

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	$287

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	140,500	717

Shanghai International Airport Co. Ltd., Class A*	15,800	108

Shanghai International Port Group Co. Ltd., Class A	69,500	65

Shanghai Jahwa United Co. Ltd., Class A	11,500	78

Shanghai Jinjiang International Hotels Co. Ltd., Class A	13,800	97

Shanghai Lingang Holdings Corp. Ltd., Class A	20,880	48

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	305,401	277

Shanghai M&G Stationery, Inc., Class A	15,800	166

Shanghai Pharmaceuticals Holding Co. Ltd., Class A	29,500	87

Shanghai Pharmaceuticals Holding Co. Ltd., Class H	230,447	444

Shanghai Pudong Development Bank Co. Ltd., Class A	499,492	696

Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,480	303

Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	100

Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	54,500	86

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	23,500	61

Shanxi Coking Coal Energy Group Co. Ltd., Class A	56,420	103

Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	54,400	126

Shanxi Meijin Energy Co. Ltd., Class A*	81,300	133

Shanxi Securities Co. Ltd., Class A	48,230	49

Shanxi Taigang Stainless Steel Co. Ltd., Class A	91,300	136

Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	20,860	1,007

Shenergy Co. Ltd., Class A	111,400	136

Shenghe Resources Holding Co. Ltd., Class A	30,200	94

Shengyi Technology Co. Ltd., Class A	41,800	139

Shennan Circuits Co. Ltd., Class A	9,380	137

See Notes to the Financial Statements.

EQUITY FUNDS	60	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Shenwan Hongyuan Group Co. Ltd., Class A	387,900	$329

Shenzhen Capchem Technology Co. Ltd., Class A	7,200	171

Shenzhen Energy Group Co. Ltd., Class A	63,055	93

Shenzhen Goodix Technology Co. Ltd., Class A	7,700	131

Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	13,800	33

Shenzhen Inovance Technology Co. Ltd., Class A	43,800	427

Shenzhen Kaifa Technology Co. Ltd., Class A	31,600	69

Shenzhen Kangtai Biological Products Co. Ltd., Class A	11,500	196

Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	20,800	1,238

Shenzhen MTC Co. Ltd., Class A*	77,000	59

Shenzhen Overseas Chinese Town Co. Ltd., Class A	154,400	179

Shenzhen S.C. New Energy Technology Corp., Class A	5,300	113

Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A*	18,000	81

Shenzhen Sunlord Electronics Co. Ltd., Class A	13,700	72

Shenzhen Sunway Communication Co. Ltd., Class A	15,400	54

Shenzhou International Group Holdings Ltd.	231,500	4,839

Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	26,740	69

Shimao Services Holdings Ltd.	169,000	347

Sichuan Chuantou Energy Co. Ltd., Class A	25,900	58

Sichuan Kelun Pharmaceutical Co. Ltd., Class A	29,000	81

Sichuan Road & Bridge Co. Ltd., Class A	82,000	107

Sichuan Swellfun Co. Ltd., Class A	8,400	165

Silergy Corp.	22,000	3,231

Sinolink Securities Co. Ltd., Class A	48,400	85

Sinoma Science & Technology Co. Ltd., Class A	37,400	204

Sinopec Shanghai Petrochemical Co. Ltd., Class A	144,100	94

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Sinopharm Group Co. Ltd., Class H	385,114	$1,000

Sinotrans Ltd., Class A	75,400	63

Sinotruk Hong Kong Ltd.	194,500	288

Skshu Paint Co. Ltd., Class A	6,300	97

Smoore International Holdings Ltd.	502,000	2,333

Songcheng Performance Development Co. Ltd., Class A	43,200	94

SooChow Securities Co. Ltd., Class A	67,110	103

Southwest Securities Co. Ltd., Class A	131,700	103

Spring Airlines Co. Ltd., Class A*	14,200	119

StarPower Semiconductor Ltd., Class A	2,600	164

Sunac China Holdings Ltd.	715,000	1,515

Sunac Services Holdings Ltd.	216,000	444

Sungrow Power Supply Co. Ltd., Class A	24,700	566

Suning.com Co. Ltd., Class A*	149,100	115

Sunny Optical Technology Group Co. Ltd.	200,125	5,251

Sunwoda Electronic Co. Ltd., Class A	28,500	163

Suofeiya Home Collection Co. Ltd., Class A	5,700	15

Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	30,300	98

Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	45,900	45

Suzhou Maxwell Technologies Co. Ltd., Class A	1,800	170

TAL Education Group ADR*	116,137	562

Tangshan Jidong Cement Co. Ltd., Class A	23,200	46

TBEA Co. Ltd., Class A	69,000	259

TCL Technology Group Corp., Class A	244,900	237

Tencent Holdings Ltd.	1,620,989	95,045

Tencent Music Entertainment Group ADR*	190,490	1,381

Thunder Software Technology Co. Ltd., Class A	7,200	138

Tianfeng Securities Co. Ltd., Class A*	141,800	96

Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	12,200	69

Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	55,900	398

Tianma Microelectronics Co. Ltd., Class A	25,400	53

Tianshui Huatian Technology Co. Ltd., Class A	57,200	106

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	61	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Tingyi Cayman Islands Holding Corp.	564,435	$1,049

Toly Bread Co. Ltd., Class A	12,880	58

Tongcheng-Elong Holdings Ltd.*	278,400	665

TongFu Microelectronics Co. Ltd., Class A	22,400	65

Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	44,400	72

Tongkun Group Co. Ltd., Class A	41,600	141

Tongling Nonferrous Metals Group Co. Ltd., Class A	218,400	130

Tongwei Co. Ltd., Class A	79,000	623

Topchoice Medical Corp., Class A*	5,400	252

Topsec Technologies Group, Inc., Class A	19,900	49

Topsports International Holdings Ltd.	438,000	494

Transfar Zhilian Co. Ltd., Class A	41,000	53

TravelSky Technology Ltd., Class H	275,000	530

Trip.com Group Ltd. ADR*	142,357	4,377

Tsingtao Brewery Co. Ltd., Class A	12,800	159

Tsingtao Brewery Co. Ltd., Class H	143,767	1,122

Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,400	332

Uni-President China Holdings Ltd.	383,000	366

Unisplendour Corp. Ltd., Class A	48,048	185

Universal Scientific Industrial Shanghai Co. Ltd., Class A	27,800	59

Up Fintech Holding Ltd. ADR*	22,493	238

Venus MedTech Hangzhou, Inc., Class H*	61,500	315

Vipshop Holdings Ltd. ADR*	127,479	1,420

Walvax Biotechnology Co. Ltd., Class A	27,100	265

Wangfujing Group Co. Ltd., Class A	13,600	62

Wanhua Chemical Group Co. Ltd., Class A	53,600	878

Want Want China Holdings Ltd.	1,289,870	974

Weibo Corp. ADR*	17,775	844

Weichai Power Co. Ltd., Class A	101,700	270

Weichai Power Co. Ltd., Class H	571,812	1,184

Weifu High-Technology Group Co. Ltd., Class A	13,000	42

Weihai Guangwei Composites Co. Ltd., Class A	8,900	90

Weimob, Inc.*	493,000	703

Wens Foodstuffs Group Co. Ltd., Class A	109,700	246

Western Securities Co. Ltd., Class A	61,100	78

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Will Semiconductor Co. Ltd. Shanghai, Class A	14,800	$553

Wingtech Technology Co. Ltd., Class A	22,200	319

Winning Health Technology Group Co. Ltd., Class A	43,030	96

Wuchan Zhongda Group Co. Ltd., Class A	67,000	67

Wuhan Guide Infrared Co. Ltd., Class A	41,174	149

Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	36,500	119

Wuhu Token Science Co. Ltd., Class A	42,000	48

Wuliangye Yibin Co. Ltd., Class A	64,600	2,195

WUS Printed Circuit Kunshan Co. Ltd., Class A	37,180	64

WuXi AppTec Co. Ltd., Class A	43,992	1,041

WuXi AppTec Co. Ltd., Class H	93,911	2,192

Wuxi Biologics Cayman, Inc.*	1,012,500	16,365

Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,480	133

Wuxi Shangji Automation Co. Ltd., Class A	4,700	201

XCMG Construction Machinery Co. Ltd., Class A	89,400	96

Xiamen C & D, Inc., Class A	45,000	58

Xiamen Intretech, Inc., Class A	13,260	69

Xiamen Tungsten Co. Ltd., Class A	24,200	89

Xiaomi Corp., Class B*	4,048,600	11,017

Xinjiang Goldwind Science & Technology Co. Ltd., Class A	63,800	171

Xinjiang Goldwind Science & Technology Co. Ltd., Class H	219,836	461

Xinyi Solar Holdings Ltd.	1,360,318	2,770

XPeng, Inc. ADR*	108,201	3,845

Yadea Group Holdings Ltd.	342,000	554

Yango Group Co. Ltd., Class A	95,800	62

Yantai Eddie Precision Machinery Co. Ltd., Class A	14,140	79

Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,100	127

Yanzhou Coal Mining Co. Ltd., Class A	39,100	175

Yanzhou Coal Mining Co. Ltd., Class H	441,138	833

Yealink Network Technology Corp. Ltd., Class A	14,400	180

Yifan Pharmaceutical Co. Ltd., Class A	21,200	51

See Notes to the Financial Statements.

EQUITY FUNDS	62	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Yifeng Pharmacy Chain Co. Ltd., Class A	13,156	$106

Yihai International Holding Ltd.*	134,000	742

Yihai Kerry Arawana Holdings Co. Ltd., Class A	21,600	231

Yintai Gold Co. Ltd., Class A	20,100	26

Yixintang Pharmaceutical Group Co. Ltd., Class A	9,500	44

Yonghui Superstores Co. Ltd., Class A	165,300	100

Yonyou Network Technology Co. Ltd., Class A	46,735	240

Youngor Group Co. Ltd., Class A	86,300	86

YTO Express Group Co. Ltd., Class A	54,800	118

Yuan Longping High-tech Agriculture Co. Ltd., Class A*	19,100	63

Yum China Holdings, Inc.	117,883	6,850

Yunda Holding Co. Ltd., Class A	41,450	122

Yunnan Aluminium Co. Ltd., Class A*	53,200	121

Yunnan Baiyao Group Co. Ltd., Class A	21,500	325

Yunnan Energy New Material Co. Ltd., Class A	14,200	616

Yutong Bus Co. Ltd., Class A	43,300	76

Zai Lab Ltd. ADR*	21,091	2,223

Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,393	608

Zhaojin Mining Industry Co. Ltd., Class H	323,000	226

Zhefu Holding Group Co. Ltd., Class A	87,100	102

Zhejiang Century Huatong Group Co. Ltd., Class A*	145,460	167

Zhejiang China Commodities City Group Co. Ltd., Class A	91,300	66

Zhejiang Chint Electrics Co. Ltd., Class A	36,494	318

Zhejiang Dahua Technology Co. Ltd., Class A	48,500	177

Zhejiang Dingli Machinery Co. Ltd., Class A	8,340	91

Zhejiang Expressway Co. Ltd., Class H	397,294	328

Zhejiang HangKe Technology, Inc. Co., Class A	6,423	82

Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	23,210	63

Zhejiang Huayou Cobalt Co. Ltd., Class A	21,350	342

Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	22,000	219

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

China – 31.0% continued

Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	14,000	$119

Zhejiang Juhua Co. Ltd., Class A	47,200	107

Zhejiang Longsheng Group Co. Ltd., Class A	50,800	106

Zhejiang NHU Co. Ltd., Class A	44,040	182

Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	60,920	215

Zhejiang Satellite Petrochemical Co. Ltd., Class A	29,540	177

Zhejiang Semir Garment Co. Ltd., Class A	38,700	46

Zhejiang Supor Co. Ltd., Class A	9,400	68

Zhejiang Weixing New Building

Materials Co. Ltd., Class A	27,000	70

Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	10,100	91

Zhenro Properties Group Ltd.	363,000	198

Zheshang Securities Co. Ltd., Class A*	76,400	147

ZhongAn Online P&C Insurance Co. Ltd., Class H*	141,200	577

Zhongji Innolight Co. Ltd., Class A	15,400	83

Zhongjin Gold Corp. Ltd., Class A	83,400	108

Zhongsheng Group Holdings Ltd.	162,500	1,306

Zhongtai Securities Co. Ltd., Class A	93,800	139

Zhongtian Financial Group Co. Ltd., Class A*	120,600	51

Zhuzhou CRRC Times Electric Co.*	158,174	730

Zhuzhou Kibing Group Co. Ltd., Class A	46,600	123

Zijin Mining Group Co. Ltd., Class A	342,100	533

Zijin Mining Group Co. Ltd., Class H	1,598,162	1,918

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	143

Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	392,400	350

ZTE Corp., Class A	67,500	346

ZTE Corp., Class H	202,517	660

ZTO Express Cayman, Inc. ADR	123,814	3,796

		705,047

Colombia – 0.1%

Bancolombia S.A.	72,621	629

Ecopetrol S.A.	1,398,378	1,004

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	63	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Colombia – 0.1% continued

Grupo de Inversiones Suramericana S.A.	67,303	$378

Interconexion Electrica S.A. ESP	119,618	713

		2,724

Czech Republic – 0.1%

CEZ A.S.	46,334	1,508

Komercni banka A.S.*	19,883	805

Moneta Money Bank A.S.*	104,195	420

		2,733

Egypt – 0.1%

Commercial International Bank Egypt S.A.E.*	467,909	1,270

Eastern Co. S.A.E.	290,572	226

Fawry for Banking & Payment Technology Services S.A.E.*	144,246	130

		1,626

Greece – 0.2%

Alpha Services and Holdings S.A.*	641,667	804

Eurobank Ergasias Services and Holdings S.A.*	736,690	690

FF Group(3) *	18,664	—

Hellenic Telecommunications Organization S.A.	64,232	1,201

JUMBO S.A.	30,173	491

OPAP S.A.	58,955	909

		4,095

Hong Kong – 2.1%

Alibaba Health Information Technology Ltd.*	1,150,000	1,645

Alibaba Pictures Group Ltd.*	3,380,000	380

Beijing Enterprises Holdings Ltd.	119,271	477

Beijing Enterprises Water Group Ltd.	1,151,886	452

Bosideng International Holdings Ltd.	908,000	641

Brilliance China Automotive Holdings Ltd.*	869,944	348

China Education Group Holdings Ltd.	240,000	412

China Everbright Environment Group Ltd.	1,015,629	766

China Everbright Ltd.	219,110	258

China Gas Holdings Ltd.	863,095	2,545

China Huishan Dairy Investments HK Ltd.(3) *	1,922,380	—

China Jinmao Holdings Group Ltd.	1,497,791	537

China Mengniu Dairy Co. Ltd.*	883,870	5,686

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Hong Kong – 2.1% continued

China Merchants Port Holdings Co. Ltd.	400,329	$684

China Overseas Land & Investment Ltd.	1,068,695	2,430

China Overseas Property Holdings Ltd.	375,000	310

China Power International Development Ltd.	1,058,000	560

China Resources Beer Holdings Co. Ltd.	406,948	3,001

China Resources Cement Holdings Ltd.	706,000	679

China Resources Gas Group Ltd.	261,958	1,375

China Resources Land Ltd.	899,432	3,783

China Resources Power Holdings Co. Ltd.	541,735	1,559

China State Construction International Holdings Ltd.	565,600	494

China Taiping Insurance Holdings Co. Ltd.	464,304	703

China Traditional Chinese Medicine Holdings Co. Ltd.	798,000	402

China Youzan Ltd.*	3,936,000	492

COSCO SHIPPING Ports Ltd.	446,821	386

Far East Horizon Ltd.	472,000	474

Geely Automobile Holdings Ltd.	1,655,641	4,693

Guangdong Investment Ltd.	818,514	1,067

Hopson Development Holdings Ltd.	186,000	660

Huabao International Holdings Ltd.	257,000	501

Hutchmed China Ltd. ADR*	23,480	860

Kingboard Holdings Ltd.	189,000	850

Kingboard Laminates Holdings Ltd.	267,000	435

Kunlun Energy Co. Ltd.	1,113,230	1,157

Lee & Man Paper Manufacturing Ltd.	362,000	266

Nine Dragons Paper Holdings Ltd.	467,923	572

Shanghai Industrial Urban Development Group Ltd.(4)	1	—

Shenzhen International Holdings Ltd.	309,274	398

Shenzhen Investment Ltd.	542,200	136

Shimao Group Holdings Ltd.	354,903	648

Sino Biopharmaceutical Ltd.	2,896,750	2,414

SSY Group Ltd.	440,000	235

Sun Art Retail Group Ltd.	568,000	261

Vinda International Holdings Ltd.	103,000	305

Wharf Holdings (The) Ltd.	391,000	1,295

Yuexiu Property Co. Ltd.	399,600	375

		48,607

Hungary – 0.2%

MOL Hungarian Oil & Gas PLC	115,314	959

See Notes to the Financial Statements.

EQUITY FUNDS	64	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Hungary – 0.2% continued

OTP Bank Nyrt.*	62,731	$3,678

Richter Gedeon Nyrt.	37,629	1,024

		5,661

India – 11.8%

ACC Ltd.	22,187	673

Adani Enterprises Ltd.	78,405	1,540

Adani Green Energy Ltd.*	111,467	1,713

Adani Ports & Special Economic Zone Ltd.	143,986	1,423

Adani Total Gas Ltd.	78,372	1,490

Adani Transmission Ltd.*	78,383	1,631

Ambuja Cements Ltd.	199,447	1,074

Apollo Hospitals Enterprise Ltd.	28,554	1,717

Asian Paints Ltd.	107,747	4,675

Aurobindo Pharma Ltd.	83,920	809

Avenue Supermarts Ltd.*	46,078	2,625

Axis Bank Ltd.*	637,075	6,563

Bajaj Auto Ltd.	19,663	1,009

Bajaj Finance Ltd.	76,136	7,816

Bajaj Finserv Ltd.	10,903	2,609

Balkrishna Industries Ltd.	24,758	840

Bandhan Bank Ltd.	182,684	691

Berger Paints India Ltd.	69,548	758

Bharat Electronics Ltd.	346,525	937

Bharat Forge Ltd.	64,960	636

Bharat Petroleum Corp. Ltd.	241,474	1,404

Bharti Airtel Ltd.*	690,800	6,333

Biocon Ltd.*	124,870	608

Britannia Industries Ltd.	31,203	1,659

Cholamandalam Investment and Finance Co. Ltd.	116,649	880

Cipla Ltd.	137,315	1,820

Coal India Ltd.	433,052	1,071

Colgate-Palmolive India Ltd.	33,371	746

Container Corp. of India Ltd.	68,336	645

Dabur India Ltd.	174,296	1,448

Divi’s Laboratories Ltd.	36,919	2,376

DLF Ltd.	168,247	932

Dr. Reddy’s Laboratories Ltd.	33,077	2,176

Eicher Motors Ltd.	38,735	1,445

GAIL India Ltd.	453,020	954

Godrej Consumer Products Ltd.*	101,782	1,396

Grasim Industries Ltd.	75,122	1,675

Havells India Ltd.	68,988	1,274

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

India – 11.8% continued

HCL Technologies Ltd.	305,465	$5,246

HDFC Asset Management Co. Ltd.	15,813	618

HDFC Life Insurance Co. Ltd.	230,162	2,234

Hero MotoCorp Ltd.	32,488	1,231

Hindalco Industries Ltd.	433,330	2,838

Hindustan Petroleum Corp. Ltd.	166,094	671

Hindustan Unilever Ltd.	231,692	8,426

Housing Development Finance Corp. Ltd.	482,725	17,665

ICICI Bank Ltd.	1,440,454	13,540

ICICI Lombard General Insurance Co. Ltd.	63,339	1,356

ICICI Prudential Life Insurance Co. Ltd.	104,603	936

Indian Oil Corp. Ltd.	541,627	903

Indraprastha Gas Ltd.	78,218	557

Indus Towers Ltd.	188,910	777

Info Edge India Ltd.	22,011	1,906

Infosys Ltd.	961,303	21,400

InterGlobe Aviation Ltd.*	25,798	699

Ipca Laboratories Ltd.	20,092	654

ITC Ltd.	822,044	2,598

JSW Steel Ltd.	239,866	2,128

Jubilant Foodworks Ltd.	21,205	1,151

Kotak Mahindra Bank Ltd.	155,933	4,199

Larsen & Toubro Infotech Ltd.	15,043	1,163

Larsen & Toubro Ltd.	193,426	4,415

Lupin Ltd.	63,872	816

Mahindra & Mahindra Ltd.	241,396	2,595

Marico Ltd.	146,300	1,072

Maruti Suzuki India Ltd.	37,631	3,715

Motherson Sumi Systems Ltd.	363,887	1,096

MRF Ltd.	498	531

Muthoot Finance Ltd.	33,963	660

Nestle India Ltd.	9,570	2,495

NTPC Ltd.	1,337,758	2,542

Oil & Natural Gas Corp. Ltd.	716,116	1,388

Page Industries Ltd.	1,655	704

Petronet LNG Ltd.	209,050	668

PI Industries Ltd.	23,608	1,008

Pidilite Industries Ltd.	43,575	1,393

Piramal Enterprises Ltd.	27,892	965

Power Grid Corp. of India Ltd.	877,427	2,225

REC Ltd.	248,844	527

Reliance Industries Ltd.	804,804	27,216

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	65	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

India – 11.8% continued

SBI Cards & Payment Services Ltd.*	66,497	$916

SBI Life Insurance Co. Ltd.	128,468	2,096

Shree Cement Ltd.	3,066	1,190

Shriram Transport Finance Co. Ltd.	58,125	1,010

Siemens Ltd.	20,440	585

State Bank of India	500,095	3,055

Sun Pharmaceutical Industries Ltd.	233,576	2,560

Tata Consultancy Services Ltd.	260,921	13,212

Tata Consumer Products Ltd.	170,011	1,853

Tata Motors Ltd.*	473,098	2,096

Tata Steel Ltd.	200,387	3,416

Tech Mahindra Ltd.	176,187	3,262

Titan Co. Ltd.	98,996	2,878

Torrent Pharmaceuticals Ltd.	14,569	606

Trent Ltd.	53,436	734

UltraTech Cement Ltd.	28,254	2,813

United Spirits Ltd.*	83,569	952

UPL Ltd.	141,810	1,342

Vedanta Ltd.	304,130	1,172

Wipro Ltd.	390,838	3,307

Yes Bank Ltd.*	3,194,901	541

		268,594

Indonesia – 1.3%

Adaro Energy Tbk PT	4,130,720	506

Aneka Tambang Tbk	2,361,100	372

Astra International Tbk PT	5,581,760	2,133

Bank Central Asia Tbk PT	3,118,092	7,627

Bank Mandiri Persero Tbk PT	5,302,210	2,253

Bank Negara Indonesia Persero Tbk PT	2,127,109	792

Bank Rakyat Indonesia Persero Tbk PT	19,170,065	5,095

Barito Pacific Tbk PT	8,294,500	552

Charoen Pokphand Indonesia Tbk PT	2,116,535	939

Gudang Garam Tbk PT	138,015	313

Indah Kiat Pulp & Paper Corp. Tbk PT	785,000	469

Indocement Tunggal Prakarsa Tbk PT	422,503	307

Indofood CBP Sukses Makmur Tbk PT	663,600	386

Indofood Sukses Makmur Tbk PT	1,306,371	577

Kalbe Farma Tbk PT	5,997,780	596

Merdeka Copper Gold Tbk PT*	3,089,500	539

Sarana Menara Nusantara Tbk PT	6,695,900	618

Semen Indonesia Persero Tbk PT	820,955	466

Telkom Indonesia Persero Tbk PT	13,845,462	3,554

Tower Bersama Infrastructure Tbk PT	2,244,900	463

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Indonesia – 1.3% continued

Unilever Indonesia Tbk PT	2,084,940	$573

United Tractors Tbk PT	473,571	851

		29,981

Kuwait – 0.6%

Agility Public Warehousing Co. K.S.C.	345,208	1,123

Boubyan Bank K.S.C.P.*	321,213	816

Kuwait Finance House K.S.C.P.	1,295,531	3,532

Mabanee Co. KPSC	168,476	430

Mobile Telecommunications Co. K.S.C.P.	619,874	1,231

National Bank of Kuwait S.A.K.P.	1,931,518	6,095

		13,227

Malaysia – 1.3%

AMMB Holdings Bhd.*	532,337	404

Axiata Group Bhd.	775,603	723

CIMB Group Holdings Bhd.	1,833,205	2,089

Dialog Group Bhd.	1,132,844	645

DiGi.Com Bhd.	885,200	938

Fraser & Neave Holdings Bhd.	38,100	242

Genting Bhd.	611,900	736

Genting Malaysia Bhd.	852,000	610

HAP Seng Consolidated Bhd.	148,500	280

Hartalega Holdings Bhd.	494,800	725

Hong Leong Bank Bhd.	173,198	780

Hong Leong Financial Group Bhd.	62,128	271

IHH Healthcare Bhd.	508,400	812

IOI Corp. Bhd.	719,640	647

Kossan Rubber Industries	367,400	202

Kuala Lumpur Kepong Bhd.	117,692	564

Malayan Banking Bhd.	1,111,676	2,136

Malaysia Airports Holdings Bhd.*	312,593	515

Maxis Bhd.	640,051	716

MISC Bhd.	399,360	654

Nestle Malaysia Bhd.	19,800	629

Petronas Chemicals Group Bhd.	653,800	1,354

Petronas Dagangan Bhd.	87,600	397

Petronas Gas Bhd.	219,700	879

PPB Group Bhd.	177,600	778

Press Metal Aluminium Holdings Bhd.	916,800	1,254

Public Bank Bhd.	4,078,905	3,959

QL Resources Bhd.	314,250	403

RHB Bank Bhd.	475,292	619

Sime Darby Bhd.	781,128	421

Sime Darby Plantation Bhd.	497,165	424

See Notes to the Financial Statements.

EQUITY FUNDS	66	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Malaysia – 1.3% continued

Supermax Corp. Bhd.	450,333	$256

Telekom Malaysia Bhd.	326,586	443

Tenaga Nasional Bhd.	655,150	1,508

Top Glove Corp. Bhd.	1,519,400	1,045

Westports Holdings Bhd.	286,200	308

		29,366

Mexico – 1.8%

America Movil S.A.B. de C.V., Series L	9,593,635	8,491

Arca Continental S.A.B. de C.V.	126,484	770

Becle S.A.B. de C.V.	157,200	339

Cemex S.A.B. de C.V., Series CPO*	4,215,152	3,045

Coca-Cola Femsa S.A.B. de C.V.	147,222	831

Fibra Uno Administracion S.A. de C.V.	894,601	1,018

Fomento Economico Mexicano S.A.B. de C.V., Series UBD	543,343	4,714

Gruma S.A.B. de C.V., Class B	60,560	692

Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	103,802	1,207

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	59,690	1,114

Grupo Bimbo S.A.B. de C.V., Series A	456,828	1,284

Grupo Carso S.A.B. de C.V., Series A1	135,273	468

Grupo Financiero Banorte S.A.B. de C.V., Series O	726,888	4,659

Grupo Financiero Inbursa S.A.B. de C.V., Series O*	648,933	611

Grupo Mexico S.A.B. de C.V., Series B	867,639	3,450

Grupo Televisa S.A.B., Series CPO	686,814	1,511

Industrias Penoles S.A.B. de C.V.*	41,489	490

Kimberly-Clark de Mexico S.A.B. de C.V., Class A	397,727	653

Megacable Holdings S.A.B. de C.V., Series CPO	83,551	255

Orbia Advance Corp. S.A.B. de C.V.	298,180	766

Promotora y Operadora de

Infraestructura S.A.B. de C.V.	65,855	455

Telesites S.A.B. de C.V.*	389,600	335

Wal-Mart de Mexico S.A.B. de C.V.	1,464,683	4,964

		42,122

Pakistan – 0.0%

Habib Bank Ltd.	161,400	104

Lucky Cement Ltd.*	34,298	145

MCB Bank Ltd.	125,000	111

		360

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Peru – 0.2%

Cia de Minas Buenaventura S.A.A. ADR*	61,890	$418

Credicorp Ltd.	19,288	2,140

Southern Copper Corp.	24,357	1,368

		3,926

Philippines – 0.6%

Aboitiz Equity Ventures, Inc.	570,189	541

Ayala Corp.	76,817	1,228

Ayala Land, Inc.	2,320,660	1,515

Bank of the Philippine Islands	516,046	824

BDO Unibank, Inc.	538,189	1,163

Globe Telecom, Inc.	7,185	420

GT Capital Holdings, Inc.	27,972	279

International Container Terminal Services, Inc.	286,050	1,093

JG Summit Holdings, Inc.	867,743	1,106

Jollibee Foods Corp.	128,873	517

Manila Electric Co.	66,140	385

Metro Pacific Investments Corp.	3,268,400	232

Metropolitan Bank & Trust Co.	516,249	441

PLDT, Inc.	21,005	693

SM Investments Corp.	69,362	1,341

SM Prime Holdings, Inc.	2,889,813	1,853

Universal Robina Corp.	236,890	630

		14,261

Poland – 0.7%

Allegro.eu S.A.*	103,254	1,501

Bank Polska Kasa Opieki S.A.	52,654	1,364

CD Projekt S.A.	19,929	955

Cyfrowy Polsat S.A.	82,593	740

Dino Polska S.A.*	14,041	1,172

KGHM Polska Miedz S.A.	38,460	1,523

LPP S.A.	312	1,150

Orange Polska S.A.*	190,250	384

PGE Polska Grupa Energetyczna S.A.*	241,467	541

Polski Koncern Naftowy ORLEN S.A.	85,954	1,772

Polskie Gornictwo Naftowe i Gazownictwo S.A.	485,387	788

Powszechna Kasa Oszczednosci Bank Polski S.A.*	242,572	2,574

Powszechny Zaklad Ubezpieczen S.A.	173,519	1,585

Santander Bank Polska S.A.*	10,254	773

		16,822

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	67	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Qatar – 0.7%

Barwa Real Estate Co.	522,603	$451

Commercial Bank PSQC (The)	501,025	848

Industries Qatar QSC	428,945	1,819

Masraf Al Rayan QSC	1,060,631	1,307

Mesaieed Petrochemical Holding Co.	1,186,302	733

Ooredoo QPSC	227,831	458

Qatar Electricity & Water Co. QSC	124,421	578

Qatar Fuel QSC	136,536	672

Qatar Gas Transport Co. Ltd.	719,290	611

Qatar International Islamic Bank QSC	212,858	568

Qatar Islamic Bank S.A.Q.	321,702	1,619

Qatar National Bank QPSC	1,282,624	6,745

		16,409

Romania – 0.0%

NEPI Rockcastle PLC	120,200	834

Russia – 3.8%

Alrosa PJSC	739,770	1,346

Gazprom PJSC	3,333,558	16,502

Gazprom PJSC ADR	134	1

Inter RAO UES PJSC	10,354,623	661

LUKOIL PJSC	116,802	11,074

Magnit PJSC	2,287	191

Magnit PJSC GDR (Registered)	82,678	1,386

Mail.Ru Group Ltd. GDR (Registered)*	33,573	685

MMC Norilsk Nickel PJSC	17,776	5,319

Mobile TeleSystems PJSC ADR	128,350	1,237

Moscow Exchange MICEX-RTS PJSC	419,576	1,002

Novatek PJSC GDR (Registered)	25,445	6,617

Novolipetsk Steel PJSC	432,550	1,289

Ozon Holdings PLC ADR*	13,658	678

PhosAgro PJSC GDR (Registered)	35,003	791

Polymetal International PLC	101,653	1,725

Polyus PJSC	9,873	1,617

Rosneft Oil Co. PJSC	318,005	2,679

Rosneft Oil Co. PJSC GDR (Registered)	6,396	53

Sberbank of Russia PJSC	56,000	262

Sberbank of Russia PJSC (Moscow Exchange)	2,988,822	13,935

Severstal PAO	55,330	1,155

Severstal PAO GDR (Registered)	1,839	38

Surgutneftegas PJSC	1,902,467	958

Surgutneftegas PJSC ADR	4,629	23

Tatneft PJSC	395,828	2,859

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Russia – 3.8% continued

TCS Group Holding PLC GDR (Registered)	33,438	$3,052

VTB Bank PJSC	800,566,738	569

VTB Bank PJSC GDR(5) (6)	11,036	16

VTB Bank PJSC GDR (Registered)	56,890	78

X5 Retail Group N.V. GDR (Registered)	34,956	1,134

Yandex N.V., Class A*	85,645	6,849

		85,781

Saudi Arabia – 3.3%

Abdullah Al Othaim Markets Co.	12,656	380

Advanced Petrochemical Co.	30,924	619

Al Rajhi Bank	344,530	11,261

Alinma Bank	268,136	1,713

Almarai Co. JSC	71,254	1,100

Arab National Bank	173,390	1,062

Bank AlBilad*	105,593	1,148

Bank Al-Jazira	115,310	565

Banque Saudi Fransi	169,958	1,893

Bupa Arabia for Cooperative Insurance Co.	16,800	669

Co for Cooperative Insurance (The)	17,476	403

Dar Al Arkan Real Estate Development Co.*	154,388	423

Dr. Sulaiman Al Habib Medical Services Group Co.	15,044	697

Emaar Economic City*	109,771	389

Etihad Etisalat Co.	105,721	879

Jarir Marketing Co.	15,733	879

Mobile Telecommunications Co. Saudi Arabia*	120,491	450

Mouwasat Medical Services Co.	13,892	670

National Industrialization Co.*	94,064	589

National Petrochemical Co.	34,515	460

Rabigh Refining & Petrochemical Co.*	62,849	468

Riyad Bank	385,317	2,770

SABIC Agri-Nutrients Co.	60,773	2,803

Sahara International Petrochemical Co.	102,232	1,184

Saudi Arabian Mining Co.*	119,596	2,665

Saudi Arabian Oil Co.	627,403	6,022

Saudi Basic Industries Corp.	253,351	8,593

Saudi British Bank (The)	235,688	2,077

Saudi Cement Co.	21,013	351

Saudi Electricity Co.	228,678	1,638

Saudi Industrial Investment Group	64,563	703

See Notes to the Financial Statements.

EQUITY FUNDS	68	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Saudi Arabia – 3.3% continued

Saudi Kayan Petrochemical Co.*	207,779	$1,135

Saudi National Bank (The)	617,597	10,105

Saudi Telecom Co.	168,678	5,714

Savola Group (The)	69,847	698

Yanbu National Petrochemical Co.	71,374	1,355

		74,530

Singapore – 0.1%

BOC Aviation Ltd.	59,400	494

JOYY, Inc. ADR	15,412	845

		1,339

South Africa – 3.0%

Absa Group Ltd.	205,116	2,065

African Rainbow Minerals Ltd.	29,267	368

Anglo American Platinum Ltd.	15,084	1,305

AngloGold Ashanti Ltd.	116,028	1,846

Aspen Pharmacare Holdings Ltd.	111,433	2,004

Bid Corp. Ltd.*	92,406	1,987

Bidvest Group (The) Ltd.	82,824	1,071

Capitec Bank Holdings Ltd.	23,067	2,787

Clicks Group Ltd.	71,493	1,316

Discovery Ltd.*	123,182	1,119

Exxaro Resources Ltd.	72,060	767

FirstRand Ltd.	1,416,994	6,010

Gold Fields Ltd.	254,349	2,072

Growthpoint Properties Ltd.	931,552	885

Harmony Gold Mining Co. Ltd.	159,898	497

Impala Platinum Holdings Ltd.	222,133	2,485

Kumba Iron Ore Ltd.	18,486	609

Mr Price Group Ltd.	73,990	988

MTN Group Ltd.*	476,517	4,472

MultiChoice Group	106,796	808

Naspers Ltd., Class N	61,049	10,060

Nedbank Group Ltd.	107,706	1,243

Northam Platinum Holdings Ltd.*	98,919	1,178

Old Mutual Ltd.	1,339,337	1,464

Rand Merchant Investment Holdings Ltd.	216,879	541

Reinet Investments S.C.A.	38,801	729

Remgro Ltd.	142,330	1,290

Sanlam Ltd.	524,821	2,227

Sasol Ltd.*	160,950	3,043

Shoprite Holdings Ltd.	143,825	1,703

Sibanye Stillwater Ltd.	783,355	2,414

SPAR Group (The) Ltd.	54,544	711

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

South Africa – 3.0% continued

Standard Bank Group Ltd.	363,833	$3,455

Tiger Brands Ltd.	49,137	610

Vodacom Group Ltd.	184,400	1,764

Woolworths Holdings Ltd.	282,495	1,110

		69,003

South Korea – 11.5%

Alteogen, Inc.*	8,077	488

Amorepacific Corp.	9,145	1,363

AMOREPACIFIC Group	8,413	344

BGF retail Co. Ltd.	2,232	320

Celltrion Healthcare Co. Ltd.*	23,795	2,189

Celltrion Pharm, Inc.*	4,881	604

Celltrion, Inc.*	27,124	5,938

Cheil Worldwide, Inc.	19,809	376

CJ CheilJedang Corp.	2,387	818

CJ Corp.	4,016	330

CJ ENM Co. Ltd.	2,933	373

CJ Logistics Corp.*	2,659	342

Coway Co. Ltd.	15,735	979

Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	10,696	238

DB Insurance Co. Ltd.	12,889	684

Doosan Bobcat, Inc.*	14,702	489

Doosan Heavy Industries & Construction Co. Ltd.*	76,057	1,300

Douzone Bizon Co. Ltd.	5,901	477

Ecopro B.M. Co. Ltd.	3,034	1,184

E-MART, Inc.	5,605	766

Fila Holdings Corp.	13,788	493

Green Cross Corp.	1,658	462

GS Engineering & Construction Corp.	17,990	639

GS Holdings Corp.	13,154	493

Hana Financial Group, Inc.	83,511	3,223

Hankook Tire & Technology Co. Ltd.	21,330	768

Hanmi Pharm Co. Ltd.	1,906	441

Hanon Systems	49,770	650

Hanwha Solutions Corp.*	34,156	1,285

HLB, Inc.*	25,864	1,232

HMM Co. Ltd.*	73,769	2,076

Hotel Shilla Co. Ltd.	8,786	637

HYBE Co. Ltd.*	3,922	977

Hyundai Engineering & Construction Co. Ltd.	22,393	955

Hyundai Glovis Co. Ltd.	5,372	742

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	69	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

South Korea – 11.5% continued

Hyundai Heavy Industries Holdings Co. Ltd.	13,600	$736

Hyundai Mobis Co. Ltd.	18,619	3,924

Hyundai Motor Co.	38,977	6,494

Hyundai Steel Co.	24,874	975

Industrial Bank of Korea	74,194	650

Kakao Corp.	87,420	8,564

KakaoBank Corp.*	14,829	857

Kangwon Land, Inc.*	27,772	666

KB Financial Group, Inc.	110,980	5,160

Kia Corp.	74,030	5,002

Korea Aerospace Industries Ltd.	20,980	582

Korea Electric Power Corp.	73,594	1,460

Korea Investment Holdings Co. Ltd.	12,032	864

Korea Shipbuilding & Offshore Engineering Co. Ltd.*	10,668	904

Korea Zinc Co. Ltd.	2,454	1,032

Korean Air Lines Co. Ltd.*	48,161	1,359

KT&G Corp.	33,296	2,272

Kumho Petrochemical Co. Ltd.	5,207	826

LG Chem Ltd.	12,910	8,433

LG Corp.	24,557	1,910

LG Display Co. Ltd.*	65,961	1,046

LG Electronics, Inc.	29,852	3,167

LG Household & Health Care Ltd.	2,612	2,936

LG Innotek Co. Ltd.	4,062	703

LG Uplus Corp.	61,397	771

Lotte Chemical Corp.	4,843	982

Lotte Shopping Co. Ltd.	3,247	278

Meritz Securities Co. Ltd.	75,104	313

Mirae Asset Securities Co. Ltd.	80,818	583

NAVER Corp.	34,730	11,317

NCSoft Corp.	4,627	2,343

Netmarble Corp.	6,157	610

NH Investment & Securities Co. Ltd.	38,770	417

Orion Corp.	6,712	660

Pan Ocean Co. Ltd.	76,849	481

Pearl Abyss Corp.*	8,650	582

POSCO	20,704	5,754

POSCO Chemical Co. Ltd.	8,832	1,297

S-1 Corp.	4,958	349

Samsung Biologics Co. Ltd.*	4,629	3,388

Samsung C&T Corp.	23,477	2,414

Samsung Electro-Mechanics Co. Ltd.	15,616	2,297

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

South Korea – 11.5% continued

Samsung Electronics Co. Ltd.	1,344,000	$83,649

Samsung Engineering Co. Ltd.*	44,732	948

Samsung Fire & Marine Insurance Co. Ltd.	8,527	1,683

Samsung Heavy Industries Co. Ltd.*	136,123	710

Samsung Life Insurance Co. Ltd.	19,322	1,187

Samsung SDI Co. Ltd.	15,482	9,313

Samsung SDS Co. Ltd.	9,624	1,296

Samsung Securities Co. Ltd.	17,723	708

Seegene, Inc.	10,582	544

Shin Poong Pharmaceutical Co. Ltd.	9,229	445

Shinhan Financial Group Co. Ltd.	123,162	4,137

Shinsegae, Inc.	2,125	470

SK Biopharmaceuticals Co. Ltd.*	7,717	657

SK Bioscience Co. Ltd.*	5,164	1,183

SK Chemicals Co. Ltd.	2,216	529

SK Hynix, Inc.	154,013	13,281

SK IE Technology Co. Ltd.*	3,881	737

SK Innovation Co. Ltd.*	14,293	3,152

SK Telecom Co. Ltd.	2,242	611

SK, Inc.	9,005	2,000

SKC Co. Ltd.	5,915	828

S-Oil Corp.	12,824	1,177

Woori Financial Group, Inc.	142,116	1,382

Yuhan Corp.	12,705	655

		261,315

Taiwan – 14.0%

Accton Technology Corp.	144,000	1,354

Acer, Inc.	787,800	697

Advantech Co. Ltd.	109,793	1,433

ASE Technology Holding Co. Ltd.	912,928	3,554

Asia Cement Corp.	613,567	998

ASMedia Technology, Inc.	8,000	469

Asustek Computer, Inc.	201,546	2,342

AU Optronics Corp.	2,332,215	1,454

Catcher Technology Co. Ltd.	197,111	1,178

Cathay Financial Holding Co. Ltd.	2,224,212	4,554

Chailease Holding Co. Ltd.	362,895	3,189

Chang Hwa Commercial Bank Ltd.	1,167,586	689

Cheng Shin Rubber Industry Co. Ltd.	464,184	587

China Development Financial Holding Corp.	3,729,868	1,875

China Life Insurance Co. Ltd.	544,802	560

China Steel Corp.	3,314,156	4,223

See Notes to the Financial Statements.

EQUITY FUNDS	70	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Taiwan – 14.0% continued

Chunghwa Telecom Co. Ltd.	1,079,493	$4,270

Compal Electronics, Inc.	1,196,759	1,009

CTBC Financial Holding Co. Ltd.	5,212,878	4,251

Delta Electronics, Inc.	547,343	4,924

E.Sun Financial Holding Co. Ltd.	3,375,348	3,172

Eclat Textile Co. Ltd.	54,182	1,172

Evergreen Marine Corp. Taiwan Ltd.	711,891	3,129

Far Eastern New Century Corp.	759,789	806

Far EasTone Telecommunications Co. Ltd.	424,345	936

Feng TAY Enterprise Co. Ltd.	123,928	947

First Financial Holding Co. Ltd.	2,906,478	2,343

Formosa Chemicals & Fibre Corp.	988,499	2,949

Formosa Petrochemical Corp.	323,487	1,146

Formosa Plastics Corp.	1,063,682	4,277

Foxconn Technology Co. Ltd.	264,131	661

Fubon Financial Holding Co. Ltd.	2,058,128	5,614

Giant Manufacturing Co. Ltd.	85,483	966

Globalwafers Co. Ltd.	61,000	1,723

Hiwin Technologies Corp.	78,244	859

Hon Hai Precision Industry Co. Ltd.	3,517,942	13,147

Hotai Motor Co. Ltd.	82,900	1,736

Hua Nan Financial Holdings Co. Ltd.	2,471,022	1,797

Innolux Corp.	2,588,900	1,557

Inventec Corp.	758,314	696

Largan Precision Co. Ltd.	27,835	2,168

Lite-On Technology Corp.	602,964	1,348

MediaTek, Inc.	426,334	13,742

Mega Financial Holding Co. Ltd.	3,103,543	3,567

Micro-Star International Co. Ltd.	193,000	882

momo.com, Inc.	13,000	755

Nan Ya Plastics Corp.	1,450,951	4,705

Nan Ya Printed Circuit Board Corp.	64,000	986

Nanya Technology Corp.	351,071	818

Nien Made Enterprise Co. Ltd.	47,000	664

Novatek Microelectronics Corp.	161,850	2,350

Oneness Biotech Co. Ltd.*	64,000	424

Pegatron Corp.	563,594	1,347

Phison Electronics Corp.	42,608	571

Pou Chen Corp.	679,093	814

Powertech Technology, Inc.	200,568	742

President Chain Store Corp.	161,220	1,618

Quanta Computer, Inc.	771,576	2,141

Realtek Semiconductor Corp.	127,457	2,246

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Taiwan – 14.0% continued

Ruentex Development Co. Ltd.	331,989	$676

Shanghai Commercial & Savings Bank (The) Ltd.	985,359	1,557

Shin Kong Financial Holding Co. Ltd.	3,142,907	1,041

SinoPac Financial Holdings Co. Ltd.	2,755,792	1,366

Synnex Technology International Corp.	384,940	714

Taishin Financial Holding Co. Ltd.	2,857,789	1,840

Taiwan Cement Corp.	1,412,824	2,582

Taiwan Cooperative Financial Holding Co. Ltd.	2,662,816	2,102

Taiwan High Speed Rail Corp.	565,000	599

Taiwan Mobile Co. Ltd.	474,076	1,683

Taiwan Semiconductor Manufacturing Co. Ltd.	6,939,749	143,105

Unimicron Technology Corp.	345,000	1,606

Uni-President Enterprises Corp.	1,347,150	3,276

United Microelectronics Corp.	3,324,043	7,585

Vanguard International Semiconductor Corp.	256,000	1,377

Walsin Technology Corp.*	90,000	488

Wan Hai Lines Ltd.	172,700	1,231

Win Semiconductors Corp.	97,000	1,069

Winbond Electronics Corp.	865,000	806

Wistron Corp.	761,449	750

Wiwynn Corp.	23,000	715

WPG Holdings Ltd.	451,290	784

Ya Hsin Industrial Co. Ltd.(3) *	121,548	—

Yageo Corp.	106,377	1,669

Yang Ming Marine Transport Corp.*	451,000	1,899

Yuanta Financial Holding Co. Ltd.	2,662,846	2,344

Zhen Ding Technology Holding Ltd.	186,850	659

		318,654

Thailand – 1.6%

Advanced Info Service PCL (Registered)	194,000	1,124

Advanced Info Service PCL NVDR	132,799	769

Airports of Thailand PCL NVDR	1,180,700	2,114

Asset World Corp. PCL NVDR*	2,413,800	329

B Grimm Power PCL NVDR (Registered)	224,600	269

Bangkok Commercial Asset Management PCL NVDR (Registered)	510,100	275

Bangkok Dusit Medical Services PCL NVDR	2,632,600	1,764

Bangkok Expressway & Metro PCL NVDR (Registered)	1,985,998	512

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	71	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Thailand – 1.6% continued

Berli Jucker PCL NVDR	344,900	$333

BTS Group Holdings PCL NVDR	2,077,000	576

Bumrungrad Hospital PCL NVDR	136,587	566

Carabao Group PCL NVDR	85,000	299

Central Pattana PCL NVDR	581,100	908

Central Retail Corp. PCL NVDR (Registered)	522,358	515

Charoen Pokphand Foods PCL NVDR	1,020,957	775

CP ALL PCL (Registered)	905,200	1,699

CP ALL PCL NVDR	718,536	1,341

Delta Electronics Thailand PCL NVDR	89,000	1,229

Electricity Generating PCL NVDR	74,900	383

Energy Absolute PCL NVDR	408,600	738

Global Power Synergy PCL NVDR	202,900	452

Gulf Energy Development PCL NVDR (Registered)	818,050	997

Home Product Center PCL NVDR	1,516,304	605

Indorama Ventures PCL NVDR	440,447	572

Intouch Holdings PCL NVDR	320,000	763

Krung Thai Bank PCL (Registered)	699,750	228

Krung Thai Bank PCL NVDR	279,493	90

Krungthai Card PCL NVDR	259,900	420

Land & Houses PCL NVDR	1,933,700	451

Minor International PCL NVDR*	892,930	828

Muangthai Capital PCL NVDR (Registered)	212,900	363

Osotspa PCL NVDR	351,800	353

PTT Exploration & Production PCL (Registered)	242,500	842

PTT Exploration & Production PCL NVDR	130,143	450

PTT Global Chemical PCL (Registered)	189,814	355

PTT Global Chemical PCL NVDR	413,676	766

PTT Oil & Retail Business PCL NVDR	838,900	680

PTT PCL (Registered)	1,835,000	2,115

PTT PCL NVDR	952,500	1,094

Ratch Group PCL NVDR	231,700	309

SCG Packaging PCL NVDR	368,000	653

Siam Cement (The) PCL (Registered)	51,000	606

Siam Cement (The) PCL NVDR	165,998	1,964

Siam Commercial Bank (The) PCL (Registered)	195,100	704

Siam Commercial Bank (The) PCL NVDR	45,876	163

Sri Trang Gloves Thailand PCL NVDR	288,100	265

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.8% (1) continued

Thailand – 1.6% continued

Srisawad Corp. PCL NVDR	215,700	$398

Thai Oil PCL (Registered)	97,800	151

Thai Oil PCL NVDR	181,995	280

Thai Union Group PCL NVDR	776,300	496

True Corp. PCL NVDR	3,378,252	377

		35,308

Turkey – 0.3%

Akbank T.A.S.	880,776	528

Anadolu Efes Biracilik Ve Malt Sanayii A.S.(4)	1	—

Aselsan Elektronik Sanayi Ve Ticaret A.S.	199,182	339

BIM Birlesik Magazalar A.S.	131,701	947

Eregli Demir ve Celik Fabrikalari T.A.S.	402,377	752

Ford Otomotiv Sanayi A.S.	20,141	378

Is Gayrimenkul Yatirim Ortakligi A.S.(4) *	1	—

KOC Holding A.S.	193,586	491

Turk Hava Yollari A.O.(4) *	1	—

Turkcell Iletisim Hizmetleri A.S.	318,536	549

Turkiye Garanti Bankasi A.S.	658,026	683

Turkiye Is Bankasi A.S., Class C	471,897	274

Turkiye Petrol Rafinerileri A.S.*	35,005	451

Turkiye Sise ve Cam Fabrikalari A.S.	396,264	365

		5,757

United Arab Emirates – 0.8%

Abu Dhabi Commercial Bank PJSC	789,735	1,604

Abu Dhabi Islamic Bank PJSC	377,325	595

Abu Dhabi National Oil Co. for

Distribution PJSC	718,847	816

Aldar Properties PJSC	1,103,290	1,225

Dubai Islamic Bank PJSC	519,496	699

Emaar Properties PJSC	970,853	1,077

Emirates NBD Bank PJSC	697,901	2,700

Emirates Telecommunications Group Co. PJSC	487,282	3,189

First Abu Dhabi Bank PJSC	1,229,012	5,947

		17,852

Uruguay – 0.1%

Globant S.A.*	11,275	3,168

Total Common Stocks

(Cost $1,406,596)		2,159,649

See Notes to the Financial Statements.

EQUITY FUNDS	72	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

PREFERRED STOCKS – 2.0% (1)

Brazil – 1.2%

Alpargatas S.A.*	52,900	$513

Banco Bradesco S.A.*	1,365,073	5,214

Bradespar S.A., 6.28%(7)	74,432	711

Braskem S.A., Class A*	54,200	591

Centrais Eletricas Brasileiras S.A., Class B, 5.68%(7)	72,241	514

Cia Energetica de Minas Gerais, 3.90%(7)	301,301	775

Cia Paranaense de Energia, Class B, 6.92%(7)	142,800	192

Gerdau S.A., 8.00%(7)	327,561	1,630

Itau Unibanco Holding S.A., 0.72%(7)	1,363,539	7,251

Itausa S.A., 0.71%(7)	1,212,539	2,491

Petroleo Brasileiro S.A., 2.77%(7)	1,334,195	6,664

		26,546

Chile – 0.1%

Sociedad Quimica y Minera de Chile S.A., Class B, 0.97%(7)	37,521	2,025

Colombia – 0.0%

Bancolombia S.A., 0.78%(7)	129,894	1,126

Russia – 0.0%

Surgutneftegas PJSC, 16.25%(7)	2,039,937	1,130

South Korea – 0.7%

Hyundai Motor Co., 4.40%(7)	6,640	538

Hyundai Motor Co. (2nd Preferred), 4.48%(7)	10,342	826

LG Chem Ltd., 2.72%(7)	2,197	696

LG Household & Health Care Ltd., 1.73%(7)	613	331

Samsung Electronics Co. Ltd., 2.16%(7)	232,216	13,592

		15,983

Total Preferred Stocks

(Cost $36,695)		46,810

RIGHTS – 0.0%

India – 0.0%

Bharti Airtel Ltd.*	49,342	102

South Korea – 0.0%

Hyundai Engineering & Construction Co. Ltd.*	380	26

Samsung Heavy Industries Co. Ltd.*	45,062	40

		66

Total Rights

(Cost $—)		168

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

BTS Group Holdings PCL, Exp. 11/20/26, Strike $14.90(3) *	477,300	$—

BTS Group Holdings PCL, Exp. 11/7/24, Strike $11.90(3) *	238,650	—

BTS Group Holdings PCL, Exp. 9/5/22, Strike $9.90*	119,325	6

		6

Total Warrants

(Cost $—)		6

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.7%

iShares Core MSCI Emerging Markets ETF	241,000	$14,885

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	45,594,313	45,594

Total Investment Companies

(Cost $60,829)		60,479

Total Investments – 99.5%

(Cost $1,504,120)		2,267,112

Other Assets less Liabilities – 0.5%		10,325

Net Assets – 100.0%		$2,277,437

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)	Value rounds to less than one thousand.
(5)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(6)

Restricted security that has been deemed illiquid. At September 30, 2021, the value of this restricted illiquid security amounted to approximately $16,000 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

VTB Bank PJSC GDR	5/11/07-10/28/09	$80

(7)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	73	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

EMERGING MARKETS EQUITY INDEX FUND continued

(9)	7-day current yield as of September 30, 2021 is disclosed.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED

THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

ETF – Exchange-Traded Fund

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Citibank	Hong Kong Dollar	45,534	United States Dollar	5,857	12/15/21	$ 6

Citibank	Indian Rupee	27,953	United States Dollar	376	12/15/21	3

Goldman Sachs	Brazilian Real	6,892	United States Dollar	1,299	12/15/21	50

Goldman Sachs	Korean Won	1,437,400	United States Dollar	1,232	12/15/21	19

Morgan Stanley	South African Rand	7,583	United States Dollar	525	12/15/21	27

Toronto-Dominion Bank	Taiwan Dollar	91,279	United States Dollar	3,308	12/15/21	13

Subtotal Appreciation						118

Total						$118

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
MSCI Emerging Markets Index (United States Dollar)	1,115	$69,442	Long	12/21	$(2,928)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Hong Kong Dollar	22.8%

Taiwan Dollar	14.2

Korean Won	12.2

Indian Rupee	11.8

United States Dollar	8.7

All other currencies less than 5%	29.8

Total Investments	99.5

Other Assets less Liabilities	0.5

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$516	$—	$—	$516

Brazil	71,941	—	—	71,941

See Notes to the Financial Statements.

EQUITY FUNDS	74	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Chile	$7,725	$—	$ —	$7,725

China	117,498	587,226	323	705,047

Colombia	2,724	—	—	2,724

Hong Kong	860	47,747	—	48,607

Mexico	42,122	—	—	42,122

Peru	3,926	—	—	3,926

Russia	1,499	84,282	—	85,781

Singapore	845	494	—	1,339

South Africa	1,178	67,825	—	69,003

South Korea	857	260,458	—	261,315

Uruguay	3,168	—	—	3,168

All Other Countries(1)	—	856,435	—	856,435

Total Common Stocks	254,859	1,904,467	323	2,159,649

Preferred Stocks:

Russia	—	1,130	—	1,130

South Korea	—	15,983	—	15,983

All Other Countries(1)	29,697	—	—	29,697

Total Preferred Stocks	29,697	17,113	—	46,810

Rights:

India	102	—	—	102

South Korea	26	40	—	66

Total Rights	128	40	—	168

Warrants	6	—	—	6

Investment Companies	60,479	—	—	60,479

Total Investments	$345,169	$1,921,620	$323	$2,267,112

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$118	$ —	$118

Liabilities

Futures Contracts	(2,928)	—	—	(2,928)

Total Other Financial Instruments	$(2,928)	$118	$ —	$(2,810)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	75	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1)

Australia – 3.3%

Abacus Property Group	343,931	$881

Arena REIT	241,832	734

Aventus Group	239,863	556

BGP Holdings PLC(2) *	6,535,576	—

BWP Trust	343,792	988

Cedar Woods Properties Ltd.	41,234	181

Centuria Industrial REIT	401,660	1,070

Centuria Office REIT	276,393	502

Charter Hall Long Wale REIT	402,723	1,431

Charter Hall Retail REIT	366,907	1,059

Charter Hall Social Infrastructure REIT	230,297	593

Dexus	760,479	5,884

GDI Property Group	351,705	293

GPT Group (The)	1,358,700	4,950

Growthpoint Properties Australia Ltd.	214,022	633

Home Consortium Ltd.	58,697	325

Ingenia Communities Group	211,271	1,008

Irongate Group	353,437	384

Lifestyle Communities Ltd.	67,681	1,069

Mirvac Group	2,785,162	5,975

National Storage REIT	792,362	1,320

Scentre Group	3,668,957	7,894

Shopping Centres Australasia Property Group	766,319	1,488

Stockland	1,688,169	5,398

Vicinity Centres	2,735,328	3,259

Waypoint REIT	554,828	1,100

		48,975

Austria – 0.2%

CA Immobilien Anlagen A.G.	30,163	1,272

IMMOFINANZ A.G.*	57,406	1,369

S IMMO A.G.	31,600	730

		3,371

Belgium – 0.9%

Aedifica S.A.	23,625	2,934

Befimmo S.A.	16,068	644

Cofinimmo S.A.	19,865	2,998

Immobel S.A.	2,619	226

Intervest Offices & Warehouses N.V.	14,805	404

Montea N.V.	7,340	972

Retail Estates N.V.	7,152	522

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Belgium – 0.9% continued

Warehouses De Pauw - C.V.A.	97,389	$3,937

Xior Student Housing N.V.	14,923	844

		13,481

Brazil – 0.2%

Aliansce Sonae Shopping Centers S.A.	101,800	423

BR Malls Participacoes S.A.*	610,913	911

BR Properties S.A.	161,252	236

Iguatemi Empresa de Shopping Centers S.A.	63,303	365

Jereissati Participacoes S.A.	26,900	132

JHSF Participacoes S.A.	221,263	240

LOG Commercial Properties e Participacoes S.A.	35,800	171

Multiplan Empreendimentos Imobiliarios S.A.*	197,272	687

		3,165

Canada – 1.5%

Allied Properties Real Estate Investment Trust	44,093	1,400

Artis Real Estate Investment Trust	46,570	418

Boardwalk Real Estate Investment Trust	16,361	611

Canadian Apartment Properties REIT	60,029	2,802

Choice Properties Real Estate Investment Trust	112,820	1,269

City Office REIT, Inc.	31,286	559

Cominar Real Estate Investment Trust, Class U	65,381	516

Crombie Real Estate Investment Trust	32,736	449

CT Real Estate Investment Trust	35,325	475

Dream Industrial Real Estate Investment Trust	72,653	929

Dream Office Real Estate Investment Trust	18,385	334

First Capital Real Estate Investment Trust	76,519	1,057

Granite Real Estate Investment Trust	20,676	1,471

H&R Real Estate Investment Trust	100,214	1,237

InterRent Real Estate Investment Trust	49,289	651

Killam Apartment Real Estate Investment Trust	35,757	600

Minto Apartment Real Estate Investment Trust	13,447	237

Morguard North American Residential Real Estate Investment Trust	11,716	158

NorthWest Healthcare Properties Real Estate Investment Trust	60,468	616

See Notes to the Financial Statements.

EQUITY FUNDS	76	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Canada – 1.5% continued

RioCan Real Estate Investment Trust	111,110	$1,898

Slate Grocery REIT	15,896	163

SmartCentres Real Estate Investment Trust	51,744	1,212

Summit Industrial Income REIT	58,910	969

Tricon Residential, Inc.	138,117	1,843

WPT Industrial Real Estate Investment Trust	29,240	634

		22,508

Chile – 0.1%

Cencosud Shopping S.A.	367,034	430

Parque Arauco S.A.*	351,323	358

		788

China – 2.7%

Agile Group Holdings Ltd.	841,226	783

Beijing North Star Co. Ltd., Class H	512,000	87

Central China Real Estate Ltd.	610,000	117

China Aoyuan Group Ltd.	867,000	455

China Evergrande Group	1,429,000	537

China Fortune Land Development Co. Ltd., Class A*	167,540	104

China Logistics Property Holdings Co. Ltd.*	423,000	227

China Merchants Shekou Industrial

Zone Holdings Co. Ltd., Class A	335,700	672

China SCE Group Holdings Ltd.	1,165,000	407

China Vanke Co. Ltd., Class A	409,940	1,352

China Vanke Co. Ltd., Class H	1,206,241	3,297

CIFI Holdings Group Co. Ltd.	2,337,137	1,584

Country Garden Holdings Co. Ltd.	5,451,405	5,613

DaFa Properties Group Ltd.	192,000	124

Datang Group Holdings Ltd.	233,000	139

Dexin China Holdings Co. Ltd.*	604,000	217

Fantasia Holdings Group Co. Ltd.*	1,071,000	77

Financial Street Holdings Co. Ltd., Class A	128,700	119

Ganglong China Property Group Ltd.	337,000	185

Gemdale Corp., Class A	193,100	335

Greenland Hong Kong Holdings Ltd.	633,000	158

Greentown China Holdings Ltd.	617,000	928

Guangzhou R&F Properties Co. Ltd., Class H	1,211,002	925

Huijing Holdings Co. Ltd.	520,000	129

Jingrui Holdings Ltd.*	368,000	110

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

China – 2.7% continued

Jinke Properties Group Co. Ltd., Class A	235,600	$188

JY Grandmark Holdings Ltd.	370,000	133

Kaisa Group Holdings Ltd.*	2,027,428	549

KWG Group Holdings Ltd.	909,594	885

Leading Holdings Group Ltd.*	208,000	189

Logan Group Co. Ltd.	987,000	1,028

Longfor Group Holdings Ltd.	1,287,500	5,917

Poly Developments and Holdings Group Co. Ltd., Class A	512,800	1,114

Powerlong Real Estate Holdings Ltd.	1,019,000	762

Radiance Holdings Group Co. Ltd.*	549,000	298

Redco Properties Group Ltd.	758,000	282

Redsun Properties Group Ltd.	762,000	235

RiseSun Real Estate Development Co. Ltd., Class A	194,300	145

Ronshine China Holdings Ltd.*	422,000	208

Seazen Group Ltd.*	1,556,000	1,240

Seazen Holdings Co. Ltd., Class A	96,900	559

Shanghai Lingang Holdings Corp. Ltd., Class A	66,600	154

Shanghai Lujiazui Finance & Trade

Zone Development Co. Ltd., Class B	786,751	712

Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	65,300	170

Shui On Land Ltd.	2,537,277	380

Sino-Ocean Group Holding Ltd.	2,104,500	413

Skyfame Realty Holdings Ltd.	1,800,000	210

SOHO China Ltd.*	1,482,756	393

Sunac China Holdings Ltd.	1,813,050	3,842

Sunkwan Properties Group Ltd.*	368,000	121

Yango Group Co. Ltd., Class A	174,700	113

Yincheng International Holding Co. Ltd.	310,000	139

Yuzhou Group Holdings Co. Ltd.	1,389,026	204

Zhejiang China Commodities City Group Co. Ltd., Class A	209,700	152

Zhenro Properties Group Ltd.	906,000	494

Zhongtian Financial Group Co. Ltd., Class A*	281,800	119

		40,029

Egypt – 0.0%

Heliopolis Housing	331,796	105

Medinet Nasr Housing	586,962	100

Palm Hills Developments S.A.E.	1,042,630	128

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	77	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Egypt – 0.0% continued

Six of October Development & Investment	100,130	$118

Talaat Moustafa Group	651,171	306

		757

Finland – 0.1%

Citycon OYJ	45,193	362

Kojamo OYJ	87,100	1,799

		2,161

France – 1.5%

Altarea S.C.A.	2,523	546

Carmila S.A.	35,399	529

Covivio	36,851	3,081

Gecina S.A.	32,524	4,360

ICADE	21,637	1,687

Klepierre S.A.*	146,079	3,253

Mercialys S.A.	48,062	512

Nexity S.A.	27,516	1,311

Unibail-Rodamco-Westfield*	88,229	6,453

		21,732

Germany – 4.2%

ADLER Group S.A.	53,585	907

alstria office REIT-A.G.	113,714	2,069

Aroundtown S.A.	709,280	4,900

Deutsche EuroShop A.G.	35,385	723

Deutsche Wohnen S.E.	241,954	14,832

DIC Asset A.G.	30,192	533

Grand City Properties S.A.	73,266	1,828

Hamborner REIT A.G.	48,171	522

Instone Real Estate Group S.E.	32,945	940

LEG Immobilien S.E.	51,057	7,224

Sirius Real Estate Ltd.	720,747	1,270

TAG Immobilien A.G.	103,780	3,041

Vonovia S.E.	386,785	23,251

		62,040

Greece – 0.0%

LAMDA Development S.A.*	49,258	423

Hong Kong – 6.2%

C&D International Investment Group Ltd.	247,000	471

Champion REIT	1,423,846	745

China Jinmao Holdings Group Ltd.	4,018,000	1,440

China Merchants Commercial Real Estate Investment Trust	446,000	160

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Hong Kong – 6.2% continued

China Merchants Land Ltd.*	942,000	$107

China Overseas Grand Oceans Group Ltd.	1,228,500	748

China Overseas Land & Investment Ltd.	2,706,042	6,153

China Resources Land Ltd.	2,268,155	9,540

China South City Holdings Ltd.	3,190,000	270

China Vast Industrial Urban

Development Co. Ltd.	197,000	61

Chinese Estates Holdings Ltd.	366,500	137

CK Asset Holdings Ltd.	1,419,000	8,155

Cosmopolitan International Holdings Ltd.*	1,262,000	184

Far East Consortium International Ltd.	756,807	256

Fortune Real Estate Investment Trust	1,062,000	1,054

Gemdale Properties & Investment Corp. Ltd.	4,510,000	485

Hang Lung Group Ltd.	580,000	1,352

Hang Lung Properties Ltd.	1,432,452	3,256

Henderson Land Development Co. Ltd.	1,025,555	3,893

Hongkong Land Holdings Ltd.	824,818	3,947

Hopson Development Holdings Ltd.	464,900	1,649

Hysan Development Co. Ltd.	447,045	1,455

Jiayuan International Group Ltd.	1,018,303	397

K Wah International Holdings Ltd.	780,802	315

Kerry Properties Ltd.	416,599	1,096

Link REIT	1,473,143	12,590

LVGEM China Real Estate Investment Co. Ltd.*	664,000	156

Poly Property Group Co. Ltd.	1,458,000	383

Prosperity REIT	862,000	343

Road King Infrastructure Ltd.	172,000	172

Shanghai Industrial Urban Development Group Ltd.	1,462,000	128

Shenzhen Investment Ltd.	1,927,191	484

Shimao Group Holdings Ltd.	873,369	1,594

Sino Land Co. Ltd.	2,359,097	3,174

Sun Hung Kai Properties Ltd.	921,925	11,457

Sunlight Real Estate Investment Trust	692,000	399

Swire Properties Ltd.	833,200	2,085

Wharf Holdings (The) Ltd.	971,317	3,217

Wharf Real Estate Investment Co. Ltd.	1,181,317	6,103

Yuexiu Property Co. Ltd.	994,288	933

Yuexiu Real Estate Investment Trust	1,162,000	547

See Notes to the Financial Statements.

EQUITY FUNDS	78	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Hong Kong – 6.2% continued

Zensun Enterprises Ltd.	408,000	$308

Zhuguang Holdings Group Co. Ltd.	1,272,000	282

		91,681

India – 0.6%

Brigade Enterprises Ltd.	60,853	334

DLF Ltd.	436,896	2,420

Godrej Properties Ltd.*	79,508	2,471

Indiabulls Real Estate Ltd.*	127,362	253

Mindspace Business Parks REIT	106,200	439

Oberoi Realty Ltd.*	90,038	1,166

Phoenix Mills (The) Ltd.	67,198	868

Prestige Estates Projects Ltd.	99,964	655

Sunteck Realty Ltd.	36,522	235

		8,841

Indonesia – 0.1%

Ciputra Development Tbk PT	6,162,436	400

Lippo Karawaci Tbk PT*	13,810,710	148

Pakuwon Jati Tbk PT*	11,677,340	393

Rimo International Lestari Tbk PT(3) *	42,545,100	74

Summarecon Agung Tbk PT*	6,500,196	382

		1,397

Ireland – 0.1%

Hibernia REIT PLC	470,279	634

Irish Residential Properties REIT PLC	315,643	524

		1,158

Israel – 0.8%

AFI Properties Ltd.*	8,063	418

Amot Investments Ltd.	145,546	1,027

Azrieli Group Ltd.	30,309	2,725

Blue Square Real Estate Ltd.	3,725	278

Gav-Yam Lands Corp. Ltd.	99,216	1,009

Israel Canada T.R Ltd.	76,659	331

Isras Investment Co. Ltd.	1,184	267

Mega Or Holdings Ltd.	17,052	632

Melisron Ltd.*	15,454	1,234

Mivne Real Estate KD Ltd.	436,312	1,528

Prashkovsky Investments and Construction Ltd.	4,581	134

Property & Building Corp. Ltd.*	1,569	223

Reit 1 Ltd.	128,807	761

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Israel – 0.8% continued

Summit Real Estate Holdings Ltd.*	24,742	$433

YH Dimri Construction & Development Ltd.	5,366	384

		11,384

Italy – 0.0%

Immobiliare Grande Distribuzione SIIQ S.p.A.*	41,871	190

Japan – 10.6%

Activia Properties, Inc.	469	1,927

Advance Residence Investment Corp.	930	3,025

Aeon Mall Co. Ltd.	73,166	1,128

AEON REIT Investment Corp.	1,000	1,344

Comforia Residential REIT, Inc.	447	1,376

CRE Logistics REIT, Inc.	330	614

Daibiru Corp.	32,400	478

Daiwa House Industry Co. Ltd.	400,500	13,375

Daiwa House REIT Investment Corp.	1,554	4,553

Daiwa Office Investment Corp.	225	1,516

Daiwa Securities Living Investments Corp.	1,299	1,300

Frontier Real Estate Investment Corp.	330	1,448

Fukuoka REIT Corp.	463	696

Global One Real Estate Investment Corp.	696	724

GLP J-REIT	2,922	4,803

Goldcrest Co. Ltd.	11,400	173

Hankyu Hanshin REIT, Inc.	427	631

Heiwa Real Estate Co. Ltd.	21,700	752

Heiwa Real Estate REIT, Inc.	603	891

Hoshino Resorts REIT, Inc.	145	959

Hulic Co. Ltd.	189,740	2,115

Hulic REIT, Inc.	848	1,337

Ichigo Office REIT Investment Corp.	873	705

Ichigo, Inc.	177,600	587

Industrial & Infrastructure Fund Investment Corp.	1,319	2,396

Invesco Office J-REIT, Inc.	2,205	449

Invincible Investment Corp.	4,361	1,704

Itochu Advance Logistics Investment Corp.	395	553

Japan Excellent, Inc.	873	1,069

Japan Hotel REIT Investment Corp.	3,164	1,903

Japan Logistics Fund, Inc.	580	1,724

Japan Metropolitan Fund Invest	4,948	4,757

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	79	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Japan – 10.6% continued

Japan Prime Realty Investment Corp.	577	$2,087

Japan Real Estate Investment Corp.	882	5,283

Katitas Co. Ltd.	36,500	1,292

Keihanshin Building Co. Ltd.	20,000	253

Kenedix Office Investment Corp.	304	2,091

Kenedix Residential Next Investment Corp.	662	1,293

Kenedix Retail REIT Corp.	388	1,005

LaSalle Logiport REIT	1,265	2,130

Leopalace21 Corp.*	127,400	283

Mirai Corp.	1,193	576

Mitsubishi Estate Co. Ltd.	835,680	13,308

Mitsubishi Estate Logistics REIT Investment Corp.	265	1,161

Mitsui Fudosan Co. Ltd.	648,762	15,453

Mitsui Fudosan Logistics Park, Inc.	366	1,938

Mori Hills REIT Investment Corp.	1,097	1,487

Mori Trust Hotel Reit, Inc.	233	288

Mori Trust Sogo Reit, Inc.	712	946

Nippon Accommodations Fund, Inc.	323	1,813

Nippon Building Fund, Inc.	1,052	6,833

Nippon Prologis REIT, Inc.	1,460	4,882

NIPPON REIT Investment Corp.	323	1,255

Nomura Real Estate Holdings, Inc.	82,700	2,155

Nomura Real Estate Master Fund, Inc.	3,004	4,329

NTT UD REIT Investment Corp.	901	1,239

One REIT, Inc.	153	406

Orix JREIT, Inc.	1,857	3,235

SAMTY Co. Ltd.	22,100	464

Samty Residential Investment Corp.	227	239

Sekisui House Reit, Inc.	2,919	2,424

SOSiLA Logistics REIT, Inc.	405	599

Star Asia Investment Corp.	1,037	531

Starts Proceed Investment Corp.	148	329

Sumitomo Realty & Development Co. Ltd.	218,725	7,981

Sun Frontier Fudousan Co. Ltd.	18,700	185

Takara Leben Co. Ltd.	58,800	170

Takara Leben Real Estate Investment Corp.	306	299

TKP Corp.*	8,800	149

TOC Co. Ltd.	25,600	151

Tokyo Tatemono Co. Ltd.	132,700	2,102

Tokyu REIT, Inc.	597	991

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Japan – 10.6% continued

Tosei Corp.	20,800	$224

United Urban Investment Corp.	2,098	2,838

		157,709

Kuwait – 0.1%

Mabanee Co. KPSC	420,001	1,072

National Real Estate Co. KPSC*	566,445	383

		1,455

Malaysia – 0.2%

Axis Real Estate Investment Trust	849,500	386

IGB Real Estate Investment Trust	1,111,200	448

IOI Properties Group Bhd.	988,200	282

Mah Sing Group Bhd.	840,300	141

Matrix Concepts Holdings Bhd.	323,200	159

Pavilion Real Estate Investment Trust	581,000	197

Sime Darby Property Bhd.	1,714,900	268

SP Setia Bhd. Group*	1,129,669	330

Sunway Real Estate Investment Trust	1,378,300	460

UEM Sunrise Bhd.*	822,300	73

YTL Hospitality REIT	472,300	106

		2,850

Mexico – 0.4%

Concentradora Fibra Danhos S.A. de C.V.	217,153	267

Corp. Inmobiliaria Vesta S.A.B. de C.V.	474,600	829

Fibra Uno Administracion S.A. de C.V.	2,236,933	2,546

Macquarie Mexico Real Estate Management S.A. de C.V.	536,489	642

PLA Administradora Industrial S de RL de C.V.	571,500	835

Prologis Property Mexico S.A. de C.V.	328,891	711

		5,830

Netherlands – 0.1%

Brack Capital Properties N.V.*	1,920	208

Eurocommercial Properties N.V.	30,211	645

NSI N.V.	14,101	522

Vastned Retail N.V.	8,114	217

Wereldhave N.V.	24,776	349

		1,941

New Zealand – 0.3%

Argosy Property Ltd.	604,857	675

Goodman Property Trust	780,478	1,302

See Notes to the Financial Statements.

EQUITY FUNDS	80	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

New Zealand – 0.3% continued

Kiwi Property Group Ltd.	1,129,767	$898

Precinct Properties New Zealand Ltd.	877,776	1,015

		3,890

Norway – 0.1%

Entra ASA	84,858	1,811

Selvaag Bolig ASA	31,182	194

		2,005

Philippines – 0.6%

Ayala Land, Inc.	5,713,681	3,730

DoubleDragon Properties Corp.	527,300	106

Filinvest Land, Inc.	5,653,989	122

Megaworld Corp.	8,047,001	449

Robinsons Land Corp.	1,485,096	464

SM Prime Holdings, Inc.	7,126,353	4,570

Vista Land & Lifescapes, Inc.	2,363,400	161

		9,602

Qatar – 0.1%

Barwa Real Estate Co.	1,312,821	1,132

United Development Co. QSC	1,270,163	539

		1,671

Romania – 0.1%

NEPI Rockcastle PLC	301,969	2,096

Russia – 0.0%

LSR Group PJSC	30,351	315

Saudi Arabia – 0.2%

Arriyadh Development Co.	62,018	454

Dar Al Arkan Real Estate Development Co.*	375,488	1,030

Emaar Economic City*	273,980	971

Jadwa REIT Saudi Fund	50,039	189

Saudi Real Estate Co.*	67,218	421

		3,065

Singapore – 2.7%

AIMS APAC REIT	352,900	374

ARA LOGOS Logistics Trust	812,165	548

Ascendas India Trust	622,200	657

Ascendas Real Estate Investment Trust	2,362,034	5,199

Ascott Residence Trust	1,296,714	880

CapitaLand China Trust	732,727	668

CapitaLand Integrated Commercial Trust	3,215,014	4,779

CDL Hospitality Trusts	567,692	431

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Singapore – 2.7% continued

City Developments Ltd.	289,200	$1,460

Cromwell European Real Estate Investment Trust	202,771	612

ESR-REIT	1,848,830	633

Far East Hospitality Trust	564,603	257

Frasers Centrepoint Trust	737,909	1,227

Frasers Hospitality Trust	566,000	190

Frasers Logistics & Commercial Trust	1,812,346	2,022

Keppel DC REIT	934,834	1,704

Keppel Pacific Oak U.S. REIT	551,900	433

Keppel REIT	1,237,320	965

Lendlease Global Commercial REIT	595,400	381

Manulife U.S. Real Estate Investment Trust	1,005,003	702

Mapletree Commercial Trust	1,532,054	2,327

Mapletree Industrial Trust	1,256,332	2,568

Mapletree Logistics Trust	2,131,814	3,180

Mapletree North Asia Commercial Trust	1,608,100	1,140

OUE Commercial Real Estate Investment Trust	1,563,300	524

OUE Ltd.	195,100	193

Oxley Holdings Ltd.	466,469	70

Parkway Life Real Estate Investment Trust	284,400	971

Prime U.S. REIT	321,100	274

Sasseur Real Estate Investment Trust	418,300	263

SPH REIT	695,400	481

Starhill Global REIT	1,059,890	487

Suntec Real Estate Investment Trust	1,418,391	1,473

UOL Group Ltd.	330,397	1,661

Yanlord Land Group Ltd.	418,900	339

		40,073

South Africa – 0.4%

Equites Property Fund Ltd.	386,761	529

Growthpoint Properties Ltd.	2,455,476	2,332

Hyprop Investments Ltd.	210,276	445

Investec Property Fund Ltd.	429,880	310

Redefine Properties Ltd.*	3,933,339	1,193

Resilient REIT Ltd.	215,071	814

Stor-Age Property REIT Ltd.	266,129	242

Vukile Property Fund Ltd.	549,548	447

		6,312

South Korea – 0.1%

Dongwon Development Co. Ltd.	28,359	136

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	81	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

South Korea – 0.1% continued

JR Reit XXVII	70,463	$330

LOTTE REIT Co. Ltd.	88,390	413

SK D&D Co. Ltd.	5,531	159

		1,038

Spain – 0.3%

Inmobiliaria Colonial Socimi S.A.*	197,261	1,911

Lar Espana Real Estate Socimi S.A.	42,362	263

Merlin Properties Socimi S.A.*	250,308	2,569

Metrovacesa S.A.*	25,303	216

		4,959

Sweden – 2.1%

Atrium Ljungberg AB, Class B	32,539	680

Castellum AB	166,489	4,053

Catena AB	20,203	1,086

Cibus Nordic Real Estate AB	25,514	603

Corem Property Group AB, Class B	439,636	1,162

Dios Fastigheter AB	62,654	607

Fabege AB	186,933	2,825

Fastighets AB Balder, Class B*	74,402	4,463

Hufvudstaden AB, Class A	79,703	1,189

K-fast Holding AB*	41,233	342

Kungsleden AB	115,725	1,520

Nyfosa AB	123,415	1,738

Platzer Fastigheter Holding AB, Class B	41,898	626

Sagax AB, Class B	103,595	3,218

Sagax AB, Class D	75,394	277

Samhallsbyggnadsbolaget i Norden AB	596,589	3,290

Samhallsbyggnadsbolaget i Norden AB, Class D	101,948	351

Wallenstam AB, Class B	114,446	1,688

Wihlborgs Fastigheter AB	97,745	1,947

		31,665

Switzerland – 1.0%

Allreal Holding A.G. (Registered)	10,151	2,004

Intershop Holding A.G.	802	499

IWG PLC*	534,681	2,086

Mobimo Holding A.G. (Registered)*	4,662	1,550

PSP Swiss Property A.G. (Registered)	32,504	3,910

Swiss Prime Site A.G. (Registered)	53,828	5,242

		15,291

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

Taiwan – 0.4%

Cathay Real Estate Development Co. Ltd.	370,000	$255

Chong Hong Construction Co. Ltd.	121,000	349

Farglory Land Development Co. Ltd.	158,000	328

Highwealth Construction Corp.	557,800	899

Huaku Development Co. Ltd.	169,000	541

Hung Sheng Construction Ltd.	261,008	208

Kindom Development Co. Ltd.	229,900	323

Kuo Yang Construction Co. Ltd.	118,653	111

Prince Housing & Development Corp.	696,000	345

Radium Life Tech Co. Ltd.	468,420	176

Ruentex Development Co. Ltd.	818,300	1,667

Shining Building Business Co. Ltd.*	273,197	106

		5,308

Thailand – 0.5%

Amata Corp. PCL NVDR	660,535	352

AP Thailand PCL (Registered)	441,405	106

AP Thailand PCL NVDR	1,109,404	267

Central Pattana PCL (Registered)	581,626	911

Central Pattana PCL NVDR	846,398	1,323

Land & Houses PCL NVDR	5,941,800	1,387

Origin Property PCL NVDR	578,900	170

Pruksa Holding PCL NVDR	509,300	195

Quality Houses PCL NVDR	5,105,700	328

Sansiri PCL NVDR	7,774,766	273

SC Asset Corp. PCL (Registered)	747,984	71

SC Asset Corp. PCL NVDR	332,924	32

Siam Future Development PCL NVDR	813,032	286

Singha Estate PCL NVDR*	1,939,300	118

Supalai PCL (Registered)	280,445	166

Supalai PCL NVDR	627,300	370

WHA Corp. PCL NVDR	5,754,100	529

		6,884

United Arab Emirates – 0.3%

Aldar Properties PJSC	2,732,527	3,034

DAMAC Properties Dubai Co. PJSC*	1,299,380	442

Emaar Development PJSC*	697,651	736

		4,212

United Kingdom – 3.9%

Assura PLC	1,910,326	1,839

Big Yellow Group PLC	119,236	2,231

BMO Commercial Property Trust Ltd.	576,319	748

British Land (The) Co. PLC	622,502	4,111

See Notes to the Financial Statements.

EQUITY FUNDS	82	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

United Kingdom – 3.9% continued

Capital & Counties Properties PLC	517,358	$1,148

Civitas Social Housing PLC	436,164	513

CLS Holdings PLC	132,856	393

Custodian REIT PLC	283,762	356

Derwent London PLC	71,777	3,314

Empiric Student Property PLC*	430,642	514

GCP Student Living PLC	327,088	931

Grainger PLC	473,009	1,934

Great Portland Estates PLC	160,305	1,610

Hammerson PLC	2,138,331	930

Helical PLC	78,607	464

Land Securities Group PLC	498,057	4,636

LondonMetric Property PLC	609,361	1,962

LXI REIT PLC	495,476	917

Picton Property Income (The) Ltd.	370,240	470

Primary Health Properties PLC	940,983	1,907

Regional REIT Ltd.	275,257	329

Safestore Holdings PLC	148,902	2,094

Secure Income REIT PLC	191,866	1,078

Segro PLC	848,885	13,621

Shaftesbury PLC	137,606	1,126

Tritax Big Box REIT PLC	1,216,429	3,482

UK Commercial Property REIT Ltd.	543,366	538

UNITE Group (The) PLC	239,963	3,488

Warehouse Reit PLC	279,084	552

Watkin Jones PLC	147,740	450

Workspace Group PLC	97,646	1,075

		58,761

United States – 51.4%

Acadia Realty Trust	61,763	1,261

Agree Realty Corp.	45,521	3,015

Alexander’s, Inc.	1,656	432

Alexandria Real Estate Equities, Inc.	99,202	18,955

American Assets Trust, Inc.	36,726	1,374

American Campus Communities, Inc.	97,778	4,737

American Finance Trust, Inc.	76,604	616

American Homes 4 Rent, Class A	203,471	7,756

Americold Realty Trust	179,093	5,203

Apartment Income REIT Corp.	111,216	5,428

Apartment Investment and Management Co., Class A	107,919	739

Apple Hospitality REIT, Inc.	151,712	2,386

AvalonBay Communities, Inc.	98,826	21,904

Boston Properties, Inc.	104,967	11,373

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

United States – 51.4% continued

Brandywine Realty Trust	122,411	$1,643

Brixmor Property Group, Inc.	210,512	4,654

Broadstone Net Lease, Inc.	103,492	2,568

Camden Property Trust	69,267	10,215

CareTrust REIT, Inc.	68,736	1,397

Centerspace	9,317	880

Chatham Lodging Trust*	34,537	423

Columbia Property Trust, Inc.	81,828	1,556

Community Healthcare Trust, Inc.	15,934	720

CoreSite Realty Corp.	30,417	4,214

Corporate Office Properties Trust	80,309	2,167

Cousins Properties, Inc.	105,371	3,929

CubeSmart	142,910	6,924

CyrusOne, Inc.	86,096	6,665

DiamondRock Hospitality Co.*	147,678	1,396

Digital Realty Trust, Inc.	199,275	28,785

DigitalBridge Group, Inc.*	344,483	2,077

Diversified Healthcare Trust	170,740	579

Douglas Emmett, Inc.	124,239	3,927

Duke Realty Corp.	265,391	12,704

Eagle Hospitality Trust(3) *	496,400	34

Easterly Government Properties, Inc.	58,142	1,201

EastGroup Properties, Inc.	28,291	4,714

Empire State Realty Trust, Inc., Class A	104,793	1,051

Equinix, Inc.	63,394	50,089

Equity Commonwealth	86,767	2,254

Equity Commonwealth - (Fractional Shares)(2)	75,000	—

Equity LifeStyle Properties, Inc.	122,683	9,582

Equity Residential	251,497	20,351

Essex Property Trust, Inc.	46,012	14,712

Extra Space Storage, Inc.	94,667	15,903

Federal Realty Investment Trust	49,434	5,833

First Industrial Realty Trust, Inc.	91,473	4,764

Four Corners Property Trust, Inc.	54,537	1,465

Franklin Street Properties Corp.	77,108	358

FRP Holdings, Inc.*	4,275	239

Getty Realty Corp.	26,626	780

Gladstone Commercial Corp.	24,823	522

Global Medical REIT, Inc.	38,870	571

Global Net Lease, Inc.	64,509	1,033

Healthcare Realty Trust, Inc.	99,127	2,952

Healthcare Trust of America, Inc., Class A	154,902	4,594

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	83	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

United States – 51.4% continued

Healthpeak Properties, Inc.	381,602	$12,776

Highwoods Properties, Inc.	73,818	3,238

Host Hotels & Resorts, Inc.*	499,689	8,160

Howard Hughes (The) Corp.*	29,449	2,586

Hudson Pacific Properties, Inc.	107,067	2,813

Independence Realty Trust, Inc.	73,358	1,493

Industrial Logistics Properties Trust	46,834	1,190

Innovative Industrial Properties, Inc.	16,972	3,923

Invitation Homes, Inc.	402,108	15,413

Iron Mountain, Inc.	204,394	8,881

JBG SMITH Properties	83,874	2,483

Kennedy-Wilson Holdings, Inc.	89,608	1,875

Kilroy Realty Corp.	74,213	4,914

Kimco Realty Corp.	413,281	8,576

Kite Realty Group Trust	60,395	1,230

Lexington Realty Trust	196,462	2,505

Life Storage, Inc.	54,031	6,199

LTC Properties, Inc.	28,601	906

Macerich (The) Co.	146,456	2,447

Mack-Cali Realty Corp.*	51,734	886

Medical Properties Trust, Inc.	412,882	8,287

Mid-America Apartment Communities, Inc.	81,121	15,149

Monmouth Real Estate Investment Corp.	67,199	1,253

National Health Investors, Inc.	30,691	1,642

National Retail Properties, Inc.	124,538	5,379

National Storage Affiliates Trust	59,027	3,116

NETSTREIT Corp.	26,928	637

NexPoint Residential Trust, Inc.	16,007	990

Office Properties Income Trust	35,023	887

Omega Healthcare Investors, Inc.	165,737	4,965

One Liberty Properties, Inc.	11,349	346

Paramount Group, Inc.	125,939	1,132

Park Hotels & Resorts, Inc.*	168,549	3,226

Pebblebrook Hotel Trust	93,954	2,105

Physicians Realty Trust	149,184	2,629

Piedmont Office Realty Trust, Inc., Class A	88,598	1,544

Prologis, Inc.	523,540	65,668

PS Business Parks, Inc.	14,728	2,308

Public Storage	111,461	33,115

Realty Income Corp.	264,495	17,155

Regency Centers Corp.	108,308	7,292

Retail Opportunity Investments Corp.	82,822	1,443

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.4% (1) continued

United States – 51.4% continued

Retail Properties of America, Inc., Class A	152,837	$1,969

Rexford Industrial Realty, Inc.	94,197	5,346

RLJ Lodging Trust	118,005	1,754

RPT Realty	57,283	731

Ryman Hospitality Properties, Inc.*	37,076	3,103

Sabra Health Care REIT, Inc.	151,018	2,223

Saul Centers, Inc.	10,164	448

Seritage Growth Properties, Class A*	26,888	399

Service Properties Trust	118,070	1,324

Simon Property Group, Inc.	232,581	30,229

SITE Centers Corp.	119,725	1,849

SL Green Realty Corp.	49,163	3,483

Spirit Realty Capital, Inc.	81,627	3,758

STAG Industrial, Inc.	113,071	4,438

STORE Capital Corp.	172,643	5,530

Summit Hotel Properties, Inc.*	74,472	717

Sun Communities, Inc.	79,208	14,661

Sunstone Hotel Investors, Inc.*	153,918	1,838

Tanger Factory Outlet Centers, Inc.	66,928	1,091

Terreno Realty Corp.	48,855	3,089

UDR, Inc.	210,282	11,141

UMH Properties, Inc.	29,069	666

Universal Health Realty Income Trust	9,357	517

Urban Edge Properties	83,565	1,530

Urstadt Biddle Properties, Inc., Class A	20,907	396

Ventas, Inc.	278,307	15,365

VEREIT, Inc.	162,274	7,340

Vornado Realty Trust	115,323	4,845

Washington Real Estate Investment Trust	60,298	1,492

Welltower, Inc.	295,547	24,353

WP Carey, Inc.	125,097	9,137

Xenia Hotels & Resorts, Inc.*	81,375	1,444

		764,572

Total Common Stocks

(Cost $981,564)		1,465,585

See Notes to the Financial Statements.

EQUITY FUNDS	84	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.0%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	14,387,426	$14,387

Total Investment Companies

(Cost $14,387)		14,387

Total Investments – 99.4%

(Cost $995,951)		1,479,972

Other Assets less Liabilities – 0.6%		8,867

Net Assets – 100.0%		$1,488,839

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Level 3 asset.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

Citibank	Hong Kong Dollar	13,145	United States Dollar	1,691	12/15/21	$ 2

Citibank	United States Dollar	95	Canadian Dollar	120	12/15/21	— *

JPMorgan Chase	Euro	671	United States Dollar	795	12/15/21	17

JPMorgan Chase	Swiss Franc	660	United States Dollar	721	12/15/21	11

Morgan Stanley	Australian Dollar	534	United States Dollar	395	12/15/21	8

Morgan Stanley	British Pound	264	United States Dollar	365	12/15/21	10

Subtotal Appreciation						48

Morgan Stanley	United States Dollar	287	Swedish Krona	2,469	12/15/21	(5)

Toronto-Dominion Bank	United States Dollar	156	Japanese Yen	17,170	12/15/21	(2)

Toronto-Dominion Bank	United States Dollar	564	Singapore Dollar	759	12/15/21	(5)

Subtotal Depreciation						(12)

Total						$ 36

*	Amount rounds to less than one thousand.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P MidCap 400 (United States Dollar)	43	$11,323	Long	12/21	$(169)

MSCI EAFE Index (United States Dollar)	40	4,534	Long	12/21	(151)

MSCI Emerging Markets Index (United States Dollar)	81	5,045	Long	12/21	(108)

S&P/TSX 60 Index (Canadian Dollar)	13	3,110	Long	12/21	(49)

Total					$(477)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	85	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL REAL ESTATE INDEX FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	52.8%

Japanese Yen	10.6

Hong Kong Dollar	8.2

Euro	7.4

All other currencies less than 5%	20.4

Total Investments	99.4

Other Assets less Liabilities	0.6

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$3,165	$—	$ —	$3,165

Canada	22,508	—	—	22,508

Chile	788	—	—	788

Egypt	118	639	—	757

Indonesia	—	1,323	74	1,397

Mexico	5,830	—	—	5,830

United States	764,538	—	34	764,572

All Other Countries(1)	—	666,568	—	666,568

Total Common Stocks	796,947	668,530	108	1,465,585

Investment Companies	14,387	—	—	14,387

Total Investments	$811,334	$668,530	$108	$1,479,972

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign
Currency Exchange
Contracts	$—	$48	$ —	$48

Liabilities

Forward Foreign
Currency Exchange
Contracts	—	(12)	—	(12)

Futures Contracts	(477)	—	—	(477)

Total Other Financial Instruments	$(477)	$36	$ —	$(441)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	86	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1)

Argentina – 0.3%

MercadoLibre, Inc.*	1,753	$2,944

Australia – 2.0%

Afterpay Ltd.*	8,371	724

APA Group	44,429	279

Aristocrat Leisure Ltd.	21,957	735

ASX Ltd.	7,447	435

Aurizon Holdings Ltd.	65,932	179

AusNet Services Ltd.	65,975	121

Australia & New Zealand Banking Group Ltd.	111,918	2,258

BlueScope Steel Ltd.	19,354	281

Brambles Ltd.	56,140	437

Cochlear Ltd.	2,750	434

Coles Group Ltd.	51,808	632

Commonwealth Bank of Australia	69,096	5,149

Computershare Ltd.	21,494	281

Dexus	41,868	324

Evolution Mining Ltd.	72,088	183

Fortescue Metals Group Ltd.	68,106	718

Goodman Group	64,287	998

GPT Group (The)	70,089	255

Insurance Australia Group Ltd.	95,001	335

Lendlease Corp. Ltd.	25,383	197

Macquarie Group Ltd.	13,257	1,739

Mirvac Group	153,776	330

Newcrest Mining Ltd.	31,513	517

Northern Star Resources Ltd.	41,176	254

Orica Ltd.	14,952	147

QBE Insurance Group Ltd.	57,266	478

Ramsay Health Care Ltd.	7,182	361

REA Group Ltd.	1,954	222

SEEK Ltd.	12,975	289

Sonic Healthcare Ltd.	17,704	520

Stockland	93,746	300

Sydney Airport*	50,278	299

Telstra Corp. Ltd.	162,771	459

Transurban Group	106,370	1,078

Transurban Group*	11,819	121

Vicinity Centres	144,956	173

Woodside Petroleum Ltd.	37,676	648

		22,890

Austria – 0.1%

Erste Group Bank A.G.	10,871	475

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Austria – 0.1% continued

OMV A.G.	6,223	$374

voestalpine A.G.	4,294	158

		1,007

Belgium – 0.2%

Etablissements Franz Colruyt N.V.	2,115	108

KBC Group N.V.	9,992	897

Solvay S.A., Class A	2,758	343

UCB S.A.	4,788	533

Umicore S.A.	7,483	443

		2,324

Canada – 3.8%

Agnico Eagle Mines Ltd.	9,531	494

Algonquin Power & Utilities Corp.	24,183	355

Alimentation Couche-Tard, Inc., Class B	31,882	1,220

Aurora Cannabis, Inc.(2) *	1	—

B2Gold Corp.	37,886	130

Ballard Power Systems, Inc.*	8,791	123

Bank of Montreal	25,376	2,533

Bank of Nova Scotia (The)	47,392	2,917

Brookfield Asset Management, Inc., Class A	50,294	2,695

CAE, Inc.*	11,464	342

Cameco Corp.	15,168	330

Canadian Apartment Properties REIT	3,479	162

Canadian Imperial Bank of Commerce	17,624	1,962

Canadian National Railway Co.	27,720	3,212

Canadian Tire Corp. Ltd., Class A	2,253	315

Canopy Growth Corp.*	8,354	116

Enbridge, Inc.	79,366	3,162

FirstService Corp.	1,567	283

Fortis, Inc.	18,908	839

Franco-Nevada Corp.	7,402	962

Gildan Activewear, Inc.	7,790	285

Hydro One Ltd.	12,831	303

Intact Financial Corp.	6,814	901

Inter Pipeline Ltd.	4,041	64

Keyera Corp.	8,087	203

Kinross Gold Corp.	47,475	254

Loblaw Cos. Ltd.	7,129	489

Lululemon Athletica, Inc.*	4,774	1,932

Lundin Mining Corp.	24,864	179

Magna International, Inc.	10,895	820

Manulife Financial Corp.	75,378	1,451

Metro, Inc.	9,390	459

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	87	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Canada – 3.8% continued

National Bank of Canada	13,013	$999

Nutrien Ltd.	22,017	1,429

Parkland Corp.	5,378	151

Pembina Pipeline Corp.	21,069	668

Ritchie Bros. Auctioneers, Inc.	4,305	266

Rogers Communications, Inc., Class B	13,567	634

Shopify, Inc., Class A*	4,392	5,961

Sun Life Financial, Inc.	22,720	1,170

TELUS Corp.	17,271	380

Thomson Reuters Corp.	6,942	768

TMX Group Ltd.	2,100	226

Toromont Industries Ltd.	3,041	254

Wheaton Precious Metals Corp.	17,159	646

WSP Global, Inc.	4,781	572

		43,616

Chile – 0.0%

Antofagasta PLC	14,476	260

Denmark – 1.1%

Ambu A/S, Class B	6,195	183

Chr Hansen Holding A/S	3,937	322

Coloplast A/S, Class B	4,595	720

Demant A/S*	4,220	213

Genmab A/S*	2,545	1,112

GN Store Nord A/S	5,237	357

Novo Nordisk A/S, Class B	65,585	6,308

Novozymes A/S, Class B	8,362	572

Orsted A/S(3)	7,298	963

Pandora A/S	3,886	471

Tryg A/S	13,387	304

Vestas Wind Systems A/S	38,987	1,561

		13,086

Finland – 0.4%

Elisa OYJ	5,472	340

Kesko OYJ, Class B	10,512	363

Neste OYJ	16,365	924

Nordea Bank Abp	124,797	1,602

Orion OYJ, Class B	4,940	195

Stora Enso OYJ (Registered)	22,895	380

UPM-Kymmene OYJ	20,499	724

Wartsila OYJ Abp	18,312	219

		4,747

France – 3.0%

Accor S.A.*	6,846	242

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

France – 3.0% continued

Air Liquide S.A.	18,509	$2,962

Alstom S.A.	11,870	450

Amundi S.A.(3)	2,351	198

Atos S.E.	3,897	207

AXA S.A.	74,669	2,077

BNP Paribas S.A.	44,078	2,823

Bouygues S.A.	8,637	356

Bureau Veritas S.A.	11,197	344

Carrefour S.A.	23,919	431

Cie Generale des Etablissements Michelin S.C.A.	6,757	1,037

CNP Assurances	5,963	95

Covivio	1,921	161

Danone S.A.	25,225	1,722

Eiffage S.A.	3,316	334

EssilorLuxottica S.A.	11,241	2,149

Eurazeo S.E.	1,407	132

Gecina S.A.	1,813	243

Kering S.A.	2,952	2,100

Klepierre S.A.*	7,627	170

L’Oreal S.A.	9,830	4,057

Orange S.A.	77,442	839

Publicis Groupe S.A.	8,853	596

Schneider Electric S.E.	21,028	3,496

SEB S.A.	955	135

Societe Generale S.A.	32,235	1,012

Teleperformance	2,226	876

TotalEnergies S.E.	97,304	4,663

Unibail-Rodamco-Westfield*	5,168	378

Valeo	9,233	258

Vivendi S.E.	27,491	347

Wendel S.E.	1,085	150

		35,040

Germany – 2.4%

adidas A.G.	7,480	2,357

Allianz S.E. (Registered)	16,069	3,624

BASF S.E.	36,090	2,750

Bayerische Motoren Werke A.G.	12,814	1,230

Beiersdorf A.G.	3,860	417

Brenntag S.E.	6,061	565

Commerzbank A.G.*	36,211	241

Delivery Hero S.E.(3) *	6,244	800

Deutsche Boerse A.G.	7,338	1,194

Deutsche Post A.G. (Registered)	38,885	2,451

See Notes to the Financial Statements.

EQUITY FUNDS	88	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Germany – 2.4% continued

Deutsche Wohnen S.E.	13,688	$839

HeidelbergCement A.G.	5,702	428

Henkel A.G. & Co. KGaA	4,034	348

LANXESS A.G.	3,054	208

Merck KGaA	4,987	1,084

MTU Aero Engines A.G.	2,090	473

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,395	1,479

Puma S.E.	4,052	453

SAP S.E.	40,670	5,510

Symrise A.G.	5,231	690

Telefonica Deutschland Holding A.G.	39,725	113

		27,254

Hong Kong – 0.5%

BOC Hong Kong Holdings Ltd.	144,500	433

ESR Cayman Ltd.*	73,200	221

Hang Seng Bank Ltd.	30,378	518

HKT Trust & HKT Ltd.	139,000	190

Hong Kong & China Gas Co. Ltd.	456,462	691

Hong Kong Exchanges & Clearing Ltd.	47,215	2,866

MTR Corp. Ltd.	58,126	312

Swire Pacific Ltd., Class A	18,000	107

Swire Properties Ltd.	42,678	107

		5,445

Ireland – 1.3%

Accenture PLC, Class A	24,756	7,920

Allegion PLC	3,439	455

Aptiv PLC*	10,466	1,559

CRH PLC	31,128	1,452

DCC PLC	3,804	315

Jazz Pharmaceuticals PLC*	2,235	291

Kerry Group PLC, Class A	6,140	822

Kingspan Group PLC	5,939	587

Trane Technologies PLC	9,460	1,633

		15,034

Israel – 0.1%

Bank Hapoalim B.M.	43,072	378

Bank Leumi Le-Israel B.M.	55,791	474

CyberArk Software Ltd.*	1,717	271

		1,123

Italy – 0.5%

Amplifon S.p.A.	4,679	223

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Italy – 0.5% continued

Assicurazioni Generali S.p.A.	42,517	$905

Enel S.p.A.	318,432	2,445

Intesa Sanpaolo S.p.A.	637,620	1,809

Tenaris S.A.	18,893	199

		5,581

Japan – 7.4%

Aeon Co. Ltd.	24,900	655

Ajinomoto Co., Inc.	17,800	527

ANA Holdings, Inc.*	6,400	166

Asahi Kasei Corp.	48,200	514

Astellas Pharma, Inc.	72,000	1,187

Azbil Corp.	4,600	198

Bridgestone Corp.	22,100	1,048

Capcom Co. Ltd.	6,900	192

Casio Computer Co. Ltd.	7,100	118

Central Japan Railway Co.	5,600	895

Chugai Pharmaceutical Co. Ltd.	26,030	954

CyberAgent, Inc.	17,100	331

Dai Nippon Printing Co. Ltd.	8,100	196

Daifuku Co. Ltd.	3,900	367

Dai-ichi Life Holdings, Inc.	40,800	888

Daikin Industries Ltd.	9,900	2,129

Daiwa House Industry Co. Ltd.	21,600	721

Denso Corp.	16,800	1,101

East Japan Railway Co.	11,700	821

Eisai Co. Ltd.	9,105	686

ENEOS Holdings, Inc.	117,900	481

Fast Retailing Co. Ltd.	2,300	1,695

FUJIFILM Holdings Corp.	13,900	1,199

Fujitsu Ltd.	7,600	1,380

Hankyu Hanshin Holdings, Inc.	9,200	290

Hikari Tsushin, Inc.	800	135

Hirose Electric Co. Ltd.	1,200	200

Hitachi Construction Machinery Co. Ltd.	4,100	116

Hitachi Metals Ltd.*	8,100	157

Hoshizaki Corp.	2,000	182

Hoya Corp.	14,500	2,268

Hulic Co. Ltd.	10,100	113

Ibiden Co. Ltd.	3,900	216

Inpex Corp.	40,500	317

Isuzu Motors Ltd.	22,600	297

ITOCHU Corp.	46,000	1,347

JFE Holdings, Inc.	19,200	287

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	89	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Japan – 7.4% continued

JSR Corp.	8,000	$290

Kajima Corp.	16,300	210

Kansai Paint Co. Ltd.	6,500	162

Kao Corp.	19,200	1,144

KDDI Corp.	63,500	2,099

Keio Corp.	3,800	203

Kikkoman Corp.	5,600	455

Kobayashi Pharmaceutical Co. Ltd.	2,000	158

Komatsu Ltd.	33,300	801

Kubota Corp.	41,200	879

Kurita Water Industries Ltd.	3,900	188

Kyowa Kirin Co. Ltd.	10,500	379

Lawson, Inc.	1,900	93

Lixil Corp.	10,400	302

Marubeni Corp.	61,100	501

Mazda Motor Corp.*	22,900	199

Mercari, Inc.*	3,800	209

Mitsubishi Chemical Holdings Corp.	49,000	448

Mitsubishi Estate Co. Ltd.	46,000	733

Mitsui Chemicals, Inc.	8,100	272

Mitsui Fudosan Co. Ltd.	36,900	879

Miura Co. Ltd.	3,100	124

Mizuho Financial Group, Inc.	92,897	1,308

MS&AD Insurance Group Holdings, Inc.	17,200	574

Murata Manufacturing Co. Ltd.	22,745	2,025

Nabtesco Corp.	4,000	152

NEC Corp.	10,200	554

Nintendo Co. Ltd.	4,400	2,140

Nippon Building Fund, Inc.	57	370

Nippon Express Co. Ltd.	2,800	193

Nippon Paint Holdings Co. Ltd.	26,500	288

Nippon Yusen K.K.	6,200	466

Nissin Foods Holdings Co. Ltd.	2,300	185

Nitori Holdings Co. Ltd.	3,100	610

Nitto Denko Corp.	5,500	392

Nomura Holdings, Inc.	119,000	585

Nomura Real Estate Holdings, Inc.	6,000	156

Nomura Real Estate Master Fund, Inc.	166	239

Nomura Research Institute Ltd.	12,976	478

NSK Ltd.	13,600	92

NTT Data Corp.	24,400	473

Obayashi Corp.	30,600	254

Odakyu Electric Railway Co. Ltd.	11,500	266

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Japan – 7.4% continued

Omron Corp.	7,100	$704

Oriental Land Co. Ltd.	7,900	1,279

ORIX Corp.	48,800	912

Orix JREIT, Inc.	102	178

Osaka Gas Co. Ltd.	14,300	263

Otsuka Corp.	4,200	216

Pan Pacific International Holdings Corp.	15,300	317

Panasonic Corp.	87,600	1,087

Recruit Holdings Co. Ltd.	53,000	3,232

Resona Holdings, Inc.	79,900	318

Rohm Co. Ltd.	3,400	320

SCSK Corp.	6,000	127

Secom Co. Ltd.	8,100	588

Sekisui Chemical Co. Ltd.	13,900	239

Sekisui House Ltd.	24,600	517

Seven & i Holdings Co. Ltd.	29,200	1,325

SG Holdings Co. Ltd.	13,400	381

Sharp Corp.	8,600	109

Shimadzu Corp.	9,200	404

Shimizu Corp.	20,000	151

Shin-Etsu Chemical Co. Ltd.	13,900	2,344

Shionogi & Co. Ltd.	10,100	692

Shiseido Co. Ltd.	15,900	1,072

SoftBank Corp.	113,900	1,546

Sohgo Security Services Co. Ltd.	2,500	113

Sompo Holdings, Inc.	12,300	533

Sony Group Corp.	49,100	5,468

Stanley Electric Co. Ltd.	4,633	117

Sumitomo Chemical Co. Ltd.	58,200	304

Sumitomo Metal Mining Co. Ltd.	10,100	364

Sumitomo Mitsui Trust Holdings, Inc.	13,400	459

Suntory Beverage & Food Ltd.	5,400	224

Sysmex Corp.	6,442	796

T&D Holdings, Inc.	21,200	290

Taisei Corp.	7,700	248

Takeda Pharmaceutical Co. Ltd.	61,000	2,022

TDK Corp.	15,000	542

Terumo Corp.	24,900	1,171

Tobu Railway Co. Ltd.	6,900	186

Toho Gas Co. Ltd.	2,700	118

Tokyo Century Corp.	1,500	85

Tokyo Electron Ltd.	5,800	2,557

Tokyo Gas Co. Ltd.	14,700	274

Tokyu Corp.	19,500	290

See Notes to the Financial Statements.

EQUITY FUNDS	90	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Japan – 7.4% continued

Toray Industries, Inc.	53,200	$340

TOTO Ltd.	5,200	247

Toyo Suisan Kaisha Ltd.	3,300	147

Unicharm Corp.	15,400	683

USS Co. Ltd.	9,200	157

West Japan Railway Co.	8,200	408

Yakult Honsha Co. Ltd.	4,700	238

Yamada Holdings Co. Ltd.	23,260	98

Yamaha Corp.	5,300	333

Yamaha Motor Co. Ltd.	11,500	320

Yaskawa Electric Corp.	9,500	457

Yokogawa Electric Corp.	8,200	143

Z Holdings Corp.	103,400	664

ZOZO, Inc.	4,800	180

		85,799

Jersey – 0.0%

Novocure Ltd.*	3,595	418

Netherlands – 2.0%

Aegon N.V.	66,789	343

Akzo Nobel N.V.	7,392	805

ASML Holding N.V.	16,338	12,052

ING Groep N.V.	153,716	2,231

JDE Peet’s N.V.	2,744	81

Koninklijke Ahold Delhaize N.V.	41,682	1,382

Koninklijke DSM N.V.	6,729	1,345

Koninklijke KPN N.V.	126,840	398

Koninklijke Vopak N.V.	2,643	104

NN Group N.V.	10,455	546

Prosus N.V.*	36,519	2,876

Randstad N.V.	4,435	296

Wolters Kluwer N.V.	10,281	1,087

		23,546

New Zealand – 0.2%

Auckland International Airport Ltd.*	48,687	262

Fisher & Paykel Healthcare Corp. Ltd.	21,689	477

Mercury NZ Ltd.	25,535	114

Meridian Energy Ltd.	47,332	160

Ryman Healthcare Ltd.	15,451	160

Spark New Zealand Ltd.	81,190	268

Xero Ltd.*	5,133	511

		1,952

Norway – 0.2%

DNB Bank ASA	35,758	812

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Norway – 0.2% continued

Mowi ASA	17,206	$434

Norsk Hydro ASA	51,197	382

Orkla ASA	29,647	272

Telenor ASA	27,234	457

		2,357

Portugal – 0.0%

Banco Espirito Santo S.A. (Registered)(4)*	29,034	—

Galp Energia SGPS S.A.	20,316	230

Jeronimo Martins SGPS S.A.	9,735	194

		424

Singapore – 0.4%

CapitaLand Integrated Commercial Trust	209,173	311

Capitaland Investment Ltd.*	98,958	248

City Developments Ltd.	17,900	90

DBS Group Holdings Ltd.	69,886	1,552

Keppel Corp. Ltd.	58,000	220

Oversea-Chinese Banking Corp. Ltd.	128,800	1,078

Singapore Airlines Ltd.*	48,400	177

Singapore Exchange Ltd.	28,800	211

Singapore Telecommunications Ltd.	319,100	576

UOL Group Ltd.	16,482	83

		4,546

Spain – 0.6%

Banco Bilbao Vizcaya Argentaria S.A.*	256,952	1,695

CaixaBank S.A.	172,803	536

Iberdrola S.A.	231,658	2,314

Industria de Diseno Textil S.A.	41,978	1,527

Naturgy Energy Group S.A.	11,205	282

Red Electrica Corp. S.A.	16,734	334

Repsol S.A.	58,348	758

		7,446

Sweden – 1.0%

Alfa Laval AB	12,291	458

Assa Abloy AB, Class B	39,624	1,149

Atlas Copco AB, Class A	26,442	1,604

Atlas Copco AB, Class B	15,287	781

Boliden AB	10,171	327

Electrolux AB, Class B*	8,210	190

Essity AB, Class B	24,532	761

Evolution AB	6,552	996

Hennes & Mauritz AB, Class B*	28,394	576

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	91	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

Sweden – 1.0% continued

Husqvarna AB, Class B	16,834	$201

ICA Gruppen AB	3,608	165

Nibe Industrier AB, Class B	54,150	680

Sandvik AB	43,894	1,002

SKF AB, Class B	14,310	337

Svenska Cellulosa AB S.C.A., Class B	23,822	368

Tele2 AB, Class B	19,539	289

Telefonaktiebolaget LM Ericsson, Class B	116,569	1,318

Telia Co. AB	103,594	427

		11,629

Switzerland – 3.0%

ABB Ltd. (Registered)	66,866	2,229

Adecco Group A.G. (Registered)	5,806	291

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	40	448

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	4	470

Chubb Ltd.	17,553	3,045

Cie Financiere Richemont S.A., Class A (Registered)	20,129	2,075

Clariant A.G. (Registered)*	8,427	158

Coca-Cola HBC A.G. - CDI*	7,919	254

Garmin Ltd.	6,141	955

Geberit A.G. (Registered)	1,430	1,051

Givaudan S.A. (Registered)	356	1,626

Kuehne + Nagel International A.G. (Registered)	2,050	697

Lonza Group A.G. (Registered)	2,931	2,196

Roche Holding A.G. (Genusschein)	27,363	9,985

SGS S.A. (Registered)	235	683

Sika A.G. (Registered)	5,491	1,737

Sonova Holding A.G. (Registered)	2,117	798

Straumann Holding A.G. (Registered)	417	746

Swiss Life Holding A.G. (Registered)	1,221	619

Swiss Re A.G.	11,976	1,020

Swisscom A.G. (Registered)	1,046	601

Vifor Pharma A.G.	1,807	234

Zurich Insurance Group A.G.	5,897	2,404

		34,322

United Kingdom – 4.7%

Abrdn PLC	85,855	295

Amcor PLC	60,066	696

Ashtead Group PLC	17,349	1,316

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

United Kingdom – 4.7% continued

Associated British Foods PLC	13,721	$341

AstraZeneca PLC	60,333	7,263

Barratt Developments PLC	38,247	338

Berkeley Group Holdings PLC	4,536	266

British Land (The) Co. PLC	34,592	228

BT Group PLC*	358,983	771

Burberry Group PLC	15,258	372

CNH Industrial N.V.	38,983	660

Coca-Cola Europacific Partners PLC	7,940	439

Compass Group PLC*	69,061	1,413

Croda International PLC	5,661	646

Ferguson PLC	8,629	1,196

GlaxoSmithKline PLC	196,457	3,708

IHS Markit Ltd.	14,598	1,702

Informa PLC*	56,192	412

InterContinental Hotels Group PLC*	7,141	458

Intertek Group PLC	6,004	401

J Sainsbury PLC	62,168	238

JD Sports Fashion PLC	20,206	285

Johnson Matthey PLC	7,075	255

Kingfisher PLC	87,739	397

Legal & General Group PLC	237,939	899

Linde PLC	20,260	5,944

Lloyds Banking Group PLC	2,736,437	1,702

Mondi PLC	18,568	454

National Grid PLC	140,222	1,668

Next PLC	5,107	560

Pentair PLC	6,819	495

Reckitt Benckiser Group PLC	28,076	2,198

RELX PLC	76,018	2,191

Rentokil Initial PLC	70,816	555

Schroders PLC	4,921	236

Segro PLC	48,293	775

Spirax-Sarco Engineering PLC	2,778	558

St. James’s Place PLC	20,146	408

Standard Chartered PLC	103,123	604

Taylor Wimpey PLC	143,280	296

Tesco PLC	299,206	1,015

Unilever PLC	102,040	5,516

Vodafone Group PLC	1,078,312	1,631

Whitbread PLC*	7,962	354

Willis Towers Watson PLC	4,968	1,155

See Notes to the Financial Statements.

EQUITY FUNDS	92	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

United Kingdom – 4.7% continued

Wm Morrison Supermarkets PLC	92,950	$368

WPP PLC	47,728	641

		54,319

United States – 62.6%

3M Co.	22,576	3,960

ABIOMED, Inc.*	1,753	571

Activision Blizzard, Inc.	30,525	2,362

Adobe, Inc.*	18,616	10,718

Advance Auto Parts, Inc.	2,535	530

Aflac, Inc.	25,034	1,305

Agilent Technologies, Inc.	12,023	1,894

Align Technology, Inc.*	2,963	1,972

Allstate (The) Corp.	11,871	1,511

Ally Financial, Inc.	14,959	764

Alphabet, Inc., Class A*	11,713	31,315

Alphabet, Inc., Class C*	11,342	30,230

AMERCO	375	242

American Express Co.	26,593	4,455

American Financial Group, Inc.	2,739	345

American International Group, Inc.	33,884	1,860

American Tower Corp.	17,709	4,700

American Water Works Co., Inc.	6,973	1,179

Ameriprise Financial, Inc.	4,483	1,184

AmerisourceBergen Corp.	5,844	698

Amgen, Inc.	22,377	4,758

Annaly Capital Management, Inc.	53,970	454

ANSYS, Inc.*	3,368	1,147

Aon PLC, Class A	8,837	2,525

Applied Materials, Inc.	35,740	4,601

Arch Capital Group Ltd.*	15,631	597

Arthur J. Gallagher & Co.	7,946	1,181

Assurant, Inc.	2,339	369

Atmos Energy Corp.	5,003	441

Autodesk, Inc.*	8,633	2,462

Automatic Data Processing, Inc.	16,602	3,319

Baker Hughes Co.	27,940	691

Ball Corp.	12,642	1,137

Bank of New York Mellon (The) Corp.	32,159	1,667

Baxter International, Inc.	19,358	1,557

Best Buy Co., Inc.	8,700	920

Biogen, Inc.*	5,793	1,639

BioMarin Pharmaceutical, Inc.*	7,447	576

Bio-Techne Corp.	1,474	714

BlackRock, Inc.	5,940	4,982

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

United States – 62.6% continued

Booking Holdings, Inc.*	1,599	$3,796

BorgWarner, Inc.	9,169	396

Boston Properties, Inc.	5,775	626

Bristol-Myers Squibb Co.	87,006	5,148

Bunge Ltd.	5,407	440

Burlington Stores, Inc.*	2,525	716

C.H. Robinson Worldwide, Inc.	5,022	437

Cable One, Inc.	213	386

Cadence Design Systems, Inc.*	11,017	1,668

Campbell Soup Co.	7,268	304

Cardinal Health, Inc.	11,766	582

Carlyle Group (The), Inc.	5,898	279

CarMax, Inc.*	6,289	805

Catalent, Inc.*	6,797	904

Caterpillar, Inc.	21,335	4,096

Cboe Global Markets, Inc.	4,385	543

CBRE Group, Inc., Class A*	12,945	1,260

Centene Corp.*	22,447	1,399

CenterPoint Energy, Inc.	21,933	540

Cerner Corp.	12,071	851

Charles Schwab (The) Corp.	56,304	4,101

Cheniere Energy, Inc.*	9,195	898

Cigna Corp.	13,437	2,690

Cisco Systems, Inc.	164,133	8,934

Citizens Financial Group, Inc.	16,271	764

Citrix Systems, Inc.	4,792	514

Clorox (The) Co.	4,811	797

CME Group, Inc.	14,067	2,720

Coca-Cola (The) Co.	159,533	8,371

Cognex Corp.	6,666	535

Colgate-Palmolive Co.	31,638	2,391

Conagra Brands, Inc.	19,423	658

Consolidated Edison, Inc.	13,134	953

Copart, Inc.*	8,230	1,142

Crown Castle International Corp.	16,870	2,924

CSX Corp.	89,086	2,649

Cummins, Inc.	5,649	1,269

Darden Restaurants, Inc.	5,071	768

DaVita, Inc.*	2,558	297

Deere & Co.	11,597	3,886

Delta Air Lines, Inc.*	6,143	262

DENTSPLY SIRONA, Inc.	8,485	493

Dexcom, Inc.*	3,811	2,084

Discover Financial Services	11,752	1,444

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	93	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

United States – 62.6% continued

Discovery, Inc., Class A*	5,988	$152

Discovery, Inc., Class C*	12,035	292

Domino’s Pizza,Inc.	1,562	745

Dover Corp.	5,606	872

DuPont de Nemours, Inc.	20,514	1,395

Eaton Corp. PLC	15,642	2,335

eBay, Inc.	26,852	1,871

Ecolab, Inc.	10,128	2,113

Edison International	14,632	812

Edwards Lifesciences Corp.*	24,348	2,756

Electronic Arts, Inc.	11,075	1,575

Eli Lilly & Co.	31,748	7,335

Equinix, Inc.	3,501	2,766

Equitable Holdings, Inc.	14,482	429

Equity Residential	13,710	1,109

Erie Indemnity Co., Class A	909	162

Essential Utilities, Inc.	8,916	411

Estee Lauder (The) Cos., Inc., Class A	9,078	2,723

Eversource Energy	13,181	1,078

Expeditors International of Washington, Inc.	6,547	780

FactSet Research Systems, Inc.	1,467	579

Fastenal Co.	22,211	1,146

First Republic Bank	6,772	1,306

Fortive Corp.	12,838	906

Fortune Brands Home & Security, Inc.	5,286	473

Franklin Resources, Inc.	12,633	375

Generac Holdings, Inc.*	2,424	991

General Mills, Inc.	23,533	1,408

Genuine Parts Co.	5,596	678

Gilead Sciences, Inc.	48,870	3,414

Hartford Financial Services Group (The), Inc.	13,777	968

Hasbro, Inc.	5,075	453

HCA Healthcare, Inc.	10,562	2,564

Healthpeak Properties, Inc.	20,557	688

Hewlett Packard Enterprise Co.	49,618	707

Hilton Worldwide Holdings, Inc.*	10,793	1,426

Hologic, Inc.*	9,897	730

Home Depot (The), Inc.	41,411	13,594

Horizon Therapeutics PLC*	8,512	932

Hormel Foods Corp.	11,578	475

Host Hotels & Resorts, Inc.*	26,936	440

Howmet Aerospace, Inc.	14,821	462

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

United States – 62.6% continued

HP, Inc.	48,371	$1,323

Humana, Inc.	5,085	1,979

Huntington Bancshares, Inc.	58,940	911

IDEX Corp.	3,000	621

IDEXX Laboratories, Inc.*	3,361	2,090

Illinois Tool Works, Inc.	12,397	2,562

Illumina, Inc.*	5,732	2,325

Insulet Corp.*	2,516	715

Intel Corp.	157,270	8,379

Intercontinental Exchange, Inc.	22,060	2,533

International Business Machines Corp.	34,800	4,835

International Flavors & Fragrances, Inc.	9,618	1,286

International Paper Co.	14,953	836

Interpublic Group of (The) Cos., Inc.	15,073	553

Intuit, Inc.	10,642	5,741

Invesco Ltd.	13,031	314

J.M. Smucker (The) Co.	4,270	513

Johnson & Johnson	102,564	16,564

Johnson Controls International PLC	28,218	1,921

Kansas City Southern	3,510	950

Kellogg Co.	9,945	636

Keurig Dr. Pepper, Inc.	28,282	966

KeyCorp	39,075	845

Keysight Technologies, Inc.*	7,147	1,174

Kimberly-Clark Corp.	13,013	1,723

Kroger (The) Co.	27,668	1,119

Laboratory Corp. of America Holdings*	3,767	1,060

Lam Research Corp.	5,571	3,171

Lamb Weston Holdings, Inc.	5,396	331

Lennox International, Inc.	1,407	414

Lincoln National Corp.	7,071	486

LKQ Corp.*	11,629	585

Loews Corp.	8,770	473

Lowe’s Cos., Inc.	27,531	5,585

LyondellBasell Industries N.V., Class A	10,634	998

M&T Bank Corp.	4,899	732

Marathon Petroleum Corp.	25,222	1,559

MarketAxess Holdings, Inc.	1,471	619

Marsh & McLennan Cos., Inc.	19,829	3,003

Masco Corp.	9,847	547

Mastercard, Inc., Class A	34,453	11,979

McCormick & Co., Inc. (Non Voting)	9,499	770

McDonald’s Corp.	29,061	7,007

See Notes to the Financial Statements.

EQUITY FUNDS	94	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

United States – 62.6% continued

Merck & Co., Inc.	98,617	$7,407

Mettler-Toledo International, Inc.*	898	1,237

Microsoft Corp.	278,670	78,563

Mohawk Industries, Inc.*	2,267	402

Moody’s Corp.	6,618	2,350

Morgan Stanley	54,349	5,289

Mosaic (The) Co.	14,061	502

Motorola Solutions, Inc.	6,539	1,519

Nasdaq, Inc.	4,435	856

Newell Brands, Inc.	14,897	330

Newmont Corp.	30,973	1,682

NIKE, Inc., Class B	49,656	7,212

Norfolk Southern Corp.	9,838	2,354

Northern Trust Corp.(5)	7,916	854

NVIDIA Corp.	97,057	20,106

NVR, Inc.*	133	638

Okta, Inc.*	4,825	1,145

Omnicom Group, Inc.	8,237	597

ONEOK, Inc.	17,706	1,027

Owens Corning	4,092	350

PACCAR, Inc.	13,406	1,058

PepsiCo, Inc.	53,811	8,094

Phillips 66	16,999	1,190

PNC Financial Services Group (The), Inc.	16,547	3,237

Pool Corp.	1,550	673

PPG Industries, Inc.	9,151	1,309

Principal Financial Group, Inc.	10,400	670

Procter & Gamble (The) Co.	95,352	13,330

Progressive (The) Corp.	22,992	2,078

Prologis, Inc.	28,816	3,614

Prudential Financial, Inc.	15,280	1,607

Quest Diagnostics, Inc.	5,038	732

Raymond James Financial, Inc.	7,215	666

Regions Financial Corp.	38,757	826

ResMed, Inc.	5,604	1,477

Robert Half International, Inc.	4,295	431

Rockwell Automation, Inc.	4,483	1,318

Roper Technologies, Inc.	4,157	1,855

S&P Global, Inc.	9,382	3,986

salesforce.com, Inc.*	37,838	10,262

Schlumberger N.V.	54,818	1,625

Sempra Energy	12,202	1,544

Sherwin-Williams (The) Co.	9,950	2,783

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

United States – 62.6% continued

Sirius XM Holdings, Inc.	38,052	$232

Snap-on, Inc.	2,112	441

Stanley Black & Decker, Inc.	6,259	1,097

Starbucks Corp.	45,891	5,062

State Street Corp.	14,151	1,199

Steel Dynamics, Inc.	8,655	506

STERIS PLC	3,799	776

SVB Financial Group*	2,154	1,393

T. Rowe Price Group, Inc.	8,758	1,723

Take-Two Interactive Software, Inc.*	4,379	675

Target Corp.	19,268	4,408

Teladoc Health, Inc.*	5,368	681

Teledyne Technologies, Inc.*	1,876	806

Teleflex, Inc.	1,777	669

Tesla, Inc.*	31,891	24,731

Texas Instruments, Inc.	35,969	6,914

Thermo Fisher Scientific, Inc.	15,307	8,745

TJX (The) Cos., Inc.	47,073	3,106

Tractor Supply Co.	4,440	900

Travelers (The) Cos., Inc.	9,984	1,518

Trimble, Inc.*	9,798	806

Truist Financial Corp.	52,591	3,084

U.S. Bancorp	55,195	3,281

UGI Corp.	8,300	354

Union Pacific Corp.	25,873	5,071

United Parcel Service, Inc., Class B	28,171	5,130

United Rentals, Inc.*	2,873	1,008

Vail Resorts, Inc.*	1,537	513

Valero Energy Corp.	16,171	1,141

Verizon Communications, Inc.	161,245	8,709

Vertex Pharmaceuticals, Inc.*	9,996	1,813

VF Corp.	13,286	890

Visa, Inc., Class A	65,891	14,677

VMware, Inc., Class A*	3,183	473

Voya Financial, Inc.	4,482	275

W.W. Grainger, Inc.	1,719	676

Walt Disney (The) Co.*	70,765	11,971

Waste Management, Inc.	16,507	2,465

Waters Corp.*	2,385	852

Welltower, Inc.	16,119	1,328

West Pharmaceutical Services, Inc.	2,855	1,212

Western Union (The) Co.	15,707	318

Weyerhaeuser Co.	28,920	1,029

Williams (The) Cos., Inc.	47,217	1,225

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	95	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.8% (1) continued

United States – 62.6% continued

Workday, Inc., Class A*	7,459	$1,864

Xylem, Inc.	7,165	886

Zebra Technologies Corp., Class A*	2,065	1,064

Zoetis, Inc.	18,530	3,597

		723,490

Total Common Stocks

(Cost $748,845)		1,130,599

PREFERRED STOCKS – 0.1% (1)

Germany – 0.1%

Bayerische Motoren Werke A.G., 2.83%(6)	2,173	166

Henkel A.G. & Co. KGaA, 2.33%(6)	6,774	629

		795

Total Preferred Stocks

(Cost $728)		795

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CONVERTIBLE BONDS – 0.0%

Singapore – 0.0%

Singapore Airlines Ltd., 0.00%, 6/8/30 (SGD)(7)	$58	$39

Total Convertible Bonds

(Cost $43)		39

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 2.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	27,484,078	$27,484

Total Investment Companies

(Cost $27,484)		27,484

Total Investments – 100.3%

(Cost $777,100)		1,158,917

Liabilities less Other Assets – (0.3%)		(3,115)

Net Assets – 100.0%		$1,155,802

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Value rounds to less than one thousand.
(3)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(4)	Level 3 asset that is worthless, bankrupt or has been delisted.
(5)	Investment in affiliate.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(7)	Zero coupon bond.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

SGD - Singapore Dollar

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNP	Euro	395	United States Dollar	464	12/15/21	$ 6

BNY Mellon	Danish Krone	542	United States Dollar	86	12/15/21	2

Citibank	Hong Kong Dollar	1,674	United States Dollar	216	12/15/21	—	*

Citibank	United States Dollar	318	Canadian Dollar	404	12/15/21	—	*

JPMorgan Chase	Swiss Franc	13	United States Dollar	14	12/15/21	—	*

See Notes to the Financial Statements.

EQUITY FUNDS	96	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

JPMorgan Chase	United States Dollar	369	Japanese Yen	41,149	12/15/21	$ 1

Morgan Stanley	Australian Dollar	148	United States Dollar	109	12/15/21	3

Morgan Stanley	Euro	321	United States Dollar	375	12/15/21	3

UBS	United States Dollar	441	Euro	380	12/15/21	— *

Subtotal Appreciation						15

Bank of Montreal	United States Dollar	336	Japanese Yen	36,753	12/15/21	(5)

BNP	United States Dollar	305	Japanese Yen	33,348	12/15/21	(5)

Citibank	United States Dollar	658	Euro	560	12/15/21	(9)

JPMorgan Chase	United States Dollar	308	Canadian Dollar	390	12/15/21	— *

JPMorgan Chase	United States Dollar	326	Euro	275	12/15/21	(7)

Morgan Stanley	Canadian Dollar	528	United States Dollar	414	12/15/21	(3)

Morgan Stanley	Japanese Yen	157,128	United States Dollar	1,405	12/15/21	(8)

Morgan Stanley	United States Dollar	69	British Pound	50	12/15/21	(2)

Morgan Stanley	United States Dollar	175	Swedish Krona	1,502	12/15/21	(3)

Toronto-Dominion Bank	United States Dollar	370	British Pound	270	12/15/21	(6)

Toronto-Dominion Bank	United States Dollar	827	Japanese Yen	90,733	12/15/21	(11)

UBS	United States Dollar	471	Euro	401	12/15/21	(5)

Subtotal Depreciation						(64)

Total						$ (49)

*	Amount rounds to less than one thousand.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	64	$13,753	Long	12/21	$(381)

Euro Stoxx 50 (Euro)	62	2,907	Long	12/21	(49)

FTSE 100 Index (British Pound)	1	95	Long	12/21	1

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

S&P/TSX 60 Index (Canadian Dollar)	6	$1,133	Long	12/21	$(18)

SPI 200 Index (Australian Dollar)	8	1,054	Long	12/21	(3)

Topix Index (Japanese Yen)	8	1,460	Long	12/21	4

Total					$(446)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	67.7%

Euro	9.5

Japanese Yen	7.4

All other currencies less than 5%	15.7

Total Investments	100.3

Liabilities less Other Assets	(0.3)

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices). The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	97	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL SUSTAINABILITY INDEX FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Argentina	$2,944	$—	$—	$2,944

Canada	43,616	—	—	43,616

Ireland	11,858	3,176	—	15,034

Israel	271	852	—	1,123

Jersey	418	—	—	418

Singapore	248	4,298	—	4,546

Switzerland	4,000	30,322	—	34,322

United Kingdom	10,431	43,888	—	54,319

United States	723,490	—	—	723,490

All Other Countries(1)	—	250,787	—	250,787

Total Common Stocks	797,276	333,323	—	1,130,599

Convertible Bonds	—	39	—	39

Preferred Stocks	—	795	—	795

Investment Companies	27,484	—	—	27,484

Total Investments	$824,760	$334,157	$—	$1,158,917

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$15	$—	$15

Futures Contracts	5	—	—	5

Liabilities

Forward Foreign Currency Exchange Contracts	—	(64)	—	(64)

Futures Contracts	(451)	—	—	(451)

Total Other Financial Instruments	$(446)	$(49)	$—	$(495)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	98	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 100.0%

FlexShares® Credit-Scored U.S. Corporate Bond Index Fund(1)	194,992	$10,504

FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund(1)	29,432	1,762

Flexshares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	86,973	2,364

FlexShares® Disciplined Duration MBS Index Fund(1)	179,297	4,214

FlexShares® Global Quality Real Estate Index Fund(1)	36,008	2,378

FlexShares® High Yield Value-Scored Bond Index Fund(1)	243,557	12,139

FlexShares® International Quality Dividend Index Fund(1)	237,672	5,992

FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	166,091	11,922

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	120,700	7,320

FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	206,009	7,540

FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	89,440	15,097

FlexShares® Quality Dividend Index Fund(1)	155,552	8,656

FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	42,432	2,367

FlexShares® U.S. Quality Low Volatility Index Fund(1)	193,129	9,796

iShares 10+ Year Investment Grade Corporate Bond ETF	32,139	2,227

iShares 1-5 Year Investment Grade Corporate Bond ETF	64,368	3,517

iShares 20+ Year Treasury Bond ETF	18,453	2,663

iShares 3-7 Year Treasury Bond ETF	7,699	1,002

iShares 5-10 Year Investment Grade Corporate Bond ETF	51,853	3,114

iShares 7-10 Year Treasury Bond ETF	13,328	1,536

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES - 100.0% continued

iShares MBS ETF	38,063	$4,116

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	592,264	592

Total Investment Companies

(Cost $104,642)		120,818

Total Investments – 100.0%

(Cost $104,642)		120,818

Liabilities less Other Assets – (0.0%)		(31)

NET ASSETS – 100.0%		$120,787

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of September 30, 2021 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	99	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

GLOBAL TACTICAL ASSET ALLOCATION FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the asset class weightings for the Fund were:

ASSET CLASS	WEIGHT	INVESTMENT VEHICLE

U.S. Equity	12.3%	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund

U.S. Equity	8.1	FlexShares® U.S. Quality Low Volatility Index Fund

U.S. Equity	7.2	FlexShares® Quality Dividend Index Fund

Non U.S. Equity - Developed	9.9	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund

Non U.S. Equity - Developed	5.0	FlexShares® International Quality Dividend Index Fund

Non U.S. Equity - Developed	2.0	Flexshares® Developed Markets ex-U.S. Quality Low Volatility Index Fund

Non U.S. Equity - Emerging Markets	6.1	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund

U.S. Bonds - High Yield	10.0	FlexShares® High Yield Value-Scored Bond Index Fund

U.S. Bonds - Investment Grade	8.7	FlexShares® Credit-Scored U.S. Corporate Bond Index Fund

U.S. Bonds - Investment Grade	3.5	FlexShares® Disciplined Duration MBS Index Fund

U.S. Bonds - Investment Grade	3.4	iShares MBS ETF

U.S. Bonds - Investment Grade	2.9	iShares 1-5 Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	2.6	iShares 5-10 Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	2.2	iShares 20+ Year Treasury Bond ETF

U.S. Bonds - Investment Grade	1.8	iShares 10+ Year Investment Grade Corporate Bond ETF

U.S. Bonds - Investment Grade	1.5	FlexShares® Credit-Scored U.S. Long Corporate Bond Index Fund

U.S. Bonds - Investment Grade	1.3	iShares 7-10 Year Treasury Bond ETF

U.S. Bonds - Investment Grade	0.8	iShares 3-7 Year Treasury Bond ETF

Global Infrastructure	2.0	FlexShares® STOXX Global Broad Infrastructure Index Fund

Commodities/Natural Resources	6.2	FlexShares® Morningstar Global Upstream Natural Resources Index Fund

Cash	0.5	Northern Institutional Funds - U.S. Government Portfolio (Shares)

Total	100.0%

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE	% OF NET ASSETS

Investment Companies	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investment Companies	$120,818	$—	$—	$120,818

See Notes to the Financial Statements.

EQUITY FUNDS	100	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.1%

Aerospace & Defense – 0.9%

Lockheed Martin Corp.	4,393	$1,516

Air Freight & Logistics – 0.2%

United Parcel Service, Inc., Class B	1,981	361

Automobiles – 0.8%

Tesla, Inc.(1) *	1,584	1,228

Banks – 3.2%

Bank of America Corp.	13,943	592

Bank of Hawaii Corp.	6,057	498

Citigroup, Inc.	30,860	2,166

First Hawaiian, Inc.	18,299	537

JPMorgan Chase & Co.	8,017	1,312

		5,105

Beverages – 1.1%

Coca-Cola (The) Co.	33,514	1,758

PepsiCo, Inc.	665	100

		1,858

Biotechnology – 3.6%

AbbVie, Inc.	21,659	2,336

Amgen, Inc.	8,159	1,735

Gilead Sciences, Inc.	24,071	1,682

		5,753

Capital Markets – 1.1%

Ameriprise Financial, Inc.	3,585	947

Bank of New York Mellon (The) Corp.	312	16

Janus Henderson Group PLC	11,605	480

Jefferies Financial Group, Inc.	7,418	275

		1,718

Chemicals – 2.4%

CF Industries Holdings, Inc.	18,162	1,014

Chemours (The) Co.	14,822	431

Dow, Inc.	16,393	944

Sherwin-Williams (The) Co.	5,239	1,465

		3,854

Communications Equipment – 1.6%

Cisco Systems, Inc.	46,846	2,550

Ubiquiti, Inc.	39	11

		2,561

Consumer Finance – 2.2%

Ally Financial, Inc.	5,666	289

American Express Co.	13,071	2,190

Discover Financial Services	3,362	413

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.1% continued

Consumer Finance – 2.2% continued

OneMain Holdings, Inc.	2,989	$165

Synchrony Financial	8,711	426

		3,483

Containers & Packaging – 0.5%

International Paper Co.	15,819	885

Distributors – 0.3%

Genuine Parts Co.	4,199	509

Diversified Consumer Services – 0.3%

H&R Block, Inc.	19,633	491

Diversified Financial Services – 0.4%

Berkshire Hathaway, Inc., Class B(1) *	2,418	660

Diversified Telecommunication Services – 2.7%

AT&T, Inc.	62,088	1,677

Lumen Technologies, Inc.	74,558	924

Verizon Communications, Inc.	33,452	1,807

		4,408

Electric Utilities – 1.5%

Evergy, Inc.	8,169	508

Exelon Corp.	21,387	1,034

PPL Corp.	32,142	896

		2,438

Electrical Equipment – 0.9%

Emerson Electric Co.	13,125	1,236

Rockwell Automation, Inc.	733	216

		1,452

Entertainment – 0.9%

Activision Blizzard, Inc.	17,006	1,316

World Wrestling Entertainment, Inc., Class A	1,865	105

		1,421

Equity Real Estate Investment Trusts – 3.8%

American Tower Corp.	2,635	699

Brixmor Property Group, Inc.	21,594	478

Cousins Properties, Inc.	12,944	483

Extra Space Storage, Inc.	2,166	364

Healthpeak Properties, Inc.	25,813	864

Highwoods Properties, Inc.	11,060	485

Iron Mountain, Inc.	19,247	836

Mid-America Apartment Communities, Inc.	4,860	908

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	101	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.1% continued

Equity Real Estate Investment Trusts – 3.8% continued

SL Green Realty Corp.	7,219	$511

VICI Properties, Inc.	16,383	465

		6,093

Food & Staples Retailing – 1.4%

Costco Wholesale Corp.	93	42

Walmart, Inc.	15,466	2,155

		2,197

Food Products – 0.5%

General Mills, Inc.	13,792	825

Health Care Equipment & Supplies – 1.7%

Abbott Laboratories	15,690	1,853

ResMed, Inc.	3,542	934

		2,787

Health Care Providers & Services – 1.0%

Cardinal Health, Inc.	14,239	704

UnitedHealth Group, Inc.	2,254	881

		1,585

Health Care Technology – 0.4%

Cerner Corp.	8,173	576

Hotels, Restaurants & Leisure – 0.4%

Starbucks Corp.	1,818	200

Yum! Brands, Inc.	4,127	505

		705

Household Durables – 0.2%

Newell Brands, Inc.	13,149	291

Household Products – 2.1%

Clorox (The) Co.	3,462	573

Colgate-Palmolive Co.	18,515	1,400

Procter & Gamble (The) Co.	10,350	1,447

		3,420

Independent Power & Renewable Electricity Producers – 0.2%

Vistra Corp.	16,407	281

Industrial Conglomerates – 1.2%

3M Co.	11,098	1,947

Insurance – 3.2%

Aflac, Inc.	17,646	920

Allstate (The) Corp.	5,667	721

MetLife, Inc.	16,321	1,008

Principal Financial Group, Inc.	10,880	701

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.1% continued

Insurance – 3.2% continued

Prudential Financial, Inc.	9,658	$1,016

Unum Group	32,566	816

		5,182

Interactive Media & Services – 4.6%

Alphabet, Inc., Class A(1) *	1,990	5,320

Facebook, Inc., Class A(1) *	6,077	2,063

		7,383

Internet & Direct Marketing Retail – 3.4%

Amazon.com, Inc.(1) *	1,466	4,816

eBay, Inc.	8,856	617

		5,433

IT Services – 4.3%

Accenture PLC, Class A	4,381	1,402

International Business Machines Corp.	15,995	2,222

Mastercard, Inc., Class A	4,246	1,476

Visa, Inc., Class A	5,221	1,163

Western Union (The) Co.	32,107	649

		6,912

Leisure Products – 0.1%

Polaris, Inc.	1,528	183

Life Sciences Tools & Services – 0.1%

Thermo Fisher Scientific, Inc.	217	124

Machinery – 1.2%

Cummins, Inc.	3,117	700

Illinois Tool Works, Inc.	6,291	1,300

		2,000

Media – 1.7%

Comcast Corp., Class A	6,007	336

Interpublic Group of (The) Cos., Inc.	24,700	906

Nexstar Media Group, Inc., Class A	554	84

Omnicom Group, Inc.	12,582	912

Sirius XM Holdings, Inc.	73,226	446

		2,684

Metals & Mining – 0.7%

Newmont Corp.	12,597	684

Southern Copper Corp.	7,991	449

		1,133

Mortgage Real Estate Investment Trusts – 0.6%

AGNC Investment Corp.	31,040	490

See Notes to the Financial Statements.

EQUITY FUNDS	102	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.1% continued

Mortgage Real Estate Investment Trusts – 0.6% continued

Annaly Capital Management, Inc.	57,973	$488

Starwood Property Trust, Inc.	2,102	51

		1,029

Multiline Retail – 0.6%

Target Corp.	4,560	1,043

Multi-Utilities – 1.0%

Public Service Enterprise Group, Inc.	14,278	869

WEC Energy Group, Inc.	8,434	744

		1,613

Oil, Gas & Consumable Fuels – 3.0%

Antero Midstream Corp.	52,587	548

Cabot Oil & Gas Corp.	7,131	155

Cimarex Energy Co.	7,034	613

Kinder Morgan, Inc.	59,910	1,002

ONEOK, Inc.	17,780	1,031

Targa Resources Corp.	11,403	561

Texas Pacific Land Corp.	57	69

Williams (The) Cos., Inc.	32,667	848

		4,827

Pharmaceuticals – 5.4%

Eli Lilly & Co.	9,886	2,284

Johnson & Johnson	20,884	3,373

Organon & Co.	16,086	528

Pfizer, Inc.	60,415	2,598

		8,783

Road & Rail – 1.1%

Old Dominion Freight Line, Inc.	3,274	936

Union Pacific Corp.	4,160	816

		1,752

Semiconductors & Semiconductor Equipment – 7.3%

Analog Devices, Inc.	6,284	1,053

Applied Materials, Inc.	808	104

Broadcom, Inc.	5,153	2,499

Intel Corp.	6,130	327

KLA Corp.	2,494	834

Lam Research Corp.	3,047	1,734

NVIDIA Corp.	3,506	726

QUALCOMM, Inc.	16,261	2,097

Texas Instruments, Inc.	12,221	2,349

		11,723

Software – 8.0%

Intuit, Inc.	3,272	1,765

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.1% continued

Software – 8.0% continued

Microsoft Corp.	31,491	$8,878

Oracle Corp.	26,725	2,329

		12,972

Specialty Retail – 3.2%

Best Buy Co., Inc.	5,150	544

Dick’s Sporting Goods, Inc.	807	97

Home Depot (The), Inc.	9,400	3,085

Lowe’s Cos., Inc.	4,850	984

Williams-Sonoma, Inc.	2,711	481

		5,191

Technology Hardware, Storage & Peripherals – 8.4%

Apple, Inc.(1)	79,630	11,268

HP, Inc.	29,109	796

NetApp, Inc.	8,971	805

Seagate Technology Holdings PLC	8,010	661

		13,530

Textiles, Apparel & Luxury Goods – 0.5%

NIKE, Inc., Class B	584	85

Tapestry, Inc.	21,575	799

		884

Thrifts & Mortgage Finance – 0.3%

TFS Financial Corp.	25,469	485

Tobacco – 2.5%

Altria Group, Inc.	40,503	1,844

Philip Morris International, Inc.	23,115	2,191

		4,035

Trading Companies & Distributors – 0.4%

Fastenal Co.	11,287	582

MSC Industrial Direct Co., Inc., Class A	233	19

		601

Total Common Stocks

(Cost $110,373)		159,910

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	1,177,958	1,178

Total Investment Companies

(Cost $1,178)		1,178

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	103	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INCOME EQUITY FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.04%, 1/27/22(4) (5)	$165	$165

Total Short-Term Investments

(Cost $165)		165

Total Investments – 99.9%

(Cost $111,716)		161,253

Other Assets less Liabilities – 0.1%		199

NET ASSETS – 100.0%		$161,452

(1)	Security represents underlying investment on open written option contracts.

(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(3)	7-day current yield as of September 30, 2021 is disclosed.

(4)	Discount rate at the time of purchase.

(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	6	$1,289	Long	12/21	$(43)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the Fund had open written call options as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)

Alphabet, Inc., Exp. Date 10/15/21, Strike Price $3,150.00	(19)	$(5,080)	$ (1)

Amazon.com, Inc., Exp. Date 10/15/21, Strike Price $3,800.00	(14)	(4,599)	(1)

Apple, Inc., Exp. Date 10/15/21, Strike Price $165.00	(400)	(5,660)	(1)

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)

Berkshire Hathaway, Inc., Exp. Date 10/15/21 Strike Price, $300.00	(24)	$ (655)	$ —*

Facebook, Inc., Exp. Date 10/15/21, Strike Price $410.00	(60)	(2,036)	—*

Tesla, Inc., Exp. Date 10/15/21, Strike Price $900.00	(15)	(1,163)	(2)

Total Written Options Contracts			$ (5)

(Premiums Received (000s) $14)

*	Amount rounds to less than one thousand.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	99.1%

Investment Companies	0.7%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$159,910	$ —	$—	$159,910

Investment Companies	1,178	—	—	1,178

Short-Term Investments	—	165	—	165

Total Investments	$161,088	$165	$—	$161,253

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$ (43)	$ —	$—	$ (43)

Written Options	(5)	—	—	(5)

Total Other Financial
Instruments	$ (48)	$ —	$—	$ (48)

(1) Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	104	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.6% (1)

Australia – 5.1%

AGL Energy Ltd.	14,853	$62

Aristocrat Leisure Ltd.	22,690	760

Australia & New Zealand Banking Group Ltd.	64,625	1,304

BHP Group Ltd.	10,628	286

Brambles Ltd.	17,149	133

Commonwealth Bank of Australia	7,911	590

CSL Ltd.	936	197

Endeavour Group Ltd.	9,297	47

Fortescue Metals Group Ltd.	62,138	655

REA Group Ltd.	2,649	301

Santos Ltd.	16,960	87

Sonic Healthcare Ltd.	3,891	114

Stockland	39,726	127

Tabcorp Holdings Ltd.	13,535	48

Telstra Corp. Ltd.	119,636	337

Wesfarmers Ltd.	7,706	310

Woolworths Group Ltd.	9,290	264

		5,622

Austria – 0.6%

OMV A.G.	10,124	608

Belgium – 1.5%

Ageas S.A./N.V.	9,778	484

Anheuser-Busch InBev S.A./N.V.	8,789	496

Etablissements Franz Colruyt N.V.	4,818	246

Proximus S.A.DP	22,810	451

		1,677

Canada – 9.7%

Alimentation Couche-Tard, Inc., Class B	1,197	46

AltaGas Ltd.	7,724	152

Atco Ltd., Class I	3,827	123

B2Gold Corp.	74,804	256

Barrick Gold Corp.	3,511	63

Canadian Apartment Properties REIT	8,956	418

Canadian Natural Resources Ltd.	27,651	1,011

Canadian Pacific Railway Ltd.	13,769	899

Canadian Tire Corp. Ltd., Class A	738	103

CGI, Inc.*	8,441	717

Constellation Software, Inc.	652	1,068

Fairfax Financial Holdings Ltd.	2,200	888

Fortis, Inc.	42	2

Hydro One Ltd.	6,937	164

IGM Financial, Inc.	6,806	243

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.6% (1) continued

Canada – 9.7% continued

Kinross Gold Corp.	88,603	$475

Loblaw Cos. Ltd.	11,887	816

Manulife Financial Corp.	56,747	1,092

National Bank of Canada	6,981	536

Onex Corp.	14,093	996

Quebecor, Inc., Class B	2,035	49

TC Energy Corp.	5,391	260

West Fraser Timber Co. Ltd.	3,650	308

		10,685

Denmark – 2.2%

AP Moller - Maersk A/S, Class B	184	498

Carlsberg A/S, Class B	4,573	744

Novo Nordisk A/S, Class B	5,713	549

Orsted A/S(2)	259	34

Pandora A/S	4,928	598

		2,423

Finland – 0.2%

Fortum OYJ	6,978	212

France – 9.4%

BNP Paribas S.A.	23,360	1,496

Capgemini S.E.	5,997	1,247

Carrefour S.A.	8,780	158

Cie de Saint-Gobain	7,135	481

Cie Generale des Etablissements Michelin S.C.A.	6,966	1,069

Electricite de France S.A.	11,494	144

Engie S.A.	19,272	253

Eurofins Scientific S.E.	7,144	916

Ipsen S.A.	1,893	181

La Francaise des Jeux S.A.E.M(2)	1,755	90

L’Oreal S.A.	2,865	1,183

LVMH Moet Hennessy Louis Vuitton S.E.	736	526

Publicis Groupe S.A.	11,867	799

Sanofi	10,736	1,034

Total Energies S.E.	16,697	800

		10,377

Germany – 8.0%

Aroundtown S.A.	36,567	253

Brenntag S.E.	6,802	635

Covestro A.G.(2)	12,910	887

Daimler A.G. (Registered)	15,952	1,418

Deutsche Bank A.G. (Registered)*	14,545	187

Deutsche Post A.G. (Registered)	22,395	1,411

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	105	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.6% (1) continued

Germany – 8.0% continued

E.ON S.E.	22,351	$273

Fresenius Medical Care A.G. & Co. KGaA	4,306	303

HelloFresh S.E.*	1,263	117

LEG Immobilien S.E.	2,250	318

Merck KGaA	5,990	1,303

RWE A.G.	483	17

SAP S.E.	5,303	718

Siemens A.G. (Registered)	5,393	887

Uniper S.E.	3,984	166

		8,893

Hong Kong – 3.0%

BOC Hong Kong Holdings Ltd.	263,756	790

CK Asset Holdings Ltd.	13,823	79

CK Infrastructure Holdings Ltd.	24,316	135

CLP Holdings Ltd.	21,913	211

Hang Seng Bank Ltd.	7,809	133

Power Assets Holdings Ltd.	12,085	71

Sun Hung Kai Properties Ltd.	30,531	379

Swire Properties Ltd.	186,542	467

WH Group Ltd.(2)	309,897	221

Xinyi Glass Holdings Ltd.	265,863	790

		3,276

Ireland – 0.7%

CRH PLC	11,663	544

DCC PLC	2,894	240

		784

Israel – 0.7%

Check Point Software Technologies Ltd.*	6,726	760

Italy – 1.3%

Enel S.p.A.	35,239	271

Poste Italiane S.p.A.(2)	69,774	960

Snam S.p.A.	23,747	132

Tenaris S.A.	8,379	88

		1,451

Japan – 21.7%

Bridgestone Corp.	16,810	797

Brother Industries Ltd.	31,522	693

Chubu Electric Power Co., Inc.	11,800	140

Dai Nippon Printing Co. Ltd.	12,500	303

Daito Trust Construction Co. Ltd.	1,820	212

Daiwa House Industry Co. Ltd.	17,500	584

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.6% (1) continued

Japan – 21.7% continued

FUJIFILM Holdings Corp.	800	$69

Honda Motor Co. Ltd.	16,200	500

Hoya Corp.	9,100	1,423

Iida Group Holdings Co. Ltd.	13,500	347

ITOCHU Corp.	38,927	1,140

Japan Post Insurance Co. Ltd.	25,000	452

KDDI Corp.	29,919	989

Lawson, Inc.	2,000	98

Marubeni Corp.	8,900	73

Medipal Holdings Corp.	33,500	632

MEIJI Holdings Co. Ltd.	5,100	330

MINEBEA MITSUMI, Inc.	200	5

Mitsubishi Corp.	300	9

Mitsubishi Electric Corp.	42,000	584

Mitsubishi Gas Chemical Co., Inc.	13,300	263

Mitsubishi Heavy Industries Ltd.	29,300	791

Mitsui & Co. Ltd.	13,100	284

Nintendo Co. Ltd.	1,400	681

Nippon Telegraph & Telephone Corp.	23,934	662

Nippon Yusen K.K.	11,400	857

Nitto Denko Corp.	3,800	271

Obayashi Corp.	28,500	237

Ono Pharmaceutical Co. Ltd.	24,300	554

Otsuka Holdings Co. Ltd.	5,000	213

Persol Holdings Co. Ltd.	5,800	145

Resona Holdings, Inc.	165,300	658

Rohm Co. Ltd.	3,300	311

SCSK Corp.	18,000	381

Secom Co. Ltd.	3,300	239

Sekisui House Ltd.	15,900	334

Seven & i Holdings Co. Ltd.	4,600	209

Subaru Corp.	14,800	275

Sumitomo Metal Mining Co. Ltd.	1,100	40

Sumitomo Mitsui Financial Group, Inc.	34,700	1,214

Sumitomo Realty & Development Co. Ltd.	900	33

Suntory Beverage & Food Ltd.	8,176	340

TDK Corp.	7,200	260

Tokyo Electric Power Co. Holdings, Inc.*	48,800	140

Tokyo Electron Ltd.	3,400	1,499

TOPPAN, Inc.	28,500	485

Tosoh Corp.	45,244	821

Toyo Suisan Kaisha Ltd.	15,100	671

See Notes to the Financial Statements.

EQUITY FUNDS	106	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.6% (1) continued

Japan – 21.7% continued

Toyota Motor Corp.	100,500	$1,798

Yamada Holdings Co. Ltd.	2,800	12

		24,058

Jordan – 0.1%

Hikma Pharmaceuticals PLC	4,899	161

Netherlands – 5.3%

ASM International N.V.	991	387

ASML Holding N.V.	851	628

ING Groep N.V.	51,448	747

Koninklijke Ahold Delhaize N.V.	10,221	339

NN Group N.V.	18,434	962

Randstad N.V.	12,337	824

Royal Dutch Shell PLC, Class B	89,029	1,972

		5,859

New Zealand – 0.2%

Fisher & Paykel Healthcare Corp. Ltd.	11,551	254

Norway – 1.6%

DNB Bank ASA	27,279	619

Norsk Hydro ASA	67,076	501

Yara International ASA	13,855	686

		1,806

Singapore – 1.4%

DBS Group Holdings Ltd.	23,152	514

United Overseas Bank Ltd.	53,600	1,014

		1,528

Spain – 1.5%

Banco Bilbao Vizcaya Argentaria S.A.*	175,676	1,159

Endesa S.A.	5,548	112

Iberdrola S.A.	26,723	267

Naturgy Energy Group S.A.	4,184	105

		1,643

Sweden – 3.5%

Electrolux AB, Class B*	1,482	34

Evolution AB	189	29

Hexagon AB, Class B	68,212	1,051

Husqvarna AB, Class B	31,005	370

Industrivarden AB, Class A	8,307	265

Industrivarden AB, Class C	598	18

Investor AB, Class B	53,677	1,149

Sandvik AB	6,807	155

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.6% (1) continued

Sweden – 3.5% continued

SKF AB, Class B	27,009	$636

Volvo AB, Class B	8,496	191

		3,898

Switzerland – 9.3%

ABB Ltd. (Registered)	14,393	480

Adecco Group A.G. (Registered)	13,770	690

Cie Financiere Richemont S.A., Class A (Registered)	7,692	793

Coca-Cola HBC A.G. - CDI*	14,453	464

Holcim Ltd.*	11,050	532

Logitech International S.A. (Registered)	4,591	406

Nestle S.A. (Registered)	10,113	1,217

Novartis A.G. (Registered)	16,494	1,353

Roche Holding A.G. (Genusschein)	5,943	2,169

Sonova Holding A.G. (Registered)	265	100

STMicroelectronics N.V.	11,175	487

Swatch Group (The) A.G. (Bearer)	2,945	772

Swisscom A.G. (Registered)	1,406	807

		10,270

United Kingdom – 10.6%

3i Group PLC	60,719	1,046

Anglo American PLC	32,538	1,122

Aviva PLC	8,348	44

BAE Systems PLC	119,345	902

Barclays PLC	511,465	1,304

Berkeley Group Holdings PLC	9,812	575

British American Tobacco PLC	25,442	888

BT Group PLC*	21,061	45

Bunzl PLC	2,565	85

CNH Industrial N.V.	27,526	466

Coca-Cola Europacific Partners PLC	9,423	521

GlaxoSmithKline PLC	70,216	1,325

Imperial Brands PLC	29,226	610

J Sainsbury PLC	108,141	414

Johnson Matthey PLC	1,316	48

Kingfisher PLC	20,176	91

Legal & General Group PLC	7,123	27

Lloyds Banking Group PLC	24,026	15

National Grid PLC	22,096	263

Next PLC	2,058	226

Persimmon PLC	8,316	296

Rio Tinto PLC	6,701	443

Sage Group (The) PLC	32,694	312

Schroders PLC	345	17

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	107	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.6% (1) continued

United Kingdom – 10.6% continued

Segro PLC	8,244	$132

SSE PLC	439	9

United Utilities Group PLC	12,655	165

Wm Morrison Supermarkets PLC	14,203	56

WPP PLC	25,282	340

		11,787

Total Common Stocks

(Cost $95,196)		108,032

PREFERRED STOCKS – 0.1% (1)

Germany – 0.1%

Henkel A.G. & Co. KGaA, 2.33%(3)	1,260	117

Volkswagen A.G., 2.54%(3)	189	42

		159

Total Preferred Stocks

(Cost $140)		159

INVESTMENT COMPANIES – 0.3%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	350,857	351

Total Investment Companies

(Cost $351)		351

Total Investments – 98.0%

(Cost $95,687)		108,542

Other Assets less Liabilities – 2.0%		2,204

Net Assets – 100.0%		$110,746

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S&P – Standard & Poor’s

S.A. – Société Anonyme (French: Public Limited Company)

S.E. – Societas Europaea (German: Public Company)

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Euro Stoxx 50 (Euro)	22	$1,032	Long	12/21	$(25)

FTSE 100 Index (British Pound)	5	477	Long	12/21	3

S&P/TSX 60 Index (Canadian Dollar)	1	189	Long	12/21	(6)

SPI 200 Index (Australian Dollar)	2	264	Long	12/21	(4)

Yen Denominated Nikkei 225 (Japanese Yen)	4	527	Long	12/21	(3)

Total					$(35)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

EQUITY FUNDS	108	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	27.5%

Japanese Yen	21.7

British Pound	12.3

Canadian Dollar	9.6

Swiss Franc	8.4

Australian Dollar	5.1

All other currencies less than 5%	13.4

Total Investments	98.0

Other Assets less Liabilities	2.0

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as

Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Canada	$10,685	$ —	$—	$10,685

Israel	760	—	—	760

United Kingdom	521	11,266	—	11,787

All Other Countries(1)	—	84,800	—	84,800

Total Common Stocks	11,966	96,066	—	108,032

Preferred Stocks	—	159	—	159

Investment Companies	351	—	—	351

Total Investments	$12,317	$96,225	$—	$108,542

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Assets

Futures Contracts	$3	$—	$—	$3

Liabilities

Futures Contracts	(38)	—	—	(38)

Total Other Financial Instruments	$(35)	$—	$—	$(35)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	109	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1)

Australia – 7.0%

Afterpay Ltd.*	70,870	$6,131

AGL Energy Ltd.	199,196	824

Ampol Ltd.	80,001	1,605

APA Group	392,036	2,461

Aristocrat Leisure Ltd.	185,752	6,218

ASX Ltd.	62,976	3,679

Aurizon Holdings Ltd.	611,780	1,666

AusNet Services Ltd.	615,432	1,126

Australia & New Zealand Banking Group Ltd.	920,092	18,563

BGP Holdings PLC(2) (3) (4)*	1,085,479	—

BHP Group Ltd.	952,208	25,593

BHP Group PLC	683,695	17,040

BlueScope Steel Ltd.	161,841	2,348

Brambles Ltd.	458,178	3,564

Cochlear Ltd.	21,315	3,367

Coles Group Ltd.	429,837	5,246

Commonwealth Bank of Australia	574,669	42,824

Computershare Ltd.	172,646	2,259

Crown Resorts Ltd.*	127,758	884

CSL Ltd.	147,407	31,085

Dexus	348,697	2,698

Domino’s Pizza Enterprises Ltd.	20,018	2,308

Endeavour Group Ltd.	413,331	2,076

Evolution Mining Ltd.	562,100	1,424

Fortescue Metals Group Ltd.	552,830	5,830

Goodman Group	544,366	8,450

GPT Group (The)	649,849	2,367

Insurance Australia Group Ltd.	812,637	2,864

Lendlease Corp. Ltd.	219,879	1,707

Macquarie Group Ltd.	110,757	14,532

Magellan Financial Group Ltd.	45,818	1,168

Medibank Pvt Ltd.	874,979	2,262

Mirvac Group	1,262,343	2,708

National Australia Bank Ltd.	1,060,032	21,127

Newcrest Mining Ltd.	264,712	4,340

Northern Star Resources Ltd.	362,168	2,231

Oil Search Ltd.	628,722	1,990

Orica Ltd.	135,640	1,337

Origin Energy Ltd.	588,075	1,982

Qantas Airways Ltd.*	294,988	1,206

QBE Insurance Group Ltd.	477,487	3,983

Ramsay Health Care Ltd.	60,071	3,022

REA Group Ltd.	17,800	2,024

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Australia – 7.0% continued

Reece Ltd.	96,060	$1,309

Rio Tinto Ltd.	119,337	8,480

Santos Ltd.	628,579	3,241

Scentre Group	1,710,458	3,680

SEEK Ltd.	107,724	2,398

Sonic Healthcare Ltd.	145,583	4,274

South32 Ltd.	1,548,596	3,931

Stockland	765,758	2,449

Suncorp Group Ltd.	411,550	3,696

Sydney Airport*	422,536	2,510

Tabcorp Holdings Ltd.	709,776	2,512

Telstra Corp. Ltd.	1,336,157	3,766

Transurban Group	882,105	8,944

Transurban Group*	98,012	1,003

Treasury Wine Estates Ltd.	234,142	2,081

Vicinity Centres	1,237,244	1,474

Washington H Soul Pattinson & Co. Ltd.	70,079	1,978

Wesfarmers Ltd.	366,381	14,744

Westpac Banking Corp.	1,186,971	22,072

WiseTech Global Ltd.	47,156	1,817

Woodside Petroleum Ltd.	312,572	5,379

Woolworths Group Ltd.	413,331	11,736

		383,593

Austria – 0.2%

Erste Group Bank A.G.	90,051	3,933

OMV A.G.	48,436	2,911

Raiffeisen Bank International A.G.	48,529	1,262

Verbund A.G.	22,084	2,231

voestalpine A.G.	37,040	1,361

		11,698

Belgium – 0.8%

Ageas S.A./N.V.	57,213	2,831

Anheuser-Busch InBev S.A./N.V.	246,569	13,926

Elia Group S.A./N.V.	9,981	1,192

Etablissements Franz Colruyt N.V.	17,651	899

Groupe Bruxelles Lambert S.A.	36,381	4,000

KBC Group N.V.	81,603	7,326

Proximus S.A.DP	48,436	957

Sofina S.A.	4,895	1,942

Solvay S.A., Class A	23,738	2,954

UCB S.A.	40,554	4,512

Umicore S.A.	63,176	3,744

		44,283

See Notes to the Financial Statements.

EQUITY FUNDS	110	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Chile – 0.0%

Antofagasta PLC	126,217	$2,268

Denmark – 2.6%

Ambu A/S, Class B	53,763	1,588

AP Moller - Maersk A/S, Class A	1,004	2,569

AP Moller - Maersk A/S, Class B	1,875	5,072

Carlsberg A/S, Class B	32,052	5,214

Chr Hansen Holding A/S	33,754	2,756

Coloplast A/S, Class B	38,914	6,099

Danske Bank A/S	221,072	3,727

Demant A/S*	34,033	1,714

DSV A/S	65,212	15,569

Genmab A/S*	21,182	9,254

GN Store Nord A/S	41,154	2,805

Novo Nordisk A/S, Class B	545,413	52,461

Novozymes A/S, Class B	65,920	4,513

Orsted A/S(5)	61,248	8,081

Pandora A/S	32,079	3,890

ROCKWOOL International A/S, Class B	2,816	1,204

Tryg A/S	117,951	2,680

Vestas Wind Systems A/S	326,535	13,073

		142,269

Finland – 1.3%

Elisa OYJ	45,373	2,817

Fortum OYJ	143,337	4,359

Kesko OYJ, Class B	89,539	3,091

Kone OYJ, Class B	109,512	7,679

Neste OYJ	137,047	7,735

Nokia OYJ*	1,759,502	9,680

Nordea Bank Abp	1,045,407	13,417

Orion OYJ, Class B	34,192	1,353

Sampo OYJ, Class A	160,566	7,967

Stora Enso OYJ (Registered)	192,617	3,198

UPM-Kymmene OYJ	173,386	6,126

Wartsila OYJ Abp	156,207	1,871

		69,293

France – 10.8%

Accor S.A.*	56,394	1,996

Aeroports de Paris*	9,480	1,203

Air Liquide S.A.	153,372	24,541

Airbus S.E.*	190,498	25,011

Alstom S.A.	102,667	3,895

Amundi S.A.(5)	19,295	1,627

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

France – 10.8% continued

Arkema S.A.	20,279	$2,683

Atos S.E.	31,896	1,698

AXA S.A.	626,631	17,433

BioMerieux	13,166	1,495

BNP Paribas S.A.	364,405	23,342

Bollore S.A.	283,446	1,639

Bouygues S.A.	74,413	3,071

Bureau Veritas S.A.	96,895	2,974

Capgemini S.E.	51,844	10,782

Carrefour S.A.	196,655	3,540

Cie de Saint-Gobain	164,386	11,072

Cie Generale des Etablissements Michelin S.C.A.	54,546	8,371

CNP Assurances	54,298	861

Covivio	16,616	1,389

Credit Agricole S.A.	376,880	5,200

Danone S.A.	211,246	14,419

Dassault Aviation S.A.	7,770	872

Dassault Systemes S.E.	213,282	11,182

Edenred	81,320	4,380

Eiffage S.A.	27,051	2,729

Electricite de France S.A.	156,333	1,963

Engie S.A.	590,449	7,749

EssilorLuxottica S.A.	92,313	17,652

Eurazeo S.E.	12,643	1,188

Eurofins Scientific S.E.	43,317	5,555

Faurecia S.E.	30,396	1,417

Faurecia S.E. (Italian Exchange)	7,318	347

Gecina S.A.	14,807	1,985

Getlink S.E.	141,308	2,212

Hermes International	10,227	14,135

Iliad S.A.	4,810	1,014

Ipsen S.A.	12,382	1,182

Kering S.A.	24,285	17,272

Klepierre S.A.*	67,877	1,511

La Francaise des Jeux S.A.E.M(5)	31,362	1,613

Legrand S.A.	87,467	9,381

L’Oreal S.A.	81,602	33,679

LVMH Moet Hennessy Louis Vuitton S.E.	89,955	64,324

Orange S.A.	653,013	7,074

Orpea S.A.	17,005	1,969

Pernod Ricard S.A.	67,592	14,781

Publicis Groupe S.A.	71,030	4,783

Remy Cointreau S.A.	7,200	1,396

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	111	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

France – 10.8% continued

Renault S.A.*	61,838	$2,206

Safran S.A.	110,631	13,871

Sanofi	367,246	35,353

Sartorius Stedim Biotech	8,866	4,949

Schneider Electric S.E.	174,333	28,985

SCOR S.E.	50,724	1,454

SEB S.A.	9,089	1,282

Societe Generale S.A.	264,273	8,297

Sodexo S.A.*	28,357	2,483

Suez S.A.	113,059	2,578

Teleperformance	18,946	7,454

Thales S.A.	34,323	3,315

TotalEnergies S.E.	809,632	38,797

Ubisoft Entertainment S.A.*	29,690	1,781

Unibail-Rodamco-Westfield*	26,509	1,939

Unibail-Rodamco-Westfield - CDI*	284,960	1,089

Valeo	73,835	2,060

Veolia Environnement S.A.	209,653	6,416

Vinci S.A.	172,183	17,835

Vivendi S.E.	232,261	2,930

Wendel S.E.	8,624	1,196

Worldline S.A.(5) *	77,327	5,900

		593,757

Germany – 8.3%

adidas A.G.	61,665	19,431

Allianz S.E. (Registered)	133,584	30,129

Aroundtown S.A.	318,778	2,202

BASF S.E.	296,923	22,623

Bayer A.G. (Registered)	318,232	17,357

Bayerische Motoren Werke A.G.	108,502	10,414

Bechtle A.G.	26,148	1,794

Beiersdorf A.G.	32,304	3,493

Brenntag S.E.	49,388	4,607

Carl Zeiss Meditec A.G. (Bearer)	12,798	2,460

Commerzbank A.G.*	334,988	2,231

Continental A.G.*	35,240	3,863

Covestro A.G.(5)	63,497	4,361

Daimler A.G. (Registered)	276,978	24,622

Delivery Hero S.E.(5) *	52,331	6,701

Deutsche Bank A.G. (Registered)*	674,622	8,652

Deutsche Boerse A.G.	61,613	10,030

Deutsche Lufthansa A.G. (Registered)*	95,516	657

Deutsche Post A.G. (Registered)	320,835	20,221

Deutsche Telekom A.G. (Registered)	1,078,621	21,747

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Germany – 8.3% continued

Deutsche Wohnen S.E.	110,326	$6,763

E.ON S.E.	725,343	8,874

Evonik Industries A.G.	67,239	2,130

Fresenius Medical Care A.G. & Co. KGaA	67,244	4,739

Fresenius S.E. & Co. KGaA	135,010	6,491

GEA Group A.G.	49,088	2,250

Hannover Rueck S.E.	19,640	3,440

HeidelbergCement A.G.	48,819	3,661

HelloFresh S.E.*	53,943	4,994

Henkel A.G. & Co. KGaA	34,283	2,958

Infineon Technologies A.G.	421,837	17,341

KION Group A.G.	23,485	2,198

Knorr-Bremse A.G.	23,688	2,542

LANXESS A.G.	26,687	1,815

LEG Immobilien S.E.	23,354	3,304

Merck KGaA	41,824	9,095

MTU Aero Engines A.G.	17,236	3,897

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	45,312	12,420

Nemetschek S.E.	18,674	1,963

Puma S.E.	33,488	3,743

Rational A.G.	1,633	1,540

RWE A.G.	208,133	7,358

SAP S.E.	338,437	45,849

Scout24 A.G.(5)	27,281	1,894

Siemens A.G. (Registered)	247,858	40,742

Siemens Energy A.G.*	128,143	3,444

Siemens Healthineers A.G.(5)	91,320	5,942

Symrise A.G.	41,388	5,460

TeamViewer A.G.*	51,199	1,510

Telefonica Deutschland Holding A.G.	332,822	947

Uniper S.E.	30,702	1,282

United Internet A.G. (Registered)	32,068	1,248

Volkswagen A.G.	10,714	3,327

Vonovia S.E.	176,032	10,582

Zalando S.E.(5) *	71,149	6,538

		459,876

Hong Kong – 2.9%

AIA Group Ltd.	3,915,886	45,088

BOC Hong Kong Holdings Ltd.	1,207,108	3,616

Budweiser Brewing Co. APAC Ltd.(5)	560,000	1,410

Chow Tai Fook Jewellery Group Ltd.	649,000	1,236

See Notes to the Financial Statements.

EQUITY FUNDS	112	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Hong Kong – 2.9% continued

CK Asset Holdings Ltd.	654,138	$3,759

CK Hutchison Holdings Ltd.	883,138	5,856

CK Infrastructure Holdings Ltd.	217,353	1,208

CLP Holdings Ltd.	534,514	5,141

ESR Cayman Ltd.*	647,200	1,954

Futu Holdings Ltd. ADR*	16,413	1,494

Galaxy Entertainment Group Ltd.*	690,148	3,482

Hang Lung Properties Ltd.	644,501	1,465

Hang Seng Bank Ltd.	247,279	4,220

Henderson Land Development Co. Ltd.	472,929	1,795

HK Electric Investments & HK Electric Investments Ltd.	832,227	826

HKT Trust & HKT Ltd.	1,231,220	1,684

Hong Kong & China Gas Co. Ltd.	3,644,005	5,520

Hong Kong Exchanges & Clearing Ltd.	389,596	23,648

Hongkong Land Holdings Ltd.	384,300	1,839

Jardine Matheson Holdings Ltd.	69,800	3,671

Link REIT	667,780	5,707

Melco Resorts & Entertainment Ltd. ADR*	68,337	700

MTR Corp. Ltd.	506,136	2,717

New World Development Co. Ltd.	495,111	2,009

Power Assets Holdings Ltd.	452,317	2,651

Sino Land Co. Ltd.	1,062,651	1,430

SITC International Holdings Co. Ltd.	424,000	1,512

SJM Holdings Ltd.*	654,572	443

Sun Hung Kai Properties Ltd.	425,258	5,285

Swire Pacific Ltd., Class A	164,051	972

Swire Properties Ltd.	383,787	960

Techtronic Industries Co. Ltd.	447,833	8,779

WH Group Ltd.(5)	3,130,713	2,227

Wharf Real Estate Investment Co. Ltd.	543,766	2,809

Xinyi Glass Holdings Ltd.	592,000	1,759

		158,872

Ireland – 1.1%

CRH PLC	253,386	11,819

DCC PLC	31,541	2,611

Experian PLC	298,849	12,414

Flutter Entertainment PLC - CDI*	54,358	10,746

Irish Bank Resolution Corp. Ltd.(2) *	99,788	—

James Hardie Industries PLC - CDI	145,551	5,221

Kerry Group PLC, Class A	51,490	6,894

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Ireland – 1.1% continued

Kingspan Group PLC	50,773	$5,022

Smurfit Kappa Group PLC	79,316	4,158

		58,885

Israel – 0.6%

Azrieli Group Ltd.	13,578	1,221

Bank Hapoalim B.M.	368,997	3,240

Bank Leumi Le-Israel B.M.	478,403	4,061

Check Point Software Technologies Ltd.*	35,989	4,068

CyberArk Software Ltd.*	12,775	2,016

Elbit Systems Ltd.	8,533	1,238

ICL Group Ltd.	227,703	1,656

Israel Discount Bank Ltd., Class A*	370,758	1,958

Mizrahi Tefahot Bank Ltd.	45,988	1,548

Nice Ltd.*	20,343	5,755

Teva Pharmaceutical Industries Ltd. ADR*	351,061	3,419

Wix.com Ltd.*	17,988	3,525

		33,705

Italy – 2.0%

Amplifon S.p.A.	39,886	1,901

Assicurazioni Generali S.p.A.	361,387	7,688

Atlantia S.p.A.*	158,937	3,005

Davide Campari-Milano N.V.	174,343	2,454

DiaSorin S.p.A.	7,857	1,649

Enel S.p.A.	2,632,418	20,211

Eni S.p.A.	815,180	10,854

Ferrari N.V.	17,924	3,752

Ferrari N.V. (New York Exchange)	23,010	4,812

FinecoBank Banca Fineco S.p.A.*	199,351	3,613

Infrastrutture Wireless Italiane S.p.A.(5)	107,705	1,201

Intesa Sanpaolo S.p.A.	5,332,068	15,127

Mediobanca Banca di Credito Finanziario S.p.A.*	207,130	2,502

Moncler S.p.A.	65,937	4,033

Nexi S.p.A.*	141,347	2,637

Poste Italiane S.p.A.(5)	168,421	2,318

Prysmian S.p.A.	81,678	2,865

Recordati Industria Chimica e Farmaceutica S.p.A.	33,703	1,960

Snam S.p.A.	648,470	3,595

Telecom Italia S.p.A.	3,300,079	1,293

Telecom Italia S.p.A. (RSP)	1,987,479	804

Tenaris S.A.	148,437	1,565

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	113	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Italy – 2.0% continued

Terna - Rete Elettrica Nazionale	456,329	$3,237

UniCredit S.p.A.	687,075	9,088

		112,164

Japan – 23.9%

ABC-Mart, Inc.	10,800	611

Acom Co. Ltd.	127,500	468

Advantest Corp.	65,100	5,832

Aeon Co. Ltd.	209,800	5,521

AGC, Inc.	63,100	3,230

Aisin Corp.	48,000	1,745

Ajinomoto Co., Inc.	149,500	4,424

ANA Holdings, Inc.*	51,700	1,342

Asahi Group Holdings Ltd.	148,300	7,184

Asahi Intecc Co. Ltd.	67,700	1,857

Asahi Kasei Corp.	407,700	4,352

Astellas Pharma, Inc.	599,300	9,882

Azbil Corp.	40,200	1,728

Bandai Namco Holdings, Inc.	65,000	4,881

Bridgestone Corp.	185,800	8,812

Brother Industries Ltd.	76,600	1,685

Canon, Inc.	326,300	8,026

Capcom Co. Ltd.	56,200	1,561

Casio Computer Co. Ltd.	62,000	1,028

Central Japan Railway Co.	46,500	7,432

Chiba Bank (The) Ltd.	172,400	1,110

Chubu Electric Power Co., Inc.	210,000	2,491

Chugai Pharmaceutical Co. Ltd.	218,965	8,021

Concordia Financial Group Ltd.	352,100	1,389

Cosmos Pharmaceutical Corp.	6,500	1,109

CyberAgent, Inc.	131,600	2,549

Dai Nippon Printing Co. Ltd.	71,500	1,732

Daifuku Co. Ltd.	33,000	3,103

Dai-ichi Life Holdings, Inc.	331,800	7,225

Daiichi Sankyo Co. Ltd.	566,300	15,108

Daikin Industries Ltd.	80,600	17,336

Daito Trust Construction Co. Ltd.	21,300	2,487

Daiwa House Industry Co. Ltd.	184,100	6,148

Daiwa House REIT Investment Corp.	633	1,855

Daiwa Securities Group, Inc.	478,500	2,795

Denso Corp.	139,600	9,152

Dentsu Group, Inc.	70,518	2,713

Disco Corp.	9,500	2,659

East Japan Railway Co.	97,112	6,812

Eisai Co. Ltd.	77,400	5,829

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 23.9% continued

ENEOS Holdings, Inc.	980,297	$4,003

FANUC Corp.	62,000	13,573

Fast Retailing Co. Ltd.	19,000	14,003

Fuji Electric Co. Ltd.	41,500	1,891

FUJIFILM Holdings Corp.	116,000	10,003

Fujitsu Ltd.	63,500	11,532

GLP J-REIT	1,368	2,249

GMO Payment Gateway, Inc.	13,500	1,710

Hakuhodo DY Holdings, Inc.	76,200	1,315

Hamamatsu Photonics K.K.	45,770	2,839

Hankyu Hanshin Holdings, Inc.	75,400	2,379

Harmonic Drive Systems, Inc.	14,200	685

Hikari Tsushin, Inc.	6,700	1,133

Hino Motors Ltd.	93,200	874

Hirose Electric Co. Ltd.	10,428	1,737

Hisamitsu Pharmaceutical Co., Inc.	16,100	611

Hitachi Construction Machinery Co. Ltd.	34,100	966

Hitachi Ltd.	312,700	18,541

Hitachi Metals Ltd.*	69,000	1,337

Honda Motor Co. Ltd.	526,000	16,222

Hoshizaki Corp.	17,700	1,612

Hoya Corp.	119,700	18,721

Hulic Co. Ltd.	74,100	826

Ibiden Co. Ltd.	34,500	1,907

Idemitsu Kosan Co. Ltd.	67,288	1,776

Iida Group Holdings Co. Ltd.	46,864	1,206

Inpex Corp.	332,500	2,602

Isuzu Motors Ltd.	179,600	2,360

Ito En Ltd.	17,600	1,169

ITOCHU Corp.	382,300	11,198

Itochu Techno-Solutions Corp.	31,700	1,035

Japan Airlines Co. Ltd.*	48,500	1,154

Japan Exchange Group, Inc.	165,900	4,117

Japan Metropolitan Fund Invest	2,224	2,138

Japan Post Bank Co. Ltd.	129,800	1,111

Japan Post Holdings Co. Ltd.*	512,700	4,315

Japan Post Insurance Co. Ltd.	72,900	1,319

Japan Real Estate Investment Corp.	411	2,462

Japan Tobacco, Inc.	385,400	7,567

JFE Holdings, Inc.	160,500	2,395

JSR Corp.	67,000	2,429

Kajima Corp.	147,200	1,897

Kakaku.com, Inc.	43,700	1,415

See Notes to the Financial Statements.

EQUITY FUNDS	114	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 23.9% continued

Kansai Electric Power (The) Co., Inc.	229,900	$2,231

Kansai Paint Co. Ltd.	59,000	1,467

Kao Corp.	154,500	9,205

KDDI Corp.	521,800	17,244

Keio Corp.	33,400	1,788

Keisei Electric Railway Co. Ltd.	41,300	1,370

Keyence Corp.	62,956	37,722

Kikkoman Corp.	46,700	3,795

Kintetsu Group Holdings Co. Ltd.*	56,300	1,900

Kirin Holdings Co. Ltd.	267,900	4,976

Kobayashi Pharmaceutical Co. Ltd.	17,400	1,378

Kobe Bussan Co. Ltd.	44,500	1,453

Koei Tecmo Holdings Co. Ltd.	18,720	890

Koito Manufacturing Co. Ltd.	33,714	2,027

Komatsu Ltd.	281,600	6,771

Konami Holdings Corp.	30,300	1,901

Kose Corp.	10,600	1,271

Kubota Corp.	334,300	7,132

Kurita Water Industries Ltd.	31,500	1,522

Kyocera Corp.	104,600	6,539

Kyowa Kirin Co. Ltd.	88,400	3,188

Lasertec Corp.	24,600	5,588

Lawson, Inc.	17,200	844

Lion Corp.	72,400	1,171

Lixil Corp.	87,400	2,540

M3, Inc.	143,800	10,266

Makita Corp.	73,100	3,989

Marubeni Corp.	508,400	4,171

Mazda Motor Corp.*	181,600	1,581

McDonald’s Holdings Co. Japan Ltd.	25,600	1,208

Medipal Holdings Corp.	58,800	1,109

MEIJI Holdings Co. Ltd.	39,526	2,555

Mercari, Inc.*	33,300	1,833

MINEBEA MITSUMI, Inc.	119,000	3,039

MISUMI Group, Inc.	91,300	3,880

Mitsubishi Chemical Holdings Corp.	417,300	3,813

Mitsubishi Corp.	411,200	12,863

Mitsubishi Electric Corp.	593,000	8,248

Mitsubishi Estate Co. Ltd.	384,700	6,126

Mitsubishi Gas Chemical Co., Inc.	50,600	999

Mitsubishi HC Capital, Inc.	212,800	1,118

Mitsubishi Heavy Industries Ltd.	103,800	2,802

Mitsubishi UFJ Financial Group, Inc.	3,944,695	23,031

Mitsui & Co. Ltd.	486,900	10,562

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 23.9% continued

Mitsui Chemicals, Inc.	59,700	$2,004

Mitsui Fudosan Co. Ltd.	298,300	7,105

Miura Co. Ltd.	28,700	1,151

Mizuho Financial Group, Inc.	783,618	11,032

MonotaRO Co. Ltd.	81,600	1,841

MS&AD Insurance Group Holdings, Inc.	143,543	4,789

Murata Manufacturing Co. Ltd.	185,191	16,485

Nabtesco Corp.	36,599	1,386

NEC Corp.	80,000	4,343

Nexon Co. Ltd.	159,400	2,572

NGK Insulators Ltd.	82,000	1,393

NH Foods Ltd.	26,300	995

Nidec Corp.	144,500	16,030

Nihon M&A Center, Inc.	98,600	2,906

Nintendo Co. Ltd.	36,200	17,610

Nippon Building Fund, Inc.	468	3,040

Nippon Express Co. Ltd.	24,700	1,702

Nippon Paint Holdings Co. Ltd.	234,500	2,551

Nippon Prologis REIT, Inc.	667	2,230

Nippon Sanso Holdings Corp.	49,700	1,251

Nippon Shinyaku Co. Ltd.	16,000	1,333

Nippon Steel Corp.	278,961	4,992

Nippon Telegraph & Telephone Corp.	414,412	11,456

Nippon Yusen K.K.	52,300	3,934

Nissan Chemical Corp.	40,200	2,346

Nissan Motor Co. Ltd.*	755,800	3,790

Nisshin Seifun Group, Inc.	64,905	1,082

Nissin Foods Holdings Co. Ltd.	20,500	1,648

Nitori Holdings Co. Ltd.	25,900	5,095

Nitto Denko Corp.	44,200	3,150

Nomura Holdings, Inc.	1,008,400	4,956

Nomura Real Estate Holdings, Inc.	37,900	988

Nomura Real Estate Master Fund, Inc.	1,409	2,030

Nomura Research Institute Ltd.	106,422	3,922

NSK Ltd.	125,200	850

NTT Data Corp.	203,700	3,947

Obayashi Corp.	209,900	1,743

Obic Co. Ltd.	22,700	4,344

Odakyu Electric Railway Co. Ltd.	95,900	2,222

Oji Holdings Corp.	251,400	1,269

Olympus Corp.	379,600	8,336

Omron Corp.	60,500	5,997

Ono Pharmaceutical Co. Ltd.	120,700	2,753

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	115	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 23.9% continued

Oracle Corp. Japan	12,400	$1,091

Oriental Land Co. Ltd.	65,200	10,559

ORIX Corp.	397,100	7,421

Orix JREIT, Inc.	875	1,524

Osaka Gas Co. Ltd.	119,700	2,200

Otsuka Corp.	36,900	1,897

Otsuka Holdings Co. Ltd.	126,415	5,389

Pan Pacific International Holdings Corp.	134,000	2,777

Panasonic Corp.	719,500	8,931

PeptiDream, Inc.*	31,200	1,016

Persol Holdings Co. Ltd.	57,800	1,448

Pigeon Corp.	38,500	897

Pola Orbis Holdings, Inc.	31,300	722

Rakuten Group, Inc.	282,000	2,729

Recruit Holdings Co. Ltd.	439,400	26,793

Renesas Electronics Corp.*	408,400	5,039

Resona Holdings, Inc.	670,510	2,669

Ricoh Co. Ltd.	217,200	2,229

Rinnai Corp.	11,600	1,271

Rohm Co. Ltd.	28,600	2,694

Ryohin Keikaku Co. Ltd.	82,300	1,831

Santen Pharmaceutical Co. Ltd.	116,100	1,638

SBI Holdings, Inc.	79,560	1,963

SCSK Corp.	51,300	1,085

Secom Co. Ltd.	68,300	4,956

Seiko Epson Corp.	90,400	1,824

Sekisui Chemical Co. Ltd.	123,800	2,131

Sekisui House Ltd.	200,100	4,205

Seven & i Holdings Co. Ltd.	243,000	11,027

SG Holdings Co. Ltd.	104,300	2,966

Sharp Corp.	70,300	890

Shimadzu Corp.	77,300	3,396

Shimano, Inc.	23,800	6,933

Shimizu Corp.	177,800	1,340

Shin-Etsu Chemical Co. Ltd.	114,400	19,295

Shionogi & Co. Ltd.	86,300	5,912

Shiseido Co. Ltd.	130,300	8,782

Shizuoka Bank (The) Ltd.	143,100	1,177

SMC Corp.	18,500	11,574

SoftBank Corp.	933,900	12,680

SoftBank Group Corp.	389,700	22,520

Sohgo Security Services Co. Ltd.	23,200	1,048

Sompo Holdings, Inc.	103,245	4,471

Sony Group Corp.	408,100	45,447

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 23.9% continued

Square Enix Holdings Co. Ltd.	27,500	$1,449

Stanley Electric Co. Ltd.	41,500	1,046

Subaru Corp.	200,300	3,720

SUMCO Corp.	90,100	1,809

Sumitomo Chemical Co. Ltd.	482,800	2,519

Sumitomo Corp.	365,600	5,112

Sumitomo Dainippon Pharma Co. Ltd.	58,700	1,049

Sumitomo Electric Industries Ltd.	245,200	3,271

Sumitomo Metal Mining Co. Ltd.	80,600	2,909

Sumitomo Mitsui Financial Group, Inc.	419,742	14,685

Sumitomo Mitsui Trust Holdings, Inc.	109,219	3,740

Sumitomo Realty & Development Co. Ltd.	100,600	3,671

Suntory Beverage & Food Ltd.	46,000	1,911

Suzuki Motor Corp.	120,000	5,349

Sysmex Corp.	54,298	6,708

T&D Holdings, Inc.	177,700	2,427

Taisei Corp.	62,000	1,996

Taisho Pharmaceutical Holdings Co. Ltd.	11,600	678

Takeda Pharmaceutical Co. Ltd.	509,766	16,898

TDK Corp.	126,900	4,585

Terumo Corp.	208,300	9,793

THK Co. Ltd.	39,400	869

TIS, Inc.	72,000	1,968

Tobu Railway Co. Ltd.	61,500	1,658

Toho Co. Ltd.	36,200	1,708

Toho Gas Co. Ltd.	24,000	1,048

Tohoku Electric Power Co., Inc.	140,200	1,033

Tokio Marine Holdings, Inc.	201,600	10,811

Tokyo Century Corp.	12,000	677

Tokyo Electric Power Co. Holdings, Inc.*	497,200	1,426

Tokyo Electron Ltd.	48,300	21,291

Tokyo Gas Co. Ltd.	121,000	2,253

Tokyu Corp.	159,300	2,372

TOPPAN, Inc.	82,700	1,407

Toray Industries, Inc.	451,800	2,885

Toshiba Corp.	133,500	5,598

Tosoh Corp.	82,800	1,503

TOTO Ltd.	46,100	2,190

Toyo Suisan Kaisha Ltd.	28,300	1,257

Toyota Industries Corp.	47,600	3,911

Toyota Motor Corp.	3,435,220	61,450

See Notes to the Financial Statements.

EQUITY FUNDS	116	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Japan – 23.9% continued

Toyota Tsusho Corp.	69,000	$2,892

Trend Micro, Inc.	43,400	2,421

Tsuruha Holdings, Inc.	12,900	1,594

Unicharm Corp.	131,300	5,823

United Urban Investment Corp.	945	1,278

USS Co. Ltd.	71,500	1,223

Welcia Holdings Co. Ltd.	30,700	1,104

West Japan Railway Co.	69,800	3,476

Yakult Honsha Co. Ltd.	41,700	2,114

Yamada Holdings Co. Ltd.	235,790	992

Yamaha Corp.	43,500	2,735

Yamaha Motor Co. Ltd.	90,600	2,523

Yamato Holdings Co. Ltd.	95,100	2,411

Yaskawa Electric Corp.	78,200	3,762

Yokogawa Electric Corp.	75,400	1,318

Z Holdings Corp.	861,600	5,529

ZOZO, Inc.	40,500	1,517

		1,315,002

Jordan – 0.0%

Hikma Pharmaceuticals PLC	56,744	1,867

Macau – 0.0%

Sands China Ltd.*	789,899	1,619

Wynn Macau Ltd.*	495,346	414

		2,033

Netherlands – 6.2%

ABN AMRO Bank N.V. - C.V.A.*	134,814	1,940

Adyen N.V.(5) *	6,374	17,723

Aegon N.V.	603,717	3,100

Akzo Nobel N.V.	62,167	6,769

ArcelorMittal S.A.	234,488	7,075

Argenx S.E.*	14,851	4,482

ASM International N.V.	15,205	5,937

ASML Holding N.V.	135,902	100,251

EXOR N.V.	35,317	2,976

Heineken Holding N.V.	36,975	3,214

Heineken N.V.	83,626	8,693

ING Groep N.V.	1,267,740	18,400

JDE Peet’s N.V.	23,964	712

Just Eat Takeaway.com N.V.*	58,452	4,259

Koninklijke Ahold Delhaize N.V.	341,438	11,320

Koninklijke DSM N.V.	56,748	11,343

Koninklijke KPN N.V.	1,101,861	3,456

Koninklijke Philips N.V.	294,217	13,041

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Netherlands – 6.2% continued

Koninklijke Vopak N.V.	22,420	$881

NN Group N.V.	88,833	4,636

Prosus N.V.*	301,417	23,739

QIAGEN N.V.*	74,065	3,851

Randstad N.V.	39,292	2,626

Royal Dutch Shell PLC, Class A	1,324,428	29,259

Royal Dutch Shell PLC, Class B	1,204,663	26,689

Stellantis N.V.	429,767	8,206

Stellantis N.V. (New York Exchange)	231,582	4,423

Universal Music Group N.V.*	232,261	6,219

Wolters Kluwer N.V.	87,366	9,235

		344,455

New Zealand – 0.3%

a2 Milk (The) Co. Ltd.*	236,972	1,055

Auckland International Airport Ltd.*	399,669	2,149

Fisher & Paykel Healthcare Corp. Ltd.	188,923	4,154

Mercury NZ Ltd.	212,645	951

Meridian Energy Ltd.	421,452	1,429

Ryman Healthcare Ltd.	141,777	1,467

Spark New Zealand Ltd.	566,066	1,866

Xero Ltd.*	43,322	4,317

		17,388

Norway – 0.7%

Adevinta ASA*	90,157	1,543

DNB Bank ASA	299,628	6,803

Equinor ASA	314,130	8,005

Gjensidige Forsikring ASA	64,749	1,434

Mowi ASA	144,671	3,651

Norsk Hydro ASA	437,026	3,261

Orkla ASA	246,878	2,263

Schibsted ASA, Class A	24,140	1,147

Schibsted ASA, Class B	31,346	1,326

Telenor ASA	222,200	3,732

Yara International ASA	55,748	2,759

		35,924

Poland – 0.0%

InPost S.A.*	66,407	1,095

Portugal – 0.1%

Banco Espirito Santo S.A. (Registered)(2)*	882,815	—

EDP - Energias de Portugal S.A.	894,765	4,694

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	117	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Portugal – 0.1% continued

Galp Energia SGPS S.A.	161,165	$1,825

Jeronimo Martins SGPS S.A.	80,224	1,597

		8,116

Singapore – 1.1%

Ascendas Real Estate Investment Trust	1,044,692	2,299

CapitaLand Integrated Commercial Trust	1,610,016	2,393

Capitaland Investment Ltd.*	879,762	2,203

City Developments Ltd.	144,100	727

DBS Group Holdings Ltd.	582,605	12,937

Genting Singapore Ltd.	1,882,280	991

Keppel Corp. Ltd.	469,550	1,784

Mapletree Commercial Trust	683,900	1,039

Mapletree Logistics Trust	951,000	1,419

Oversea-Chinese Banking Corp. Ltd.	1,085,951	9,091

Sea Ltd. ADR*	22,267	7,097

Singapore Airlines Ltd.*	437,135	1,599

Singapore Exchange Ltd.	260,700	1,908

Singapore Technologies Engineering Ltd.	501,700	1,402

Singapore Telecommunications Ltd.	2,672,425	4,822

United Overseas Bank Ltd.	380,949	7,205

UOL Group Ltd.	151,680	763

Venture Corp. Ltd.	89,300	1,177

Wilmar International Ltd.	620,400	1,906

		62,762

Spain – 2.4%

ACS Actividades de Construccion y Servicios S.A.	79,241	2,124

Aena S.M.E. S.A.*	24,623	4,247

Amadeus IT Group S.A.*	147,048	9,660

Banco Bilbao Vizcaya Argentaria S.A.*	2,156,986	14,229

Banco Santander S.A.*	5,636,270	20,415

CaixaBank S.A.	1,433,107	4,444

Cellnex Telecom S.A.*	165,291	10,189

EDP Renovaveis S.A.	94,965	2,339

Enagas S.A.	78,155	1,737

Endesa S.A.	105,993	2,138

Ferrovial S.A.	153,928	4,464

Grifols S.A.	95,875	2,338

Iberdrola S.A.	1,913,201	19,108

Industria de Diseno Textil S.A.	355,681	12,940

Naturgy Energy Group S.A.	96,952	2,441

Red Electrica Corp. S.A.	139,594	2,790

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Spain – 2.4% continued

Repsol S.A.	465,394	$6,045

Siemens Gamesa Renewable Energy S.A.*	76,710	1,939

Telefonica S.A.	1,666,757	7,769

		131,356

Sweden – 3.4%

Alfa Laval AB	100,301	3,737

Assa Abloy AB, Class B	322,549	9,352

Atlas Copco AB, Class A	217,103	13,170

Atlas Copco AB, Class B	125,016	6,391

Boliden AB	89,351	2,874

Electrolux AB, Class B*	74,977	1,731

Embracer Group AB*	147,406	1,417

Epiroc AB, Class A	212,463	4,379

Epiroc AB, Class B	122,691	2,168

EQT AB	95,803	3,946

Essity AB, Class B	198,940	6,175

Evolution AB	55,403	8,422

Fastighets AB Balder, Class B*	34,548	2,072

Hennes & Mauritz AB, Class B*	238,337	4,832

Hexagon AB, Class B	642,397	9,898

Husqvarna AB, Class B	134,656	1,606

ICA Gruppen AB	32,571	1,493

Industrivarden AB, Class A	34,088	1,087

Industrivarden AB, Class C	52,760	1,626

Investment AB Latour, Class B	47,006	1,454

Investor AB, Class B	592,292	12,682

Kinnevik AB, Class B*	78,846	2,780

L E Lundbergforetagen AB, Class B	24,450	1,335

Lundin Energy AB	66,872	2,482

Nibe Industrier AB, Class B	464,575	5,836

Sandvik AB	363,696	8,300

Securitas AB, Class B	99,931	1,585

Sinch AB*	162,573	3,133

Skandinaviska Enskilda Banken AB, Class A	530,714	7,478

Skanska AB, Class B	109,001	2,732

SKF AB, Class B	122,286	2,878

Svenska Cellulosa AB S.C.A., Class B	196,122	3,031

Svenska Handelsbanken AB, Class A	477,170	5,353

Swedbank AB, Class A	295,365	5,974

Swedish Match AB	518,990	4,552

Tele2 AB, Class B	165,085	2,439

See Notes to the Financial Statements.

EQUITY FUNDS	118	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Sweden – 3.4% continued

Telefonaktiebolaget LM Ericsson, Class B	952,321	$10,764

Telia Co. AB	867,579	3,577

Volvo AB, Class A	61,781	1,401

Volvo AB, Class B	464,006	10,425

		186,567

Switzerland – 9.9%

ABB Ltd. (Registered)	560,892	18,696

Adecco Group A.G. (Registered)	49,841	2,496

Alcon, Inc.	161,869	13,113

Baloise Holding A.G. (Registered)	15,173	2,314

Banque Cantonale Vaudoise (Registered)	9,724	740

Barry Callebaut A.G. (Registered)	1,150	2,602

Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	328	3,674

Chocoladefabriken Lindt & Spruengli A.G. (Registered)	36	4,227

Cie Financiere Richemont S.A., Class A (Registered)	168,907	17,417

Clariant A.G. (Registered)*	72,451	1,357

Coca-Cola HBC A.G. - CDI*	65,989	2,121

Credit Suisse Group A.G. (Registered)	823,112	8,161

EMS-Chemie Holding A.G. (Registered)	2,315	2,179

Geberit A.G. (Registered)	11,862	8,716

Givaudan S.A. (Registered)	2,985	13,633

Glencore PLC*	3,227,111	15,240

Holcim Ltd.*	115,034	5,534

Holcim Ltd. (Euronext Paris Exchange)*	53,665	2,571

Julius Baer Group Ltd.	73,388	4,854

Kuehne + Nagel International A.G. (Registered)	17,767	6,037

Logitech International S.A. (Registered)	56,527	5,006

Lonza Group A.G. (Registered)	24,109	18,062

Nestle S.A. (Registered)	933,560	112,325

Novartis A.G. (Registered)	719,223	59,005

Partners Group Holding A.G.	7,298	11,361

Roche Holding A.G. (Bearer)	10,317	4,236

Roche Holding A.G. (Genusschein)	227,739	83,103

Schindler Holding A.G. (Participation Certificate)	13,071	3,498

Schindler Holding A.G. (Registered)	6,673	1,716

SGS S.A. (Registered)	1,936	5,629

Sika A.G. (Registered)	45,932	14,528

Sonova Holding A.G. (Registered)	17,672	6,665

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

Switzerland – 9.9% continued

STMicroelectronics N.V.	223,363	$9,738

Straumann Holding A.G. (Registered)	3,315	5,932

Swatch Group (The) A.G. (Bearer)	9,388	2,461

Swatch Group (The) A.G. (Registered)	16,434	846

Swiss Life Holding A.G. (Registered)	10,452	5,300

Swiss Prime Site A.G. (Registered)	25,045	2,439

Swiss Re A.G.	97,083	8,270

Swisscom A.G. (Registered)	8,344	4,791

Temenos A.G. (Registered)	21,399	2,906

UBS Group A.G. (Registered)	1,184,183	18,923

Vifor Pharma A.G.	16,139	2,090

Zurich Insurance Group A.G.	48,718	19,865

		544,377

United Kingdom – 12.3%

3i Group PLC	312,056	5,375

Abrdn PLC	718,357	2,466

Admiral Group PLC	61,204	2,554

Anglo American PLC	418,633	14,441

Ashtead Group PLC	146,317	11,099

Associated British Foods PLC	115,579	2,872

AstraZeneca PLC	501,367	60,357

Auto Trader Group PLC(5)	314,032	2,485

AVEVA Group PLC	38,162	1,843

Aviva PLC	1,261,730	6,715

BAE Systems PLC	1,049,596	7,933

Barclays PLC	5,485,672	13,991

Barratt Developments PLC	326,413	2,880

Berkeley Group Holdings PLC	34,972	2,049

BP PLC	6,544,756	29,648

British American Tobacco PLC	705,192	24,604

British Land (The) Co. PLC	278,430	1,839

BT Group PLC*	2,926,176	6,284

Bunzl PLC	111,025	3,668

Burberry Group PLC	133,079	3,240

CNH Industrial N.V.	335,191	5,676

Coca-Cola Europacific Partners PLC	65,521	3,623

Compass Group PLC*	573,718	11,738

Croda International PLC	45,777	5,227

Diageo PLC	757,463	36,497

Direct Line Insurance Group PLC	432,276	1,687

Entain PLC*	189,643	5,429

Evraz PLC	159,261	1,271

Ferguson PLC	72,491	10,049

GlaxoSmithKline PLC	1,627,680	30,723

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	119	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

United Kingdom – 12.3% continued

Halma PLC	125,143	$4,774

Hargreaves Lansdown PLC	116,386	2,234

HSBC Holdings PLC	6,612,038	34,591

Imperial Brands PLC	310,424	6,478

Informa PLC*	492,695	3,610

InterContinental Hotels Group PLC*	60,640	3,888

Intertek Group PLC	53,000	3,538

J Sainsbury PLC	564,406	2,161

JD Sports Fashion PLC	165,591	2,331

Johnson Matthey PLC	63,532	2,291

Kingfisher PLC	676,709	3,062

Land Securities Group PLC	224,023	2,085

Legal & General Group PLC	1,922,510	7,260

Lloyds Banking Group PLC	22,895,117	14,242

London Stock Exchange Group PLC	105,954	10,586

M&G PLC	829,704	2,271

Melrose Industries PLC	1,400,156	3,240

Mondi PLC	157,170	3,842

National Grid PLC	1,152,360	13,708

NatWest Group PLC	1,867,109	5,666

Next PLC	42,858	4,700

Ocado Group PLC*	155,748	3,464

Pearson PLC	240,491	2,299

Persimmon PLC	104,892	3,738

Phoenix Group Holdings PLC	199,314	1,724

Prudential PLC	844,028	16,385

Reckitt Benckiser Group PLC	232,174	18,172

RELX PLC	624,320	17,991

Rentokil Initial PLC	593,969	4,653

Rio Tinto PLC	364,092	24,040

Rolls-Royce Holdings PLC*	2,679,513	5,041

Sage Group (The) PLC	350,105	3,342

Schroders PLC	39,723	1,908

Segro PLC	394,465	6,330

Severn Trent PLC	81,321	2,844

Smith & Nephew PLC	283,261	4,865

Smiths Group PLC	129,721	2,487

Spirax-Sarco Engineering PLC	23,990	4,821

SSE PLC	348,641	7,321

St. James’s Place PLC	172,582	3,496

Standard Chartered PLC	869,602	5,096

Taylor Wimpey PLC	1,167,519	2,411

Tesco PLC	2,504,245	8,494

Unilever PLC	847,614	45,820

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9% (1) continued

United Kingdom – 12.3% continued

United Utilities Group PLC	224,031	$2,913

Vodafone Group PLC	9,042,758	13,678

Whitbread PLC*	65,956	2,933

Wm Morrison Supermarkets PLC	760,117	3,013

WPP PLC	395,707	5,317

		679,417

United States – 0.0%

Jackson Financial, Inc., Class A(6) *	1	—

Total Common Stocks

(Cost $3,464,979)		5,401,022

PREFERRED STOCKS – 0.6% (1)

Germany – 0.6%

Bayerische Motoren Werke A.G., 2.83%(7)	18,241	1,393

FUCHS PETROLUB S.E., 2.58%(7)	23,275	1,089

Henkel A.G. & Co. KGaA, 2.33%(7)	57,271	5,317

Porsche Automobil Holding S.E., 2.61%(7)	49,666	4,949

Sartorius A.G., 0.14%(7)	8,591	5,471

Volkswagen A.G., 2.54%(7)	60,125	13,469

		31,688

Total Preferred Stocks

(Cost $17,920)		31,688

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CONVERTIBLE BONDS – 0 ..0%

Singapore – 0.0%

Singapore Airlines Ltd., 0.00%, 6/8/30 (SGD)(8)	$503	$339

Total Convertible Bonds

(Cost $376)		339

	NUMBER OF SHARES	VALUE (000S)

RIGHTS – 0.0%

Germany – 0.0%

Deutsche Lufthansa A.G.*	95,516	$227

Total Rights

(Cost $415)		227

See Notes to the Financial Statements.

EQUITY FUNDS	120	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.6%

iShares MSCI EAFE ETF	168,000	$13,106

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(9) (10)	20,028,152	20,028

Total Investment Companies

(Cost $33,406)		33,134

Total Investments – 99.1%

(Cost $3,517,096)		5,466,410

Other Assets less Liabilities – 0.9%		47,140

Net Assets – 100.0%		$5,513,550

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)

Restricted security that has been deemed illiquid. At September 30, 2021, the value of this restricted illiquid security amounted to approximately $0 or 0.0% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

BGP Holdings PLC	12/2/09	$—

(4)	Restricted security.

(5)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(6)	Value rounds to less than one thousand.

(7)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(8)	Zero coupon bond.

(9)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(10)	7-day current yield as of September 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

ASA – Aksjeselskap (Norway: Stock Company)

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S. A. – Société Anonyme (French: Public Limited Company)

S. E. – Societas Europaea (German: Public Company)

SGD – Singapore Dollar

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

BNY Mellon	Euro	2,675	United States Dollar	3,142	12/15/21	$ 39

BNY Mellon	Singapore Dollar	3,500	United States Dollar	2,607	12/15/21	30

JPMorgan Chase	Australian Dollar	2,000	United States Dollar	1,473	12/15/21	27

JPMorgan Chase	British Pound	976	United States Dollar	1,329	12/15/21	14

JPMorgan Chase	Euro	1,000	United States Dollar	1,184	12/15/21	23

Morgan Stanley	Japanese Yen	351,943	United States Dollar	3,216	12/15/21	51

Morgan Stanley	United States Dollar	1,786	British Pound	1,330	12/15/21	6

Toronto-Dominion Bank	Singapore Dollar	1,127	United States Dollar	837	12/15/21	7

UBS	Hong Kong Dollar	7,200	United States Dollar	926	12/15/21	1

Subtotal Appreciation						198

BNP	United States Dollar	1,431	Australian Dollar	1,975	12/15/21	(2)

BNP	United States Dollar	247	Norwegian Krone	2,153	12/15/21	(1)

BNY Mellon	United States Dollar	259	Danish Krone	1,629	12/15/21	(5)

Citibank	United States Dollar	3,401	Euro	2,896	12/15/21	(41)

Citibank	United States Dollar	356	Hong Kong Dollar	2,766	12/15/21	— *

Goldman Sachs	United States Dollar	146	New Zealand Dollar	205	12/15/21	(4)

JPMorgan Chase	United States Dollar	9,526	Euro	8,037	12/15/21	(201)

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	121	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

INTERNATIONAL EQUITY INDEX FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

JPMorgan Chase	United States Dollar	2,474	Japanese Yen	270,170	12/15/21	$(45)

JPMorgan Chase	United States Dollar	2,460	Singapore Dollar	3,300	12/15/21	(30)

JPMorgan Chase	United States Dollar	537	Swiss Franc	492	12/15/21	(8)

Morgan Stanley	Japanese Yen	625,530	United States Dollar	5,592	12/15/21	(33)

Morgan Stanley	United States Dollar	835	Australian Dollar	1,130	12/15/21	(18)

Morgan Stanley	United States Dollar	659	British Pound	476	12/15/21	(18)

Morgan Stanley	United States Dollar	1,931	Euro	1,660	12/15/21	(5)

Morgan Stanley	United States Dollar	1,463	Swedish Krona	12,582	12/15/21	(24)

Toronto-Dominion Bank	United States Dollar	11,402	Japanese Yen	1,251,232	12/15/21	(151)

Subtotal Depreciation						(586)

Total						$(388)

*	Amount rounds to less than one thousand.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

Euro Stoxx 50 (Euro)	588	$27,571	Long	12/21	$(661)

FTSE 100 Index (British Pound)	124	11,818	Long	12/21	81

Hang Seng Index (Hong Kong Dollar)	11	1,733	Long	10/21	12

SPI 200 Index (Australian Dollar)	63	8,304	Long	12/21	(70)

Topix Index (Japanese Yen)	89	16,237	Long	12/21	26

Total					$(612)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

Euro	32.4%

Japanese Yen	23.9

British Pound	14.1

Swiss Franc	9.3

Australian Dollar	6.8

All other currencies less than 5%	12.6

Total Investments	99.1

Other Assets less Liabilities	0.9

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)		LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Germany	$ 2,542		$ 457,334	$—	$459,876

Hong Kong	2,194		156,678	—	158,872

Israel	13,028		20,677	—	33,705

Italy	4,812		107,352	—	112,164

Netherlands	10,642		333,813	—	344,455

Singapore	9,300		53,462	—	62,762

United Kingdom	3,623		675,794	—	679,417

United States	—	*	—	—	—	*

All Other Countries(1)	—		3,549,771	—	3,549,771

Total Common Stocks	46,141		5,354,881	—	5,401,022

Convertible Bonds	—		339	—	339

Preferred Stocks	—		31,688	—	31,688

Rights	227		—	—	227

Investment Companies	33,134		—	—	33,134

Total Investments	$79,502		$5,386,908	$—	$5,466,410

See Notes to the Financial Statements.

EQUITY FUNDS	122	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign Currency Exchange Contracts	$—	$198	$—	$198

Futures Contracts	119	—	—	119

Liabilities

Forward Foreign Currency Exchange Contracts	—	(586)	—	(586)

Futures Contracts	(731)	—	—	(731)

Total Other Financial Instruments	$(612)	$(388)	$—	$(1,000)
(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	123	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2%

Aerospace & Defense – 0.9%

Huntington Ingalls Industries, Inc.	1,484	$286

Lockheed Martin Corp.	6,196	2,138

Northrop Grumman Corp.	274	99

		2,523

Air Freight & Logistics – 1.3%

Expeditors International of Washington, Inc.	10,121	1,206

United Parcel Service, Inc., Class B	13,260	2,414

		3,620

Automobiles – 1.1%

Ford Motor Co.*	52,859	748

Tesla, Inc.*	3,128	2,426

		3,174

Banks – 4.5%

Bank of America Corp.	64,345	2,732

Citigroup, Inc.	42,766	3,001

Citizens Financial Group, Inc.	35,119	1,650

JPMorgan Chase & Co.	12,488	2,044

Wells Fargo & Co.	73,871	3,428

		12,855

Beverages – 0.6%

Coca-Cola (The) Co.	33,306	1,748

Monster Beverage Corp.*	238	21

		1,769

Biotechnology – 1.2%

Amgen, Inc.	11,924	2,536

Regeneron Pharmaceuticals, Inc.*	1,155	699

Vertex Pharmaceuticals, Inc.*	1,696	307

		3,542

Capital Markets – 2.8%

Affiliated Managers Group, Inc.	3,413	516

Bank of New York Mellon (The) Corp.	43,028	2,231

Goldman Sachs Group (The), Inc.	7,580	2,865

Invesco Ltd.	13,317	321

Jefferies Financial Group, Inc.	55,745	2,070

		8,003

Chemicals – 0.9%

Celanese Corp.	3,540	533

DuPont de Nemours, Inc.	21,646	1,472

Eastman Chemical Co.	5,610	565

		2,570

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Communications Equipment – 1.3%

Cisco Systems, Inc.	65,272	$3,553

Consumer Finance – 1.0%

Ally Financial, Inc.	11,600	592

Capital One Financial Corp.	3,980	645

SLM Corp.	91,179	1,605

		2,842

Containers & Packaging – 0.7%

International Paper Co.	17,863	999

Sealed Air Corp.	20,430	1,119

		2,118

Diversified Financial Services – 1.0%

Berkshire Hathaway, Inc., Class B*	10,564	2,883

Diversified Telecommunication Services – 0.8%

Verizon Communications, Inc.	41,526	2,243

Electric Utilities – 1.1%

Edison International	982	55

Entergy Corp.	195	19

Exelon Corp.	33,486	1,619

FirstEnergy Corp.	23,348	832

NRG Energy, Inc.	12,208	498

		3,023

Electrical Equipment – 0.8%

Acuity Brands, Inc.	7,836	1,358

Emerson Electric Co.	8,521	803

		2,161

Electronic Equipment, Instruments & Components – 0.6%

Arrow Electronics, Inc.*	11,897	1,336

Zebra Technologies Corp., Class A*	695	358

		1,694

Energy Equipment & Services – 0.7%

Schlumberger N.V.	70,139	2,079

Entertainment – 1.1%

Activision Blizzard, Inc.	3,172	245

Electronic Arts, Inc.	5,023	715

Netflix, Inc.*	1,946	1,188

Take-Two Interactive Software, Inc.*	3,397	523

Walt Disney (The) Co.*	3,498	592

		3,263

Equity Real Estate Investment Trusts – 2.1%

Highwoods Properties, Inc.	30,502	1,338

Iron Mountain, Inc.	18,013	783

See Notes to the Financial Statements.

EQUITY FUNDS	124	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Equity Real Estate Investment Trusts – 2.1% continued

Kimco Realty Corp.	91,041	$1,889

Weyerhaeuser Co.	58,042	2,064

		6,074

Food & Staples Retailing – 1.8%

Albertsons Cos., Inc., Class A	66,101	2,058

Kroger (The) Co.	20,816	842

Walmart, Inc.	15,243	2,124

		5,024

Food Products – 0.7%

Hershey (The) Co.	11,443	1,937

J.M. Smucker (The) Co.	945	113

		2,050

Health Care Equipment & Supplies – 3.2%

Abbott Laboratories	27,797	3,284

Hill-Rom Holdings, Inc.	114	17

IDEXX Laboratories, Inc.*	3,395	2,111

Medtronic PLC	20,359	2,552

ResMed, Inc.	4,460	1,176

		9,140

Health Care Providers & Services – 3.0%

HCA Healthcare, Inc.	9,337	2,266

Laboratory Corp. of America Holdings*	4,651	1,309

McKesson Corp.	2,562	511

UnitedHealth Group, Inc.	11,694	4,569

		8,655

Hotels, Restaurants & Leisure – 1.3%

Domino’s Pizza, Inc.	2,759	1,316

Marriott International, Inc., Class A*	3,247	481

McDonald’s Corp.	4,551	1,097

Starbucks Corp.	1,464	162

Yum! Brands, Inc.	4,655	569

		3,625

Household Durables – 0.6%

Lennar Corp., Class A	8,830	827

Newell Brands, Inc.	1,157	26

NVR, Inc.*	97	465

Whirlpool Corp.	2,575	525

		1,843

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Household Products – 0.9%

Colgate-Palmolive Co.	12,582	$951

Procter & Gamble (The) Co.	10,734	1,501

		2,452

Independent Power & Renewable Electricity Producers – 0.5%

AES (The) Corp.	67,673	1,545

Industrial Conglomerates – 0.8%

3M Co.	13,588	2,384

Insurance – 2.0%

Aflac, Inc.	38,748	2,020

Assured Guaranty Ltd.	27,747	1,299

MetLife, Inc.	36,689	2,265

Prudential Financial, Inc.	186	19

		5,603

Interactive Media & Services – 7.4%

Alphabet, Inc., Class A*	5,304	14,181

Facebook, Inc., Class A*	20,608	6,994

		21,175

Internet & Direct Marketing Retail – 4.2%

Amazon.com, Inc.*	3,080	10,118

eBay, Inc.	24,267	1,691

Qurate Retail, Inc., Class A	13,309	135

		11,944

IT Services – 4.4%

Accenture PLC, Class A	10,789	3,452

Automatic Data Processing, Inc.	2,988	597

Cognizant Technology Solutions Corp., Class A	6,253	464

Concentrix Corp.*	3,783	670

Gartner, Inc.*	2,188	665

International Business Machines Corp.	17,211	2,391

Mastercard, Inc., Class A	2,732	950

Paychex, Inc.	11,474	1,290

PayPal Holdings, Inc.*	2,946	767

Visa, Inc., Class A	6,286	1,400

		12,646

Leisure Products – 0.5%

Brunswick Corp.	8,292	790

Polaris, Inc.	5,477	655

		1,445

Life Sciences Tools & Services – 1.5%

Mettler-Toledo International, Inc.*	541	745

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	125	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Life Sciences Tools & Services – 1.5% continued

Thermo Fisher Scientific, Inc.	3,101	$1,772

Waters Corp.*	4,735	1,692

		4,209

Machinery – 1.9%

Cummins, Inc.	7,682	1,725

Parker-Hannifin Corp.	6,903	1,930

Snap-on, Inc.	8,471	1,770

		5,425

Media – 2.0%

Comcast Corp., Class A	9,347	523

Fox Corp., Class A	37,878	1,519

Interpublic Group of (The) Cos., Inc.	22,307	818

Nexstar Media Group, Inc., Class A	6,642	1,009

Omnicom Group, Inc.	24,608	1,783

		5,652

Metals & Mining – 0.7%

Newmont Corp.	11,300	614

Reliance Steel & Aluminum Co.	9,327	1,328

		1,942

Multiline Retail – 1.0%

Kohl’s Corp.	4,625	218

Target Corp.	11,177	2,557

		2,775

Multi-Utilities – 0.8%

Ameren Corp.	15,845	1,284

Public Service Enterprise Group, Inc.	16,739	1,019

		2,303

Oil, Gas & Consumable Fuels – 2.0%

Chevron Corp.	5,239	532

Cimarex Energy Co.	1,987	173

Continental Resources, Inc.	10,232	472

Exxon Mobil Corp.	2,551	150

Kinder Morgan, Inc.	105,502	1,765

Marathon Oil Corp.	103,386	1,413

Targa Resources Corp.	15,063	741

Williams (The) Cos., Inc.	15,130	393

		5,639

Paper & Forest Products – 0.1%

Louisiana-Pacific Corp.	6,091	374

Personal Products – 0.5%

Herbalife Nutrition Ltd.*	34,410	1,458

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Pharmaceuticals – 4.0%

Eli Lilly & Co.	13,868	$3,204

Johnson & Johnson	31,086	5,020

Merck & Co., Inc.	1,144	86

Pfizer, Inc.	74,090	3,187

		11,497

Professional Services – 0.8%

Robert Half International, Inc.	21,683	2,175

Real Estate Management & Development – 0.5%

CBRE Group, Inc., Class A*	15,958	1,554

Road & Rail – 1.0%

Landstar System, Inc.	10,066	1,589

Ryder System, Inc.	13,488	1,115

		2,704

Semiconductors & Semiconductor Equipment – 6.0%

Applied Materials, Inc.	18,839	2,425

Broadcom, Inc.	5,930	2,876

Intel Corp.	51,790	2,759

KLA Corp.	7,113	2,379

Lam Research Corp.	88	50

Microchip Technology, Inc.	6,322	970

NVIDIA Corp.	10,309	2,136

QUALCOMM, Inc.	1,556	201

Texas Instruments, Inc.	16,727	3,215

		17,011

Software – 8.3%

Adobe, Inc.*	2,689	1,548

Citrix Systems, Inc.	2,918	314

Microsoft Corp.	64,668	18,231

NortonLifeLock, Inc.	17,125	433

Oracle Corp.	35,179	3,065

		23,591

Specialty Retail – 3.1%

AutoZone, Inc.*	270	459

Bath & Body Works, Inc.	10,445	658

Best Buy Co., Inc.	9,975	1,054

Dick’s Sporting Goods, Inc.	6,542	784

Home Depot (The), Inc.	8,040	2,639

Lowe’s Cos., Inc.	7,177	1,456

O’Reilly Automotive, Inc.*	266	163

Victoria’s Secret & Co.*	3,481	192

Williams-Sonoma, Inc.	7,923	1,405

		8,810

See Notes to the Financial Statements.

EQUITY FUNDS	126	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Technology Hardware, Storage & Peripherals – 7.1%

Apple, Inc.	133,727	$18,922

Dell Technologies, Inc., Class C*	6,820	710

HP, Inc.	16,579	454

		20,086

Tobacco – 1.4%

Altria Group, Inc.	20,981	955

Philip Morris International, Inc.	30,466	2,888

		3,843

Trading Companies & Distributors – 0.7%

MSC Industrial Direct Co., Inc., Class A	4,762	382

United Rentals, Inc.*	3,555	1,247

W.W. Grainger, Inc.	1,028	404

		2,033

Total Common Stocks

(Cost $180,193)		282,601

INVESTMENT COMPANIES – 0.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	1,685,223	1,685

Total Investment Companies

(Cost $1,685)		1,685

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS - 0.1%

U.S. Treasury Bill, 0.04%, 1/27/22(3) (4)	$415	$415

Total Short-Term Investments

(Cost $415)		415

Total Investments – 99.9%

(Cost $182,293)		284,701

Other Assets less Liabilities – 0.1%		266

NET ASSETS – 100.0%		$284,967

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	9	$1,934	Long	12/21	$(85)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the secutity types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	99.2%

Investment Companies	0.6%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$282,601	$—	$—	$282,601

Investment Companies	1,685	—	—	1,685

Short-Term Investments	—	415	—	415

Total Investments	$284,286	$415	$—	$284,701

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	127	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP CORE FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(85)	$ —	$ —	$ (85)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	128	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2%

Aerospace & Defense – 1.2%

Northrop Grumman Corp.	2,243	$808

Auto Components – 0.5%

Gentex Corp.	9,322	307

Banks – 10.7%

Bank of America Corp.	39,949	1,696

Bank of Hawaii Corp.	4,185	344

Citigroup, Inc.	15,221	1,068

Cullen/Frost Bankers, Inc.	2,986	354

Fifth Third Bancorp	659	28

First Hawaiian, Inc.	7,417	218

JPMorgan Chase & Co.	9,318	1,525

PNC Financial Services Group (The), Inc.	873	171

Prosperity Bancshares, Inc.	5,178	368

U.S. Bancorp	15,458	919

Wells Fargo & Co.	6,647	308

		6,999

Biotechnology – 1.3%

Biogen, Inc.*	1,214	344

Gilead Sciences, Inc.	6,935	484

		828

Building Products – 1.3%

A.O. Smith Corp.	5,595	342

Carlisle Cos., Inc.	1,713	340

Johnson Controls International PLC	2,301	157

		839

Capital Markets – 3.5%

Bank of New York Mellon (The) Corp.	12,942	671

Goldman Sachs Group (The), Inc.	2,290	866

Invesco Ltd.	6,880	166

Jefferies Financial Group, Inc.	9,584	356

State Street Corp.	3,123	264

		2,323

Chemicals – 2.6%

Dow, Inc.	11,356	653

DuPont de Nemours, Inc.	8,571	583

Eastman Chemical Co.	3,049	307

LyondellBasell Industries N.V., Class A	44	4

Olin Corp.	3,312	160

		1,707

Communications Equipment – 1.4%

Cisco Systems, Inc.	17,155	934

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Consumer Finance – 2.5%

Capital One Financial Corp.	5,430	$880

Santander Consumer U.S.A. Holdings, Inc.	8,953	373

Synchrony Financial	8,096	396

		1,649

Containers & Packaging – 0.6%

International Paper Co.	6,591	369

Distributors – 0.6%

Genuine Parts Co.	3,055	370

Diversified Consumer Services – 0.3%

Terminix Global Holdings, Inc.*	4,261	178

Diversified Financial Services – 1.1%

Berkshire Hathaway, Inc., Class B*	2,724	743

Electric Utilities – 2.4%

Duke Energy Corp.	1,449	141

Evergy, Inc.	5,985	372

Exelon Corp.	9,912	479

Pinnacle West Capital Corp.	2,261	164

PPL Corp.	14,158	395

		1,551

Electrical Equipment – 1.0%

Acuity Brands, Inc.	1,260	218

Emerson Electric Co.	1,356	128

Hubbell, Inc.	1,078	195

Regal Beloit Corp.	892	134

		675

Electronic Equipment, Instruments & Components – 0.4%

Trimble, Inc.*	65	5

Zebra Technologies Corp., Class A*	484	250

		255

Entertainment – 2.7%

Activision Blizzard, Inc.	11,317	876

Electronic Arts, Inc.	668	95

Walt Disney (The) Co.*	4,936	835

		1,806

Equity Real Estate Investment Trusts – 4.4%

AvalonBay Communities, Inc.	2,281	506

Brixmor Property Group, Inc.	618	14

Cousins Properties, Inc.	4,696	175

Equity Residential	6,030	488

Healthpeak Properties, Inc.	11,479	384

Kilroy Realty Corp.	4,943	327

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	129	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Equity Real Estate Investment Trusts – 4.4% continued

Kimco Realty Corp.	9,555	$198

SL Green Realty Corp.	4,733	335

Ventas, Inc.	91	5

Weyerhaeuser Co.	12,258	436

		2,868

Food & Staples Retailing – 2.4%

Kroger (The) Co.	6,572	265

Walmart, Inc.	9,318	1,299

		1,564

Food Products – 2.8%

Campbell Soup Co.	8,432	353

Flowers Foods, Inc.	14,740	348

General Mills, Inc.	4,994	299

J.M. Smucker (The) Co.	3,120	375

Kraft Heinz (The) Co.	6,717	247

Tyson Foods, Inc., Class A	2,767	218

		1,840

Health Care Equipment & Supplies – 3.4%

Abbott Laboratories	8,162	964

Baxter International, Inc.	1,813	146

Becton Dickinson and Co.	1,498	368

Danaher Corp.	949	289

Hill-Rom Holdings, Inc.	39	6

Medtronic PLC	1,854	232

Quidel Corp.*	1,740	246

		2,251

Health Care Providers & Services – 3.2%

CVS Health Corp.	407	34

Laboratory Corp. of America Holdings*	1,578	444

UnitedHealth Group, Inc.	4,158	1,625

		2,103

Health Care Technology – 0.6%

Cerner Corp.	5,499	388

Hotels, Restaurants & Leisure – 2.3%

Domino’s Pizza, Inc.	714	341

McDonald’s Corp.	1,615	389

Starbucks Corp.	2,898	320

Yum! Brands, Inc.	3,528	431

		1,481

Household Durables – 0.7%

Lennar Corp., Class A	268	25

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Household Durables – 0.7% continued

NVR, Inc.*	69	$331

Whirlpool Corp.	544	111

		467

Household Products – 1.0%

Procter & Gamble (The) Co.	4,519	632

Independent Power & Renewable Electricity Producers – 0.5%

Vistra Corp.	20,399	349

Insurance – 4.1%

Aflac, Inc.	10,844	565

Alleghany Corp.*	403	252

Allstate (The) Corp.	458	58

American International Group, Inc.	1,604	88

Assured Guaranty Ltd.	6,309	295

Brighthouse Financial, Inc.*	473	22

Loews Corp.	6,954	375

MetLife, Inc.	11,872	733

Prudential Financial, Inc.	2,650	279

		2,667

Interactive Media & Services – 0.4%

Alphabet, Inc., Class A*	91	243

Internet & Direct Marketing Retail – 0.1%

Qurate Retail, Inc., Class A	4,631	47

IT Services – 4.7%

Accenture PLC, Class A	2,041	653

Cognizant Technology Solutions Corp., Class A	5,412	402

Genpact Ltd.	5,673	269

International Business Machines Corp.	5,317	739

Jack Henry & Associates, Inc.	2,108	346

Paychex, Inc.	3,142	353

Visa, Inc., Class A	1,428	318

		3,080

Leisure Products – 0.0%

Polaris, Inc.	38	5

Life Sciences Tools & Services – 2.3%

IQVIA Holdings, Inc.*	685	164

PerkinElmer, Inc.	309	54

Thermo Fisher Scientific, Inc.	2,256	1,289

		1,507

Machinery – 3.9%

AGCO Corp.	1,341	164

Crane Co.	2,786	264

See Notes to the Financial Statements.

EQUITY FUNDS	130	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Machinery – 3.9% continued

Cummins, Inc.	2,348	$527

Fortive Corp.	5,583	394

Parker-Hannifin Corp.	1,755	491

Snap-on, Inc.	1,716	359

Stanley Black & Decker, Inc.	171	30

Woodward, Inc.	2,917	330

		2,559

Media – 4.1%

Comcast Corp., Class A	22,737	1,272

Discovery, Inc., Class A*	6,696	170

Fox Corp., Class A	2,449	98

Interpublic Group of (The) Cos., Inc.	9,788	359

New York Times (The) Co., Class A	6,980	344

Nexstar Media Group, Inc., Class A	2,212	336

Omnicom Group, Inc.	1,579	114

		2,693

Metals & Mining – 1.5%

Freeport-McMoRan, Inc.	9,657	314

Newmont Corp.	12,019	653

		967

Multiline Retail – 1.3%

Target Corp.	3,638	832

Multi-Utilities – 1.2%

Public Service Enterprise Group, Inc.	7,098	432

Sempra Energy	2,600	329

		761

Oil, Gas & Consumable Fuels – 4.0%

Chevron Corp.	3,049	309

Continental Resources, Inc.	7,669	354

EOG Resources, Inc.	6,487	521

Exxon Mobil Corp.	13,980	822

Marathon Petroleum Corp.	5,216	322

Occidental Petroleum Corp.	10,260	304

		2,632

Pharmaceuticals – 7.2%

Bristol-Myers Squibb Co.	16,473	975

Johnson & Johnson	12,654	2,043

Merck & Co., Inc.	3,981	299

Pfizer, Inc.	33,337	1,434

		4,751

Professional Services – 1.0%

ManpowerGroup, Inc.	1,531	166

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Professional Services – 1.0% continued

Nielsen Holdings PLC	17,939	$344

Science Applications International Corp.	2,118	181

		691

Real Estate Management & Development – 0.6%

Jones Lang LaSalle, Inc.*	1,491	370

Road & Rail – 1.6%

Norfolk Southern Corp.	2,309	552

Ryder System, Inc.	4,192	347

Schneider National, Inc., Class B	7,312	166

		1,065

Semiconductors & Semiconductor Equipment – 4.4%

Analog Devices, Inc.	4,762	798

Applied Materials, Inc.	820	106

Broadcom, Inc.	655	318

Intel Corp.	16,394	873

Lam Research Corp.	111	63

Microchip Technology, Inc.	777	119

NXP Semiconductors N.V.	296	58

Qorvo, Inc.*	185	31

Skyworks Solutions, Inc.	953	157

Teradyne, Inc.	2,481	271

Xilinx, Inc.	414	62

		2,856

Software – 0.1%

CDK Global, Inc.	2,199	94

Specialty Retail – 0.5%

Best Buy Co., Inc.	2,787	295

Dick’s Sporting Goods, Inc.	351	42

		337

Textiles, Apparel & Luxury Goods – 0.3%

Deckers Outdoor Corp.*	649	234

Trading Companies & Distributors – 0.5%

MSC Industrial Direct Co., Inc., Class A	3,779	303

Total Common Stocks

(Cost $58,191)		64,978

INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	319,414	319

Total Investment Companies

(Cost $319)		319

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	131	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

LARGE CAP VALUE FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.04%, 1/27/22(3) (4)	$150	$150

Total Short-Term Investments

(Cost $150)		150

Total Investments – 99.9%

(Cost $58,660)		65,447

Other Assets less Liabilities – 0.1%		68

NET ASSETS – 100.0%		$65,515

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
E-Mini S&P 500	2	$430	Long	12/21	$(17)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	99.2%

Investment Companies	0.5%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$64,978	$ —	$—	$64,978

Investment Companies	319	—	—	319

Short-Term Investments	—	150	—	150

Total Investments	$65,297	$150	$—	$65,447

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$ (17)	$ —	$—	$ (17)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	132	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.6%

Aerospace & Defense – 1.0%

Axon Enterprise, Inc.*	69,641	$12,189

Curtiss-Wright Corp.	43,200	5,451

Hexcel Corp.*	89,329	5,305

Mercury Systems, Inc.*	59,412	2,817

		25,762

Air Freight & Logistics – 0.7%

GXO Logistics, Inc.*	104,570	8,202

XPO Logistics, Inc.*	104,556	8,321

		16,523

Airlines – 0.2%

JetBlue Airways Corp.*	337,654	5,163

Auto Components – 1.6%

Adient PLC*	100,109	4,149

Dana, Inc.	154,032	3,426

Fox Factory Holding Corp.*	44,750	6,468

Gentex Corp.	253,233	8,352

Goodyear Tire & Rubber (The) Co.*	297,286	5,262

Lear Corp.	63,327	9,909

Visteon Corp.*	29,618	2,796

		40,362

Automobiles – 0.5%

Harley-Davidson, Inc.	163,786	5,996

Thor Industries, Inc.	58,629	7,198

		13,194

Banks – 7.0%

Associated Banc-Corp	161,781	3,465

BancorpSouth Bank	115,202	3,431

Bank of Hawaii Corp.	42,863	3,522

Bank OZK	128,817	5,536

Cathay General Bancorp	82,774	3,426

CIT Group, Inc.	105,606	5,486

Commerce Bancshares, Inc.	113,015	7,875

Cullen/Frost Bankers, Inc.	60,266	7,149

East West Bancorp, Inc.	150,434	11,665

First Financial Bankshares, Inc.	135,835	6,242

First Horizon Corp.	582,437	9,488

FNB Corp.	339,087	3,940

Fulton Financial Corp.	171,729	2,624

Glacier Bancorp, Inc.	114,849	6,357

Hancock Whitney Corp.	92,185	4,344

Home BancShares, Inc.	160,945	3,787

International Bancshares Corp.	56,505	2,353

PacWest Bancorp	124,456	5,640

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Banks – 7.0% continued

Pinnacle Financial Partners, Inc.	80,578	$7,581

Prosperity Bancshares, Inc.	98,316	6,993

Signature Bank	64,304	17,509

Sterling Bancorp	204,677	5,109

Synovus Financial Corp.	155,181	6,811

Texas Capital Bancshares, Inc.*	53,614	3,218

UMB Financial Corp.	45,582	4,408

Umpqua Holdings Corp.	234,439	4,747

United Bankshares, Inc.	136,868	4,979

Valley National Bancorp	431,498	5,743

Webster Financial Corp.	96,288	5,244

Wintrust Financial Corp.	60,692	4,878

		173,550

Beverages – 0.2%

Boston Beer (The) Co., Inc., Class A*	9,913	5,053

Biotechnology – 1.7%

Arrowhead Pharmaceuticals, Inc.*	110,218	6,881

Emergent BioSolutions, Inc.*	50,707	2,539

Exelixis, Inc.*	334,186	7,065

Halozyme Therapeutics, Inc.*	151,017	6,143

Neurocrine Biosciences, Inc.*	100,273	9,617

United Therapeutics Corp.*	47,526	8,772

		41,017

Building Products – 2.4%

Builders FirstSource, Inc.*	219,761	11,371

Carlisle Cos., Inc.	55,278	10,989

Lennox International, Inc.	36,283	10,673

Owens Corning	109,353	9,350

Simpson Manufacturing Co., Inc.	46,288	4,951

Trex Co., Inc.*	122,349	12,471

		59,805

Capital Markets – 2.7%

Affiliated Managers Group, Inc.	43,698	6,602

Evercore, Inc., Class A	42,060	5,622

FactSet Research Systems, Inc.	40,078	15,822

Federated Hermes, Inc.	103,514	3,364

Interactive Brokers Group, Inc., Class A	92,639	5,775

Janus Henderson Group PLC	183,150	7,570

Jefferies Financial Group, Inc.	209,537	7,780

SEI Investments Co.	113,824	6,750

Stifel Financial Corp.	111,107	7,551

		66,836

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	133	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Chemicals – 2.4%

Ashland Global Holdings, Inc.	59,913	$5,340

Avient Corp.	97,234	4,507

Cabot Corp.	59,963	3,005

Chemours (The) Co.	174,848	5,081

Ingevity Corp.*	41,958	2,995

Minerals Technologies, Inc.	35,741	2,496

NewMarket Corp.	7,665	2,597

Olin Corp.	152,809	7,373

RPM International, Inc.	137,545	10,680

Scotts Miracle-Gro (The) Co.	43,032	6,298

Sensient Technologies Corp.	44,910	4,090

Valvoline, Inc.	191,618	5,975

		60,437

Commercial Services & Supplies – 1.7%

Brink’s (The) Co.	52,914	3,349

Clean Harbors, Inc.*	52,970	5,502

Herman Miller, Inc.	79,463	2,993

IAA, Inc.*	142,772	7,791

KAR Auction Services, Inc.*	126,448	2,072

MSA Safety, Inc.	38,516	5,612

Stericycle, Inc.*	97,079	6,598

Tetra Tech, Inc.	57,369	8,568

		42,485

Communications Equipment – 0.9%

Ciena Corp.*	164,200	8,432

Lumentum Holdings, Inc.*	80,344	6,712

NetScout Systems, Inc.*	79,348	2,138

Viasat, Inc.*	77,815	4,285

		21,567

Construction & Engineering – 1.3%

AECOM*	152,740	9,645

Dycom Industries, Inc.*	32,439	2,311

EMCOR Group, Inc.	57,014	6,578

Fluor Corp.*	149,944	2,395

MasTec, Inc.*	60,776	5,244

Valmont Industries, Inc.	22,460	5,281

		31,454

Construction Materials – 0.2%

Eagle Materials, Inc.	44,422	5,826

Consumer Finance – 0.7%

FirstCash, Inc.	42,909	3,755

LendingTree, Inc.*	12,229	1,710

Navient Corp.	177,897	3,510

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Consumer Finance – 0.7% continued

PROG Holdings, Inc.*	70,420	$2,958

SLM Corp.	324,151	5,705

		17,638

Containers & Packaging – 0.8%

AptarGroup, Inc.	70,019	8,357

Greif, Inc., Class A	27,800	1,796

Silgan Holdings, Inc.	88,957	3,412

Sonoco Products Co.	104,334	6,216

		19,781

Diversified Consumer Services – 0.9%

Graham Holdings Co., Class B	4,278	2,520

Grand Canyon Education, Inc.*	47,939	4,217

H&R Block, Inc.	188,826	4,721

Service Corp. International	177,745	10,711

		22,169

Diversified Telecommunication Services – 0.2%

Iridium Communications, Inc.*	139,925	5,576

Electric Utilities – 1.0%

ALLETE, Inc.	55,392	3,297

Hawaiian Electric Industries, Inc.	116,424	4,753

IDACORP, Inc.	53,469	5,528

OGE Energy Corp.	212,171	6,993

PNM Resources, Inc.	91,447	4,525

		25,096

Electrical Equipment – 1.7%

Acuity Brands, Inc.	37,769	6,548

EnerSys	44,820	3,336

Hubbell, Inc.	57,626	10,411

nVent Electric PLC	178,410	5,768

Regal Beloit Corp.	43,293	6,509

Sunrun, Inc.*	218,426	9,611

		42,183

Electronic Equipment, Instruments & Components – 3.2%

Arrow Electronics, Inc.*	76,339	8,572

Avnet, Inc.	105,687	3,907

Belden, Inc.	47,305	2,756

Cognex Corp.	187,547	15,045

Coherent, Inc.*	25,974	6,496

II-VI, Inc.*	111,067	6,593

Jabil, Inc.	154,788	9,035

Littelfuse, Inc.	26,157	7,148

National Instruments Corp.	140,470	5,511

See Notes to the Financial Statements.

EQUITY FUNDS	134	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Electronic Equipment, Instruments & Components – 3.2% continued

SYNNEX Corp.	44,119	$4,593

Vishay Intertechnology, Inc.	140,544	2,823

Vontier Corp.	178,789	6,007

		78,486

Energy Equipment & Services – 0.4%

ChampionX Corp.*	214,012	4,785

NOV, Inc.*	414,260	5,431

		10,216

Entertainment – 0.1%

World Wrestling Entertainment, Inc., Class A	47,831	2,691

Equity Real Estate Investment Trusts – 9.1%

American Campus Communities, Inc.	147,107	7,127

Apartment Income REIT Corp.	166,390	8,122

Brixmor Property Group, Inc.	314,417	6,952

Camden Property Trust	106,650	15,728

CoreSite Realty Corp.	46,890	6,496

Corporate Office Properties Trust	119,174	3,215

Cousins Properties, Inc.	157,093	5,858

CyrusOne, Inc.	131,533	10,182

Douglas Emmett, Inc.	186,027	5,880

EastGroup Properties, Inc.	42,741	7,122

EPR Properties	79,526	3,927

First Industrial Realty Trust, Inc.	136,951	7,132

Healthcare Realty Trust, Inc.	154,469	4,600

Highwoods Properties, Inc.	110,916	4,865

Hudson Pacific Properties, Inc.	162,597	4,271

JBG SMITH Properties	123,041	3,643

Kilroy Realty Corp.	111,203	7,363

Lamar Advertising Co., Class A	92,020	10,440

Life Storage, Inc.	83,065	9,531

Macerich (The) Co.	225,844	3,774

Medical Properties Trust, Inc.	631,766	12,680

National Retail Properties, Inc.	186,083	8,037

National Storage Affiliates Trust	86,500	4,566

Omega Healthcare Investors, Inc.	253,272	7,588

Park Hotels & Resorts, Inc.*	251,784	4,819

Pebblebrook Hotel Trust	139,256	3,121

Physicians Realty Trust	231,629	4,081

PotlatchDeltic Corp.	71,230	3,674

PS Business Parks, Inc.	21,333	3,344

Rayonier, Inc.	149,857	5,347

Rayonier, Inc. - (Fractional Shares)(1)	50,000	—

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Equity Real Estate Investment Trusts – 9.1% continued

Rexford Industrial Realty, Inc.	146,034	$8,287

Sabra Health Care REIT, Inc.	234,197	3,447

SL Green Realty Corp.	71,220	5,045

Spirit Realty Capital, Inc.	126,248	5,813

STORE Capital Corp.	259,607	8,315

Urban Edge Properties	115,731	2,119

		226,511

Food & Staples Retailing – 1.1%

BJ’s Wholesale Club Holdings, Inc.*	145,274	7,979

Casey’s General Stores, Inc.	39,321	7,410

Grocery Outlet Holding Corp.*	91,801	1,980

Performance Food Group Co.*	162,493	7,549

Sprouts Farmers Market, Inc.*	121,370	2,812

		27,730

Food Products – 1.8%

Darling Ingredients, Inc.*	171,898	12,359

Flowers Foods, Inc.	211,436	4,996

Hain Celestial Group (The), Inc.*	89,406	3,825

Ingredion, Inc.	71,242	6,341

Lancaster Colony Corp.	21,073	3,557

Pilgrim’s Pride Corp.*	51,326	1,493

Post Holdings, Inc.*	62,206	6,853

Sanderson Farms, Inc.	22,512	4,237

Tootsie Roll Industries, Inc.	18,893	575

		44,236

Gas Utilities – 1.2%

National Fuel Gas Co.	97,189	5,104

New Jersey Resources Corp.	102,285	3,561

ONE Gas, Inc.	56,537	3,583

Southwest Gas Holdings, Inc.	62,712	4,194

Spire, Inc.	54,851	3,356

UGI Corp.	221,542	9,442

		29,240

Health Care Equipment & Supplies – 3.8%

Envista Holdings Corp.*	171,514	7,171

Globus Medical, Inc., Class A*	82,823	6,346

Haemonetics Corp.*	54,164	3,824

Hill-Rom Holdings, Inc.	69,801	10,470

ICU Medical, Inc.*	21,053	4,913

Integra LifeSciences Holdings Corp.*	77,070	5,278

LivaNova PLC*	56,559	4,479

Masimo Corp.*	53,725	14,544

Neogen Corp.*	114,516	4,973

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	135	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Health Care Equipment & Supplies – 3.8% continued

NuVasive, Inc.*	54,807	$3,280

Penumbra, Inc.*	36,464	9,718

Quidel Corp.*	40,185	5,672

STAAR Surgical Co.*	50,385	6,476

Tandem Diabetes Care, Inc.*	66,840	7,979

		95,123

Health Care Providers & Services – 3.1%

Acadia Healthcare Co., Inc.*	95,567	6,095

Amedisys, Inc.*	34,723	5,177

Chemed Corp.	16,664	7,751

Encompass Health Corp.	105,311	7,903

HealthEquity, Inc.*	88,121	5,707

LHC Group, Inc.*	33,734	5,293

Molina Healthcare, Inc.*	61,908	16,796

Option Care Health, Inc.*	146,842	3,562

Patterson Cos., Inc.	91,426	2,756

Progyny, Inc.*	72,990	4,087

R1 RCM, Inc.*	141,604	3,117

Tenet Healthcare Corp.*	113,856	7,565

		75,809

Hotels, Restaurants & Leisure – 3.1%

Boyd Gaming Corp.*	86,915	5,498

Choice Hotels International, Inc.	34,762	4,393

Churchill Downs, Inc.	36,702	8,812

Cracker Barrel Old Country Store, Inc.	25,187	3,522

Jack in the Box, Inc.	23,023	2,241

Marriott Vacations Worldwide Corp.	45,263	7,121

Papa John’s International, Inc.	34,527	4,385

Scientific Games Corp.*	102,195	8,489

Six Flags Entertainment Corp.*	81,882	3,480

Texas Roadhouse, Inc.	74,104	6,768

Travel + Leisure Co.	91,966	5,015

Wendy’s (The) Co.	188,577	4,088

Wingstop, Inc.	31,455	5,157

Wyndham Hotels & Resorts, Inc.	99,110	7,650

		76,619

Household Durables – 1.6%

Helen of Troy Ltd.*	25,566	5,744

KB Home	95,696	3,725

Taylor Morrison Home Corp.*	132,695	3,421

Tempur Sealy International, Inc.	208,367	9,671

Toll Brothers, Inc.	122,847	6,792

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Household Durables – 1.6% continued

TopBuild Corp.*	34,931	$7,154

Tri Pointe Homes, Inc.*	120,614	2,535

		39,042

Household Products – 0.1%

Energizer Holdings, Inc.	66,793	2,608

Insurance – 3.6%

Alleghany Corp.*	14,700	9,179

American Financial Group, Inc.	70,069	8,817

Brighthouse Financial, Inc.*	88,050	3,983

CNO Financial Group, Inc.	135,474	3,189

First American Financial Corp.	116,350	7,801

Hanover Insurance Group (The), Inc.	37,816	4,902

Kemper Corp.	63,443	4,237

Kinsale Capital Group, Inc.	22,797	3,686

Mercury General Corp.	27,760	1,545

Old Republic International Corp.	302,163	6,989

Primerica, Inc.	42,028	6,457

Reinsurance Group of America, Inc.	72,063	8,018

RenaissanceRe Holdings Ltd.	49,956	6,964

RLI Corp.	42,379	4,249

Selective Insurance Group, Inc.	64,031	4,836

Unum Group	216,631	5,429

		90,281

Interactive Media & Services – 0.3%

TripAdvisor, Inc.*	104,229	3,528

Yelp, Inc.*	73,361	2,732

		6,260

IT Services – 1.7%

Alliance Data Systems Corp.	53,013	5,348

Concentrix Corp.*	45,423	8,040

Genpact Ltd.	183,241	8,706

LiveRamp Holdings, Inc.*	71,751	3,389

Maximus, Inc.	64,986	5,407

Sabre Corp.*	344,205	4,075

WEX, Inc.*	47,440	8,356

		43,321

Leisure Products – 1.3%

Brunswick Corp.	82,201	7,831

Callaway Golf Co.*	123,509	3,412

Mattel, Inc.*	369,858	6,865

See Notes to the Financial Statements.

EQUITY FUNDS	136	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Leisure Products – 1.3% continued

Polaris, Inc.	60,410	$7,229

YETI Holdings, Inc.*	92,740	7,947

		33,284

Life Sciences Tools & Services – 1.2%

Medpace Holdings, Inc.*	30,407	5,755

Repligen Corp.*	54,222	15,670

Syneos Health, Inc.*	109,783	9,604

		31,029

Machinery – 5.0%

AGCO Corp.	65,483	8,024

Colfax Corp.*	137,349	6,304

Crane Co.	52,898	5,015

Donaldson Co., Inc.	133,208	7,647

Flowserve Corp.	138,786	4,812

Graco, Inc.	180,099	12,602

ITT, Inc.	91,218	7,830

Kennametal, Inc.	88,684	3,036

Lincoln Electric Holdings, Inc.	62,995	8,113

Middleby (The) Corp.*	58,995	10,059

Nordson Corp.	57,342	13,656

Oshkosh Corp.	72,678	7,440

Terex Corp.	73,966	3,114

Timken (The) Co.	73,603	4,815

Toro (The) Co.	113,594	11,065

Trinity Industries, Inc.	88,987	2,418

Woodward, Inc.	67,460	7,637

		123,587

Marine – 0.1%

Kirby Corp.*	63,780	3,059

Media – 1.0%

Cable One, Inc.	5,254	9,526

John Wiley & Sons, Inc., Class A	46,020	2,403

New York Times (The) Co., Class A	177,336	8,737

TEGNA, Inc.	234,493	4,624

		25,290

Metals & Mining – 2.1%

Cleveland-Cliffs, Inc.*	482,183	9,552

Commercial Metals Co.	127,965	3,898

Compass Minerals International, Inc.	35,887	2,311

Reliance Steel & Aluminum Co.	67,294	9,584

Royal Gold, Inc.	69,366	6,624

Steel Dynamics, Inc.	205,472	12,016

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Metals & Mining – 2.1% continued

United States Steel Corp.	287,448	$6,315

Worthington Industries, Inc.	35,128	1,851

		52,151

Multiline Retail – 0.6%

Kohl’s Corp.	165,607	7,799

Nordstrom, Inc.*	117,293	3,102

Ollie’s Bargain Outlet Holdings, Inc.*	64,438	3,884

		14,785

Multi-Utilities – 0.6%

Black Hills Corp.	66,996	4,205

MDU Resources Group, Inc.	214,596	6,367

NorthWestern Corp.	54,582	3,127

		13,699

Oil, Gas & Consumable Fuels – 2.1%

Antero Midstream Corp.	344,119	3,586

Cimarex Energy Co.	108,781	9,486

CNX Resources Corp.*	231,271	2,919

DT Midstream, Inc.	103,032	4,764

EQT Corp.*	320,546	6,558

Equitrans Midstream Corp.	432,615	4,387

HollyFrontier Corp.	158,954	5,266

Murphy Oil Corp.	153,920	3,843

Targa Resources Corp.	242,378	11,927

		52,736

Paper & Forest Products – 0.3%

Louisiana-Pacific Corp.	101,024	6,200

Personal Products – 0.2%

Coty, Inc., Class A*	354,760	2,788

Nu Skin Enterprises, Inc., Class A	52,746	2,135

		4,923

Pharmaceuticals – 0.8%

Jazz Pharmaceuticals PLC*	64,861	8,446

Nektar Therapeutics*	196,418	3,528

Perrigo Co. PLC	141,800	6,711

		18,685

Professional Services – 1.6%

ASGN, Inc.*	56,139	6,352

CACI International, Inc., Class A*	24,940	6,537

FTI Consulting, Inc.*	36,491	4,915

Insperity, Inc.	38,279	4,239

KBR, Inc.	149,369	5,885

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	137	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MID CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Professional Services – 1.6% continued

ManpowerGroup, Inc.	57,540	$6,230

Science Applications International Corp.	61,272	5,243

		39,401

Real Estate Management & Development – 0.5%

Jones Lang LaSalle, Inc.*	53,771	13,340

Road & Rail – 1.4%

Avis Budget Group, Inc.*	50,100	5,837

Knight-Swift Transportation Holdings, Inc.	176,085	9,007

Landstar System, Inc.	40,661	6,417

Ryder System, Inc.	56,778	4,696

Saia, Inc.*	27,891	6,639

Werner Enterprises, Inc.	65,732	2,910

		35,506

Semiconductors & Semiconductor Equipment – 4.0%

Amkor Technology, Inc.	106,336	2,653

Brooks Automation, Inc.	78,733	8,058

Cirrus Logic, Inc.*	60,818	5,008

CMC Materials, Inc.	31,128	3,836

Cree, Inc.*	122,498	9,889

First Solar, Inc.*	104,896	10,014

Lattice Semiconductor Corp.*	144,720	9,356

MKS Instruments, Inc.	58,731	8,863

Semtech Corp.*	68,645	5,352

Silicon Laboratories, Inc.*	42,976	6,024

SolarEdge Technologies, Inc.*	55,449	14,706

Synaptics, Inc.*	37,236	6,693

Universal Display Corp.	46,029	7,869

		98,321

Software – 4.0%

ACI Worldwide, Inc.*	124,159	3,815

Aspen Technology, Inc.*	72,048	8,847

Blackbaud, Inc.*	44,643	3,141

CDK Global, Inc.	128,621	5,473

Cerence, Inc.*	40,265	3,870

CommVault Systems, Inc.*	48,939	3,686

Digital Turbine, Inc.*	92,752	6,377

Envestnet, Inc.*	57,985	4,653

Fair Isaac Corp.*	30,117	11,984

J2 Global, Inc.*	51,131	6,986

Manhattan Associates, Inc.*	67,265	10,294

Mimecast Ltd.*	64,865	4,125

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Software – 4.0% continued

Paylocity Holding Corp.*	41,701	$11,693

Qualys, Inc.*	35,430	3,943

Sailpoint Technologies Holdings, Inc.*	98,418	4,220

Teradata Corp.*	115,713	6,636

		99,743

Specialty Retail – 3.7%

American Eagle Outfitters, Inc.	162,637	4,196

AutoNation, Inc.*	46,311	5,639

Dick’s Sporting Goods, Inc.	69,504	8,324

Five Below, Inc.*	59,388	10,500

Foot Locker, Inc.	95,545	4,363

GameStop Corp., Class A*	65,983	11,578

Lithia Motors, Inc.	32,084	10,172

Murphy U.S.A., Inc.	25,235	4,221

RH*	18,065	12,048

Urban Outfitters, Inc.*	69,898	2,075

Victoria’s Secret & Co.*	79,624	4,400

Williams-Sonoma, Inc.	79,671	14,128

		91,644

Technology Hardware, Storage & Peripherals – 0.3%

NCR Corp.*	139,309	5,400

Xerox Holdings Corp.	146,025	2,945

		8,345

Textiles, Apparel & Luxury Goods – 1.7%

Capri Holdings Ltd.*	161,467	7,817

Carter’s, Inc.	46,857	4,556

Columbia Sportswear Co.	37,092	3,555

Crocs, Inc.*	66,167	9,494

Deckers Outdoor Corp.*	29,342	10,569

Skechers U.S.A., Inc., Class A*	143,268	6,034

		42,025

Thrifts & Mortgage Finance – 0.8%

Essent Group Ltd.	118,644	5,221

MGIC Investment Corp.	358,487	5,363

New York Community Bancorp, Inc.	491,851	6,330

Washington Federal, Inc.	72,152	2,476

		19,390

Trading Companies & Distributors – 0.8%

GATX Corp.	37,555	3,363

MSC Industrial Direct Co., Inc., Class A	49,955	4,006

See Notes to the Financial Statements.

EQUITY FUNDS	138	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.6% continued

Trading Companies & Distributors – 0.8% continued

Univar Solutions, Inc.*	182,345	$4,344

Watsco, Inc.	34,912	9,238

		20,951

Water Utilities – 0.4%

Essential Utilities, Inc.	237,256	10,933

Wireless Telecommunication Services – 0.1%

Telephone and Data Systems, Inc.	104,682	2,041

Total Common Stocks

(Cost $1,564,930)		2,450,718

INVESTMENT COMPANIES – 1.1%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	27,895,503	27,896

Total Investment Companies

(Cost $27,896)		27,896

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.04%, 1/27/22(4) (5)	$5,565	$5,564

Total Short-Term Investments

(Cost $5,564)		5,564

Total Investments – 99.9%

(Cost $1,598,390)		2,484,178

Other Assets less Liabilities – 0.1%		1,288

NET ASSETS – 100.0%		$2,485,466

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.

(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(3)	7-day current yield as of September 30, 2021 is disclosed.

(4)	Discount rate at the time of purchase.

(5)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P MidCap 400	130	$34,232	Long	12/21	$(694)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	98.6%

Investment Companies	1.1%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$2,450,718	$ —	$—	$2,450,718

Investment Companies	27,896	—	—	27,896

Short-Term Investments	—	5,564	—	5,564

Total Investments	$2,478,614	$5,564	$—	$2,484,178

OTHER FINANCIAL INSTRUMENTS

Liabilities Futures Contracts	$ (694)	$ —	$—	$ (694)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	139	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.8% (1)

Australia – 8.3%

Atlas Arteria Ltd.	2,012,746	$9,327

Aurizon Holdings Ltd.	3,102,114	8,449

Spark Infrastructure Group	8,874,940	17,958

Transurban Group	5,338,678	54,166

		89,900

Brazil – 0.9%

CCR S.A.	2,508,700	5,403

CPFL Energia S.A.	622,900	3,086

EcoRodovias Infraestrutura e Logistica S.A.*	957,800	1,585

		10,074

Canada – 3.4%

Atco Ltd., Class I	52,014	1,668

Emera, Inc.	248,308	11,245

Enbridge, Inc.	240,308	9,574

Hydro One Ltd.	94,120	2,225

Pembina Pipeline Corp.	369,700	11,719

		36,431

Chile – 0.1%

Aguas Andinas S.A., Class A	7,264,476	1,461

China – 0.7%

Jiangsu Expressway Co. Ltd., Class H	7,722,000	7,817

France – 7.3%

Eutelsat Communications S.A.	456,700	6,278

Getlink S.E.	1,020,784	15,982

Rubis S.C.A.	283,727	9,827

Vinci S.A.	445,330	46,129

		78,216

Germany – 0.5%

Fraport A.G. Frankfurt Airport Services Worldwide*	72,139	5,027

Hong Kong – 3.2%

China Gas Holdings Ltd.	2,948,600	8,695

CK Infrastructure Holdings Ltd.	812,500	4,514

CLP Holdings Ltd.	633,000	6,089

Guangdong Investment Ltd.	4,936,000	6,433

Power Assets Holdings Ltd.	1,497,320	8,775

		34,506

Italy – 10.7%

Atlantia S.p.A.*	1,766,631	33,398

Hera S.p.A.	2,770,033	11,315

Infrastrutture Wireless Italiane S.p.A.(2)	1,480,839	16,514

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.8% (1) continued

Italy – 10.7% continued

Italgas S.p.A.	1,553,782	$9,949

Snam S.p.A.	4,445,794	24,643

Terna - Rete Elettrica Nazionale	2,744,362	19,465

		115,284

Japan – 0.8%

Tokyo Gas Co. Ltd.	275,000	5,121

West Japan Railway Co.	65,900	3,282

		8,403

Mexico – 1.4%

ALEATICA S.A.B. de C.V.*	3,216,989	3,136

Grupo Aeroportuario del Sureste S.A.B. de C.V., Series B	366,583	6,838

Promotora y Operadora de Infraestructura S.A.B. de C.V.	721,906	4,989

		14,963

Netherlands – 1.1%

Koninklijke Vopak N.V.	298,046	11,717

Portugal – 0.3%

REN - Redes Energeticas Nacionais SGPS S.A.	1,283,008	3,783

Spain – 6.7%

Aena S.M.E. S.A.*	100,205	17,284

EDP Renovaveis S.A.	284,605	7,009

Ferrovial S.A.	1,564,520	45,375

Iberdrola S.A.	207,459	2,072

		71,740

Switzerland – 2.1%

Flughafen Zurich A.G. (Registered)*	125,489	22,382

United Kingdom – 10.1%

National Grid PLC	3,329,317	39,603

Pennon Group PLC	441,662	6,688

Severn Trent PLC	765,723	26,776

SSE PLC	823,028	17,283

United Utilities Group PLC	1,458,255	18,961

		109,311

United States – 38.2%

Alliant Energy Corp.	126,000	7,053

Ameren Corp.	290,890	23,562

American Electric Power Co., Inc.	216,370	17,565

American Tower Corp.	84,392	22,398

Atmos Energy Corp.	132,016	11,644

Avista Corp.	64,873	2,538

See Notes to the Financial Statements.

EQUITY FUNDS	140	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.8% (1) continued

United States – 38.2% continued

CenterPoint Energy, Inc.	313,773	$7,719

Cheniere Energy, Inc.*	207,006	20,218

Consolidated Edison, Inc.	131,600	9,553

Crown Castle International Corp.	56,881	9,859

CSX Corp.	879,006	26,142

CyrusOne, Inc.	43,107	3,337

Dominion Energy, Inc.	447,276	32,660

Duke Energy Corp.	246,525	24,058

Edison International	169,174	9,384

Entergy Corp.	171,861	17,068

Evergy, Inc.	112,988	7,028

Eversource Energy	136,317	11,145

Exelon Corp.	44,218	2,138

FirstEnergy Corp.	263,475	9,385

NextEra Energy, Inc.	333,869	26,215

NiSource, Inc.	594,701	14,410

Norfolk Southern Corp.	73,171	17,506

Pinnacle West Capital Corp.	186,857	13,521

Republic Services, Inc.	35,862	4,306

SBA Communications Corp.	44,049	14,561

Sempra Energy	127,882	16,177

SES S.A.	810,900	7,252

SJW Group	38,000	2,510

Williams (The) Cos., Inc.	320,314	8,309

Xcel Energy, Inc.	205,863	12,866

		412,087

Total Common Stocks

(Cost $943,605)		1,033,102

MASTER LIMITED PARTNERSHIPS – 0.9%

United States – 0.9%

Enterprise Products Partners L.P.	434,699	9,407

Total Master Limited Partnerships

(Cost $8,093)		9,407

INVESTMENT COMPANIES – 2.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	26,666,006	26,666

Total Investment Companies

(Cost $26,666)		26,666

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.4%

U.S. Treasury Bill, 0.04%, 1/27/22(5) (6)	$4,180	$4,180

Total Short-Term Investments

(Cost $4,179)		4,180

Total Investments – 99.6%

(Cost $982,543)		1,073,355

Other Assets less Liabilities – 0.4%		4,445

Net Assets – 100.0%		$1,077,800

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.

(4)	7-day current yield as of September 30, 2021 is disclosed.

(5)	Discount rate at the time of purchase.

(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. - Aktiengesellschaft (German: Stock Corporation)

EAFE - Europe, Australasia and the Far East

L.P. - Limited Partnership

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor’s

S.A. - Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. - Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. - Societas Europaea (German: Public Company)

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	141	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	38	$8,166	Long	12/31	$(279)

MSCI EAFE Index (United States Dollar)	56	6,348	Long	12/21	(183)

Total					$(462)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	41.3%

Euro	27.2

British Pound	10.2

Australian Dollar	8.3

All other currencies less than 5%	12.6

Total Investments	99.6

Other Assets less Liabilities	0.4

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$10,074	$—	$—	$10,074

Canada	36,431	—	—	36,431

Chile	1,461	—	—	1,461

Mexico	11,827	3,136	—	14,963

United States	404,835	7,252	—	412,087

All Other Countries(1)	—	558,086	—	558,086

Total Common Stocks	464,628	568,474	—	1,033,102

Master Limited Partnerships(1)	9,407	—	—	9,407

Investment Companies	26,666	—	—	26,666

Short-Term Investments	—	4,180	—	4,180

Total Investments	$500,701	$572,654	$—	$1,073,355

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	142	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.4% (1)

Australia – 3.6%

BGP Holdings PLC(2) *	3,277,404	$—

Goodman Group	292,307	4,538

National Storage REIT	1,051,669	1,751

Vicinity Centres	811,457	967

		7,256

Belgium – 2.8%

Aedifica S.A.	2,821	350

Shurgard Self Storage S.A.	29,597	1,625

VGP N.V.	4,332	995

Warehouses De Pauw - C.V.A.	64,691	2,615

		5,585

Brazil – 0.1%

Multiplan Empreendimentos Imobiliarios S.A.*	74,575	260

Canada – 1.5%

Allied Properties Real Estate Investment Trust	24,982	793

Granite Real Estate Investment Trust	30,923	2,199

		2,992

China – 0.4%

GDS Holdings Ltd., Class A*	114,648	816

France – 0.4%

Gecina S.A.	6,200	831

Germany – 4.4%

Deutsche Wohnen S.E.	47,938	2,939

Instone Real Estate Group S.E.	36,000	1,027

LEG Immobilien S.E.	21,048	2,978

Vonovia S.E.	32,530	1,955

		8,899

Hong Kong – 4.8%

China Resources Land Ltd.	150,000	631

ESR Cayman Ltd.*	641,200	1,936

Hang Lung Properties Ltd.	234,000	532

Link REIT	174,600	1,492

New World Development Co. Ltd.	153,000	621

Shimao Group Holdings Ltd.	231,500	422

Sino Land Co. Ltd.	881,683	1,186

Sun Hung Kai Properties Ltd.	59,000	733

Swire Properties Ltd.	859,200	2,150

		9,703

India – 0.5%

Embassy Office Parks REIT	226,600	1,032

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.4% (1) continued

Japan – 6.7%

Activia Properties, Inc.	177	$727

Advance Residence Investment Corp.	569	1,851

Hulic REIT, Inc.	299	471

Industrial & Infrastructure Fund Investment Corp.	412	748

Japan Hotel REIT Investment Corp.	1,252	753

Japan Logistics Fund, Inc.	502	1,492

Japan Metropolitan Fund Invest	972	935

Katitas Co. Ltd.	70,600	2,499

LaSalle Logiport REIT	477	803

Mitsui Fudosan Co. Ltd.	84,100	2,003

Nomura Real Estate Master Fund, Inc.	508	732

Tokyu Fudosan Holdings Corp.	108,800	670

		13,684

Mexico – 0.9%

Corp. Inmobiliaria Vesta S.A.B. de C.V.	429,452	750

Fibra Uno Administracion S.A. de C.V.	897,483	1,022

		1,772

Netherlands – 0.4%

CTP N.V.	38,222	833

Singapore – 3.9%

Ascendas India Trust	936,000	988

CapitaLand Integrated Commercial Trust	292,987	435

Capitaland Investment Ltd.*	224,800	563

Mapletree Commercial Trust	1,868,300	2,838

Mapletree Industrial Trust	328,115	671

Mapletree Logistics Trust	1,682,311	2,509

		8,004

Spain – 2.1%

Cellnex Telecom S.A.*	57,395	3,538

Merlin Properties Socimi S.A.*	74,000	759

		4,297

Sweden – 0.6%

Fastighets AB Balder, Class B*	20,000	1,200

United Kingdom – 6.6%

Big Yellow Group PLC	108,244	2,026

Grainger PLC	487,800	1,995

Helical PLC	105,000	620

Helios Towers PLC*	850,741	2,064

Land Securities Group PLC	76,000	707

Safestore Holdings PLC	44,481	626

Segro PLC	82,000	1,316

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	143	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.4% (1) continued

United Kingdom – 6.6% continued

Shaftesbury PLC	264,902	$2,167

UNITE Group (The) PLC	102,488	1,490

Workspace Group PLC	30,000	330

		13,341

United States – 55.7%

Alexandria Real Estate Equities, Inc.	28,293	5,406

American Homes 4 Rent, Class A	87,559	3,338

American Tower Corp.	11,981	3,180

Americold Realty Trust	33,820	982

AvalonBay Communities, Inc.	16,499	3,657

Boston Properties, Inc.	12,945	1,403

Brixmor Property Group, Inc.	88,405	1,955

CoreSite Realty Corp.	14,179	1,964

Douglas Emmett, Inc.	79,465	2,512

Duke Realty Corp.	53,312	2,552

Encompass Health Corp.	19,278	1,447

Equinix, Inc.	3,650	2,884

Equity LifeStyle Properties, Inc.	66,352	5,182

Essex Property Trust, Inc.	7,373	2,357

Extra Space Storage, Inc.	23,189	3,896

Hilton Worldwide Holdings, Inc.*	17,479	2,309

Host Hotels & Resorts, Inc.*	97,022	1,584

Invitation Homes, Inc.	47,851	1,834

Jones Lang LaSalle, Inc.*	5,909	1,466

Life Storage, Inc.	6,981	801

Medical Properties Trust, Inc.	93,506	1,877

MGM Growth Properties LLC, Class A	48,053	1,840

Mid-America Apartment Communities, Inc.	15,754	2,942

National Retail Properties, Inc.	88,854	3,838

Park Hotels & Resorts, Inc.*	87,934	1,683

Phillips Edison & Co., Inc.	32,139	987

Prologis, Inc.	102,975	12,916

Rayonier, Inc.	60,997	2,176

Rexford Industrial Realty, Inc.	34,726	1,971

Sabra Health Care REIT, Inc.	52,665	775

SBA Communications Corp.	2,782	920

Simon Property Group, Inc.	22,674	2,947

Spirit Realty Capital, Inc.	51,471	2,370

STAG Industrial, Inc.	57,819	2,269

STORE Capital Corp.	68,225	2,185

Sun Communities, Inc.	33,385	6,180

UDR, Inc.	46,196	2,447

Urban Edge Properties	93,309	1,709

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 95.4% (1) continued

United States – 55.7% continued

Ventas, Inc.	34,810	$1,922

VICI Properties, Inc.	146,072	4,150

Welltower, Inc.	46,547	3,835

Weyerhaeuser Co.	10,743	382

		113,030

Total Common Stocks

(Cost $155,518)		193,535

INVESTMENT COMPANIES – 4.4%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	9,026,585	9,027

Total Investment Companies

(Cost $9,027)		9,027

Total Investments – 99.8%

(Cost $164,545)		202,562

Other Assets less Liabilities – 0.2%		385

Net Assets – 100.0%		$202,947

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Level 3 asset that is worthless, bankrupt or has been delisted.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2021 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AB – Aktiebolag (Sweden: Corporation)

LLC – Limited Liability Company

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)

Percentages shown are based on Net Assets.

See Notes to the Financial Statements.

EQUITY FUNDS	144	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	60.1%

Euro	10.1

Japanese Yen	6.7

British Pound	6.6

Hong Kong Dollar	5.2

All other currencies less than 5%	11.1

Total Investments	99.8

Other Assets less Liabilities	0.2

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$260	$—	$—	$260

Canada	2,992	—	—	2,992

Mexico	1,772	—	—	1,772

Singapore	563	7,441	—	8,004

United States	113,030	—	—	113,030

All Other Countries(1)	—	67,477	—	67,477

Total Common Stocks	118,617	74,918	—	193,535

Investment Companies	9,027	—	—	9,027

Total Investments	$127,644	$74,918	$—	$202,562

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	145	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1)

Australia – 0.9%

Aristocrat Leisure Ltd.	16,498	$552

BHP Group Ltd.	16,446	442

CSL Ltd.	3,305	697

Dexus	48,120	372

Goodman Group	33,943	527

Rio Tinto Ltd.	10,194	725

		3,315

Belgium – 0.1%

KBC Group N.V.	3,678	330

Brazil – 1.0%

BB Seguridade Participacoes S.A.	320,027	1,171

JBS S.A.	127,100	863

Telefonica Brasil S.A.	91,997	717

TIM S.A.*	252,880	544

WEG S.A.	50,700	368

		3,663

Canada – 2.1%

Canadian Imperial Bank of Commerce	2,394	266

CI Financial Corp.	14,076	286

Constellation Software, Inc.	874	1,432

Element Fleet Management Corp.	15,634	158

Fairfax Financial Holdings Ltd.	2,140	864

Gildan Activewear, Inc.	7,240	264

IGM Financial, Inc.	4,914	175

Magna International, Inc.	11,969	901

Manulife Financial Corp.	31,311	603

National Bank of Canada	3,543	272

Open Text Corp.	4,300	210

Royal Bank of Canada	5,340	531

Shopify, Inc., Class A*	501	679

Toronto-Dominion Bank (The)	11,943	791

		7,432

Chile – 0.2%

Banco Santander Chile ADR	26,819	530

China – 3.1%

Alibaba Group Holding Ltd. ADR*	3,284	486

A-Living Smart City Services Co. Ltd.	83,500	296

Baidu, Inc. ADR*	25,750	3,959

China Construction Bank Corp., Class H	1,099,000	779

China Feihe Ltd.	152,000	256

China Hongqiao Group Ltd.	246,000	310

China Life Insurance Co. Ltd., Class H	216,000	352

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

China – 3.1% continued

China Shenhua Energy Co. Ltd., Class H	119,000	$278

CITIC Ltd.	291,000	307

CSPC Pharmaceutical Group Ltd.	586,000	696

Hengan International Group Co. Ltd.	29,000	155

Metallurgical Corp. of China Ltd., Class H	797,000	245

New China Life Insurance Co. Ltd., Class H	109,300	322

Postal Savings Bank of China Co. Ltd., Class H	215,000	148

Sinotruk Hong Kong Ltd.	87,500	130

Tencent Holdings Ltd.	11,200	657

Tingyi Cayman Islands Holding Corp.	74,000	137

TravelSky Technology Ltd., Class H	257,372	496

Trip.com Group Ltd. ADR*	24,405	750

Tsingtao Brewery Co. Ltd., Class H	22,000	172

Vipshop Holdings Ltd. ADR*	10,645	118

Weibo Corp. ADR*	2,374	113

		11,162

Denmark – 0.9%

AP Moller - Maersk A/S, Class B	84	227

Genmab A/S*	1,285	561

GN Store Nord A/S	4,405	300

H Lundbeck A/S	10,308	280

Novo Nordisk A/S, Class B	12,803	1,232

Pandora A/S	4,576	555

		3,155

Finland – 0.5%

Nokia OYJ*	290,625	1,599

France – 3.0%

Airbus S.E.*	2,470	324

AXA S.A.	9,296	259

BNP Paribas S.A.	8,044	515

Cie Generale des Etablissements Michelin S.C.A.	23,734	3,642

Cie Generale des Etablissements Michelin S.C.A. ADR	71,000	2,180

Ipsen S.A.	2,796	267

L’Oreal S.A.	1,312	541

RTL Group S.A.	4,231	253

Safran S.A.	1,441	181

Sanofi	7,645	736

Schneider Electric S.E.	5,684	945

See Notes to the Financial Statements.

EQUITY FUNDS	146	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

France – 3.0% continued

Thales S.A.	2,921	$282

Vivendi S.E.	36,133	456

		10,581

Germany – 4.2%

Allianz S.E. (Registered)	2,045	461

Bayerische Motoren Werke A.G.	3,122	300

Brenntag S.E.	7,737	722

Covestro A.G.(2)	13,180	905

Daimler A.G. (Registered)	12,107	1,076

Deutsche Boerse A.G.	32,645	5,314

Deutsche Post A.G. (Registered)	12,190	768

Fresenius Medical Care A.G. & Co. KGaA	2,361	166

GEA Group A.G.	9,530	437

Merck KGaA	2,873	625

Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	2,108	578

SAP S.E.	1,789	242

SAP S.E. ADR	9,778	1,321

Telefonica Deutschland Holding A.G.	648,579	1,846

Zalando S.E.(2) *	2,001	184

		14,945

Greece – 0.0%

Hellenic Telecommunications Organization S.A.	7,778	145

Hong Kong – 0.5%

China Resources Gas Group Ltd.	34,000	178

CLP Holdings Ltd.	75,000	721

JS Global Lifestyle Co. Ltd.	64,000	149

Kingboard Holdings Ltd.	40,000	180

Kunlun Energy Co. Ltd.	242,000	251

WH Group Ltd.(2)	192,183	137

		1,616

Hungary – 0.1%

OTP Bank Nyrt.*	7,300	428

India – 0.4%

Infosys Ltd. ADR	47,174	1,049

Wipro Ltd. ADR	32,007	283

		1,332

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

Indonesia – 0.1%

Bank Mandiri Persero Tbk PT	401,300	$170

Telkom Indonesia Persero Tbk PT	953,000	245

		415

Ireland – 0.9%

ICON PLC*	4,029	1,056

Medtronic PLC	18,100	2,269

		3,325

Israel – 0.4%

Check Point Software Technologies Ltd.*	8,561	968

Playtika Holding Corp.*	12,180	336

		1,304

Italy – 0.9%

Banca Mediolanum S.p.A.	4,423	48

Enel S.p.A.	34,174	262

Italgas S.p.A.	139,816	895

Snam S.p.A.	375,904	2,084

		3,289

Japan – 6.3%

Asahi Group Holdings Ltd.	11,400	552

Bridgestone Corp.	39,200	1,859

Capcom Co. Ltd.	6,000	167

Daito Trust Construction Co. Ltd.	3,800	444

Daiwa House Industry Co. Ltd.	13,400	448

ENEOS Holdings, Inc.	89,300	365

Honda Motor Co. Ltd.	13,500	416

Hoya Corp.	1,600	250

Inpex Corp.	34,700	272

ITOCHU Corp.	39,100	1,145

Japan Tobacco, Inc.	19,600	385

KDDI Corp.	2,200	73

Koei Tecmo Holdings Co. Ltd.	3,500	166

McDonald’s Holdings Co. Japan Ltd.	3,400	160

Mitsubishi Electric Corp.	29,800	414

Mitsubishi UFJ Financial Group, Inc. ADR	175,000	1,038

Mitsui & Co. Ltd.	17,900	388

Mitsui Chemicals, Inc.	14,200	477

Nintendo Co. Ltd.	8,400	4,086

Nippon Sanso Holdings Corp.	11,000	277

Nippon Telegraph & Telephone Corp.	6,600	182

Ono Pharmaceutical Co. Ltd.	5,100	116

ORIX Corp.	23,000	430

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	147	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

Japan – 6.3% continued

Renesas Electronics Corp.*	26,200	$323

Sankyo Co. Ltd.	3,800	95

Secom Co. Ltd.	3,200	232

Sony Corp. ADR	26,700	2,953

Sony Group Corp.	8,100	902

Subaru Corp.	101,400	1,883

Sumitomo Chemical Co. Ltd.	102,200	533

Tokyo Electron Ltd.	1,300	573

Tosoh Corp.	16,800	305

Welcia Holdings Co. Ltd.	8,500	306

ZOZO, Inc.	8,000	300

		22,515

Mexico – 0.1%

Wal-Mart de Mexico S.A.B. de C.V.	101,555	344

Netherlands – 2.5%

ASML Holding N.V.	1,497	1,104

Koninklijke Ahold Delhaize N.V.	137,298	4,552

Royal Dutch Shell PLC, Class B	41,209	913

Universal Music Group N.V.*	36,133	968

Wolters Kluwer N.V.	11,025	1,165

		8,702

Peru – 0.5%

Credicorp Ltd.	15,259	1,693

Portugal – 0.0%

Jeronimo Martins SGPS S.A.	8,515	170

Russia – 0.3%

Magnit PJSC GDR (Registered)	17,350	290

MMC Norilsk Nickel PJSC ADR	12,526	371

Moscow Exchange MICEX-RTS PJSC	51,540	123

Polyus PJSC GDR (Registered)	2,100	172

		956

Singapore – 0.1%

Sea Ltd. ADR*	435	139

Singapore Exchange Ltd.	40,800	298

		437

South Africa – 0.3%

African Rainbow Minerals Ltd.	13,111	165

MTN Group Ltd.*	27,960	262

Sanlam Ltd.	105,007	446

Vodacom Group Ltd.	20,182	193

		1,066

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

South Korea – 1.8%

Hana Financial Group, Inc.	25,668	$991

KB Financial Group, Inc.	14,631	680

Kia Corp.	3,680	249

Korea Investment Holdings Co. Ltd.	2,160	155

KT&G Corp.	20,400	1,392

Kumho Petrochemical Co. Ltd.	1,105	175

LG Innotek Co. Ltd.	2,975	515

Samsung Electronics Co. Ltd.	8,366	521

Samsung Securities Co. Ltd.	4,860	194

Shinhan Financial Group Co. Ltd.	15,512	521

S-Oil Corp.	5,310	487

Woori Financial Group, Inc.	56,196	547

		6,427

Spain – 0.9%

Endesa S.A.	152,811	3,082

Sweden – 0.9%

Alfa Laval AB	6,608	246

Atlas Copco AB, Class A	5,203	316

EQT AB	10,294	424

Evolution AB	1,626	247

Husqvarna AB, Class B	10,232	122

Lundin Energy AB	9,921	368

Sandvik AB	17,343	396

Spotify Technology S.A.*	3,108	700

Telefonaktiebolaget LM Ericsson, Class B	29,717	336

		3,155

Switzerland – 4.2%

Alcon, Inc.	26,200	2,108

Chubb Ltd.	9,700	1,683

CRISPR Therapeutics A.G.*	6,760	757

Logitech International S.A. (Registered)	3,326	294

Nestle S.A. (Registered)	6,898	830

Novartis A.G. (Registered)	9,150	751

Novartis A.G. ADR	15,700	1,284

Partners Group Holding A.G.	203	316

Roche Holding A.G. (Genusschein)	18,347	6,695

Sonova Holding A.G. (Registered)	575	217

		14,935

Taiwan – 0.9%

Catcher Technology Co. Ltd.	11,000	66

CTBC Financial Holding Co. Ltd.	299,000	244

Delta Electronics, Inc.	51,000	459

See Notes to the Financial Statements.

EQUITY FUNDS	148	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

Taiwan – 0.9% continued

Pou Chen Corp.	200,000	$240

Powertech Technology, Inc.	37,000	137

Realtek Semiconductor Corp.	43,000	758

Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	598

Uni-President Enterprises Corp.	105,000	255

United Microelectronics Corp.	136,000	310

		3,067

Thailand – 0.0%

Kasikornbank PCL NVDR	42,000	165

Turkey – 0.2%

Turk Telekomunikasyon A.S.	371,946	312

Turkcell Iletisim Hizmetleri A.S.	239,385	413

		725

United Kingdom – 3.8%

3i Group PLC	61,190	1,054

Anglo American PLC	4,482	155

AstraZeneca PLC	6,670	803

Barclays PLC	248,961	635

CNH Industrial N.V.	25,853	438

Direct Line Insurance Group PLC	205,638	802

Evraz PLC	35,111	280

GlaxoSmithKline PLC	231,463	4,369

JD Sports Fashion PLC	26,019	366

Linde PLC	4,148	1,217

National Grid PLC	20,391	243

Next PLC	4,533	497

Nomad Foods Ltd.*	8,130	224

Unilever PLC	14,923	805

Unilever PLC ADR	21,451	1,163

Vodafone Group PLC	217,648	329

		13,380

United States – 52.6%

10X Genomics, Inc., Class A*	2,113	308

2U, Inc.*	10,373	348

Activision Blizzard, Inc.	5,757	446

Adobe, Inc.*	10,488	6,038

Agilent Technologies, Inc.	4,070	641

Air Lease Corp.	12,631	497

Air Products and Chemicals, Inc.	7,472	1,914

Akamai Technologies, Inc.*	3,570	373

Albemarle Corp.	2,678	586

Alphabet, Inc., Class C*	1,115	2,972

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

United States – 52.6% continued

Amazon.com, Inc.*	851	$2,796

American Tower Corp.	8,448	2,242

Americold Realty Trust	10,301	299

Ameriprise Financial, Inc.	8,600	2,271

AmerisourceBergen Corp.	2,443	292

Amgen, Inc.	9,300	1,978

Amphenol Corp., Class A	17,059	1,249

ANSYS, Inc.*	10,375	3,532

Apple, Inc.	23,039	3,260

Applied Materials, Inc.	3,641	469

Arrow Electronics, Inc.*	3,829	430

Berkshire Hathaway, Inc., Class B*	11,327	3,092

Bio-Rad Laboratories, Inc., Class A*	891	665

Black Knight, Inc.*	4,980	359

Boston Properties, Inc.	3,668	397

Broadridge Financial Solutions, Inc.	2,450	408

Cabot Oil & Gas Corp.	78,600	1,710

Capital One Financial Corp.	19,300	3,126

CBRE Group, Inc., Class A*	7,972	776

CDK Global, Inc.	9,973	424

Charles Schwab (The) Corp.	29,101	2,120

Cimarex Energy Co.	7,068	616

Cincinnati Financial Corp.	18,200	2,079

CMC Materials, Inc.	3,688	454

Coca-Cola (The) Co.	36,300	1,905

Coinbase Global, Inc., Class A*	3,993	908

Commerce Bancshares, Inc.	17,100	1,192

Continental Resources, Inc.	11,921	550

Corteva, Inc.	58,400	2,457

Crown Castle International Corp.	11,800	2,045

CSX Corp.	17,457	519

Cullen/Frost Bankers, Inc.	14,000	1,661

Cummins, Inc.	1,694	380

D.R. Horton, Inc.	8,354	701

Danaher Corp.	14,200	4,323

Darden Restaurants, Inc.	4,545	688

DENTSPLY SIRONA, Inc.	6,272	364

Dollar Tree, Inc.*	6,176	591

Dover Corp.	2,537	394

DraftKings, Inc., Class A*	9,035	435

East West Bancorp, Inc.	12,306	954

Eastman Chemical Co.	2,959	298

Ecolab, Inc.	14,521	3,029

Editas Medicine, Inc.*	8,400	345

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	149	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

United States – 52.6% continued

Elanco Animal Health, Inc.*	48,500	$1,547

Equity LifeStyle Properties, Inc.	14,000	1,093

Exact Sciences Corp.*	7,439	710

Facebook, Inc., Class A*	5,454	1,851

Fate Therapeutics, Inc.*	3,694	219

First Republic Bank	16,395	3,162

Fortive Corp.	18,600	1,313

General Dynamics Corp.	10,448	2,048

Global Payments, Inc.	3,099	488

Honeywell International, Inc.	20,310	4,311

Houlihan Lokey, Inc.	4,846	446

Intellia Therapeutics, Inc.*	12,902	1,731

Intercontinental Exchange, Inc.	5,368	616

Intuit, Inc.	5,889	3,177

Invitae Corp.*	26,016	740

Iridium Communications, Inc.*	9,316	371

Johnson & Johnson	12,875	2,079

Johnson Controls International PLC	37,200	2,533

KeyCorp	20,796	450

Keysight Technologies, Inc.*	4,364	717

Laboratory Corp. of America Holdings*	1,406	396

Lennar Corp., Class A	26,500	2,483

Markel Corp.*	1,891	2,260

Martin Marietta Materials, Inc.	6,600	2,255

Masco Corp.	7,825	435

Mettler-Toledo International, Inc.*	1,175	1,618

Microchip Technology, Inc.	32,126	4,931

Microsoft Corp.	23,317	6,574

Moody’s Corp.	6,044	2,146

Netflix, Inc.*	2,609	1,592

NIKE, Inc., Class B	11,569	1,680

Packaging Corp. of America	2,290	315

PagerDuty, Inc.*	11,171	463

Palantir Technologies, Inc., Class A*	16,269	391

Parker-Hannifin Corp.	8,000	2,237

PayPal Holdings, Inc.*	8,600	2,238

PepsiCo, Inc.	7,378	1,110

Philip Morris International, Inc.	44,649	4,232

Phillips 66	17,700	1,240

PNC Financial Services Group (The), Inc.	12,200	2,387

Procter & Gamble (The) Co.	14,500	2,027

Progressive (The) Corp.	5,335	482

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

United States – 52.6% continued

Proto Labs, Inc.*	3,201	$213

QUALCOMM, Inc.	18,600	2,399

Raymond James Financial, Inc.	5,914	546

Reinsurance Group of America, Inc.	2,551	284

RenaissanceRe Holdings Ltd.	2,423	338

Republic Services, Inc.	5,830	700

Robinhood Markets, Inc., Class A*	7,531	317

Roku, Inc.*	3,506	1,099

Roper Technologies, Inc.	2,744	1,224

RPM International, Inc.	22,100	1,716

salesforce.com, Inc.*	5,961	1,617

SBA Communications Corp.	1,239	410

Scotts Miracle-Gro (The) Co.	2,102	308

Sealed Air Corp.	8,153	447

Sensata Technologies Holding PLC*	9,287	508

Skyworks Solutions, Inc.	4,210	694

Snap-on, Inc.	1,928	403

Square, Inc., Class A*	5,898	1,415

Starbucks Corp.	6,690	738

Stericycle, Inc.*	5,917	402

Stifel Financial Corp.	7,269	494

Stratasys Ltd.*	14,204	306

Sun Communities, Inc.	6,000	1,111

Syneos Health, Inc.*	4,666	408

Synopsys, Inc.*	1,648	493

Sysco Corp.	4,699	369

Teladoc Health, Inc.*	7,483	949

Teleflex, Inc.	2,366	891

Tesla, Inc.*	2,888	2,240

TJX (The) Cos., Inc.	4,592	303

TransDigm Group, Inc.*	1,428	892

TuSimple Holdings, Inc., Class A*	8,824	328

Twilio, Inc., Class A*	2,082	664

Twitter, Inc.*	43,209	2,609

Tyson Foods, Inc., Class A	20,200	1,595

U.S. Bancorp	18,489	1,099

UiPath, Inc., Class A*	6,353	334

Unity Software, Inc.*	6,191	782

Visa, Inc., Class A	8,431	1,878

Vontier Corp.	48,696	1,636

Walgreens Boots Alliance, Inc.	19,600	922

WEC Energy Group, Inc.	3,883	342

Woodward, Inc.	3,454	391

Xilinx, Inc.	2,701	408

See Notes to the Financial Statements.

EQUITY FUNDS	150	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 94.7% (1) continued

United States – 52.6% continued

Xylem, Inc.	20,000	$2,474

Zillow Group, Inc., Class C*	7,090	625

Zoom Video Communications, Inc., Class A*	2,001	523

		186,844

Total Common Stocks

(Cost $254,338)		336,229

PREFERRED STOCKS – 0.1% (1)

Brazil – 0.1%

Petroleo Brasileiro S.A., 2.77%(3)	103,300	516

Total Preferred Stocks

(Cost $511)		516

INVESTMENT COMPANIES – 3.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(4) (5)	10,554,709	10,555

Vanguard FTSE All-World ex-US ETF	39,240	2,392

Total Investment Companies

(Cost $13,045)		12,947

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.04%, 1/27/22(6) (7)	$890	$890

Total Short-Term Investments

(Cost $890)		890

Total Investments – 98.8%

(Cost $268,784)		350,582

Other Assets less Liabilities – 1.2%		4,303

Net Assets – 100.0%		$354,885

(1)	Adjustment factors were provided by an independent evaluation service to determine the value of certain foreign securities.

(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2021 is disclosed.

(6)	Discount rate at the time of purchase.

(7)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

A.G. – Aktiengesellschaft (German: Stock Corporation)

AB – Aktiebolag (Sweden: Corporation)

ADR – American Depositary Receipt

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

GDR – Global Depositary Receipt

N.V. – Naamloze Vennootschap (Dutch: Limited Liability Company)

NVDR – Non-Voting Depositary Receipt

PCL – Public Company Limited

PJSC – Public Joint-Stock Company

PLC – Public Limited Company

S&P – Standard & Poor’s

S.A. – Société Anonyme (French: Public Limited Company)

S.A.B. de C.V. – Sociedad Anónima Bursátil de Capital Variable (Mexico: Public Company)

S.E. – Societas Europaea (German: Public Company)

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had outstanding forward foreign currency exchange contracts as follows:

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)

JPMorgan Chase	British Pound	247	Chinese Yuan Renminbi	2,222	12/9/21	$ 9
JPMorgan Chase	Euro	1,017	Australian Dollar	1,631	12/9/21	1
JPMorgan Chase	Euro	701	Canadian Dollar	1,046	12/9/21	13
JPMorgan Chase	Euro	506	Chinese Yuan Renminbi	3,909	12/9/21	15
JPMorgan Chase	Euro	150	Israeli Shekel	572	12/9/21	3
JPMorgan Chase	Euro	159	Norwegian Krone	1,635	12/9/21	3

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	151	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

NORTHERN ENGAGE360TM FUND continued

COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000S)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000S)
JPMorgan Chase	Euro	98	Singapore Dollar	157	12/9/21	$ 2
JPMorgan Chase	Euro	928	Swedish Krona	9,453	12/9/21	4
JPMorgan Chase	Euro	982	United States Dollar	1,165	12/9/21	26
JPMorgan Chase	Japanese Yen	61,261	United States Dollar	557	12/9/21	7
JPMorgan Chase	Swiss Franc	175	United States Dollar	191	12/9/21	3
JPMorgan Chase	United States Dollar	2,020	Chinese Yuan Renminbi	13,140	12/9/21	5
Subtotal Appreciation						91
JPMorgan Chase	Euro	1,570	British Pound	1,350	12/9/21	(3)
JPMorgan Chase	Euro	30	New Zealand Dollar	49	12/9/21	—*
JPMorgan Chase	United States Dollar	2,102	Australian Dollar	2,839	12/9/21	(50)
JPMorgan Chase	United States Dollar	3,266	Canadian Dollar	4,103	12/9/21	(27)
JPMorgan Chase	United States Dollar	95	Norwegian Krone	819	12/9/21	(1)
JPMorgan Chase	United States Dollar	579	Singapore Dollar	778	12/9/21	(6)
JPMorgan Chase	United States Dollar	213	Swedish Krona	1,826	12/9/21	(4)
Subtotal Depreciation						(91)

Total						$—*

*	Amount rounds to less than one thousand.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500 (United States Dollar)	18	$3,868	Long	12/21	$(164)

MSCI EAFE Index (United States Dollar)	24	2,720	Long	12/21	(123)

MSCI Emerging Markets Index (United States Dollar)	15	934	Long	12/21	(40)

Total					$(327)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the Fund’s investments were denominated in the following currencies:

CONCENTRATION BY CURRENCY	% OF NET ASSETS

United States Dollar	65.5%

Euro	11.2

Japanese Yen	5.2

All other currencies less than 5%	16.9

Total Investments	98.8

Other Assets less Liabilities	1.2

Net Assets	100.0%

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2021 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Brazil	$3,663	$—	$—	$3,663

Canada	7,432	—	—	7,432

Chile	530	—	—	530

China	5,426	5,736	—	11,162

France	2,180	8,401	—	10,581

Germany	1,321	13,624	—	14,945

India	1,332	—	—	1,332

Ireland	3,325	—	—	3,325

Israel	1,304	—	—	1,304

Japan	3,991	18,524	—	22,515

Mexico	344	—	—	344

Netherlands	968	7,734	—	8,702

Peru	1,693	—	—	1,693

Singapore	139	298	—	437

Sweden	700	2,455	—	3,155

Switzerland	5,832	9,103	—	14,935

United Kingdom	2,604	10,776	—	13,380

See Notes to the Financial Statements.

EQUITY FUNDS	152	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

United States	$186,844	$ —	$—	$186,844

All Other Countries(1)	—	29,950	—	29,950

Total Common Stocks	229,628	106,601	—	336,229

Preferred Stocks	516	—	—	516

Investment Companies	12,947	—	—	12,947

Short-Term Investments	—	890	—	890

Total Investments	$243,091	$107,491	$—	$350,582

OTHER FINANCIAL INSTRUMENTS

Assets

Forward Foreign
Currency Exchange
Contracts	$ —	$ 91	$—	$ 91

Liabilities

Forward Foreign
Currency Exchange
Contracts	—	(91)	—	(91)

Futures Contracts	(327)	—	—	(327)

Total Other Financial Instruments	$ (327)	$ —	$—	$ (327)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	153	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 0.0%

Financial Services – 0.0%

GAMCO Investors, Inc.,

(Step to 5.00% on 6/15/22), 4.00%, 6/15/23(1)	$10	$10

Total Corporate Bonds

(Cost $10)		10

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 96.0%

Aerospace & Defense – 0.6%

AAR Corp.*	7,391	$240

Aerojet Rocketdyne Holdings, Inc.	14,560	634

AeroVironment, Inc.*	5,776	499

Astronics Corp.*	2,504	35

Astronics Corp., Class B*	3,668	52

Ducommun, Inc.*	3,254	164

Kaman Corp.	5,362	191

Kratos Defense & Security Solutions, Inc.*	17,968	401

Maxar Technologies, Inc.	886	25

Mercury Systems, Inc.*	9,546	453

Moog, Inc., Class A	5,037	384

National Presto Industries, Inc.	1,332	109

Park Aerospace Corp.	2,783	38

Parsons Corp.*	2,373	80

Vectrus, Inc.*	4,385	220

		3,525

Air Freight & Logistics – 0.2%

Air T, Inc.*	753	21

Atlas Air Worldwide Holdings, Inc.*	4,567	373

Forward Air Corp.	7,131	592

		986

Airlines – 0.4%

Allegiant Travel Co.*	3,217	629

Copa Holdings S.A., Class A*	6,525	531

Hawaiian Holdings, Inc.*	10,043	218

SkyWest, Inc.*	11,723	578

		1,956

Auto Components – 1.4%

Adient PLC*	17,391	721

American Axle & Manufacturing Holdings, Inc.*	7,068	62

BorgWarner, Inc.	4,958	214

Dana, Inc.	27,028	601

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Auto Components – 1.4% continued

Dorman Products, Inc.*	7,116	$674

Fox Factory Holding Corp.*	7,732	1,118

Gentherm, Inc.*	8,629	698

Goodyear Tire & Rubber (The) Co.*	55,642	985

LCI Industries	7,368	992

Modine Manufacturing Co.*	2,561	29

Motorcar Parts of America, Inc.*	5,230	102

Patrick Industries, Inc.	4,692	391

Standard Motor Products, Inc.	4,563	199

Stoneridge, Inc.*	4,709	96

Tenneco, Inc., Class A*	9,641	138

Visteon Corp.*	5,208	492

XPEL, Inc.*	3,049	231

		7,743

Automobiles – 0.1%

Winnebago Industries, Inc.	8,847	641

Workhorse Group, Inc.*	20,683	158

		799

Banks – 8.3%

1st Source Corp.	5,374	254

Allegiance Bancshares, Inc.	2,339	89

Altabancorp	4,529	200

Amalgamated Financial Corp.	6,170	98

American National Bankshares, Inc.	2,604	86

Ameris Bancorp	14,292	741

Ames National Corp.	2,507	58

Arrow Financial Corp.	5,338	183

Associated Banc-Corp	22,141	474

Atlantic Union Bankshares Corp.	16,728	616

Banc of California, Inc.	6,556	121

BancFirst Corp.	4,513	271

Bancorp (The), Inc.*	7,140	182

BancorpSouth Bank	19,534	582

Bank First Corp.	3,348	237

Bank of Hawaii Corp.	6,869	564

Bank of Marin Bancorp	3,624	137

Bank of NT Butterfield & Son (The) Ltd.	9,878	351

Bank of South Carolina Corp.	5,364	108

Bank7 Corp.	9,046	194

BankFinancial Corp.	1,787	20

BankUnited, Inc.	13,656	571

Bankwell Financial Group, Inc.	7,690	226

Banner Corp.	8,682	479

See Notes to the Financial Statements.

EQUITY FUNDS	154	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Banks – 8.3% continued

Bar Harbor Bankshares	1,937	$54

BCB Bancorp, Inc.	508	7

Berkshire Bancorp, Inc.*	121	1

Brookline Bancorp, Inc.	23,044	352

Bryn Mawr Bank Corp.	3,498	161

Burke & Herbert Bank & Trust Co.	20	43

C&F Financial Corp.	467	25

Cadence BanCorp	22,652	497

Cambridge Bancorp	899	79

Camden National Corp.	3,943	189

Capital City Bank Group, Inc.	3,998	99

Cathay General Bancorp	16,098	666

CBTX, Inc.	3,740	99

Central Pacific Financial Corp.	675	17

Century Bancorp, Inc., Class A	2,490	287

CIT Group, Inc.	14,584	758

Citizens & Northern Corp.	774	20

City Holding Co.	3,893	303

Columbia Banking System, Inc.	13,283	505

Commercial National Financial Corp.	121	2

Community Bank System, Inc.	9,630	659

Community Financial (The) Corp.	3,455	127

Community Trust Bancorp, Inc.	2,938	124

ConnectOne Bancorp, Inc.	2,356	71

Customers Bancorp, Inc.*	7,254	312

CVB Financial Corp.	20,872	425

Dime Community Bancshares, Inc.	4,651	152

Eagle Bancorp, Inc.	6,743	388

Eagle Financial Services, Inc.	100	3

Eastern Bankshares, Inc.	25,191	511

Enterprise Bancorp, Inc.	2,022	73

Enterprise Financial Services Corp.	5,503	249

Equity Bancshares, Inc., Class A	3,418	114

FB Financial Corp.	2,445	105

Financial Institutions, Inc.	4,428	136

Finward Bancorp	689	28

First Bancorp	7,850	338

First BanCorp (New York Exchange)	30,494	401

First Bancorp (The), Inc.	825	24

First Bancshares (The), Inc.	4,919	191

First Busey Corp.	11,491	283

First Commonwealth Financial Corp.	29,559	403

First Community Bankshares, Inc.	1,777	56

First Financial Bankshares, Inc.	27,923	1,283

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Banks – 8.3% continued

First Financial Corp.	2,764	$116

First Financial Northwest, Inc.	699	11

First Foundation, Inc.	5,309	140

First Hawaiian, Inc.	19,224	564

First Internet Bancorp	1,662	52

First Interstate BancSystem, Inc., Class A	10,052	405

First Merchants Corp.	10,676	447

First Mid Bancshares, Inc.	37	1

First Northwest Bancorp	521	9

First of Long Island (The) Corp.	3,635	75

First Savings Financial Group, Inc.	9,378	264

First United Corp.	7,959	148

Flushing Financial Corp.	4,414	100

FNB Corp.	59,010	686

Fulton Financial Corp.	29,237	447

German American Bancorp, Inc.	5,454	211

Glacier Bancorp, Inc.	15,628	865

Great Southern Bancorp, Inc.	1,715	94

Great Western Bancorp, Inc.	9,647	316

Hancock Whitney Corp.	17,099	806

Hanmi Financial Corp.	3,790	76

Hawthorn Bancshares, Inc.	1,401	32

Heartland Financial U.S.A., Inc.	5,911	284

Heritage Financial Corp.	8,306	212

Hilltop Holdings, Inc.	14,689	480

Home BancShares, Inc.	28,504	671

HomeTrust Bancshares, Inc.	1,342	38

Hope Bancorp, Inc.	22,426	324

Independent Bank Corp.	6,906	526

Independent Bank Group, Inc.	10,601	753

International Bancshares Corp.	12,561	523

Investar Holding Corp.	10,430	230

Investors Bancorp, Inc.	61,498	929

Lakeland Bancorp, Inc.	7,540	133

Lakeland Financial Corp.	4,841	345

Landmark Bancorp, Inc.	1,327	37

Malvern Bancorp, Inc.(2) *	9	—

Mercantile Bank Corp.	5,228	167

Metropolitan Bank Holding Corp.*	200	17

MidWestOne Financial Group, Inc.	564	17

National Bank Holdings Corp., Class A	6,425	260

National Bankshares, Inc.	1,755	64

NBT Bancorp, Inc.	10,737	388

Nicolet Bankshares, Inc.*	3,099	230

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	155	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Banks – 8.3% continued

Northrim BanCorp, Inc.	1,649	$70

Norwood Financial Corp.	1,084	28

OceanFirst Financial Corp.	9,536	204

OFG Bancorp	6,948	175

Ohio Valley Banc Corp.	745	20

Old National Bancorp	28,039	475

Old Second Bancorp, Inc.	2,613	34

Pacific Premier Bancorp, Inc.	20,275	840

Park National Corp.	3,044	371

Peapack-Gladstone Financial Corp.	4,259	142

Penns Woods Bancorp, Inc.	150	4

Peoples Bancorp, Inc.	6,468	204

Peoples Financial Corp.	236	4

Peoples Financial Services Corp.	413	19

Preferred Bank	3,911	261

Primis Financial Corp.	669	10

QCR Holdings, Inc.	1,623	83

Renasant Corp.	12,295	443

Republic Bancorp, Inc., Class A	4,135	209

Republic First Bancorp, Inc.*	3,187	10

Sandy Spring Bancorp, Inc.	5,278	242

Seacoast Banking Corp. of Florida	10,821	366

ServisFirst Bancshares, Inc.	13,098	1,019

Shore Bancshares, Inc.	691	12

Sierra Bancorp	810	20

Silvergate Capital Corp., Class A*	3,315	383

Simmons First National Corp., Class A	14,678	434

Southern BancShares NC, Inc.	5	26

Southern First Bancshares, Inc.*	4,590	246

Southside Bancshares, Inc.	5,055	194

Spirit of Texas Bancshares, Inc.	4,719	114

Stock Yards Bancorp, Inc.	6,372	374

SVB Financial Group*	273	177

Texas Capital Bancshares, Inc.*	7,142	429

Tompkins Financial Corp.	3,473	281

Towne Bank	10,289	320

TriCo Bancshares	5,072	220

Triumph Bancorp, Inc.*	6,479	649

Trustmark Corp.	12,934	417

UMB Financial Corp.	8,869	858

Umpqua Holdings Corp.	32,483	658

Union Bankshares, Inc.	5,790	185

United Bancorp, Inc.	498	7

United Bankshares, Inc.	19,045	693

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Banks – 8.3% continued

United Community Banks, Inc.	15,328	$503

Univest Financial Corp.	5,330	146

Valley National Bancorp	58,734	782

Veritex Holdings, Inc.	8,287	326

Virginia National Bankshares Corp.	105	4

Washington Trust Bancorp, Inc.	3,261	173

WesBanco, Inc.	15,264	520

West BanCorp, Inc.	2,798	84

Westamerica BanCorp	6,194	348

		44,771

Beverages – 0.3%

Celsius Holdings, Inc.*	6,497	585

Coca-Cola Consolidated, Inc.	1,593	628

MGP Ingredients, Inc.	3,455	225

National Beverage Corp.	6,954	365

		1,803

Biotechnology – 6.5%

89bio, Inc.*	7,277	143

Abeona Therapeutics, Inc.*	1,200	1

ACADIA Pharmaceuticals, Inc.*	20,020	333

Adamas Pharmaceuticals, Inc.*	7,545	37

ADMA Biologics, Inc.*	22,321	25

Adverum Biotechnologies, Inc.*	12,333	27

Akebia Therapeutics, Inc.*	24,361	70

Akero Therapeutics, Inc.*	4,153	93

Albireo Pharma, Inc.*	7,574	236

Alector, Inc.*	6,697	153

Alkermes PLC*	26,782	826

Allogene Therapeutics, Inc.*	11,402	293

Altimmune, Inc.*	13,346	151

Amicus Therapeutics, Inc.*	63,001	602

AnaptysBio, Inc.*	11,208	304

Anavex Life Sciences Corp.*	11,604	208

Anika Therapeutics, Inc.*	5,546	236

Anixa Biosciences, Inc.*	3,567	17

Annexon, Inc.*	6,099	114

Applied Molecular Transport, Inc.*	6,595	171

Applied Therapeutics, Inc.*	1,808	30

Aprea Therapeutics, Inc.*	3,708	19

Aptevo Therapeutics, Inc.*	5,531	85

Arcus Biosciences, Inc.*	10,399	363

Arcutis Biotherapeutics, Inc.*	4,906	117

Ardelyx, Inc.*	9,301	12

See Notes to the Financial Statements.

EQUITY FUNDS	156	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Biotechnology – 6.5% continued

Arena Pharmaceuticals, Inc.*	9,918	$591

Arrowhead Pharmaceuticals, Inc.*	19,068	1,190

Assembly Biosciences, Inc.*	9,820	34

Astria Therapeutics, Inc.*	2,518	22

Atara Biotherapeutics, Inc.*	11,811	211

Atreca, Inc., Class A*	4,377	27

Aurinia Pharmaceuticals, Inc.*	21,041	466

Avrobio, Inc.*	4,449	25

Beyondspring, Inc.*	4,837	76

BioCryst Pharmaceuticals, Inc.*	8,762	126

Bioxcel Therapeutics, Inc.*	7,716	234

Bluebird Bio, Inc.*	11,269	215

Blueprint Medicines Corp.*	11,422	1,174

Calithera Biosciences, Inc.*	2,212	5

Calyxt, Inc.*	20,612	69

Capricor Therapeutics, Inc.*	23,578	95

CareDx, Inc.*	10,840	687

CASI Pharmaceuticals, Inc.*	37,663	45

Catalyst Biosciences, Inc.*	17,459	72

Catalyst Pharmaceuticals, Inc.*	34,533	183

Celcuity, Inc.*	9,194	166

Celldex Therapeutics, Inc.*	5,217	282

Centogene N.V.*	5,190	57

ChemoCentryx, Inc.*	7,137	122

Clovis Oncology, Inc.*	500	2

Coherus Biosciences, Inc.*	11,714	188

Concert Pharmaceuticals, Inc.*	20,813	68

Cortexyme, Inc.*	3,049	279

Crinetics Pharmaceuticals, Inc.*	4,837	102

Cue Biopharma, Inc.*	4,153	61

Curis, Inc.*	11,480	90

CytoDyn, Inc.*	102,526	203

Cytokinetics, Inc.*	12,074	432

Deciphera Pharmaceuticals, Inc.*	2,502	85

Denali Therapeutics, Inc.*	16,692	842

DermTech, Inc.*	7,118	229

DiaMedica Therapeutics, Inc.*	21,056	84

Dicerna Pharmaceuticals, Inc.*	16,737	337

Dyadic International, Inc.*	16,460	92

Dynavax Technologies Corp.*	19,064	366

Eagle Pharmaceuticals, Inc.*	2,149	120

Eiger BioPharmaceuticals, Inc.*	20,040	134

Emergent BioSolutions, Inc.*	10,525	527

Enanta Pharmaceuticals, Inc.*	5,556	316

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Biotechnology – 6.5% continued

Esperion Therapeutics, Inc.*	11,646	$140

Essa Pharma, Inc.*	4,375	35

Evelo Biosciences, Inc.*	9,413	66

Flexion Therapeutics, Inc.*	9,753	60

Frequency Therapeutics, Inc.*	4,098	29

G1 Therapeutics, Inc.*	11,767	158

Galmed Pharmaceuticals Ltd.*	209	1

Geron Corp.*	7,700	11

GlycoMimetics, Inc.*	7,284	16

Gossamer Bio, Inc.*	8,008	101

Halozyme Therapeutics, Inc.*	23,574	959

Harpoon Therapeutics, Inc.*	5,932	47

Homology Medicines, Inc.*	10,336	81

Ideaya Biosciences, Inc.*	5,366	137

ImmuCell Corp.*	2,514	23

Immunic, Inc.*	7,815	69

ImmunoGen, Inc.*	15,743	89

Insmed, Inc.*	17,236	475

Intellia Therapeutics, Inc.*	11,883	1,594

Ironwood Pharmaceuticals, Inc.*	43,281	565

Kadmon Holdings, Inc.*	29,851	260

KalVista Pharmaceuticals, Inc.*	18,655	326

Karyopharm Therapeutics, Inc.*	12,037	70

Keros Therapeutics, Inc.*	2,652	105

Krystal Biotech, Inc.*	3,094	162

Kura Oncology, Inc.*	17,730	332

La Jolla Pharmaceutical Co.*	1,889	8

Lexicon Pharmaceuticals, Inc.*	3,347	16

Ligand Pharmaceuticals, Inc.*	4,590	639

MacroGenics, Inc.*	10,996	230

Magenta Therapeutics, Inc.*	10,083	73

MediciNova, Inc.*	27,967	106

MeiraGTx Holdings PLC*	13,802	182

Merrimack Pharmaceuticals, Inc.*	261	1

Merus N.V.*	12,616	278

MiMedx Group, Inc.*	16,968	103

Minerva Neurosciences, Inc.*	2,542	4

Mirati Therapeutics, Inc.*	258	46

Mirum Pharmaceuticals, Inc.*	13,541	270

Molecular Templates, Inc.*	13,891	93

Monopar Therapeutics, Inc.*	13,197	64

Morphic Holding, Inc.*	4,949	280

Myriad Genetics, Inc.*	20,081	648

Natera, Inc.*	4,209	469

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	157	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Biotechnology – 6.5% continued

Neoleukin Therapeutics, Inc.*	8,304	$60

NeuroBo Pharmaceuticals, Inc.*	7,267	27

Nkarta, Inc.*	6,299	175

Olema Pharmaceuticals, Inc.*	4,906	135

OPKO Health, Inc.*	94,237	344

Organogenesis Holdings, Inc.*	8,883	127

ORIC Pharmaceuticals, Inc.*	6,894	144

Oyster Point Pharma, Inc.*	3,410	40

PDL BioPharma, Inc.*	24,608	65

Precision BioSciences, Inc.*	11,667	135

ProQR Therapeutics N.V.*	154	1

Protagonist Therapeutics, Inc.*	5,830	103

Protara Therapeutics, Inc.*	2,076	14

Prothena Corp. PLC*	9,209	656

Radius Health, Inc.*	8,494	105

RAPT Therapeutics, Inc.*	5,042	157

REGENXBIO, Inc.*	6,433	270

Repare Therapeutics, Inc.*	3,977	104

Replimune Group, Inc.*	8,500	252

Rezolute, Inc.*	11,535	86

Rhythm Pharmaceuticals, Inc.*	9,262	121

Rocket Pharmaceuticals, Inc.*	621	19

Sage Therapeutics, Inc.*	11,972	530

Sangamo Therapeutics, Inc.*	23,430	211

Savara, Inc.*	3,800	5

Shattuck Labs, Inc.*	4,508	92

Sierra Oncology, Inc.*	14,288	313

Sinovac Biotech Ltd.(3) *	1,587	—

Solid Biosciences, Inc.(2) *	61	—

Sorrento Therapeutics, Inc.*	28,830	220

Spectrum Pharmaceuticals, Inc.*	16,231	35

Spero Therapeutics, Inc.*	6,662	123

SpringWorks Therapeutics, Inc.*	8,616	547

Syndax Pharmaceuticals, Inc.*	12,635	241

TCR2 Therapeutics, Inc.*	14,692	125

Trillium Therapeutics, Inc.*	19,895	349

Turning Point Therapeutics, Inc.*	9,970	662

Ultragenyx Pharmaceutical, Inc.*	12,472	1,125

uniQure N.V.*	7,505	240

UroGen Pharma Ltd.*	7,653	129

Vanda Pharmaceuticals, Inc.*	10,706	184

Vaxcyte, Inc.*	5,701	145

Vericel Corp.*	8,414	411

Viking Therapeutics, Inc.*	2,902	18

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Biotechnology – 6.5% continued

Viridian Therapeutics, Inc.*	8,353	$137

Voyager Therapeutics, Inc.*	10,460	28

Windtree Therapeutics, Inc.*	14,087	29

X4 Pharmaceuticals, Inc.*	11,418	60

XBiotech, Inc.	6,970	90

Xencor, Inc.*	9,113	298

Xenon Pharmaceuticals, Inc.*	8,453	129

XOMA Corp.*	8,660	214

ZIOPHARM Oncology, Inc.*	35,332	64

Zymeworks, Inc.*	7,795	226

		34,938

Building Products – 1.1%

AAON, Inc.	8,514	556

American Woodmark Corp.*	2,921	191

Apogee Enterprises, Inc.	6,986	264

Caesarstone Ltd.	6,170	77

Cornerstone Building Brands, Inc.*	262	4

CSW Industrials, Inc.	2,694	344

Gibraltar Industries, Inc.*	7,085	493

Griffon Corp.	10,835	266

Insteel Industries, Inc.	6,120	233

JELD-WEN Holding, Inc.*	13,490	338

Masonite International Corp.*	5,388	572

PGT Innovations, Inc.*	13,897	265

Quanex Building Products Corp.	6,083	130

Resideo Technologies, Inc.*	24,925	618

Simpson Manufacturing Co., Inc.	8,935	956

UFP Industries, Inc.	12,705	864

		6,171

Capital Markets – 1.8%

Apollo Investment Corp.	12,526	162

Artisan Partners Asset Management, Inc., Class A	8,711	426

Associated Capital Group, Inc., Class A	2,828	106

B. Riley Financial, Inc.	1,727	102

BGC Partners, Inc., Class A	52,979	276

Blucora, Inc.*	9,414	147

Brookfield Asset Management, Inc., Class A	1,436	77

Cohen & Steers, Inc.	5,578	467

Cowen, Inc., Class A	291	10

Diamond Hill Investment Group, Inc.	948	167

Donnelley Financial Solutions, Inc.(2) *	1	—

Evercore, Inc., Class A	6,870	918

See Notes to the Financial Statements.

EQUITY FUNDS	158	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Capital Markets – 1.8% continued

Federated Hermes, Inc.	17,133	$557

Freedom Holding Corp.*	5,339	335

FS K.K.R Capital Corp.	20,488	452

GAMCO Investors, Inc., Class A	5,069	134

Hamilton Lane, Inc., Class A	5,432	461

Hercules Capital, Inc.	22,011	366

Houlihan Lokey, Inc.	8,060	742

Main Street Capital Corp.	10,963	451

Moelis & Co., Class A	11,731	726

Piper Sandler Cos.	4,017	556

PJT Partners, Inc., Class A	4,546	360

Prospect Capital Corp.	51,627	398

Pzena Investment Management, Inc., Class A	4,621	45

Safeguard Scientifics, Inc.*	826	7

Saratoga Investment Corp.	4,223	121

Siebert Financial Corp.*	919	3

Sixth Street Specialty Lending, Inc.	10,111	225

StoneCastle Financial Corp.	3,639	80

StoneX Group, Inc.*	4,261	281

Victory Capital Holdings, Inc., Class A	12,435	435

Virtus Investment Partners, Inc.	1,187	368

Westwood Holdings Group, Inc.	496	9

WisdomTree Investments, Inc.	4,036	23

		9,993

Chemicals – 2.1%

Advanced Emissions Solutions, Inc.*	838	5

American Vanguard Corp.	4,002	60

Amyris, Inc.*	12,266	168

Avient Corp.	16,042	744

Balchem Corp.	6,581	955

Cabot Corp.	11,634	583

Chase Corp.	2,575	263

Element Solutions, Inc.	33,466	726

Ferro Corp.*	12,102	246

FutureFuel Corp.	7,054	50

GCP Applied Technologies, Inc.*	9,787	215

H.B. Fuller Co.	13,178	851

Hawkins, Inc.	8,250	288

Ingevity Corp.*	8,478	605

Innospec, Inc.	4,935	416

Koppers Holdings, Inc.*	8,542	267

Kraton Corp.*	4,954	226

Kronos Worldwide, Inc.	700	9

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Chemicals – 2.1% continued

Livent Corp.*	29,213	$675

LSB Industries, Inc.(2) *	19	—

Minerals Technologies, Inc.	7,839	547

Orion Engineered Carbons S.A.*	8,740	159

Quaker Chemical Corp.	3,960	941

Sensient Technologies Corp.	9,158	834

Stepan Co.	4,987	563

Tredegar Corp.	6,521	79

Trinseo S.A.	10,424	563

Tronox Holdings PLC, Class A	6,756	167

		11,205

Commercial Services & Supplies – 1.8%

ABM Industries, Inc.	12,892	580

ACCO Brands Corp.	20,762	178

Brady Corp., Class A	10,478	531

Brink’s (The) Co.	9,921	628

Casella Waste Systems, Inc., Class A*	8,947	679

CECO Environmental Corp.*	206	1

Cimpress PLC*	5,283	459

CompX International, Inc.(2)	1	—

CoreCivic, Inc.*	22,505	200

Covanta Holding Corp.	22,807	459

Deluxe Corp.	7,361	264

Ennis, Inc.	4,775	90

Healthcare Services Group, Inc.	15,610	390

Heritage-Crystal Clean, Inc.*	508	15

Herman Miller, Inc.	16,542	623

HNI Corp.	8,343	306

Interface, Inc.	9,636	146

KAR Auction Services, Inc.*	26,692	438

Kimball International, Inc., Class B	3,682	41

Matthews International Corp., Class A	5,352	186

NL Industries, Inc.	100	1

Pitney Bowes, Inc.	29,108	210

Quad/Graphics, Inc.*	254	1

R.R. Donnelley & Sons Co.(2) *	1	—

SP Plus Corp.*	4,529	139

Steelcase, Inc., Class A	17,115	217

Team, Inc.*	483	2

Tetra Tech, Inc.	11,596	1,732

UniFirst Corp.	3,033	645

Viad Corp.*	4,561	207

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	159	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Commercial Services & Supplies – 1.8% continued

Virco Mfg. Corp.*	1,676	$6

VSE Corp.	4,716	227

		9,601

Communications Equipment – 1.0%

ADTRAN, Inc.	9,824	184

Applied Optoelectronics, Inc.*	5,804	42

AudioCodes Ltd.	5,523	180

Aviat Networks, Inc.*	2,996	98

BK Technologies Corp.	1,835	5

CalAmp Corp.*	2,461	24

Calix, Inc.*	6,758	334

Clearfield, Inc.*	4,684	207

CommScope Holding Co., Inc.*	37,663	512

Comtech Telecommunications Corp.	7,170	184

Digi International, Inc.*	9,001	189

EMCORE Corp.*	12,695	95

Extreme Networks, Inc.*	13,970	138

Harmonic, Inc.*	13,082	114

Infinera Corp.*	17,187	143

Inseego Corp.*	3,235	22

Ituran Location and Control Ltd.	4,071	103

KVH Industries, Inc.*	6,178	59

NETGEAR, Inc.*	5,981	191

NetScout Systems, Inc.*	14,721	397

PCTEL, Inc.*	14,020	87

Plantronics, Inc.*	6,954	179

Radware Ltd.*	7,520	254

Silicom Ltd.*	5,262	228

UTStarcom Holdings Corp.(2) *	1	—

Viasat, Inc.*	9,828	541

Viavi Solutions, Inc.*	40,274	634

		5,144

Construction & Engineering – 1.2%

API Group Corp.(4) *	31,157	634

Arcosa, Inc.	10,230	513

Argan, Inc.	4,104	179

Comfort Systems U.S.A., Inc.	10,092	720

Dycom Industries, Inc.*	5,758	410

EMCOR Group, Inc.	10,544	1,217

Fluor Corp.*	25,024	400

Granite Construction, Inc.	11,015	436

Great Lakes Dredge & Dock Corp.*	4,135	62

IES Holdings, Inc.*	1,476	68

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Construction & Engineering – 1.2% continued

Matrix Service Co.*	3,570	$37

MYR Group, Inc.*	3,319	330

Northwest Pipe Co.*	5,235	124

NV5 Global, Inc.*	2,756	272

Primoris Services Corp.	7,161	175

Sterling Construction Co., Inc.*	7,763	176

Tutor Perini Corp.*	2,067	27

WillScot Mobile Mini Holdings Corp.*	27,112	860

		6,640

Construction Materials – 0.2%

Summit Materials, Inc., Class A*	26,977	863

United States Lime & Minerals, Inc.	1,409	170

		1,033

Consumer Finance – 0.9%

Curo Group Holdings Corp.	193	3

Encore Capital Group, Inc.*	7,077	349

Enova International, Inc.*	5,073	175

EZCORP, Inc., Class A*	2,900	22

FirstCash, Inc.	8,309	727

Green Dot Corp., Class A*	11,622	585

LendingClub Corp.*	9,389	265

Navient Corp.	34,846	688

Nelnet, Inc., Class A	7,037	558

PRA Group, Inc.*	10,543	444

PROG Holdings, Inc.*	14,922	627

Regional Management Corp.	300	17

World Acceptance Corp.*	1,716	325

		4,785

Containers & Packaging – 0.3%

Greif, Inc., Class A	5,079	328

Myers Industries, Inc.	3,648	71

O-I Glass, Inc.*	23,511	336

Silgan Holdings, Inc.	11,649	447

UFP Technologies, Inc.*	3,815	235

		1,417

Distributors – 0.0%

Weyco Group, Inc.	3,226	73

Diversified Consumer Services – 0.8%

2U, Inc.*	11,932	401

Adtalem Global Education, Inc.*	13,235	500

Afya Ltd., Class A*	17,646	348

American Public Education, Inc.*	5,334	137

Graham Holdings Co., Class B	960	566

See Notes to the Financial Statements.

EQUITY FUNDS	160	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Diversified Consumer Services – 0.8% continued

Grand Canyon Education, Inc.*	7,690	$676

Houghton Mifflin Harcourt Co.*	20,066	270

Laureate Education, Inc., Class A*	20,753	353

Perdoceo Education Corp.*	9,982	105

Regis Corp.*	9,036	31

Strategic Education, Inc.	4,401	310

Stride, Inc.*	6,608	238

WW International, Inc.*	7,993	146

Zovio, Inc.(2) *	16	—

		4,081

Diversified Financial Services – 0.2%

A-Mark Precious Metals, Inc.	5,101	306

Banco Latinoamericano de Comercio

Exterior S.A., Class E	7,766	136

California First Leasing Corp.	1,558	28

Cannae Holdings, Inc.*	13,391	417

		887

Diversified Telecommunication Services – 0.5%

Anterix, Inc.*	5,005	304

ATN International, Inc.	2,889	135

Bandwidth, Inc., Class A*	3,251	294

Cogent Communications Holdings, Inc.	7,953	563

Consolidated Communications

Holdings, Inc.*	12,083	111

IDT Corp., Class B*	5,201	218

Iridium Communications, Inc.*	21,876	872

Liberty Latin America Ltd., Class C*	16,292	214

LICT Corp.*	6	146

		2,857

Electric Utilities – 0.7%

ALLETE, Inc.	12,644	753

MGE Energy, Inc.	8,837	649

Otter Tail Corp.	10,738	601

PNM Resources, Inc.	15,192	752

Portland General Electric Co.	19,584	920

		3,675

Electrical Equipment – 0.7%

Allied Motion Technologies, Inc.	4,380	137

Atkore, Inc.*	9,262	805

AZZ, Inc.	4,963	264

Encore Wire Corp.	4,096	388

EnerSys	8,340	621

GrafTech International Ltd.	29,433	304

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Electrical Equipment – 0.7% continued

Powell Industries, Inc.	4,638	$114

Preformed Line Products Co.	1,994	130

Thermon Group Holdings, Inc.*	3,319	57

TPI Composites, Inc.*	6,099	206

Ultralife Corp.*	846	6

Vicor Corp.*	6,126	822

		3,854

Electronic Equipment, Instruments & Components – 2.4%

Advanced Energy Industries, Inc.	6,971	612

Arlo Technologies, Inc.*	3,150	20

Avnet, Inc.	15,777	583

Badger Meter, Inc.	5,704	577

Bel Fuse, Inc., Class B	2,854	35

Belden, Inc.	7,441	434

Benchmark Electronics, Inc.	9,244	247

CTS Corp.	5,143	159

Daktronics, Inc.*	2,559	14

ePlus, Inc.*	5,144	528

Fabrinet*	8,222	843

FARO Technologies, Inc.*	3,753	247

Frequency Electronics, Inc.*	6,758	70

Hollysys Automation Technologies Ltd.	9,246	191

II-VI, Inc.*	16,595	985

Insight Enterprises, Inc.*	9,112	821

Itron, Inc.*	8,857	670

Kimball Electronics, Inc.*	5,368	138

Knowles Corp.*	14,968	281

Methode Electronics, Inc.	7,243	305

nLight, Inc.*	11,607	327

Novanta, Inc.*	7,154	1,105

OSI Systems,Inc.*	5,442	516

PAR Technology Corp.*	3,629	223

PC Connection, Inc.	6,667	294

Plexus Corp.*	6,246	558

Rogers Corp.*	3,630	677

Sanmina Corp.*	13,470	519

ScanSource, Inc.*	4,800	167

TTM Technologies, Inc.*	12,856	162

Vishay Intertechnology, Inc.	21,667	435

Vishay Precision Group, Inc.*	6,945	241

Wayside Technology Group, Inc.	5,770	156

		13,140

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	161	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Energy Equipment & Services – 0.8%

Bristow Group, Inc.*	2,268	$72

Cactus, Inc., Class A	11,256	425

ChampionX Corp.*	33,160	741

Dawson Geophysical Co.*	16,436	41

DMC Global, Inc.*	2,206	81

Dril-Quip, Inc.*	6,539	165

ENGlobal Corp.*	6,201	17

Exterran Corp.*	8,734	39

Geospace Technologies Corp.*	9,097	87

Gulf Island Fabrication, Inc.*	5,334	21

Helix Energy Solutions Group, Inc.*	38,160	148

Helmerich & Payne, Inc.	18,091	496

MIND Technology, Inc.*	3,700	7

Nabors Industries Ltd.*	1,858	179

Natural Gas Services Group, Inc.*	6,526	68

NexTier Oilfield Solutions, Inc.*	21,313	98

Oceaneering International, Inc.*	17,607	235

Patterson-UTI Energy, Inc.	41,605	374

ProPetro Holding Corp.*	5,315	46

RPC, Inc.*	7,973	39

Solaris Oilfield Infrastructure, Inc., Class A	7,129	59

TechnipFMC PLC*	74,113	558

TETRA Technologies, Inc.*	12,106	38

Tidewater, Inc.*	9,460	114

Transocean Ltd.*	100,322	380

U.S. Silica Holdings, Inc.*	9,033	72

		4,600

Entertainment – 0.3%

IMAX Corp.*	6,960	132

Liberty Media Corp.-Liberty Braves, Class C*	20,339	537

Lions Gate Entertainment Corp., Class A*	13,669	194

LiveXLive Media, Inc.*	5,784	17

Marcus (The) Corp.*	2,354	41

Reading International, Inc., Class A*	4,251	22

Sciplay Corp., Class A*	23,578	488

		1,431

Equity Real Estate Investment Trusts – 6.1%

Acadia Realty Trust	16,922	345

Agree Realty Corp.	10,445	692

Alexander & Baldwin, Inc.	12,703	298

Alexander’s, Inc.	675	176

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Equity Real Estate Investment Trusts – 6.1% continued

American Assets Trust, Inc.	8,841	$331

American Finance Trust, Inc.	19,848	160

Apple Hospitality REIT, Inc.	41,368	651

Armada Hoffler Properties, Inc.	5,384	72

Bluerock Residential Growth REIT, Inc.	9,023	115

Braemar Hotels & Resorts, Inc.*	4,823	23

Brandywine Realty Trust	32,903	442

Broadstone Net Lease, Inc.	23,865	592

BRT Apartments Corp.	3,060	59

CareTrust REIT, Inc.	18,591	378

CatchMark Timber Trust, Inc., Class A	14,836	176

Cedar Realty Trust, Inc.	8,497	184

Centerspace	2,005	189

Chatham Lodging Trust*	6,946	85

CIM Commercial Trust Corp.	934	8

City Office REIT, Inc.	14,297	255

Columbia Property Trust, Inc.	21,940	417

Community Healthcare Trust, Inc.	4,448	201

CorEnergy Infrastructure Trust, Inc.	1,462	6

CorePoint Lodging, Inc.*	12,266	190

Corporate Office Properties Trust	18,959	512

CTO Realty Growth, Inc.	3,955	213

DiamondRock Hospitality Co.*	43,889	415

DigitalBridge Group, Inc.*	88,195	532

Diversified Healthcare Trust	37,810	128

Easterly Government Properties, Inc.	13,897	287

EastGroup Properties, Inc.	7,544	1,257

Empire State Realty Trust, Inc., Class A	25,370	254

EPR Properties	12,463	615

Equity Commonwealth	19,755	513

Essential Properties Realty Trust, Inc.	16,583	463

Four Corners Property Trust, Inc.	15,463	415

Franklin Street Properties Corp.	16,025	74

GEO Group (The), Inc.	25,908	194

Getty Realty Corp.	7,316	214

Gladstone Commercial Corp.	7,214	152

Gladstone Land Corp.	15,568	354

Global Medical REIT, Inc.	9,766	144

Global Net Lease, Inc.	19,328	310

Healthcare Realty Trust, Inc.	28,169	839

Hersha Hospitality Trust*	8,591	80

Hudson Pacific Properties, Inc.	24,793	651

Independence Realty Trust, Inc.	17,068	347

Indus Realty Trust, Inc.	3,615	253

See Notes to the Financial Statements.

EQUITY FUNDS	162	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Equity Real Estate Investment Trusts – 6.1% continued

Industrial Logistics Properties Trust	11,002	$280

Innovative Industrial Properties, Inc.	3,331	770

iStar, Inc.	18,471	463

JBG SMITH Properties	20,948	620

Kimco Realty Corp.	33,614	698

Kite Realty Group Trust	15,911	324

Lexington Realty Trust	44,784	571

LTC Properties, Inc.	8,246	261

Macerich (The) Co.	27,878	466

Mack-Cali Realty Corp.*	14,792	253

Monmouth Real Estate Investment Corp.	19,393	362

National Health Investors, Inc.	8,281	443

National Storage Affiliates Trust	11,121	587

NexPoint Residential Trust, Inc.	3,894	241

One Liberty Properties, Inc.	6,319	193

Outfront Media, Inc.	28,323	714

Pebblebrook Hotel Trust	25,326	568

Pennsylvania Real Estate Investment Trust*	371	1

Physicians Realty Trust	37,247	656

Piedmont Office Realty Trust, Inc., Class A	23,603	411

Plymouth Industrial REIT, Inc.	5,859	133

PotlatchDeltic Corp.	12,820	661

Preferred Apartment Communities, Inc.	600	7

PS Business Parks, Inc.	4,010	629

Retail Opportunity Investments Corp.	21,774	379

Retail Properties of America, Inc., Class A	35,089	452

Retail Value, Inc.	3,173	84

RLJ Lodging Trust	34,226	509

RPT Realty	16,207	207

Sabra Health Care REIT, Inc.	40,271	593

Saul Centers, Inc.	2,379	105

Service Properties Trust	32,177	361

SITE Centers Corp.	22,978	355

Sotherly Hotels, Inc.*	2,334	6

STAG Industrial, Inc.	27,858	1,093

Summit Hotel Properties, Inc.*	13,482	130

Sunstone Hotel Investors, Inc.*	44,683	534

Tanger Factory Outlet Centers, Inc.	15,238	248

Terreno Realty Corp.	13,566	858

UMH Properties, Inc.	8,454	194

Urban Edge Properties	21,578	395

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Equity Real Estate Investment Trusts – 6.1% continued

Urstadt Biddle Properties, Inc., Class A	8,986	$170

Ventas, Inc.	2,432	134

Washington Real Estate Investment Trust	14,745	365

Whitestone REIT	10,730	105

		32,850

Food & Staples Retailing – 1.0%

Andersons (The), Inc.	4,166	128

BJ’s Wholesale Club Holdings, Inc.*	20,270	1,113

Chefs’ Warehouse (The), Inc.*	1,575	51

Grocery Outlet Holding Corp.*	14,584	315

Ingles Markets, Inc., Class A	5,769	381

Performance Food Group Co.*	28,644	1,331

PriceSmart, Inc.	4,320	335

Rite Aid Corp.*	8,565	122

SpartanNash Co.	7,251	159

Sprouts Farmers Market, Inc.*	25,358	587

United Natural Foods, Inc.*	7,327	355

Village Super Market, Inc., Class A	1,471	32

Weis Markets, Inc.	4,874	256

		5,165

Food Products – 1.2%

Adecoagro S.A.*	1,368	12

Alico, Inc.	6,440	221

B&G Foods, Inc.	13,863	414

Bridgford Foods Corp.*	3,905	47

Calavo Growers, Inc.	2,990	114

Cal-Maine Foods, Inc.	7,729	280

Farmer Bros. Co.*	6,412	54

Fresh Del Monte Produce, Inc.	4,310	139

Hain Celestial Group (The), Inc.*	14,054	601

Hostess Brands, Inc.*	25,018	435

J&J Snack Foods Corp.	3,505	536

John B. Sanfilippo & Son, Inc.	1,422	116

Lancaster Colony Corp.	4,081	689

Landec Corp.*	3,059	28

Sanderson Farms, Inc.	4,624	870

Seaboard Corp.	133	545

Seneca Foods Corp., Class A*	3,840	185

Simply Good Foods (The) Co.*	17,069	589

Tootsie Roll Industries, Inc.	10,913	332

TreeHouse Foods, Inc.*	8,618	344

		6,551

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	163	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Gas Utilities – 0.8%

Chesapeake Utilities Corp.	4,470	$537

New Jersey Resources Corp.	20,889	727

Northwest Natural Holding Co.	8,011	368

ONE Gas, Inc.	12,021	762

RGC Resources, Inc.	921	21

South Jersey Industries, Inc.	20,594	438

Southwest Gas Holdings, Inc.	12,123	811

Spire, Inc.	11,838	724

		4,388

Health Care Equipment & Supplies – 4.5%

Accelerate Diagnostics, Inc.*	10,517	61

Accuray, Inc.*	1,300	5

Alphatec Holdings, Inc.*	18,668	228

AngioDynamics, Inc.*	11,304	293

Apollo Endosurgery, Inc.*	48,090	436

Apyx Medical Corp.*	4,253	59

AtriCure, Inc.*	10,508	731

Atrion Corp.	263	183

Avanos Medical, Inc.*	12,640	394

Axogen, Inc.*	6,232	98

Axonics, Inc.*	8,126	529

Bellerophon Therapeutics, Inc.*	7,859	32

Beyond Air, Inc.*	14,828	165

BioLife Solutions, Inc.*	10,867	460

BioSig Technologies, Inc.*	9,491	28

Cardiovascular Systems, Inc.*	12,577	413

Cerus Corp.*	49,955	304

Chembio Diagnostics, Inc.*	13,839	35

CONMED Corp.	6,040	790

CryoLife, Inc.*	9,324	208

CryoPort, Inc.*	5,949	396

Cutera, Inc.*	7,818	364

Daxor Corp.(2) *	37	—

Electromed, Inc.*	5,043	55

Establishment Labs Holdings, Inc.*	5,022	359

FONAR Corp.*	9,642	149

Glaukos Corp.*	7,237	349

Haemonetics Corp.*	8,175	577

Heska Corp.*	4,138	1,070

ICU Medical, Inc.*	3,216	751

Inari Medical, Inc.*	5,495	446

Inmode Ltd.*	6,673	1,064

Inogen, Inc.*	2,735	118

Integer Holdings Corp.*	8,177	731

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Health Care Equipment & Supplies – 4.5% continued

Intersect ENT, Inc.*	11,872	$323

IntriCon Corp.*	13,185	239

Invacare Corp.*	14,461	69

iRadimed Corp.*	7,647	257

Kewaunee Scientific Corp.*	2,502	33

Lantheus Holdings, Inc.*	13,187	339

LeMaitre Vascular, Inc.	10,133	538

LENSAR, Inc.*	1,867	15

LivaNova PLC*	10,096	799

Meridian Bioscience, Inc.*	14,023	270

Merit Medical Systems, Inc.*	13,220	949

Mesa Laboratories, Inc.	817	247

Misonix, Inc.*	7,912	200

Natus Medical, Inc.*	6,973	175

Neogen Corp.*	20,612	895

Nevro Corp.*	5,629	655

NuVasive, Inc.*	9,445	565

OraSure Technologies, Inc.*	18,029	204

Orthofix Medical, Inc.*	6,523	249

OrthoPediatrics Corp.*	3,161	207

Pro-Dex, Inc.*	5,339	138

Pulse Biosciences, Inc.*	17,697	382

Retractable Technologies, Inc.*	17,052	188

Rockwell Medical, Inc.*	5,100	3

SeaSpine Holdings Corp.*	17,104	269

Semler Scientific, Inc.*	3,949	497

SI-BONE, Inc.*	6,604	141

Sientra, Inc.*	113	1

SmileDirectClub, Inc.*	21,260	113

Soliton, Inc.*	13,616	277

STAAR Surgical Co.*	8,673	1,115

STERIS PLC	1,966	402

Surgalign Holdings, Inc.*	4,038	4

Surmodics, Inc.*	5,429	302

Tactile Systems Technology, Inc.*	1,991	88

TransMedics Group, Inc.*	9,992	331

Utah Medical Products, Inc.	3,298	306

Vapotherm, Inc.*	3,263	73

Varex Imaging Corp.*	6,055	171

Zynex, Inc.*	8,968	102

		24,012

Health Care Providers & Services – 3.7%

1Life Healthcare, Inc.*	19,490	395

Acadia Healthcare Co., Inc.*	14,810	945

See Notes to the Financial Statements.

EQUITY FUNDS	164	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Health Care Providers & Services – 3.7% continued

Addus HomeCare Corp.*	4,020	$321

AMN Healthcare Services, Inc.*	10,115	1,161

Apollo Medical Holdings, Inc.*	9,758	888

Brookdale Senior Living, Inc.*	40,343	254

Cano Health, Inc.*	27,876	353

Capital Senior Living Corp.*	35	1

Castle Biosciences, Inc.*	2,669	177

Clover Health Investments Corp.*	66,876	494

Community Health Systems, Inc.*	20,815	244

CorVel Corp.*	5,123	954

Covetrus, Inc.*	21,408	388

Cross Country Healthcare, Inc.*	15,819	336

Cryo-Cell International, Inc.*	750	9

Ensign Group (The), Inc.	12,711	952

Enzo Biochem, Inc.*	7,284	26

Five Star Senior Living, Inc.*	3,314	15

Fulgent Genetics, Inc.*	6,228	560

Global Cord Blood Corp.*	6,346	30

Hanger, Inc.*	6,922	152

HealthEquity, Inc.*	12,814	830

Joint (The) Corp.*	3,837	376

LHC Group, Inc.*	5,763	904

Magellan Health, Inc.*	6,644	628

ModivCare, Inc.*	3,434	624

National HealthCare Corp.	4,345	304

National Research Corp.	3,538	149

Ontrak, Inc.*	6,150	62

Option Care Health, Inc.*	20,876	506

Owens & Minor, Inc.	10,071	315

Patterson Cos., Inc.	23,245	701

Pennant Group (The), Inc.*	5,367	151

PetIQ, Inc.*	7,148	178

Premier, Inc., Class A	12,313	477

Progyny, Inc.*	10,474	587

R1 RCM, Inc.*	20,406	449

RadNet, Inc.*	9,282	272

Select Medical Holdings Corp.	24,358	881

Surgery Partners, Inc.*	12,793	542

Tenet Healthcare Corp.*	20,533	1,364

Tivity Health, Inc.*	10,251	236

Triple-S Management Corp.*	10,601	375

U.S. Physical Therapy, Inc.	3,436	380

		19,946

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Health Care Technology – 1.2%

Allscripts Healthcare Solutions, Inc.*	36,281	$485

American Well Corp., Class A*	32,483	296

CareCloud, Inc.*	13,493	103

Computer Programs and Systems, Inc.*	9,221	327

Evolent Health, Inc., Class A*	20,075	622

HealthStream, Inc.*	4,785	137

Inovalon Holdings, Inc., Class A*	13,821	557

Inspire Medical Systems, Inc.*	4,189	976

Multiplan Corp.*	64,732	364

NextGen Healthcare, Inc.*	11,447	161

Omnicell, Inc.*	9,374	1,391

OptimizeRx Corp.*	5,220	447

Phreesia, Inc.*	2,473	153

Simulations Plus, Inc.	4,666	184

Tabula Rasa HealthCare, Inc.*	4,153	109

Vocera Communications, Inc.*	6,863	314

		6,626

Hotels, Restaurants & Leisure – 2.0%

Arcos Dorados Holdings, Inc., Class A*	37,841	194

BBQ Holdings, Inc.*	174	3

Biglari Holdings, Inc., Class B*	860	148

BJ’s Restaurants, Inc.*	5,545	232

Brinker International, Inc.*	5,700	280

Carrols Restaurant Group, Inc.	300	1

Chuy’s Holdings, Inc.*	2,743	87

Cracker Barrel Old Country Store, Inc.	5,094	712

Dave & Buster’s Entertainment, Inc.*	10,795	414

Denny’s Corp.*	15,386	251

Despegar.com Corp.*	7,242	87

Dine Brands Global, Inc.*	2,219	180

Drive Shack, Inc.*	8,625	24

El Pollo Loco Holdings, Inc.(2) *	15	—

Everi Holdings, Inc.*	12,087	292

Fiesta Restaurant Group, Inc.*	1,335	15

Golden Entertainment, Inc.*	1,684	83

Hilton Grand Vacations, Inc.*	14,752	702

International Game Technology PLC*	15,517	408

Jack in the Box, Inc.	4,405	429

Monarch Casino & Resort, Inc.*	932	62

Nathan’s Famous, Inc.	1,507	92

Papa John’s International, Inc.	5,135	652

Red Robin Gourmet Burgers, Inc.*	4,400	101

Red Rock Resorts, Inc., Class A*	12,296	630

Ruth’s Hospitality Group, Inc.*	3,046	63

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	165	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Hotels, Restaurants & Leisure – 2.0% continued

Scientific Games Corp.*	16,135	$1,340

Shake Shack, Inc., Class A*	4,879	383

Texas Roadhouse, Inc.	13,167	1,203

Town Sports International Holdings, Inc.(2)*	2,621	—

Travel + Leisure Co.	15,550	848

Wingstop, Inc.	5,688	932

		10,848

Household Durables – 1.7%

Beazer Homes U.S.A., Inc.*	5,187	89

Cavco Industries, Inc.*	1,953	462

Century Communities, Inc.	3,721	229

Ethan Allen Interiors, Inc.	4,433	105

Flexsteel Industries, Inc.	4,687	145

GoPro, Inc., Class A*	15,619	146

Hamilton Beach Brands Holding Co., Class A	2,899	45

Helen of Troy Ltd.*	4,955	1,113

Hooker Furnishings Corp.	1,660	45

Installed Building Products, Inc.	4,791	513

iRobot Corp.*	5,884	462

KB Home	16,240	632

La-Z-Boy, Inc.	9,887	319

LGI Homes, Inc.*	4,276	607

Lifetime Brands, Inc.	587	11

M/I Homes, Inc.*	4,233	245

MDC Holdings, Inc.	11,995	560

Meritage Homes Corp.*	6,707	651

Nobility Homes, Inc.	876	29

Skyline Champion Corp.*	10,583	636

Sonos, Inc.*	17,546	568

Taylor Morrison Home Corp.*	24,700	637

Tri Pointe Homes, Inc.*	23,744	499

Universal Electronics, Inc.*	3,746	184

VOXX International Corp.*	1,446	17

		8,949

Household Products – 0.5%

Central Garden & Pet Co.*	200	10

Central Garden & Pet Co., Class A*	7,970	343

Energizer Holdings, Inc.	11,269	440

Oil-Dri Corp. of America	3,095	108

Spectrum Brands Holdings, Inc.	9,998	957

WD-40 Co.	2,758	638

		2,496

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Independent Power & Renewable Electricity Producers – 0.3%

Atlantica Sustainable Infrastructure PLC	19,357	$668

Brookfield Renewable Corp., Class A	8,309	322

Clearway Energy, Inc., Class A	1,131	32

Clearway Energy, Inc., Class C	17,743	537

		1,559

Industrial Conglomerates – 0.1%

Raven Industries, Inc.*	7,461	430

Insurance – 1.9%

Ambac Financial Group, Inc.*	8,441	121

American Equity Investment Life Holding Co.	21,966	650

AMERISAFE, Inc.	3,533	198

Argo Group International Holdings Ltd.	9,753	509

Assured Guaranty Ltd.	10,739	503

Atlantic American Corp.	6,792	28

Brighthouse Financial, Inc.*	12,728	576

Citizens, Inc.*	6,196	38

CNO Financial Group, Inc.	40,830	961

Donegal Group, Inc., Class A	5,400	78

Employers Holdings, Inc.	9,617	380

Enstar Group Ltd.*	1,757	412

Fidelity National Financial, Inc.	1,707	77

Genworth Financial, Inc., Class A*	70,088	263

Greenlight Capital Re Ltd., Class A*	14,699	109

Independence Holding Co.	4,586	227

Investors Title Co.	692	126

Kansas City Life Insurance Co.	1,868	78

Kinsale Capital Group, Inc.	3,907	632

MBIA, Inc.*	19,856	255

Mercury General Corp.	4,489	250

National Western Life Group, Inc., Class A	957	202

Palomar Holdings, Inc.*	3,708	300

ProAssurance Corp.	13,273	316

RLI Corp.	8,246	827

Safety Insurance Group, Inc.	2,567	203

Selective Insurance Group, Inc.	11,377	859

SiriusPoint Ltd.*	15,911	147

SiriusPoint Ltd. (OTC US Exchange)*	463	3

State Auto Financial Corp.	4,840	247

Stewart Information Services Corp.	3,179	201

United Fire Group, Inc.	4,671	108

See Notes to the Financial Statements.

EQUITY FUNDS	166	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Insurance – 1.9% continued

Universal Insurance Holdings, Inc.	4,946	$65

White Mountains Insurance Group Ltd.	157	168

		10,117

Interactive Media & Services – 0.3%

Cargurus, Inc.*	16,036	504

Cars.com, Inc.*	6,293	80

EverQuote, Inc., Class A*	4,662	87

Liberty TripAdvisor Holdings, Inc., Class A*	6,201	19

QuinStreet, Inc.*	17,418	306

Travelzoo*	5,357	62

Yelp, Inc.*	16,153	601

		1,659

Internet & Direct Marketing Retail – 0.5%

1-800-Flowers.com, Inc., Class A*	8,770	268

Liquidity Services, Inc.*	5,236	113

Overstock.com, Inc.*	4,821	376

PetMed Express, Inc.	4,787	129

Quotient Technology, Inc.*	6,947	40

Revolve Group, Inc.*	12,198	753

Shutterstock, Inc.	1,341	152

Stamps.com, Inc.*	3,209	1,058

		2,889

IT Services – 1.3%

Actua Corp.(3) *	8,828	—

BM Technologies, Inc.*	1,134	10

Brightcove, Inc.*	9,262	107

Cass Information Systems, Inc.	3,083	129

Computer Services, Inc.	4,050	239

Computer Task Group, Inc.*	140	1

Conduent, Inc.*	28,170	186

CSG Systems International, Inc.	7,734	373

EVERTEC, Inc.	11,695	535

Evo Payments, Inc., Class A*	7,818	185

ExlService Holdings, Inc.*	6,300	776

GTT Communications, Inc.*	16,079	3

Hackett Group (The), Inc.	10,003	196

I3 Verticals, Inc., Class A*	4,071	99

Information Services Group, Inc.	11,023	79

LiveRamp Holdings, Inc.*	10,341	488

Maximus, Inc.	15,859	1,319

Perficient, Inc.*	8,149	943

StarTek, Inc.*	835	5

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

IT Services – 1.3% continued

Switch, Inc., Class A	6,344	$161

TTEC Holdings, Inc.	4,282	400

Tucows, Inc., Class A*	1,705	135

Unisys Corp.*	4,568	115

Verra Mobility Corp.*	25,950	391

		6,875

Leisure Products – 0.5%

Acushnet Holdings Corp.	6,673	312

American Outdoor Brands, Inc.*	2,656	65

Callaway Golf Co.*	16,842	465

Clarus Corp.	5,413	139

Escalade, Inc.	5,211	99

Johnson Outdoors, Inc., Class A	3,349	354

Malibu Boats, Inc., Class A*	4,004	280

Marine Products Corp.	7,809	98

Smith & Wesson Brands, Inc.	10,621	220

Sturm Ruger & Co., Inc.	2,776	205

Vista Outdoor, Inc.*	6,951	280

		2,517

Life Sciences Tools & Services – 0.7%

Champions Oncology, Inc.*	4,406	45

Codexis, Inc.*	10,004	233

Fluidigm Corp.*	16,180	107

Harvard Bioscience, Inc.*	17,208	120

Medpace Holdings, Inc.*	5,623	1,064

NeoGenomics, Inc.*	20,087	969

Pacific Biosciences of California, Inc.*	23,942	612

Personalis, Inc.*	7,563	145

Quanterix Corp.*	7,518	374

		3,669

Machinery – 3.9%

Alamo Group, Inc.	2,352	328

Albany International Corp., Class A	6,461	497

Altra Industrial Motion Corp.	14,397	797

Astec Industries, Inc.	5,770	311

Barnes Group, Inc.	11,794	492

Chart Industries, Inc.*	8,786	1,679

CIRCOR International, Inc.*	2,467	81

Columbus McKinnon Corp.	3,276	158

Conrad Industries, Inc.*	100	2

Douglas Dynamics, Inc.	4,546	165

Eastern (The) Co.	1,665	42

Enerpac Tool Group Corp.	12,541	260

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	167	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Machinery – 3.9% continued

EnPro Industries, Inc.	4,031	$351

ESCO Technologies, Inc.	5,707	440

Evoqua Water Technologies Corp.*	14,958	562

Federal Signal Corp.	16,085	621

Franklin Electric Co., Inc.	9,583	765

Gorman-Rupp (The) Co.	6,591	236

Graham Corp.	2,512	31

Greenbrier (The) Cos., Inc.	5,159	222

Helios Technologies, Inc.	4,001	329

Hillenbrand, Inc.	14,638	624

Hurco Cos., Inc.	1,123	36

Hyster-Yale Materials Handling, Inc.	2,391	120

John Bean Technologies Corp.	6,139	863

Kadant, Inc.	1,968	402

Kennametal, Inc.	17,894	613

L.B. Foster Co., Class A*	1,584	25

Lindsay Corp.	2,080	316

Lydall, Inc.*	148	9

Meritor, Inc.*	17,189	366

Miller Industries, Inc.	3,185	108

Mueller Industries, Inc.	11,880	488

Mueller Water Products, Inc., Class A	34,105	519

Omega Flex, Inc.	1,628	232

Proto Labs, Inc.*	5,696	379

RBC Bearings, Inc.*	4,972	1,055

Rexnord Corp.	21,363	1,373

Shyft Group (The), Inc.	3,505	133

SPX Corp.*	10,850	580

SPX FLOW, Inc.	10,114	739

Standex International Corp.	4,170	413

Taylor Devices, Inc.*	1,662	19

Tennant Co.	4,016	297

Terex Corp.	11,376	479

Titan International, Inc.*	11,906	85

TriMas Corp.*	9,908	321

Trinity Industries, Inc.	19,172	521

Twin Disc, Inc.*	356	4

Wabash National Corp.	6,758	102

Watts Water Technologies, Inc., Class A	6,124	1,029

Welbilt, Inc.*	21,182	492

		21,111

Marine – 0.6%

Atlas Corp.	45,080	684

Danaos Corp.	3,686	302

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Marine – 0.6% continued

Golden Ocean Group Ltd.	21,714	$234

Kirby Corp.*	10,341	496

Matson, Inc.	10,504	848

Star Bulk Carriers Corp.	17,978	432

		2,996

Media – 1.1%

AMC Networks, Inc., Class A*	7,970	371

Boston Omaha Corp., Class A(2) *	1	—

comScore, Inc.*	11,616	45

Cumulus Media, Inc., Class A*	300	4

Daily Journal Corp.*	332	106

EW Scripps (The) Co., Class A	9,722	176

Gannett Co., Inc.*	12,191	81

Gray Television, Inc.	23,772	542

iHeartMedia, Inc., Class A*	18,296	458

John Wiley & Sons, Inc., Class A	9,645	504

Loral Space & Communications, Inc.	654	28

Magnite, Inc.*	12,159	340

Marchex, Inc., Class B*	179	1

Meredith Corp.*	10,156	566

Nexstar Media Group, Inc., Class A	6,603	1,003

Saga Communications, Inc., Class A	1,396	32

Scholastic Corp.	7,170	256

Sinclair Broadcast Group, Inc., Class A	11,464	363

TechTarget, Inc.*	4,387	362

TEGNA, Inc.	41,593	820

		6,058

Metals & Mining – 1.2%

Allegheny Technologies, Inc.*	32,683	544

Alpha Metallurgical Resources, Inc.*	4,298	214

Arconic Corp.*	19,490	615

Carpenter Technology Corp.	11,479	376

Coeur Mining, Inc.*	48,365	298

Commercial Metals Co.	23,737	723

Compass Minerals International, Inc.	8,874	571

Constellium S.E.*	27,720	521

Ferroglobe PLC*	22,656	197

Ferroglobe Representation & Warranty Insurance Trust(3) *	9,916	—

Fortitude Gold Corp.	2,348	16

Gold Resource Corp.	8,089	13

Haynes International, Inc.	2,371	88

Hecla Mining Co.	66,955	368

Kaiser Aluminum Corp.	3,022	329

See Notes to the Financial Statements.

EQUITY FUNDS	168	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Metals & Mining – 1.2% continued

Materion Corp.	7,084	$486

McEwen Mining, Inc.*	23,720	25

Nexa Resources S.A.	22,291	169

Olympic Steel, Inc.	3,230	79

Schnitzer Steel Industries, Inc., Class A	2,938	129

Synalloy Corp.*	100	1

Universal Stainless & Alloy Products, Inc.*	1,504	16

Warrior Met Coal, Inc.	12,211	284

Worthington Industries, Inc.	12,528	660

		6,722

Mortgage Real Estate Investment Trusts – 1.0%

ACRES Commercial Realty Corp.*	136	2

Apollo Commercial Real Estate Finance, Inc.	33,215	493

Arbor Realty Trust, Inc.	25,986	481

Arlington Asset Investment Corp., Class A (2)*	10	—

ARMOUR Residential REIT, Inc.	7,473	81

Blackstone Mortgage Trust, Inc., Class A	25,462	772

BrightSpire Capital, Inc.	11,919	112

Capstead Mortgage Corp.	26,855	180

Chimera Investment Corp.	34,994	520

Dynex Capital, Inc.	3,644	63

Ellington Residential Mortgage REIT	540	6

Granite Point Mortgage Trust, Inc.	6,103	80

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	13,821	739

Invesco Mortgage Capital, Inc.	23,185	73

Ladder Capital Corp.	27,383	303

New Residential Investment Corp.	63,772	701

New York Mortgage Trust, Inc.	46,078	196

Ready Capital Corp.	4,562	66

Redwood Trust, Inc.	11,649	150

Two Harbors Investment Corp.	34,195	217

Western Asset Mortgage Capital Corp.	1,107	3

		5,238

Multiline Retail – 0.4%

Big Lots, Inc.	8,945	388

Dillard’s, Inc., Class A	1,538	265

Macy’s, Inc.	57,623	1,302

		1,955

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Multi-Utilities – 0.3%

Avista Corp.	13,954	$546

NorthWestern Corp.	11,879	681

Unitil Corp.	3,654	156

		1,383

Oil, Gas & Consumable Fuels – 2.9%

Adams Resources & Energy, Inc.	4,747	144

Alto Ingredients, Inc.*	9,940	49

Antero Resources Corp.*	31,288	588

Arch Resources, Inc.*	2,367	220

Ardmore Shipping Corp.*	23,527	98

Bonanza Creek Energy, Inc.	2,275	109

California Resources Corp.*	13,789	565

Callon Petroleum Co.*	4,557	224

Chesapeake Energy Corp.	16,175	996

Clean Energy Fuels Corp.*	14,369	117

CNX Resources Corp.*	27,300	344

Comstock Resources, Inc.*	9,230	96

CONSOL Energy, Inc.*	5,414	141

Contango Oil & Gas Co.*	11,023	50

CVR Energy, Inc.	7,398	123

Delek U.S. Holdings, Inc.*	12,219	220

Denbury, Inc.*	8,220	577

DHT Holdings, Inc.	35,919	235

Diamondback Energy, Inc.	1,460	138

Dorian LPG Ltd.	1,334	17

Earthstone Energy, Inc., Class A*	13,429	124

Equitrans Midstream Corp.	66,784	677

Evolution Petroleum Corp.	17,822	101

Frontline Ltd.*	29,617	277

Golar LNG Ltd.*	22,893	297

Goodrich Petroleum Corp.*	1,100	26

Green Plains, Inc.*	15,960	521

Hallador Energy Co.*	12,397	37

International Seaways, Inc.	10,211	186

Kosmos Energy Ltd.*	67,263	199

Laredo Petroleum, Inc.*	706	57

Magnolia Oil & Gas Corp., Class A	22,804	406

Matador Resources Co.	18,031	686

Murphy Oil Corp.	25,060	626

NACCO Industries, Inc., Class A	2,782	83

Navigator Holdings Ltd.*	15,734	140

Navios Maritime Acquisition Corp.	600	2

Nordic American Tankers Ltd.	13,985	36

Northern Oil and Gas, Inc.	3,671	79

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	169	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Oil, Gas & Consumable Fuels – 2.9% continued

Overseas Shipholding Group, Inc., Class A*	8,366	$17

Ovintiv, Inc.	42,486	1,397

Par Pacific Holdings, Inc.*	304	5

PBF Energy, Inc., Class A*	16,608	215

PDC Energy, Inc.	14,246	675

Peabody Energy Corp.*	5,607	83

Penn Virginia Corp.*	5,205	139

PrimeEnergy Resources Corp.*	1,558	94

Range Resources Corp.*	36,773	832

REX American Resources Corp.*	4,001	320

Riviera Resources, Inc.(5) *	6,246	2

Scorpio Tankers, Inc.	12,831	238

SFL Corp. Ltd.	20,985	176

SM Energy Co.	14,056	371

Southwestern Energy Co.*	109,090	604

Teekay Corp.*	6,791	25

Teekay Tankers Ltd., Class A*	1,000	15

Uranium Energy Corp.*	4,700	14

VAALCO Energy, Inc.*	15,452	45

Voc Energy Trust	2,500	11

Whiting Petroleum Corp.*	6,497	379

World Fuel Services Corp.	12,628	425

		15,693

Paper & Forest Products – 0.3%

Clearwater Paper Corp.*	3,700	142

Domtar Corp.*	11,623	634

Glatfelter Corp.	7,954	112

Neenah, Inc.	5,006	233

Resolute Forest Products, Inc.	12,015	143

Schweitzer-Mauduit International, Inc.	9,250	320

Verso Corp., Class A	8,126	169

		1,753

Personal Products – 0.4%

Edgewell Personal Care Co.	11,083	402

Inter Parfums, Inc.	3,670	274

Mannatech, Inc.	3,951	129

Medifast, Inc.	3,802	732

Natural Alternatives International, Inc.*	729	10

Nature’s Sunshine Products, Inc.	3,623	53

Nu Skin Enterprises, Inc., Class A	13,780	558

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Personal Products – 0.4% continued

United-Guardian, Inc.	502	$7

USANA Health Sciences, Inc.*	2,359	218

		2,383

Pharmaceuticals – 1.5%

Aerie Pharmaceuticals, Inc.*	6,793	77

Amneal Pharmaceuticals, Inc.*	35,482	189

Amphastar Pharmaceuticals, Inc.*	12,766	243

ANI Pharmaceuticals, Inc.*	3,586	118

Arvinas, Inc.*	279	23

ATAI Life Sciences N.V.*	25,330	375

Atea Pharmaceuticals, Inc.*	10,454	366

Baudax Bio, Inc.*	5,890	3

BioDelivery Sciences International, Inc.*	2,711	10

Cara Therapeutics, Inc.*	10,431	161

Cassava Sciences, Inc.*	1,169	73

Collegium Pharmaceutical, Inc.*	15,797	312

Corcept Therapeutics, Inc.*	29,900	588

CorMedix, Inc.*	3,180	15

Cumberland Pharmaceuticals, Inc.*	232	1

Eloxx Pharmaceuticals, Inc.*	700	1

Endo International PLC*	34,020	110

Evofem Biosciences, Inc.*	2,852	2

Fulcrum Therapeutics, Inc.*	5,339	151

Harrow Health, Inc.*	16,905	154

Innoviva, Inc.*	27,378	457

Intra-Cellular Therapies, Inc.*	13,370	498

Kala Pharmaceuticals, Inc.*	7,415	19

Kaleido Biosciences, Inc.*	14,235	78

Lannett Co., Inc.*	16,617	50

Mallinckrodt PLC*	9,730	2

Nektar Therapeutics*	28,948	520

Ocular Therapeutix, Inc.*	395	4

Omeros Corp.*	15,724	217

Opiant Pharmaceuticals, Inc.*	10,056	259

Optinose, Inc.*	249	1

Oramed Pharmaceuticals, Inc.*	471	10

Otonomy, Inc.*	400	1

Pacira BioSciences, Inc.*	11,513	645

Paratek Pharmaceuticals, Inc.*	11,893	58

Phibro Animal Health Corp., Class A	9,579	206

Prestige Consumer Healthcare, Inc.*	12,374	694

Provention Bio, Inc.*	8,304	53

Relmada Therapeutics, Inc.*	2,076	54

See Notes to the Financial Statements.

EQUITY FUNDS	170	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Pharmaceuticals – 1.5% continued

Satsuma Pharmaceuticals, Inc.*	3,331	$16

scPharmaceuticals, Inc.*	12,604	84

Supernus Pharmaceuticals, Inc.*	9,929	265

Taro Pharmaceutical Industries Ltd.*	7,637	486

Verrica Pharmaceuticals, Inc.*	8,008	100

WaVe Life Sciences Ltd.*	5,323	26

Zynerba Pharmaceuticals, Inc.*	16,629	70

		7,845

Professional Services – 2.1%

ASGN, Inc.*	9,944	1,125

Barrett Business Services, Inc.	3,801	290

CBIZ, Inc.*	23,219	751

CRA International, Inc.	3,941	391

Exponent, Inc.	11,676	1,321

Forrester Research, Inc.*	6,452	318

Franklin Covey Co.*	4,919	201

FTI Consulting, Inc.*	6,970	939

GP Strategies Corp.*	1,059	22

Heidrick & Struggles International, Inc.	6,566	293

Huron Consulting Group, Inc.*	3,844	200

ICF International, Inc.	3,832	342

Insperity, Inc.	7,588	840

KBR, Inc.	25,836	1,018

Kelly Services, Inc., Class A	4,941	93

Kforce, Inc.	6,914	412

Korn Ferry	11,258	815

ManTech International Corp., Class A	6,053	460

Mistras Group, Inc.*	1,067	11

Resources Connection, Inc.	7,843	124

TrueBlue, Inc.*	7,431	201

Upwork, Inc.*	19,129	861

Where Food Comes From, Inc.	275	4

Willdan Group, Inc.*	2,920	104

		11,136

Real Estate Management & Development – 0.5%

Altisource Asset Management Corp.*	512	11

American Realty Investors, Inc.*	1,744	23

Cushman & Wakefield PLC*	21,459	399

eXp World Holdings, Inc.	10,474	416

Forestar Group, Inc.*	10,712	199

FRP Holdings, Inc.*	1,132	63

Kennedy-Wilson Holdings, Inc.	20,535	430

Newmark Group, Inc., Class A	22,904	328

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Real Estate Management & Development – 0.5% continued

Rafael Holdings, Inc., Class B*	5,779	$178

RE/MAX Holdings, Inc., Class A	6,062	189

Realogy Holdings Corp.*	12,654	222

RMR Group (The), Inc., Class A	81	3

Stratus Properties, Inc.*	114	4

Tejon Ranch Co.*	8,144	145

Transcontinental Realty Investors, Inc.*	405	16

		2,626

Road & Rail – 0.9%

ArcBest Corp.	5,382	440

Avis Budget Group, Inc.*	11,220	1,307

Covenant Logistics Group, Inc.*	6,472	179

Heartland Express, Inc.	15,218	244

Marten Transport Ltd.	10,657	167

P.A.M. Transportation Services, Inc.*	2,616	118

Patriot Transportation Holding, Inc.	465	5

Ryder System, Inc.	9,016	746

Saia, Inc.*	5,176	1,232

U.S.A. Truck, Inc.*	500	8

Universal Logistics Holdings, Inc.	4,446	89

Werner Enterprises, Inc.	9,606	425

		4,960

Semiconductors & Semiconductor Equipment – 3.0%

ACM Research, Inc., Class A*	3,708	408

Alpha & Omega Semiconductor Ltd.*	5,517	173

Ambarella, Inc.*	6,162	960

Amkor Technology, Inc.	21,614	539

Axcelis Technologies, Inc.*	11,523	542

Canadian Solar, Inc.*	9,867	341

CEVA, Inc.*	4,842	207

Cohu, Inc.*	5,021	160

CyberOptics Corp.*	2,292	82

Diodes, Inc.*	8,835	800

DSP Group, Inc.*	2,465	54

FormFactor, Inc.*	14,412	538

Ichor Holdings Ltd.*	2,473	102

Impinj, Inc.*	4,187	239

Kopin Corp.*	14,152	73

Kulicke & Soffa Industries, Inc.	12,294	716

Lattice Semiconductor Corp.*	23,294	1,506

MACOM Technology Solutions Holdings, Inc.*	10,123	657

MagnaChip Semiconductor Corp.*	1,772	31

MaxLinear, Inc.*	12,768	629

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	171	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Semiconductors & Semiconductor Equipment – 3.0% continued

Meta Materials, Inc.*	1,350	$8

Nova Ltd.*	3,094	316

NVE Corp.	1,985	127

Onto Innovation, Inc.*	9,162	662

PDF Solutions, Inc.*	15,204	350

Photronics, Inc.*	6,937	95

Power Integrations, Inc.	9,998	990

Rambus, Inc.*	20,203	448

Semtech Corp.*	12,681	989

Silicon Laboratories, Inc.*	7,826	1,097

SMART Global Holdings, Inc.*	7,669	341

Synaptics, Inc.*	6,853	1,232

Ultra Clean Holdings, Inc.*	12,845	547

Veeco Instruments, Inc.*	10,038	223

		16,182

Software – 5.2%

ACI Worldwide, Inc.*	22,129	680

Agilysys, Inc.*	5,598	293

Alarm.com Holdings, Inc.*	6,436	503

Altair Engineering, Inc., Class A*	7,480	516

American Software, Inc., Class A	6,859	163

Appfolio, Inc., Class A*	3,504	422

Avaya Holdings Corp.*	22,414	444

Aware, Inc.*	683	3

Benefitfocus, Inc.*	5,043	56

Blackbaud, Inc.*	9,610	676

Blackline, Inc.*	9,192	1,085

Bottomline Technologies DE, Inc.*	7,628	300

Box, Inc., Class A*	25,369	600

Cerence, Inc.*	5,966	573

ChannelAdvisor Corp.*	1,934	49

Cloudera, Inc.*	47,772	763

CommVault Systems, Inc.*	7,592	572

Cornerstone OnDemand, Inc.*	10,730	614

Digimarc Corp.*	4,957	171

Digital Turbine, Inc.*	14,763	1,015

Domo, Inc., Class B*	5,329	450

Ebix, Inc.	6,870	185

eGain Corp.*	2,854	29

Envestnet, Inc.*	8,562	687

Everbridge, Inc.*	5,966	901

FireEye, Inc.*	27,704	493

InterDigital, Inc.	7,434	504

J2 Global, Inc.*	8,713	1,190

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Software – 5.2% continued

LivePerson, Inc.*	13,311	$785

MicroStrategy, Inc., Class A*	1,385	801

Mimecast Ltd.*	11,228	714

Model N, Inc.*	7,358	246

Momentive Global, Inc.*	23,075	452

New Relic, Inc.*	8,750	628

OneSpan, Inc.*	12,448	234

PagerDuty, Inc.*	12,728	527

Park City Group, Inc.(2) *	33	—

Progress Software Corp.	8,865	436

Q2 Holdings, Inc.*	9,049	725

QAD, Inc., Class B	706	62

Qualys, Inc.*	6,372	709

Rapid7, Inc.*	7,851	887

Riot Blockchain, Inc.*	10,348	266

Sailpoint Technologies Holdings, Inc.*	14,791	634

Sapiens International Corp. N.V.	10,074	290

SecureWorks Corp., Class A*	5,710	114

ShotSpotter, Inc.*	4,377	159

SPS Commerce, Inc.*	8,290	1,337

Synchronoss Technologies, Inc.*	1,500	4

Tenable Holdings, Inc.*	12,302	568

Upland Software, Inc.*	2,604	87

Varonis Systems, Inc.*	16,156	983

Verint Systems, Inc.*	12,549	562

VirnetX Holding Corp.*	398	2

Vonage Holdings Corp.*	43,462	701

Workiva, Inc.*	6,834	963

Xperi Holding Corp.	18,368	346

Zix Corp.*	3,383	24

		28,183

Specialty Retail – 2.5%

Aaron’s (The) Co., Inc.	7,461	206

Abercrombie & Fitch Co., Class A*	10,862	409

Academy Sports & Outdoors, Inc.*	10,341	414

American Eagle Outfitters, Inc.	30,632	790

America’s Car-Mart, Inc.*	2,111	247

Asbury Automotive Group, Inc.*	3,277	645

Bed Bath & Beyond, Inc.*	21,148	365

Big 5 Sporting Goods Corp.	6,597	152

Boot Barn Holdings, Inc.*	4,283	381

Buckle (The), Inc.	5,971	236

Caleres, Inc.	9,214	205

Camping World Holdings, Inc., Class A	7,159	278

See Notes to the Financial Statements.

EQUITY FUNDS	172	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Specialty Retail – 2.5% continued

Cato (The) Corp., Class A	1,673	$28

Chico’s FAS,Inc.*	7,973	36

Children’s Place (The), Inc.*	4,936	372

Citi Trends, Inc.*	5,987	437

Conn’s, Inc.*	2,429	56

Designer Brands, Inc., Class A*	7,137	99

Express, Inc.*	4,300	20

Genesco, Inc.*	3,420	197

Group 1 Automotive, Inc.	3,918	736

GrowGeneration Corp.*	9,016	222

Guess?, Inc.	9,302	195

Haverty Furniture Cos., Inc.	4,564	154

Hibbett, Inc.	4,599	325

Lumber Liquidators Holdings, Inc.*	8,089	151

Monro, Inc.	6,804	391

Murphy U.S.A., Inc.	4,923	823

National Vision Holdings, Inc.*	12,896	732

ODP (The) Corp.*	6,668	268

Rent-A-Center, Inc.	9,721	546

Sally Beauty Holdings, Inc.*	24,687	416

Shoe Carnival, Inc.	11,280	366

Signet Jewelers Ltd.	8,801	695

Sleep Number Corp.*	4,057	379

Sonic Automotive, Inc., Class A	9,957	523

Urban Outfitters, Inc.*	9,895	294

Winmark Corp.	1,026	221

Zumiez, Inc.*	7,198	286

		13,296

Technology Hardware, Storage & Peripherals – 0.2%

3D Systems Corp.*	13,319	367

AstroNova, Inc.*	12,866	194

Avid Technology, Inc.*	5,786	167

Diebold Nixdorf, Inc.*	7,843	79

Immersion Corp.*	7,850	54

Stratasys Ltd.*	8,992	194

Super Micro Computer, Inc.*	7,791	285

TransAct Technologies, Inc.*	376	5

		1,345

Textiles, Apparel & Luxury Goods – 0.9%

Crocs, Inc.*	13,458	1,931

Culp, Inc.	198	3

Delta Apparel, Inc.*	5,509	150

Fossil Group, Inc.*	1,728	21

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Textiles, Apparel & Luxury Goods – 0.9% continued

G-III Apparel Group Ltd.*	8,222	$233

Kontoor Brands, Inc.	8,126	406

Movado Group, Inc.	3,284	103

Oxford Industries, Inc.	4,955	447

Rocky Brands, Inc.	4,478	213

Steven Madden Ltd.	16,605	667

Superior Group of Cos., Inc.	4,274	100

Unifi, Inc.*	692	15

Vera Bradley, Inc.*	5,660	53

Wolverine World Wide, Inc.	16,698	498

		4,840

Thrifts & Mortgage Finance – 1.8%

Axos Financial, Inc.*	13,815	712

Capitol Federal Financial, Inc.	24,826	285

ESSA Bancorp, Inc.	924	15

Essent Group Ltd.	20,427	899

Federal Agricultural Mortgage Corp., Class C	1,324	144

Flagstar Bancorp, Inc.	8,619	438

FS Bancorp, Inc.	232	8

Guaranty Federal Bancshares, Inc.	3,817	92

Hingham Institution For Savings (The)	690	232

Home Bancorp, Inc.	3,070	119

HomeStreet, Inc.	4,275	176

Kearny Financial Corp.	21,431	266

Kentucky First Federal Bancorp	724	5

Lake Shore Bancorp, Inc.	300	4

Meridian Bancorp, Inc.	9,761	203

Meta Financial Group, Inc.	10,324	542

MGIC Investment Corp.	61,470	920

Mr Cooper Group, Inc.*	10,857	447

NASB Financial, Inc.	907	57

NMI Holdings, Inc., Class A*	12,477	282

Northeast Community Bancorp, Inc.	1,201	13

Northfield Bancorp, Inc.	16,252	279

Ocwen Financial Corp.*	25	1

PennyMac Financial Services, Inc.	6,885	421

Premier Financial Corp.	10,223	326

Provident Bancorp, Inc.(2)	18	—

Prudential Bancorp, Inc.	1,050	16

Radian Group, Inc.	35,671	810

Severn Bancorp, Inc.	1,292	16

TrustCo Bank Corp. NY	1,798	57

Walker & Dunlop, Inc.	8,220	933

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	173	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Thrifts & Mortgage Finance – 1.8% continued

Waterstone Financial, Inc.	3,743	$77

Western New England Bancorp, Inc.	4,227	36

WSFS Financial Corp.	14,121	725

		9,556

Tobacco – 0.1%

Universal Corp.	5,769	279

Vector Group Ltd.	9,290	118

		397

Trading Companies & Distributors – 1.6%

Applied Industrial Technologies, Inc.	9,407	848

Beacon Roofing Supply, Inc.*	14,115	674

BlueLinx Holdings, Inc.*	3,360	164

Boise Cascade Co.	8,726	471

CAI International, Inc.	6,107	342

EVI Industries, Inc.*	1,645	45

GATX Corp.	6,960	623

Global Industrial Co.	6,789	257

GMS, Inc.*	8,625	378

H&E Equipment Services, Inc.	3,335	116

Herc Holdings, Inc.*	5,035	823

Lawson Products, Inc.*	4,227	211

McGrath RentCorp	6,232	449

Morgan Group Holding Co.(2) *	64	—

MRC Global, Inc.*	16,785	123

NOW, Inc.*	11,043	85

Rush Enterprises, Inc., Class A	16,149	729

Textainer Group Holdings Ltd.*	3,226	113

Titan Machinery, Inc.*	787	20

Transcat, Inc.*	4,188	270

Triton International Ltd.	13,033	678

WESCO International, Inc.*	9,128	1,053

Willis Lease Finance Corp.*	1,750	65

		8,537

Transportation Infrastructure – 0.1%

Macquarie Infrastructure Holdings LLC	12,728	516

Water Utilities – 0.5%

American States Water Co.	8,400	718

Artesian Resources Corp., Class A	4,357	166

Cadiz, Inc.*	15,687	111

California Water Service Group	10,918	644

Consolidated Water Co. Ltd.	9,897	113

Middlesex Water Co.	6,168	634

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 96.0% continued

Water Utilities – 0.5% continued

SJW Group	5,542	$366

York Water (The) Co.	3,620	158

		2,910

Wireless Telecommunication Services – 0.1%

Shenandoah Telecommunications Co.	9,851	311

Spok Holdings, Inc.	13,337	136

Telephone and Data Systems, Inc.	18,799	367

		814

Total Common Stocks

(Cost $306,947)		517,089

PREFERRED STOCKS – 0.0%

Industrial Conglomerates – 0.0%

Steel Partners Holdings L.P.,6.00%	2,675	63

Real Estate Management & Development – 0.0%

Brookfield Property Preferred L.P.,6.25%	1,033	25

Semiconductors & Semiconductor Equipment – 0.0%

Meta Materials, Inc.(5) *	2,700	3

Total Preferred Stocks

(Cost $93)		91

RIGHTS – 0.0%

Biotechnology – 0.0%

Achillion Pharmaceuticals, Inc. (Contingent Value Rights)(5) *	23,500	13

Alder Biopharmaceuticals, Inc. (Contingent Value Rights)(5) *	8,800	8

Progenics Pharmaceuticals, Inc. (Contingent Value Rights)(3) *	10,111	—

Sinovac Biotech Ltd.(3) *	1,587	—

Tobira Therapeutics, Inc. (Contingent Value Rights)(5) (6) (7) *	16,926	129

		150

Diversified Financial Services – 0.0%

NewStar Financial, Inc. (Contingent Value Rights)(3) *	1,580	—

Health Care Equipment & Supplies – 0.0%

American Medical Alert Corp.(3) *	13,109	—

Health Care Providers & Services – 0.0%

Capital Senior Living Corp.(2) *	35	—

See Notes to the Financial Statements.

EQUITY FUNDS	174	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

RIGHTS – 0.0% continued

Media – 0.0%

Media General, Inc. (Contingent Value Rights)(3) (7) *	11,792	$—

Pharmaceuticals – 0.0%

Dova Pharmaceuticals, Inc. (Contingent Value Rights)(5) *	4,020	2

Total Rights

(Cost $141)		152

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Nabors Industries Ltd., Exp. 6/11/2026, Strike $166.67*	743	$4

Tidewater, Inc., Class A, Exp. 7/31/23,Strike $0.00(2) *	10	—

Tidewater, Inc., Class B, Exp. 7/31/23,Strike $0.00(2) *	11	—

Total Warrants

(Cost $—)		4

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 3.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(8) (9)	19,679,030	$19,679

Total Investment Companies

(Cost $19,679)		19,679

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bill, 0.04%, 1/27/22(10) (11)	$1,257	$1,257

Total Short-Term Investments

(Cost $1,257)		1,257

Total Investments – 99.9%

(Cost $328,127)		538,282

Other Assets less Liabilities – 0.1%		582

NET ASSETS – 100.0%		$538,864

(1)	Step coupon bond. Rate as of September 30, 2021 is disclosed.
(2)	Value rounds to less than one thousand.
(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

(5)	Level 3 asset.
(6)

Restricted security that has been deemed illiquid. At September 30, 2021, the value of these restricted illiquid securities amounted to approximately $129,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Tobira Therapeutics, Inc. (Contingent Value Rights), 0.00%	11/2/2016	$131

(7)	Restricted security.
(8)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(9)	7-day current yield as of September 30, 2021 is disclosed.
(10)	Discount rate at the time of purchase.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

L.P. - Limited Partnership

LLC - Limited Liability Company

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
E-Mini Russell 2000 Index	191	$21,018	Long	12/21	$(399)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	175	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP CORE FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Corporate bonds	0.0%

Common Stocks	96.0%

Preferred stocks	0.0%

Rights	0.0%

Warrants	0.0%

Investment Companies	3.7%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)		LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds	$—	$10		$ —	$10

Common Stocks:

Banks	44,741	30		—	44,771

Biotechnology	34,873	65		—	34,938

Hotels, Restaurants & Leisure	10,848	—	*	—	10,848

Household Durables	8,920	29		—	8,949

Oil, Gas & Consumable Fuels	15,691	—		2	15,693

All Other Industries(1)	401,890	—		—	401,890

Total Common Stocks	516,963	124		2	517,089

Preferred Stocks:

Semiconductors & Semiconductor Equipment	—	—		3	3

All Other Industries(1)	88	—		—	88

Total Preferred Stocks	88	—		3	91

Rights(1)	—	—		152	152

Warrants	4	—		—	4

Investment Companies	19,679	—		—	19,679

Short-Term Investments	—	1,257		—	1,257

Total Investments	$536,734	$1,391		$157	$538,282

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL
INSTRUMENTS

Liabilities

Futures Contracts	$(399)	$—	$ —	$(399)

*	Amount rounds to less than one thousand.
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	176	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

CORPORATE BONDS – 0.0%

Financial Services – 0.0%

GAMCO Investors, Inc.,

(Step to 5.00% on 6/15/22), 4.00%, 6/15/23(1)	$6	$6

Total Corporate Bonds

(Cost $6)		6

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 97.9%

Aerospace & Defense – 0.6%

AAR Corp.*	17,847	$579

Aerojet Rocketdyne Holdings, Inc.	39,750	1,731

AeroVironment, Inc.*	11,917	1,029

AerSale Corp.*	4,893	83

Astronics Corp.*	13,066	184

Byrna Technologies, Inc.*	9,874	216

Ducommun, Inc.*	5,650	284

Kaman Corp.	14,509	518

Kratos Defense & Security Solutions, Inc.*	65,058	1,451

Maxar Technologies, Inc.	38,055	1,078

Moog, Inc., Class A	15,326	1,168

National Presto Industries, Inc.	2,743	225

PAE, Inc.*	37,301	223

Park Aerospace Corp.	9,844	135

Parsons Corp.*	14,174	478

Triumph Group, Inc.*	34,080	635

Vectrus, Inc.*	6,125	308

		10,325

Air Freight & Logistics – 0.3%

Air Transport Services Group, Inc.*	31,265	807

Atlas Air Worldwide Holdings, Inc.*	15,275	1,248

Echo Global Logistics, Inc.*	14,123	674

Forward Air Corp.	14,379	1,194

Hub Group, Inc., Class A*	17,556	1,207

Radiant Logistics, Inc.*	20,583	131

		5,261

Airlines – 0.3%

Allegiant Travel Co.*	8,138	1,591

Frontier Group Holdings, Inc.*	18,127	286

Hawaiian Holdings, Inc.*	26,655	577

Mesa Air Group, Inc.*	18,388	141

SkyWest, Inc.*	26,383	1,302

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Airlines – 0.3% continued

Spirit Airlines, Inc.*	52,092	$1,351

Sun Country Airlines Holdings, Inc.*	9,292	312

		5,560

Auto Components – 1.3%

Adient PLC*	50,233	2,082

American Axle & Manufacturing Holdings, Inc.*	59,396	523

Cooper-Standard Holdings, Inc.*	8,587	188

Dana, Inc.	77,024	1,713

Dorman Products, Inc.*	14,191	1,343

Fox Factory Holding Corp.*	22,420	3,241

Gentherm, Inc.*	17,628	1,427

Goodyear Tire & Rubber (The) Co.*	146,718	2,597

LCI Industries	13,153	1,771

Modine Manufacturing Co.*	26,845	304

Motorcar Parts of America, Inc.*	10,083	197

Patrick Industries, Inc.	12,040	1,003

Standard Motor Products, Inc.	11,212	490

Stoneridge, Inc.*	13,520	276

Tenneco, Inc., Class A*	36,477	520

Visteon Corp.*	14,699	1,387

XL Fleet Corp.*	18,786	116

XPEL, Inc.*	9,626	730

		19,908

Automobiles – 0.3%

Arcimoto, Inc.*	14,721	168

Canoo, Inc.*	55,692	428

Fisker, Inc.*	86,616	1,269

Lordstown Motors Corp., Class A*	51,461	411

Winnebago Industries, Inc.	17,143	1,242

Workhorse Group, Inc.*	64,730	495

		4,013

Banks – 7.9%

1st Source Corp.	9,093	430

Allegiance Bancshares, Inc.	9,914	378

Altabancorp	9,459	418

Amalgamated Financial Corp.	7,236	114

Amerant Bancorp, Inc.*	11,303	280

American National Bankshares, Inc.	5,718	189

Ameris Bancorp	35,284	1,831

Arrow Financial Corp.	7,446	256

Associated Banc-Corp	80,500	1,724

Atlantic Capital Bancshares, Inc.*	10,181	270

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	177	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banks – 7.9% continued

Atlantic Union Bankshares Corp.	40,836	$1,505

Banc of California, Inc.	23,700	438

BancFirst Corp.	9,213	554

Bancorp (The), Inc.*	27,630	703

BancorpSouth Bank	54,208	1,614

Bank First Corp.	3,586	254

Bank of Marin Bancorp	8,583	324

Bank of NT Butterfield & Son (The) Ltd.	26,576	944

BankUnited, Inc.	49,469	2,069

Banner Corp.	18,341	1,013

Bar Harbor Bankshares	7,928	222

Berkshire Hills Bancorp, Inc.	26,009	702

Blue Ridge Bankshares, Inc.	9,398	165

Brookline Bancorp, Inc.	40,567	619

Bryn Mawr Bank Corp.	10,409	478

Business First Bancshares, Inc.	9,911	232

Byline Bancorp, Inc.	13,009	320

Cadence BanCorp	65,211	1,432

Cambridge Bancorp	3,556	313

Camden National Corp.	7,920	379

Capital Bancorp, Inc.	4,196	101

Capital City Bank Group, Inc.	7,255	180

Capstar Financial Holdings, Inc.	10,579	225

Carter Bankshares, Inc.*	13,853	197

Cathay General Bancorp	39,981	1,655

CBTX, Inc.	9,877	261

Central Pacific Financial Corp.	14,499	372

Century Bancorp, Inc., Class A	1,462	168

CIT Group, Inc.	52,707	2,738

Citizens & Northern Corp.	8,366	211

City Holding Co.	8,147	635

Civista Bancshares, Inc.	7,590	176

CNB Financial Corp.	8,262	201

Coastal Financial Corp.*	5,095	162

Columbia Banking System, Inc.	41,592	1,580

Community Bank System, Inc.	28,506	1,950

Community Trust Bancorp, Inc.	8,285	349

ConnectOne Bancorp, Inc.	19,640	589

CrossFirst Bankshares, Inc.*	24,260	315

Customers Bancorp, Inc.*	15,805	680

CVB Financial Corp.	68,781	1,401

Dime Community Bancshares, Inc.	18,284	597

Eagle Bancorp, Inc.	16,675	959

Eastern Bankshares, Inc.	91,190	1,851

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banks – 7.9% continued

Enterprise Bancorp, Inc.	5,000	$180

Enterprise Financial Services Corp.	18,747	849

Equity Bancshares, Inc., Class A	7,125	238

Farmers National Banc Corp.	13,805	217

FB Financial Corp.	17,652	757

Fidelity D&D Bancorp, Inc.	2,155	109

Financial Institutions, Inc.	8,330	255

First Bancorp	14,881	640

First BanCorp (New York Exchange)	108,812	1,431

First Bancorp (The), Inc.	5,473	159

First Bancshares (The), Inc.	10,605	411

First Bank	8,164	115

First Busey Corp.	26,865	662

First Commonwealth Financial Corp.	50,178	684

First Community Bankshares, Inc.	8,774	278

First Financial Bancorp	50,231	1,176

First Financial Bankshares, Inc.	69,008	3,171

First Financial Corp.	6,025	253

First Foundation, Inc.	20,961	551

First Internet Bancorp	5,010	156

First Interstate BancSystem, Inc., Class A	21,974	885

First Merchants Corp.	28,672	1,200

First Mid Bancshares, Inc.	8,706	357

First Midwest Bancorp, Inc.	60,375	1,148

First of Long Island (The) Corp.	12,297	253

Five Star Bancorp	2,878	69

Flushing Financial Corp.	15,790	357

Fulton Financial Corp.	84,386	1,289

German American Bancorp, Inc.	13,264	512

Glacier Bancorp, Inc.	50,935	2,819

Great Southern Bancorp, Inc.	5,704	313

Great Western Bancorp, Inc.	29,356	961

Guaranty Bancshares, Inc.	4,167	149

Hancock Whitney Corp.	45,909	2,163

Hanmi Financial Corp.	15,869	318

HarborOne Bancorp, Inc.	26,691	375

HBT Financial, Inc.	4,784	74

Heartland Financial U.S.A., Inc.	21,400	1,029

Heritage Commerce Corp.	30,520	355

Heritage Financial Corp.	19,030	485

Hilltop Holdings, Inc.	33,780	1,104

Home BancShares, Inc.	81,054	1,907

HomeTrust Bancshares, Inc.	8,024	225

Hope Bancorp, Inc.	62,861	908

See Notes to the Financial Statements.

EQUITY FUNDS	178	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banks – 7.9% continued

Horizon Bancorp, Inc.	22,388	$407

Howard Bancorp, Inc.*	6,922	140

Independent Bank Corp.	17,490	1,332

Independent Bank Corp. (NASDAQ Exchange)	10,999	236

Independent Bank Group, Inc.	19,960	1,418

International Bancshares Corp.	28,534	1,188

Investors Bancorp, Inc.	121,598	1,837

Lakeland Bancorp, Inc.	25,635	452

Lakeland Financial Corp.	12,942	922

Live Oak Bancshares, Inc.	16,724	1,064

Macatawa Bank Corp.	12,993	104

Mercantile Bank Corp.	8,074	259

Metrocity Bankshares, Inc.	10,103	212

Metropolitan Bank Holding Corp.*	4,131	348

Mid Penn Bancorp, Inc.	5,308	146

Midland States Bancorp, Inc.	11,639	288

MidWestOne Financial Group, Inc.	7,617	230

MVB Financial Corp.	5,366	230

National Bank Holdings Corp., Class A	15,633	633

NBT Bancorp, Inc.	22,630	817

Nicolet Bankshares, Inc.*	5,772	428

Northrim BanCorp, Inc.	3,195	136

OceanFirst Financial Corp.	31,269	669

OFG Bancorp	26,878	678

Old National Bancorp	88,106	1,493

Old Second Bancorp, Inc.	14,475	189

Origin Bancorp, Inc.	11,656	494

Orrstown Financial Services, Inc.	5,891	138

Pacific Premier Bancorp, Inc.	49,758	2,062

Park National Corp.	7,720	941

Peapack-Gladstone Financial Corp.	9,411	314

Peoples Bancorp, Inc.	13,598	430

Peoples Financial Services Corp.	3,723	170

Preferred Bank	7,255	484

Primis Financial Corp.	12,928	187

QCR Holdings, Inc.	8,084	416

RBB Bancorp	7,219	182

Red River Bancshares, Inc.	2,379	119

Reliant Bancorp, Inc.	8,212	259

Renasant Corp.	29,290	1,056

Republic Bancorp, Inc., Class A	5,065	257

Republic First Bancorp, Inc.*	24,153	74

S&T Bancorp, Inc.	20,461	603

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Banks – 7.9% continued

Sandy Spring Bancorp, Inc.	24,509	$1,123

Seacoast Banking Corp. of Florida	28,873	976

ServisFirst Bancshares, Inc.	26,526	2,064

Sierra Bancorp	7,554	183

Silvergate Capital Corp., Class A*	12,982	1,499

Simmons First National Corp., Class A	57,042	1,686

SmartFinancial, Inc.	7,260	188

South Plains Financial, Inc.	5,559	136

Southern First Bancshares, Inc.*	3,833	205

Southside Bancshares, Inc.	16,473	631

SouthState Corp.	37,107	2,771

Spirit of Texas Bancshares, Inc.	6,731	163

Stock Yards Bancorp, Inc.	12,811	751

Summit Financial Group, Inc.	5,923	145

Texas Capital Bancshares, Inc.*	26,905	1,615

Tompkins Financial Corp.	7,581	613

Towne Bank	35,599	1,108

TriCo Bancshares	14,799	642

TriState Capital Holdings, Inc.*	15,081	319

Triumph Bancorp, Inc.*	12,481	1,250

Trustmark Corp.	33,045	1,065

UMB Financial Corp.	23,295	2,253

United Bankshares, Inc.	66,440	2,417

United Community Banks, Inc.	46,117	1,514

Univest Financial Corp.	15,133	415

Valley National Bancorp	213,041	2,836

Veritex Holdings, Inc.	25,136	989

Washington Trust Bancorp, Inc.	9,197	487

WesBanco, Inc.	33,712	1,149

West BanCorp, Inc.	8,332	250

Westamerica BanCorp	13,965	786

		125,541

Beverages – 0.4%

Celsius Holdings, Inc.*	28,621	2,579

Coca-Cola Consolidated, Inc.	2,495	984

Duckhorn Portfolio (The), Inc.*	10,838	248

MGP Ingredients, Inc.	7,457	485

National Beverage Corp.	12,593	661

NewAge, Inc.*	72,843	101

Primo Water Corp.	83,269	1,309

Zevia PBC, Class A*	5,397	62

		6,429

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	179	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology – 9.6%

4D Molecular Therapeutics, Inc.*	11,217	$303

89bio, Inc.*	5,169	101

ACADIA Pharmaceuticals, Inc.*	63,320	1,052

Acumen Pharmaceuticals, Inc.*	5,111	76

Adagio Therapeutics, Inc.*	11,315	478

Adicet Bio, Inc.*	11,071	87

Adverum Biotechnologies, Inc.*	46,707	101

Aeglea BioTherapeutics, Inc.*	21,504	171

Aerovate Therapeutics, Inc.*	5,384	113

Affimed N.V.*	62,279	385

Agenus, Inc.*	110,484	580

Agios Pharmaceuticals, Inc.*	31,246	1,442

Akebia Therapeutics, Inc.*	93,020	268

Akero Therapeutics, Inc.*	13,371	299

Akouos, Inc.*	12,893	150

Albireo Pharma, Inc.*	8,742	273

Aldeyra Therapeutics, Inc.*	26,055	229

Alector, Inc.*	30,891	705

Aligos Therapeutics, Inc.*	11,247	174

Alkermes PLC*	85,007	2,622

Allakos, Inc.*	18,526	1,961

Allogene Therapeutics, Inc.*	35,993	925

Allovir, Inc.*	15,824	397

Alpine Immune Sciences, Inc.*	6,113	65

Altimmune, Inc.*	21,221	240

ALX Oncology Holdings, Inc.*	9,375	692

Amicus Therapeutics, Inc.*	139,311	1,330

AnaptysBio, Inc.*	10,348	281

Anavex Life Sciences Corp.*	34,325	616

Anika Therapeutics, Inc.*	7,499	319

Annexon, Inc.*	16,727	311

Apellis Pharmaceuticals, Inc.*	34,414	1,134

Applied Molecular Transport, Inc.*	13,375	346

Applied Therapeutics, Inc.*	9,514	158

AquaBounty Technologies, Inc.*	28,277	115

Arbutus Biopharma Corp.*	42,781	184

Arcturus Therapeutics Holdings, Inc.*	11,113	531

Arcus Biosciences, Inc.*	23,998	837

Arcutis Biotherapeutics, Inc.*	14,846	355

Ardelyx, Inc.*	46,929	62

Arena Pharmaceuticals, Inc.*	32,407	1,930

Arrowhead Pharmaceuticals, Inc.*	53,765	3,357

Atara Biotherapeutics, Inc.*	43,698	782

Athenex, Inc.*	46,435	140

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology – 9.6% continued

Athersys, Inc.*	109,832	$146

Atossa Therapeutics, Inc.*	62,831	205

Atreca, Inc., Class A*	13,846	86

Avid Bioservices, Inc.*	31,895	688

Avidity Biosciences, Inc.*	20,154	496

Avita Medical, Inc.*	12,895	229

Avrobio, Inc.*	19,902	111

Beam Therapeutics, Inc.*	26,436	2,300

Beyondspring, Inc.*	12,022	189

BioAtla, Inc.*	8,308	245

BioCryst Pharmaceuticals, Inc.*	94,229	1,354

Biohaven Pharmaceutical Holding Co. Ltd.*	29,547	4,104

Biomea Fusion, Inc.*	4,610	55

Bioxcel Therapeutics, Inc.*	9,193	279

Black Diamond Therapeutics, Inc.*	12,239	104

Bluebird Bio, Inc.*	35,685	682

Blueprint Medicines Corp.*	31,046	3,192

Bolt Biotherapeutics, Inc.*	12,248	155

Bridgebio Pharma, Inc.*	57,063	2,675

Brooklyn ImmunoTherapeutics, Inc.*	15,930	148

C4 Therapeutics, Inc.*	20,443	913

Cardiff Oncology, Inc.*	20,232	135

CareDx, Inc.*	26,778	1,697

Caribou Biosciences, Inc.*	10,261	245

Catalyst Pharmaceuticals, Inc.*	52,086	276

Celcuity, Inc.*	5,130	92

Celldex Therapeutics, Inc.*	24,367	1,316

CEL-SCI Corp.*	19,376	213

Century Therapeutics, Inc.*	6,314	159

Cerevel Therapeutics Holdings, Inc.*	21,478	634

ChemoCentryx, Inc.*	28,447	486

Chimerix, Inc.*	39,181	243

Chinook Therapeutics, Inc.*	17,611	225

Clene, Inc.*	10,565	72

Clovis Oncology, Inc.*	60,172	268

Codiak Biosciences, Inc.*	8,472	138

Cogent Biosciences, Inc.*	19,927	168

Coherus Biosciences, Inc.*	33,774	543

Cortexyme, Inc.*	10,566	969

Crinetics Pharmaceuticals, Inc.*	19,971	420

Cue Biopharma, Inc.*	16,365	238

Cullinan Oncology, Inc.*	13,855	313

Curis, Inc.*	46,469	364

See Notes to the Financial Statements.

EQUITY FUNDS	180	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology – 9.6% continued

Cytokinetics, Inc.*	42,030	$1,502

CytomX Therapeutics, Inc.*	34,823	177

Day One Biopharmaceuticals, Inc.*	5,894	140

Deciphera Pharmaceuticals, Inc.*	20,746	705

Denali Therapeutics, Inc.*	48,269	2,435

DermTech, Inc.*	12,981	417

Design Therapeutics, Inc.*	7,388	109

Dicerna Pharmaceuticals, Inc.*	36,818	742

Dynavax Technologies Corp.*	57,125	1,097

Dyne Therapeutics, Inc.*	15,556	253

Eagle Pharmaceuticals, Inc.*	6,051	338

Editas Medicine, Inc.*	36,266	1,490

Eiger BioPharmaceuticals, Inc.*	17,225	115

Eliem Therapeutics, Inc.*	3,767	68

Emergent BioSolutions, Inc.*	25,978	1,301

Enanta Pharmaceuticals, Inc.*	10,138	576

Epizyme, Inc.*	48,214	247

Erasca, Inc.*	11,061	235

Esperion Therapeutics, Inc.*	14,102	170

Evelo Biosciences, Inc.*	16,399	115

Fate Therapeutics, Inc.*	43,043	2,551

FibroGen, Inc.*	46,166	472

Finch Therapeutics Group, Inc.*	4,031	52

Flexion Therapeutics, Inc.*	25,881	158

Foghorn Therapeutics, Inc.*	10,445	146

Forma Therapeutics Holdings, Inc.*	18,121	420

Forte Biosciences, Inc.*	6,094	18

Fortress Biotech, Inc.*	38,450	124

Frequency Therapeutics, Inc.*	17,188	121

G1 Therapeutics, Inc.*	21,034	282

Gemini Therapeutics, Inc.*	11,736	47

Generation Bio Co.*	23,093	579

Geron Corp.*	154,907	212

Global Blood Therapeutics, Inc.*	31,571	804

Gossamer Bio, Inc.*	32,628	410

Graphite Bio, Inc.*	8,688	142

Greenwich Lifesciences, Inc.*	2,154	84

Gritstone bio, Inc.*	21,675	234

GT Biopharma, Inc.*	9,574	65

Halozyme Therapeutics, Inc.*	74,741	3,040

Harpoon Therapeutics, Inc.*	10,168	80

Heron Therapeutics, Inc.*	48,704	521

Homology Medicines, Inc.*	22,539	177

Hookipa Pharma, Inc.*	10,353	61

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology – 9.6% continued

Humanigen, Inc.*	24,431	$145

iBio, Inc.*	115,857	123

Icosavax, Inc.*	7,159	212

Ideaya Biosciences, Inc.*	17,542	447

IGM Biosciences, Inc.*	4,327	285

Imago Biosciences, Inc.*	5,213	104

Immuneering Corp., Class A*	4,421	117

Immunic, Inc.*	9,874	87

ImmunityBio, Inc.*	36,495	355

ImmunoGen, Inc.*	104,201	591

Immunovant, Inc.*	21,345	186

Impel Neuropharma, Inc.*	2,908	35

Infinity Pharmaceuticals, Inc.*	46,981	161

Inhibrx, Inc.*	14,686	489

Inovio Pharmaceuticals, Inc.*	109,449	784

Inozyme Pharma, Inc.*	7,740	90

Insmed, Inc.*	60,854	1,676

Instil Bio, Inc.*	9,499	170

Intellia Therapeutics, Inc.*	36,551	4,903

Intercept Pharmaceuticals, Inc.*	15,038	223

Invitae Corp.*	106,283	3,022

Ironwood Pharmaceuticals, Inc.*	76,893	1,004

iTeos Therapeutics, Inc.*	10,837	293

IVERIC bio, Inc.*	55,265	898

Janux Therapeutics, Inc.*	7,080	153

Jounce Therapeutics, Inc.*	17,808	132

Kadmon Holdings, Inc.*	91,773	799

KalVista Pharmaceuticals, Inc.*	10,669	186

Karuna Therapeutics, Inc.*	11,754	1,438

Karyopharm Therapeutics, Inc.*	38,650	225

Keros Therapeutics, Inc.*	8,373	331

Kezar Life Sciences, Inc.*	18,392	159

Kiniksa Pharmaceuticals Ltd., Class A*	14,888	170

Kinnate Biopharma, Inc.*	13,344	307

Kodiak Sciences, Inc.*	17,754	1,704

Kronos Bio, Inc.*	20,822	436

Krystal Biotech, Inc.*	9,431	492

Kura Oncology, Inc.*	33,571	629

Kymera Therapeutics, Inc.*	18,201	1,069

Lexicon Pharmaceuticals, Inc.*	36,428	175

Ligand Pharmaceuticals, Inc.*	7,996	1,114

Lineage Cell Therapeutics, Inc.*	66,578	168

Lyell Immunopharma, Inc.*	12,636	187

MacroGenics, Inc.*	32,131	673

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	181	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology – 9.6% continued

Madrigal Pharmaceuticals, Inc.*	5,968	$476

Magenta Therapeutics, Inc.*	16,083	117

MannKind Corp.*	130,258	567

MaxCyte, Inc.*	8,369	102

MEI Pharma, Inc.*	58,041	160

MeiraGTx Holdings PLC*	15,295	202

Mersana Therapeutics, Inc.*	38,205	360

MiMedx Group, Inc.*	59,585	361

Mirum Pharmaceuticals, Inc.*	1,821	36

Molecular Templates, Inc.*	19,903	134

Monte Rosa Therapeutics, Inc.*	6,190	138

Morphic Holding, Inc.*	10,957	621

Mustang Bio, Inc.*	37,491	101

Myriad Genetics, Inc.*	41,016	1,324

Neoleukin Therapeutics, Inc.*	18,859	136

NexImmune, Inc.*	9,437	143

Nkarta, Inc.*	7,572	211

Nurix Therapeutics, Inc.*	16,485	494

Nuvalent, Inc., Class A*	5,731	129

Ocugen, Inc.*	97,623	701

Olema Pharmaceuticals, Inc.*	13,486	372

Omega Therapeutics, Inc.*	3,948	74

Oncocyte Corp.*	32,388	115

Oncorus, Inc.*	10,972	103

Oncternal Therapeutics, Inc.*	23,580	98

OPKO Health, Inc.*	213,747	780

Organogenesis Holdings, Inc.*	20,462	291

ORIC Pharmaceuticals, Inc.*	16,896	353

Outlook Therapeutics, Inc.*	47,286	103

Oyster Point Pharma, Inc.*	5,962	71

Passage Bio, Inc.*	19,904	198

PMV Pharmaceuticals, Inc.*	14,068	419

Portage Biotech, Inc.*	2,618	53

Poseida Therapeutics, Inc.*	15,418	112

Praxis Precision Medicines, Inc.*	17,343	321

Precigen, Inc.*	50,868	254

Precision BioSciences, Inc.*	26,462	305

Prelude Therapeutics, Inc.*	5,813	182

Prometheus Biosciences, Inc.*	6,073	144

Protagonist Therapeutics, Inc.*	23,966	425

Prothena Corp. PLC*	18,526	1,320

PTC Therapeutics, Inc.*	36,708	1,366

Puma Biotechnology, Inc.*	17,146	120

Radius Health, Inc.*	24,365	302

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology – 9.6% continued

Rallybio Corp.*	3,891	$68

RAPT Therapeutics, Inc.*	11,410	354

Recursion Pharmaceuticals, Inc., Class A*	15,072	347

REGENXBIO, Inc.*	20,895	876

Relay Therapeutics, Inc.*	31,806	1,003

Reneo Pharmaceuticals, Inc.*	3,536	26

Replimune Group, Inc.*	15,948	473

REVOLUTION Medicines, Inc.*	31,416	864

Rhythm Pharmaceuticals, Inc.*	23,633	309

Rigel Pharmaceuticals, Inc.*	91,689	333

Rocket Pharmaceuticals, Inc.*	21,447	641

Rubius Therapeutics, Inc.*	24,522	438

Sana Biotechnology, Inc.*	45,753	1,030

Sangamo Therapeutics, Inc.*	62,613	564

Scholar Rock Holding Corp.*	14,522	480

Selecta Biosciences, Inc.*	48,300	201

Sensei Biotherapeutics, Inc.*	11,169	118

Sera Prognostics, Inc., Class A*	2,286	25

Seres Therapeutics, Inc.*	37,348	260

Sesen Bio, Inc.*	104,748	83

Shattuck Labs, Inc.*	14,277	291

Sigilon Therapeutics, Inc.*	7,951	45

Silverback Therapeutics, Inc.*	10,963	109

Solid Biosciences, Inc.*	31,846	76

Sorrento Therapeutics, Inc.*	147,169	1,123

Spectrum Pharmaceuticals, Inc.*	86,609	189

Spero Therapeutics, Inc.*	13,004	239

SpringWorks Therapeutics, Inc.*	15,439	979

Spruce Biosciences, Inc.*	4,534	27

SQZ Biotechnologies Co.*	12,248	177

Stoke Therapeutics, Inc.*	10,248	261

Summit Therapeutics, Inc.*	13,943	70

Surface Oncology, Inc.*	18,421	139

Sutro Biopharma, Inc.*	22,739	430

Syndax Pharmaceuticals, Inc.*	24,115	461

Syros Pharmaceuticals, Inc.*	30,937	138

Talaris Therapeutics, Inc.*	4,834	66

Taysha Gene Therapies, Inc.*	11,462	213

TCR2 Therapeutics, Inc.*	16,375	139

Tenaya Therapeutics, Inc.*	7,447	154

TG Therapeutics, Inc.*	67,985	2,263

Tonix Pharmaceuticals Holding Corp.*	191,372	115

Travere Therapeutics, Inc.*	30,836	748

See Notes to the Financial Statements.

EQUITY FUNDS	182	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Biotechnology – 9.6% continued

Trevena, Inc.*	88,136	$108

Trillium Therapeutics, Inc.*	52,638	924

Turning Point Therapeutics, Inc.*	24,356	1,618

Twist Bioscience Corp.*	25,029	2,677

UroGen Pharma Ltd.*	10,486	176

Vanda Pharmaceuticals, Inc.*	28,811	494

Vaxart, Inc.*	64,059	509

Vaxcyte, Inc.*	21,264	539

VBI Vaccines, Inc.*	99,900	311

Vera Therapeutics, Inc.*	3,777	66

Veracyte, Inc.*	35,768	1,661

Verastem, Inc.*	92,511	285

Vericel Corp.*	24,621	1,202

Verve Therapeutics, Inc.*	8,463	398

Viking Therapeutics, Inc.*	35,229	221

Vincerx Pharma, Inc.*	6,990	113

Vir Biotechnology, Inc.*	31,871	1,387

Viracta Therapeutics, Inc.*	19,473	156

VistaGen Therapeutics, Inc.*	103,901	285

Vor BioPharma, Inc.*	10,145	159

Werewolf Therapeutics, Inc.*	3,939	68

XBiotech, Inc.	8,180	106

Xencor, Inc.*	29,731	971

XOMA Corp.*	3,239	80

Y-mAbs Therapeutics, Inc.*	18,395	525

Zentalis Pharmaceuticals, Inc.*	19,025	1,268

ZIOPHARM Oncology, Inc.*	112,453	205

		152,077

Building Products – 1.0%

AAON, Inc.	22,268	1,455

American Woodmark Corp.*	8,854	579

Apogee Enterprises, Inc.	13,312	503

Caesarstone Ltd.	12,184	151

Cornerstone Building Brands, Inc.*	29,378	429

CSW Industrials, Inc.	7,856	1,003

Gibraltar Industries, Inc.*	17,399	1,212

Griffon Corp.	24,925	613

Insteel Industries, Inc.	9,991	380

JELD-WEN Holding, Inc.*	44,527	1,115

Masonite International Corp.*	12,800	1,358

PGT Innovations, Inc.*	30,424	581

Quanex Building Products Corp.	17,539	376

Resideo Technologies, Inc.*	76,720	1,902

Simpson Manufacturing Co., Inc.	23,167	2,478

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Building Products – 1.0% continued

UFP Industries, Inc.	32,012	$2,176

View, Inc.*	52,371	284

		16,595

Capital Markets – 1.6%

Artisan Partners Asset Management, Inc., Class A	31,124	1,523

Assetmark Financial Holdings, Inc.*	9,572	238

Associated Capital Group, Inc., Class A	975	37

B. Riley Financial, Inc.	10,838	640

BGC Partners, Inc., Class A	175,780	916

Blucora, Inc.*	25,484	397

Brightsphere Investment Group, Inc.	30,722	803

Cohen & Steers, Inc.	13,195	1,105

Cowen, Inc., Class A	14,932	512

Diamond Hill Investment Group, Inc.	1,619	284

Donnelley Financial Solutions, Inc.*	15,518	537

Federated Hermes, Inc.	50,218	1,632

Focus Financial Partners, Inc., Class A*	31,588	1,654

GAMCO Investors, Inc., Class A	2,798	74

GCM Grosvenor, Inc., Class A	22,946	264

Greenhill & Co., Inc.	7,734	113

Hamilton Lane, Inc., Class A	18,038	1,530

Houlihan Lokey, Inc.	27,166	2,502

Moelis & Co., Class A	32,476	2,009

Open Lending Corp., Class A*	55,366	1,997

Oppenheimer Holdings, Inc., Class A	4,966	225

Piper Sandler Cos.	9,266	1,283

PJT Partners, Inc., Class A	12,750	1,009

Pzena Investment Management, Inc., Class A	9,091	90

Sculptor Capital Management, Inc.	11,738	327

StepStone Group, Inc., Class A	21,663	924

StoneX Group, Inc.*	9,014	594

Value Line, Inc.	536	18

Virtus Investment Partners, Inc.	3,868	1,200

WisdomTree Investments, Inc.	70,631	401

		24,838

Chemicals – 1.9%

AdvanSix, Inc.*	14,398	572

American Vanguard Corp.	15,730	237

Amyris, Inc.*	90,659	1,245

Avient Corp.	48,285	2,238

Balchem Corp.	17,136	2,486

Cabot Corp.	29,751	1,491

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	183	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Chemicals – 1.9% continued

Chase Corp.	3,889	$397

Danimer Scientific, Inc.*	35,100	573

Ecovyst, Inc.	27,524	321

Ferro Corp.*	43,551	886

FutureFuel Corp.	13,877	99

GCP Applied Technologies, Inc.*	26,365	578

H.B. Fuller Co.	27,708	1,789

Hawkins, Inc.	10,301	359

Ingevity Corp.*	21,057	1,503

Innospec, Inc.	12,986	1,094

Intrepid Potash, Inc.*	5,340	165

Koppers Holdings, Inc.*	11,133	348

Kraton Corp.*	16,844	769

Kronos Worldwide, Inc.	11,927	148

Livent Corp.*	85,962	1,987

Marrone Bio Innovations, Inc.*	54,834	49

Minerals Technologies, Inc.	17,796	1,243

Orion Engineered Carbons S.A.*	31,949	582

PureCycle Technologies, Inc.*	17,679	235

Quaker Chemical Corp.	7,162	1,702

Rayonier Advanced Materials, Inc.*	33,132	248

Sensient Technologies Corp.	22,489	2,048

Stepan Co.	11,458	1,294

Tredegar Corp.	14,028	171

Trinseo S.A.	20,648	1,115

Tronox Holdings PLC, Class A	60,837	1,500

Valhi, Inc.	1,329	31

Zymergen, Inc.*	10,107	133

		29,636

Commercial Services & Supplies – 1.7%

ABM Industries, Inc.	35,789	1,611

ACCO Brands Corp.	48,866	420

Brady Corp., Class A	25,057	1,270

BrightView Holdings, Inc.*	21,321	315

Brink’s (The) Co.	25,836	1,635

Casella Waste Systems, Inc., Class A*	26,156	1,986

CECO Environmental Corp.*	16,711	118

Cimpress PLC*	9,013	783

CompX International, Inc.	879	18

CoreCivic, Inc.*	64,310	572

Covanta Holding Corp.	63,574	1,279

Deluxe Corp.	22,303	800

Ennis, Inc.	13,679	258

Harsco Corp.*	41,407	702

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Commercial Services & Supplies – 1.7% continued

Healthcare Services Group, Inc.	39,782	$994

Heritage-Crystal Clean, Inc.*	8,061	234

Herman Miller, Inc.	39,474	1,487

HNI Corp.	23,067	847

Interface, Inc.	30,571	463

KAR Auction Services, Inc.*	63,626	1,043

Kimball International, Inc., Class B	19,385	217

Matthews International Corp., Class A	16,307	566

Montrose Environmental Group, Inc.*	12,370	764

NL Industries, Inc.	4,686	27

Pitney Bowes, Inc.	94,291	680

R.R. Donnelley & Sons Co.*	38,000	195

SP Plus Corp.*	12,108	371

Steelcase, Inc., Class A	46,770	593

Team, Inc.*	14,206	43

Tetra Tech, Inc.	28,650	4,279

U.S. Ecology, Inc.*	16,614	537

UniFirst Corp.	8,020	1,705

Viad Corp.*	10,664	484

VSE Corp.	5,683	274

		27,570

Communications Equipment – 0.7%

ADTRAN, Inc.	25,847	485

Aviat Networks, Inc.*	5,167	170

CalAmp Corp.*	17,731	176

Calix, Inc.*	29,270	1,447

Cambium Networks Corp.*	5,658	205

Casa Systems, Inc.*	16,851	114

Clearfield, Inc.*	6,113	270

Comtech Telecommunications Corp.	13,676	350

Digi International, Inc.*	17,648	371

DZS, Inc.*	9,031	111

EchoStar Corp., Class A*	21,178	540

EMCORE Corp.*	19,604	147

Extreme Networks, Inc.*	65,059	641

Harmonic, Inc.*	47,900	419

Infinera Corp.*	95,519	795

Inseego Corp.*	44,704	298

KVH Industries, Inc.*	8,164	78

NETGEAR, Inc.*	16,152	515

NetScout Systems, Inc.*	37,156	1,001

Plantronics, Inc.*	22,597	581

See Notes to the Financial Statements.

EQUITY FUNDS	184	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Communications Equipment – 0.7% continued

Ribbon Communications, Inc.*	37,737	$226

Viavi Solutions, Inc.*	120,772	1,901

		10,841

Construction & Engineering – 1.3%

Ameresco, Inc., Class A*	16,383	957

API Group Corp.(2) *	105,193	2,141

Arcosa, Inc.	25,690	1,289

Argan, Inc.	7,990	349

Comfort Systems U.S.A., Inc.	18,920	1,349

Concrete Pumping Holdings, Inc.*	13,890	119

Construction Partners, Inc., Class A*	15,478	516

Dycom Industries, Inc.*	15,850	1,129

EMCOR Group, Inc.	28,335	3,269

Fluor Corp.*	75,328	1,203

Granite Construction, Inc.	24,200	957

Great Lakes Dredge & Dock Corp.*	34,105	515

IES Holdings, Inc.*	4,647	212

Infrastructure and Energy Alternatives,Inc.*	14,718	168

INNOVATE Corp.*	25,430	104

Matrix Service Co.*	13,983	146

MYR Group, Inc.*	8,741	870

Northwest Pipe Co.*	5,194	123

NV5 Global, Inc.*	7,013	691

Primoris Services Corp.	28,281	693

Sterling Construction Co., Inc.*	14,932	339

Tutor Perini Corp.*	22,119	287

WillScot Mobile Mini Holdings Corp.*	111,020	3,522

		20,948

Construction Materials – 0.2%

Forterra, Inc.*	15,607	367

Summit Materials, Inc., Class A*	62,991	2,014

United States Lime & Minerals, Inc.	1,108	134

		2,515

Consumer Finance – 0.8%

Atlanticus Holdings Corp.*	2,874	153

Curo Group Holdings Corp.	11,305	196

Encore Capital Group, Inc.*	16,170	797

Enova International, Inc.*	19,181	663

EZCORP, Inc., Class A*	26,277	199

FirstCash, Inc.	21,092	1,846

Green Dot Corp., Class A*	28,370	1,428

LendingClub Corp.*	51,907	1,466

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Consumer Finance – 0.8% continued

LendingTree, Inc.*	6,161	$861

Navient Corp.	87,454	1,725

Nelnet, Inc., Class A	9,130	723

Oportun Financial Corp.*	11,194	280

PRA Group, Inc.*	24,094	1,015

PROG Holdings, Inc.	35,156	1,477

Regional Management Corp.	4,130	240

World Acceptance Corp.*	2,320	440

		13,509

Containers & Packaging – 0.2%

Greif, Inc., Class A	13,664	883

Greif, Inc., Class B	3,180	206

Myers Industries, Inc.	18,856	369

O-I Glass, Inc.*	83,814	1,196

Pactiv Evergreen, Inc.	23,022	288

Ranpak Holdings Corp.*	20,076	538

UFP Technologies, Inc.*	3,700	228

		3,708

Distributors – 0.0%

Funko, Inc., Class A*	14,230	259

Greenlane Holdings, Inc., Class A*	9,048	22

		281

Diversified Consumer Services – 0.7%

2U, Inc.*	38,024	1,276

Adtalem Global Education, Inc.*	26,256	993

American Public Education, Inc.*	9,993	256

Carriage Services, Inc.	8,652	386

Coursera, Inc.*	30,590	968

European Wax Center, Inc., Class A*	5,401	151

Graham Holdings Co., Class B	2,055	1,211

Houghton Mifflin Harcourt Co.*	67,398	905

Laureate Education, Inc., Class A*	52,546	893

OneSpaWorld Holdings Ltd.*	28,384	283

Perdoceo Education Corp.*	37,757	399

PowerSchool Holdings, Inc., Class A*	23,068	568

Regis Corp.*	12,903	45

StoneMor, Inc.*	17,788	44

Strategic Education, Inc.	12,930	912

Stride, Inc.*	21,602	776

Vivint Smart Home, Inc.*	49,138	464

WW International, Inc.*	28,235	515

		11,045

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	185	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Diversified Financial Services – 0.1%

Alerus Financial Corp.	8,095	$242

A-Mark Precious Metals, Inc.	4,684	281

Banco Latinoamericano de Comercio Exterior S.A., Class E	16,020	281

Cannae Holdings, Inc.*	44,954	1,398

Marlin Business Services Corp.	4,359	97

		2,299

Diversified Telecommunication Services – 0.6%

Anterix, Inc.*	6,114	371

ATN International, Inc.	5,900	276

Bandwidth, Inc., Class A*	12,221	1,103

Cogent Communications Holdings, Inc.	22,608	1,602

Consolidated Communications Holdings, Inc.*	39,112	360

Globalstar, Inc.*	325,581	544

IDT Corp., Class B*	10,731	450

Iridium Communications, Inc.*	62,673	2,498

Liberty Latin America Ltd., Class A*	22,428	293

Liberty Latin America Ltd., Class C*	81,662	1,071

Ooma, Inc.*	11,677	217

Radius Global Infrastructure, Inc., Class A*	31,575	516

		9,301

Electric Utilities – 0.6%

ALLETE, Inc.	27,864	1,659

MGE Energy, Inc.	19,294	1,418

Otter Tail Corp.	21,805	1,220

PNM Resources, Inc.	45,496	2,251

Portland General Electric Co.	47,906	2,251

Via Renewables, Inc.	6,444	66

		8,865

Electrical Equipment – 1.0%

Advent Technologies Holdings, Inc.*	8,487	74

Allied Motion Technologies, Inc.	5,938	186

American Superconductor Corp.*	14,611	213

Array Technologies, Inc.*	67,772	1,255

Atkore, Inc.*	24,471	2,127

AZZ, Inc.	13,111	697

Babcock & Wilcox Enterprises, Inc.*	29,746	191

Beam Global*	4,734	130

Bloom Energy Corp., Class A*	73,865	1,383

Encore Wire Corp.	10,675	1,012

EnerSys	22,743	1,693

Eos Energy Enterprises, Inc.*	22,989	323

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Electrical Equipment – 1.0% continued

FTC Solar, Inc.*	10,272	$80

FuelCell Energy, Inc.*	172,419	1,153

GrafTech International Ltd.	108,014	1,115

Powell Industries, Inc.	4,864	120

Preformed Line Products Co.	1,586	103

Romeo Power, Inc.*	67,364	333

Stem, Inc.*	25,962	620

Thermon Group Holdings, Inc.*	17,687	306

TPI Composites, Inc.*	19,412	655

Vicor Corp.*	11,196	1,502

		15,271

Electronic Equipment, Instruments & Components – 2.1%

908 Devices, Inc.*	6,914	225

Advanced Energy Industries, Inc.	20,413	1,791

Aeva Technologies, Inc.*	41,033	326

Akoustis Technologies, Inc.*	23,375	227

Arlo Technologies, Inc.*	44,276	284

Badger Meter, Inc.	15,482	1,566

Belden, Inc.	23,475	1,368

Benchmark Electronics, Inc.	18,861	504

CTS Corp.	16,810	520

Daktronics, Inc.*	18,881	102

ePlus, Inc.*	7,039	722

Fabrinet*	19,627	2,012

FARO Technologies, Inc.*	9,606	632

Identiv, Inc.*	11,311	213

II-VI, Inc.*	55,513	3,295

Insight Enterprises, Inc.*	18,267	1,645

Iteris, Inc.*	22,740	120

Itron, Inc.*	24,005	1,815

Kimball Electronics, Inc.*	12,931	333

Knowles Corp.*	46,855	878

Luna Innovations, Inc.*	16,525	157

Methode Electronics, Inc.	20,204	850

MicroVision, Inc.*	87,091	962

Napco Security Technologies, Inc.*	7,792	336

nLight, Inc.*	22,455	633

Novanta, Inc.*	18,731	2,894

OSI Systems, Inc.*	8,964	850

Ouster, Inc.*	15,729	115

PAR Technology Corp.*	12,866	791

PC Connection, Inc.	5,903	260

Plexus Corp.*	14,872	1,330

Rogers Corp.*	9,929	1,852

See Notes to the Financial Statements.

EQUITY FUNDS	186	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Electronic Equipment, Instruments & Components – 2.1% continued

Sanmina Corp.*	34,120	$1,315

ScanSource, Inc.*	13,503	470

TTM Technologies, Inc.*	56,742	713

Velodyne Lidar, Inc.*	40,323	239

Vishay Intertechnology, Inc.	70,718	1,421

Vishay Precision Group, Inc.*	6,419	223

		33,989

Energy Equipment & Services – 0.8%

Archrock, Inc.	71,071	586

Aspen Aerogels, Inc.*	11,795	543

Bristow Group, Inc.*	12,648	403

Cactus, Inc., Class A	28,854	1,088

ChampionX Corp.*	107,528	2,404

DMC Global, Inc.*	9,964	368

Dril-Quip, Inc.*	18,421	464

Frank’s International N.V.*	89,085	262

FTS International, Inc., Class A*	4,800	118

Helix Energy Solutions Group, Inc.*	76,732	298

Helmerich & Payne, Inc.	55,696	1,527

Liberty Oilfield Services, Inc., Class A*	48,533	589

Nabors Industries Ltd.*	3,790	366

National Energy Services Reunited Corp.*	20,383	255

Newpark Resources, Inc.*	48,605	160

NexTier Oilfield Solutions, Inc.*	90,724	417

Oceaneering International, Inc.*	52,671	702

Oil States International, Inc.*	32,516	208

Patterson-UTI Energy, Inc.	98,670	888

ProPetro Holding Corp.*	44,657	386

RPC, Inc.*	36,254	176

Select Energy Services, Inc., Class A*	32,559	169

Solaris Oilfield Infrastructure, Inc., Class A	16,607	138

TETRA Technologies, Inc.*	65,820	205

Tidewater, Inc.*	22,010	265

U.S. Silica Holdings, Inc.*	39,370	315

		13,300

Entertainment – 1.0%

AMC Entertainment Holdings, Inc., Class A*	274,017	10,429

Chicken Soup For The Soul Entertainment, Inc.*	3,806	87

Cinemark Holdings, Inc.*	57,268	1,100

CuriosityStream, Inc.*	14,069	148

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Entertainment – 1.0% continued

Eros STX Global Corp.*	170,471	$157

IMAX Corp.*	26,184	497

Liberty Media Corp.-Liberty Braves, Class A*	5,374	145

Liberty Media Corp.-Liberty Braves, Class C*	19,285	510

Lions Gate Entertainment Corp., Class A*	30,825	437

Lions Gate Entertainment Corp., Class B*	62,730	815

LiveXLive Media, Inc.*	30,900	92

Madison Square Garden Entertainment Corp.*	13,851	1,007

Marcus (The) Corp.*	12,248	214

		15,638

Equity Real Estate Investment Trusts – 6.0%

Acadia Realty Trust	45,801	935

Agree Realty Corp.	36,214	2,398

Alexander & Baldwin, Inc.	38,387	900

Alexander’s, Inc.	1,118	291

American Assets Trust, Inc.	26,469	991

American Finance Trust, Inc.	62,270	501

Apartment Investment and Management Co., Class A	79,908	547

Apple Hospitality REIT, Inc.	113,681	1,788

Armada Hoffler Properties, Inc.	31,817	425

Ashford Hospitality Trust, Inc.*	9,135	134

Braemar Hotels & Resorts, Inc.*	27,893	135

Brandywine Realty Trust	90,107	1,209

Broadstone Net Lease, Inc.	82,260	2,041

BRT Apartments Corp.	5,864	113

CareTrust REIT, Inc.	51,076	1,038

CatchMark Timber Trust, Inc., Class A	26,157	311

Centerspace	7,449	704

Chatham Lodging Trust*	24,907	305

City Office REIT, Inc.	22,993	411

Clipper Realty, Inc.	6,281	51

Columbia Property Trust, Inc.	60,859	1,158

Community Healthcare Trust, Inc.	12,476	564

CorePoint Lodging, Inc.*	21,130	328

Corporate Office Properties Trust	60,088	1,621

CTO Realty Growth, Inc.	3,222	173

DiamondRock Hospitality Co.*	110,450	1,044

DigitalBridge Group, Inc.*	257,410	1,552

Diversified Healthcare Trust	127,346	432

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	187	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Equity Real Estate Investment Trusts – 6.0% continued

Easterly Government Properties, Inc.	44,901	$928

EastGroup Properties, Inc.	21,166	3,527

Empire State Realty Trust, Inc., Class A	75,802	760

Equity Commonwealth	62,602	1,626

Essential Properties Realty Trust, Inc.	62,056	1,733

Farmland Partners, Inc.	15,075	181

Four Corners Property Trust, Inc.	40,306	1,083

Franklin Street Properties Corp.	55,445	257

GEO Group (The), Inc.	63,161	472

Getty Realty Corp.	21,073	618

Gladstone Commercial Corp.	19,401	408

Gladstone Land Corp.	15,022	342

Global Medical REIT, Inc.	31,459	462

Global Net Lease, Inc.	53,129	851

Healthcare Realty Trust, Inc.	77,287	2,302

Hersha Hospitality Trust*	17,399	162

Independence Realty Trust, Inc.	55,618	1,132

Indus Realty Trust, Inc.	2,361	166

Industrial Logistics Properties Trust	34,477	876

Innovative Industrial Properties, Inc.	12,577	2,907

iStar, Inc.	36,964	927

Kite Realty Group Trust	44,160	899

Lexington Realty Trust	146,412	1,867

LTC Properties, Inc.	20,616	653

Macerich (The) Co.	113,515	1,897

Mack-Cali Realty Corp.*	46,548	797

Monmouth Real Estate Investment Corp.	50,537	943

National Health Investors, Inc.	23,192	1,241

National Storage Affiliates Trust	43,225	2,282

NETSTREIT Corp.	20,939	495

NexPoint Residential Trust, Inc.	11,878	735

Office Properties Income Trust	25,343	642

One Liberty Properties, Inc.	8,563	261

Outfront Media, Inc.	77,240	1,946

Paramount Group, Inc.	99,044	890

Pebblebrook Hotel Trust	68,902	1,544

Phillips Edison & Co., Inc.	10,001	307

Physicians Realty Trust	114,805	2,023

Piedmont Office Realty Trust, Inc., Class A	65,816	1,147

Plymouth Industrial REIT, Inc.	15,364	350

Postal Realty Trust, Inc., Class A	6,583	123

PotlatchDeltic Corp.	35,097	1,810

Preferred Apartment Communities, Inc.	27,338	334

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Equity Real Estate Investment Trusts – 6.0% continued

PS Business Parks, Inc.	10,727	$1,681

Retail Opportunity Investments Corp.	63,162	1,100

Retail Properties of America, Inc., Class A	113,581	1,463

Retail Value, Inc.	9,371	247

RLJ Lodging Trust	87,536	1,301

RPT Realty	42,323	540

Ryman Hospitality Properties, Inc.*	28,536	2,388

Sabra Health Care REIT, Inc.	117,542	1,730

Safehold, Inc.	9,485	682

Saul Centers, Inc.	6,170	272

Seritage Growth Properties, Class A*	19,861	295

Service Properties Trust	87,015	975

SITE Centers Corp.	91,809	1,418

STAG Industrial, Inc.	86,909	3,411

Summit Hotel Properties, Inc.*	54,713	527

Sunstone Hotel Investors, Inc.*	115,420	1,378

Tanger Factory Outlet Centers, Inc.	54,653	891

Terreno Realty Corp.	37,042	2,342

UMH Properties, Inc.	22,323	511

Uniti Group, Inc.	103,241	1,277

Universal Health Realty Income Trust	6,896	381

Urban Edge Properties	61,266	1,122

Urstadt Biddle Properties, Inc., Class A	15,548	294

Washington Real Estate Investment Trust	44,947	1,112

Whitestone REIT	22,690	222

Xenia Hotels & Resorts, Inc.*	60,356	1,071

		95,637

Food & Staples Retailing – 0.9%

Andersons (The), Inc.	16,870	520

BJ’s Wholesale Club Holdings, Inc.*	72,796	3,998

Chefs’ Warehouse (The), Inc.*	16,505	538

HF Foods Group, Inc.*	19,476	118

Ingles Markets, Inc., Class A	7,392	488

MedAvail Holdings, Inc.*	6,396	19

Natural Grocers by Vitamin Cottage, Inc.	4,942	55

Performance Food Group Co.*	80,417	3,736

PriceSmart, Inc.	12,405	962

Rite Aid Corp.*	29,476	418

SpartanNash Co.	18,757	411

Sprouts Farmers Market, Inc.*	60,885	1,411

United Natural Foods, Inc.*	29,614	1,434

See Notes to the Financial Statements.

EQUITY FUNDS	188	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Food & Staples Retailing – 0.9% continued

Village Super Market, Inc., Class A	4,614	$100

Weis Markets, Inc.	8,637	454

		14,662

Food Products – 0.9%

AppHarvest, Inc.*	37,310	243

B&G Foods, Inc.	33,982	1,016

Calavo Growers, Inc.	9,165	350

Cal-Maine Foods, Inc.	18,825	681

Fresh Del Monte Produce, Inc.	17,980	579

Hostess Brands, Inc.*	69,363	1,205

J&J Snack Foods Corp.	7,797	1,192

John B. Sanfilippo & Son, Inc.	4,746	388

Laird Superfood, Inc.*	3,363	64

Lancaster Colony Corp.	10,087	1,703

Landec Corp.*	14,033	129

Limoneira Co.	8,076	131

Mission Produce, Inc.*	19,349	356

Sanderson Farms, Inc.	10,788	2,030

Seneca Foods Corp., Class A*	3,387	163

Simply Good Foods (The) Co.*	45,139	1,557

Tattooed Chef, Inc.*	25,320	467

Tootsie Roll Industries, Inc.	8,324	253

TreeHouse Foods, Inc.*	27,589	1,100

Utz Brands, Inc.	30,679	525

Vital Farms,Inc.*	13,183	232

Whole Earth Brands, Inc.*	20,065	232

		14,596

Gas Utilities – 0.8%

Brookfield Infrastructure Corp., Class A	28,465	1,705

Chesapeake Utilities Corp.	9,130	1,096

New Jersey Resources Corp.	51,275	1,785

Northwest Natural Holding Co.	16,142	742

ONE Gas, Inc.	28,042	1,777

South Jersey Industries, Inc.	54,671	1,162

Southwest Gas Holdings, Inc.	31,534	2,109

Spire, Inc.	26,950	1,649

		12,025

Health Care Equipment & Supplies – 3.5%

Accelerate Diagnostics, Inc.*	17,846	104

Accuray, Inc.*	49,581	196

Acutus Medical, Inc.*	10,126	90

Alphatec Holdings, Inc.*	37,771	460

AngioDynamics, Inc.*	19,444	504

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Health Care Equipment & Supplies – 3.5% continued

Apyx Medical Corp.*	16,697	$231

Asensus Surgical, Inc.*	125,631	232

Aspira Women’s Health, Inc.*	39,073	127

AtriCure, Inc.*	23,752	1,652

Atrion Corp.	748	522

Avanos Medical, Inc.*	25,474	795

Axogen, Inc.*	20,482	324

Axonics, Inc.*	24,281	1,580

BioLife Solutions, Inc.*	12,864	544

Bioventus, Inc., Class A*	8,551	121

Butterfly Network, Inc.*	96,803	1,011

Cardiovascular Systems, Inc.*	20,778	682

Cerus Corp.*	88,657	540

ClearPoint Neuro, Inc.*	10,240	182

CONMED Corp.	15,404	2,015

CryoLife, Inc.*	20,408	455

CryoPort, Inc.*	21,515	1,431

Cutera, Inc.*	9,441	440

CVRx, Inc.*	4,331	72

CytoSorbents Corp.*	22,191	180

DarioHealth Corp.*	7,255	99

Eargo, Inc.*	10,529	71

Glaukos Corp.*	23,833	1,148

Haemonetics Corp.*	26,780	1,890

Heska Corp.*	5,182	1,340

Inari Medical, Inc.*	18,028	1,462

Inogen, Inc.*	10,479	452

Integer Holdings Corp.*	17,424	1,557

Intersect ENT, Inc.*	17,861	486

Invacare Corp.*	18,080	86

iRadimed Corp.*	3,303	111

iRhythm Technologies, Inc.*	15,643	916

Lantheus Holdings, Inc.*	35,659	916

LeMaitre Vascular, Inc.	10,034	533

LivaNova PLC*	28,361	2,246

Meridian Bioscience, Inc.*	22,870	440

Merit Medical Systems, Inc.*	27,239	1,956

Mesa Laboratories, Inc.	2,660	804

Misonix, Inc.*	6,591	167

Natus Medical, Inc.*	17,704	444

Neogen Corp.*	57,183	2,483

Neuronetics, Inc.*	13,495	89

NeuroPace, Inc.*	3,725	59

Nevro Corp.*	18,358	2,136

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	189	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Health Care Equipment & Supplies – 3.5% continued

NuVasive, Inc.*	27,484	$1,645

OraSure Technologies, Inc.*	38,369	434

Ortho Clinical Diagnostics Holdings PLC*	58,712	1,085

Orthofix Medical, Inc.*	9,874	376

OrthoPediatrics Corp.*	7,273	476

Outset Medical, Inc.*	24,261	1,199

PAVmed, Inc.*	38,618	330

Pulmonx Corp.*	13,920	501

Pulse Biosciences, Inc.*	7,483	162

Quotient Ltd.*	42,228	99

Retractable Technologies, Inc.*	9,318	103

RxSight, Inc.*	4,416	56

SeaSpine Holdings Corp.*	17,066	268

Senseonics Holdings, Inc.*	228,465	774

Shockwave Medical, Inc.*	17,904	3,686

SI-BONE, Inc.*	17,478	374

Sientra, Inc.*	30,870	177

Sight Sciences, Inc.*	5,952	135

Silk Road Medical, Inc.*	17,964	989

Soliton, Inc.*	6,203	126

STAAR Surgical Co.*	25,224	3,242

Stereotaxis, Inc.*	26,677	144

Surmodics, Inc.*	7,087	394

Tactile Systems Technology, Inc.*	10,067	447

Talis Biomedical Corp.*	7,794	49

TransMedics Group, Inc.*	13,907	460

Treace Medical Concepts, Inc.*	5,940	160

Utah Medical Products, Inc.	1,745	162

Vapotherm, Inc.*	12,218	272

Varex Imaging Corp.*	20,220	570

ViewRay, Inc.*	74,046	534

Zynex, Inc.*	10,457	119

		55,929

Health Care Providers & Services – 2.9%

1Life Healthcare, Inc.*	61,812	1,252

Accolade, Inc.*	26,655	1,124

AdaptHealth Corp.*	37,965	884

Addus HomeCare Corp.*	8,137	649

Agiliti, Inc.*	12,549	239

Alignment Healthcare, Inc.*	14,183	227

AMN Healthcare Services, Inc.*	25,037	2,873

Apollo Medical Holdings, Inc.*	20,007	1,822

Apria, Inc.*	8,062	299

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Health Care Providers & Services – 2.9% continued

Aveanna Healthcare Holdings, Inc.*	21,012	$168

Biodesix, Inc.*	6,603	54

Brookdale Senior Living, Inc.*	97,592	615

Castle Biosciences, Inc.*	11,273	750

Community Health Systems, Inc.*	66,612	779

CorVel Corp.*	4,681	872

Covetrus, Inc.*	54,809	994

Cross Country Healthcare, Inc.*	19,266	409

Ensign Group (The), Inc.	27,890	2,089

Exagen, Inc.*	5,563	76

Fulgent Genetics, Inc.*	11,054	994

Hanger, Inc.*	19,725	433

HealthEquity, Inc.*	43,408	2,811

InfuSystem Holdings, Inc.*	9,775	127

Innovage Holding Corp.*	9,858	65

Joint (The) Corp.*	7,315	717

LHC Group, Inc.*	16,223	2,546

LifeStance Health Group, Inc.*	24,825	360

Magellan Health, Inc.*	12,590	1,190

MEDNAX, Inc.*	40,357	1,147

ModivCare, Inc.*	6,591	1,197

National HealthCare Corp.	6,738	471

National Research Corp.	7,495	316

Ontrak, Inc.*	4,729	47

Option Care Health, Inc.*	79,415	1,927

Owens & Minor, Inc.	38,499	1,205

Patterson Cos., Inc.	45,500	1,371

Pennant Group (The), Inc.*	13,748	386

PetIQ, Inc.*	14,329	358

Privia Health Group, Inc.*	10,652	251

Progyny, Inc.*	33,481	1,875

R1 RCM, Inc.*	63,069	1,388

RadNet, Inc.*	23,984	703

Select Medical Holdings Corp.	58,663	2,122

Sharps Compliance Corp.*	7,848	65

SOC Telemed, Inc.*	32,091	73

Surgery Partners, Inc.*	16,764	710

Tenet Healthcare Corp.*	56,382	3,746

Tivity Health, Inc.*	23,193	535

Triple-S Management Corp.*	12,154	430

U.S. Physical Therapy, Inc.	6,751	747

Viemed Healthcare, Inc.*	19,019	106

		46,594

See Notes to the Financial Statements.

EQUITY FUNDS	190	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Health Care Technology – 1.3%

Allscripts Healthcare Solutions, Inc.*	65,563	$877

American Well Corp., Class A*	97,006	884

Castlight Health, Inc., Class B*	65,343	103

Computer Programs and Systems, Inc.*	7,312	259

Convey Holding Parent, Inc.*	7,151	60

Evolent Health, Inc., Class A*	41,067	1,273

Forian, Inc.*	9,985	103

Health Catalyst, Inc.*	26,551	1,328

HealthStream, Inc.*	13,587	388

iCAD, Inc.*	11,857	128

Inovalon Holdings, Inc., Class A*	40,093	1,615

Inspire Medical Systems, Inc.*	14,271	3,323

Multiplan Corp.*	121,636	685

NantHealth, Inc.*	14,697	24

NextGen Healthcare, Inc.*	29,448	415

Omnicell, Inc.*	22,841	3,390

OptimizeRx Corp.*	9,042	774

Phreesia, Inc.*	25,883	1,597

Schrodinger, Inc.*	24,016	1,313

Simulations Plus, Inc.	8,212	324

Tabula Rasa HealthCare, Inc.*	11,717	307

Vocera Communications, Inc.*	18,229	834

		20,004

Hotels, Restaurants & Leisure – 2.4%

Accel Entertainment, Inc.*	30,221	367

Bally’s Corp.*	17,285	867

Biglari Holdings, Inc., Class B*	437	75

BJ’s Restaurants, Inc.*	11,865	496

Bloomin’ Brands, Inc.*	46,953	1,174

Bluegreen Vacations Holding Corp.*	8,114	209

Brinker International, Inc.*	24,083	1,181

Carrols Restaurant Group, Inc.	17,616	64

Century Casinos, Inc.*	14,614	197

Cheesecake Factory (The), Inc.*	24,430	1,148

Chuy’s Holdings, Inc.*	10,690	337

Cracker Barrel Old Country Store, Inc.	12,582	1,759

Dave & Buster’s Entertainment, Inc.*	22,880	877

Del Taco Restaurants, Inc.	16,113	141

Denny’s Corp.*	33,004	539

Dine Brands Global, Inc.*	8,619	700

Drive Shack, Inc.*	44,356	125

El Pollo Loco Holdings, Inc.*	10,118	171

Esports Technologies, Inc.*	5,920	199

Everi Holdings, Inc.*	45,242	1,094

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Hotels, Restaurants & Leisure – 2.4% continued

F45 Training Holdings, Inc.*	10,882	$163

Fiesta Restaurant Group, Inc.*	9,494	104

Full House Resorts, Inc.*	17,568	186

GAN Ltd.*	21,533	320

Golden Entertainment, Inc.*	9,192	451

Golden Nugget Online Gaming, Inc.*	21,372	371

Hall of Fame Resort & Entertainment Co.*	29,913	79

Hilton Grand Vacations, Inc.*	45,420	2,161

International Game Technology PLC*	53,039	1,396

Jack in the Box, Inc.	11,561	1,125

Krispy Kreme, Inc.*	11,657	163

Kura Sushi U.S.A., Inc., Class A*	2,128	93

Lindblad Expeditions Holdings, Inc.*	16,492	241

Monarch Casino & Resort, Inc.*	6,819	457

Nathan’s Famous, Inc.	1,545	95

NEOGAMES S.A.*	2,999	110

Noodles & Co.*	21,885	258

ONE Group Hospitality (The), Inc.*	11,018	118

Papa John’s International, Inc.	17,571	2,231

PlayAGS, Inc.*	14,779	116

RCI Hospitality Holdings, Inc.	4,483	307

Red Robin Gourmet Burgers, Inc.*	8,374	193

Red Rock Resorts, Inc., Class A*	32,673	1,674

Rush Street Interactive, Inc.*	28,810	553

Ruth’s Hospitality Group, Inc.*	17,605	365

Scientific Games Corp.*	51,046	4,240

SeaWorld Entertainment, Inc.*	27,325	1,512

Shake Shack, Inc., Class A*	19,841	1,557

Target Hospitality Corp.*	13,017	49

Texas Roadhouse, Inc.	37,169	3,395

Wingstop, Inc.	15,851	2,598

Xponential Fitness, Inc., Class A*	4,877	62

		38,463

Household Durables – 1.8%

Aterian, Inc.*	13,955	151

Bassett Furniture Industries, Inc.	4,947	90

Beazer Homes U.S.A., Inc.*	15,756	272

Casper Sleep, Inc.*	15,823	68

Cavco Industries, Inc.*	4,897	1,159

Century Communities, Inc.	15,900	977

Ethan Allen Interiors, Inc.	11,734	278

Flexsteel Industries, Inc.	3,569	110

GoPro, Inc., Class A*	67,671	633

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	191	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Household Durables – 1.8% continued

Green Brick Partners, Inc.*	16,504	$339

Hamilton Beach Brands Holding Co., Class A	3,992	63

Helen of Troy Ltd.*	12,802	2,876

Hooker Furnishings Corp.	6,299	170

Hovnanian Enterprises, Inc., Class A*	2,746	265

Installed Building Products, Inc.	12,587	1,349

iRobot Corp.*	14,841	1,165

KB Home	44,405	1,728

Landsea Homes Corp.*	5,327	46

La-Z-Boy, Inc.	23,767	766

Legacy Housing Corp.*	4,361	78

LGI Homes, Inc.*	11,624	1,650

Lifetime Brands, Inc.	6,736	122

Lovesac (The) Co.*	6,851	453

M/I Homes, Inc.*	15,082	872

MDC Holdings, Inc.	30,315	1,416

Meritage Homes Corp.*	19,906	1,931

Purple Innovation, Inc.*	30,386	639

Skyline Champion Corp.*	27,868	1,674

Snap One Holdings Corp.*	7,044	117

Sonos, Inc.*	63,817	2,065

Taylor Morrison Home Corp.*	64,684	1,668

Traeger, Inc.*	12,034	252

Tri Pointe Homes, Inc.*	59,855	1,258

Tupperware Brands Corp.*	26,589	562

Universal Electronics, Inc.*	7,013	345

VOXX International Corp.*	8,360	96

Vuzix Corp.*	31,498	329

Weber, Inc., Class A*	9,053	159

		28,191

Household Products – 0.3%

Central Garden & Pet Co.*	5,268	253

Central Garden & Pet Co., Class A*	21,397	920

Energizer Holdings, Inc.	36,074	1,409

Oil-Dri Corp. of America	2,780	97

WD-40 Co.	7,252	1,679

		4,358

Independent Power & Renewable Electricity Producers – 0.3%

Clearway Energy, Inc., Class A	18,797	530

Clearway Energy, Inc., Class C	43,365	1,313

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Independent Power & Renewable Electricity Producers – 0.3% continued

Ormat Technologies, Inc.	24,057	$1,602

Sunnova Energy International, Inc.*	45,627	1,503

		4,948

Industrial Conglomerates – 0.1%

Raven Industries, Inc.*	18,919	1,090

Insurance – 1.8%

Ambac Financial Group, Inc.*	24,428	350

American Equity Investment Life Holding Co.	43,876	1,297

American National Group, Inc.	4,004	757

AMERISAFE, Inc.	10,291	578

Argo Group International Holdings Ltd.	16,784	876

Bright Health Group, Inc.*	28,280	231

BRP Group, Inc., Class A*	24,780	825

Citizens, Inc.*	26,954	167

CNO Financial Group, Inc.	67,619	1,592

Crawford & Co., Class A	8,545	77

Donegal Group, Inc., Class A	8,037	116

eHealth, Inc.*	13,091	530

Employers Holdings, Inc.	15,286	604

Enstar Group Ltd.*	6,592	1,547

Genworth Financial, Inc., Class A*	269,068	1,009

Goosehead Insurance, Inc., Class A	9,398	1,431

Greenlight Capital Re Ltd., Class A*	12,852	95

HCI Group, Inc.	3,043	337

Heritage Insurance Holdings, Inc.	13,917	95

Horace Mann Educators Corp.	22,115	880

Independence Holding Co.	2,246	111

Investors Title Co.	702	128

James River Group Holdings Ltd.	19,523	737

Kinsale Capital Group, Inc.	11,412	1,845

Maiden Holdings Ltd.*	37,338	118

MBIA, Inc.*	25,728	331

MetroMile, Inc.*	20,467	73

National Western Life Group, Inc., Class A	1,378	290

NI Holdings, Inc.*	4,291	75

Palomar Holdings, Inc.*	13,032	1,053

ProAssurance Corp.	28,409	676

RLI Corp.	21,259	2,132

Safety Insurance Group, Inc.	7,772	616

Selective Insurance Group, Inc.	31,562	2,384

Selectquote, Inc.*	71,061	919

See Notes to the Financial Statements.

EQUITY FUNDS	192	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Insurance – 1.8% continued

SiriusPoint Ltd.*	46,588	$431

State Auto Financial Corp.	9,469	482

Stewart Information Services Corp.	14,156	896

Tiptree, Inc.	12,266	123

Trean Insurance Group, Inc.*	9,480	98

Trupanion, Inc.*	20,256	1,573

United Fire Group, Inc.	11,299	261

United Insurance Holdings Corp.	11,195	41

Universal Insurance Holdings, Inc.	14,320	187

		28,974

Interactive Media & Services – 0.4%

Cargurus, Inc.*	50,101	1,574

Cars.com, Inc.*	35,994	455

Eventbrite, Inc., Class A*	39,709	751

EverQuote, Inc., Class A*	10,239	191

fuboTV, Inc.*	69,760	1,671

Liberty TripAdvisor Holdings, Inc., Class A*	39,178	121

MediaAlpha, Inc., Class A*	11,315	211

Outbrain, Inc.*	4,310	64

QuinStreet, Inc.*	26,002	457

TrueCar, Inc.*	51,205	213

Yelp, Inc.*	37,900	1,411

		7,119

Internet & Direct Marketing Retail – 0.8%

1-800-Flowers.com, Inc., Class A*	14,295	436

1stdibs.com, Inc.*	3,600	45

CarParts.com, Inc.*	26,136	408

Duluth Holdings, Inc., Class B*	6,547	89

Groupon, Inc.*	12,641	288

Lands’ End, Inc.*	7,698	181

Liquidity Services, Inc.*	14,230	308

Overstock.com, Inc.*	22,818	1,778

PetMed Express, Inc.	10,566	284

Porch Group, Inc.*	41,312	730

Quotient Technology, Inc.*	47,651	277

RealReal (The), Inc.*	42,166	556

Revolve Group, Inc.*	19,044	1,176

Shutterstock, Inc.	12,421	1,408

Stamps.com, Inc.*	9,447	3,116

Stitch Fix, Inc., Class A*	31,345	1,252

Xometry, Inc., Class A*	4,314	249

		12,581

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

IT Services – 1.6%

BigCommerce Holdings, Inc., Class 1*	25,659	$1,299

Brightcove, Inc.*	21,826	252

Cantaloupe, Inc.*	31,228	337

Cass Information Systems, Inc.	7,427	311

Conduent, Inc.*	89,825	592

CSG Systems International, Inc.	17,225	830

DigitalOcean Holdings, Inc.*	26,285	2,041

EVERTEC, Inc.	32,167	1,471

Evo Payments, Inc., Class A*	24,987	592

ExlService Holdings, Inc.*	17,443	2,148

Flywire Corp.*	6,489	284

GreenBox POS*	9,715	81

GreenSky, Inc., Class A*	38,496	430

Grid Dynamics Holdings, Inc.*	22,235	650

Hackett Group (The), Inc.	12,738	250

I3 Verticals, Inc., Class A*	11,258	273

IBEX Holdings Ltd.*	3,014	51

International Money Express, Inc.*	17,225	288

Limelight Networks, Inc.*	67,162	160

LiveRamp Holdings, Inc.*	35,049	1,655

Marathon Digital Holdings, Inc.*	50,630	1,599

Maximus, Inc.	32,599	2,712

MoneyGram International, Inc.*	48,025	385

Paya Holdings, Inc.*	43,253	470

Perficient, Inc.*	17,263	1,997

Priority Technology Holdings, Inc.*	5,496	37

Rackspace Technology, Inc.*	29,239	416

Repay Holdings Corp.*	45,875	1,056

StarTek, Inc.*	8,886	49

TTEC Holdings, Inc.	9,807	917

Tucows, Inc., Class A*	5,157	407

Unisys Corp.*	34,740	873

Verra Mobility Corp.*	70,880	1,068

		25,981

Leisure Products – 0.5%

Acushnet Holdings Corp.	18,203	850

American Outdoor Brands, Inc.*	7,569	186

AMMO, Inc.*	46,105	283

Callaway Golf Co.*	61,406	1,697

Clarus Corp.	12,630	324

Escalade, Inc.	5,447	103

Genius Brands International, Inc.*	151,509	206

Johnson Outdoors, Inc., Class A	2,731	289

Latham Group, Inc.*	12,445	204

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	193	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Leisure Products – 0.5% continued

Malibu Boats, Inc., Class A*	10,975	$768

Marine Products Corp.	4,159	52

MasterCraft Boat Holdings, Inc.*	10,098	253

Nautilus, Inc.*	16,198	151

Smith & Wesson Brands, Inc.	25,655	533

Sturm Ruger & Co., Inc.	9,210	679

Vista Outdoor, Inc.*	30,510	1,230

		7,808

Life Sciences Tools & Services – 0.9%

Absci Corp.*	7,409	86

Akoya Biosciences, Inc.*	4,053	57

Alpha Teknova, Inc.*	3,708	92

Berkeley Lights, Inc.*	25,576	500

Bionano Genomics, Inc.*	148,993	819

ChromaDex Corp.*	25,170	158

Codex DNA, Inc.*	4,123	46

Codexis, Inc.*	31,760	739

Cytek Biosciences, Inc.*	8,578	184

Fluidigm Corp.*	40,831	269

Harvard Bioscience, Inc.*	21,006	147

Inotiv, Inc.*	6,957	203

Medpace Holdings, Inc.*	15,374	2,910

NanoString Technologies, Inc.*	24,027	1,153

NeoGenomics, Inc.*	60,161	2,902

Pacific Biosciences of California, Inc.*	103,196	2,637

Personalis, Inc.*	18,788	361

Quanterix Corp.*	16,341	814

Rapid Micro Biosystems, Inc., Class A*	4,269	79

Seer, Inc.*	22,003	760

Singular Genomics Systems, Inc.*	6,309	71

		14,987

Machinery – 3.8%

AgEagle Aerial Systems, Inc.*	36,127	109

Alamo Group, Inc.	5,255	733

Albany International Corp., Class A	16,300	1,253

Altra Industrial Motion Corp.	34,370	1,902

Astec Industries, Inc.	11,975	644

Barnes Group, Inc.	25,048	1,045

Blue Bird Corp.*	8,475	177

Chart Industries, Inc.*	19,383	3,704

CIRCOR International, Inc.*	9,880	326

Columbus McKinnon Corp.	14,688	710

Commercial Vehicle Group, Inc.*	17,205	163

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Machinery – 3.8% continued

Desktop Metal, Inc., Class A*	80,752	$579

Douglas Dynamics, Inc.	11,844	430

Energy Recovery, Inc.*	22,623	431

Enerpac Tool Group Corp.	31,960	663

EnPro Industries, Inc.	10,929	952

ESCO Technologies, Inc.	13,537	1,042

Evoqua Water Technologies Corp.*	61,425	2,307

ExOne (The) Co.*	9,148	214

Federal Signal Corp.	31,973	1,235

Franklin Electric Co., Inc.	24,685	1,971

Gorman-Rupp (The) Co.	11,903	426

Greenbrier (The) Cos., Inc.	16,864	725

Helios Technologies, Inc.	17,151	1,408

Hillenbrand, Inc.	38,695	1,650

Hydrofarm Holdings Group, Inc.*	20,849	789

Hyliion Holdings Corp.*	62,851	528

Hyster-Yale Materials Handling, Inc.	5,358	269

John Bean Technologies Corp.	16,665	2,342

Kadant, Inc.	6,108	1,247

Kennametal, Inc.	44,363	1,519

Lindsay Corp.	5,767	875

Luxfer Holdings PLC	14,296	281

Lydall, Inc.*	9,379	582

Manitowoc (The) Co., Inc.*	18,416	395

Mayville Engineering Co., Inc.*	4,802	90

Meritor, Inc.*	36,151	770

Miller Industries, Inc.	5,966	203

Mueller Industries, Inc.	29,797	1,225

Mueller Water Products, Inc., Class A	83,379	1,269

Nikola Corp.*	119,340	1,273

NN, Inc.*	22,912	120

Omega Flex, Inc.	1,663	237

Park-Ohio Holdings Corp.	4,566	117

Proto Labs, Inc.*	14,741	982

RBC Bearings, Inc.*	14,840	3,149

REV Group, Inc.	15,269	262

Rexnord Corp.	64,458	4,144

Shyft Group (The), Inc.	18,305	696

SPX Corp.*	23,250	1,243

SPX FLOW, Inc.	22,053	1,612

Standex International Corp.	6,375	631

Tennant Co.	9,768	722

Terex Corp.	36,291	1,528

Titan International, Inc.*	27,466	197

See Notes to the Financial Statements.

EQUITY FUNDS	194	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Machinery – 3.8% continued

TriMas Corp.*	22,866	$740

Trinity Industries, Inc.	42,121	1,145

Wabash National Corp.	26,784	405

Watts Water Technologies, Inc., Class A	14,620	2,458

Welbilt, Inc.*	69,371	1,612

		60,456

Marine – 0.2%

Costamare, Inc.	28,324	439

Eagle Bulk Shipping, Inc.*	4,758	240

Genco Shipping & Trading Ltd.	17,237	347

Matson, Inc.	22,812	1,841

Safe Bulkers, Inc.*	33,121	171

		3,038

Media – 1.2%

Advantage Solutions, Inc.*	40,969	354

AMC Networks, Inc., Class A*	15,596	727

Audacy, Inc.*	63,267	233

Boston Omaha Corp., Class A*	9,473	367

Cardlytics, Inc.*	16,957	1,423

Clear Channel Outdoor Holdings, Inc.*	194,723	528

comScore, Inc.*	37,482	146

Daily Journal Corp.*	644	206

Digital Media Solutions, Inc., Class A*	1,696	12

Emerald Holding, Inc.*	13,012	57

Entravision Communications Corp., Class A	32,367	230

EW Scripps (The) Co., Class A	30,190	545

Fluent, Inc.*	22,564	51

Gannett Co., Inc.*	75,454	504

Gray Television, Inc.	45,242	1,032

Hemisphere Media Group, Inc.*	8,588	105

iHeartMedia, Inc., Class A*	59,379	1,486

Integral Ad Science Holding Corp.*	9,080	187

John Wiley & Sons, Inc., Class A	22,880	1,195

Loral Space & Communications, Inc.	6,885	296

Magnite, Inc.*	68,894	1,929

Meredith Corp.*	21,150	1,178

National CineMedia, Inc.	32,062	114

Scholastic Corp.	14,049	501

Sinclair Broadcast Group, Inc., Class A	24,283	769

Stagwell, Inc.*	33,085	254

TechTarget, Inc.*	13,523	1,115

TEGNA, Inc.	117,430	2,316

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Media – 1.2% continued

Thryv Holdings, Inc.*	4,043	$122

WideOpenWest, Inc.*	27,599	542

		18,524

Metals & Mining – 1.2%

Allegheny Technologies, Inc.*	67,502	1,123

Arconic Corp.*	58,593	1,848

Carpenter Technology Corp.	25,240	826

Century Aluminum Co.*	27,537	370

Coeur Mining, Inc.*	135,566	836

Commercial Metals Co.	63,841	1,945

Compass Minerals International, Inc.	18,153	1,169

Constellium S.E.*	65,101	1,223

Ferroglobe Representation & Warranty Insurance Trust(3) *	38,340	—

Gatos Silver, Inc.*	24,823	289

Haynes International, Inc.	6,711	250

Hecla Mining Co.	282,022	1,551

Kaiser Aluminum Corp.	8,376	913

Materion Corp.	10,775	740

MP Materials Corp.*	38,705	1,247

Novagold Resources, Inc.*	125,602	864

Olympic Steel, Inc.	5,032	123

Perpetua Resources Corp.*	14,429	72

PolyMet Mining Corp.*	15,497	47

Ryerson Holding Corp.	8,816	196

Schnitzer Steel Industries, Inc., Class A	13,668	599

SunCoke Energy, Inc.	44,576	280

TimkenSteel Corp.*	24,627	322

Warrior Met Coal, Inc.	27,594	642

Worthington Industries, Inc.	17,809	938

		18,413

Mortgage Real Estate Investment Trusts – 1.3%

AFC Gamma, Inc.	4,637	100

Angel Oak Mortgage, Inc.	3,802	64

Apollo Commercial Real Estate Finance, Inc.	74,524	1,105

Arbor Realty Trust, Inc.	72,192	1,338

Ares Commercial Real Estate Corp.	22,977	347

ARMOUR Residential REIT, Inc.	43,868	473

Blackstone Mortgage Trust, Inc., Class A	78,830	2,390

BrightSpire Capital, Inc.	44,319	416

Broadmark Realty Capital, Inc.	68,230	673

Capstead Mortgage Corp.	51,436	344

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	195	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Mortgage Real Estate Investment Trusts – 1.3% continued

Chimera Investment Corp.	125,677	$1,866

Dynex Capital, Inc.	17,604	304

Ellington Financial, Inc.	24,984	457

Granite Point Mortgage Trust, Inc.	28,732	378

Great Ajax Corp.	11,030	149

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,708	2,177

Invesco Mortgage Capital, Inc.	156,234	492

KKR Real Estate Finance Trust, Inc.	17,433	368

Ladder Capital Corp.	60,139	665

MFA Financial, Inc.	235,029	1,074

New York Mortgage Trust, Inc.	201,114	857

Orchid Island Capital, Inc.	65,767	322

PennyMac Mortgage Investment Trust	52,017	1,024

Ready Capital Corp.	30,492	440

Redwood Trust, Inc.	59,975	773

TPG RE Finance Trust, Inc.	31,491	390

Two Harbors Investment Corp.	166,765	1,057

		20,043

Multiline Retail – 0.4%

Big Lots, Inc.	18,161	787

Dillard’s, Inc., Class A	3,222	556

Franchise Group, Inc.	14,942	529

Macy’s, Inc.	166,762	3,769

		5,641

Multi-Utilities – 0.3%

Avista Corp.	36,799	1,439

Black Hills Corp.	33,502	2,102

NorthWestern Corp.	27,602	1,582

PNM Resources, Inc. - (Fractional Shares)(3)	50,000	—

Unitil Corp.	8,222	352

		5,475

Oil, Gas & Consumable Fuels – 3.6%

Aemetis, Inc.*	14,417	264

Alto Ingredients, Inc.*	38,346	189

Altus Midstream Co., Class A	1,749	121

Antero Resources Corp.*	151,898	2,857

Arch Resources, Inc.*	8,106	752

Berry Corp.	36,183	261

Bonanza Creek Energy, Inc.	16,337	783

Brigham Minerals, Inc., Class A	22,835	437

California Resources Corp.*	43,857	1,798

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Oil, Gas & Consumable Fuels – 3.6% continued

Callon Petroleum Co.*	21,155	$1,038

Centennial Resource Development, Inc.,Class A*	95,541	640

Centrus Energy Corp., Class A*	5,168	200

Chesapeake Energy Corp.	52,438	3,230

Clean Energy Fuels Corp.*	81,921	668

CNX Resources Corp.*	114,860	1,450

Comstock Resources, Inc.*	49,105	508

CONSOL Energy, Inc.*	18,368	478

Contango Oil & Gas Co.*	78,812	360

CVR Energy, Inc.	15,887	265

Delek U.S. Holdings, Inc.*	34,655	623

Denbury, Inc.*	26,769	1,880

DHT Holdings, Inc.	74,496	486

Dorian LPG Ltd.	16,424	204

Earthstone Energy, Inc., Class A*	12,883	119

Energy Fuels, Inc.*	79,036	555

Equitrans Midstream Corp.	217,139	2,202

Extraction Oil & Gas, Inc.*	8,203	463

Falcon Minerals Corp.	21,154	99

Frontline Ltd.*	62,941	590

Gevo, Inc.*	103,221	685

Golar LNG Ltd.*	54,356	705

Green Plains, Inc.*	25,555	834

HighPeak Energy, Inc.	2,749	25

International Seaways, Inc.	24,146	440

Kosmos Energy Ltd.*	213,974	633

Laredo Petroleum, Inc.*	6,746	547

Magnolia Oil & Gas Corp., Class A	73,730	1,312

Matador Resources Co.	58,730	2,234

Meta Materials, Inc.*	115,745	669

Murphy Oil Corp.	77,663	1,939

Nordic American Tankers Ltd.	81,868	210

Northern Oil and Gas, Inc.	27,599	591

Oasis Petroleum, Inc.	10,691	1,063

Ovintiv, Inc.	139,114	4,574

Par Pacific Holdings, Inc.*	23,409	368

PBF Energy, Inc., Class A*	51,654	670

PDC Energy, Inc.	52,689	2,497

Peabody Energy Corp.*	43,123	638

Penn Virginia Corp.*	8,269	221

Range Resources Corp.*	126,924	2,872

Renewable Energy Group, Inc.*	23,756	1,193

REX American Resources Corp.*	2,847	227

See Notes to the Financial Statements.

EQUITY FUNDS	196	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Oil, Gas & Consumable Fuels – 3.6% continued

Riley Exploration Permian, Inc.	1,294	$30

Scorpio Tankers, Inc.	26,165	485

SFL Corp. Ltd.	54,897	460

SM Energy Co.	63,659	1,679

Southwestern Energy Co.*	359,703	1,993

Talos Energy, Inc.*	19,783	272

Teekay Corp.*	37,335	137

Teekay Tankers Ltd., Class A*	12,830	186

Tellurian, Inc.*	190,421	745

Uranium Energy Corp.*	123,362	376

Ur-Energy, Inc.*	97,156	167

Vine Energy, Inc., Class A*	13,397	221

W&T Offshore, Inc.*	50,399	187

Whiting Petroleum Corp.*	20,894	1,220

World Fuel Services Corp.	33,110	1,113

		57,938

Paper & Forest Products – 0.2%

Clearwater Paper Corp.*	8,841	339

Domtar Corp.*	26,534	1,447

Glatfelter Corp.	23,457	331

Neenah, Inc.	8,821	411

Schweitzer-Mauduit International, Inc.	16,499	572

Verso Corp., Class A	14,272	296

		3,396

Personal Products – 0.5%

Beauty Health (The) Co.*	46,271	1,202

BellRing Brands, Inc., Class A*	21,035	647

Edgewell Personal Care Co.	28,782	1,045

elf Beauty, Inc.*	25,318	735

Honest (The) Co., Inc.*	13,421	139

Inter Parfums, Inc.	9,438	706

Medifast, Inc.	6,180	1,190

Nature’s Sunshine Products, Inc.	6,354	93

Nu Skin Enterprises, Inc., Class A	26,340	1,066

Revlon, Inc., Class A*	3,735	38

USANA Health Sciences, Inc.*	6,677	616

Veru, Inc.*	34,395	293

		7,770

Pharmaceuticals – 1.6%

9 Meters Biopharma, Inc.*	118,830	154

Aclaris Therapeutics, Inc.*	27,319	492

Aerie Pharmaceuticals, Inc.*	22,720	259

Amneal Pharmaceuticals, Inc.*	53,514	286

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Pharmaceuticals – 1.6% continued

Amphastar Pharmaceuticals, Inc.*	19,254	$366

Ampio Pharmaceuticals, Inc.*	103,843	172

Angion Biomedica Corp.*	11,634	114

ANI Pharmaceuticals, Inc.*	5,258	173

Antares Pharma, Inc.*	86,935	316

Arvinas, Inc.*	23,148	1,902

Atea Pharmaceuticals, Inc.*	34,234	1,200

Athira Pharma, Inc.*	17,376	163

Avalo Therapeutics, Inc.*	28,500	62

Axsome Therapeutics, Inc.*	14,903	491

BioDelivery Sciences International, Inc.*	50,093	181

Cara Therapeutics, Inc.*	23,822	368

Cassava Sciences, Inc.*	20,275	1,259

Citius Pharmaceuticals, Inc.*	61,312	124

Collegium Pharmaceutical, Inc.*	18,884	373

Corcept Therapeutics, Inc.*	51,216	1,008

CorMedix, Inc.*	20,387	95

Cymabay Therapeutics, Inc.*	37,198	136

Cyteir Therapeutics, Inc.*	4,461	78

Durect Corp.*	119,911	153

Edgewise Therapeutics, Inc.*	6,772	112

Endo International PLC*	122,881	398

Evolus, Inc.*	17,390	133

EyePoint Pharmaceuticals, Inc.*	11,242	117

Fulcrum Therapeutics, Inc.*	14,269	403

Harmony Biosciences Holdings, Inc.*	11,988	460

Ikena Oncology, Inc.*	5,474	69

Innoviva, Inc.*	23,101	386

Intra-Cellular Therapies, Inc.*	37,452	1,396

Kala Pharmaceuticals, Inc.*	26,106	68

Kaleido Biosciences, Inc.*	10,441	57

KemPharm, Inc.*	15,464	144

Landos Biopharma, Inc.*	2,538	37

Marinus Pharmaceuticals, Inc.*	19,835	226

Mind Medicine MindMed, Inc.*	186,046	433

NGM Biopharmaceuticals, Inc.*	16,899	355

Nuvation Bio, Inc.*	35,711	355

Ocular Therapeutix, Inc.*	40,188	402

Omeros Corp.*	31,634	436

Oramed Pharmaceuticals, Inc.*	16,270	358

Pacira BioSciences, Inc.*	23,116	1,294

Paratek Pharmaceuticals, Inc.*	25,268	123

Phathom Pharmaceuticals, Inc.*	10,869	349

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	197	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Pharmaceuticals – 1.6% continued

Phibro Animal Health Corp., Class A	10,929	$235

Pliant Therapeutics, Inc.*	12,913	218

Prestige Consumer Healthcare, Inc.*	26,498	1,487

Provention Bio, Inc.*	29,794	191

Rain Therapeutics, Inc.*	3,979	60

Reata Pharmaceuticals, Inc., Class A*	14,557	1,465

Relmada Therapeutics, Inc.*	8,323	218

Revance Therapeutics, Inc.*	37,067	1,033

Seelos Therapeutics, Inc.*	52,144	126

SIGA Technologies, Inc.*	26,248	194

Supernus Pharmaceuticals, Inc.*	25,942	692

Tarsus Pharmaceuticals, Inc.*	4,534	98

Terns Pharmaceuticals, Inc.*	7,244	75

TherapeuticsMD, Inc.*	207,286	154

Theravance Biopharma, Inc.*	31,974	237

Verrica Pharmaceuticals, Inc.*	7,061	88

WaVe Life Sciences Ltd.*	20,251	99

Zogenix, Inc.*	29,453	447

		25,153

Professional Services – 1.7%

Acacia Research Corp.*	26,324	179

ASGN, Inc.*	27,597	3,122

Atlas Technical Consultants, Inc.*	7,364	75

Barrett Business Services, Inc.	3,985	304

CBIZ, Inc.*	26,497	857

CRA International, Inc.	3,722	370

Exponent, Inc.	27,589	3,122

First Advantage Corp.*	15,790	301

Forrester Research, Inc.*	5,863	289

Franklin Covey Co.*	6,467	264

GP Strategies Corp.*	6,773	140

Heidrick & Struggles International, Inc.	10,159	453

HireQuest, Inc.	2,782	54

Huron Consulting Group, Inc.*	11,992	624

ICF International, Inc.	9,794	874

Insperity, Inc.	19,300	2,137

KBR, Inc.	75,049	2,957

Kelly Services, Inc., Class A	18,886	356

Kforce, Inc.	10,713	639

Korn Ferry	29,201	2,113

ManTech International Corp., Class A	14,552	1,105

Mistras Group, Inc.*	10,496	107

Rekor Systems, Inc.*	16,874	194

Resources Connection, Inc.	16,937	267

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Professional Services – 1.7% continued

TriNet Group, Inc.*	21,535	$2,037

TrueBlue, Inc.*	18,765	508

Upwork, Inc.*	62,624	2,820

Willdan Group, Inc.*	5,886	209

		26,477

Real Estate Management & Development – 0.7%

Cushman & Wakefield PLC*	73,721	1,372

eXp World Holdings, Inc.	33,320	1,325

Fathom Holdings, Inc.*	2,814	75

Forestar Group, Inc.*	8,654	161

FRP Holdings, Inc.*	3,444	193

Kennedy-Wilson Holdings, Inc.	63,808	1,335

Marcus & Millichap, Inc.*	12,762	518

Newmark Group, Inc., Class A	79,097	1,132

Rafael Holdings, Inc., Class B*	5,235	161

RE/MAX Holdings, Inc., Class A	9,961	310

Realogy Holdings Corp.*	61,128	1,072

Redfin Corp.*	53,992	2,705

RMR Group (The), Inc., Class A	8,208	275

St. Joe (The) Co.	17,660	743

Tejon Ranch Co.*	10,914	194

		11,571

Road & Rail – 0.7%

ArcBest Corp.	13,427	1,098

Avis Budget Group, Inc.*	25,861	3,013

Covenant Logistics Group, Inc.*	6,501	180

Daseke, Inc.*	21,541	198

Heartland Express, Inc.	24,954	400

HyreCar, Inc.*	9,491	81

Marten Transport Ltd.	31,900	500

P.A.M. Transportation Services, Inc.*	1,956	88

Saia, Inc.*	14,085	3,353

U.S. Xpress Enterprises, Inc., Class A*	14,434	125

Universal Logistics Holdings, Inc.	3,953	79

Werner Enterprises, Inc.	33,327	1,475

Yellow Corp.*	27,005	153

		10,743

Semiconductors & Semiconductor Equipment – 2.9%

Alpha & Omega Semiconductor Ltd.*	11,342	356

Ambarella, Inc.*	18,551	2,889

Amkor Technology, Inc.	54,191	1,352

Atomera, Inc.*	10,904	252

Axcelis Technologies, Inc.*	17,640	830

See Notes to the Financial Statements.

EQUITY FUNDS	198	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Semiconductors & Semiconductor Equipment – 2.9% continued

AXT, Inc.*	21,439	$179

CEVA, Inc.*	12,084	516

CMC Materials, Inc.	15,505	1,911

Cohu, Inc.*	25,382	811

Diodes, Inc.*	23,143	2,096

DSP Group, Inc.*	12,125	266

FormFactor, Inc.*	41,257	1,540

Ichor Holdings Ltd.*	14,644	602

Impinj, Inc.*	9,845	562

Kopin Corp.*	41,669	214

Kulicke & Soffa Industries, Inc.	32,503	1,894

Lattice Semiconductor Corp.*	72,055	4,658

MACOM Technology Solutions Holdings, Inc.*	25,818	1,675

MaxLinear, Inc.*	37,643	1,854

NeoPhotonics Corp.*	27,542	240

NVE Corp.	2,557	163

Onto Innovation, Inc.*	25,830	1,866

PDF Solutions, Inc.*	15,942	367

Photronics, Inc.*	31,646	431

Power Integrations, Inc.	32,064	3,174

Rambus, Inc.*	57,420	1,275

Semtech Corp.*	34,345	2,678

Silicon Laboratories, Inc.*	23,579	3,305

SiTime Corp.*	6,908	1,410

SkyWater Technology, Inc.*	4,261	116

SMART Global Holdings, Inc.*	9,375	417

SunPower Corp.*	42,440	962

Synaptics, Inc.*	18,727	3,366

Ultra Clean Holdings, Inc.*	23,508	1,001

Veeco Instruments, Inc.*	26,234	583

		45,811

Software – 6.2%

8x8, Inc.*	58,806	1,375

A10 Networks, Inc.*	31,528	425

ACI Worldwide, Inc.*	62,602	1,924

Agilysys, Inc.*	10,566	553

Alarm.com Holdings, Inc.*	25,088	1,962

Alkami Technology, Inc.*	3,793	94

Altair Engineering, Inc., Class A*	24,495	1,689

American Software, Inc., Class A	16,824	399

Appfolio, Inc., Class A*	9,941	1,197

Appian Corp.*	20,871	1,931

Asana, Inc., Class A*	39,253	4,076

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Software – 6.2% continued

Avaya Holdings Corp.*	43,714	$865

Benefitfocus, Inc.*	13,451	149

Blackbaud, Inc.*	25,673	1,806

Blackline, Inc.*	28,461	3,360

Bottomline Technologies DE, Inc.*	23,436	920

Box, Inc., Class A*	75,615	1,790

BTRS Holdings, Inc.*	34,617	368

Cerence, Inc.*	20,076	1,929

ChannelAdvisor Corp.*	15,671	395

Cleanspark, Inc.*	17,893	207

Cloudera, Inc.*	122,776	1,961

CommVault Systems, Inc.*	24,295	1,830

Cornerstone OnDemand, Inc.*	33,425	1,914

Couchbase, Inc.*	5,176	161

CS Disco, Inc.*	6,925	332

Digimarc Corp.*	6,842	236

Digital Turbine, Inc.*	48,199	3,314

Domo, Inc., Class B*	14,602	1,233

E2open Parent Holdings, Inc.*	86,083	973

Ebix, Inc.	14,231	383

eGain Corp.*	10,944	112

Envestnet, Inc.*	28,834	2,314

EverCommerce, Inc.*	8,890	147

GTY Technology Holdings, Inc.*	17,347	130

Ideanomics, Inc.*	222,139	438

Instructure Holdings, Inc.*	6,418	145

Intapp, Inc.*	5,380	139

Intelligent Systems Corp.*	3,909	159

InterDigital, Inc.	16,365	1,110

J2 Global, Inc.*	23,074	3,152

JFrog Ltd.*	28,002	938

Kaltura, Inc.*	9,297	96

LivePerson, Inc.*	34,398	2,028

MeridianLink, Inc.*	6,751	151

MicroStrategy, Inc., Class A*	4,166	2,410

Mimecast Ltd.*	32,322	2,056

Mitek Systems, Inc.*	22,829	422

Model N, Inc.*	18,911	633

Momentive Global, Inc.*	68,740	1,347

ON24, Inc.*	14,390	287

OneSpan, Inc.*	18,904	355

PagerDuty, Inc.*	42,794	1,772

Ping Identity Holding Corp.*	26,535	652

Progress Software Corp.	23,280	1,145

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	199	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Software – 6.2% continued

PROS Holdings, Inc.*	21,119	$749

Q2 Holdings, Inc.*	29,001	2,324

QAD, Inc., Class A	6,461	565

Qualys, Inc.*	18,100	2,014

Rapid7, Inc.*	29,487	3,333

Rimini Street, Inc.*	23,634	228

Riot Blockchain, Inc.*	44,701	1,149

Sailpoint Technologies Holdings, Inc.*	48,502	2,080

Sapiens International Corp. N.V.	16,612	478

SecureWorks Corp., Class A*	5,277	105

ShotSpotter, Inc.*	4,549	165

Smith Micro Software, Inc.*	24,296	118

Sprout Social, Inc., Class A*	23,725	2,893

SPS Commerce, Inc.*	19,153	3,090

Sumo Logic, Inc.*	45,268	730

Telos Corp.*	21,383	608

Tenable Holdings, Inc.*	48,133	2,221

Upland Software, Inc.*	15,207	508

Varonis Systems, Inc.*	56,188	3,419

Verint Systems, Inc.*	34,170	1,530

Veritone, Inc.*	15,250	364

Viant Technology, Inc., Class A*	6,108	75

VirnetX Holding Corp.*	34,149	134

Vonage Holdings Corp.*	128,168	2,066

Workiva, Inc.*	22,710	3,201

Xperi Holding Corp.	55,611	1,048

Yext, Inc.*	58,478	703

Zix Corp.*	28,573	202

Zuora, Inc., Class A*	58,922	977

		98,966

Specialty Retail – 2.5%

Aaron’s (The) Co., Inc.	17,400	479

Abercrombie & Fitch Co., Class A*	32,521	1,224

Academy Sports & Outdoors, Inc.*	41,236	1,650

American Eagle Outfitters, Inc.	80,746	2,083

America’s Car-Mart, Inc.*	3,301	385

Arko Corp.*	63,613	643

Asbury Automotive Group, Inc.*	10,273	2,021

Barnes & Noble Education, Inc.*	20,637	206

Bed Bath & Beyond, Inc.*	55,774	964

Big 5 Sporting Goods Corp.	11,166	257

Blink Charging Co.*	19,238	550

Boot Barn Holdings, Inc.*	15,500	1,377

Buckle (The), Inc.	15,730	623

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Specialty Retail – 2.5% continued

Caleres, Inc.	19,359	$430

Camping World Holdings, Inc., Class A	22,640	880

CarLotz, Inc.*	38,168	145

Cato (The) Corp., Class A	10,654	176

Chico’s FAS,Inc.*	64,543	290

Children’s Place (The), Inc.*	7,538	567

Citi Trends, Inc.*	4,714	344

Conn’s, Inc.*	9,579	219

Container Store Group (The), Inc.*	17,059	162

Designer Brands, Inc., Class A*	32,245	449

Genesco, Inc.*	7,701	445

Group 1 Automotive, Inc.	9,326	1,752

GrowGeneration Corp.*	28,621	706

Guess?, Inc.	21,169	445

Haverty Furniture Cos., Inc.	8,950	302

Hibbett, Inc.	8,477	600

JOANN, Inc.	6,337	71

Kirkland’s, Inc.*	7,520	144

Lazydays Holdings, Inc.*	3,996	85

Lumber Liquidators Holdings, Inc.*	15,365	287

MarineMax, Inc.*	11,123	540

Monro, Inc.	17,567	1,010

Murphy U.S.A., Inc.	12,850	2,149

National Vision Holdings, Inc.*	43,309	2,459

ODP (The) Corp.*	25,270	1,015

OneWater Marine, Inc., Class A	5,510	222

Party City Holdco, Inc.*	59,271	421

Rent-A-Center, Inc.	34,981	1,966

Sally Beauty Holdings, Inc.*	59,759	1,007

Shift Technologies, Inc.*	33,319	231

Shoe Carnival, Inc.	9,478	307

Signet Jewelers Ltd.	27,673	2,185

Sleep Number Corp.*	12,258	1,146

Sonic Automotive, Inc., Class A	11,739	617

Sportsman’s Warehouse Holdings, Inc.*	23,350	411

Tilly’s, Inc., Class A	11,606	163

Torrid Holdings, Inc.*	6,784	105

TravelCenters of America, Inc.*	6,698	334

Urban Outfitters, Inc.*	36,377	1,080

Winmark Corp.	1,857	399

Zumiez, Inc.*	11,483	457

		39,185

See Notes to the Financial Statements.

EQUITY FUNDS	200	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Technology Hardware, Storage & Peripherals – 0.3%

3D Systems Corp.*	64,407	$1,776

Avid Technology, Inc.*	19,388	561

Corsair Gaming, Inc.*	14,619	379

Diebold Nixdorf, Inc.*	37,654	381

Eastman Kodak Co.*	24,087	164

Quantum Corp.*	30,340	157

Super Micro Computer, Inc.*	22,858	836

Turtle Beach Corp.*	8,135	226

		4,480

Textiles, Apparel & Luxury Goods – 0.8%

Crocs, Inc.*	32,794	4,705

Fossil Group, Inc.*	25,658	304

G-III Apparel Group Ltd.*	23,311	660

Kontoor Brands, Inc.	27,520	1,375

Movado Group, Inc.	8,454	266

Oxford Industries, Inc.	8,483	765

PLBY Group, Inc.*	12,625	298

Rocky Brands, Inc.	3,685	175

Steven Madden Ltd.	43,489	1,747

Superior Group of Cos., Inc.	6,161	143

Unifi, Inc.*	7,137	157

Vera Bradley, Inc.*	14,055	132

Wolverine World Wide, Inc.	43,079	1,285

		12,012

Thrifts & Mortgage Finance – 1.6%

Axos Financial, Inc.*	30,239	1,558

Blue Foundry Bancorp*	14,914	206

Bridgewater Bancshares, Inc.*	10,999	193

Capitol Federal Financial, Inc.	69,705	801

Columbia Financial, Inc.*	21,154	391

Essent Group Ltd.	58,813	2,588

Federal Agricultural Mortgage Corp., Class C	4,830	524

Finance of America Cos., Inc., Class A*	18,372	91

Flagstar Bancorp, Inc.	27,703	1,407

FS Bancorp, Inc.	3,853	133

Hingham Institution For Savings (The)	781	263

Home Bancorp, Inc.	4,116	159

Home Point Capital, Inc.	3,442	14

HomeStreet, Inc.	10,864	447

Kearny Financial Corp.	38,470	478

Luther Burbank Corp.	8,473	114

Merchants Bancorp	5,297	209

Meridian Bancorp, Inc.	24,621	511

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Thrifts & Mortgage Finance – 1.6% continued

Meta Financial Group, Inc.	16,647	$874

Mr Cooper Group, Inc.*	37,645	1,550

NMI Holdings, Inc., Class A*	44,473	1,006

Northfield Bancorp, Inc.	23,704	407

Northwest Bancshares, Inc.	65,671	872

Ocwen Financial Corp.*	4,383	123

PCSB Financial Corp.	6,961	128

PennyMac Financial Services, Inc.	17,584	1,075

Pioneer Bancorp, Inc.*	6,302	80

Premier Financial Corp.	19,549	622

Provident Bancorp, Inc.	8,299	133

Provident Financial Services, Inc.	40,150	942

Radian Group, Inc.	99,076	2,251

Southern Missouri Bancorp, Inc.	4,170	187

TrustCo Bank Corp. NY	10,101	323

Velocity Financial, Inc.*	4,622	61

Walker & Dunlop, Inc.	15,531	1,763

Washington Federal, Inc.	36,012	1,236

Waterstone Financial, Inc.	11,657	239

WSFS Financial Corp.	24,931	1,279

		25,238

Tobacco – 0.1%

22nd Century Group, Inc.*	85,939	254

Turning Point Brands, Inc.	7,609	363

Universal Corp.	12,755	617

Vector Group Ltd.	76,148	971

		2,205

Trading Companies & Distributors – 1.3%

Alta Equipment Group, Inc.*	10,063	138

Applied Industrial Technologies, Inc.	20,588	1,856

Beacon Roofing Supply, Inc.*	29,593	1,413

BlueLinx Holdings, Inc.*	4,910	240

Boise Cascade Co.	20,905	1,128

CAI International, Inc.	8,722	488

Custom Truck One Source, Inc.*	24,731	231

DXP Enterprises, Inc.*	9,236	273

EVI Industries, Inc.*	3,045	83

GATX Corp.	18,750	1,679

Global Industrial Co.	6,822	258

GMS, Inc.*	22,643	992

H&E Equipment Services, Inc.	16,968	589

Herc Holdings, Inc.*	13,233	2,163

Karat Packaging, Inc.*	2,466	52

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	201	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 97.9% continued

Trading Companies & Distributors – 1.3% continued

Lawson Products, Inc.*	2,556	$128

McGrath RentCorp	12,782	920

MRC Global, Inc.*	43,170	317

NOW, Inc.*	59,101	452

Rush Enterprises, Inc., Class A	22,338	1,009

Rush Enterprises, Inc., Class B	3,532	162

Textainer Group Holdings Ltd.*	25,417	887

Titan Machinery, Inc.*	10,396	269

Transcat, Inc.*	3,803	245

Triton International Ltd.	35,436	1,844

Veritiv Corp.*	7,848	703

WESCO International, Inc.*	23,634	2,725

Willis Lease Finance Corp.*	1,477	55

		21,299

Water Utilities – 0.4%

American States Water Co.	19,590	1,675

Artesian Resources Corp., Class A	4,382	167

Cadiz, Inc.*	11,147	79

California Water Service Group	27,324	1,610

Global Water Resources, Inc.	6,490	122

Middlesex Water Co.	9,145	940

Pure Cycle Corp.*	10,345	138

SJW Group	14,654	968

York Water (The) Co.	6,989	305

		6,004

Wireless Telecommunication Services – 0.2%

Gogo, Inc.*	31,684	548

Shenandoah Telecommunications Co.	25,563	807

Telephone and Data Systems, Inc.	53,521	1,044

United States Cellular Corp.*	8,324	266

		2,665

Total Common Stocks

(Cost $950,436)		1,555,713

RIGHTS – 0.0%

Biotechnology – 0.0%

Aduro Biotech, Inc.

(Contingent Value Rights)(3) *	7,412	—

Oncternal Therapeutics, Inc.

(Contingent Value Rights)(3) (4) (5) *	398	—

Tobira Therapeutics, Inc.

(Contingent Value Rights)(4) (5) (6) *	5,175	39

		39

	NUMBER OF SHARES	VALUE (000S)

RIGHTS - 0.0% continued

Pharmaceuticals – 0.0%

Omthera Pharmaceuticals, Inc. (Contingent Value Rights)(3) *	3,681	$—

Total Rights

(Cost $40)		39

OTHER – 0.0%

Escrow DLB Oil & Gas, Inc.(3) *	1,200	—

Escrow Petrocorp, Inc.(3) *	420	—

Escrow Wright Medical Group N.V.(3) *	74,695	—

Total Other

(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	1,524	$9

Total Warrants

(Cost $—)		9

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(7) (8)	11,540,966	$11,541

Total Investment Companies

(Cost $11,541)		11,541

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bills,,

0.04%, 1/27/22(9) (10)	$4,260	$4,259

Total Short-Term Investments

(Cost $4,260)		4,259

Total Investments – 98.9%

(Cost $966,283)		1,571,567

Other Assets less Liabilities – 1.1%		16,974

NET ASSETS – 100.0%		$1,588,541

(1)	Step coupon bond. Rate as of September 30, 2021 is disclosed.
(2)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Funds.

See Notes to the Financial Statements.

EQUITY FUNDS	202	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

(3)	Level 3 asset that is worthless, bankrupt or has been delisted.
(4)

Restricted security that has been deemed illiquid. At September 30, 2021, the value of these restricted illiquid securities amounted to approximately $39,000 or 0.0% of net assets. Additional information on these restricted illiquid securities is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)

Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—

Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	40

(5)	Restricted security.
(6)	Level 3 asset.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2021 is disclosed.
(9)	Discount rate at the time of purchase.
(10)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S.A. - Société Anonyme (French: Public Limited Company)

S.E. - Societas Europaea (German: Public Company)

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell 2000 Index	293	$32,242	Loung	12/21	$(285)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Corporate bonds	0.0%

Common Stocks	97.9%

Rights	0.0%

Other	0.0%

Warrants	0.0%

Investment Companies	0.7%

Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Corporate Bonds	$—	$6	$—	$6

Common Stocks(1)	1,555,713	—	—	1,555,713

Rights(1)	—	—	39	39

Warrants	9	—	—	9

Investment Companies	11,541	—	—	11,541

Short-Term Investments	—	4,259	—	4,259

Total Investments	$1,567,263	$4,265	$39	$1,571,567

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(285)	$—	$—	$(285)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	203	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 98.2%

Aerospace & Defense – 0.8%

AAR Corp.*	63,279	$2,052

Kaman Corp.	123,385	4,401

Maxar Technologies, Inc.	4,237	120

Moog, Inc., Class A	177,862	13,559

		20,132

Air Freight & Logistics – 0.2%

Echo Global Logistics, Inc.*	107,893	5,148

Airlines – 0.3%

Hawaiian Holdings, Inc.*	278,371	6,030

Mesa Air Group, Inc.*	33,924	260

SkyWest, Inc.*	53,489	2,639

		8,929

Auto Components – 1.3%

Dana, Inc.	444,449	9,885

Goodyear Tire & Rubber (The) Co.*	806,571	14,276

Modine Manufacturing Co.*	169,774	1,924

Standard Motor Products, Inc.	149,079	6,516

Visteon Corp.*	4,147	391

		32,992

Banks – 16.0%

1st Source Corp.	17,648	834

Amalgamated Financial Corp.	51,817	820

Arrow Financial Corp.	15,775	542

Atlantic Union Bankshares Corp.	152,847	5,632

BancFirst Corp.	112,844	6,784

Bancorp (The), Inc.*	102,646	2,612

BancorpSouth Bank	656,923	19,563

Bank of NT Butterfield & Son (The) Ltd.	54,431	1,933

BankFinancial Corp.	107,343	1,232

BankUnited, Inc.	181,886	7,606

Banner Corp.	65,405	3,611

Berkshire Hills Bancorp, Inc.	79,144	2,135

Brookline Bancorp, Inc.	209,035	3,190

Cadence BanCorp	146,696	3,221

Cathay General Bancorp	212,123	8,780

Central Pacific Financial Corp.	81,959	2,105

CIT Group, Inc.	115,847	6,018

City Holding Co.	120,064	9,354

Civista Bancshares, Inc.	26,157	608

CNB Financial Corp.	67,310	1,638

Columbia Banking System, Inc.	198,638	7,546

Community Trust Bancorp, Inc.	154,864	6,520

ConnectOne Bancorp, Inc.	64,692	1,941

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Banks – 16.0% continued

Customers Bancorp, Inc.*	50,582	$2,176

CVB Financial Corp.	237,516	4,838

Dime Community Bancshares, Inc.	32,182	1,051

Eagle Bancorp, Inc.	88,612	5,095

Enterprise Financial Services Corp.	98,159	4,445

Financial Institutions, Inc.	70,476	2,160

First Bancorp	86,572	3,723

First BanCorp (New York Exchange)	880,608	11,580

First Bancshares (The), Inc.	34,899	1,353

First Busey Corp.	23,702	584

First Business Financial Services, Inc.	32,315	928

First Commonwealth Financial Corp.	303,758	4,140

First Community Bankshares, Inc.	28,868	916

First Financial Bancorp	281,167	6,582

First Financial Corp.	113,647	4,779

First Interstate BancSystem, Inc., Class A	50,933	2,051

First Merchants Corp.	102,455	4,287

First Mid Bancshares, Inc.	27,239	1,118

First of Long Island (The) Corp.	38,891	801

Fulton Financial Corp.	293,157	4,479

German American Bancorp, Inc.	61,985	2,394

Glacier Bancorp, Inc.	64,097	3,548

Great Southern Bancorp, Inc.	41,596	2,280

Great Western Bancorp, Inc.	102,158	3,345

Hancock Whitney Corp.	328,775	15,492

Heritage Financial Corp.	78,417	2,000

Hilltop Holdings, Inc.	147,120	4,806

Home BancShares, Inc.	432,718	10,182

Horizon Bancorp, Inc.	71,387	1,297

Independent Bank Corp.	166,330	12,666

Independent Bank Corp. (NASDAQ Exchange)	35,702	767

Independent Bank Group, Inc.	42,936	3,050

International Bancshares Corp.	154,887	6,450

Investors Bancorp, Inc.	627,573	9,483

Lakeland Bancorp, Inc.	311,293	5,488

Lakeland Financial Corp.	151,718	10,808

Mercantile Bank Corp.	26,428	847

Metropolitan Bank Holding Corp.*	13,529	1,141

NBT Bancorp, Inc.	241,608	8,727

OFG Bancorp	134,113	3,382

Old Second Bancorp, Inc.	48,411	632

Pacific Premier Bancorp, Inc.	149,665	6,202

Park National Corp.	38,572	4,704

See Notes to the Financial Statements.

EQUITY FUNDS	204	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Banks – 16.0% continued

Peapack-Gladstone Financial Corp.	36,894	$1,231

Pinnacle Financial Partners, Inc.	51,240	4,821

Preferred Bank	38,635	2,576

QCR Holdings, Inc.	25,725	1,323

Renasant Corp.	158,507	5,714

Republic Bancorp, Inc., Class A	30,492	1,544

Sandy Spring Bancorp, Inc.	107,154	4,910

Sierra Bancorp	129,927	3,155

SmartFinancial, Inc.	24,816	642

Southside Bancshares, Inc.	83,129	3,183

SouthState Corp.	118,468	8,846

Summit Financial Group, Inc.	21,157	519

SVB Financial Group*	3,048	1,972

Texas Capital Bancshares, Inc.*	56,326	3,381

Tompkins Financial Corp.	43,178	3,494

Towne Bank	193,367	6,016

TriCo Bancshares	139,420	6,051

TriState Capital Holdings, Inc.*	48,668	1,029

Trustmark Corp.	180,591	5,819

UMB Financial Corp.	235,098	22,736

Umpqua Holdings Corp.	433,093	8,770

United Community Banks, Inc.	330,818	10,857

Univest Financial Corp.	73,285	2,007

Valley National Bancorp	740,232	9,852

Veritex Holdings, Inc.	84,650	3,332

WesBanco, Inc.	227,454	7,752

		422,534

Biotechnology – 4.7%

AnaptysBio, Inc.*	66,135	1,794

Anika Therapeutics, Inc.*	39,805	1,694

AquaBounty Technologies, Inc.*	127,891	521

Arcus Biosciences, Inc.*	167,700	5,848

Arena Pharmaceuticals, Inc.*	132,052	7,864

Avid Bioservices, Inc.*	70,182	1,514

BioCryst Pharmaceuticals, Inc.*	524,931	7,543

Blueprint Medicines Corp.*	67,313	6,920

Bridgebio Pharma, Inc.*	71,953	3,372

Catalyst Pharmaceuticals, Inc.*	316,657	1,678

Chimerix, Inc.*	133,399	826

Curis, Inc.*	105,610	827

Cytokinetics, Inc.*	82,046	2,932

Eagle Pharmaceuticals, Inc.*	15,034	839

Emergent BioSolutions, Inc.*	159,571	7,990

ImmunityBio, Inc.*	569,231	5,544

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Biotechnology – 4.7% continued

Infinity Pharmaceuticals, Inc.*	102,277	$350

Jounce Therapeutics, Inc.*	55,537	413

Kezar Life Sciences, Inc.*	105,091	908

Kura Oncology, Inc.*	76,464	1,432

Ligand Pharmaceuticals, Inc.*	45,953	6,402

Lineage Cell Therapeutics, Inc.*	381,461	961

MannKind Corp.*	704,015	3,062

Myriad Genetics, Inc.*	382,788	12,360

Oncternal Therapeutics, Inc.*	161,412	673

OPKO Health, Inc.*	2,012,743	7,347

PDL BioPharma, Inc.*	1,029,654	2,699

Prothena Corp. PLC*	63,004	4,488

REGENXBIO, Inc.*	49,032	2,055

Replimune Group, Inc.*	70,315	2,084

Sangamo Therapeutics, Inc.*	166,003	1,496

Sutro Biopharma, Inc.*	127,832	2,415

Turning Point Therapeutics, Inc.*	137,708	9,148

Vanda Pharmaceuticals, Inc.*	167,316	2,868

Viking Therapeutics, Inc.*	287,162	1,803

VistaGen Therapeutics, Inc.*	219,448	601

XBiotech, Inc.	81,650	1,057

XOMA Corp.*	13,003	322

		122,650

Building Products – 0.8%

Apogee Enterprises, Inc.	43,305	1,635

Caesarstone Ltd.	89,263	1,109

Gibraltar Industries, Inc.*	12,260	854

Griffon Corp.	88,667	2,181

JELD-WEN Holding, Inc.*	97,488	2,440

Resideo Technologies, Inc.*	293,232	7,269

UFP Industries, Inc.	88,104	5,990

		21,478

Capital Markets – 0.6%

B. Riley Financial, Inc.	37,655	2,223

BGC Partners, Inc., Class A	628,190	3,273

Donnelley Financial Solutions, Inc.*	55,940	1,937

Federated Hermes, Inc.	178,200	5,791

StoneX Group, Inc.*	30,530	2,012

		15,236

Chemicals – 3.3%

American Vanguard Corp.	172,632	2,598

Avient Corp.	198,643	9,207

Ecovyst, Inc.	356,227	4,154

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	205	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Chemicals – 3.3% continued

H.B. Fuller Co.	270,046	$17,434

Hawkins, Inc.	34,671	1,209

Innospec, Inc.	119,913	10,099

Kraton Corp.*	113,500	5,180

Minerals Technologies, Inc.	258,417	18,048

Sensient Technologies Corp.	108,467	9,879

Stepan Co.	30,814	3,480

Tronox Holdings PLC, Class A	214,067	5,277

		86,565

Commercial Services & Supplies – 1.7%

ABM Industries, Inc.	136,043	6,123

ACCO Brands Corp.	535,368	4,599

BrightView Holdings, Inc.*	171,123	2,526

CECO Environmental Corp.*	91,840	646

Ennis, Inc.	268,116	5,054

HNI Corp.	78,886	2,897

KAR Auction Services, Inc.*	216,919	3,555

Matthews International Corp., Class A	30,208	1,048

NL Industries, Inc.	46,995	271

Steelcase, Inc., Class A	241,523	3,062

UniFirst Corp.	60,943	12,958

Viad Corp.*	41,640	1,891

		44,630

Communications Equipment – 0.6%

ADTRAN, Inc.	184,845	3,468

Comtech Telecommunications Corp.	39,777	1,018

Digi International, Inc.*	144,470	3,037

NETGEAR, Inc.*	173,230	5,528

NetScout Systems, Inc.*	133,201	3,590

		16,641

Construction & Engineering – 0.9%

Arcosa, Inc.	129,689	6,506

Dycom Industries, Inc.*	11,791	840

EMCOR Group, Inc.	98,767	11,396

Matrix Service Co.*	128,933	1,349

Primoris Services Corp.	98,604	2,415

Sterling Construction Co., Inc.*	45,628	1,034

		23,540

Construction Materials – 0.4%

Summit Materials, Inc., Class A*	364,102	11,640

Consumer Finance – 1.4%

Encore Capital Group, Inc.*	147,238	7,254

Enova International, Inc.*	122,333	4,227

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Consumer Finance – 1.4% continued

Navient Corp.	315,306	$6,221

Nelnet, Inc., Class A	89,728	7,110

PROG Holdings, Inc.*	166,901	7,012

Regional Management Corp.	18,233	1,061

World Acceptance Corp.*	23,516	4,458

		37,343

Containers & Packaging – 0.2%

Myers Industries, Inc.	287,541	5,627

Diversified Consumer Services – 0.7%

Adtalem Global Education, Inc.*	296,887	11,225

American Public Education, Inc.*	25,112	643

Laureate Education, Inc., Class A*	310,059	5,268

		17,136

Diversified Financial Services – 0.2%

Alerus Financial Corp.	27,898	834

Cannae Holdings, Inc.*	128,852	4,008

Marlin Business Services Corp.	8,150	181

		5,023

Diversified Telecommunication Services – 0.5%

ATN International, Inc.	29,995	1,405

Consolidated Communications Holdings, Inc.*	117,545	1,080

Iridium Communications, Inc.*	271,492	10,819

		13,304

Electric Utilities – 1.4%

ALLETE, Inc.	101,190	6,023

MGE Energy, Inc.	70,284	5,166

Otter Tail Corp.	204,051	11,421

PNM Resources, Inc.	215,626	10,669

Portland General Electric Co.	85,495	4,017

		37,296

Electrical Equipment – 1.1%

Array Technologies, Inc.*	178,200	3,300

AZZ, Inc.	52,676	2,802

Encore Wire Corp.	90,821	8,613

EnerSys	129,789	9,662

LSI Industries, Inc.	42,718	331

Powell Industries, Inc.	30,071	739

Preformed Line Products Co.	12,922	840

Thermon Group Holdings, Inc.*	173,521	3,004

		29,291

See Notes to the Financial Statements.

EQUITY FUNDS	206	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Electronic Equipment, Instruments & Components – 3.4%

Arlo Technologies, Inc.*	67,197	$431

Belden, Inc.	22,538	1,313

Benchmark Electronics, Inc.	419,896	11,215

CTS Corp.	356,372	11,016

ePlus, Inc.*	14,336	1,471

Hollysys Automation Technologies Ltd.	76,815	1,589

Insight Enterprises, Inc.*	167,700	15,106

Kimball Electronics, Inc.*	40,751	1,050

Knowles Corp.*	432,849	8,112

Methode Electronics, Inc.	60,492	2,544

OSI Systems,Inc.*	29,276	2,775

PC Connection, Inc.	249,155	10,970

Plexus Corp.*	20,394	1,823

Sanmina Corp.*	187,371	7,221

ScanSource, Inc.*	41,206	1,434

TTM Technologies, Inc.*	211,570	2,660

Vishay Intertechnology, Inc.	410,241	8,242

Vishay Precision Group, Inc.*	20,458	711

		89,683

Energy Equipment & Services – 1.0%

Archrock, Inc.	247,748	2,044

ChampionX Corp.*	402,912	9,009

Helix Energy Solutions Group, Inc.*	293,309	1,138

Nabors Industries Ltd.*	2,105	203

National Energy Services Reunited Corp.*	142,696	1,787

Newpark Resources, Inc.*	426,477	1,407

Oceaneering International, Inc.*	201,587	2,685

Oil States International, Inc.*	96,975	620

ProPetro Holding Corp.*	295,623	2,557

Transocean Ltd.*	1,263,801	4,790

		26,240

Equity Real Estate Investment Trusts – 9.1%

Agree Realty Corp.	123,106	8,153

American Assets Trust, Inc.	195,655	7,321

Armada Hoffler Properties, Inc.	126,882	1,696

Brandywine Realty Trust	358,410	4,810

CareTrust REIT, Inc.	230,475	4,683

Centerspace	18,960	1,792

City Office REIT, Inc.	75,568	1,350

Corporate Office Properties Trust	221,631	5,980

Cousins Properties, Inc.	273,482	10,198

DiamondRock Hospitality Co.*	426,243	4,028

DigitalBridge Group, Inc.*	937,182	5,651

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Equity Real Estate Investment Trusts – 9.1% continued

Easterly Government Properties, Inc.	120,945	$2,499

Essential Properties Realty Trust, Inc.	148,124	4,136

Farmland Partners, Inc.	48,708	584

Four Corners Property Trust, Inc.	147,955	3,974

Getty Realty Corp.	94,268	2,763

Global Net Lease, Inc.	145,897	2,337

Healthcare Realty Trust, Inc.	219,505	6,537

Independence Realty Trust, Inc.	175,946	3,580

Industrial Logistics Properties Trust	106,496	2,706

Innovative Industrial Properties, Inc.	21,623	4,999

Kimco Realty Corp.	304,020	6,308

Kite Realty Group Trust	77,834	1,585

Lexington Realty Trust	656,212	8,367

LTC Properties, Inc.	118,771	3,764

Monmouth Real Estate Investment Corp.	163,839	3,056

National Health Investors, Inc.	167,668	8,970

One Liberty Properties, Inc.	157,059	4,789

Physicians Realty Trust	353,699	6,232

Piedmont Office Realty Trust, Inc., Class A	502,087	8,751

PotlatchDeltic Corp.	267,396	13,792

Retail Opportunity Investments Corp.	219,981	3,832

Retail Properties of America, Inc., Class A	419,763	5,407

RLJ Lodging Trust	322,715	4,795

RPT Realty	706,386	9,013

Sabra Health Care REIT, Inc.	13,427	198

Safehold, Inc.	10,306	741

SITE Centers Corp.	340,402	5,256

STAG Industrial, Inc.	536,330	21,051

Sunstone Hotel Investors, Inc.*	1,079,584	12,890

Terreno Realty Corp.	136,312	8,619

Urban Edge Properties	221,227	4,051

Washington Real Estate Investment Trust	226,534	5,607

Xenia Hotels & Resorts, Inc.*	127,776	2,267

		239,118

Food & Staples Retailing – 1.1%

Andersons (The), Inc.	321,506	9,912

Ingles Markets, Inc., Class A	56,942	3,760

Performance Food Group Co.*	34,554	1,605

PriceSmart, Inc.	21,558	1,672

Rite Aid Corp.*	118,879	1,688

SpartanNash Co.	77,021	1,687

United Natural Foods, Inc.*	104,420	5,056

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	207	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Food & Staples Retailing – 1.1% continued

Village Super Market, Inc., Class A	37,458	$812

Weis Markets, Inc.	72,202	3,794

		29,986

Food Products – 0.5%

Alico, Inc.	12,208	418

B&G Foods, Inc.	104,451	3,122

Fresh Del Monte Produce, Inc.	82,804	2,668

Hostess Brands, Inc.*	251,127	4,362

Seneca Foods Corp., Class A*	12,262	591

Simply Good Foods (The) Co.*	80,542	2,778

		13,939

Gas Utilities – 1.1%

Chesapeake Utilities Corp.	33,179	3,983

New Jersey Resources Corp.	152,817	5,320

Northwest Natural Holding Co.	59,123	2,719

South Jersey Industries, Inc.	207,098	4,403

Southwest Gas Holdings, Inc.	111,315	7,445

Spire, Inc.	97,769	5,981

		29,851

Health Care Equipment & Supplies – 1.4%

AngioDynamics, Inc.*	324,416	8,415

Avanos Medical, Inc.*	307,301	9,588

Integer Holdings Corp.*	63,717	5,693

Invacare Corp.*	54,920	261

Lantheus Holdings, Inc.*	106,238	2,728

Meridian Bioscience, Inc.*	68,660	1,321

Mesa Laboratories, Inc.	9,754	2,949

Natus Medical, Inc.*	76,942	1,930

Orthofix Medical, Inc.*	33,748	1,286

Varex Imaging Corp.*	62,580	1,765

		35,936

Health Care Providers & Services – 2.5%

Brookdale Senior Living, Inc.*	334,567	2,108

Covetrus, Inc.*	8,161	148

Fulgent Genetics, Inc.*	34,596	3,112

Magellan Health, Inc.*	148,468	14,038

MEDNAX, Inc.*	72,063	2,049

ModivCare, Inc.*	15,878	2,884

National HealthCare Corp.	71,323	4,991

Option Care Health, Inc.*	216,379	5,249

Owens & Minor, Inc.	105,875	3,313

Patterson Cos., Inc.	257,674	7,766

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Health Care Providers & Services – 2.5% continued

Tenet Healthcare Corp.*	184,271	$12,243

Triple-S Management Corp.*	248,883	8,803

		66,704

Health Care Technology – 0.5%

Allscripts Healthcare Solutions, Inc.*	447,506	5,983

Computer Programs and Systems, Inc.*	23,413	830

Evolent Health, Inc., Class A*	117,873	3,654

HealthStream, Inc.*	43,642	1,247

NextGen Healthcare, Inc.*	106,715	1,505

		13,219

Hotels, Restaurants & Leisure – 1.1%

Boyd Gaming Corp.*	41,072	2,598

Century Casinos, Inc.*	169,008	2,277

El Pollo Loco Holdings, Inc.*	193,364	3,268

International Game Technology PLC*	216,833	5,707

Monarch Casino & Resort, Inc.*	62,557	4,191

Papa John’s International, Inc.	40,589	5,154

RCI Hospitality Holdings, Inc.	14,882	1,020

Red Rock Resorts, Inc., Class A*	36,284	1,858

Wingstop, Inc.	23,761	3,895

		29,968

Household Durables – 1.9%

Beazer Homes U.S.A., Inc.*	195,130	3,366

Century Communities, Inc.	63,523	3,903

Ethan Allen Interiors, Inc.	188,745	4,473

Hooker Furnishings Corp.	113,038	3,051

KB Home	133,061	5,179

M/I Homes, Inc.*	45,898	2,653

Meritage Homes Corp.*	66,402	6,441

Taylor Morrison Home Corp.*	321,279	8,283

Tri Pointe Homes, Inc.*	598,425	12,579

		49,928

Household Products – 0.0%

Central Garden & Pet Co., Class A*	24,857	1,069

Independent Power & Renewable Electricity Producers – 0.1%

Ormat Technologies, Inc.	19,575	1,304

Insurance – 3.2%

American Equity Investment Life Holding Co.	476,174	14,080

American National Group, Inc.	13,502	2,552

AMERISAFE, Inc.	108,213	6,077

Argo Group International Holdings Ltd.	52,955	2,765

CNO Financial Group, Inc.	685,121	16,128

See Notes to the Financial Statements.

EQUITY FUNDS	208	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Insurance – 3.2% continued

Donegal Group, Inc., Class A	38,250	$554

Employers Holdings, Inc.	302,201	11,934

Enstar Group Ltd.*	35,243	8,273

Hanover Insurance Group (The), Inc.	16,412	2,127

Kemper Corp.	93,590	6,251

Safety Insurance Group, Inc.	28,424	2,253

Selective Insurance Group, Inc.	99,171	7,490

Stewart Information Services Corp.	38,663	2,446

United Fire Group, Inc.	117,169	2,707

		85,637

Interactive Media & Services – 0.0%

DHI Group, Inc.*	86,595	412

Internet & Direct Marketing Retail – 0.0%

Lands’ End, Inc.*	52,811	1,243

IT Services – 0.2%

Marathon Digital Holdings, Inc.*	178,046	5,623

Leisure Products – 0.5%

Acushnet Holdings Corp.	103,205	4,820

Callaway Golf Co.*	210,749	5,823

Vista Outdoor, Inc.*	94,310	3,801

		14,444

Life Sciences Tools & Services – 0.2%

Harvard Bioscience, Inc.*	62,594	437

Pacific Biosciences of California, Inc.*	210,746	5,384

		5,821

Machinery – 2.8%

Alamo Group, Inc.	30,789	4,296

Altra Industrial Motion Corp.	145,385	8,047

Astec Industries, Inc.	36,770	1,979

Barnes Group, Inc.	134,714	5,622

Chart Industries, Inc.*	27,669	5,288

Columbus McKinnon Corp.	71,459	3,455

EnPro Industries, Inc.	8,339	726

Hillenbrand, Inc.	152,359	6,498

Hyster-Yale Materials Handling, Inc.	38,440	1,932

Kadant, Inc.	37,328	7,619

Kennametal, Inc.	80,854	2,768

L.B. Foster Co., Class A*	27,782	430

Manitowoc (The) Co., Inc.*	33,262	712

Miller Industries, Inc.	18,601	633

Rexnord Corp.	40,152	2,581

SPX FLOW, Inc.	16,409	1,200

Standex International Corp.	90,895	8,990

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Machinery – 2.8% continued

Terex Corp.	151,475	$6,377

Timken (The) Co.	30,075	1,968

Watts Water Technologies, Inc., Class A	21,392	3,596

		74,717

Marine – 0.3%

Costamare, Inc.	115,600	1,790

Matson, Inc.	60,422	4,877

		6,667

Media – 2.1%

EW Scripps (The) Co., Class A	731,716	13,215

Gray Television, Inc.	150,581	3,436

Hemisphere Media Group, Inc.*	81,000	987

Meredith Corp.*	106,799	5,949

Scholastic Corp.	138,725	4,945

Sinclair Broadcast Group, Inc., Class A	123,830	3,923

TEGNA, Inc.	1,132,407	22,331

		54,786

Metals & Mining – 1.9%

Allegheny Technologies, Inc.*	96,173	1,599

Arconic Corp.*	248,098	7,825

Carpenter Technology Corp.	180,891	5,922

Commercial Metals Co.	464,375	14,145

Haynes International, Inc.	20,410	760

Hecla Mining Co.	1,136,364	6,250

Materion Corp.	71,197	4,887

Ramaco Resources, Inc.*	69,660	858

Ryerson Holding Corp.	62,165	1,385

Schnitzer Steel Industries, Inc., Class A	78,960	3,459

Warrior Met Coal, Inc.	84,825	1,974

		49,064

Mortgage Real Estate Investment Trusts – 1.3%

Arbor Realty Trust, Inc.	236,108	4,375

Blackstone Mortgage Trust, Inc., Class A	297,993	9,035

Hannon Armstrong Sustainable

Infrastructure Capital, Inc.	182,479	9,759

KKR Real Estate Finance Trust, Inc.	191,110	4,033

Ready Capital Corp.	418,033	6,032

		33,234

Multiline Retail – 0.2%

Big Lots, Inc.	63,631	2,759

Dillard’s, Inc., Class A	9,451	1,631

		4,390

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	209	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Multi-Utilities – 0.8%

Avista Corp.	114,392	$4,475

Black Hills Corp.	161,771	10,153

NorthWestern Corp.	97,444	5,584

Unitil Corp.	44,049	1,884

		22,096

Oil, Gas & Consumable Fuels – 5.8%

Antero Resources Corp.*	543,971	10,232

Berry Corp.	307,608	2,218

Bonanza Creek Energy, Inc.	177,511	8,503

California Resources Corp.*	161,390	6,617

Clean Energy Fuels Corp.*	327,689	2,671

CNX Resources Corp.*	322,747	4,073

Comstock Resources, Inc.*	378,054	3,913

Delek U.S. Holdings, Inc.*	140,273	2,521

DHT Holdings, Inc.	804,091	5,251

Earthstone Energy, Inc., Class A*	48,687	448

Equitrans Midstream Corp.	809,663	8,210

Frontline Ltd.*	751,000	7,037

Green Plains, Inc.*	218,821	7,144

International Seaways, Inc.	83,572	1,523

Matador Resources Co.	118,200	4,496

Ovintiv, Inc.	691,929	22,751

Par Pacific Holdings, Inc.*	53,949	848

PDC Energy, Inc.	195,985	9,288

Peabody Energy Corp.*	361,561	5,347

Penn Virginia Corp.*	36,966	986

Range Resources Corp.*	464,345	10,508

Renewable Energy Group, Inc.*	147,641	7,411

REX American Resources Corp.*	15,566	1,243

Scorpio Tankers, Inc.	88,982	1,650

Southwestern Energy Co.*	896,594	4,967

Teekay Tankers Ltd., Class A*	104,004	1,511

Whiting Petroleum Corp.*	93,973	5,489

World Fuel Services Corp.	178,370	5,997

		152,853

Paper & Forest Products – 0.3%

Clearwater Paper Corp.*	26,936	1,032

Glatfelter Corp.	221,401	3,122

Neenah, Inc.	43,034	2,006

Schweitzer-Mauduit International, Inc.	39,585	1,372

		7,532

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Personal Products – 0.2%

Edgewell Personal Care Co.	109,518	$3,976

Nature’s Sunshine Products, Inc.	31,758	465

		4,441

Pharmaceuticals – 0.7%

Cara Therapeutics, Inc.*	79,867	1,234

Intra-Cellular Therapies, Inc.*	67,294	2,509

Prestige Consumer Healthcare, Inc.*	158,378	8,886

Supernus Pharmaceuticals, Inc.*	89,685	2,392

Taro Pharmaceutical Industries Ltd.*	47,772	3,040

		18,061

Professional Services – 2.2%

Barrett Business Services, Inc.	30,403	2,319

CBIZ, Inc.*	216,227	6,993

GP Strategies Corp.*	44,561	922

ICF International, Inc.	74,369	6,640

KBR, Inc.	199,152	7,847

Kforce, Inc.	72,207	4,306

Korn Ferry	312,601	22,620

ManTech International Corp., Class A	52,733	4,003

Resources Connection, Inc.	52,233	824

TrueBlue, Inc.*	15,867	430

		56,904

Real Estate Management & Development – 0.6%

Kennedy-Wilson Holdings, Inc.	185,359	3,878

Marcus & Millichap, Inc.*	38,687	1,572

RE/MAX Holdings, Inc., Class A	29,088	906

Realogy Holdings Corp.*	224,356	3,935

RMR Group (The), Inc., Class A	29,594	990

St. Joe (The) Co.	112,120	4,720

		16,001

Road & Rail – 0.9%

ArcBest Corp.	154,052	12,597

Schneider National, Inc., Class B	290,161	6,598

Werner Enterprises, Inc.	100,483	4,448

		23,643

Semiconductors & Semiconductor Equipment – 2.1%

Amkor Technology, Inc.	568,902	14,194

AXT, Inc.*	66,615	555

Canadian Solar, Inc.*	100,013	3,459

Cohu, Inc.*	113,240	3,617

Diodes, Inc.*	173,676	15,733

Onto Innovation, Inc.*	64,907	4,690

See Notes to the Financial Statements.

EQUITY FUNDS	210	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Semiconductors & Semiconductor Equipment – 2.1% continued

Photronics, Inc.*	475,476	$6,481

Rambus, Inc.*	353,725	7,853

		56,582

Software – 0.3%

Ebix, Inc.	108,178	2,913

InterDigital, Inc.	35,420	2,402

Xperi Holding Corp.	203,773	3,839

		9,154

Specialty Retail – 3.1%

Aaron’s (The) Co., Inc.	83,450	2,298

Abercrombie & Fitch Co., Class A*	105,928	3,986

Bed Bath & Beyond, Inc.*	270,198	4,668

Boot Barn Holdings, Inc.*	77,542	6,891

Buckle (The), Inc.	80,279	3,178

Children’s Place (The), Inc.*	25,615	1,928

Citi Trends, Inc.*	42,189	3,078

Dick’s Sporting Goods, Inc.	31,933	3,825

Genesco, Inc.*	113,481	6,551

Group 1 Automotive, Inc.	46,913	8,814

Haverty Furniture Cos., Inc.	182,868	6,164

Lithia Motors, Inc.	21,974	6,967

ODP (The) Corp.*	198,854	7,986

Shoe Carnival, Inc.	171,294	5,553

Sleep Number Corp.*	22,259	2,081

Sonic Automotive, Inc., Class A	127,361	6,692

Zumiez, Inc.*	42,085	1,673

		82,333

Textiles, Apparel & Luxury Goods – 0.4%

G-III Apparel Group Ltd.*	84,699	2,397

Movado Group, Inc.	111,332	3,506

Oxford Industries, Inc.	27,782	2,505

Rocky Brands, Inc.	11,926	568

Superior Group of Cos., Inc.	24,976	581

		9,557

Thrifts & Mortgage Finance – 3.1%

Axos Financial, Inc.*	184,280	9,498

Capitol Federal Financial, Inc.	53,387	614

ESSA Bancorp, Inc.	18,093	300

Essent Group Ltd.	37,884	1,667

Home Bancorp, Inc.	14,692	568

HomeStreet, Inc.	75,584	3,110

Luther Burbank Corp.	86,357	1,158

Meridian Bancorp, Inc.	20,879	434

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 98.2% continued

Thrifts & Mortgage Finance – 3.1% continued

Meta Financial Group, Inc.	43,542	$2,285

Mr Cooper Group, Inc.*	149,994	6,175

NMI Holdings, Inc., Class A*	25,055	567

Northwest Bancshares, Inc.	513,210	6,816

PennyMac Financial Services, Inc.	129,219	7,899

Premier Financial Corp.	34,271	1,091

Provident Financial Services, Inc.	139,980	3,285

Radian Group, Inc.	361,024	8,203

Southern Missouri Bancorp, Inc.	14,887	668

TrustCo Bank Corp. NY	63,289	2,023

Walker & Dunlop, Inc.	62,150	7,054

Washington Federal, Inc.	214,273	7,352

WSFS Financial Corp.	200,140	10,269

		81,036

Tobacco – 0.4%

Universal Corp.	227,533	10,997

Trading Companies & Distributors – 3.1%

Applied Industrial Technologies, Inc.	30,942	2,789

Beacon Roofing Supply, Inc.*	66,350	3,169

Boise Cascade Co.	151,607	8,184

CAI International, Inc.	16,874	943

DXP Enterprises, Inc.*	101,875	3,012

GATX Corp.	68,474	6,133

GMS, Inc.*	68,773	3,012

Herc Holdings, Inc.*	49,038	8,016

McGrath RentCorp	101,430	7,298

Rush Enterprises, Inc., Class A	82,967	3,747

Textainer Group Holdings Ltd.*	52,889	1,846

Triton International Ltd.	265,380	13,810

WESCO International, Inc.*	176,541	20,359

		82,318

Water Utilities – 0.4%

Artesian Resources Corp., Class A	15,117	577

California Water Service Group	97,376	5,738

SJW Group	52,222	3,450

		9,765

Wireless Telecommunication Services – 0.3%

Telephone and Data Systems, Inc.	256,694	5,005

United States Cellular Corp.*	108,988	3,476

		8,481

Total Common Stocks

(Cost $1,814,538)		2,591,872

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	211	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

SMALL CAP VALUE FUND continued

	NUMBER OF SHARES	VALUE (000S)

OTHER – 0.0%

Escrow DLB Oil & Gas, Inc.(1) *	2,100	$—

Escrow Spirit MTA REIT(2) *	17,083	5

Total Other

(Cost $4)		5

	NUMBER OF WARRANTS	VALUE (000S)

WARRANTS – 0.0%

Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$40

Total Warrants

(Cost $—)		40

	NUMBER OF SHARES	VALUE (000S)

INVESTMENT COMPANIES – 1.6%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(3) (4)	41,981,717	$41,982

Total Investment Companies

(Cost $41,982)		41,982

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.3%

U.S. Treasury Bill, 0.04%, 1/27/22(5) (6)	$6,789	$6,788

Total Short-Term Investments

(Cost $6,788)		6,788

Total Investments – 100.1%

(Cost $1,863,312)		2,640,687

Liabilities less Other Assets – (0.1%)		(2,205)

NET ASSETS – 100.0%		$2,638,482

(1)	Level 3 asset that is worthless, bankrupt or has been delisted.
(2)	Level 3 asset.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2021 is disclosed.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.

*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

REIT - Real Estate Investment Trust

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini Russell 2000 Index	354	$38,954	Long	12/21	$(251)

E-Mini S&P 500	43	9,240	Long	12/21	(197)

Total					$(448)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	98.2%

Other	0.0%

Warrants	0.0%

Investment Companies	1.6%

Short-Term Investments	0.3%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks:

Biotechnology	$ 119,951	$2,699	$—	$122,650

All Other Industries(1)	2,469,222	—	—	2,469,222

Total Common Stocks	2,589,173	2,699	—	2,591,872

Other	—	—	5	5

Warrants	40	—	—	40

See Notes to the Financial Statements.

EQUITY FUNDS	212	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Investment Companies	$ 41,982	$ —	$—	$ 41,982

Short-Term Investments	—	6,788	—	6,788

Total Investments	$2,631,195	$9,487	$ 5	$2,640,687

OTHER FINANCIAL

INSTRUMENTS

Liabilities

Futures Contracts	$ (448)	$ —	$—	$ (448)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	213	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.2%

Aerospace & Defense – 1.5%

Boeing (The) Co.*	177,759	$39,096

General Dynamics Corp.	74,856	14,674

Howmet Aerospace, Inc.	124,536	3,886

Huntington Ingalls Industries, Inc.	12,949	2,500

L3Harris Technologies, Inc.	64,830	14,278

Lockheed Martin Corp.	79,512	27,440

Northrop Grumman Corp.	48,556	17,487

Raytheon Technologies Corp.	486,476	41,817

Teledyne Technologies, Inc.*	15,036	6,459

Textron, Inc.	72,309	5,048

TransDigm Group, Inc.*	16,891	10,550

		183,235

Air Freight & Logistics – 0.6%

C.H. Robinson Worldwide, Inc.	42,494	3,697

Expeditors International of Washington, Inc.	54,811	6,529

FedEx Corp.	79,352	17,401

United Parcel Service, Inc., Class B	234,963	42,787

		70,414

Airlines – 0.2%

Alaska Air Group, Inc.*	40,400	2,368

American Airlines Group, Inc.*	208,883	4,286

Delta Air Lines, Inc.*	206,346	8,792

Southwest Airlines Co.*	190,917	9,819

United Airlines Holdings, Inc.*	104,295	4,961

		30,226

Auto Components – 0.1%

Aptiv PLC*	87,317	13,008

BorgWarner, Inc.	77,357	3,342

		16,350

Automobiles – 2.1%

Ford Motor Co.*	1,266,134	17,928

General Motors Co.*	468,350	24,687

Tesla, Inc.*	261,785	203,009

		245,624

Banks – 4.4%

Bank of America Corp.	2,389,054	101,415

Citigroup, Inc.	653,882	45,889

Citizens Financial Group, Inc.	137,454	6,458

Comerica, Inc.	43,207	3,478

Fifth Third Bancorp	222,841	9,457

First Republic Bank	56,844	10,964

Huntington Bancshares, Inc.	475,825	7,356

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Banks – 4.4% continued

JPMorgan Chase & Co.	964,045	$157,805

KeyCorp	308,544	6,671

M&T Bank Corp.	41,514	6,200

People’s United Financial, Inc.	138,074	2,412

PNC Financial Services Group (The), Inc.	137,113	26,825

Regions Financial Corp.	307,941	6,562

SVB Financial Group*	18,926	12,243

Truist Financial Corp.	430,648	25,258

U.S. Bancorp	435,280	25,873

Wells Fargo & Co.	1,324,815	61,485

Zions Bancorp N.A.	52,288	3,236

		519,587

Beverages – 1.4%

Brown-Forman Corp., Class B	58,906	3,948

Coca-Cola (The) Co.	1,253,558	65,774

Constellation Brands, Inc., Class A	54,280	11,436

Molson Coors Beverage Co., Class B	60,775	2,819

Monster Beverage Corp.*	121,144	10,761

PepsiCo, Inc.	445,902	67,068

		161,806

Biotechnology – 1.9%

AbbVie, Inc.	570,129	61,500

Amgen, Inc.	183,201	38,958

Biogen, Inc.*	48,081	13,606

Gilead Sciences, Inc.	404,510	28,255

Incyte Corp.*	60,335	4,150

Moderna, Inc.*	113,296	43,603

Regeneron Pharmaceuticals, Inc.*	33,909	20,521

Vertex Pharmaceuticals, Inc.*	83,612	15,166

		225,759

Building Products – 0.5%

A.O. Smith Corp.	42,974	2,624

Allegion PLC	29,018	3,836

Carrier Global Corp.	279,938	14,490

Fortune Brands Home & Security, Inc.	44,481	3,978

Johnson Controls International PLC	229,781	15,643

Masco Corp.	79,736	4,429

Trane Technologies PLC	76,658	13,235

		58,235

Capital Markets – 3.0%

Ameriprise Financial, Inc.	36,697	9,692

Bank of New York Mellon (The) Corp.	256,194	13,281

See Notes to the Financial Statements.

EQUITY FUNDS	214	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Capital Markets – 3.0% continued

BlackRock, Inc.	46,156	$38,709

Cboe Global Markets, Inc.	34,435	4,265

Charles Schwab (The) Corp.	484,470	35,289

CME Group, Inc.	115,865	22,406

Franklin Resources, Inc.	90,847	2,700

Goldman Sachs Group (The), Inc.	108,754	41,112

Intercontinental Exchange, Inc.	181,687	20,861

Invesco Ltd.	110,148	2,656

MarketAxess Holdings, Inc.	12,266	5,160

Moody’s Corp.	52,263	18,559

Morgan Stanley	470,912	45,825

MSCI, Inc.	26,598	16,181

Nasdaq, Inc.	37,762	7,289

Northern Trust Corp.(1)	67,175	7,243

Raymond James Financial, Inc.	59,751	5,514

S&P Global, Inc.	77,752	33,036

State Street Corp.	117,952	9,993

T. Rowe Price Group, Inc.	73,215	14,401

		354,172

Chemicals – 1.7%

Air Products and Chemicals, Inc.	71,418	18,291

Albemarle Corp.	37,697	8,254

Celanese Corp.	35,845	5,400

CF Industries Holdings, Inc.	69,394	3,874

Corteva, Inc.	236,859	9,967

Dow, Inc.	240,603	13,849

DuPont de Nemours, Inc.	168,749	11,473

Eastman Chemical Co.	43,806	4,413

Ecolab, Inc.	80,301	16,752

FMC Corp.	41,523	3,802

International Flavors & Fragrances, Inc.	80,400	10,751

Linde PLC	166,607	48,879

LyondellBasell Industries N.V., Class A	85,255	8,001

Mosaic (The) Co.	111,453	3,981

PPG Industries, Inc.	76,569	10,950

Sherwin-Williams (The) Co.	78,152	21,862

		200,499

Commercial Services & Supplies – 0.4%

Cintas Corp.	28,237	10,749

Copart, Inc.*	68,692	9,529

Republic Services, Inc.	67,793	8,139

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Commercial Services & Supplies – 0.4% continued

Rollins, Inc.	72,604	$2,565

Waste Management, Inc.	124,990	18,668

		49,650

Communications Equipment – 0.8%

Arista Networks, Inc.*	18,067	6,209

Cisco Systems, Inc.	1,359,602	74,003

F5 Networks, Inc.*	19,465	3,869

Juniper Networks, Inc.	104,900	2,887

Motorola Solutions, Inc.	54,628	12,691

		99,659

Construction & Engineering – 0.0%

Quanta Services, Inc.	44,908	5,111

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	20,136	6,880

Vulcan Materials Co.	42,838	7,247

		14,127

Consumer Finance – 0.7%

American Express Co.	207,603	34,780

Capital One Financial Corp.	143,924	23,311

Discover Financial Services	96,614	11,869

Synchrony Financial	183,791	8,984

		78,944

Containers & Packaging – 0.3%

Amcor PLC	497,547	5,767

Avery Dennison Corp.	26,783	5,550

Ball Corp.	105,373	9,480

International Paper Co.	126,090	7,051

Packaging Corp. of America	30,647	4,212

Sealed Air Corp.	48,355	2,649

Westrock Co.	86,139	4,292

		39,001

Distributors – 0.1%

Genuine Parts Co.	46,205	5,601

LKQ Corp.*	87,223	4,389

Pool Corp.	12,960	5,630

		15,620

Diversified Financial Services – 1.4%

Berkshire Hathaway, Inc., Class B*	598,033	163,227

Diversified Telecommunication Services – 1.2%

AT&T, Inc.	2,303,515	62,218

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	215	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Diversified Telecommunication Services – 1.2% continued

Lumen Technologies, Inc.	320,932	$3,976

Verizon Communications, Inc.	1,335,687	72,141

		138,335

Electric Utilities – 1.6%

Alliant Energy Corp.	80,624	4,513

American Electric Power Co., Inc.	161,464	13,108

Duke Energy Corp.	248,207	24,222

Edison International	122,435	6,791

Entergy Corp.	64,833	6,439

Evergy, Inc.	73,935	4,599

Eversource Energy	110,945	9,071

Exelon Corp.	315,435	15,248

FirstEnergy Corp.	175,631	6,256

NextEra Energy, Inc.	632,911	49,696

NRG Energy, Inc.	78,967	3,224

Pinnacle West Capital Corp.	36,383	2,633

PPL Corp.	248,095	6,917

Southern (The) Co.	341,609	21,169

Xcel Energy, Inc.	173,834	10,865

		184,751

Electrical Equipment – 0.6%

AMETEK, Inc.	74,532	9,243

Eaton Corp. PLC	128,599	19,201

Emerson Electric Co.	192,867	18,168

Generac Holdings, Inc.*	20,337	8,311

Rockwell Automation, Inc.	37,433	11,007

		65,930

Electronic Equipment, Instruments & Components – 0.6%

Amphenol Corp., Class A	192,953	14,130

CDW Corp.	44,358	8,074

Corning, Inc.	247,975	9,049

IPG Photonics Corp.*	11,564	1,832

Keysight Technologies, Inc.*	59,480	9,772

TE Connectivity Ltd.	105,819	14,520

Trimble, Inc.*	81,178	6,677

Zebra Technologies Corp., Class A*	17,229	8,880

		72,934

Energy Equipment & Services – 0.2%

Baker Hughes Co.	267,296	6,610

Halliburton Co.	287,003	6,205

Schlumberger N.V.	451,039	13,369

		26,184

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Entertainment – 1.9%

Activision Blizzard, Inc.	250,943	$19,420

Electronic Arts, Inc.	91,813	13,060

Live Nation Entertainment, Inc.*	42,502	3,873

Netflix, Inc.*	142,791	87,151

Take-Two Interactive Software, Inc.*	37,591	5,792

Walt Disney (The) Co.*	586,236	99,174

		228,470

Equity Real Estate Investment Trusts – 2.5%

Alexandria Real Estate Equities, Inc.	44,731	8,547

American Tower Corp.	146,839	38,973

AvalonBay Communities, Inc.	45,083	9,992

Boston Properties, Inc.	45,812	4,964

Crown Castle International Corp.	139,436	24,167

Digital Realty Trust, Inc.	91,171	13,170

Duke Realty Corp.	122,063	5,843

Equinix, Inc.	28,937	22,864

Equity Residential	109,935	8,896

Essex Property Trust, Inc.	20,982	6,709

Extra Space Storage, Inc.	43,188	7,255

Federal Realty Investment Trust	22,580	2,664

Healthpeak Properties, Inc.	173,632	5,813

Host Hotels & Resorts, Inc.*	230,344	3,762

Iron Mountain, Inc.	93,196	4,049

Kimco Realty Corp.	197,923	4,107

Mid-America Apartment Communities, Inc.	37,431	6,990

Prologis, Inc.	238,499	29,915

Public Storage	49,187	14,614

Realty Income Corp.	125,626	8,148

Regency Centers Corp.	49,325	3,321

SBA Communications Corp.	35,319	11,675

Simon Property Group, Inc.	106,090	13,789

UDR, Inc.	90,023	4,769

Ventas, Inc.	126,940	7,008

Vornado Realty Trust	51,199	2,151

Welltower, Inc.	136,327	11,233

Weyerhaeuser Co.	241,889	8,604

		293,992

Food & Staples Retailing – 1.4%

Costco Wholesale Corp.	142,621	64,087

Kroger (The) Co.	219,375	8,869

Sysco Corp.	165,180	12,967

See Notes to the Financial Statements.

EQUITY FUNDS	216	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Food & Staples Retailing – 1.4% continued

Walgreens Boots Alliance, Inc.	231,620	$10,898

Walmart, Inc.	461,057	64,262

		161,083

Food Products – 0.9%

Archer-Daniels-Midland Co.	180,267	10,818

Campbell Soup Co.	65,504	2,739

Conagra Brands, Inc.	154,753	5,241

General Mills, Inc.	195,599	11,701

Hershey (The) Co.	46,917	7,941

Hormel Foods Corp.	91,028	3,732

J.M. Smucker (The) Co.	34,951	4,195

Kellogg Co.	82,482	5,272

Kraft Heinz (The) Co.	217,079	7,993

Lamb Weston Holdings, Inc.	46,816	2,873

McCormick & Co., Inc. (Non Voting)	80,365	6,512

Mondelez International, Inc., Class A	450,966	26,237

Tyson Foods, Inc., Class A	94,973	7,497

		102,751

Gas Utilities – 0.0%

Atmos Energy Corp.	42,127	3,716

Health Care Equipment & Supplies – 3.7%

Abbott Laboratories	571,950	67,565

ABIOMED, Inc.*	14,624	4,760

Align Technology, Inc.*	23,707	15,775

Baxter International, Inc.	161,284	12,972

Becton Dickinson and Co.	92,655	22,776

Boston Scientific Corp.*	459,366	19,932

Cooper (The) Cos., Inc.	15,900	6,572

Danaher Corp.	204,985	62,406

DENTSPLY SIRONA, Inc.	70,436	4,089

Dexcom, Inc.*	31,213	17,069

Edwards Lifesciences Corp.*	201,099	22,766

Hologic, Inc.*	81,779	6,036

IDEXX Laboratories, Inc.*	27,447	17,069

Intuitive Surgical, Inc.*	38,359	38,135

Medtronic PLC	433,576	54,349

ResMed, Inc.	46,947	12,373

STERIS PLC	32,184	6,575

Stryker Corp.	108,278	28,555

Teleflex, Inc.	15,088	5,681

West Pharmaceutical Services, Inc.	23,847	10,124

Zimmer Biomet Holdings, Inc.	67,286	9,848

		445,427

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Health Care Providers & Services – 2.5%

AmerisourceBergen Corp.	48,268	$5,766

Anthem, Inc.	78,659	29,324

Cardinal Health, Inc.	93,644	4,632

Centene Corp.*	188,170	11,725

Cigna Corp.	109,724	21,962

CVS Health Corp.	425,723	36,127

DaVita, Inc.*	21,638	2,516

HCA Healthcare, Inc.	79,529	19,303

Henry Schein, Inc.*	45,065	3,432

Humana, Inc.	41,458	16,133

Laboratory Corp. of America Holdings*	31,197	8,780

McKesson Corp.	49,903	9,950

Quest Diagnostics, Inc.	39,418	5,728

UnitedHealth Group, Inc.	304,208	118,866

Universal Health Services, Inc., Class B	24,477	3,387

		297,631

Health Care Technology – 0.1%

Cerner Corp.	95,360	6,725

Hotels, Restaurants & Leisure – 2.1%

Booking Holdings, Inc.*	13,247	31,447

Caesars Entertainment, Inc.*	68,856	7,731

Carnival Corp.*	257,562	6,442

Chipotle Mexican Grill, Inc.*	9,064	16,474

Darden Restaurants, Inc.	42,044	6,368

Domino’s Pizza, Inc.	11,890	5,671

Expedia Group, Inc.*	46,875	7,683

Hilton Worldwide Holdings, Inc.*	89,871	11,873

Las Vegas Sands Corp.*	110,913	4,059

Marriott International, Inc., Class A*	88,251	13,069

McDonald’s Corp.	240,935	58,092

MGM Resorts International	129,027	5,568

Norwegian Cruise Line Holdings Ltd.*	119,380	3,189

Penn National Gaming, Inc.*	50,582	3,665

Royal Caribbean Cruises Ltd.*	72,311	6,432

Starbucks Corp.	380,404	41,962

Wynn Resorts Ltd.*	33,888	2,872

Yum! Brands, Inc.	95,381	11,666

		244,263

Household Durables – 0.4%

D.R. Horton, Inc.	105,156	8,830

Garmin Ltd.	49,019	7,620

Leggett & Platt, Inc.	43,005	1,928

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	217	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Household Durables – 0.4% continued

Lennar Corp., Class A	88,622	$8,302

Mohawk Industries, Inc.*	18,038	3,200

Newell Brands, Inc.	121,856	2,698

NVR, Inc.*	1,085	5,202

PulteGroup, Inc.	83,721	3,844

Whirlpool Corp.	20,228	4,124

		45,748

Household Products – 1.3%

Church & Dwight Co., Inc.	79,197	6,539

Clorox (The) Co.	39,622	6,562

Colgate-Palmolive Co.	272,133	20,568

Kimberly-Clark Corp.	108,648	14,389

Procter & Gamble (The) Co.	783,143	109,484

		157,542

Independent Power & Renewable Electricity Producers – 0.0%

AES (The) Corp.	215,016	4,909

Industrial Conglomerates – 1.1%

3M Co.	186,682	32,748

General Electric Co.	354,129	36,486

Honeywell International, Inc.	222,739	47,283

Roper Technologies, Inc.	33,992	15,165

		131,682

Insurance – 1.9%

Aflac, Inc.	199,074	10,379

Allstate (The) Corp.	95,390	12,144

American International Group, Inc.	275,908	15,145

Aon PLC, Class A	72,831	20,813

Arthur J. Gallagher & Co.	66,703	9,915

Assurant, Inc.	18,975	2,993

Brown & Brown, Inc.	75,417	4,182

Chubb Ltd.	141,547	24,556

Cincinnati Financial Corp.	48,367	5,524

Everest Re Group Ltd.	12,863	3,226

Globe Life, Inc.	30,190	2,688

Hartford Financial Services Group (The), Inc.	112,009	7,869

Lincoln National Corp.	56,988	3,918

Loews Corp.	65,568	3,536

Marsh & McLennan Cos., Inc.	163,452	24,751

MetLife, Inc.	234,979	14,505

Principal Financial Group, Inc.	80,526	5,186

Progressive (The) Corp.	188,786	17,064

Prudential Financial, Inc.	124,796	13,129

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Insurance – 1.9% continued

Travelers (The) Cos., Inc.	80,490	$12,235

W.R. Berkley Corp.	45,245	3,311

Willis Towers Watson PLC	41,643	9,680

		226,749

Interactive Media & Services – 6.7%

Alphabet, Inc., Class A*	97,136	259,695

Alphabet, Inc., Class C*	90,898	242,272

Facebook, Inc., Class A*	769,069	261,014

Match Group, Inc.*	89,305	14,020

Twitter, Inc.*	257,440	15,547

		792,548

Internet & Direct Marketing Retail – 4.1%

Amazon.com, Inc.*	140,514	461,594

eBay, Inc.	209,721	14,612

Etsy, Inc.*	40,836	8,492

		484,698

IT Services – 4.9%

Accenture PLC, Class A	204,587	65,452

Akamai Technologies, Inc.*	52,607	5,502

Automatic Data Processing, Inc.	136,495	27,288

Broadridge Financial Solutions, Inc.	37,468	6,244

Cognizant Technology Solutions Corp., Class A	169,568	12,584

DXC Technology Co.*	81,265	2,731

Fidelity National Information Services, Inc.	199,279	24,248

Fiserv, Inc.*	192,307	20,865

FleetCor Technologies, Inc.*	26,649	6,963

Gartner, Inc.*	26,987	8,201

Global Payments, Inc.	94,769	14,934

International Business Machines Corp.	289,172	40,175

Jack Henry & Associates, Inc.	23,948	3,929

Mastercard, Inc., Class A	281,054	97,717

Paychex, Inc.	103,319	11,618

PayPal Holdings, Inc.*	379,091	98,643

VeriSign, Inc.*	31,400	6,437

Visa, Inc., Class A	544,469	121,280

Western Union (The) Co.	131,079	2,650

		577,461

Leisure Products – 0.0%

Hasbro, Inc.	41,755	3,725

Life Sciences Tools & Services – 1.4%

Agilent Technologies, Inc.	97,899	15,422

See Notes to the Financial Statements.

EQUITY FUNDS	218	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Life Sciences Tools & Services – 1.4% continued

Bio-Rad Laboratories, Inc., Class A*	6,933	$5,172

Bio-Techne Corp.	12,556	6,084

Charles River Laboratories International, Inc.*	16,227	6,696

Illumina, Inc.*	47,328	19,197

IQVIA Holdings, Inc.*	61,818	14,808

Mettler-Toledo International, Inc.*	7,458	10,272

PerkinElmer, Inc.	36,191	6,272

Thermo Fisher Scientific, Inc.	126,925	72,516

Waters Corp.*	19,797	7,073

		163,512

Machinery – 1.5%

Caterpillar, Inc.	176,626	33,907

Cummins, Inc.	46,331	10,404

Deere & Co.	91,582	30,686

Dover Corp.	46,453	7,223

Fortive Corp.	115,624	8,160

IDEX Corp.	24,508	5,072

Illinois Tool Works, Inc.	92,471	19,107

Ingersoll Rand, Inc.*	130,718	6,590

Otis Worldwide Corp.	137,689	11,329

PACCAR, Inc.	112,094	8,846

Parker-Hannifin Corp.	41,677	11,654

Pentair PLC	53,607	3,893

Snap-on, Inc.	17,442	3,645

Stanley Black & Decker, Inc.	52,574	9,217

Westinghouse Air Brake Technologies Corp.	60,986	5,258

Xylem, Inc.	58,136	7,190

		182,181

Media – 1.2%

Charter Communications, Inc., Class A*	40,920	29,772

Comcast Corp., Class A	1,477,632	82,644

Discovery, Inc., Class A*	55,137	1,399

Discovery, Inc., Class C*	98,174	2,383

DISH Network Corp., Class A*	80,296	3,490

Fox Corp., Class A	104,394	4,187

Fox Corp., Class B	47,736	1,772

Interpublic Group of (The) Cos., Inc.	126,953	4,655

News Corp., Class A	125,530	2,954

News Corp., Class B	39,654	921

Omnicom Group, Inc.	69,044	5,003

ViacomCBS, Inc., Class B	195,549	7,726

		146,906

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Metals & Mining – 0.3%

Freeport-McMoRan, Inc.	473,307	$15,397

Newmont Corp.	257,816	13,999

Nucor Corp.	94,754	9,332

		38,728

Multiline Retail – 0.5%

Dollar General Corp.	76,205	16,166

Dollar Tree, Inc.*	74,862	7,166

Target Corp.	159,609	36,514

		59,846

Multi-Utilities – 0.7%

Ameren Corp.	82,962	6,720

CenterPoint Energy, Inc.	191,277	4,705

CMS Energy Corp.	93,419	5,580

Consolidated Edison, Inc.	114,009	8,276

Dominion Energy, Inc.	260,844	19,047

DTE Energy Co.	62,483	6,980

NiSource, Inc.	126,599	3,068

Public Service Enterprise Group, Inc.	163,023	9,928

Sempra Energy	103,021	13,032

WEC Energy Group, Inc.	101,767	8,976

		86,312

Oil, Gas & Consumable Fuels – 2.5%

APA Corp.	121,958	2,613

Cabot Oil & Gas Corp.	128,947	2,806

Chevron Corp.	623,922	63,297

ConocoPhillips	432,019	29,278

Devon Energy Corp.	203,128	7,213

Diamondback Energy, Inc.	54,907	5,198

EOG Resources, Inc.	188,307	15,115

Exxon Mobil Corp.	1,365,841	80,339

Hess Corp.	88,918	6,945

Kinder Morgan, Inc.	628,534	10,515

Marathon Oil Corp.	254,340	3,477

Marathon Petroleum Corp.	205,657	12,712

Occidental Petroleum Corp.	286,181	8,465

ONEOK, Inc.	143,865	8,343

Phillips 66	141,362	9,900

Pioneer Natural Resources Co.	73,197	12,188

Valero Energy Corp.	131,964	9,313

Williams (The) Cos., Inc.	392,129	10,172

		297,889

Personal Products – 0.2%

Estee Lauder (The) Cos., Inc., Class A	74,814	22,439

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	219	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Pharmaceuticals – 3.6%

Bristol-Myers Squibb Co.	716,904	$42,419

Catalent, Inc.*	54,954	7,313

Eli Lilly & Co.	256,149	59,183

Johnson & Johnson	849,297	137,161

Merck & Co., Inc.	816,680	61,341

Organon & Co.	81,787	2,682

Pfizer, Inc.	1,808,841	77,798

Viatris, Inc.	390,075	5,286

Zoetis, Inc.	152,905	29,685

		422,868

Professional Services – 0.4%

Equifax, Inc.	39,312	9,963

IHS Markit Ltd.	128,601	14,998

Jacobs Engineering Group, Inc.	41,992	5,565

Leidos Holdings, Inc.	45,671	4,390

Nielsen Holdings PLC	115,701	2,220

Robert Half International, Inc.	36,124	3,624

Verisk Analytics, Inc.	52,056	10,425

		51,185

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	108,360	10,550

Road & Rail – 0.9%

CSX Corp.	727,352	21,632

JB Hunt Transport Services, Inc.	27,152	4,540

Kansas City Southern	29,361	7,946

Norfolk Southern Corp.	79,679	19,063

Old Dominion Freight Line, Inc.	30,265	8,655

Union Pacific Corp.	210,390	41,239

		103,075

Semiconductors & Semiconductor Equipment – 5.5%

Advanced Micro Devices, Inc.*	391,329	40,268

Analog Devices, Inc.	173,538	29,064

Applied Materials, Inc.	294,869	37,959

Broadcom, Inc.	132,360	64,185

Enphase Energy, Inc.*	43,431	6,513

Intel Corp.	1,308,875	69,737

KLA Corp.	49,276	16,483

Lam Research Corp.	45,974	26,166

Microchip Technology, Inc.	88,412	13,571

Micron Technology, Inc.	363,188	25,779

Monolithic Power Systems, Inc.	13,926	6,750

NVIDIA Corp.	803,974	166,551

NXP Semiconductors N.V.	85,538	16,754

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Semiconductors & Semiconductor Equipment – 5.5% continued

Qorvo, Inc.*	35,856	$5,995

QUALCOMM, Inc.	363,917	46,938

Skyworks Solutions, Inc.	53,331	8,788

Teradyne, Inc.	53,223	5,810

Texas Instruments, Inc.	297,850	57,250

Xilinx, Inc.	79,839	12,055

		656,616

Software – 9.2%

Adobe, Inc.*	153,697	88,486

ANSYS, Inc.*	28,142	9,581

Autodesk, Inc.*	70,980	20,241

Cadence Design Systems, Inc.*	89,296	13,523

Ceridian HCM Holding, Inc.*	43,514	4,901

Citrix Systems, Inc.	40,080	4,303

Fortinet, Inc.*	43,733	12,772

Intuit, Inc.	88,160	47,563

Microsoft Corp.	2,424,468	683,506

NortonLifeLock, Inc.	187,196	4,736

Oracle Corp.	531,448	46,305

Paycom Software, Inc.*	15,509	7,689

PTC, Inc.*	34,082	4,083

salesforce.com, Inc.*	313,437	85,010

ServiceNow, Inc.*	63,912	39,771

Synopsys, Inc.*	49,225	14,738

Tyler Technologies, Inc.*	13,155	6,034

		1,093,242

Specialty Retail – 2.2%

Advance Auto Parts, Inc.	21,108	4,409

AutoZone, Inc.*	6,951	11,803

Bath & Body Works, Inc.	85,513	5,390

Best Buy Co., Inc.	72,726	7,688

CarMax, Inc.*	52,565	6,726

Gap (The), Inc.	69,434	1,576

Home Depot (The), Inc.	343,031	112,603

Lowe’s Cos., Inc.	228,059	46,264

O’Reilly Automotive, Inc.*	22,245	13,593

Ross Stores, Inc.	115,164	12,536

TJX (The) Cos., Inc.	389,242	25,682

Tractor Supply Co.	36,889	7,474

Ulta Beauty, Inc.*	17,674	6,379

		262,123

Technology Hardware, Storage & Peripherals – 6.3%

Apple, Inc.	5,066,343	716,887

See Notes to the Financial Statements.

EQUITY FUNDS	220	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.2% continued

Technology Hardware, Storage & Peripherals – 6.3% continued

Hewlett Packard Enterprise Co.	420,337	$5,990

HP, Inc.	387,804	10,610

NetApp, Inc.	72,273	6,487

Seagate Technology Holdings PLC	67,554	5,575

Western Digital Corp.*	98,916	5,583

		751,132

Textiles, Apparel & Luxury Goods – 0.7%

Hanesbrands, Inc.	112,644	1,933

NIKE, Inc., Class B	412,339	59,884

PVH Corp.*	23,022	2,367

Ralph Lauren Corp.	15,756	1,750

Tapestry, Inc.	89,962	3,330

Under Armour, Inc., Class A*	61,738	1,246

Under Armour, Inc., Class C*	66,166	1,159

VF Corp.	105,139	7,043

		78,712

Tobacco – 0.6%

Altria Group, Inc.	594,944	27,082

Philip Morris International, Inc.	502,821	47,662

		74,744

Trading Companies & Distributors – 0.2%

Fastenal Co.	185,537	9,576

United Rentals, Inc.*	23,361	8,198

W.W. Grainger, Inc.	14,130	5,554

		23,328

Water Utilities – 0.1%

American Water Works Co., Inc.	58,621	9,909

Wireless Telecommunication Services – 0.2%

T-Mobile U.S., Inc.*	189,301	24,185

Total Common Stocks

(Cost $3,626,433)		11,787,982

INVESTMENT COMPANIES – 0.5%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(2) (3)	63,145,452	63,145

Total Investment Companies

(Cost $63,145)		63,145

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.2%

U.S. Treasury Bills, 0.04%, 1/27/22(4) (5)	$21,960	$21,957

Total Short-Term Investments

(Cost $21,958)		21,957

Total Investments – 99.9%

(Cost $3,711,536)		11,873,084

Other Assets less Liabilities – 0.1%		8,337

NET ASSETS – 100.0%		$11,881,421

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2021 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

MSCI - Morgan Stanley Capital International

N.V. - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)

E-Mini S&P 500	415	$89,178	Long	12/21	$(3,269)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	221	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

STOCK INDEX FUND continued	SEPTEMBER 30, 2021 (UNAUDITED)

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE (1)	% OF NET ASSETS

Common Stocks	99.2%

Investment Companies	0.5%

Short-Term Investments	0.2%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$11,787,982	$—	$—	$11,787,982

Investment Companies	63,145	—	—	63,145

Short-Term Investments	—	21,957	—	21,957

Total Investments	$11,851,127	$21,957	$—	$11,873,084

OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(3,269)	$—	$—	$(3,269)

(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

EQUITY FUNDS	222	NORTHERN FUNDS SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND	SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS – 99.3%

Aerospace & Defense – 0.3%

Hexcel Corp.*	17,803	$1,057

Air Freight & Logistics – 0.5%

Expeditors International of Washington, Inc.	17,501	2,085

Automobiles – 1.6%

Tesla, Inc.*	8,474	6,571

Banks – 4.7%

Bank of America Corp.	79,389	3,370

Citigroup, Inc.	83,489	5,859

JPMorgan Chase & Co.	34,019	5,569

SVB Financial Group*	4,245	2,746

Zions Bancorp N.A.	34,773	2,152

		19,696

Beverages – 1.8%

Coca-Cola (The) Co.	145,606	7,640

Biotechnology – 3.0%

AbbVie, Inc.	21,519	2,321

Amgen, Inc.	23,215	4,937

Gilead Sciences, Inc.	31,173	2,177

Moderna, Inc.*	2,653	1,021

Vertex Pharmaceuticals, Inc.*	11,438	2,075

		12,531

Building Products – 1.1%

Johnson Controls International PLC	28,760	1,958

Lennox International, Inc.	767	226

Trane Technologies PLC	14,045	2,425

		4,609

Capital Markets – 2.6%

Affiliated Managers Group, Inc.	6,849	1,035

Ameriprise Financial, Inc.	8,773	2,317

Bank of New York Mellon (The) Corp.	49,902	2,587

BlackRock, Inc.	3,371	2,827

Janus Henderson Group PLC	52,351	2,164

		10,930

Chemicals – 0.8%

Dow, Inc.	7,989	460

Sherwin-Williams (The) Co.	9,713	2,717

		3,177

Commercial Services & Supplies – 0.2%

Rollins, Inc.	28,436	1,005

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Communications Equipment – 0.9%

Cisco Systems, Inc.	40,129	$2,184

Motorola Solutions, Inc.	6,077	1,412

		3,596

Construction & Engineering – 0.4%

AECOM*	26,603	1,680

Consumer Finance – 2.6%

Ally Financial, Inc.	40,178	2,051

American Express Co.	26,326	4,411

Discover Financial Services	20,131	2,473

SLM Corp.	14,750	260

Synchrony Financial	36,321	1,775

		10,970

Distributors – 0.5%

Pool Corp.	4,475	1,944

Diversified Consumer Services – 0.5%

Terminix Global Holdings, Inc.*	49,933	2,081

Diversified Financial Services – 0.6%

Berkshire Hathaway, Inc., Class B*	3,515	959

Voya Financial, Inc.	26,936	1,654

		2,613

Diversified Telecommunication Services – 0.3%

Verizon Communications, Inc.	23,967	1,294

Electric Utilities – 0.6%

Exelon Corp.	51,644	2,496

Electrical Equipment – 1.1%

Acuity Brands, Inc.	12,996	2,253

Rockwell Automation, Inc.	7,995	2,351

		4,604

Electronic Equipment, Instruments & Components – 0.2%

Zebra Technologies Corp., Class A*	1,942	1,001

Entertainment – 0.8%

Activision Blizzard, Inc.	12,788	990

World Wrestling Entertainment, Inc., Class A	40,027	2,252

		3,242

Equity Real Estate Investment Trusts – 3.5%

American Tower Corp.	15,614	4,144

AvalonBay Communities, Inc.	5,440	1,206

Equity Residential	3,096	250

Healthpeak Properties, Inc.	65,885	2,206

Iron Mountain, Inc.	17,059	741

Kilroy Realty Corp.	29,426	1,948

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	223	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Equity Real Estate Investment Trusts – 3.5% continued

Prologis, Inc.	18,912	$2,372

Weyerhaeuser Co.	48,989	1,743

		14,610

Food Products – 0.8%

General Mills, Inc.	34,738	2,078

Kellogg Co.	16,854	1,077

		3,155

Health Care Equipment & Supplies – 2.2%

Abbott Laboratories	3,022	357

Edwards Lifesciences Corp.*	9,231	1,045

Hologic, Inc.*	29,952	2,211

IDEXX Laboratories, Inc.*	4,087	2,542

Quidel Corp.*	1,606	226

ResMed, Inc.	5,571	1,468

West Pharmaceutical Services, Inc.	3,088	1,311

		9,160

Health Care Providers & Services – 3.6%

Amedisys, Inc.*	12,927	1,927

Cardinal Health, Inc.	31,679	1,567

DaVita, Inc.*	5,788	673

Henry Schein, Inc.*	25,639	1,953

Laboratory Corp. of America

Holdings*	8,190	2,305

McKesson Corp.	5,690	1,135

Molina Healthcare, Inc.*	4,432	1,202

Quest Diagnostics, Inc.	15,126	2,198

UnitedHealth Group, Inc.	5,100	1,993

		14,953

Health Care Technology – 0.8%

Cerner Corp.	31,964	2,254

Veeva Systems, Inc., Class A*	3,338	962

		3,216

Hotels, Restaurants & Leisure – 0.3%

Domino’s Pizza, Inc.	1,767	843

Yum! Brands, Inc.	4,382	536

		1,379

Household Durables – 0.1%

Tempur Sealy International, Inc.	13,672	635

Household Products – 2.1%

Clorox (The) Co.	6,602	1,093

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Household Products – 2.1% continued

Colgate-Palmolive Co.	36,089	$2,728

Procter & Gamble (The) Co.	34,895	4,878

		8,699

Industrial Conglomerates – 1.0%

3M Co.	23,364	4,099

Insurance – 3.2%

Aflac, Inc.	40,719	2,122

Allstate (The) Corp.	13,479	1,716

American International Group, Inc.	8,409	461

Aon PLC, Class A	5,808	1,660

Hanover Insurance Group (The), Inc.	4,361	565

Lincoln National Corp.	11,726	806

Loews Corp.	6,989	377

Marsh & McLennan Cos., Inc.	2,595	393

MetLife, Inc.	42,656	2,633

Prudential Financial, Inc.	13,422	1,412

Travelers (The) Cos., Inc.	8,319	1,265

		13,410

Interactive Media & Services – 7.0%

Alphabet, Inc., Class A*	5,958	15,929

Alphabet, Inc., Class C*	2,879	7,673

Facebook, Inc., Class A*	16,879	5,729

		29,331

Internet & Direct Marketing Retail – 2.5%

Amazon.com, Inc.*	2,524	8,291

eBay, Inc.	7,543	526

Etsy, Inc.*	7,585	1,577

		10,394

IT Services – 5.2%

Accenture PLC, Class A	15,362	4,914

Cognizant Technology Solutions Corp.,

Class A	2,825	210

International Business Machines Corp.	34,929	4,853

Jack Henry & Associates, Inc.	1,830	300

Mastercard, Inc., Class A	24,248	8,430

Visa, Inc., Class A	10,105	2,251

Western Union (The) Co.	29,664	600

		21,558

Leisure Products – 0.3%

YETI Holdings, Inc.*	13,794	1,182

Life Sciences Tools & Services – 2.0%

Agilent Technologies, Inc.	15,471	2,437

See Notes to the Financial Statements.

EQUITY FUNDS	224	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Life Sciences Tools & Services – 2.0% continued

Mettler-Toledo International, Inc.*	1,603	$2,208

Thermo Fisher Scientific, Inc.	2,779	1,588

Waters Corp.*	5,838	2,086

		8,319

Machinery – 2.0%

AGCO Corp.	1,837	225

Cummins, Inc.	6,940	1,559

Fortive Corp.	20,174	1,424

Illinois Tool Works, Inc.	9,468	1,956

Pentair PLC	18,832	1,368

Woodward, Inc.	16,514	1,869

		8,401

Media – 1.9%

Comcast Corp., Class A	8,906	498

Discovery, Inc., Class A*	10,078	256

Interpublic Group of (The) Cos., Inc.	61,707	2,263

New York Times (The) Co., Class A	40,325	1,987

Omnicom Group, Inc.	9,331	676

Sirius XM Holdings, Inc.	363,661	2,218

		7,898

Metals & Mining – 0.3%

Newmont Corp.	21,834	1,186

Multiline Retail – 0.4%

Kohl’s Corp.	7,931	373

Target Corp.	5,450	1,247

		1,620

Oil, Gas & Consumable Fuels – 0.4%

Antero Midstream Corp.	55,879	582

APA Corp.	29,515	633

Texas Pacific Land Corp.	244	295

		1,510

Pharmaceuticals – 2.2%

Bristol-Myers Squibb Co.	10,217	604

Eli Lilly & Co.	15,934	3,681

Johnson & Johnson	19,398	3,133

Organon & Co.	6,398	210

Pfizer, Inc.	17,407	749

Zoetis, Inc.	3,945	766

		9,143

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Professional Services – 1.0%

Nielsen Holdings PLC	92,078	$1,767

Robert Half International, Inc.	22,112	2,219

		3,986

Real Estate Management & Development – 1.0%

CBRE Group, Inc., Class A*	25,534	2,486

Jones Lang LaSalle, Inc.*	6,116	1,517

		4,003

Road & Rail – 0.2%

CSX Corp.	21,744	647

Semiconductors & Semiconductor Equipment – 6.3%

Applied Materials, Inc.	26,663	3,432

Enphase Energy, Inc.*	4,298	645

First Solar, Inc.*	5,491	524

Intel Corp.	149,725	7,977

Lam Research Corp.	1,419	808

NVIDIA Corp.	28,723	5,950

QUALCOMM, Inc.	2,093	270

Texas Instruments, Inc.	34,746	6,679

		26,285

Software – 11.1%

Adobe, Inc.*	5,969	3,436

Autodesk, Inc.*	4,233	1,207

Cadence Design Systems, Inc.*	12,539	1,899

Citrix Systems, Inc.	17,836	1,915

Intuit, Inc.	8,806	4,751

Manhattan Associates, Inc.*	5,744	879

Microsoft Corp.	82,333	23,211

Oracle Corp.	70,320	6,127

Teradata Corp.*	28,628	1,642

VMware, Inc., Class A*	8,169	1,215

		46,282

Specialty Retail – 4.3%

Best Buy Co., Inc.	19,049	2,013

Home Depot (The), Inc.	23,682	7,774

Lowe’s Cos., Inc.	21,793	4,421

TJX (The) Cos., Inc.	13,139	867

Ulta Beauty, Inc.*	2,089	754

Williams-Sonoma, Inc.	12,739	2,259

		18,088

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	225	EQUITY FUNDS

SCHEDULE OF INVESTMENTS

U.S. QUALITY ESG FUND continued

	NUMBER OF SHARES	VALUE (000S)

COMMON STOCKS - 99.3% continued

Technology Hardware, Storage & Peripherals – 6.2%

Apple, Inc.	170,450	$24,119

HP, Inc.	62,706	1,715

		25,834

Textiles, Apparel & Luxury Goods – 1.2%

Carter’s, Inc.	9,002	875

Deckers Outdoor Corp.*	489	176

Hanesbrands, Inc.	102,831	1,765

NIKE, Inc., Class B	15,811	2,296

		5,112

Trading Companies & Distributors – 1.1%

Fastenal Co.	46,098	2,379

W.W. Grainger, Inc.	5,684	2,234

		4,613

Total Common Stocks

(Cost $340,862)		413,530

INVESTMENT COMPANIES – 0.7%

Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	2,965,368	2,965

Total Investment Companies

(Cost $2,965)		2,965

	PRINCIPAL AMOUNT (000S)	VALUE (000S)

SHORT-TERM INVESTMENTS – 0.1%

U.S. Treasury Bill, 0.04%, 1/27/22(3) (4)	$405	$405

Total Short-Term Investments

(Cost $405)		405

Total Investments – 100.1%

(Cost $344,232)		416,900

Liabilities less Other Assets – (0.1%)		(455)

NET ASSETS – 100.0%		$416,445

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2021 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

PLC - Public Limited Company

S&P - Standard & Poor’s

Percentages shown are based on Net Assets.

At September 30, 2021, the Fund had open futures contracts as follows:

TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000S)(1)
E-Mini S&P 500	12	$2,579	Long	12/21	$(89)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

At September 30, 2021, the security types for the Fund were:

SECURITY TYPE(1)	% OF NET ASSETS

Common Stocks	99.3%

Investment Companies	0.7%

Short-Term Investments	0.1%

(1)	Figures in the above table may not sum to 100% due to the exclusion of other assets and liabilities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2021:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)

Common Stocks(1)	$413,530	$—	$—	$413,530

Investment Companies	2,965	—	—	2,965

Short-Term Investments	—	405	—	405

Total Investments	$416,495	$405	$—	$416,900

See Notes to the Financial Statements.

EQUITY FUNDS	226	NORTHERN FUNDS SEMIANNUAL REPORT

SEPTEMBER 30, 2021 (UNAUDITED)

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
OTHER FINANCIAL INSTRUMENTS

Liabilities

Futures Contracts	$(89)	$ —	$—	$(89)
(1)	Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

NORTHERN FUNDS SEMIANNUAL REPORT	227	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS

1. ORGANIZATION

Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 41 funds as of September 30, 2021, each with its own investment objective (e.g., long-term capital appreciation, total return or income consistent with preservation of capital). The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Northern Engage360 TM, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein.

The Global Tactical Asset Allocation Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”). The Fund also may invest in other unaffiliated mutual funds and ETFs (together with affiliated underlying funds and ETFs, the “Underlying Funds”) and other securities and investments not issued by mutual funds. References to the “Fund” or “Funds” herein may include references to the “Underlying Funds”, as applicable.

Except for the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds, each Fund is authorized to issue one class of shares designated as the “Shares” class. Effective July 31, 2020, the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds are authorized to issue two classes of shares designated as Class K shares and Class I shares.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Funds. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

2. SIGNIFICANT ACCOUNTING POLICIES

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) of each class is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.

A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS

Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the regular trading session closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds’ approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.

The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange or other designated time. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.

Shares of open-end investment companies, other than ETFs, are valued at their NAV. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost, which NTI, as authorized by the Trust’s Board of Trustees (the “Board”), has determined approximates fair value.

Any securities for which market quotations are not readily available or are believed to be incorrect are valued at fair value as determined in good faith by NTI under the supervision of the

EQUITY FUNDS	228	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

Board. The Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used by the Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign securities held by a Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B) FUTURES CONTRACTS Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return (i.e., for speculative purposes) or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts.

The contract position and investment strategy utilized during the six months ended September 30, 2021, was as follows:

	CONTRACT POSITION	INVESTMENT STRATEGY

Active M Emerging Markets Equity	Long	Liquidity

Active M International Equity	Long	Liquidity

Emerging Markets Equity Index	Long	Liquidity

	CONTRACT POSITION	INVESTMENT STRATEGY

Global Real Estate Index	Long	Liquidity

Global Sustainability Index	Long	Liquidity

Income Equity	Long	Liquidity

International Equity	Long	Liquidity

International Equity Index	Long	Liquidity

Large Cap Core	Long	Liquidity

Large Cap Value	Long	Liquidity

Mid Cap Index	Long	Liquidity

Multi-Manager Global Listed Infrastructure	Long	Liquidity

Northern Engage360TM	Long	Liquidity

Small Cap Core	Long	Liquidity

Small Cap Index	Long	Liquidity

Small Cap Value	Long	Liquidity

Stock Index	Long	Liquidity

U.S. Quality ESG	Long	Liquidity

At September 30, 2021, the aggregate fair value of securities pledged to cover margin requirements for open positions for the Active M Emerging Markets Equity, Active M International Equity, Income Equity, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Northern Engage360 TM, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds was approximately $1,990,000, $4,459,000, $165,000, $415,000, $150,000, $5,564,000, $4,180,000, $890,000, $1,257,000, $4,259,000, $6,788,000, $21,957,000 and $405,000, respectively. At September 30, 2021, the aggregate fair value of cash and foreign currencies to cover margin requirements for open positions for the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity and International Equity Index Funds was approximately $4,069,000, $1,083,000, $1,304,000, $257,000 and $4,579,000, respectively. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

C) OPTIONS CONTRACTS Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.

NORTHERN FUNDS SEMIANNUAL REPORT	229	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.

The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.

D) FOREIGN CURRENCY TRANSLATION Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.

E) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds and certain of the Underlying Funds for the Global Tactical Asset Allocation Fund may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.

Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund’s or an Underlying Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund or an Underlying Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to forward foreign currency exchange transactions that were outstanding as of September 30, 2021 for the Emerging Markets Equity Index Fund, approximately $20,000 was received by Fund as collateral and is included in Due to broker on the Statements of Assets and Liabilities.

F) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Other non-cash dividends are recognized as investment income at the fair value of the property received. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal

EQUITY FUNDS	230	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.

G) EXPENSES Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expenses are recognized on an accrual basis.

H) REDEMPTION FEES The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360 TM Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2021, were as follows:

Amounts in thousands	REDEMPTION FEES

Active M International Equity	—*

Emerging Markets Equity Index	$1,000

Global Real Estate Index	—*

Global Sustainability Index	—*

International Equity Index	—*

Multi-Manager Global Listed Infrastructure	—*

*	Amounts round to less than $1,000.

Redemption fees for the fiscal year ended March 31, 2021, were as follows:

Amounts in thousands	REDEMPTION FEES

Active M Emerging Markets Equity	–*

Active M International Equity	–*

Emerging Markets Equity Index	$19,000

Global Real Estate Index	$3,000

Global Sustainability Index	$8,000

International Equity	–*

International Equity Index	–*

Multi-Manager Global Listed Infrastructure	–*

*	Amounts round to less than $1,000.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods. There were no redemption fees for the six months ended September 30, 2021, for the Active M Emerging Markets Equity, International Equity, Multi-Manager Global Real Estate and Northern Engage360TM Funds. There were no redemption fees for the fiscal year ended March 31, 2021, for the Multi-Manager Global Real Estate and Northern Engage360TM Funds.

I) DISTRIBUTIONS TO SHAREHOLDERS Distributions of dividends from net investment income, if any, are declared and paid as follows:

DECLARATION AND PAYMENT FREQUENCY

Active M Emerging Markets Equity	Annually

Active M International Equity	Annually

Emerging Markets Equity Index	Annually

Global Real Estate Index	Quarterly

Global Sustainability Index	Annually

Global Tactical Asset Allocation	Quarterly

Income Equity	Monthly

International Equity	Annually

International Equity Index	Annually

Large Cap Core	Quarterly

Large Cap Value	Annually

Mid Cap Index	Annually

Multi-Manager Global Listed Infrastructure	Quarterly

Multi-Manager Global Real Estate	Quarterly

Northern Engage360TM	Annually

Small Cap Core	Annually

Small Cap Index	Annually

Small Cap Value	Annually

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NOTES TO THE FINANCIAL STATEMENTS continued

DECLARATION AND PAYMENT FREQUENCY

Stock Index	Quarterly

U.S. Quality ESG	Quarterly

Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications relate to net operating losses, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of distributions received from investments in master limited partnerships (“MLPs”), recharacterization of dividends received from investments in REITs, expired capital loss carryforwards, and gains or losses on in-kind transactions. These reclassifications have no impact on the net assets or the NAVs per share of the Funds. At March 31, 2021, the following reclassifications were recorded:

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Active M Emerging Markets Equity	$914	$(914)	$–

Active M International Equity	2,894	(2,894)	–

Emerging Markets Equity Index	7,767	(7,767)	–

Global Real Estate Index	45,018	(9,481)	(35,537)

Global Sustainability Index	699	(699)	–

Global Tactical Asset Allocation	(311)	311	–

Income Equity	420	(420)	–

International Equity	220	(220)	–

International Equity Index	4,952	(5,723)	771

Multi-Manager Global Listed

Infrastructure	82	13,788	(13,870)

Multi-Manager Global Real Estate	2,298	(1,397)	(901)

Northern Engage360TM	755	(755)	–

Small Cap Core	24	(24)	–

Small Cap Index	14	(141)	127

Small Cap Value	770	(770)	–

Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	CAPITAL STOCK

Stock Index	$ –	$ (813)	$ 813

J) FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Certain Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. Certain Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable, if any, is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.

During the fiscal year ended March 31, 2021, the Emerging Markets Equity Index, Large Cap Value, Northern Engage360 TM, Small Cap Core and U.S. Quality ESG Funds utilized approximately $120,700,000, $324,000, $7,803,000, $2,190,000 and $702,000, respectively, in capital loss carryforwards.

Capital losses incurred that will be carried forward indefinitely are as follows:

Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFOWARD

Emerging Markets Equity Index	$23,060	$290,491

International Equity	16,650	30,187

International Equity Index*	5,370	620,563

Large Cap Value	–	2,037

*	Amounts include acquired capital loss carryovers which may be limited under current tax laws.

At November 30, 2020, the Global Real Estate Index and Multi-Manager Global Real Estate Funds’ most recent tax year end, the non-expiring short-term capital losses were approximately $6,743,000 and $5,930,000, respectively, and

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SEPTEMBER 30, 2021 (UNAUDITED)

long-term capital losses were approximately $133,029,000 and $4,209,000, respectively. The Funds may offset future capital gains with these capital loss carryforwards.

At March 31, 2021, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Active M Emerging Markets

Equity	$23,771	$40,777	$86,552

Active M International Equity	12,354	15,600	147,224

Emerging Markets Equity Index	17,852	–	860,990

Global Sustainability Index	5,896	30,379	321,345

Global Tactical Asset

Allocation	–	1,527	13,820

Income Equity	1,852	1,300	55,068

International Equity	3,606	–	11,383

International Equity Index	45,807	–	1,621,310

Large Cap Core	2,358	6,627	99,423

Large Cap Value	986	–	9,724

Mid Cap Index	50,454	68,485	935,760

Northern Engage360TM	2,273	5,544	88,396

Small Cap Core	2,716	20,735	252,615

Small Cap Index	3,608	33,340	718,395

Small Cap Value	13,768	99,528	1,077,854

Stock Index	16,730	110,303	7,255,412

U.S. Quality ESG	2,957	3,300	64,876

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax components of undistributed net ordinary income, net long-term capital gains and unrealized gains (losses) at November 30, 2020, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds’ last tax year end, were as follows:

	UNDISTRIBUTED

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)

Global Real Estate Index	$ –	$ –	$223,053

Multi-Manager Global Listed Infrastructure	1,584	7,934	58,814

Multi-Manager Global Real Estate	1,431	–	14,101

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2021, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Active M Emerging Markets Equity	$4,000	$ 26,239

Active M International Equity	5,234	–

Emerging Markets Equity Index	56,778	–

Global Sustainability Index	15,377	22

Global Tactical Asset Allocation	3,162	4,405

Income Equity	2,508	8,206

International Equity	5,764	–

International Equity Index	103,477	–

Large Cap Core	3,348	–

Large Cap Value	855	–

Mid Cap Index	34,067	72,629

Northern Engage360TM	3,438	–

Small Cap Core	3,468	19,725

Small Cap Index	18,255	32,489

Small Cap Value	39,652	12,338

Stock Index	151,659	256,239

U.S. Quality ESG	2,271	1,369

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended March 31, 2020, was as follows:

	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

Active M Emerging Markets Equity	$24,500	$ 20,900

Active M International Equity	20,146	30,000

Emerging Markets Equity Index	76,000	–

Global Sustainability Index	15,009	6,408

Global Tactical Asset Allocation	2,510	–

Income Equity	3,527	12,000

International Equity	6,938	–

International Equity Index	172,000	–

Large Cap Core	4,473	5,400

Large Cap Value	1,500	–

Mid Cap Index	34,000	20,750

Northern Engage360TM	4,322	–

Small Cap Core	3,428	25,869

Small Cap Index	15,500	7,300

Small Cap Value	38,800	170,000

Stock Index	173,198	68,627

NORTHERN FUNDS SEMIANNUAL REPORT	233	EQUITY FUNDS

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NOTES TO THE FINANCIAL STATEMENTS continued

DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS

U.S. Quality ESG	$ 1,598	$ 425

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds’ tax years ended November 30, 2020 and November 30, 2019 was designated for the purpose of the dividends paid deductions as follows:

	NOVEMBER 30, 2020 AND NOVEMBER 30, 2019 DISTRIBUTIONS FROM

Amounts in thousands	ORDINARY INCOME*		LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL

Global Real Estate Index (2020)	$73,463	**	$ –	$22,242	**

Global Real Estate Index (2019)	53,911		–	–

Multi-Manager Global Listed

Infrastructure (2020)	23,341		–	–

Multi-Manager Global Listed Infrastructure (2019)	28,660		65,734	–

Multi-Manager Global Real Estate (2020)	3,978		–	–

Multi-Manager Global Real Estate (2019)	4,038		69	–

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
**

The tax character of distributions paid during the tax year ended November 30, 2020 have been restated from what was previously reported as $95,705 and $0 for ordinary income and return of capital, respectively.

The Global Real Estate Index, the Multi-Manager Global Listed Infrastructure and the Multi-Manager Global Real Estate Funds have a tax year end of November 30th. Therefore, the tax character of distributions paid for the period December 1, 2020 through March 31, 2021 will be determined at the end of its tax year.

As of March 31, 2021, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

K) OTHER RISKS Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets.

These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.

The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.

3. SERVICE PLAN

The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class or Class I shares of the Funds, as applicable, beneficially owned by their customers.

NTI has contractually agreed to limit payments of service fees from Class I shares of the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds to an annual rate of 0.05 percent, 0.10 percent and 0.10 percent, respectively, of the average daily net assets of the Class I shares of these Funds. There is no service fee permitted by Class K shares of the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds.

There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2021.

Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2021.

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4. BANK BORROWINGS

The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $250,000,000 senior unsecured revolving credit facility on November 16, 2020, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if the one month London Interbank Offered Rate (“LIBOR”) on the date of borrowing exceeded such Federal Funds Rate, the amount by which it so exceeded, plus (iii) 1.25 percent. In addition, there is an annual commitment fee of 0.15 percent on the unused portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations.

During the six months ended September 30, 2021, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:

Amounts in thousands	DOLLAR AMOUNT	RATE

Global Tactical Asset Allocation	$100	1.35%

Large Cap Core	600	1.36

No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2021. There were no outstanding loan amounts at September 30, 2021.

5. MANAGEMENT AND OTHER AGREEMENTS

As compensation for advisory services (asset allocation services for the Global Tactical Asset Allocation Fund), administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Fund (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees for the Global Sustainability Index, Small Cap Core and U.S. Quality ESG Funds, the compensation paid to each independent Trustee of the Trust, expenses of third-party consultants engaged by the Board, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) except for the Northern Engage360 TM and the U.S. Quality ESG Funds, for which NTI has contractually agreed to reimburse a portion of operating expenses (other than acquired fund fees and extraordinary expenses for the Northern Engage360 TM Fund and other than service fees and extraordinary expenses for the U.S. Quality ESG Fund), as shown on the accompanying Statements of Operations, to the extent the total annual fund operating expenses of the Funds exceed the expense limitations set forth below. The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.

At September 30, 2021, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.

	CONTRACTUAL

	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS

Emerging Markets Equity Index	0.21%	0.30%

Global Real Estate Index	0.40%	0.50%

Global Sustainability Index	0.18%	0.25%

Global Tactical Asset Allocation	0.23%	0.25%

International Equity	0.48%	0.50%

International Equity Index	0.18%	0.25%

Large Cap Core	0.44%	0.45%

Large Cap Value	0.53%	0.55%

Mid Cap Index	0.13%	0.15%

Small Cap Core	0.47%	0.49%

Small Cap Index	0.13%	0.15%

Small Cap Value	0.95%	1.00%

Stock Index	0.08%	0.10%

U.S. Quality ESG	0.37%	0.39%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION

Active M Emerging Markets Equity	1.08%	1.048%	1.017%	1.10%

Active M International Equity	0.82%	0.795%	0.771%	0.84%

Income Equity	0.95%	0.922%	0.894%	1.00%

Multi-Manager Global Listed Infrastructure	0.90%	0.873%	0.847%	1.00%

Multi-Manager Global Real Estate	0.89%	0.863%	0.837%	0.91%

Northern Engage360TM	0.68%	0.660%	0.640%	0.70%

The contractual reimbursement arrangements described above are expected to continue until at least July 31, 2022. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year. The Board

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EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

may terminate the contractual arrangements at any time with respect to a Fund if it determines that it is in the best interest of the Fund and its shareholders.

In addition, during the six months ended September 30, 2021, NTI reimbursed certain additional expenses that may be excepted expenses.

Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.

The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360 TM Funds are managed by NTI and one or more investment sub-advisers unaffiliated with NTI (each a “Sub-Adviser” and together, the “Sub-Advisers”). In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any investment sub-advisers to the Funds (collectively, the “Sub-Advisers”) and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.

As of September 30, 2021, Axiom International Investors LLC, Ashmore Investment Management Limited and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.

As of September 30, 2021, Causeway Capital Management LLC, Polen Capital Management, LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.

As of September 30, 2021, First Sentier Investors (Australia) IM Ltd., Lazard Asset Management LLC and Maple-Brown Abbott Limited are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.

As of September 30, 2021, Janus Capital Management, LLC and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.

As of September 30, 2021, Ariel Investments, LLC, Aristotle Capital Management, LLC, ARK Investment Management, LLC, Earnest Partners, LLC, Mar Vista Investment Partners, LLC and Strategic Global Advisors, LLC are the Sub-Advisers for the Northern Engage360 TM Fund.

NTI is responsible for payment of sub-advisory fees to these Sub-Advisers.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. The Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds’ custodian expenses, unless such uninvested cash balances receive a separate type of return.

Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of Northern Institutional Funds and/or the Global Tactical Asset Allocation Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

6. RELATED PARTY TRANSACTIONS

Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30,

EQUITY FUNDS	236	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

2021, the uninvested cash of the Funds is invested in the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”). The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. For the six months ended September 30, 2021, NTI reimbursed each Fund for a portion of the management fees attributable to and payable by the Funds for advisory services on any assets invested in an affiliated money market fund. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.

The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2021, the following Funds engaged in purchases and/or sales of securities from an affiliated entity:

Amount in thousands	PURCHASES	SALES*

Multi-Manager Global Listed Infrastructure	$-	$(664)

Multi-Manager Global Real Estate	-	(41)

*	During the six months ended September 30, 2021, the realized gains (losses) associated with these transactions were approximately $(44,000) and $12,000, respectively.

During the six months ended September 30, 2021, the Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Tactical Asset Allocation, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate received reimbursements from Northern Trust of approximately $14,000, $11,000, $10,000, $7,000, $1,000, $5,000, $6,000, $12,000 and $1,000, respectively, in connection with errors. The Global Sustainability Index and Northern Engage360TM Funds each received reimbursements of less than $1,000 in connection with errors. These reimbursements are included in Net investment income in the Statements of Operations and Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. These cash contributions represent less than $0.01 per share for each of the Funds.

During the six months ended September 30, 2021, the Stock Index Fund received reimbursements from Northern Trust of approximately $2,000 in connection with an error. This reimbursement is included in Capital share transactions in the Statements of Changes in Net Assets. The cash contribution represents less than $0.01 per share and had no effect on the Fund’s total return.

During the fiscal year ended March 31, 2021, the Active M Emerging Markets Equity, the Active M International Equity and the Emerging Markets Equity Index Funds received reimbursements from Northern Trust of approximately $41,000, $26,000 and $151,000, respectively, in connection with an error. These reimbursements are included in Net investment income in the Statements of Changes in Net Assets and in Net investment income in the Financial Highlights. These cash contributions represent less than $0.01 for each of the Funds.

During the fiscal year ended March 31, 2021, the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360TM Funds received reimbursements from NTI of approximately $3,000, $6,000, $5,000, $1,000 and $1,000, respectively, in connection with errors. These reimbursements are included in Net realized gains on investments in the Statements of Changes in Net Assets and in Net realized and unrealized gain in the Financial Highlights. These cash contributions represent less than $0.01 per share for each of the Funds and had no effect on the Funds’ total return.

Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six-month period ended September 30, 2021, the Active M International Equity, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and Northern Engage 360TM Funds paid Northern Trust approximately $9,000, $5,000, $9,000, $2,000, $48,000, $3,000 and $7,000, respectively. The Active M Emerging Markets Equity, Emerging Markets Equity Index and Multi-Manager Global Real Estate Funds each paid amounts to Northern Trust of less than $1,000. The Active M International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure and Northern Engage 360TM Funds received amounts from Northern Trust of less than $1,000. These amounts are included in Dividend income or Interest income on the Funds’ Statements of Operations.

NORTHERN FUNDS SEMIANNUAL REPORT	237	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

7. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, the aggregate costs of purchases and proceeds from sales of securities (excluding short–term investments) for the Funds were as follows:

	PURCHASES		SALES

Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER

Active M Emerging Markets Equity	$–	$181,742	$–	$213,780

Active M International Equity	–	102,912	–	119,753

Emerging Markets Equity Index	–	228,399	–	243,140

Global Real Estate Index	–	48,237	–	66,239

Global Sustainability Index	–	175,912	–	79,407

Global Tactical Asset Allocation	–	19,926	–	22,743

Income Equity	–	49,636	–	48,873

International Equity	–	16,594	–	12,749

International Equity Index	–	229,576	–	232,404

Large Cap Core	–	70,568	–	79,990

Large Cap Value	–	29,417	–	30,501

Mid Cap Index	–	209,713	–	283,861

Multi-Manager Global Listed Infrastructure	–	179,337	–	265,185

Multi-Manager Global

Real Estate	–	39,323	–	39,954

Northern Engage360TM	–	53,366	–	104,188

Small Cap Core	–	72,796	–	85,639

Small Cap Index	–	269,496	–	274,558

Small Cap Value	–	455,323	–	743,706

Stock Index	–	153,573	–	257,938

U.S. Quality ESG	–	166,460	–	74,381

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.

At September 30, 2021, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS

Active M Emerging Markets Equity	$59,596	$(12,134)	$47,462	$347,617

Active M International Equity	168,365	(20,969)	147,396	542,393

Emerging Markets Equity Index	780,465	(96,018)	684,447	1,579,854

Global Real Estate Index	438,339	(60,123)	378,216	1,101,315

Global Sustainability Index	382,394	(11,910)	370,484	787,938

Global Tactical Asset Allocation	15,625	(211)	15,414	105,404

Income Equity	50,918	(1,677)	49,241	111,964

International Equity	15,805	(4,447)	11,358	97,149

International Equity Index	1,981,570	(235,840)	1,745,730	3,719,680

Large Cap Core	103,848	(2,245)	101,603	183,013

Large Cap Value	7,635	(1,098)	6,537	58,893

Mid Cap Index	919,662	(54,845)	864,817	1,618,667

Multi-Manager

Global Listed Infrastructure	98,717	(28,342)	70,375	1,002,518

Multi-Manager Global Real Estate	36,249	(2,428)	33,821	168,741

Northern Engage360TM	88,463	(7,973)	80,490	269,765

Small Cap Core	224,015	(15,141)	208,874	329,009

Small Cap Index	669,861	(86,505)	583,356	987,926

Small Cap Value	839,176	(64,749)	774,427	1,865,812

Stock Index	8,128,313	(67,447)	8,060,866	3,808,949

U.S. Quality ESG	78,003	(6,134)	71,869	344,942

EQUITY FUNDS	238	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

8. CAPITAL SHARE TRANSACTIONS

Transactions in Shares class for the six months ended September 30, 2021, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED		PAYMENTS FOR SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	932	$20,835	–	$–	(2,236)		$(49,939)		(1,304)	$(29,104)

Active M International Equity	571	7,951	–	–	(2,641)		(36,113)		(2,070)	(28,162)

Emerging Markets Equity Index	12,124	174,501	–	–	(13,766)		(199,112)		(1,642)	(24,611)

Global Real Estate Index	8,922	103,259	363	4,207	(11,010)		(126,917)		(1,725)	(19,451)

Global Tactical Asset Allocation	494	7,076	43	609	(792)		(11,318)		(255)	(3,633)

Income Equity	625	9,718	51	815	(594)		(9,420)		82	1,113

International Equity	532	5,422	–	–	(453)		(4,642)		79	780

International Equity Index	15,166	223,196	–	–	(21,670)		(318,752)		(6,504)	(95,556)

Large Cap Core	509	14,023	49	1,362	(890)		(24,230)		(332)	(8,845)

Large Cap Value	75	1,621	–	–	(152)		(3,292)		(77)	(1,671)

Mid Cap Index	6,346	156,348	–	–	(9,741)		(240,482)		(3,395)	(84,134)

Multi-Manager Global Listed Infrastructure	3,113	42,375	511	6,886	(11,652)		(158,325)		(8,028)	(109,064)

Multi-Manager Global Real Estate	880	11,108	44	568	(682)		(8,685)		242	2,991

Northern Engage360TM	14	204	–	–	(4,339)		(61,112)		(4,325)	(60,908)

Small Cap Index	5,763	100,809	–	–	(6,537)		(113,861)		(774)	(13,052)

Small Cap Value	10,295	244,285	–	–	(23,605)		(558,359)		(13,310)	(314,074)

Stock Index	8,957	430,288	322	15,684	(15,345)		(739,588)		(6,066)	(293,616)

Transactions in Shares class for the fiscal year ended March 31, 2021, were as follows:

Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED		PAYMENTS FOR SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Active M Emerging Markets Equity	5,834	$120,232	973	$20,766	(10,179)		$(191,968)		(3,372)	$(50,970)

Active M International Equity	3,960	43,992	32	386	(19,679)		(189,286)		(15,687)	(144,908)

Emerging Markets Equity Index	63,627	826,815	1,053	14,517	(68,614)		(830,819)		(3,934)	10,513

Global Real Estate Index	28,802	263,452	741	6,832	(112,064)		(1,001,876)		(82,521)	(731,592)

Global Sustainability Index *	9,922	142,839	–	–	(65,056	)**	(999,402	)**	(55,134)	(856,563)

Global Tactical Asset Allocation	753	9,723	527	6,928	(1,598)		(20,806)		(318)	(4,155)

Income Equity	815	10,916	736	10,090	(2,518)		(32,165)		(967)	(11,159)

International Equity	993	8,602	164	1,496	(7,320)		(57,275)		(6,163)	(47,177)

International Equity Index	62,952	768,053	1,202	16,113	(94,142)		(1,066,069)		(29,988)	(281,903)

Large Cap Core	2,641	56,076	139	3,018	(2,069)		(44,593)		711	14,501

Large Cap Value	332	5,138	46	810	(812)		(13,159)		(434)	(7,211)

Mid Cap Index	23,172	407,328	3,881	80,914	(45,935)		(822,856)		(18,882)	(334,614)

Multi-Manager Global Listed Infrastructure	29,534	345,544	878	10,586	(25,522)		(301,788)		4,890	54,342

Multi-Manager Global Real Estate	7,697	75,039	107	1,118	(3,234)		(32,243)		4,570	43,914

Northern Engage360TM	1,234	15,212	258	3,325	(118)		(1,491)		1,374	17,046

Small Cap Core *	1,017	21,041	–	–	(19,545	)***	(451,334	)***	(18,528)	(430,293)

Small Cap Index	24,859	315,724	2,394	36,681	(30,731)		(389,525)		(3,478)	(37,120)

Small Cap Value	29,871	521,935	2,520	49,799	(59,541)		(1,046,337)		(27,150)	(474,603)

NORTHERN FUNDS SEMIANNUAL REPORT	239	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED		PAYMENTS FOR SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Stock Index	28,819		$1,106,357		6,036	$249,003	(50,157)		$(1,868,040)		(15,302)	$(512,680)

U.S. Quality ESG *	3,255		38,828		3	36	(13,632	)****	(176,744	)****	(10,374)	(137,880)

*   Shares class of the Global Sustainability Index Fund, Small Cap Core Fund and U.S. Quality ESG Fund ceased operations on July 31, 2020.

**  Amounts include shares of approximately 26,260,000 and 33,292,000 and proceeds of approximately $407,037,000 and $516,131,000 for the Global Sustainability Index Fund which were transferred due to the conversion of the Shares class to Class K and Class I, respectively. The transfer was completed on July 31, 2020.

***  Amounts include shares of approximately 8,648,000 and 8,230,000 and proceeds of approximately $202,885,000 and $193,126,000 for the Small Cap Core Fund which were transferred due to the conversion of the Shares class to Class K and Class I, respectively. The transfer was completed on July 31, 2020.

****  Amounts include shares of 13,262,000 and proceeds of $172,453,000 for the U.S. Quality ESG Fund which were transferred due to the conversion of the Shares class to Class K. The transfer was completed on July 31, 2020.

Transactions in Class K shares for the six months ended September 30, 2021, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED		PAYMENTS FOR SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	6,829		$139,651		–	$ –	(607)		$(12,071)		6,222	$127,580

Small Cap Core	423		14,059		–	–	(379)		(12,710)		44	1,349

U.S. Quality ESG	5,758		103,915		16	285	(613)		(10,647)		5,161	93,553
Transactions in Class K shares for the fiscal year ended March 31, 2021, were as follows:
Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED		PAYMENTS FOR SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index*	28,548	**	$446,548	**	45	$ 795	(1,063)		$(17,569)		27,530	$429,774

Small Cap Core*	9,409	***	221,089	***	369	10,600	(950)		(26,125)		8,828	205,564

U.S. Quality ESG*	19,320	****	261,271	****	108	1,603	(924)		(13,778)		18,504	249,096

*   Commenced class operations on July 31, 2020.

**  Amounts include shares of approximately 26,260,000 and proceeds of approximately $407,037,000 for the Global Sustainability Index Fund which were transferred due to the conversion of the Shares class to Class K. The transfer was completed on July 31, 2020.

***  Amounts include shares of approximately 8,648,000 and proceeds of approximately $202,885,000 for the Small Cap Core Fund which were transferred due to the conversion of the Shares class to Class K. The transfer was completed on July 31, 2020.

****  Amounts include shares of 13,262,000 and proceeds of $172,453,000 for the U.S. Quality ESG Fund which were transferred due to the conversion of the Shares class to Class K. The transfer was completed on July 31, 2020.

Transactions in Class I shares for the six months ended September 30, 2021, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED		PAYMENTS FOR SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index	4,872		$98,301		–	$–	(6,772)		$(136,489)		(1,900)	$(38,188)

Small Cap Core	439		14,596		–	–	(810)		(26,910)		(371)	(12,314)

U.S. Quality ESG	28		495		–*	1	(1)		(10)		27	486

EQUITY FUNDS	240	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

*	Amount rounds to less than one thousand.

Transactions in Class I shares for the fiscal year ended March 31, 2021, were as follows:

Amounts in thousands	SHARES SOLD		PROCEEDS FROM SHARES SOLD		SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS

Global Sustainability Index*	43,457	**	$689,550	**	420	$7,371	(18,437)	$(314,293)	25,440	$382,628

Small Cap Core*	9,228	***	221,091	***	362	10,391	(1,777)	(46,125)	7,813	185,357

U.S. Quality ESG****	5		71		–	1	–	(1)	5	71

*	Commenced class operations on July 31, 2020.
**

Amounts include shares of approximately 33,292,000 and proceeds of approximately $516,131,000 for the Global Sustainability Index Fund which were transferred due to the conversion of the Shares class to Class I. The transfer was completed on July 31, 2020.

***

Amounts include shares of approximately 8,230,000 and proceeds of approximately $193,126,000 for the Small Cap Core Fund which were transferred due to the conversion of the Shares class to Class I. The transfer was completed on July 31, 2020.

****	Commenced class operations on August 24, 2020.

9. INVESTMENTS IN AFFILIATES

Transactions in affiliated investments for the six months ended September 30, 2021, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD

Active M Emerging Markets Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 16,145	$ 119,771	$ 117,474	$ –	$ –	$ –	$ 18,442	18,442,202

Active M International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	18,115	91,102	97,041	–	–	3	12,176	12,176,181

Emerging Markets Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	38,931	176,670	170,007	–	–	6	45,594	45,594,313

Global Real Estate Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	11,514	99,241	96,368	–	–	–	14,387	14,387,426

Global Sustainability Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	12,721	109,908	95,145	–	–	–	27,484	27,484,078

	Northern Trust Corp.	752	88	–	14	–	10	854	7,916

	Total	$ 13,473	$109,996	$ 95,145	$ 14	$ –	$ 10	$ 28,338	27,491,994

	FlexShares®

	Credit-Scored

Global Tactical Asset Allocation	U.S. Corporate Bond Index Fund	$ 17,404	$ 217	$ 7,268	$ (44)	$ 195	$ 128	$ 10,504	194,992

	FlexShares® Credit–Scored U.S. Long Corporate Bond Index Fund	3,169	36	1,608	96	69	43	1,762	29,432

NORTHERN FUNDS SEMIANNUAL REPORT	241	EQUITY FUNDS

EQUITY FUNDS

NOTES TO THE FINANCIAL STATEMENTS continued

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME		VALUE, END OF PERIOD	SHARES, END OF PERIOD

	Flexshares® Developed Markets ex-U.S. Quality Low Volatility Index Fund	$ 2,380	$ 56	$ 118	$ 39	$ 7	$ 43		$ 2,364	86,973

	FlexShares® Disciplined Duration MBS Index Fund	5,398	48	1,149	(59)	(24)	57		4,214	179,297

	FlexShares® Global Quality Real Estate Index Fund	2,540	51	439	225	1	25		2,378	36,008

	FlexShares® High Yield Value-Scored Bond Index Fund	7,218	5,562	666	– *	25	229		12,139	243,557

	FlexShares® International Quality Dividend Index Fund	6,007	165	64	(119)	3	155		5,992	237,672

	FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund	11,932	81	397	267	39	178		11,922	166,091

	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	8,452	322	1,385	(403)	334	110		7,320	120,700

	FlexShares® Morningstar Global Upstream Natural Resources Index Fund	4,604	2,979	–	(43)	–	139		7,540	206,009

	FlexShares® Morningstar U.S. Market Factor Tilt Index Fund	14,898	164	849	665	219	87		15,097	89,440

	FlexShares® Quality Dividend Index Fund	8,856	199	807	286	122	89		8,656	155,552

	FlexShares® STOXX Global Broad Infrastructure Index Fund	4,826	61	2,603	(204)	287	50		2,367	42,432

	FlexShares® U.S. Quality Low Volatility Index Fund	10,022	330	1,426	662	208	55		9,796	193,129

	Northern Institutional Funds - U.S. Government Portfolio (Shares)	779	22,972	23,159	–	–	–	*	592	592,264

	Total	$108,485	$ 33,243	$ 41,938	$1,368	$1,485	$1,388		$102,643	2,573,548

Income Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 481	$ 11,393	$ 10,696	$ –	$ –	$ –		$ 1,178	1,177,958

International Equity	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,617	5,217	6,483	–	–	–		351	350,857

EQUITY FUNDS	242	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	DIVIDEND INCOME		VALUE, END OF PERIOD	SHARES, END OF PERIOD

International Equity Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 16,333	$187,674	$183,979	$ –	$ –	$ 3		$ 20,028	20,028,152

Large Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,148	13,845	13,308	–	–	–		1,685	1,685,223

Large Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	377	3,085	3,143	–	–	–	*	319	319,414

Mid Cap Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	22,904	129,230	124,238	–	–	4		27,896	27,895,503

Multi-Manager Global Listed Infrastructure	Northern Institutional Funds - U.S. Government Portfolio (Shares)	42,041	296,710	311,085	–	–	–		26,666	26,666,006

Multi-Manager Global Real Estate	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,903	35,042	29,918	–	–	1		9,027	9,026,585

Northern Engage360TM	Northern Institutional Funds - U.S. Government Portfolio (Shares)	17,898	53,044	60,387	–	–	2		10,555	10,554,709

Small Cap Core	Northern Institutional Funds - U.S. Government Portfolio (Shares)	16,121	24,408	20,850	–	–	2		19,679	19,679,030

Small Cap Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	25,952	99,162	113,573	–	–	5		11,541	11,540,966

Small Cap Value	Northern Institutional Funds - U.S. Government Portfolio (Shares)	52,523	262,500	273,041	–	–	7		41,982	41,981,717

Stock Index	Northern Institutional Funds - U.S. Government Portfolio (Shares)	227,739	175,902	340,496	–	–	20		63,145	63,145,452

	Northern Trust Corp.	7,127	26	98	183	5	95		7,243	67,175

	Total	$234,866	$175,928	$340,594	$ 183	$ 5	$ 115		$ 70,388	63,212,627

U.S. Quality ESG	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$ 283	$ 88,019	$ 85,337	$ –	$ –	$ –	*	$ 2,965	2,965,368

*	Amount rounds to less than one thousand.

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NOTES TO THE FINANCIAL STATEMENTS continued

10. DERIVATIVE INSTRUMENTS

Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.

Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2021:

		ASSETS			LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE		STATEMENTS OF LIABILITIES LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net Assets - Net unrealized appreciation	$ –		Net Assets - Net unrealized depreciation	$(168	)*

Active M International Equity	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(374	)*

Emerging Markets Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(2,928	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	118		Unrealized depreciation on forward foreign currency exchange contracts	–

Global Real Estate Index	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(477	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	48		Unrealized depreciation on forward foreign currency exchange contracts	(12)

Global Sustainability Index	Equity contracts	Net Assets - Net unrealized appreciation	5	*	Net Assets - Net unrealized depreciation	(451	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	15		Unrealized depreciation on forward foreign currency exchange contracts	(64)

Income Equity	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(43	)*

	Equity contracts				Outstanding options written, at value	(5)

International Equity	Equity contracts	Net Assets - Net unrealized appreciation	3	*	Net Assets - Net unrealized depreciation	(38	)*

International Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	119	*	Net Assets - Net unrealized depreciation	(731	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	198		Unrealized depreciation on forward foreign currency exchange contracts	(586)

Large Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(85	)*

Large Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(17	)*

Mid Cap Index	Equity contracts	Net Assets–Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(694	)*

Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(462	)*

Northern Engage360TM	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(327	)*

	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	91		Unrealized depreciation on forward foreign currency exchange contracts	(91)

Small Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	–		Net Assets - Net unrealized depreciation	(399	)*

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		ASSETS		LIABILITIES

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF ASSETS LOCATION	VALUE	STATEMENTS OF LIABILITIES LOCATION	VALUE

Small Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	$ –	Net Assets - Net unrealized depreciation	(285	)*

Small Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(448	)*

Stock Index	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(3,269	)*

U.S. Quality ESG	Equity contracts	Net Assets - Net unrealized appreciation	–	Net Assets - Net unrealized depreciation	(89	)*

*

Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

As of September 30, 2021, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:

				GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT

Emerging Markets Equity Index	Citibank	$9		$–	$–	$9

	Goldman Sachs	69		–	(20)	49

	Morgan Stanley	27		–	–	27

	Toronto-Dominion Bank	13		–	–	13

	Total	$118		$–	$(20)	$98

Global Real Estate Index	Citibank	$2		$–	$–	$2

	JPMorgan Chase	28		–	–	28

	Morgan Stanley	18		(5)	–	13

	Total	$48		$(5)	$–	$43

Global Sustainability Index	BNP	$6		$(5)	$–	$1

	BNY Mellon	2		–	–	2

	Citibank	–	*	– *	–	–

	JPMorgan Chase	1		(1)	–	–

	Morgan Stanley	6		(6)	–	–

	UBS	–	*	– *	–	–

	Total	$15		$(12)	$–	$3

International Equity Index	BNY Mellon	$69		$(5)	$–	$64

	JPMorgan Chase	64		(64)	–	–

	Morgan Stanley	57		(57)	–	–

	Toronto-Dominion Bank	7		(7)	–	–

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NOTES TO THE FINANCIAL STATEMENTS continued

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS		CASH COLLATERAL RECEIVED	NET AMOUNT

	UBS	$ 1	$–		$–	$1

	Total	$198	$(133)		$–	$65

Northern Engage360TM	JPMorgan Chase	$ 91	$(91)		$–	$–

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS		CASH COLLATERAL PLEDGED	NET AMOUNT

Global Real Estate Index	Morgan Stanley	$ (5)	$5		$–	$–

	Toronto-Dominion Bank	(7)	–		–	(7)

	Total	$(12)	$5		$–	$(7)

Global Sustainability Index	Bank of Montreal	$ (5)	$–		$–	$(5)

	BNP	(5)	5		–	–

	Citibank	(9)	–	*	–	(9)

	JPMorgan Chase	(7)	1		–	(6)

	Morgan Stanley	(16)	6		–	(10)

	Toronto-Dominion Bank	(17)	–		–	(17)

	UBS	(5)	–	*	–	(5)

	Total	$ (64)	$12		$–	$(52)

International Equity Index	BNP	$ (3)	$–		$–	$(3)

	BNY Mellon	(5)	5		–	–

	Citibank	(41)	–		–	(41)

	Goldman Sachs	(4)	–		–	(4)

	JPMorgan Chase	(284)	64		–	(220)

	Morgan Stanley	(98)	57		–	(41)

	Toronto-Dominion Bank	(151)	7		–	(144)

	Total	$(586)	$133		$–	$(453)

Northern Engage360TM	JPMorgan Chase	$ (91)	$91		$–	$–

*	Amounts round to less than $1,000.

The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2021:

		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$ (364)

Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	1,378

Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	(510)

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(54)

Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	975

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(74)

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		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Global Sustainability Index	Equity contracts	Net realized gains (losses) on futures contracts	$ 2,264

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	106

Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	123

	Equity contracts	Net realized gains (losses) on options written	173

International Equity	Equity contracts	Net realized gains (losses) on futures contracts	190

International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	5,330

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(508)

Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	216

Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	75

Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	796

Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	1,331

Northern Engage360TM	Equity contracts	Net realized gains (losses) on futures contracts	1,034

	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	134

Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	(312)

Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	(178)

Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	2,847

Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	30,221

U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	177

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$ (140)

Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(362)

Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(2,279)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	168

Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(561)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	93

Global Sustainability Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(734)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(38)

Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(57)

	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	(14)

International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(73)

International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,428)

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		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$ (32)

Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(107)

Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(26)

Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(668)

Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(540)

Northern Engage360TM	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(382)

	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(131)

Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	287

Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	675

Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,872)

Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(7,356)

U.S. Quality ESG	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(89)

Volume of derivative activity for the six months ended September 30, 2021*:

	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

Active M Emerging Markets Equity	–	$–	40	$ 1,425

Active M International Equity	–	–	27	2,122

Emerging Markets Equity Index	39	296,188	47	3,949

Global Real Estate Index	67	7,945	137	1,033

Global Sustainability Index	108	7,064	306	372

Income Equity	–	–	57	415

International Equity	–	–	74	171

International Equity Index	137	36,163	188	1,286

Large Cap Core	–	–	20	472

Large Cap Value	–	–	17	292

Mid Cap Index	–	–	48	4,257

Multi-Manager Global Listed Infrastructure	–	–	75	2,187

Northern Engage360TM	163	2,828	41	542

Small Cap Core	–	–	35	1,473

Small Cap Index	–	–	61	2,754

Stock Index	–	–	20	23,418

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	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**

U.S. Quality ESG	–	$ –	24	$1,060

*	Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange and futures and written options equity contracts.

**	Amounts in thousands.
11. INDEMNIFICATIONS AND WARRANTIES

In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

12. LEGAL PROCEEDINGS

In 2007, the Large Cap Core, Large Cap Value and Stock Index Funds were shareholders of the Tribune Company (“Tribune”). In 2007, as a part of a leveraged buy-out transaction (the “LBO”), Tribune was converted from a public company to a privately-held company. Tribune later filed for bankruptcy in 2008. On December 7, 2010, Northern Funds was named as a defendant and a putative member of the proposed defendant class of former shareholders named in an adversary proceeding (the “Committee Action”) brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Committee”) in the U.S. Bankruptcy Court for the District of Delaware to avoid and recover the proceeds paid to the former shareholders in connection with the Tribune LBO as “actual” fraudulent transfers under Section 548 of the Bankruptcy Code. On June 2, 2011, a second suit was initiated by certain creditors of Tribune in the Delaware Superior Court with respect to claims related to the LBO (Niese et al. v. A.G. Edwards, Inc. et al.), in which Northern Funds was named as a defendant. On June 2, 2011, the indenture trustees, on behalf of certain noteholders of Tribune, filed a third suit and named Northern Funds as a defendant in the U.S. District Court for the Northern District of Illinois (Deutsche Bank Trust Co.et al. v. Ohlson Enterprises et al.) and a fourth suit named Northern Funds as a defendant in the U.S. District Court for the Southern District of New York (Deutsche Bank Trust Co. et al. v Sirius International Insurance Corp. et al.). The individual creditors’ actions sought to avoid and recover as constructive fraudulent transfers the same proceeds in connection with the Tribune LBO discussed above. Each of these cases, along with others brought by the indenture trustees and other individual creditors, was consolidated into a Multi-District Litigation proceeding in the Southern District of New York (the “District Court”). The Tribune bankruptcy plan was confirmed by the U.S

Bankruptcy Court on July 23, 2012, and became effective on December 31, 2012. The former shareholder defendants filed motions to dismiss the individual creditor actions, each of which was granted by the District Court on September 23, 2013. The District Court’s order dismissing the actions by the individual creditors was affirmed on appeal by the Second Circuit Court of Appeals on March 29, 2016 (the “Second Circuit Decision”). The Plaintiffs in the individual creditor actions filed a Petition for Writ of Certiorari requesting review of the Second Circuit Decision by the United States Supreme Court; however, the Supreme Court issued a statement on April 3, 2018, indicating a potential lack of a quorum and informing the parties that the Petition for Writ of Certiorari would be deferred to allow the Second Circuit time to consider whether to recall the mandate based on the Supreme Court decision in Merit Management Group, LP v. FTI Consulting, Inc. The Plaintiffs filed a motion with the Second Circuit to recall the mandate and vacate the Second Circuit decision, and the Second Circuit recalled the mandate on May 15, 2018. On December 19, 2019, the Second Circuit issued an amended decision that affirmed dismissal of the constructive fraudulent transfer claims brought by the individual creditors, holding that the safe harbor of Section 546(e) of the Bankruptcy Code applies. On February 6, 2020, the Second Circuit denied plaintiffs’ petition for a rehearing en banc. Plaintiffs filed a Petition for Writ of Certiorari with the United States Supreme Court on July 6, 2020 to seek review of the Second Circuit’s amended decision. On April 19, 2021, the Supreme Court denied the Plaintiffs’ Petition for a Writ of Certiorari.

On January 6, 2017, the District Court issued an opinion and order granting the motion to dismiss the actual fraudulent transfer claims in the Committee Action. The Plaintiff in the Committee Action later sought from the District Court leave to amend the complaint with an additional claim for constructive fraudulent transfer based upon the decision in Merit Management. The motion for leave to amend was denied by the District Court on April 23, 2019. On June 13, 2019, the District Court entered a final judgment in the Committee Action on the actual fraudulent transfer claims that were dismissed on January 6, 2017. On July 12, 2019, the Plaintifffiled a notice of appeal stating that it was appealing the final judgment and the April 23, 2019 decision and related orders to the Second Circuit Court of Appeals. On August 20, 2021, the Second Circuit issued a decision affirming the District Court’s (a) January 6, 2017 decision and order and

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related final judgment dismissing the actual fraudulent transfer claims in the Committee Action and (b) April 23, 2019 decision and order denying the Plaintiff’s motion for leave to amend the complaint in the Committee Action to add constructive fraudulent transfer claims. On September 3, 2021, the Plaintiff filed a petition for rehearing seeking full Second Circuit review of the panel’s August 20, 2021 decision, The Second Circuit denied the petition for rehearing on October 7, 2021.

The value of the proceeds received by the Large Cap Core, Large Cap Value and Stock Index Funds in the LBO was approximately $308,000, $26,520,000 and $790,000, respectively. The value of the proceeds received by the Stock Index Fund includes proceeds of approximately $372,000 received by the Northern Institutional Funds Equity Index Portfolio, which was acquired by the Stock Index Fund in 2012. The Funds cannot predict the outcome of these proceedings, but an adverse decision could have a material impact on each Fund’s NAV. The Funds intend to vigorously defend these actions.

On or about February 14, 2020, Marc S. Kirschner, as Trustee for NWHI Litigation Trust (“Litigation Trustee”) and Wilmington Savings Fund Society, FSB, as indenture Trustee (“Indenture Trustee”) for several series of notes issued by Nine West Holdings, Inc. (“Nine West”), filed separate complaints (docket nos. 20-cv-01129 and 20-cv-01136, respectively ) in the United States District Court for the Northern District of Illinois against a group of defendants that includes three Northern Funds that had invested in The Jones Group Inc. (“Jones Group”) including the Small Cap Core Fund, Small Cap Index Fund and Small Cap Value Fund (together, the “Small Cap Funds”). The claim stems from a series of merger transactions (“Transactions”) entered into by Jones Group, Nine West and others in 2014 that allegedly rendered Jones Group insolvent. The matters in these proceedings were transferred from the United States District Court for the Northern District of Illinois to the United States District Court for the Southern District of New York to centralize the litigation, and were assigned to the Honorable Jed S. Rakoff for coordinated or consolidated pretrial proceedings. The Small Cap Funds allegedly received the following amounts as a result of the Transactions: Small Cap Core Fund ($134,265), Small Cap Index Fund ($683,610) and Small Cap Value Fund ($4,010,685). The Litigation Trustee and Indenture Trustee seek to clawback these proceeds for the benefit of the Trust and the noteholders, respectively, on the basis that they were fraudulent conveyances. On June 29, 2020, the former public shareholder defendants, including the Small Cap Funds, filed a motion to dismiss on the basis that the payments allegedly made to them in connection with the Transactions were shielded from the fraudulent conveyance claims under Section 546(e) of the Bankruptcy Code. On August 27, 2020, all fraudulent conveyance claims against the former public shareholder defendants were dismissed. Plaintiffs appealed from that decision and the actions are currently on appeal before the U.S. Court of Appeals for the Second Circuit. The Small Cap Funds intend to continue to vigorously defend themselves against this action.

13. NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

In December 2020, Rule 2a-5 under the 1940 Act was adopted by the SEC and establishes requirements for determining fair value in good faith for purposes of the 1940 Act. The effective date for compliance with Rule 2a-5 is September 8, 2022. Management is evaluating the impact of the adoption of Rule 2a-5 on the financial statements.

14. LIBOR TRANSITION

Certain of the Funds’ investments, payment obligations and financing terms may be based on floating rates, such as LIBOR, Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor compel banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. The FCA and ICE Benchmark Administrator have since announced that most LIBOR settings will no longer be published after December 31, 2021 and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing the Secured Overnight Financing Rate ("SOFR") that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Funds. The effect of any changes to, or discontinuation of, LIBOR on the Funds will depend on, among other things, (1) existing fallback or termination provisions in individual contracts and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of

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LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition will be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

15. CORONAVIRUS (COVID-19) PANDEMIC

An outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has spread internationally. The outbreak and efforts to contain its spread have resulted in closing borders and quarantines, restricting international and domestic travel, enhanced health screenings, cancelations, disrupted supply chains and customer activity, responses by businesses (including changes to operations and reducing staff), and have produced general concern and uncertainty. The impact of the coronavirus pandemic, and other epidemics and pandemics that may arise in the future could adversely affect national and global economies, individual companies and the market in general in a manner and for a period of time that cannot be foreseen at the present time and may adversely affect the value, volatility and liquidity of dividend and interest paying securities. In the event of a pandemic or an outbreak, there can be no assurance that the Funds and their service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons, and could otherwise disrupt the ability of the Funds’ service providers to perform essential services. Certain economic and market conditions arising out of a pandemic or outbreak could result in a Fund’s inability to achieve its investment objectives, cause the postponement of reconstitution or rebalance dates for benchmark indices, adversely affect the prices and liquidity of the securities and other instruments in which a Fund invests, negatively impact a Fund’s performance, and cause losses on your investment in a Fund. Management is monitoring the development of the pandemic, which was ongoing as of the date of the financial statements, and is evaluating its impact on the financial position and operating results of the Funds.

16. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

NORTHERN FUNDS SEMIANNUAL REPORT	251	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, if any, including redemption fees on certain exchanges and redemptions; and (2) ongoing costs, including management fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2021 through September 30, 2021.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled Expenses Paid 4/1/2021 - 9/30/2021 to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5 percent per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5 percent hypothetical example with the 5 percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees or other costs such as advisory fees related to affiliated money market fund investments, but shareholders of other funds may incur such costs. For example, the information does not reflect redemption fees (See page 231), if any, in the Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and Northern Engage360 TM Funds. If these fees were included, your costs would have been higher. The information also does not reflect reimbursements of advisory fees incurred in connection with the investment of uninvested cash in affiliated money market funds (See page 237), which may result in different expense ratios in the Financial Highlights. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

ACTIVE M EMERGING MARKETS EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	1.10%	$1,000.00	$ 963.00	$5.41

Hypothetical (5% return before expenses)	1.10%	$1,000.00	$1,019.55	$5.57

ACTIVE M INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.85%	$1,000.00	$1,059.30	$4.39

Hypothetical (5% return before expenses)	0.85%	$1,000.00	$1,020.81	$4.31

EMERGING MARKETS EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.30%	$1,000.00	$ 953.20	$1.47

Hypothetical (5% return before expenses)	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL REAL ESTATE INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.48%	$1,000.00	$1,067.10	$2.49

Hypothetical (5% return before expenses)	0.48%	$1,000.00	$1,022.66	$2.43

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2021 through September 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

EQUITY FUNDS	252	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

GLOBAL SUSTAINABILITY INDEX

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Class K

Actual	0.25%	$1,000.00	$1,080.90	$1.30

Hypothetical (5% return before expenses)	0.25%	$1,000.00	$1,023.82	$1.27
Class I

Actual	0.30%	$1,000.00	$1,080.90	$1.56

Hypothetical (5% return before expenses)	0.30%	$1,000.00	$1,023.56	$1.52

GLOBAL TACTICAL ASSET ALLOCATION

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.26%	$1,000.00	$1,036.40	$1.33

Hypothetical (5% return before expenses)	0.26%	$1,000.00	$1,023.76	$1.32

INCOME EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	1.01%	$1,000.00	$1,074.60	$5.25

Hypothetical (5% return before expenses)	1.01%	$1,000.00	$1,020.00	$5.11

INTERNATIONAL EQUITY

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.53%	$1,000.00	$1,037.20	$2.71

Hypothetical (5% return before expenses)	0.53%	$1,000.00	$1,022.41	$2.69

INTERNATIONAL EQUITY INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.24%	$1,000.00	$1,042.40	$1.23

Hypothetical (5% return before expenses)	0.24%	$1,000.00	$1,023.87	$1.22

LARGE CAP CORE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.45%	$1,000.00	$1,092.80	$2.36

Hypothetical (5% return before expenses)	0.45%	$1,000.00	$1,022.81	$2.28

LARGE CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.57%	$1,000.00	$1,052.50	$2.93

Hypothetical (5% return before expenses)	0.57%	$1,000.00	$1,022.21	$2.89

MID CAP INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.15%	$1,000.00	$1,017.30	$0.76

Hypothetical (5% return before expenses)	0.15%	$1,000.00	$1,024.32	$0.76

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.96%	$1,000.00	$1,029.40	$4.88

Hypothetical (5% return before expenses)	0.96%	$1,000.00	$1,020.26	$4.86

MULTI-MANAGER GLOBAL REAL ESTATE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.92%	$1,000.00	$1,110.30	$4.87

Hypothetical (5% return before expenses)	0.92%	$1,000.00	$1,020.46	$4.66

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2021 through September 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

NORTHERN FUNDS SEMIANNUAL REPORT	253	EQUITY FUNDS

EQUITY FUNDS

FUND EXPENSES (continued)	SEPTEMBER 30, 2021 (UNAUDITED)

NORTHERN ENGAGE360TM

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.70%	$1,000.00	$1,039.60	$3.58

Hypothetical (5% return before expenses)	0.70%	$1,000.00	$1,021.56	$3.55

SMALL CAP CORE

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID 4/1/2021- 9/30/2021

Class K

Actual	0.49%	$1,000.00	$1,014.40	$2.47

Hypothetical (5% return before expenses)	0.49%	$1,000.00	$1,022.61	$2.48

Class I

Actual	0.59%	$1,000.00	$1,013.80	$2.98

Hypothetical (5% return before expenses)	0.59%	$1,000.00	$1,022.11	$2.99
SMALL CAP INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.15%	$1,000.00	$ 996.50	$0.75

Hypothetical (5% return before expenses)	0.15%	$1,000.00	$1,024.32	$0.76
SMALL CAP VALUE

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	1.00%	$1,000.00	$ 991.50	$4.99

Hypothetical (5% return before expenses)	1.00%	$1,000.00	$1,020.05	$5.06
STOCK INDEX

SHARES	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID* 4/1/2021- 9/30/2021

Actual	0.10%	$1,000.00	$ 1,091.10	$0.52

Hypothetical (5% return before expenses)	0.10%	$1,000.00	$1,024.57	$0.51

U.S. QUALITY ESG

	EXPENSE RATIO	BEGINNING ACCOUNT VALUE 4/1/2021	ENDING ACCOUNT VALUE 9/30/2021	EXPENSES PAID 4/1/2021- 9/30/2021

Class K

Actual	0.39%	$1,000.00	$ 1,094.40	$ 2.05

Hypothetical (5% return before expenses)	0.39%	$1,000.00	$ 1,023.11	$ 1.98

Class I

Actual	0.49%	$1,000.00	$ 1,094.30	$ 2.57

Hypothetical (5% return before expenses)	0.49%	$1,000.00	$ 1,022.61	$ 2.48

*

Expenses are calculated using the Funds’ annualized expense ratios, which represent ongoing expenses as a percentage of net assets for the six months ended September 30, 2021. Expenses are equal to the Funds’ annualized expense ratio for the period April 1, 2021 through September 30, 2021, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

EQUITY FUNDS	254	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS	SEPTEMBER 30, 2021 (UNAUDITED)

All Funds except Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360TM Funds

The Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”) oversees the management of the Trust, including review of the investment performance and expenses of the Emerging Markets Equity Index, Global Real Estate Index, Global Sustainability Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index and U.S. Quality ESG Funds (each a “Fund” and collectively, the “Funds”) at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue the management agreement (the “Management Agreement”) between the Trust, on behalf of the Funds, and Northern Trust Investments, Inc. (“Northern”).

The Management Agreement was re-approved with respect to the Funds by the Board, including all of the Trustees who are not parties to the Management Agreement or “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of any party thereto (the “Independent Trustees”) voting separately, at the annual contract renewal meeting held on May 19-20, 2021 (the “Annual Contract Meeting”).

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement and Northern and its affiliates. This information included written materials and verbal presentations at a Board meeting held on February 10-11, 2021 and a Board meeting held on April 8, 2021 (the “February and April Board Meetings”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

In evaluating the Management Agreement, the Trustees reviewed the Funds’ Management Agreement. They discussed with counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Board meetings and at this meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an on-going one throughout the year.

The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Funds; (vii) information regarding purchases and redemptions of the Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the Funds’ shareholders. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Funds by Northern and its affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Management Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and actual management fees and total expenses (after expense reimbursements and fee waivers) of the Funds in comparison to those borne by mutual fund peer expense groups and categories selected by Broadridge; (iv) the management fees charged to the Funds compared to the management fees charged by Northern to its other comparable institutional accounts; (v) Northern’s staffing for the Funds and the experience of the portfolio managers, credit research and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Funds; (viii) the fees paid by the Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their service relationships with the Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Funds with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees also considered the Funds’ relationships to other mutual funds and exchange-traded funds advised and offered by Northern and other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry). In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

NORTHERN FUNDS SEMIANNUAL REPORT	255	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Funds and the Trust. The Trustees understood that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates. They considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Funds. The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the Chief Compliance Officer (“CCO”) regarding the Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Funds, as well as Northern’s responses to any compliance or operational issue raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Funds’ and their shareholders, including to address additional regulatory and reporting requirements. The Trustees took into account that each of the U.S. Government Money Market and U.S. Government Select Money Market Funds had maintained a stable net asset value.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of investment approach with respect to the Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Funds and was able to continue to provide quality services to the Funds.

Performance

The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Funds that had been in existence for the applicable periods, the Trustees received information on the Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. They compared the investment performance of the Funds to the performance of other registered funds and to rankings issued by Broadridge for certain time periods. The Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Funds’ investment performance relative to their respective performance benchmarks.

The Trustees noted that the performance of each of the Funds was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five- year periods ended January 31, 2021, with the exception of:

• the Global Real Estate Index Fund, which was in the fourth quintile for the one- and three-year periods;

• the Large Cap Core Fund, which was in the fourth quintile for the one-, three- and five-year periods;

• the Small Cap Value Fund, which was in the fifth quintile for the one-year period and the fourth quintile for the three- and five-year periods;

• the Global Sustainability Index Fund, which was in the fourth quintile for the one-year period; and

• the International Equity Fund, which was in the fifth quintile for the one-, three- and five-year periods.

They also considered that all of the non-index Funds underperformed against their respective benchmarks for those time periods, except the U.S. Quality ESG Fund and Large Cap Value Fund, which outperformed their benchmarks for the one-year period.

The Trustees took into account the portfolio managers’ discussions for the reasons for tracking differences of the index Funds and considered that each of them was appropriately tracking its respective index.

They also considered that none of the Funds, except for the Small Cap Value Fund, were in the least desirable less return, more expenses portion of the Broadridge three-year performance and expenses comparison, due to underperformance relative to its peer expense group for the three-year period.

EQUITY FUNDS	256	NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

SEPTEMBER 30, 2021 (UNAUDITED)

The Trustees took into account senior management’s and portfolio managers’ discussion of the Funds’ performance and explanations for differences in investment parameters of certain Funds and their peers. They also considered the Funds’ investment performance relative to the investor base that the Funds are intended to serve. The Trustees noted the potential impact on performance of the relative risk parameters of the different Funds. Specifically, they took into consideration that Northern’s more risk averse investment strategies may cause certain fixed income Funds to underperform against their peers during certain market environments. In addition, the Trustees reviewed the consistency of Northern’s investment approach for the Funds and processes to address performance issues, if any. The Trustees expected and believed also that Northern was appropriately monitoring underperforming Funds. They noted the quarterly in-depth performance reviews had assisted them in that regard.

The Trustees concluded, based on the information received, that Northern was devoting appropriate resources to improving the Funds’ performance and monitoring any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated the Funds’ contractual management fee rates and net (after expense reimbursements) management fee rates; the Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Funds. In addition, the Trustees considered actions taken by Northern in past years to reduce Fund expenses, such as other voluntary expense reimbursements, service provider and management fee reductions and reductions in the contractual expense limitations with respect to certain Funds. The Trustees also considered that, for those Funds that were sweeping uninvested cash into a Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Fund all of the advisory fees received by Northern, if any, of the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Funds under the Management Agreement and the Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Fund against its respective Broadridge peer expense group and expense universe. In comparing the Funds’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Funds’ management fees include both advisory and administrative costs. Among other data, the Trustees noted that contractual management fees were equal to or lower than the Funds’ respective peer expense group median contractual management fees and actual management fees were equal to or lower than the Funds’ respective peer expense group and peer expense universe median actual management fees, respectively, except the Income

Equity Fund, whose contractual management fee was higher than its peer expense group median and actual management fee was higher than its peer expense universe median; the International Equity Index Fund, whose actual management fee was higher than its peer expense universe median; and the Small Cap Value Fund, whose contractual management fee was higher than its peer expense group median. All of the equity Funds’ actual expenses, after reimbursement and fee waivers, were in the first quintile of their respective peer expense group and expense universe, except the International Equity Index Fund, which was in the second quintile of its peer expense group and expense universe, and the Income Equity Fund, which was in the third quintile of its peer group and fourth quintile of its peer universe.

With respect to Global Tactical Asset Allocation Fund, contractual management fee was higher than its peer expense group median contractual management fee, and the actual management fee was higher than its peer expense group and peer expense universe median actual management fees, respectively. The Fund’s actual expenses, after reimbursement and fee waivers, were in the first quintile of its peer expense group and expense universe.

The Trustees took into account Northern’s discussion of the Funds’ expenses, and that Northern had reimbursed expenses and/or waived fees for most of the Funds. They also reviewed information comparing the Funds’ fee rates to the fee rates charged by Northern to similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Fund. For Funds where there were applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Funds.

In addition, the Trustees considered the amount of assets in the Funds; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall Trust basis and both before and after distribution and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also determined that the management fees charged under the Management Agreement were based on services provided that were in addition to, rather than duplicative of, services provided under the management agreement of any affiliated funds in which the Funds invested in the prior year.

NORTHERN FUNDS SEMIANNUAL REPORT	257	EQUITY FUNDS

EQUITY FUNDS

APPROVAL OF MANAGEMENT AGREEMENT AND SUB-ADVISORY AGREEMENTS (continued)

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements during the year. They also took into account the nature of the Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels. The Trustees considered that the Income Equity Fund had breakpoints, thus ensuring that as this Fund grew, shareholders would receive reduced fee rates. The Trustees also noted that all of the non-index Funds had a quantitative active strategy. They agreed that breakpoints were not necessary with respect to the Funds (other than the Income Equity Fund) at this time based on the level of management fees and contractual expense reimbursements. The Trustees determined, on the basis of the foregoing, that the Funds’ current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the extent to which Northern benefited from receipt of research products and services generated by the Funds.

After deliberation, the Trustees concluded with respect to each of the Funds that the management fee paid by each of the Funds was reasonable in light of the services provided by Northern, its costs, the Funds’ asset levels and other factors including those discussed above and that renewal of the Management Agreement should be approved.

Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360 TM Funds

The Board of the Trust oversees the management of the Trust, including review of the investment performance and expenses of the Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, and Northern Engage360TM Funds (each a “Multi-Manager Fund” and collectively, the Multi-Manager Funds”) at regularly scheduled meetings held during the Multi-Manager Funds’ fiscal year. In addition, the Trustees determine annually whether to approve and continue (i) the management agreement (the “Multi-Manager Management Agreement”) between the Trust, on behalf of the Multi-Manager Funds, and Northern; and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Multi-Manager Funds.

The Management and Sub-Advisory Agreements were re-approved with respect to the Multi-Manager Funds by the Board, including all of the Independent Trustees voting separately, at the Annual Contract Meeting.

In advance of, and at, the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement and Northern and its affiliates, and information relating to the Sub-Advisory Agreements each Sub-Advisor and their affiliates. This information included written materials and verbal presentations at the February and April Board Meetings. At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees also asked questions of and requested additional information from management. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They also met in executive sessions at the Annual Contract Meeting, and each of the other Board meetings, with their independent legal counsel without employees of Northern present.

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Management Agreement

In evaluating the Multi-Manager Management Agreement, the Trustees discussed with counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Board meetings and at this meeting, as well as their interactions with Northern throughout the year and in past years at various meetings. The Trustees noted that their evaluation process with respect to Northern and the Multi-Manager Management Agreement was on-going throughout the year.

The materials reviewed by the Trustees included, without limitation: (i) information on the investment performance of the Multi-Manager Funds in comparison to other mutual funds and performance benchmarks; (ii) compliance reports; (iii) information about Northern’s and its affiliates’ risk management processes and credit research, stress testing, business continuity and cyber-security programs; (iv) fees charged to and expenses borne by the Multi-Manager Funds; (v) Northern’s profitability and costs and compensation paid to affiliates of Northern; (vi) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Funds; (vii) information regarding purchases and redemptions of the Multi-Manager Funds’ shares; (viii) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (ix) the nature of the shareholders in the Multi-Manager Funds. The Trustees also considered the nature, quality and extent of non-advisory services provided to the Multi-Manager Funds by Northern and its affiliates.

More specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Multi-Manager Management Agreement and the multi-manager exemptive order; (ii) the Multi-Manager Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer groups and categories selected by Broadridge, an independent third-party provider of mutual fund data; (iii) the contractual and actual management fees and total expenses (after expense reimbursements and fee waivers) of the Multi-Manager Funds in comparison to those borne by mutual fund peer expense groups and categories selected by Broadridge; (iv) the management fees charged to the Multi-Manager Funds compared to the management fees charged by Northern to its other comparable institutional accounts; (v) Northern’s staffing for the Multi-Manager Funds and the experience of the portfolio managers and other personnel; (vi) Northern’s financial resources and its ability to attract and retain portfolio management talent; (vii) Northern’s investments in technology to benefit the Multi-Manager Funds; (viii) the fees paid by the Multi-Manager Funds to Northern and its affiliates for services, and the expenses incurred by them in connection with the provision of those services; and (ix) the benefits received by Northern and its affiliates from their service relationships with the Multi-Manager Funds. The Trustees were provided with a description of the methodology Broadridge used to determine the similarity of the Multi-Manager Funds with the funds included in their respective peer expense groups and peer expense and performance universes. The Trustees also took into account factors such as conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Multi-Manager Management Agreement for each of the Multi-Manager Funds, the Trustees gave weight to various factors including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services provided by Northern to the Multi-Manager Funds. In this regard, they considered both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Multi-Manager Funds by Northern and its affiliates. These services include acting as the Multi-Manager Funds’ administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Multi-Manager Funds and the Trust. The Trustees understood that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Multi-Manager Management Agreement, that Northern engaged sub-advisers, subject to the Trustees’ approval, to manage the assets of the Multi-Manager Funds. They considered that Northern provided overall general investment management services to the Multi-Manager Funds, including managing the day-to-day operations of the Multi-Manager Funds, and also had the ultimate responsibility to oversee the sub-advisers, and to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was also responsible for, among other things: (i) selecting each Multi-Manager Fund’s investment strategies; (ii) allocating and reallocating assets among the sub-advisers consistent with each Multi-Manager Fund’s investment objective and strategies; (iii) monitoring and evaluating each sub-adviser’s performance; (iv) compensating the sub-advisers; and (v) overseeing the sub-advisers’ compliance programs and compliance with the applicable Multi-Manager Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Fund, in addition to providing the foregoing services.

In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their

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anticipated investment synergy with the other sub-advisers managing assets of the same Multi-Manager Fund. The Trustees also considered that the prospectuses for the Multi-Manager Funds disclose Northern’s role in selecting the sub-advisers and that shareholders may consider this factor in determining whether to invest in a Multi-Manager Fund. The Trustees also considered that at the time of the meeting, Northern supervised a significant number of sub-advisers. The Trustees also took into account Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business.

The Trustees considered the quality of Northern’s communications with and services to shareholders, as well as the expenditures made by Northern and its affiliates to improve the quality and scope of their services to the Multi-Manager Funds. The Trustees believed that Northern had made significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Funds. In this regard, they noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They also took into account information regarding the effectiveness and resources of the compliance and due diligence teams.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes. The Trustees also reviewed the compliance and administrative services provided to the Multi-Manager Funds by Northern and its affiliates, including its oversight of the Multi-Manager Funds’ day-to-day operations and fund accounting. The Trustees also noted that on a regular basis they received and reviewed information from the CCO regarding the Multi-Manager Funds’ compliance policies and procedures pursuant to Rule 38a-1 under the 1940 Act. They also considered the quality of Northern’s compliance oversight program with respect to all of the Multi-Manager Funds’ service providers and the continued involvement of Northern’s internal audit group in reviewing operations that support the Multi-Manager Funds, as well as Northern’s responses to any compliance or operational issue raised during the year. The Trustees also took into account that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, including maintaining and monitoring its own and the Multi-Manager Funds’ compliance programs, had expanded over time as a result of regulatory, market and other developments. In this regard, the Trustees also noted Northern’s initiatives undertaken in the past few years with respect to the Multi-Manager Funds and their shareholders, including to address additional regulatory and reporting requirements.

The Trustees also considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They also noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure and the consistency of investment approach with respect to the Multi-Manager Funds. The Trustees also considered Northern’s and its affiliates’ strong financial position and stability. The Trustees concluded that Northern was able to commit, and had committed, substantial financial and other resources to the operations of the Multi-Manager Funds and was able to continue to provide quality services to the Multi-Manager Funds.

Performance

The Trustees considered the investment performance of each of the Multi-Manager Funds, including whether it had operated within its respective investment objectives, as well as its compliance with its investment restrictions. For Multi-Manager Funds that had been in existence for the applicable periods, the Trustees received information on the Multi-Manager Funds’ investment performance for one, two, three, four, five and ten years, as well as performance for the most recent quarter and year-to-date. The Trustees compared the investment performance of the Multi-Manager Funds to the performance of other registered funds and to rankings issued by Broadridge. The Multi-Manager Funds were ranked by Broadridge in quintiles, ranging from first to fifth, where first is the most desirable quintile position and fifth is the least desirable. The Trustees also reviewed the Multi-Manager Funds’ investment performance relative to their performance benchmarks.

The Trustees noted that the performance of each of the Active M Emerging Markets Equity Fund, Active M International Equity Fund, Multi-Manager Global Real Estate Fund and Northern Engage360TM Fund was in the first, second or third quintiles relative to its respective Broadridge peer performance universe for the one-, three- and five- year periods ended January 31, 2021, as applicable, while the Multi-Manager Global Listed Infrastructure Fund had performance in the fifth quintile for the three-year period.

They also considered the performance of the Multi-Manager Funds against their respective benchmarks for the one-, three- and five-year periods ended January 31, 2021, including that:

• the Northern Engage360TM Fund outperformed its respective benchmarks for the one-year period and underperformed its respective benchmarks for the three- and five-year periods, as applicable;

• the Active M Emerging Markets Equity Fund underperformed its benchmarks for the one-, three- and five-year periods; and

• the Active M International Equity Fund, Multi-Manager Global Listed Infrastructure Fund, and Multi-Manager Global Real Estate Fund outperformed their respective benchmarks for the one-, three- and five-year periods.

They took into account that the Multi-Manager Global Listed Infrastructure Fund appeared in the least desirable less return, more expenses portion of the Broadridge three-year performance and expense comparison, due to underperformance relative to its peer expense group for the three-year period.

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The Trustees also took into account senior management’s and the portfolio managers’ discussion of the Multi-Manager Funds’ performance and explanations for differences in investment parameters of certain Multi-Manager Funds and their peers. They also considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees expected and believed also that Northern was appropriately monitoring underperforming sub-advisers and Multi-Manager Funds. They noted the in-depth performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Funds that were underperforming.

The Trustees concluded, based on the information received, that Northern was devoting appropriate resources to improving the Multi-Manager Funds’ performance and monitoring any underperformance.

Fee Rates, Costs of Services and Profitability

The Trustees also evaluated: the Multi-Manager Funds’ contractual and actual management (after expense reimbursements) fee rates; the Multi-Manager Funds’ total operating expense ratios; Northern’s contractual commitments to continue expense reimbursements for at least one year with respect to the Multi-Manager Funds; and whether a consistent methodology was in place for determining the fees and expenses of the Multi-Manager Funds. The Trustees also considered actions taken by Northern to reduce Fund expenses, such as service provider and management fee reductions on several of the Multi-Manager Funds over recent years. The Trustees also considered that, for those Multi-Manager Funds that were sweeping uninvested cash into an Northern-affiliated money market Portfolio, Northern was in each case rebating back to the investing Multi-Manager Fund all of the advisory fees that were received by Northern from the applicable money market Portfolio.

The Trustees reviewed information on the fee rates paid by the Multi-Manager Funds under the Multi-Manager Management Agreement and the Multi-Manager Funds’ total operating expense ratios compared to similar information for mutual funds advised by unaffiliated investment management firms, as prepared by Broadridge. The Broadridge report compared the expenses of each Multi-Manager Funds against its respective Broadridge peer expense group and expense universe. In comparing the Multi-Manager Funds’ contractual and actual management fees to those of comparable funds, the Trustees noted that the Multi-Manager Funds’ management fees include both advisory and administrative costs.

Among other data, the Trustees noted that for all of the Multi-Manager Funds the contractual management fees were higher than their respective Broadridge peer expense group median contractual management fees, and actual management fees were higher than their respective Broadridge peer expense group and expense universe median actual management fees, respectively, with the exception of the Active M Emerging Markets Equity Fund and Northern Engage360TM Fund, whose actual management fees were lower than both their respective peer expense group median and expense universe median, and the Multi-Manager Global Real Estate Fund, whose actual management fees were equal to its peer expense universe median. They also noted that the actual expenses after reimbursement of the Multi-Manager Funds were in the first or second quintiles of their respective peer expense group and expense universe.

The Trustees received information describing the Multi-Manager Funds’ advisory fee structure and the amount retained by Northern after payment of the sub-advisory fees and the services provided by Northern under the Multi-Manager Management Agreement and in overseeing the sub-advisers. The Trustees also took into account that each of the Multi-Manager Funds utilized multiple sub-advisers.

They also reviewed information comparing the Multi-Manager Funds’ fee rates to the fee rates charged by Northern to other similarly managed, private institutional accounts, if any. They noted that there were not applicable comparisons for every Multi-Manager Fund. For Multi-Manager Funds with applicable comparisons, the Trustees considered the difference in, and level of complexity of, services provided by Northern with regard to the private institutional accounts, as well as regulatory, operational and compliance differences, board and committee support provided by Northern to the Multi-Manager Funds and other differences. The Trustees considered the fee comparisons in light of the differences in management of these different kinds of accounts. These comparisons assisted the Trustees in evaluating the reasonableness of the management fees paid by the Multi-Manager Funds.

In addition, the Trustees considered the amount of assets in each Multi-Manager Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by them through their relationship on a Fund-by-Fund basis and on an overall basis and both before and after distribution and certain non-distribution costs. It was noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition of proposed sub-advisers, as required by the Multi-Manager Funds’ exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Fund, recognizing that cost allocation methodologies are inherently subjective and not audited.

The Trustees also discussed information provided by Broadridge with respect to Northern’s profitability compared to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult because of numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees also considered Northern’s expense reimbursements

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during the year. They also took into account the nature of the Multi-Manager Funds and the high quality of the services provided by Northern. The Trustees understood that Northern should be entitled to earn a reasonable level of profit in exchange for the level of services it provides to the Multi-Manager Funds. The Trustees concluded that Northern’s profitability was not unreasonable based on the services and benefits provided and the costs assumed by Northern and its affiliates. They also noted that Northern appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Funds.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee for all of the Multi-Manager Funds have breakpoints, thus ensuring that as a Multi-Manager Fund’s assets grew, its shareholders would receive reduced fee rates. Materials provided to the Trustees indicated that one of the Multi-Manager Funds had the specified asset levels as of January 31, 2021 at which one or more breakpoints on its management fees were triggered. They took into account management’s discussion of the Multi-Manager Funds’ fee structure and considered Northern’s view that the Multi-Manager Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements that limit the expenses for the Funds to specific levels.

The Trustees determined, on the basis of the foregoing, that the Multi-Manager Funds current management fee structures were reasonable.

Other Benefits to Northern

The Trustees also reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions. The Trustees also considered that many of the Multi-Manager Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of some of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees also took into account the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Funds and Northern’s other clients.

After deliberation, the Trustees concluded with respect to each of the Multi-Manager Funds that the management fee paid by each of the Funds was reasonable in light of the services provided by

Northern, its costs and the Multi-Manager Funds’ asset levels, and other factors including those discussed above and that renewal of the Multi-Manager Management Agreement should be approved.

Sub-Advisory Agreements

The Trustees next considered the Sub-Advisory Agreements for the Multi-Manager Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs and each sub-adviser’s compliance policies and procedures (including their codes of ethics) and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Funds, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing sub-advisory agreements. The Trustees also reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.

In evaluating the sub-advisory agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.

Nature, Extent and Quality of Services

The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Fund. The Trustees also placed emphasis on the CCO’s compliance program and the compliance monitoring schedule for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and/or was able to provide, quality services to the Multi-Manager Funds.

Fees, Expenses and Performance

With respect to the sub-advisory fees, the Trustees considered that the sub-advisers were each paid by Northern out of its advisory fees and not by the Multi-Manager Funds. The Trustees also believed, based on Northern’s representations, that each

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sub-advisory agreement had been negotiated at arm’s-length among Northern and each sub-adviser and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its advisory fees and fees paid to the sub-adviser by its other institutional accounts with similar strategies, if any. Finally, the Trustees also considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.

While the Trustees considered Northern’s profitability with respect to each Multi-Manager Fund, they did not consider the sub-advisers’ projected profitability as they did not consider it to be particularly relevant because Northern paid the sub-advisers out of its advisory fees. The Trustees considered that Northern had an incentive to negotiate the lowest possible sub-advisory fees.

The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to each Fund’s applicable performance benchmark. It was noted that each sub-adviser had a different style, and that these styles would underperform in various markets. The Trustees concluded, based upon the information provided, that most of the sub-advisers’ performance records were generally satisfactory and where there had been sub-adviser underperformance in the past, Northern had acted quickly to make changes to improve Fund performance, including by replacing sub-advisers.

Economies of Scale

The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager Funds’ assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Funds primarily at the management fee level given that Northern pays the sub-advisers out of its own management fees.

Other Benefits

The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Funds. The Trustees noted that they had received regular reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Funds and soft dollar usage. The Trustees also considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/ or custodial relationships.

Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to the sub-advisers on a Fund-by-Fund basis were reasonable in light of the services provided by each of them and that the sub-advisory agreements with respect to the Multi-Manager Funds should be reapproved for an additional one-year period.

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FOR MORE INFORMATION

PORTFOLIO HOLDINGS

Northern Funds files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s web site at sec.gov.

PROXY VOTING

Northern Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the 12-month period ended June 30 are available upon request and without charge by visiting Northern Funds’ web site at northerntrust.com/funds or the SEC’s web site at sec.gov or by calling the Northern Funds Center at 800-595-9111.

EQUITY FUNDS	264	NORTHERN FUNDS SEMIANNUAL REPORT

(b)	Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not Applicable.

(a)(4)	There has been no change to the registrant’s independent public accountant during the reporting period.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: December 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date: December 1, 2021

By	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 1, 2021